Quarterly Report
March 31, 2020
SPDR® Series Trust
Equity Funds
Fixed Income Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 99.5%
Acadia Realty Trust REIT	252,977	$3,134,385
American Assets Trust, Inc. REIT	140,943	3,523,575
American Campus Communities, Inc. REIT	400,790	11,121,923
American Homes 4 Rent Class A REIT	746,769	17,325,041
Americold Realty Trust REIT	561,795	19,123,502
Apartment Investment & Management Co. Class A REIT	436,271	15,334,926
Apple Hospitality REIT, Inc.	619,006	5,676,285
Ashford Hospitality Trust, Inc. REIT	263,983	195,136
AvalonBay Communities, Inc. REIT	409,016	60,194,885
Boston Properties, Inc. REIT	421,112	38,839,160
Brandywine Realty Trust REIT	513,069	5,397,486
Brixmor Property Group, Inc. REIT	868,433	8,250,114
Camden Property Trust REIT	283,654	22,476,743
CBL & Associates Properties, Inc. REIT (a)	544,528	108,960
Chatham Lodging Trust REIT	140,201	832,794
Columbia Property Trust, Inc. REIT	343,739	4,296,738
CorePoint Lodging, Inc. REIT	116,624	457,166
Corporate Office Properties Trust REIT	326,545	7,226,441
Cousins Properties, Inc. REIT	428,098	12,530,428
CubeSmart REIT	567,165	15,194,350
DiamondRock Hospitality Co. REIT	587,122	2,982,580
Digital Realty Trust, Inc. REIT (a)	769,658	106,913,193
Diversified Healthcare Trust REIT	697,321	2,531,275
Douglas Emmett, Inc. REIT	483,015	14,736,788
Duke Realty Corp. REIT	1,076,542	34,858,430
Easterly Government Properties, Inc. REIT	215,959	5,321,230
EastGroup Properties, Inc. REIT	112,605	11,764,970
Empire State Realty Trust, Inc. Class A REIT	438,369	3,927,786
Equity Commonwealth REIT	355,665	11,278,137
Equity LifeStyle Properties, Inc. REIT	533,337	30,656,211
Equity Residential REIT	1,022,221	63,081,258
Essex Property Trust, Inc. REIT	193,497	42,615,779
Extra Space Storage, Inc. REIT	379,283	36,320,140
Federal Realty Investment Trust REIT	205,860	15,359,215
First Industrial Realty Trust, Inc. REIT	370,354	12,306,863
Franklin Street Properties Corp. REIT	310,270	1,777,847
Front Yard Residential Corp. REIT (a)	141,678	1,693,052
Security Description	Shares	Value
Healthcare Realty Trust, Inc. REIT	390,109	$10,895,744
Healthpeak Properties, Inc. REIT	1,449,675	34,574,749
Hersha Hospitality Trust REIT (a)	112,328	402,134
Highwoods Properties, Inc. REIT	302,523	10,715,365
Host Hotels & Resorts, Inc. REIT	2,100,937	23,194,344
Hudson Pacific Properties, Inc. REIT	451,927	11,460,869
Independence Realty Trust, Inc. REIT (a)	268,526	2,400,622
Invitation Homes, Inc. REIT	1,576,793	33,696,066
JBG SMITH Properties REIT	344,267	10,958,019
Kilroy Realty Corp. REIT	285,765	18,203,230
Kimco Realty Corp. REIT	1,231,848	11,911,970
Kite Realty Group Trust REIT	246,249	2,331,978
Life Storage, Inc. REIT	136,095	12,867,782
LTC Properties, Inc. REIT	116,669	3,605,072
Macerich Co. REIT (a)	323,852	1,823,287
Mack-Cali Realty Corp. REIT	265,898	4,049,627
Mid-America Apartment Communities, Inc. REIT	334,122	34,424,590
National Storage Affiliates Trust REIT	172,782	5,114,347
Office Properties Income Trust REIT	141,378	3,852,551
Paramount Group, Inc. REIT	592,075	5,210,260
Park Hotels & Resorts, Inc. REIT	696,936	5,512,764
Pebblebrook Hotel Trust REIT	383,724	4,178,754
Pennsylvania Real Estate Investment Trust (a)	184,848	168,507
Piedmont Office Realty Trust, Inc. Class A REIT	366,478	6,472,001
Prologis, Inc. REIT	2,161,472	173,717,505
PS Business Parks, Inc. REIT	58,392	7,913,284
Public Storage REIT	439,904	87,369,333
QTS Realty Trust, Inc. Class A REIT (a)	169,402	9,827,010
Regency Centers Corp. REIT	490,978	18,868,285
Retail Opportunity Investments Corp. REIT	336,881	2,792,743
Retail Properties of America, Inc. Class A REIT	628,131	3,247,437
Retail Value, Inc. REIT	42,977	526,468
Rexford Industrial Realty, Inc. REIT	325,070	13,331,121
RLJ Lodging Trust REIT	500,592	3,864,570
RPT Realty REIT	239,111	1,441,839
Ryman Hospitality Properties, Inc. REIT	160,154	5,741,521
Seritage Growth Properties Class A REIT (a) (b)	98,098	893,673
Service Properties Trust REIT	483,454	2,610,652
Simon Property Group, Inc. REIT (a)	898,635	49,299,116
SITE Centers Corp. REIT	438,312	2,283,606
SL Green Realty Corp. REIT	237,760	10,247,456
Summit Hotel Properties, Inc. REIT	313,248	1,321,907

See accompanying notes to schedule of investments.

SPDR DOW JONES REIT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sun Communities, Inc. REIT	271,453	$33,890,907
Sunstone Hotel Investors, Inc. REIT	654,878	5,703,987
Tanger Factory Outlet Centers, Inc. REIT (a)	271,859	1,359,295
Taubman Centers, Inc. REIT	178,464	7,474,072
UDR, Inc. REIT	858,355	31,364,292
Universal Health Realty Income Trust REIT	37,135	3,743,579
Urban Edge Properties REIT	338,478	2,981,991
Ventas, Inc. REIT	1,091,785	29,259,838
Vornado Realty Trust REIT	464,186	16,808,175
Washington Prime Group, Inc. REIT (a)	535,371	431,027
Washington Real Estate Investment Trust	234,762	5,603,769
Weingarten Realty Investors REIT	352,253	5,083,011
Welltower, Inc. REIT	1,188,186	54,395,155
Xenia Hotels & Resorts, Inc. REIT	330,490	3,404,047
TOTAL COMMON STOCKS (Cost $2,066,257,595)		1,504,190,095
SHORT-TERM INVESTMENTS — 2.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	4,707,361	4,703,125
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	30,907,532	$30,907,532
TOTAL SHORT-TERM INVESTMENTS (Cost $35,610,475)		35,610,657
TOTAL INVESTMENTS — 101.9% (Cost $2,101,868,070)		1,539,800,752
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)%		(28,723,571)
NET ASSETS — 100.0%		$1,511,077,181
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,504,190,095	$—	$—	$1,504,190,095
Short-Term Investments	35,610,657	—	—	35,610,657
TOTAL INVESTMENTS	$1,539,800,752	$—	$—	$1,539,800,752
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$123,018,172	$118,310,320	$(4,909)	$182	4,707,361	$4,703,125	$34,195
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,552,771	6,552,771	9,640,475	16,193,246	—	—	—	—	6,343
State Street Navigator Securities Lending Portfolio II	—	—	196,971,967	166,064,435	—	—	30,907,532	30,907,532	119,402
State Street Navigator Securities Lending Portfolio III	10,224,141	10,224,141	74,155,406	84,379,547	—	—	—	—	29,297
Total		$16,776,912	$403,786,020	$384,947,548	$(4,909)	$182		$35,610,657	$189,237
See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
COMMUNICATIONS EQUIPMENT — 1.7%
Arista Networks, Inc. (a)	3,239	$656,060
Plantronics, Inc. (b)	26,036	261,922
		917,982
CONSUMER FINANCE — 0.7%
LendingTree, Inc. (a) (b)	2,160	396,122
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
Fitbit, Inc. Class A (a)	94,834	631,594
Littelfuse, Inc.	3,319	442,821
		1,074,415
ENTERTAINMENT — 13.7%
Bilibili, Inc. ADR (a) (b)	34,915	817,709
DouYu International Holdings, Ltd. ADR (a) (b)	77,824	498,852
Glu Mobile, Inc. (a)	104,154	655,129
HUYA, Inc. ADR (a) (b)	36,872	624,980
iQIYI, Inc. ADR (a) (b)	30,636	545,321
NetEase, Inc. ADR	2,058	660,536
Netflix, Inc. (a)	2,097	787,423
Roku, Inc. (a) (b)	4,716	412,556
Sea, Ltd. ADR (a) (b)	16,984	752,561
Spotify Technology SA (a)	4,246	515,634
Take-Two Interactive Software, Inc. (a)	5,126	607,995
Tencent Music Entertainment Group ADR (a)	54,723	550,513
		7,429,209
HEALTH CARE TECHNOLOGY — 2.1%
Health Catalyst, Inc. (a)	18,690	488,744
Veeva Systems, Inc. Class A (a)	4,279	669,107
		1,157,851
INTERACTIVE MEDIA & SERVICES — 15.6%
58.com, Inc. ADR (a)	9,990	486,713
Alphabet, Inc. Class A (a)	463	537,983
ANGI Homeservices, Inc. Class A (a) (b)	75,019	393,850
Autohome, Inc. ADR (a)	8,382	595,290
Bitauto Holdings, Ltd. ADR (a)	41,174	427,798
Cargurus, Inc. (a) (b)	16,790	318,003
Facebook, Inc. Class A (a)	3,219	536,929
JOYY, Inc. ADR (a)	11,213	597,204
Momo, Inc. ADR	17,312	375,497
Pinterest, Inc. Class A (a) (b)	35,812	552,937
SINA Corp. (a)	16,946	539,561
Snap, Inc. Class A (a) (b)	41,418	492,460
TrueCar, Inc. (a)	123,755	299,487
Twitter, Inc. (a)	20,561	504,978
Weibo Corp. ADR (a) (b)	14,354	475,261
Yandex NV Class A (a)	14,450	492,022
Yelp, Inc. (a)	18,627	335,845
Zillow Group, Inc. Class C (a) (b)	14,788	532,664
		8,494,482
Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 1.6%
Baozun, Inc. ADR (a) (b)	17,858	$498,952
Quotient Technology, Inc. (a)	56,816	369,304
		868,256
IT SERVICES — 6.6%
MongoDB, Inc. (a) (b)	4,863	663,994
Okta, Inc. (a)	5,352	654,335
Shopify, Inc. Class A (a)	1,616	673,759
Square, Inc. Class A (a)	9,642	505,048
Twilio, Inc. Class A (a) (b)	6,375	570,499
Wix.com, Ltd. (a)	5,248	529,103
		3,596,738
MEDIA — 1.1%
Liberty Broadband Corp. Class C (a)	5,123	567,219
PROFESSIONAL SERVICES — 0.8%
51job, Inc. ADR (a)	7,249	445,016
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Advanced Micro Devices, Inc. (a)	15,187	690,705
Cohu, Inc.	30,604	378,878
Ichor Holdings, Ltd. (a)	19,022	364,462
Inphi Corp. (a)	8,401	665,107
NVIDIA Corp.	2,792	735,971
SolarEdge Technologies, Inc. (a)	6,930	567,428
		3,402,551
SOFTWARE — 45.9%
2U, Inc. (a) (b)	28,628	607,486
Alteryx, Inc. Class A (a) (b)	6,545	622,888
Anaplan, Inc. (a)	12,063	365,026
Appfolio, Inc. Class A (a)	5,859	650,056
Appian Corp. (a) (b)	15,000	603,450
Atlassian Corp. PLC Class A (a)	5,215	715,811
Blackline, Inc. (a) (b)	12,547	660,098
Check Point Software Technologies, Ltd. (a)	5,517	554,679
Cloudera, Inc. (a)	56,602	445,458
Coupa Software, Inc. (a) (b)	4,449	621,659
Crowdstrike Holdings, Inc. Class A (a)	12,647	704,185
CyberArk Software, Ltd. (a)	4,945	423,094
Digital Turbine, Inc. (a)	85,144	366,971
DocuSign, Inc. (a)	8,479	783,459
Dropbox, Inc. Class A (a)	37,195	673,229
Elastic NV (a)	10,058	561,337
Everbridge, Inc. (a) (b)	7,789	828,438
FireEye, Inc. (a)	38,577	408,145
ForeScout Technologies, Inc. (a)	18,086	571,337
J2 Global, Inc.	6,659	498,426
LogMeIn, Inc.	7,579	631,179
Mimecast, Ltd. (a)	14,244	502,813
Pagerduty, Inc. (a) (b)	27,063	467,649
Paycom Software, Inc. (a)	2,429	490,682
Proofpoint, Inc. (a)	5,503	564,553
Qualys, Inc. (a)	7,341	638,593

See accompanying notes to schedule of investments.

SPDR FACTSET INNOVATIVE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Rapid7, Inc. (a)	11,046	$478,623
RealPage, Inc. (a)	11,656	616,952
SailPoint Technologies Holding, Inc. (a)	26,392	401,686
Slack Technologies, Inc. Class A (a)	29,221	784,292
Smartsheet, Inc. Class A (a)	14,874	617,420
Splunk, Inc. (a)	4,351	549,227
SS&C Technologies Holdings, Inc.	10,579	463,572
Talend SA ADR (a) (b)	16,442	368,794
Tenable Holdings, Inc. (a) (b)	25,191	550,675
Teradata Corp. (a)	23,599	483,543
Trade Desk, Inc. Class A (a) (b)	2,475	477,675
Upland Software, Inc. (a)	17,468	468,492
Varonis Systems, Inc. (a) (b)	8,291	527,888
Workday, Inc. Class A (a)	3,917	510,072
Yext, Inc. (a) (b)	43,763	445,945
Zoom Video Communications, Inc. Class A (a) (b)	9,832	1,436,652
Zscaler, Inc. (a) (b)	13,588	826,966
		24,969,175
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.9%
Apple, Inc.	2,272	577,747
Security Description	Shares	Value
Pure Storage, Inc. Class A (a)	37,964	$466,957
		1,044,704
TOTAL COMMON STOCKS (Cost $62,328,335)		54,363,720
SHORT-TERM INVESTMENT — 12.9%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $7,003,424)	7,003,424	7,003,424
TOTAL INVESTMENTS — 112.9% (Cost $69,331,759)		61,367,144
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9)%		(7,018,373)
NET ASSETS — 100.0%		$54,348,771
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$54,363,720	$—	$—	$54,363,720
Short-Term Investment	7,003,424	—	—	7,003,424
TOTAL INVESTMENTS	$61,367,144	$—	$—	$61,367,144
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,457,920	$2,457,905	$(15)	$—	—	$—	$381
State Street Institutional U.S. Government Money Market Fund, Class G Shares	35,929	35,929	26,561	62,490	—	—	—	—	83
State Street Navigator Securities Lending Portfolio II	—	—	40,422,852	33,419,428	—	—	7,003,424	7,003,424	18,900
State Street Navigator Securities Lending Portfolio III	1,780,988	1,780,988	24,977,334	26,758,322	—	—	—	—	5,454
Total		$1,816,917	$67,884,667	$62,698,145	$(15)	$—		$7,003,424	$24,818
See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.0%
BHP Group, Ltd. (a)	23,288	$413,064
National Australia Bank, Ltd.	29,748	303,697
		716,761
BELGIUM — 0.4%
Anheuser-Busch InBev SA	6,160	273,539
BRAZIL — 0.3%
Petroleo Brasileiro SA Preference Shares ADR	43,339	233,597
Petroleo Brasileiro SA Preference Shares	3,200	8,632
		242,229
CANADA — 1.2%
Nutrien, Ltd. (a)	11,499	388,672
Royal Bank of Canada	7,477	457,913
		846,585
CHINA — 4.7%
Alibaba Group Holding, Ltd. ADR (b)	3,333	648,202
China Construction Bank Corp. Class H	740,288	605,533
China Petroleum & Chemical Corp. Class H	942,147	464,333
Industrial & Commercial Bank of China, Ltd. Class H	855,110	585,820
PetroChina Co., Ltd. Class H	1,100,601	403,270
Tencent Holdings, Ltd.	13,306	652,691
		3,359,849
DENMARK — 0.8%
Vestas Wind Systems A/S	7,242	588,450
FINLAND — 0.6%
Sampo Oyj Class A	14,061	410,705
FRANCE — 5.5%
Air Liquide SA	4,626	592,102
BNP Paribas SA	11,729	354,044
Carrefour SA	31,091	491,762
Cie de Saint-Gobain	14,806	360,090
Engie SA	38,982	402,580
LVMH Moet Hennessy Louis Vuitton SE	1,395	518,053
Societe Generale SA	20,457	344,508
TOTAL SA	11,382	441,982
Vinci SA	5,413	447,832
		3,952,953
GERMANY — 4.6%
Allianz SE	2,533	436,022
BASF SE	8,092	383,082
Daimler AG	11,066	334,153
Deutsche Bank AG	69,563	455,602
E.ON SE	60,347	625,143
SAP SE	4,942	557,445
Security Description	Shares	Value
Siemens AG	5,492	$466,842
		3,258,289
HONG KONG — 1.5%
China Mobile, Ltd.	69,043	513,531
CLP Holdings, Ltd.	56,827	524,214
		1,037,745
INDIA — 1.3%
Infosys, Ltd. ADR	50,930	418,135
Reliance Industries, Ltd. GDR (c)	9,327	287,272
Reliance Industries, Ltd.	15,768	232,139
		937,546
IRELAND — 0.7%
Accenture PLC Class A	3,036	495,657
ITALY — 1.1%
Assicurazioni Generali SpA (a)	30,738	418,556
UniCredit SpA	46,888	367,698
		786,254
JAPAN — 10.0%
Bridgestone Corp.	14,927	459,473
Canon, Inc.	21,883	478,181
Honda Motor Co., Ltd. (a)	21,905	493,068
Komatsu, Ltd.	25,547	420,873
Mitsubishi Corp.	22,911	486,319
Mitsubishi UFJ Financial Group, Inc.	113,389	423,285
Mitsui & Co., Ltd.	34,873	485,680
Mizuho Financial Group, Inc.	382,921	438,414
Nippon Steel Corp. (a)	40,861	350,264
Panasonic Corp.	70,905	541,861
Seven & i Holdings Co., Ltd.	15,618	517,345
SoftBank Group Corp.	13,356	468,645
Sony Corp.	9,829	584,614
Takeda Pharmaceutical Co., Ltd.	17,001	520,951
Toyota Motor Corp.	8,695	523,609
		7,192,582
LUXEMBOURG — 0.5%
ArcelorMittal SA	34,419	327,094
MEXICO — 0.7%
America Movil SAB de CV Series L	807,482	483,610
NETHERLANDS — 0.5%
Royal Dutch Shell PLC Class B	9,694	163,449
Royal Dutch Shell PLC Class A (a)	11,007	196,838
		360,287
RUSSIA — 0.5%
Gazprom PJSC ADR	83,129	385,635
SOUTH AFRICA — 1.6%
Anglo American PLC	23,825	418,430
MTN Group, Ltd. (a)	85,093	230,551
Naspers, Ltd. Class N	3,460	494,728
		1,143,709

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SOUTH KOREA — 0.8%
Samsung Electronics Co., Ltd. GDR	552	$548,136
Samsung Electronics Co., Ltd.	1,255	49,227
		597,363
SPAIN — 1.5%
Banco Bilbao Vizcaya Argentaria SA	109,295	349,638
Banco Santander SA	139,124	338,586
Telefonica SA	78,410	359,069
		1,047,293
SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson Class B	73,548	601,734
SWITZERLAND — 4.4%
ABB, Ltd.	29,035	510,299
Credit Suisse Group AG	42,996	355,504
Nestle SA	5,533	568,712
Novartis AG	6,784	559,870
Roche Holding AG	2,151	698,178
UBS Group AG	50,577	472,864
		3,165,427
TAIWAN — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,132	627,578
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	18,121
		645,699
UNITED KINGDOM — 6.5%
AstraZeneca PLC	6,914	618,629
BAE Systems PLC	83,146	537,960
BP PLC	93,609	399,515
GlaxoSmithKline PLC	28,926	543,238
HSBC Holdings PLC	75,166	423,370
National Grid PLC	57,469	674,535
Rio Tinto PLC	10,709	493,766
Tesco PLC	197,411	560,056
Vodafone Group PLC	293,391	411,083
		4,662,152
UNITED STATES — 47.1%
3M Co.	3,482	475,328
Abbott Laboratories	7,019	553,869
Adobe, Inc. (b)	2,144	682,307
Alphabet, Inc. Class A (b)	239	277,706
Alphabet, Inc. Class C (b)	245	284,888
Amazon.com, Inc. (b)	322	627,810
American Express Co.	5,023	430,019
American International Group, Inc.	10,412	252,491
Amgen, Inc.	3,027	613,664
Apple, Inc.	2,729	693,957
AT&T, Inc.	15,791	460,308
Bank of America Corp.	19,854	421,500
Bank of New York Mellon Corp.	12,728	428,679
Baxter International, Inc.	6,805	552,498
Security Description	Shares	Value
Berkshire Hathaway, Inc. Class B (b)	2,767	$505,891
Boeing Co.	1,584	236,238
Booking Holdings, Inc. (b)	290	390,143
Carnival Corp.	11,778	155,116
Caterpillar, Inc.	4,516	524,037
Chevron Corp.	4,907	355,561
Cisco Systems, Inc.	11,972	470,619
Coca-Cola Co.	10,984	486,042
Colgate-Palmolive Co.	8,466	561,804
ConocoPhillips	10,421	320,967
CVS Health Corp.	9,331	553,608
Deere & Co.	3,613	499,172
Duke Energy Corp.	6,374	515,529
DuPont de Nemours, Inc.	8,159	278,222
eBay, Inc.	14,831	445,820
Exxon Mobil Corp.	8,255	313,442
Facebook, Inc. Class A (b)	3,196	533,093
FedEx Corp.	3,442	417,377
General Electric Co.	64,095	508,914
Gilead Sciences, Inc.	8,965	670,223
Goldman Sachs Group, Inc.	2,714	419,557
Home Depot, Inc.	2,563	478,538
Honeywell International, Inc.	3,569	477,497
Howmet Aerospace, Inc.	22,102	354,958
HP, Inc.	31,368	544,549
Intel Corp.	11,392	616,535
International Business Machines Corp.	4,168	462,356
Johnson & Johnson	4,559	597,822
JPMorgan Chase & Co.	5,012	451,230
McDonald's Corp.	2,849	471,082
Medtronic PLC	5,435	490,128
Merck & Co., Inc.	7,233	556,507
Microsoft Corp.	4,347	685,565
Mondelez International, Inc. Class A	11,068	554,285
Netflix, Inc. (b)	2,029	761,890
NextEra Energy, Inc.	2,708	651,599
NIKE, Inc. Class B	6,841	566,024
PayPal Holdings, Inc. (b)	5,594	535,570
Pfizer, Inc.	16,220	529,421
Philip Morris International, Inc.	8,195	597,907
Procter & Gamble Co.	4,844	532,840
QUALCOMM, Inc.	7,602	514,275
Schlumberger, Ltd.	16,079	216,906
Simon Property Group, Inc. REIT	3,892	213,515
Southwest Airlines Co.	10,735	382,273
Starbucks Corp.	6,619	435,133
Travelers Cos., Inc.	4,093	406,640
Union Pacific Corp.	3,493	492,653
United Parcel Service, Inc. Class B	4,918	459,440
United Technologies Corp.	4,320	407,506
UnitedHealth Group, Inc.	2,556	637,415
Verizon Communications, Inc.	9,938	533,969
Visa, Inc. Class A	3,369	542,813

See accompanying notes to schedule of investments.

SPDR GLOBAL DOW ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Walmart, Inc.	5,039	$572,531
Walt Disney Co.	4,339	419,147
Wells Fargo & Co.	12,248	351,518
Williams Cos., Inc.	24,266	343,364
		33,761,800
TOTAL COMMON STOCKS (Cost $79,638,624)		71,280,947

SHORT-TERM INVESTMENTS — 0.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (d) (e)	75,646	75,646
State Street Navigator Securities Lending Portfolio II (f) (g)	516,276	516,276
TOTAL SHORT-TERM INVESTMENTS (Cost $591,922)		591,922
TOTAL INVESTMENTS — 100.3% (Cost $80,230,546)		71,872,869
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(198,449)
NET ASSETS — 100.0%		$71,674,420

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$71,280,947	$—	$—	$71,280,947
Short-Term Investments	591,922	—	—	591,922
TOTAL INVESTMENTS	$71,872,869	$—	$—	$71,872,869
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,327,037	$2,327,043	$6	$—	—	$—	$1,305
State Street Institutional U.S. Government Money Market Fund, Class G Shares	102,074	102,074	772,559	798,987	—	—	75,646	75,646	367
State Street Navigator Securities Lending Portfolio II	—	—	6,443,616	5,927,340	—	—	516,276	516,276	1,892
State Street Navigator Securities Lending Portfolio III	1,907,960	1,907,960	5,769,343	7,677,303	—	—	—	—	1,673
Total		$2,010,034	$15,312,555	$16,730,673	$6	$—		$591,922	$5,237
See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUTOMOBILES — 4.7%
Tesla, Inc. (a)	1,611	$844,164
CHEMICALS — 2.7%
DuPont de Nemours, Inc.	6,644	226,560
Huntsman Corp.	18,308	264,185
		490,745
CONSTRUCTION & ENGINEERING — 4.9%
Arcosa, Inc.	14,099	560,294
Valmont Industries, Inc.	2,963	314,019
		874,313
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
ATN International, Inc.	2,739	160,807
ELECTRIC UTILITIES — 13.7%
ALLETE, Inc.	7,097	430,646
Avangrid, Inc.	11,598	507,760
Cia Paranaense de Energia ADR (b)	17,985	187,224
Enel Americas SA ADR (b)	52,958	320,925
Enel Chile SA ADR (b)	21,137	70,175
Genie Energy, Ltd. Class B	7,576	54,396
NextEra Energy, Inc.	2,396	576,526
NRG Energy, Inc.	10,986	299,478
		2,447,130
ELECTRICAL EQUIPMENT — 23.7%
ABB, Ltd. ADR (b)	18,649	321,882
American Superconductor Corp. (a) (b)	11,529	63,179
Ballard Power Systems, Inc. (a) (b)	79,442	604,554
FuelCell Energy, Inc. (a) (b)	1,006,758	1,520,204
Plug Power, Inc. (a)	176,431	624,566
Sunrun, Inc. (a) (b)	42,824	432,522
TPI Composites, Inc. (a)	29,882	441,656
Vivint Solar, Inc. (a) (b)	55,883	244,209
		4,252,772
GAS UTILITIES — 2.5%
New Jersey Resources Corp.	13,109	445,313
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 11.6%
AES Corp.	29,852	405,987
Atlantica Yield PLC	20,041	446,914
Ormat Technologies, Inc.	7,488	506,638
Sunnova Energy International, Inc. (a) (b)	13,764	138,604
TerraForm Power, Inc. Class A	36,620	577,497
		2,075,640
INDUSTRIAL CONGLOMERATES — 2.3%
General Electric Co.	51,477	408,727
MACHINERY — 0.6%
Hyster-Yale Materials Handling, Inc.	2,939	117,825
Security Description	Shares	Value
MULTI-UTILITIES — 8.2%
Algonquin Power & Utilities Corp.	39,593	$530,546
Consolidated Edison, Inc.	6,452	503,256
Sempra Energy	3,797	429,023
		1,462,825
OIL, GAS & CONSUMABLE FUELS — 2.4%
Enbridge, Inc.	14,612	425,063
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 21.4%
Applied Materials, Inc.	7,248	332,103
Canadian Solar, Inc. (a) (b)	28,513	453,642
Daqo New Energy Corp. ADR (a)	9,862	571,207
Enphase Energy, Inc. (a) (b)	23,462	757,588
First Solar, Inc. (a)	10,483	378,017
JinkoSolar Holding Co., Ltd. ADR (a) (b)	26,511	393,688
SolarEdge Technologies, Inc. (a)	6,808	557,439
SunPower Corp. (a) (b)	75,206	381,295
		3,824,979
TOTAL COMMON STOCKS (Cost $22,309,434)		17,830,303
SHORT-TERM INVESTMENTS — 19.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	6,141	6,135
State Street Navigator Securities Lending Portfolio II (e) (f)	3,396,295	3,396,295
TOTAL SHORT-TERM INVESTMENTS (Cost $3,402,430)		3,402,430
TOTAL INVESTMENTS — 118.6% (Cost $25,711,864)		21,232,733
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.6)%		(3,327,811)
NET ASSETS — 100.0%		$17,904,922
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P KENSHO CLEAN POWER ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,830,303	$—	$—	$17,830,303
Short-Term Investments	3,402,430	—	—	3,402,430
TOTAL INVESTMENTS	$21,232,733	$—	$—	$21,232,733
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,160,828	$1,153,869	$(824)	$—	6,141	$6,135	$288
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	40,534	40,534	—	—	—	—	18
State Street Navigator Securities Lending Portfolio II	—	—	17,515,765	14,119,470	—	—	3,396,295	3,396,295	139,221
State Street Navigator Securities Lending Portfolio III	—	—	3,208,796	3,208,796	—	—	—	—	2,519
Total		$—	$21,925,923	$18,522,669	$(824)	$—		$3,402,430	$142,046
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 70.6%
Aerojet Rocketdyne Holdings, Inc. (a)	5,745	$240,313
Boeing Co.	807	120,356
BWX Technologies, Inc.	3,157	153,778
Ducommun, Inc. (a)	1,082	26,888
General Dynamics Corp.	1,088	143,953
HEICO Corp.	2,271	169,439
Hexcel Corp.	3,552	132,099
L3Harris Technologies, Inc.	1,417	255,230
Lockheed Martin Corp.	729	247,095
Maxar Technologies, Inc. (a) (b)	23,819	254,387
Mercury Systems, Inc. (a)	2,815	200,822
Moog, Inc. Class A	1,745	88,175
Northrop Grumman Corp.	808	244,461
Raytheon Co.	1,289	169,052
Teledyne Technologies, Inc. (a)	810	240,789
TransDigm Group, Inc.	344	110,145
United Technologies Corp.	1,910	180,170
		2,977,152
CONSTRUCTION & ENGINEERING — 4.1%
Jacobs Engineering Group, Inc.	2,214	175,504
CONTAINERS & PACKAGING — 4.7%
Ball Corp.	3,057	197,666
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.9%
Amphenol Corp. Class A	1,849	134,755
TTM Technologies, Inc. (a)	11,015	113,895
		248,650
ENERGY EQUIPMENT & SERVICES — 1.6%
TechnipFMC PLC	10,065	67,838
IT SERVICES — 5.3%
CACI International, Inc. Class A (a)	1,062	224,241
MACHINERY — 4.1%
ESCO Technologies, Inc.	1,686	127,984
Security Description	Shares	Value
Standex International Corp.	893	$43,775
		171,759
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Analog Devices, Inc.	1,684	150,971
TOTAL COMMON STOCKS (Cost $5,772,157)		4,213,781
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	3,597	3,594
State Street Navigator Securities Lending Portfolio II (e) (f)	57,004	57,004
TOTAL SHORT-TERM INVESTMENTS (Cost $60,597)		60,598
TOTAL INVESTMENTS — 101.4% (Cost $5,832,754)		4,274,379
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(57,469)
NET ASSETS — 100.0%		$4,216,910
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,213,781	$—	$—	$4,213,781
Short-Term Investments	60,598	—	—	60,598
TOTAL INVESTMENTS	$4,274,379	$—	$—	$4,274,379
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FINAL FRONTIERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$110,053	$106,441	$(19)	$1	3,597	$3,594	$100
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,607	3,607	2,908	6,515	—	—	—	—	10
State Street Navigator Securities Lending Portfolio II	—	—	1,081,260	1,024,256	—	—	57,004	57,004	222
Total		$3,607	$1,194,221	$1,137,212	$(19)	$1		$60,598	$332
See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 32.8%
Aerojet Rocketdyne Holdings, Inc. (a)	8,354	$349,448
AeroVironment, Inc. (a)	5,941	362,163
Boeing Co.	1,052	156,895
Cubic Corp.	4,028	166,397
Ducommun, Inc. (a)	3,669	91,175
Elbit Systems, Ltd.	554	70,740
Embraer SA ADR (a)	14,568	107,803
General Dynamics Corp.	1,459	193,040
HEICO Corp.	2,967	221,368
Huntington Ingalls Industries, Inc.	1,031	187,858
Kratos Defense & Security Solutions, Inc. (a)	20,244	280,177
L3Harris Technologies, Inc.	1,855	334,123
Lockheed Martin Corp.	953	323,019
Maxar Technologies, Inc. (a)	34,642	369,977
Mercury Systems, Inc. (a)	3,775	269,308
Northrop Grumman Corp.	1,056	319,493
Parsons Corp. (a)	8,984	287,129
RADA Electronic Industries, Ltd. (a)	12,276	42,966
Raytheon Co.	1,691	221,775
Teledyne Technologies, Inc. (a)	1,056	313,917
Textron, Inc.	8,379	223,468
TransDigm Group, Inc.	459	146,967
United Technologies Corp.	2,500	235,825
Vectrus, Inc. (a)	3,615	149,697
		5,424,728
BUILDING PRODUCTS — 0.8%
Griffon Corp.	10,764	136,165
COMMUNICATIONS EQUIPMENT — 10.2%
Cisco Systems, Inc.	8,316	326,902
Comtech Telecommunications Corp.	7,593	100,911
F5 Networks, Inc. (a)	2,615	278,837
Juniper Networks, Inc.	15,337	293,550
NetScout Systems, Inc. (a)	15,273	361,512
Radware, Ltd. (a)	6,845	144,224
ViaSat, Inc. (a)	5,155	185,168
		1,691,104
CONSTRUCTION & ENGINEERING — 2.0%
Jacobs Engineering Group, Inc.	4,180	331,349
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Amphenol Corp. Class A	2,470	180,014
Belden, Inc.	6,818	245,993
FLIR Systems, Inc.	7,014	223,676
OSI Systems, Inc. (a)	3,668	252,799
		902,482
HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Varex Imaging Corp. (a)	9,646	219,061
IT SERVICES — 11.6%
Akamai Technologies, Inc. (a)	4,392	401,824
Security Description	Shares	Value
Leidos Holdings, Inc.	3,999	$366,508
Limelight Networks, Inc. (a)	55,571	316,755
ManTech International Corp. Class A	4,731	343,802
Perspecta, Inc.	13,986	255,105
Science Applications International Corp.	3,142	234,487
		1,918,481
LIFE SCIENCES TOOLS & SERVICES — 1.6%
Bruker Corp.	7,433	266,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Rambus, Inc. (a)	28,131	312,254
SOFTWARE — 30.5%
A10 Networks, Inc. (a)	16,861	104,707
Check Point Software Technologies, Ltd. (a) (b)	3,244	326,152
CyberArk Software, Ltd. (a)	3,020	258,391
FireEye, Inc. (a)	22,703	240,198
Fortinet, Inc. (a)	3,536	357,737
Mimecast, Ltd. (a)	8,616	304,145
MobileIron, Inc. (a)	71,489	271,658
NortonLifeLock, Inc.	13,959	261,173
OneSpan, Inc. (a)	11,640	211,266
Palo Alto Networks, Inc. (a)	1,622	265,943
Proofpoint, Inc. (a)	3,259	334,341
Qualys, Inc. (a)	4,363	379,537
Rapid7, Inc. (a)	6,965	301,793
Tenable Holdings, Inc. (a) (b)	14,902	325,758
Varonis Systems, Inc. (a) (b)	4,922	313,384
Verint Systems, Inc. (a)	7,098	305,214
Zscaler, Inc. (a) (b)	8,147	495,826
		5,057,223
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.8%
Dell Technologies, Inc. Class C (a)	7,718	305,247
TOTAL COMMON STOCKS (Cost $20,748,329)		16,564,641
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	296	296
State Street Navigator Securities Lending Portfolio II (e) (f)	425,760	425,760
TOTAL SHORT-TERM INVESTMENTS (Cost $426,056)		426,056
TOTAL INVESTMENTS — 102.6% (Cost $21,174,385)		16,990,697
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(428,544)
NET ASSETS — 100.0%		$16,562,153
(a)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR S&P KENSHO FUTURE SECURITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$16,564,641	$—	$—	$16,564,641
Short-Term Investments	426,056	—	—	426,056
TOTAL INVESTMENTS	$16,990,697	$—	$—	$16,990,697
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$592,928	$592,572	$(60)	$—	296	$296	$165
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,864	6,864	10,581	17,445	—	—	—	—	16
State Street Navigator Securities Lending Portfolio II	—	—	5,207,734	4,781,974	—	—	425,760	425,760	1,052
State Street Navigator Securities Lending Portfolio III	—	—	912,478	912,478	—	—	—	—	53
Total		$6,864	$6,723,721	$6,304,469	$(60)	$—		$426,056	$1,286
See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 6.5%
Cubic Corp.	5,114	$211,259
Parsons Corp. (a)	6,275	200,549
		411,808
AUTO COMPONENTS — 3.4%
Lear Corp.	2,626	213,363
AUTOMOBILES — 2.2%
Toyota Motor Corp. ADR (b)	1,163	139,502
BUILDING PRODUCTS — 5.7%
Johnson Controls International PLC	7,779	209,722
Resideo Technologies, Inc. (a)	30,113	145,747
		355,469
COMMERCIAL SERVICES & SUPPLIES — 4.3%
ADT, Inc. (b)	31,553	136,309
Tetra Tech, Inc.	1,867	131,848
		268,157
COMMUNICATIONS EQUIPMENT — 2.2%
InterDigital, Inc.	3,064	136,746
CONSTRUCTION & ENGINEERING — 2.4%
NV5 Global, Inc. (a) (b)	3,615	149,263
ELECTRICAL EQUIPMENT — 9.4%
ABB, Ltd. ADR (b)	7,179	123,910
Acuity Brands, Inc.	2,525	216,291
AMETEK, Inc.	1,669	120,201
Hubbell, Inc.	1,125	129,083
		589,485
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 11.2%
Badger Meter, Inc.	4,329	232,034
Daktronics, Inc.	4,448	21,929
FLIR Systems, Inc.	3,137	100,039
Iteris, Inc. (a)	4,611	14,755
Itron, Inc. (a)	4,013	224,046
TE Connectivity, Ltd.	1,768	111,349
		704,152
HOUSEHOLD DURABLES — 1.0%
Universal Electronics, Inc. (a)	1,692	64,922
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 3.1%
Atlantica Yield PLC	8,759	195,326
INDUSTRIAL CONGLOMERATES — 6.4%
Honeywell International, Inc.	1,887	252,461
Roper Technologies, Inc.	475	148,110
		400,571
IT SERVICES — 0.9%
DXC Technology Co.	4,566	59,586
MACHINERY — 12.2%
Energy Recovery, Inc. (a) (b)	4,933	36,702
Evoqua Water Technologies Corp. (a)	11,016	123,489
Security Description	Shares	Value
Mueller Water Products, Inc. Class A	13,817	$110,674
Pentair PLC	7,300	217,248
Xylem, Inc.	4,323	281,557
		769,670
OIL, GAS & CONSUMABLE FUELS — 1.6%
Royal Dutch Shell PLC Class A ADR (b)	2,869	100,099
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.1%
Intel Corp.	2,886	156,190
NXP Semiconductors NV	1,357	112,536
ON Semiconductor Corp. (a)	7,346	91,384
Qorvo, Inc. (a)	2,918	235,279
Rambus, Inc. (a)	13,952	154,867
Silicon Laboratories, Inc. (a)	1,486	126,919
STMicroelectronics NV (b)	6,234	133,221
		1,010,396
SOFTWARE — 5.0%
Alarm.com Holdings, Inc. (a)	8,011	311,708
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Logitech International SA (b)	3,205	137,591
WIRELESS TELECOMMUNICATION SERVICES — 3.9%
Rogers Communications, Inc. Class B	3,440	142,863
SK Telecom Co., Ltd. ADR	6,400	104,128
		246,991
TOTAL COMMON STOCKS (Cost $8,446,356)		6,264,805
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	3,757	3,753
State Street Navigator Securities Lending Portfolio II (e) (f)	523,895	523,895
TOTAL SHORT-TERM INVESTMENTS (Cost $527,644)		527,648
TOTAL INVESTMENTS — 108.1% (Cost $8,974,000)		6,792,453
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.1)%		(509,187)
NET ASSETS — 100.0%		$6,283,266
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.

See accompanying notes to schedule of investments.

SPDR S&P KENSHO INTELLIGENT STRUCTURES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$6,264,805	$—	$—	$6,264,805
Short-Term Investments	527,648	—	—	527,648
TOTAL INVESTMENTS	$6,792,453	$—	$—	$6,792,453
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$243,358	$239,596	$(13)	$4	3,757	$3,753	$143
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,108	6,108	21,024	27,132	—	—	—	—	24
State Street Navigator Securities Lending Portfolio II	—	—	3,931,352	3,407,457	—	—	523,895	523,895	7,641
State Street Navigator Securities Lending Portfolio III	—	—	1,111,421	1,111,421	—	—	—	—	1,864
Total		$6,108	$5,307,155	$4,785,606	$(13)	$4		$527,648	$9,672
See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 10.4%
Aerojet Rocketdyne Holdings, Inc. (a)	37,507	$1,568,918
AeroVironment, Inc. (a)	25,660	1,564,234
Boeing Co.	8,939	1,333,162
BWX Technologies, Inc.	17,634	858,952
Cubic Corp.	30,092	1,243,101
Ducommun, Inc. (a)	28,779	715,158
Elbit Systems, Ltd. (b)	13,600	1,736,584
Embraer SA ADR (a)	151,693	1,122,528
General Dynamics Corp.	3,894	515,215
HEICO Corp.	19,227	1,434,526
Hexcel Corp.	20,916	777,866
Huntington Ingalls Industries, Inc.	2,753	501,624
Kratos Defense & Security Solutions, Inc. (a)	107,107	1,482,361
L3Harris Technologies, Inc.	33,665	6,063,740
Lockheed Martin Corp.	11,373	3,854,878
Maxar Technologies, Inc. (a) (b)	146,176	1,561,160
Mercury Systems, Inc. (a)	25,632	1,828,587
Moog, Inc. Class A	19,182	969,266
Northrop Grumman Corp.	8,374	2,533,554
Parsons Corp. (a)	83,412	2,665,848
RADA Electronic Industries, Ltd. (a)	122,303	428,061
Raytheon Co.	30,058	3,942,107
Teledyne Technologies, Inc. (a)	14,820	4,405,541
Textron, Inc.	33,766	900,539
TransDigm Group, Inc.	3,322	1,063,671
United Technologies Corp.	10,856	1,024,047
Vectrus, Inc. (a)	33,720	1,396,345
		47,491,573
AUTO COMPONENTS — 2.4%
American Axle & Manufacturing Holdings, Inc. (a)	83,528	301,536
Aptiv PLC	22,824	1,123,854
BorgWarner, Inc.	20,116	490,227
Dana, Inc.	32,175	251,287
Delphi Technologies PLC (a)	43,335	348,847
Garrett Motion, Inc. (a)	107,524	307,518
Gentherm, Inc. (a)	21,348	670,327
Kandi Technologies Group, Inc. (a) (b)	57,771	151,360
Lear Corp.	27,329	2,220,481
Modine Manufacturing Co. (a)	48,257	156,835
Veoneer, Inc. (a) (b)	128,463	940,349
Visteon Corp. (a)	61,062	2,929,755
Workhorse Group, Inc. (a) (b)	643,500	1,164,735
		11,057,111
AUTOMOBILES — 4.6%
Fiat Chrysler Automobiles NV (b)	142,895	1,027,415
Ford Motor Co.	237,980	1,149,443
General Motors Co.	49,757	1,033,950
Honda Motor Co., Ltd. ADR (b)	33,372	749,535
NIO, Inc. ADR (a) (b)	1,514,683	4,210,819
Security Description	Shares	Value
Niu Technologies ADR (a) (b)	22,548	$157,160
Tata Motors, Ltd. ADR (a) (b)	130,322	615,120
Tesla, Inc. (a)	19,397	10,164,028
Toyota Motor Corp. ADR (b)	17,278	2,072,496
		21,179,966
BANKS — 0.6%
Banco Santander Brasil SA ADR (b)	70,993	367,034
Banco Santander SA ADR (b)	567,526	1,333,686
Bank of Montreal (b)	6,345	318,900
ICICI Bank, Ltd. ADR (b)	54,862	466,327
ING Groep NV ADR	19,314	99,467
		2,585,414
BIOTECHNOLOGY — 3.1%
Adverum Biotechnologies, Inc. (a)	48,474	473,591
Allogene Therapeutics, Inc. (a) (b)	17,576	341,677
Alnylam Pharmaceuticals, Inc. (a)	4,796	522,045
Amicus Therapeutics, Inc. (a)	48,229	445,636
Atara Biotherapeutics, Inc. (a)	27,365	232,876
Biogen, Inc. (a)	1,603	507,157
BioMarin Pharmaceutical, Inc. (a)	4,326	365,547
Bluebird Bio, Inc. (a) (b)	5,541	254,664
CRISPR Therapeutics AG (a)	7,258	307,812
Dicerna Pharmaceuticals, Inc. (a)	19,176	352,263
Editas Medicine, Inc. (a) (b)	18,023	357,396
Fate Therapeutics, Inc. (a) (b)	22,694	504,034
Gilead Sciences, Inc.	6,783	507,097
Grifols SA ADR	28,800	580,032
Homology Medicines, Inc. (a) (b)	28,827	447,972
Immunomedics, Inc. (a) (b)	17,656	238,003
Intellia Therapeutics, Inc. (a) (b)	30,531	373,394
Ionis Pharmaceuticals, Inc. (a)	5,941	280,891
Iovance Biotherapeutics, Inc. (a)	19,234	575,770
Krystal Biotech, Inc. (a) (b)	8,080	349,379
Ligand Pharmaceuticals, Inc. (a) (b)	3,233	235,104
MeiraGTx Holdings PLC (a)	28,850	387,744
Orchard Therapeutics PLC ADR (a)	44,949	338,466
Precigen, Inc. (a) (b)	71,536	243,222
Regeneron Pharmaceuticals, Inc. (a)	951	464,364
REGENXBIO, Inc. (a)	12,838	415,694
Rocket Pharmaceuticals, Inc. (a) (b)	30,548	426,145
Sangamo Therapeutics, Inc. (a) (b)	61,147	389,506
Sarepta Therapeutics, Inc. (a) (b)	4,827	472,177
Seattle Genetics, Inc. (a)	2,967	342,332
Translate Bio, Inc. (a) (b)	48,429	482,837
Ultragenyx Pharmaceutical, Inc. (a)	12,756	566,749
uniQure NV (a) (b)	8,095	384,108
Vericel Corp. (a) (b)	24,213	222,033
Voyager Therapeutics, Inc. (a) (b)	33,767	308,968
Xencor, Inc. (a)	12,895	385,303
ZIOPHARM Oncology, Inc. (a) (b)	101,258	248,082
		14,330,070
BUILDING PRODUCTS — 0.8%
Griffon Corp.	67,499	853,862
Johnson Controls International PLC	60,208	1,623,208

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Resideo Technologies, Inc. (a)	204,353	$989,069
		3,466,139
CAPITAL MARKETS — 0.5%
BlackRock, Inc.	455	200,186
Charles Schwab Corp.	4,868	163,662
Nasdaq, Inc.	19,239	1,826,743
TD Ameritrade Holding Corp.	5,660	196,176
		2,386,767
CHEMICALS — 0.4%
DuPont de Nemours, Inc.	11,193	381,682
Huntsman Corp.	30,519	440,389
Ingevity Corp. (a)	31,626	1,113,235
		1,935,306
COMMERCIAL SERVICES & SUPPLIES — 0.4%
ADT, Inc. (b)	281,689	1,216,896
Tetra Tech, Inc.	9,027	637,487
		1,854,383
COMMUNICATIONS EQUIPMENT — 1.0%
CalAmp Corp. (a)	40,153	180,688
Cisco Systems, Inc.	12,749	501,163
Comtech Telecommunications Corp.	49,729	660,898
F5 Networks, Inc. (a)	4,031	429,826
InterDigital, Inc.	14,804	660,703
Ituran Location & Control, Ltd.	9,706	137,922
Juniper Networks, Inc.	23,207	444,182
NetScout Systems, Inc. (a)	24,177	572,270
Radware, Ltd. (a)	25,659	540,635
Ribbon Communications, Inc. (a)	17,814	53,976
ViaSat, Inc. (a)	8,915	320,227
		4,502,490
CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)	25,746	461,626
Arcosa, Inc.	25,561	1,015,794
Jacobs Engineering Group, Inc.	16,794	1,331,260
NV5 Global, Inc. (a) (b)	11,841	488,915
Valmont Industries, Inc.	5,180	548,977
		3,846,572
CONSUMER FINANCE — 0.5%
Ally Financial, Inc.	14,571	210,259
FinVolution Group ADR (b)	104,638	186,256
Green Dot Corp. Class A (a)	46,716	1,186,119
LendingClub Corp. (a)	32,168	252,519
LexinFintech Holdings, Ltd. ADR (a) (b)	38,448	341,034
Oportun Financial Corp. (a)	8,005	84,453
Qudian, Inc. ADR (a) (b)	85,309	153,556
		2,414,196
CONTAINERS & PACKAGING — 0.2%
Ball Corp.	16,079	1,039,668
Security Description	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.1%
On Deck Capital, Inc. (a)	20,944	$32,254
ORIX Corp. ADR (b)	3,935	232,558
		264,812
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
ATN International, Inc.	30,013	1,762,063
Iridium Communications, Inc. (a)	27,270	608,939
ORBCOMM, Inc. (a)	102,238	249,461
Vonage Holdings Corp. (a)	61,272	442,997
		3,063,460
ELECTRIC UTILITIES — 2.9%
ALLETE, Inc.	37,469	2,273,619
Avangrid, Inc.	62,152	2,721,014
Cia Paranaense de Energia ADR (b)	197,315	2,054,049
Enel Americas SA ADR (b)	299,526	1,815,128
Enel Chile SA ADR (b)	170,290	565,363
Genie Energy, Ltd. Class B	35,462	254,617
NextEra Energy, Inc.	12,830	3,087,155
NRG Energy, Inc.	18,615	507,445
		13,278,390
ELECTRICAL EQUIPMENT — 3.6%
ABB, Ltd. ADR (b)	179,145	3,092,043
Acuity Brands, Inc.	16,774	1,436,861
American Superconductor Corp. (a) (b)	42,049	230,428
AMETEK, Inc.	27,936	2,011,951
Ballard Power Systems, Inc. (a) (b)	328,471	2,499,664
FuelCell Energy, Inc. (a) (b)	1,308,311	1,975,550
Hubbell, Inc.	5,735	658,034
Plug Power, Inc. (a)	587,669	2,080,348
Sensata Technologies Holding PLC (a)	11,120	321,701
Sunrun, Inc. (a)	69,139	698,304
TPI Composites, Inc. (a)	60,992	901,462
Vivint Solar, Inc. (a) (b)	149,625	653,861
		16,560,207
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.8%
Amphenol Corp. Class A	10,370	755,766
Badger Meter, Inc.	25,241	1,352,918
Belden, Inc.	11,279	406,946
Daktronics, Inc.	57,913	285,511
FARO Technologies, Inc. (a)	36,911	1,642,540
Fitbit, Inc. Class A (a) (b)	675,548	4,499,150
FLIR Systems, Inc.	116,103	3,702,525
Huami Corp. ADR (a) (b)	93,229	1,223,164
IPG Photonics Corp. (a)	4,605	507,839
Iteris, Inc. (a)	162,183	518,986
Itron, Inc. (a)	18,659	1,041,732
OSI Systems, Inc. (a)	47,653	3,284,245
Rogers Corp. (a)	6,777	639,884
TE Connectivity, Ltd.	14,407	907,353
Trimble, Inc. (a)	11,727	373,270

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	88,292	$912,939
		22,054,768
ENERGY EQUIPMENT & SERVICES — 0.1%
Oceaneering International, Inc. (a)	46,798	137,586
TechnipFMC PLC	35,482	239,149
		376,735
ENTERTAINMENT — 2.3%
Activision Blizzard, Inc.	13,324	792,512
Bilibili, Inc. ADR (a) (b)	65,899	1,543,355
Changyou.com, Ltd. ADR (b)	59,532	636,992
Glu Mobile, Inc. (a)	141,749	891,601
NetEase, Inc. ADR	6,412	2,057,995
Sea, Ltd. ADR (a) (b)	59,058	2,616,860
Tencent Music Entertainment Group ADR (a)	83,702	842,042
Zynga, Inc. Class A (a)	178,346	1,221,670
		10,603,027
GAS UTILITIES — 0.5%
New Jersey Resources Corp.	69,026	2,344,813
HEALTH CARE EQUIPMENT & SUPPLIES — 5.9%
Abbott Laboratories	27,281	2,152,744
Accuray, Inc. (a)	131,707	250,243
AngioDynamics, Inc. (a)	125,470	1,308,652
Boston Scientific Corp. (a)	55,854	1,822,516
CONMED Corp.	5,649	323,518
Danaher Corp.	13,331	1,845,144
Globus Medical, Inc. Class A (a)	19,283	820,106
Intuitive Surgical, Inc. (a)	1,861	921,586
iRhythm Technologies, Inc. (a)	62,247	5,063,793
Koninklijke Philips NV (b)	50,913	2,044,666
Masimo Corp. (a)	28,441	5,037,470
Medtronic PLC	26,928	2,428,367
Smith & Nephew PLC ADR (b)	14,384	515,954
Stryker Corp.	5,397	898,546
Varex Imaging Corp. (a)	64,205	1,458,096
		26,891,401
HEALTH CARE PROVIDERS & SERVICES — 0.2%
HealthEquity, Inc. (a)	3,699	187,133
McKesson Corp.	4,220	570,797
		757,930
HEALTH CARE TECHNOLOGY — 0.3%
Omnicell, Inc. (a)	14,397	944,155
Simulations Plus, Inc.	8,866	309,601
		1,253,756
HOUSEHOLD DURABLES — 1.8%
Garmin, Ltd.	60,984	4,571,361
GoPro, Inc. Class A (a) (b)	439,328	1,151,039
iRobot Corp. (a) (b)	22,520	921,068
Sony Corp. ADR	12,349	730,814
Security Description	Shares	Value
Universal Electronics, Inc. (a)	20,796	$797,942
		8,172,224
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.0%
AES Corp.	160,613	2,184,337
Atlantica Yield PLC	181,207	4,040,916
Ormat Technologies, Inc.	52,168	3,529,687
Sunnova Energy International, Inc. (a) (b)	66,278	667,419
TerraForm Power, Inc. Class A	192,398	3,034,117
		13,456,476
INDUSTRIAL CONGLOMERATES — 1.3%
General Electric Co.	83,494	662,942
Honeywell International, Inc.	16,064	2,149,203
Roper Technologies, Inc.	9,643	3,006,784
		5,818,929
INSURANCE — 0.1%
Aegon NV (b)	49,856	124,142
Allstate Corp.	2,099	192,541
Progressive Corp.	3,224	238,060
		554,743
INTERACTIVE MEDIA & SERVICES — 5.1%
Alphabet, Inc. Class A (a)	2,813	3,268,565
Baidu, Inc. ADR (a)	26,671	2,688,170
Facebook, Inc. Class A (a)	23,152	3,861,754
IAC/InterActiveCorp (a)	5,223	936,118
JOYY, Inc. ADR (a)	18,246	971,782
LINE Corp. ADR (a) (b)	59,365	2,857,831
Match Group, Inc. (a) (b)	16,522	1,091,113
Meet Group, Inc. (a)	275,807	1,618,987
Momo, Inc. ADR	30,607	663,866
Snap, Inc. Class A (a)	205,823	2,447,236
Twitter, Inc. (a)	36,979	908,204
Weibo Corp. ADR (a) (b)	22,419	742,293
Yandex NV Class A (a)	12,900	439,245
Yelp, Inc. (a)	34,814	627,696
		23,122,860
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Alibaba Group Holding, Ltd. ADR (a)	4,212	819,150
MercadoLibre, Inc. (a)	2,204	1,076,830
Overstock.com, Inc. (a)	258,736	1,291,093
		3,187,073
IT SERVICES — 6.7%
Akamai Technologies, Inc. (a)	7,034	643,541
Broadridge Financial Solutions, Inc.	16,801	1,593,239
CACI International, Inc. Class A (a)	7,082	1,495,364
DXC Technology Co.	64,396	840,368
Evo Payments, Inc. Class A (a)	29,015	443,930
Fidelity National Information Services, Inc.	8,601	1,046,226
Fiserv, Inc. (a)	9,987	948,665

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
I3 Verticals, Inc. Class A (a)	41,814	$798,229
Infosys, Ltd. ADR	199,922	1,641,360
International Business Machines Corp.	14,795	1,641,209
Leidos Holdings, Inc.	38,576	3,535,491
Limelight Networks, Inc. (a)	148,104	844,193
ManTech International Corp. Class A	58,690	4,265,002
Mastercard, Inc. Class A	2,729	659,217
Pagseguro Digital, Ltd. Class A (a) (b)	37,766	730,017
PayPal Holdings, Inc. (a)	10,864	1,040,119
Perspecta, Inc.	22,522	410,801
QIWI PLC ADR	57,687	617,828
Science Applications International Corp.	13,563	1,012,207
Shopify, Inc. Class A (a) (b)	3,595	1,498,863
Square, Inc. Class A (a)	18,014	943,573
Twilio, Inc. Class A (a) (b)	5,717	511,614
Virtusa Corp. (a)	44,933	1,276,097
Visa, Inc. Class A	6,400	1,031,168
Wipro, Ltd. ADR	316,688	981,733
		30,450,054
LIFE SCIENCES TOOLS & SERVICES — 3.6%
Accelerate Diagnostics, Inc. (a) (b)	53,423	445,014
Agilent Technologies, Inc.	7,969	570,740
Bruker Corp.	156,191	5,601,009
Charles River Laboratories International, Inc. (a)	6,969	879,557
Codexis, Inc. (a) (b)	29,018	323,841
Luminex Corp.	97,926	2,695,903
Mettler-Toledo International, Inc. (a)	887	612,482
Pacific Biosciences of California, Inc. (a) (b)	594,508	1,819,194
PerkinElmer, Inc.	6,895	519,056
Thermo Fisher Scientific, Inc.	10,893	3,089,255
		16,556,051
MACHINERY — 3.3%
Barnes Group, Inc.	10,515	439,842
Cummins, Inc.	5,045	682,689
Dover Corp.	5,762	483,662
Energy Recovery, Inc. (a) (b)	68,367	508,651
ESCO Technologies, Inc.	12,792	971,041
Evoqua Water Technologies Corp. (a)	81,967	918,850
Fortive Corp.	6,363	351,174
Hyster-Yale Materials Handling, Inc.	22,959	920,426
John Bean Technologies Corp.	10,236	760,228
Lincoln Electric Holdings, Inc.	11,586	799,434
Luxfer Holdings PLC	33,759	477,352
Mueller Water Products, Inc. Class A	69,296	555,061
Pentair PLC	34,870	1,037,731
Proto Labs, Inc. (a)	19,216	1,462,914
Standex International Corp.	13,724	672,751
WABCO Holdings, Inc. (a)	19,379	2,617,134
Xylem, Inc.	18,899	1,230,892
		14,889,832
Security Description	Shares	Value
MEDIA — 0.1%
ViacomCBS, Inc. Class B	22,407	$313,922
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	80,214	681,819
ArcelorMittal (b)	36,894	344,221
Carpenter Technology Corp.	33,784	658,788
Kaiser Aluminum Corp.	11,246	779,123
		2,463,951
MULTI-UTILITIES — 1.7%
Algonquin Power & Utilities Corp.	216,199	2,897,066
Consolidated Edison, Inc.	34,188	2,666,664
Sempra Energy	20,027	2,262,851
		7,826,581
OIL, GAS & CONSUMABLE FUELS — 0.6%
Enbridge, Inc.	79,393	2,309,543
Royal Dutch Shell PLC Class A ADR (b)	13,461	469,654
		2,779,197
PHARMACEUTICALS — 0.2%
Novartis AG ADR	3,640	300,118
Sanofi ADR	6,788	296,771
WaVe Life Sciences, Ltd. (a) (b)	9,584	89,802
		686,691
ROAD & RAIL — 0.2%
Avis Budget Group, Inc. (a)	14,571	202,537
Hertz Global Holdings, Inc. (a)	19,091	117,982
Lyft, Inc. Class A (a)	10,249	275,186
Uber Technologies, Inc. (a)	16,789	468,749
		1,064,454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 12.1%
Advanced Micro Devices, Inc. (a)	44,865	2,040,460
Ambarella, Inc. (a)	62,510	3,035,486
Analog Devices, Inc.	18,769	1,682,641
Applied Materials, Inc.	11,600	531,512
Brooks Automation, Inc.	23,949	730,444
Camtek, Ltd.	83,468	702,801
Canadian Solar, Inc. (a) (b)	57,880	920,871
Daqo New Energy Corp. ADR (a)	24,081	1,394,771
Enphase Energy, Inc. (a) (b)	49,630	1,602,553
First Solar, Inc. (a) (b)	17,577	633,827
Himax Technologies, Inc. ADR (a) (b)	392,377	1,075,113
Intel Corp.	41,130	2,225,956
JinkoSolar Holding Co., Ltd. ADR (a) (b)	54,660	811,701
KLA Corp.	16,456	2,365,385
MagnaChip Semiconductor Corp. (a)	77,058	851,491
Micron Technology, Inc. (a)	38,485	1,618,679
NeoPhotonics Corp. (a)	228,654	1,657,741
NVE Corp.	24,785	1,289,564
NVIDIA Corp.	33,833	8,918,379
NXP Semiconductors NV	22,127	1,834,992

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ON Semiconductor Corp. (a)	83,535	$1,039,175
Qorvo, Inc. (a)	19,617	1,581,719
Rambus, Inc. (a)	202,412	2,246,773
Silicon Laboratories, Inc. (a)	12,467	1,064,806
SolarEdge Technologies, Inc. (a)	19,274	1,578,155
STMicroelectronics NV (b)	241,919	5,169,809
SunPower Corp. (a) (b)	106,089	537,871
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	55,135	2,634,902
Teradyne, Inc.	16,409	888,875
Texas Instruments, Inc.	13,192	1,318,277
Ultra Clean Holdings, Inc. (a)	27,282	376,492
Xperi Corp.	48,134	669,544
		55,030,765
SOFTWARE — 6.7%
8x8, Inc. (a)	27,254	377,740
A10 Networks, Inc. (a)	78,948	490,267
ACI Worldwide, Inc. (a)	32,028	773,476
Agilysys, Inc. (a)	32,358	540,379
Alarm.com Holdings, Inc. (a)	48,010	1,868,069
Alteryx, Inc. Class A (a) (b)	6,771	644,396
ANSYS, Inc. (a)	10,009	2,326,792
Atlassian Corp. PLC Class A (a)	4,785	656,789
Autodesk, Inc. (a)	7,559	1,179,960
Avaya Holdings Corp. (a) (b)	44,928	363,468
Blackbaud, Inc.	5,661	314,469
Check Point Software Technologies, Ltd. (a)	5,303	533,164
CyberArk Software, Ltd. (a)	5,164	441,832
FireEye, Inc. (a)	35,634	377,008
Fortinet, Inc. (a)	6,424	649,916
Materialise NV ADR (a) (b)	35,405	657,471
Microsoft Corp.	21,514	3,392,973
Mimecast, Ltd. (a)	15,934	562,470
MiX Telematics, Ltd. ADR	11,333	98,031
MobileIron, Inc. (a)	125,613	477,329
NortonLifeLock, Inc.	24,106	451,023
OneSpan, Inc. (a)	33,168	601,999
Palo Alto Networks, Inc. (a)	2,660	436,134
Proofpoint, Inc. (a)	5,323	546,087
PTC, Inc. (a)	48,264	2,954,239
Q2 Holdings, Inc. (a)	10,114	597,333
Qualys, Inc. (a)	7,164	623,196
Rapid7, Inc. (a)	12,094	524,033
RingCentral, Inc. Class A (a)	3,199	677,900
Slack Technologies, Inc. Class A (a)	27,366	734,503
Telenav, Inc. (a)	231,616	1,000,581
Tenable Holdings, Inc. (a) (b)	24,087	526,542
Varonis Systems, Inc. (a) (b)	8,621	548,899
Verint Systems, Inc. (a)	12,807	550,701
Xunlei, Ltd. ADR (a) (b)	333,048	1,099,058
Zoom Video Communications, Inc. Class A (a)	7,645	1,117,087
Zscaler, Inc. (a) (b)	14,395	876,080
		30,591,394
Security Description	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.8%
3D Systems Corp. (a) (b)	600,185	$4,627,426
Apple, Inc.	26,714	6,793,103
Dell Technologies, Inc. Class C (a)	11,182	442,248
HP, Inc.	92,588	1,607,328
Immersion Corp. (a)	80,398	430,933
Logitech International SA	32,126	1,379,169
NCR Corp. (a)	33,837	598,915
Stratasys, Ltd. (a) (b)	93,202	1,486,572
		17,365,694
TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Fossil Group, Inc. (a) (b)	313,809	1,032,432
WATER UTILITIES — 0.0% (c)
AquaVenture Holdings, Ltd. (a)	250	6,775
WIRELESS TELECOMMUNICATION SERVICES — 1.0%
China Mobile, Ltd. ADR (b)	19,258	725,449
PLDT, Inc. ADR (b)	21,263	437,167
Rogers Communications, Inc. Class B	28,883	1,199,511
SK Telecom Co., Ltd. ADR (b)	91,612	1,490,527
Vodafone Group PLC ADR	38,616	531,743
		4,384,397
TOTAL COMMON STOCKS (Cost $594,517,512)		455,293,449
SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	235,724	235,512
State Street Navigator Securities Lending Portfolio II (f) (g)	39,139,352	39,139,352
TOTAL SHORT-TERM INVESTMENTS (Cost $39,374,818)		39,374,864
TOTAL INVESTMENTS — 108.4% (Cost $633,892,330)		494,668,313
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(38,328,647)
NET ASSETS — 100.0%		$456,339,666
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P KENSHO NEW ECONOMIES COMPOSITE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

ADR	American Depositary Receipt
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$455,286,674	$6,775	$—	$455,293,449
Short-Term Investments	39,374,864	—	—	39,374,864
TOTAL INVESTMENTS	$494,661,538	$6,775	$—	$494,668,313
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,876,224	$5,638,031	$(2,728)	$47	235,724	$235,512	$2,146
State Street Institutional U.S. Government Money Market Fund, Class G Shares	29,171	29,171	123,395	152,566	—	—	—	—	123
State Street Navigator Securities Lending Portfolio II	—	—	84,760,411	45,621,059	—	—	39,139,352	39,139,352	315,200
State Street Navigator Securities Lending Portfolio III	—	—	9,425,695	9,425,695	—	—	—	—	10,082
Total		$29,171	$100,185,725	$60,837,351	$(2,728)	$47		$39,374,864	$327,551
See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.2%
HEICO Corp.	713	$53,197
AUTO COMPONENTS — 16.0%
American Axle & Manufacturing Holdings, Inc. (a)	14,410	52,020
Aptiv PLC	1,619	79,720
BorgWarner, Inc.	3,431	83,613
Dana, Inc.	4,912	38,363
Delphi Technologies PLC (a)	6,680	53,774
Garrett Motion, Inc. (a)	11,885	33,991
Gentherm, Inc. (a)	2,226	69,896
Lear Corp.	1,192	96,850
Modine Manufacturing Co. (a)	7,165	23,286
Veoneer, Inc. (a) (b)	9,794	71,692
Visteon Corp. (a)	1,616	77,536
Workhorse Group, Inc. (a) (b)	30,453	55,120
		735,861
AUTOMOBILES — 18.2%
Fiat Chrysler Automobiles NV (b)	6,167	44,341
Ford Motor Co.	16,546	79,917
General Motors Co.	2,509	52,137
Honda Motor Co., Ltd. ADR (b)	5,227	117,398
NIO, Inc. ADR (a) (b)	67,108	186,560
Niu Technologies ADR (a) (b)	2,662	18,554
Tata Motors, Ltd. ADR (a)	7,784	36,741
Tesla, Inc. (a)	430	225,320
Toyota Motor Corp. ADR (b)	620	74,369
		835,337
BUILDING PRODUCTS — 1.2%
Johnson Controls International PLC	2,071	55,834
COMMUNICATIONS EQUIPMENT — 1.5%
CalAmp Corp. (a)	4,729	21,281
Comtech Telecommunications Corp.	2,554	33,943
Ituran Location & Control, Ltd.	997	14,167
		69,391
DIVERSIFIED FINANCIAL SERVICES — 0.5%
ORIX Corp. ADR (b)	401	23,699
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
ORBCOMM, Inc. (a)	13,980	34,111
ELECTRICAL EQUIPMENT — 8.9%
Ballard Power Systems, Inc. (a) (b)	24,975	190,060
Plug Power, Inc. (a) (b)	47,099	166,730
Sensata Technologies Holding PLC (a)	1,699	49,152
		405,942
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.5%
FLIR Systems, Inc.	1,681	53,607
Iteris, Inc. (a)	3,362	10,758
Rogers Corp. (a)	1,182	111,605
Security Description	Shares	Value
Trimble, Inc. (a)	3,805	$121,113
		297,083
INTERACTIVE MEDIA & SERVICES — 6.0%
Alphabet, Inc. Class A (a)	66	76,689
Baidu, Inc. ADR (a)	754	75,995
Yandex NV Class A (a)	3,638	123,874
		276,558
IT SERVICES — 0.7%
DXC Technology Co.	2,449	31,960
MACHINERY — 9.7%
Cummins, Inc.	828	112,045
Fortive Corp.	2,012	111,042
Hyster-Yale Materials Handling, Inc.	933	37,404
Luxfer Holdings PLC	2,303	32,565
WABCO Holdings, Inc. (a)	1,117	150,851
		443,907
METALS & MINING — 1.0%
ArcelorMittal (b)	4,990	46,557
ROAD & RAIL — 7.3%
Avis Budget Group, Inc. (a)	4,671	64,927
Hertz Global Holdings, Inc. (a)	5,452	33,693
Lyft, Inc. Class A (a)	3,205	86,054
Uber Technologies, Inc. (a)	5,341	149,121
		333,795
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.7%
Ambarella, Inc. (a)	1,616	78,473
Analog Devices, Inc.	758	67,955
Intel Corp.	1,538	83,237
NVIDIA Corp.	404	106,494
NXP Semiconductors NV	728	60,373
ON Semiconductor Corp. (a)	3,941	49,026
SolarEdge Technologies, Inc. (a)	1,051	86,056
STMicroelectronics NV (b)	3,346	71,504
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,570	75,030
Texas Instruments, Inc.	709	70,850
Xperi Corp.	4,536	63,096
		812,094
SOFTWARE — 2.7%
ANSYS, Inc. (a)	351	81,597
Telenav, Inc. (a)	10,240	44,237
		125,834
TOTAL COMMON STOCKS (Cost $6,696,527)		4,581,160
SHORT-TERM INVESTMENTS — 11.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	876	875

See accompanying notes to schedule of investments.

SPDR S&P KENSHO SMART MOBILITY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	514,052	$514,052
TOTAL SHORT-TERM INVESTMENTS (Cost $514,927)		514,927
TOTAL INVESTMENTS — 111.1% (Cost $7,211,454)		5,096,087
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.1)%		(507,100)
NET ASSETS — 100.0%		$4,588,987
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$4,581,160	$—	$—	$4,581,160
Short-Term Investments	514,927	—	—	514,927
TOTAL INVESTMENTS	$5,096,087	$—	$—	$5,096,087
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$172,955	$172,063	$(17)	$—	876	$875	$109
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,975	7,975	5,041	13,016	—	—	—	—	24
State Street Navigator Securities Lending Portfolio II	—	—	5,429,093	4,915,041	—	—	514,052	514,052	39,473
State Street Navigator Securities Lending Portfolio III	—	—	1,090,223	1,090,223	—	—	—	—	4,385
Total		$7,975	$6,697,312	$6,190,343	$(17)	$—		$514,927	$43,991
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
Boeing Co.	3,063	$456,816
General Dynamics Corp.	2,548	337,126
HEICO Corp. Class A	174	11,119
Howmet Aerospace, Inc.	4,105	65,926
Huntington Ingalls Industries, Inc.	1,789	325,974
L3Harris Technologies, Inc.	8,040	1,448,165
Lockheed Martin Corp.	6,090	2,064,205
Northrop Grumman Corp.	1,832	554,271
Raytheon Co.	11,579	1,518,586
Spirit AeroSystems Holdings, Inc. Class A	1,075	25,725
Teledyne Technologies, Inc. (a)	166	49,347
Textron, Inc.	4,091	109,107
TransDigm Group, Inc.	111	35,541
United Technologies Corp.	11,832	1,116,112
		8,118,020
AIR FREIGHT & LOGISTICS — 0.4%
C.H. Robinson Worldwide, Inc.	9,672	640,286
Expeditors International of Washington, Inc.	7,492	499,866
FedEx Corp.	5,283	640,617
United Parcel Service, Inc. Class B	5,282	493,444
XPO Logistics, Inc. (a) (b)	1,825	88,969
		2,363,182
AIRLINES — 0.1%
American Airlines Group, Inc. (b)	4,055	49,430
Delta Air Lines, Inc.	3,356	95,747
Southwest Airlines Co.	6,028	214,657
United Airlines Holdings, Inc. (a)	1,584	49,975
		409,809
AUTO COMPONENTS — 0.1%
Aptiv PLC	2,119	104,340
Autoliv, Inc.	1,534	70,579
BorgWarner, Inc.	9,577	233,392
Lear Corp.	3,529	286,731
		695,042
AUTOMOBILES — 0.4%
Ford Motor Co.	197,904	955,877
General Motors Co.	57,032	1,185,125
Harley-Davidson, Inc. (b)	3,153	59,686
Tesla, Inc. (a)	261	136,764
		2,337,452
BANKS — 3.2%
Bank of America Corp.	181,184	3,846,536
Citigroup, Inc.	62,711	2,641,387
Citizens Financial Group, Inc.	12,269	230,780
Comerica, Inc.	3,127	91,746
East West Bancorp, Inc.	7,207	185,508
Fifth Third Bancorp	16,804	249,540
First Republic Bank	1,805	148,516
Huntington Bancshares, Inc.	18,672	153,297
Security Description	Shares	Value
JPMorgan Chase & Co.	51,645	$4,649,599
KeyCorp	20,429	211,849
M&T Bank Corp.	3,910	404,411
People's United Financial, Inc.	9,414	104,025
PNC Financial Services Group, Inc.	8,104	775,715
Regions Financial Corp.	22,741	203,987
Signature Bank	879	70,663
SVB Financial Group (a)	724	109,382
Truist Financial Corp.	26,662	822,256
US Bancorp	42,874	1,477,009
Wells Fargo & Co.	91,649	2,630,326
Zions Bancorp NA	3,862	103,347
		19,109,879
BEVERAGES — 2.7%
Brown-Forman Corp. Class B	13,547	751,994
Coca-Cola Co.	84,391	3,734,302
Constellation Brands, Inc. Class A	1,591	228,086
Molson Coors Beverage Co. Class B	4,723	184,244
Monster Beverage Corp. (a)	15,124	850,876
PepsiCo, Inc.	86,126	10,343,733
		16,093,235
BIOTECHNOLOGY — 2.1%
AbbVie, Inc.	9,953	758,319
Alexion Pharmaceuticals, Inc. (a)	1,588	142,587
Alnylam Pharmaceuticals, Inc. (a) (b)	57	6,204
Amgen, Inc.	27,158	5,505,741
Biogen, Inc. (a)	8,789	2,780,664
BioMarin Pharmaceutical, Inc. (a)	401	33,885
Gilead Sciences, Inc.	19,279	1,441,298
Incyte Corp. (a)	254	18,600
Regeneron Pharmaceuticals, Inc. (a)	3,028	1,478,542
Seattle Genetics, Inc. (a)	61	7,038
Vertex Pharmaceuticals, Inc. (a)	480	114,216
		12,287,094
BUILDING PRODUCTS — 0.2%
Allegion PLC	3,726	342,867
AO Smith Corp.	5,961	225,386
Fortune Brands Home & Security, Inc.	1,497	64,745
Johnson Controls International PLC	11,861	319,773
Lennox International, Inc.	151	27,450
Masco Corp.	2,284	78,958
Owens Corning	1,993	77,348
Trane Technologies PLC	2,048	169,144
		1,305,671
CAPITAL MARKETS — 2.0%
Ameriprise Financial, Inc.	5,483	561,898
Bank of New York Mellon Corp.	13,827	465,693
BlackRock, Inc.	981	431,611
Blackstone Group, Inc. Class A	3,514	160,133
Cboe Global Markets, Inc.	7,834	699,184
Charles Schwab Corp.	8,500	285,770
CME Group, Inc.	10,510	1,817,284
E*TRADE Financial Corp.	3,092	106,117
Eaton Vance Corp.	4,156	134,031

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
FactSet Research Systems, Inc.	1,570	$409,268
Franklin Resources, Inc.	14,618	243,974
Goldman Sachs Group, Inc.	6,866	1,061,415
Intercontinental Exchange, Inc.	18,276	1,475,787
Invesco, Ltd.	9,134	82,937
KKR & Co., Inc. Class A	5,392	126,550
MarketAxess Holdings, Inc.	1,825	606,940
Moody's Corp.	586	123,939
Morgan Stanley	22,484	764,456
MSCI, Inc.	125	36,120
Nasdaq, Inc.	903	85,740
Northern Trust Corp.	2,062	155,598
Raymond James Financial, Inc.	1,584	100,109
S&P Global, Inc.	800	196,040
SEI Investments Co.	5,421	251,209
State Street Corp. (c)	6,395	340,662
T Rowe Price Group, Inc.	10,269	1,002,768
TD Ameritrade Holding Corp.	10,692	370,585
		12,095,818
CHEMICALS — 1.1%
Air Products & Chemicals, Inc.	4,221	842,554
Albemarle Corp.	1,511	85,175
Axalta Coating Systems, Ltd. (a)	1,444	24,938
Celanese Corp.	4,778	350,657
CF Industries Holdings, Inc.	1,791	48,715
Corteva, Inc. (a)	28,602	672,147
Dow, Inc.	9,781	285,997
DuPont de Nemours, Inc.	13,066	445,551
Eastman Chemical Co.	2,535	118,080
Ecolab, Inc.	9,463	1,474,619
FMC Corp.	884	72,214
International Flavors & Fragrances, Inc.	730	74,518
Linde PLC	3,916	677,468
LyondellBasell Industries NV Class A	13,961	692,885
Mosaic Co.	8,200	88,724
PPG Industries, Inc.	2,012	168,203
RPM International, Inc.	903	53,729
Sherwin-Williams Co.	308	141,532
Westlake Chemical Corp.	743	28,360
		6,346,066
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Cintas Corp.	514	89,035
Copart, Inc. (a)	8,022	549,667
Republic Services, Inc.	40,837	3,065,225
Rollins, Inc.	5,954	215,178
Waste Connections, Inc.	28,181	2,184,028
Waste Management, Inc.	33,538	3,104,277
		9,207,410
COMMUNICATIONS EQUIPMENT — 1.9%
Arista Networks, Inc. (a)	2,059	417,050
Cisco Systems, Inc.	217,041	8,531,882
F5 Networks, Inc. (a)	2,611	278,411
Security Description	Shares	Value
Juniper Networks, Inc.	14,857	$284,363
Motorola Solutions, Inc.	13,645	1,813,693
		11,325,399
CONSTRUCTION & ENGINEERING — 0.0% (d)
Jacobs Engineering Group, Inc.	1,748	138,564
CONSTRUCTION MATERIALS — 0.0% (d)
Martin Marietta Materials, Inc.	452	85,532
Vulcan Materials Co.	771	83,322
		168,854
CONSUMER FINANCE — 0.3%
Ally Financial, Inc.	10,684	154,170
American Express Co.	6,174	528,556
Capital One Financial Corp.	10,220	515,292
Discover Financial Services	4,262	152,026
Synchrony Financial	10,597	170,506
		1,520,550
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	118,021	958,331
Avery Dennison Corp.	3,190	324,965
Ball Corp.	4,937	319,227
Crown Holdings, Inc. (a)	1,551	90,020
International Paper Co.	6,575	204,680
Packaging Corp. of America	1,274	110,621
Sealed Air Corp.	1,742	43,045
Westrock Co.	6,324	178,716
		2,229,605
DISTRIBUTORS — 0.1%
Genuine Parts Co.	5,634	379,337
LKQ Corp. (a)	4,385	89,937
		469,274
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Berkshire Hathaway, Inc. Class B (a)	19,886	3,635,757
Equitable Holdings, Inc.	12,404	179,238
Jefferies Financial Group, Inc.	7,035	96,169
Voya Financial, Inc.	2,108	85,479
		3,996,643
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	181,035	5,277,170
CenturyLink, Inc.	26,296	248,760
Verizon Communications, Inc.	110,883	5,957,744
		11,483,674
ELECTRIC UTILITIES — 3.0%
Alliant Energy Corp.	7,035	339,720
American Electric Power Co., Inc.	18,185	1,454,436
Duke Energy Corp.	36,411	2,944,922
Edison International	5,070	277,785
Entergy Corp.	1,848	173,657
Evergy, Inc.	12,116	666,986
Eversource Energy	10,580	827,462

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	16,947	$623,819
FirstEnergy Corp.	7,489	300,084
NextEra Energy, Inc.	17,880	4,302,286
NRG Energy, Inc.	2,899	79,027
OGE Energy Corp.	1,754	53,900
Pinnacle West Capital Corp.	1,542	116,868
PPL Corp.	9,131	225,353
Southern Co.	51,925	2,811,219
Xcel Energy, Inc.	42,896	2,586,629
		17,784,153
ELECTRICAL EQUIPMENT — 0.4%
Acuity Brands, Inc.	1,698	145,451
AMETEK, Inc.	1,406	101,260
Eaton Corp. PLC	4,854	377,107
Emerson Electric Co.	22,038	1,050,111
Rockwell Automation, Inc.	5,789	873,618
Sensata Technologies Holding PLC (a)	1,708	49,412
		2,596,959
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	24,618	1,794,160
Arrow Electronics, Inc. (a)	3,124	162,042
CDW Corp.	5,374	501,233
Cognex Corp.	5,956	251,462
Corning, Inc.	10,811	222,058
Flex, Ltd. (a)	17,896	149,879
FLIR Systems, Inc.	7,106	226,610
IPG Photonics Corp. (a)	1,509	166,413
Keysight Technologies, Inc. (a)	833	69,705
TE Connectivity, Ltd.	17,341	1,092,136
Trimble, Inc. (a)	1,584	50,419
Zebra Technologies Corp. Class A (a)	183	33,599
		4,719,716
ENERGY EQUIPMENT & SERVICES — 0.1%
Baker Hughes Co.	21,034	220,857
Halliburton Co.	12,260	83,981
National Oilwell Varco, Inc.	4,806	47,243
Schlumberger, Ltd.	15,873	214,127
TechnipFMC PLC	6,838	46,088
		612,296
ENTERTAINMENT — 0.6%
Activision Blizzard, Inc.	5,193	308,880
Electronic Arts, Inc. (a)	1,777	178,002
Liberty Media Corp.-Liberty Formula One Class C (a)	1,407	38,312
Live Nation Entertainment, Inc. (a)	774	35,186
Netflix, Inc. (a)	1,306	490,403
Take-Two Interactive Software, Inc. (a)	589	69,861
Walt Disney Co.	25,993	2,510,924
		3,631,568
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Alexandria Real Estate Equities, Inc. REIT	667	$91,419
American Tower Corp. REIT	9,330	2,031,608
AvalonBay Communities, Inc. REIT	11,007	1,619,900
Boston Properties, Inc. REIT	824	75,998
Camden Property Trust REIT	10,087	799,294
Crown Castle International Corp. REIT	10,682	1,542,481
Digital Realty Trust, Inc. REIT	1,022	141,966
Duke Realty Corp. REIT	2,268	73,438
Equinix, Inc. REIT	534	333,520
Equity LifeStyle Properties, Inc. REIT	625	35,925
Equity Residential REIT	25,137	1,551,204
Essex Property Trust, Inc. REIT	3,261	718,203
Extra Space Storage, Inc. REIT	7,826	749,418
Federal Realty Investment Trust REIT	294	21,935
Healthpeak Properties, Inc. REIT	40,667	969,908
Host Hotels & Resorts, Inc. REIT	9,031	99,702
Invitation Homes, Inc. REIT	15,084	322,345
Iron Mountain, Inc. REIT (b)	1,760	41,888
Kimco Realty Corp. REIT	4,887	47,257
Medical Properties Trust, Inc. REIT	4,934	85,309
Mid-America Apartment Communities, Inc. REIT	5,244	540,289
National Retail Properties, Inc. REIT	10,609	341,504
Omega Healthcare Investors, Inc. REIT	1,606	42,623
Prologis, Inc. REIT	4,652	373,881
Public Storage REIT	16,080	3,193,649
Realty Income Corp. REIT	21,596	1,076,777
Regency Centers Corp. REIT	984	37,815
SBA Communications Corp. REIT	1,389	374,988
Simon Property Group, Inc. REIT	1,793	98,364
SL Green Realty Corp. REIT	975	42,023
Sun Communities, Inc. REIT	362	45,196
UDR, Inc. REIT	20,227	739,095
Ventas, Inc. REIT	9,168	245,702
VEREIT, Inc.	10,823	52,924
VICI Properties, Inc. REIT	4,318	71,852
Vornado Realty Trust REIT	1,638	59,312
Welltower, Inc. REIT	14,671	671,638
Weyerhaeuser Co. REIT	6,402	108,514
WP Carey, Inc. REIT	7,941	461,213
		19,930,077
FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	17,795	5,073,888
Kroger Co.	33,130	997,876
Sysco Corp.	31,920	1,456,510
Walmart, Inc.	31,171	3,541,649
Walgreens Boots Alliance, Inc.	17,064	780,678
		11,850,601
FOOD PRODUCTS — 2.6%
Archer-Daniels-Midland Co.	14,391	506,275
Bunge, Ltd.	8,314	341,123
Campbell Soup Co.	11,453	528,671

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Conagra Brands, Inc.	5,864	$172,050
General Mills, Inc.	14,506	765,482
Hershey Co.	24,750	3,279,375
Hormel Foods Corp. (b)	56,298	2,625,739
Ingredion, Inc.	1,249	94,300
J.M. Smucker Co.	7,087	786,657
Kellogg Co.	20,069	1,203,939
Kraft Heinz Co.	15,350	379,759
Lamb Weston Holdings, Inc.	23,754	1,356,353
McCormick & Co., Inc.	7,252	1,024,055
Mondelez International, Inc. Class A	34,380	1,721,750
Tyson Foods, Inc. Class A	6,060	350,692
		15,136,220
GAS UTILITIES — 0.0% (d)
Atmos Energy Corp.	921	91,391
UGI Corp.	2,831	75,503
		166,894
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Abbott Laboratories	13,914	1,097,954
ABIOMED, Inc. (a)	1,517	220,208
Align Technology, Inc. (a)	2,889	502,541
Baxter International, Inc.	22,404	1,818,981
Becton Dickinson and Co.	3,885	892,656
Boston Scientific Corp. (a)	6,079	198,358
Cooper Cos., Inc.	2,405	662,986
Danaher Corp.	15,918	2,203,210
DENTSPLY SIRONA, Inc.	5,224	202,848
DexCom, Inc. (a)	12	3,231
Edwards Lifesciences Corp. (a)	7,261	1,369,570
Hologic, Inc. (a)	1,676	58,828
IDEXX Laboratories, Inc. (a)	4,979	1,206,113
Intuitive Surgical, Inc. (a)	3,698	1,831,287
Medtronic PLC	34,995	3,155,849
ResMed, Inc.	4,564	672,232
STERIS PLC	577	80,763
Stryker Corp.	8,305	1,382,699
Teleflex, Inc.	168	49,200
Varian Medical Systems, Inc. (a)	3,221	330,668
West Pharmaceutical Services, Inc.	200	30,450
Zimmer Biomet Holdings, Inc.	2,426	245,220
		18,215,852
HEALTH CARE PROVIDERS & SERVICES — 2.3%
AmerisourceBergen Corp.	7,871	696,583
Anthem, Inc.	7,124	1,617,433
Cardinal Health, Inc.	15,319	734,393
Centene Corp. (a)	11,565	687,077
Cigna Corp. (a)	5,630	997,523
CVS Health Corp.	27,193	1,613,361
DaVita, Inc. (a)	2,105	160,106
HCA Healthcare, Inc.	3,150	283,028
Henry Schein, Inc. (a)	3,922	198,139
Humana, Inc.	3,999	1,255,766
Security Description	Shares	Value
Laboratory Corp. of America Holdings (a)	1,066	$134,732
McKesson Corp.	8,073	1,091,954
Quest Diagnostics, Inc.	2,881	231,344
UnitedHealth Group, Inc.	14,442	3,601,546
Universal Health Services, Inc. Class B	4,069	403,157
		13,706,142
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	4,155	261,723
Veeva Systems, Inc. Class A (a)	3,937	615,629
		877,352
HOTELS, RESTAURANTS & LEISURE — 1.5%
Aramark	3,765	75,187
Carnival Corp.	8,203	108,034
Chipotle Mexican Grill, Inc. (a)	48	31,411
Darden Restaurants, Inc.	9,824	535,015
Domino's Pizza, Inc.	124	40,185
Hilton Worldwide Holdings, Inc.	786	53,637
Las Vegas Sands Corp.	2,488	105,665
Marriott International, Inc. Class A	1,296	96,954
McDonald's Corp.	21,744	3,595,370
MGM Resorts International	6,725	79,355
Norwegian Cruise Line Holdings, Ltd. (a)	2,941	32,233
Royal Caribbean Cruises, Ltd. (b)	2,212	71,160
Starbucks Corp.	23,292	1,531,216
Vail Resorts, Inc.	226	33,382
Wynn Resorts, Ltd.	811	48,814
Yum! Brands, Inc.	33,220	2,276,567
		8,714,185
HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc.	7,768	264,112
Garmin, Ltd.	11,095	831,681
Leggett & Platt, Inc.	1,323	35,298
Lennar Corp. Class A	4,526	172,893
Mohawk Industries, Inc. (a)	1,140	86,914
Newell Brands, Inc.	7,754	102,973
NVR, Inc. (a)	296	760,457
PulteGroup, Inc.	3,967	88,543
Whirlpool Corp. (b)	1,500	128,700
		2,471,571
HOUSEHOLD PRODUCTS — 2.7%
Church & Dwight Co., Inc.	12,594	808,283
Clorox Co.	7,296	1,264,032
Colgate-Palmolive Co.	16,038	1,064,282
Kimberly-Clark Corp.	7,952	1,016,822
Procter & Gamble Co.	109,345	12,027,950
		16,181,369
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	10,179	138,434
Vistra Energy Corp.	3,959	63,186
		201,620

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	24,463	$3,339,444
General Electric Co.	138,648	1,100,865
Honeywell International, Inc.	9,368	1,253,345
Roper Technologies, Inc.	544	169,625
		5,863,279
INSURANCE — 4.5%
Aflac, Inc.	41,287	1,413,667
Alleghany Corp.	912	503,743
Allstate Corp.	20,895	1,916,698
American Financial Group, Inc.	8,891	623,081
American International Group, Inc.	18,648	452,214
Aon PLC	10,355	1,708,989
Arch Capital Group, Ltd. (a)	38,849	1,105,643
Arthur J Gallagher & Co.	15,572	1,269,274
Assurant, Inc.	867	90,246
Athene Holding, Ltd. Class A (a)	3,073	76,272
Brown & Brown, Inc.	26,102	945,414
Chubb, Ltd.	22,455	2,507,999
Cincinnati Financial Corp.	6,110	461,000
Erie Indemnity Co. Class A	2,104	311,897
Everest Re Group, Ltd.	7,698	1,481,249
Fidelity National Financial, Inc.	19,737	491,057
Globe Life, Inc.	1,380	99,319
Hartford Financial Services Group, Inc.	30,494	1,074,609
Lincoln National Corp.	4,646	122,283
Loews Corp.	7,360	256,349
Markel Corp. (a)	1,052	976,140
Marsh & McLennan Cos., Inc.	19,088	1,650,348
MetLife, Inc.	16,011	489,456
Principal Financial Group, Inc.	5,341	167,387
Progressive Corp.	18,806	1,388,635
Prudential Financial, Inc.	9,481	494,339
Reinsurance Group of America, Inc.	1,308	110,055
RenaissanceRe Holdings, Ltd.	7,704	1,150,361
Travelers Cos., Inc.	14,108	1,401,630
Unum Group	7,194	107,982
Willis Towers Watson PLC	3,997	678,890
WR Berkley Corp.	27,330	1,425,806
		26,952,032
INTERACTIVE MEDIA & SERVICES — 2.7%
Alphabet, Inc. Class A (a)	5,917	6,875,258
Alphabet, Inc. Class C (a)	6,340	7,372,215
Facebook, Inc. Class A (a)	10,891	1,816,619
IAC/InterActiveCorp (a)	327	58,608
Snap, Inc. Class A (a) (b)	62	737
TripAdvisor, Inc.	979	17,025
Twitter, Inc. (a)	2,867	70,414
Zillow Group, Inc. Class C (a) (b)	197	7,096
		16,217,972
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Amazon.com, Inc. (a)	1,011	1,971,167
Security Description	Shares	Value
Booking Holdings, Inc. (a)	2,196	$2,954,323
eBay, Inc.	16,169	486,040
Expedia Group, Inc.	2,594	145,964
GrubHub, Inc. (a) (b)	498	20,284
MercadoLibre, Inc. (a)	52	25,406
Wayfair, Inc. Class A (a) (b)	48	2,565
		5,605,749
IT SERVICES — 10.1%
Accenture PLC Class A	42,043	6,863,940
Akamai Technologies, Inc. (a)	922	84,354
Alliance Data Systems Corp.	1,249	42,029
Automatic Data Processing, Inc.	27,156	3,711,682
Black Knight, Inc. (a)	26,800	1,556,008
Booz Allen Hamilton Holding Corp.	8,533	585,705
Broadridge Financial Solutions, Inc.	10,797	1,023,880
Cognizant Technology Solutions Corp. Class A	38,172	1,773,853
DXC Technology Co.	9,298	121,339
EPAM Systems, Inc. (a)	100	18,566
Fidelity National Information Services, Inc.	20,310	2,470,508
Fiserv, Inc. (a)	19,384	1,841,286
FleetCor Technologies, Inc. (a)	2,513	468,775
Gartner, Inc. (a)	258	25,689
Global Payments, Inc.	1,532	220,960
GoDaddy, Inc. Class A (a)	375	21,416
International Business Machines Corp.	47,131	5,228,242
Jack Henry & Associates, Inc.	16,008	2,485,082
Leidos Holdings, Inc.	1,445	132,434
Mastercard, Inc. Class A	48,774	11,781,848
Paychex, Inc.	45,287	2,849,458
PayPal Holdings, Inc. (a)	3,584	343,132
Sabre Corp.	2,492	14,778
Square, Inc. Class A (a)	58	3,038
Twilio, Inc. Class A (a) (b)	200	17,898
VeriSign, Inc. (a)	4,513	812,746
Visa, Inc. Class A	85,360	13,753,203
Western Union Co.	95,538	1,732,104
		59,983,953
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	903	64,610
Polaris, Inc.	720	34,668
		99,278
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Agilent Technologies, Inc.	1,705	122,112
Bio-Rad Laboratories, Inc. Class A (a)	100	35,056
Illumina, Inc. (a)	299	81,663
IQVIA Holdings, Inc. (a)	873	94,162
Mettler-Toledo International, Inc. (a)	1,067	736,774
PerkinElmer, Inc.	773	58,191
Thermo Fisher Scientific, Inc.	2,047	580,529
Waters Corp. (a)	3,494	636,083
		2,344,570

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MACHINERY — 1.1%
Caterpillar, Inc.	5,156	$598,302
Cummins, Inc.	6,866	929,107
Deere & Co.	2,736	378,006
Dover Corp.	1,290	108,283
Flowserve Corp.	849	20,283
Fortive Corp.	2,096	115,678
IDEX Corp.	2,574	355,495
Illinois Tool Works, Inc.	13,865	1,970,494
Ingersoll Rand, Inc. (a)	1,800	44,640
Middleby Corp. (a)	514	29,236
PACCAR, Inc.	4,431	270,867
Parker-Hannifin Corp.	1,228	159,309
Pentair PLC	1,541	45,860
Snap-on, Inc.	2,366	257,468
Stanley Black & Decker, Inc.	1,448	144,800
WABCO Holdings, Inc. (a)	6,640	896,732
Westinghouse Air Brake Technologies Corp.	1,462	70,366
Xylem, Inc.	1,215	79,133
		6,474,059
MEDIA — 1.1%
Altice USA, Inc. Class A (a)	1,452	32,365
Charter Communications, Inc. Class A (a)	2,889	1,260,500
Comcast Corp. Class A	78,780	2,708,456
Discovery, Inc. Class A (a) (b)	3,276	63,685
Discovery, Inc. Class C (a)	7,346	128,849
DISH Network Corp. Class A (a)	4,301	85,977
Fox Corp. Class A	3,880	91,684
Fox Corp. Class B (a)	7,185	164,393
Interpublic Group of Cos., Inc.	5,236	84,771
Liberty Broadband Corp. Class C (a)	798	88,354
Liberty Global PLC Class A (a)	2,760	45,568
Liberty Global PLC Class C (a)	6,917	108,666
Liberty Media Corp.-Liberty SiriusXM Class A (a)	5,086	161,175
Liberty Media Corp.-Liberty SiriusXM Class C (a)	1,745	55,177
News Corp. Class A	6,772	60,779
Omnicom Group, Inc.	16,754	919,795
Sirius XM Holdings, Inc. (b)	50,649	250,206
ViacomCBS, Inc. Class B	12,628	176,918
		6,487,318
METALS & MINING — 0.9%
Freeport-McMoRan, Inc.	29,061	196,162
Newmont Goldcorp Corp.	101,569	4,599,044
Nucor Corp.	5,993	215,868
Steel Dynamics, Inc.	5,202	117,253
		5,128,327
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.4%
AGNC Investment Corp. REIT	101,842	1,077,488
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT	278,944	$1,414,246
		2,491,734
MULTI-UTILITIES — 1.3%
Ameren Corp.	2,532	184,405
CenterPoint Energy, Inc.	6,386	98,664
CMS Energy Corp.	11,515	676,506
Consolidated Edison, Inc.	34,366	2,680,548
Dominion Energy, Inc.	19,220	1,387,492
DTE Energy Co.	3,233	307,038
NiSource, Inc.	4,003	99,955
Public Service Enterprise Group, Inc.	4,901	220,104
Sempra Energy	3,423	386,765
WEC Energy Group, Inc.	20,366	1,794,855
		7,836,332
MULTILINE RETAIL — 0.8%
Dollar General Corp.	17,727	2,676,954
Dollar Tree, Inc. (a)	9,426	692,528
Kohl's Corp.	4,109	59,950
Nordstrom, Inc. (b)	2,811	43,121
Target Corp.	10,769	1,001,194
		4,473,747
OIL, GAS & CONSUMABLE FUELS — 1.9%
Apache Corp.	7,381	30,853
Cabot Oil & Gas Corp.	12,664	217,694
Cheniere Energy, Inc. (a)	6,934	232,289
Chevron Corp.	44,111	3,196,283
Concho Resources, Inc.	4,132	177,056
ConocoPhillips	12,567	387,064
Continental Resources, Inc. (b)	797	6,089
Devon Energy Corp.	10,041	69,383
Diamondback Energy, Inc.	2,521	66,050
EOG Resources, Inc.	6,087	218,645
Exxon Mobil Corp.	93,958	3,567,585
Hess Corp.	1,453	48,385
HollyFrontier Corp.	3,481	85,319
Kinder Morgan, Inc.	62,366	868,135
Marathon Oil Corp.	14,539	47,833
Marathon Petroleum Corp.	15,432	364,504
Noble Energy, Inc.	6,939	41,912
Occidental Petroleum Corp.	26,615	308,202
ONEOK, Inc.	4,425	96,509
Phillips 66	7,851	421,206
Pioneer Natural Resources Co.	1,360	95,404
Targa Resources Corp.	3,101	21,428
Valero Energy Corp.	9,097	412,640
Williams Cos., Inc.	12,358	174,866
		11,155,334
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	3,852	19,876
Estee Lauder Cos., Inc. Class A	9,323	1,485,527
		1,505,403

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PHARMACEUTICALS — 7.4%
Allergan PLC	3,944	$698,482
Bristol-Myers Squibb Co.	65,660	3,659,889
Elanco Animal Health, Inc. (a)	3,121	69,879
Eli Lilly & Co.	58,783	8,154,378
Jazz Pharmaceuticals PLC (a)	572	57,051
Johnson & Johnson	124,715	16,353,878
Merck & Co., Inc.	126,831	9,758,377
Mylan NV (a)	15,858	236,443
Perrigo Co. PLC	1,226	58,958
Pfizer, Inc.	111,364	3,634,921
Zoetis, Inc.	7,491	881,616
		43,563,872
PROFESSIONAL SERVICES — 0.3%
CoStar Group, Inc. (a)	59	34,645
Equifax, Inc.	747	89,229
IHS Markit, Ltd.	1,834	110,040
ManpowerGroup, Inc.	3,727	197,494
Nielsen Holdings PLC	5,560	69,722
Robert Half International, Inc.	5,878	221,895
TransUnion	727	48,113
Verisk Analytics, Inc.	5,310	740,108
		1,511,246
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. Class A (a)	3,743	141,149
Jones Lang LaSalle, Inc.	825	83,308
		224,457
ROAD & RAIL — 0.9%
AMERCO	1,254	364,350
CSX Corp.	5,203	298,132
JB Hunt Transport Services, Inc.	3,121	287,850
Kansas City Southern	818	104,033
Knight-Swift Transportation Holdings, Inc.	1,694	55,563
Norfolk Southern Corp.	2,096	306,016
Old Dominion Freight Line, Inc.	3,618	474,899
Uber Technologies, Inc. (a)	2,456	68,571
Union Pacific Corp.	25,422	3,585,519
		5,544,933
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Advanced Micro Devices, Inc. (a)	1,038	47,208
Analog Devices, Inc.	1,911	171,321
Applied Materials, Inc.	40,865	1,872,434
Broadcom, Inc.	3,578	848,344
Intel Corp.	191,385	10,357,756
KLA Corp.	6,240	896,938
Lam Research Corp.	5,987	1,436,880
Marvell Technology Group, Ltd.	3,248	73,502
Maxim Integrated Products, Inc.	12,187	592,410
Microchip Technology, Inc.	1,453	98,513
Micron Technology, Inc. (a)	28,117	1,182,601
NVIDIA Corp.	18,142	4,782,231
Security Description	Shares	Value
ON Semiconductor Corp. (a)	4,745	$59,028
Qorvo, Inc. (a)	769	62,005
QUALCOMM, Inc.	5,467	369,843
Skyworks Solutions, Inc.	7,415	662,753
Teradyne, Inc.	6,324	342,571
Texas Instruments, Inc.	46,997	4,696,410
Xilinx, Inc.	10,119	788,675
		29,341,423
SOFTWARE — 6.6%
Adobe, Inc. (a)	15,931	5,069,881
ANSYS, Inc. (a)	233	54,165
Autodesk, Inc. (a)	56	8,742
Cadence Design Systems, Inc. (a)	10,094	666,608
CDK Global, Inc.	5,227	171,707
Citrix Systems, Inc.	21,661	3,066,115
Fortinet, Inc. (a)	314	31,767
Guidewire Software, Inc. (a)	196	15,545
Intuit, Inc.	12,617	2,901,910
Microsoft Corp.	125,519	19,795,601
NortonLifeLock, Inc.	3,535	66,140
Oracle Corp.	118,516	5,727,878
Palo Alto Networks, Inc. (a)	1,719	281,847
Paycom Software, Inc. (a)	1,695	342,407
PTC, Inc. (a)	70	4,285
salesforce.com, Inc. (a)	1,566	225,473
ServiceNow, Inc. (a)	94	26,939
Splunk, Inc. (a)	65	8,205
SS&C Technologies Holdings, Inc.	1,235	54,118
Synopsys, Inc. (a)	593	76,372
Tyler Technologies, Inc. (a)	2,609	773,725
VMware, Inc. Class A (a) (b)	267	32,334
Workday, Inc. Class A (a)	55	7,162
		39,408,926
SPECIALTY RETAIL — 2.3%
Advance Auto Parts, Inc.	1,505	140,447
AutoZone, Inc. (a)	1,212	1,025,352
Best Buy Co., Inc.	13,213	753,141
Burlington Stores, Inc. (a)	3,557	563,642
CarMax, Inc. (a) (b)	2,051	110,405
Gap, Inc. (b)	14,480	101,939
Home Depot, Inc.	13,649	2,548,405
Lowe's Cos., Inc.	6,045	520,172
O'Reilly Automotive, Inc. (a)	2,154	648,462
Ross Stores, Inc.	23,550	2,048,143
Tiffany & Co.	776	100,492
TJX Cos., Inc.	86,475	4,134,370
Tractor Supply Co.	5,305	448,538
Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,596	456,117
		13,599,625
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.5%
Apple, Inc.	72,862	18,528,078
Dell Technologies, Inc. Class C (a)	3,741	147,957

See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hewlett Packard Enterprise Co.	31,230	$303,243
HP, Inc.	26,852	466,151
NetApp, Inc.	10,738	447,667
Seagate Technology PLC	11,160	544,608
Western Digital Corp.	5,862	243,977
Xerox Holdings Corp. (a)	4,345	82,294
		20,763,975
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Capri Holdings, Ltd. (a)	3,034	32,737
Hanesbrands, Inc. (b)	5,802	45,662
Lululemon Athletica, Inc. (a)	4,227	801,228
NIKE, Inc. Class B	64,074	5,301,483
PVH Corp.	1,480	55,707
Ralph Lauren Corp.	725	48,452
Tapestry, Inc.	4,410	57,109
Under Armour, Inc. Class A (a) (b)	1,508	13,889
Under Armour, Inc. Class C (a)	1,521	12,259
VF Corp.	13,301	719,318
		7,087,844
TOBACCO — 0.8%
Altria Group, Inc.	96,464	3,730,263
Philip Morris International, Inc.	15,267	1,113,880
		4,844,143
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	22,867	714,594
HD Supply Holdings, Inc. (a)	1,838	52,254
United Rentals, Inc. (a)	1,280	131,712
W.W. Grainger, Inc.	1,854	460,719
		1,359,279
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	2,360	282,162
Essential Utilities, Inc.	1,306	53,154
		335,316
Security Description	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Sprint Corp. (a)	22,152	$190,950
T-Mobile US, Inc. (a)	28,198	2,365,812
		2,556,762
TOTAL COMMON STOCKS (Cost $681,105,916)		591,258,704
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	385,670	385,323
State Street Navigator Securities Lending Portfolio II (c) (g)	691,387	691,387
TOTAL SHORT-TERM INVESTMENTS (Cost $1,076,645)		1,076,710
TOTAL INVESTMENTS — 99.9% (Cost $682,182,561)		592,335,414
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		510,276
NET ASSETS — 100.0%		$592,845,690
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$591,258,704	$—	$—	$591,258,704
Short-Term Investments	1,076,710	—	—	1,076,710
TOTAL INVESTMENTS	$592,335,414	$—	$—	$592,335,414
See accompanying notes to schedule of investments.

SPDR MSCI USA STRATEGICFACTORSSM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	3,636	$203,834	$295,249	$126,782	$8,623	$(40,262)	6,395	$340,662	$8,778
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	17,437,246	17,050,794	(1,194)	65	385,670	385,323	7,459
State Street Institutional U.S. Government Money Market Fund, Class G Shares	588,319	588,319	1,948,762	2,537,081	—	—	—	—	1,280
State Street Navigator Securities Lending Portfolio II	—	—	15,233,196	14,541,809	—	—	691,387	691,387	2,330
State Street Navigator Securities Lending Portfolio III	7,963	7,963	4,282,136	4,290,099	—	—	—	—	724
Total		$800,116	$39,196,589	$38,546,565	$7,429	$(40,197)		$1,417,372	$20,571
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AUTOMOBILES — 4.5%
Tesla, Inc. (a)	25,174	$13,191,176
COMMUNICATIONS EQUIPMENT — 2.7%
Cisco Systems, Inc.	199,319	7,835,230
ENTERTAINMENT — 7.0%
Activision Blizzard, Inc.	153,922	9,155,281
Netflix, Inc. (a)	30,173	11,329,961
		20,485,242
INTERACTIVE MEDIA & SERVICES — 7.9%
Alphabet, Inc. Class A (a)	6,699	7,783,903
Baidu, Inc. ADR (a)	75,762	7,636,052
Facebook, Inc. Class A (a)	46,469	7,751,029
		23,170,984
INTERNET & DIRECT MARKETING RETAIL — 12.1%
Alibaba Group Holding, Ltd. ADR (a)	44,050	8,566,844
Amazon.com, Inc. (a)	5,127	9,996,215
Booking Holdings, Inc. (a)	4,560	6,134,659
JD.com, Inc. ADR (a)	265,506	10,752,993
		35,450,711
IT SERVICES — 5.9%
International Business Machines Corp.	67,251	7,460,153
Shopify, Inc. Class A (a)	23,370	9,743,654
		17,203,807
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 34.3%
Advanced Micro Devices, Inc. (a)	219,362	9,976,584
Analog Devices, Inc.	75,869	6,801,656
Applied Materials, Inc.	150,755	6,907,594
ASML Holding NV	31,055	8,125,230
Broadcom, Inc.	28,612	6,783,905
Intel Corp.	156,251	8,456,304
Lam Research Corp.	31,998	7,679,520
Micron Technology, Inc. (a)	176,294	7,414,926
NVIDIA Corp.	40,278	10,617,281
NXP Semiconductors NV	72,803	6,037,553
QUALCOMM, Inc.	102,624	6,942,513
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	154,962	7,405,634
Security Description	Shares	Value
Texas Instruments, Inc.	71,243	$7,119,313
		100,268,013
SOFTWARE — 22.7%
Adobe, Inc. (a)	28,360	9,025,286
Intuit, Inc.	34,707	7,982,610
Microsoft Corp.	58,346	9,201,748
Oracle Corp.	165,618	8,004,318
salesforce.com, Inc. (a)	56,043	8,069,071
ServiceNow, Inc. (a)	33,000	9,457,140
VMware, Inc. Class A (a) (b)	59,634	7,221,677
Workday, Inc. Class A (a)	56,572	7,366,806
		66,328,656
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.8%
Apple, Inc.	32,771	8,333,338
TOTAL COMMON STOCKS (Cost $283,460,240)		292,267,157
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d) (Cost $361,720)	361,800	361,475
TOTAL INVESTMENTS — 100.0% (Cost $283,821,960)		292,628,632
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (e)		54,165
NET ASSETS — 100.0%		$292,682,797
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	Amount is less than 0.05% of net assets.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$292,267,157	$—	$—	$292,267,157
Short-Term Investment	361,475	—	—	361,475
TOTAL INVESTMENTS	$292,628,632	$—	$—	$292,628,632
See accompanying notes to schedule of investments.

SPDR NYSE TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$3,081,247	$2,718,629	$(897)	$(246)	361,800	$361,475	$5,933
State Street Institutional U.S. Government Money Market Fund, Class G Shares	161,137	161,137	715,352	876,489	—	—	—	—	1,387
State Street Navigator Securities Lending Portfolio II	—	—	9,741,086	9,741,086	—	—	—	—	503
State Street Navigator Securities Lending Portfolio III	1,545,635	1,545,635	11,965,132	13,510,767	—	—	—	—	4,421
Total		$1,706,772	$25,502,817	$26,846,971	$(897)	$(246)		$361,475	$12,244
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.8%
Axon Enterprise, Inc. (a) (b)	68,005	$4,812,714
Curtiss-Wright Corp.	48,932	4,521,806
Mercury Systems, Inc. (a)	63,610	4,537,937
Teledyne Technologies, Inc. (a)	41,714	12,400,321
		26,272,778
AIR FREIGHT & LOGISTICS — 0.3%
XPO Logistics, Inc. (a) (b)	105,902	5,162,723
AIRLINES — 0.2%
JetBlue Airways Corp. (a) (b)	331,018	2,962,611
AUTO COMPONENTS — 1.2%
Adient PLC (a)	100,453	911,109
Dana, Inc.	165,998	1,296,444
Delphi Technologies PLC (a)	99,240	798,882
Gentex Corp.	288,904	6,402,112
Goodyear Tire & Rubber Co.	268,135	1,560,546
Lear Corp. (b)	63,067	5,124,194
Visteon Corp. (a) (b)	32,312	1,550,330
		17,643,617
AUTOMOBILES — 0.2%
Thor Industries, Inc. (b)	62,800	2,648,904
BANKS — 6.0%
Associated Banc-Corp.	181,360	2,319,594
BancorpSouth Bank	109,391	2,069,678
Bank of Hawaii Corp.	46,003	2,541,206
Bank OZK	137,787	2,301,043
Cathay General Bancorp	87,336	2,004,361
CIT Group, Inc.	108,754	1,877,094
Commerce Bancshares, Inc.	118,845	5,983,846
Cullen/Frost Bankers, Inc.	65,254	3,640,521
East West Bancorp, Inc.	167,104	4,301,257
First Financial Bankshares, Inc.	155,593	4,176,116
First Horizon National Corp. (b)	356,555	2,873,833
FNB Corp.	370,251	2,728,750
Fulton Financial Corp.	187,029	2,148,963
Hancock Whitney Corp.	100,574	1,963,204
Home BancShares, Inc.	176,693	2,118,549
International Bancshares Corp.	66,248	1,780,746
PacWest Bancorp	136,469	2,445,524
Pinnacle Financial Partners, Inc.	82,431	3,094,460
Prosperity Bancshares, Inc.	108,234	5,222,291
Signature Bank	61,889	4,975,257
Sterling Bancorp	230,153	2,405,099
Synovus Financial Corp.	167,846	2,947,376
TCF Financial Corp. (b)	175,834	3,984,398
Texas Capital Bancshares, Inc. (a)	58,097	1,288,010
Trustmark Corp.	73,936	1,722,709
UMB Financial Corp.	49,255	2,284,447
Umpqua Holdings Corp.	251,073	2,736,696
United Bankshares, Inc.	115,696	2,670,264
Valley National Bancorp	448,444	3,278,126
Webster Financial Corp.	104,976	2,403,950
Security Description	Shares	Value
Wintrust Financial Corp.	64,897	$2,132,515
		88,419,883
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a) (b)	10,552	3,878,493
BIOTECHNOLOGY — 1.0%
Arrowhead Pharmaceuticals, Inc. (a) (b)	114,727	3,300,696
Exelixis, Inc. (a)	348,280	5,997,381
Ligand Pharmaceuticals, Inc. (a) (b)	18,678	1,358,264
United Therapeutics Corp. (a)	50,052	4,746,181
		15,402,522
BUILDING PRODUCTS — 1.2%
Lennox International, Inc. (b)	40,247	7,316,502
Owens Corning	124,084	4,815,700
Resideo Technologies, Inc. (a)	141,566	685,180
Trex Co., Inc. (a) (b)	66,900	5,361,366
		18,178,748
CAPITAL MARKETS — 3.0%
Affiliated Managers Group, Inc.	56,257	3,327,039
Eaton Vance Corp.	129,718	4,183,405
Evercore, Inc. Class A	45,170	2,080,530
FactSet Research Systems, Inc.	43,325	11,293,961
Federated Hermes, Inc.	110,794	2,110,626
Interactive Brokers Group, Inc. Class A	87,647	3,783,721
Janus Henderson Group PLC (b)	178,768	2,738,726
Legg Mason, Inc.	93,075	4,546,714
SEI Investments Co.	144,131	6,679,030
Stifel Financial Corp.	78,163	3,226,569
		43,970,321
CHEMICALS — 2.4%
Ashland Global Holdings, Inc. (b)	68,863	3,447,970
Cabot Corp.	65,693	1,715,901
Chemours Co.	188,420	1,671,285
Ingevity Corp. (a)	48,207	1,696,886
Minerals Technologies, Inc.	40,181	1,456,963
NewMarket Corp.	8,412	3,220,703
Olin Corp. (b)	181,741	2,120,918
PolyOne Corp.	103,497	1,963,338
RPM International, Inc.	148,239	8,820,221
Scotts Miracle-Gro Co.	45,247	4,633,293
Sensient Technologies Corp.	48,806	2,123,549
Valvoline, Inc.	214,727	2,810,776
		35,681,803
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Brink's Co.	57,241	2,979,394
Clean Harbors, Inc. (a)	58,540	3,005,444
Deluxe Corp.	48,568	1,259,368
Healthcare Services Group, Inc. (b)	84,289	2,015,350
Herman Miller, Inc.	68,102	1,511,864

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HNI Corp.	49,411	$1,244,663
KAR Auction Services, Inc.	148,535	1,782,420
MSA Safety, Inc.	40,794	4,128,353
Stericycle, Inc. (a) (b)	104,552	5,079,136
Tetra Tech, Inc.	62,543	4,416,787
		27,422,779
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp. (a)	177,465	7,064,882
InterDigital, Inc.	35,934	1,603,734
Lumentum Holdings, Inc. (a) (b)	88,484	6,521,271
NetScout Systems, Inc. (a)	75,923	1,797,097
ViaSat, Inc. (a) (b)	65,955	2,369,104
		19,356,088
CONSTRUCTION & ENGINEERING — 1.1%
AECOM (a)	179,405	5,355,239
Dycom Industries, Inc. (a) (b)	36,322	931,659
EMCOR Group, Inc.	64,167	3,934,720
Fluor Corp.	161,581	1,116,525
MasTec, Inc. (a) (b)	68,553	2,243,740
Valmont Industries, Inc.	24,514	2,597,994
		16,179,877
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	47,426	2,770,627
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	48,856	3,504,930
LendingTree, Inc. (a) (b)	8,837	1,620,617
Navient Corp.	195,457	1,481,564
SLM Corp. (b)	483,523	3,476,530
		10,083,641
CONTAINERS & PACKAGING — 1.2%
AptarGroup, Inc.	73,076	7,273,985
Greif, Inc. Class A	30,307	942,245
O-I Glass, Inc.	179,324	1,274,994
Silgan Holdings, Inc.	88,257	2,561,218
Sonoco Products Co.	114,846	5,323,112
		17,375,554
DISTRIBUTORS — 0.6%
Pool Corp.	45,704	8,993,176
DIVERSIFIED CONSUMER SERVICES — 1.1%
Adtalem Global Education, Inc. (a)	62,283	1,668,562
Graham Holdings Co. Class B	4,913	1,676,168
Grand Canyon Education, Inc. (a)	55,141	4,206,431
Service Corp. International	208,845	8,167,928
WW International, Inc. (a)	53,644	907,120
		16,626,209
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Calamos Asset Management, Inc. Class A (a) (c)	932	—
Jefferies Financial Group, Inc.	273,009	3,732,033
		3,732,033
Security Description	Shares	Value
ELECTRIC UTILITIES — 1.7%
ALLETE, Inc.	59,228	$3,593,955
Hawaiian Electric Industries, Inc.	124,764	5,371,091
IDACORP, Inc.	57,842	5,077,949
OGE Energy Corp.	228,596	7,024,755
PNM Resources, Inc.	90,814	3,450,932
		24,518,682
ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	45,228	3,874,231
EnerSys	48,239	2,388,795
Generac Holdings, Inc. (a)	71,596	6,670,599
Hubbell, Inc.	62,202	7,137,058
nVent Electric PLC	177,895	3,001,089
Regal Beloit Corp.	46,574	2,931,833
		26,003,605
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
Arrow Electronics, Inc. (a)	93,312	4,840,093
Avnet, Inc.	115,161	2,890,541
Belden, Inc.	44,565	1,607,905
Cognex Corp.	195,389	8,249,324
Coherent, Inc. (a)	27,699	2,947,451
II-VI, Inc. (a) (b)	99,366	2,831,931
Jabil, Inc.	159,272	3,914,906
Littelfuse, Inc.	27,744	3,701,604
National Instruments Corp.	135,093	4,468,876
SYNNEX Corp.	46,848	3,424,589
Tech Data Corp. (a)	40,445	5,292,228
Trimble, Inc. (a)	284,756	9,063,784
Vishay Intertechnology, Inc.	152,491	2,197,395
		55,430,627
ENERGY EQUIPMENT & SERVICES — 0.2%
Apergy Corp. (a)	89,205	512,929
Core Laboratories NV	51,216	529,573
Patterson-UTI Energy, Inc.	224,345	527,211
Transocean, Ltd. (a) (b)	663,174	769,282
		2,338,995
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc. (b)	122,916	1,252,514
World Wrestling Entertainment, Inc. Class A (b)	54,737	1,857,226
		3,109,740
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.5%
American Campus Communities, Inc. REIT	157,436	4,368,849
Brixmor Property Group, Inc. REIT	341,535	3,244,583
Camden Property Trust REIT	110,560	8,760,774
CoreCivic, Inc. REIT	137,184	1,532,345
CoreSite Realty Corp. REIT	42,990	4,982,541
Corporate Office Properties Trust REIT	127,523	2,822,084

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Cousins Properties, Inc. REIT	168,287	$4,925,761
CyrusOne, Inc. REIT	129,891	8,020,769
Diversified Healthcare Trust REIT	274,372	995,970
Douglas Emmett, Inc. REIT	189,154	5,771,089
EastGroup Properties, Inc. REIT	43,863	4,582,806
EPR Properties REIT	89,876	2,176,797
First Industrial Realty Trust, Inc. REIT	145,389	4,831,277
GEO Group, Inc. REIT	139,882	1,700,965
Healthcare Realty Trust, Inc. REIT	153,257	4,280,468
Highwoods Properties, Inc. REIT	118,846	4,209,525
JBG SMITH Properties REIT	135,136	4,301,379
Kilroy Realty Corp. REIT (b)	111,782	7,120,513
Lamar Advertising Co. Class A REIT	98,694	5,061,028
Life Storage, Inc. REIT	53,231	5,032,991
Macerich Co. REIT (b)	127,122	715,697
Mack-Cali Realty Corp. REIT	104,271	1,588,047
Medical Properties Trust, Inc. REIT	592,546	10,245,120
National Retail Properties, Inc. REIT	195,989	6,308,886
Omega Healthcare Investors, Inc. REIT	249,470	6,620,934
Park Hotels & Resorts, Inc. REIT (b)	274,332	2,169,966
Pebblebrook Hotel Trust REIT (b)	150,666	1,640,753
PotlatchDeltic Corp. REIT	76,443	2,399,546
PS Business Parks, Inc. REIT	22,921	3,106,254
Rayonier, Inc. REIT	147,604	3,476,074
Sabra Health Care REIT, Inc.	235,663	2,573,440
Service Properties Trust REIT	189,653	1,024,126
Spirit Realty Capital, Inc. REIT (b)	114,145	2,984,892
Taubman Centers, Inc. REIT	69,771	2,922,010
Urban Edge Properties REIT	132,820	1,170,144
Weingarten Realty Investors REIT	137,621	1,985,871
		139,654,274
FOOD & STAPLES RETAILING — 0.8%
BJ's Wholesale Club Holdings, Inc. (a) (b)	139,331	3,548,761
Casey's General Stores, Inc.	41,995	5,563,917
Sprouts Farmers Market, Inc. (a)	134,490	2,500,169
		11,612,847
FOOD PRODUCTS — 2.3%
Darling Ingredients, Inc. (a)	187,449	3,593,397
Flowers Foods, Inc.	219,386	4,501,801
Hain Celestial Group, Inc. (a) (b)	91,470	2,375,476
Ingredion, Inc.	76,621	5,784,886
Lancaster Colony Corp.	22,718	3,285,932
Pilgrim's Pride Corp. (a)	60,488	1,096,043
Post Holdings, Inc. (a)	76,031	6,308,292
Sanderson Farms, Inc.	22,567	2,782,962
Tootsie Roll Industries, Inc. (b)	19,936	716,875
TreeHouse Foods, Inc. (a)	63,996	2,825,423
		33,271,087
Security Description	Shares	Value
GAS UTILITIES — 1.9%
National Fuel Gas Co.	98,451	$3,671,238
New Jersey Resources Corp.	108,903	3,699,435
ONE Gas, Inc.	60,453	5,055,080
Southwest Gas Holdings, Inc.	62,378	4,339,013
Spire, Inc.	58,131	4,329,597
UGI Corp.	238,705	6,366,262
		27,460,625
HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
Avanos Medical, Inc. (a)	55,226	1,487,236
Cantel Medical Corp. (b)	43,168	1,549,731
Globus Medical, Inc. Class A (a)	87,705	3,730,094
Haemonetics Corp. (a)	57,918	5,772,108
Hill-Rom Holdings, Inc.	76,323	7,678,094
ICU Medical, Inc. (a)	22,000	4,438,940
Integra LifeSciences Holdings Corp. (a)	81,111	3,623,228
LivaNova PLC (a)	55,155	2,495,764
Masimo Corp. (a) (b)	55,974	9,914,115
NuVasive, Inc. (a)	59,883	3,033,673
Penumbra, Inc. (a) (b)	36,928	5,957,594
West Pharmaceutical Services, Inc.	84,772	12,906,537
		62,587,114
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a) (b)	102,024	1,872,140
Amedisys, Inc. (a)	36,874	6,767,854
Chemed Corp.	18,400	7,970,880
Encompass Health Corp.	112,567	7,207,665
Five Star Senior Living, Inc. (a)	11	31
HealthEquity, Inc. (a)	80,922	4,093,844
MEDNAX, Inc. (a)	97,214	1,131,571
Molina Healthcare, Inc. (a)	71,739	10,022,656
Patterson Cos., Inc. (b)	99,382	1,519,551
Tenet Healthcare Corp. (a)	119,671	1,723,262
		42,309,454
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	187,143	1,317,487
HOTELS, RESTAURANTS & LEISURE — 3.8%
Boyd Gaming Corp.	92,333	1,331,442
Brinker International, Inc.	43,124	517,919
Caesars Entertainment Corp. (a) (b)	640,202	4,327,766
Cheesecake Factory, Inc. (b)	47,180	805,834
Choice Hotels International, Inc. (b)	36,105	2,211,431
Churchill Downs, Inc.	40,592	4,178,946
Cracker Barrel Old Country Store, Inc. (b)	27,750	2,309,355
Domino's Pizza, Inc.	44,160	14,310,931
Dunkin' Brands Group, Inc.	95,029	5,046,040
Eldorado Resorts, Inc. (a) (b)	75,189	1,082,722

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc. (b)	27,241	$954,797
Marriott Vacations Worldwide Corp.	42,877	2,383,104
Papa John's International, Inc.	25,402	1,355,705
Penn National Gaming, Inc. (a) (b)	125,546	1,588,157
Scientific Games Corp. Class A (a) (b)	62,259	603,912
Six Flags Entertainment Corp.	90,691	1,137,265
Texas Roadhouse, Inc.	74,303	3,068,714
Wendy's Co.	210,421	3,131,064
Wyndham Destinations, Inc.	103,147	2,238,290
Wyndham Hotels & Resorts, Inc.	109,127	3,438,592
		56,021,986
HOUSEHOLD DURABLES — 0.9%
Helen of Troy, Ltd. (a)	28,887	4,160,595
KB Home	98,698	1,786,434
Taylor Morrison Home Corp. (a)	151,105	1,662,155
Tempur Sealy International, Inc. (a)	52,402	2,290,491
Toll Brothers, Inc.	138,622	2,668,474
TRI Pointe Group, Inc. (a) (b)	160,459	1,407,225
		13,975,374
HOUSEHOLD PRODUCTS — 0.1%
Energizer Holdings, Inc. (b)	73,234	2,215,329
INDUSTRIAL CONGLOMERATES — 0.5%
Carlisle Cos., Inc.	64,748	8,111,629
INSURANCE — 5.3%
Alleghany Corp.	16,441	9,081,186
American Financial Group, Inc.	85,492	5,991,279
Brighthouse Financial, Inc. (a)	125,194	3,025,939
Brown & Brown, Inc.	267,386	9,684,721
CNO Financial Group, Inc.	174,227	2,158,673
First American Financial Corp.	128,912	5,467,158
Genworth Financial, Inc. Class A (a)	573,086	1,902,646
Hanover Insurance Group, Inc.	45,142	4,088,962
Kemper Corp.	71,794	5,339,320
Mercury General Corp.	31,307	1,274,821
Old Republic International Corp.	327,168	4,989,312
Primerica, Inc.	47,193	4,175,637
Reinsurance Group of America, Inc.	71,530	6,018,534
RenaissanceRe Holdings, Ltd.	50,539	7,546,483
RLI Corp.	45,461	3,997,386
Selective Insurance Group, Inc.	67,826	3,370,952
		78,113,009
INTERACTIVE MEDIA & SERVICES — 0.2%
TripAdvisor, Inc.	121,188	2,107,459
Yelp, Inc. (a)	73,679	1,328,433
		3,435,892
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Etsy, Inc. (a)	135,946	5,225,765
Security Description	Shares	Value
GrubHub, Inc. (a) (b)	104,788	$4,268,015
		9,493,780
IT SERVICES — 2.1%
CACI International, Inc. Class A (a)	28,711	6,062,328
KBR, Inc.	161,439	3,338,558
LiveRamp Holdings, Inc. (a)	77,106	2,538,330
MAXIMUS, Inc.	72,969	4,246,796
Perspecta, Inc.	156,689	2,858,007
Sabre Corp.	313,988	1,861,949
Science Applications International Corp.	56,044	4,182,564
WEX, Inc. (a)	49,508	5,176,061
		30,264,593
LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	93,003	3,289,516
Mattel, Inc. (a) (b)	397,316	3,500,354
Polaris, Inc.	66,089	3,182,185
		9,972,055
LIFE SCIENCES TOOLS & SERVICES — 2.6%
Bio-Rad Laboratories, Inc. Class A (a)	24,628	8,633,592
Bio-Techne Corp.	43,583	8,264,208
Charles River Laboratories International, Inc. (a)	55,762	7,037,722
PRA Health Sciences, Inc. (a)	72,140	5,990,506
Repligen Corp. (a)	53,492	5,164,118
Syneos Health, Inc. (a)	70,818	2,791,645
		37,881,791
MACHINERY — 4.4%
AGCO Corp.	71,486	3,377,714
Colfax Corp. (a) (b)	96,313	1,906,997
Crane Co.	58,032	2,854,014
Donaldson Co., Inc.	145,142	5,606,836
Graco, Inc.	190,486	9,282,383
ITT, Inc.	100,406	4,554,416
Kennametal, Inc. (b)	95,584	1,779,774
Lincoln Electric Holdings, Inc.	69,748	4,812,612
Nordson Corp.	58,405	7,888,763
Oshkosh Corp.	77,628	4,993,809
Terex Corp.	75,661	1,086,492
Timken Co.	77,273	2,499,009
Toro Co.	121,787	7,927,116
Trinity Industries, Inc. (b)	111,754	1,795,887
Woodward, Inc.	64,685	3,844,876
		64,210,698
MARINE — 0.2%
Kirby Corp. (a)	68,330	2,970,305
MEDIA — 1.4%
AMC Networks, Inc. Class A (a) (b)	50,731	1,233,271

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Cable One, Inc.	5,726	$9,413,601
John Wiley & Sons, Inc. Class A	49,690	1,862,878
Meredith Corp. (b)	46,441	567,509
New York Times Co. Class A (b)	164,078	5,038,835
TEGNA, Inc. (b)	247,417	2,686,949
		20,803,043
METALS & MINING — 1.8%
Allegheny Technologies, Inc. (a) (b)	145,312	1,235,152
Carpenter Technology Corp.	54,996	1,072,422
Commercial Metals Co.	136,800	2,160,072
Compass Minerals International, Inc. (b)	38,979	1,499,522
Reliance Steel & Aluminum Co.	76,502	6,700,810
Royal Gold, Inc.	75,282	6,602,984
Steel Dynamics, Inc.	247,027	5,567,989
United States Steel Corp. (b)	196,179	1,237,889
Worthington Industries, Inc.	42,395	1,112,869
		27,189,709
MULTI-UTILITIES — 0.9%
Black Hills Corp.	70,503	4,514,307
MDU Resources Group, Inc.	229,883	4,942,485
NorthWestern Corp.	57,534	3,442,259
		12,899,051
MULTILINE RETAIL — 0.2%
Dillard's, Inc. Class A (b)	11,385	420,676
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	62,330	2,888,372
		3,309,048
OIL, GAS & CONSUMABLE FUELS — 0.9%
Antero Midstream Corp. (b)	342,422	719,086
Cimarex Energy Co.	115,765	1,948,325
CNX Resources Corp. (a) (b)	215,146	1,144,577
EQT Corp.	291,229	2,058,989
Equitrans Midstream Corp. (b)	234,982	1,181,960
Matador Resources Co. (a) (b)	126,432	313,551
Murphy Oil Corp. (b)	172,167	1,055,384
PBF Energy, Inc. Class A	117,333	830,718
World Fuel Services Corp.	75,258	1,894,996
WPX Energy, Inc. (a)	477,486	1,456,332
		12,603,918
PAPER & FOREST PRODUCTS — 0.2%
Domtar Corp.	65,959	1,427,353
Louisiana-Pacific Corp.	133,744	2,297,722
		3,725,075
PERSONAL PRODUCTS — 0.2%
Edgewell Personal Care Co. (a)	62,346	1,501,291
Nu Skin Enterprises, Inc. Class A	64,128	1,401,197
		2,902,488
PHARMACEUTICALS — 1.0%
Catalent, Inc. (a)	176,957	9,192,916
Nektar Therapeutics (a) (b)	200,572	3,580,210
Security Description	Shares	Value
Prestige Consumer Healthcare, Inc. (a) (b)	57,942	$2,125,313
		14,898,439
PROFESSIONAL SERVICES — 1.0%
ASGN, Inc. (a)	60,157	2,124,745
CoreLogic, Inc.	90,599	2,766,894
FTI Consulting, Inc. (a)	42,883	5,136,097
Insperity, Inc.	42,798	1,596,365
ManpowerGroup, Inc.	67,611	3,582,707
		15,206,808
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Jones Lang LaSalle, Inc.	59,131	5,971,048
ROAD & RAIL — 0.9%
Avis Budget Group, Inc. (a) (b)	65,581	911,576
Knight-Swift Transportation Holdings, Inc. (b)	139,989	4,591,639
Landstar System, Inc.	45,090	4,322,328
Ryder System, Inc.	61,485	1,625,663
Werner Enterprises, Inc.	51,081	1,852,197
		13,303,403
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Cabot Microelectronics Corp.	33,436	3,816,385
Cirrus Logic, Inc. (a)	66,179	4,343,328
Cree, Inc. (a) (b)	123,324	4,373,069
Cypress Semiconductor Corp.	422,090	9,843,139
First Solar, Inc. (a) (b)	86,527	3,120,164
MKS Instruments, Inc.	62,567	5,096,082
Monolithic Power Systems, Inc.	46,151	7,728,446
Semtech Corp. (a)	75,432	2,828,700
Silicon Laboratories, Inc. (a)	49,530	4,230,357
SolarEdge Technologies, Inc. (a)	55,682	4,559,242
Synaptics, Inc. (a)	38,043	2,201,548
Teradyne, Inc.	191,516	10,374,422
Universal Display Corp.	48,541	6,396,733
		68,911,615
SOFTWARE — 4.4%
ACI Worldwide, Inc. (a)	131,827	3,183,622
Blackbaud, Inc.	55,981	3,109,745
CDK Global, Inc.	139,317	4,576,563
Ceridian HCM Holding, Inc. (a) (b)	115,493	5,782,734
CommVault Systems, Inc. (a) (b)	48,316	1,955,832
Fair Isaac Corp. (a)	33,269	10,236,539
J2 Global, Inc. (b)	52,883	3,958,293
LogMeIn, Inc.	55,925	4,657,434
Manhattan Associates, Inc. (a) (b)	73,260	3,649,813
PTC, Inc. (a)	118,688	7,264,892
Teradata Corp. (a)	128,129	2,625,363
Tyler Technologies, Inc. (a)	44,446	13,180,906
		64,181,736
SPECIALTY RETAIL — 1.7%
Aaron's, Inc.	77,406	1,763,309

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
American Eagle Outfitters, Inc.	183,178	$1,456,265
AutoNation, Inc. (a)	66,947	1,878,533
Bed Bath & Beyond, Inc. (b)	145,968	614,525
Dick's Sporting Goods, Inc.	73,427	1,561,058
Five Below, Inc. (a) (b)	63,888	4,496,438
Foot Locker, Inc. (b)	122,123	2,692,812
Murphy USA, Inc. (a)	33,062	2,789,110
RH (a)	18,823	1,891,147
Sally Beauty Holdings, Inc. (a) (b)	134,203	1,084,360
Urban Outfitters, Inc. (a) (b)	81,381	1,158,865
Williams-Sonoma, Inc. (b)	89,022	3,785,216
		25,171,638
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a) (b)	146,209	2,587,899
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter's, Inc.	50,418	3,313,975
Columbia Sportswear Co.	33,141	2,312,247
Deckers Outdoor Corp. (a)	31,971	4,284,114
Skechers U.S.A., Inc. Class A (a)	153,355	3,640,648
		13,550,984
THRIFTS & MORTGAGE FINANCE — 0.5%
New York Community Bancorp, Inc. (b)	535,584	5,029,134
Washington Federal, Inc.	89,240	2,316,670
		7,345,804
TRADING COMPANIES & DISTRIBUTORS — 0.8%
GATX Corp. (b)	40,064	2,506,404
MSC Industrial Direct Co., Inc. Class A	51,232	2,816,223
NOW, Inc. (a)	125,388	647,002
Watsco, Inc.	37,234	5,884,089
		11,853,718
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	246,732	10,041,992
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	111,199	1,863,695
TOTAL COMMON STOCKS (Cost $1,916,496,173)		1,467,364,476
Security Description	Shares	Value
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (b) (c)	212	$—
TOTAL RIGHTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	888,907	888,107
State Street Navigator Securities Lending Portfolio II (g) (h)	43,439,595	43,439,595
TOTAL SHORT-TERM INVESTMENTS (Cost $44,327,513)		44,327,702
TOTAL INVESTMENTS — 102.8% (Cost $1,960,823,686)		1,511,692,178
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.8)%		(41,433,054)
NET ASSETS — 100.0%		$1,470,259,124
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 400 MID CAP ETF (formerly SPDR Portfolio Mid Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,467,364,476	$—	$0(a)	$1,467,364,476
Rights	—	—	0(a)	0
Short-Term Investments	44,327,702	—	—	44,327,702
TOTAL INVESTMENTS	$1,511,692,178	$—	$0	$1,511,692,178
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$63,598,770	$62,708,949	$(1,903)	$189	888,907	$888,107	$21,610
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,329,540	1,329,540	3,884,458	5,213,998	—	—	—	—	1,870
State Street Navigator Securities Lending Portfolio II	—	—	219,241,530	175,801,935	—	—	43,439,595	43,439,595	185,798
State Street Navigator Securities Lending Portfolio III	22,889,111	22,889,111	83,926,748	106,815,859	—	—	—	—	131,700
Total		$24,218,651	$370,651,506	$350,540,741	$(1,903)	$189		$44,327,702	$340,978
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
Boeing Co.	95,728	$14,276,874
General Dynamics Corp.	42,065	5,565,620
Howmet Aerospace, Inc.	73,453	1,179,655
Huntington Ingalls Industries, Inc.	7,767	1,415,225
L3Harris Technologies, Inc.	39,636	7,139,236
Lockheed Martin Corp.	44,141	14,961,592
Northrop Grumman Corp.	27,879	8,434,792
Raytheon Co.	49,852	6,538,090
Textron, Inc.	43,112	1,149,797
TransDigm Group, Inc.	9,217	2,951,191
United Technologies Corp.	144,854	13,664,078
		77,276,150
AIR FREIGHT & LOGISTICS — 0.5%
C.H. Robinson Worldwide, Inc.	23,073	1,527,433
Expeditors International of Washington, Inc.	29,192	1,947,690
FedEx Corp.	42,779	5,187,382
United Parcel Service, Inc. Class B	125,337	11,708,982
		20,371,487
AIRLINES — 0.2%
Alaska Air Group, Inc.	23,478	668,419
American Airlines Group, Inc. (a)	68,764	838,233
Delta Air Lines, Inc.	102,676	2,929,346
Southwest Airlines Co.	84,372	3,004,487
United Airlines Holdings, Inc. (b)	38,296	1,208,239
		8,648,724
AUTO COMPONENTS — 0.1%
Aptiv PLC	45,318	2,231,458
BorgWarner, Inc.	39,572	964,370
		3,195,828
AUTOMOBILES — 0.2%
Ford Motor Co.	693,544	3,349,818
General Motors Co.	224,080	4,656,382
Harley-Davidson, Inc. (a)	29,650	561,274
		8,567,474
BANKS — 4.1%
Bank of America Corp.	1,442,238	30,618,713
Citigroup, Inc.	390,699	16,456,242
Citizens Financial Group, Inc.	77,094	1,450,138
Comerica, Inc.	27,084	794,645
Fifth Third Bancorp	125,691	1,866,511
First Republic Bank	29,912	2,461,159
Huntington Bancshares, Inc.	182,358	1,497,159
JPMorgan Chase & Co.	559,230	50,347,477
KeyCorp	174,723	1,811,877
M&T Bank Corp.	23,961	2,478,286
People's United Financial, Inc.	83,514	922,830
PNC Financial Services Group, Inc.	78,194	7,484,730
Regions Financial Corp.	182,328	1,635,482
SVB Financial Group (b)	8,787	1,327,540
Truist Financial Corp.	239,521	7,386,828
Security Description	Shares	Value
US Bancorp	254,084	$8,753,194
Wells Fargo & Co.	688,787	19,768,187
Zions Bancorp NA	32,156	860,494
		157,921,492
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	32,203	1,787,589
Coca-Cola Co.	686,840	30,392,670
Constellation Brands, Inc. Class A	30,601	4,386,959
Molson Coors Beverage Co. Class B	32,569	1,270,517
Monster Beverage Corp. (b)	67,774	3,812,965
PepsiCo, Inc.	249,540	29,969,754
		71,620,454
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	264,581	20,158,426
Alexion Pharmaceuticals, Inc. (b)	39,471	3,544,101
Amgen, Inc.	106,254	21,540,873
Biogen, Inc. (b)	32,373	10,242,170
Gilead Sciences, Inc.	226,197	16,910,488
Incyte Corp. (b)	30,900	2,262,807
Regeneron Pharmaceuticals, Inc. (b)	14,431	7,046,513
Vertex Pharmaceuticals, Inc. (b)	45,746	10,885,261
		92,590,639
BUILDING PRODUCTS — 0.3%
Allegion PLC	16,657	1,532,777
AO Smith Corp.	23,945	905,360
Fortune Brands Home & Security, Inc.	26,884	1,162,733
Johnson Controls International PLC	137,426	3,705,005
Masco Corp.	48,594	1,679,895
Trane Technologies PLC	42,667	3,523,868
		12,509,638
CAPITAL MARKETS — 2.6%
Ameriprise Financial, Inc.	22,471	2,302,828
Bank of New York Mellon Corp.	149,303	5,028,525
BlackRock, Inc.	21,150	9,305,365
Cboe Global Markets, Inc.	20,711	1,848,457
Charles Schwab Corp.	204,076	6,861,035
CME Group, Inc.	63,786	11,029,237
E*TRADE Financial Corp.	42,877	1,471,539
Franklin Resources, Inc.	52,264	872,286
Goldman Sachs Group, Inc.	57,121	8,830,335
Intercontinental Exchange, Inc.	99,186	8,009,270
Invesco, Ltd.	70,987	644,562
MarketAxess Holdings, Inc.	6,548	2,177,668
Moody's Corp.	29,002	6,133,923
Morgan Stanley	219,590	7,466,060
MSCI, Inc.	14,830	4,285,277
Nasdaq, Inc.	19,690	1,869,566
Northern Trust Corp.	36,771	2,774,740
Raymond James Financial, Inc.	21,083	1,332,446
S&P Global, Inc.	43,449	10,647,177
State Street Corp. (c)	65,052	3,465,320

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	41,823	$4,084,016
		100,439,632
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	39,563	7,897,170
Albemarle Corp. (a)	19,884	1,120,861
Celanese Corp.	20,579	1,510,293
CF Industries Holdings, Inc.	41,313	1,123,714
Corteva, Inc. (b)	132,743	3,119,460
Dow, Inc.	132,365	3,870,353
DuPont de Nemours, Inc.	131,876	4,496,972
Eastman Chemical Co.	25,969	1,209,636
Ecolab, Inc.	44,913	6,998,793
FMC Corp.	23,945	1,956,067
International Flavors & Fragrances, Inc. (a)	18,504	1,888,888
Linde PLC	96,038	16,614,574
LyondellBasell Industries NV Class A	45,418	2,254,095
Mosaic Co.	66,848	723,295
PPG Industries, Inc.	42,251	3,532,184
Sherwin-Williams Co.	14,751	6,778,380
		65,094,735
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	14,956	2,590,678
Copart, Inc. (b)	37,100	2,542,092
Republic Services, Inc.	37,362	2,804,392
Rollins, Inc.	27,118	980,045
Waste Management, Inc.	69,863	6,466,519
		15,383,726
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (b)	10,050	2,035,627
Cisco Systems, Inc.	759,141	29,841,833
F5 Networks, Inc. (b)	10,664	1,137,102
Juniper Networks, Inc.	62,958	1,205,016
Motorola Solutions, Inc.	30,128	4,004,614
		38,224,192
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	23,270	1,844,613
Quanta Services, Inc.	26,830	851,316
		2,695,929
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	11,365	2,150,599
Vulcan Materials Co.	23,968	2,590,222
		4,740,821
CONSUMER FINANCE — 0.5%
American Express Co.	120,117	10,283,216
Capital One Financial Corp.	83,037	4,186,726
Discover Financial Services	55,557	1,981,718
Synchrony Financial	105,078	1,690,705
		18,142,365
Security Description	Shares	Value
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	286,886	$2,329,514
Avery Dennison Corp.	15,730	1,602,415
Ball Corp.	58,001	3,750,345
International Paper Co.	67,778	2,109,929
Packaging Corp. of America	16,142	1,401,610
Sealed Air Corp.	29,099	719,036
Westrock Co.	46,654	1,318,442
		13,231,291
DISTRIBUTORS — 0.1%
Genuine Parts Co.	27,013	1,818,785
LKQ Corp. (b)	58,715	1,204,245
		3,023,030
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc. (a)	33,614	473,285
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (b)	349,445	63,889,029
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	1,302,112	37,956,565
CenturyLink, Inc.	168,347	1,592,562
Verizon Communications, Inc.	737,145	39,606,801
		79,155,928
ELECTRIC UTILITIES — 2.3%
Alliant Energy Corp.	44,175	2,133,211
American Electric Power Co., Inc.	88,135	7,049,037
Duke Energy Corp.	130,313	10,539,715
Edison International	63,491	3,478,672
Entergy Corp.	36,163	3,398,237
Evergy, Inc.	39,393	2,168,585
Eversource Energy	57,653	4,509,041
Exelon Corp.	173,437	6,384,216
FirstEnergy Corp.	95,892	3,842,392
NextEra Energy, Inc.	87,595	21,077,109
NRG Energy, Inc.	46,296	1,262,029
Pinnacle West Capital Corp.	20,673	1,566,807
PPL Corp.	137,757	3,399,843
Southern Co.	187,101	10,129,648
Xcel Energy, Inc.	93,321	5,627,256
		86,565,798
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	40,484	2,915,658
Eaton Corp. PLC	73,479	5,708,583
Emerson Electric Co.	108,567	5,173,218
Rockwell Automation, Inc.	21,236	3,204,725
		17,002,184
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	52,768	3,845,732
CDW Corp.	25,334	2,362,902
Corning, Inc.	136,258	2,798,739

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
FLIR Systems, Inc.	25,847	$824,261
IPG Photonics Corp. (b)	6,682	736,891
Keysight Technologies, Inc. (b)	32,644	2,731,650
TE Connectivity, Ltd.	59,724	3,761,417
Zebra Technologies Corp. Class A (b)	10,098	1,853,993
		18,915,585
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	121,394	1,274,637
Halliburton Co.	155,595	1,065,826
Helmerich & Payne, Inc.	18,808	294,345
National Oilwell Varco, Inc.	70,948	697,419
Schlumberger, Ltd.	246,956	3,331,436
TechnipFMC PLC	73,430	494,918
		7,158,581
ENTERTAINMENT — 2.0%
Activision Blizzard, Inc.	136,829	8,138,589
Electronic Arts, Inc. (b)	52,199	5,228,774
Live Nation Entertainment, Inc. (b)	26,522	1,205,690
Netflix, Inc. (b)	78,356	29,422,678
Take-Two Interactive Software, Inc. (b)	19,532	2,316,691
Walt Disney Co.	322,709	31,173,689
		77,486,111
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.9%
Alexandria Real Estate Equities, Inc. REIT	21,734	2,978,862
American Tower Corp. REIT	79,408	17,291,092
Apartment Investment & Management Co. Class A REIT	27,724	974,499
AvalonBay Communities, Inc. REIT	24,878	3,661,295
Boston Properties, Inc. REIT	25,336	2,336,739
Crown Castle International Corp. REIT	74,049	10,692,676
Digital Realty Trust, Inc. REIT	46,859	6,509,184
Duke Realty Corp. REIT	67,681	2,191,511
Equinix, Inc. REIT	15,141	9,456,614
Equity Residential REIT	62,237	3,840,645
Essex Property Trust, Inc. REIT	11,918	2,624,820
Extra Space Storage, Inc. REIT	23,139	2,215,791
Federal Realty Investment Trust REIT	13,340	995,297
Healthpeak Properties, Inc. REIT	89,107	2,125,202
Host Hotels & Resorts, Inc. REIT	136,023	1,501,694
Iron Mountain, Inc. REIT (a)	52,139	1,240,908
Kimco Realty Corp. REIT	78,141	755,624
Mid-America Apartment Communities, Inc. REIT	19,711	2,030,824
Prologis, Inc. REIT	132,163	10,621,940
Public Storage REIT	26,507	5,264,555
Realty Income Corp. REIT	61,258	3,054,324
Regency Centers Corp. REIT	30,185	1,160,010
SBA Communications Corp. REIT	19,993	5,397,510
Simon Property Group, Inc. REIT	54,872	3,010,278
SL Green Realty Corp. REIT	15,560	670,636
Security Description	Shares	Value
UDR, Inc. REIT	52,795	$1,929,129
Ventas, Inc. REIT	65,833	1,764,325
Vornado Realty Trust REIT	29,913	1,083,150
Welltower, Inc. REIT	72,408	3,314,838
Weyerhaeuser Co. REIT	132,443	2,244,909
		112,938,881
FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.	78,615	22,415,495
Kroger Co.	142,499	4,292,070
Sysco Corp.	90,847	4,145,349
Walmart, Inc.	253,860	28,843,573
Walgreens Boots Alliance, Inc.	133,571	6,110,873
		65,807,360
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	98,711	3,472,653
Campbell Soup Co.	28,680	1,323,869
Conagra Brands, Inc.	85,745	2,515,758
General Mills, Inc.	107,684	5,682,485
Hershey Co.	25,880	3,429,100
Hormel Foods Corp. (a)	48,203	2,248,188
J.M. Smucker Co.	19,706	2,187,366
Kellogg Co.	44,351	2,660,616
Kraft Heinz Co.	110,282	2,728,377
Lamb Weston Holdings, Inc.	26,068	1,488,483
McCormick & Co., Inc.	22,120	3,123,565
Mondelez International, Inc. Class A	257,211	12,881,127
Tyson Foods, Inc. Class A	52,483	3,037,191
		46,778,778
GAS UTILITIES — 0.1%
Atmos Energy Corp.	20,570	2,041,161
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	316,066	24,940,768
ABIOMED, Inc. (b)	8,235	1,195,393
Align Technology, Inc. (b)	12,648	2,200,120
Baxter International, Inc.	90,960	7,385,042
Becton Dickinson and Co.	48,163	11,066,413
Boston Scientific Corp. (b)	248,908	8,121,868
Cooper Cos., Inc.	9,063	2,498,397
Danaher Corp.	114,102	15,792,858
DENTSPLY SIRONA, Inc.	42,218	1,639,325
Edwards Lifesciences Corp. (b)	37,363	7,047,409
Hologic, Inc. (b)	50,373	1,768,092
IDEXX Laboratories, Inc. (b)	15,143	3,668,240
Intuitive Surgical, Inc. (b)	20,528	10,165,671
Medtronic PLC	239,845	21,629,222
ResMed, Inc.	25,460	3,750,003
STERIS PLC	14,906	2,086,393
Stryker Corp.	57,675	9,602,311
Teleflex, Inc.	8,250	2,416,095
Varian Medical Systems, Inc. (b)	15,559	1,597,287
Zimmer Biomet Holdings, Inc.	36,881	3,727,931
		142,298,838

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	26,766	$2,368,791
Anthem, Inc.	45,323	10,290,134
Cardinal Health, Inc.	51,915	2,488,805
Centene Corp. (b)	104,646	6,217,019
Cigna Corp. (b)	66,538	11,789,203
CVS Health Corp.	232,376	13,786,868
DaVita, Inc. (b)	14,975	1,138,999
HCA Healthcare, Inc.	47,310	4,250,803
Henry Schein, Inc. (b)	27,490	1,388,795
Humana, Inc.	23,662	7,430,341
Laboratory Corp. of America Holdings (b)	17,228	2,177,447
McKesson Corp.	31,651	4,281,114
Quest Diagnostics, Inc.	23,208	1,863,602
UnitedHealth Group, Inc.	168,842	42,105,818
Universal Health Services, Inc. Class B	14,371	1,423,879
		113,001,618
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	57,131	3,598,682
HOTELS, RESTAURANTS & LEISURE — 1.5%
Carnival Corp.	70,728	931,488
Chipotle Mexican Grill, Inc. (b)	4,643	3,038,379
Darden Restaurants, Inc.	22,988	1,251,926
Hilton Worldwide Holdings, Inc.	50,219	3,426,945
Las Vegas Sands Corp.	60,011	2,548,667
Marriott International, Inc. Class A	48,176	3,604,046
McDonald's Corp.	134,032	22,162,191
MGM Resorts International	89,927	1,061,139
Norwegian Cruise Line Holdings, Ltd. (b)	39,009	427,539
Royal Caribbean Cruises, Ltd. (a)	31,619	1,017,183
Starbucks Corp.	211,259	13,888,167
Wynn Resorts, Ltd.	17,820	1,072,586
Yum! Brands, Inc.	53,592	3,672,660
		58,102,916
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	59,635	2,027,590
Garmin, Ltd.	25,410	1,904,734
Leggett & Platt, Inc.	24,250	646,990
Lennar Corp. Class A	52,165	1,992,703
Mohawk Industries, Inc. (b)	10,711	816,607
Newell Brands, Inc.	72,362	960,967
NVR, Inc. (b)	581	1,492,653
PulteGroup, Inc.	48,498	1,082,475
Whirlpool Corp.	11,700	1,003,860
		11,928,579
HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc.	42,741	2,743,117
Clorox Co.	22,347	3,871,618
Colgate-Palmolive Co.	153,112	10,160,512
Security Description	Shares	Value
Kimberly-Clark Corp.	60,958	$7,794,700
Procter & Gamble Co.	444,658	48,912,380
		73,482,327
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	125,285	1,703,876
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	102,990	14,059,165
General Electric Co.	1,561,057	12,394,793
Honeywell International, Inc.	127,979	17,122,310
Roper Technologies, Inc.	18,653	5,816,192
		49,392,460
INSURANCE — 2.0%
Aflac, Inc.	133,324	4,565,014
Allstate Corp.	57,732	5,295,756
American International Group, Inc.	155,334	3,766,850
Aon PLC	42,067	6,942,738
Arthur J Gallagher & Co.	33,845	2,758,706
Assurant, Inc.	10,503	1,093,257
Chubb, Ltd.	80,832	9,028,126
Cincinnati Financial Corp.	26,301	1,984,410
Everest Re Group, Ltd.	7,253	1,395,622
Globe Life, Inc.	18,798	1,352,892
Hartford Financial Services Group, Inc.	64,199	2,262,373
Lincoln National Corp.	37,789	994,606
Loews Corp.	43,847	1,527,191
Marsh & McLennan Cos., Inc.	90,282	7,805,782
MetLife, Inc.	139,098	4,252,226
Principal Financial Group, Inc.	48,678	1,525,569
Progressive Corp.	103,956	7,676,111
Prudential Financial, Inc.	71,364	3,720,919
Travelers Cos., Inc.	45,786	4,548,839
Unum Group	39,296	589,833
Willis Towers Watson PLC	22,759	3,865,616
WR Berkley Corp.	26,647	1,390,174
		78,342,610
INTERACTIVE MEDIA & SERVICES — 5.2%
Alphabet, Inc. Class A (b)	53,532	62,201,507
Alphabet, Inc. Class C (b)	53,371	62,060,332
Facebook, Inc. Class A (b)	429,942	71,714,326
Twitter, Inc. (b)	140,273	3,445,105
		199,421,270
INTERNET & DIRECT MARKETING RETAIL — 4.2%
Amazon.com, Inc. (b)	74,439	145,135,207
Booking Holdings, Inc. (b)	7,548	10,154,475
eBay, Inc.	135,826	4,082,930
Expedia Group, Inc.	24,104	1,356,332
		160,728,944
IT SERVICES — 5.5%
Accenture PLC Class A	113,595	18,545,520
Akamai Technologies, Inc. (b)	28,049	2,566,203

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Alliance Data Systems Corp.	8,222	$276,670
Automatic Data Processing, Inc.	77,564	10,601,447
Broadridge Financial Solutions, Inc.	19,714	1,869,479
Cognizant Technology Solutions Corp. Class A	97,597	4,535,333
DXC Technology Co.	48,315	630,511
Fidelity National Information Services, Inc.	110,035	13,384,657
Fiserv, Inc. (b)	101,809	9,670,837
FleetCor Technologies, Inc. (b)	15,333	2,860,218
Gartner, Inc. (b)	16,686	1,661,425
Global Payments, Inc.	53,468	7,711,690
International Business Machines Corp.	158,512	17,583,736
Jack Henry & Associates, Inc.	13,790	2,140,760
Leidos Holdings, Inc.	22,786	2,088,337
Mastercard, Inc. Class A	158,183	38,210,685
Paychex, Inc.	56,860	3,577,631
PayPal Holdings, Inc. (b)	209,844	20,090,464
VeriSign, Inc. (b)	18,101	3,259,809
Visa, Inc. Class A	305,201	49,173,985
Western Union Co.	71,414	1,294,736
		211,734,133
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	22,622	1,618,604
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	55,088	3,945,403
Illumina, Inc. (b)	25,970	7,092,926
IQVIA Holdings, Inc. (b)	32,212	3,474,386
Mettler-Toledo International, Inc. (b)	4,478	3,092,104
PerkinElmer, Inc.	20,967	1,578,396
Thermo Fisher Scientific, Inc.	71,319	20,226,068
Waters Corp. (b)	11,719	2,133,444
		41,542,727
MACHINERY — 1.4%
Caterpillar, Inc.	98,631	11,445,141
Cummins, Inc.	27,367	3,703,302
Deere & Co.	55,962	7,731,710
Dover Corp.	27,088	2,273,767
Flowserve Corp.	24,263	579,643
Fortive Corp.	52,538	2,899,572
IDEX Corp.	13,761	1,900,532
Illinois Tool Works, Inc.	52,316	7,435,150
Ingersoll Rand, Inc. (b)	62,150	1,541,320
PACCAR, Inc.	61,597	3,765,425
Parker-Hannifin Corp.	22,771	2,954,082
Pentair PLC	29,412	875,301
Snap-on, Inc.	10,277	1,118,343
Stanley Black & Decker, Inc.	27,182	2,718,200
Westinghouse Air Brake Technologies Corp.	32,370	1,557,968
Xylem, Inc.	31,075	2,023,915
		54,523,371
Security Description	Shares	Value
MEDIA — 1.3%
Charter Communications, Inc. Class A (b)	27,986	$12,210,572
Comcast Corp. Class A	812,406	27,930,518
Discovery, Inc. Class A (a) (b)	26,754	520,098
Discovery, Inc. Class C (b)	59,024	1,035,281
DISH Network Corp. Class A (b)	43,777	875,102
Fox Corp. Class A	65,798	1,554,807
Fox Corp. Class B (b)	30,404	695,643
Interpublic Group of Cos., Inc.	72,990	1,181,708
News Corp. Class A	67,249	603,560
News Corp. Class B	21,608	194,256
Omnicom Group, Inc.	40,043	2,198,361
ViacomCBS, Inc. Class B	95,703	1,340,799
		50,340,705
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	271,311	1,831,349
Newmont Goldcorp Corp.	145,925	6,607,484
Nucor Corp.	53,321	1,920,623
		10,359,456
MULTI-UTILITIES — 1.1%
Ameren Corp.	44,874	3,268,173
CenterPoint Energy, Inc.	91,619	1,415,514
CMS Energy Corp.	49,463	2,905,951
Consolidated Edison, Inc.	59,336	4,628,208
Dominion Energy, Inc.	146,783	10,596,265
DTE Energy Co.	35,122	3,335,536
NiSource, Inc.	63,762	1,592,137
Public Service Enterprise Group, Inc.	90,099	4,046,346
Sempra Energy	49,681	5,613,456
WEC Energy Group, Inc.	55,573	4,897,649
		42,299,235
MULTILINE RETAIL — 0.5%
Dollar General Corp.	45,387	6,853,891
Dollar Tree, Inc. (b)	41,314	3,035,339
Kohl's Corp.	30,493	444,893
Macy's, Inc. (a)	53,322	261,811
Nordstrom, Inc. (a)	19,623	301,017
Target Corp.	90,469	8,410,903
		19,307,854
OIL, GAS & CONSUMABLE FUELS — 2.5%
Apache Corp.	71,779	300,036
Cabot Oil & Gas Corp.	77,697	1,335,611
Chevron Corp.	338,332	24,515,537
Concho Resources, Inc.	37,769	1,618,402
ConocoPhillips	196,005	6,036,954
Devon Energy Corp.	69,215	478,276
Diamondback Energy, Inc.	30,289	793,572
EOG Resources, Inc.	103,655	3,723,288
Exxon Mobil Corp.	757,449	28,760,338
Hess Corp.	45,618	1,519,079
HollyFrontier Corp.	26,028	637,946
Kinder Morgan, Inc.	347,114	4,831,827
Marathon Oil Corp.	151,230	497,547

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Marathon Petroleum Corp.	115,629	$2,731,157
Noble Energy, Inc.	90,423	546,155
Occidental Petroleum Corp.	158,957	1,840,722
ONEOK, Inc.	73,340	1,599,545
Phillips 66	78,947	4,235,507
Pioneer Natural Resources Co.	29,613	2,077,352
Valero Energy Corp.	73,124	3,316,905
Williams Cos., Inc.	215,581	3,050,471
		94,446,227
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	59,505	307,046
Estee Lauder Cos., Inc. Class A	39,824	6,345,556
		6,652,602
PHARMACEUTICALS — 5.1%
Allergan PLC	58,473	10,355,568
Bristol-Myers Squibb Co.	419,187	23,365,483
Eli Lilly & Co.	151,191	20,973,216
Johnson & Johnson	469,420	61,555,045
Merck & Co., Inc.	453,598	34,899,830
Mylan NV (b)	93,911	1,400,213
Perrigo Co. PLC	24,010	1,154,641
Pfizer, Inc.	990,403	32,326,754
Zoetis, Inc.	85,222	10,029,777
		196,060,527
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	21,030	2,512,034
IHS Markit, Ltd.	71,128	4,267,680
Nielsen Holdings PLC	68,532	859,391
Robert Half International, Inc.	21,808	823,252
Verisk Analytics, Inc.	29,425	4,101,256
		12,563,613
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	59,533	2,244,989
ROAD & RAIL — 1.0%
CSX Corp.	138,781	7,952,151
JB Hunt Transport Services, Inc.	16,088	1,483,796
Kansas City Southern	17,091	2,173,634
Norfolk Southern Corp.	46,342	6,765,932
Old Dominion Freight Line, Inc.	16,509	2,166,971
Union Pacific Corp.	124,011	17,490,512
		38,032,996
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Micro Devices, Inc. (b)	209,664	9,535,519
Analog Devices, Inc.	65,569	5,878,261
Applied Materials, Inc.	164,667	7,545,042
Broadcom, Inc.	70,860	16,800,906
Intel Corp.	777,076	42,055,353
KLA Corp.	27,902	4,010,633
Lam Research Corp.	25,687	6,164,880
Maxim Integrated Products, Inc.	47,815	2,324,287
Microchip Technology, Inc. (a)	43,052	2,918,925
Security Description	Shares	Value
Micron Technology, Inc. (b)	197,394	$8,302,392
NVIDIA Corp.	108,928	28,713,421
Qorvo, Inc. (b)	21,820	1,759,347
QUALCOMM, Inc.	204,186	13,813,183
Skyworks Solutions, Inc.	30,223	2,701,332
Texas Instruments, Inc.	166,993	16,687,610
Xilinx, Inc.	44,802	3,491,868
		172,702,959
SOFTWARE — 8.6%
Adobe, Inc. (b)	86,237	27,444,063
ANSYS, Inc. (b)	14,999	3,486,818
Autodesk, Inc. (b)	39,447	6,157,677
Cadence Design Systems, Inc. (b)	49,820	3,290,113
Citrix Systems, Inc.	20,004	2,831,566
Fortinet, Inc. (b)	24,514	2,480,081
Intuit, Inc.	46,602	10,718,460
Microsoft Corp.	1,362,919	214,945,955
NortonLifeLock, Inc.	101,598	1,900,899
Oracle Corp.	387,527	18,729,180
Paycom Software, Inc. (b)	8,423	1,701,530
salesforce.com, Inc. (b)	158,765	22,858,985
ServiceNow, Inc. (b)	33,456	9,587,820
Synopsys, Inc. (b)	26,869	3,460,458
		329,593,605
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	13,159	1,227,998
AutoZone, Inc. (b)	4,189	3,543,894
Best Buy Co., Inc.	40,325	2,298,525
CarMax, Inc. (b)	27,942	1,504,118
Gap, Inc. (a)	40,202	283,022
Home Depot, Inc.	194,913	36,392,206
L Brands, Inc. (a)	39,516	456,805
Lowe's Cos., Inc.	136,781	11,770,005
O'Reilly Automotive, Inc. (b)	13,252	3,989,515
Ross Stores, Inc.	64,763	5,632,438
Tiffany & Co.	18,802	2,434,859
TJX Cos., Inc.	216,635	10,357,319
Tractor Supply Co.	21,950	1,855,873
Ulta Salon Cosmetics & Fragrance, Inc. (b)	10,160	1,785,112
		83,531,689
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.3%
Apple, Inc.	746,176	189,745,095
Hewlett Packard Enterprise Co.	229,436	2,227,823
HP, Inc.	263,735	4,578,439
NetApp, Inc.	39,001	1,625,952
Seagate Technology PLC	40,616	1,982,061
Western Digital Corp.	54,589	2,271,994
Xerox Holdings Corp. (b)	35,290	668,393
		203,099,757
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (b)	26,361	284,435

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hanesbrands, Inc. (a)	66,691	$524,858
NIKE, Inc. Class B	222,645	18,421,647
PVH Corp.	13,873	522,180
Ralph Lauren Corp.	8,904	595,054
Tapestry, Inc.	53,009	686,467
Under Armour, Inc. Class A (a) (b)	33,676	310,156
Under Armour, Inc. Class C (b)	33,014	266,093
VF Corp.	58,163	3,145,455
		24,756,345
TOBACCO — 0.9%
Altria Group, Inc.	333,788	12,907,582
Philip Morris International, Inc.	278,121	20,291,708
		33,199,290
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	101,878	3,183,688
United Rentals, Inc. (b)	13,978	1,438,336
W.W. Grainger, Inc.	7,508	1,865,738
		6,487,762
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	32,198	3,849,593
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (b)	55,670	4,670,713
TOTAL COMMON STOCKS (Cost $4,531,595,807)		3,827,511,160
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	4,401,460	4,397,499
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	2,430,885	$2,430,885
TOTAL SHORT-TERM INVESTMENTS (Cost $6,827,208)		6,828,384
TOTAL INVESTMENTS — 100.0% (Cost $4,538,423,015)		3,834,339,544
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (d)		508,489
NET ASSETS — 100.0%		$3,834,848,033
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	06/19/2020	$6,296,804	$6,167,280	$(129,524)
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 ETF (formerly SPDR Portfolio Large Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,827,511,160	$—	$—	$3,827,511,160
Short-Term Investments	6,828,384	—	—	6,828,384
TOTAL INVESTMENTS	$3,834,339,544	$—	$—	$3,834,339,544
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(129,524)	—	—	(129,524)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(129,524)	$—	$—	$(129,524)
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,834,210,020	$—	$—	$3,834,210,020
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	—	$—	$5,367,568	$281,385	$(24,839)	$(1,596,024)	65,052	$3,465,320	$33,692
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	95,606,413	91,199,881	(10,209)	1,176	4,401,460	4,397,499	43,962
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,064,633	4,064,633	11,904,096	15,968,729	—	—	—	—	12,456
State Street Navigator Securities Lending Portfolio II	—	—	52,024,082	49,593,197	—	—	2,430,885	2,430,885	12,442
State Street Navigator Securities Lending Portfolio III	2,442,518	2,442,518	26,493,677	28,936,195	—	—	—	—	4,404
Total		$6,507,151	$191,395,836	$185,979,387	$(35,048)	$(1,594,848)		$10,293,704	$106,956
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.4%
Boeing Co.	110,692	$16,508,605
Howmet Aerospace, Inc.	91,261	1,465,652
Huntington Ingalls Industries, Inc.	11,636	2,120,195
L3Harris Technologies, Inc.	104,130	18,755,895
Lockheed Martin Corp.	116,883	39,617,493
Northrop Grumman Corp.	73,607	22,269,798
Raytheon Co.	78,706	10,322,292
TransDigm Group, Inc.	23,358	7,478,998
United Technologies Corp.	202,402	19,092,581
		137,631,509
AIR FREIGHT & LOGISTICS — 0.3%
Expeditors International of Washington, Inc.	41,544	2,771,816
United Parcel Service, Inc. Class B	148,454	13,868,572
		16,640,388
BANKS — 1.2%
First Republic Bank	38,708	3,184,894
JPMorgan Chase & Co.	707,107	63,660,843
SVB Financial Group (a)	15,632	2,361,683
		69,207,420
BEVERAGES — 1.4%
Brown-Forman Corp. Class B	85,642	4,753,987
Coca-Cola Co.	724,938	32,078,507
Monster Beverage Corp. (a)	120,332	6,769,878
PepsiCo, Inc.	314,718	37,797,632
		81,400,004
BIOTECHNOLOGY — 2.0%
AbbVie, Inc.	368,471	28,073,805
Alexion Pharmaceuticals, Inc. (a)	60,365	5,420,173
Amgen, Inc.	164,924	33,435,043
Incyte Corp. (a)	83,646	6,125,397
Regeneron Pharmaceuticals, Inc. (a)	25,219	12,314,185
Vertex Pharmaceuticals, Inc. (a)	120,828	28,751,023
		114,119,626
BUILDING PRODUCTS — 0.3%
Allegion PLC	43,880	4,037,838
Fortune Brands Home & Security, Inc.	65,689	2,841,049
Masco Corp.	133,506	4,615,303
Trane Technologies PLC	69,870	5,770,563
		17,264,753
CAPITAL MARKETS — 2.3%
Ameriprise Financial, Inc.	39,022	3,998,975
BlackRock, Inc.	28,381	12,486,789
Cboe Global Markets, Inc.	51,888	4,631,004
Charles Schwab Corp.	392,473	13,194,942
CME Group, Inc.	85,943	14,860,404
Intercontinental Exchange, Inc.	143,782	11,610,396
MarketAxess Holdings, Inc.	18,050	6,002,888
Moody's Corp.	76,331	16,144,006
Security Description	Shares	Value
MSCI, Inc.	40,112	$11,590,764
Nasdaq, Inc.	25,324	2,404,514
S&P Global, Inc.	114,565	28,074,153
T Rowe Price Group, Inc.	81,504	7,958,866
		132,957,701
CHEMICALS — 1.8%
Air Products & Chemicals, Inc.	103,920	20,743,471
Celanese Corp.	56,932	4,178,239
Dow, Inc.	348,790	10,198,620
Ecolab, Inc.	60,207	9,382,057
FMC Corp.	60,840	4,970,020
Linde PLC	179,502	31,053,846
PPG Industries, Inc.	56,788	4,747,477
Sherwin-Williams Co.	38,504	17,693,358
		102,967,088
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp.	39,205	6,791,090
Copart, Inc. (a)	96,024	6,579,564
Republic Services, Inc.	45,375	3,405,848
Rollins, Inc. (b)	31,239	1,128,977
Waste Management, Inc.	106,507	9,858,288
		27,763,767
COMMUNICATIONS EQUIPMENT — 0.3%
Arista Networks, Inc. (a)	25,469	5,158,746
Motorola Solutions, Inc.	80,372	10,683,046
		15,841,792
CONSTRUCTION & ENGINEERING — 0.0% (c)
Quanta Services, Inc.	29,734	943,460
CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	29,193	5,524,192
Vulcan Materials Co.	62,488	6,753,078
		12,277,270
CONSUMER FINANCE — 0.4%
American Express Co.	190,049	16,270,095
Discover Financial Services	91,512	3,264,233
Synchrony Financial	261,766	4,211,815
		23,746,143
CONTAINERS & PACKAGING — 0.2%
Avery Dennison Corp.	28,020	2,854,397
Ball Corp.	108,966	7,045,742
		9,900,139
DISTRIBUTORS — 0.0% (c)
LKQ Corp. (a)	75,216	1,542,680
ELECTRIC UTILITIES — 0.6%
NextEra Energy, Inc.	121,451	29,223,540
NRG Energy, Inc.	118,109	3,219,651
		32,443,191

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ELECTRICAL EQUIPMENT — 0.4%
AMETEK, Inc.	107,563	$7,746,687
Emerson Electric Co.	154,841	7,378,174
Rockwell Automation, Inc.	31,107	4,694,357
		19,819,218
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Amphenol Corp. Class A	139,502	10,166,906
CDW Corp.	67,433	6,289,476
Corning, Inc.	170,072	3,493,279
FLIR Systems, Inc.	30,590	975,515
IPG Photonics Corp. (a)	8,627	951,386
Keysight Technologies, Inc. (a)	88,390	7,396,475
TE Connectivity, Ltd.	78,825	4,964,398
Zebra Technologies Corp. Class A (a)	25,372	4,658,299
		38,895,734
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
National Oilwell Varco, Inc.	56,462	555,021
ENTERTAINMENT — 2.5%
Electronic Arts, Inc. (a)	72,813	7,293,678
Live Nation Entertainment, Inc. (a)	44,426	2,019,606
Netflix, Inc. (a)	205,843	77,294,046
Take-Two Interactive Software, Inc. (a)	53,414	6,335,435
Walt Disney Co.	516,323	49,876,802
		142,819,567
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Alexandria Real Estate Equities, Inc. REIT	31,623	4,334,248
American Tower Corp. REIT	208,365	45,371,479
Boston Properties, Inc. REIT	29,549	2,725,304
Crown Castle International Corp. REIT	113,620	16,406,728
Duke Realty Corp. REIT	101,868	3,298,486
Equinix, Inc. REIT	40,103	25,047,131
Essex Property Trust, Inc. REIT	15,585	3,432,440
Extra Space Storage, Inc. REIT	35,209	3,371,614
Federal Realty Investment Trust REIT	13,637	1,017,456
Healthpeak Properties, Inc. REIT	108,975	2,599,054
Mid-America Apartment Communities, Inc. REIT	24,355	2,509,296
Prologis, Inc. REIT	197,887	15,904,178
Public Storage REIT	31,219	6,200,406
Realty Income Corp. REIT	69,187	3,449,664
SBA Communications Corp. REIT	53,145	14,347,556
Simon Property Group, Inc. REIT	57,582	3,158,948
UDR, Inc. REIT	64,549	2,358,620
		155,532,608
FOOD & STAPLES RETAILING — 0.7%
Costco Wholesale Corp.	122,451	34,914,453
Security Description	Shares	Value
Sysco Corp.	107,995	$4,927,812
		39,842,265
FOOD PRODUCTS — 0.3%
Campbell Soup Co.	34,899	1,610,938
Hershey Co.	46,915	6,216,238
Lamb Weston Holdings, Inc.	37,862	2,161,920
McCormick & Co., Inc.	29,399	4,151,433
Tyson Foods, Inc. Class A	66,589	3,853,505
		17,994,034
HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Abbott Laboratories	482,150	38,046,456
ABIOMED, Inc. (a)	12,186	1,768,920
Align Technology, Inc. (a)	33,986	5,911,865
Baxter International, Inc.	107,994	8,768,033
Boston Scientific Corp. (a)	386,820	12,621,937
Cooper Cos., Inc.	13,150	3,625,060
Danaher Corp.	192,499	26,643,787
DENTSPLY SIRONA, Inc.	55,153	2,141,591
Edwards Lifesciences Corp. (a)	98,133	18,509,846
Hologic, Inc. (a)	67,786	2,379,289
IDEXX Laboratories, Inc. (a)	40,517	9,814,838
Intuitive Surgical, Inc. (a)	54,298	26,888,912
ResMed, Inc.	67,396	9,926,757
STERIS PLC	21,663	3,032,170
Stryker Corp.	100,176	16,678,302
Teleflex, Inc.	21,888	6,410,120
Varian Medical Systems, Inc. (a)	23,270	2,388,898
		195,556,781
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	92,891	5,851,204
HOTELS, RESTAURANTS & LEISURE — 1.9%
Chipotle Mexican Grill, Inc. (a)	11,998	7,851,491
Darden Restaurants, Inc.	26,347	1,434,858
Hilton Worldwide Holdings, Inc.	132,766	9,059,952
Las Vegas Sands Corp.	90,729	3,853,261
Marriott International, Inc. Class A	127,467	9,535,806
McDonald's Corp.	155,821	25,765,002
MGM Resorts International	149,328	1,762,070
Starbucks Corp.	555,437	36,514,428
Wynn Resorts, Ltd.	45,226	2,722,153
Yum! Brands, Inc.	142,362	9,756,068
		108,255,089
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	157,850	5,366,900
Garmin, Ltd.	67,676	5,072,993
Leggett & Platt, Inc.	40,917	1,091,666
NVR, Inc. (a)	1,699	4,364,918
PulteGroup, Inc.	119,942	2,677,105
		18,573,582
HOUSEHOLD PRODUCTS — 1.8%
Church & Dwight Co., Inc.	62,540	4,013,817

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Colgate-Palmolive Co.	181,288	$12,030,272
Kimberly-Clark Corp.	79,080	10,111,959
Procter & Gamble Co.	679,467	74,741,370
		100,897,418
INDUSTRIAL CONGLOMERATES — 0.6%
Honeywell International, Inc.	154,711	20,698,785
Roper Technologies, Inc.	48,937	15,259,046
		35,957,831
INSURANCE — 0.8%
Aon PLC	69,438	11,460,048
Arthur J Gallagher & Co.	44,667	3,640,807
Cincinnati Financial Corp.	32,647	2,463,216
Marsh & McLennan Cos., Inc.	144,974	12,534,452
Progressive Corp.	167,800	12,390,352
Willis Towers Watson PLC	28,981	4,922,423
		47,411,298
INTERACTIVE MEDIA & SERVICES — 9.1%
Alphabet, Inc. Class A (a)	140,736	163,528,195
Alphabet, Inc. Class C (a)	140,423	163,285,269
Facebook, Inc. Class A (a)	1,130,882	188,631,117
		515,444,581
INTERNET & DIRECT MARKETING RETAIL — 7.4%
Amazon.com, Inc. (a)	195,782	381,720,081
Booking Holdings, Inc. (a)	19,659	26,447,646
eBay, Inc.	359,452	10,805,127
		418,972,854
IT SERVICES — 7.2%
Accenture PLC Class A	187,677	30,640,147
Akamai Technologies, Inc. (a)	54,601	4,995,445
Automatic Data Processing, Inc.	126,287	17,260,907
Broadridge Financial Solutions, Inc.	37,838	3,588,178
Fiserv, Inc. (a)	268,610	25,515,264
FleetCor Technologies, Inc. (a)	40,886	7,626,874
Gartner, Inc. (a)	41,907	4,172,680
Global Payments, Inc.	69,339	10,000,764
Jack Henry & Associates, Inc.	18,526	2,875,976
Leidos Holdings, Inc.	31,348	2,873,044
Mastercard, Inc. Class A	417,040	100,740,182
Paychex, Inc.	100,576	6,328,242
PayPal Holdings, Inc. (a)	551,498	52,800,419
VeriSign, Inc. (a)	25,720	4,631,915
Visa, Inc. Class A	804,298	129,588,494
Western Union Co.	197,115	3,573,695
		407,212,226
LIFE SCIENCES TOOLS & SERVICES — 1.5%
Agilent Technologies, Inc.	82,832	5,932,428
Illumina, Inc. (a)	41,483	11,329,837
IQVIA Holdings, Inc. (a)	58,304	6,288,669
Mettler-Toledo International, Inc. (a)	7,209	4,977,887
PerkinElmer, Inc.	29,524	2,222,567
Security Description	Shares	Value
Thermo Fisher Scientific, Inc.	188,229	$53,381,744
Waters Corp. (a)	18,821	3,426,363
		87,559,495
MACHINERY — 1.3%
Caterpillar, Inc.	153,132	17,769,437
Cummins, Inc.	45,226	6,119,982
Deere & Co.	87,265	12,056,532
Dover Corp.	40,517	3,400,997
IDEX Corp.	20,088	2,774,354
Illinois Tool Works, Inc.	83,607	11,882,227
Ingersoll Rand, Inc. (a)	94,037	2,332,118
PACCAR, Inc.	162,459	9,931,119
Parker-Hannifin Corp.	32,990	4,279,793
Xylem, Inc.	50,125	3,264,641
		73,811,200
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	73,498	32,067,912
Comcast Corp. Class A	1,193,595	41,035,796
		73,103,708
METALS & MINING — 0.1%
Freeport-McMoRan, Inc.	379,974	2,564,825
MULTI-UTILITIES — 0.1%
Sempra Energy	59,771	6,753,525
MULTILINE RETAIL — 0.6%
Dollar General Corp.	119,884	18,103,683
Target Corp.	152,532	14,180,900
		32,284,583
OIL, GAS & CONSUMABLE FUELS — 0.6%
Apache Corp.	109,694	458,521
Cabot Oil & Gas Corp.	120,776	2,076,140
ConocoPhillips	515,600	15,880,480
EOG Resources, Inc.	136,687	4,909,797
Hess Corp.	121,594	4,049,080
Phillips 66	104,497	5,606,264
Pioneer Natural Resources Co.	48,135	3,376,670
		36,356,952
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	65,589	338,439
Estee Lauder Cos., Inc. Class A	104,715	16,685,288
		17,023,727
PHARMACEUTICALS — 3.7%
Bristol-Myers Squibb Co.	606,364	33,798,729
Eli Lilly & Co.	218,616	30,326,411
Johnson & Johnson	519,081	68,067,092
Merck & Co., Inc.	657,491	50,587,358
Zoetis, Inc.	224,029	26,365,973
		209,145,563
PROFESSIONAL SERVICES — 0.4%
Equifax, Inc.	34,294	4,096,418
IHS Markit, Ltd.	137,449	8,246,940

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	53,335	$7,433,833
		19,777,191
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	157,476	5,938,420
ROAD & RAIL — 1.1%
CSX Corp.	182,898	10,480,056
JB Hunt Transport Services, Inc.	23,423	2,160,303
Kansas City Southern	46,772	5,948,463
Norfolk Southern Corp.	66,326	9,683,596
Old Dominion Freight Line, Inc.	44,644	5,860,037
Union Pacific Corp.	202,557	28,568,639
		62,701,094
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Advanced Micro Devices, Inc. (a)	550,122	25,019,549
Analog Devices, Inc.	173,304	15,536,704
Applied Materials, Inc.	434,533	19,910,302
Broadcom, Inc.	186,720	44,271,312
Intel Corp.	1,164,477	63,021,495
KLA Corp.	73,973	10,632,879
Lam Research Corp.	68,153	16,356,720
Maxim Integrated Products, Inc.	56,187	2,731,250
Microchip Technology, Inc. (b)	112,143	7,603,295
Micron Technology, Inc. (a)	520,576	21,895,427
NVIDIA Corp.	287,882	75,885,695
Qorvo, Inc. (a)	54,553	4,398,608
QUALCOMM, Inc.	536,018	36,261,618
Skyworks Solutions, Inc.	46,662	4,170,650
Texas Instruments, Inc.	272,603	27,241,218
Xilinx, Inc.	73,276	5,711,131
		380,647,853
SOFTWARE — 14.8%
Adobe, Inc. (a)	227,802	72,495,708
ANSYS, Inc. (a)	40,393	9,390,161
Autodesk, Inc. (a)	103,763	16,197,404
Cadence Design Systems, Inc. (a)	132,071	8,721,969
Citrix Systems, Inc.	27,705	3,921,643
Fortinet, Inc. (a)	66,724	6,750,467
Intuit, Inc.	122,539	28,183,970
Microsoft Corp.	3,585,512	565,471,098
NortonLifeLock, Inc.	167,377	3,131,624
Oracle Corp.	612,559	29,604,976
Paycom Software, Inc. (a)	22,913	4,628,655
salesforce.com, Inc. (a)	416,538	59,973,141
ServiceNow, Inc. (a)	88,712	25,423,085
Synopsys, Inc. (a)	70,513	9,081,369
		842,975,270
SPECIALTY RETAIL — 2.9%
AutoZone, Inc. (a)	11,186	9,463,356
CarMax, Inc. (a) (b)	77,109	4,150,778
Home Depot, Inc.	364,426	68,041,978
Lowe's Cos., Inc.	237,884	20,469,918
Security Description	Shares	Value
O'Reilly Automotive, Inc. (a)	35,453	$10,673,126
Ross Stores, Inc.	170,217	14,803,773
Tiffany & Co.	50,819	6,581,061
TJX Cos., Inc.	570,151	27,258,919
Tractor Supply Co.	27,519	2,326,731
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15,036	2,641,825
		166,411,465
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.9%
Apple, Inc.	1,963,102	499,197,208
NetApp, Inc.	49,596	2,067,657
Seagate Technology PLC	65,521	3,197,425
Xerox Holdings Corp. (a)	87,578	1,658,727
		506,121,017
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
NIKE, Inc. Class B	392,578	32,481,904
VF Corp.	81,786	4,422,987
		36,904,891
TOBACCO — 0.7%
Altria Group, Inc.	342,672	13,251,126
Philip Morris International, Inc.	321,513	23,457,589
		36,708,715
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	188,366	5,886,438
United Rentals, Inc. (a)	35,217	3,623,829
		9,510,267
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	42,219	5,047,704
TOTAL COMMON STOCKS (Cost $6,078,594,782)		5,677,585,707
SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	2,327,705	2,325,610
State Street Navigator Securities Lending Portfolio II (f) (g)	3,811,635	3,811,635
TOTAL SHORT-TERM INVESTMENTS (Cost $6,136,788)		6,137,245
TOTAL INVESTMENTS — 100.0% (Cost $6,084,731,570)		5,683,722,952
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)%		(169,695)
NET ASSETS — 100.0%		$5,683,553,257
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,677,585,707	$—	$—	$5,677,585,707
Short-Term Investments	6,137,245	—	—	6,137,245
TOTAL INVESTMENTS	$5,683,722,952	$—	$—	$5,683,722,952
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$97,490,597	$95,145,091	$(20,353)	$457	2,327,705	$2,325,610	$78,320
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,566,431	2,566,431	32,586,508	35,152,939	—	—	—	—	18,823
State Street Navigator Securities Lending Portfolio II	—	—	32,478,816	28,667,181	—	—	3,811,635	3,811,635	6,182
State Street Navigator Securities Lending Portfolio III	—	—	6,028,174	6,028,174	—	—	—	—	729
Total		$2,566,431	$168,584,095	$164,993,385	$(20,353)	$457		$6,137,245	$104,054
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUTOMOBILES — 2.3%
General Motors Co.	899,442	$18,690,405
Harley-Davidson, Inc. (a)	875,914	16,581,052
		35,271,457
BANKS — 6.0%
Huntington Bancshares, Inc.	2,249,287	18,466,646
KeyCorp	1,599,751	16,589,418
People's United Financial, Inc.	1,946,979	21,514,118
Regions Financial Corp.	1,963,076	17,608,792
Wells Fargo & Co.	648,696	18,617,575
		92,796,549
BEVERAGES — 1.4%
Molson Coors Beverage Co. Class B	549,861	21,450,078
BIOTECHNOLOGY — 4.2%
AbbVie, Inc.	369,365	28,141,919
Gilead Sciences, Inc.	488,629	36,529,904
		64,671,823
CAPITAL MARKETS — 2.3%
Franklin Resources, Inc.	1,221,702	20,390,206
Invesco, Ltd.	1,698,430	15,421,745
		35,811,951
CHEMICALS — 2.4%
Dow, Inc.	636,454	18,609,915
LyondellBasell Industries NV Class A	363,313	18,031,224
		36,641,139
CONTAINERS & PACKAGING — 4.4%
Amcor PLC	2,941,825	23,887,619
International Paper Co.	708,897	22,067,963
Westrock Co.	753,726	21,300,297
		67,255,879
DIVERSIFIED CONSUMER SERVICES — 1.2%
H&R Block, Inc.	1,289,032	18,149,571
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	801,530	23,364,599
CenturyLink, Inc. (a)	2,097,910	19,846,229
Verizon Communications, Inc.	511,905	27,504,656
		70,715,484
ELECTRIC UTILITIES — 7.6%
Duke Energy Corp.	320,536	25,924,952
Edison International	401,237	21,983,775
FirstEnergy Corp.	611,471	24,501,643
PPL Corp.	844,775	20,849,047
Southern Co.	444,363	24,057,813
		117,317,230
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.5%
Helmerich & Payne, Inc.	730,741	$11,436,097
Schlumberger, Ltd.	862,684	11,637,607
		23,073,704
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 17.6%
Crown Castle International Corp. REIT	205,915	29,734,126
Digital Realty Trust, Inc. REIT	240,613	33,423,552
Healthpeak Properties, Inc. REIT	834,068	19,892,522
Host Hotels & Resorts, Inc. REIT	1,806,793	19,946,995
Iron Mountain, Inc. REIT (a)	978,121	23,279,280
Kimco Realty Corp. REIT	1,516,472	14,664,284
Realty Income Corp. REIT	400,067	19,947,341
Regency Centers Corp. REIT	483,814	18,592,972
Simon Property Group, Inc. REIT	213,051	11,687,978
SL Green Realty Corp. REIT	330,531	14,245,886
Ventas, Inc. REIT	524,529	14,057,377
Vornado Realty Trust REIT	458,441	16,600,148
Welltower, Inc. REIT	354,932	16,248,787
Weyerhaeuser Co. REIT	1,010,820	17,133,399
		269,454,647
FOOD PRODUCTS — 5.4%
General Mills, Inc.	574,546	30,318,792
Kellogg Co.	445,037	26,697,770
Kraft Heinz Co.	1,014,784	25,105,756
		82,122,318
HEALTH CARE PROVIDERS & SERVICES — 1.8%
Cardinal Health, Inc.	573,350	27,486,399
HOTELS, RESTAURANTS & LEISURE — 1.8%
Carnival Corp.	649,452	8,553,283
Las Vegas Sands Corp.	454,790	19,314,931
		27,868,214
HOUSEHOLD DURABLES — 1.3%
Newell Brands, Inc.	1,551,530	20,604,318
INSURANCE — 4.6%
MetLife, Inc.	601,903	18,400,175
Principal Financial Group, Inc.	567,667	17,790,684
Prudential Financial, Inc.	329,961	17,204,166
Unum Group	1,098,159	16,483,367
		69,878,392
IT SERVICES — 1.6%
International Business Machines Corp.	219,524	24,351,797
MEDIA — 1.4%
Interpublic Group of Cos., Inc.	1,318,245	21,342,387
MULTI-UTILITIES — 2.9%
CenterPoint Energy, Inc.	1,166,295	18,019,258
Dominion Energy, Inc.	367,366	26,520,151
		44,539,409

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MULTILINE RETAIL — 2.0%
Kohl's Corp.	678,418	$9,898,118
Macy's, Inc. (a)	1,839,078	9,029,873
Nordstrom, Inc. (a)	798,049	12,242,072
		31,170,063
OIL, GAS & CONSUMABLE FUELS — 8.3%
Chevron Corp.	275,887	19,990,772
Exxon Mobil Corp.	465,285	17,666,871
Kinder Morgan, Inc.	1,431,302	19,923,724
Occidental Petroleum Corp.	731,421	8,469,855
ONEOK, Inc.	412,313	8,992,547
Phillips 66	307,566	16,500,916
Valero Energy Corp.	345,725	15,682,086
Williams Cos., Inc.	1,390,663	19,677,881
		126,904,652
PERSONAL PRODUCTS — 1.0%
Coty, Inc. Class A	2,927,872	15,107,820
PHARMACEUTICALS — 1.6%
Pfizer, Inc.	774,985	25,295,510
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Broadcom, Inc.	95,210	22,574,291
SPECIALTY RETAIL — 1.9%
Gap, Inc. (a)	1,747,452	12,302,062
L Brands, Inc. (a)	1,487,970	17,200,933
		29,502,995
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.6%
Seagate Technology PLC	488,068	23,817,718
TEXTILES, APPAREL & LUXURY GOODS — 2.1%
Hanesbrands, Inc. (a)	2,165,611	17,043,358
Tapestry, Inc.	1,130,826	14,644,197
		31,687,555
Security Description	Shares	Value
TOBACCO — 3.2%
Altria Group, Inc.	614,095	$23,747,054
Philip Morris International, Inc.	358,253	26,138,139
		49,885,193
TOTAL COMMON STOCKS (Cost $2,331,948,979)		1,526,748,543
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c)	2,978,356	2,975,675
State Street Navigator Securities Lending Portfolio II (d) (e)	19,028,348	19,028,348
TOTAL SHORT-TERM INVESTMENTS (Cost $22,002,927)		22,004,023
TOTAL INVESTMENTS — 100.9% (Cost $2,353,951,906)		1,548,752,566
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(14,494,771)
NET ASSETS — 100.0%		$1,534,257,795
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,526,748,543	$—	$—	$1,526,748,543
Short-Term Investments	22,004,023	—	—	22,004,023
TOTAL INVESTMENTS	$1,548,752,566	$—	$—	$1,548,752,566
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$124,286,775	$121,318,989	$6,793	$1,096	2,978,356	$2,975,675	$25,916
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,058,759	3,058,759	7,816,910	10,875,669	—	—	—	—	4,399
State Street Navigator Securities Lending Portfolio II	—	—	228,550,840	209,522,492	—	—	19,028,348	19,028,348	38,859
State Street Navigator Securities Lending Portfolio III	19,250	19,250	124,559,853	124,579,103	—	—	—	—	33,929
Total		$3,078,009	$485,214,378	$466,296,253	$6,793	$1,096		$22,004,023	$103,103
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.5%
Boeing Co.	104,819	$15,632,706
General Dynamics Corp.	82,081	10,860,137
Howmet Aerospace, Inc.	68,366	1,097,958
Huntington Ingalls Industries, Inc.	6,022	1,097,269
Raytheon Co.	38,817	5,090,849
Textron, Inc.	80,507	2,147,122
United Technologies Corp.	133,717	12,613,524
		48,539,565
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	47,672	3,155,887
Expeditors International of Washington, Inc.	28,960	1,932,211
FedEx Corp.	84,086	10,196,268
United Parcel Service, Inc. Class B	135,130	12,623,845
		27,908,211
AIRLINES — 0.5%
Alaska Air Group, Inc.	43,530	1,239,299
American Airlines Group, Inc.	137,639	1,677,820
Delta Air Lines, Inc.	203,143	5,795,670
Southwest Airlines Co.	167,002	5,946,941
United Airlines Holdings, Inc. (a)	76,855	2,424,775
		17,084,505
AUTO COMPONENTS — 0.2%
Aptiv PLC	90,131	4,438,051
BorgWarner, Inc.	72,817	1,774,550
		6,212,601
AUTOMOBILES — 0.5%
Ford Motor Co.	1,374,358	6,638,149
General Motors Co.	440,254	9,148,478
Harley-Davidson, Inc. (b)	54,644	1,034,411
		16,821,038
BANKS — 7.9%
Bank of America Corp.	2,843,799	60,373,853
Citigroup, Inc.	766,598	32,289,108
Citizens Financial Group, Inc.	153,375	2,884,984
Comerica, Inc.	50,935	1,494,433
Fifth Third Bancorp	250,583	3,721,157
First Republic Bank	30,320	2,494,729
Huntington Bancshares, Inc.	364,533	2,992,816
JPMorgan Chase & Co.	572,799	51,569,094
KeyCorp	347,473	3,603,295
M&T Bank Corp.	46,068	4,764,813
People's United Financial, Inc.	156,533	1,729,690
PNC Financial Services Group, Inc.	153,787	14,720,492
Regions Financial Corp.	340,313	3,052,608
SVB Financial Group (a)	6,480	978,998
Truist Financial Corp.	470,344	14,505,409
US Bancorp	498,634	17,177,941
Wells Fargo & Co.	1,351,557	38,789,686
Security Description	Shares	Value
Zions Bancorp NA	60,124	$1,608,918
		258,752,024
BEVERAGES — 2.4%
Coca-Cola Co.	812,429	35,949,983
Constellation Brands, Inc. Class A	58,580	8,398,029
Molson Coors Beverage Co. Class B	66,304	2,586,519
Monster Beverage Corp. (a)	44,565	2,507,227
PepsiCo, Inc.	254,549	30,571,335
		80,013,093
BIOTECHNOLOGY — 2.9%
AbbVie, Inc.	243,838	18,578,017
Alexion Pharmaceuticals, Inc. (a)	32,780	2,943,316
Amgen, Inc.	85,545	17,342,538
Biogen, Inc. (a)	63,320	20,033,182
Gilead Sciences, Inc.	444,286	33,214,821
Regeneron Pharmaceuticals, Inc. (a)	9,261	4,522,054
		96,633,928
BUILDING PRODUCTS — 0.4%
AO Smith Corp.	48,408	1,830,307
Johnson Controls International PLC	270,075	7,281,222
Trane Technologies PLC	32,080	2,649,487
		11,761,016
CAPITAL MARKETS — 3.0%
Ameriprise Financial, Inc.	15,721	1,611,088
Bank of New York Mellon Corp.	294,018	9,902,526
BlackRock, Inc.	20,211	8,892,234
Charles Schwab Corp.	108,972	3,663,639
CME Group, Inc.	61,514	10,636,386
E*TRADE Financial Corp.	79,882	2,741,550
Franklin Resources, Inc.	98,385	1,642,046
Goldman Sachs Group, Inc.	111,840	17,289,345
Intercontinental Exchange, Inc.	88,400	7,138,300
Invesco, Ltd.	131,151	1,190,851
Morgan Stanley	409,452	13,921,368
Nasdaq, Inc.	21,589	2,049,875
Northern Trust Corp.	74,775	5,642,521
Raymond James Financial, Inc.	43,663	2,759,502
State Street Corp. (c)	127,188	6,775,305
T Rowe Price Group, Inc.	21,532	2,102,600
		97,959,136
CHEMICALS — 1.5%
Albemarle Corp. (b)	37,405	2,108,520
CF Industries Holdings, Inc.	76,792	2,088,742
Corteva, Inc. (a)	264,046	6,205,081
DuPont de Nemours, Inc.	259,335	8,843,323
Eastman Chemical Co.	47,985	2,235,141
Ecolab, Inc.	43,020	6,703,807
International Flavors & Fragrances, Inc.	37,669	3,845,252
Linde PLC	54,653	9,454,969
LyondellBasell Industries NV Class A	90,369	4,485,013
Mosaic Co.	123,430	1,335,513

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PPG Industries, Inc.	40,897	$3,418,989
		50,724,350
COMMERCIAL SERVICES & SUPPLIES — 0.3%
Republic Services, Inc.	40,129	3,012,083
Rollins, Inc. (b)	26,400	954,096
Waste Management, Inc.	57,780	5,348,117
		9,314,296
COMMUNICATIONS EQUIPMENT — 1.9%
Cisco Systems, Inc.	1,490,129	58,576,971
F5 Networks, Inc. (a)	21,580	2,301,075
Juniper Networks, Inc.	118,157	2,261,525
		63,139,571
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	47,742	3,784,508
Quanta Services, Inc.	27,642	877,081
		4,661,589
CONSUMER FINANCE — 0.5%
American Express Co.	93,913	8,039,892
Capital One Financial Corp.	164,170	8,277,452
Discover Financial Services	41,772	1,490,007
		17,807,351
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	571,543	4,640,929
Avery Dennison Corp.	8,621	878,221
Ball Corp.	33,572	2,170,766
International Paper Co.	138,503	4,311,598
Packaging Corp. of America	33,496	2,908,458
Sealed Air Corp.	54,523	1,347,263
Westrock Co.	90,977	2,571,010
		18,828,245
DISTRIBUTORS — 0.1%
Genuine Parts Co.	51,332	3,456,184
LKQ Corp. (a)	52,097	1,068,509
		4,524,693
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	68,992	971,407
DIVERSIFIED FINANCIAL SERVICES — 3.8%
Berkshire Hathaway, Inc. Class B (a)	687,270	125,653,574
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.7%
AT&T, Inc.	2,566,377	74,809,890
CenturyLink, Inc.	346,361	3,276,575
Verizon Communications, Inc.	1,453,028	78,071,194
		156,157,659
ELECTRIC UTILITIES — 4.4%
Alliant Energy Corp.	85,026	4,105,905
American Electric Power Co., Inc.	173,172	13,850,297
Duke Energy Corp.	255,839	20,692,258
Security Description	Shares	Value
Edison International	126,486	$6,930,168
Entergy Corp.	70,197	6,596,412
Evergy, Inc.	80,331	4,422,222
Eversource Energy	114,223	8,933,381
Exelon Corp.	340,739	12,542,603
FirstEnergy Corp.	190,775	7,644,354
NextEra Energy, Inc.	80,620	19,398,784
Pinnacle West Capital Corp.	39,560	2,998,252
PPL Corp.	268,546	6,627,715
Southern Co.	367,984	19,922,654
Xcel Energy, Inc.	183,779	11,081,874
		145,746,879
ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	144,856	11,253,863
Emerson Electric Co.	98,844	4,709,916
Rockwell Automation, Inc.	17,503	2,641,378
		18,605,157
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Corning, Inc.	143,589	2,949,318
FLIR Systems, Inc.	24,511	781,656
IPG Photonics Corp. (a)	6,380	703,586
TE Connectivity, Ltd.	59,057	3,719,410
		8,153,970
ENERGY EQUIPMENT & SERVICES — 0.4%
Baker Hughes Co.	229,295	2,407,598
Halliburton Co.	309,696	2,121,418
Helmerich & Payne, Inc.	38,308	599,520
National Oilwell Varco, Inc.	93,933	923,361
Schlumberger, Ltd.	488,543	6,590,445
TechnipFMC PLC	148,300	999,542
		13,641,884
ENTERTAINMENT — 1.4%
Activision Blizzard, Inc.	269,441	16,026,351
Electronic Arts, Inc. (a)	48,480	4,856,241
Live Nation Entertainment, Inc. (a)	16,560	752,818
Walt Disney Co.	246,727	23,833,828
		45,469,238
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.2%
Alexandria Real Estate Equities, Inc. REIT	19,673	2,696,381
Apartment Investment & Management Co. Class A REIT	52,460	1,843,969
AvalonBay Communities, Inc. REIT	48,786	7,179,836
Boston Properties, Inc. REIT	28,456	2,624,497
Crown Castle International Corp. REIT	61,169	8,832,804
Digital Realty Trust, Inc. REIT	92,556	12,856,954
Duke Realty Corp. REIT	52,606	1,703,382
Equity Residential REIT	122,156	7,538,247
Essex Property Trust, Inc. REIT	11,786	2,595,749
Extra Space Storage, Inc. REIT	18,912	1,811,013

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Federal Realty Investment Trust REIT	14,309	$1,067,594
Healthpeak Properties, Inc. REIT	92,547	2,207,246
Host Hotels & Resorts, Inc. REIT	253,262	2,796,012
Iron Mountain, Inc. REIT (b)	101,300	2,410,940
Kimco Realty Corp. REIT	148,801	1,438,906
Mid-America Apartment Communities, Inc. REIT	22,156	2,282,733
Prologis, Inc. REIT	111,897	8,993,162
Public Storage REIT	29,620	5,882,828
Realty Income Corp. REIT	63,272	3,154,742
Regency Centers Corp. REIT	59,223	2,275,940
Simon Property Group, Inc. REIT	64,674	3,548,016
SL Green Realty Corp. REIT	28,822	1,242,228
UDR, Inc. REIT	54,549	1,993,220
Ventas, Inc. REIT	131,522	3,524,790
Vornado Realty Trust REIT	55,921	2,024,899
Welltower, Inc. REIT	143,128	6,552,400
Weyerhaeuser Co. REIT	263,070	4,459,036
		105,537,524
FOOD & STAPLES RETAILING — 3.0%
Costco Wholesale Corp.	63,574	18,126,855
Kroger Co.	281,040	8,464,925
Sysco Corp.	99,048	4,519,560
Walmart, Inc.	498,260	56,612,301
Walgreens Boots Alliance, Inc.	262,950	12,029,962
		99,753,603
FOOD PRODUCTS — 2.4%
Archer-Daniels-Midland Co.	196,413	6,909,809
Campbell Soup Co.	33,407	1,542,067
Conagra Brands, Inc.	171,768	5,039,673
General Mills, Inc.	211,939	11,184,021
Hershey Co.	17,210	2,280,325
Hormel Foods Corp. (b)	97,861	4,564,237
J.M. Smucker Co.	40,234	4,465,974
Kellogg Co.	87,621	5,256,384
Kraft Heinz Co.	219,908	5,440,524
Lamb Weston Holdings, Inc.	23,240	1,327,004
McCormick & Co., Inc.	20,980	2,962,586
Mondelez International, Inc. Class A	505,419	25,311,383
Tyson Foods, Inc. Class A	54,256	3,139,795
		79,423,782
GAS UTILITIES — 0.1%
Atmos Energy Corp.	41,874	4,155,157
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
Abbott Laboratories	260,525	20,558,028
ABIOMED, Inc. (a)	6,780	984,185
Baxter International, Inc.	98,307	7,981,545
Becton Dickinson and Co.	94,885	21,801,726
Boston Scientific Corp. (a)	201,766	6,583,624
Cooper Cos., Inc.	7,468	2,058,703
Danaher Corp.	80,670	11,165,535
DENTSPLY SIRONA, Inc.	36,931	1,434,031
Security Description	Shares	Value
Hologic, Inc. (a)	43,619	$1,531,027
Medtronic PLC	470,607	42,439,339
STERIS PLC	13,400	1,875,598
Stryker Corp.	38,281	6,373,404
Varian Medical Systems, Inc. (a)	14,360	1,474,198
Zimmer Biomet Holdings, Inc.	72,361	7,314,250
		133,575,193
HEALTH CARE PROVIDERS & SERVICES — 6.7%
AmerisourceBergen Corp.	53,069	4,696,606
Anthem, Inc.	88,979	20,201,792
Cardinal Health, Inc.	103,020	4,938,779
Centene Corp. (a)	205,775	12,225,093
Cigna Corp. (a)	131,130	23,233,613
CVS Health Corp.	456,717	27,097,020
DaVita, Inc. (a)	31,767	2,416,198
HCA Healthcare, Inc.	93,320	8,384,802
Henry Schein, Inc. (a)	51,842	2,619,058
Humana, Inc.	46,380	14,564,248
Laboratory Corp. of America Holdings (a)	34,301	4,335,303
McKesson Corp.	56,735	7,673,976
Quest Diagnostics, Inc.	47,503	3,814,491
UnitedHealth Group, Inc.	332,789	82,990,921
Universal Health Services, Inc. Class B	28,431	2,816,943
		222,008,843
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	41,060	2,586,369
HOTELS, RESTAURANTS & LEISURE — 1.0%
Carnival Corp.	141,101	1,858,300
Darden Restaurants, Inc.	23,418	1,275,344
Las Vegas Sands Corp.	51,327	2,179,858
McDonald's Corp.	147,993	24,470,642
MGM Resorts International	73,605	868,539
Norwegian Cruise Line Holdings, Ltd. (a)	74,748	819,238
Royal Caribbean Cruises, Ltd. (b)	60,686	1,952,269
		33,424,190
HOUSEHOLD DURABLES — 0.3%
Leggett & Platt, Inc.	15,880	423,678
Lennar Corp. Class A	98,798	3,774,084
Mohawk Industries, Inc. (a)	21,025	1,602,946
Newell Brands, Inc.	134,477	1,785,854
Whirlpool Corp.	22,267	1,910,509
		9,497,071
HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc.	39,760	2,551,797
Clorox Co.	43,865	7,599,611
Colgate-Palmolive Co.	165,216	10,963,734
Kimberly-Clark Corp.	61,228	7,829,224

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Procter & Gamble Co.	367,925	$40,471,750
		69,416,116
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	234,432	3,188,275
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	201,879	27,558,503
General Electric Co.	3,064,868	24,335,052
Honeywell International, Inc.	135,294	18,100,984
		69,994,539
INSURANCE — 3.6%
Aflac, Inc.	258,951	8,866,482
Allstate Corp.	113,515	10,412,731
American International Group, Inc.	306,860	7,441,355
Aon PLC	30,620	5,053,525
Arthur J Gallagher & Co.	32,191	2,623,888
Assurant, Inc.	21,533	2,241,370
Chubb, Ltd.	159,042	17,763,401
Cincinnati Financial Corp.	29,082	2,194,237
Everest Re Group, Ltd.	14,284	2,748,527
Globe Life, Inc.	35,107	2,526,651
Hartford Financial Services Group, Inc.	127,213	4,482,986
Lincoln National Corp.	69,642	1,832,977
Loews Corp.	90,395	3,148,458
Marsh & McLennan Cos., Inc.	68,770	5,945,854
MetLife, Inc.	273,690	8,366,703
Principal Financial Group, Inc.	91,132	2,856,077
Progressive Corp.	80,363	5,934,004
Prudential Financial, Inc.	141,814	7,394,182
Travelers Cos., Inc.	91,059	9,046,712
Unum Group	72,704	1,091,287
Willis Towers Watson PLC	23,641	4,015,424
WR Berkley Corp.	51,240	2,673,191
		118,660,022
INTERACTIVE MEDIA & SERVICES — 0.2%
Twitter, Inc. (a)	273,801	6,724,553
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Expedia Group, Inc.	49,463	2,783,283
IT SERVICES — 3.4%
Accenture PLC Class A	82,307	13,437,441
Akamai Technologies, Inc. (a)	16,060	1,469,329
Alliance Data Systems Corp.	14,360	483,214
Automatic Data Processing, Inc.	57,980	7,924,706
Broadridge Financial Solutions, Inc.	12,100	1,147,443
Cognizant Technology Solutions Corp. Class A	191,882	8,916,757
DXC Technology Co.	90,032	1,174,918
Fidelity National Information Services, Inc.	215,726	26,240,911
Global Payments, Inc.	53,660	7,739,382
International Business Machines Corp.	310,953	34,494,016
Security Description	Shares	Value
Jack Henry & Associates, Inc.	13,039	$2,024,174
Leidos Holdings, Inc.	23,540	2,157,441
Paychex, Inc.	36,965	2,325,838
VeriSign, Inc. (a)	17,120	3,083,141
		112,618,711
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc.	44,794	3,205,011
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	47,042	3,369,148
Illumina, Inc. (a)	20,480	5,593,498
IQVIA Holdings, Inc. (a)	19,736	2,128,725
Mettler-Toledo International, Inc. (a)	3,032	2,093,626
PerkinElmer, Inc.	16,793	1,264,177
Waters Corp. (a)	8,368	1,523,394
		15,972,568
MACHINERY — 1.6%
Caterpillar, Inc.	79,335	9,206,034
Cummins, Inc.	20,001	2,706,535
Deere & Co.	45,548	6,292,912
Dover Corp.	21,100	1,771,134
Flowserve Corp.	46,261	1,105,175
Fortive Corp.	104,329	5,757,918
IDEX Corp.	11,400	1,574,454
Illinois Tool Works, Inc.	40,260	5,721,751
Ingersoll Rand, Inc. (a)	28,349	703,055
Parker-Hannifin Corp.	20,379	2,643,768
Pentair PLC	59,409	1,768,012
Snap-on, Inc.	19,309	2,101,205
Stanley Black & Decker, Inc.	53,670	5,367,000
Westinghouse Air Brake Technologies Corp.	64,387	3,098,946
Xylem, Inc.	26,100	1,699,893
		51,517,792
MEDIA — 1.3%
Comcast Corp. Class A	701,177	24,106,465
Discovery, Inc. Class A (a) (b)	55,790	1,084,558
Discovery, Inc. Class C (a)	118,060	2,070,772
DISH Network Corp. Class A (a)	89,641	1,791,924
Fox Corp. Class A	125,175	2,957,885
Fox Corp. Class B (a)	57,056	1,305,441
Interpublic Group of Cos., Inc.	136,833	2,215,326
News Corp. Class A	137,092	1,230,401
News Corp. Class B	42,936	385,995
Omnicom Group, Inc.	76,951	4,224,610
ViacomCBS, Inc. Class B	190,716	2,671,931
		44,045,308
METALS & MINING — 0.6%
Freeport-McMoRan, Inc.	230,218	1,553,971
Newmont Goldcorp Corp.	287,350	13,011,208
Nucor Corp.	107,047	3,855,833
		18,421,012

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MULTI-UTILITIES — 2.4%
Ameren Corp.	86,840	$6,324,557
CenterPoint Energy, Inc.	177,088	2,736,010
CMS Energy Corp.	100,218	5,887,807
Consolidated Edison, Inc.	116,490	9,086,220
Dominion Energy, Inc.	288,924	20,857,424
DTE Energy Co.	67,716	6,430,989
NiSource, Inc.	131,794	3,290,896
Public Service Enterprise Group, Inc.	176,975	7,947,947
Sempra Energy	54,175	6,121,233
WEC Energy Group, Inc.	111,283	9,807,371
		78,490,454
MULTILINE RETAIL — 0.4%
Dollar Tree, Inc. (a)	83,548	6,138,272
Kohl's Corp.	55,215	805,587
Macy's, Inc. (b)	109,006	535,220
Nordstrom, Inc. (b)	37,777	579,499
Target Corp.	63,753	5,927,116
		13,985,694
OIL, GAS & CONSUMABLE FUELS — 4.8%
Apache Corp.	50,400	210,672
Cabot Oil & Gas Corp.	53,302	916,261
Chevron Corp.	663,984	48,112,281
Concho Resources, Inc.	70,930	3,039,351
Devon Energy Corp.	136,451	942,876
Diamondback Energy, Inc.	57,020	1,493,924
EOG Resources, Inc.	102,690	3,688,625
Exxon Mobil Corp.	1,486,188	56,430,558
HollyFrontier Corp.	52,360	1,283,344
Kinder Morgan, Inc.	682,019	9,493,704
Marathon Oil Corp.	282,407	929,119
Marathon Petroleum Corp.	229,285	5,415,712
Noble Energy, Inc.	168,867	1,019,957
Occidental Petroleum Corp.	315,260	3,650,711
ONEOK, Inc.	145,742	3,178,633
Phillips 66	78,398	4,206,053
Pioneer Natural Resources Co.	22,182	1,556,067
Valero Energy Corp.	144,952	6,575,023
Williams Cos., Inc.	427,829	6,053,780
		158,196,651
PERSONAL PRODUCTS — 0.0% (d)
Coty, Inc. Class A	55,197	284,817
PHARMACEUTICALS — 7.0%
Allergan PLC	115,186	20,399,441
Bristol-Myers Squibb Co.	370,220	20,636,063
Eli Lilly & Co.	133,480	18,516,346
Johnson & Johnson	536,225	70,315,184
Merck & Co., Inc.	402,132	30,940,036
Mylan NV (a)	181,898	2,712,099
Perrigo Co. PLC	47,994	2,308,031
Pfizer, Inc.	1,944,018	63,452,748
		229,279,948
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	16,996	$2,030,172
IHS Markit, Ltd.	38,200	2,292,000
Nielsen Holdings PLC	125,607	1,575,112
Robert Half International, Inc.	41,564	1,569,041
Verisk Analytics, Inc.	17,916	2,497,132
		9,963,457
ROAD & RAIL — 0.9%
CSX Corp.	137,240	7,863,852
JB Hunt Transport Services, Inc.	11,958	1,102,886
Norfolk Southern Corp.	42,254	6,169,084
Union Pacific Corp.	92,441	13,037,879
		28,173,701
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Intel Corp.	656,778	35,544,826
Maxim Integrated Products, Inc.	53,520	2,601,607
Skyworks Solutions, Inc.	25,248	2,256,666
Texas Instruments, Inc.	124,498	12,441,085
Xilinx, Inc.	33,780	2,632,813
		55,476,997
SOFTWARE — 0.6%
Citrix Systems, Inc.	19,280	2,729,084
NortonLifeLock, Inc.	77,000	1,440,670
Oracle Corp.	303,940	14,689,420
		18,859,174
SPECIALTY RETAIL — 1.2%
Advance Auto Parts, Inc.	24,326	2,270,102
Best Buy Co., Inc.	80,162	4,569,234
Gap, Inc. (b)	74,800	526,592
Home Depot, Inc.	111,077	20,739,187
L Brands, Inc. (b)	82,008	948,013
Lowe's Cos., Inc.	92,008	7,917,288
Tractor Supply Co.	21,380	1,807,679
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,240	1,623,468
		40,401,563
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.7%
Hewlett Packard Enterprise Co.	457,013	4,437,596
HP, Inc.	522,863	9,076,902
NetApp, Inc.	43,520	1,814,349
Seagate Technology PLC	32,607	1,591,221
Western Digital Corp.	105,105	4,374,470
		21,294,538
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Capri Holdings, Ltd. (a)	53,566	577,977
Hanesbrands, Inc. (b)	127,744	1,005,345
NIKE, Inc. Class B	144,162	11,927,964
PVH Corp.	26,256	988,276
Ralph Lauren Corp.	17,492	1,168,990
Tapestry, Inc.	97,530	1,263,014

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 500 VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Under Armour, Inc. Class A (a) (b)	66,500	$612,465
Under Armour, Inc. Class C (a)	68,669	553,472
VF Corp.	54,460	2,945,197
		21,042,700
TOBACCO — 1.1%
Altria Group, Inc.	399,785	15,459,686
Philip Morris International, Inc.	305,720	22,305,331
		37,765,017
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	60,740	1,898,125
W.W. Grainger, Inc.	15,460	3,841,810
		5,739,935
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	31,708	3,791,009
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
T-Mobile US, Inc. (a)	110,925	9,306,608
TOTAL COMMON STOCKS (Cost $4,215,945,659)		3,283,646,165
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	3,682,793	3,679,479
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (g)	2,877,745	$2,877,745
TOTAL SHORT-TERM INVESTMENTS (Cost $6,556,219)		6,557,224
TOTAL INVESTMENTS — 99.9% (Cost $4,222,501,878)		3,290,203,389
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		4,299,791
NET ASSETS — 100.0%		$3,294,503,180
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,283,646,165	$—	$—	$3,283,646,165
Short-Term Investments	6,557,224	—	—	6,557,224
TOTAL INVESTMENTS	$3,290,203,389	$—	$—	$3,290,203,389
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	95,369	$5,346,386	$8,238,426	$6,469,181	$(126,968)	$(213,358)	127,188	$6,775,305	$202,498
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	125,809,386	122,108,402	(22,510)	1,005	3,682,793	3,679,479	62,942
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,628,278	2,628,278	7,024,500	9,652,778	—	—	—	—	11,354
State Street Navigator Securities Lending Portfolio II	—	—	78,000,350	75,122,605	—	—	2,877,745	2,877,745	19,102
State Street Navigator Securities Lending Portfolio III	—	—	13,110,651	13,110,651	—	—	—	—	1,388
Total		$7,974,664	$232,183,313	$226,463,617	$(149,478)	$(212,353)		$13,332,529	$297,284
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	89,308	$1,586,110
Aerojet Rocketdyne Holdings, Inc. (a)	196,272	8,210,058
AeroVironment, Inc. (a)	58,461	3,563,782
Cubic Corp.	84,697	3,498,833
Moog, Inc. Class A	87,262	4,409,349
National Presto Industries, Inc.	13,541	958,838
Park Aerospace Corp.	53,371	672,475
Triumph Group, Inc.	136,800	924,768
		23,824,213
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	69,963	1,795,950
Echo Global Logistics, Inc. (a)	73,825	1,260,931
Forward Air Corp.	76,336	3,866,419
Hub Group, Inc. Class A (a)	90,319	4,106,805
		11,030,105
AIRLINES — 0.5%
Allegiant Travel Co.	35,791	2,927,704
Hawaiian Holdings, Inc.	126,555	1,321,234
SkyWest, Inc.	136,510	3,575,197
		7,824,135
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	307,295	1,109,335
Cooper Tire & Rubber Co.	136,346	2,222,440
Cooper-Standard Holdings, Inc. (a)	45,906	471,455
Dorman Products, Inc. (a)	79,094	4,371,525
Fox Factory Holding Corp. (a)	104,341	4,382,322
Garrett Motion, Inc. (a)	204,493	584,850
Gentherm, Inc. (a)	88,997	2,794,506
LCI Industries	67,757	4,528,200
Motorcar Parts of America, Inc. (a)	51,793	651,556
Standard Motor Products, Inc.	54,865	2,280,738
		23,396,927
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	91,182	2,535,771
BANKS — 9.5%
Allegiance Bancshares, Inc.	51,766	1,248,078
Ameris Bancorp	177,403	4,215,095
Banc of California, Inc.	121,220	969,760
Banner Corp.	101,063	3,339,122
Berkshire Hills Bancorp, Inc.	116,613	1,732,869
Boston Private Financial Holdings, Inc.	226,049	1,616,250
Brookline Bancorp, Inc.	216,864	2,446,226
Cadence BanCorp	346,584	2,270,125
Central Pacific Financial Corp.	77,209	1,227,623
City Holding Co.	44,276	2,945,682
Columbia Banking System, Inc.	195,456	5,238,221
Community Bank System, Inc.	140,187	8,242,996
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	77,829	$850,671
CVB Financial Corp.	360,730	7,232,636
Dime Community Bancshares, Inc.	83,303	1,142,084
DNB Financial Corp. (a)	33	1,100
Eagle Bancorp, Inc.	91,329	2,759,049
First BanCorp	588,557	3,131,123
First Commonwealth Financial Corp.	267,275	2,442,894
First Financial Bancorp	269,267	4,014,771
First Midwest Bancorp, Inc.	297,939	3,943,223
Franklin Financial Network, Inc.	36,593	746,131
Glacier Bancorp, Inc.	232,311	7,899,736
Great Western Bancorp, Inc.	152,392	3,120,988
Hanmi Financial Corp.	84,969	921,914
Heritage Financial Corp.	99,453	1,989,060
Hope Bancorp, Inc.	343,156	2,820,742
Independent Bank Corp.	93,210	5,999,928
National Bank Holdings Corp. Class A	84,679	2,023,828
NBT Bancorp, Inc.	118,637	3,842,652
OFG Bancorp	139,555	1,560,225
Old National Bancorp	460,778	6,077,662
Opus Bank	58,954	1,021,673
Pacific Premier Bancorp, Inc.	161,454	3,041,793
Preferred Bank	36,855	1,246,436
S&T Bancorp, Inc.	104,344	2,850,678
Seacoast Banking Corp. of Florida (a)	139,402	2,552,451
ServisFirst Bancshares, Inc.	124,879	3,661,452
Simmons First National Corp. Class A	308,774	5,681,442
Southside Bancshares, Inc.	85,911	2,610,835
Tompkins Financial Corp.	33,359	2,395,176
Triumph Bancorp, Inc. (a)	63,208	1,643,408
United Community Banks, Inc.	213,940	3,917,241
Veritex Holdings, Inc.	127,749	1,784,654
Westamerica Bancorporation	73,220	4,303,872
		134,723,575
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	12,632	2,634,151
MGP Ingredients, Inc.	36,309	976,349
National Beverage Corp. (a) (b)	31,433	1,340,617
		4,951,117
BIOTECHNOLOGY — 2.5%
Acorda Therapeutics, Inc. (a)	131,238	122,393
AMAG Pharmaceuticals, Inc. (a) (b)	92,696	572,861
Anika Therapeutics, Inc. (a)	38,788	1,121,361
Cytokinetics, Inc. (a) (b)	160,581	1,893,250
Eagle Pharmaceuticals, Inc. (a)	27,560	1,267,760
Emergent BioSolutions, Inc. (a)	118,902	6,879,670
Enanta Pharmaceuticals, Inc. (a)	43,192	2,221,364
Momenta Pharmaceuticals, Inc. (a)	307,714	8,369,821
Myriad Genetics, Inc. (a)	202,267	2,894,441
Progenics Pharmaceuticals, Inc. (a)	236,079	897,100

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
REGENXBIO, Inc. (a)	85,149	$2,757,125
Spectrum Pharmaceuticals, Inc. (a)	308,623	719,092
Vanda Pharmaceuticals, Inc. (a)	144,184	1,493,746
Xencor, Inc. (a) (b)	133,763	3,996,838
		35,206,822
BUILDING PRODUCTS — 2.2%
AAON, Inc.	110,185	5,324,139
American Woodmark Corp. (a)	42,034	1,915,489
Apogee Enterprises, Inc.	71,709	1,492,981
Gibraltar Industries, Inc. (a)	87,417	3,751,938
Griffon Corp.	115,261	1,458,052
Insteel Industries, Inc.	49,922	661,467
Patrick Industries, Inc.	60,948	1,716,296
PGT Innovations, Inc. (a)	158,788	1,332,231
Quanex Building Products Corp.	90,604	913,288
Simpson Manufacturing Co., Inc.	109,341	6,776,955
Universal Forest Products, Inc.	166,398	6,188,342
		31,531,178
CAPITAL MARKETS — 0.8%
Blucora, Inc. (a)	132,345	1,594,757
Donnelley Financial Solutions, Inc. (a)	85,365	449,873
Greenhill & Co., Inc.	40,627	399,770
INTL. FCStone, Inc. (a)	44,060	1,597,616
Piper Sandler Cos.	46,991	2,376,335
Virtus Investment Partners, Inc.	19,726	1,501,346
Waddell & Reed Financial, Inc. Class A (b)	191,102	2,174,741
WisdomTree Investments, Inc.	322,422	751,243
		10,845,681
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	75,385	719,173
American Vanguard Corp.	71,664	1,036,261
Balchem Corp.	87,229	8,611,247
Ferro Corp. (a)	222,867	2,086,035
FutureFuel Corp.	70,537	794,952
GCP Applied Technologies, Inc. (a)	146,197	2,602,307
Hawkins, Inc.	25,905	922,218
HB Fuller Co.	138,076	3,856,463
Innospec, Inc.	66,393	4,613,649
Koppers Holdings, Inc. (a)	56,493	698,818
Kraton Corp. (a)	86,709	702,343
Livent Corp. (a) (b)	396,920	2,083,830
LSB Industries, Inc. (a)	59,824	125,630
Quaker Chemical Corp. (b)	35,099	4,432,302
Rayonier Advanced Materials, Inc.	136,446	144,633
Stepan Co.	54,321	4,805,236
Tredegar Corp.	66,638	1,041,552
Trinseo SA	106,171	1,922,757
		41,199,406
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	179,959	4,383,801
Brady Corp. Class A	134,932	6,089,481
Security Description	Shares	Value
Harsco Corp. (a)	212,619	$1,481,954
Interface, Inc.	158,798	1,200,513
Matthews International Corp. Class A	85,137	2,059,464
Mobile Mini, Inc.	119,528	3,135,220
Pitney Bowes, Inc. (b)	462,156	942,798
RR Donnelley & Sons Co.	193,777	185,735
Team, Inc. (a)	82,921	538,987
UniFirst Corp.	41,523	6,273,710
US Ecology, Inc.	68,897	2,094,469
Viad Corp.	55,470	1,177,628
		29,563,760
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	130,696	1,003,745
Applied Optoelectronics, Inc. (a) (b)	52,253	396,600
CalAmp Corp. (a)	93,273	419,728
Comtech Telecommunications Corp.	65,892	875,705
Digi International, Inc. (a)	77,293	737,375
Extreme Networks, Inc. (a)	332,166	1,026,393
Harmonic, Inc. (a)	259,909	1,497,076
NETGEAR, Inc. (a)	81,612	1,864,018
Plantronics, Inc. (b)	89,392	899,284
Viavi Solutions, Inc. (a)	622,677	6,980,209
		15,700,133
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	83,167	1,491,184
Arcosa, Inc.	131,152	5,211,981
Comfort Systems USA, Inc.	99,322	3,630,219
Granite Construction, Inc. (b)	126,428	1,919,177
MYR Group, Inc. (a)	45,513	1,191,985
		13,444,546
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	43,266	784,845
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a)	75,221	1,758,667
Enova International, Inc. (a)	91,175	1,321,126
EZCORP, Inc. Class A (a)	143,515	598,457
Green Dot Corp. Class A (a)	128,733	3,268,531
PRA Group, Inc. (a)	123,026	3,410,281
World Acceptance Corp. (a) (b)	15,067	822,809
		11,179,871
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	95,973	1,031,710
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	123,423	3,526,195
DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a)	41,565	994,650
Perdoceo Education Corp. (a)	191,336	2,064,515
Regis Corp. (a)	66,072	390,486

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Strategic Education, Inc.	59,552	$8,322,988
		11,772,639
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Calamos Asset Management, Inc. Class A (a) (c)	2,394	—
FGL Holdings (b)	354,262	3,471,768
		3,471,768
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
ATN International, Inc.	29,464	1,729,831
Cincinnati Bell, Inc. (a)	136,973	2,005,285
Cogent Communications Holdings, Inc.	112,981	9,261,053
Consolidated Communications Holdings, Inc.	196,910	895,941
Iridium Communications, Inc. (a)	262,871	5,869,909
Vonage Holdings Corp. (a)	617,793	4,466,643
		24,228,662
ELECTRIC UTILITIES — 0.5%
El Paso Electric Co.	110,389	7,502,036
ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	71,025	1,997,223
Encore Wire Corp.	56,785	2,384,402
Powell Industries, Inc.	23,968	615,259
Sunrun, Inc. (a)	211,827	2,139,453
Vicor Corp. (a)	49,841	2,219,918
		9,356,255
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Anixter International, Inc. (a)	81,613	7,171,334
Arlo Technologies, Inc. (a)	206,947	502,881
Badger Meter, Inc.	78,961	4,232,310
Bel Fuse, Inc. Class B	27,674	269,545
Benchmark Electronics, Inc.	102,268	2,044,337
CTS Corp.	88,213	2,195,622
Daktronics, Inc.	102,390	504,783
ePlus, Inc. (a)	36,676	2,296,651
Fabrinet (a)	100,280	5,471,277
FARO Technologies, Inc. (a)	47,073	2,094,748
Insight Enterprises, Inc. (a)	96,979	4,085,725
Itron, Inc. (a)	95,330	5,322,274
KEMET Corp.	157,359	3,801,793
Knowles Corp. (a)	233,075	3,118,543
Methode Electronics, Inc.	100,364	2,652,621
MTS Systems Corp.	48,589	1,093,252
OSI Systems, Inc. (a)	46,302	3,191,134
PC Connection, Inc.	29,898	1,232,097
Plexus Corp. (a)	79,046	4,312,750
Rogers Corp. (a)	50,334	4,752,536
Sanmina Corp. (a)	189,657	5,173,843
ScanSource, Inc. (a)	68,622	1,467,825
Security Description	Shares	Value
TTM Technologies, Inc. (a)	265,609	$2,746,397
		69,734,278
ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	345,007	1,297,226
Diamond Offshore Drilling, Inc. (a) (b)	175,145	320,515
DMC Global, Inc.	39,459	907,952
Dril-Quip, Inc. (a)	98,288	2,997,784
Era Group, Inc. (a)	54,138	288,556
Exterran Corp. (a)	76,941	369,317
Geospace Technologies Corp. (a)	37,270	238,528
Helix Energy Solutions Group, Inc. (a)	386,206	633,378
KLX Energy Services Holdings, Inc. (a) (b)	57,436	40,205
Matrix Service Co. (a)	74,288	703,507
Nabors Industries, Ltd.	923,510	360,261
Newpark Resources, Inc. (a)	245,172	219,919
Noble Corp. PLC (a)	680,950	177,047
Oceaneering International, Inc. (a)	268,564	789,578
Oil States International, Inc. (a)	165,335	335,630
ProPetro Holding Corp. (a)	224,922	562,305
RPC, Inc. (b)	140,656	289,751
SEACOR Holdings, Inc. (a)	47,510	1,280,870
TETRA Technologies, Inc. (a)	342,906	109,730
US Silica Holdings, Inc. (b)	200,965	361,737
Valaris PLC (b)	540,672	243,357
		12,527,153
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	312,966	1,968,556
Marcus Corp.	62,806	773,770
		2,742,326
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.6%
Acadia Realty Trust REIT	235,491	2,917,733
Agree Realty Corp. REIT (b)	123,534	7,646,755
Alexander & Baldwin, Inc. REIT	184,764	2,073,052
American Assets Trust, Inc. REIT	129,895	3,247,375
Armada Hoffler Properties, Inc. REIT	150,530	1,610,671
CareTrust REIT, Inc.	258,821	3,827,962
CBL & Associates Properties, Inc. REIT (b)	473,997	94,847
Cedar Realty Trust, Inc. REIT	234,849	219,138
Chatham Lodging Trust REIT	128,213	761,585
Community Healthcare Trust, Inc. REIT	55,209	2,113,400
DiamondRock Hospitality Co. REIT	541,873	2,752,715
Easterly Government Properties, Inc. REIT	200,904	4,950,274
Essential Properties Realty Trust, Inc. REIT	238,127	3,109,939
Four Corners Property Trust, Inc. REIT	186,555	3,490,444

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Franklin Street Properties Corp. REIT	291,292	$1,669,103
Getty Realty Corp. REIT	92,944	2,206,490
Global Net Lease, Inc. REIT	242,190	3,238,080
Hersha Hospitality Trust REIT	98,153	351,388
Independence Realty Trust, Inc. REIT	247,153	2,209,548
Industrial Logistics Properties Trust REIT	176,574	3,097,108
Innovative Industrial Properties, Inc. REIT	46,096	3,500,069
Investors Real Estate Trust REIT	31,447	1,729,585
iStar, Inc. REIT	202,265	2,146,032
Kite Realty Group Trust REIT	228,417	2,163,109
Lexington Realty Trust REIT	671,759	6,670,567
LTC Properties, Inc. REIT	107,663	3,326,787
National Storage Affiliates Trust REIT	160,852	4,761,219
NexPoint Residential Trust, Inc. REIT	61,248	1,544,062
Office Properties Income Trust REIT	130,513	3,556,479
Pennsylvania Real Estate Investment Trust (b)	163,136	148,715
Retail Opportunity Investments Corp. REIT	314,146	2,604,270
RPT Realty REIT	218,487	1,317,477
Safehold, Inc. REIT (b)	35,864	2,267,681
Saul Centers, Inc. REIT	32,009	1,047,975
Summit Hotel Properties, Inc. REIT	287,354	1,212,634
Tanger Factory Outlet Centers, Inc. REIT (b)	251,335	1,256,675
Uniti Group, Inc. REIT	523,494	3,156,669
Universal Health Realty Income Trust REIT	34,198	3,447,500
Urstadt Biddle Properties, Inc. Class A REIT	80,666	1,137,391
Washington Prime Group, Inc. REIT (b)	509,966	410,574
Washington Real Estate Investment Trust	218,455	5,214,521
Whitestone REIT	111,035	688,417
Xenia Hotels & Resorts, Inc. REIT	305,040	3,141,912
		108,037,927
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	88,184	1,653,450
Chefs' Warehouse, Inc. (a)	69,585	700,721
PriceSmart, Inc.	60,345	3,171,130
SpartanNash Co.	98,354	1,408,429
United Natural Foods, Inc. (a)	144,214	1,323,884
		8,257,614
FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	173,364	3,136,155
Calavo Growers, Inc.	44,280	2,554,513
Cal-Maine Foods, Inc.	82,051	3,608,603
Security Description	Shares	Value
Fresh Del Monte Produce, Inc.	82,047	$2,265,318
J&J Snack Foods Corp.	40,445	4,893,845
John B Sanfilippo & Son, Inc.	23,761	2,124,233
Seneca Foods Corp. Class A (a)	18,616	740,544
		19,323,211
GAS UTILITIES — 0.8%
Northwest Natural Holding Co.	82,448	5,091,164
South Jersey Industries, Inc. (b)	250,387	6,259,675
		11,350,839
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
AngioDynamics, Inc. (a)	101,599	1,059,678
Cardiovascular Systems, Inc. (a)	95,305	3,355,689
CONMED Corp.	76,843	4,400,799
CryoLife, Inc. (a)	101,885	1,723,894
Cutera, Inc. (a)	39,010	509,471
Glaukos Corp. (a)	105,277	3,248,848
Heska Corp. (a)	19,096	1,056,009
Inogen, Inc. (a)	49,423	2,553,192
Integer Holdings Corp. (a)	88,534	5,565,247
Invacare Corp.	91,980	683,411
Lantheus Holdings, Inc. (a)	106,109	1,353,951
LeMaitre Vascular, Inc.	44,258	1,102,909
Meridian Bioscience, Inc. (a)	116,789	981,028
Merit Medical Systems, Inc. (a)	149,636	4,676,125
Mesa Laboratories, Inc.	10,867	2,456,920
Natus Medical, Inc. (a)	92,687	2,143,850
Neogen Corp. (a)	142,032	9,514,724
OraSure Technologies, Inc. (a)	166,950	1,796,382
Orthofix Medical, Inc. (a)	51,600	1,445,316
Surmodics, Inc. (a)	36,904	1,229,641
Tactile Systems Technology, Inc. (a)	51,516	2,068,882
Varex Imaging Corp. (a)	104,435	2,371,719
		55,297,685
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Addus HomeCare Corp. (a)	36,732	2,483,083
AMN Healthcare Services, Inc. (a)	126,586	7,317,937
BioTelemetry, Inc. (a) (b)	92,421	3,559,133
Community Health Systems, Inc. (a) (b)	318,368	1,063,349
CorVel Corp. (a)	24,391	1,329,553
Covetrus, Inc. (a) (b)	265,179	2,158,557
Cross Country Healthcare, Inc. (a)	100,747	679,035
Ensign Group, Inc.	135,878	5,110,372
Hanger, Inc. (a)	101,471	1,580,918
LHC Group, Inc. (a)	80,367	11,267,453
Magellan Health, Inc. (a)	58,898	2,833,583
Owens & Minor, Inc. (b)	169,912	1,554,695
Providence Service Corp. (a)	31,172	1,710,719
RadNet, Inc. (a)	113,350	1,191,308
Select Medical Holdings Corp. (a)	291,138	4,367,070
The Pennant Group, Inc. (a)	71,450	1,011,732

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tivity Health, Inc. (a) (b)	118,041	$742,478
US Physical Therapy, Inc.	34,609	2,388,021
		52,348,996
HEALTH CARE TECHNOLOGY — 1.4%
Computer Programs & Systems, Inc.	34,094	758,592
HealthStream, Inc. (a)	69,170	1,656,621
HMS Holdings Corp. (a)	238,629	6,030,155
NextGen Healthcare, Inc. (a)	130,870	1,366,283
Omnicell, Inc. (a)	113,638	7,452,380
Tabula Rasa HealthCare, Inc. (a) (b)	53,424	2,793,541
		20,057,572
HOTELS, RESTAURANTS & LEISURE — 1.2%
BJ's Restaurants, Inc.	52,356	727,225
Bloomin' Brands, Inc.	236,158	1,686,168
Chuy's Holdings, Inc. (a)	45,431	457,490
Dave & Buster's Entertainment, Inc. (b)	84,224	1,101,650
Dine Brands Global, Inc. (b)	45,825	1,314,261
El Pollo Loco Holdings, Inc. (a)	53,454	451,686
Fiesta Restaurant Group, Inc. (a)	55,263	222,710
Monarch Casino & Resort, Inc. (a)	32,612	915,419
Red Robin Gourmet Burgers, Inc. (a)	35,308	300,824
Ruth's Hospitality Group, Inc.	74,206	495,696
Shake Shack, Inc. Class A (a) (b)	84,108	3,174,236
Wingstop, Inc.	79,771	6,357,749
		17,205,114
HOUSEHOLD DURABLES — 2.3%
Cavco Industries, Inc. (a)	23,329	3,381,305
Century Communities, Inc. (a)	77,263	1,121,086
Ethan Allen Interiors, Inc.	66,834	683,043
Installed Building Products, Inc. (a)	57,639	2,298,067
iRobot Corp. (a) (b)	76,605	3,133,145
La-Z-Boy, Inc.	126,218	2,593,780
LGI Homes, Inc. (a)	59,982	2,708,187
M/I Homes, Inc. (a)	76,541	1,265,223
MDC Holdings, Inc.	135,592	3,145,734
Meritage Homes Corp. (a)	97,476	3,558,849
TopBuild Corp. (a)	92,054	6,594,749
Tupperware Brands Corp.	133,654	216,519
Universal Electronics, Inc. (a)	37,677	1,445,667
		32,145,354
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a)	26,391	725,752
Central Garden & Pet Co. Class A (a)	108,914	2,784,931
WD-40 Co. (b)	37,167	7,464,992
		10,975,675
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	97,125	2,061,964
Security Description	Shares	Value
INSURANCE — 3.5%
Ambac Financial Group, Inc. (a)	123,767	$1,527,285
American Equity Investment Life Holding Co.	246,692	4,637,810
AMERISAFE, Inc.	52,216	3,366,365
eHealth, Inc. (a)	67,529	9,509,434
Employers Holdings, Inc.	86,095	3,487,708
HCI Group, Inc.	17,440	701,960
Horace Mann Educators Corp.	111,700	4,087,103
James River Group Holdings, Ltd.	82,271	2,981,501
Kinsale Capital Group, Inc.	55,818	5,834,656
ProAssurance Corp.	145,740	3,643,500
Safety Insurance Group, Inc.	39,511	3,335,914
Stewart Information Services Corp.	64,035	1,707,813
Third Point Reinsurance, Ltd. (a)	216,638	1,605,288
United Fire Group, Inc.	57,730	1,882,575
United Insurance Holdings Corp.	56,752	524,388
Universal Insurance Holdings, Inc.	82,700	1,481,984
		50,315,284
INTERACTIVE MEDIA & SERVICES — 0.1%
Actua Corp. (a)	2,667	133
QuinStreet, Inc. (a)	125,954	1,013,930
		1,014,063
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Liquidity Services, Inc. (a)	73,517	285,246
PetMed Express, Inc.	54,567	1,570,438
Shutterstock, Inc.	51,849	1,667,464
Stamps.com, Inc. (a)	43,959	5,718,187
		9,241,335
IT SERVICES — 2.4%
Cardtronics PLC Class A (a)	97,761	2,045,160
CSG Systems International, Inc.	89,290	3,736,786
EVERTEC, Inc.	161,653	3,674,373
ExlService Holdings, Inc. (a)	92,385	4,806,791
ManTech International Corp. Class A	72,943	5,300,768
NIC, Inc.	181,296	4,169,808
Perficient, Inc. (a)	88,675	2,402,206
Sykes Enterprises, Inc. (a)	104,265	2,827,667
TTEC Holdings, Inc.	47,862	1,757,493
Unisys Corp. (a)	140,155	1,730,914
Virtusa Corp. (a)	80,799	2,294,692
		34,746,658
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	255,960	2,615,911
Sturm Ruger & Co., Inc.	45,041	2,293,037
Vista Outdoor, Inc. (a)	156,256	1,375,053
		6,284,001
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Luminex Corp.	113,483	3,124,187

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Medpace Holdings, Inc. (a)	74,155	$5,441,494
NeoGenomics, Inc. (a)	282,920	7,811,421
		16,377,102
MACHINERY — 5.8%
Alamo Group, Inc.	26,178	2,324,083
Albany International Corp. Class A	83,158	3,935,868
Astec Industries, Inc.	60,995	2,132,995
Barnes Group, Inc.	129,156	5,402,595
Briggs & Stratton Corp.	116,006	209,971
Chart Industries, Inc. (a)	96,976	2,810,364
CIRCOR International, Inc. (a)	54,385	632,498
Enerpac Tool Group Corp.	146,450	2,423,748
EnPro Industries, Inc.	56,445	2,234,093
ESCO Technologies, Inc.	70,426	5,346,038
Federal Signal Corp.	163,963	4,472,911
Franklin Electric Co., Inc.	104,232	4,912,454
Greenbrier Cos., Inc.	88,201	1,564,686
Hillenbrand, Inc.	200,722	3,835,797
John Bean Technologies Corp.	85,795	6,371,995
Lindsay Corp.	29,357	2,688,514
Lydall, Inc. (a)	47,892	309,382
Meritor, Inc. (a)	200,150	2,651,987
Mueller Industries, Inc.	154,382	3,695,905
Proto Labs, Inc. (a)	72,524	5,521,252
SPX Corp. (a)	119,601	3,903,777
SPX FLOW, Inc. (a)	115,825	3,291,746
Standex International Corp.	33,864	1,660,013
Tennant Co.	49,616	2,875,247
Titan International, Inc.	136,730	211,932
Wabash National Corp.	146,272	1,056,084
Watts Water Technologies, Inc. Class A	74,761	6,328,519
		82,804,454
MARINE — 0.2%
Matson, Inc.	116,118	3,555,533
MEDIA — 0.4%
EW Scripps Co. Class A	147,313	1,110,740
Gannett Co., Inc. (b)	355,097	525,544
Scholastic Corp.	83,633	2,131,805
TechTarget, Inc. (a)	62,080	1,279,469
		5,047,558
METALS & MINING — 0.9%
Century Aluminum Co. (a)	136,004	492,334
Cleveland-Cliffs, Inc. (b)	1,074,547	4,244,461
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	5,429	—
Haynes International, Inc.	34,097	702,739
Kaiser Aluminum Corp.	43,125	2,987,700
Materion Corp.	55,361	1,938,189
Olympic Steel, Inc.	24,953	258,263
SunCoke Energy, Inc.	237,097	912,823
TimkenSteel Corp. (a)	109,029	352,164
Warrior Met Coal, Inc.	138,164	1,467,302
		13,355,975
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT	386,656	$2,868,988
ARMOUR Residential REIT, Inc.	160,502	1,414,023
Capstead Mortgage Corp. REIT	258,500	1,085,700
Granite Point Mortgage Trust, Inc. REIT	149,017	755,516
Invesco Mortgage Capital, Inc. REIT	435,374	1,484,625
KKR Real Estate Finance Trust, Inc. REIT (b)	65,989	990,495
New York Mortgage Trust, Inc. REIT	994,097	1,540,850
PennyMac Mortgage Investment Trust REIT	271,225	2,880,409
Ready Capital Corp. REIT	96,280	695,142
Redwood Trust, Inc. REIT	306,637	1,551,583
		15,267,331
MULTI-UTILITIES — 0.5%
Avista Corp.	180,868	7,685,081
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	105,510	1,500,352
JC Penney Co., Inc. (a) (b)	821,780	295,841
		1,796,193
OIL, GAS & CONSUMABLE FUELS — 1.0%
Battalion Oil Corp. (a)	265	1,239
Bonanza Creek Energy, Inc. (a)	50,795	571,444
Callon Petroleum Co. (a) (b)	1,066,837	584,520
CONSOL Energy, Inc. (a)	70,750	261,068
Denbury Resources, Inc. (a) (b)	1,346,206	248,510
Dorian LPG, Ltd. (a)	79,088	688,856
Green Plains, Inc.	92,353	447,912
Gulfport Energy Corp. (a) (b)	397,133	176,605
HighPoint Resources Corp. (a)	297,792	56,580
Laredo Petroleum, Inc. (a)	492,320	186,983
Oasis Petroleum, Inc. (a)	790,101	276,535
Par Pacific Holdings, Inc. (a)	100,695	714,934
PDC Energy, Inc. (a)	262,690	1,631,305
Penn Virginia Corp. (a)	36,746	113,545
QEP Resources, Inc.	649,738	217,337
Range Resources Corp. (b)	564,656	1,287,416
Renewable Energy Group, Inc. (a) (b)	105,892	2,173,963
REX American Resources Corp. (a)	15,334	713,184
Ring Energy, Inc. (a) (b)	163,010	107,375
SM Energy Co.	289,907	353,687
Southwestern Energy Co. (a) (b)	1,470,730	2,485,534
Talos Energy, Inc. (a)	54,775	314,956
Whiting Petroleum Corp. (a) (b)	249,505	167,268
		13,780,756
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	105,973	2,520,038
Clearwater Paper Corp. (a)	45,142	984,547

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Mercer International, Inc.	109,370	$791,839
Neenah, Inc.	45,530	1,963,709
PH Glatfelter Co.	119,510	1,460,412
Schweitzer-Mauduit International, Inc.	83,917	2,334,571
		10,055,116
PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	47,769	2,214,093
Medifast, Inc. (b)	31,367	1,960,438
USANA Health Sciences, Inc. (a)	33,917	1,959,046
		6,133,577
PHARMACEUTICALS — 1.3%
Akorn, Inc. (a)	258,533	145,089
Amphastar Pharmaceuticals, Inc. (a)	92,571	1,373,754
ANI Pharmaceuticals, Inc. (a)	25,103	1,022,696
Corcept Therapeutics, Inc. (a)	278,585	3,312,376
Elanco Animal Health, Inc. (a) (c)	34,895	—
Endo International PLC (a)	548,430	2,029,191
Innoviva, Inc. (a)	181,599	2,135,604
Lannett Co., Inc. (a) (b)	91,528	636,119
Pacira BioSciences, Inc. (a)	113,034	3,790,030
Phibro Animal Health Corp. Class A	54,755	1,323,428
Supernus Pharmaceuticals, Inc. (a)	142,529	2,564,097
		18,332,384
PROFESSIONAL SERVICES — 1.3%
Exponent, Inc.	140,529	10,105,440
Forrester Research, Inc. (a)	28,927	845,536
Heidrick & Struggles International, Inc.	51,825	1,166,063
Kelly Services, Inc. Class A	89,709	1,138,407
Korn Ferry	149,789	3,642,869
Resources Connection, Inc.	82,324	903,094
TrueBlue, Inc. (a)	105,376	1,344,598
		19,146,007
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	63,600	1,723,560
RE/MAX Holdings, Inc. Class A	48,207	1,056,697
Realogy Holdings Corp.	310,581	934,849
St. Joe Co. (a) (b)	85,247	1,430,445
		5,145,551
ROAD & RAIL — 0.8%
ArcBest Corp.	68,937	1,207,776
Heartland Express, Inc.	126,977	2,357,963
Marten Transport, Ltd.	105,106	2,156,775
Saia, Inc. (a)	70,231	5,164,788
		10,887,302
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)	103,857	5,036,026
Security Description	Shares	Value
Axcelis Technologies, Inc. (a)	88,158	$1,614,173
Brooks Automation, Inc.	195,933	5,975,957
CEVA, Inc. (a)	59,739	1,489,293
Cohu, Inc.	112,110	1,387,922
Diodes, Inc. (a)	111,987	4,550,592
DSP Group, Inc. (a)	62,870	842,458
FormFactor, Inc. (a)	205,169	4,121,845
Ichor Holdings, Ltd. (a)	60,846	1,165,809
Kulicke & Soffa Industries, Inc.	171,766	3,584,756
MaxLinear, Inc. (a)	177,092	2,066,664
Onto Innovation, Inc. (a)	132,866	3,942,134
PDF Solutions, Inc. (a)	76,009	890,826
Photronics, Inc. (a)	182,621	1,873,691
Power Integrations, Inc.	79,667	7,036,986
Rambus, Inc. (a)	302,016	3,352,378
SMART Global Holdings, Inc. (a)	35,444	861,289
Ultra Clean Holdings, Inc. (a) (b)	108,162	1,492,636
Veeco Instruments, Inc. (a)	132,807	1,270,963
Xperi Corp.	134,607	1,872,383
		54,428,781
SOFTWARE — 2.8%
8x8, Inc. (a)	271,639	3,764,917
Agilysys, Inc. (a)	55,565	927,935
Alarm.com Holdings, Inc. (a)	98,766	3,842,985
Bottomline Technologies DE, Inc. (a)	103,167	3,781,071
Ebix, Inc. (b)	60,039	911,392
LivePerson, Inc. (a) (b)	166,733	3,793,176
MicroStrategy, Inc. Class A (a)	22,278	2,631,032
OneSpan, Inc. (a)	88,089	1,598,815
Progress Software Corp.	121,326	3,882,432
Qualys, Inc. (a)	90,247	7,850,586
SPS Commerce, Inc. (a)	94,481	4,394,311
TiVo Corp.	344,197	2,436,915
		39,815,567
SPECIALTY RETAIL — 2.5%
Abercrombie & Fitch Co. Class A (b)	170,584	1,550,609
America's Car-Mart, Inc. (a)	16,871	950,681
Asbury Automotive Group, Inc. (a)	52,374	2,892,616
Barnes & Noble Education, Inc. (a)	105,509	143,492
Boot Barn Holdings, Inc. (a) (b)	77,067	996,476
Buckle, Inc. (b)	77,118	1,057,288
Caleres, Inc.	111,264	578,573
Cato Corp. Class A	59,386	633,649
Chico's FAS, Inc.	324,133	418,132
Children's Place, Inc. (b)	42,192	825,276
Conn's, Inc. (a) (b)	52,111	217,824
Designer Brands, Inc. Class A (b)	150,795	750,959
Express, Inc. (a)	183,738	273,770
GameStop Corp. Class A (b)	180,020	630,070
Genesco, Inc. (a)	38,956	519,673
Group 1 Automotive, Inc.	47,493	2,102,040
Guess?, Inc.	115,303	780,601
Haverty Furniture Cos., Inc.	49,472	588,222

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Hibbett Sports, Inc. (a)	48,241	$527,515
Lithia Motors, Inc. Class A	61,346	5,017,489
Lumber Liquidators Holdings, Inc. (a) (b)	78,441	367,888
MarineMax, Inc. (a)	58,653	611,164
Michaels Cos., Inc. (a) (b)	208,600	337,932
Monro, Inc. (b)	90,099	3,947,237
Office Depot, Inc.	1,479,950	2,427,118
Rent-A-Center, Inc.	133,997	1,894,718
Shoe Carnival, Inc. (b)	24,489	508,637
Signet Jewelers, Ltd.	142,281	917,712
Sleep Number Corp. (a)	77,232	1,479,765
Sonic Automotive, Inc. Class A (b)	66,338	880,969
Tailored Brands, Inc. (b)	138,326	240,687
Zumiez, Inc. (a)	55,053	953,518
		36,022,300
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	321,928	2,482,065
Diebold Nixdorf, Inc. (a) (b)	209,797	738,485
		3,220,550
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	185,786	3,156,504
Fossil Group, Inc. (a) (b)	127,024	417,909
G-III Apparel Group, Ltd. (a)	117,639	905,821
Kontoor Brands, Inc. (a) (b)	126,429	2,423,644
Movado Group, Inc.	44,727	528,673
Oxford Industries, Inc.	46,347	1,680,542
Steven Madden, Ltd.	209,625	4,869,589
Unifi, Inc. (a)	39,875	460,556
Vera Bradley, Inc. (a)	64,074	263,985
Wolverine World Wide, Inc.	218,990	3,328,648
		18,035,871
THRIFTS & MORTGAGE FINANCE — 1.5%
Axos Financial, Inc. (a)	144,414	2,618,226
Flagstar Bancorp, Inc.	93,762	1,859,300
HomeStreet, Inc.	66,043	1,468,136
Meta Financial Group, Inc.	93,616	2,033,340
NMI Holdings, Inc. Class A (a)	184,090	2,137,285
Northfield Bancorp, Inc.	117,017	1,309,420
Northwest Bancshares, Inc.	271,611	3,142,539
Provident Financial Services, Inc.	163,231	2,099,151
TrustCo Bank Corp. NY	262,132	1,418,134
Walker & Dunlop, Inc.	77,666	3,127,610
		21,213,141
TOBACCO — 0.4%
Universal Corp.	67,234	2,972,415
Vector Group, Ltd. (b)	312,268	2,941,565
		5,913,980
Security Description	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	104,634	$4,783,866
DXP Enterprises, Inc. (a)	43,766	536,571
Foundation Building Materials, Inc. (a)	48,165	495,618
GMS, Inc. (a)	114,053	1,794,054
Kaman Corp.	75,436	2,902,023
Veritiv Corp. (a)	34,695	272,703
		10,784,835
WATER UTILITIES — 1.0%
American States Water Co.	99,886	8,164,682
California Water Service Group	130,492	6,566,357
		14,731,039
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Shenandoah Telecommunications Co.	127,028	6,256,129
Spok Holdings, Inc.	48,040	513,548
		6,769,677
TOTAL COMMON STOCKS (Cost $2,065,519,990)		1,422,604,060
RIGHTS — 0.0% (d)
BIOTECHNOLOGY — 0.0% (d)
Alder Biopharmaceuticals, Inc. (expiring 12/31/2024) (a)	9,352	8,230
Omthera Pharmaceuticals, Inc. (CVR) (expiring 12/31/20) (a) (c)	24	—
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a)	740	10,390
		18,620
DIVERSIFIED FINANCIAL SERVICES — 0.0% (d)
NewStar Financial, Inc. (CVR) (a)	4,067	982
MEDIA — 0.0% (d)
Media General, Inc. (CVR) (a)	10,713	1,071
PHARMACEUTICALS — 0.0% (d)
Corium International, Inc. (CVR) (expiring 4/1/2020) (a) (b)	21,972	3,955
TOTAL RIGHTS (Cost $13,211)		24,628
WARRANTS — 0.0% (d)
OIL, GAS & CONSUMABLE FUELS — 0.0% (d)
Battalion Oil Corp. (expiring 10/08/22) (a)	1,596	—
Battalion Oil Corp. (expiring 10/08/22) (a)	1,277	—

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Battalion Oil Corp. (expiring 10/08/22) (a) (b)	2,055	$—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	560,636	560,131
State Street Navigator Securities Lending Portfolio II (g) (h)	38,738,410	38,738,410
TOTAL SHORT-TERM INVESTMENTS (Cost $39,298,398)		39,298,541
TOTAL INVESTMENTS — 102.6% (Cost $2,104,831,599)		1,461,927,229
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(36,446,916)
NET ASSETS — 100.0%		$1,425,480,313

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index (long)	18	06/19/2020	$1,028,617	$1,032,840	$4,223
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,422,602,827	$1,233	$0(a)	$1,422,604,060
Rights	—	24,628	0(a)	24,628
Warrants	—	0(b)	—	0
Short-Term Investments	39,298,541	—	—	39,298,541
TOTAL INVESTMENTS	$1,461,901,368	$25,861	$0	$1,461,927,229
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	4,223	—	—	4,223
TOTAL OTHER FINANCIAL INSTRUMENTS:	$4,223	$—	$—	$4,223
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,461,905,591	$25,861	$—	$1,461,931,452
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at March 31, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 600 SMALL CAP ETF (formerly SPDR Portfolio Small Cap ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$58,980,759	$58,421,345	$574	$143	560,636	$560,131	$38,033
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,774,263	1,774,263	11,301,952	13,076,215	—	—	—	—	9,310
State Street Navigator Securities Lending Portfolio II	—	—	249,387,310	210,648,900	—	—	38,738,410	38,738,410	572,782
State Street Navigator Securities Lending Portfolio III	36,118,010	36,118,010	137,004,206	173,122,216	—	—	—	—	517,905
Total		$37,892,273	$456,674,227	$455,268,676	$574	$143		$39,298,541	$1,138,030
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	4,248	$75,444
Aerojet Rocketdyne Holdings, Inc. (a)	8,596	359,571
AeroVironment, Inc. (a)	2,214	134,965
Axon Enterprise, Inc. (a)	7,854	555,828
Boeing Co.	63,967	9,540,038
Cubic Corp.	3,925	162,142
Curtiss-Wright Corp.	5,060	467,595
General Dynamics Corp.	27,993	3,703,754
Howmet Aerospace, Inc.	46,378	744,831
Huntington Ingalls Industries, Inc.	4,765	868,231
L3Harris Technologies, Inc.	26,377	4,751,025
Lockheed Martin Corp.	29,586	10,028,175
Mercury Systems, Inc. (a)	6,041	430,965
Moog, Inc. Class A	3,958	199,998
National Presto Industries, Inc.	108	7,647
Northrop Grumman Corp.	18,578	5,620,774
Park Aerospace Corp.	7,112	89,611
Raytheon Co.	33,174	4,350,770
Teledyne Technologies, Inc. (a)	4,562	1,356,146
Textron, Inc.	27,107	722,944
TransDigm Group, Inc.	6,043	1,934,908
Triumph Group, Inc.	8,116	54,864
United Technologies Corp.	96,880	9,138,690
		55,298,916
AIR FREIGHT & LOGISTICS — 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	4,186	107,455
C.H. Robinson Worldwide, Inc.	16,202	1,072,572
Echo Global Logistics, Inc. (a)	2,052	35,048
Expeditors International of Washington, Inc.	20,147	1,344,208
FedEx Corp.	28,774	3,489,135
Forward Air Corp.	4,103	207,817
Hub Group, Inc. Class A (a)	4,202	191,065
United Parcel Service, Inc. Class B	83,578	7,807,857
XPO Logistics, Inc. (a) (b)	11,125	542,344
		14,797,501
AIRLINES — 0.2%
Alaska Air Group, Inc.	14,869	423,320
Allegiant Travel Co.	1,514	123,845
American Airlines Group, Inc.	46,377	565,336
Delta Air Lines, Inc.	68,784	1,962,407
Hawaiian Holdings, Inc.	4,936	51,532
JetBlue Airways Corp. (a) (b)	34,365	307,567
SkyWest, Inc.	6,166	161,488
Southwest Airlines Co.	56,611	2,015,918
United Airlines Holdings, Inc. (a)	25,944	818,533
		6,429,946
AUTO COMPONENTS — 0.2%
Adient PLC (a)	10,332	93,711
Security Description	Shares	Value
American Axle & Manufacturing Holdings, Inc. (a)	9,651	$34,840
Aptiv PLC	30,574	1,505,464
BorgWarner, Inc.	24,619	599,965
Cooper Tire & Rubber Co.	8,293	135,176
Cooper-Standard Holdings, Inc. (a)	2,114	21,711
Dana, Inc.	20,576	160,699
Delphi Technologies PLC (a)	10,232	82,368
Dorman Products, Inc. (a)	4,106	226,939
Fox Factory Holding Corp. (a)	3,893	163,506
Garrett Motion, Inc. (a)	9,440	26,998
Gentex Corp.	30,307	671,603
Gentherm, Inc. (a)	3,955	124,187
Goodyear Tire & Rubber Co.	31,114	181,083
LCI Industries	3,270	218,534
Lear Corp.	6,450	524,062
Motorcar Parts of America, Inc. (a)	669	8,416
Standard Motor Products, Inc.	1,882	78,235
Visteon Corp. (a) (b)	3,261	156,463
		5,013,960
AUTOMOBILES — 0.2%
Ford Motor Co.	464,960	2,245,757
General Motors Co.	149,928	3,115,504
Harley-Davidson, Inc.	18,256	345,586
Thor Industries, Inc. (b)	5,947	250,845
Winnebago Industries, Inc. (b)	4,003	111,323
		6,069,015
BANKS — 4.3%
Allegiance Bancshares, Inc.	1,923	46,364
Ameris Bancorp	6,034	143,368
Associated Banc-Corp.	18,977	242,716
Banc of California, Inc.	6,089	48,712
BancorpSouth Bank	12,068	228,327
Bank of America Corp.	966,485	20,518,477
Bank of Hawaii Corp.	4,666	257,750
Bank OZK	15,384	256,913
Banner Corp.	3,790	125,222
Berkshire Hills Bancorp, Inc.	5,227	77,673
Boston Private Financial Holdings, Inc.	10,056	71,900
Brookline Bancorp, Inc.	10,189	114,932
Cadence BanCorp	10,997	72,030
Cathay General Bancorp	10,165	233,287
Central Pacific Financial Corp.	4,070	64,713
CIT Group, Inc.	12,432	214,576
Citigroup, Inc.	260,427	10,969,185
Citizens Financial Group, Inc.	51,812	974,584
City Holding Co.	2,061	137,118
Columbia Banking System, Inc.	6,215	166,562
Comerica, Inc.	17,102	501,773
Commerce Bancshares, Inc.	12,377	623,182
Community Bank System, Inc.	5,917	347,920
Cullen/Frost Bankers, Inc.	6,766	377,475
Customers Bancorp, Inc. (a)	4,131	45,152
CVB Financial Corp.	13,967	280,038

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Dime Community Bancshares, Inc.	4,109	$56,334
Eagle Bancorp, Inc.	4,248	128,332
East West Bancorp, Inc.	17,389	447,593
Fifth Third Bancorp	84,863	1,260,216
First BanCorp	26,689	141,985
First Commonwealth Financial Corp.	12,120	110,777
First Financial Bancorp	10,150	151,337
First Financial Bankshares, Inc.	16,334	438,405
First Financial Northwest, Inc.	1,980	19,879
First Horizon National Corp.	37,174	299,622
First Midwest Bancorp, Inc.	14,348	189,896
First Republic Bank	20,342	1,673,740
FNB Corp.	38,803	285,978
Franklin Financial Network, Inc.	1,973	40,229
Fulton Financial Corp.	19,682	226,146
Glacier Bancorp, Inc.	10,157	345,389
Great Western Bancorp, Inc.	8,113	166,154
Hancock Whitney Corp.	10,892	212,612
Hanmi Financial Corp.	4,130	44,811
Heritage Financial Corp.	4,024	80,480
Home BancShares, Inc.	18,427	220,940
Hope Bancorp, Inc.	16,289	133,896
Huntington Bancshares, Inc.	123,383	1,012,974
Independent Bank Corp.	4,485	288,699
International Bancshares Corp.	6,175	165,984
JPMorgan Chase & Co.	373,247	33,603,427
KeyCorp	117,538	1,218,869
M&T Bank Corp.	15,719	1,625,816
National Bank Holdings Corp. Class A	4,150	99,185
NBT Bancorp, Inc.	6,006	194,534
OFG Bancorp	5,641	63,066
Old National Bancorp	16,361	215,802
Opus Bank	4,304	74,588
Pacific Premier Bancorp, Inc.	8,501	160,159
PacWest Bancorp	14,352	257,188
People's United Financial, Inc.	48,839	539,671
Pinnacle Financial Partners, Inc.	8,525	320,028
PNC Financial Services Group, Inc.	52,278	5,004,050
Preferred Bank	1,622	54,856
Prosperity Bancshares, Inc.	11,433	551,642
Regions Financial Corp.	115,025	1,031,774
S&T Bancorp, Inc.	4,078	111,411
Seacoast Banking Corp. of Florida (a)	3,777	69,157
ServisFirst Bancshares, Inc.	6,017	176,418
Signature Bank	6,092	489,736
Simmons First National Corp. Class A	13,536	249,062
Southside Bancshares, Inc.	4,000	121,560
Sterling Bancorp	24,597	257,039
SVB Financial Group (a)	5,970	901,948
Synovus Financial Corp.	17,470	306,773
TCF Financial Corp. (b)	19,077	432,285
Texas Capital Bancshares, Inc. (a)	6,191	137,254
Tompkins Financial Corp.	1,944	139,579
Security Description	Shares	Value
Triumph Bancorp, Inc. (a)	1,931	$50,206
Truist Financial Corp.	160,185	4,940,105
Trustmark Corp.	8,253	192,295
UMB Financial Corp.	3,775	175,085
Umpqua Holdings Corp.	26,295	286,615
United Bankshares, Inc.	12,098	279,222
United Community Banks, Inc.	8,219	150,490
US Bancorp	169,651	5,844,477
Valley National Bancorp	45,071	329,469
Veritex Holdings, Inc.	3,630	50,711
Webster Financial Corp.	12,182	278,968
Wells Fargo & Co.	459,451	13,186,244
Westamerica Bancorporation	2,132	125,319
Wintrust Financial Corp.	6,184	203,206
Zions Bancorp NA	20,238	541,569
		120,323,215
BEVERAGES — 1.7%
Boston Beer Co., Inc. Class A (a) (b)	948	348,447
Brown-Forman Corp. Class B	21,877	1,214,392
Coca-Cola Co.	460,395	20,372,479
Coca-Cola Consolidated, Inc.	486	101,346
Constellation Brands, Inc. Class A	20,146	2,888,130
MGP Ingredients, Inc. (b)	1,953	52,516
Molson Coors Beverage Co. Class B	22,638	883,108
Monster Beverage Corp. (a)	45,534	2,561,743
National Beverage Corp. (a) (b)	2,217	94,555
PepsiCo, Inc.	166,457	19,991,486
		48,508,202
BIOTECHNOLOGY — 2.3%
AbbVie, Inc.	176,474	13,445,554
Acorda Therapeutics, Inc. (a) (b)	6,059	5,651
Alexion Pharmaceuticals, Inc. (a)	26,439	2,373,958
AMAG Pharmaceuticals, Inc. (a)	8,612	53,222
Amgen, Inc.	71,066	14,407,210
Anika Therapeutics, Inc. (a)	2,051	59,295
Arrowhead Pharmaceuticals, Inc. (a)	10,908	313,823
Biogen, Inc. (a)	21,643	6,847,412
Cytokinetics, Inc. (a) (b)	6,178	72,839
Eagle Pharmaceuticals, Inc. (a)	1,926	88,596
Emergent BioSolutions, Inc. (a)	4,012	232,134
Enanta Pharmaceuticals, Inc. (a)	2,070	106,460
Exelixis, Inc. (a)	36,191	623,209
Gilead Sciences, Inc.	151,057	11,293,021
Incyte Corp. (a)	21,414	1,568,147
Ligand Pharmaceuticals, Inc. (a) (b)	2,421	176,055
Momenta Pharmaceuticals, Inc. (a)	11,700	318,240
Myriad Genetics, Inc. (a)	10,130	144,960
Progenics Pharmaceuticals, Inc. (a) (b)	11,017	41,865
Regeneron Pharmaceuticals, Inc. (a)	9,421	4,600,180
REGENXBIO, Inc. (a) (b)	4,036	130,686
Spectrum Pharmaceuticals, Inc. (a)	7,299	17,007
United Therapeutics Corp. (a)	5,270	499,728
Vanda Pharmaceuticals, Inc. (a)	5,920	61,331
Vertex Pharmaceuticals, Inc. (a)	30,548	7,268,897

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Xencor, Inc. (a) (b)	6,515	$194,668
		64,944,148
BUILDING PRODUCTS — 0.4%
AAON, Inc.	4,074	196,856
Allegion PLC	11,232	1,033,569
American Woodmark Corp. (a)	2,001	91,186
AO Smith Corp.	16,490	623,487
Apogee Enterprises, Inc.	4,054	84,404
Fortune Brands Home & Security, Inc.	16,446	711,289
Gibraltar Industries, Inc. (a)	3,935	168,890
Griffon Corp.	6,038	76,381
Insteel Industries, Inc.	2,094	27,745
Johnson Controls International PLC	91,886	2,477,247
Lennox International, Inc. (b)	4,293	780,424
Masco Corp.	34,011	1,175,760
Owens Corning	13,154	510,507
Patrick Industries, Inc.	2,447	68,907
PGT Innovations, Inc. (a)	6,110	51,263
Quanex Building Products Corp.	4,225	42,588
Resideo Technologies, Inc. (a)	12,579	60,882
Simpson Manufacturing Co., Inc.	4,722	292,670
Trane Technologies PLC	28,752	2,374,628
Trex Co., Inc. (a)	6,904	553,287
Universal Forest Products, Inc.	7,432	276,396
		11,678,366
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	5,994	354,485
Ameriprise Financial, Inc.	14,993	1,536,483
Bank of New York Mellon Corp.	100,261	3,376,790
BlackRock, Inc.	14,075	6,192,578
Blucora, Inc. (a)	6,074	73,192
Cboe Global Markets, Inc.	12,861	1,147,844
Charles Schwab Corp.	136,447	4,587,348
CME Group, Inc.	42,955	7,427,349
Donnelley Financial Solutions, Inc. (a)	4,145	21,844
E*TRADE Financial Corp.	27,155	931,960
Eaton Vance Corp.	13,376	431,376
Evercore, Inc. Class A	4,138	190,596
FactSet Research Systems, Inc.	4,588	1,196,000
Federated Hermes, Inc.	11,291	215,094
Franklin Resources, Inc.	33,254	555,009
Goldman Sachs Group, Inc.	37,890	5,857,415
Greenhill & Co., Inc.	6,457	63,537
Interactive Brokers Group, Inc. Class A	9,295	401,265
Intercontinental Exchange, Inc.	66,480	5,368,260
INTL. FCStone, Inc. (a)	2,056	74,551
Invesco, Ltd.	44,521	404,251
Janus Henderson Group PLC (b)	18,442	282,531
Legg Mason, Inc.	9,585	468,227
MarketAxess Holdings, Inc.	4,394	1,461,313
Moody's Corp.	19,442	4,111,983
Morgan Stanley	146,772	4,990,248
Security Description	Shares	Value
MSCI, Inc.	10,001	$2,889,889
Nasdaq, Inc.	13,637	1,294,833
Northern Trust Corp.	25,484	1,923,023
Piper Sandler Cos.	2,086	105,489
Raymond James Financial, Inc.	14,857	938,962
S&P Global, Inc.	29,038	7,115,762
SEI Investments Co.	14,889	689,956
State Street Corp. (c)	42,400	2,258,648
Stifel Financial Corp.	7,993	329,951
T Rowe Price Group, Inc.	27,862	2,720,724
Virtus Investment Partners, Inc.	950	72,304
Waddell & Reed Financial, Inc. Class A (b)	8,289	94,329
WisdomTree Investments, Inc.	14,160	32,993
		72,188,392
CHEMICALS — 1.8%
AdvanSix, Inc. (a)	4,003	38,189
Air Products & Chemicals, Inc.	26,354	5,260,522
Albemarle Corp. (b)	11,684	658,627
American Vanguard Corp.	7,655	110,691
Ashland Global Holdings, Inc.	7,228	361,906
Balchem Corp.	4,114	406,134
Cabot Corp.	8,115	211,964
Celanese Corp.	14,855	1,090,208
CF Industries Holdings, Inc.	25,862	703,446
Chemours Co.	22,862	202,786
Corteva, Inc. (a)	89,297	2,098,479
Dow, Inc.	88,640	2,591,834
DuPont de Nemours, Inc.	88,575	3,020,407
Eastman Chemical Co.	16,334	760,838
Ecolab, Inc.	29,950	4,667,108
Ferro Corp. (a)	9,911	92,767
FMC Corp.	15,425	1,260,068
FutureFuel Corp.	3,980	44,855
GCP Applied Technologies, Inc. (a)	6,293	112,015
Hawkins, Inc.	1,911	68,032
HB Fuller Co.	6,276	175,289
Ingevity Corp. (a)	5,400	190,080
Innospec, Inc.	2,786	193,599
International Flavors & Fragrances, Inc.	12,810	1,307,645
Koppers Holdings, Inc. (a)	2,172	26,868
Kraton Corp. (a)	4,090	33,129
Linde PLC	63,968	11,066,464
Livent Corp. (a) (b)	17,447	91,597
LSB Industries, Inc. (a) (b)	6,859	14,404
LyondellBasell Industries NV Class A	30,774	1,527,314
Minerals Technologies, Inc.	4,172	151,277
Mosaic Co.	44,128	477,465
NewMarket Corp.	705	269,923
Olin Corp.	21,109	246,342
PolyOne Corp.	8,852	167,922
PPG Industries, Inc.	28,303	2,366,131
Quaker Chemical Corp. (b)	1,514	191,188
Rayonier Advanced Materials, Inc.	34,013	36,054

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
RPM International, Inc.	15,400	$916,300
Scotts Miracle-Gro Co.	4,626	473,702
Sensient Technologies Corp.	5,056	219,987
Sherwin-Williams Co.	9,616	4,418,744
Stepan Co.	2,176	192,489
Tredegar Corp.	2,803	43,811
Trinseo SA	6,094	110,362
Valvoline, Inc.	22,431	293,622
		48,962,584
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	7,932	193,224
Brady Corp. Class A	6,144	277,279
Brink's Co.	6,169	321,096
Cintas Corp.	9,886	1,712,453
Clean Harbors, Inc. (a)	6,272	322,004
Copart, Inc. (a)	24,391	1,671,271
Deluxe Corp.	6,219	161,259
Harsco Corp. (a)	10,312	71,875
Healthcare Services Group, Inc. (b)	10,155	242,806
Herman Miller, Inc.	8,182	181,640
HNI Corp.	5,042	127,008
Interface, Inc.	8,133	61,485
KAR Auction Services, Inc.	15,254	183,048
Matthews International Corp. Class A	4,098	99,131
Mobile Mini, Inc.	6,101	160,029
MSA Safety, Inc.	4,184	423,421
Pitney Bowes, Inc. (b)	40,537	82,695
Republic Services, Inc.	25,237	1,894,289
Rollins, Inc. (b)	15,356	554,966
RR Donnelley & Sons Co.	37,024	35,488
Stericycle, Inc. (a) (b)	10,513	510,722
Team, Inc. (a)	3,591	23,342
Tetra Tech, Inc.	6,441	454,863
UniFirst Corp.	1,954	295,230
US Ecology, Inc.	1,818	55,267
Viad Corp.	2,182	46,324
Waste Management, Inc.	46,499	4,303,947
		14,466,162
COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	6,320	48,538
Applied Optoelectronics, Inc. (a) (b)	4,232	32,121
Arista Networks, Inc. (a)	6,378	1,291,864
CalAmp Corp. (a)	4,208	18,936
Ciena Corp. (a)	18,333	729,837
Cisco Systems, Inc.	506,353	19,904,736
Comtech Telecommunications Corp.	2,746	36,494
Digi International, Inc. (a)	4,007	38,227
Extreme Networks, Inc. (a)	14,869	45,945
F5 Networks, Inc. (a)	7,286	776,906
Harmonic, Inc. (a)	16,214	93,393
InterDigital, Inc.	4,248	189,588
Juniper Networks, Inc.	39,681	759,494
Lumentum Holdings, Inc. (a)	9,358	689,685
Security Description	Shares	Value
Motorola Solutions, Inc.	20,330	$2,702,263
NETGEAR, Inc. (a)	4,258	97,253
NetScout Systems, Inc. (a)	8,085	191,372
Plantronics, Inc. (b)	4,300	43,258
ViaSat, Inc. (a) (b)	6,179	221,950
Viavi Solutions, Inc. (a)	31,336	351,276
		28,263,136
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	18,601	555,240
Aegion Corp. (a)	4,258	76,346
Arcosa, Inc.	6,144	244,162
Comfort Systems USA, Inc.	4,152	151,756
Dycom Industries, Inc. (a) (b)	4,090	104,908
EMCOR Group, Inc.	6,650	407,778
Fluor Corp.	19,801	136,825
Granite Construction, Inc. (b)	6,361	96,560
Jacobs Engineering Group, Inc.	16,364	1,297,174
MasTec, Inc. (a) (b)	7,273	238,045
MYR Group, Inc. (a)	2,140	56,047
Quanta Services, Inc.	16,653	528,400
Valmont Industries, Inc.	1,904	201,786
		4,095,027
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	4,918	287,309
Martin Marietta Materials, Inc.	7,595	1,437,202
US Concrete, Inc. (a)	2,034	36,897
Vulcan Materials Co.	15,803	1,707,830
		3,469,238
CONSUMER FINANCE — 0.5%
American Express Co.	79,995	6,848,372
Capital One Financial Corp.	55,445	2,795,537
Discover Financial Services	37,535	1,338,873
Encore Capital Group, Inc. (a)	3,948	92,304
Enova International, Inc. (a)	3,050	44,195
EZCORP, Inc. Class A (a) (b)	6,088	25,387
FirstCash, Inc.	5,052	362,431
Green Dot Corp. Class A (a)	5,990	152,086
LendingTree, Inc. (a) (b)	705	129,290
Navient Corp.	25,804	195,594
PRA Group, Inc. (a) (b)	6,233	172,779
SLM Corp. (b)	50,243	361,247
Synchrony Financial	62,549	1,006,413
World Acceptance Corp. (a) (b)	759	41,449
		13,565,957
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	193,520	1,571,382
AptarGroup, Inc.	7,747	771,136
Avery Dennison Corp.	10,198	1,038,870
Ball Corp.	39,123	2,529,693
Greif, Inc. Class A	1,206	37,495
International Paper Co.	46,726	1,454,580
Myers Industries, Inc.	4,005	43,054
O-I Glass, Inc.	22,999	163,523
Packaging Corp. of America	11,466	995,593

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sealed Air Corp.	18,324	$452,786
Silgan Holdings, Inc.	9,405	272,933
Sonoco Products Co.	12,346	572,237
Westrock Co.	30,641	865,915
		10,769,197
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	6,098	174,220
Genuine Parts Co.	17,256	1,161,846
LKQ Corp. (a)	36,576	750,174
Pool Corp.	4,708	926,393
		3,012,633
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	8,209	219,919
American Public Education, Inc. (a)	2,064	49,392
Graham Holdings Co. Class B	286	97,575
Grand Canyon Education, Inc. (a)	6,220	474,493
H&R Block, Inc. (b)	23,456	330,260
Perdoceo Education Corp. (a)	8,194	88,413
Regis Corp. (a) (b)	6,223	36,778
Service Corp. International	21,995	860,224
Strategic Education, Inc.	2,773	387,555
WW International, Inc. (a)	5,622	95,068
		2,639,677
DIVERSIFIED FINANCIAL SERVICES — 1.6%
Berkshire Hathaway, Inc. Class B (a)	232,919	42,584,581
Calamos Asset Management, Inc. Class A (a) (d)	340	—
FGL Holdings (b)	15,598	152,860
Jefferies Financial Group, Inc.	27,241	372,385
		43,109,826
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	872,159	25,423,435
ATN International, Inc.	1,951	114,543
CenturyLink, Inc.	117,095	1,107,719
Cincinnati Bell, Inc. (a)	7,668	112,260
Cogent Communications Holdings, Inc.	4,927	403,866
Consolidated Communications Holdings, Inc.	18,466	84,020
Iridium Communications, Inc. (a)	10,029	223,948
Verizon Communications, Inc.	493,565	26,519,247
Vonage Holdings Corp. (a)	27,249	197,010
		54,186,048
ELECTRIC UTILITIES — 2.2%
ALLETE, Inc.	5,994	363,716
Alliant Energy Corp.	28,841	1,392,732
American Electric Power Co., Inc.	58,883	4,709,462
Duke Energy Corp.	86,951	7,032,597
Edison International	42,937	2,352,518
El Paso Electric Co.	4,821	327,635
Security Description	Shares	Value
Entergy Corp.	23,345	$2,193,730
Evergy, Inc.	27,054	1,489,323
Eversource Energy	38,672	3,024,537
Exelon Corp.	116,132	4,274,819
FirstEnergy Corp.	63,696	2,552,299
Hawaiian Electric Industries, Inc.	13,163	566,667
IDACORP, Inc.	6,216	545,703
NextEra Energy, Inc.	58,444	14,062,795
NRG Energy, Inc.	28,097	765,924
OGE Energy Corp.	23,801	731,405
Pinnacle West Capital Corp.	13,316	1,009,219
PNM Resources, Inc.	10,219	388,322
PPL Corp.	86,382	2,131,908
Southern Co.	125,350	6,786,449
Xcel Energy, Inc.	62,530	3,770,559
		60,472,319
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	5,165	442,434
AMETEK, Inc.	27,211	1,959,736
AZZ, Inc.	4,016	112,930
Eaton Corp. PLC	49,416	3,839,129
Emerson Electric Co.	72,934	3,475,305
Encore Wire Corp.	2,182	91,622
EnerSys	4,960	245,619
Generac Holdings, Inc. (a)	7,588	706,974
Hubbell, Inc.	6,030	691,882
nVent Electric PLC	18,442	311,117
Powell Industries, Inc.	3,186	81,785
Regal Beloit Corp.	4,800	302,160
Rockwell Automation, Inc.	13,740	2,073,503
Sunrun, Inc. (a)	9,435	95,293
Vicor Corp. (a)	2,103	93,668
		14,523,157
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	35,422	2,581,555
Anixter International, Inc. (a)	3,584	314,926
Arlo Technologies, Inc. (a)	8,292	20,150
Arrow Electronics, Inc. (a)	10,393	539,085
Avnet, Inc.	13,082	328,358
Badger Meter, Inc.	4,141	221,958
Bel Fuse, Inc. Class B	4,762	46,382
Belden, Inc.	4,446	160,412
Benchmark Electronics, Inc.	4,294	85,837
CDW Corp.	17,038	1,589,134
Cognex Corp.	20,588	869,225
Coherent, Inc. (a)	3,192	339,661
Corning, Inc.	91,915	1,887,934
CTS Corp.	4,109	102,273
Daktronics, Inc.	3,870	19,079
ePlus, Inc. (a)	2,029	127,056
Fabrinet (a)	4,266	232,753
FARO Technologies, Inc. (a)	2,084	92,738
FLIR Systems, Inc.	16,104	513,557
II-VI, Inc. (a) (b)	9,077	258,694

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Insight Enterprises, Inc. (a)	4,023	$169,489
IPG Photonics Corp. (a)	4,160	458,765
Itron, Inc. (a)	4,504	251,458
Jabil, Inc.	16,729	411,199
KEMET Corp.	3,892	94,031
Keysight Technologies, Inc. (a)	22,343	1,869,662
Knowles Corp. (a)	12,984	173,726
Littelfuse, Inc.	2,781	371,041
Methode Electronics, Inc.	3,774	99,747
MTS Systems Corp.	2,091	47,048
National Instruments Corp.	14,867	491,800
OSI Systems, Inc. (a)	2,172	149,694
PC Connection, Inc.	1,953	80,483
Plexus Corp. (a)	4,152	226,533
Rogers Corp. (a)	2,086	196,960
Sanmina Corp. (a)	10,036	273,782
ScanSource, Inc. (a)	3,984	85,218
SYNNEX Corp.	4,843	354,023
TE Connectivity, Ltd.	39,806	2,506,982
Tech Data Corp. (a)	4,216	551,664
Trimble, Inc. (a)	29,719	945,956
TTM Technologies, Inc. (a)	11,820	122,219
Vishay Intertechnology, Inc.	16,640	239,782
Zebra Technologies Corp. Class A (a)	6,137	1,126,753
		21,628,782
ENERGY EQUIPMENT & SERVICES — 0.2%
Apergy Corp. (a)	8,344	47,978
Archrock, Inc.	9,588	36,051
Baker Hughes Co.	77,627	815,084
Core Laboratories NV	5,266	54,450
Diamond Offshore Drilling, Inc. (a) (b)	19,756	36,154
DMC Global, Inc.	1,973	45,399
Dril-Quip, Inc. (a)	4,029	122,885
Era Group, Inc. (a)	9,372	49,953
Exterran Corp. (a)	4,233	20,318
Geospace Technologies Corp. (a)	681	4,358
Halliburton Co.	104,711	717,270
Helix Energy Solutions Group, Inc. (a)	16,518	27,090
Helmerich & Payne, Inc.	14,145	221,369
KLX Energy Services Holdings, Inc. (a) (b)	4,418	3,093
Matrix Service Co. (a)	4,037	38,230
Nabors Industries, Ltd.	40,306	15,723
National Oilwell Varco, Inc.	46,158	453,733
Newpark Resources, Inc. (a)	12,264	11,001
Noble Corp. PLC (a)	29,774	7,741
Oceaneering International, Inc. (a)	12,230	35,956
Oil States International, Inc. (a)	7,607	15,442
Patterson-UTI Energy, Inc.	23,293	54,739
ProPetro Holding Corp. (a)	10,133	25,333
RPC, Inc. (b)	8,317	17,133
Schlumberger, Ltd.	165,375	2,230,909
SEACOR Holdings, Inc. (a)	2,172	58,557
TechnipFMC PLC	50,092	337,620
Security Description	Shares	Value
TETRA Technologies, Inc. (a)	34,882	$11,162
Transocean, Ltd. (a) (b)	68,758	79,759
US Silica Holdings, Inc. (b)	12,444	22,399
Valaris PLC (b)	23,786	10,706
		5,627,595
ENTERTAINMENT — 1.9%
Activision Blizzard, Inc.	91,826	5,461,811
Cinemark Holdings, Inc. (b)	14,445	147,195
Electronic Arts, Inc. (a)	34,840	3,489,923
Glu Mobile, Inc. (a)	15,794	99,344
Live Nation Entertainment, Inc. (a)	16,672	757,909
Marcus Corp.	1,766	21,757
Netflix, Inc. (a)	52,283	19,632,267
Take-Two Interactive Software, Inc. (a)	12,827	1,521,410
Walt Disney Co.	215,087	20,777,404
World Wrestling Entertainment, Inc. Class A (b)	5,723	194,181
		52,103,201
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Acadia Realty Trust REIT	10,257	127,084
Agree Realty Corp. REIT (b)	5,888	364,467
Alexander & Baldwin, Inc. REIT	7,395	82,972
Alexandria Real Estate Equities, Inc. REIT	14,571	1,997,101
American Assets Trust, Inc. REIT	5,837	145,925
American Campus Communities, Inc. REIT	16,544	459,096
American Tower Corp. REIT	52,933	11,526,161
Apartment Investment & Management Co. Class A REIT	17,774	624,756
Armada Hoffler Properties, Inc. REIT	5,725	61,258
AvalonBay Communities, Inc. REIT	16,499	2,428,158
Boston Properties, Inc. REIT	17,108	1,577,871
Brixmor Property Group, Inc. REIT	35,668	338,846
Camden Property Trust REIT	11,939	946,046
CareTrust REIT, Inc.	11,914	176,208
CBL & Associates Properties, Inc. REIT (b)	160,731	32,162
Cedar Realty Trust, Inc. REIT	31,590	29,477
Chatham Lodging Trust REIT	5,705	33,888
Community Healthcare Trust, Inc. REIT	2,073	79,354
CoreCivic, Inc. REIT	17,114	191,163
CoreSite Realty Corp. REIT	3,819	442,622
Corporate Office Properties Trust REIT	14,056	311,059
Cousins Properties, Inc. REIT	17,485	511,786
Crown Castle International Corp. REIT	49,776	7,187,654
CyrusOne, Inc. REIT	13,375	825,906
DiamondRock Hospitality Co. REIT	26,984	137,079
Digital Realty Trust, Inc. REIT	31,448	4,368,442
Diversified Healthcare Trust REIT	34,227	124,244

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Douglas Emmett, Inc. REIT	20,974	$639,917
Duke Realty Corp. REIT	43,874	1,420,640
Easterly Government Properties, Inc. REIT	6,010	148,086
EastGroup Properties, Inc. REIT	4,796	501,086
EPR Properties REIT	10,176	246,463
Equinix, Inc. REIT	10,107	6,312,529
Equity Residential REIT	41,543	2,563,619
Essential Properties Realty Trust, Inc. REIT	12,102	158,052
Essex Property Trust, Inc. REIT	7,552	1,663,252
Extra Space Storage, Inc. REIT	15,389	1,473,651
Federal Realty Investment Trust REIT	8,310	620,009
First Industrial Realty Trust, Inc. REIT	16,134	536,133
Four Corners Property Trust, Inc. REIT	8,096	151,476
Franklin Street Properties Corp. REIT	12,894	73,883
GEO Group, Inc. REIT	17,178	208,884
Getty Realty Corp. REIT	4,220	100,183
Global Net Lease, Inc. REIT	10,015	133,901
Healthcare Realty Trust, Inc. REIT	16,514	461,236
Healthpeak Properties, Inc. REIT	58,988	1,406,864
Hersha Hospitality Trust REIT	7,466	26,728
Highwoods Properties, Inc. REIT	12,431	440,306
Host Hotels & Resorts, Inc. REIT	85,571	944,704
Independence Realty Trust, Inc. REIT (b)	10,133	90,589
Industrial Logistics Properties Trust REIT	5,243	91,962
Innovative Industrial Properties, Inc. REIT	1,333	101,215
Investors Real Estate Trust REIT	398	21,890
Iron Mountain, Inc. REIT (b)	33,348	793,682
iStar, Inc. REIT (b)	10,351	109,824
JBG SMITH Properties REIT	14,092	448,548
Kilroy Realty Corp. REIT	11,551	735,799
Kimco Realty Corp. REIT	50,289	486,295
Kite Realty Group Trust REIT	9,932	94,056
Lamar Advertising Co. Class A REIT	10,263	526,287
Lexington Realty Trust REIT	29,570	293,630
Life Storage, Inc. REIT	4,799	453,745
LTC Properties, Inc. REIT	6,005	185,554
Macerich Co. REIT (b)	12,957	72,948
Mack-Cali Realty Corp. REIT	12,282	187,055
Medical Properties Trust, Inc. REIT	61,854	1,069,456
Mid-America Apartment Communities, Inc. REIT	13,533	1,394,305
National Retail Properties, Inc. REIT	20,591	662,824
National Storage Affiliates Trust REIT	7,714	228,334
NexPoint Residential Trust, Inc. REIT	1,735	43,739
Office Properties Income Trust REIT	5,854	159,522
Security Description	Shares	Value
Omega Healthcare Investors, Inc. REIT	27,575	$731,840
Park Hotels & Resorts, Inc. REIT	28,675	226,819
Pebblebrook Hotel Trust REIT	17,668	192,405
Pennsylvania Real Estate Investment Trust (b)	9,513	8,672
PotlatchDeltic Corp. REIT	8,364	262,546
Prologis, Inc. REIT	88,186	7,087,509
PS Business Parks, Inc. REIT	2,153	291,775
Public Storage REIT	18,047	3,584,315
Rayonier, Inc. REIT	16,505	388,693
Realty Income Corp. REIT	39,007	1,944,889
Regency Centers Corp. REIT	20,843	800,996
Retail Opportunity Investments Corp. REIT	14,451	119,799
RPT Realty REIT	12,925	77,938
Sabra Health Care REIT, Inc.	24,768	270,467
Safehold, Inc. REIT (b)	1,422	89,913
Saul Centers, Inc. REIT	2,151	70,424
SBA Communications Corp. REIT	13,272	3,583,042
Service Properties Trust REIT	19,671	106,223
Simon Property Group, Inc. REIT	36,542	2,004,694
SL Green Realty Corp. REIT (b)	9,551	411,648
Spirit Realty Capital, Inc. REIT	11,486	300,359
Summit Hotel Properties, Inc. REIT	12,652	53,391
Tanger Factory Outlet Centers, Inc. REIT (b)	12,255	61,275
Taubman Centers, Inc. REIT	5,681	237,920
UDR, Inc. REIT	35,645	1,302,468
Uniti Group, Inc. REIT	20,583	124,115
Universal Health Realty Income Trust REIT	893	90,023
Urban Edge Properties REIT	14,549	128,177
Urstadt Biddle Properties, Inc. Class A REIT	3,544	49,970
Ventas, Inc. REIT	43,581	1,167,971
Vornado Realty Trust REIT	18,793	680,495
Washington Prime Group, Inc. REIT (b)	22,428	18,057
Washington Real Estate Investment Trust	10,285	245,503
Weingarten Realty Investors REIT	14,518	209,495
Welltower, Inc. REIT	48,314	2,211,815
Weyerhaeuser Co. REIT	88,907	1,506,974
Whitestone REIT	4,795	29,729
Xenia Hotels & Resorts, Inc. REIT	13,875	142,913
		94,428,903
FOOD & STAPLES RETAILING — 1.6%
Andersons, Inc.	3,938	73,837
BJ's Wholesale Club Holdings, Inc. (a) (b)	14,750	375,682
Casey's General Stores, Inc.	3,924	519,891
Chefs' Warehouse, Inc. (a)	2,009	20,231
Costco Wholesale Corp.	52,766	15,045,170
Kroger Co.	95,601	2,879,502
PriceSmart, Inc.	1,818	95,536

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SpartanNash Co.	9,138	$130,856
Sprouts Farmers Market, Inc. (a)	14,160	263,234
Sysco Corp.	60,789	2,773,802
United Natural Foods, Inc. (a)	6,164	56,586
Walmart, Inc.	169,232	19,228,140
Walgreens Boots Alliance, Inc.	89,522	4,095,631
		45,558,098
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	66,424	2,336,796
B&G Foods, Inc. (b)	3,805	68,833
Calavo Growers, Inc.	2,131	122,937
Cal-Maine Foods, Inc.	4,044	177,855
Campbell Soup Co.	20,303	937,187
Conagra Brands, Inc.	58,342	1,711,754
Darling Ingredients, Inc. (a)	21,110	404,679
Flowers Foods, Inc.	20,154	413,560
Fresh Del Monte Produce, Inc.	4,096	113,091
General Mills, Inc.	72,231	3,811,630
Hain Celestial Group, Inc. (a) (b)	9,721	252,454
Hershey Co.	17,982	2,382,615
Hormel Foods Corp. (b)	33,370	1,556,377
Ingredion, Inc.	8,018	605,359
J&J Snack Foods Corp.	1,833	221,793
J.M. Smucker Co.	13,482	1,496,502
John B Sanfilippo & Son, Inc.	28	2,503
Kellogg Co.	29,683	1,780,683
Kraft Heinz Co.	74,447	1,841,819
Lamb Weston Holdings, Inc.	17,403	993,711
Lancaster Colony Corp.	1,920	277,709
McCormick & Co., Inc.	14,945	2,110,384
Mondelez International, Inc. Class A	171,914	8,609,453
Pilgrim's Pride Corp. (a)	6,088	110,315
Post Holdings, Inc. (a)	8,264	685,664
Sanderson Farms, Inc.	2,204	271,797
Seneca Foods Corp. Class A (a)	962	38,268
Tootsie Roll Industries, Inc. (b)	2,123	76,356
TreeHouse Foods, Inc. (a)	7,507	331,434
Tyson Foods, Inc. Class A	35,840	2,074,061
		35,817,579
GAS UTILITIES — 0.2%
Atmos Energy Corp.	14,159	1,404,997
National Fuel Gas Co.	10,159	378,829
New Jersey Resources Corp.	9,962	338,409
Northwest Natural Holding Co.	4,052	250,211
ONE Gas, Inc.	5,890	492,522
South Jersey Industries, Inc. (b)	10,224	255,600
Southwest Gas Holdings, Inc.	5,998	417,221
Spire, Inc.	6,119	455,743
UGI Corp.	26,092	695,874
		4,689,406
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	211,112	16,658,848
ABIOMED, Inc. (a)	5,609	814,202
Security Description	Shares	Value
Align Technology, Inc. (a)	8,544	$1,486,229
AngioDynamics, Inc. (a)	3,829	39,936
Avanos Medical, Inc. (a)	6,204	167,074
Baxter International, Inc.	60,799	4,936,271
Becton Dickinson and Co.	32,444	7,454,658
Boston Scientific Corp. (a)	166,410	5,429,958
Cantel Medical Corp. (b)	4,276	153,508
Cardiovascular Systems, Inc. (a)	4,190	147,530
CONMED Corp.	3,344	191,511
Cooper Cos., Inc.	6,044	1,666,150
CryoLife, Inc. (a)	3,738	63,247
Cutera, Inc. (a)	2,003	26,159
Danaher Corp.	76,104	10,533,555
DENTSPLY SIRONA, Inc.	26,591	1,032,529
Edwards Lifesciences Corp. (a)	24,929	4,702,108
Glaukos Corp. (a)	4,670	144,116
Globus Medical, Inc. Class A (a)	8,184	348,066
Haemonetics Corp. (a)	6,256	623,473
Heska Corp. (a)	1,440	79,632
Hill-Rom Holdings, Inc.	8,017	806,510
Hologic, Inc. (a)	31,722	1,113,442
ICU Medical, Inc. (a)	2,054	414,436
IDEXX Laboratories, Inc. (a)	10,161	2,461,401
Inogen, Inc. (a) (b)	2,200	113,652
Integer Holdings Corp. (a)	4,046	254,332
Integra LifeSciences Holdings Corp. (a)	8,199	366,249
Intuitive Surgical, Inc. (a)	13,724	6,796,262
Invacare Corp.	4,179	31,050
Lantheus Holdings, Inc. (a)	3,964	50,581
LeMaitre Vascular, Inc.	2,013	50,164
LivaNova PLC (a)	5,866	265,437
Masimo Corp. (a)	5,495	973,274
Medtronic PLC	160,102	14,437,998
Meridian Bioscience, Inc. (a)	15,013	126,109
Merit Medical Systems, Inc. (a)	6,144	192,000
Mesa Laboratories, Inc.	570	128,871
Natus Medical, Inc. (a)	4,094	94,694
Neogen Corp. (a)	6,081	407,366
NuVasive, Inc. (a)	5,845	296,108
OraSure Technologies, Inc. (a)	3,872	41,663
Orthofix Medical, Inc. (a)	2,348	65,768
Penumbra, Inc. (a) (b)	4,037	651,289
ResMed, Inc.	17,091	2,517,333
STERIS PLC	10,032	1,404,179
Stryker Corp.	38,412	6,395,214
Surmodics, Inc. (a)	1,991	66,340
Tactile Systems Technology, Inc. (a)	1,933	77,629
Teleflex, Inc.	5,611	1,643,237
Varex Imaging Corp. (a)	4,109	93,315
Varian Medical Systems, Inc. (a)	10,882	1,117,146
West Pharmaceutical Services, Inc.	8,799	1,339,648
Zimmer Biomet Holdings, Inc.	24,543	2,480,806
		103,972,263

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.9%
Acadia Healthcare Co., Inc. (a)	11,841	$217,282
Addus HomeCare Corp. (a)	1,953	132,023
Amedisys, Inc. (a)	3,474	637,618
AmerisourceBergen Corp.	18,072	1,599,372
AMN Healthcare Services, Inc. (a)	4,780	276,332
Anthem, Inc.	30,357	6,892,253
BioTelemetry, Inc. (a) (b)	4,186	161,203
Cardinal Health, Inc.	34,948	1,675,407
Centene Corp. (a)	69,164	4,109,033
Chemed Corp.	1,776	769,363
Cigna Corp. (a)	44,742	7,927,388
Community Health Systems, Inc. (a)	23,484	78,437
CorVel Corp. (a)	287	15,644
Covetrus, Inc. (a) (b)	12,329	100,358
Cross Country Healthcare, Inc. (a)	3,862	26,030
CVS Health Corp.	155,171	9,206,295
DaVita, Inc. (a)	10,726	815,820
Encompass Health Corp.	11,705	749,471
Ensign Group, Inc.	6,157	231,565
Hanger, Inc. (a)	4,218	65,717
HCA Healthcare, Inc.	31,570	2,836,565
HealthEquity, Inc. (a)	8,031	406,288
Henry Schein, Inc. (a)	16,231	819,990
Humana, Inc.	15,822	4,968,425
Laboratory Corp. of America Holdings (a)	11,447	1,446,786
LHC Group, Inc. (a)	3,508	491,822
Magellan Health, Inc. (a)	2,772	133,361
McKesson Corp.	18,699	2,529,227
MEDNAX, Inc. (a)	9,978	116,144
Molina Healthcare, Inc. (a)	6,902	964,278
Owens & Minor, Inc.	17,376	158,990
Patterson Cos., Inc. (b)	11,200	171,248
Providence Service Corp. (a)	1,905	104,546
Quest Diagnostics, Inc.	16,125	1,294,838
RadNet, Inc. (a)	4,114	43,238
Select Medical Holdings Corp. (a)	12,989	194,835
Tenet Healthcare Corp. (a)	12,738	183,427
The Pennant Group, Inc. (a)	3,044	43,103
Tivity Health, Inc. (a) (b)	7,163	45,055
UnitedHealth Group, Inc.	112,663	28,095,899
Universal Health Services, Inc. Class B	9,730	964,048
US Physical Therapy, Inc.	1,931	133,239
		81,831,963
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	25,371	178,612
Cerner Corp.	37,171	2,341,401
Computer Programs & Systems, Inc.	4,076	90,691
HealthStream, Inc. (a)	3,990	95,561
HMS Holdings Corp. (a)	10,018	253,155
NextGen Healthcare, Inc. (a)	6,254	65,292
Omnicell, Inc. (a)	3,930	257,729
Security Description	Shares	Value
Tabula Rasa HealthCare, Inc. (a) (b)	1,893	$98,985
		3,381,426
HOTELS, RESTAURANTS & LEISURE — 1.6%
BJ's Restaurants, Inc.	3,438	47,754
Bloomin' Brands, Inc.	10,364	73,999
Boyd Gaming Corp.	10,280	148,238
Brinker International, Inc.	4,315	51,823
Caesars Entertainment Corp. (a) (b)	70,287	475,140
Carnival Corp.	47,894	630,764
Cheesecake Factory, Inc. (b)	6,217	106,186
Chipotle Mexican Grill, Inc. (a)	2,930	1,917,392
Choice Hotels International, Inc. (b)	4,184	256,270
Churchill Downs, Inc.	4,692	483,041
Chuy's Holdings, Inc. (a)	5,129	51,649
Cracker Barrel Old Country Store, Inc. (b)	2,782	231,518
Darden Restaurants, Inc.	14,739	802,686
Dave & Buster's Entertainment, Inc. (b)	3,754	49,102
Dine Brands Global, Inc.	1,616	46,347
Domino's Pizza, Inc.	4,334	1,404,519
Dunkin' Brands Group, Inc.	9,736	516,982
El Pollo Loco Holdings, Inc. (a) (b)	2,223	18,784
Eldorado Resorts, Inc. (a)	7,957	114,581
Fiesta Restaurant Group, Inc. (a)	10,195	41,086
Hilton Worldwide Holdings, Inc.	33,787	2,305,625
Jack in the Box, Inc.	2,633	92,287
Las Vegas Sands Corp.	40,382	1,715,024
Marriott International, Inc. Class A	32,577	2,437,085
Marriott Vacations Worldwide Corp.	3,930	218,429
McDonald's Corp.	90,011	14,883,319
MGM Resorts International	61,597	726,845
Monarch Casino & Resort, Inc. (a)	1,913	53,698
Norwegian Cruise Line Holdings, Ltd. (a)	25,569	280,236
Papa John's International, Inc.	2,474	132,037
Penn National Gaming, Inc. (a)	13,221	167,246
Red Robin Gourmet Burgers, Inc. (a)	3,694	31,473
Royal Caribbean Cruises, Ltd. (b)	20,446	657,748
Ruth's Hospitality Group, Inc.	4,128	27,575
Scientific Games Corp. Class A (a) (b)	8,025	77,842
Shake Shack, Inc. Class A (a) (b)	3,701	139,676
Six Flags Entertainment Corp.	10,244	128,460
Starbucks Corp.	141,098	9,275,783
Texas Roadhouse, Inc.	8,263	341,262
Wendy's Co.	24,115	358,831
Wingstop, Inc.	4,026	320,872
Wyndham Destinations, Inc.	10,927	237,116
Wyndham Hotels & Resorts, Inc.	11,527	363,216
Wynn Resorts, Ltd.	11,674	702,658
Yum! Brands, Inc.	36,027	2,468,930
		45,611,134

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD DURABLES — 0.4%
Cavco Industries, Inc. (a)	872	$126,388
Century Communities, Inc. (a)	1,951	28,309
D.R. Horton, Inc.	39,981	1,359,354
Ethan Allen Interiors, Inc.	4,016	41,044
Garmin, Ltd.	17,220	1,290,811
Helen of Troy, Ltd. (a)	2,944	424,024
Installed Building Products, Inc. (a)	2,225	88,711
iRobot Corp. (a) (b)	3,344	136,770
KB Home	11,859	214,648
La-Z-Boy, Inc.	6,233	128,088
Leggett & Platt, Inc.	17,033	454,440
Lennar Corp. Class A	33,220	1,269,004
LGI Homes, Inc. (a)	1,963	88,629
M/I Homes, Inc. (a)	2,072	34,250
MDC Holdings, Inc.	6,396	148,387
Meritage Homes Corp. (a)	4,201	153,378
Mohawk Industries, Inc. (a)	7,123	543,058
Newell Brands, Inc.	45,494	604,160
NVR, Inc. (a)	399	1,025,075
PulteGroup, Inc.	30,556	682,010
Taylor Morrison Home Corp. (a)	18,311	201,421
Tempur Sealy International, Inc. (a)	5,456	238,482
Toll Brothers, Inc.	15,771	303,592
TopBuild Corp. (a)	4,212	301,748
TRI Pointe Group, Inc. (a) (b)	16,524	144,915
Tupperware Brands Corp.	6,263	10,146
Universal Electronics, Inc. (a)	2,479	95,119
Whirlpool Corp.	7,676	658,601
		10,794,562
HOUSEHOLD PRODUCTS — 1.8%
Central Garden & Pet Co. (a)	1,933	53,158
Central Garden & Pet Co. Class A (a)	4,666	119,310
Church & Dwight Co., Inc.	29,205	1,874,377
Clorox Co.	14,909	2,582,984
Colgate-Palmolive Co.	102,420	6,796,591
Energizer Holdings, Inc. (b)	8,389	253,767
Kimberly-Clark Corp.	41,050	5,249,063
Procter & Gamble Co.	297,629	32,739,190
WD-40 Co. (b)	1,614	324,172
		49,992,612
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (e)
AES Corp.	77,652	1,056,067
INDUSTRIAL CONGLOMERATES — 1.2%
3M Co.	68,686	9,376,326
Carlisle Cos., Inc.	6,751	845,765
General Electric Co.	1,042,732	8,279,292
Honeywell International, Inc.	85,233	11,403,323
Raven Industries, Inc.	4,188	88,911
Roper Technologies, Inc.	12,422	3,873,304
		33,866,921
INSURANCE — 2.2%
Aflac, Inc.	88,486	3,029,761
Security Description	Shares	Value
Alleghany Corp.	1,686	$931,262
Allstate Corp.	38,700	3,549,951
Ambac Financial Group, Inc. (a)	5,523	68,154
American Equity Investment Life Holding Co.	10,192	191,610
American Financial Group, Inc.	9,544	668,843
American International Group, Inc.	103,877	2,519,017
AMERISAFE, Inc.	2,116	136,418
Aon PLC	27,952	4,613,198
Arthur J Gallagher & Co.	22,714	1,851,418
Assurant, Inc.	7,311	761,002
Brighthouse Financial, Inc. (a)	13,240	320,011
Brown & Brown, Inc.	26,071	944,292
Chubb, Ltd.	54,082	6,040,419
Cincinnati Financial Corp.	18,296	1,380,433
CNO Financial Group, Inc.	18,138	224,730
eHealth, Inc. (a)	2,040	287,273
Employers Holdings, Inc.	4,120	166,901
Everest Re Group, Ltd.	4,766	917,074
First American Financial Corp.	12,233	518,802
Genworth Financial, Inc. Class A (a)	53,134	176,405
Globe Life, Inc.	11,826	851,117
Hanover Insurance Group, Inc.	4,544	411,595
Hartford Financial Services Group, Inc.	42,909	1,512,113
HCI Group, Inc. (b)	1,808	72,772
Horace Mann Educators Corp.	4,096	149,873
James River Group Holdings, Ltd.	3,644	132,059
Kemper Corp.	6,413	476,935
Kinsale Capital Group, Inc. (b)	2,083	217,736
Lincoln National Corp.	23,742	624,889
Loews Corp.	30,732	1,070,396
Marsh & McLennan Cos., Inc.	60,335	5,216,564
Mercury General Corp.	4,036	164,346
MetLife, Inc.	93,376	2,854,504
Old Republic International Corp.	33,820	515,755
Primerica, Inc.	4,824	426,827
Principal Financial Group, Inc.	30,689	961,793
ProAssurance Corp.	8,055	201,375
Progressive Corp.	69,727	5,148,642
Prudential Financial, Inc.	48,118	2,508,872
Reinsurance Group of America, Inc.	7,598	639,296
RenaissanceRe Holdings, Ltd.	5,266	786,319
RLI Corp.	4,636	407,643
Safety Insurance Group, Inc.	2,004	169,198
Selective Insurance Group, Inc.	6,191	307,693
Stewart Information Services Corp.	2,075	55,340
Third Point Reinsurance, Ltd. (a)	9,710	71,951
Travelers Cos., Inc.	30,725	3,052,529
United Fire Group, Inc.	2,172	70,829
United Insurance Holdings Corp.	2,223	20,540
Universal Insurance Holdings, Inc.	4,085	73,203
Unum Group	24,600	369,246
Willis Towers Watson PLC	15,298	2,598,365
WR Berkley Corp.	17,280	901,498
		62,338,787

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
INTERACTIVE MEDIA & SERVICES — 4.8%
Actua Corp. (a)	1,285	$64
Alphabet, Inc. Class A (a)	35,727	41,512,988
Alphabet, Inc. Class C (a)	35,640	41,442,548
Facebook, Inc. Class A (a)	286,504	47,788,867
QuinStreet, Inc. (a)	5,572	44,855
TripAdvisor, Inc.	11,511	200,176
Twitter, Inc. (a)	91,060	2,236,434
Yelp, Inc. (a)	5,957	107,405
		133,333,337
INTERNET & DIRECT MARKETING RETAIL — 3.9%
Amazon.com, Inc. (a)	49,598	96,702,213
Booking Holdings, Inc. (a)	4,921	6,620,320
eBay, Inc.	91,312	2,744,839
Etsy, Inc. (a)	14,176	544,925
Expedia Group, Inc.	16,565	932,112
GrubHub, Inc. (a)	9,022	367,466
Liquidity Services, Inc. (a)	4,738	18,383
PetMed Express, Inc.	2,147	61,791
Shutterstock, Inc.	2,367	76,123
Stamps.com, Inc. (a)	1,904	247,672
		108,315,844
IT SERVICES — 5.3%
Accenture PLC Class A	75,846	12,382,618
Akamai Technologies, Inc. (a)	19,272	1,763,195
Alliance Data Systems Corp.	4,810	161,857
Automatic Data Processing, Inc.	51,811	7,081,527
Broadridge Financial Solutions, Inc.	13,635	1,293,007
CACI International, Inc. Class A (a)	2,925	617,614
Cardtronics PLC Class A (a)	4,440	92,885
Cognizant Technology Solutions Corp. Class A	65,442	3,041,090
CSG Systems International, Inc.	4,140	173,259
DXC Technology Co.	30,765	401,483
EVERTEC, Inc.	7,146	162,429
ExlService Holdings, Inc. (a)	4,130	214,884
Fidelity National Information Services, Inc.	73,290	8,914,996
Fiserv, Inc. (a)	68,145	6,473,094
FleetCor Technologies, Inc. (a)	10,364	1,933,301
Gartner, Inc. (a)	10,758	1,071,174
Global Payments, Inc.	36,071	5,202,520
Helios & Matheson Analytics, Inc. (a)	1	—
International Business Machines Corp.	105,843	11,741,164
Jack Henry & Associates, Inc.	9,299	1,443,577
KBR, Inc.	17,259	356,916
Leidos Holdings, Inc.	15,885	1,455,860
LiveRamp Holdings, Inc. (a)	8,969	295,259
ManTech International Corp. Class A	2,186	158,857
Mastercard, Inc. Class A	105,547	25,495,933
MAXIMUS, Inc.	8,232	479,102
NIC, Inc.	7,923	182,229
Security Description	Shares	Value
Paychex, Inc.	37,951	$2,387,877
PayPal Holdings, Inc. (a)	140,187	13,421,503
Perficient, Inc. (a)	4,189	113,480
Perspecta, Inc.	16,591	302,620
Sabre Corp.	32,522	192,855
Science Applications International Corp.	6,412	478,528
Sykes Enterprises, Inc. (a)	6,011	163,018
TTEC Holdings, Inc.	2,057	75,533
Unisys Corp. (a)	332	4,100
VeriSign, Inc. (a)	12,301	2,215,287
Virtusa Corp. (a)	3,983	113,117
Visa, Inc. Class A	203,630	32,808,866
Western Union Co.	49,591	899,085
WEX, Inc. (a)	5,120	535,296
		146,300,995
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	9,537	337,324
Callaway Golf Co.	12,292	125,624
Hasbro, Inc.	15,205	1,087,918
Mattel, Inc. (a) (b)	41,320	364,029
Polaris, Inc.	6,851	329,876
Sturm Ruger & Co., Inc.	2,086	106,198
Vista Outdoor, Inc. (a)	14,076	123,869
		2,474,838
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	36,936	2,645,356
Bio-Rad Laboratories, Inc. Class A (a)	2,437	854,315
Bio-Techne Corp.	4,366	827,881
Charles River Laboratories International, Inc. (a)	5,182	654,020
Illumina, Inc. (a)	17,505	4,780,966
IQVIA Holdings, Inc. (a)	21,851	2,356,849
Luminex Corp.	6,027	165,923
Medpace Holdings, Inc. (a)	3,181	233,422
Mettler-Toledo International, Inc. (a)	2,816	1,944,476
NeoGenomics, Inc. (a)	9,831	271,434
PerkinElmer, Inc.	13,095	985,792
PRA Health Sciences, Inc. (a)	7,680	637,747
Repligen Corp. (a)	5,628	543,327
Syneos Health, Inc. (a)	8,223	324,151
Thermo Fisher Scientific, Inc.	47,939	13,595,500
Waters Corp. (a)	7,875	1,433,644
		32,254,803
MACHINERY — 1.7%
AGCO Corp.	7,602	359,195
Alamo Group, Inc.	1,045	92,775
Albany International Corp. Class A	4,064	192,349
Astec Industries, Inc.	1,871	65,429
Barnes Group, Inc.	6,003	251,106
Briggs & Stratton Corp.	6,060	10,969
Caterpillar, Inc.	65,896	7,646,572

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Chart Industries, Inc. (a)	4,391	$127,251
CIRCOR International, Inc. (a)	2,046	23,795
Colfax Corp. (a)	11,562	228,928
Crane Co.	6,205	305,162
Cummins, Inc.	18,477	2,500,308
Deere & Co.	37,750	5,215,540
Donaldson Co., Inc.	14,988	578,986
Dover Corp.	17,276	1,450,147
Enerpac Tool Group Corp.	8,316	137,630
EnPro Industries, Inc.	2,680	106,074
ESCO Technologies, Inc.	2,986	226,667
Federal Signal Corp.	8,173	222,959
Flowserve Corp.	16,626	397,195
Fortive Corp.	35,362	1,951,629
Franklin Electric Co., Inc.	4,460	210,200
Graco, Inc.	20,758	1,011,537
Greenbrier Cos., Inc.	4,026	71,421
Hillenbrand, Inc.	9,144	174,742
IDEX Corp.	9,115	1,258,873
Illinois Tool Works, Inc.	34,868	4,955,440
Ingersoll Rand, Inc. (a)	41,449	1,027,935
ITT, Inc.	10,265	465,620
John Bean Technologies Corp.	4,059	301,462
Kennametal, Inc.	9,791	182,308
Lincoln Electric Holdings, Inc.	7,342	506,598
Lindsay Corp.	1,204	110,262
Lydall, Inc. (a)	2,076	13,411
Meritor, Inc. (a)	9,455	125,279
Mueller Industries, Inc.	8,086	193,579
Nordson Corp.	5,455	736,807
Oshkosh Corp.	7,958	511,938
PACCAR, Inc.	41,159	2,516,050
Parker-Hannifin Corp.	15,200	1,971,896
Pentair PLC	20,242	602,402
Proto Labs, Inc. (a)	3,174	241,637
Snap-on, Inc.	6,182	672,725
SPX Corp. (a)	6,107	199,332
SPX FLOW, Inc. (a)	5,077	144,288
Standex International Corp.	2,004	98,236
Stanley Black & Decker, Inc.	18,230	1,823,000
Tennant Co.	2,076	120,304
Terex Corp.	10,386	149,143
Timken Co.	8,017	259,270
Titan International, Inc.	8,490	13,160
Toro Co.	12,803	833,347
Trinity Industries, Inc.	11,601	186,428
Wabash National Corp.	8,232	59,435
Watts Water Technologies, Inc. Class A	3,252	275,282
Westinghouse Air Brake Technologies Corp.	21,868	1,052,507
Woodward, Inc.	6,632	394,206
Xylem, Inc.	21,563	1,404,398
		46,965,124
MARINE — 0.0% (e)
Kirby Corp. (a)	6,172	268,297
Security Description	Shares	Value
Matson, Inc.	6,076	$186,047
		454,344
MEDIA — 1.3%
AMC Networks, Inc. Class A (a) (b)	6,365	154,733
Cable One, Inc.	576	946,950
CBS Corp. Class B (a)	1,685	23,607
Charter Communications, Inc. Class A (a)	18,577	8,105,331
Comcast Corp. Class A	542,046	18,635,541
Discovery, Inc. Class A (a) (b)	19,266	374,531
Discovery, Inc. Class C (a)	40,020	701,951
DISH Network Corp. Class A (a)	30,743	614,553
EW Scripps Co. Class A	8,227	62,032
Fox Corp. Class A	42,326	1,000,163
Fox Corp. Class B (a)	20,728	474,257
Gannett Co., Inc. (b)	9,776	14,468
Interpublic Group of Cos., Inc.	46,475	752,430
John Wiley & Sons, Inc. Class A	5,177	194,086
Meredith Corp. (b)	5,995	73,259
New York Times Co. Class A	16,120	495,045
News Corp. Class A	46,572	417,984
News Corp. Class B	14,369	129,177
Omnicom Group, Inc.	25,905	1,422,184
Scholastic Corp.	4,076	103,897
Taptica International, Ltd. (a)	1,016	1,764
TechTarget, Inc. (a)	3,823	78,792
TEGNA, Inc. (b)	25,766	279,819
ViacomCBS, Inc. Class B	62,782	879,576
		35,936,130
METALS & MINING — 0.4%
Allegheny Technologies, Inc. (a) (b)	15,727	133,679
Carpenter Technology Corp.	6,120	119,340
Century Aluminum Co. (a)	6,790	24,580
Cleveland-Cliffs, Inc. (b)	44,445	175,558
Commercial Metals Co.	14,187	224,013
Compass Minerals International, Inc. (b)	4,170	160,420
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	929	—
Freeport-McMoRan, Inc.	173,165	1,168,864
Haynes International, Inc.	1,961	40,416
Kaiser Aluminum Corp.	2,096	145,211
Materion Corp.	2,140	74,921
Newmont Goldcorp Corp.	97,887	4,432,323
Nucor Corp.	36,030	1,297,801
Olympic Steel, Inc.	1,913	19,800
Reliance Steel & Aluminum Co.	8,191	717,450
Royal Gold, Inc.	8,302	728,168
Steel Dynamics, Inc.	27,346	616,379
SunCoke Energy, Inc.	1,438	5,536
TimkenSteel Corp. (a) (b)	1,409	4,551
United States Steel Corp. (b)	23,537	148,518
Warrior Met Coal, Inc.	4,034	42,841
Worthington Industries, Inc.	5,996	157,395
		10,437,764

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (e)
Apollo Commercial Real Estate Finance, Inc. REIT	13,679	$101,498
ARMOUR Residential REIT, Inc.	6,214	54,745
Capstead Mortgage Corp. REIT	11,469	48,170
Granite Point Mortgage Trust, Inc. REIT	5,089	25,801
Invesco Mortgage Capital, Inc. REIT	16,284	55,529
KKR Real Estate Finance Trust, Inc. REIT (b)	4,492	67,425
New York Mortgage Trust, Inc. REIT	37,142	57,570
PennyMac Mortgage Investment Trust REIT	11,927	126,665
Ready Capital Corp. REIT	7,381	53,291
Redwood Trust, Inc. REIT	13,317	67,384
		658,078
MULTI-UTILITIES — 1.1%
Ameren Corp.	29,309	2,134,575
Avista Corp.	7,986	339,325
Black Hills Corp.	8,080	517,362
CenterPoint Energy, Inc.	59,110	913,250
CMS Energy Corp.	34,346	2,017,828
Consolidated Edison, Inc.	39,711	3,097,458
Dominion Energy, Inc.	98,268	7,093,967
DTE Energy Co.	23,022	2,186,399
MDU Resources Group, Inc.	24,710	531,265
NiSource, Inc.	44,770	1,117,907
NorthWestern Corp.	6,209	371,484
Public Service Enterprise Group, Inc.	60,720	2,726,935
Sempra Energy	33,620	3,798,724
WEC Energy Group, Inc.	37,853	3,335,985
		30,182,464
MULTILINE RETAIL — 0.5%
Big Lots, Inc.	6,280	89,302
Dillard's, Inc. Class A (b)	1,016	37,541
Dollar General Corp.	30,498	4,605,503
Dollar Tree, Inc. (a)	28,304	2,079,495
JC Penney Co., Inc. (a) (b)	36,040	12,974
Kohl's Corp.	18,584	271,140
Macy's, Inc. (b)	36,901	181,184
Nordstrom, Inc. (b)	12,874	197,487
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6,044	280,079
Target Corp.	60,640	5,637,701
		13,392,406
OIL, GAS & CONSUMABLE FUELS — 2.3%
Antero Midstream Corp. (b)	35,540	74,634
Apache Corp.	44,836	187,414
Battalion Oil Corp. (a)	52	243
Bonanza Creek Energy, Inc. (a)	2,143	24,109
Cabot Oil & Gas Corp.	48,646	836,225
Callon Petroleum Co. (a) (b)	48,141	26,376
Chesapeake Energy Corp. (a) (b)	127,335	21,991
Chevron Corp.	225,646	16,350,309
Security Description	Shares	Value
Cimarex Energy Co.	13,135	$221,062
CNX Resources Corp. (a) (b)	21,147	112,502
Concho Resources, Inc.	24,562	1,052,482
ConocoPhillips	130,947	4,033,168
CONSOL Energy, Inc. (a) (b)	4,107	15,155
Denbury Resources, Inc. (a) (b)	82,528	15,235
Devon Energy Corp.	45,662	315,524
Diamondback Energy, Inc.	19,210	503,302
Dorian LPG, Ltd. (a)	4,387	38,211
EOG Resources, Inc.	69,375	2,491,950
EQT Corp.	34,180	241,653
Equitrans Midstream Corp. (b)	24,250	121,977
Exxon Mobil Corp.	505,145	19,180,356
Green Plains, Inc.	6,212	30,128
Gulfport Energy Corp. (a) (b)	15,424	6,859
Hess Corp.	30,752	1,024,042
HighPoint Resources Corp. (a)	9,885	1,878
HollyFrontier Corp.	17,772	435,592
Kinder Morgan, Inc.	232,388	3,234,841
Laredo Petroleum, Inc. (a) (b)	25,806	9,801
Marathon Oil Corp.	95,695	314,836
Marathon Petroleum Corp.	77,542	1,831,542
Matador Resources Co. (a) (b)	12,598	31,243
Murphy Oil Corp. (b)	17,917	109,831
Noble Energy, Inc.	56,956	344,014
Oasis Petroleum, Inc. (a)	36,715	12,850
Occidental Petroleum Corp.	106,615	1,234,602
ONEOK, Inc.	49,322	1,075,713
Par Pacific Holdings, Inc. (a)	6,153	43,686
PBF Energy, Inc. Class A	14,257	100,940
PDC Energy, Inc. (a)	13,991	86,884
Penn Virginia Corp. (a)	2,003	6,189
Phillips 66	53,103	2,848,976
Pioneer Natural Resources Co.	19,905	1,396,336
QEP Resources, Inc.	30,837	10,315
Range Resources Corp. (b)	33,168	75,623
Renewable Energy Group, Inc. (a) (b)	4,108	84,337
REX American Resources Corp. (a)	142	6,604
Ring Energy, Inc. (a) (b)	8,132	5,356
SM Energy Co.	14,613	17,828
Southwestern Energy Co. (a) (b)	76,471	129,236
Talos Energy, Inc. (a)	2,173	12,495
Valero Energy Corp.	48,953	2,220,508
Whiting Petroleum Corp. (a) (b)	11,879	7,964
Williams Cos., Inc.	145,771	2,062,660
World Fuel Services Corp.	7,416	186,735
WPX Energy, Inc. (a)	52,449	159,969
		65,024,291
PAPER & FOREST PRODUCTS — 0.0% (e)
Boise Cascade Co.	4,103	97,569
Clearwater Paper Corp. (a)	2,695	58,778
Domtar Corp.	8,258	178,703
Louisiana-Pacific Corp.	14,042	241,242
Mercer International, Inc.	4,014	29,061
Neenah, Inc.	2,084	89,883

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PH Glatfelter Co.	6,106	$74,615
Schweitzer-Mauduit International, Inc.	4,090	113,784
		883,635
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	41,222	212,706
Edgewell Personal Care Co. (a)	6,390	153,871
Estee Lauder Cos., Inc. Class A	26,656	4,247,367
Inter Parfums, Inc.	2,064	95,666
Medifast, Inc. (b)	1,301	81,313
Nu Skin Enterprises, Inc. Class A	6,172	134,858
USANA Health Sciences, Inc. (a)	2,080	120,141
		5,045,922
PHARMACEUTICALS — 4.8%
Akorn, Inc. (a)	12,519	7,026
Allergan PLC	39,284	6,957,196
Amphastar Pharmaceuticals, Inc. (a)	4,156	61,675
ANI Pharmaceuticals, Inc. (a)	28	1,141
Bristol-Myers Squibb Co.	279,638	15,587,022
Catalent, Inc. (a)	19,545	1,015,363
Corcept Therapeutics, Inc. (a) (b)	15,157	180,217
Elanco Animal Health, Inc. (a) (d)	6,058	—
Eli Lilly & Co.	100,697	13,968,688
Endo International PLC (a)	24,008	88,830
Innoviva, Inc. (a)	10,907	128,266
Johnson & Johnson	313,371	41,092,339
Lannett Co., Inc. (a) (b)	2,062	14,331
Merck & Co., Inc.	304,047	23,393,376
Mylan NV (a)	62,421	930,697
Nektar Therapeutics (a) (b)	23,137	412,995
Pacira BioSciences, Inc. (a)	6,136	205,740
Perrigo Co. PLC	16,298	783,771
Pfizer, Inc.	660,565	21,560,841
Phibro Animal Health Corp. Class A	2,154	52,062
Prestige Consumer Healthcare, Inc. (a) (b)	6,710	246,123
Supernus Pharmaceuticals, Inc. (a)	5,838	105,026
Zoetis, Inc.	56,967	6,704,446
		133,497,171
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	5,772	203,867
CoreLogic, Inc.	8,218	250,978
Equifax, Inc.	14,498	1,731,786
Exponent, Inc.	6,044	434,624
Forrester Research, Inc. (a)	2,001	58,489
FTI Consulting, Inc. (a)	3,870	463,510
Heidrick & Struggles International, Inc.	4,104	92,340
IHS Markit, Ltd.	47,994	2,879,640
Insperity, Inc.	4,298	160,315
Kelly Services, Inc. Class A	4,044	51,318
Korn Ferry	6,094	148,206
ManpowerGroup, Inc.	7,059	374,056
Nielsen Holdings PLC	42,585	534,016
Security Description	Shares	Value
Resources Connection, Inc.	3,976	$43,617
Robert Half International, Inc.	13,989	528,085
TrueBlue, Inc. (a)	5,981	76,318
Verisk Analytics, Inc.	19,605	2,732,545
		10,763,710
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	39,914	1,505,157
Jones Lang LaSalle, Inc.	6,032	609,111
Marcus & Millichap, Inc. (a)	2,627	71,192
RE/MAX Holdings, Inc. Class A	2,336	51,205
Realogy Holdings Corp.	16,667	50,168
St. Joe Co. (a) (b)	3,777	63,378
		2,350,211
ROAD & RAIL — 1.0%
ArcBest Corp.	3,968	69,519
Avis Budget Group, Inc. (a) (b)	6,760	93,964
CSX Corp.	92,749	5,314,518
Heartland Express, Inc.	6,220	115,505
JB Hunt Transport Services, Inc.	10,145	935,673
Kansas City Southern	11,694	1,487,243
Knight-Swift Transportation Holdings, Inc. (b)	12,686	416,101
Landstar System, Inc.	4,551	436,259
Marten Transport, Ltd.	4,136	84,871
Norfolk Southern Corp.	31,044	4,532,424
Old Dominion Freight Line, Inc.	11,598	1,522,354
Ryder System, Inc.	6,184	163,505
Saia, Inc. (a)	2,986	219,590
Union Pacific Corp.	82,978	11,703,217
Werner Enterprises, Inc.	6,130	222,274
		27,317,017
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
Advanced Energy Industries, Inc. (a)	4,016	194,736
Advanced Micro Devices, Inc. (a)	137,797	6,267,008
Analog Devices, Inc.	43,947	3,939,849
Applied Materials, Inc.	110,275	5,052,800
Axcelis Technologies, Inc. (a)	2,074	37,975
Broadcom, Inc.	47,357	11,228,345
Brooks Automation, Inc.	10,205	311,252
Cabot Microelectronics Corp.	3,499	399,376
CEVA, Inc. (a)	2,140	53,350
Cirrus Logic, Inc. (a)	6,856	449,959
Cohu, Inc.	4,513	55,871
Cree, Inc. (a) (b)	12,212	433,037
Cypress Semiconductor Corp.	41,899	977,085
Diodes, Inc. (a)	3,920	159,289
DSP Group, Inc. (a)	1,795	24,053
First Solar, Inc. (a) (b)	10,219	368,497
FormFactor, Inc. (a)	9,069	182,196
Ichor Holdings, Ltd. (a)	1,685	32,285
Intel Corp.	519,349	28,107,168
KLA Corp.	18,747	2,694,694

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kulicke & Soffa Industries, Inc.	8,302	$173,263
Lam Research Corp.	17,234	4,136,160
Maxim Integrated Products, Inc.	32,451	1,577,443
MaxLinear, Inc. (a) (b)	9,200	107,364
Microchip Technology, Inc. (b)	28,674	1,944,097
Micron Technology, Inc. (a)	132,245	5,562,225
MKS Instruments, Inc.	5,934	483,324
Monolithic Power Systems, Inc.	4,700	787,062
NVIDIA Corp.	73,109	19,271,532
Onto Innovation, Inc. (a)	5,321	157,874
PDF Solutions, Inc. (a)	4,007	46,962
Photronics, Inc. (a)	7,886	80,910
Power Integrations, Inc.	2,754	243,261
Qorvo, Inc. (a)	13,865	1,117,935
QUALCOMM, Inc.	136,257	9,217,786
Rambus, Inc. (a)	17,230	191,253
Semtech Corp. (a)	7,908	296,550
Silicon Laboratories, Inc. (a)	5,181	442,509
Skyworks Solutions, Inc.	20,218	1,807,085
SMART Global Holdings, Inc. (a)	1,548	37,616
SolarEdge Technologies, Inc. (a)	5,944	486,695
Synaptics, Inc. (a)	4,093	236,862
Teradyne, Inc.	20,159	1,092,013
Texas Instruments, Inc.	111,477	11,139,897
Ultra Clean Holdings, Inc. (a) (b)	4,054	55,945
Universal Display Corp.	5,011	660,350
Veeco Instruments, Inc. (a)	5,966	57,095
Xilinx, Inc.	30,019	2,339,681
Xperi Corp.	6,062	84,322
		124,803,896
SOFTWARE — 8.2%
8x8, Inc. (a)	12,206	169,175
ACI Worldwide, Inc. (a)	14,502	350,223
Adobe, Inc. (a)	57,729	18,371,677
Agilysys, Inc. (a)	2,193	36,623
Alarm.com Holdings, Inc. (a)	4,741	184,472
ANSYS, Inc. (a)	10,129	2,354,689
Autodesk, Inc. (a)	26,232	4,094,815
Blackbaud, Inc.	6,060	336,633
Bottomline Technologies DE, Inc. (a)	4,116	150,851
Cadence Design Systems, Inc. (a)	33,496	2,212,076
CDK Global, Inc.	14,626	480,464
Ceridian HCM Holding, Inc. (a) (b)	12,595	630,632
Citrix Systems, Inc.	13,234	1,873,273
CommVault Systems, Inc. (a) (b)	6,250	253,000
Ebix, Inc.	3,458	52,492
Fair Isaac Corp. (a)	3,452	1,062,146
Fortinet, Inc. (a)	16,811	1,700,769
Intuit, Inc.	30,950	7,118,500
J2 Global, Inc.	4,570	342,065
LivePerson, Inc. (a) (b)	7,433	169,101
LogMeIn, Inc.	6,215	517,585
Manhattan Associates, Inc. (a)	8,435	420,232
Microsoft Corp.	909,150	143,382,047
MicroStrategy, Inc. Class A (a)	803	94,834
Security Description	Shares	Value
NortonLifeLock, Inc.	68,457	$1,280,831
OneSpan, Inc. (a) (b)	4,075	73,961
Oracle Corp.	258,692	12,502,584
Paycom Software, Inc. (a)	5,966	1,205,192
Progress Software Corp.	6,233	199,456
PTC, Inc. (a)	12,460	762,677
Qualys, Inc. (a)	4,271	371,534
salesforce.com, Inc. (a)	105,272	15,157,063
ServiceNow, Inc. (a)	22,414	6,423,404
SPS Commerce, Inc. (a)	5,044	234,596
Synopsys, Inc. (a)	18,010	2,319,508
Teradata Corp. (a)	15,512	317,841
TiVo Corp.	10,418	73,759
Tyler Technologies, Inc. (a)	4,474	1,326,809
		228,607,589
SPECIALTY RETAIL — 2.2%
Aaron's, Inc.	7,825	178,254
Abercrombie & Fitch Co. Class A (b)	5,846	53,140
Advance Auto Parts, Inc.	8,117	757,478
American Eagle Outfitters, Inc. (b)	23,033	183,112
America's Car-Mart, Inc. (a)	900	50,715
Asbury Automotive Group, Inc. (a)	2,510	138,627
Ascena Retail Group, Inc. (a)	8	11
AutoNation, Inc. (a)	7,995	224,340
AutoZone, Inc. (a)	2,700	2,284,200
Barnes & Noble Education, Inc. (a)	24,039	32,693
Bed Bath & Beyond, Inc. (b)	17,676	74,416
Best Buy Co., Inc.	27,275	1,554,675
Boot Barn Holdings, Inc. (a) (b)	1,841	23,804
Buckle, Inc. (b)	5,123	70,236
Caleres, Inc.	6,046	31,439
CarMax, Inc. (a) (b)	19,747	1,062,981
Cato Corp. Class A	4,735	50,522
Chico's FAS, Inc.	30,447	39,277
Children's Place, Inc. (b)	2,182	42,680
Conn's, Inc. (a) (b)	3,732	15,600
Designer Brands, Inc. Class A (b)	10,351	51,548
Dick's Sporting Goods, Inc.	7,708	163,872
Express, Inc. (a)	24,248	36,130
Five Below, Inc. (a)	6,161	433,611
Foot Locker, Inc.	13,641	300,784
GameStop Corp. Class A (b)	12,301	43,054
Gap, Inc. (b)	25,559	179,935
Genesco, Inc. (a)	3,469	46,277
Group 1 Automotive, Inc.	2,182	96,575
Guess?, Inc. (b)	6,370	43,125
Haverty Furniture Cos., Inc.	2,147	25,528
Hibbett Sports, Inc. (a)	5,490	60,033
Home Depot, Inc.	130,274	24,323,459
L Brands, Inc.	27,698	320,189
Lithia Motors, Inc. Class A	2,229	182,310
Lowe's Cos., Inc.	91,558	7,878,566
Lumber Liquidators Holdings, Inc. (a) (b)	11,495	53,912
MarineMax, Inc. (a)	2,224	23,174
Michaels Cos., Inc. (a) (b)	15,000	24,300

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Monro, Inc. (b)	4,250	$186,193
Murphy USA, Inc. (a)	2,761	232,918
Office Depot, Inc.	49,580	81,311
O'Reilly Automotive, Inc. (a)	9,121	2,745,877
Rent-A-Center, Inc.	4,110	58,115
RH (a)	1,957	196,620
Ross Stores, Inc.	43,127	3,750,755
Sally Beauty Holdings, Inc. (a) (b)	16,077	129,902
Shoe Carnival, Inc.	1,991	41,353
Signet Jewelers, Ltd.	6,088	39,268
Sleep Number Corp. (a)	3,376	64,684
Sonic Automotive, Inc. Class A (b)	4,022	53,412
Tailored Brands, Inc. (b)	1,589	2,765
Tiffany & Co.	12,998	1,683,241
TJX Cos., Inc.	144,556	6,911,222
Tractor Supply Co.	14,142	1,195,706
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,821	1,198,450
Urban Outfitters, Inc. (a)	9,585	136,490
Williams-Sonoma, Inc. (b)	9,365	398,200
Zumiez, Inc. (a)	4,642	80,399
		60,341,463
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.9%
3D Systems Corp. (a) (b)	9,830	75,789
Apple, Inc.	497,729	126,567,507
Diebold Nixdorf, Inc. (a) (b)	10,079	35,478
Hewlett Packard Enterprise Co.	154,533	1,500,516
HP, Inc.	176,866	3,070,394
NCR Corp. (a) (b)	15,973	282,722
NetApp, Inc.	27,122	1,130,716
Seagate Technology PLC	27,452	1,339,658
Western Digital Corp.	36,162	1,505,063
Xerox Holdings Corp. (a)	22,111	418,782
		135,926,625
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	18,220	196,594
Carter's, Inc.	5,262	345,871
Columbia Sportswear Co.	4,064	283,545
Crocs, Inc. (a)	8,022	136,294
Deckers Outdoor Corp. (a)	3,262	437,108
Fossil Group, Inc. (a) (b)	8,347	27,462
G-III Apparel Group, Ltd. (a)	6,095	46,932
Hanesbrands, Inc. (b)	43,130	339,433
Kontoor Brands, Inc. (a)	5,677	108,828
Movado Group, Inc.	2,064	24,396
NIKE, Inc. Class B	148,755	12,307,989
Oxford Industries, Inc.	2,064	74,841
PVH Corp.	8,824	332,135
Ralph Lauren Corp.	6,047	404,121
Skechers U.S.A., Inc. Class A (a)	14,565	345,773
Steven Madden, Ltd.	9,320	216,504
Tapestry, Inc.	32,893	425,964
Under Armour, Inc. Class A (a)	23,788	219,087
Security Description	Shares	Value
Under Armour, Inc. Class C (a)	23,286	$187,685
Unifi, Inc. (a)	2,061	23,805
Vera Bradley, Inc. (a)	9,560	39,387
VF Corp.	39,205	2,120,206
Wolverine World Wide, Inc.	9,483	144,142
		18,788,102
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	8,304	150,551
Flagstar Bancorp, Inc.	6,095	120,864
HomeStreet, Inc.	3,948	87,764
Meta Financial Group, Inc.	4,236	92,006
New York Community Bancorp, Inc.	55,758	523,568
NMI Holdings, Inc. Class A (a)	5,649	65,585
Northfield Bancorp, Inc.	6,324	70,766
Northwest Bancshares, Inc.	12,309	142,415
Provident Financial Services, Inc.	8,143	104,719
TrustCo Bank Corp. NY	11,888	64,314
Walker & Dunlop, Inc.	3,997	160,959
Washington Federal, Inc.	9,481	246,127
		1,829,638
TOBACCO — 0.8%
Altria Group, Inc.	223,104	8,627,432
Philip Morris International, Inc.	185,710	13,549,401
Universal Corp.	1,386	61,275
Vector Group, Ltd.	13,657	128,649
		22,366,757
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	4,476	204,643
DXP Enterprises, Inc. (a)	3,677	45,080
Fastenal Co.	68,479	2,139,969
Foundation Building Materials, Inc. (a)	2,113	21,743
GATX Corp.	4,322	270,384
GMS, Inc. (a)	3,884	61,095
Kaman Corp.	4,010	154,265
MSC Industrial Direct Co., Inc. Class A	6,090	334,767
NOW, Inc. (a)	6,402	33,034
United Rentals, Inc. (a)	9,009	927,026
Veritiv Corp. (a)	1,939	15,241
W.W. Grainger, Inc.	5,169	1,284,496
Watsco, Inc.	4,096	647,291
		6,139,034
WATER UTILITIES — 0.2%
American States Water Co.	4,255	347,804
American Water Works Co., Inc.	21,583	2,580,464
California Water Service Group	6,267	315,355
Essential Utilities, Inc.	25,643	1,043,670
		4,287,293
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
ESC NII Holdings, Inc. (a) (b)	11,225	24,358

See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Shenandoah Telecommunications Co.	6,233	$306,975
Spok Holdings, Inc.	2,157	23,058
Telephone & Data Systems, Inc.	12,356	207,087
T-Mobile US, Inc. (a)	37,674	3,160,849
		3,722,327
TOTAL COMMON STOCKS (Cost $3,193,829,542)		2,771,886,729
PREFERRED STOCKS — 0.0% (e)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
GCI Liberty, Inc. 7.00% (Cost $14)	1	23
RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Alder Biopharmaceuticals, Inc. (expiring 12/31/2024) (a)	2,364	2,080
DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a)	875	211
MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a)	1,318	132
PHARMACEUTICALS — 0.0% (e)
Corium International, Inc. (CVR) (expiring 4/1/2020) (a) (b)	3,134	564
TOTAL RIGHTS (Cost $2,856)		2,987
WARRANTS — 0.0% (e)
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Battalion Oil Corp. (expiring 10/08/22) (a)	310	—
Battalion Oil Corp. (expiring 10/08/22) (a)	248	—
Battalion Oil Corp. (expiring 10/08/22) (a)	398	—
TOTAL WARRANTS (Cost $0)		—
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	3,295,516	$3,292,550
State Street Navigator Securities Lending Portfolio II (c) (h)	6,882,977	6,882,977
TOTAL SHORT-TERM INVESTMENTS (Cost $10,175,037)		10,175,527
TOTAL INVESTMENTS — 100.1% (Cost $3,204,007,449)		2,782,065,266
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,251,298)
NET ASSETS — 100.0%		$2,778,813,968
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	Investment of cash collateral for securities loaned.
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	48	06/19/2020	$5,964,250	$6,167,280	$203,030
E-Mini Russell 2000 Index (long)	1	06/19/2020	59,687	57,380	(2,307)
E-mini S&P MidCap 400 Index (long)	3	06/19/2020	421,327	431,340	10,013
Total unrealized appreciation/depreciation on open futures contracts.					$210,736
See accompanying notes to schedule of investments.

SPDR PORTFOLIO S&P 1500 COMPOSITE STOCK MARKET ETF (formerly SPDR Portfolio Total Stock Market ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,771,862,307	$24,422	$0(a)	$2,771,886,729
Preferred Stocks	23	—	—	23
Rights	—	2,987	—	2,987
Warrants	—	0(b)	—	0
Short-Term Investments	10,175,527	—	—	10,175,527
TOTAL INVESTMENTS	$2,782,037,857	$27,409	$0	$2,782,065,266
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(c)	210,736	—	—	210,736
TOTAL OTHER FINANCIAL INSTRUMENTS:	$210,736	$—	$—	$210,736
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$2,782,248,593	$27,409	$—	$2,782,276,002
(a)	The Fund held Level 3 securities that were valued at $0 at March 31, 2020.
(b)	The Fund held Level 2 securities that were valued at $0 at March 31, 2020.
(c)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp	—	$—	$4,260,955	$740,847	$(108,655)	$(1,152,805)	42,400	$2,258,648	$22,048
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	111,765,685	108,457,100	(16,525)	490	3,295,516	3,292,550	114,626
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,556,365	8,556,365	17,166,003	25,722,368	—	—	—	—	29,786
State Street Navigator Securities Lending Portfolio II	—	—	97,661,884	90,778,907	—	—	6,882,977	6,882,977	128,553
State Street Navigator Securities Lending Portfolio III	12,406,210	12,406,210	57,854,195	70,260,405	—	—	—	—	120,544
Total		$20,962,575	$288,708,722	$295,959,627	$(125,180)	$(1,152,315)		$12,434,175	$415,557
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.8%
BWX Technologies, Inc.	9,089	$442,725
Curtiss-Wright Corp.	6,977	644,744
Hexcel Corp.	13,335	495,929
Huntington Ingalls Industries, Inc.	10,794	1,966,775
Raytheon Co.	9,510	1,247,236
Spirit AeroSystems Holdings, Inc. Class A	14,177	339,256
Teledyne Technologies, Inc. (a)	3,870	1,150,435
Textron, Inc.	33,594	895,952
		7,183,052
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	41,242	2,730,220
Expeditors International of Washington, Inc.	34,247	2,284,960
		5,015,180
AIRLINES — 0.7%
Alaska Air Group, Inc.	12,532	356,786
Delta Air Lines, Inc.	28,704	818,925
JetBlue Airways Corp. (a)	38,363	343,349
Southwest Airlines Co.	36,068	1,284,382
		2,803,442
AUTO COMPONENTS — 1.3%
Aptiv PLC	17,472	860,321
BorgWarner, Inc.	22,920	558,560
Gentex Corp.	88,388	1,958,678
Goodyear Tire & Rubber Co.	18,446	107,356
Lear Corp.	18,883	1,534,244
		5,019,159
AUTOMOBILES — 0.2%
Harley-Davidson, Inc. (b)	25,794	488,280
Thor Industries, Inc. (b)	8,944	377,258
		865,538
BANKS — 1.5%
Associated Banc-Corp.	16,743	214,143
Bank of Hawaii Corp.	4,233	233,831
BankUnited, Inc.	11,368	212,582
CIT Group, Inc.	7,588	130,969
Comerica, Inc.	8,836	259,248
Commerce Bancshares, Inc. (b)	9,679	487,338
Cullen/Frost Bankers, Inc. (b)	2,696	150,410
East West Bancorp, Inc.	9,884	254,414
First Citizens BancShares, Inc. Class A	577	192,066
First Hawaiian, Inc.	9,144	151,150
First Horizon National Corp.	27,856	224,519
FNB Corp.	35,621	262,527
Huntington Bancshares, Inc.	51,366	421,715
PacWest Bancorp	9,310	166,835
People's United Financial, Inc.	34,241	378,363
Pinnacle Financial Partners, Inc.	4,718	177,114
Popular, Inc.	6,914	241,990
Signature Bank	2,496	200,653
Security Description	Shares	Value
Sterling Bancorp	15,176	$158,589
Synovus Financial Corp.	10,735	188,507
TCF Financial Corp.	6,619	149,987
Umpqua Holdings Corp.	20,842	227,178
Webster Financial Corp.	6,140	140,606
Western Alliance Bancorp	6,914	211,637
Wintrust Financial Corp.	4,032	132,491
Zions Bancorp NA	10,458	279,856
		5,848,718
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	2,496	128,244
Brown-Forman Corp. Class B	8,462	469,726
Molson Coors Beverage Co. Class B	26,073	1,017,108
		1,615,078
BIOTECHNOLOGY — 0.1%
United Therapeutics Corp. (a)	4,418	418,937
BUILDING PRODUCTS — 1.6%
Allegion PLC	7,898	726,774
AO Smith Corp.	31,500	1,191,015
Armstrong World Industries, Inc.	2,970	235,878
Fortune Brands Home & Security, Inc.	26,317	1,138,210
Lennox International, Inc.	4,432	805,693
Masco Corp.	41,765	1,443,816
Owens Corning	9,732	377,699
Resideo Technologies, Inc. (a)	26,608	128,783
		6,047,868
CAPITAL MARKETS — 4.7%
Affiliated Managers Group, Inc.	5,645	333,845
BGC Partners, Inc. Class A	35,293	88,938
Cboe Global Markets, Inc.	12,790	1,141,507
Eaton Vance Corp.	34,006	1,096,693
Evercore, Inc. Class A	15,060	693,664
FactSet Research Systems, Inc.	4,923	1,283,328
Franklin Resources, Inc.	68,046	1,135,688
Interactive Brokers Group, Inc. Class A	4,044	174,579
Invesco, Ltd.	36,218	328,859
Janus Henderson Group PLC	24,486	375,126
Lazard, Ltd. Class A	32,098	756,229
MarketAxess Holdings, Inc.	1,722	572,686
Moody's Corp.	7,564	1,599,786
Morningstar, Inc.	4,010	466,162
MSCI, Inc.	6,079	1,756,588
Nasdaq, Inc.	12,224	1,160,669
Raymond James Financial, Inc.	11,409	721,049
SEI Investments Co.	34,162	1,583,067
T Rowe Price Group, Inc.	29,807	2,910,654
		18,179,117
CHEMICALS — 2.9%
Albemarle Corp. (b)	6,140	346,112
Ashland Global Holdings, Inc.	8,585	429,851
Axalta Coating Systems, Ltd. (a)	21,604	373,101
Cabot Corp.	10,972	286,589
Celanese Corp.	26,214	1,923,845

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	30,749	$1,432,288
LyondellBasell Industries NV Class A	21,760	1,079,949
NewMarket Corp.	2,142	820,108
Olin Corp.	9,884	115,346
PPG Industries, Inc.	21,393	1,788,455
RPM International, Inc.	19,933	1,186,013
Scotts Miracle-Gro Co.	2,717	278,221
Valvoline, Inc.	69,606	911,143
Westlake Chemical Corp.	2,396	91,455
WR Grace & Co.	5,844	208,046
		11,270,522
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Cintas Corp.	3,458	598,995
Clean Harbors, Inc. (a)	4,257	218,555
Copart, Inc. (a)	12,310	843,481
IAA, Inc. (a)	24,055	720,688
KAR Auction Services, Inc. (b)	24,055	288,660
Republic Services, Inc.	9,968	748,198
Rollins, Inc.	14,988	541,666
		3,960,243
COMMUNICATIONS EQUIPMENT — 0.9%
F5 Networks, Inc. (a)	20,168	2,150,514
Juniper Networks, Inc.	67,329	1,288,677
		3,439,191
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	10,876	324,649
Fluor Corp.	5,325	36,796
Quanta Services, Inc.	10,620	336,972
Valmont Industries, Inc.	2,225	235,805
		934,222
CONSTRUCTION MATERIALS — 0.0% (c)
Eagle Materials, Inc.	1,537	89,792
CONSUMER FINANCE — 0.4%
Ally Financial, Inc.	23,505	339,177
Discover Financial Services	23,220	828,258
Synchrony Financial	32,448	522,088
		1,689,523
CONTAINERS & PACKAGING — 2.8%
AptarGroup, Inc.	4,048	402,938
Ardagh Group SA	5,045	59,834
Avery Dennison Corp.	20,273	2,065,210
Ball Corp.	16,194	1,047,104
Berry Global Group, Inc. (a)	15,147	510,605
Crown Holdings, Inc. (a)	8,292	481,268
International Paper Co.	57,742	1,797,508
O-I Glass, Inc.	9,837	69,941
Packaging Corp. of America	13,252	1,150,671
Sealed Air Corp.	19,486	481,499
Silgan Holdings, Inc.	28,343	822,514
Sonoco Products Co.	28,519	1,321,856
Security Description	Shares	Value
Westrock Co.	19,414	$548,640
		10,759,588
DISTRIBUTORS — 1.1%
Genuine Parts Co.	40,637	2,736,089
LKQ Corp. (a)	37,405	767,177
Pool Corp.	4,183	823,089
		4,326,355
DIVERSIFIED CONSUMER SERVICES — 0.8%
Bright Horizons Family Solutions, Inc. (a)	5,476	558,552
frontdoor, Inc. (a)	11,232	390,649
Graham Holdings Co. Class B	1,521	518,920
Grand Canyon Education, Inc. (a)	4,681	357,090
H&R Block, Inc.	35,305	497,094
Service Corp. International	20,584	805,040
		3,127,345
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	20,774	283,981
Voya Financial, Inc.	7,188	291,473
		575,454
ELECTRIC UTILITIES — 4.3%
Alliant Energy Corp.	21,719	1,048,810
Avangrid, Inc.	6,346	277,828
Edison International	19,521	1,069,556
Entergy Corp.	20,678	1,943,112
Eversource Energy	20,649	1,614,958
Exelon Corp.	49,013	1,804,169
Hawaiian Electric Industries, Inc.	33,109	1,425,342
IDACORP, Inc.	12,580	1,104,398
OGE Energy Corp.	31,390	964,615
Pinnacle West Capital Corp.	21,325	1,616,222
PPL Corp.	79,287	1,956,803
Xcel Energy, Inc.	31,314	1,888,234
		16,714,047
ELECTRICAL EQUIPMENT — 1.7%
Acuity Brands, Inc.	1,768	151,447
AMETEK, Inc.	10,545	759,451
Eaton Corp. PLC	20,080	1,560,015
Emerson Electric Co.	22,934	1,092,805
Hubbell, Inc.	4,523	518,969
Regal Beloit Corp.	6,785	427,116
Rockwell Automation, Inc.	11,785	1,778,474
Sensata Technologies Holding PLC (a)	11,104	321,239
		6,609,516
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Amphenol Corp. Class A	15,436	1,124,976
Arrow Electronics, Inc. (a)	10,240	531,149
Avnet, Inc.	17,772	446,077
CDW Corp.	31,195	2,909,557
Corning, Inc.	74,032	1,520,617
Dolby Laboratories, Inc. Class A	11,318	613,549

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
FLIR Systems, Inc.	18,607	$593,377
Jabil, Inc.	25,343	622,931
Littelfuse, Inc.	1,467	195,727
National Instruments Corp.	14,221	470,431
		9,028,391
ENTERTAINMENT — 0.2%
Cinemark Holdings, Inc.	22,312	227,359
Madison Square Garden Co. Class A (a)	1,801	380,750
		608,109
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.1%
Apartment Investment & Management Co. Class A REIT	54,043	1,899,611
Apple Hospitality REIT, Inc.	60,506	554,840
Brandywine Realty Trust REIT	26,890	282,883
Brixmor Property Group, Inc. REIT	47,698	453,131
Brookfield Property REIT, Inc. Class A (b)	34,758	295,095
CoreSite Realty Corp. REIT	2,762	320,116
Corporate Office Properties Trust REIT	6,801	150,506
Cousins Properties, Inc. REIT	9,210	269,577
CubeSmart REIT	15,726	421,300
Duke Realty Corp. REIT	31,304	1,013,624
Empire State Realty Trust, Inc. Class A REIT	16,427	147,186
EPR Properties REIT	10,482	253,874
Equity Commonwealth REIT	33,122	1,050,299
Equity LifeStyle Properties, Inc. REIT	14,771	849,037
Extra Space Storage, Inc. REIT	7,680	735,437
Federal Realty Investment Trust REIT	4,979	371,483
Gaming and Leisure Properties, Inc. REIT	25,788	714,585
Healthcare Trust of America, Inc. Class A REIT	17,572	426,648
Healthpeak Properties, Inc. REIT	48,688	1,161,209
Highwoods Properties, Inc. REIT	14,133	500,591
Host Hotels & Resorts, Inc. REIT	147,768	1,631,359
Iron Mountain, Inc. REIT (b)	26,308	626,130
Kilroy Realty Corp. REIT (b)	7,202	458,767
Kimco Realty Corp. REIT	20,385	197,123
Lamar Advertising Co. Class A REIT	17,476	896,169
Life Storage, Inc. REIT	7,580	716,689
Medical Properties Trust, Inc. REIT	138,429	2,393,437
National Retail Properties, Inc. REIT	12,737	410,004
Omega Healthcare Investors, Inc. REIT	10,858	288,171
Outfront Media, Inc. REIT	8,720	117,546
Park Hotels & Resorts, Inc. REIT	53,807	425,613
Rayonier, Inc. REIT	13,400	315,570
Retail Properties of America, Inc. Class A REIT	16,710	86,391
Service Properties Trust REIT	26,145	141,183
Spirit Realty Capital, Inc. REIT	5,766	150,781
Taubman Centers, Inc. REIT	3,544	148,423
VICI Properties, Inc. REIT (b)	56,194	935,068
Security Description	Shares	Value
Vornado Realty Trust REIT	8,362	$302,788
Weingarten Realty Investors REIT	44,723	645,353
Weyerhaeuser Co. REIT	42,246	716,070
WP Carey, Inc. REIT	8,743	507,793
		23,981,460
FOOD & STAPLES RETAILING — 2.1%
Casey's General Stores, Inc.	9,541	1,264,087
Kroger Co.	44,522	1,341,003
Sprouts Farmers Market, Inc. (a)	14,976	278,404
Sysco Corp.	45,210	2,062,932
US Foods Holding Corp. (a)	41,554	735,921
Walgreens Boots Alliance, Inc.	54,264	2,482,578
		8,164,925
FOOD PRODUCTS — 3.1%
Conagra Brands, Inc.	38,137	1,118,940
Flowers Foods, Inc.	20,726	425,298
Hershey Co.	8,299	1,099,617
Hormel Foods Corp. (b)	33,755	1,574,333
Ingredion, Inc.	24,482	1,848,391
J.M. Smucker Co.	10,533	1,169,163
Kellogg Co.	28,916	1,734,671
Lamb Weston Holdings, Inc.	15,465	883,051
McCormick & Co., Inc.	6,188	873,807
Seaboard Corp.	21	59,069
Tyson Foods, Inc. Class A	25,201	1,458,382
		12,244,722
GAS UTILITIES — 1.0%
Atmos Energy Corp.	16,832	1,670,239
National Fuel Gas Co.	19,321	720,480
UGI Corp.	57,486	1,533,152
		3,923,871
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Baxter International, Inc.	24,180	1,963,174
Cantel Medical Corp.	2,573	92,371
Cooper Cos., Inc.	2,358	650,030
Hill-Rom Holdings, Inc.	5,687	572,112
ICU Medical, Inc. (a)	1,171	236,273
Integra LifeSciences Holdings Corp. (a)	3,544	158,310
Masimo Corp. (a)	3,136	555,448
ResMed, Inc.	6,614	974,176
STERIS PLC	8,876	1,242,374
Varian Medical Systems, Inc. (a)	13,023	1,336,941
West Pharmaceutical Services, Inc.	9,304	1,416,534
		9,197,743
HEALTH CARE PROVIDERS & SERVICES — 5.0%
AmerisourceBergen Corp.	20,222	1,789,647
Cardinal Health, Inc.	38,835	1,861,750
Chemed Corp.	4,218	1,827,238
Covetrus, Inc. (a) (b)	35,741	290,932
DaVita, Inc. (a)	17,360	1,320,402

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Encompass Health Corp.	15,211	$973,960
Henry Schein, Inc. (a)	34,505	1,743,193
Humana, Inc.	8,227	2,583,442
Laboratory Corp. of America Holdings (a)	12,091	1,528,181
McKesson Corp.	16,822	2,275,344
MEDNAX, Inc. (a)	16,015	186,415
Premier, Inc. Class A (a)	19,110	625,279
Quest Diagnostics, Inc.	17,743	1,424,763
Universal Health Services, Inc. Class B	12,804	1,268,620
		19,699,166
HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.	42,564	2,681,106
Change Healthcare, Inc. (a)	12	124
		2,681,230
HOTELS, RESTAURANTS & LEISURE — 1.8%
Aramark	19,918	397,763
Carnival Corp.	37,402	492,584
Choice Hotels International, Inc.	3,216	196,980
Darden Restaurants, Inc.	19,969	1,087,512
Domino's Pizza, Inc.	3,388	1,097,949
Dunkin' Brands Group, Inc.	8,233	437,172
Extended Stay America, Inc.	11,516	84,182
Hyatt Hotels Corp. Class A	6,907	330,845
Norwegian Cruise Line Holdings, Ltd. (a)	11,232	123,103
Six Flags Entertainment Corp.	11,443	143,495
Vail Resorts, Inc.	3,323	490,840
Wendy's Co.	41,958	624,335
Wyndham Destinations, Inc.	18,507	401,602
Yum! Brands, Inc.	16,947	1,161,378
		7,069,740
HOUSEHOLD DURABLES — 2.3%
D.R. Horton, Inc.	17,472	594,048
Garmin, Ltd.	16,253	1,218,325
Leggett & Platt, Inc.	47,978	1,280,053
Mohawk Industries, Inc. (a)	10,970	836,353
NVR, Inc. (a)	866	2,224,849
PulteGroup, Inc.	71,954	1,606,013
Toll Brothers, Inc.	28,040	539,770
Whirlpool Corp.	8,328	714,543
		9,013,954
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	20,434	1,311,454
Clorox Co.	10,948	1,896,741
Kimberly-Clark Corp.	16,941	2,166,246
Spectrum Brands Holdings, Inc.	6,229	226,549
		5,600,990
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.4%
AES Corp.	122,974	1,672,446
INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	9,503	1,190,536
Security Description	Shares	Value
INSURANCE — 5.9%
Allstate Corp.	18,643	$1,710,122
American Financial Group, Inc.	9,899	693,722
American National Insurance Co.	1,100	90,618
Arch Capital Group, Ltd. (a)	34,124	971,169
Arthur J Gallagher & Co.	19,551	1,593,602
Assurant, Inc.	5,099	530,755
Assured Guaranty, Ltd.	16,429	423,704
Athene Holding, Ltd. Class A (a)	18,938	470,041
Brown & Brown, Inc.	39,456	1,429,096
CNA Financial Corp.	2,375	73,720
Erie Indemnity Co. Class A	4,338	643,065
Fidelity National Financial, Inc.	65,360	1,626,157
First American Financial Corp.	36,870	1,563,657
Globe Life, Inc.	19,978	1,437,817
Hanover Insurance Group, Inc.	10,371	939,405
Hartford Financial Services Group, Inc.	26,408	930,618
Loews Corp.	22,115	770,265
Old Republic International Corp.	39,740	606,035
Primerica, Inc.	3,170	280,482
Principal Financial Group, Inc.	15,450	484,203
Progressive Corp.	36,147	2,669,095
Reinsurance Group of America, Inc.	7,496	630,713
RenaissanceRe Holdings, Ltd.	3,596	536,955
Unum Group	14,790	221,998
Willis Towers Watson PLC	4,892	830,906
WR Berkley Corp.	15,436	805,296
		22,963,216
INTERNET & DIRECT MARKETING RETAIL — 0.1%
Qurate Retail, Inc. Class A (a)	43,106	263,162
IT SERVICES — 3.6%
Alliance Data Systems Corp.	2,985	100,445
Amdocs, Ltd.	50,428	2,772,027
Booz Allen Hamilton Holding Corp.	12,619	866,168
Broadridge Financial Solutions, Inc.	9,767	926,205
CACI International, Inc. Class A (a)	2,938	620,359
EPAM Systems, Inc. (a)	5,366	996,252
Euronet Worldwide, Inc. (a)	1,609	137,923
Genpact, Ltd.	21,583	630,224
Jack Henry & Associates, Inc.	8,899	1,381,481
Leidos Holdings, Inc.	21,073	1,931,340
Paychex, Inc.	12,982	816,827
Sabre Corp.	33,514	198,738
Western Union Co.	158,206	2,868,275
		14,246,264
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	6,404	226,510
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	14,881	1,065,777
Bio-Rad Laboratories, Inc. Class A (a)	1,448	507,611
Bio-Techne Corp.	2,215	420,008
Bruker Corp.	4,767	170,945

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc. (a)	2,895	$365,378
Mettler-Toledo International, Inc. (a)	1,321	912,164
PerkinElmer, Inc.	4,023	302,851
Waters Corp. (a)	5,624	1,023,849
		4,768,583
MACHINERY — 5.8%
AGCO Corp.	14,712	695,142
Allison Transmission Holdings, Inc.	28,358	924,754
Crane Co.	7,567	372,145
Cummins, Inc.	18,992	2,569,997
Donaldson Co., Inc.	15,427	595,945
Dover Corp.	11,006	923,844
Fortive Corp.	17,472	964,280
Graco, Inc.	22,613	1,101,931
IDEX Corp.	7,278	1,005,165
Illinois Tool Works, Inc.	10,658	1,514,715
ITT, Inc.	8,598	390,005
Lincoln Electric Holdings, Inc.	12,024	829,656
Nordson Corp.	3,644	492,195
Oshkosh Corp.	3,930	252,817
PACCAR, Inc.	34,435	2,105,012
Parker-Hannifin Corp.	9,210	1,194,813
Pentair PLC	28,287	841,821
Snap-on, Inc.	12,606	1,371,785
Stanley Black & Decker, Inc.	9,159	915,900
Timken Co.	4,829	156,170
Toro Co.	22,900	1,490,561
WABCO Holdings, Inc. (a)	9,578	1,293,509
Xylem, Inc.	9,858	642,052
		22,644,214
MEDIA — 2.1%
AMC Networks, Inc. Class A (a)	7,851	190,858
Cable One, Inc.	515	846,665
Fox Corp. Class A	30,826	728,418
Fox Corp. Class B (a)	17,860	408,637
Interpublic Group of Cos., Inc.	45,536	737,228
John Wiley & Sons, Inc. Class A	16,355	613,149
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,309	326,692
Liberty Media Corp.-Liberty SiriusXM Class C (a)	20,359	643,752
New York Times Co. Class A	11,706	359,491
News Corp. Class A	22,914	205,653
News Corp. Class B	8,029	72,181
Omnicom Group, Inc.	37,589	2,063,636
Sirius XM Holdings, Inc. (b)	102,552	506,607
ViacomCBS, Inc. Class B	24,619	344,912
		8,047,879
METALS & MINING — 1.0%
Nucor Corp.	42,652	1,536,325
Reliance Steel & Aluminum Co.	21,670	1,898,075
Steel Dynamics, Inc.	15,950	359,513
		3,793,913
Security Description	Shares	Value
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.2%
Chimera Investment Corp. REIT	32,353	$294,412
MFA Financial, Inc. REIT	74,305	115,173
New Residential Investment Corp. REIT	29,143	146,006
Two Harbors Investment Corp. REIT	15,006	57,173
Starwood Property Trust, Inc. REIT	22,090	226,423
		839,187
MULTI-UTILITIES — 3.2%
Ameren Corp.	29,637	2,158,463
CenterPoint Energy, Inc.	87,276	1,348,414
CMS Energy Corp.	31,749	1,865,254
Consolidated Edison, Inc.	19,153	1,493,934
DTE Energy Co.	20,577	1,954,197
MDU Resources Group, Inc.	24,142	519,053
Public Service Enterprise Group, Inc.	29,723	1,334,860
WEC Energy Group, Inc.	21,407	1,886,599
		12,560,774
MULTILINE RETAIL — 1.3%
Dollar General Corp.	16,654	2,514,920
Nordstrom, Inc.	9,684	148,553
Target Corp.	23,888	2,220,867
		4,884,340
OIL, GAS & CONSUMABLE FUELS — 1.1%
Cimarex Energy Co.	8,362	140,732
EQT Corp. (b)	12,780	90,355
Equitrans Midstream Corp. (b)	18,520	93,155
HollyFrontier Corp.	7,688	188,433
Occidental Petroleum Corp.	64,184	743,251
Phillips 66	36,403	1,953,021
Valero Energy Corp.	26,983	1,223,949
		4,432,896
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	18,343	396,943
PHARMACEUTICALS — 0.1%
Jazz Pharmaceuticals PLC (a)	3,644	363,453
PROFESSIONAL SERVICES — 0.7%
CoreLogic, Inc.	7,819	238,792
ManpowerGroup, Inc.	10,372	549,613
Robert Half International, Inc.	25,651	968,325
Verisk Analytics, Inc.	5,666	789,727
		2,546,457
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	50,771	1,914,574
Jones Lang LaSalle, Inc.	9,561	965,470
		2,880,044
ROAD & RAIL — 1.8%
AMERCO	1,273	369,870
JB Hunt Transport Services, Inc.	23,558	2,172,754
Kansas City Southern	6,571	835,700

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Knight-Swift Transportation Holdings, Inc. (b)	15,366	$504,005
Landstar System, Inc.	14,759	1,414,798
Old Dominion Freight Line, Inc.	9,693	1,272,238
Ryder System, Inc.	5,106	135,003
Schneider National, Inc. Class B	12,125	234,497
		6,938,865
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
KLA Corp.	14,770	2,123,040
Maxim Integrated Products, Inc.	31,683	1,540,111
MKS Instruments, Inc.	12,039	980,577
Monolithic Power Systems, Inc.	4,218	706,346
Skyworks Solutions, Inc.	18,346	1,639,765
Teradyne, Inc.	21,761	1,178,793
		8,168,632
SOFTWARE — 3.6%
ANSYS, Inc. (a)	11,327	2,633,188
Aspen Technology, Inc. (a)	9,101	865,232
Cadence Design Systems, Inc. (a)	24,960	1,648,358
CDK Global, Inc.	26,190	860,342
Citrix Systems, Inc.	24,159	3,419,706
Fair Isaac Corp. (a)	1,149	353,536
Synopsys, Inc. (a)	20,765	2,674,324
Teradata Corp. (a)	12,274	251,494
Tyler Technologies, Inc. (a)	4,308	1,277,581
		13,983,761
SPECIALTY RETAIL — 2.4%
Advance Auto Parts, Inc.	4,727	441,124
AutoNation, Inc. (a)	4,741	133,032
AutoZone, Inc. (a)	1,882	1,592,172
Best Buy Co., Inc.	15,276	870,732
Dick's Sporting Goods, Inc. (b)	4,718	100,305
Foot Locker, Inc.	5,292	116,689
Gap, Inc. (b)	13,154	92,604
O'Reilly Automotive, Inc. (a)	3,943	1,187,040
Penske Automotive Group, Inc.	4,418	123,704
Ross Stores, Inc.	20,581	1,789,929
Tiffany & Co.	8,940	1,157,730
Tractor Supply Co.	13,265	1,121,556
Williams-Sonoma, Inc.	15,755	669,903
		9,396,520
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
HP, Inc.	218,737	3,797,274
NetApp, Inc.	28,704	1,196,670
Xerox Holdings Corp. (a)	11,260	213,265
		5,207,209
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter's, Inc.	16,170	1,062,854
Columbia Sportswear Co.	1,548	108,004
Hanesbrands, Inc. (b)	16,571	130,414
Security Description	Shares	Value
PVH Corp.	6,540	$246,165
Ralph Lauren Corp.	2,796	186,857
Tapestry, Inc.	39,395	510,165
		2,244,459
THRIFTS & MORTGAGE FINANCE — 0.2%
MGIC Investment Corp.	73,736	468,224
New York Community Bancorp, Inc.	37,469	351,834
		820,058
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp.	6,402	141,740
Fastenal Co.	28,755	898,594
HD Supply Holdings, Inc. (a)	17,771	505,230
MSC Industrial Direct Co., Inc. Class A	10,376	570,369
W.W. Grainger, Inc.	2,965	736,802
Watsco, Inc.	7,214	1,140,028
WESCO International, Inc. (a)	4,092	93,502
		4,086,265
TRANSPORTATION INFRASTRUCTURE — 0.0% (c)
Macquarie Infrastructure Corp.	5,457	137,789
WATER UTILITIES — 0.5%
American Water Works Co., Inc.	10,080	1,205,165
Essential Utilities, Inc.	16,319	664,183
		1,869,348
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	15,190	254,584
United States Cellular Corp. (a)	1,445	42,324
		296,908
TOTAL COMMON STOCKS (Cost $456,911,351)		389,576,819
SHORT-TERM INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	402,993	402,630
State Street Navigator Securities Lending Portfolio II (f) (g)	2,197,322	2,197,322
TOTAL SHORT-TERM INVESTMENTS (Cost $2,599,900)		2,599,952
TOTAL INVESTMENTS — 100.3% (Cost $459,511,251)		392,176,771
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,328,553)
NET ASSETS — 100.0%		$390,848,218
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 LOW VOLATILITY FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	9	06/19/2020	$1,103,567	$1,156,365	$52,798
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$389,576,819	$—	$—	$389,576,819
Short-Term Investments	2,599,952	—	—	2,599,952
TOTAL INVESTMENTS	$392,176,771	$—	$—	$392,176,771
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	52,798	—	—	52,798
TOTAL OTHER FINANCIAL INSTRUMENTS:	$52,798	$—	$—	$52,798
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$392,229,569	$—	$—	$392,229,569
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$15,395,691	$14,991,290	$(1,823)	$52	402,993	$402,630	$8,434
State Street Institutional U.S. Government Money Market Fund, Class G Shares	367,687	367,687	1,020,369	1,388,056	—	—	—	—	424
State Street Navigator Securities Lending Portfolio II	—	—	39,179,386	36,982,064	—	—	2,197,322	2,197,322	12,284
State Street Navigator Securities Lending Portfolio III	90,960	90,960	15,728,514	15,819,474	—	—	—	—	1,522
Total		$458,647	$71,323,960	$69,180,884	$(1,823)	$52		$2,599,952	$22,664
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
Boeing Co.	399	$59,507
BWX Technologies, Inc.	5,920	288,363
Curtiss-Wright Corp.	2,945	272,147
General Dynamics Corp.	1,306	172,797
HEICO Corp.	1,102	82,220
HEICO Corp. Class A	2,307	147,417
Hexcel Corp.	6,319	235,004
Howmet Aerospace, Inc.	15,382	247,035
Huntington Ingalls Industries, Inc.	5,593	1,019,101
L3Harris Technologies, Inc.	2,409	433,909
Lockheed Martin Corp.	677	229,469
Northrop Grumman Corp.	780	235,989
Raytheon Co.	3,208	420,729
Spirit AeroSystems Holdings, Inc. Class A	10,504	251,361
Teledyne Technologies, Inc. (a)	1,856	551,733
Textron, Inc.	6,931	184,850
TransDigm Group, Inc.	512	163,937
United Technologies Corp.	529	49,901
		5,045,469
AIR FREIGHT & LOGISTICS — 0.9%
C.H. Robinson Worldwide, Inc.	3,430	227,066
Expeditors International of Washington, Inc.	7,358	490,926
FedEx Corp.	1,195	144,906
United Parcel Service, Inc. Class B	5,023	469,249
XPO Logistics, Inc. (a) (b)	17,410	848,737
		2,180,884
AIRLINES — 1.1%
Alaska Air Group, Inc.	9,829	279,832
American Airlines Group, Inc.	4,898	59,707
Copa Holdings SA Class A	5,175	234,376
Delta Air Lines, Inc.	17,557	500,901
JetBlue Airways Corp. (a)	47,893	428,642
Southwest Airlines Co.	27,121	965,779
United Airlines Holdings, Inc. (a)	7,710	243,250
		2,712,487
AUTO COMPONENTS — 1.2%
Aptiv PLC	12,900	635,196
BorgWarner, Inc.	35,858	873,860
Gentex Corp.	41,318	915,607
Goodyear Tire & Rubber Co.	3,965	23,076
Lear Corp.	5,997	487,256
		2,934,995
AUTOMOBILES — 0.4%
Ford Motor Co.	59,972	289,665
General Motors Co.	10,731	222,990
Harley-Davidson, Inc.	13,717	259,663
Tesla, Inc. (a)	233	122,092
Thor Industries, Inc. (b)	2,695	113,675
		1,008,085
Security Description	Shares	Value
BANKS — 1.6%
Associated Banc-Corp.	3,808	$48,704
Bank of America Corp.	1,747	37,089
Bank of Hawaii Corp.	1,350	74,574
Bank OZK	8,704	145,357
BankUnited, Inc.	3,709	69,358
CIT Group, Inc.	3,670	63,344
Citigroup, Inc.	2,481	104,500
Citizens Financial Group, Inc.	9,388	176,588
Comerica, Inc.	2,588	75,932
Commerce Bancshares, Inc. (b)	1,835	92,392
Cullen/Frost Bankers, Inc. (b)	941	52,498
East West Bancorp, Inc.	3,220	82,883
Fifth Third Bancorp	14,391	213,706
First Citizens BancShares, Inc. Class A	280	93,204
First Hawaiian, Inc.	4,418	73,029
First Horizon National Corp.	10,327	83,236
First Republic Bank	1,502	123,585
FNB Corp.	14,303	105,413
Huntington Bancshares, Inc.	20,169	165,587
JPMorgan Chase & Co.	158	14,225
KeyCorp	20,768	215,364
M&T Bank Corp.	1,387	143,457
PacWest Bancorp	5,405	96,858
People's United Financial, Inc.	6,491	71,726
Pinnacle Financial Partners, Inc.	2,671	100,269
PNC Financial Services Group, Inc.	1,735	166,074
Popular, Inc.	3,503	122,605
Prosperity Bancshares, Inc.	1,118	53,943
Regions Financial Corp.	22,795	204,471
Signature Bank	1,123	90,278
Sterling Bancorp	7,741	80,893
SVB Financial Group (a)	1,048	158,332
Synovus Financial Corp.	3,576	62,795
TCF Financial Corp.	2,104	47,677
Texas Capital Bancshares, Inc. (a)	346	7,671
Truist Financial Corp.	2,176	67,108
Umpqua Holdings Corp.	4,252	46,347
US Bancorp	2,917	100,491
Webster Financial Corp.	1,265	28,968
Wells Fargo & Co.	1,064	30,537
Western Alliance Bancorp	4,175	127,797
Wintrust Financial Corp.	650	21,359
Zions Bancorp NA	5,371	143,728
		4,083,952
BEVERAGES — 0.4%
Brown-Forman Corp. Class A	387	19,884
Brown-Forman Corp. Class B	2,050	113,796
Coca-Cola Co.	721	31,904
Constellation Brands, Inc. Class A	1,137	163,000
Molson Coors Beverage Co. Class B	4,033	157,327
Monster Beverage Corp. (a)	5,420	304,929
PepsiCo, Inc.	1,357	162,976
		953,816

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
BIOTECHNOLOGY — 1.0%
AbbVie, Inc.	2,282	$173,866
Alexion Pharmaceuticals, Inc. (a)	674	60,519
Amgen, Inc.	1,379	279,565
Biogen, Inc. (a)	1,310	414,458
Exelixis, Inc. (a)	11,519	198,357
Gilead Sciences, Inc.	3,353	250,670
Incyte Corp. (a)	4,180	306,101
Ionis Pharmaceuticals, Inc. (a)	1,204	56,925
Neurocrine Biosciences, Inc. (a)	1,671	144,625
Regeneron Pharmaceuticals, Inc. (a)	498	243,168
Sage Therapeutics, Inc. (a) (b)	324	9,305
Seattle Genetics, Inc. (a)	586	67,613
United Therapeutics Corp. (a)	1,508	142,996
Vertex Pharmaceuticals, Inc. (a)	1,061	252,465
		2,600,633
BUILDING PRODUCTS — 1.7%
Allegion PLC	3,455	317,929
AO Smith Corp.	10,679	403,773
Armstrong World Industries, Inc.	4,645	368,906
Fortune Brands Home & Security, Inc.	15,662	677,381
Johnson Controls International PLC	27,032	728,783
Lennox International, Inc.	1,545	280,866
Masco Corp.	25,487	881,086
Owens Corning	9,366	363,494
Trane Technologies PLC	3,831	316,402
		4,338,620
CAPITAL MARKETS — 4.6%
Affiliated Managers Group, Inc.	833	49,264
Ameriprise Financial, Inc.	4,220	432,466
Bank of New York Mellon Corp.	2,687	90,498
BGC Partners, Inc. Class A	11,496	28,970
BlackRock, Inc.	260	114,392
Cboe Global Markets, Inc.	3,567	318,355
Charles Schwab Corp.	2,549	85,697
CME Group, Inc.	289	49,971
E*TRADE Financial Corp.	3,699	126,950
Eaton Vance Corp.	26,464	853,464
Evercore, Inc. Class A	7,960	366,638
FactSet Research Systems, Inc.	2,059	536,740
Franklin Resources, Inc.	5,551	92,646
Goldman Sachs Group, Inc.	1,383	213,798
Interactive Brokers Group, Inc. Class A	414	17,872
Intercontinental Exchange, Inc.	1,511	122,013
Invesco, Ltd.	13,123	119,157
Janus Henderson Group PLC	29,710	455,157
Lazard, Ltd. Class A	17,554	413,572
Legg Mason, Inc.	2,659	129,892
LPL Financial Holdings, Inc.	15,273	831,309
MarketAxess Holdings, Inc.	1,649	548,408
Moody's Corp.	3,654	772,821
Morgan Stanley	3,177	108,018
Morningstar, Inc.	1,748	203,205
MSCI, Inc.	3,611	1,043,435
Nasdaq, Inc.	2,998	284,660
Security Description	Shares	Value
Northern Trust Corp.	2,172	$163,899
Raymond James Financial, Inc.	3,761	237,695
S&P Global, Inc.	2,821	691,286
SEI Investments Co.	14,487	671,328
State Street Corp. (c)	4,554	242,592
T Rowe Price Group, Inc.	10,746	1,049,347
TD Ameritrade Holding Corp.	1,758	60,932
		11,526,447
CHEMICALS — 3.4%
Air Products & Chemicals, Inc.	3,923	783,070
Albemarle Corp. (b)	1,623	91,488
Ashland Global Holdings, Inc.	2,526	126,477
Axalta Coating Systems, Ltd. (a)	10,347	178,693
Cabot Corp.	7,909	206,583
Celanese Corp.	14,384	1,055,642
CF Industries Holdings, Inc.	8,783	238,898
Chemours Co.	2,157	19,133
Corteva, Inc. (a)	1,554	36,519
Dow, Inc.	22,578	660,181
DuPont de Nemours, Inc.	3,505	119,520
Eastman Chemical Co.	8,144	379,348
Ecolab, Inc.	1,706	265,846
FMC Corp.	6,361	519,630
Huntsman Corp.	51,892	748,802
LyondellBasell Industries NV Class A	13,213	655,761
Mosaic Co.	1,331	14,401
NewMarket Corp.	497	190,286
Olin Corp.	9,109	106,302
PPG Industries, Inc.	5,935	496,166
RPM International, Inc.	3,889	231,395
Scotts Miracle-Gro Co.	7,009	717,722
Sherwin-Williams Co.	616	283,064
Valvoline, Inc.	10,520	137,707
Westlake Chemical Corp.	3,205	122,335
WR Grace & Co.	1,159	41,260
		8,426,229
COMMERCIAL SERVICES & SUPPLIES — 0.9%
ADT, Inc.	2,711	11,712
Cintas Corp.	1,905	329,984
Clean Harbors, Inc. (a)	4,148	212,958
Copart, Inc. (a)	10,474	717,678
IAA, Inc. (a)	8,186	245,253
KAR Auction Services, Inc. (b)	19,538	234,456
Republic Services, Inc.	2,027	152,147
Rollins, Inc.	2,267	81,929
Stericycle, Inc. (a)	1,210	58,782
Waste Management, Inc.	3,091	286,103
		2,331,002
COMMUNICATIONS EQUIPMENT — 0.5%
Arista Networks, Inc. (a)	530	107,351
Ciena Corp. (a)	5,401	215,014
Cisco Systems, Inc.	3,401	133,693
CommScope Holding Co., Inc. (a)	4,269	38,891

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
EchoStar Corp. Class A (a)	1,791	$57,258
F5 Networks, Inc. (a)	1,057	112,708
Juniper Networks, Inc.	7,841	150,077
Motorola Solutions, Inc.	2,230	296,412
Ubiquiti, Inc. (b)	694	98,256
ViaSat, Inc. (a)	1,199	43,068
		1,252,728
CONSTRUCTION & ENGINEERING — 0.6%
AECOM (a)	16,700	498,495
Jacobs Engineering Group, Inc.	2,316	183,589
Quanta Services, Inc.	22,483	713,386
Valmont Industries, Inc.	960	101,741
		1,497,211
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	4,232	247,234
Martin Marietta Materials, Inc.	797	150,816
Vulcan Materials Co.	2,597	280,658
		678,708
CONSUMER FINANCE — 1.0%
Ally Financial, Inc.	15,347	221,457
American Express Co.	2,066	176,870
Capital One Financial Corp.	5,211	262,739
Credit Acceptance Corp. (a)	791	202,251
Discover Financial Services	11,432	407,779
LendingTree, Inc. (a) (b)	892	163,584
Navient Corp.	14,846	112,533
OneMain Holdings, Inc.	8,704	166,421
Santander Consumer USA Holdings, Inc.	9,574	133,174
SLM Corp.	7,040	50,618
Synchrony Financial	36,616	589,151
		2,486,577
CONTAINERS & PACKAGING — 1.6%
AptarGroup, Inc.	782	77,840
Ardagh Group SA	3,365	39,909
Avery Dennison Corp.	7,591	773,295
Ball Corp.	8,662	560,085
Berry Global Group, Inc. (a)	365	12,304
Crown Holdings, Inc. (a)	4,411	256,014
Graphic Packaging Holding Co.	3,014	36,771
International Paper Co.	21,018	654,290
Packaging Corp. of America	8,708	756,116
Sealed Air Corp.	6,025	148,878
Silgan Holdings, Inc.	9,185	266,549
Sonoco Products Co.	5,267	244,126
Westrock Co.	6,920	195,559
		4,021,736
DISTRIBUTORS — 0.5%
Genuine Parts Co.	7,210	485,449
LKQ Corp. (a)	21,170	434,197
Pool Corp.	1,845	363,041
		1,282,687
Security Description	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.5%
Bright Horizons Family Solutions, Inc. (a)	1,712	$174,624
frontdoor, Inc. (a)	15,576	541,733
Graham Holdings Co. Class B	218	74,375
Grand Canyon Education, Inc. (a)	726	55,383
H&R Block, Inc. (b)	11,127	156,668
Service Corp. International	3,670	143,534
		1,146,317
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Equitable Holdings, Inc.	16,706	241,402
Jefferies Financial Group, Inc.	6,277	85,806
Voya Financial, Inc.	6,793	275,456
		602,664
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
AT&T, Inc.	3,791	110,508
CenturyLink, Inc.	26,782	253,358
Verizon Communications, Inc.	1,462	78,553
		442,419
ELECTRIC UTILITIES — 2.0%
Alliant Energy Corp.	4,372	211,124
American Electric Power Co., Inc.	4,340	347,113
Avangrid, Inc.	684	29,946
Duke Energy Corp.	1,662	134,423
Edison International	5,327	291,866
Entergy Corp.	5,191	487,798
Evergy, Inc.	1,319	72,611
Eversource Energy	4,078	318,940
Exelon Corp.	6,628	243,977
FirstEnergy Corp.	4,409	176,669
Hawaiian Electric Industries, Inc.	6,110	263,036
IDACORP, Inc.	1,654	145,205
NextEra Energy, Inc.	842	202,602
NRG Energy, Inc.	15,854	432,180
OGE Energy Corp.	7,062	217,015
Pinnacle West Capital Corp.	2,208	167,344
PPL Corp.	16,339	403,247
Southern Co.	7,239	391,919
Xcel Energy, Inc.	6,248	376,754
		4,913,769
ELECTRICAL EQUIPMENT — 1.3%
Acuity Brands, Inc.	3,678	315,058
AMETEK, Inc.	4,318	310,982
Eaton Corp. PLC	8,661	672,873
Emerson Electric Co.	8,719	415,460
GrafTech International, Ltd. (b)	14,571	118,317
Hubbell, Inc.	2,721	312,208
nVent Electric PLC	11,064	186,650
Regal Beloit Corp.	3,032	190,864
Rockwell Automation, Inc.	3,776	569,836
Sensata Technologies Holding PLC (a)	4,600	133,078
		3,225,326

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. Class A	3,962	$288,751
Arrow Electronics, Inc. (a)	3,680	190,882
Avnet, Inc.	11,894	298,539
CDW Corp.	9,816	915,538
Cognex Corp.	7,768	327,965
Coherent, Inc. (a)	1,059	112,688
Corning, Inc.	11,679	239,887
Dolby Laboratories, Inc. Class A	3,707	200,956
FLIR Systems, Inc.	7,055	224,984
IPG Photonics Corp. (a)	2,053	226,405
Jabil, Inc.	35,727	878,170
Keysight Technologies, Inc. (a)	7,406	619,734
Littelfuse, Inc.	417	55,636
National Instruments Corp.	2,325	76,911
SYNNEX Corp.	303	22,149
Trimble, Inc. (a)	3,248	103,384
Zebra Technologies Corp. Class A (a)	2,674	490,946
		5,273,525
ENERGY EQUIPMENT & SERVICES — 0.1%
Apergy Corp. (a)	2,328	13,386
Baker Hughes Co.	9,634	101,157
Halliburton Co.	5,269	36,093
Helmerich & Payne, Inc.	3,473	54,353
National Oilwell Varco, Inc.	1,881	18,490
Patterson-UTI Energy, Inc.	7,032	16,525
Schlumberger, Ltd.	5,900	79,591
		319,595
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	5,722	340,345
Cinemark Holdings, Inc.	2,674	27,248
Electronic Arts, Inc. (a)	5,936	594,609
Liberty Media Corp.-Liberty Formula One Class C (a)	1,731	47,135
Live Nation Entertainment, Inc. (a)	2,738	124,469
Madison Square Garden Co. Class A (a)	340	71,879
Roku, Inc. (a) (b)	2,297	200,942
Spotify Technology SA (a)	880	106,867
Take-Two Interactive Software, Inc. (a)	4,078	483,692
World Wrestling Entertainment, Inc. Class A (b)	301	10,213
Zynga, Inc. Class A (a)	65,504	448,702
		2,456,101
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.0%
Alexandria Real Estate Equities, Inc. REIT	1,120	153,507
American Campus Communities, Inc. REIT	1,124	31,191
American Homes 4 Rent Class A REIT	2,496	57,907
American Tower Corp. REIT	576	125,424
Americold Realty Trust REIT	2,998	102,052
Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT	13,795	$484,894
Apple Hospitality REIT, Inc.	13,027	119,458
AvalonBay Communities, Inc. REIT	1,314	193,381
Boston Properties, Inc. REIT	1,273	117,409
Brandywine Realty Trust REIT	7,576	79,700
Brixmor Property Group, Inc. REIT	25,548	242,706
Brookfield Property REIT, Inc. Class A (b)	15,606	132,495
Camden Property Trust REIT	1,005	79,636
CoreSite Realty Corp. REIT	1,653	191,583
Corporate Office Properties Trust REIT	2,812	62,230
Cousins Properties, Inc. REIT	1,629	47,681
Crown Castle International Corp. REIT	695	100,358
CubeSmart REIT	2,994	80,209
CyrusOne, Inc. REIT	317	19,575
Digital Realty Trust, Inc. REIT	529	73,483
Douglas Emmett, Inc. REIT	1,835	55,986
Duke Realty Corp. REIT	8,893	287,955
Empire State Realty Trust, Inc. Class A REIT	1,647	14,757
EPR Properties REIT	2,270	54,979
Equinix, Inc. REIT	253	158,016
Equity Commonwealth REIT	6,465	205,005
Equity LifeStyle Properties, Inc. REIT	4,319	248,256
Equity Residential REIT	2,222	137,120
Essex Property Trust, Inc. REIT	555	122,233
Extra Space Storage, Inc. REIT	2,074	198,606
Federal Realty Investment Trust REIT	802	59,837
Gaming and Leisure Properties, Inc. REIT	7,631	211,455
Healthcare Trust of America, Inc. Class A REIT	3,941	95,687
Healthpeak Properties, Inc. REIT	19,439	463,620
Highwoods Properties, Inc. REIT	2,946	104,347
Host Hotels & Resorts, Inc. REIT	34,262	378,252
Hudson Pacific Properties, Inc. REIT	1,868	47,372
Invitation Homes, Inc. REIT	2,429	51,908
Iron Mountain, Inc. REIT (b)	5,357	127,497
JBG SMITH Properties REIT	547	17,411
Kilroy Realty Corp. REIT	2,414	153,772
Kimco Realty Corp. REIT	23,250	224,827
Lamar Advertising Co. Class A REIT	4,672	239,580
Life Storage, Inc. REIT	1,510	142,771
Medical Properties Trust, Inc. REIT	45,785	791,623
Mid-America Apartment Communities, Inc. REIT	1,224	126,109
National Retail Properties, Inc. REIT	2,944	94,767
Omega Healthcare Investors, Inc. REIT	3,664	97,243
Outfront Media, Inc. REIT	7,260	97,865
Park Hotels & Resorts, Inc. REIT	4,316	34,140
Prologis, Inc. REIT	5,634	452,805
Public Storage REIT	1,260	250,249
Rayonier, Inc. REIT	2,483	58,475
Realty Income Corp. REIT	1,455	72,546
Regency Centers Corp. REIT	1,410	54,186

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Retail Properties of America, Inc. Class A REIT	6,245	$32,287
SBA Communications Corp. REIT	314	84,771
Service Properties Trust REIT	4,613	24,910
Simon Property Group, Inc. REIT	1,210	66,381
SL Green Realty Corp. REIT	666	28,705
Spirit Realty Capital, Inc. REIT	2,719	71,102
STORE Capital Corp. REIT	3,617	65,540
Sun Communities, Inc. REIT	791	98,756
UDR, Inc. REIT	2,143	78,305
Ventas, Inc. REIT	720	19,296
VEREIT, Inc.	4,335	21,198
VICI Properties, Inc. REIT (b)	16,437	273,512
Vornado Realty Trust REIT	1,306	47,290
Weingarten Realty Investors REIT	15,207	219,437
Welltower, Inc. REIT	921	42,163
Weyerhaeuser Co. REIT	16,759	284,065
WP Carey, Inc. REIT	2,446	142,064
		10,025,918
FOOD & STAPLES RETAILING — 1.1%
Casey's General Stores, Inc.	4,799	635,820
Costco Wholesale Corp.	2,430	692,866
Grocery Outlet Holding Corp. (a)	1,587	54,498
Kroger Co.	9,387	282,736
Sprouts Farmers Market, Inc. (a)	4,228	78,599
Sysco Corp.	13,563	618,880
US Foods Holding Corp. (a)	13,902	246,204
Walmart, Inc.	433	49,197
Walgreens Boots Alliance, Inc.	4,103	187,712
		2,846,512
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	1,195	42,040
Bunge, Ltd.	863	35,409
Campbell Soup Co.	5,983	276,175
Conagra Brands, Inc.	1,666	48,881
Flowers Foods, Inc.	9,479	194,509
General Mills, Inc.	15,522	819,096
Hain Celestial Group, Inc. (a) (b)	1,787	46,408
Hershey Co.	2,488	329,660
Hormel Foods Corp. (b)	3,204	149,435
Ingredion, Inc.	2,404	181,502
J.M. Smucker Co.	2,457	272,727
Kellogg Co.	3,635	218,064
Lamb Weston Holdings, Inc.	3,070	175,297
McCormick & Co., Inc.	1,203	169,876
Mondelez International, Inc. Class A	6,051	303,034
Pilgrim's Pride Corp. (a)	8,725	158,097
Post Holdings, Inc. (a)	1,822	151,171
Seaboard Corp.	13	36,566
TreeHouse Foods, Inc. (a)	1,568	69,227
Tyson Foods, Inc. Class A	13,598	786,916
		4,464,090
GAS UTILITIES — 0.1%
Atmos Energy Corp.	2,120	210,367
Security Description	Shares	Value
National Fuel Gas Co.	1,675	$62,461
UGI Corp.	801	21,363
		294,191
HEALTH CARE EQUIPMENT & SUPPLIES — 2.6%
Abbott Laboratories	1,161	91,614
ABIOMED, Inc. (a)	138	20,032
Align Technology, Inc. (a)	1,760	306,152
Baxter International, Inc.	6,779	550,387
Becton Dickinson and Co.	410	94,206
Boston Scientific Corp. (a)	2,189	71,427
Cantel Medical Corp.	380	13,642
Cooper Cos., Inc.	810	223,293
Danaher Corp.	1,125	155,711
DENTSPLY SIRONA, Inc.	1,884	73,156
DexCom, Inc. (a)	480	129,250
Edwards Lifesciences Corp. (a)	2,458	463,628
Envista Holdings Corp. (a)	4,350	64,989
Hill-Rom Holdings, Inc.	1,813	182,388
Hologic, Inc. (a)	2,506	87,961
ICU Medical, Inc. (a)	119	24,011
IDEXX Laboratories, Inc. (a)	2,140	518,394
Insulet Corp. (a) (b)	340	56,331
Integra LifeSciences Holdings Corp. (a)	1,418	63,342
Intuitive Surgical, Inc. (a)	368	182,237
Masimo Corp. (a)	2,996	530,651
Medtronic PLC	1,116	100,641
Penumbra, Inc. (a) (b)	1,255	202,469
ResMed, Inc.	1,866	274,843
STERIS PLC	3,602	504,172
Stryker Corp.	988	164,492
Teleflex, Inc.	753	220,524
Varian Medical Systems, Inc. (a)	2,299	236,015
West Pharmaceutical Services, Inc.	4,621	703,547
Zimmer Biomet Holdings, Inc.	1,819	183,864
		6,493,369
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Acadia Healthcare Co., Inc. (a)	3,158	57,949
AmerisourceBergen Corp.	11,382	1,007,307
Anthem, Inc.	1,088	247,020
Cardinal Health, Inc.	29,901	1,433,454
Centene Corp. (a)	1,613	95,828
Chemed Corp.	1,701	736,873
Covetrus, Inc. (a) (b)	23,045	187,586
CVS Health Corp.	259	15,366
DaVita, Inc. (a)	8,275	629,396
Encompass Health Corp.	4,125	264,124
HCA Healthcare, Inc.	2,623	235,677
Henry Schein, Inc. (a)	6,186	312,517
Humana, Inc.	2,761	867,009
Laboratory Corp. of America Holdings (a)	5,140	649,645
McKesson Corp.	13,889	1,878,626

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MEDNAX, Inc. (a)	1,065	$12,397
Molina Healthcare, Inc. (a)	3,379	472,080
Premier, Inc. Class A (a)	2,272	74,340
Quest Diagnostics, Inc.	5,081	408,004
UnitedHealth Group, Inc.	311	77,557
Universal Health Services, Inc. Class B	5,020	497,382
		10,160,137
HEALTH CARE TECHNOLOGY — 0.7%
Cerner Corp.	13,608	857,168
Change Healthcare, Inc. (a)	11,612	116,004
Veeva Systems, Inc. Class A (a)	4,467	698,505
		1,671,677
HOTELS, RESTAURANTS & LEISURE — 2.7%
Aramark	20,937	418,112
Caesars Entertainment Corp. (a)	44,878	303,375
Carnival Corp.	6,202	81,680
Chipotle Mexican Grill, Inc. (a)	941	615,790
Choice Hotels International, Inc.	1,075	65,844
Darden Restaurants, Inc.	6,448	351,158
Domino's Pizza, Inc.	1,293	419,023
Dunkin' Brands Group, Inc.	2,504	132,962
Extended Stay America, Inc.	5,086	37,179
Hilton Grand Vacations, Inc. (a)	3,204	50,527
Hilton Worldwide Holdings, Inc.	4,142	282,650
Hyatt Hotels Corp. Class A	1,980	94,842
International Game Technology PLC (b)	1,665	9,907
Las Vegas Sands Corp.	5,998	254,735
Marriott International, Inc. Class A	2,229	166,751
McDonald's Corp.	490	81,022
MGM Resorts International	16,493	194,617
Norwegian Cruise Line Holdings, Ltd. (a)	16,438	180,160
Planet Fitness, Inc. Class A (a)	3,728	181,554
Royal Caribbean Cruises, Ltd.	4,789	154,062
Six Flags Entertainment Corp.	1,361	17,067
Starbucks Corp.	6,104	401,277
Vail Resorts, Inc.	1,220	180,206
Wendy's Co.	14,134	210,314
Wyndham Destinations, Inc.	12,085	262,244
Wyndham Hotels & Resorts, Inc.	1,064	33,527
Wynn Resorts, Ltd.	1,282	77,164
Yum China Holdings, Inc.	26,325	1,122,235
Yum! Brands, Inc.	3,949	270,625
		6,650,609
HOUSEHOLD DURABLES — 2.6%
D.R. Horton, Inc.	22,370	760,580
Garmin, Ltd.	9,612	720,516
Leggett & Platt, Inc.	19,268	514,070
Lennar Corp. Class A	9,851	376,308
Lennar Corp. Class B	546	15,790
Mohawk Industries, Inc. (a)	4,661	355,355
Newell Brands, Inc.	2,816	37,397
NVR, Inc. (a)	409	1,050,766
Security Description	Shares	Value
PulteGroup, Inc.	56,345	$1,257,620
Tempur Sealy International, Inc. (a)	2,650	115,832
Toll Brothers, Inc.	19,049	366,693
Whirlpool Corp.	9,218	790,904
		6,361,831
HOUSEHOLD PRODUCTS — 0.6%
Church & Dwight Co., Inc.	2,591	166,290
Clorox Co.	1,197	207,380
Colgate-Palmolive Co.	4,763	316,073
Kimberly-Clark Corp.	2,920	373,381
Procter & Gamble Co.	524	57,640
Spectrum Brands Holdings, Inc.	10,138	368,719
		1,489,483
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
AES Corp.	47,910	651,576
Vistra Energy Corp.	6,525	104,139
		755,715
INDUSTRIAL CONGLOMERATES — 0.5%
3M Co.	518	70,712
Carlisle Cos., Inc.	5,606	702,320
General Electric Co.	6,529	51,840
Honeywell International, Inc.	1,593	213,128
Roper Technologies, Inc.	535	166,818
		1,204,818
INSURANCE — 3.8%
Aflac, Inc.	7,000	239,680
Alleghany Corp.	91	50,264
Allstate Corp.	5,335	489,379
American Financial Group, Inc.	2,017	141,351
American International Group, Inc.	2,023	49,058
Aon PLC	1,518	250,531
Arch Capital Group, Ltd. (a)	10,868	309,303
Arthur J Gallagher & Co.	4,400	358,644
Assurant, Inc.	1,990	207,139
Assured Guaranty, Ltd.	7,190	185,430
Athene Holding, Ltd. Class A (a)	3,466	86,026
Axis Capital Holdings, Ltd.	607	23,460
Brighthouse Financial, Inc. (a)	4,886	118,095
Brown & Brown, Inc.	10,381	376,000
Chubb, Ltd.	1,284	143,410
Cincinnati Financial Corp.	1,627	122,757
Erie Indemnity Co. Class A	1,970	292,033
Everest Re Group, Ltd.	333	64,076
Fidelity National Financial, Inc.	27,451	682,981
First American Financial Corp.	14,058	596,200
Globe Life, Inc.	4,747	341,641
Hanover Insurance Group, Inc.	2,555	231,432
Hartford Financial Services Group, Inc.	8,325	293,373
Kemper Corp.	1,772	131,784
Lincoln National Corp.	4,040	106,333
Loews Corp.	3,390	118,074
Markel Corp. (a)	26	24,125

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Marsh & McLennan Cos., Inc.	5,396	$466,538
MetLife, Inc.	5,898	180,302
Old Republic International Corp.	8,027	122,412
Primerica, Inc.	1,881	166,431
Principal Financial Group, Inc.	7,137	223,673
Progressive Corp.	13,407	989,973
Prudential Financial, Inc.	2,778	144,845
Reinsurance Group of America, Inc.	1,539	129,491
RenaissanceRe Holdings, Ltd.	1,205	179,931
Travelers Cos., Inc.	2,322	230,691
Unum Group	3,925	58,914
Willis Towers Watson PLC	1,280	217,408
WR Berkley Corp.	4,633	241,704
		9,384,892
INTERACTIVE MEDIA & SERVICES — 0.5%
Alphabet, Inc. Class A (a)	47	54,612
Alphabet, Inc. Class C (a)	50	58,140
Facebook, Inc. Class A (a)	568	94,742
IAC/InterActiveCorp (a)	2,285	409,541
Match Group, Inc. (a) (b)	6,549	432,496
Twitter, Inc. (a)	6,330	155,465
		1,204,996
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Amazon.com, Inc. (a)	29	56,542
Booking Holdings, Inc. (a)	177	238,122
eBay, Inc.	31,846	957,291
Etsy, Inc. (a)	1,365	52,470
Expedia Group, Inc.	1,321	74,333
		1,378,758
IT SERVICES — 4.1%
Accenture PLC Class A	1,672	272,971
Akamai Technologies, Inc. (a)	9,389	859,000
Amdocs, Ltd.	8,420	462,847
Automatic Data Processing, Inc.	2,015	275,410
Black Knight, Inc. (a)	3,523	204,545
Booz Allen Hamilton Holding Corp.	9,188	630,664
Broadridge Financial Solutions, Inc.	2,085	197,721
CACI International, Inc. Class A (a)	1,902	401,607
Cognizant Technology Solutions Corp. Class A	7,823	363,535
DXC Technology Co.	1,400	18,270
EPAM Systems, Inc. (a)	4,160	772,346
Euronet Worldwide, Inc. (a)	3,311	283,819
Fidelity National Information Services, Inc.	696	84,661
Fiserv, Inc. (a)	1,373	130,421
FleetCor Technologies, Inc. (a)	1,306	243,621
Gartner, Inc. (a)	1,261	125,558
Genpact, Ltd.	10,012	292,350
Global Payments, Inc.	712	102,692
GoDaddy, Inc. Class A (a)	1,506	86,008
International Business Machines Corp.	3,328	369,175
Jack Henry & Associates, Inc.	1,739	269,962
Security Description	Shares	Value
Leidos Holdings, Inc.	10,958	$1,004,301
Mastercard, Inc. Class A	344	83,097
Paychex, Inc.	5,395	339,453
PayPal Holdings, Inc. (a)	1,645	157,492
Sabre Corp.	8,090	47,974
Square, Inc. Class A (a)	801	41,956
Switch, Inc. Class A	1,402	20,231
VeriSign, Inc. (a)	2,541	457,609
Visa, Inc. Class A	566	91,194
Western Union Co. (b)	75,104	1,361,635
WEX, Inc. (a)	1,023	106,955
		10,159,080
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	5,263	186,152
Hasbro, Inc.	2,007	143,601
Polaris, Inc.	3,526	169,777
		499,530
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	3,191	228,539
Avantor, Inc. (a)	6,355	79,374
Bio-Rad Laboratories, Inc. Class A (a)	802	281,149
Bio-Techne Corp.	1,026	194,550
Bruker Corp.	7,983	286,270
Charles River Laboratories International, Inc. (a)	1,301	164,199
Illumina, Inc. (a)	349	95,319
IQVIA Holdings, Inc. (a)	1,689	182,176
Mettler-Toledo International, Inc. (a)	577	398,424
PerkinElmer, Inc.	1,898	142,882
PRA Health Sciences, Inc. (a)	2,489	206,687
QIAGEN NV (a) (b)	1,728	71,885
Thermo Fisher Scientific, Inc.	542	153,711
Waters Corp. (a)	1,843	335,518
		2,820,683
MACHINERY — 4.8%
AGCO Corp.	11,508	543,753
Allison Transmission Holdings, Inc.	6,287	205,019
Caterpillar, Inc.	2,400	278,496
Colfax Corp. (a) (b)	8,747	173,191
Crane Co.	2,497	122,802
Cummins, Inc.	10,019	1,355,771
Deere & Co.	1,449	200,194
Donaldson Co., Inc.	6,216	240,124
Dover Corp.	7,108	596,646
Flowserve Corp.	3,206	76,591
Fortive Corp.	3,414	188,419
Graco, Inc.	7,077	344,862
IDEX Corp.	2,380	328,702
Illinois Tool Works, Inc.	3,503	497,846
Ingersoll Rand, Inc. (a)	10,480	259,904
ITT, Inc.	10,560	479,002
Lincoln Electric Holdings, Inc.	4,037	278,553
Middleby Corp. (a)	1,115	63,421
Nordson Corp.	2,452	331,192

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Oshkosh Corp.	16,300	$1,048,579
PACCAR, Inc.	16,527	1,010,295
Parker-Hannifin Corp.	3,142	407,612
Pentair PLC	9,686	288,255
Snap-on, Inc.	3,320	361,282
Stanley Black & Decker, Inc.	3,237	323,700
Timken Co.	6,001	194,072
Toro Co.	7,551	491,495
Trinity Industries, Inc.	3,855	61,950
WABCO Holdings, Inc. (a)	5,623	759,386
Westinghouse Air Brake Technologies Corp.	1,525	73,398
Woodward, Inc.	4,059	241,267
Xylem, Inc.	3,005	195,716
		12,021,495
MARINE — 0.0% (d)
Kirby Corp. (a)	2,214	96,243
MEDIA — 1.9%
Altice USA, Inc. Class A (a)	17,451	388,983
Cable One, Inc.	242	397,850
Charter Communications, Inc. Class A (a)	511	222,954
Comcast Corp. Class A	2,979	102,418
Discovery, Inc. Class A (a)	877	17,049
Discovery, Inc. Class C (a)	1,414	24,801
DISH Network Corp. Class A (a)	15,544	310,724
Fox Corp. Class A	27,339	646,021
Fox Corp. Class B (a)	15,608	357,111
Interpublic Group of Cos., Inc.	11,931	193,163
John Wiley & Sons, Inc. Class A	1,908	71,531
Liberty Broadband Corp. Class C (a)	337	37,313
Liberty Media Corp.-Liberty SiriusXM Class A (a)	2,601	82,426
Liberty Media Corp.-Liberty SiriusXM Class C (a)	5,258	166,258
New York Times Co. Class A	9,848	302,432
News Corp. Class A	33,372	299,514
News Corp. Class B	10,702	96,211
Nexstar Media Group, Inc. Class A	4,983	287,669
Omnicom Group, Inc.	6,876	377,492
Sinclair Broadcast Group, Inc. Class A	12,123	194,938
Sirius XM Holdings, Inc. (b)	20,152	99,551
ViacomCBS, Inc. Class B	2,648	37,098
		4,713,507
METALS & MINING — 1.4%
Alcoa Corp. (a)	2,667	16,429
Freeport-McMoRan, Inc.	46,794	315,859
Newmont Goldcorp Corp.	5,244	237,448
Nucor Corp.	17,226	620,480
Reliance Steel & Aluminum Co.	15,597	1,366,141
Royal Gold, Inc.	3,106	272,427
Southern Copper Corp.	1,966	55,363
Steel Dynamics, Inc.	20,846	469,869
Security Description	Shares	Value
United States Steel Corp. (b)	1,834	$11,573
		3,365,589
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
AGNC Investment Corp. REIT	2,469	26,122
Annaly Capital Management, Inc. REIT	4,611	23,378
Chimera Investment Corp. REIT	7,122	64,810
MFA Financial, Inc. REIT	17,374	26,930
New Residential Investment Corp. REIT	9,356	46,873
Two Harbors Investment Corp. REIT	3,040	11,582
Starwood Property Trust, Inc. REIT	4,623	47,386
		247,081
MULTI-UTILITIES — 1.1%
Ameren Corp.	5,389	392,481
CenterPoint Energy, Inc.	7,154	110,529
CMS Energy Corp.	5,914	347,447
Consolidated Edison, Inc.	3,121	243,438
Dominion Energy, Inc.	1,728	124,744
DTE Energy Co.	2,762	262,307
MDU Resources Group, Inc.	6,001	129,022
NiSource, Inc.	2,309	57,656
Public Service Enterprise Group, Inc.	6,393	287,110
Sempra Energy	2,079	234,906
WEC Energy Group, Inc.	4,807	423,641
		2,613,281
MULTILINE RETAIL — 1.3%
Dollar General Corp.	9,616	1,452,112
Dollar Tree, Inc. (a)	4,292	315,333
Kohl's Corp.	11,433	166,808
Nordstrom, Inc.	3,263	50,054
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	1,545	71,595
Target Corp.	13,006	1,209,168
		3,265,070
OIL, GAS & CONSUMABLE FUELS — 2.3%
Apache Corp.	8,632	36,082
Cabot Oil & Gas Corp.	7,101	122,066
Cheniere Energy, Inc. (a)	2,225	74,537
Chevron Corp.	2,228	161,441
Cimarex Energy Co.	2,142	36,050
Concho Resources, Inc.	455	19,497
ConocoPhillips	7,166	220,713
Continental Resources, Inc. (b)	1,093	8,351
Devon Energy Corp.	28,800	199,008
Diamondback Energy, Inc.	231	6,052
EOG Resources, Inc.	3,090	110,993
Exxon Mobil Corp.	1,790	67,966
Hess Corp.	5,854	194,938
HollyFrontier Corp.	14,877	364,635
Kinder Morgan, Inc.	16,580	230,794
Kosmos Energy, Ltd.	21,520	19,273
Marathon Oil Corp.	22,733	74,792

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Marathon Petroleum Corp.	349	$8,243
Murphy Oil Corp. (b)	8,415	51,584
Noble Energy, Inc.	14,528	87,749
Occidental Petroleum Corp.	1,779	20,601
ONEOK, Inc.	5,608	122,310
Parsley Energy, Inc. Class A	20,035	114,801
PBF Energy, Inc. Class A	15,768	111,637
Phillips 66	26,444	1,418,721
Pioneer Natural Resources Co.	5,313	372,707
Targa Resources Corp.	5,007	34,598
Valero Energy Corp.	28,925	1,312,038
Williams Cos., Inc.	3,914	55,383
WPX Energy, Inc. (a)	10,217	31,162
		5,688,722
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	8,197	177,383
PERSONAL PRODUCTS — 0.4%
Coty, Inc. Class A	6,092	31,435
Estee Lauder Cos., Inc. Class A	6,314	1,006,073
Herbalife Nutrition, Ltd. (a)	1,122	32,717
Nu Skin Enterprises, Inc. Class A	452	9,876
		1,080,101
PHARMACEUTICALS — 0.7%
Allergan PLC	443	78,455
Bristol-Myers Squibb Co.	3,607	201,054
Catalent, Inc. (a)	1,736	90,185
Elanco Animal Health, Inc. (a)	1,817	40,683
Eli Lilly & Co.	802	111,254
Horizon Therapeutics PLC (a)	3,467	102,693
Jazz Pharmaceuticals PLC (a)	2,468	246,158
Johnson & Johnson	195	25,570
Merck & Co., Inc.	932	71,708
Mylan NV (a)	1,596	23,796
Nektar Therapeutics (a) (b)	1,106	19,742
Perrigo Co. PLC	6,156	296,042
Pfizer, Inc.	763	24,904
Zoetis, Inc.	2,418	284,575
		1,616,819
PROFESSIONAL SERVICES — 1.0%
CoreLogic, Inc.	2,525	77,114
CoStar Group, Inc. (a)	735	431,599
Equifax, Inc.	2,686	320,843
IHS Markit, Ltd.	2,900	174,000
ManpowerGroup, Inc.	14,109	747,636
Nielsen Holdings PLC	1,551	19,450
Robert Half International, Inc.	6,975	263,306
TransUnion	2,180	144,272
Verisk Analytics, Inc.	1,877	261,616
		2,439,836
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.7%
CBRE Group, Inc. Class A (a)	33,650	1,268,942
Howard Hughes Corp. (a)	279	14,095
Security Description	Shares	Value
Jones Lang LaSalle, Inc.	5,098	$514,796
		1,797,833
ROAD & RAIL — 1.8%
AMERCO	256	74,381
CSX Corp.	4,172	239,056
JB Hunt Transport Services, Inc.	5,604	516,857
Kansas City Southern	3,639	462,808
Knight-Swift Transportation Holdings, Inc. (b)	29,622	971,601
Landstar System, Inc.	4,363	418,237
Lyft, Inc. Class A (a)	833	22,366
Norfolk Southern Corp.	2,242	327,332
Old Dominion Freight Line, Inc.	6,615	868,285
Ryder System, Inc.	3,484	92,117
Schneider National, Inc. Class B	11,311	218,755
Uber Technologies, Inc. (a)	656	18,315
Union Pacific Corp.	1,481	208,880
		4,438,990
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.4%
Advanced Micro Devices, Inc. (a)	3,041	138,305
Analog Devices, Inc.	3,667	328,746
Applied Materials, Inc.	16,921	775,320
Broadcom, Inc.	673	159,568
Cypress Semiconductor Corp.	44,335	1,033,892
Entegris, Inc.	10,397	465,474
Intel Corp.	5,426	293,655
KLA Corp.	1,962	282,018
Lam Research Corp.	7,663	1,839,120
Maxim Integrated Products, Inc.	13,790	670,332
Microchip Technology, Inc. (b)	608	41,222
Micron Technology, Inc. (a)	54,430	2,289,326
MKS Instruments, Inc.	12,953	1,055,022
Monolithic Power Systems, Inc.	2,679	448,625
NVIDIA Corp.	1,524	401,726
ON Semiconductor Corp. (a)	48,956	609,013
Qorvo, Inc. (a)	9,939	801,382
QUALCOMM, Inc.	5,486	371,128
Skyworks Solutions, Inc.	17,602	1,573,267
Teradyne, Inc.	23,721	1,284,967
Texas Instruments, Inc.	4,462	445,888
Universal Display Corp.	1,554	204,786
Xilinx, Inc.	4,491	350,028
		15,862,810
SOFTWARE — 3.7%
Adobe, Inc. (a)	666	211,948
ANSYS, Inc. (a)	2,948	685,322
Aspen Technology, Inc. (a)	2,919	277,509
Atlassian Corp. PLC Class A (a)	327	44,884
Autodesk, Inc. (a)	360	56,196
Avalara, Inc. (a)	446	33,272
Cadence Design Systems, Inc. (a)	11,877	784,357
CDK Global, Inc.	1,108	36,398
Cerence, Inc. (a)	7,452	114,761

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ceridian HCM Holding, Inc. (a)	536	$26,838
Citrix Systems, Inc.	3,164	447,864
Fair Isaac Corp. (a)	960	295,382
Fortinet, Inc. (a)	6,216	628,873
Guidewire Software, Inc. (a)	864	68,524
HubSpot, Inc. (a)	271	36,094
Intuit, Inc.	2,063	474,490
LogMeIn, Inc.	2,125	176,970
Manhattan Associates, Inc. (a)	7,394	368,369
Microsoft Corp.	1,218	192,091
NortonLifeLock, Inc.	10,621	198,719
Nuance Communications, Inc. (a)	12,998	218,106
Oracle Corp.	2,574	124,401
Palo Alto Networks, Inc. (a)	803	131,660
Paycom Software, Inc. (a)	1,850	373,718
Paylocity Holding Corp. (a)	1,654	146,081
Pegasystems, Inc.	448	31,911
Proofpoint, Inc. (a)	939	96,332
RealPage, Inc. (a)	589	31,176
salesforce.com, Inc. (a)	524	75,446
ServiceNow, Inc. (a)	1,193	341,890
Splunk, Inc. (a)	222	28,023
SS&C Technologies Holdings, Inc.	726	31,813
Synopsys, Inc. (a)	7,337	944,932
Teradata Corp. (a)	676	13,851
Trade Desk, Inc. Class A (a) (b)	1,808	348,944
Tyler Technologies, Inc. (a)	1,847	547,746
VMware, Inc. Class A (a) (b)	4,711	570,502
Workday, Inc. Class A (a)	235	30,602
Zscaler, Inc. (a) (b)	1,109	67,494
		9,313,489
SPECIALTY RETAIL — 4.6%
Advance Auto Parts, Inc.	2,412	225,088
AutoNation, Inc. (a)	6,222	174,589
AutoZone, Inc. (a)	986	834,156
Best Buy Co., Inc.	42,176	2,404,032
Burlington Stores, Inc. (a)	3,166	501,684
CarMax, Inc. (a)	5,986	322,226
Dick's Sporting Goods, Inc.	15,145	321,983
Five Below, Inc. (a)	2,791	196,431
Floor & Decor Holdings, Inc. Class A (a) (b)	9,701	311,305
Foot Locker, Inc.	7,831	172,674
Gap, Inc. (b)	3,364	23,683
Home Depot, Inc.	1,270	237,122
L Brands, Inc.	2,288	26,449
Lowe's Cos., Inc.	4,774	410,803
O'Reilly Automotive, Inc. (a)	1,692	509,377
Penske Automotive Group, Inc. (b)	4,236	118,608
Ross Stores, Inc.	9,817	853,784
Tiffany & Co.	7,195	931,752
TJX Cos., Inc.	16,238	776,339
Tractor Supply Co.	9,257	782,679
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,896	333,127
Urban Outfitters, Inc. (a)	5,426	77,266
Security Description	Shares	Value
Williams-Sonoma, Inc.	18,790	$798,951
		11,344,108
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Apple, Inc.	1,492	379,401
Dell Technologies, Inc. Class C (a)	2,691	106,429
Hewlett Packard Enterprise Co.	81,368	790,083
HP, Inc.	43,564	756,271
NCR Corp. (a) (b)	9,689	171,495
NetApp, Inc.	14,063	586,287
Western Digital Corp.	4,081	169,851
Xerox Holdings Corp. (a)	20,094	380,580
		3,340,397
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Capri Holdings, Ltd. (a)	1,856	20,026
Carter's, Inc.	8,081	531,164
Columbia Sportswear Co.	1,686	117,632
Hanesbrands, Inc. (b)	43,935	345,769
Lululemon Athletica, Inc. (a)	3,852	730,147
NIKE, Inc. Class B	3,229	267,168
PVH Corp.	5,291	199,153
Ralph Lauren Corp.	5,516	368,634
Skechers U.S.A., Inc. Class A (a)	31,589	749,923
Tapestry, Inc.	3,898	50,479
Under Armour, Inc. Class A (a)	6,385	58,806
Under Armour, Inc. Class C (a)	6,451	51,995
VF Corp.	7,252	392,188
		3,883,084
THRIFTS & MORTGAGE FINANCE — 0.3%
MGIC Investment Corp.	83,466	530,009
New York Community Bancorp, Inc.	15,322	143,874
		673,883
TOBACCO — 0.2%
Altria Group, Inc.	3,522	136,196
Philip Morris International, Inc.	4,888	356,628
		492,824
TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	8,585	190,072
Fastenal Co.	21,159	661,219
HD Supply Holdings, Inc. (a)	7,935	225,592
MSC Industrial Direct Co., Inc. Class A	2,126	116,866
United Rentals, Inc. (a)	7,057	726,165
Univar, Inc. (a)	27,281	292,453
W.W. Grainger, Inc.	1,382	343,427
Watsco, Inc.	2,808	443,748
WESCO International, Inc. (a)	4,325	98,826
		3,098,368
TRANSPORTATION INFRASTRUCTURE — 0.0% (d)
Macquarie Infrastructure Corp.	4,290	108,322

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
WATER UTILITIES — 0.2%
American Water Works Co., Inc.	2,595	$310,258
Essential Utilities, Inc.	4,238	172,487
		482,745
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Sprint Corp. (a)	5,962	51,393
Telephone & Data Systems, Inc.	1,132	18,972
T-Mobile US, Inc. (a)	1,337	112,174
		182,539
TOTAL COMMON STOCKS (Cost $315,030,059)		247,952,790
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	252,046	251,819
State Street Navigator Securities Lending Portfolio II (c) (g)	1,365,804	1,365,804
TOTAL SHORT-TERM INVESTMENTS (Cost $1,617,567)		1,617,623
TOTAL INVESTMENTS — 100.4% (Cost $316,647,626)		249,570,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.4)%		(992,001)
NET ASSETS — 100.0%		$248,578,412

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Index (long)	4	06/19/2020	$496,966	$513,940	$16,974
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$247,952,790	$—	$—	$247,952,790
Short-Term Investments	1,617,623	—	—	1,617,623
TOTAL INVESTMENTS	$249,570,413	$—	$—	$249,570,413
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	16,974	—	—	16,974
TOTAL OTHER FINANCIAL INSTRUMENTS:	$16,974	$—	$—	$16,974
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$249,587,387	$—	$—	$249,587,387
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 MOMENTUM FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	942	$52,808	$313,928	$27,080	$7,008	$(104,072)	4,554	$242,592	$5,252
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	10,339,558	10,086,952	(843)	56	252,046	251,819	5,206
State Street Institutional U.S. Government Money Market Fund, Class G Shares	274,047	274,047	2,190,101	2,464,148	—	—	—	—	1,101
State Street Navigator Securities Lending Portfolio II	—	—	27,816,294	26,450,490	—	—	1,365,804	1,365,804	11,970
State Street Navigator Securities Lending Portfolio III	594,467	594,467	13,728,486	14,322,953	—	—	—	—	1,578
Total		$921,322	$54,388,367	$53,351,623	$6,165	$(104,016)		$1,860,215	$25,107
See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 0.3%
Huntington Ingalls Industries, Inc.	4,997	$910,503
AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	35,635	2,359,037
AIRLINES — 1.0%
Alaska Air Group, Inc.	27,319	777,772
Copa Holdings SA Class A	9,737	440,989
Delta Air Lines, Inc.	57,428	1,638,421
		2,857,182
AUTO COMPONENTS — 1.5%
BorgWarner, Inc.	45,846	1,117,267
Gentex Corp.	59,568	1,320,027
Goodyear Tire & Rubber Co.	71,794	417,841
Lear Corp.	19,141	1,555,206
		4,410,341
AUTOMOBILES — 1.6%
Ford Motor Co.	328,120	1,584,820
General Motors Co.	64,227	1,334,637
Harley-Davidson, Inc.	48,375	915,739
Thor Industries, Inc. (a)	16,357	689,938
		4,525,134
BANKS — 2.8%
Associated Banc-Corp.	19,276	246,540
Bank of Hawaii Corp.	3,570	197,207
Bank OZK	17,654	294,822
BankUnited, Inc.	10,545	197,191
CIT Group, Inc.	5,155	88,975
Citizens Financial Group, Inc.	26,794	503,995
Comerica, Inc.	14,665	430,271
Cullen/Frost Bankers, Inc. (a)	4,080	227,623
East West Bancorp, Inc.	9,299	239,356
First Hawaiian, Inc.	15,736	260,116
First Horizon National Corp.	40,039	322,714
FNB Corp.	55,829	411,460
Huntington Bancshares, Inc.	86,028	706,290
KeyCorp	76,899	797,443
PacWest Bancorp	27,336	489,861
People's United Financial, Inc.	36,938	408,165
Popular, Inc.	6,513	227,955
Regions Financial Corp.	85,642	768,209
Synovus Financial Corp.	13,762	241,661
TCF Financial Corp.	11,212	254,064
Umpqua Holdings Corp.	38,270	417,143
Webster Financial Corp.	8,364	191,536
Zions Bancorp NA	13,531	362,089
		8,284,686
BEVERAGES — 0.5%
Molson Coors Beverage Co. Class B	34,948	1,363,322
BUILDING PRODUCTS — 0.7%
AO Smith Corp.	27,948	1,056,714
Fortune Brands Home & Security, Inc.	10,968	474,366
Security Description	Shares	Value
Owens Corning	11,508	$446,625
		1,977,705
CAPITAL MARKETS — 3.5%
Affiliated Managers Group, Inc.	2,706	160,033
BGC Partners, Inc. Class A	89,250	224,910
Eaton Vance Corp.	34,157	1,101,563
Evercore, Inc. Class A	12,588	579,803
Franklin Resources, Inc.	75,672	1,262,966
Invesco, Ltd.	93,933	852,912
Janus Henderson Group PLC	50,035	766,536
Lazard, Ltd. Class A	32,723	770,954
Legg Mason, Inc.	5,542	270,727
LPL Financial Holdings, Inc.	4,288	233,396
State Street Corp. (b)	21,087	1,123,304
T Rowe Price Group, Inc.	24,793	2,421,036
Virtu Financial, Inc. Class A	14,241	296,498
		10,064,638
CHEMICALS — 4.1%
Albemarle Corp.	10,523	593,181
Cabot Corp.	17,863	466,582
Celanese Corp.	16,618	1,219,595
CF Industries Holdings, Inc.	30,571	831,531
Chemours Co.	50,409	447,128
DuPont de Nemours, Inc.	34,792	1,186,407
Eastman Chemical Co.	32,566	1,516,924
Huntsman Corp.	68,264	985,050
LyondellBasell Industries NV Class A	52,462	2,603,689
NewMarket Corp.	466	178,417
Olin Corp.	50,243	586,336
RPM International, Inc.	9,193	546,983
Scotts Miracle-Gro Co.	1,489	152,474
Valvoline, Inc.	42,565	557,176
Westlake Chemical Corp.	3,268	124,740
		11,996,213
COMMERCIAL SERVICES & SUPPLIES — 0.2%
ADT, Inc.	9,813	42,392
IAA, Inc. (c)	15,050	450,898
KAR Auction Services, Inc.	15,252	183,024
		676,314
COMMUNICATIONS EQUIPMENT — 0.6%
Juniper Networks, Inc.	97,801	1,871,911
CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	41,360	285,798
CONSUMER FINANCE — 0.4%
Navient Corp.	37,802	286,539
Santander Consumer USA Holdings, Inc.	16,173	224,967
Synchrony Financial	36,091	580,704
		1,092,210
CONTAINERS & PACKAGING — 3.2%
Ardagh Group SA	5,606	66,487

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Avery Dennison Corp.	5,735	$584,224
International Paper Co.	81,650	2,541,765
Packaging Corp. of America	28,779	2,498,881
Sealed Air Corp.	8,299	205,068
Silgan Holdings, Inc.	6,736	195,479
Sonoco Products Co.	22,204	1,029,155
Westrock Co.	78,273	2,211,995
		9,333,054
DISTRIBUTORS — 0.7%
Genuine Parts Co.	29,648	1,996,200
DIVERSIFIED CONSUMER SERVICES — 0.3%
H&R Block, Inc.	62,287	877,001
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Jefferies Financial Group, Inc.	19,001	259,744
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
CenturyLink, Inc.	334,914	3,168,286
ELECTRIC UTILITIES — 3.4%
Alliant Energy Corp.	13,213	638,056
Avangrid, Inc.	6,575	287,854
Edison International	25,693	1,407,719
Entergy Corp.	17,653	1,658,852
Hawaiian Electric Industries, Inc.	22,404	964,492
IDACORP, Inc.	6,184	542,893
OGE Energy Corp.	28,173	865,756
Pinnacle West Capital Corp.	14,826	1,123,663
PPL Corp.	96,973	2,393,294
		9,882,579
ELECTRICAL EQUIPMENT — 2.9%
Eaton Corp. PLC	35,690	2,772,756
Emerson Electric Co.	33,408	1,591,891
GrafTech International, Ltd.	18,645	151,397
Hubbell, Inc.	7,004	803,639
nVent Electric PLC	34,566	583,128
Regal Beloit Corp.	4,071	256,270
Rockwell Automation, Inc.	14,284	2,155,599
		8,314,680
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Avnet, Inc.	13,646	342,515
Corning, Inc.	83,866	1,722,608
Jabil, Inc.	14,537	357,319
National Instruments Corp.	18,045	596,928
		3,019,370
ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes Co.	66,258	695,709
Halliburton Co.	159,821	1,094,774
Helmerich & Payne, Inc.	33,077	517,655
Patterson-UTI Energy, Inc.	30,940	72,709
		2,380,847
ENTERTAINMENT — 0.1%
Cinemark Holdings, Inc.	28,662	292,066
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.6%
Apartment Investment & Management Co. Class A REIT	41,715	$1,466,282
Apple Hospitality REIT, Inc.	64,876	594,913
Brandywine Realty Trust REIT	35,335	371,724
Brixmor Property Group, Inc. REIT	90,715	861,792
Brookfield Property REIT, Inc. Class A (a)	29,313	248,867
CoreSite Realty Corp. REIT	3,865	447,953
Corporate Office Properties Trust REIT	7,525	166,528
CubeSmart REIT	16,580	444,178
Duke Realty Corp. REIT	20,181	653,461
Empire State Realty Trust, Inc. Class A REIT	9,915	88,838
EPR Properties REIT	13,440	325,517
Extra Space Storage, Inc. REIT	7,427	711,210
Gaming and Leisure Properties, Inc. REIT	30,755	852,221
Healthcare Trust of America, Inc. Class A REIT	20,028	486,280
Healthpeak Properties, Inc. REIT	87,413	2,084,800
Highwoods Properties, Inc. REIT	14,204	503,106
Host Hotels & Resorts, Inc. REIT	225,841	2,493,285
Iron Mountain, Inc. REIT (a)	53,411	1,271,182
Kimco Realty Corp. REIT	37,697	364,530
Lamar Advertising Co. Class A REIT	19,918	1,021,395
Life Storage, Inc. REIT	8,301	784,860
Medical Properties Trust, Inc. REIT	119,794	2,071,238
National Retail Properties, Inc. REIT	12,592	405,336
Omega Healthcare Investors, Inc. REIT	24,633	653,760
Outfront Media, Inc. REIT	21,595	291,101
Park Hotels & Resorts, Inc. REIT	62,419	493,734
Rayonier, Inc. REIT	17,221	405,555
Retail Properties of America, Inc. Class A REIT	25,003	129,266
Service Properties Trust REIT	43,769	236,353
SL Green Realty Corp. REIT	4,660	200,846
Spirit Realty Capital, Inc. REIT	10,370	271,176
Taubman Centers, Inc. REIT	7,188	301,033
VICI Properties, Inc. REIT	61,799	1,028,335
Weingarten Realty Investors REIT	36,905	532,539
Weyerhaeuser Co. REIT	78,813	1,335,880
WP Carey, Inc. REIT	8,849	513,950
		25,113,024
FOOD & STAPLES RETAILING — 1.9%
Kroger Co.	66,361	1,998,793
Walgreens Boots Alliance, Inc.	78,105	3,573,304
		5,572,097
FOOD PRODUCTS — 2.2%
Conagra Brands, Inc.	52,594	1,543,108
Flowers Foods, Inc.	31,726	651,018
Ingredion, Inc.	20,543	1,550,996
J.M. Smucker Co.	7,238	803,418

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kellogg Co.	28,616	$1,716,674
		6,265,214
GAS UTILITIES — 0.4%
National Fuel Gas Co.	19,013	708,995
UGI Corp.	22,195	591,940
		1,300,935
HEALTH CARE PROVIDERS & SERVICES — 2.9%
AmerisourceBergen Corp.	14,596	1,291,746
Cardinal Health, Inc.	91,689	4,395,571
Encompass Health Corp.	18,942	1,212,856
Quest Diagnostics, Inc.	17,245	1,384,773
		8,284,946
HOTELS, RESTAURANTS & LEISURE — 1.7%
Carnival Corp.	59,133	778,782
Darden Restaurants, Inc.	15,540	846,308
Extended Stay America, Inc.	54,226	396,392
International Game Technology PLC	12,377	73,643
Las Vegas Sands Corp.	25,678	1,090,545
Six Flags Entertainment Corp.	24,567	308,070
Vail Resorts, Inc.	4,519	667,502
Wendy's Co.	19,228	286,113
Wyndham Destinations, Inc.	28,679	622,334
		5,069,689
HOUSEHOLD DURABLES — 1.9%
Garmin, Ltd.	17,926	1,343,733
Leggett & Platt, Inc.	40,078	1,069,281
Newell Brands, Inc.	59,576	791,169
PulteGroup, Inc.	20,101	448,654
Toll Brothers, Inc.	9,210	177,293
Whirlpool Corp.	18,969	1,627,540
		5,457,670
HOUSEHOLD PRODUCTS — 0.2%
Energizer Holdings, Inc.	3,988	120,637
Spectrum Brands Holdings, Inc.	11,387	414,145
		534,782
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.7%
AES Corp.	157,716	2,144,938
INSURANCE — 2.0%
American Financial Group, Inc.	9,043	633,733
American National Insurance Co.	732	60,302
Assured Guaranty, Ltd.	7,048	181,768
CNA Financial Corp.	1,705	52,923
Fidelity National Financial, Inc.	56,413	1,403,556
First American Financial Corp.	31,984	1,356,441
Hanover Insurance Group, Inc.	3,155	285,780
Mercury General Corp.	1,916	78,020
Old Republic International Corp.	35,948	548,207
Principal Financial Group, Inc.	23,243	728,436
Unum Group	24,344	365,403
		5,694,569
Security Description	Shares	Value
IT SERVICES — 1.3%
Alliance Data Systems Corp.	3,175	$106,839
Amdocs, Ltd.	19,753	1,085,822
Sabre Corp.	47,361	280,851
Western Union Co.	132,352	2,399,542
		3,873,054
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	7,615	269,343
Polaris, Inc.	8,170	393,385
		662,728
MACHINERY — 5.7%
Allison Transmission Holdings, Inc.	11,695	381,374
Crane Co.	5,954	292,818
Cummins, Inc.	29,147	3,944,172
Donaldson Co., Inc.	7,758	299,692
Dover Corp.	10,947	918,891
Lincoln Electric Holdings, Inc.	13,687	944,403
Oshkosh Corp.	8,282	532,781
PACCAR, Inc.	78,450	4,795,648
Parker-Hannifin Corp.	8,670	1,124,759
Pentair PLC	45,461	1,352,919
Snap-on, Inc.	9,995	1,087,656
Timken Co.	12,367	399,949
Trinity Industries, Inc.	27,527	442,359
		16,517,421
MEDIA — 1.2%
Interpublic Group of Cos., Inc.	74,366	1,203,985
John Wiley & Sons, Inc. Class A	13,469	504,953
Nexstar Media Group, Inc. Class A	3,361	194,030
Omnicom Group, Inc.	29,902	1,641,620
Sinclair Broadcast Group, Inc. Class A	3,370	54,190
		3,598,778
METALS & MINING — 2.4%
Freeport-McMoRan, Inc.	96,614	652,145
Nucor Corp.	82,467	2,970,461
Reliance Steel & Aluminum Co.	17,667	1,547,453
Southern Copper Corp.	5,278	148,628
Steel Dynamics, Inc.	64,986	1,464,784
United States Steel Corp. (a)	24,890	157,056
		6,940,527
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
AGNC Investment Corp. REIT	27,717	293,246
Chimera Investment Corp. REIT	43,704	397,706
MFA Financial, Inc. REIT	96,115	148,978
New Residential Investment Corp. REIT	64,246	321,873
Two Harbors Investment Corp. REIT	20,488	78,059
Starwood Property Trust, Inc. REIT	25,595	262,349
		1,502,211
MULTI-UTILITIES — 1.9%
Ameren Corp.	15,582	1,134,837

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CenterPoint Energy, Inc.	88,411	$1,365,950
CMS Energy Corp.	16,690	980,537
DTE Energy Co.	12,485	1,185,700
MDU Resources Group, Inc.	36,339	781,289
		5,448,313
MULTILINE RETAIL — 1.8%
Kohl's Corp.	49,762	726,028
Macy's, Inc.	95,584	469,317
Nordstrom, Inc.	33,036	506,772
Target Corp.	39,217	3,646,005
		5,348,122
OIL, GAS & CONSUMABLE FUELS — 5.3%
Antero Midstream Corp. (a)	24,990	52,479
Apache Corp.	114,758	479,688
Cimarex Energy Co.	10,842	182,471
Devon Energy Corp.	37,243	257,349
Equitrans Midstream Corp. (a)	20,825	104,750
HollyFrontier Corp.	48,347	1,184,985
Marathon Oil Corp.	86,558	284,776
Murphy Oil Corp. (a)	50,825	311,557
Noble Energy, Inc.	30,974	187,083
Occidental Petroleum Corp.	152,757	1,768,926
ONEOK, Inc.	22,435	489,307
PBF Energy, Inc. Class A	36,738	260,105
Phillips 66	84,413	4,528,757
Targa Resources Corp.	36,539	252,485
Valero Energy Corp.	114,605	5,198,483
		15,543,201
PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp.	19,428	420,422
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	23,601	121,781
Nu Skin Enterprises, Inc. Class A	16,859	368,369
		490,150
PHARMACEUTICALS — 0.3%
Perrigo Co. PLC	15,295	735,537
PROFESSIONAL SERVICES — 0.8%
ManpowerGroup, Inc.	18,222	965,584
Nielsen Holdings PLC	19,689	246,900
Robert Half International, Inc.	31,793	1,200,186
		2,412,670
ROAD & RAIL — 0.2%
Ryder System, Inc.	16,052	424,415
Schneider National, Inc. Class B	10,910	210,999
		635,414
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.0%
Applied Materials, Inc.	106,232	4,867,550
Cypress Semiconductor Corp.	94,827	2,211,366
KLA Corp.	39,723	5,709,784
Lam Research Corp.	35,157	8,437,680
Maxim Integrated Products, Inc.	52,637	2,558,684
Security Description	Shares	Value
MKS Instruments, Inc.	5,915	$481,777
Skyworks Solutions, Inc.	53,018	4,738,749
		29,005,590
SOFTWARE — 0.3%
LogMeIn, Inc.	8,882	739,693
SPECIALTY RETAIL — 3.0%
Best Buy Co., Inc.	56,631	3,227,967
Dick's Sporting Goods, Inc.	21,188	450,457
Foot Locker, Inc.	34,110	752,125
Gap, Inc. (a)	67,020	471,821
L Brands, Inc.	69,644	805,085
Penske Automotive Group, Inc.	10,783	301,924
Tiffany & Co.	13,830	1,790,985
Williams-Sonoma, Inc.	23,906	1,016,483
		8,816,847
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.5%
Hewlett Packard Enterprise Co.	285,044	2,767,777
HP, Inc.	473,725	8,223,866
NetApp, Inc.	76,040	3,170,108
Western Digital Corp.	90,163	3,752,584
Xerox Holdings Corp. (c)	47,846	906,203
		18,820,538
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Carter's, Inc.	13,100	861,063
Hanesbrands, Inc. (a)	109,956	865,354
Ralph Lauren Corp.	14,150	945,644
Tapestry, Inc.	88,921	1,151,527
		3,823,588
THRIFTS & MORTGAGE FINANCE — 0.2%
New York Community Bancorp, Inc.	62,999	591,561
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	47,407	1,481,469
MSC Industrial Direct Co., Inc. Class A	13,501	742,150
W.W. Grainger, Inc.	4,449	1,105,577
Watsco, Inc.	9,811	1,550,432
		4,879,628
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	22,679	572,645
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	27,979	468,928
TOTAL COMMON STOCKS (Cost $414,697,520)		289,484,251
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	348,154	347,840

See accompanying notes to schedule of investments.

SPDR RUSSELL 1000 YIELD FOCUS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (b) (f)	1,590,714	$1,590,714
TOTAL SHORT-TERM INVESTMENTS (Cost $1,938,516)		1,938,554
TOTAL INVESTMENTS — 100.2% (Cost $416,636,036)		291,422,805
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(522,005)
NET ASSETS — 100.0%		$290,900,800
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$289,484,251	$—	$—	$289,484,251
Short-Term Investments	1,938,554	—	—	1,938,554
TOTAL INVESTMENTS	$291,422,805	$—	$—	$291,422,805
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	21,200	$1,188,472	$125,068	$119,122	$11,052	$(82,166)	21,087	$1,123,304	$32,988
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	20,793,250	20,443,551	(1,897)	38	348,154	347,840	5,290
State Street Institutional U.S. Government Money Market Fund, Class G Shares	436,619	436,619	1,233,225	1,669,844	—	—	—	—	1,009
State Street Navigator Securities Lending Portfolio II	—	—	43,357,128	41,766,414	—	—	1,590,714	1,590,714	10,601
State Street Navigator Securities Lending Portfolio III	1,432,183	1,432,183	18,384,131	19,816,314	—	—	—	—	3,139
Total		$3,057,274	$83,892,802	$83,815,245	$9,155	$(82,128)		$3,061,858	$53,027
See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
AAR Corp.	3	$53
Aerojet Rocketdyne Holdings, Inc. (a)	85	3,556
AeroVironment, Inc. (a)	2	122
Axon Enterprise, Inc. (a) (b)	159	11,252
Boeing Co.	41	6,115
Cubic Corp.	16	661
Curtiss-Wright Corp.	70	6,469
General Dynamics Corp.	89	11,776
Howmet Aerospace, Inc.	1,122	18,019
Huntington Ingalls Industries, Inc.	66	12,026
L3Harris Technologies, Inc.	454	81,774
Lockheed Martin Corp.	586	198,625
Mercury Systems, Inc. (a)	63	4,494
Moog, Inc. Class A	21	1,061
Northrop Grumman Corp.	298	90,160
Raytheon Co.	655	85,903
Teledyne Technologies, Inc. (a)	102	30,322
Textron, Inc.	19	507
TransDigm Group, Inc.	139	44,506
Triumph Group, Inc.	135	913
United Technologies Corp.	1,544	145,645
		753,959
AIR FREIGHT & LOGISTICS — 0.2%
Atlas Air Worldwide Holdings, Inc. (a)	7	180
C.H. Robinson Worldwide, Inc.	9	596
Echo Global Logistics, Inc. (a)	15	256
Expeditors International of Washington, Inc.	168	11,209
FedEx Corp.	24	2,910
Forward Air Corp.	21	1,064
Hub Group, Inc. Class A (a)	19	864
United Parcel Service, Inc. Class B	691	64,553
XPO Logistics, Inc. (a)	188	9,165
		90,797
AIRLINES — 0.1%
Alaska Air Group, Inc.	83	2,363
Allegiant Travel Co.	32	2,617
American Airlines Group, Inc.	47	573
Delta Air Lines, Inc.	833	23,765
Hawaiian Holdings, Inc.	41	428
JetBlue Airways Corp. (a)	188	1,683
SkyWest, Inc.	98	2,567
Southwest Airlines Co.	110	3,917
United Airlines Holdings, Inc. (a)	85	2,682
		40,595
AUTO COMPONENTS — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	11	40
Aptiv PLC	367	18,071
BorgWarner, Inc.	112	2,729
Cooper Tire & Rubber Co.	14	228
Cooper-Standard Holdings, Inc. (a)	2	21
Security Description	Shares	Value
Dana, Inc.	48	$375
Delphi Technologies PLC (a)	10	80
Fox Factory Holding Corp. (a)	46	1,932
Garrett Motion, Inc. (a)	121	346
Gentex Corp.	635	14,072
Gentherm, Inc. (a)	19	597
LCI Industries	57	3,809
Standard Motor Products, Inc.	15	624
Visteon Corp. (a)	40	1,919
		44,843
AUTOMOBILES — 0.1%
Ford Motor Co.	3,257	15,731
General Motors Co.	288	5,985
Harley-Davidson, Inc.	56	1,060
Thor Industries, Inc. (b)	62	2,615
Winnebago Industries, Inc.	106	2,948
		28,339
BANKS — 4.5%
Ameris Bancorp	101	2,400
Associated Banc-Corp.	48	614
Banc of California, Inc.	65	520
BancorpSouth Bank	79	1,495
Bank of America Corp.	14,153	300,468
Bank of Hawaii Corp.	59	3,259
Bank OZK	66	1,102
Banner Corp.	30	991
Berkshire Hills Bancorp, Inc.	95	1,412
Brookline Bancorp, Inc.	41	462
Cathay General Bancorp	34	780
Citigroup, Inc.	4,151	174,840
Citizens Financial Group, Inc.	693	13,035
City Holding Co.	29	1,929
Columbia Banking System, Inc.	89	2,385
Comerica, Inc.	17	499
Commerce Bancshares, Inc.	148	7,452
Community Bank System, Inc.	86	5,057
Cullen/Frost Bankers, Inc. (b)	34	1,897
Dime Community Bancshares, Inc.	86	1,179
East West Bancorp, Inc.	47	1,210
Fifth Third Bancorp	808	11,999
First BanCorp	121	644
First Commonwealth Financial Corp.	31	283
First Financial Bancorp	31	462
First Financial Bankshares, Inc.	116	3,113
First Horizon National Corp.	312	2,515
First Midwest Bancorp, Inc.	98	1,297
First Republic Bank	243	19,994
FNB Corp.	236	1,739
Fulton Financial Corp.	120	1,379
Glacier Bancorp, Inc.	78	2,652
Great Western Bancorp, Inc.	6	123
Hancock Whitney Corp.	28	547
Heritage Financial Corp.	18	360
Home BancShares, Inc.	107	1,283
Huntington Bancshares, Inc.	1,179	9,680

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Independent Bank Corp.	18	$1,159
International Bancshares Corp.	60	1,613
JPMorgan Chase & Co.	7,393	665,592
KeyCorp	1,872	19,413
M&T Bank Corp.	50	5,171
NBT Bancorp, Inc.	33	1,069
OFG Bancorp	84	939
Old National Bancorp	135	1,781
Pacific Premier Bancorp, Inc.	49	923
PacWest Bancorp	33	591
People's United Financial, Inc.	228	2,519
Pinnacle Financial Partners, Inc.	94	3,529
PNC Financial Services Group, Inc.	965	92,370
Prosperity Bancshares, Inc.	35	1,689
Regions Financial Corp.	1,101	9,876
S&T Bancorp, Inc.	33	902
Seacoast Banking Corp. of Florida (a)	33	604
ServisFirst Bancshares, Inc.	30	880
Signature Bank	36	2,894
Simmons First National Corp. Class A	30	552
Sterling Bancorp	218	2,278
SVB Financial Group (a)	28	4,230
Synovus Financial Corp.	98	1,721
TCF Financial Corp.	106	2,402
Texas Capital Bancshares, Inc. (a)	31	687
Tompkins Financial Corp.	20	1,436
Truist Financial Corp.	1,734	53,476
Trustmark Corp.	16	373
UMB Financial Corp.	29	1,345
Umpqua Holdings Corp.	18	196
United Bankshares, Inc.	122	2,816
United Community Banks, Inc.	148	2,710
US Bancorp	1,838	63,319
Valley National Bancorp	307	2,244
Webster Financial Corp.	30	687
Wells Fargo & Co.	3,801	109,089
Westamerica Bancorporation	33	1,940
Wintrust Financial Corp.	6	197
Zions Bancorp NA	132	3,532
		1,649,800
BEVERAGES — 1.5%
Boston Beer Co., Inc. Class A (a) (b)	24	8,821
Brown-Forman Corp. Class B	482	26,756
Coca-Cola Co.	4,395	194,479
Coca-Cola Consolidated, Inc.	8	1,668
Constellation Brands, Inc. Class A	139	19,927
MGP Ingredients, Inc.	1	27
Molson Coors Beverage Co. Class B	15	585
Monster Beverage Corp. (a)	318	17,891
PepsiCo, Inc.	2,437	292,684
		562,838
BIOTECHNOLOGY — 1.4%
AbbVie, Inc.	1,684	128,304
Acorda Therapeutics, Inc. (a)	11	10
Alexion Pharmaceuticals, Inc. (a)	25	2,245
Security Description	Shares	Value
Amgen, Inc.	1,312	$265,982
Anika Therapeutics, Inc. (a)	46	1,330
Arrowhead Pharmaceuticals, Inc. (a)	297	8,545
Biogen, Inc. (a)	10	3,164
Cytokinetics, Inc. (a) (b)	45	531
Emergent BioSolutions, Inc. (a)	5	289
Enanta Pharmaceuticals, Inc. (a)	18	926
Exelixis, Inc. (a)	22	379
Gilead Sciences, Inc.	290	21,680
Incyte Corp. (a)	97	7,103
Ligand Pharmaceuticals, Inc. (a) (b)	6	436
Momenta Pharmaceuticals, Inc. (a)	318	8,650
Myriad Genetics, Inc. (a)	7	100
Regeneron Pharmaceuticals, Inc. (a)	4	1,953
REGENXBIO, Inc. (a)	3	97
Spectrum Pharmaceuticals, Inc. (a)	12	28
United Therapeutics Corp. (a)	4	379
Vanda Pharmaceuticals, Inc. (a)	5	52
Vertex Pharmaceuticals, Inc. (a)	253	60,201
		512,384
BUILDING PRODUCTS — 0.5%
AAON, Inc. (b)	69	3,334
Allegion PLC	248	22,821
American Woodmark Corp. (a)	42	1,914
AO Smith Corp.	52	1,966
Apogee Enterprises, Inc.	46	958
Fortune Brands Home & Security, Inc.	343	14,835
Gibraltar Industries, Inc. (a)	55	2,361
Griffon Corp.	72	911
Johnson Controls International PLC	1,233	33,242
Lennox International, Inc.	21	3,818
Masco Corp.	754	26,066
Owens Corning	189	7,335
Patrick Industries, Inc.	44	1,239
PGT Innovations, Inc. (a)	18	151
Quanex Building Products Corp.	19	191
Resideo Technologies, Inc. (a)	34	164
Simpson Manufacturing Co., Inc.	92	5,702
Trane Technologies PLC	528	43,607
Trex Co., Inc. (a)	109	8,735
Universal Forest Products, Inc.	175	6,508
		185,858
CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc.	10	591
Ameriprise Financial, Inc.	272	27,875
Bank of New York Mellon Corp.	191	6,433
BlackRock, Inc.	186	81,834
Blucora, Inc. (a)	24	289
Cboe Global Markets, Inc.	226	20,170
Charles Schwab Corp.	433	14,557
CME Group, Inc.	301	52,046
E*TRADE Financial Corp.	24	824
Eaton Vance Corp.	181	5,837
Evercore, Inc. Class A	21	967
FactSet Research Systems, Inc.	59	15,380

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Federated Hermes, Inc.	183	$3,486
Franklin Resources, Inc.	19	317
Goldman Sachs Group, Inc.	364	56,271
Interactive Brokers Group, Inc. Class A	26	1,122
Intercontinental Exchange, Inc.	806	65,084
Invesco, Ltd.	58	527
Janus Henderson Group PLC	199	3,049
Legg Mason, Inc.	143	6,986
MarketAxess Holdings, Inc.	108	35,918
Moody's Corp.	434	91,791
Morgan Stanley	1,964	66,776
MSCI, Inc.	241	69,639
Nasdaq, Inc.	184	17,471
Northern Trust Corp.	339	25,581
Piper Sandler Cos.	17	860
Raymond James Financial, Inc.	103	6,510
S&P Global, Inc.	652	159,773
SEI Investments Co.	314	14,551
State Street Corp. (c)	359	19,124
Stifel Financial Corp.	130	5,366
T Rowe Price Group, Inc.	515	50,290
Virtus Investment Partners, Inc.	4	304
Waddell & Reed Financial, Inc. Class A	34	387
WisdomTree Investments, Inc.	20	47
		928,033
CHEMICALS — 1.8%
AdvanSix, Inc. (a)	7	67
Air Products & Chemicals, Inc.	589	117,570
Albemarle Corp.	18	1,015
American Vanguard Corp.	19	275
Ashland Global Holdings, Inc.	22	1,102
Balchem Corp.	46	4,541
Cabot Corp.	6	157
Celanese Corp.	249	18,274
CF Industries Holdings, Inc.	182	4,950
Chemours Co.	18	160
Corteva, Inc. (a)	285	6,698
Dow, Inc.	732	21,404
DuPont de Nemours, Inc.	58	1,978
Eastman Chemical Co.	52	2,422
Ecolab, Inc.	400	62,332
FMC Corp.	343	28,020
HB Fuller Co.	42	1,173
Ingevity Corp. (a)	20	704
Innospec, Inc.	62	4,308
International Flavors & Fragrances, Inc.	30	3,062
Koppers Holdings, Inc. (a)	100	1,237
Kraton Corp. (a)	3	24
Linde PLC	1,183	204,659
LyondellBasell Industries NV Class A	255	12,656
Minerals Technologies, Inc.	12	435
Mosaic Co.	27	292
NewMarket Corp.	11	4,212
Olin Corp.	18	210
PolyOne Corp.	51	967
Security Description	Shares	Value
PPG Industries, Inc.	454	$37,954
Quaker Chemical Corp. (b)	4	505
Rayonier Advanced Materials, Inc.	5	5
RPM International, Inc.	304	18,088
Scotts Miracle-Gro Co.	106	10,854
Sensient Technologies Corp.	21	914
Sherwin-Williams Co.	206	94,661
Stepan Co.	13	1,150
Tredegar Corp.	33	516
Valvoline, Inc.	45	589
		670,140
COMMERCIAL SERVICES & SUPPLIES — 0.6%
ABM Industries, Inc.	83	2,022
Brady Corp. Class A	96	4,332
Brink's Co.	81	4,216
Cintas Corp.	224	38,801
Clean Harbors, Inc. (a)	135	6,931
Copart, Inc. (a)	606	41,523
Deluxe Corp.	32	830
Harsco Corp. (a)	86	599
Healthcare Services Group, Inc. (b)	34	813
Herman Miller, Inc.	119	2,642
HNI Corp.	14	353
Interface, Inc.	6	45
KAR Auction Services, Inc. (b)	127	1,524
Matthews International Corp. Class A	3	72
Mobile Mini, Inc.	4	105
MSA Safety, Inc.	69	6,983
Republic Services, Inc.	273	20,491
Stericycle, Inc. (a) (b)	241	11,708
Tetra Tech, Inc.	153	10,805
UniFirst Corp.	45	6,799
US Ecology, Inc.	3	91
Viad Corp.	46	977
Waste Management, Inc.	562	52,019
		214,681
COMMUNICATIONS EQUIPMENT — 0.4%
ADTRAN, Inc.	11	84
Arista Networks, Inc. (a)	12	2,431
CalAmp Corp. (a)	3	13
Ciena Corp. (a)	129	5,135
Cisco Systems, Inc.	1,612	63,368
Comtech Telecommunications Corp.	65	864
Extreme Networks, Inc. (a)	97	300
F5 Networks, Inc. (a)	6	640
Harmonic, Inc. (a)	303	1,745
InterDigital, Inc.	11	491
Juniper Networks, Inc.	94	1,799
Lumentum Holdings, Inc. (a)	216	15,919
Motorola Solutions, Inc.	431	57,289
NETGEAR, Inc. (a)	32	731
NetScout Systems, Inc. (a)	16	379
Plantronics, Inc. (b)	3	30
ViaSat, Inc. (a)	66	2,371

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Viavi Solutions, Inc. (a)	515	$5,773
		159,362
CONSTRUCTION & ENGINEERING — 0.2%
AECOM (a)	405	12,089
Aegion Corp. (a)	11	197
Arcosa, Inc.	129	5,126
Comfort Systems USA, Inc.	29	1,060
Dycom Industries, Inc. (a)	3	77
EMCOR Group, Inc.	139	8,524
Fluor Corp.	16	111
Granite Construction, Inc.	16	243
Jacobs Engineering Group, Inc.	342	27,110
MasTec, Inc. (a)	163	5,335
MYR Group, Inc. (a)	1	26
Quanta Services, Inc.	160	5,077
Valmont Industries, Inc.	33	3,497
		68,472
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	95	5,550
Martin Marietta Materials, Inc.	174	32,926
US Concrete, Inc. (a)	20	363
Vulcan Materials Co.	331	35,771
		74,610
CONSUMER FINANCE — 0.5%
American Express Co.	969	82,956
Capital One Financial Corp.	883	44,521
Discover Financial Services	596	21,259
Encore Capital Group, Inc. (a)	35	818
Enova International, Inc. (a)	3	43
FirstCash, Inc.	9	646
Green Dot Corp. Class A (a)	5	127
LendingTree, Inc. (a) (b)	4	734
Navient Corp.	342	2,592
PRA Group, Inc. (a) (b)	29	804
SLM Corp. (b)	30	216
Synchrony Financial	856	13,773
World Acceptance Corp. (a)	1	55
		168,544
CONTAINERS & PACKAGING — 0.3%
Amcor PLC	439	3,565
AptarGroup, Inc.	71	7,067
Avery Dennison Corp.	160	16,299
Ball Corp.	524	33,882
Greif, Inc. Class A	20	622
International Paper Co.	147	4,576
Myers Industries, Inc.	46	495
O-I Glass, Inc.	11	78
Packaging Corp. of America	135	11,722
Sealed Air Corp.	56	1,384
Silgan Holdings, Inc.	108	3,134
Sonoco Products Co.	87	4,032
Westrock Co.	175	4,946
		91,802
Security Description	Shares	Value
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	13	$372
Genuine Parts Co.	98	6,598
LKQ Corp. (a)	722	14,808
Pool Corp.	108	21,251
		43,029
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
Adtalem Global Education, Inc. (a)	18	482
Graham Holdings Co. Class B	1	341
H&R Block, Inc. (b)	91	1,281
Perdoceo Education Corp. (a)	106	1,144
Regis Corp. (a)	29	171
Service Corp. International	123	4,811
Strategic Education, Inc.	51	7,128
WW International, Inc. (a)	58	981
		16,339
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Berkshire Hathaway, Inc. Class B (a)	1,337	244,444
Calamos Asset Management, Inc. Class A (a) (e)	3	—
FGL Holdings (b)	290	2,842
Jefferies Financial Group, Inc.	150	2,050
		249,336
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	17,221	501,992
CenturyLink, Inc.	123	1,164
Cincinnati Bell, Inc. (a)	29	424
Cogent Communications Holdings, Inc.	105	8,607
Iridium Communications, Inc. (a)	198	4,421
Verizon Communications, Inc.	4,085	219,487
Vonage Holdings Corp. (a)	117	846
		736,941
ELECTRIC UTILITIES — 2.4%
ALLETE, Inc.	34	2,063
Alliant Energy Corp.	418	20,185
American Electric Power Co., Inc.	789	63,104
Duke Energy Corp.	388	31,381
Edison International	847	46,407
El Paso Electric Co.	96	6,524
Entergy Corp.	498	46,797
Evergy, Inc.	261	14,368
Eversource Energy	565	44,189
Exelon Corp.	223	8,209
FirstEnergy Corp.	1,025	41,072
Hawaiian Electric Industries, Inc.	207	8,911
IDACORP, Inc.	43	3,775
NextEra Energy, Inc.	1,226	295,000
NRG Energy, Inc.	60	1,636
OGE Energy Corp.	167	5,132
Pinnacle West Capital Corp.	44	3,335
PNM Resources, Inc.	115	4,370
PPL Corp.	944	23,298

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Southern Co.	2,471	$133,780
Xcel Energy, Inc.	836	50,411
		853,947
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	46	3,940
AMETEK, Inc.	537	38,675
Eaton Corp. PLC	785	60,987
Emerson Electric Co.	787	37,501
EnerSys	14	693
Hubbell, Inc.	134	15,375
nVent Electric PLC	113	1,906
Regal Beloit Corp.	40	2,518
Rockwell Automation, Inc.	167	25,202
Vicor Corp. (a)	2	89
		186,886
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. Class A	472	34,399
Anixter International, Inc. (a)	81	7,117
Arrow Electronics, Inc. (a)	85	4,409
Avnet, Inc.	38	954
Badger Meter, Inc.	44	2,358
Belden, Inc.	3	108
Benchmark Electronics, Inc.	120	2,399
CDW Corp.	406	37,868
Cognex Corp.	273	11,526
Coherent, Inc. (a)	57	6,065
Corning, Inc.	56	1,150
CTS Corp.	12	299
Daktronics, Inc.	34	168
ePlus, Inc. (a)	1	63
Fabrinet (a)	16	873
FARO Technologies, Inc. (a)	5	223
FLIR Systems, Inc.	69	2,200
II-VI, Inc. (a) (b)	18	513
Insight Enterprises, Inc. (a)	97	4,087
IPG Photonics Corp. (a)	28	3,088
Itron, Inc. (a)	97	5,416
Jabil, Inc.	392	9,635
KEMET Corp.	162	3,914
Keysight Technologies, Inc. (a)	473	39,581
Knowles Corp. (a)	135	1,806
Littelfuse, Inc.	15	2,001
Methode Electronics, Inc.	99	2,617
MTS Systems Corp.	15	337
National Instruments Corp.	15	496
OSI Systems, Inc. (a)	22	1,516
Plexus Corp. (a)	70	3,819
Rogers Corp. (a)	6	567
Sanmina Corp. (a)	72	1,964
ScanSource, Inc. (a)	7	150
SYNNEX Corp.	90	6,579
TE Connectivity, Ltd.	485	30,545
Tech Data Corp. (a)	96	12,562
Trimble, Inc. (a)	171	5,443
Security Description	Shares	Value
TTM Technologies, Inc. (a)	199	$2,058
Vishay Intertechnology, Inc.	149	2,147
Zebra Technologies Corp. Class A (a)	144	26,438
		279,458
ENERGY EQUIPMENT & SERVICES — 0.0% (d)
Apergy Corp. (a)	19	109
Baker Hughes Co.	544	5,712
Core Laboratories NV	5	52
Diamond Offshore Drilling, Inc. (a) (b)	6	11
DMC Global, Inc.	44	1,013
Dril-Quip, Inc. (a)	63	1,922
Era Group, Inc. (a)	15	80
Exterran Corp. (a)	78	374
Geospace Technologies Corp. (a)	13	83
Halliburton Co.	86	589
Helix Energy Solutions Group, Inc. (a)	152	249
Helmerich & Payne, Inc.	30	470
KLX Energy Services Holdings, Inc. (a) (b)	33	23
Matrix Service Co. (a)	15	142
National Oilwell Varco, Inc.	40	393
Newpark Resources, Inc. (a)	11	10
Noble Corp. PLC (a)	27	7
Oceaneering International, Inc. (a)	11	32
Oil States International, Inc. (a)	6	12
ProPetro Holding Corp. (a)	4	10
Schlumberger, Ltd.	318	4,290
SEACOR Holdings, Inc. (a)	15	404
TechnipFMC PLC	98	661
TETRA Technologies, Inc. (a)	135	43
Transocean, Ltd. (a) (b)	49	57
Valaris PLC (b)	20	9
		16,757
ENTERTAINMENT — 1.5%
Activision Blizzard, Inc.	1,460	86,841
Cinemark Holdings, Inc. (b)	6	61
Electronic Arts, Inc. (a)	321	32,154
Live Nation Entertainment, Inc. (a)	311	14,138
Marcus Corp.	12	148
Netflix, Inc. (a)	99	37,174
Take-Two Interactive Software, Inc. (a)	129	15,301
Walt Disney Co.	3,697	357,130
World Wrestling Entertainment, Inc. Class A (b)	5	170
		543,117
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Acadia Realty Trust REIT	18	223
Agree Realty Corp. REIT (b)	47	2,909
Alexander & Baldwin, Inc. REIT	16	180
Alexandria Real Estate Equities, Inc. REIT	212	29,057
American Assets Trust, Inc. REIT	31	775
American Campus Communities, Inc. REIT	52	1,443
American Tower Corp. REIT	975	212,306

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Apartment Investment & Management Co. Class A REIT	80	$2,812
Armada Hoffler Properties, Inc. REIT	180	1,926
AvalonBay Communities, Inc. REIT	117	17,219
Boston Properties, Inc. REIT	76	7,009
Brixmor Property Group, Inc. REIT	613	5,823
Camden Property Trust REIT	82	6,498
CareTrust REIT, Inc.	20	296
Cedar Realty Trust, Inc. REIT	329	307
Community Healthcare Trust, Inc. REIT	43	1,646
CoreCivic, Inc. REIT	60	670
CoreSite Realty Corp. REIT	45	5,215
Corporate Office Properties Trust REIT	178	3,939
Cousins Properties, Inc. REIT	188	5,503
Crown Castle International Corp. REIT	728	105,123
CyrusOne, Inc. REIT	181	11,177
DiamondRock Hospitality Co. REIT	184	935
Digital Realty Trust, Inc. REIT	271	37,650
Diversified Healthcare Trust REIT	24	87
Douglas Emmett, Inc. REIT	211	6,438
Duke Realty Corp. REIT	532	17,226
Easterly Government Properties, Inc. REIT	140	3,450
EastGroup Properties, Inc. REIT	79	8,254
EPR Properties REIT	31	751
Equinix, Inc. REIT	225	140,528
Equity Residential REIT	344	21,228
Essential Properties Realty Trust, Inc. REIT	248	3,239
Essex Property Trust, Inc. REIT	66	14,536
Extra Space Storage, Inc. REIT	110	10,534
Federal Realty Investment Trust REIT	27	2,014
First Industrial Realty Trust, Inc. REIT	240	7,975
Four Corners Property Trust, Inc. REIT	26	486
Franklin Street Properties Corp. REIT	137	785
GEO Group, Inc. REIT	60	730
Getty Realty Corp. REIT	20	475
Global Net Lease, Inc. REIT	140	1,872
Healthcare Realty Trust, Inc. REIT	69	1,927
Healthpeak Properties, Inc. REIT	489	11,663
Highwoods Properties, Inc. REIT	102	3,613
Host Hotels & Resorts, Inc. REIT	327	3,610
Independence Realty Trust, Inc. REIT (b)	277	2,476
Innovative Industrial Properties, Inc. REIT	34	2,582
Iron Mountain, Inc. REIT (b)	20	476
iStar, Inc. REIT (b)	241	2,557
JBG SMITH Properties REIT	61	1,942
Kilroy Realty Corp. REIT	140	8,918
Kimco Realty Corp. REIT	803	7,765
Kite Realty Group Trust REIT	77	729
Lamar Advertising Co. Class A REIT	149	7,641
Lexington Realty Trust REIT	282	2,800
Life Storage, Inc. REIT	44	4,160
LTC Properties, Inc. REIT	30	927
Macerich Co. REIT (b)	51	287
Mack-Cali Realty Corp. REIT	124	1,889
Medical Properties Trust, Inc. REIT	747	12,916
Security Description	Shares	Value
Mid-America Apartment Communities, Inc. REIT	254	$26,170
National Retail Properties, Inc. REIT	66	2,125
National Storage Affiliates Trust REIT	92	2,723
Office Properties Income Trust REIT	2	55
Omega Healthcare Investors, Inc. REIT	183	4,857
Park Hotels & Resorts, Inc. REIT	40	316
Pennsylvania Real Estate Investment Trust (b)	13	12
PotlatchDeltic Corp. REIT	95	2,982
Prologis, Inc. REIT	1,497	120,314
PS Business Parks, Inc. REIT	22	2,981
Public Storage REIT	59	11,718
Rayonier, Inc. REIT	64	1,507
Realty Income Corp. REIT	273	13,612
Regency Centers Corp. REIT	63	2,421
Retail Opportunity Investments Corp. REIT	81	671
RPT Realty REIT	47	283
Sabra Health Care REIT, Inc.	226	2,468
Safehold, Inc. REIT (b)	15	948
Saul Centers, Inc. REIT	30	982
SBA Communications Corp. REIT	231	62,363
Service Properties Trust REIT	37	200
Simon Property Group, Inc. REIT	22	1,207
SL Green Realty Corp. REIT	28	1,207
Spirit Realty Capital, Inc. REIT	204	5,335
Summit Hotel Properties, Inc. REIT	78	329
Taubman Centers, Inc. REIT	6	251
UDR, Inc. REIT	198	7,235
Uniti Group, Inc. REIT	19	115
Universal Health Realty Income Trust REIT	33	3,327
Urban Edge Properties REIT	78	687
Urstadt Biddle Properties, Inc. Class A REIT	80	1,128
Ventas, Inc. REIT	83	2,224
Vornado Realty Trust REIT	77	2,788
Washington Prime Group, Inc. REIT (b)	34	27
Washington Real Estate Investment Trust	107	2,554
Weingarten Realty Investors REIT	172	2,482
Welltower, Inc. REIT	277	12,681
Weyerhaeuser Co. REIT	1,104	18,713
Xenia Hotels & Resorts, Inc. REIT	80	824
		1,102,949
FOOD & STAPLES RETAILING — 1.9%
Andersons, Inc.	29	544
Casey's General Stores, Inc.	56	7,420
Chefs' Warehouse, Inc. (a)	43	433
Costco Wholesale Corp.	1,039	296,250
Kroger Co.	303	9,126
PriceSmart, Inc.	32	1,682
SpartanNash Co.	20	286
Sysco Corp.	1,203	54,893
United Natural Foods, Inc. (a) (b)	12	110
Walmart, Inc.	2,695	306,206

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Walgreens Boots Alliance, Inc.	72	$3,294
		680,244
FOOD PRODUCTS — 1.2%
Archer-Daniels-Midland Co.	214	7,529
Calavo Growers, Inc.	21	1,211
Cal-Maine Foods, Inc.	16	704
Campbell Soup Co.	441	20,357
Conagra Brands, Inc.	1,369	40,166
Darling Ingredients, Inc. (a)	336	6,441
Flowers Foods, Inc.	189	3,878
General Mills, Inc.	964	50,870
Hain Celestial Group, Inc. (a) (b)	200	5,194
Hershey Co.	371	49,158
Hormel Foods Corp. (b)	150	6,996
Ingredion, Inc.	17	1,284
J&J Snack Foods Corp.	23	2,783
J.M. Smucker Co.	45	4,995
John B Sanfilippo & Son, Inc.	16	1,430
Kellogg Co.	359	21,536
Kraft Heinz Co.	46	1,138
Lamb Weston Holdings, Inc.	187	10,678
Lancaster Colony Corp.	2	289
McCormick & Co., Inc.	310	43,775
Mondelez International, Inc. Class A	2,080	104,166
Pilgrim's Pride Corp. (a)	185	3,352
Post Holdings, Inc. (a)	75	6,223
Sanderson Farms, Inc.	53	6,536
Seneca Foods Corp. Class A (a)	31	1,233
Tootsie Roll Industries, Inc.	2	52
TreeHouse Foods, Inc. (a)	6	265
Tyson Foods, Inc. Class A	785	45,428
		447,667
GAS UTILITIES — 0.1%
Atmos Energy Corp.	134	13,297
National Fuel Gas Co.	24	895
New Jersey Resources Corp.	20	679
Northwest Natural Holding Co.	47	2,902
ONE Gas, Inc.	58	4,850
South Jersey Industries, Inc.	92	2,300
Southwest Gas Holdings, Inc.	12	835
Spire, Inc.	28	2,086
UGI Corp.	17	453
		28,297
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Abbott Laboratories	2,284	180,230
ABIOMED, Inc. (a)	4	581
Align Technology, Inc. (a)	58	10,089
AngioDynamics, Inc. (a)	44	459
Avanos Medical, Inc. (a)	24	646
Baxter International, Inc.	583	47,334
Becton Dickinson and Co.	187	42,967
Boston Scientific Corp. (a)	1,590	51,882
Cantel Medical Corp. (b)	10	359
Security Description	Shares	Value
Cardiovascular Systems, Inc. (a)	97	$3,415
CONMED Corp.	83	4,753
Cooper Cos., Inc.	58	15,989
CryoLife, Inc. (a)	35	592
Cutera, Inc. (a)	1	13
Danaher Corp.	1,605	222,148
DENTSPLY SIRONA, Inc.	522	20,269
Edwards Lifesciences Corp. (a)	492	92,801
Globus Medical, Inc. Class A (a)	159	6,762
Haemonetics Corp. (a)	60	5,980
Hill-Rom Holdings, Inc.	67	6,740
Hologic, Inc. (a)	304	10,670
ICU Medical, Inc. (a)	2	404
IDEXX Laboratories, Inc. (a)	122	29,553
Inogen, Inc. (a)	1	52
Integer Holdings Corp. (a)	5	314
Integra LifeSciences Holdings Corp. (a)	110	4,914
Intuitive Surgical, Inc. (a)	94	46,550
Lantheus Holdings, Inc. (a)	102	1,302
LivaNova PLC (a)	5	226
Masimo Corp. (a)	94	16,649
Medtronic PLC	2,752	248,175
Meridian Bioscience, Inc. (a)	80	672
Merit Medical Systems, Inc. (a)	6	188
Natus Medical, Inc. (a)	3	69
Neogen Corp. (a)	39	2,613
NuVasive, Inc. (a)	148	7,498
OraSure Technologies, Inc. (a)	122	1,313
Orthofix Medical, Inc. (a)	11	308
Penumbra, Inc. (a) (b)	29	4,679
ResMed, Inc.	403	59,358
STERIS PLC	189	26,454
Stryker Corp.	417	69,426
Tactile Systems Technology, Inc. (a)	2	80
Teleflex, Inc.	111	32,508
Varex Imaging Corp. (a)	3	68
Varian Medical Systems, Inc. (a)	47	4,825
West Pharmaceutical Services, Inc.	187	28,471
Zimmer Biomet Holdings, Inc.	482	48,721
		1,360,069
HEALTH CARE PROVIDERS & SERVICES — 1.5%
Acadia Healthcare Co., Inc. (a)	127	2,330
Addus HomeCare Corp. (a)	32	2,163
Amedisys, Inc. (a)	60	11,012
AmerisourceBergen Corp.	45	3,983
AMN Healthcare Services, Inc. (a)	20	1,156
Anthem, Inc.	99	22,477
BioTelemetry, Inc. (a)	24	924
Cardinal Health, Inc.	88	4,219
Centene Corp. (a)	140	8,317
Chemed Corp.	44	19,061
Cigna Corp. (a)	142	25,160
CorVel Corp. (a)	21	1,145
Covetrus, Inc. (a) (b)	11	90
CVS Health Corp.	1,483	87,986

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	199	$15,136
Encompass Health Corp.	47	3,009
Ensign Group, Inc.	57	2,144
Hanger, Inc. (a)	133	2,072
HCA Healthcare, Inc.	140	12,579
HealthEquity, Inc. (a)	82	4,148
Henry Schein, Inc. (a)	94	4,749
Humana, Inc.	172	54,011
Laboratory Corp. of America Holdings (a)	140	17,695
LHC Group, Inc. (a)	59	8,272
Magellan Health, Inc. (a)	48	2,309
McKesson Corp.	116	15,690
MEDNAX, Inc. (a)	10	116
Molina Healthcare, Inc. (a)	18	2,515
Quest Diagnostics, Inc.	213	17,104
RadNet, Inc. (a)	154	1,619
Select Medical Holdings Corp. (a)	287	4,305
Tenet Healthcare Corp. (a)	290	4,176
The Pennant Group, Inc. (a)	98	1,388
Tivity Health, Inc. (a) (b)	5	31
UnitedHealth Group, Inc.	649	161,848
Universal Health Services, Inc. Class B	56	5,549
US Physical Therapy, Inc.	13	897
		531,385
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	48	338
Cerner Corp.	691	43,526
Computer Programs & Systems, Inc.	15	334
HMS Holdings Corp. (a)	44	1,112
NextGen Healthcare, Inc. (a)	51	532
Omnicell, Inc. (a)	72	4,722
Tabula Rasa HealthCare, Inc. (a) (b)	11	575
		51,139
HOTELS, RESTAURANTS & LEISURE — 1.5%
BJ's Restaurants, Inc.	6	83
Bloomin' Brands, Inc.	124	885
Boyd Gaming Corp.	10	144
Brinker International, Inc.	47	564
Caesars Entertainment Corp. (a) (b)	1,485	10,039
Carnival Corp.	34	448
Cheesecake Factory, Inc. (b)	34	581
Chipotle Mexican Grill, Inc. (a)	70	45,808
Choice Hotels International, Inc.	65	3,981
Churchill Downs, Inc.	96	9,883
Cracker Barrel Old Country Store, Inc. (b)	9	749
Darden Restaurants, Inc.	45	2,451
Dave & Buster's Entertainment, Inc.	12	157
Dine Brands Global, Inc. (b)	11	315
Domino's Pizza, Inc.	12	3,889
Dunkin' Brands Group, Inc.	71	3,770
Eldorado Resorts, Inc. (a)	138	1,987
Hilton Worldwide Holdings, Inc.	751	51,248
Jack in the Box, Inc.	8	280
Las Vegas Sands Corp.	538	22,849
Marriott International, Inc. Class A	600	44,886
Security Description	Shares	Value
Marriott Vacations Worldwide Corp.	98	$5,447
McDonald's Corp.	742	122,690
MGM Resorts International	677	7,989
Norwegian Cruise Line Holdings, Ltd. (a)	212	2,324
Papa John's International, Inc.	56	2,989
Penn National Gaming, Inc. (a)	12	152
Royal Caribbean Cruises, Ltd. (b)	170	5,469
Ruth's Hospitality Group, Inc.	28	187
Scientific Games Corp. Class A (a)	6	58
Shake Shack, Inc. Class A (a)	49	1,849
Six Flags Entertainment Corp.	18	226
Starbucks Corp.	2,423	159,288
Texas Roadhouse, Inc.	19	785
Wendy's Co.	379	5,640
Wingstop, Inc.	75	5,977
Wyndham Destinations, Inc.	174	3,776
Wyndham Hotels & Resorts, Inc.	196	6,176
Wynn Resorts, Ltd.	108	6,500
Yum! Brands, Inc.	207	14,186
		556,705
HOUSEHOLD DURABLES — 0.5%
Cavco Industries, Inc. (a)	14	2,029
Century Communities, Inc. (a)	33	479
D.R. Horton, Inc.	842	28,628
Ethan Allen Interiors, Inc.	66	675
Garmin, Ltd.	383	28,710
Helen of Troy, Ltd. (a)	63	9,074
Installed Building Products, Inc. (a)	58	2,312
iRobot Corp. (a) (b)	3	123
KB Home	239	4,326
La-Z-Boy, Inc.	65	1,336
Leggett & Platt, Inc.	248	6,617
Lennar Corp. Class A	318	12,148
LGI Homes, Inc. (a)	36	1,625
M/I Homes, Inc. (a)	98	1,620
MDC Holdings, Inc.	120	2,784
Meritage Homes Corp. (a)	99	3,614
Mohawk Industries, Inc. (a)	21	1,601
Newell Brands, Inc.	86	1,142
NVR, Inc. (a)	9	23,122
PulteGroup, Inc.	637	14,218
Tempur Sealy International, Inc. (a)	127	5,551
Toll Brothers, Inc.	70	1,347
TopBuild Corp. (a)	100	7,164
TRI Pointe Group, Inc. (a) (b)	160	1,403
Tupperware Brands Corp.	73	118
Universal Electronics, Inc. (a)	44	1,688
Whirlpool Corp.	62	5,320
		168,774
HOUSEHOLD PRODUCTS — 1.9%
Central Garden & Pet Co. Class A (a)	4	102
Church & Dwight Co., Inc.	168	10,782
Clorox Co.	46	7,970
Colgate-Palmolive Co.	588	39,020
Energizer Holdings, Inc. (b)	61	1,845

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kimberly-Clark Corp.	654	$83,627
Procter & Gamble Co.	5,120	563,200
WD-40 Co.	5	1,004
		707,550
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	1,060	14,416
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	46	6,280
Carlisle Cos., Inc.	149	18,667
General Electric Co.	8,628	68,506
Honeywell International, Inc.	1,248	166,970
Raven Industries, Inc.	12	255
Roper Technologies, Inc.	182	56,749
		317,427
INSURANCE — 2.1%
Aflac, Inc.	726	24,858
Alleghany Corp.	28	15,466
Allstate Corp.	667	61,184
American Equity Investment Life Holding Co.	11	207
American Financial Group, Inc.	99	6,938
American International Group, Inc.	1,258	30,506
AMERISAFE, Inc.	21	1,354
Aon PLC	516	85,161
Arthur J Gallagher & Co.	357	29,099
Assurant, Inc.	151	15,718
Brighthouse Financial, Inc. (a)	43	1,039
Brown & Brown, Inc.	592	21,442
Chubb, Ltd.	587	65,562
Cincinnati Financial Corp.	313	23,616
CNO Financial Group, Inc.	66	818
eHealth, Inc. (a)	60	8,449
Employers Holdings, Inc.	18	729
Everest Re Group, Ltd.	78	15,009
First American Financial Corp.	146	6,192
Genworth Financial, Inc. Class A (a)	151	501
Globe Life, Inc.	172	12,379
Hanover Insurance Group, Inc.	62	5,616
Hartford Financial Services Group, Inc.	741	26,113
Horace Mann Educators Corp.	20	732
James River Group Holdings, Ltd.	19	689
Kemper Corp.	30	2,231
Kinsale Capital Group, Inc.	60	6,272
Lincoln National Corp.	75	1,974
Loews Corp.	173	6,026
Marsh & McLennan Cos., Inc.	961	83,088
Mercury General Corp.	4	163
MetLife, Inc.	892	27,268
Old Republic International Corp.	367	5,597
Primerica, Inc.	45	3,982
Principal Financial Group, Inc.	254	7,960
ProAssurance Corp.	5	125
Progressive Corp.	488	36,034
Prudential Financial, Inc.	152	7,925
Security Description	Shares	Value
Reinsurance Group of America, Inc.	61	$5,132
RenaissanceRe Holdings, Ltd.	109	16,276
RLI Corp.	89	7,826
Safety Insurance Group, Inc.	3	253
Selective Insurance Group, Inc.	34	1,690
Stewart Information Services Corp.	8	213
Travelers Cos., Inc.	214	21,261
United Fire Group, Inc.	16	522
Universal Insurance Holdings, Inc.	31	555
Unum Group	33	495
Willis Towers Watson PLC	227	38,556
WR Berkley Corp.	344	17,946
		758,747
INTERACTIVE MEDIA & SERVICES — 4.3%
Alphabet, Inc. Class A (a)	386	448,513
Alphabet, Inc. Class C (a)	386	448,845
Facebook, Inc. Class A (a)	3,843	641,012
QuinStreet, Inc. (a)	75	604
TripAdvisor, Inc.	34	591
Twitter, Inc. (a)	176	4,323
Yelp, Inc. (a)	7	126
		1,544,014
INTERNET & DIRECT MARKETING RETAIL — 1.4%
Amazon.com, Inc. (a)	221	430,888
Booking Holdings, Inc. (a)	34	45,741
eBay, Inc.	521	15,661
Etsy, Inc. (a)	7	269
Expedia Group, Inc.	10	563
PetMed Express, Inc.	5	144
		493,266
IT SERVICES — 6.9%
Accenture PLC Class A	1,595	260,400
Akamai Technologies, Inc. (a)	354	32,388
Alliance Data Systems Corp.	4	135
Automatic Data Processing, Inc.	690	94,309
Broadridge Financial Solutions, Inc.	184	17,449
CACI International, Inc. Class A (a)	66	13,936
Cardtronics PLC Class A (a)	109	2,280
Cognizant Technology Solutions Corp. Class A	43	1,998
CSG Systems International, Inc.	104	4,352
DXC Technology Co.	30	392
EVERTEC, Inc.	121	2,750
ExlService Holdings, Inc. (a)	46	2,393
Fidelity National Information Services, Inc.	1,355	164,822
Fiserv, Inc. (a)	1,433	136,121
FleetCor Technologies, Inc. (a)	217	40,479
Gartner, Inc. (a)	88	8,762
Global Payments, Inc.	845	121,874
International Business Machines Corp.	337	37,383
Jack Henry & Associates, Inc.	47	7,296
KBR, Inc.	448	9,265
Leidos Holdings, Inc.	374	34,277

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LiveRamp Holdings, Inc. (a)	32	$1,054
ManTech International Corp. Class A	62	4,506
Mastercard, Inc. Class A	2,228	538,196
MAXIMUS, Inc.	32	1,862
NIC, Inc.	168	3,864
Paychex, Inc.	458	28,817
PayPal Holdings, Inc. (a)	1,698	162,567
Perficient, Inc. (a)	99	2,682
Perspecta, Inc.	301	5,490
Sabre Corp.	104	617
Science Applications International Corp.	100	7,463
Sykes Enterprises, Inc. (a)	42	1,139
TTEC Holdings, Inc.	22	808
VeriSign, Inc. (a)	102	18,369
Virtusa Corp. (a)	10	284
Visa, Inc. Class A	4,295	692,010
Western Union Co.	1,117	20,251
WEX, Inc. (a)	84	8,782
		2,491,822
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	118	4,174
Callaway Golf Co.	193	1,972
Hasbro, Inc.	146	10,446
Mattel, Inc. (a) (b)	340	2,995
Polaris, Inc.	92	4,430
Sturm Ruger & Co., Inc.	17	866
Vista Outdoor, Inc. (a)	2	18
		24,901
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Agilent Technologies, Inc.	259	18,550
Bio-Rad Laboratories, Inc. Class A (a)	54	18,930
Bio-Techne Corp.	66	12,515
Charles River Laboratories International, Inc. (a)	78	9,844
Illumina, Inc. (a)	168	45,884
IQVIA Holdings, Inc. (a)	234	25,239
Luminex Corp.	4	110
Medpace Holdings, Inc. (a)	41	3,009
Mettler-Toledo International, Inc. (a)	39	26,930
NeoGenomics, Inc. (a)	292	8,062
PerkinElmer, Inc.	69	5,194
PRA Health Sciences, Inc. (a)	23	1,910
Repligen Corp. (a)	133	12,840
Syneos Health, Inc. (a)	44	1,735
Thermo Fisher Scientific, Inc.	885	250,986
Waters Corp. (a)	24	4,369
		446,107
MACHINERY — 1.5%
AGCO Corp.	91	4,300
Alamo Group, Inc.	32	2,841
Albany International Corp. Class A	26	1,231
Astec Industries, Inc.	15	525
Barnes Group, Inc.	30	1,255
Briggs & Stratton Corp.	82	148
Security Description	Shares	Value
Caterpillar, Inc.	548	$63,590
Chart Industries, Inc. (a)	15	435
CIRCOR International, Inc. (a)	58	675
Colfax Corp. (a) (b)	224	4,435
Crane Co.	33	1,623
Cummins, Inc.	267	36,130
Deere & Co.	167	23,073
Donaldson Co., Inc.	200	7,726
Dover Corp.	331	27,784
Enerpac Tool Group Corp.	80	1,324
EnPro Industries, Inc.	7	277
ESCO Technologies, Inc.	65	4,934
Federal Signal Corp.	124	3,383
Flowserve Corp.	107	2,556
Fortive Corp.	111	6,126
Franklin Electric Co., Inc.	32	1,508
Graco, Inc.	239	11,646
Greenbrier Cos., Inc.	3	53
Hillenbrand, Inc.	20	382
IDEX Corp.	134	18,507
Illinois Tool Works, Inc.	644	91,525
ITT, Inc.	238	10,796
John Bean Technologies Corp.	80	5,942
Kennametal, Inc.	34	633
Lincoln Electric Holdings, Inc.	59	4,071
Lindsay Corp.	5	458
Lydall, Inc. (a)	2	13
Mueller Industries, Inc.	91	2,178
Nordson Corp.	95	12,832
Oshkosh Corp.	129	8,299
PACCAR, Inc.	604	36,922
Parker-Hannifin Corp.	244	31,654
Pentair PLC	132	3,928
Proto Labs, Inc. (a)	15	1,142
Snap-on, Inc.	19	2,068
SPX Corp. (a)	137	4,472
SPX FLOW, Inc. (a)	110	3,126
Standex International Corp.	1	49
Stanley Black & Decker, Inc.	335	33,500
Tennant Co.	35	2,028
Terex Corp.	6	86
Timken Co.	134	4,334
Toro Co.	254	16,533
Trinity Industries, Inc. (b)	14	225
Wabash National Corp.	18	130
Watts Water Technologies, Inc. Class A	72	6,095
Westinghouse Air Brake Technologies Corp. (b)	180	8,663
Woodward, Inc.	116	6,895
Xylem, Inc.	149	9,704
		534,768
MARINE — 0.0% (d)
Kirby Corp. (a)	77	3,347
Matson, Inc.	90	2,756
		6,103

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MEDIA — 1.4%
AMC Networks, Inc. Class A (a)	34	$827
Cable One, Inc.	14	23,016
Charter Communications, Inc. Class A (a)	418	182,378
Comcast Corp. Class A	7,246	249,118
Discovery, Inc. Class A (a) (b)	180	3,499
Discovery, Inc. Class C (a)	330	5,788
DISH Network Corp. Class A (a)	290	5,797
EW Scripps Co. Class A	6	45
Fox Corp. Class A	97	2,292
Fox Corp. Class B (a)	46	1,053
Gannett Co., Inc. (b)	46	68
Interpublic Group of Cos., Inc.	149	2,412
John Wiley & Sons, Inc. Class A	5	187
Meredith Corp. (b)	44	538
New York Times Co. Class A	254	7,800
News Corp. Class A	326	2,926
News Corp. Class B	139	1,250
Omnicom Group, Inc.	116	6,368
TechTarget, Inc. (a)	84	1,731
TEGNA, Inc.	576	6,255
ViacomCBS, Inc. Class B	46	645
		503,993
METALS & MINING — 0.4%
Allegheny Technologies, Inc. (a)	8	68
Carpenter Technology Corp.	25	488
Century Aluminum Co. (a)	80	290
Cleveland-Cliffs, Inc. (b)	17	67
Commercial Metals Co.	228	3,600
Compass Minerals International, Inc. (b)	55	2,116
Freeport-McMoRan, Inc.	1,434	9,679
Kaiser Aluminum Corp.	19	1,316
Materion Corp.	40	1,400
Newmont Goldcorp Corp.	1,807	81,821
Nucor Corp.	91	3,278
Reliance Steel & Aluminum Co.	187	16,379
Royal Gold, Inc.	163	14,297
Steel Dynamics, Inc.	72	1,623
SunCoke Energy, Inc.	13	50
TimkenSteel Corp. (a) (b)	44	142
United States Steel Corp. (b)	19	120
Worthington Industries, Inc.	29	761
		137,495
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.0% (d)
Apollo Commercial Real Estate Finance, Inc. REIT	191	1,417
ARMOUR Residential REIT, Inc.	32	282
Granite Point Mortgage Trust, Inc. REIT	19	96
Invesco Mortgage Capital, Inc. REIT	238	812
New York Mortgage Trust, Inc. REIT	370	573
PennyMac Mortgage Investment Trust REIT	168	1,784
Redwood Trust, Inc. REIT	77	390
		5,354
Security Description	Shares	Value
MULTI-UTILITIES — 1.0%
Ameren Corp.	242	$17,625
Avista Corp.	85	3,612
Black Hills Corp.	72	4,610
CenterPoint Energy, Inc.	38	587
CMS Energy Corp.	409	24,029
Consolidated Edison, Inc.	431	33,618
Dominion Energy, Inc.	1,313	94,785
DTE Energy Co.	188	17,854
MDU Resources Group, Inc.	259	5,568
NiSource, Inc.	142	3,546
NorthWestern Corp.	60	3,590
Public Service Enterprise Group, Inc.	422	18,952
Sempra Energy	622	70,280
WEC Energy Group, Inc.	602	53,054
		351,710
MULTILINE RETAIL — 0.6%
Big Lots, Inc.	7	99
Dollar General Corp.	602	90,908
Dollar Tree, Inc. (a)	55	4,041
JC Penney Co., Inc. (a) (b)	50	18
Kohl's Corp.	17	248
Macy's, Inc. (b)	91	447
Nordstrom, Inc. (b)	6	92
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	6	278
Target Corp.	1,504	139,827
		235,958
OIL, GAS & CONSUMABLE FUELS — 0.8%
Apache Corp.	35	146
Cabot Oil & Gas Corp.	35	602
Callon Petroleum Co. (a)	11	6
Chevron Corp.	1,295	93,836
Cimarex Energy Co.	12	202
CNX Resources Corp. (a)	20	106
Concho Resources, Inc.	21	900
ConocoPhillips	252	7,761
CONSOL Energy, Inc. (a)	83	306
Denbury Resources, Inc. (a) (b)	44	8
Devon Energy Corp.	46	318
Diamondback Energy, Inc.	6	157
EOG Resources, Inc.	60	2,155
EQT Corp.	67	474
Equitrans Midstream Corp. (b)	20	101
Exxon Mobil Corp.	964	36,603
Green Plains, Inc.	33	160
Hess Corp.	453	15,085
HighPoint Resources Corp. (a)	109	21
HollyFrontier Corp.	16	392
Kinder Morgan, Inc.	2,813	39,157
Marathon Oil Corp.	83	273
Marathon Petroleum Corp.	150	3,543
Matador Resources Co. (a) (b)	12	30
Murphy Oil Corp. (b)	18	110
Noble Energy, Inc.	471	2,845
Oasis Petroleum, Inc. (a)	29	10

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Occidental Petroleum Corp.	89	$1,031
ONEOK, Inc.	598	13,042
Par Pacific Holdings, Inc. (a)	121	859
PBF Energy, Inc. Class A	33	234
PDC Energy, Inc. (a)	41	255
Penn Virginia Corp. (a)	11	34
Phillips 66	640	34,336
Pioneer Natural Resources Co.	87	6,103
QEP Resources, Inc.	19	6
Renewable Energy Group, Inc. (a) (b)	30	616
SM Energy Co.	33	40
Valero Energy Corp.	341	15,468
Williams Cos., Inc.	278	3,934
World Fuel Services Corp.	171	4,306
WPX Energy, Inc. (a)	348	1,061
		286,632
PAPER & FOREST PRODUCTS — 0.0% (d)
Boise Cascade Co.	92	2,188
Domtar Corp.	6	130
Louisiana-Pacific Corp.	185	3,178
Neenah, Inc.	5	216
PH Glatfelter Co.	20	244
Schweitzer-Mauduit International, Inc.	47	1,307
		7,263
PERSONAL PRODUCTS — 0.3%
Coty, Inc. Class A	786	4,056
Estee Lauder Cos., Inc. Class A	591	94,170
Inter Parfums, Inc.	15	695
Medifast, Inc.	1	63
Nu Skin Enterprises, Inc. Class A	6	131
		99,115
PHARMACEUTICALS — 3.8%
Akorn, Inc. (a)	13	7
Allergan PLC	724	128,220
ANI Pharmaceuticals, Inc. (a)	27	1,100
Bristol-Myers Squibb Co.	5,169	288,120
Catalent, Inc. (a)	390	20,261
Corcept Therapeutics, Inc. (a) (b)	56	666
Eli Lilly & Co.	705	97,798
Endo International PLC (a)	21	78
Innoviva, Inc. (a)	60	706
Johnson & Johnson	2,200	288,486
Lannett Co., Inc. (a) (b)	12	83
Merck & Co., Inc.	4,450	342,383
Mylan NV (a)	49	731
Nektar Therapeutics (a) (b)	18	321
Perrigo Co. PLC	113	5,434
Pfizer, Inc.	1,261	41,159
Phibro Animal Health Corp. Class A	2	48
Prestige Consumer Healthcare, Inc. (a) (b)	135	4,952
Supernus Pharmaceuticals, Inc. (a)	5	90
Zoetis, Inc.	1,338	157,469
		1,378,112
Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.5%
ASGN, Inc. (a)	17	$600
CoreLogic, Inc.	103	3,146
Equifax, Inc.	250	29,863
Exponent, Inc.	130	9,348
FTI Consulting, Inc. (a)	107	12,815
Heidrick & Struggles International, Inc.	21	473
IHS Markit, Ltd.	1,051	63,060
Insperity, Inc.	11	410
Korn Ferry	18	438
ManpowerGroup, Inc.	103	5,458
Nielsen Holdings PLC	28	351
Resources Connection, Inc.	89	976
Robert Half International, Inc.	47	1,774
Verisk Analytics, Inc.	312	43,487
		172,199
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	739	27,868
Jones Lang LaSalle, Inc.	73	7,371
Marcus & Millichap, Inc. (a)	2	54
		35,293
ROAD & RAIL — 0.8%
ArcBest Corp.	44	771
Avis Budget Group, Inc. (a) (b)	83	1,154
CSX Corp.	649	37,188
JB Hunt Transport Services, Inc.	57	5,257
Kansas City Southern	266	33,830
Knight-Swift Transportation Holdings, Inc. (b)	123	4,034
Landstar System, Inc.	22	2,109
Marten Transport, Ltd.	13	267
Norfolk Southern Corp.	297	43,362
Old Dominion Freight Line, Inc.	243	31,896
Ryder System, Inc.	19	502
Saia, Inc. (a)	71	5,221
Union Pacific Corp.	793	111,845
Werner Enterprises, Inc.	48	1,740
		279,176
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.6%
Advanced Energy Industries, Inc. (a)	115	5,576
Advanced Micro Devices, Inc. (a)	3,474	157,997
Analog Devices, Inc.	533	47,783
Applied Materials, Inc.	2,599	119,086
Broadcom, Inc.	575	136,332
Brooks Automation, Inc.	162	4,941
Cabot Microelectronics Corp.	77	8,789
Cirrus Logic, Inc. (a)	173	11,354
Cohu, Inc.	118	1,461
Cree, Inc. (a)	6	213
Cypress Semiconductor Corp.	1,041	24,276
Diodes, Inc. (a)	125	5,079
DSP Group, Inc. (a)	17	228

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
First Solar, Inc. (a) (b)	52	$1,875
FormFactor, Inc. (a)	215	4,319
Ichor Holdings, Ltd. (a)	63	1,207
Intel Corp.	8,926	483,075
KLA Corp.	446	64,108
Kulicke & Soffa Industries, Inc.	71	1,482
Lam Research Corp.	406	97,440
Maxim Integrated Products, Inc.	308	14,972
MaxLinear, Inc. (a) (b)	33	385
Microchip Technology, Inc. (b)	490	33,222
Micron Technology, Inc. (a)	2,778	116,843
MKS Instruments, Inc.	128	10,426
Monolithic Power Systems, Inc.	101	16,913
NVIDIA Corp.	1,723	454,183
Onto Innovation, Inc. (a)	31	920
Photronics, Inc. (a)	272	2,791
Power Integrations, Inc.	79	6,978
Qorvo, Inc. (a)	328	26,447
QUALCOMM, Inc.	3,386	229,063
Rambus, Inc. (a)	203	2,253
Semtech Corp. (a)	43	1,612
Silicon Laboratories, Inc. (a)	115	9,822
Skyworks Solutions, Inc.	480	42,902
SolarEdge Technologies, Inc. (a)	145	11,873
Synaptics, Inc. (a)	96	5,556
Teradyne, Inc.	499	27,031
Texas Instruments, Inc.	1,774	177,276
Ultra Clean Holdings, Inc. (a)	119	1,642
Universal Display Corp.	124	16,341
Veeco Instruments, Inc. (a)	221	2,115
Xilinx, Inc.	17	1,325
Xperi Corp.	5	70
		2,389,582
SOFTWARE — 11.7%
8x8, Inc. (a)	38	527
ACI Worldwide, Inc. (a)	220	5,313
Adobe, Inc. (a)	1,065	338,925
Agilysys, Inc. (a)	15	250
ANSYS, Inc. (a)	239	55,560
Autodesk, Inc. (a)	352	54,947
Blackbaud, Inc.	42	2,333
Bottomline Technologies DE, Inc. (a)	13	476
Cadence Design Systems, Inc. (a)	746	49,266
CDK Global, Inc.	101	3,318
Ceridian HCM Holding, Inc. (a)	283	14,170
Citrix Systems, Inc.	71	10,050
CommVault Systems, Inc. (a) (b)	20	810
Ebix, Inc. (b)	2	30
Fair Isaac Corp. (a)	83	25,538
Fortinet, Inc. (a)	354	35,814
Intuit, Inc.	377	86,710
J2 Global, Inc. (b)	82	6,138
LivePerson, Inc. (a) (b)	173	3,936
LogMeIn, Inc.	21	1,749
Manhattan Associates, Inc. (a)	179	8,918
Security Description	Shares	Value
Microsoft Corp.	20,293	$3,200,409
MicroStrategy, Inc. Class A (a)	5	590
NortonLifeLock, Inc.	915	17,120
OneSpan, Inc. (a)	61	1,107
Oracle Corp.	1,154	55,773
Progress Software Corp.	51	1,632
PTC, Inc. (a)	9	551
salesforce.com, Inc. (a)	470	67,671
ServiceNow, Inc. (a)	357	102,309
SPS Commerce, Inc. (a)	60	2,791
Synopsys, Inc. (a)	400	51,516
Teradata Corp. (a)	7	143
Tyler Technologies, Inc. (a)	112	33,215
		4,239,605
SPECIALTY RETAIL — 2.3%
Aaron's, Inc.	67	1,526
Abercrombie & Fitch Co. Class A (b)	6	54
Advance Auto Parts, Inc.	27	2,520
American Eagle Outfitters, Inc.	18	143
Asbury Automotive Group, Inc. (a)	51	2,817
AutoNation, Inc. (a)	103	2,890
AutoZone, Inc. (a)	60	50,760
Bed Bath & Beyond, Inc. (b)	162	682
Best Buy Co., Inc.	606	34,542
Boot Barn Holdings, Inc. (a)	109	1,409
Buckle, Inc. (b)	19	260
Caleres, Inc.	5	26
CarMax, Inc. (a) (b)	437	23,524
Children's Place, Inc.	1	20
Designer Brands, Inc. Class A (b)	73	363
Dick's Sporting Goods, Inc.	170	3,614
Express, Inc. (a)	136	203
Five Below, Inc. (a)	19	1,337
Foot Locker, Inc.	6	132
Gap, Inc. (b)	17	120
Genesco, Inc. (a)	29	387
Group 1 Automotive, Inc.	47	2,080
Guess?, Inc.	30	203
Haverty Furniture Cos., Inc.	67	797
Home Depot, Inc.	1,576	294,255
L Brands, Inc.	34	393
Lithia Motors, Inc. Class A	63	5,153
Lowe's Cos., Inc.	1,339	115,221
MarineMax, Inc. (a)	20	208
Michaels Cos., Inc. (a) (b)	15	24
Monro, Inc. (b)	30	1,314
Murphy USA, Inc. (a)	83	7,002
Office Depot, Inc.	165	271
O'Reilly Automotive, Inc. (a)	144	43,351
Rent-A-Center, Inc.	174	2,460
RH (a)	44	4,421
Ross Stores, Inc.	689	59,922
Sally Beauty Holdings, Inc. (a) (b)	34	275
Signet Jewelers, Ltd. (b)	13	84
Sleep Number Corp. (a)	48	920

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Sonic Automotive, Inc. Class A (b)	117	$1,554
Tailored Brands, Inc. (b)	282	491
Tiffany & Co.	301	38,979
TJX Cos., Inc.	2,121	101,405
Tractor Supply Co.	107	9,047
Ulta Salon Cosmetics & Fragrance, Inc. (a)	7	1,230
Urban Outfitters, Inc. (a)	7	100
Williams-Sonoma, Inc.	184	7,824
Zumiez, Inc. (a)	47	814
		827,127
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 8.9%
3D Systems Corp. (a) (b)	13	100
Apple, Inc.	12,380	3,148,110
Diebold Nixdorf, Inc. (a) (b)	220	774
Hewlett Packard Enterprise Co.	492	4,777
HP, Inc.	339	5,885
NCR Corp. (a) (b)	278	4,921
NetApp, Inc.	85	3,544
Seagate Technology PLC	580	28,304
Western Digital Corp.	793	33,005
Xerox Holdings Corp. (a)	409	7,747
		3,237,167
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (a)	16	173
Carter's, Inc.	95	6,244
Columbia Sportswear Co.	30	2,093
Crocs, Inc. (a)	183	3,109
Deckers Outdoor Corp. (a)	63	8,442
Fossil Group, Inc. (a) (b)	19	63
G-III Apparel Group, Ltd. (a)	4	31
Hanesbrands, Inc. (b)	109	858
Kontoor Brands, Inc. (a) (b)	4	77
NIKE, Inc. Class B	2,177	180,125
Oxford Industries, Inc. (b)	5	181
PVH Corp.	7	263
Ralph Lauren Corp.	26	1,738
Skechers U.S.A., Inc. Class A (a)	358	8,499
Steven Madden, Ltd.	146	3,392
Tapestry, Inc.	31	401
Under Armour, Inc. Class A (a) (b)	49	451
Under Armour, Inc. Class C (a)	87	701
VF Corp.	618	33,421
Wolverine World Wide, Inc.	29	441
		250,703
THRIFTS & MORTGAGE FINANCE — 0.0% (d)
Axos Financial, Inc. (a)	18	326
Flagstar Bancorp, Inc.	56	1,110
HomeStreet, Inc.	15	333
Meta Financial Group, Inc.	98	2,129
New York Community Bancorp, Inc.	319	2,995
NMI Holdings, Inc. Class A (a)	147	1,707
Provident Financial Services, Inc.	33	424
Security Description	Shares	Value
TrustCo Bank Corp. NY	72	$390
Walker & Dunlop, Inc.	69	2,779
Washington Federal, Inc.	113	2,934
		15,127
TOBACCO — 0.5%
Altria Group, Inc.	994	38,438
Philip Morris International, Inc.	1,776	129,577
Universal Corp.	19	840
Vector Group, Ltd.	305	2,873
		171,728
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	29	1,326
Fastenal Co.	915	28,594
GATX Corp.	41	2,565
GMS, Inc. (a)	149	2,344
Kaman Corp.	28	1,077
MSC Industrial Direct Co., Inc. Class A	24	1,319
NOW, Inc. (a)	122	630
United Rentals, Inc. (a)	165	16,978
W.W. Grainger, Inc.	45	11,182
Watsco, Inc.	59	9,324
		75,339
WATER UTILITIES — 0.2%
American States Water Co.	72	5,885
American Water Works Co., Inc.	370	44,237
California Water Service Group	20	1,007
Essential Utilities, Inc.	511	20,798
		71,927
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Spok Holdings, Inc.	15	161
Telephone & Data Systems, Inc.	28	469
T-Mobile US, Inc. (a)	267	22,401
		23,031
TOTAL COMMON STOCKS (Cost $41,651,006)		36,230,853
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	48,037	47,994
State Street Navigator Securities Lending Portfolio II (c) (h)	51,309	51,309
TOTAL SHORT-TERM INVESTMENTS (Cost $99,290)		99,303
TOTAL INVESTMENTS — 100.1% (Cost $41,750,296)		36,330,156
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(19,947)
NET ASSETS — 100.0%		$36,310,209
(a)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR S&P 1500 MOMENTUM TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,230,853	$—	$0(a)	$36,230,853
Short-Term Investments	99,303	—	—	99,303
TOTAL INVESTMENTS	$36,330,156	$—	$0	$36,330,156
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	35	$1,962	$36,727	$7,094	$(2,533)	$(9,938)	359	$19,124	$264
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	1,445,113	1,397,010	(122)	13	48,037	47,994	639
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,303	39,303	162,762	202,065	—	—	—	—	198
State Street Navigator Securities Lending Portfolio II	—	—	1,064,332	1,013,023	—	—	51,309	51,309	258
State Street Navigator Securities Lending Portfolio III	35,537	35,537	323,638	359,175	—	—	—	—	84
Total		$76,802	$3,032,572	$2,978,367	$(2,655)	$(9,925)		$118,427	$1,443
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	32	$568
Aerojet Rocketdyne Holdings, Inc. (a)	28	1,171
AeroVironment, Inc. (a)	8	488
Axon Enterprise, Inc. (a)	17	1,203
Boeing Co.	216	32,214
Cubic Corp.	9	372
Curtiss-Wright Corp.	22	2,033
General Dynamics Corp.	168	22,228
Howmet Aerospace, Inc.	323	5,187
Huntington Ingalls Industries, Inc.	34	6,195
L3Harris Technologies, Inc.	77	13,869
Lockheed Martin Corp.	140	47,453
Mercury Systems, Inc. (a)	15	1,070
Moog, Inc. Class A	14	708
National Presto Industries, Inc. (b)	8	567
Northrop Grumman Corp.	91	27,532
Park Aerospace Corp.	15	189
Raytheon Co.	126	16,525
Teledyne Technologies, Inc. (a)	16	4,756
Textron, Inc.	206	5,494
TransDigm Group, Inc.	14	4,483
Triumph Group, Inc.	138	933
United Technologies Corp.	460	43,392
		238,630
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	68	1,746
C.H. Robinson Worldwide, Inc.	96	6,355
Echo Global Logistics, Inc. (a)	38	649
Expeditors International of Washington, Inc.	63	4,203
FedEx Corp.	272	32,983
Forward Air Corp.	16	811
Hub Group, Inc. Class A (a)	90	4,092
United Parcel Service, Inc. Class B	584	54,557
XPO Logistics, Inc. (a) (b)	127	6,191
		111,587
AIRLINES — 0.7%
Alaska Air Group, Inc.	163	4,641
Allegiant Travel Co.	22	1,800
American Airlines Group, Inc.	1,108	13,507
Delta Air Lines, Inc.	812	23,166
Hawaiian Holdings, Inc.	135	1,409
JetBlue Airways Corp. (a)	830	7,428
SkyWest, Inc.	69	1,807
Southwest Airlines Co.	544	19,372
United Airlines Holdings, Inc. (a)	629	19,845
		92,975
AUTO COMPONENTS — 0.3%
Adient PLC (a)	244	2,213
American Axle & Manufacturing Holdings, Inc. (a)	290	1,047
Aptiv PLC	150	7,386
Security Description	Shares	Value
BorgWarner, Inc.	228	$5,557
Cooper Tire & Rubber Co.	133	2,168
Cooper-Standard Holdings, Inc. (a)	44	452
Dana, Inc.	399	3,116
Delphi Technologies PLC (a)	246	1,980
Dorman Products, Inc. (a)	16	884
Fox Factory Holding Corp. (a)	15	630
Garrett Motion, Inc. (a)	207	592
Gentex Corp.	200	4,432
Gentherm, Inc. (a)	32	1,005
Goodyear Tire & Rubber Co.	629	3,661
LCI Industries	20	1,337
Standard Motor Products, Inc.	18	748
Visteon Corp. (a) (b)	39	1,871
		39,079
AUTOMOBILES — 1.0%
Ford Motor Co.	11,146	53,835
General Motors Co.	3,591	74,621
Harley-Davidson, Inc.	221	4,184
Thor Industries, Inc. (b)	72	3,037
Winnebago Industries, Inc.	51	1,418
		137,095
BANKS — 7.4%
Ameris Bancorp	32	760
Associated Banc-Corp.	180	2,302
Banc of California, Inc.	112	896
BancorpSouth Bank	59	1,116
Bank of America Corp.	9,109	193,384
Bank of Hawaii Corp.	25	1,381
Bank OZK	147	2,455
Banner Corp.	23	760
Berkshire Hills Bancorp, Inc.	56	832
Boston Private Financial Holdings, Inc.	85	608
Brookline Bancorp, Inc.	63	711
Cathay General Bancorp	59	1,354
Central Pacific Financial Corp.	35	557
Citigroup, Inc.	3,027	127,497
Citizens Financial Group, Inc.	595	11,192
City Holding Co.	14	931
Columbia Banking System, Inc.	70	1,876
Comerica, Inc.	128	3,756
Commerce Bancshares, Inc.	59	2,971
Community Bank System, Inc.	28	1,646
Cullen/Frost Bankers, Inc. (b)	42	2,343
Customers Bancorp, Inc. (a)	112	1,224
CVB Financial Corp.	113	2,266
Dime Community Bancshares, Inc.	59	809
Eagle Bancorp, Inc.	25	755
East West Bancorp, Inc.	118	3,037
Fifth Third Bancorp	804	11,939
First BanCorp	154	819
First Commonwealth Financial Corp.	64	585
First Financial Bancorp	78	1,163
First Financial Bankshares, Inc.	42	1,127
First Horizon National Corp.	273	2,200

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
First Midwest Bancorp, Inc.	59	$781
First Republic Bank	65	5,348
FNB Corp.	441	3,250
Fulton Financial Corp.	191	2,195
Glacier Bancorp, Inc.	46	1,564
Great Western Bancorp, Inc.	57	1,167
Hancock Whitney Corp.	93	1,815
Hanmi Financial Corp.	53	575
Home BancShares, Inc.	136	1,631
Hope Bancorp, Inc.	200	1,644
Huntington Bancshares, Inc.	1,149	9,433
Independent Bank Corp.	11	708
International Bancshares Corp.	49	1,317
JPMorgan Chase & Co.	2,605	234,528
KeyCorp	1,111	11,521
M&T Bank Corp.	112	11,584
NBT Bancorp, Inc.	40	1,296
OFG Bancorp	48	537
Old National Bancorp	135	1,781
Opus Bank	84	1,456
Pacific Premier Bancorp, Inc.	49	923
PacWest Bancorp	163	2,921
People's United Financial, Inc.	423	4,674
Pinnacle Financial Partners, Inc.	52	1,952
PNC Financial Services Group, Inc.	431	41,255
Prosperity Bancshares, Inc.	76	3,667
Regions Financial Corp.	1,380	12,379
S&T Bancorp, Inc.	25	683
Seacoast Banking Corp. of Florida (a)	41	751
ServisFirst Bancshares, Inc.	25	733
Signature Bank	32	2,573
Simmons First National Corp. Class A	110	2,024
Southside Bancshares, Inc.	25	760
Sterling Bancorp	174	1,818
SVB Financial Group (a)	30	4,532
Synovus Financial Corp.	100	1,756
TCF Financial Corp.	151	3,422
Texas Capital Bancshares, Inc. (a)	44	976
Tompkins Financial Corp.	4	287
Truist Financial Corp.	1,485	45,797
Trustmark Corp.	59	1,375
UMB Financial Corp.	38	1,763
Umpqua Holdings Corp.	298	3,248
United Bankshares, Inc.	81	1,870
United Community Banks, Inc.	75	1,373
US Bancorp	1,416	48,781
Valley National Bancorp	436	3,187
Webster Financial Corp.	74	1,695
Wells Fargo & Co.	5,333	153,057
Westamerica Bancorporation	11	647
Wintrust Financial Corp.	45	1,479
Zions Bancorp NA	162	4,335
		1,036,076
BEVERAGES — 1.3%
Boston Beer Co., Inc. Class A (a) (b)	2	735
Security Description	Shares	Value
Brown-Forman Corp. Class B	137	$7,605
Coca-Cola Co.	1,572	69,561
Coca-Cola Consolidated, Inc.	7	1,460
Constellation Brands, Inc. Class A	93	13,333
Molson Coors Beverage Co. Class B	546	21,299
Monster Beverage Corp. (a)	123	6,920
PepsiCo, Inc.	451	54,165
		175,078
BIOTECHNOLOGY — 2.2%
AbbVie, Inc.	877	66,819
Acorda Therapeutics, Inc. (a) (b)	59	55
Alexion Pharmaceuticals, Inc. (a)	69	6,196
AMAG Pharmaceuticals, Inc. (a)	96	593
Amgen, Inc.	348	70,550
Biogen, Inc. (a)	128	40,497
Emergent BioSolutions, Inc. (a)	22	1,273
Exelixis, Inc. (a)	91	1,567
Gilead Sciences, Inc.	1,130	84,479
Incyte Corp. (a)	25	1,831
Ligand Pharmaceuticals, Inc. (a) (b)	9	654
Momenta Pharmaceuticals, Inc. (a)	37	1,006
Myriad Genetics, Inc. (a)	45	644
Regeneron Pharmaceuticals, Inc. (a)	33	16,114
Spectrum Pharmaceuticals, Inc. (a)	13	30
United Therapeutics Corp. (a)	40	3,793
Vertex Pharmaceuticals, Inc. (a)	52	12,373
		308,474
BUILDING PRODUCTS — 0.4%
AAON, Inc. (b)	9	435
Allegion PLC	30	2,760
American Woodmark Corp. (a)	13	592
AO Smith Corp.	43	1,626
Apogee Enterprises, Inc.	29	604
Fortune Brands Home & Security, Inc.	93	4,022
Gibraltar Industries, Inc. (a)	25	1,073
Griffon Corp.	126	1,594
Johnson Controls International PLC	695	18,737
Lennox International, Inc.	11	2,000
Masco Corp.	133	4,598
Patrick Industries, Inc.	30	845
Quanex Building Products Corp.	34	343
Resideo Technologies, Inc. (a)	136	658
Simpson Manufacturing Co., Inc.	18	1,116
Trane Technologies PLC	142	11,728
Trex Co., Inc. (a)	17	1,362
Universal Forest Products, Inc.	74	2,752
		56,845
CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	59	3,489
Ameriprise Financial, Inc.	142	14,552
Bank of New York Mellon Corp.	933	31,423
BlackRock, Inc.	104	45,757
Blucora, Inc. (a)	31	374
Cboe Global Markets, Inc.	34	3,035

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Charles Schwab Corp.	524	$17,617
CME Group, Inc.	158	27,320
Donnelley Financial Solutions, Inc. (a)	80	422
E*TRADE Financial Corp.	175	6,006
Eaton Vance Corp.	67	2,161
Evercore, Inc. Class A	28	1,290
FactSet Research Systems, Inc.	9	2,346
Federated Hermes, Inc.	87	1,657
Franklin Resources, Inc.	811	13,536
Goldman Sachs Group, Inc.	436	67,401
Greenhill & Co., Inc.	37	364
Interactive Brokers Group, Inc. Class A	82	3,540
Intercontinental Exchange, Inc.	228	18,411
INTL. FCStone, Inc. (a)	45	1,632
Invesco, Ltd.	1,101	9,997
Janus Henderson Group PLC	225	3,447
Legg Mason, Inc.	239	11,675
MarketAxess Holdings, Inc.	5	1,663
Moody's Corp.	34	7,191
Morgan Stanley	3,508	119,272
MSCI, Inc.	11	3,179
Nasdaq, Inc.	77	7,311
Northern Trust Corp.	155	11,696
Piper Sandler Cos.	13	657
Raymond James Financial, Inc.	110	6,952
S&P Global, Inc.	50	12,252
SEI Investments Co.	59	2,734
State Street Corp. (c)	509	27,114
Stifel Financial Corp.	59	2,436
T Rowe Price Group, Inc.	105	10,253
Virtus Investment Partners, Inc.	10	761
Waddell & Reed Financial, Inc. Class A	211	2,401
		503,324
CHEMICALS — 1.6%
AdvanSix, Inc. (a)	22	210
Air Products & Chemicals, Inc.	86	17,166
Albemarle Corp.	60	3,382
American Vanguard Corp.	17	246
Ashland Global Holdings, Inc.	43	2,153
Balchem Corp.	8	790
Cabot Corp.	65	1,698
Celanese Corp.	92	6,752
CF Industries Holdings, Inc.	181	4,923
Chemours Co.	146	1,295
Corteva, Inc. (a)	525	12,338
Dow, Inc.	93	2,719
DuPont de Nemours, Inc.	525	17,902
Eastman Chemical Co.	190	8,850
Ecolab, Inc.	88	13,713
FMC Corp.	42	3,431
FutureFuel Corp.	69	778
Hawkins, Inc.	12	427
HB Fuller Co.	48	1,341
Ingevity Corp. (a)	12	422
Innospec, Inc.	13	903
Security Description	Shares	Value
International Flavors & Fragrances, Inc. (b)	36	$3,675
Koppers Holdings, Inc. (a)	37	458
Kraton Corp. (a)	42	340
Linde PLC	160	27,680
Livent Corp. (a)	104	546
LSB Industries, Inc. (a)	28	59
LyondellBasell Industries NV Class A	726	36,031
Minerals Technologies, Inc.	43	1,559
Mosaic Co.	391	4,231
NewMarket Corp.	3	1,149
Olin Corp.	224	2,614
PolyOne Corp.	86	1,631
PPG Industries, Inc.	109	9,112
Quaker Chemical Corp. (b)	5	631
Rayonier Advanced Materials, Inc.	138	146
RPM International, Inc.	86	5,117
Scotts Miracle-Gro Co.	35	3,584
Sensient Technologies Corp.	19	827
Sherwin-Williams Co.	30	13,786
Stepan Co.	19	1,681
Tredegar Corp.	50	782
Valvoline, Inc.	76	995
		218,073
COMMERCIAL SERVICES & SUPPLIES — 0.5%
ABM Industries, Inc.	88	2,144
Brady Corp. Class A	31	1,399
Brink's Co.	19	989
Cintas Corp.	26	4,504
Clean Harbors, Inc. (a)	27	1,386
Copart, Inc. (a)	62	4,248
Deluxe Corp.	59	1,530
Harsco Corp. (a)	44	307
Healthcare Services Group, Inc. (b)	23	550
Herman Miller, Inc.	53	1,177
HNI Corp.	59	1,486
Interface, Inc.	53	401
Matthews International Corp. Class A	41	992
Mobile Mini, Inc.	31	813
MSA Safety, Inc.	15	1,518
Pitney Bowes, Inc. (b)	519	1,059
Republic Services, Inc.	190	14,261
Rollins, Inc. (b)	45	1,626
RR Donnelley & Sons Co.	212	203
Stericycle, Inc. (a) (b)	65	3,158
Team, Inc. (a) (b)	42	273
Tetra Tech, Inc.	31	2,189
UniFirst Corp.	11	1,662
Viad Corp.	15	318
Waste Management, Inc.	182	16,846
		65,039
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	42	323
Applied Optoelectronics, Inc. (a) (b)	84	638
Arista Networks, Inc. (a)	15	3,038

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Ciena Corp. (a)	83	$3,304
Cisco Systems, Inc.	1,726	67,849
Comtech Telecommunications Corp.	23	306
Digi International, Inc. (a)	25	238
F5 Networks, Inc. (a)	27	2,879
Harmonic, Inc. (a)	76	438
InterDigital, Inc.	23	1,026
Juniper Networks, Inc.	306	5,857
Lumentum Holdings, Inc. (a)	29	2,137
Motorola Solutions, Inc.	50	6,646
NETGEAR, Inc. (a)	25	571
NetScout Systems, Inc. (a)	43	1,018
Plantronics, Inc. (b)	16	161
ViaSat, Inc. (a)	32	1,149
Viavi Solutions, Inc. (a)	93	1,043
		98,621
CONSTRUCTION & ENGINEERING — 0.3%
AECOM (a)	440	13,134
Aegion Corp. (a)	59	1,058
Arcosa, Inc.	65	2,583
Comfort Systems USA, Inc.	22	804
Dycom Industries, Inc. (a)	47	1,205
EMCOR Group, Inc.	55	3,373
Fluor Corp.	389	2,688
Granite Construction, Inc. (b)	39	592
Jacobs Engineering Group, Inc.	114	9,037
MasTec, Inc. (a)	83	2,716
MYR Group, Inc. (a)	31	812
Quanta Services, Inc.	156	4,950
Valmont Industries, Inc.	15	1,590
		44,542
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	15	876
Martin Marietta Materials, Inc.	26	4,920
US Concrete, Inc. (a)	22	399
Vulcan Materials Co.	42	4,539
		10,734
CONSUMER FINANCE — 1.1%
American Express Co.	490	41,949
Capital One Financial Corp.	1,329	67,008
Discover Financial Services	357	12,734
Encore Capital Group, Inc. (a)	72	1,683
Enova International, Inc. (a)	92	1,333
EZCORP, Inc. Class A (a) (b)	174	726
FirstCash, Inc.	17	1,220
Green Dot Corp. Class A (a)	19	482
Navient Corp.	532	4,033
PRA Group, Inc. (a) (b)	46	1,275
SLM Corp. (b)	196	1,409
Synchrony Financial	1,565	25,181
World Acceptance Corp. (a) (b)	8	437
		159,470
CONTAINERS & PACKAGING — 0.6%
Amcor PLC	1,149	9,330
Security Description	Shares	Value
AptarGroup, Inc.	20	$1,991
Avery Dennison Corp.	36	3,667
Ball Corp.	107	6,919
Greif, Inc. Class A	69	2,145
International Paper Co.	544	16,935
Myers Industries, Inc.	31	333
O-I Glass, Inc.	225	1,600
Packaging Corp. of America	76	6,599
Sealed Air Corp.	91	2,249
Silgan Holdings, Inc.	106	3,076
Sonoco Products Co.	71	3,291
Westrock Co.	740	20,912
		79,047
DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	123	3,514
Genuine Parts Co.	104	7,003
LKQ Corp. (a)	277	5,681
Pool Corp.	9	1,771
		17,969
DIVERSIFIED CONSUMER SERVICES — 0.1%
Adtalem Global Education, Inc. (a)	42	1,125
American Public Education, Inc. (a)	12	287
Graham Holdings Co. Class B	5	1,706
H&R Block, Inc. (b)	199	2,802
Perdoceo Education Corp. (a)	54	583
Regis Corp. (a)	34	201
Service Corp. International	79	3,090
Strategic Education, Inc.	3	419
WW International, Inc. (a) (b)	141	2,384
		12,597
DIVERSIFIED FINANCIAL SERVICES — 2.6%
Berkshire Hathaway, Inc. Class B (a)	1,938	354,324
Calamos Asset Management, Inc. Class A (a) (d)	22	—
Jefferies Financial Group, Inc.	710	9,706
		364,030
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.8%
AT&T, Inc.	10,112	294,765
ATN International, Inc.	14	822
CenturyLink, Inc.	2,840	26,867
Cincinnati Bell, Inc. (a)	169	2,474
Cogent Communications Holdings, Inc.	21	1,721
Consolidated Communications Holdings, Inc.	206	937
Frontier Communications Corp. (a) (b)	335	127
Iridium Communications, Inc. (a)	54	1,206
Verizon Communications, Inc.	3,702	198,909
Vonage Holdings Corp. (a)	92	665
		528,493
ELECTRIC UTILITIES — 2.9%
ALLETE, Inc.	28	1,699
Alliant Energy Corp.	129	6,230

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc.	409	$32,712
Duke Energy Corp.	643	52,006
Edison International	408	22,354
El Paso Electric Co.	36	2,447
Entergy Corp.	177	16,633
Evergy, Inc.	111	6,111
Eversource Energy	238	18,614
Exelon Corp.	1,098	40,417
FirstEnergy Corp.	446	17,871
Hawaiian Electric Industries, Inc.	79	3,401
IDACORP, Inc.	27	2,370
NextEra Energy, Inc.	286	68,817
NRG Energy, Inc.	131	3,571
OGE Energy Corp.	143	4,394
Pinnacle West Capital Corp.	79	5,987
PNM Resources, Inc.	43	1,634
PPL Corp.	836	20,633
Southern Co.	945	51,162
Xcel Energy, Inc.	375	22,613
		401,676
ELECTRICAL EQUIPMENT — 0.5%
Acuity Brands, Inc.	23	1,970
AMETEK, Inc.	73	5,257
AZZ, Inc.	20	562
Eaton Corp. PLC	371	28,823
Emerson Electric Co.	364	17,345
Encore Wire Corp.	13	546
EnerSys	33	1,634
Hubbell, Inc.	31	3,557
nVent Electric PLC	106	1,788
Powell Industries, Inc.	22	565
Regal Beloit Corp.	42	2,644
Rockwell Automation, Inc.	39	5,886
Vicor Corp. (a)	6	267
		70,844
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
Amphenol Corp. Class A	87	6,341
Anixter International, Inc. (a)	80	7,030
Arrow Electronics, Inc. (a)	231	11,982
Avnet, Inc.	308	7,731
Badger Meter, Inc.	8	429
Bel Fuse, Inc. Class B	22	214
Belden, Inc.	32	1,155
Benchmark Electronics, Inc.	118	2,359
Cognex Corp.	24	1,013
Coherent, Inc. (a)	10	1,064
Corning, Inc.	651	13,372
CTS Corp.	28	697
Daktronics, Inc.	73	360
ePlus, Inc. (a)	8	501
Fabrinet (a)	16	873
FARO Technologies, Inc. (a)	8	356
FLIR Systems, Inc.	42	1,339
II-VI, Inc. (a) (b)	45	1,282
Security Description	Shares	Value
Insight Enterprises, Inc. (a)	93	$3,918
IPG Photonics Corp. (a)	17	1,875
Itron, Inc. (a)	34	1,898
Jabil, Inc.	406	9,979
KEMET Corp.	72	1,739
Keysight Technologies, Inc. (a)	55	4,602
Knowles Corp. (a)	87	1,164
Littelfuse, Inc.	8	1,067
Methode Electronics, Inc.	37	978
MTS Systems Corp.	13	292
National Instruments Corp.	35	1,158
OSI Systems, Inc. (a)	14	965
Plexus Corp. (a)	23	1,255
Rogers Corp. (a)	8	755
Sanmina Corp. (a)	181	4,938
ScanSource, Inc. (a)	68	1,455
SYNNEX Corp.	119	8,699
TE Connectivity, Ltd.	241	15,178
Tech Data Corp. (a)	102	13,347
Trimble, Inc. (a)	99	3,151
TTM Technologies, Inc. (a)	260	2,688
Vishay Intertechnology, Inc.	117	1,686
Zebra Technologies Corp. Class A (a)	21	3,856
		144,741
ENERGY EQUIPMENT & SERVICES — 0.3%
Apergy Corp. (a)	25	144
Archrock, Inc.	144	541
Baker Hughes Co.	468	4,914
Core Laboratories NV	14	145
Diamond Offshore Drilling, Inc. (a) (b)	179	328
Dril-Quip, Inc. (a) (b)	33	1,007
Era Group, Inc. (a)	43	229
Exterran Corp. (a)	88	422
Geospace Technologies Corp. (a)	8	51
Halliburton Co.	710	4,863
Helix Energy Solutions Group, Inc. (a)	155	254
Helmerich & Payne, Inc.	121	1,894
KLX Energy Services Holdings, Inc. (a) (b)	2	1
Matrix Service Co. (a)	50	474
Nabors Industries, Ltd.	863	337
National Oilwell Varco, Inc.	450	4,423
Newpark Resources, Inc. (a)	79	71
NexTier Oilfield Solutions, Inc. (a)	293	343
Noble Corp. PLC (a)	654	170
Oceaneering International, Inc. (a)	134	394
Oil States International, Inc. (a)	89	181
Patterson-UTI Energy, Inc.	189	444
ProPetro Holding Corp. (a)	53	133
Schlumberger, Ltd.	1,245	16,795
SEACOR Holdings, Inc. (a)	36	971
TechnipFMC PLC	414	2,790
TETRA Technologies, Inc. (a)	154	49
Transocean, Ltd. (a) (b)	1,687	1,957
US Silica Holdings, Inc. (b)	59	106

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Valaris PLC (b)	520	$234
		44,665
ENTERTAINMENT — 1.0%
Activision Blizzard, Inc.	263	15,643
Cinemark Holdings, Inc. (b)	103	1,050
Electronic Arts, Inc. (a)	100	10,017
Live Nation Entertainment, Inc. (a)	80	3,637
Marcus Corp.	25	308
Netflix, Inc. (a)	54	20,277
Take-Two Interactive Software, Inc. (a)	36	4,270
Walt Disney Co.	853	82,400
World Wrestling Entertainment, Inc. Class A (b)	8	271
		137,873
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.4%
Acadia Realty Trust REIT	50	619
Agree Realty Corp. REIT	13	805
Alexander & Baldwin, Inc. REIT	53	595
Alexandria Real Estate Equities, Inc. REIT	47	6,442
American Assets Trust, Inc. REIT	23	575
American Campus Communities, Inc. REIT	79	2,192
American Tower Corp. REIT	53	11,541
Apartment Investment & Management Co. Class A REIT	87	3,058
Armada Hoffler Properties, Inc. REIT	47	503
AvalonBay Communities, Inc. REIT	64	9,419
Boston Properties, Inc. REIT	49	4,519
Brixmor Property Group, Inc. REIT	323	3,068
Camden Property Trust REIT	44	3,487
CareTrust REIT, Inc.	43	636
CBL & Associates Properties, Inc. REIT (b)	651	130
Cedar Realty Trust, Inc. REIT	145	135
Chatham Lodging Trust REIT	69	410
CoreCivic, Inc. REIT	313	3,496
CoreSite Realty Corp. REIT	8	927
Corporate Office Properties Trust REIT	78	1,726
Cousins Properties, Inc. REIT	94	2,751
Crown Castle International Corp. REIT	144	20,794
CyrusOne, Inc. REIT	40	2,470
DiamondRock Hospitality Co. REIT	232	1,179
Digital Realty Trust, Inc. REIT	89	12,299
Diversified Healthcare Trust REIT	625	2,269
Douglas Emmett, Inc. REIT	74	2,258
Duke Realty Corp. REIT	210	6,800
Easterly Government Properties, Inc. REIT	46	1,133
EastGroup Properties, Inc. REIT	14	1,463
EPR Properties REIT	44	1,066
Equinix, Inc. REIT	18	11,242
Equity Residential REIT	174	10,738
Essex Property Trust, Inc. REIT	24	5,286
Extra Space Storage, Inc. REIT	47	4,501
Federal Realty Investment Trust REIT	24	1,791
First Industrial Realty Trust, Inc. REIT	55	1,828
Four Corners Property Trust, Inc. REIT	38	711
Security Description	Shares	Value
Franklin Street Properties Corp. REIT	148	$848
GEO Group, Inc. REIT	155	1,885
Getty Realty Corp. REIT	19	451
Global Net Lease, Inc. REIT	93	1,243
Healthcare Realty Trust, Inc. REIT	70	1,955
Healthpeak Properties, Inc. REIT	424	10,112
Hersha Hospitality Trust REIT	95	340
Highwoods Properties, Inc. REIT	90	3,188
Host Hotels & Resorts, Inc. REIT (b)	659	7,275
Independence Realty Trust, Inc. REIT (b)	94	840
Iron Mountain, Inc. REIT (b)	203	4,831
iStar, Inc. REIT (b)	191	2,027
JBG SMITH Properties REIT	33	1,050
Kilroy Realty Corp. REIT	47	2,994
Kimco Realty Corp. REIT	322	3,114
Kite Realty Group Trust REIT	162	1,534
Lamar Advertising Co. Class A REIT	38	1,949
Lexington Realty Trust REIT	190	1,887
Life Storage, Inc. REIT	29	2,742
LTC Properties, Inc. REIT	36	1,112
Macerich Co. REIT (b)	144	811
Mack-Cali Realty Corp. REIT	79	1,203
Medical Properties Trust, Inc. REIT	424	7,331
Mid-America Apartment Communities, Inc. REIT	54	5,564
National Retail Properties, Inc. REIT	76	2,446
National Storage Affiliates Trust REIT	39	1,154
Office Properties Income Trust REIT	134	3,651
Omega Healthcare Investors, Inc. REIT	166	4,406
Pebblebrook Hotel Trust REIT	59	643
Pennsylvania Real Estate Investment Trust (b)	93	85
PotlatchDeltic Corp. REIT	47	1,475
Prologis, Inc. REIT	281	22,584
PS Business Parks, Inc. REIT	15	2,033
Public Storage REIT	69	13,704
Rayonier, Inc. REIT	73	1,719
Realty Income Corp. REIT	128	6,382
Regency Centers Corp. REIT	76	2,921
Retail Opportunity Investments Corp. REIT	120	995
RPT Realty REIT	134	808
Sabra Health Care REIT, Inc.	127	1,387
Saul Centers, Inc. REIT	16	524
SBA Communications Corp. REIT	15	4,050
Service Properties Trust REIT	221	1,193
Simon Property Group, Inc. REIT	153	8,394
SL Green Realty Corp. REIT	60	2,586
Summit Hotel Properties, Inc. REIT	127	536
Tanger Factory Outlet Centers, Inc. REIT (b)	50	250
Taubman Centers, Inc. REIT	40	1,675
UDR, Inc. REIT	110	4,019
Uniti Group, Inc. REIT	166	1,001
Universal Health Realty Income Trust REIT	8	806
Urban Edge Properties REIT	85	749

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Urstadt Biddle Properties, Inc. Class A REIT	45	$634
Ventas, Inc. REIT	268	7,182
Vornado Realty Trust REIT	114	4,128
Washington Prime Group, Inc. REIT	593	477
Washington Real Estate Investment Trust	43	1,026
Weingarten Realty Investors REIT	126	1,818
Welltower, Inc. REIT	164	7,508
Weyerhaeuser Co. REIT	608	10,306
Xenia Hotels & Resorts, Inc. REIT	313	3,224
		339,627
FOOD & STAPLES RETAILING — 5.2%
Andersons, Inc.	70	1,313
Casey's General Stores, Inc.	32	4,240
Chefs' Warehouse, Inc. (a)	30	302
Costco Wholesale Corp.	263	74,989
Kroger Co.	2,275	68,523
SpartanNash Co.	132	1,890
Sprouts Farmers Market, Inc. (a)	150	2,788
Sysco Corp.	458	20,899
United Natural Foods, Inc. (a) (b)	101	927
Walmart, Inc.	4,034	458,343
Walgreens Boots Alliance, Inc.	2,138	97,813
		732,027
FOOD PRODUCTS — 2.1%
Archer-Daniels-Midland Co.	1,585	55,760
B&G Foods, Inc. (b)	65	1,176
Calavo Growers, Inc.	6	346
Cal-Maine Foods, Inc.	41	1,803
Campbell Soup Co.	232	10,709
Conagra Brands, Inc.	335	9,829
Darling Ingredients, Inc. (a)	155	2,971
Flowers Foods, Inc.	191	3,919
General Mills, Inc.	444	23,430
Hain Celestial Group, Inc. (a) (b)	89	2,311
Hershey Co.	84	11,130
Hormel Foods Corp. (b)	240	11,194
Ingredion, Inc.	75	5,663
J&J Snack Foods Corp.	10	1,210
J.M. Smucker Co.	99	10,989
John B Sanfilippo & Son, Inc.	9	805
Kellogg Co.	278	16,677
Kraft Heinz Co.	1,782	44,087
Lamb Weston Holdings, Inc.	29	1,656
Lancaster Colony Corp.	10	1,446
McCormick & Co., Inc.	37	5,225
Mondelez International, Inc. Class A	659	33,003
Post Holdings, Inc. (a)	46	3,817
Sanderson Farms, Inc.	20	2,466
Seneca Foods Corp. Class A (a)	18	716
Tootsie Roll Industries, Inc. (b)	26	939
TreeHouse Foods, Inc. (a)	61	2,693
Tyson Foods, Inc. Class A	406	23,495
		289,465
Security Description	Shares	Value
GAS UTILITIES — 0.2%
Atmos Energy Corp.	73	$7,244
National Fuel Gas Co.	76	2,834
New Jersey Resources Corp.	49	1,665
Northwest Natural Holding Co.	23	1,420
ONE Gas, Inc.	31	2,592
South Jersey Industries, Inc.	32	800
Southwest Gas Holdings, Inc.	47	3,269
Spire, Inc.	40	2,979
UGI Corp.	176	4,694
		27,497
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Abbott Laboratories	517	40,796
ABIOMED, Inc. (a)	6	871
Align Technology, Inc. (a)	14	2,435
Avanos Medical, Inc. (a)	49	1,320
Baxter International, Inc.	169	13,721
Becton Dickinson and Co.	59	13,556
Boston Scientific Corp. (a)	404	13,182
Cantel Medical Corp. (b)	11	395
CONMED Corp.	11	630
Cooper Cos., Inc.	10	2,757
CryoLife, Inc. (a)	8	135
Danaher Corp.	228	31,557
DENTSPLY SIRONA, Inc.	106	4,116
Edwards Lifesciences Corp. (a)	40	7,545
Globus Medical, Inc. Class A (a)	26	1,106
Haemonetics Corp. (a)	16	1,595
Hill-Rom Holdings, Inc.	21	2,113
Hologic, Inc. (a)	80	2,808
ICU Medical, Inc. (a)	7	1,412
IDEXX Laboratories, Inc. (a)	11	2,665
Integer Holdings Corp. (a)	24	1,509
Integra LifeSciences Holdings Corp. (a)	23	1,027
Intuitive Surgical, Inc. (a)	23	11,390
Invacare Corp.	93	691
LivaNova PLC (a)	15	679
Masimo Corp. (a)	15	2,657
Medtronic PLC	643	57,986
Meridian Bioscience, Inc. (a)	43	361
Merit Medical Systems, Inc. (a)	17	531
Natus Medical, Inc. (a)	25	578
Neogen Corp. (a)	11	737
NuVasive, Inc. (a)	24	1,216
ResMed, Inc.	32	4,713
STERIS PLC	25	3,499
Stryker Corp.	95	15,817
Surmodics, Inc. (a)	5	167
Teleflex, Inc.	7	2,050
Varex Imaging Corp. (a)	22	500
Varian Medical Systems, Inc. (a)	22	2,258
West Pharmaceutical Services, Inc.	16	2,436
Zimmer Biomet Holdings, Inc.	76	7,682
		263,199

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 5.6%
Acadia Healthcare Co., Inc. (a)	110	$2,018
Addus HomeCare Corp. (a)	11	744
Amedisys, Inc. (a)	8	1,468
AmerisourceBergen Corp.	420	37,170
AMN Healthcare Services, Inc. (a)	33	1,908
Anthem, Inc.	184	41,775
Cardinal Health, Inc.	817	39,167
Centene Corp. (a)	659	39,151
Chemed Corp.	4	1,733
Cigna Corp. (a)	269	47,661
Community Health Systems, Inc. (a) (b)	384	1,283
CorVel Corp. (a)	8	436
Covetrus, Inc. (a) (b)	11	90
Cross Country Healthcare, Inc. (a)	126	849
CVS Health Corp.	3,703	219,699
DaVita, Inc. (a)	251	19,091
Encompass Health Corp.	57	3,650
Ensign Group, Inc.	19	715
HCA Healthcare, Inc.	234	21,025
Henry Schein, Inc. (a)	132	6,669
Humana, Inc.	109	34,228
Laboratory Corp. of America Holdings (a)	79	9,985
LHC Group, Inc. (a)	12	1,682
Magellan Health, Inc. (a)	67	3,223
McKesson Corp.	507	68,577
MEDNAX, Inc. (a)	239	2,782
Molina Healthcare, Inc. (a)	59	8,243
Owens & Minor, Inc.	256	2,342
Patterson Cos., Inc.	275	4,205
Providence Service Corp. (a)	4	219
Quest Diagnostics, Inc.	110	8,833
Select Medical Holdings Corp. (a)	301	4,515
Tenet Healthcare Corp. (a)	294	4,234
The Pennant Group, Inc. (a)	9	127
Tivity Health, Inc. (a) (b)	73	459
UnitedHealth Group, Inc.	562	140,152
Universal Health Services, Inc. Class B	68	6,737
		786,845
HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	137	965
Cerner Corp.	149	9,386
Computer Programs & Systems, Inc.	8	178
HMS Holdings Corp. (a)	38	960
NextGen Healthcare, Inc. (a)	28	292
Omnicell, Inc. (a)	11	721
		12,502
HOTELS, RESTAURANTS & LEISURE — 1.1%
BJ's Restaurants, Inc.	19	264
Boyd Gaming Corp.	76	1,096
Brinker International, Inc.	51	613
Caesars Entertainment Corp. (a) (b)	643	4,347
Carnival Corp.	1,148	15,119
Cheesecake Factory, Inc. (b)	44	752
Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	7	$4,581
Churchill Downs, Inc.	16	1,647
Cracker Barrel Old Country Store, Inc. (b)	17	1,415
Darden Restaurants, Inc.	59	3,213
Dave & Buster's Entertainment, Inc. (b)	39	510
Dine Brands Global, Inc. (b)	15	430
Domino's Pizza, Inc.	6	1,944
Dunkin' Brands Group, Inc.	25	1,328
Eldorado Resorts, Inc. (a)	30	432
Fiesta Restaurant Group, Inc. (a)	88	355
Hilton Worldwide Holdings, Inc.	85	5,800
Jack in the Box, Inc.	11	386
Marriott International, Inc. Class A	111	8,304
Marriott Vacations Worldwide Corp.	25	1,389
McDonald's Corp.	229	37,865
MGM Resorts International	496	5,853
Monarch Casino & Resort, Inc. (a)	11	309
Norwegian Cruise Line Holdings, Ltd. (a)	179	1,962
Papa John's International, Inc.	19	1,014
Penn National Gaming, Inc. (a)	169	2,138
Red Robin Gourmet Burgers, Inc. (a)	37	315
Royal Caribbean Cruises, Ltd. (b)	166	5,340
Ruth's Hospitality Group, Inc.	12	80
Scientific Games Corp. Class A (a)	155	1,503
Six Flags Entertainment Corp.	70	878
Starbucks Corp.	421	27,677
Texas Roadhouse, Inc.	27	1,115
Wendy's Co.	107	1,592
Wyndham Destinations, Inc.	262	5,685
Wyndham Hotels & Resorts, Inc.	28	882
Wynn Resorts, Ltd.	54	3,250
Yum! Brands, Inc.	107	7,333
		158,716
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc. (a)	8	1,160
D.R. Horton, Inc.	297	10,098
Ethan Allen Interiors, Inc.	37	378
Garmin, Ltd.	106	7,946
Helen of Troy, Ltd. (a)	14	2,016
Installed Building Products, Inc. (a)	22	877
iRobot Corp. (a) (b)	11	450
KB Home	133	2,407
La-Z-Boy, Inc.	51	1,048
Leggett & Platt, Inc.	103	2,748
Lennar Corp. Class A	273	10,429
LGI Homes, Inc. (a)	16	722
M/I Homes, Inc. (a)	82	1,356
MDC Holdings, Inc.	130	3,016
Meritage Homes Corp. (a)	100	3,651
Mohawk Industries, Inc. (a)	83	6,328
Newell Brands, Inc.	1,079	14,329
NVR, Inc. (a)	2	5,138
PulteGroup, Inc.	341	7,611
Taylor Morrison Home Corp. (a)	6	66
Tempur Sealy International, Inc. (a)	33	1,443

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Toll Brothers, Inc.	181	$3,484
TopBuild Corp. (a)	24	1,719
TRI Pointe Group, Inc. (a)	155	1,359
Tupperware Brands Corp.	136	220
Universal Electronics, Inc. (a)	15	576
Whirlpool Corp.	186	15,959
		106,534
HOUSEHOLD PRODUCTS — 1.1%
Central Garden & Pet Co. Class A (a)	37	946
Church & Dwight Co., Inc.	72	4,621
Clorox Co.	44	7,623
Colgate-Palmolive Co.	269	17,851
Energizer Holdings, Inc. (b)	25	756
Kimberly-Clark Corp.	164	20,971
Procter & Gamble Co.	882	97,020
Spectrum Brands Holdings, Inc.	20	727
WD-40 Co.	4	804
		151,319
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
AES Corp.	731	9,942
INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	220	30,032
Carlisle Cos., Inc.	31	3,884
General Electric Co.	7,842	62,266
Honeywell International, Inc.	290	38,799
Roper Technologies, Inc.	20	6,236
		141,217
INSURANCE — 4.2%
Aflac, Inc.	827	28,317
Alleghany Corp.	13	7,181
Allstate Corp.	454	41,645
Ambac Financial Group, Inc. (a)	127	1,567
American Equity Investment Life Holding Co.	240	4,512
American Financial Group, Inc.	106	7,428
American International Group, Inc.	1,195	28,979
AMERISAFE, Inc.	15	967
Aon PLC	71	11,718
Arthur J Gallagher & Co.	87	7,091
Assurant, Inc.	68	7,078
Brighthouse Financial, Inc. (a)	317	7,662
Brown & Brown, Inc.	97	3,513
Chubb, Ltd.	407	45,458
Cincinnati Financial Corp.	124	9,356
CNO Financial Group, Inc.	436	5,402
eHealth, Inc. (a)	8	1,127
Employers Holdings, Inc.	28	1,134
Everest Re Group, Ltd.	45	8,659
First American Financial Corp.	120	5,089
Genworth Financial, Inc. Class A (a)	1,321	4,386
Globe Life, Inc.	111	7,989
Hanover Insurance Group, Inc.	42	3,804
Hartford Financial Services Group, Inc.	392	13,814
Security Description	Shares	Value
HCI Group, Inc.	9	$362
Horace Mann Educators Corp.	55	2,012
James River Group Holdings, Ltd.	49	1,776
Kemper Corp.	33	2,454
Lincoln National Corp.	569	14,976
Loews Corp.	721	25,112
Marsh & McLennan Cos., Inc.	157	13,574
Mercury General Corp.	73	2,973
MetLife, Inc.	2,197	67,162
Old Republic International Corp.	377	5,749
Primerica, Inc.	25	2,212
Principal Financial Group, Inc.	727	22,784
ProAssurance Corp.	69	1,725
Progressive Corp.	319	23,555
Prudential Financial, Inc.	1,149	59,909
Reinsurance Group of America, Inc.	176	14,809
RenaissanceRe Holdings, Ltd.	36	5,376
RLI Corp.	23	2,022
Safety Insurance Group, Inc.	12	1,013
Selective Insurance Group, Inc.	45	2,237
Stewart Information Services Corp.	42	1,120
Third Point Reinsurance, Ltd. (a)	231	1,712
Travelers Cos., Inc.	291	28,911
United Fire Group, Inc.	36	1,174
Universal Insurance Holdings, Inc.	33	591
Unum Group	594	8,916
Willis Towers Watson PLC	51	8,662
WR Berkley Corp.	127	6,626
		593,380
INTERACTIVE MEDIA & SERVICES — 2.5%
Alphabet, Inc. Class A (a)	92	106,899
Alphabet, Inc. Class C (a)	91	105,816
Facebook, Inc. Class A (a)	782	130,437
QuinStreet, Inc. (a)	53	427
TripAdvisor, Inc.	43	748
Twitter, Inc. (a)	253	6,214
Yelp, Inc. (a)	36	649
		351,190
INTERNET & DIRECT MARKETING RETAIL — 1.5%
Amazon.com, Inc. (a)	86	167,676
Booking Holdings, Inc. (a)	13	17,489
eBay, Inc.	567	17,044
Expedia Group, Inc.	98	5,514
Liquidity Services, Inc. (a)	15	58
PetMed Express, Inc.	29	835
Stamps.com, Inc. (a)	10	1,301
		209,917
IT SERVICES — 2.7%
Accenture PLC Class A	220	35,917
Akamai Technologies, Inc. (a)	59	5,398
Alliance Data Systems Corp.	61	2,053
Automatic Data Processing, Inc.	93	12,711
Broadridge Financial Solutions, Inc.	38	3,604

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CACI International, Inc. Class A (a)	23	$4,856
Cardtronics PLC Class A (a)	43	900
Cognizant Technology Solutions Corp. Class A	213	9,898
CSG Systems International, Inc.	18	753
DXC Technology Co.	235	3,067
EVERTEC, Inc.	23	523
ExlService Holdings, Inc. (a)	16	833
Fidelity National Information Services, Inc.	213	25,909
Fiserv, Inc. (a)	173	16,433
FleetCor Technologies, Inc. (a)	27	5,037
Gartner, Inc. (a)	21	2,091
Global Payments, Inc.	38	5,481
International Business Machines Corp.	880	97,618
Jack Henry & Associates, Inc.	17	2,639
KBR, Inc.	187	3,867
Leidos Holdings, Inc.	89	8,157
LiveRamp Holdings, Inc. (a)	35	1,152
ManTech International Corp. Class A	36	2,616
Mastercard, Inc. Class A	111	26,813
MAXIMUS, Inc.	30	1,746
NIC, Inc.	25	575
Paychex, Inc.	102	6,418
PayPal Holdings, Inc. (a)	257	24,605
Perficient, Inc. (a)	23	623
Perspecta, Inc.	393	7,168
Sabre Corp.	192	1,139
Science Applications International Corp.	28	2,090
Sykes Enterprises, Inc. (a)	53	1,437
TTEC Holdings, Inc.	40	1,469
Unisys Corp. (a)	144	1,778
VeriSign, Inc. (a)	22	3,962
Virtusa Corp. (a)	11	312
Visa, Inc. Class A	216	34,802
Western Union Co. (b)	321	5,820
WEX, Inc. (a)	11	1,150
		373,420
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Brunswick Corp.	76	2,688
Callaway Golf Co.	40	409
Hasbro, Inc.	79	5,653
Mattel, Inc. (a) (b)	303	2,669
Polaris, Inc.	50	2,408
Sturm Ruger & Co., Inc.	8	407
Vista Outdoor, Inc. (a)	153	1,346
		15,580
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	72	5,157
Bio-Rad Laboratories, Inc. Class A (a)	14	4,908
Bio-Techne Corp.	6	1,138
Charles River Laboratories International, Inc. (a)	11	1,388
Illumina, Inc. (a)	32	8,740
IQVIA Holdings, Inc. (a)	76	8,197
Luminex Corp.	27	743
Security Description	Shares	Value
Medpace Holdings, Inc. (a)	18	$1,321
Mettler-Toledo International, Inc. (a)	5	3,452
PerkinElmer, Inc.	23	1,731
PRA Health Sciences, Inc. (a)	21	1,744
Repligen Corp. (a)	13	1,255
Syneos Health, Inc. (a)	59	2,326
Thermo Fisher Scientific, Inc.	81	22,972
Waters Corp. (a)	20	3,641
		68,713
MACHINERY — 1.6%
AGCO Corp.	89	4,205
Alamo Group, Inc.	8	710
Albany International Corp. Class A	11	521
Astec Industries, Inc.	33	1,154
Barnes Group, Inc.	25	1,046
Briggs & Stratton Corp.	57	103
Caterpillar, Inc.	304	35,276
Chart Industries, Inc. (a)	17	493
CIRCOR International, Inc. (a)	15	174
Colfax Corp. (a) (b)	128	2,534
Crane Co.	41	2,016
Cummins, Inc.	141	19,080
Deere & Co.	149	20,586
Donaldson Co., Inc.	51	1,970
Dover Corp.	82	6,883
Enerpac Tool Group Corp.	34	563
EnPro Industries, Inc.	16	633
ESCO Technologies, Inc.	11	835
Federal Signal Corp.	33	900
Flowserve Corp.	76	1,816
Fortive Corp.	93	5,133
Franklin Electric Co., Inc.	25	1,178
Graco, Inc.	38	1,852
Greenbrier Cos., Inc.	81	1,437
Hillenbrand, Inc.	36	688
IDEX Corp.	20	2,762
Illinois Tool Works, Inc.	142	20,181
ITT, Inc.	49	2,223
John Bean Technologies Corp.	8	594
Kennametal, Inc.	45	838
Lincoln Electric Holdings, Inc.	29	2,001
Lindsay Corp.	6	549
Lydall, Inc. (a)	33	213
Mueller Industries, Inc.	65	1,556
Nordson Corp.	16	2,161
Oshkosh Corp.	57	3,667
PACCAR, Inc.	307	18,767
Parker-Hannifin Corp.	76	9,859
Pentair PLC	139	4,137
Proto Labs, Inc. (a)	8	609
Snap-on, Inc.	37	4,026
SPX Corp. (a)	33	1,077
SPX FLOW, Inc. (a)	57	1,620
Standex International Corp.	6	294
Stanley Black & Decker, Inc.	85	8,500

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Tennant Co.	8	$464
Terex Corp.	97	1,393
Timken Co.	67	2,167
Titan International, Inc.	246	381
Toro Co.	32	2,083
Trinity Industries, Inc. (b)	290	4,660
Wabash National Corp.	175	1,264
Watts Water Technologies, Inc. Class A	15	1,270
Westinghouse Air Brake Technologies Corp.	58	2,792
Woodward, Inc.	21	1,248
Xylem, Inc.	59	3,843
		218,985
MARINE — 0.0% (e)
Kirby Corp. (a)	56	2,434
Matson, Inc.	59	1,807
		4,241
MEDIA — 2.0%
AMC Networks, Inc. Class A (a)	68	1,653
Cable One, Inc.	2	3,288
Charter Communications, Inc. Class A (a)	177	77,227
Comcast Corp. Class A	3,774	129,750
Discovery, Inc. Class A (a) (b)	127	2,469
Discovery, Inc. Class C (a)	294	5,157
DISH Network Corp. Class A (a)	722	14,433
EW Scripps Co. Class A	76	573
Fox Corp. Class A	42	992
Fox Corp. Class B (a)	21	480
Gannett Co., Inc. (b)	389	576
Interpublic Group of Cos., Inc.	392	6,346
John Wiley & Sons, Inc. Class A	67	2,512
Meredith Corp. (b)	53	648
New York Times Co. Class A	44	1,351
News Corp. Class A	523	4,694
News Corp. Class B	182	1,636
Omnicom Group, Inc.	199	10,925
Scholastic Corp.	39	994
TEGNA, Inc.	294	3,193
ViacomCBS, Inc. Class B	457	6,403
		275,300
METALS & MINING — 0.5%
Allegheny Technologies, Inc. (a)	80	680
Carpenter Technology Corp.	42	819
Century Aluminum Co. (a)	110	398
Commercial Metals Co.	187	2,953
Compass Minerals International, Inc.	29	1,116
Freeport-McMoRan, Inc.	1,591	10,739
Haynes International, Inc.	14	289
Kaiser Aluminum Corp.	12	831
Materion Corp.	15	525
Newmont Goldcorp Corp.	498	22,550
Nucor Corp.	336	12,103
Olympic Steel, Inc.	29	300
Reliance Steel & Aluminum Co.	95	8,321
Royal Gold, Inc.	20	1,754
Security Description	Shares	Value
Steel Dynamics, Inc.	253	$5,703
SunCoke Energy, Inc.	294	1,132
TimkenSteel Corp. (a) (b)	75	242
United States Steel Corp. (b)	482	3,041
Worthington Industries, Inc.	108	2,835
		76,331
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.1%
Apollo Commercial Real Estate Finance, Inc. REIT	386	2,864
ARMOUR Residential REIT, Inc.	159	1,401
Capstead Mortgage Corp. REIT	239	1,004
Granite Point Mortgage Trust, Inc. REIT	57	289
Invesco Mortgage Capital, Inc. REIT	212	723
New York Mortgage Trust, Inc. REIT	583	904
PennyMac Mortgage Investment Trust REIT	145	1,540
Redwood Trust, Inc. REIT	107	541
		9,266
MULTI-UTILITIES — 1.2%
Ameren Corp.	174	12,672
Avista Corp.	79	3,357
Black Hills Corp.	43	2,753
CenterPoint Energy, Inc.	408	6,304
CMS Energy Corp.	156	9,165
Consolidated Edison, Inc.	290	22,620
Dominion Energy, Inc.	486	35,084
DTE Energy Co.	158	15,005
MDU Resources Group, Inc.	176	3,784
NiSource, Inc.	216	5,393
NorthWestern Corp.	49	2,932
Public Service Enterprise Group, Inc.	405	18,189
Sempra Energy	159	17,965
WEC Energy Group, Inc.	174	15,335
		170,558
MULTILINE RETAIL — 0.8%
Big Lots, Inc.	134	1,905
Dillard's, Inc. Class A (b)	29	1,072
Dollar General Corp.	116	17,517
Dollar Tree, Inc. (a)	130	9,551
JC Penney Co., Inc. (a) (b)	882	318
Kohl's Corp.	225	3,283
Macy's, Inc. (b)	857	4,208
Nordstrom, Inc. (b)	304	4,663
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	25	1,158
Target Corp.	694	64,521
		108,196
OIL, GAS & CONSUMABLE FUELS — 4.3%
Apache Corp.	399	1,668
Bonanza Creek Energy, Inc. (a)	52	585
Cabot Oil & Gas Corp.	99	1,702
Callon Petroleum Co. (a) (b)	800	438
Chevron Corp.	1,877	136,007
Cimarex Energy Co.	73	1,229

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
CNX Resources Corp. (a)	552	$2,937
Concho Resources, Inc.	116	4,971
ConocoPhillips	797	24,548
CONSOL Energy, Inc. (a) (b)	75	277
Denbury Resources, Inc. (a) (b)	1,110	205
Devon Energy Corp.	558	3,856
Diamondback Energy, Inc.	49	1,284
EOG Resources, Inc.	272	9,770
EQT Corp.	711	5,027
Equitrans Midstream Corp. (b)	225	1,132
Exxon Mobil Corp.	4,198	159,398
Green Plains, Inc.	103	500
Gulfport Energy Corp. (a) (b)	417	185
Hess Corp.	179	5,961
HollyFrontier Corp.	438	10,735
Kinder Morgan, Inc.	2,200	30,624
Laredo Petroleum, Inc. (a)	424	161
Marathon Oil Corp.	893	2,938
Marathon Petroleum Corp.	894	21,116
Matador Resources Co. (a)	113	280
Murphy Oil Corp. (b)	221	1,355
Noble Energy, Inc.	394	2,380
Oasis Petroleum, Inc. (a)	753	264
Occidental Petroleum Corp.	797	9,229
ONEOK, Inc.	163	3,555
Par Pacific Holdings, Inc. (a)	115	816
PBF Energy, Inc. Class A	317	2,244
PDC Energy, Inc. (a)	90	559
Penn Virginia Corp. (a)	38	117
Phillips 66	1,266	67,921
Pioneer Natural Resources Co.	67	4,700
QEP Resources, Inc.	696	233
Range Resources Corp. (b)	580	1,322
Renewable Energy Group, Inc. (a) (b)	105	2,156
REX American Resources Corp. (a)	8	372
SM Energy Co.	274	334
Southwestern Energy Co. (a) (b)	1,549	2,618
Unit Corp. (a) (b)	171	44
Valero Energy Corp.	1,172	53,162
Whiting Petroleum Corp. (a) (b)	254	170
Williams Cos., Inc.	661	9,353
World Fuel Services Corp.	179	4,507
WPX Energy, Inc. (a)	322	982
		595,927
PAPER & FOREST PRODUCTS — 0.1%
Boise Cascade Co.	118	2,806
Clearwater Paper Corp. (a)	42	916
Domtar Corp.	167	3,614
Louisiana-Pacific Corp.	135	2,319
Mercer International, Inc.	120	869
Neenah, Inc.	12	518
PH Glatfelter Co.	95	1,161
Schweitzer-Mauduit International, Inc.	37	1,029
		13,232
Security Description	Shares	Value
PERSONAL PRODUCTS — 0.1%
Coty, Inc. Class A	794	$4,097
Edgewell Personal Care Co. (a)	53	1,276
Estee Lauder Cos., Inc. Class A	70	11,154
Inter Parfums, Inc.	13	602
Medifast, Inc. (b)	4	250
Nu Skin Enterprises, Inc. Class A	36	787
		18,166
PHARMACEUTICALS — 3.5%
Akorn, Inc. (a)	289	162
Allergan PLC	365	64,641
Bristol-Myers Squibb Co.	1,374	76,587
Catalent, Inc. (a)	44	2,286
Eli Lilly & Co.	261	36,206
Endo International PLC (a)	529	1,957
Innoviva, Inc. (a)	76	894
Johnson & Johnson	1,002	131,392
Lannett Co., Inc. (a) (b)	93	646
Merck & Co., Inc.	889	68,400
Mylan NV (a)	567	8,454
Nektar Therapeutics (a) (b)	59	1,053
Perrigo Co. PLC	155	7,454
Pfizer, Inc.	2,468	80,556
Prestige Consumer Healthcare, Inc. (a) (b)	50	1,834
Zoetis, Inc.	65	7,650
		490,172
PROFESSIONAL SERVICES — 0.4%
ASGN, Inc. (a)	44	1,554
CoreLogic, Inc.	70	2,138
Equifax, Inc.	43	5,136
Exponent, Inc.	11	791
Forrester Research, Inc. (a)	8	234
FTI Consulting, Inc. (a)	27	3,234
Heidrick & Struggles International, Inc.	18	405
IHS Markit, Ltd.	158	9,480
Insperity, Inc.	17	634
Kelly Services, Inc. Class A	82	1,041
Korn Ferry	28	681
ManpowerGroup, Inc.	168	8,902
Nielsen Holdings PLC	392	4,916
Resources Connection, Inc.	31	340
Robert Half International, Inc.	68	2,567
TrueBlue, Inc. (a)	111	1,416
Verisk Analytics, Inc.	50	6,969
		50,438
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (a)	280	10,559
Jones Lang LaSalle, Inc.	60	6,059
Marcus & Millichap, Inc. (a)	31	840
Realogy Holdings Corp. (b)	316	951
		18,409
ROAD & RAIL — 0.8%
ArcBest Corp.	65	1,139

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Avis Budget Group, Inc. (a) (b)	172	$2,391
CSX Corp.	305	17,477
Heartland Express, Inc.	51	947
JB Hunt Transport Services, Inc.	61	5,626
Kansas City Southern	45	5,723
Knight-Swift Transportation Holdings, Inc. (b)	138	4,526
Landstar System, Inc.	12	1,150
Marten Transport, Ltd.	53	1,088
Norfolk Southern Corp.	118	17,228
Old Dominion Freight Line, Inc.	43	5,710
Ryder System, Inc.	142	3,754
Saia, Inc. (a)	16	1,177
Union Pacific Corp.	278	39,209
Werner Enterprises, Inc.	123	4,460
		111,605
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.4%
Advanced Energy Industries, Inc. (a)	22	1,067
Advanced Micro Devices, Inc. (a)	160	7,277
Analog Devices, Inc.	115	10,310
Applied Materials, Inc.	521	23,872
Broadcom, Inc.	126	29,875
Brooks Automation, Inc.	23	701
Cabot Microelectronics Corp.	8	913
CEVA, Inc. (a)	14	349
Cirrus Logic, Inc. (a)	58	3,807
Cohu, Inc.	29	359
Cree, Inc. (a)	36	1,277
Cypress Semiconductor Corp.	207	4,827
Diodes, Inc. (a)	37	1,503
DSP Group, Inc. (a)	41	549
First Solar, Inc. (a) (b)	76	2,741
FormFactor, Inc. (a)	54	1,085
Ichor Holdings, Ltd. (a)	38	728
Intel Corp.	2,442	132,161
KLA Corp.	50	7,187
Kulicke & Soffa Industries, Inc.	59	1,231
Lam Research Corp.	83	19,920
Maxim Integrated Products, Inc.	110	5,347
Microchip Technology, Inc.	82	5,560
Micron Technology, Inc. (a)	1,536	64,604
MKS Instruments, Inc.	32	2,606
Monolithic Power Systems, Inc.	6	1,005
NVIDIA Corp.	75	19,770
Onto Innovation, Inc. (a)	42	1,246
Photronics, Inc. (a)	92	944
Power Integrations, Inc.	8	707
Qorvo, Inc. (a)	70	5,644
QUALCOMM, Inc.	814	55,067
Rambus, Inc. (a)	76	844
Semtech Corp. (a)	21	787
Silicon Laboratories, Inc. (a)	21	1,794
Skyworks Solutions, Inc.	95	8,491
SMART Global Holdings, Inc. (a)	47	1,142
SolarEdge Technologies, Inc. (a)	25	2,047
Security Description	Shares	Value
Synaptics, Inc. (a)	33	$1,910
Teradyne, Inc.	64	3,467
Texas Instruments, Inc.	297	29,679
Ultra Clean Holdings, Inc. (a)	110	1,518
Universal Display Corp.	6	791
Veeco Instruments, Inc. (a)	86	823
Xilinx, Inc.	31	2,416
Xperi Corp.	73	1,015
		470,963
SOFTWARE — 3.1%
ACI Worldwide, Inc. (a)	53	1,280
Adobe, Inc. (a)	99	31,506
Agilysys, Inc. (a)	19	317
ANSYS, Inc. (a)	26	6,044
Autodesk, Inc. (a)	28	4,371
Blackbaud, Inc.	12	667
Bottomline Technologies DE, Inc. (a)	11	403
Cadence Design Systems, Inc. (a)	58	3,830
CDK Global, Inc.	38	1,248
Citrix Systems, Inc.	37	5,237
CommVault Systems, Inc. (a) (b)	15	607
Ebix, Inc. (b)	11	167
Fair Isaac Corp. (a)	5	1,538
Fortinet, Inc. (a)	37	3,743
Intuit, Inc.	33	7,590
J2 Global, Inc. (b)	27	2,021
LivePerson, Inc. (a) (b)	12	273
LogMeIn, Inc.	25	2,082
Manhattan Associates, Inc. (a)	21	1,046
Microsoft Corp.	1,635	257,856
MicroStrategy, Inc. Class A (a)	7	827
NortonLifeLock, Inc.	291	5,445
OneSpan, Inc. (a)	50	908
Oracle Corp.	1,199	57,948
Progress Software Corp.	11	352
PTC, Inc. (a)	25	1,530
Qualys, Inc. (a)	13	1,131
salesforce.com, Inc. (a)	182	26,204
Synopsys, Inc. (a)	45	5,796
Teradata Corp. (a)	42	861
TiVo Corp.	93	658
Tyler Technologies, Inc. (a)	13	3,855
		437,341
SPECIALTY RETAIL — 1.9%
Aaron's, Inc.	61	1,390
Abercrombie & Fitch Co. Class A (b)	90	818
Advance Auto Parts, Inc.	34	3,173
American Eagle Outfitters, Inc.	162	1,288
Asbury Automotive Group, Inc. (a)	55	3,038
AutoNation, Inc. (a)	160	4,490
AutoZone, Inc. (a)	11	9,306
Barnes & Noble Education, Inc. (a)	93	126
Bed Bath & Beyond, Inc.	372	1,566
Best Buy Co., Inc.	322	18,354
Buckle, Inc. (b)	93	1,275

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Caleres, Inc.	58	$302
CarMax, Inc. (a) (b)	135	7,267
Cato Corp. Class A	43	459
Chico's FAS, Inc.	191	246
Children's Place, Inc.	9	176
Conn's, Inc. (a)	68	284
Designer Brands, Inc. Class A (b)	93	463
Dick's Sporting Goods, Inc.	176	3,742
Express, Inc. (a)	196	292
Five Below, Inc. (a)	12	845
Foot Locker, Inc.	126	2,778
GameStop Corp. Class A (b)	270	945
Gap, Inc. (b)	628	4,421
Genesco, Inc. (a)	53	707
Group 1 Automotive, Inc.	50	2,213
Guess?, Inc.	150	1,016
Haverty Furniture Cos., Inc.	50	595
Hibbett Sports, Inc. (a)	63	689
Home Depot, Inc.	416	77,671
L Brands, Inc.	687	7,942
Lithia Motors, Inc. Class A	62	5,071
Lowe's Cos., Inc.	367	31,580
Lumber Liquidators Holdings, Inc. (a) (b)	104	488
MarineMax, Inc. (a)	36	375
Michaels Cos., Inc. (a) (b)	307	497
Monro, Inc. (b)	15	657
Murphy USA, Inc. (a)	77	6,496
Office Depot, Inc.	1,470	2,411
O'Reilly Automotive, Inc. (a)	26	7,827
Rent-A-Center, Inc.	60	848
RH (a)	17	1,708
Ross Stores, Inc.	117	10,175
Sally Beauty Holdings, Inc. (a)	155	1,252
Shoe Carnival, Inc. (b)	27	561
Signet Jewelers, Ltd. (b)	138	890
Sleep Number Corp. (a)	25	479
Sonic Automotive, Inc. Class A (b)	70	930
Tailored Brands, Inc. (b)	132	230
Tiffany & Co.	47	6,087
TJX Cos., Inc.	462	22,088
Tractor Supply Co.	48	4,058
Ulta Salon Cosmetics & Fragrance, Inc. (a)	20	3,514
Urban Outfitters, Inc. (a)	102	1,452
Williams-Sonoma, Inc.	87	3,699
Zumiez, Inc. (a)	22	381
		271,631
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.4%
Apple, Inc.	1,881	478,319
Diebold Nixdorf, Inc. (a) (b)	244	859
Hewlett Packard Enterprise Co.	3,655	35,490
HP, Inc.	2,075	36,022
NCR Corp. (a) (b)	163	2,885
NetApp, Inc.	80	3,335
Seagate Technology PLC	327	15,958
Western Digital Corp.	850	35,377
Security Description	Shares	Value
Xerox Holdings Corp. (a)	557	$10,550
		618,795
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Capri Holdings, Ltd. (a)	148	1,597
Carter's, Inc.	25	1,643
Crocs, Inc. (a)	30	510
Deckers Outdoor Corp. (a)	14	1,876
Fossil Group, Inc. (a) (b)	121	398
G-III Apparel Group, Ltd. (a)	42	324
Hanesbrands, Inc. (b)	288	2,267
Kontoor Brands, Inc. (a) (b)	18	345
Movado Group, Inc.	18	213
NIKE, Inc. Class B	366	30,283
Oxford Industries, Inc.	13	471
PVH Corp.	61	2,296
Ralph Lauren Corp.	51	3,408
Skechers U.S.A., Inc. Class A (a)	118	2,801
Steven Madden, Ltd.	52	1,208
Tapestry, Inc.	254	3,289
Under Armour, Inc. Class A (a) (b)	59	543
Under Armour, Inc. Class C (a)	59	476
Unifi, Inc. (a)	18	208
Vera Bradley, Inc. (a)	100	412
VF Corp.	128	6,922
Wolverine World Wide, Inc.	60	912
		62,402
THRIFTS & MORTGAGE FINANCE — 0.1%
Axos Financial, Inc. (a)	38	689
Flagstar Bancorp, Inc.	80	1,586
HomeStreet, Inc.	50	1,112
Meta Financial Group, Inc.	49	1,064
New York Community Bancorp, Inc.	628	5,897
NMI Holdings, Inc. Class A (a)	36	418
Northfield Bancorp, Inc.	53	593
Northwest Bancshares, Inc.	94	1,088
Provident Financial Services, Inc.	93	1,196
TrustCo Bank Corp. NY	164	887
Walker & Dunlop, Inc.	31	1,248
Washington Federal, Inc.	97	2,518
		18,296
TOBACCO — 0.8%
Altria Group, Inc.	1,331	51,470
Philip Morris International, Inc.	874	63,767
Universal Corp.	34	1,503
		116,740
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Applied Industrial Technologies, Inc.	41	1,875
DXP Enterprises, Inc. (a)	29	356
Fastenal Co.	206	6,437
GATX Corp.	50	3,128
Kaman Corp.	24	923
MSC Industrial Direct Co., Inc. Class A	36	1,979

See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
NOW, Inc. (a)	120	$619
United Rentals, Inc. (a)	109	11,216
Veritiv Corp. (a)	15	118
W.W. Grainger, Inc.	25	6,212
Watsco, Inc.	25	3,951
		36,814
WATER UTILITIES — 0.1%
American States Water Co.	11	899
American Water Works Co., Inc.	67	8,011
California Water Service Group	15	755
Essential Utilities, Inc.	75	3,052
		12,717
WIRELESS TELECOMMUNICATION SERVICES — 0.0% (e)
Spok Holdings, Inc.	47	502
Telephone & Data Systems, Inc.	294	4,928
		5,430
TOTAL COMMON STOCKS (Cost $19,084,968)		13,940,622
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (f) (g)	28,206	28,180
State Street Navigator Securities Lending Portfolio II (c) (h)	45,139	45,139
TOTAL SHORT-TERM INVESTMENTS (Cost $73,315)		73,319
TOTAL INVESTMENTS — 100.2% (Cost $19,158,283)		14,013,941
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(22,967)
NET ASSETS — 100.0%		$13,990,974

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,940,622	$—	$0(a)	$13,940,622
Short-Term Investments	73,319	—	—	73,319
TOTAL INVESTMENTS	$14,013,941	$—	$0	$14,013,941
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2020.
See accompanying notes to schedule of investments.

SPDR S&P 1500 VALUE TILT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	545	$30,553	$11,612	$9,288	$(3,726)	$(2,037)	509	$27,114	$863
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	715,508	687,264	(68)	4	28,206	28,180	274
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,124	27,124	81,893	109,017	—	—	—	—	80
State Street Navigator Securities Lending Portfolio II	—	—	606,382	561,243	—	—	45,139	45,139	604
State Street Navigator Securities Lending Portfolio III	36,403	36,403	204,399	240,802	—	—	—	—	371
Total		$94,080	$1,619,794	$1,607,614	$(3,794)	$(2,033)		$100,433	$2,192
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 3.1%
Axon Enterprise, Inc. (a) (b)	110,173	$7,796,943
Curtiss-Wright Corp.	57,823	5,343,423
Mercury Systems, Inc. (a)	103,122	7,356,724
Teledyne Technologies, Inc. (a)	67,568	20,085,939
		40,583,029
AUTO COMPONENTS — 0.9%
Gentex Corp.	469,968	10,414,491
Visteon Corp. (a) (b)	36,602	1,756,164
		12,170,655
BANKS — 1.0%
Bank of Hawaii Corp.	43,202	2,386,479
CIT Group, Inc.	83,240	1,436,722
Commerce Bancshares, Inc.	105,870	5,330,555
First Financial Bankshares, Inc.	161,199	4,326,581
		13,480,337
BEVERAGES — 0.5%
Boston Beer Co., Inc. Class A (a) (b)	17,074	6,275,719
BIOTECHNOLOGY — 1.3%
Arrowhead Pharmaceuticals, Inc. (a)	185,792	5,345,236
Exelixis, Inc. (a)	564,287	9,717,022
Ligand Pharmaceuticals, Inc. (a) (b)	30,432	2,213,015
		17,275,273
BUILDING PRODUCTS — 1.6%
Lennox International, Inc. (b)	42,985	7,814,243
Owens Corning	107,020	4,153,446
Trex Co., Inc. (a) (b)	108,310	8,679,964
		20,647,653
CAPITAL MARKETS — 3.1%
Eaton Vance Corp.	149,089	4,808,120
Evercore, Inc. Class A	50,470	2,324,648
FactSet Research Systems, Inc.	70,383	18,347,441
Federated Hermes, Inc.	125,997	2,400,243
SEI Investments Co.	234,513	10,867,332
Stifel Financial Corp.	61,889	2,554,778
		41,302,562
CHEMICALS — 2.0%
Cabot Corp.	48,004	1,253,864
Ingevity Corp. (a)	77,745	2,736,624
NewMarket Corp.	8,864	3,393,760
RPM International, Inc.	144,452	8,594,894
Scotts Miracle-Gro Co.	73,527	7,529,165
Valvoline, Inc.	187,727	2,457,346
		25,965,653
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Brink's Co.	92,879	4,834,352
Security Description	Shares	Value
Clean Harbors, Inc. (a)	95,261	$4,890,700
Deluxe Corp.	35,453	919,296
Herman Miller, Inc.	108,942	2,418,512
MSA Safety, Inc.	42,254	4,276,105
Stericycle, Inc. (a)	74,289	3,608,960
Tetra Tech, Inc.	101,384	7,159,738
		28,107,663
COMMUNICATIONS EQUIPMENT — 1.5%
Ciena Corp. (a)	177,953	7,084,309
Lumentum Holdings, Inc. (a) (b)	143,368	10,566,222
ViaSat, Inc. (a) (b)	54,248	1,948,588
		19,599,119
CONSTRUCTION & ENGINEERING — 0.6%
EMCOR Group, Inc.	47,722	2,926,313
MasTec, Inc. (a) (b)	111,848	3,660,785
Valmont Industries, Inc.	18,270	1,936,255
		8,523,353
CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	77,296	4,515,632
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	51,274	3,678,396
LendingTree, Inc. (a) (b)	14,138	2,592,768
SLM Corp. (b)	391,010	2,811,362
		9,082,526
CONTAINERS & PACKAGING — 0.7%
AptarGroup, Inc.	71,219	7,089,139
Silgan Holdings, Inc.	85,920	2,493,399
		9,582,538
DISTRIBUTORS — 1.1%
Pool Corp.	74,210	14,602,302
DIVERSIFIED CONSUMER SERVICES — 0.6%
Service Corp. International	172,968	6,764,778
WW International, Inc. (a)	45,216	764,603
		7,529,381
ELECTRIC UTILITIES — 0.8%
Hawaiian Electric Industries, Inc.	96,941	4,173,310
IDACORP, Inc.	41,996	3,686,829
PNM Resources, Inc.	73,540	2,794,520
		10,654,659
ELECTRICAL EQUIPMENT — 1.7%
Generac Holdings, Inc. (a)	116,232	10,829,336
Hubbell, Inc.	101,014	11,590,346
		22,419,682
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Cognex Corp.	316,909	13,379,898
Coherent, Inc. (a) (b)	44,679	4,754,292
Jabil, Inc.	257,963	6,340,731
Littelfuse, Inc.	28,498	3,802,203

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
National Instruments Corp.	102,648	$3,395,596
Trimble, Inc. (a)	461,814	14,699,540
		46,372,260
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Core Laboratories NV	32,392	334,933
ENTERTAINMENT — 0.1%
World Wrestling Entertainment, Inc. Class A (b)	49,907	1,693,344
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.3%
American Campus Communities, Inc. REIT	122,319	3,394,352
Brixmor Property Group, Inc. REIT	309,398	2,939,281
Camden Property Trust REIT	98,912	7,837,787
CoreSite Realty Corp. REIT	69,972	8,109,755
Corporate Office Properties Trust REIT	96,558	2,136,829
Cousins Properties, Inc. REIT	272,579	7,978,387
CyrusOne, Inc. REIT	136,592	8,434,556
Douglas Emmett, Inc. REIT	192,790	5,882,023
EastGroup Properties, Inc. REIT	71,295	7,448,902
EPR Properties REIT	64,659	1,566,041
First Industrial Realty Trust, Inc. REIT	155,463	5,166,035
Healthcare Realty Trust, Inc. REIT	113,754	3,177,149
Highwoods Properties, Inc. REIT	96,132	3,404,995
Kilroy Realty Corp. REIT (b)	108,665	6,921,960
Lamar Advertising Co. Class A REIT	97,379	4,993,595
Life Storage, Inc. REIT	52,805	4,992,713
National Retail Properties, Inc. REIT	175,289	5,642,553
Omega Healthcare Investors, Inc. REIT	182,553	4,844,957
PotlatchDeltic Corp. REIT	57,897	1,817,387
PS Business Parks, Inc. REIT	37,186	5,039,447
Rayonier, Inc. REIT	100,330	2,362,771
Spirit Realty Capital, Inc. REIT	77,190	2,018,519
Taubman Centers, Inc. REIT	48,601	2,035,410
Urban Edge Properties REIT	99,268	874,551
Weingarten Realty Investors REIT	99,729	1,439,089
		110,459,044
FOOD & STAPLES RETAILING — 0.7%
Casey's General Stores, Inc.	68,312	9,050,657
FOOD PRODUCTS — 1.0%
Lancaster Colony Corp.	17,928	2,593,106
Pilgrim's Pride Corp. (a)	62,791	1,137,773
Post Holdings, Inc. (a)	56,764	4,709,709
Sanderson Farms, Inc. (b)	36,511	4,502,536
Tootsie Roll Industries, Inc. (b)	14,894	535,597
		13,478,721
Security Description	Shares	Value
GAS UTILITIES — 0.3%
ONE Gas, Inc.	48,830	$4,083,165
HEALTH CARE EQUIPMENT & SUPPLIES — 6.4%
Cantel Medical Corp. (b)	39,348	1,412,593
Globus Medical, Inc. Class A (a)	142,853	6,075,538
Haemonetics Corp. (a)	60,185	5,998,037
Hill-Rom Holdings, Inc.	68,150	6,855,890
ICU Medical, Inc. (a)	35,701	7,203,391
Integra LifeSciences Holdings Corp. (a)	132,283	5,909,082
LivaNova PLC (a)	46,204	2,090,731
Masimo Corp. (a)	90,969	16,112,429
NuVasive, Inc. (a)	62,728	3,177,801
Penumbra, Inc. (a) (b)	59,639	9,621,560
West Pharmaceutical Services, Inc.	137,221	20,891,897
		85,348,949
HEALTH CARE PROVIDERS & SERVICES — 2.8%
Amedisys, Inc. (a)	59,905	10,994,964
Chemed Corp.	29,732	12,879,902
Encompass Health Corp.	86,031	5,508,565
HealthEquity, Inc. (a)	131,592	6,657,239
MEDNAX, Inc. (a)	61,559	716,547
		36,757,217
HOTELS, RESTAURANTS & LEISURE — 5.5%
Boyd Gaming Corp.	149,970	2,162,567
Caesars Entertainment Corp. (a) (b)	1,036,976	7,009,958
Choice Hotels International, Inc. (b)	58,964	3,611,545
Churchill Downs, Inc.	65,745	6,768,448
Domino's Pizza, Inc.	71,724	23,243,597
Dunkin' Brands Group, Inc.	153,840	8,168,904
Eldorado Resorts, Inc. (a) (b)	121,235	1,745,784
Jack in the Box, Inc.	21,688	760,164
Marriott Vacations Worldwide Corp.	69,155	3,843,635
Papa John's International, Inc.	26,437	1,410,943
Scientific Games Corp. Class A (a) (b)	101,296	982,571
Six Flags Entertainment Corp.	73,692	924,098
Texas Roadhouse, Inc.	61,471	2,538,752
Wendy's Co.	197,052	2,932,134
Wyndham Destinations, Inc.	73,110	1,586,487
Wyndham Hotels & Resorts, Inc.	176,689	5,567,470
		73,257,057
HOUSEHOLD DURABLES — 0.8%
Helen of Troy, Ltd. (a)	27,466	3,955,928
KB Home	73,829	1,336,305
Tempur Sealy International, Inc. (a)	84,372	3,687,900
Toll Brothers, Inc.	112,267	2,161,140
		11,141,273

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.3%
Energizer Holdings, Inc. (b)	119,397	$3,611,759
INDUSTRIAL CONGLOMERATES — 1.0%
Carlisle Cos., Inc.	105,034	13,158,659
INSURANCE — 3.5%
Alleghany Corp.	13,338	7,367,244
Brown & Brown, Inc.	433,619	15,705,680
Primerica, Inc.	76,755	6,791,283
RenaissanceRe Holdings, Ltd.	82,017	12,246,779
RLI Corp.	46,466	4,085,755
		46,196,741
INTERACTIVE MEDIA & SERVICES — 0.2%
Yelp, Inc. (a)	117,836	2,124,583
INTERNET & DIRECT MARKETING RETAIL — 0.9%
Etsy, Inc. (a)	220,027	8,457,838
GrubHub, Inc. (a) (b)	95,253	3,879,655
		12,337,493
IT SERVICES — 2.9%
CACI International, Inc. Class A (a)	46,476	9,813,407
KBR, Inc.	263,020	5,439,254
LiveRamp Holdings, Inc. (a)	50,689	1,668,682
MAXIMUS, Inc.	65,130	3,790,566
Perspecta, Inc.	255,045	4,652,021
Sabre Corp.	243,753	1,445,455
Science Applications International Corp.	40,815	3,046,023
WEX, Inc. (a)	80,474	8,413,557
		38,268,965
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	73,781	2,609,634
Polaris, Inc.	106,778	5,141,361
		7,750,995
LIFE SCIENCES TOOLS & SERVICES — 4.3%
Bio-Rad Laboratories, Inc. Class A (a)	28,876	10,122,771
Bio-Techne Corp.	70,773	13,419,976
Charles River Laboratories International, Inc. (a)	90,762	11,455,072
PRA Health Sciences, Inc. (a)	117,450	9,753,048
Repligen Corp. (a)	86,932	8,392,415
Syneos Health, Inc. (a)	115,622	4,557,819
		57,701,101
MACHINERY — 5.9%
AGCO Corp.	61,500	2,905,875
Colfax Corp. (a)	70,478	1,395,464
Donaldson Co., Inc.	150,380	5,809,179
Graco, Inc.	309,223	15,068,437
ITT, Inc.	109,008	4,944,603
Security Description	Shares	Value
Lincoln Electric Holdings, Inc.	113,543	$7,834,467
Nordson Corp.	95,027	12,835,297
Oshkosh Corp.	74,469	4,790,591
Timken Co.	125,779	4,067,693
Toro Co.	198,051	12,891,140
Woodward, Inc.	104,792	6,228,836
		78,771,582
MARINE — 0.2%
Kirby Corp. (a)	57,548	2,501,612
MEDIA — 1.6%
Cable One, Inc.	9,315	15,313,953
New York Times Co. Class A (b)	175,979	5,404,315
		20,718,268
METALS & MINING — 2.2%
Allegheny Technologies, Inc. (a) (b)	115,726	983,671
Carpenter Technology Corp.	49,191	959,224
Compass Minerals International, Inc. (b)	45,018	1,731,842
Reliance Steel & Aluminum Co.	123,903	10,852,664
Royal Gold, Inc.	121,874	10,689,569
Steel Dynamics, Inc.	195,757	4,412,363
		29,629,333
MULTI-UTILITIES — 0.5%
Black Hills Corp.	53,422	3,420,611
MDU Resources Group, Inc.	155,898	3,351,807
		6,772,418
MULTILINE RETAIL — 0.2%
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	56,505	2,618,442
OIL, GAS & CONSUMABLE FUELS — 0.4%
Cimarex Energy Co.	102,020	1,716,997
Matador Resources Co. (a) (b)	205,440	509,491
Murphy Oil Corp. (b)	125,881	771,651
WPX Energy, Inc. (a)	773,629	2,359,568
		5,357,707
PAPER & FOREST PRODUCTS — 0.2%
Louisiana-Pacific Corp.	156,750	2,692,965
PHARMACEUTICALS — 1.3%
Catalent, Inc. (a)	286,907	14,904,818
Nektar Therapeutics (a)	103,802	1,852,866
		16,757,684
PROFESSIONAL SERVICES — 1.1%
ASGN, Inc. (a)	59,479	2,100,798
CoreLogic, Inc.	65,996	2,015,518
FTI Consulting, Inc. (a)	69,828	8,363,299
Insperity, Inc.	39,489	1,472,940
		13,952,555
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Jones Lang LaSalle, Inc.	45,947	4,639,728

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
ROAD & RAIL — 1.0%
Knight-Swift Transportation Holdings, Inc. (b)	228,065	$7,480,532
Landstar System, Inc.	49,926	4,785,906
Werner Enterprises, Inc.	38,169	1,384,008
		13,650,446
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.2%
Cabot Microelectronics Corp.	53,995	6,162,989
Cirrus Logic, Inc. (a)	107,307	7,042,559
Cypress Semiconductor Corp.	684,812	15,969,816
MKS Instruments, Inc.	101,216	8,244,043
Monolithic Power Systems, Inc.	75,043	12,566,701
Semtech Corp. (a)	62,395	2,339,813
Silicon Laboratories, Inc. (a)	80,491	6,874,736
SolarEdge Technologies, Inc. (a)	90,318	7,395,238
Synaptics, Inc. (a)	38,213	2,211,386
Teradyne, Inc.	310,783	16,835,115
Universal Display Corp.	78,749	10,377,543
		96,019,939
SOFTWARE — 6.4%
ACI Worldwide, Inc. (a)	214,498	5,180,127
Blackbaud, Inc.	91,290	5,071,160
CDK Global, Inc.	137,402	4,513,656
Ceridian HCM Holding, Inc. (a)	112,219	5,618,805
CommVault Systems, Inc. (a) (b)	38,619	1,563,297
Fair Isaac Corp. (a)	53,814	16,558,030
J2 Global, Inc. (b)	85,953	6,433,582
LogMeIn, Inc.	57,926	4,824,077
Manhattan Associates, Inc. (a) (b)	118,632	5,910,246
PTC, Inc. (a)	100,327	6,141,016
Teradata Corp. (a)	82,168	1,683,622
Tyler Technologies, Inc. (a)	72,306	21,443,067
		84,940,685
SPECIALTY RETAIL — 1.6%
Aaron's, Inc.	71,743	1,634,305
Five Below, Inc. (a) (b)	103,420	7,278,700
Murphy USA, Inc. (a)	53,623	4,523,636
RH (a)	30,278	3,042,031
Williams-Sonoma, Inc. (b)	99,372	4,225,297
		20,703,969
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.1%
NCR Corp. (a)	102,746	1,818,604
TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Carter's, Inc.	51,759	3,402,119
Security Description	Shares	Value
Columbia Sportswear Co. (b)	33,266	$2,320,969
Deckers Outdoor Corp. (a)	51,993	6,967,062
Skechers U.S.A., Inc. Class A (a)	248,628	5,902,429
		18,592,579
THRIFTS & MORTGAGE FINANCE — 0.5%
New York Community Bancorp, Inc. (b)	433,091	4,066,725
Washington Federal, Inc.	91,195	2,367,422
		6,434,147
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Watsco, Inc. (b)	30,850	4,875,225
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	220,467	8,973,007
TOTAL COMMON STOCKS (Cost $1,553,248,625)		1,325,865,547
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	1,039,125	1,038,189
State Street Navigator Securities Lending Portfolio II (f) (g)	14,277,336	14,277,336
TOTAL SHORT-TERM INVESTMENTS (Cost $15,315,322)		15,315,525
TOTAL INVESTMENTS — 101.0% (Cost $1,568,563,947)		1,341,181,072
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(13,371,003)
NET ASSETS — 100.0%		$1,327,810,069
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,325,865,547	$—	$—	$1,325,865,547
Short-Term Investments	15,315,525	—	—	15,315,525
TOTAL INVESTMENTS	$1,341,181,072	$—	$—	$1,341,181,072
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$53,019,684	$51,981,377	$(321)	$203	1,039,125	$1,038,189	$16,603
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,884,043	1,884,043	2,825,637	4,709,680	—	—	—	—	2,339
State Street Navigator Securities Lending Portfolio II	—	—	185,739,324	171,461,988	—	—	14,277,336	14,277,336	55,222
State Street Navigator Securities Lending Portfolio III	18,127,486	18,127,486	93,704,342	111,831,828	—	—	—	—	42,319
Total		$20,011,529	$335,288,987	$339,984,873	$(321)	$203		$15,315,525	$116,483
See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.2%
Curtiss-Wright Corp.	21,832	$2,017,495
AIR FREIGHT & LOGISTICS — 0.8%
XPO Logistics, Inc. (a) (b)	172,997	8,433,604
AIRLINES — 0.5%
JetBlue Airways Corp. (a) (b)	540,009	4,833,081
AUTO COMPONENTS — 1.6%
Adient PLC (a)	164,718	1,493,992
Dana, Inc.	272,266	2,126,397
Delphi Technologies PLC (a)	162,890	1,311,265
Goodyear Tire & Rubber Co.	433,315	2,521,893
Lear Corp.	103,206	8,385,488
Visteon Corp. (a) (b)	15,306	734,382
		16,573,417
AUTOMOBILES — 0.4%
Thor Industries, Inc. (b)	103,203	4,353,103
BANKS — 12.3%
Associated Banc-Corp.	301,004	3,849,841
BancorpSouth Bank	179,518	3,396,481
Bank of Hawaii Corp.	31,950	1,764,918
Bank OZK	226,314	3,779,444
Cathay General Bancorp	143,060	3,283,227
CIT Group, Inc.	94,177	1,625,495
Commerce Bancshares, Inc.	87,373	4,399,231
Cullen/Frost Bankers, Inc.	106,633	5,949,055
East West Bancorp, Inc.	273,051	7,028,333
First Financial Bankshares, Inc.	92,532	2,483,559
First Horizon National Corp.	582,464	4,694,660
FNB Corp.	607,923	4,480,392
Fulton Financial Corp.	306,930	3,526,626
Hancock Whitney Corp.	164,346	3,208,034
Home BancShares, Inc.	290,125	3,478,599
International Bancshares Corp.	108,576	2,918,523
PacWest Bancorp	224,008	4,014,223
Pinnacle Financial Partners, Inc.	134,682	5,055,962
Prosperity Bancshares, Inc.	177,054	8,542,855
Signature Bank	101,213	8,136,513
Sterling Bancorp	377,672	3,946,672
Synovus Financial Corp.	274,098	4,813,161
TCF Financial Corp. (b)	287,367	6,511,736
Texas Capital Bancshares, Inc. (a)	95,223	2,111,094
Trustmark Corp.	120,007	2,796,163
UMB Financial Corp.	80,816	3,748,246
Umpqua Holdings Corp.	412,162	4,492,566
United Bankshares, Inc.	189,996	4,385,108
Valley National Bancorp	733,343	5,360,737
Webster Financial Corp.	171,983	3,938,411
Wintrust Financial Corp.	106,655	3,504,683
		131,224,548
BIOTECHNOLOGY — 0.7%
United Therapeutics Corp. (a)	82,217	7,796,227
Security Description	Shares	Value
BUILDING PRODUCTS — 0.8%
Lennox International, Inc.	22,294	$4,052,826
Owens Corning	96,713	3,753,432
Resideo Technologies, Inc. (a)	232,344	1,124,545
		8,930,803
CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc.	92,244	5,455,310
Eaton Vance Corp.	62,095	2,002,564
Evercore, Inc. Class A	22,156	1,020,505
Federated Hermes, Inc.	52,721	1,004,335
Interactive Brokers Group, Inc. Class A	143,701	6,203,572
Janus Henderson Group PLC (b)	291,188	4,461,000
Legg Mason, Inc.	152,877	7,468,042
Stifel Financial Corp.	65,957	2,722,705
		30,338,033
CHEMICALS — 3.0%
Ashland Global Holdings, Inc.	112,731	5,644,441
Cabot Corp.	59,285	1,548,524
Chemours Co.	305,377	2,708,694
Minerals Technologies, Inc.	65,909	2,389,860
NewMarket Corp.	4,876	1,866,874
Olin Corp.	298,508	3,483,588
PolyOne Corp.	170,537	3,235,087
RPM International, Inc.	97,089	5,776,796
Sensient Technologies Corp.	79,127	3,442,816
Valvoline, Inc.	164,001	2,146,773
		32,243,453
COMMERCIAL SERVICES & SUPPLIES — 1.6%
Deluxe Corp.	43,787	1,135,397
Healthcare Services Group, Inc. (b)	140,218	3,352,612
HNI Corp.	80,994	2,040,239
KAR Auction Services, Inc.	243,608	2,923,296
MSA Safety, Inc.	24,280	2,457,136
Stericycle, Inc. (a)	95,536	4,641,139
		16,549,819
COMMUNICATIONS EQUIPMENT — 1.1%
Ciena Corp. (a)	109,901	4,375,159
InterDigital, Inc.	58,919	2,629,555
NetScout Systems, Inc. (a)	124,618	2,949,708
ViaSat, Inc. (a) (b)	53,508	1,922,007
		11,876,429
CONSTRUCTION & ENGINEERING — 1.7%
AECOM (a)	294,384	8,787,362
Dycom Industries, Inc. (a) (b)	59,648	1,529,971
EMCOR Group, Inc.	56,608	3,471,203
Fluor Corp.	265,191	1,832,470
Valmont Industries, Inc.	22,018	2,333,468
		17,954,474
CONSUMER FINANCE — 0.7%
FirstCash, Inc.	28,261	2,027,444

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Navient Corp.	321,430	$2,436,439
SLM Corp.	399,457	2,872,096
		7,335,979
CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	47,839	4,761,894
Greif, Inc. Class A	49,704	1,545,298
O-I Glass, Inc.	294,509	2,093,959
Silgan Holdings, Inc.	58,650	1,702,023
Sonoco Products Co.	187,546	8,692,757
		18,795,931
DIVERSIFIED CONSUMER SERVICES — 1.8%
Adtalem Global Education, Inc. (a)	102,172	2,737,188
Graham Holdings Co. Class B	8,179	2,790,430
Grand Canyon Education, Inc. (a)	90,302	6,888,688
Service Corp. International	167,749	6,560,663
WW International, Inc. (a)	42,186	713,365
		19,690,334
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Jefferies Financial Group, Inc.	448,085	6,125,322
ELECTRIC UTILITIES — 2.8%
ALLETE, Inc.	96,793	5,873,399
Hawaiian Electric Industries, Inc.	106,068	4,566,228
IDACORP, Inc.	51,909	4,557,091
OGE Energy Corp.	375,415	11,536,503
PNM Resources, Inc.	75,431	2,866,378
		29,399,599
ELECTRICAL EQUIPMENT — 1.9%
Acuity Brands, Inc.	74,185	6,354,687
EnerSys	78,984	3,911,288
nVent Electric PLC	291,120	4,911,194
Regal Beloit Corp.	76,616	4,822,977
		20,000,146
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Arrow Electronics, Inc. (a)	152,663	7,918,630
Avnet, Inc.	188,888	4,741,089
Belden, Inc.	73,097	2,637,340
II-VI, Inc. (a) (b)	163,130	4,649,205
Littelfuse, Inc.	17,036	2,272,943
National Instruments Corp.	118,244	3,911,512
SYNNEX Corp.	76,560	5,596,536
Tech Data Corp. (a)	66,420	8,691,057
Vishay Intertechnology, Inc.	250,423	3,608,595
		44,026,907
ENERGY EQUIPMENT & SERVICES — 0.3%
Apergy Corp. (a)	146,518	842,478
Core Laboratories NV	51,178	529,181
Patterson-UTI Energy, Inc.	368,086	865,002
Transocean, Ltd. (a) (b)	1,088,288	1,262,414
		3,499,075
Security Description	Shares	Value
ENTERTAINMENT — 0.3%
Cinemark Holdings, Inc. (b)	201,408	$2,052,348
World Wrestling Entertainment, Inc. Class A (b)	38,615	1,310,207
		3,362,555
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.0%
American Campus Communities, Inc. REIT	135,179	3,751,217
Brixmor Property Group, Inc. REIT	247,917	2,355,212
Camden Property Trust REIT	81,670	6,471,531
CoreCivic, Inc. REIT	225,291	2,516,500
Corporate Office Properties Trust REIT	114,474	2,533,310
CyrusOne, Inc. REIT	74,034	4,571,599
Diversified Healthcare Trust REIT	450,133	1,633,983
Douglas Emmett, Inc. REIT	115,361	3,519,664
EPR Properties REIT	83,097	2,012,609
First Industrial Realty Trust, Inc. REIT	81,665	2,713,728
GEO Group, Inc. REIT	229,477	2,790,440
Healthcare Realty Trust, Inc. REIT	135,003	3,770,634
Highwoods Properties, Inc. REIT	98,168	3,477,111
JBG SMITH Properties REIT	221,137	7,038,791
Kilroy Realty Corp. REIT	72,916	4,644,749
Lamar Advertising Co. Class A REIT	63,417	3,252,024
Life Storage, Inc. REIT	34,386	3,251,196
Macerich Co. REIT (b)	208,535	1,174,052
Mack-Cali Realty Corp. REIT	171,293	2,608,792
Medical Properties Trust, Inc. REIT	970,945	16,787,639
National Retail Properties, Inc. REIT	144,575	4,653,869
Omega Healthcare Investors, Inc. REIT	224,957	5,970,359
Park Hotels & Resorts, Inc. REIT	450,971	3,567,181
Pebblebrook Hotel Trust REIT	245,581	2,674,377
PotlatchDeltic Corp. REIT	68,675	2,155,708
Rayonier, Inc. REIT	141,931	3,342,475
Sabra Health Care REIT, Inc.	387,789	4,234,656
Service Properties Trust REIT	309,353	1,670,506
Spirit Realty Capital, Inc. REIT	108,870	2,846,951
Taubman Centers, Inc. REIT	65,974	2,762,991
Urban Edge Properties REIT	117,667	1,036,646
Weingarten Realty Investors REIT	128,179	1,849,623
		117,640,123
FOOD & STAPLES RETAILING — 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	228,798	5,827,485
Sprouts Farmers Market, Inc. (a)	220,871	4,105,992
		9,933,477
FOOD PRODUCTS — 3.8%
Darling Ingredients, Inc. (a)	306,369	5,873,094

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Flowers Foods, Inc.	360,800	$7,403,616
Hain Celestial Group, Inc. (a) (b)	150,221	3,901,240
Ingredion, Inc.	125,120	9,446,560
Lancaster Colony Corp.	19,078	2,759,442
Pilgrim's Pride Corp. (a)	35,677	646,467
Post Holdings, Inc. (a)	67,193	5,575,003
Tootsie Roll Industries, Inc. (b)	17,660	635,036
TreeHouse Foods, Inc. (a)	105,171	4,643,300
		40,883,758
GAS UTILITIES — 3.8%
National Fuel Gas Co.	161,630	6,027,183
New Jersey Resources Corp.	178,823	6,074,617
ONE Gas, Inc.	49,352	4,126,814
Southwest Gas Holdings, Inc.	102,340	7,118,771
Spire, Inc.	95,538	7,115,670
UGI Corp.	391,933	10,452,853
		40,915,908
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Avanos Medical, Inc. (a)	90,745	2,443,763
Cantel Medical Corp. (b)	31,138	1,117,854
Haemonetics Corp. (a)	34,534	3,441,659
Hill-Rom Holdings, Inc.	56,272	5,660,963
LivaNova PLC (a)	44,888	2,031,182
NuVasive, Inc. (a)	34,534	1,749,492
		16,444,913
HEALTH CARE PROVIDERS & SERVICES — 3.0%
Acadia Healthcare Co., Inc. (a)	167,602	3,075,497
Encompass Health Corp.	97,857	6,265,784
MEDNAX, Inc. (a)	97,235	1,131,815
Molina Healthcare, Inc. (a)	117,652	16,437,161
Patterson Cos., Inc. (b)	162,992	2,492,148
Tenet Healthcare Corp. (a)	193,901	2,792,174
		32,194,579
HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a) (b)	307,221	2,162,836
HOTELS, RESTAURANTS & LEISURE — 1.7%
Brinker International, Inc. (b)	70,700	849,107
Cheesecake Factory, Inc. (b)	77,677	1,326,723
Cracker Barrel Old Country Store, Inc. (b)	44,971	3,742,487
Jack in the Box, Inc.	22,855	801,068
Papa John's International, Inc.	15,079	804,766
Penn National Gaming, Inc. (a)	206,471	2,611,858
Six Flags Entertainment Corp.	74,329	932,086
Texas Roadhouse, Inc.	60,518	2,499,393
Wendy's Co.	146,298	2,176,914
Wyndham Destinations, Inc.	97,814	2,122,564
		17,866,966
Security Description	Shares	Value
HOUSEHOLD DURABLES — 1.1%
Helen of Troy, Ltd. (a)	19,484	$2,806,281
KB Home	87,535	1,584,383
Taylor Morrison Home Corp. (a)	249,467	2,744,137
Toll Brothers, Inc.	113,926	2,193,075
TRI Pointe Group, Inc. (a)	263,410	2,310,106
		11,637,982
INSURANCE — 7.6%
Alleghany Corp.	13,469	7,439,602
American Financial Group, Inc.	140,284	9,831,103
Brighthouse Financial, Inc. (a)	206,433	4,989,486
CNO Financial Group, Inc.	286,012	3,543,689
First American Financial Corp.	210,526	8,928,408
Genworth Financial, Inc. Class A (a)	940,898	3,123,781
Hanover Insurance Group, Inc.	73,795	6,684,351
Kemper Corp.	117,414	8,732,079
Mercury General Corp.	51,273	2,087,836
Old Republic International Corp.	534,855	8,156,539
Reinsurance Group of America, Inc.	117,387	9,876,942
RLI Corp.	27,952	2,457,819
Selective Insurance Group, Inc.	111,194	5,526,342
		81,377,977
INTERACTIVE MEDIA & SERVICES — 0.3%
TripAdvisor, Inc.	198,477	3,451,515
INTERNET & DIRECT MARKETING RETAIL — 0.3%
GrubHub, Inc. (a)	76,164	3,102,160
IT SERVICES — 1.0%
LiveRamp Holdings, Inc. (a)	76,820	2,528,914
MAXIMUS, Inc.	54,432	3,167,942
Sabre Corp.	267,636	1,587,082
Science Applications International Corp.	50,874	3,796,727
		11,080,665
LEISURE EQUIPMENT & PRODUCTS — 0.8%
Brunswick Corp.	78,762	2,785,812
Mattel, Inc. (a) (b)	649,220	5,719,628
		8,505,440
LIFE SCIENCES TOOLS & SERVICES — 0.4%
Bio-Rad Laboratories, Inc. Class A (a)	11,278	3,953,616
MACHINERY — 2.4%
AGCO Corp.	55,683	2,631,022
Colfax Corp. (a)	87,008	1,722,759
Crane Co.	95,315	4,687,592
Donaldson Co., Inc.	85,105	3,287,606
ITT, Inc.	54,787	2,485,138
Kennametal, Inc.	156,747	2,918,629
Oshkosh Corp.	52,783	3,395,530

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Terex Corp.	124,096	$1,782,019
Trinity Industries, Inc. (b)	183,302	2,945,663
		25,855,958
MARINE — 0.2%
Kirby Corp. (a)	54,397	2,364,638
MEDIA — 1.2%
AMC Networks, Inc. Class A (a)	83,438	2,028,378
John Wiley & Sons, Inc. Class A	82,772	3,103,122
Meredith Corp. (b)	76,118	930,162
New York Times Co. Class A	92,529	2,841,566
TEGNA, Inc. (b)	406,219	4,411,538
		13,314,766
METALS & MINING — 1.4%
Allegheny Technologies, Inc. (a) (b)	121,662	1,034,127
Carpenter Technology Corp.	40,684	793,338
Commercial Metals Co.	224,527	3,545,281
Compass Minerals International, Inc. (b)	17,920	689,382
Steel Dynamics, Inc.	205,449	4,630,821
United States Steel Corp. (b)	321,722	2,030,066
Worthington Industries, Inc.	69,868	1,834,035
		14,557,050
MULTI-UTILITIES — 1.3%
Black Hills Corp.	60,830	3,894,945
MDU Resources Group, Inc.	217,388	4,673,842
NorthWestern Corp.	94,433	5,649,926
		14,218,713
MULTILINE RETAIL — 0.3%
Dillard's, Inc. Class A (b)	18,715	691,519
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	45,550	2,110,787
		2,802,306
OIL, GAS & CONSUMABLE FUELS — 1.4%
Antero Midstream Corp. (b)	561,942	1,180,078
Cimarex Energy Co.	88,857	1,495,463
CNX Resources Corp. (a)	353,039	1,878,168
EQT Corp.	478,077	3,380,004
Equitrans Midstream Corp. (b)	385,855	1,940,851
Murphy Oil Corp. (b)	155,424	952,749
PBF Energy, Inc. Class A	192,771	1,364,819
World Fuel Services Corp.	122,154	3,075,838
		15,267,970
PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	108,411	2,346,014
Louisiana-Pacific Corp.	62,186	1,068,356
		3,414,370
PERSONAL PRODUCTS — 0.4%
Edgewell Personal Care Co. (a)	101,209	2,437,113
Nu Skin Enterprises, Inc. Class A	105,136	2,297,221
		4,734,334
Security Description	Shares	Value
PHARMACEUTICALS — 0.7%
Nektar Therapeutics (a)	223,727	$3,993,527
Prestige Consumer Healthcare, Inc. (a)	95,024	3,485,480
		7,479,007
PROFESSIONAL SERVICES — 1.0%
ASGN, Inc. (a)	38,968	1,376,350
CoreLogic, Inc.	82,735	2,526,727
Insperity, Inc.	31,270	1,166,371
ManpowerGroup, Inc.	110,534	5,857,196
		10,926,644
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
Jones Lang LaSalle, Inc.	50,161	5,065,258
ROAD & RAIL — 0.8%
Avis Budget Group, Inc. (a) (b)	107,522	1,494,556
Landstar System, Inc.	23,929	2,293,834
Ryder System, Inc.	100,859	2,666,712
Werner Enterprises, Inc.	45,214	1,639,459
		8,094,561
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Cree, Inc. (a) (b)	201,835	7,157,069
First Solar, Inc. (a) (b)	142,038	5,121,890
Semtech Corp. (a)	61,469	2,305,088
Synaptics, Inc. (a)	24,720	1,430,546
		16,014,593
SOFTWARE — 1.8%
CDK Global, Inc.	89,541	2,941,422
Ceridian HCM Holding, Inc. (a) (b)	75,331	3,771,823
CommVault Systems, Inc. (a) (b)	40,654	1,645,674
LogMeIn, Inc.	33,261	2,769,976
PTC, Inc. (a)	93,429	5,718,789
Teradata Corp. (a)	129,824	2,660,094
		19,507,778
SPECIALTY RETAIL — 1.9%
Aaron's, Inc.	54,700	1,246,066
American Eagle Outfitters, Inc. (b)	300,496	2,388,943
AutoNation, Inc. (a)	111,454	3,127,399
Bed Bath & Beyond, Inc. (b)	239,430	1,008,000
Dick's Sporting Goods, Inc.	120,323	2,558,067
Foot Locker, Inc.	200,247	4,415,447
Sally Beauty Holdings, Inc. (a) (b)	220,128	1,778,634
Urban Outfitters, Inc. (a)	133,496	1,900,983
Williams-Sonoma, Inc.	45,519	1,935,468
		20,359,007
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (a)	137,602	2,435,555
TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Carter's, Inc.	30,934	2,033,292

See accompanying notes to schedule of investments.

SPDR S&P 400 MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Columbia Sportswear Co.	20,915	$1,459,239
		3,492,531
THRIFTS & MORTGAGE FINANCE — 0.5%
New York Community Bancorp, Inc.	437,319	4,106,425
Washington Federal, Inc.	54,851	1,423,932
		5,530,357
TRADING COMPANIES & DISTRIBUTORS — 1.4%
GATX Corp. (b)	65,682	4,109,066
MSC Industrial Direct Co., Inc. Class A	84,254	4,631,442
NOW, Inc. (a)	205,817	1,062,016
Watsco, Inc.	29,943	4,731,892
		14,534,416
WATER UTILITIES — 0.7%
Essential Utilities, Inc.	182,046	7,409,272
WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	182,769	3,063,208
TOTAL COMMON STOCKS (Cost $1,577,945,349)		1,066,954,541
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	752,276	751,599
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	17,961,931	$17,961,931
TOTAL SHORT-TERM INVESTMENTS (Cost $18,713,441)		18,713,530
TOTAL INVESTMENTS — 101.5% (Cost $1,596,658,790)		1,085,668,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(15,723,631)
NET ASSETS — 100.0%		$1,069,944,440
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,066,954,541	$—	$—	$1,066,954,541
Short-Term Investments	18,713,530	—	—	18,713,530
TOTAL INVESTMENTS	$1,085,668,071	$—	$—	$1,085,668,071
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$58,829,557	$58,074,466	$(3,581)	$89	752,276	$751,599	$22,736
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,353,976	1,353,976	2,635,540	3,989,516	—	—	—	—	2,818
State Street Navigator Securities Lending Portfolio II	—	—	153,551,058	135,589,127	—	—	17,961,931	17,961,931	141,016
State Street Navigator Securities Lending Portfolio III	17,746,088	17,746,088	72,779,786	90,525,874	—	—	—	—	144,606
Total		$19,100,064	$287,795,941	$288,178,983	$(3,581)	$89		$18,713,530	$311,176
See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.8%
Howmet Aerospace, Inc.	8,864	$142,356
AIRLINES — 2.2%
Delta Air Lines, Inc.	4,314	123,079
Southwest Airlines Co.	4,743	168,898
United Airlines Holdings, Inc. (a)	2,949	93,041
		385,018
AUTOMOBILES — 0.8%
Harley-Davidson, Inc. (b)	7,343	139,003
BANKS — 8.8%
Bank of America Corp.	7,360	156,253
Citigroup, Inc.	3,224	135,795
Citizens Financial Group, Inc.	6,472	121,738
Comerica, Inc.	3,734	109,556
Fifth Third Bancorp	8,583	127,458
JPMorgan Chase & Co.	1,879	169,166
M&T Bank Corp.	1,540	159,282
PNC Financial Services Group, Inc.	1,610	154,109
Regions Financial Corp.	15,580	139,753
Wells Fargo & Co.	4,867	139,683
Zions Bancorp NA	5,048	135,084
		1,547,877
BIOTECHNOLOGY — 2.8%
Amgen, Inc.	1,074	217,732
Biogen, Inc. (a)	863	273,036
		490,768
BUILDING PRODUCTS — 2.0%
Johnson Controls International PLC	6,240	168,230
Masco Corp.	5,406	186,886
		355,116
CAPITAL MARKETS — 7.4%
Ameriprise Financial, Inc.	1,511	154,847
Bank of New York Mellon Corp.	5,054	170,219
E*TRADE Financial Corp.	5,522	189,515
Goldman Sachs Group, Inc.	1,057	163,402
Morgan Stanley	4,899	166,566
MSCI, Inc.	963	278,268
Raymond James Financial, Inc.	2,750	173,800
		1,296,617
CHEMICALS — 2.6%
Celanese Corp.	2,185	160,357
CF Industries Holdings, Inc.	5,706	155,203
LyondellBasell Industries NV Class A	2,850	141,446
		457,006
COMMERCIAL SERVICES & SUPPLIES — 0.9%
Cintas Corp.	922	159,709
COMMUNICATIONS EQUIPMENT — 1.2%
Cisco Systems, Inc.	5,426	213,296
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 2.4%
Jacobs Engineering Group, Inc.	2,822	$223,700
Quanta Services, Inc.	6,231	197,710
		421,410
CONSUMER FINANCE — 1.3%
Discover Financial Services	3,094	110,363
Synchrony Financial	7,183	115,574
		225,937
CONTAINERS & PACKAGING — 1.4%
Ball Corp.	3,860	249,588
DIVERSIFIED CONSUMER SERVICES — 0.9%
H&R Block, Inc. (b)	10,810	152,205
ELECTRIC UTILITIES — 2.3%
Evergy, Inc.	3,965	218,273
NRG Energy, Inc.	6,852	186,786
		405,059
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
CDW Corp.	1,800	167,886
ENERGY EQUIPMENT & SERVICES — 0.6%
Baker Hughes Co.	10,240	107,520
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.0%
Apartment Investment & Management Co. Class A REIT	4,963	174,449
FOOD & STAPLES RETAILING — 1.2%
Walgreens Boots Alliance, Inc.	4,718	215,848
HEALTH CARE PROVIDERS & SERVICES — 3.8%
DaVita, Inc. (a)	3,370	256,322
McKesson Corp.	1,779	240,628
Universal Health Services, Inc. Class B	1,740	172,399
		669,349
HEALTH CARE TECHNOLOGY — 1.3%
Cerner Corp.	3,480	219,205
HOTELS, RESTAURANTS & LEISURE — 2.5%
Hilton Worldwide Holdings, Inc.	2,350	160,364
MGM Resorts International	7,799	92,028
Starbucks Corp.	2,836	186,439
		438,831
HOUSEHOLD DURABLES — 2.8%
Newell Brands, Inc.	13,286	176,438
NVR, Inc. (a)	68	174,699
PulteGroup, Inc.	6,390	142,625
		493,762
INSURANCE — 4.2%
Allstate Corp.	2,254	206,759
Lincoln National Corp.	4,363	114,834
MetLife, Inc.	4,856	148,448
Prudential Financial, Inc.	2,700	140,778

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Unum Group	8,870	$133,139
		743,958
INTERNET & DIRECT MARKETING RETAIL — 2.2%
Booking Holdings, Inc. (a)	123	165,475
eBay, Inc.	7,336	220,520
		385,995
IT SERVICES — 4.4%
Alliance Data Systems Corp.	2,313	77,833
Cognizant Technology Solutions Corp. Class A	4,220	196,103
DXC Technology Co.	7,158	93,412
Leidos Holdings, Inc.	2,535	232,333
Western Union Co. (b)	9,740	176,586
		776,267
LIFE SCIENCES TOOLS & SERVICES — 1.2%
Waters Corp. (a)	1,108	201,711
MACHINERY — 1.2%
Caterpillar, Inc.	1,744	202,374
MEDIA — 1.3%
Charter Communications, Inc. Class A (a)	506	220,773
MULTILINE RETAIL — 0.5%
Nordstrom, Inc. (b)	6,121	93,896
OIL, GAS & CONSUMABLE FUELS — 2.6%
Cabot Oil & Gas Corp.	14,629	251,472
Devon Energy Corp.	10,193	70,434
HollyFrontier Corp.	5,280	129,413
		451,319
PHARMACEUTICALS — 2.5%
Merck & Co., Inc.	2,857	219,818
Pfizer, Inc.	6,475	211,344
		431,162
ROAD & RAIL — 2.3%
CSX Corp.	3,486	199,748
Union Pacific Corp.	1,440	203,097
		402,845
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 8.1%
Applied Materials, Inc.	4,164	190,794
Broadcom, Inc.	854	202,483
Intel Corp.	4,340	234,881
KLA Corp.	1,480	212,735
Lam Research Corp.	869	208,560
Micron Technology, Inc. (a)	4,510	189,691
Qorvo, Inc. (a)	2,254	181,740
		1,420,884
SOFTWARE — 4.1%
Citrix Systems, Inc.	2,250	318,488
NortonLifeLock, Inc.	9,651	180,570
Security Description	Shares	Value
Oracle Corp.	4,698	$227,054
		726,112
SPECIALTY RETAIL — 5.2%
Advance Auto Parts, Inc.	1,720	160,510
AutoZone, Inc. (a)	226	191,196
CarMax, Inc. (a) (b)	2,872	154,600
O'Reilly Automotive, Inc. (a)	585	176,114
Tractor Supply Co.	2,800	236,740
		919,160
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.2%
Apple, Inc.	824	209,535
Hewlett Packard Enterprise Co.	16,521	160,419
HP, Inc.	11,958	207,591
NetApp, Inc.	4,049	168,803
Seagate Technology PLC	4,267	208,229
Xerox Holdings Corp. (a)	6,968	131,974
		1,086,551
TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Ralph Lauren Corp.	2,167	144,821
TRADING COMPANIES & DISTRIBUTORS — 0.9%
United Rentals, Inc. (a)	1,602	164,846
TOTAL COMMON STOCKS (Cost $24,235,324)		17,500,489
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	31,350	31,321
State Street Navigator Securities Lending Portfolio II (e) (f)	269,536	269,536
TOTAL SHORT-TERM INVESTMENTS (Cost $300,845)		300,857
TOTAL INVESTMENTS — 101.4% (Cost $24,536,169)		17,801,346
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(243,693)
NET ASSETS — 100.0%		$17,557,653
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P 500 BUYBACK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$17,500,489	$—	$—	$17,500,489
Short-Term Investments	300,857	—	—	300,857
TOTAL INVESTMENTS	$17,801,346	$—	$—	$17,801,346
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$817,485	$786,221	$45	$12	31,350	$31,321	$408
State Street Institutional U.S. Government Money Market Fund, Class G Shares	26,738	26,738	64,918	91,656	—	—	—	—	112
State Street Navigator Securities Lending Portfolio II	—	—	1,954,447	1,684,911	—	—	269,536	269,536	276
State Street Navigator Securities Lending Portfolio III	—	—	480,255	480,255	—	—	—	—	129
Total		$26,738	$3,317,105	$3,043,043	$45	$12		$300,857	$925
See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.1%
Boeing Co.	10,886	$1,623,538
General Dynamics Corp.	4,767	630,722
Howmet Aerospace, Inc.	7,858	126,200
Huntington Ingalls Industries, Inc.	804	146,497
L3Harris Technologies, Inc.	4,511	812,521
Lockheed Martin Corp.	5,007	1,697,123
Northrop Grumman Corp.	3,188	964,529
Raytheon Co.	5,598	734,178
Textron, Inc.	4,621	123,242
TransDigm Group, Inc.	990	316,988
United Technologies Corp.	16,440	1,550,785
		8,726,323
AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	2,703	178,939
Expeditors International of Washington, Inc.	3,432	228,983
FedEx Corp.	4,887	592,598
United Parcel Service, Inc. Class B	14,146	1,321,519
		2,322,039
AIRLINES — 0.2%
Alaska Air Group, Inc.	2,508	71,403
American Airlines Group, Inc. (a)	7,901	96,313
Delta Air Lines, Inc.	11,726	334,543
Southwest Airlines Co.	9,763	347,661
United Airlines Holdings, Inc. (b)	4,426	139,640
		989,560
AUTO COMPONENTS — 0.1%
Aptiv PLC	5,172	254,670
BorgWarner, Inc.	4,187	102,037
		356,707
AUTOMOBILES — 0.2%
Ford Motor Co.	78,917	381,169
General Motors Co.	25,692	533,880
Harley-Davidson, Inc. (a)	3,178	60,159
		975,208
BANKS — 4.2%
Bank of America Corp.	163,662	3,474,544
Citigroup, Inc.	44,281	1,865,116
Citizens Financial Group, Inc.	8,956	168,462
Comerica, Inc.	2,986	87,609
Fifth Third Bancorp	14,868	220,790
First Republic Bank	3,363	276,708
Huntington Bancshares, Inc.	21,072	173,001
JPMorgan Chase & Co.	63,435	5,711,053
KeyCorp	20,135	208,800
M&T Bank Corp.	2,676	276,779
People's United Financial, Inc.	8,977	99,196
PNC Financial Services Group, Inc.	8,926	854,397
Regions Financial Corp.	20,189	181,095
SVB Financial Group (b)	1,015	153,346
Truist Financial Corp.	27,168	837,861
Security Description	Shares	Value
US Bancorp	28,652	$987,062
Wells Fargo & Co.	77,753	2,231,511
Zions Bancorp NA	3,490	93,392
		17,900,722
BEVERAGES — 1.9%
Brown-Forman Corp. Class B	3,612	200,502
Coca-Cola Co.	77,950	3,449,287
Constellation Brands, Inc. Class A	3,420	490,291
Molson Coors Beverage Co. Class B	3,810	148,628
Monster Beverage Corp. (b)	7,799	438,772
PepsiCo, Inc.	28,185	3,385,019
		8,112,499
BIOTECHNOLOGY — 2.5%
AbbVie, Inc.	29,878	2,276,405
Alexion Pharmaceuticals, Inc. (b)	4,526	406,389
Amgen, Inc.	12,008	2,434,382
Biogen, Inc. (b)	3,633	1,149,408
Gilead Sciences, Inc.	25,670	1,919,089
Incyte Corp. (b)	3,530	258,502
Regeneron Pharmaceuticals, Inc. (b)	1,599	780,776
Vertex Pharmaceuticals, Inc. (b)	5,185	1,233,771
		10,458,722
BUILDING PRODUCTS — 0.3%
Allegion PLC	1,896	174,470
AO Smith Corp.	2,751	104,015
Fortune Brands Home & Security, Inc.	2,776	120,062
Johnson Controls International PLC	15,456	416,694
Masco Corp.	5,881	203,306
Trane Technologies PLC	4,806	396,928
		1,415,475
CAPITAL MARKETS — 2.7%
Affiliated Managers Group, Inc.	16	946
Ameriprise Financial, Inc.	2,613	267,780
Bank of New York Mellon Corp.	17,214	579,767
BlackRock, Inc.	2,373	1,044,049
Cboe Global Markets, Inc.	2,175	194,119
Charles Schwab Corp.	23,353	785,128
CME Group, Inc.	7,259	1,255,154
E*TRADE Financial Corp.	4,790	164,393
Franklin Resources, Inc.	5,719	95,450
Goldman Sachs Group, Inc.	6,420	992,468
Intercontinental Exchange, Inc.	11,248	908,276
Invesco, Ltd.	7,698	69,898
MarketAxess Holdings, Inc.	782	260,070
Moody's Corp.	3,274	692,451
Morgan Stanley	23,581	801,754
MSCI, Inc.	1,693	489,209
Nasdaq, Inc.	2,380	225,981
Northern Trust Corp.	4,358	328,855
Raymond James Financial, Inc.	2,513	158,821
S&P Global, Inc.	4,985	1,221,574
State Street Corp. (c)	7,275	387,539

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
T Rowe Price Group, Inc.	4,709	$459,834
		11,383,516
CHEMICALS — 1.7%
Air Products & Chemicals, Inc.	4,477	893,654
Albemarle Corp.	2,099	118,321
Celanese Corp.	2,505	183,842
CF Industries Holdings, Inc.	4,453	121,122
Corteva, Inc. (b)	15,078	354,333
Dow, Inc.	14,976	437,898
DuPont de Nemours, Inc.	15,013	511,943
Eastman Chemical Co.	2,737	127,489
Ecolab, Inc.	5,078	791,305
FMC Corp.	2,639	215,580
International Flavors & Fragrances, Inc.	2,112	215,593
Linde PLC	10,851	1,877,223
LyondellBasell Industries NV Class A	5,223	259,217
Mosaic Co.	7,155	77,417
PPG Industries, Inc.	4,828	403,621
Sherwin-Williams Co.	1,648	757,289
		7,345,847
COMMERCIAL SERVICES & SUPPLIES — 0.4%
Cintas Corp.	1,729	299,497
Copart, Inc. (b)	4,180	286,413
Republic Services, Inc.	4,194	314,802
Rollins, Inc.	2,791	100,867
Waste Management, Inc.	7,964	737,148
		1,738,727
COMMUNICATIONS EQUIPMENT — 1.0%
Arista Networks, Inc. (b)	1,124	227,666
Cisco Systems, Inc.	85,755	3,371,029
F5 Networks, Inc. (b)	1,215	129,555
Juniper Networks, Inc.	6,933	132,698
Motorola Solutions, Inc.	3,452	458,840
		4,319,788
CONSTRUCTION & ENGINEERING — 0.1%
Jacobs Engineering Group, Inc.	2,705	214,426
Quanta Services, Inc.	2,851	90,462
		304,888
CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	1,278	241,836
Vulcan Materials Co.	2,657	287,142
		528,978
CONSUMER FINANCE — 0.5%
American Express Co.	13,523	1,157,704
Capital One Financial Corp.	9,540	481,007
Discover Financial Services	6,461	230,464
Synchrony Financial	11,152	179,435
		2,048,610
CONTAINERS & PACKAGING — 0.4%
Amcor PLC	32,698	265,508
Security Description	Shares	Value
Avery Dennison Corp.	1,646	$167,678
Ball Corp.	6,666	431,024
International Paper Co.	7,942	247,234
Packaging Corp. of America	1,915	166,279
Sealed Air Corp.	3,142	77,639
Westrock Co.	5,273	149,015
		1,504,377
DISTRIBUTORS — 0.1%
Genuine Parts Co.	2,875	193,574
LKQ Corp. (b)	6,234	127,859
		321,433
DIVERSIFIED CONSUMER SERVICES — 0.0% (d)
H&R Block, Inc.	4,120	58,010
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Berkshire Hathaway, Inc. Class B (b)	39,565	7,233,669
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
AT&T, Inc.	147,730	4,306,330
CenturyLink, Inc.	19,732	186,665
Verizon Communications, Inc.	83,628	4,493,332
		8,986,327
ELECTRIC UTILITIES — 2.2%
Alliant Energy Corp.	4,884	235,848
American Electric Power Co., Inc.	10,072	805,559
Duke Energy Corp.	14,740	1,192,171
Edison International	7,189	393,885
Entergy Corp.	3,987	374,659
Evergy, Inc.	4,707	259,120
Eversource Energy	6,633	518,767
Exelon Corp.	19,847	730,568
NextEra Energy, Inc.	9,873	2,375,641
NRG Energy, Inc.	5,120	139,571
Pinnacle West Capital Corp.	2,189	165,904
PPL Corp.	15,589	384,737
Southern Co.	21,149	1,145,007
Xcel Energy, Inc.	10,657	642,617
		9,364,054
ELECTRICAL EQUIPMENT — 0.5%
AMETEK, Inc.	4,593	330,788
Eaton Corp. PLC	8,308	645,449
Emerson Electric Co.	12,390	590,383
Rockwell Automation, Inc.	2,304	347,697
		1,914,317
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp. Class A	5,967	434,875
CDW Corp.	2,847	265,540
Corning, Inc.	15,748	323,464
FLIR Systems, Inc.	2,753	87,793
IPG Photonics Corp. (b)	705	77,747
Keysight Technologies, Inc. (b)	3,817	319,406

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TE Connectivity, Ltd.	6,718	$423,100
		1,931,925
ENERGY EQUIPMENT & SERVICES — 0.2%
Baker Hughes Co.	13,025	136,762
Halliburton Co.	17,521	120,019
Helmerich & Payne, Inc.	2,202	34,461
National Oilwell Varco, Inc.	7,784	76,517
Schlumberger, Ltd.	28,218	380,661
TechnipFMC PLC	8,459	57,014
		805,434
ENTERTAINMENT — 2.1%
Activision Blizzard, Inc.	15,621	929,137
Electronic Arts, Inc. (b)	5,915	592,506
Netflix, Inc. (b)	8,891	3,338,570
Take-Two Interactive Software, Inc. (b)	2,337	277,192
Walt Disney Co.	36,440	3,520,104
		8,657,509
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.0%
Alexandria Real Estate Equities, Inc. REIT	2,534	347,310
American Tower Corp. REIT	8,941	1,946,903
Apartment Investment & Management Co. Class A REIT	3,106	109,176
AvalonBay Communities, Inc. REIT	2,859	420,759
Boston Properties, Inc. REIT	2,954	272,448
Crown Castle International Corp. REIT	8,381	1,210,216
Digital Realty Trust, Inc. REIT	5,323	739,400
Duke Realty Corp. REIT	7,259	235,046
Equinix, Inc. REIT	1,729	1,079,882
Equity Residential REIT	7,085	437,215
Essex Property Trust, Inc. REIT	1,320	290,717
Extra Space Storage, Inc. REIT	2,573	246,391
Federal Realty Investment Trust REIT	1,384	103,260
Healthpeak Properties, Inc. REIT	9,935	236,950
Host Hotels & Resorts, Inc. REIT	14,688	162,156
Iron Mountain, Inc. REIT (a)	5,856	139,373
Kimco Realty Corp. REIT	8,623	83,384
Macerich Co. REIT (a)	24	135
Mid-America Apartment Communities, Inc. REIT	2,308	237,793
Prologis, Inc. REIT	15,013	1,206,595
Public Storage REIT	3,072	610,130
Realty Income Corp. REIT	6,935	345,779
Regency Centers Corp. REIT	3,352	128,817
SBA Communications Corp. REIT	2,261	610,402
Simon Property Group, Inc. REIT	6,213	340,845
SL Green Realty Corp. REIT	1,691	72,882
UDR, Inc. REIT	5,880	214,855
Ventas, Inc. REIT	7,424	198,963
Vornado Realty Trust REIT	3,204	116,017
Welltower, Inc. REIT	8,258	378,051
Weyerhaeuser Co. REIT	14,999	254,233
		12,776,083
Security Description	Shares	Value
FOOD & STAPLES RETAILING — 1.8%
Costco Wholesale Corp.	8,923	$2,544,215
Kroger Co.	16,077	484,239
Sysco Corp.	10,357	472,590
Walmart, Inc.	28,683	3,258,962
Walgreens Boots Alliance, Inc.	15,225	696,544
		7,456,550
FOOD PRODUCTS — 1.3%
Archer-Daniels-Midland Co.	11,219	394,684
Campbell Soup Co.	3,370	155,559
Conagra Brands, Inc.	9,798	287,473
General Mills, Inc.	12,319	650,074
Hershey Co.	3,053	404,523
Hormel Foods Corp. (a)	5,612	261,744
J.M. Smucker Co.	2,285	253,635
Kellogg Co.	5,051	303,009
Kraft Heinz Co.	12,500	309,250
Lamb Weston Holdings, Inc.	2,909	166,104
McCormick & Co., Inc.	2,523	356,273
Mondelez International, Inc. Class A	29,201	1,462,386
Tyson Foods, Inc. Class A	6,000	347,220
		5,351,934
GAS UTILITIES — 0.1%
Atmos Energy Corp.	2,432	241,327
HEALTH CARE EQUIPMENT & SUPPLIES — 3.8%
Abbott Laboratories	35,719	2,818,586
ABIOMED, Inc. (b)	871	126,434
Align Technology, Inc. (b)	1,475	256,576
Baxter International, Inc.	10,314	837,394
Becton Dickinson and Co.	5,459	1,254,314
Boston Scientific Corp. (b)	28,413	927,116
Cooper Cos., Inc.	983	270,984
Danaher Corp.	12,993	1,798,361
DENTSPLY SIRONA, Inc.	4,526	175,745
Edwards Lifesciences Corp. (b)	4,196	791,449
Hologic, Inc. (b)	5,407	189,786
IDEXX Laboratories, Inc. (b)	1,711	414,473
Intuitive Surgical, Inc. (b)	2,343	1,160,277
Medtronic PLC	27,079	2,441,984
ResMed, Inc.	2,926	430,970
Stryker Corp.	6,538	1,088,512
Teleflex, Inc.	917	268,553
Varian Medical Systems, Inc. (b)	1,879	192,898
Zimmer Biomet Holdings, Inc.	4,182	422,717
		15,867,129
HEALTH CARE PROVIDERS & SERVICES — 3.0%
AmerisourceBergen Corp.	3,108	275,058
Anthem, Inc.	5,166	1,172,889
Cardinal Health, Inc.	5,978	286,585
Centene Corp. (b)	11,872	705,315
Cigna Corp. (b)	7,575	1,342,138
CVS Health Corp.	26,348	1,563,227

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (b)	1,756	$133,561
HCA Healthcare, Inc.	5,329	478,811
Henry Schein, Inc. (b)	3,032	153,177
Humana, Inc.	2,665	836,863
Laboratory Corp. of America Holdings (b)	1,964	248,230
McKesson Corp.	3,270	442,300
Quest Diagnostics, Inc.	2,692	216,168
UnitedHealth Group, Inc.	19,157	4,777,373
Universal Health Services, Inc. Class B	1,562	154,763
		12,786,458
HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp.	6,435	405,341
HOTELS, RESTAURANTS & LEISURE — 1.6%
Carnival Corp.	8,017	105,584
Chipotle Mexican Grill, Inc. (b)	508	332,435
Darden Restaurants, Inc.	2,501	136,204
Hilton Worldwide Holdings, Inc.	5,796	395,519
Las Vegas Sands Corp.	6,741	286,290
Marriott International, Inc. Class A	5,448	407,565
McDonald's Corp.	15,216	2,515,966
MGM Resorts International	10,426	123,027
Norwegian Cruise Line Holdings, Ltd. (b)	4,387	48,082
Royal Caribbean Cruises, Ltd. (a)	3,436	110,536
Starbucks Corp.	23,933	1,573,355
Wynn Resorts, Ltd.	1,938	116,648
Yum! Brands, Inc.	6,077	416,457
		6,567,668
HOUSEHOLD DURABLES — 0.3%
D.R. Horton, Inc.	6,727	228,718
Garmin, Ltd.	2,850	213,636
Leggett & Platt, Inc.	2,712	72,356
Lennar Corp. Class A	5,757	219,917
Mohawk Industries, Inc. (b)	1,241	94,614
Newell Brands, Inc.	7,815	103,783
NVR, Inc. (b)	70	179,838
PulteGroup, Inc.	5,238	116,912
Whirlpool Corp. (a)	1,281	109,910
		1,339,684
HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	4,993	320,450
Clorox Co.	2,548	441,441
Colgate-Palmolive Co.	17,441	1,157,385
Kimberly-Clark Corp.	6,986	893,300
Procter & Gamble Co.	50,442	5,548,620
		8,361,196
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.0% (d)
AES Corp.	13,160	178,976
INDUSTRIAL CONGLOMERATES — 1.3%
3M Co.	11,683	1,594,846
General Electric Co.	176,907	1,404,642
Security Description	Shares	Value
Honeywell International, Inc.	14,427	$1,930,188
Roper Technologies, Inc.	2,097	653,866
		5,583,542
INSURANCE — 2.1%
Aflac, Inc.	14,931	511,272
Allstate Corp.	6,621	607,344
American International Group, Inc.	17,540	425,345
Aon PLC	4,722	779,319
Arthur J Gallagher & Co.	3,781	308,189
Assurant, Inc.	1,221	127,094
Chubb, Ltd.	9,240	1,032,016
Cincinnati Financial Corp.	3,096	233,593
Everest Re Group, Ltd.	844	162,402
Globe Life, Inc.	2,009	144,588
Hartford Financial Services Group, Inc.	7,207	253,975
Lincoln National Corp.	4,038	106,280
Loews Corp.	5,234	182,300
Marsh & McLennan Cos., Inc.	10,277	888,549
MetLife, Inc.	15,957	487,806
Principal Financial Group, Inc.	5,267	165,068
Progressive Corp.	11,795	870,943
Prudential Financial, Inc.	8,183	426,662
Travelers Cos., Inc.	5,255	522,084
Unum Group	4,144	62,201
Willis Towers Watson PLC	2,616	444,328
		8,741,358
INTERACTIVE MEDIA & SERVICES — 5.3%
Alphabet, Inc. Class A (b)	6,063	7,044,903
Alphabet, Inc. Class C (b)	6,048	7,032,675
Facebook, Inc. Class A (b)	48,677	8,119,323
TripAdvisor, Inc.	24	417
Twitter, Inc. (b)	15,587	382,817
		22,580,135
INTERNET & DIRECT MARKETING RETAIL — 4.3%
Amazon.com, Inc. (b)	8,433	16,441,989
Booking Holdings, Inc. (b)	849	1,142,176
eBay, Inc.	15,347	461,331
Expedia Group, Inc.	2,784	156,656
		18,202,152
IT SERVICES — 5.7%
Accenture PLC Class A	12,901	2,106,217
Akamai Technologies, Inc. (b)	3,311	302,923
Alliance Data Systems Corp.	790	26,584
Automatic Data Processing, Inc.	8,778	1,199,777
Broadridge Financial Solutions, Inc.	2,335	221,428
Cognizant Technology Solutions Corp. Class A	11,117	516,607
DXC Technology Co.	5,265	68,708
Fidelity National Information Services, Inc.	12,445	1,513,810
Fiserv, Inc. (b)	11,630	1,104,734
FleetCor Technologies, Inc. (b)	1,772	330,549

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Gartner, Inc. (b)	1,859	$185,101
Global Payments, Inc.	6,069	875,332
International Business Machines Corp.	17,886	1,984,094
Jack Henry & Associates, Inc.	1,560	242,174
Leidos Holdings, Inc.	2,700	247,455
Mastercard, Inc. Class A	17,952	4,336,485
Paychex, Inc.	6,427	404,387
PayPal Holdings, Inc. (b)	23,821	2,280,623
VeriSign, Inc. (b)	2,070	372,786
Visa, Inc. Class A	34,625	5,578,780
Western Union Co.	8,632	156,498
		24,055,052
LEISURE EQUIPMENT & PRODUCTS — 0.0% (d)
Hasbro, Inc.	2,642	189,035
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Agilent Technologies, Inc.	6,356	455,217
Illumina, Inc. (b)	2,963	809,255
IQVIA Holdings, Inc. (b)	3,719	401,131
Mettler-Toledo International, Inc. (b)	485	334,897
PerkinElmer, Inc.	2,199	165,541
Thermo Fisher Scientific, Inc.	8,105	2,298,578
Waters Corp. (b)	1,337	243,401
		4,708,020
MACHINERY — 1.4%
Caterpillar, Inc.	11,209	1,300,692
Cummins, Inc.	3,064	414,621
Deere & Co.	6,379	881,323
Dover Corp.	2,992	251,149
Flowserve Corp.	2,665	63,667
Fortive Corp.	5,910	326,173
IDEX Corp.	1,483	204,817
Illinois Tool Works, Inc.	5,917	840,924
PACCAR, Inc.	7,016	428,888
Parker-Hannifin Corp.	2,592	336,260
Pentair PLC	3,424	101,898
Snap-on, Inc.	1,160	126,231
Stanley Black & Decker, Inc.	3,098	309,800
Westinghouse Air Brake Technologies Corp.	3,748	180,391
Xylem, Inc.	3,632	236,552
		6,003,386
MEDIA — 1.3%
Charter Communications, Inc. Class A (b)	3,161	1,379,176
Comcast Corp. Class A	91,773	3,155,156
Discovery, Inc. Class A (a) (b)	3,274	63,646
Discovery, Inc. Class C (b)	7,048	123,622
DISH Network Corp. Class A (b)	5,017	100,290
Fox Corp. Class A	7,064	166,922
Fox Corp. Class B (b)	3,269	74,795
Interpublic Group of Cos., Inc.	7,805	126,363
News Corp. Class A	7,919	71,073
News Corp. Class B	2,489	22,376
Security Description	Shares	Value
Omnicom Group, Inc.	4,458	$244,744
ViacomCBS, Inc. Class B	10,875	152,359
		5,680,522
METALS & MINING — 0.3%
Freeport-McMoRan, Inc.	28,999	195,743
Newmont Goldcorp Corp.	16,737	757,852
Nucor Corp.	6,067	218,533
		1,172,128
MULTI-UTILITIES — 1.1%
Ameren Corp.	4,971	362,038
CenterPoint Energy, Inc.	10,099	156,030
CMS Energy Corp.	5,767	338,811
Consolidated Edison, Inc.	6,784	529,152
Dominion Energy, Inc.	16,643	1,201,458
DTE Energy Co.	3,904	370,763
NiSource, Inc.	7,393	184,603
Public Service Enterprise Group, Inc.	10,368	465,627
Sempra Energy	5,736	648,111
WEC Energy Group, Inc.	6,388	562,974
		4,819,567
MULTILINE RETAIL — 0.5%
Dollar General Corp.	5,186	783,138
Dollar Tree, Inc. (b)	4,848	356,182
Kohl's Corp.	3,236	47,213
Macy's, Inc. (a)	6,256	30,717
Nordstrom, Inc. (a)	2,114	32,429
Target Corp.	10,331	960,473
		2,210,152
OIL, GAS & CONSUMABLE FUELS — 0.4%
HollyFrontier Corp.	3,092	75,785
Marathon Petroleum Corp.	13,217	312,186
ONEOK, Inc.	8,388	182,942
Phillips 66	9,054	485,747
Valero Energy Corp.	8,399	380,979
Williams Cos., Inc.	24,327	344,227
		1,781,866
PERSONAL PRODUCTS — 0.2%
Coty, Inc. Class A	6,138	31,672
Estee Lauder Cos., Inc. Class A	4,477	713,365
		745,037
PHARMACEUTICALS — 5.3%
Allergan PLC	6,646	1,177,007
Bristol-Myers Squibb Co.	47,361	2,639,902
Eli Lilly & Co.	17,069	2,367,812
Johnson & Johnson	53,232	6,980,312
Merck & Co., Inc.	51,473	3,960,333
Mylan NV (b)	10,254	152,887
Perrigo Co. PLC	2,694	129,554
Pfizer, Inc.	111,882	3,651,828
Zoetis, Inc.	9,652	1,135,944
		22,195,579

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PROFESSIONAL SERVICES — 0.3%
Equifax, Inc.	2,479	$296,117
IHS Markit, Ltd.	8,189	491,340
Nielsen Holdings PLC	7,166	89,862
Robert Half International, Inc.	2,416	91,204
Verisk Analytics, Inc.	3,354	467,480
		1,436,003
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. Class A (b)	6,873	259,181
ROAD & RAIL — 1.0%
CSX Corp.	15,778	904,079
JB Hunt Transport Services, Inc.	1,747	161,126
Kansas City Southern	2,012	255,886
Norfolk Southern Corp.	5,288	772,048
Union Pacific Corp.	14,020	1,977,381
		4,070,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.6%
Advanced Micro Devices, Inc. (b)	23,766	1,080,878
Analog Devices, Inc.	7,507	673,003
Applied Materials, Inc.	18,799	861,370
Broadcom, Inc.	8,009	1,898,934
Intel Corp.	87,958	4,760,287
KLA Corp.	3,219	462,699
Lam Research Corp.	2,960	710,400
Maxim Integrated Products, Inc.	5,415	263,223
Microchip Technology, Inc.	4,837	327,949
Micron Technology, Inc. (b)	22,448	944,163
NVIDIA Corp.	12,365	3,259,414
Qorvo, Inc. (b)	2,442	196,898
QUALCOMM, Inc.	23,148	1,565,962
Skyworks Solutions, Inc.	3,405	304,339
Texas Instruments, Inc.	18,950	1,893,673
Xilinx, Inc.	5,113	398,507
		19,601,699
SOFTWARE — 8.5%
Adobe, Inc. (b)	9,783	3,113,342
ANSYS, Inc. (b)	1,710	397,524
Autodesk, Inc. (b)	4,452	694,957
Cadence Design Systems, Inc. (b)	5,689	375,702
Citrix Systems, Inc.	2,291	324,291
Fortinet, Inc. (b)	2,814	284,692
Intuit, Inc.	5,275	1,213,250
Microsoft Corp.	154,448	24,357,994
NortonLifeLock, Inc.	11,572	216,512
Oracle Corp.	43,934	2,123,330
salesforce.com, Inc. (b)	17,926	2,580,986
Synopsys, Inc. (b)	3,084	397,188
		36,079,768
SPECIALTY RETAIL — 2.2%
Advance Auto Parts, Inc.	1,411	131,675
AutoZone, Inc. (b)	484	409,464
Security Description	Shares	Value
Best Buy Co., Inc.	4,677	$266,589
CarMax, Inc. (a) (b)	3,411	183,614
Gap, Inc. (a)	4,365	30,730
Home Depot, Inc.	22,058	4,118,449
L Brands, Inc. (a)	4,654	53,800
Lowe's Cos., Inc.	15,461	1,330,419
O'Reilly Automotive, Inc. (b)	1,528	460,004
Ross Stores, Inc.	7,312	635,925
Tiffany & Co.	2,199	284,771
TJX Cos., Inc.	24,704	1,181,098
Tractor Supply Co.	2,471	208,923
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,127	198,014
		9,493,475
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.4%
Apple, Inc.	84,561	21,503,017
Hewlett Packard Enterprise Co.	26,256	254,946
HP, Inc.	29,796	517,258
NetApp, Inc.	4,775	199,070
Seagate Technology PLC	4,728	230,726
Western Digital Corp.	6,074	252,800
Xerox Holdings Corp. (b)	3,936	74,548
		23,032,365
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Capri Holdings, Ltd. (b)	3,095	33,395
Hanesbrands, Inc. (a)	7,261	57,144
NIKE, Inc. Class B	25,287	2,092,246
PVH Corp.	1,455	54,766
Ralph Lauren Corp.	1,096	73,246
Tapestry, Inc.	5,721	74,087
Under Armour, Inc. Class A (a) (b)	3,848	35,440
Under Armour, Inc. Class C (b)	4,007	32,297
VF Corp.	6,690	361,795
		2,814,416
TOBACCO — 0.9%
Altria Group, Inc.	37,808	1,462,035
Philip Morris International, Inc.	31,426	2,292,841
		3,754,876
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	11,653	364,156
United Rentals, Inc. (b)	1,504	154,762
W.W. Grainger, Inc.	899	223,401
		742,319
WATER UTILITIES — 0.1%
American Water Works Co., Inc.	3,694	441,655
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
T-Mobile US, Inc. (b)	6,399	536,876
TOTAL COMMON STOCKS (Cost $430,046,456)		421,967,694

See accompanying notes to schedule of investments.

SPDR S&P 500 FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	481,208	$480,774
State Street Navigator Securities Lending Portfolio II (c) (g)	485,824	485,824
TOTAL SHORT-TERM INVESTMENTS (Cost $966,471)		966,598
TOTAL INVESTMENTS — 100.0% (Cost $431,012,927)		422,934,292
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.0)% (d)		(121,192)
NET ASSETS — 100.0%		$422,813,100

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$421,967,694	$—	$—	$421,967,694
Short-Term Investments	966,598	—	—	966,598
TOTAL INVESTMENTS	$422,934,292	$—	$—	$422,934,292
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	5,689	$318,925	$153,178	$36,242	$(14,457)	$(33,865)	7,275	$387,539	$10,366
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	9,971,131	9,489,229	(1,255)	127	481,208	480,774	4,306
State Street Institutional U.S. Government Money Market Fund, Class G Shares	555,441	555,441	1,136,437	1,691,878	—	—	—	—	1,274
State Street Navigator Securities Lending Portfolio II	—	—	6,521,365	6,035,541	—	—	485,824	485,824	1,059
State Street Navigator Securities Lending Portfolio III	—	—	1,281,439	1,281,439	—	—	—	—	131
Total		$874,366	$19,063,550	$18,534,329	$(15,712)	$(33,738)		$1,354,137	$17,136
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.7%
AAR Corp.	56,027	$995,040
Aerojet Rocketdyne Holdings, Inc. (a)	122,634	5,129,780
AeroVironment, Inc. (a)	36,317	2,213,884
Cubic Corp.	52,619	2,173,691
Moog, Inc. Class A	54,241	2,740,798
National Presto Industries, Inc.	8,382	593,529
Park Aerospace Corp.	33,708	424,721
Triumph Group, Inc.	85,254	576,317
		14,847,760
AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	43,922	1,127,478
Echo Global Logistics, Inc. (a)	46,061	786,722
Forward Air Corp.	47,404	2,401,012
Hub Group, Inc. Class A (a)	56,192	2,555,050
		6,870,262
AIRLINES — 0.6%
Allegiant Travel Co.	22,215	1,817,187
Hawaiian Holdings, Inc.	79,861	833,749
SkyWest, Inc.	85,747	2,245,714
		4,896,650
AUTO COMPONENTS — 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	191,317	690,654
Cooper Tire & Rubber Co.	85,441	1,392,688
Cooper-Standard Holdings, Inc. (a)	29,134	299,206
Dorman Products, Inc. (a)	49,296	2,724,590
Fox Factory Holding Corp. (a)	65,191	2,738,022
Garrett Motion, Inc. (a)	128,947	368,789
Gentherm, Inc. (a)	55,751	1,750,581
LCI Industries	42,412	2,834,394
Motorcar Parts of America, Inc. (a)	32,627	410,448
Standard Motor Products, Inc.	33,858	1,407,477
		14,616,849
AUTOMOBILES — 0.2%
Winnebago Industries, Inc.	57,352	1,594,959
BANKS — 9.5%
Allegiance Bancshares, Inc.	32,657	787,360
Ameris Bancorp	111,181	2,641,661
Banc of California, Inc.	74,953	599,624
Banner Corp.	62,780	2,074,251
Berkshire Hills Bancorp, Inc.	72,028	1,070,336
Boston Private Financial Holdings, Inc.	139,474	997,239
Brookline Bancorp, Inc.	135,196	1,525,011
Cadence BanCorp	218,501	1,431,182
Central Pacific Financial Corp.	47,125	749,288
City Holding Co.	27,744	1,845,808
Columbia Banking System, Inc.	121,634	3,259,791
Community Bank System, Inc.	87,189	5,126,713
Security Description	Shares	Value
Customers Bancorp, Inc. (a)	47,819	$522,662
CVB Financial Corp.	225,189	4,515,040
Dime Community Bancshares, Inc.	53,151	728,700
Eagle Bancorp, Inc.	56,673	1,712,091
First BanCorp	365,273	1,943,252
First Commonwealth Financial Corp.	167,493	1,530,886
First Financial Bancorp	167,383	2,495,681
First Midwest Bancorp, Inc.	185,912	2,460,545
Franklin Financial Network, Inc.	23,147	471,967
Glacier Bancorp, Inc.	145,160	4,936,166
Great Western Bancorp, Inc.	95,427	1,954,345
Hanmi Financial Corp.	52,599	570,699
Heritage Financial Corp.	62,253	1,245,060
Hope Bancorp, Inc.	213,131	1,751,937
Independent Bank Corp.	58,125	3,741,506
National Bank Holdings Corp. Class A	52,564	1,256,280
NBT Bancorp, Inc.	73,774	2,389,540
OFG Bancorp	87,363	976,718
Old National Bancorp	286,737	3,782,061
Opus Bank	37,203	644,728
Pacific Premier Bancorp, Inc.	100,218	1,888,107
Preferred Bank	23,060	779,889
S&T Bancorp, Inc.	64,776	1,769,680
Seacoast Banking Corp. of Florida (a)	87,694	1,605,677
ServisFirst Bancshares, Inc.	77,624	2,275,936
Simmons First National Corp. Class A	192,153	3,535,615
Southside Bancshares, Inc.	53,958	1,639,784
Tompkins Financial Corp.	20,785	1,492,363
Triumph Bancorp, Inc. (a)	39,842	1,035,892
United Community Banks, Inc.	133,541	2,445,136
Veritex Holdings, Inc.	80,881	1,129,908
Westamerica Bancorporation	45,571	2,678,663
		84,014,778
BEVERAGES — 0.3%
Coca-Cola Consolidated, Inc.	7,839	1,634,667
MGP Ingredients, Inc. (b)	22,216	597,388
National Beverage Corp. (a) (b)	19,648	837,987
		3,070,042
BIOTECHNOLOGY — 2.5%
Acorda Therapeutics, Inc. (a) (b)	80,694	75,255
AMAG Pharmaceuticals, Inc. (a) (b)	57,013	352,340
Anika Therapeutics, Inc. (a)	23,953	692,481
Cytokinetics, Inc. (a) (b)	100,677	1,186,982
Eagle Pharmaceuticals, Inc. (a)	17,225	792,350
Emergent BioSolutions, Inc. (a)	74,253	4,296,279
Enanta Pharmaceuticals, Inc. (a)	26,522	1,364,027
Momenta Pharmaceuticals, Inc. (a)	191,488	5,208,474
Myriad Genetics, Inc. (a)	125,043	1,789,365
Progenics Pharmaceuticals, Inc. (a) (b)	150,573	572,177
REGENXBIO, Inc. (a) (b)	53,165	1,721,483
Spectrum Pharmaceuticals, Inc. (a)	195,250	454,933

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Vanda Pharmaceuticals, Inc. (a)	89,617	$928,432
Xencor, Inc. (a) (b)	83,114	2,483,446
		21,918,024
BUILDING PRODUCTS — 2.2%
AAON, Inc.	68,756	3,322,290
American Woodmark Corp. (a)	26,587	1,211,570
Apogee Enterprises, Inc.	44,337	923,096
Gibraltar Industries, Inc. (a)	54,543	2,340,985
Griffon Corp.	72,864	921,730
Insteel Industries, Inc.	31,696	419,972
Patrick Industries, Inc.	37,999	1,070,052
PGT Innovations, Inc. (a)	98,502	826,432
Quanex Building Products Corp.	56,102	565,508
Simpson Manufacturing Co., Inc.	68,013	4,215,446
Universal Forest Products, Inc.	103,787	3,859,838
		19,676,919
CAPITAL MARKETS — 0.7%
Blucora, Inc. (a)	83,233	1,002,958
Donnelley Financial Solutions, Inc. (a)	51,389	270,820
Greenhill & Co., Inc.	25,186	247,830
INTL. FCStone, Inc. (a)	27,647	1,002,480
Piper Sandler Cos.	27,231	1,377,072
Virtus Investment Partners, Inc.	11,063	842,005
Waddell & Reed Financial, Inc. Class A (b)	119,531	1,360,263
WisdomTree Investments, Inc.	199,208	464,154
		6,567,582
CHEMICALS — 2.9%
AdvanSix, Inc. (a)	46,405	442,704
American Vanguard Corp.	44,790	647,663
Balchem Corp.	54,471	5,377,377
Ferro Corp. (a)	138,901	1,300,113
FutureFuel Corp.	42,769	482,007
GCP Applied Technologies, Inc. (a)	91,568	1,629,910
Hawkins, Inc.	15,793	562,231
HB Fuller Co.	85,884	2,398,740
Innospec, Inc.	41,422	2,878,415
Koppers Holdings, Inc. (a)	35,813	443,007
Kraton Corp. (a)	53,928	436,817
Livent Corp. (a) (b)	248,485	1,304,546
LSB Industries, Inc. (a) (b)	37,398	78,536
Quaker Chemical Corp. (b)	21,936	2,770,078
Rayonier Advanced Materials, Inc.	91,520	97,011
Stepan Co.	33,799	2,989,860
Tredegar Corp.	41,739	652,381
Trinseo SA	65,820	1,192,000
		25,683,396
COMMERCIAL SERVICES & SUPPLIES — 2.1%
ABM Industries, Inc.	111,890	2,725,640
Brady Corp. Class A	83,876	3,785,324
Harsco Corp. (a)	134,481	937,333
Interface, Inc.	97,872	739,912
Security Description	Shares	Value
Matthews International Corp. Class A	53,279	$1,288,819
Mobile Mini, Inc.	74,453	1,952,902
Pitney Bowes, Inc. (b)	285,901	583,238
RR Donnelley & Sons Co.	121,625	116,578
Team, Inc. (a)	49,765	323,473
UniFirst Corp.	25,820	3,901,144
US Ecology, Inc.	42,746	1,299,478
Viad Corp.	34,602	734,600
		18,388,441
COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	79,537	610,844
Applied Optoelectronics, Inc. (a) (b)	32,410	245,992
CalAmp Corp. (a)	57,751	259,879
Comtech Telecommunications Corp.	41,696	554,140
Digi International, Inc. (a)	47,272	450,975
Extreme Networks, Inc. (a)	202,404	625,428
Harmonic, Inc. (a)	153,168	882,248
NETGEAR, Inc. (a)	51,090	1,166,896
Plantronics, Inc. (b)	56,369	567,072
Viavi Solutions, Inc. (a)	387,477	4,343,617
		9,707,091
CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)	52,057	933,382
Arcosa, Inc.	81,715	3,247,354
Comfort Systems USA, Inc.	61,951	2,264,309
Granite Construction, Inc. (b)	79,529	1,207,250
MYR Group, Inc. (a)	28,112	736,254
		8,388,549
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	26,825	486,605
CONSUMER FINANCE — 0.8%
Encore Capital Group, Inc. (a)	46,285	1,082,143
Enova International, Inc. (a)	55,928	810,396
EZCORP, Inc. Class A (a) (b)	87,987	366,906
Green Dot Corp. Class A (a)	79,620	2,021,552
PRA Group, Inc. (a) (b)	76,368	2,116,921
World Acceptance Corp. (a) (b)	9,275	506,508
		6,904,426
CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	58,869	632,842
DISTRIBUTORS — 0.2%
Core-Mark Holding Co., Inc.	77,530	2,215,032
DIVERSIFIED CONSUMER SERVICES — 0.8%
American Public Education, Inc. (a)	26,002	622,228
Perdoceo Education Corp. (a)	119,356	1,287,851
Regis Corp. (a) (b)	40,643	240,200
Strategic Education, Inc.	37,040	5,176,711
		7,326,990
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Calamos Asset Management, Inc. Class A (a) (c)	16,690	—

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
FGL Holdings (b)	220,110	$2,157,078
		2,157,078
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
ATN International, Inc.	18,430	1,082,025
Cincinnati Bell, Inc. (a)	84,608	1,238,661
Cogent Communications Holdings, Inc.	70,508	5,779,541
Consolidated Communications Holdings, Inc. (b)	122,701	558,290
Iridium Communications, Inc. (a)	164,225	3,667,144
Vonage Holdings Corp. (a)	383,785	2,774,766
		15,100,427
ELECTRIC UTILITIES — 0.5%
El Paso Electric Co.	68,712	4,669,667
ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	44,535	1,252,324
Encore Wire Corp.	35,711	1,499,505
Powell Industries, Inc.	14,693	377,169
Sunrun, Inc. (a)	132,829	1,341,573
Vicor Corp. (a)	31,052	1,383,056
		5,853,627
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.9%
Anixter International, Inc. (a)	50,845	4,467,750
Arlo Technologies, Inc. (a)	128,515	312,291
Badger Meter, Inc.	49,032	2,628,115
Bel Fuse, Inc. Class B	18,419	179,401
Benchmark Electronics, Inc.	64,072	1,280,799
CTS Corp.	54,674	1,360,836
Daktronics, Inc.	66,132	326,031
ePlus, Inc. (a)	23,014	1,441,137
Fabrinet (a)	62,638	3,417,529
FARO Technologies, Inc. (a)	29,320	1,304,740
Insight Enterprises, Inc. (a)	60,479	2,547,980
Itron, Inc. (a)	59,350	3,313,511
KEMET Corp.	97,728	2,361,108
Knowles Corp. (a)	144,771	1,937,036
Methode Electronics, Inc.	63,208	1,670,587
MTS Systems Corp.	30,240	680,400
OSI Systems, Inc. (a)	28,684	1,976,901
PC Connection, Inc.	18,932	780,188
Plexus Corp. (a)	49,164	2,682,388
Rogers Corp. (a)	31,448	2,969,320
Sanmina Corp. (a)	117,834	3,214,512
ScanSource, Inc. (a)	42,912	917,888
TTM Technologies, Inc. (a)	167,158	1,728,414
		43,498,862
ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	217,161	816,525
Diamond Offshore Drilling, Inc. (a) (b)	106,621	195,117
DMC Global, Inc. (b)	25,252	581,049
Dril-Quip, Inc. (a)	60,840	1,855,620
Security Description	Shares	Value
Era Group, Inc. (a)	33,671	$179,467
Exterran Corp. (a)	47,408	227,558
Geospace Technologies Corp. (a)	24,276	155,366
Helix Energy Solutions Group, Inc. (a)	236,994	388,670
KLX Energy Services Holdings, Inc. (a) (b)	37,222	26,055
Matrix Service Co. (a)	45,928	434,938
Nabors Industries, Ltd.	574,427	224,084
Newpark Resources, Inc. (a)	151,491	135,887
Noble Corp. PLC (a)	441,420	114,769
Oceaneering International, Inc. (a)	167,577	492,676
Oil States International, Inc. (a)	104,766	212,675
ProPetro Holding Corp. (a)	141,600	354,000
RPC, Inc. (b)	91,244	187,963
SEACOR Holdings, Inc. (a)	30,206	814,354
TETRA Technologies, Inc. (a)	229,009	73,283
US Silica Holdings, Inc. (b)	120,645	217,161
Valaris PLC (b)	331,894	149,386
		7,836,603
ENTERTAINMENT — 0.2%
Glu Mobile, Inc. (a)	194,907	1,225,965
Marcus Corp.	39,650	488,488
		1,714,453
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.6%
Acadia Realty Trust REIT	147,660	1,829,507
Agree Realty Corp. REIT (b)	76,821	4,755,220
Alexander & Baldwin, Inc. REIT	115,242	1,293,015
American Assets Trust, Inc. REIT	81,121	2,028,025
Armada Hoffler Properties, Inc. REIT	93,800	1,003,660
CareTrust REIT, Inc.	160,793	2,378,128
CBL & Associates Properties, Inc. REIT (b)	296,499	59,329
Cedar Realty Trust, Inc. REIT	147,533	137,663
Chatham Lodging Trust REIT	81,134	481,936
Community Healthcare Trust, Inc. REIT	31,540	1,207,351
DiamondRock Hospitality Co. REIT	341,642	1,735,541
Easterly Government Properties, Inc. REIT	125,429	3,090,571
Essential Properties Realty Trust, Inc. REIT (b)	148,743	1,942,584
Four Corners Property Trust, Inc. REIT	115,934	2,169,125
Franklin Street Properties Corp. REIT	179,139	1,026,466
Getty Realty Corp. REIT	58,474	1,388,173
Global Net Lease, Inc. REIT	150,470	2,011,784
Hersha Hospitality Trust REIT	60,552	216,776
Independence Realty Trust, Inc. REIT (b)	154,986	1,385,575
Industrial Logistics Properties Trust REIT	111,012	1,947,151

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Innovative Industrial Properties, Inc. REIT	28,988	$2,201,059
Investors Real Estate Trust REIT	19,814	1,089,770
iStar, Inc. REIT (b)	127,036	1,347,852
Kite Realty Group Trust REIT	141,021	1,335,469
Lexington Realty Trust REIT	419,598	4,166,608
LTC Properties, Inc. REIT	67,423	2,083,371
National Storage Affiliates Trust REIT	100,406	2,972,018
NexPoint Residential Trust, Inc. REIT (b)	37,887	955,131
Office Properties Income Trust REIT	81,157	2,211,528
Pennsylvania Real Estate Investment Trust (b)	106,163	96,778
Retail Opportunity Investments Corp. REIT	197,107	1,634,017
RPT Realty REIT	136,677	824,162
Safehold, Inc. REIT (b)	20,801	1,315,247
Saul Centers, Inc. REIT	19,911	651,886
Summit Hotel Properties, Inc. REIT	178,968	755,245
Tanger Factory Outlet Centers, Inc. REIT (b)	158,719	793,595
Uniti Group, Inc. REIT (b)	325,252	1,961,270
Universal Health Realty Income Trust REIT	21,355	2,152,798
Urstadt Biddle Properties, Inc. Class A REIT	50,617	713,700
Washington Prime Group, Inc. REIT (b)	322,660	259,774
Washington Real Estate Investment Trust	135,875	3,243,336
Whitestone REIT	69,923	433,523
Xenia Hotels & Resorts, Inc. REIT	189,307	1,949,862
		67,235,579
FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	54,745	1,026,469
Chefs' Warehouse, Inc. (a)	42,749	430,482
PriceSmart, Inc.	37,533	1,972,359
SpartanNash Co.	61,278	877,501
United Natural Foods, Inc. (a) (b)	89,282	819,609
		5,126,420
FOOD PRODUCTS — 1.4%
B&G Foods, Inc. (b)	107,712	1,948,510
Calavo Growers, Inc. (b)	27,500	1,586,475
Cal-Maine Foods, Inc.	51,019	2,243,816
Fresh Del Monte Produce, Inc.	51,517	1,422,384
J&J Snack Foods Corp.	25,169	3,045,449
John B Sanfilippo & Son, Inc.	14,732	1,317,041
Seneca Foods Corp. Class A (a)	11,746	467,256
		12,030,931
GAS UTILITIES — 0.8%
Northwest Natural Holding Co.	51,474	3,178,519
South Jersey Industries, Inc.	156,357	3,908,925
		7,087,444
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 3.9%
AngioDynamics, Inc. (a)	62,688	$653,836
Cardiovascular Systems, Inc. (a)	59,193	2,084,186
CONMED Corp.	47,931	2,745,008
CryoLife, Inc. (a)	63,257	1,070,308
Cutera, Inc. (a)	24,293	317,267
Glaukos Corp. (a)	65,633	2,025,434
Heska Corp. (a)	11,774	651,102
Inogen, Inc. (a)	31,035	1,603,268
Integer Holdings Corp. (a)	55,333	3,478,232
Invacare Corp.	58,533	434,900
Lantheus Holdings, Inc. (a)	67,593	862,487
LeMaitre Vascular, Inc.	27,637	688,714
Meridian Bioscience, Inc. (a)	69,504	583,834
Merit Medical Systems, Inc. (a)	93,046	2,907,688
Mesa Laboratories, Inc. (b)	6,716	1,518,420
Natus Medical, Inc. (a)	57,957	1,340,545
Neogen Corp. (a)	88,781	5,947,439
OraSure Technologies, Inc. (a)	104,123	1,120,364
Orthofix Medical, Inc. (a)	31,970	895,480
Surmodics, Inc. (a)	23,264	775,157
Tactile Systems Technology, Inc. (a)	31,765	1,275,682
Varex Imaging Corp. (a)	65,324	1,483,508
		34,462,859
HEALTH CARE PROVIDERS & SERVICES — 3.7%
Addus HomeCare Corp. (a)	22,852	1,544,795
AMN Healthcare Services, Inc. (a)	78,850	4,558,319
BioTelemetry, Inc. (a) (b)	57,210	2,203,157
Community Health Systems, Inc. (a) (b)	200,479	669,600
CorVel Corp. (a)	15,208	828,988
Covetrus, Inc. (a) (b)	163,511	1,330,980
Cross Country Healthcare, Inc. (a)	61,203	412,508
Ensign Group, Inc.	84,856	3,191,434
Hanger, Inc. (a)	63,416	988,021
LHC Group, Inc. (a)	49,978	7,006,916
Magellan Health, Inc. (a)	37,064	1,783,149
Owens & Minor, Inc.	105,031	961,034
Providence Service Corp. (a)	18,974	1,041,293
RadNet, Inc. (a)	70,593	741,932
Select Medical Holdings Corp. (a)	182,300	2,734,500
The Pennant Group, Inc. (a)	44,389	628,548
Tivity Health, Inc. (a) (b)	73,092	459,749
US Physical Therapy, Inc.	21,744	1,500,336
		32,585,259
HEALTH CARE TECHNOLOGY — 1.4%
Computer Programs & Systems, Inc.	20,832	463,512
HealthStream, Inc. (a)	43,287	1,036,724
HMS Holdings Corp. (a)	149,022	3,765,786
NextGen Healthcare, Inc. (a)	81,220	847,937
Omnicell, Inc. (a)	70,699	4,636,440
Tabula Rasa HealthCare, Inc. (a) (b)	32,868	1,718,668
		12,469,067

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.2%
BJ's Restaurants, Inc.	32,327	$449,022
Bloomin' Brands, Inc.	148,150	1,057,791
Chuy's Holdings, Inc. (a)	28,513	287,126
Dave & Buster's Entertainment, Inc. (b)	52,404	685,444
Dine Brands Global, Inc.	28,757	824,751
El Pollo Loco Holdings, Inc. (a) (b)	33,213	280,650
Fiesta Restaurant Group, Inc. (a)	32,891	132,551
Monarch Casino & Resort, Inc. (a)	20,162	565,947
Red Robin Gourmet Burgers, Inc. (a)	21,876	186,383
Ruth's Hospitality Group, Inc.	46,178	308,469
Shake Shack, Inc. Class A (a) (b)	52,440	1,979,086
Wingstop, Inc.	49,798	3,968,901
		10,726,121
HOUSEHOLD DURABLES — 2.3%
Cavco Industries, Inc. (a)	14,421	2,090,180
Century Communities, Inc. (a)	45,232	656,316
Ethan Allen Interiors, Inc.	41,795	427,145
Installed Building Products, Inc. (a)	36,266	1,445,926
iRobot Corp. (a) (b)	47,595	1,946,636
La-Z-Boy, Inc.	78,726	1,617,819
LGI Homes, Inc. (a)	37,508	1,693,486
M/I Homes, Inc. (a)	47,636	787,423
MDC Holdings, Inc.	84,180	1,952,976
Meritage Homes Corp. (a)	60,926	2,224,408
TopBuild Corp. (a)	57,536	4,121,879
Tupperware Brands Corp.	86,429	140,015
Universal Electronics, Inc. (a)	23,262	892,563
		19,996,772
HOUSEHOLD PRODUCTS — 0.8%
Central Garden & Pet Co. (a)	16,337	449,268
Central Garden & Pet Co. Class A (a)	67,576	1,727,918
WD-40 Co. (b)	23,167	4,653,092
		6,830,278
INDUSTRIAL CONGLOMERATES — 0.1%
Raven Industries, Inc.	60,812	1,291,039
INSURANCE — 3.5%
Ambac Financial Group, Inc. (a)	77,057	950,883
American Equity Investment Life Holding Co.	153,983	2,894,880
AMERISAFE, Inc.	32,720	2,109,458
eHealth, Inc. (a)	41,951	5,907,540
Employers Holdings, Inc.	53,510	2,167,690
HCI Group, Inc. (b)	10,590	426,248
Horace Mann Educators Corp.	69,347	2,537,407
James River Group Holdings, Ltd.	51,702	1,873,680
Kinsale Capital Group, Inc. (b)	34,895	3,647,574
ProAssurance Corp.	91,311	2,282,775
Safety Insurance Group, Inc.	24,864	2,099,268
Stewart Information Services Corp.	40,115	1,069,867
Third Point Reinsurance, Ltd. (a)	134,468	996,408
United Fire Group, Inc.	36,123	1,177,971
United Insurance Holdings Corp.	34,084	314,936
Security Description	Shares	Value
Universal Insurance Holdings, Inc.	52,142	$934,385
		31,390,970
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	78,297	630,291
INTERNET & DIRECT MARKETING RETAIL — 0.6%
Liquidity Services, Inc. (a)	42,985	166,782
PetMed Express, Inc.	33,899	975,613
Shutterstock, Inc.	32,108	1,032,593
Stamps.com, Inc. (a)	27,297	3,550,794
		5,725,782
IT SERVICES — 2.4%
Cardtronics PLC Class A (a)	61,538	1,287,375
CSG Systems International, Inc.	55,513	2,323,219
EVERTEC, Inc.	100,480	2,283,910
ExlService Holdings, Inc. (a)	57,727	3,003,536
ManTech International Corp. Class A	45,490	3,305,758
NIC, Inc.	112,760	2,593,480
Perficient, Inc. (a)	55,514	1,503,874
Sykes Enterprises, Inc. (a)	65,606	1,779,235
TTEC Holdings, Inc.	29,754	1,092,567
Unisys Corp. (a)	87,509	1,080,736
Virtusa Corp. (a)	50,324	1,429,202
		21,682,892
LEISURE EQUIPMENT & PRODUCTS — 0.4%
Callaway Golf Co.	158,906	1,624,019
Sturm Ruger & Co., Inc.	27,596	1,404,913
Vista Outdoor, Inc. (a)	96,664	850,643
		3,879,575
LIFE SCIENCES TOOLS & SERVICES — 1.1%
Luminex Corp.	70,191	1,932,358
Medpace Holdings, Inc. (a)	46,303	3,397,714
NeoGenomics, Inc. (a)	176,123	4,862,756
		10,192,828
MACHINERY — 5.8%
Alamo Group, Inc.	16,398	1,455,814
Albany International Corp. Class A	51,913	2,457,042
Astec Industries, Inc.	38,225	1,336,728
Barnes Group, Inc.	80,320	3,359,786
Briggs & Stratton Corp. (b)	72,134	130,563
Chart Industries, Inc. (a)	61,135	1,771,692
CIRCOR International, Inc. (a)	33,419	388,663
Enerpac Tool Group Corp.	90,940	1,505,057
EnPro Industries, Inc.	35,161	1,391,672
ESCO Technologies, Inc.	43,993	3,339,509
Federal Signal Corp.	102,362	2,792,435
Franklin Electric Co., Inc.	65,062	3,066,372
Greenbrier Cos., Inc.	54,436	965,695
Hillenbrand, Inc.	124,726	2,383,514
John Bean Technologies Corp.	53,365	3,963,419
Lindsay Corp.	18,169	1,663,917
Lydall, Inc. (a)	28,556	184,472
Meritor, Inc. (a)	125,871	1,667,791

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Mueller Industries, Inc.	95,859	$2,294,864
Proto Labs, Inc. (a)	45,284	3,447,471
SPX Corp. (a)	74,610	2,435,270
SPX FLOW, Inc. (a)	72,271	2,053,942
Standex International Corp.	20,869	1,022,998
Tennant Co.	30,725	1,780,514
Titan International, Inc.	83,502	129,428
Wabash National Corp.	89,850	648,717
Watts Water Technologies, Inc. Class A	46,586	3,943,505
		51,580,850
MARINE — 0.2%
Matson, Inc.	72,176	2,210,029
MEDIA — 0.3%
EW Scripps Co. Class A (b)	91,147	687,248
Gannett Co., Inc. (b)	207,492	307,088
Scholastic Corp.	52,250	1,331,853
TechTarget, Inc. (a)	38,334	790,064
		3,116,253
METALS & MINING — 0.9%
Century Aluminum Co. (a)	85,439	309,289
Cleveland-Cliffs, Inc. (b)	667,889	2,638,162
Haynes International, Inc.	20,387	420,176
Kaiser Aluminum Corp.	26,812	1,857,535
Materion Corp.	34,667	1,213,692
Olympic Steel, Inc.	14,567	150,769
SunCoke Energy, Inc.	146,332	563,378
TimkenSteel Corp. (a) (b)	68,467	221,148
Warrior Met Coal, Inc.	86,816	921,986
		8,296,135
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.1%
Apollo Commercial Real Estate Finance, Inc. REIT	242,786	1,801,472
ARMOUR Residential REIT, Inc.	99,228	874,199
Capstead Mortgage Corp. REIT	161,643	678,901
Granite Point Mortgage Trust, Inc. REIT	93,245	472,752
Invesco Mortgage Capital, Inc. REIT	272,137	927,987
KKR Real Estate Finance Trust, Inc. REIT (b)	39,915	599,124
New York Mortgage Trust, Inc. REIT	621,459	963,262
PennyMac Mortgage Investment Trust REIT	169,469	1,799,761
Ready Capital Corp. REIT	59,555	429,987
Redwood Trust, Inc. REIT	190,356	963,201
		9,510,646
MULTI-UTILITIES — 0.5%
Avista Corp.	112,556	4,782,504
MULTILINE RETAIL — 0.1%
Big Lots, Inc.	65,513	931,595
JC Penney Co., Inc. (a) (b)	514,426	185,193
		1,116,788
Security Description	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 1.0%
Bonanza Creek Energy, Inc. (a)	32,274	$363,082
Callon Petroleum Co. (a) (b)	665,453	364,602
CONSOL Energy, Inc. (a) (b)	44,071	162,622
Denbury Resources, Inc. (a) (b)	831,643	153,521
Dorian LPG, Ltd. (a)	49,489	431,049
Green Plains, Inc. (b)	58,050	281,542
Gulfport Energy Corp. (a) (b)	253,350	112,665
HighPoint Resources Corp. (a)	193,197	36,707
Laredo Petroleum, Inc. (a) (b)	303,803	115,384
Oasis Petroleum, Inc. (a)	490,788	171,776
Par Pacific Holdings, Inc. (a)	62,717	445,291
PDC Energy, Inc. (a)	165,055	1,024,992
Penn Virginia Corp. (a)	23,864	73,740
QEP Resources, Inc.	411,327	137,589
Range Resources Corp. (b)	349,928	797,836
Renewable Energy Group, Inc. (a) (b)	66,187	1,358,819
REX American Resources Corp. (a)	9,135	424,869
Ring Energy, Inc. (a) (b)	106,685	70,273
SM Energy Co.	177,653	216,737
Southwestern Energy Co. (a) (b)	910,835	1,539,311
Talos Energy, Inc. (a)	32,856	188,922
Whiting Petroleum Corp. (a) (b)	154,418	103,522
		8,574,851
PAPER & FOREST PRODUCTS — 0.7%
Boise Cascade Co.	66,006	1,569,623
Clearwater Paper Corp. (a)	28,553	622,741
Mercer International, Inc.	67,419	488,113
Neenah, Inc.	28,607	1,233,820
PH Glatfelter Co.	75,658	924,541
Schweitzer-Mauduit International, Inc.	52,618	1,463,833
		6,302,671
PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	30,042	1,392,447
Medifast, Inc. (b)	19,839	1,239,937
USANA Health Sciences, Inc. (a)	21,475	1,240,396
		3,872,780
PHARMACEUTICALS — 1.3%
Akorn, Inc. (a)	167,586	94,049
Amphastar Pharmaceuticals, Inc. (a)	57,967	860,230
ANI Pharmaceuticals, Inc. (a)	15,951	649,844
Corcept Therapeutics, Inc. (a) (b)	173,074	2,057,850
Endo International PLC (a)	339,199	1,255,036
Innoviva, Inc. (a)	111,323	1,309,159
Lannett Co., Inc. (a) (b)	52,951	368,009
Pacira BioSciences, Inc. (a) (b)	70,265	2,355,986
Phibro Animal Health Corp. Class A	34,036	822,650
Supernus Pharmaceuticals, Inc. (a)	89,226	1,605,176
		11,377,989
PROFESSIONAL SERVICES — 1.3%
Exponent, Inc.	87,440	6,287,810
Forrester Research, Inc. (a)	18,328	535,728

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Heidrick & Struggles International, Inc.	32,362	$728,145
Kelly Services, Inc. Class A	55,477	704,003
Korn Ferry	93,907	2,283,818
Resources Connection, Inc.	49,516	543,191
TrueBlue, Inc. (a)	66,584	849,612
		11,932,307
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	39,828	1,079,339
RE/MAX Holdings, Inc. Class A	30,134	660,537
Realogy Holdings Corp.	193,787	583,299
St. Joe Co. (a) (b)	53,087	890,800
		3,213,975
ROAD & RAIL — 0.8%
ArcBest Corp.	42,723	748,507
Heartland Express, Inc.	79,188	1,470,521
Marten Transport, Ltd.	64,567	1,324,915
Saia, Inc. (a)	43,852	3,224,876
		6,768,819
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.8%
Advanced Energy Industries, Inc. (a)	64,857	3,144,916
Axcelis Technologies, Inc. (a)	54,502	997,932
Brooks Automation, Inc.	122,384	3,732,712
CEVA, Inc. (a)	37,087	924,579
Cohu, Inc.	69,852	864,768
Diodes, Inc. (a)	69,657	2,830,512
DSP Group, Inc. (a)	38,217	512,108
FormFactor, Inc. (a)	127,419	2,559,848
Ichor Holdings, Ltd. (a)	38,158	731,107
Kulicke & Soffa Industries, Inc.	106,735	2,227,559
MaxLinear, Inc. (a) (b)	109,690	1,280,082
Onto Innovation, Inc. (a)	82,557	2,449,466
PDF Solutions, Inc. (a)	47,445	556,055
Photronics, Inc. (a)	112,414	1,153,368
Power Integrations, Inc.	49,603	4,381,433
Rambus, Inc. (a)	187,611	2,082,482
SMART Global Holdings, Inc. (a)	22,800	554,040
Ultra Clean Holdings, Inc. (a) (b)	66,658	919,880
Veeco Instruments, Inc. (a)	84,108	804,914
Xperi Corp. (b)	82,202	1,143,430
		33,851,191
SOFTWARE — 2.8%
8x8, Inc. (a)	168,830	2,339,984
Agilysys, Inc. (a)	34,294	572,710
Alarm.com Holdings, Inc. (a) (b)	61,331	2,386,389
Bottomline Technologies DE, Inc. (a)	64,181	2,352,234
Ebix, Inc. (b)	37,684	572,043
LivePerson, Inc. (a) (b)	104,640	2,380,560
MicroStrategy, Inc. Class A (a)	14,010	1,654,581
OneSpan, Inc. (a) (b)	54,576	990,554
Progress Software Corp.	76,075	2,434,400
Qualys, Inc. (a)	56,484	4,913,543
Security Description	Shares	Value
SPS Commerce, Inc. (a)	58,847	$2,736,974
TiVo Corp.	210,825	1,492,641
		24,826,613
SPECIALTY RETAIL — 2.5%
Abercrombie & Fitch Co. Class A	106,716	970,048
America's Car-Mart, Inc. (a)	10,448	588,745
Asbury Automotive Group, Inc. (a)	32,658	1,803,701
Barnes & Noble Education, Inc. (a)	66,960	91,066
Boot Barn Holdings, Inc. (a) (b)	47,899	619,334
Buckle, Inc. (b)	48,767	668,596
Caleres, Inc.	69,966	363,823
Cato Corp. Class A	36,237	386,649
Chico's FAS, Inc.	202,645	261,412
Children's Place, Inc. (b)	26,444	517,245
Conn's, Inc. (a) (b)	33,216	138,843
Designer Brands, Inc. Class A (b)	92,171	459,012
Express, Inc. (a)	114,629	170,797
GameStop Corp. Class A (b)	113,073	395,755
Genesco, Inc. (a)	23,555	314,224
Group 1 Automotive, Inc.	29,838	1,320,630
Guess?, Inc.	71,194	481,983
Haverty Furniture Cos., Inc.	30,237	359,518
Hibbett Sports, Inc. (a)	28,972	316,809
Lithia Motors, Inc. Class A	38,290	3,131,739
Lumber Liquidators Holdings, Inc. (a) (b)	49,360	231,498
MarineMax, Inc. (a)	35,921	374,297
Michaels Cos., Inc. (a) (b)	128,663	208,434
Monro, Inc.	56,053	2,455,682
Office Depot, Inc.	930,725	1,526,389
Rent-A-Center, Inc.	82,753	1,170,127
Shoe Carnival, Inc. (b)	14,941	310,325
Signet Jewelers, Ltd. (b)	87,866	566,736
Sleep Number Corp. (a)	47,977	919,239
Sonic Automotive, Inc. Class A (b)	40,707	540,589
Tailored Brands, Inc. (b)	86,271	150,111
Zumiez, Inc. (a)	34,869	603,931
		22,417,287
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
3D Systems Corp. (a) (b)	201,305	1,552,062
Diebold Nixdorf, Inc. (a) (b)	130,222	458,381
		2,010,443
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Crocs, Inc. (a)	116,392	1,977,500
Fossil Group, Inc. (a) (b)	81,700	268,793
G-III Apparel Group, Ltd. (a)	73,442	565,503
Kontoor Brands, Inc. (a) (b)	78,581	1,506,398
Movado Group, Inc.	29,076	343,678
Oxford Industries, Inc.	29,012	1,051,975
Steven Madden, Ltd.	130,572	3,033,188
Unifi, Inc. (a)	23,720	273,966
Vera Bradley, Inc. (a)	41,396	170,551

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Wolverine World Wide, Inc.	136,918	$2,081,154
		11,272,706
THRIFTS & MORTGAGE FINANCE — 1.5%
Axos Financial, Inc. (a)	90,901	1,648,035
Flagstar Bancorp, Inc.	58,892	1,167,828
HomeStreet, Inc.	40,987	911,141
Meta Financial Group, Inc.	58,801	1,277,158
NMI Holdings, Inc. Class A (a)	114,211	1,325,990
Northfield Bancorp, Inc.	73,356	820,854
Northwest Bancshares, Inc.	168,708	1,951,951
Provident Financial Services, Inc.	102,297	1,315,539
TrustCo Bank Corp. NY	162,843	880,981
Walker & Dunlop, Inc.	48,271	1,943,873
		13,243,350
TOBACCO — 0.4%
Universal Corp.	41,706	1,843,822
Vector Group, Ltd.	194,153	1,828,921
		3,672,743
TRADING COMPANIES & DISTRIBUTORS — 0.8%
Applied Industrial Technologies, Inc.	65,381	2,989,219
DXP Enterprises, Inc. (a)	27,137	332,700
Foundation Building Materials, Inc. (a)	30,026	308,968
GMS, Inc. (a)	72,272	1,136,839
Kaman Corp.	46,869	1,803,050
Veritiv Corp. (a)	21,656	170,216
		6,740,992
WATER UTILITIES — 1.0%
American States Water Co.	62,194	5,083,738
California Water Service Group	81,491	4,100,627
		9,184,365
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Shenandoah Telecommunications Co.	79,257	3,903,407
Security Description	Shares	Value
Spok Holdings, Inc.	27,359	$292,468
		4,195,875
TOTAL COMMON STOCKS (Cost $1,222,959,566)		886,054,183
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	867,458	866,677
State Street Navigator Securities Lending Portfolio II (f) (g)	24,814,052	24,814,052
TOTAL SHORT-TERM INVESTMENTS (Cost $25,680,500)		25,680,729
TOTAL INVESTMENTS — 102.6% (Cost $1,248,640,066)		911,734,912
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.6)%		(23,396,017)
NET ASSETS — 100.0%		$888,338,895
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$886,054,183	$—	$0(a)	$886,054,183
Short-Term Investments	25,680,729	—	—	25,680,729
TOTAL INVESTMENTS	$911,734,912	$—	$0	$911,734,912
(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2020.
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$42,415,114	$41,546,949	$(1,717)	$229	867,458	$866,677	$12,731
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,162,572	1,162,572	7,288,756	8,451,328	—	—	—	—	2,656
State Street Navigator Securities Lending Portfolio II	—	—	158,062,342	133,248,290	—	—	24,814,052	24,814,052	336,466
State Street Navigator Securities Lending Portfolio III	20,936,838	20,936,838	100,062,112	120,998,950	—	—	—	—	134,782
Total		$22,099,410	$307,828,324	$304,245,517	$(1,717)	$229		$25,680,729	$486,635
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
Aerojet Rocketdyne Holdings, Inc. (a)	339,726	$14,210,739
AeroVironment, Inc. (a)	60,074	3,662,111
Cubic Corp.	74,047	3,058,881
Moog, Inc. Class A	73,581	3,718,048
Triumph Group, Inc. (b)	234,254	1,583,557
		26,233,336
AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	131,663	6,668,731
AIRLINES — 0.4%
Allegiant Travel Co.	61,712	5,048,042
AUTO COMPONENTS — 1.6%
Dorman Products, Inc. (a)	73,356	4,054,386
Fox Factory Holding Corp. (a) (b)	180,340	7,574,280
Gentherm, Inc. (a)	74,110	2,327,054
LCI Industries	116,839	7,808,350
		21,764,070
AUTOMOBILES — 0.3%
Winnebago Industries, Inc. (b)	159,768	4,443,148
BANKS — 5.5%
Ameris Bancorp	136,846	3,251,461
Brookline Bancorp, Inc.	165,458	1,866,366
Central Pacific Financial Corp.	70,929	1,127,771
City Holding Co.	46,082	3,065,835
Community Bank System, Inc.	137,681	8,095,643
CVB Financial Corp.	297,938	5,973,657
First BanCorp	491,663	2,615,647
First Commonwealth Financial Corp.	259,529	2,372,095
Glacier Bancorp, Inc.	238,744	8,118,490
Independent Bank Corp.	104,427	6,721,966
National Bank Holdings Corp. Class A	105,819	2,529,074
NBT Bancorp, Inc.	105,281	3,410,052
Preferred Bank	64,155	2,169,722
Seacoast Banking Corp. of Florida (a)	138,338	2,532,969
ServisFirst Bancshares, Inc.	217,279	6,370,620
Tompkins Financial Corp.	32,305	2,319,499
Triumph Bancorp, Inc. (a)	76,930	2,000,180
United Community Banks, Inc.	257,910	4,722,332
Veritex Holdings, Inc.	108,509	1,515,871
Westamerica Bancorporation	68,884	4,049,002
		74,828,252
BEVERAGES — 0.5%
Coca-Cola Consolidated, Inc.	21,678	4,520,514
MGP Ingredients, Inc. (b)	27,580	741,626
National Beverage Corp. (a) (b)	26,394	1,125,704
		6,387,844
BIOTECHNOLOGY — 2.8%
Anika Therapeutics, Inc. (a)	67,210	1,943,041
Security Description	Shares	Value
Cytokinetics, Inc. (a) (b)	153,135	$1,805,462
Eagle Pharmaceuticals, Inc. (a)	47,724	2,195,304
Emergent BioSolutions, Inc. (a)	124,934	7,228,681
Enanta Pharmaceuticals, Inc. (a)	74,357	3,824,181
Momenta Pharmaceuticals, Inc. (a)	323,446	8,797,731
Progenics Pharmaceuticals, Inc. (a) (b)	195,507	742,927
REGENXBIO, Inc. (a) (b)	148,645	4,813,125
Spectrum Pharmaceuticals, Inc. (a) (b)	223,634	521,067
Vanda Pharmaceuticals, Inc. (a)	143,269	1,484,267
Xencor, Inc. (a) (b)	132,548	3,960,534
		37,316,320
BUILDING PRODUCTS — 3.4%
AAON, Inc. (b)	189,918	9,176,838
American Woodmark Corp. (a)	72,603	3,308,519
Apogee Enterprises, Inc.	62,598	1,303,290
Gibraltar Industries, Inc. (a)	106,366	4,565,229
Griffon Corp.	200,750	2,539,487
Patrick Industries, Inc.	103,881	2,925,289
Simpson Manufacturing Co., Inc.	189,231	11,728,537
Universal Forest Products, Inc.	287,857	10,705,402
		46,252,591
CAPITAL MARKETS — 0.5%
Blucora, Inc. (a)	129,155	1,556,318
Greenhill & Co., Inc.	31,607	311,013
Piper Sandler Cos.	38,193	1,931,420
Virtus Investment Partners, Inc.	34,740	2,644,061
		6,442,812
CHEMICALS — 2.5%
American Vanguard Corp.	66,335	959,204
Balchem Corp.	150,934	14,900,205
HB Fuller Co.	135,374	3,780,996
Innospec, Inc.	114,383	7,948,475
Koppers Holdings, Inc. (a)	97,522	1,206,347
Stepan Co.	51,207	4,529,771
Tredegar Corp.	67,513	1,055,228
		34,380,226
COMMERCIAL SERVICES & SUPPLIES — 2.0%
Brady Corp. Class A	157,933	7,127,516
Harsco Corp. (a)	177,805	1,239,301
Interface, Inc.	178,973	1,353,036
Mobile Mini, Inc.	108,147	2,836,696
RR Donnelley & Sons Co.	334,187	320,318
UniFirst Corp.	71,766	10,843,125
US Ecology, Inc.	57,541	1,749,247
Viad Corp.	57,497	1,220,661
		26,689,900
COMMUNICATIONS EQUIPMENT — 1.4%
Comtech Telecommunications Corp.	115,000	1,528,350
Digi International, Inc. (a)	133,440	1,273,017

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Extreme Networks, Inc. (a)	573,007	$1,770,592
Harmonic, Inc. (a) (b)	449,664	2,590,065
Viavi Solutions, Inc. (a)	1,077,799	12,082,127
		19,244,151
CONSTRUCTION & ENGINEERING — 0.4%
Comfort Systems USA, Inc.	117,965	4,311,621
MYR Group, Inc. (a)	36,890	966,149
		5,277,770
CONSUMER FINANCE — 0.4%
Enova International, Inc. (a)	159,154	2,306,142
PRA Group, Inc. (a)	100,577	2,787,994
		5,094,136
DIVERSIFIED CONSUMER SERVICES — 0.7%
Perdoceo Education Corp. (a)	145,974	1,575,059
Strategic Education, Inc.	54,338	7,594,279
		9,169,338
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.8%
Cogent Communications Holdings, Inc.	195,634	16,036,119
Iridium Communications, Inc. (a) (b)	216,123	4,826,027
Vonage Holdings Corp. (a)	483,702	3,497,165
		24,359,311
ELECTRIC UTILITIES — 0.6%
El Paso Electric Co.	111,378	7,569,249
ELECTRICAL EQUIPMENT — 0.6%
Encore Wire Corp.	58,286	2,447,429
Sunrun, Inc. (a)	237,796	2,401,740
Vicor Corp. (a) (b)	86,374	3,847,098
		8,696,267
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Arlo Technologies, Inc. (a)	183,247	445,290
Badger Meter, Inc.	86,814	4,653,230
Benchmark Electronics, Inc.	90,455	1,808,195
CTS Corp.	82,966	2,065,024
ePlus, Inc. (a)	29,330	1,836,645
Fabrinet (a)	172,862	9,431,351
FARO Technologies, Inc. (a)	41,823	1,861,124
Insight Enterprises, Inc. (a)	84,761	3,570,981
Itron, Inc. (a)	165,114	9,218,315
KEMET Corp.	273,790	6,614,766
Knowles Corp. (a)	288,579	3,861,187
Methode Electronics, Inc.	118,787	3,139,540
OSI Systems, Inc. (a)	79,745	5,496,025
PC Connection, Inc.	22,212	915,357
Plexus Corp. (a)	136,170	7,429,435
Rogers Corp. (a)	87,658	8,276,668
		70,623,133
Security Description	Shares	Value
ENERGY EQUIPMENT & SERVICES — 0.3%
DMC Global, Inc. (b)	69,072	$1,589,347
Geospace Technologies Corp. (a)	64,258	411,251
Helix Energy Solutions Group, Inc. (a) (b)	678,637	1,112,965
Newpark Resources, Inc. (a)	215,665	193,451
SEACOR Holdings, Inc. (a)	44,651	1,203,791
		4,510,805
ENTERTAINMENT — 0.3%
Glu Mobile, Inc. (a)	546,278	3,436,089
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.7%
Acadia Realty Trust REIT	222,959	2,762,462
Agree Realty Corp. REIT (b)	213,894	13,240,039
Alexander & Baldwin, Inc. REIT	137,584	1,543,692
American Assets Trust, Inc. REIT	134,197	3,354,925
Armada Hoffler Properties, Inc. REIT	114,959	1,230,061
CareTrust REIT, Inc.	220,681	3,263,872
Community Healthcare Trust, Inc. REIT	96,246	3,684,297
Easterly Government Properties, Inc. REIT	195,757	4,823,453
Essential Properties Realty Trust, Inc. REIT (b)	411,833	5,378,539
Four Corners Property Trust, Inc. REIT	191,373	3,580,589
Getty Realty Corp. REIT	85,452	2,028,631
Independence Realty Trust, Inc. REIT (b)	244,229	2,183,407
Innovative Industrial Properties, Inc. REIT	80,798	6,134,992
Investors Real Estate Trust REIT	42,988	2,364,340
Lexington Realty Trust REIT	572,028	5,680,238
LTC Properties, Inc. REIT	99,289	3,068,030
National Storage Affiliates Trust REIT	159,144	4,710,662
NexPoint Residential Trust, Inc. REIT	78,388	1,976,162
Retail Opportunity Investments Corp. REIT	296,939	2,461,624
Safehold, Inc. REIT (b)	62,031	3,922,220
Saul Centers, Inc. REIT	31,677	1,037,105
Universal Health Realty Income Trust REIT	59,887	6,037,208
Urstadt Biddle Properties, Inc. Class A REIT	88,709	1,250,797
Washington Real Estate Investment Trust	180,332	4,304,525
		90,021,870
FOOD & STAPLES RETAILING — 0.2%
PriceSmart, Inc.	46,208	2,428,230
FOOD PRODUCTS — 1.1%
Calavo Growers, Inc.	43,153	2,489,496
J&J Snack Foods Corp.	69,722	8,436,362

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
John B Sanfilippo & Son, Inc.	40,504	$3,621,058
		14,546,916
GAS UTILITIES — 0.8%
Northwest Natural Holding Co.	70,932	4,380,051
South Jersey Industries, Inc.	284,800	7,120,000
		11,500,051
HEALTH CARE EQUIPMENT & SUPPLIES — 3.7%
Cardiovascular Systems, Inc. (a)	164,421	5,789,263
CONMED Corp.	133,991	7,673,665
CryoLife, Inc. (a)	97,205	1,644,709
Cutera, Inc. (a)	67,074	875,986
Glaukos Corp. (a)	183,553	5,664,446
Heska Corp. (a)	16,891	934,072
Inogen, Inc. (a)	53,390	2,758,127
Lantheus Holdings, Inc. (a)	101,750	1,298,330
LeMaitre Vascular, Inc.	77,264	1,925,419
Mesa Laboratories, Inc. (b)	11,547	2,610,661
Natus Medical, Inc. (a)	85,136	1,969,196
Neogen Corp. (a)	156,730	10,499,343
Orthofix Medical, Inc. (a)	39,524	1,107,067
Surmodics, Inc. (a)	35,087	1,169,099
Tactile Systems Technology, Inc. (a) (b)	48,409	1,944,105
Varex Imaging Corp. (a)	108,477	2,463,513
		50,327,001
HEALTH CARE PROVIDERS & SERVICES — 4.5%
Addus HomeCare Corp. (a)	62,931	4,254,136
AMN Healthcare Services, Inc. (a)	117,861	6,813,544
BioTelemetry, Inc. (a) (b)	158,369	6,098,790
Community Health Systems, Inc. (a) (b)	555,399	1,855,033
CorVel Corp. (a)	42,191	2,299,831
Ensign Group, Inc.	142,579	5,362,396
Hanger, Inc. (a) (b)	175,970	2,741,613
LHC Group, Inc. (a)	139,102	19,502,100
RadNet, Inc. (a)	196,675	2,067,054
Select Medical Holdings Corp. (a)	263,149	3,947,235
The Pennant Group, Inc. (a)	121,673	1,722,890
US Physical Therapy, Inc.	60,501	4,174,569
		60,839,191
HEALTH CARE TECHNOLOGY — 1.4%
HealthStream, Inc. (a)	79,616	1,906,803
HMS Holdings Corp. (a)	225,960	5,710,009
NextGen Healthcare, Inc. (a)	123,239	1,286,615
Omnicell, Inc. (a)	123,574	8,103,983
Tabula Rasa HealthCare, Inc. (a) (b)	36,114	1,888,401
		18,895,811
HOTELS, RESTAURANTS & LEISURE — 1.8%
Bloomin' Brands, Inc.	283,655	2,025,297
Security Description	Shares	Value
Chuy's Holdings, Inc. (a)	75,230	$757,566
Dave & Buster's Entertainment, Inc.	82,825	1,083,351
Dine Brands Global, Inc.	80,566	2,310,633
El Pollo Loco Holdings, Inc. (a) (b)	48,827	412,588
Monarch Casino & Resort, Inc. (a)	34,314	963,194
Ruth's Hospitality Group, Inc.	83,163	555,529
Shake Shack, Inc. Class A (a) (b)	144,796	5,464,601
Wingstop, Inc.	138,231	11,017,010
		24,589,769
HOUSEHOLD DURABLES — 3.3%
Cavco Industries, Inc. (a)	40,048	5,804,557
Century Communities, Inc. (a)	60,876	883,311
Installed Building Products, Inc. (a)	100,367	4,001,632
iRobot Corp. (a) (b)	58,630	2,397,967
La-Z-Boy, Inc.	104,894	2,155,572
LGI Homes, Inc. (a)	104,392	4,713,299
M/I Homes, Inc. (a)	70,256	1,161,332
MDC Holdings, Inc.	237,477	5,509,466
Meritage Homes Corp. (a)	96,647	3,528,582
TopBuild Corp. (a)	159,230	11,407,237
Universal Electronics, Inc. (a)	65,644	2,518,760
		44,081,715
HOUSEHOLD PRODUCTS — 1.0%
WD-40 Co.	64,113	12,877,096
INDUSTRIAL CONGLOMERATES — 0.3%
Raven Industries, Inc.	166,516	3,535,135
INSURANCE — 2.6%
AMERISAFE, Inc.	43,705	2,817,661
eHealth, Inc. (a)	116,852	16,455,099
James River Group Holdings, Ltd.	93,125	3,374,850
Kinsale Capital Group, Inc. (b)	96,606	10,098,225
Safety Insurance Group, Inc.	33,062	2,791,425
		35,537,260
INTERACTIVE MEDIA & SERVICES — 0.1%
QuinStreet, Inc. (a)	217,300	1,749,265
INTERNET & DIRECT MARKETING RETAIL — 0.7%
Liquidity Services, Inc. (a)	63,494	246,356
PetMed Express, Inc. (b)	49,455	1,423,315
Shutterstock, Inc.	90,307	2,904,273
Stamps.com, Inc. (a)	42,847	5,573,538
		10,147,482
IT SERVICES — 4.0%
Cardtronics PLC Class A (a)	111,092	2,324,045
CSG Systems International, Inc.	153,940	6,442,389
EVERTEC, Inc.	278,584	6,332,214
ExlService Holdings, Inc. (a)	159,823	8,315,591
ManTech International Corp. Class A	125,766	9,139,415
NIC, Inc.	312,566	7,189,018
Perficient, Inc. (a) (b)	152,890	4,141,790
Sykes Enterprises, Inc. (a)	96,252	2,610,354

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TTEC Holdings, Inc.	83,316	$3,059,364
Virtusa Corp. (a)	140,526	3,990,938
		53,545,118
LEISURE EQUIPMENT & PRODUCTS — 0.3%
Callaway Golf Co.	439,346	4,490,116
LIFE SCIENCES TOOLS & SERVICES — 1.7%
Medpace Holdings, Inc. (a)	128,398	9,421,845
NeoGenomics, Inc. (a)	488,388	13,484,393
		22,906,238
MACHINERY — 7.6%
Alamo Group, Inc.	45,217	4,014,365
Albany International Corp. Class A	143,168	6,776,141
Barnes Group, Inc.	138,105	5,776,932
Chart Industries, Inc. (a)	100,191	2,903,535
CIRCOR International, Inc. (a)	93,802	1,090,917
Enerpac Tool Group Corp.	116,856	1,933,967
ESCO Technologies, Inc.	121,434	9,218,055
Federal Signal Corp.	285,524	7,789,095
Franklin Electric Co., Inc.	179,807	8,474,304
John Bean Technologies Corp. (b)	148,460	11,026,124
Lindsay Corp.	22,963	2,102,951
Meritor, Inc. (a)	189,347	2,508,848
Mueller Industries, Inc.	175,106	4,192,038
Proto Labs, Inc. (a)	80,075	6,096,110
SPX Corp. (a)	207,915	6,786,346
SPX FLOW, Inc. (a)	198,848	5,651,260
Tennant Co.	85,258	4,940,701
Watts Water Technologies, Inc. Class A	129,214	10,937,965
		102,219,654
MEDIA — 0.2%
EW Scripps Co. Class A	120,775	910,644
TechTarget, Inc. (a)	108,176	2,229,507
		3,140,151
METALS & MINING — 0.7%
Cleveland-Cliffs, Inc. (b)	1,045,443	4,129,500
Haynes International, Inc.	27,179	560,159
Kaiser Aluminum Corp.	46,518	3,222,767
Materion Corp.	53,823	1,884,343
		9,796,769
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.5%
ARMOUR Residential REIT, Inc.	105,485	929,323
Granite Point Mortgage Trust, Inc. REIT (b)	258,591	1,311,056
PennyMac Mortgage Investment Trust REIT	475,117	5,045,743
		7,286,122
OIL, GAS & CONSUMABLE FUELS — 0.4%
Callon Petroleum Co. (a)	1,009,008	552,836
Security Description	Shares	Value
Dorian LPG, Ltd. (a)	37,184	$323,873
Par Pacific Holdings, Inc. (a)	173,670	1,233,057
PDC Energy, Inc. (a)	230,602	1,432,038
Penn Virginia Corp. (a)	63,403	195,915
QEP Resources, Inc.	526,793	176,212
REX American Resources Corp. (a)	12,648	588,259
Ring Energy, Inc. (a) (b)	281,212	185,234
Talos Energy, Inc. (a) (b)	91,800	527,850
		5,215,274
PAPER & FOREST PRODUCTS — 0.5%
Mercer International, Inc.	99,988	723,913
Neenah, Inc.	36,503	1,574,374
Schweitzer-Mauduit International, Inc.	143,807	4,000,711
		6,298,998
PERSONAL PRODUCTS — 0.5%
Inter Parfums, Inc.	82,066	3,803,759
Medifast, Inc. (b)	53,852	3,365,750
		7,169,509
PHARMACEUTICALS — 1.4%
Akorn, Inc. (a)	161,590	90,684
Amphastar Pharmaceuticals, Inc. (a)	82,377	1,222,475
ANI Pharmaceuticals, Inc. (a)	43,862	1,786,938
Corcept Therapeutics, Inc. (a) (b)	484,219	5,757,364
Innoviva, Inc. (a)	315,082	3,705,364
Pacira BioSciences, Inc. (a) (b)	132,239	4,433,974
Supernus Pharmaceuticals, Inc. (a)	138,447	2,490,661
		19,487,460
PROFESSIONAL SERVICES — 1.4%
Exponent, Inc.	243,339	17,498,507
Forrester Research, Inc. (a)	27,990	818,148
		18,316,655
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Marcus & Millichap, Inc. (a)	56,483	1,530,689
RE/MAX Holdings, Inc. Class A	59,654	1,307,616
St. Joe Co. (a) (b)	148,368	2,489,615
		5,327,920
ROAD & RAIL — 1.0%
Heartland Express, Inc.	103,542	1,922,775
Marten Transport, Ltd.	106,172	2,178,650
Saia, Inc. (a)	121,147	8,909,150
		13,010,575
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.4%
Advanced Energy Industries, Inc. (a)	178,784	8,669,236
Axcelis Technologies, Inc. (a)	79,440	1,454,546
Brooks Automation, Inc.	338,972	10,338,646
CEVA, Inc. (a)	56,306	1,403,709

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Cohu, Inc.	84,380	$1,044,624
Diodes, Inc. (a)	194,812	7,916,186
DSP Group, Inc. (a)	45,919	615,315
FormFactor, Inc. (a)	353,154	7,094,864
Ichor Holdings, Ltd. (a)	106,071	2,032,320
Kulicke & Soffa Industries, Inc.	149,449	3,119,001
MaxLinear, Inc. (a)	138,123	1,611,895
Onto Innovation, Inc. (a)	125,142	3,712,963
PDF Solutions, Inc. (a)	82,627	968,389
Power Integrations, Inc.	138,003	12,189,805
Rambus, Inc. (a)	278,463	3,090,939
Ultra Clean Holdings, Inc. (a)	187,608	2,588,990
Veeco Instruments, Inc. (a)	230,486	2,205,751
Xperi Corp. (b)	233,535	3,248,472
		73,305,651
SOFTWARE — 4.4%
8x8, Inc. (a) (b)	467,956	6,485,870
Agilysys, Inc. (a)	92,915	1,551,681
Alarm.com Holdings, Inc. (a) (b)	171,847	6,686,567
Bottomline Technologies DE, Inc. (a)	102,793	3,767,363
Ebix, Inc.	71,868	1,090,956
LivePerson, Inc. (a) (b)	288,826	6,570,792
MicroStrategy, Inc. Class A (a)	21,737	2,567,140
OneSpan, Inc. (a) (b)	148,743	2,699,685
Progress Software Corp.	208,965	6,686,880
Qualys, Inc. (a)	156,271	13,594,014
SPS Commerce, Inc. (a)	162,601	7,562,573
		59,263,521
SPECIALTY RETAIL — 2.0%
America's Car-Mart, Inc. (a)	20,892	1,177,264
Asbury Automotive Group, Inc. (a)	45,775	2,528,153
Boot Barn Holdings, Inc. (a) (b)	132,784	1,716,897
Buckle, Inc. (b)	84,774	1,162,252
Hibbett Sports, Inc. (a) (b)	44,060	481,796
Lithia Motors, Inc. Class A (b)	105,761	8,650,192
Monro, Inc. (b)	86,814	3,803,321
Rent-A-Center, Inc.	229,453	3,244,466
Sleep Number Corp. (a)	132,215	2,533,240
Zumiez, Inc. (a) (b)	96,066	1,663,863
		26,961,444
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
3D Systems Corp. (a) (b)	561,662	4,330,414
Diebold Nixdorf, Inc. (a) (b)	356,632	1,255,345
		5,585,759
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Crocs, Inc. (a)	321,149	5,456,322
Steven Madden, Ltd.	362,644	8,424,220
		13,880,542
THRIFTS & MORTGAGE FINANCE — 1.5%
Axos Financial, Inc. (a)	163,098	2,956,967
Security Description	Shares	Value
Flagstar Bancorp, Inc.	94,209	$1,868,164
Meta Financial Group, Inc.	160,973	3,496,334
NMI Holdings, Inc. Class A (a)	322,420	3,743,296
Northfield Bancorp, Inc.	95,857	1,072,640
TrustCo Bank Corp. NY	237,547	1,285,129
Walker & Dunlop, Inc.	133,705	5,384,300
		19,806,830
TOBACCO — 0.2%
Vector Group, Ltd. (b)	347,712	3,275,447
TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	102,787	4,699,422
Foundation Building Materials, Inc. (a)	42,849	440,916
GMS, Inc. (a)	109,304	1,719,352
		6,859,690
WATER UTILITIES — 1.6%
American States Water Co.	172,811	14,125,571
California Water Service Group	152,147	7,656,037
		21,781,608
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Shenandoah Telecommunications Co.	123,495	6,082,129
TOTAL COMMON STOCKS (Cost $1,737,039,758)		1,350,525,493
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	1,687,961	1,686,442
State Street Navigator Securities Lending Portfolio II (e) (f)	45,887,304	45,887,304
TOTAL SHORT-TERM INVESTMENTS (Cost $47,573,290)		47,573,746
TOTAL INVESTMENTS — 103.3% (Cost $1,784,613,048)		1,398,099,239
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(44,653,918)
NET ASSETS — 100.0%		$1,353,445,321
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,350,525,493	$—	$—	$1,350,525,493
Short-Term Investments	47,573,746	—	—	47,573,746
TOTAL INVESTMENTS	$1,398,099,239	$—	$—	$1,398,099,239
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$63,712,043	$62,024,794	$(1,263)	$456	1,687,961	$1,686,442	$35,356
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,840,199	1,840,199	6,997,115	8,837,314	—	—	—	—	6,214
State Street Navigator Securities Lending Portfolio II	—	—	283,352,603	237,465,299	—	—	45,887,304	45,887,304	235,808
State Street Navigator Securities Lending Portfolio III	48,174,404	48,174,404	160,340,366	208,514,770	—	—	—	—	172,233
Total		$50,014,603	$514,402,127	$516,842,177	$(1,263)	$456		$47,573,746	$449,611
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.3%
AAR Corp.	236,398	$4,198,428
AeroVironment, Inc. (a)	62,562	3,813,780
Cubic Corp. (b)	109,081	4,506,136
Moog, Inc. Class A	118,141	5,969,665
National Presto Industries, Inc. (b)	35,562	2,518,145
Park Aerospace Corp.	141,765	1,786,239
		22,792,393
AIR FREIGHT & LOGISTICS — 1.1%
Atlas Air Worldwide Holdings, Inc. (a) (b)	183,232	4,703,566
Echo Global Logistics, Inc. (a)	192,863	3,294,100
Hub Group, Inc. Class A (a)	237,722	10,809,219
		18,806,885
AIRLINES — 0.8%
Hawaiian Holdings, Inc. (b)	334,833	3,495,657
SkyWest, Inc.	362,908	9,504,560
		13,000,217
AUTO COMPONENTS — 1.7%
American Axle & Manufacturing Holdings, Inc. (a)	800,462	2,889,668
Cooper Tire & Rubber Co.	360,780	5,880,714
Cooper-Standard Holdings, Inc. (a)	122,412	1,257,171
Dorman Products, Inc. (a) (b)	95,568	5,282,043
Garrett Motion, Inc. (a)	544,063	1,556,020
Gentherm, Inc. (a)	120,356	3,779,179
Motorcar Parts of America, Inc. (a) (b)	137,898	1,734,757
Standard Motor Products, Inc.	143,977	5,985,124
		28,364,676
BANKS — 14.2%
Allegiance Bancshares, Inc. (b)	135,403	3,264,566
Ameris Bancorp	258,963	6,152,961
Banc of California, Inc.	316,251	2,530,008
Banner Corp.	265,263	8,764,290
Berkshire Hills Bancorp, Inc.	308,669	4,586,821
Boston Private Financial Holdings, Inc.	592,483	4,236,253
Brookline Bancorp, Inc.	315,927	3,563,657
Cadence BanCorp	920,543	6,029,557
Central Pacific Financial Corp.	96,998	1,542,268
City Holding Co.	46,044	3,063,307
Columbia Banking System, Inc.	514,299	13,783,213
Community Bank System, Inc.	158,287	9,307,276
Customers Bancorp, Inc. (a) (b)	209,495	2,289,780
CVB Financial Corp.	496,835	9,961,542
Dime Community Bancshares, Inc.	217,461	2,981,390
Eagle Bancorp, Inc.	240,932	7,278,556
First BanCorp	822,913	4,377,897
First Commonwealth Financial Corp.	305,005	2,787,746
First Financial Bancorp	707,904	10,554,849
First Midwest Bancorp, Inc.	786,686	10,411,789
Security Description	Shares	Value
Franklin Financial Network, Inc.	93,384	$1,904,100
Glacier Bancorp, Inc.	250,015	8,501,760
Great Western Bancorp, Inc.	400,551	8,203,284
Hanmi Financial Corp.	226,206	2,454,335
Heritage Financial Corp.	260,608	5,212,160
Hope Bancorp, Inc.	909,957	7,479,847
Independent Bank Corp.	85,618	5,511,231
National Bank Holdings Corp. Class A	63,425	1,515,857
NBT Bancorp, Inc.	152,468	4,938,439
OFG Bancorp	365,936	4,091,164
Old National Bancorp	1,218,607	16,073,426
Opus Bank	151,224	2,620,712
Pacific Premier Bancorp, Inc.	426,369	8,032,792
S&T Bancorp, Inc.	274,047	7,486,964
Seacoast Banking Corp. of Florida (a)	155,888	2,854,309
Simmons First National Corp. Class A (b)	817,117	15,034,953
Southside Bancshares, Inc.	226,705	6,889,565
Tompkins Financial Corp. (b)	38,052	2,732,134
Triumph Bancorp, Inc. (a)	50,897	1,323,322
United Community Banks, Inc.	167,539	3,067,639
Veritex Holdings, Inc.	165,779	2,315,933
Westamerica Bancorporation (b)	88,618	5,208,966
		240,920,618
BEVERAGES — 0.2%
MGP Ingredients, Inc. (b)	54,086	1,454,373
National Beverage Corp. (a) (b)	42,217	1,800,555
		3,254,928
BIOTECHNOLOGY — 2.1%
Acorda Therapeutics, Inc. (a) (b)	348,433	324,949
AMAG Pharmaceuticals, Inc. (a) (b)	246,573	1,523,821
Cytokinetics, Inc. (a) (b)	194,010	2,287,378
Emergent BioSolutions, Inc. (a)	121,763	7,045,207
Momenta Pharmaceuticals, Inc. (a)	317,991	8,649,355
Myriad Genetics, Inc. (a) (b)	528,645	7,564,910
Progenics Pharmaceuticals, Inc. (a) (b)	326,812	1,241,886
Spectrum Pharmaceuticals, Inc. (a) (b)	476,424	1,110,068
Vanda Pharmaceuticals, Inc. (a)	166,710	1,727,115
Xencor, Inc. (a) (b)	150,267	4,489,978
		35,964,667
BUILDING PRODUCTS — 0.7%
Apogee Enterprises, Inc.	96,564	2,010,463
Gibraltar Industries, Inc. (a)	68,009	2,918,946
Insteel Industries, Inc.	133,093	1,763,482
PGT Innovations, Inc. (a)	415,479	3,485,869
Quanex Building Products Corp.	240,616	2,425,409
		12,604,169
CAPITAL MARKETS — 1.1%
Blucora, Inc. (a)	156,560	1,886,548

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Donnelley Financial Solutions, Inc. (a)	227,006	$1,196,321
Greenhill & Co., Inc.	52,144	513,097
INTL. FCStone, Inc. (a)	115,939	4,203,948
Piper Sandler Cos.	65,561	3,315,420
Waddell & Reed Financial, Inc. Class A (b)	502,069	5,713,545
WisdomTree Investments, Inc.	857,775	1,998,616
		18,827,495
CHEMICALS — 3.3%
AdvanSix, Inc. (a)	196,603	1,875,593
American Vanguard Corp.	90,809	1,313,098
Ferro Corp. (a) (b)	585,372	5,479,082
FutureFuel Corp.	187,703	2,115,413
GCP Applied Technologies, Inc. (a)	384,314	6,840,789
Hawkins, Inc.	68,816	2,449,850
HB Fuller Co.	156,076	4,359,203
Kraton Corp. (a)	230,540	1,867,374
Livent Corp. (a) (b)	1,040,730	5,463,832
LSB Industries, Inc. (a) (b)	142,479	299,206
Quaker Chemical Corp. (b)	92,243	11,648,446
Rayonier Advanced Materials, Inc.	363,152	384,941
Stepan Co.	64,082	5,668,694
Tredegar Corp.	75,415	1,178,736
Trinseo SA (b)	282,171	5,110,117
		56,054,374
COMMERCIAL SERVICES & SUPPLIES — 2.2%
ABM Industries, Inc.	473,193	11,526,981
Brady Corp. Class A	113,248	5,110,882
Harsco Corp. (a) (b)	297,245	2,071,798
Interface, Inc.	148,694	1,124,127
Matthews International Corp. Class A	223,784	5,413,335
Mobile Mini, Inc.	150,440	3,946,041
Pitney Bowes, Inc. (b)	1,208,167	2,464,661
Team, Inc. (a)	220,749	1,434,869
US Ecology, Inc.	93,290	2,836,016
Viad Corp.	59,076	1,254,183
		37,182,893
COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc.	347,759	2,670,789
Applied Optoelectronics, Inc. (a) (b)	138,974	1,054,813
CalAmp Corp. (a) (b)	248,102	1,116,459
NETGEAR, Inc. (a)	214,496	4,899,088
Plantronics, Inc. (b)	233,028	2,344,262
		12,085,411
CONSTRUCTION & ENGINEERING — 1.6%
Aegion Corp. (a)	217,386	3,897,731
Arcosa, Inc.	347,061	13,792,204
Comfort Systems USA, Inc.	80,067	2,926,449
Granite Construction, Inc. (b)	334,137	5,072,200
Security Description	Shares	Value
MYR Group, Inc. (a)	64,137	$1,679,748
		27,368,332
CONSTRUCTION MATERIALS — 0.1%
US Concrete, Inc. (a)	115,344	2,092,340
CONSUMER FINANCE — 1.3%
Encore Capital Group, Inc. (a)	199,539	4,665,222
EZCORP, Inc. Class A (a) (b)	382,279	1,594,103
Green Dot Corp. Class A (a)	337,750	8,575,473
PRA Group, Inc. (a) (b)	171,094	4,742,726
World Acceptance Corp. (a) (b)	40,322	2,201,984
		21,779,508
CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	258,301	2,776,736
DISTRIBUTORS — 0.5%
Core-Mark Holding Co., Inc.	325,424	9,297,364
DIVERSIFIED CONSUMER SERVICES — 1.0%
American Public Education, Inc. (a)	111,936	2,678,628
Perdoceo Education Corp. (a)	286,559	3,091,972
Regis Corp. (a) (b)	175,742	1,038,635
Strategic Education, Inc.	73,472	10,268,447
		17,077,682
DIVERSIFIED FINANCIAL SERVICES — 0.5%
Calamos Asset Management, Inc. Class A (a) (c)	46,865	—
FGL Holdings (b)	930,878	9,122,604
		9,122,604
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
ATN International, Inc.	77,180	4,531,238
Cincinnati Bell, Inc. (a)	357,488	5,233,624
Consolidated Communications Holdings, Inc. (b)	524,059	2,384,468
Iridium Communications, Inc. (a) (b)	360,362	8,046,884
Vonage Holdings Corp. (a) (b)	893,686	6,461,350
		26,657,564
ELECTRIC UTILITIES — 0.5%
El Paso Electric Co.	121,998	8,290,984
ELECTRICAL EQUIPMENT — 0.7%
AZZ, Inc.	186,426	5,242,299
Encore Wire Corp.	62,454	2,622,443
Powell Industries, Inc.	60,696	1,558,066
Sunrun, Inc. (a)	200,865	2,028,737
		11,451,545
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.5%
Anixter International, Inc. (a)	215,792	18,961,643
Arlo Technologies, Inc. (a)	269,774	655,551
Badger Meter, Inc.	76,206	4,084,642

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Bel Fuse, Inc. Class B	73,685	$717,692
Benchmark Electronics, Inc.	134,017	2,679,000
CTS Corp.	109,106	2,715,648
Daktronics, Inc.	272,484	1,343,346
ePlus, Inc. (a)	53,017	3,319,925
FARO Technologies, Inc. (a)	61,961	2,757,264
Insight Enterprises, Inc. (a) (b)	124,852	5,260,015
Knowles Corp. (a)	174,673	2,337,125
Methode Electronics, Inc.	83,602	2,209,601
MTS Systems Corp.	126,597	2,848,432
PC Connection, Inc.	46,386	1,911,567
Sanmina Corp. (a)	501,937	13,692,841
ScanSource, Inc. (a)	179,616	3,841,986
TTM Technologies, Inc. (a)	697,499	7,212,140
		76,548,418
ENERGY EQUIPMENT & SERVICES — 1.5%
Archrock, Inc.	912,062	3,429,353
Diamond Offshore Drilling, Inc. (a) (b)	470,601	861,200
Dril-Quip, Inc. (a)	259,749	7,922,344
Era Group, Inc. (a)	144,008	767,563
Exterran Corp. (a)	204,594	982,051
KLX Energy Services Holdings, Inc. (a) (b)	152,828	106,980
Matrix Service Co. (a)	197,497	1,870,297
Nabors Industries, Ltd. (b)	2,405,203	938,270
Newpark Resources, Inc. (a)	319,693	286,765
Noble Corp. PLC (a) (b)	1,812,077	471,140
Oceaneering International, Inc. (a)	709,958	2,087,277
Oil States International, Inc. (a)	429,990	872,880
ProPetro Holding Corp. (a)	585,657	1,464,142
RPC, Inc. (b)	374,324	771,107
SEACOR Holdings, Inc. (a)	58,726	1,583,253
TETRA Technologies, Inc. (a)	912,876	292,120
US Silica Holdings, Inc. (b)	534,959	962,926
Valaris PLC (b)	1,421,671	639,894
		26,309,562
ENTERTAINMENT — 0.1%
Marcus Corp.	167,198	2,059,879
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.7%
Acadia Realty Trust REIT	278,500	3,450,615
Alexander & Baldwin, Inc. REIT	276,963	3,107,525
American Assets Trust, Inc. REIT	136,404	3,410,100
Armada Hoffler Properties, Inc. REIT	225,710	2,415,097
CareTrust REIT, Inc.	347,121	5,133,920
CBL & Associates Properties, Inc. REIT (b)	1,185,124	237,143
Cedar Realty Trust, Inc. REIT	624,970	583,159
Chatham Lodging Trust REIT	333,803	1,982,790
DiamondRock Hospitality Co. REIT	1,442,754	7,329,190
Easterly Government Properties, Inc. REIT	232,147	5,720,102
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT	200,708	$3,755,247
Franklin Street Properties Corp. REIT	761,748	4,364,816
Getty Realty Corp. REIT	116,915	2,775,562
Global Net Lease, Inc. REIT	642,389	8,588,741
Hersha Hospitality Trust REIT (b)	261,111	934,777
Independence Realty Trust, Inc. REIT (b)	284,264	2,541,320
Industrial Logistics Properties Trust REIT	467,127	8,193,408
Investors Real Estate Trust REIT (b)	18,296	1,006,280
iStar, Inc. REIT (b)	535,570	5,682,398
Kite Realty Group Trust REIT (b)	602,949	5,709,927
Lexington Realty Trust REIT	908,182	9,018,247
LTC Properties, Inc. REIT	132,805	4,103,674
National Storage Affiliates Trust REIT	181,341	5,367,694
NexPoint Residential Trust, Inc. REIT	40,802	1,028,618
Office Properties Income Trust REIT	346,083	9,430,762
Pennsylvania Real Estate Investment Trust (b)	434,469	396,062
Retail Opportunity Investments Corp. REIT	371,135	3,076,709
RPT Realty REIT	573,846	3,460,291
Saul Centers, Inc. REIT	36,895	1,207,942
Summit Hotel Properties, Inc. REIT (b)	751,524	3,171,431
Tanger Factory Outlet Centers, Inc. REIT (b)	667,474	3,337,370
Uniti Group, Inc. REIT	1,375,421	8,293,789
Urstadt Biddle Properties, Inc. Class A REIT	80,470	1,134,627
Washington Prime Group, Inc. REIT (b)	1,356,901	1,092,441
Washington Real Estate Investment Trust	299,418	7,147,108
Whitestone REIT (b)	295,423	1,831,623
Xenia Hotels & Resorts, Inc. REIT (b)	809,872	8,341,682
		148,362,187
FOOD & STAPLES RETAILING — 1.1%
Andersons, Inc.	229,847	4,309,631
Chefs' Warehouse, Inc. (a)	181,259	1,825,278
PriceSmart, Inc.	88,464	4,648,783
SpartanNash Co.	257,234	3,683,591
United Natural Foods, Inc. (a) (b)	377,450	3,464,991
		17,932,274
FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (b)	455,974	8,248,570
Calavo Growers, Inc. (b)	50,831	2,932,440
Cal-Maine Foods, Inc. (b)	215,910	9,495,722
Fresh Del Monte Produce, Inc. (b)	215,575	5,952,026

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Seneca Foods Corp. Class A (a)	49,773	$1,979,970
		28,608,728
GAS UTILITIES — 0.7%
Northwest Natural Holding Co.	108,590	6,705,433
South Jersey Industries, Inc.	223,622	5,590,550
		12,295,983
HEALTH CARE EQUIPMENT & SUPPLIES — 4.1%
AngioDynamics, Inc. (a)	273,524	2,852,855
CryoLife, Inc. (a)	122,688	2,075,881
Heska Corp. (a) (b)	25,120	1,389,136
Inogen, Inc. (a)	50,423	2,604,852
Integer Holdings Corp. (a)	233,890	14,702,326
Invacare Corp.	244,905	1,819,644
Lantheus Holdings, Inc. (a)	122,524	1,563,406
Meridian Bioscience, Inc. (a)	310,836	2,611,022
Merit Medical Systems, Inc. (a)	393,346	12,292,063
Mesa Laboratories, Inc. (b)	11,044	2,496,938
Natus Medical, Inc. (a)	116,549	2,695,778
Neogen Corp. (a)	135,460	9,074,466
OraSure Technologies, Inc. (a)	435,890	4,690,176
Orthofix Medical, Inc. (a)	77,560	2,172,456
Surmodics, Inc. (a) (b)	44,400	1,479,408
Tactile Systems Technology, Inc. (a) (b)	63,690	2,557,790
Varex Imaging Corp. (a)	111,666	2,535,935
		69,614,132
HEALTH CARE PROVIDERS & SERVICES — 2.7%
AMN Healthcare Services, Inc. (a)	153,646	8,882,275
Covetrus, Inc. (a) (b)	697,513	5,677,756
Cross Country Healthcare, Inc. (a)	268,172	1,807,479
Ensign Group, Inc.	139,084	5,230,949
Magellan Health, Inc. (a)	156,244	7,516,899
Owens & Minor, Inc. (b)	443,643	4,059,333
Providence Service Corp. (a)	81,685	4,482,873
Select Medical Holdings Corp. (a)	368,358	5,525,370
Tivity Health, Inc. (a) (b)	307,633	1,935,012
		45,117,946
HEALTH CARE TECHNOLOGY — 1.4%
Computer Programs & Systems, Inc.	90,833	2,021,034
HealthStream, Inc. (a)	63,272	1,515,364
HMS Holdings Corp. (a)	283,173	7,155,782
NextGen Healthcare, Inc. (a)	161,928	1,690,528
Omnicell, Inc. (a)	111,444	7,308,498
Tabula Rasa HealthCare, Inc. (a) (b)	86,402	4,517,961
		24,209,167
HOTELS, RESTAURANTS & LEISURE — 0.5%
BJ's Restaurants, Inc.	135,164	1,877,428
Bloomin' Brands, Inc.	202,095	1,442,958
Security Description	Shares	Value
Dave & Buster's Entertainment, Inc. (b)	96,446	$1,261,514
El Pollo Loco Holdings, Inc. (a) (b)	66,747	564,012
Fiesta Restaurant Group, Inc. (a)	155,276	625,762
Monarch Casino & Resort, Inc. (a)	31,607	887,208
Red Robin Gourmet Burgers, Inc. (a) (b)	94,140	802,073
Ruth's Hospitality Group, Inc.	69,042	461,201
		7,922,156
HOUSEHOLD DURABLES — 1.0%
Century Communities, Inc. (a) (b)	107,537	1,560,362
Ethan Allen Interiors, Inc.	177,874	1,817,872
iRobot Corp. (a) (b)	112,550	4,603,295
La-Z-Boy, Inc.	174,073	3,577,200
M/I Homes, Inc. (a)	93,034	1,537,852
Meritage Homes Corp. (a)	111,828	4,082,841
Tupperware Brands Corp.	355,600	576,072
		17,755,494
HOUSEHOLD PRODUCTS — 0.5%
Central Garden & Pet Co. (a)	71,276	1,960,090
Central Garden & Pet Co. Class A (a)	286,885	7,335,649
		9,295,739
INSURANCE — 4.6%
Ambac Financial Group, Inc. (a)	324,322	4,002,133
American Equity Investment Life Holding Co.	651,438	12,247,034
AMERISAFE, Inc.	71,099	4,583,753
Employers Holdings, Inc.	227,498	9,215,944
HCI Group, Inc. (b)	46,654	1,877,823
Horace Mann Educators Corp.	295,984	10,830,055
James River Group Holdings, Ltd.	77,339	2,802,765
ProAssurance Corp.	383,073	9,576,825
Safety Insurance Group, Inc.	53,779	4,540,561
Stewart Information Services Corp.	168,659	4,498,136
Third Point Reinsurance, Ltd. (a)	569,011	4,216,372
United Fire Group, Inc.	151,338	4,935,132
United Insurance Holdings Corp.	150,873	1,394,067
Universal Insurance Holdings, Inc.	216,182	3,873,981
		78,594,581
INTERNET & DIRECT MARKETING RETAIL — 0.5%
Liquidity Services, Inc. (a)	97,894	379,829
PetMed Express, Inc. (b)	70,467	2,028,040
Stamps.com, Inc. (a)	50,736	6,599,739
		9,007,608
IT SERVICES — 0.6%
Cardtronics PLC Class A (a) (b)	89,340	1,868,993
Sykes Enterprises, Inc. (a)	127,863	3,467,644
Unisys Corp. (a)	366,874	4,530,894
		9,867,531

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Sturm Ruger & Co., Inc.	118,200	$6,017,562
Vista Outdoor, Inc. (a) (b)	408,190	3,592,072
		9,609,634
LIFE SCIENCES TOOLS & SERVICES — 0.5%
Luminex Corp.	297,973	8,203,197
MACHINERY — 3.7%
Astec Industries, Inc.	160,382	5,608,558
Barnes Group, Inc.	129,147	5,402,219
Briggs & Stratton Corp. (b)	308,866	559,047
Chart Industries, Inc. (a)	104,450	3,026,961
Enerpac Tool Group Corp.	205,921	3,407,993
EnPro Industries, Inc.	149,422	5,914,123
Greenbrier Cos., Inc. (b)	231,603	4,108,637
Hillenbrand, Inc.	530,008	10,128,453
Lindsay Corp. (b)	42,049	3,850,847
Lydall, Inc. (a)	127,419	823,127
Meritor, Inc. (a)	243,799	3,230,337
Mueller Industries, Inc.	136,645	3,271,281
Proto Labs, Inc. (a)	68,552	5,218,864
Standex International Corp.	88,632	4,344,741
Titan International, Inc.	363,809	563,904
Wabash National Corp.	381,993	2,757,989
		62,217,081
MARINE — 0.6%
Matson, Inc. (b)	305,340	9,349,511
MEDIA — 0.5%
EW Scripps Co. Class A (b)	209,991	1,583,332
Gannett Co., Inc. (b)	935,716	1,384,860
Scholastic Corp.	219,453	5,593,857
		8,562,049
METALS & MINING — 1.2%
Century Aluminum Co. (a) (b)	361,942	1,310,230
Cleveland-Cliffs, Inc. (b)	1,252,395	4,946,960
Haynes International, Inc.	49,095	1,011,848
Kaiser Aluminum Corp. (b)	42,692	2,957,702
Materion Corp.	63,103	2,209,236
Olympic Steel, Inc.	66,314	686,350
SunCoke Energy, Inc.	630,828	2,428,688
TimkenSteel Corp. (a) (b)	290,083	936,968
Warrior Met Coal, Inc.	363,932	3,864,958
		20,352,940
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.7%
Apollo Commercial Real Estate Finance, Inc. REIT (b)	1,025,231	7,607,214
ARMOUR Residential REIT, Inc. (b)	265,449	2,338,606
Capstead Mortgage Corp. REIT	673,056	2,826,835
Invesco Mortgage Capital, Inc. REIT	1,150,917	3,924,627
Security Description	Shares	Value
KKR Real Estate Finance Trust, Inc. REIT (b)	175,616	$2,635,996
New York Mortgage Trust, Inc. REIT	2,617,183	4,056,634
Ready Capital Corp. REIT (b)	256,375	1,851,027
Redwood Trust, Inc. REIT	811,455	4,105,962
		29,346,901
MULTI-UTILITIES — 1.2%
Avista Corp.	476,064	20,227,959
MULTILINE RETAIL — 0.3%
Big Lots, Inc. (b)	278,112	3,954,753
JC Penney Co., Inc. (a) (b)	2,187,250	787,410
		4,742,163
OIL, GAS & CONSUMABLE FUELS — 1.7%
Bonanza Creek Energy, Inc. (a)	134,994	1,518,683
Callon Petroleum Co. (a) (b)	1,334,470	731,156
CONSOL Energy, Inc. (a) (b)	188,306	694,849
Denbury Resources, Inc. (a) (b)	3,582,826	661,390
Dorian LPG, Ltd. (a)	152,307	1,326,594
Green Plains, Inc. (b)	245,725	1,191,766
Gulfport Energy Corp. (a) (b)	1,056,795	469,957
HighPoint Resources Corp. (a)	792,417	150,559
Laredo Petroleum, Inc. (a) (b)	1,310,479	497,720
Oasis Petroleum, Inc. (a)	2,102,785	735,975
PDC Energy, Inc. (a) (b)	336,519	2,089,783
QEP Resources, Inc.	916,453	306,554
Range Resources Corp. (b)	1,479,133	3,372,423
Renewable Energy Group, Inc. (a) (b)	277,463	5,696,315
REX American Resources Corp. (a)	21,148	983,593
SM Energy Co.	758,075	924,852
Southwestern Energy Co. (a) (b)	3,865,118	6,532,049
Whiting Petroleum Corp. (a) (b)	663,923	445,094
		28,329,312
PAPER & FOREST PRODUCTS — 1.0%
Boise Cascade Co.	279,634	6,649,696
Clearwater Paper Corp. (a)	120,138	2,620,210
Mercer International, Inc.	136,821	990,584
Neenah, Inc.	66,038	2,848,219
PH Glatfelter Co.	311,263	3,803,634
		16,912,343
PERSONAL PRODUCTS — 0.3%
USANA Health Sciences, Inc. (a)	89,276	5,156,582
PHARMACEUTICALS — 1.1%
Akorn, Inc. (a)	399,712	224,318
Amphastar Pharmaceuticals, Inc. (a)	122,088	1,811,786
Endo International PLC (a)	1,440,219	5,328,810
Lannett Co., Inc. (a) (b)	245,129	1,703,647
Pacira BioSciences, Inc. (a) (b)	94,276	3,161,074
Phibro Animal Health Corp. Class A	142,994	3,456,165

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Supernus Pharmaceuticals, Inc. (a)	162,756	$2,927,981
		18,613,781
PROFESSIONAL SERVICES — 1.3%
Forrester Research, Inc. (a)	33,977	993,148
Heidrick & Struggles International, Inc.	135,342	3,045,195
Kelly Services, Inc. Class A	234,319	2,973,508
Korn Ferry	395,689	9,623,156
Resources Connection, Inc. (b)	218,919	2,401,541
TrueBlue, Inc. (a)	276,952	3,533,908
		22,570,456
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Marcus & Millichap, Inc. (a)	83,636	2,266,536
RE/MAX Holdings, Inc. Class A	37,634	824,937
Realogy Holdings Corp. (b)	814,254	2,450,904
		5,542,377
ROAD & RAIL — 0.5%
ArcBest Corp.	180,363	3,159,960
Heartland Express, Inc.	176,377	3,275,321
Marten Transport, Ltd.	118,585	2,433,364
		8,868,645
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Axcelis Technologies, Inc. (a)	113,180	2,072,326
CEVA, Inc. (a)	73,603	1,834,923
Cohu, Inc.	165,017	2,042,910
DSP Group, Inc. (a)	88,604	1,187,294
Kulicke & Soffa Industries, Inc.	225,323	4,702,491
MaxLinear, Inc. (a)	260,432	3,039,241
Onto Innovation, Inc. (a)	156,867	4,654,244
PDF Solutions, Inc. (a)	74,879	877,582
Photronics, Inc. (a)	477,707	4,901,274
Rambus, Inc. (a)	371,083	4,119,021
SMART Global Holdings, Inc. (a)	95,658	2,324,489
		31,755,795
SOFTWARE — 0.8%
Bottomline Technologies DE, Inc. (a)	113,786	4,170,257
Ebix, Inc. (b)	51,853	787,128
MicroStrategy, Inc. Class A (a)	26,268	3,102,251
TiVo Corp.	901,999	6,386,153
		14,445,789
SPECIALTY RETAIL — 3.2%
Abercrombie & Fitch Co. Class A (b)	447,885	4,071,275
America's Car-Mart, Inc. (a)	12,405	699,022
Asbury Automotive Group, Inc. (a)	67,184	3,710,572
Barnes & Noble Education, Inc. (a) (b)	280,945	382,085
Buckle, Inc. (b)	76,774	1,052,571
Caleres, Inc.	289,303	1,504,376
Cato Corp. Class A	157,972	1,685,561
Security Description	Shares	Value
Chico's FAS, Inc. (b)	862,557	$1,112,698
Children's Place, Inc. (b)	110,696	2,165,214
Conn's, Inc. (a) (b)	138,707	579,795
Designer Brands, Inc. Class A (b)	392,148	1,952,897
Express, Inc. (a) (b)	489,121	728,790
GameStop Corp. Class A (b)	479,063	1,676,720
Genesco, Inc. (a) (b)	103,609	1,382,144
Group 1 Automotive, Inc.	124,211	5,497,579
Guess?, Inc.	303,592	2,055,318
Haverty Furniture Cos., Inc.	131,485	1,563,357
Hibbett Sports, Inc. (a) (b)	60,234	658,659
Lumber Liquidators Holdings, Inc. (a) (b)	208,765	979,108
MarineMax, Inc. (a)	155,978	1,625,291
Michaels Cos., Inc. (a) (b)	555,079	899,228
Monro, Inc. (b)	104,470	4,576,831
Office Depot, Inc.	3,920,423	6,429,494
Shoe Carnival, Inc. (b)	65,028	1,350,632
Signet Jewelers, Ltd. (b)	372,743	2,404,192
Sonic Automotive, Inc. Class A (b)	170,602	2,265,594
Tailored Brands, Inc. (b)	368,261	640,774
		53,649,777
TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Fossil Group, Inc. (a) (b)	337,933	1,111,800
G-III Apparel Group, Ltd. (a)	309,409	2,382,449
Kontoor Brands, Inc. (a) (b)	332,478	6,373,603
Movado Group, Inc.	119,358	1,410,811
Oxford Industries, Inc. (b)	121,733	4,414,039
Unifi, Inc. (a)	106,204	1,226,656
Vera Bradley, Inc. (a)	170,514	702,518
Wolverine World Wide, Inc.	578,741	8,796,863
		26,418,739
THRIFTS & MORTGAGE FINANCE — 1.5%
Axos Financial, Inc. (a)	131,866	2,390,731
Flagstar Bancorp, Inc.	105,233	2,086,771
HomeStreet, Inc.	172,058	3,824,849
Northfield Bancorp, Inc.	166,753	1,865,966
Northwest Bancshares, Inc. (b)	719,635	8,326,177
Provident Financial Services, Inc.	430,976	5,542,351
TrustCo Bank Corp. NY	338,288	1,830,138
		25,866,983
TOBACCO — 0.6%
Universal Corp.	178,235	7,879,769
Vector Group, Ltd. (b)	293,494	2,764,714
		10,644,483
TRADING COMPANIES & DISTRIBUTORS — 1.1%
Applied Industrial Technologies, Inc.	118,464	5,416,174
DXP Enterprises, Inc. (a)	116,498	1,428,265
Foundation Building Materials, Inc. (a)	61,065	628,359
GMS, Inc. (a)	137,986	2,170,520

See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Kaman Corp.	198,202	$7,624,831
Veritiv Corp. (a)	92,498	727,034
		17,995,183
WATER UTILITIES — 0.3%
California Water Service Group	112,853	5,678,763
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Shenandoah Telecommunications Co.	146,630	7,221,527
Spok Holdings, Inc.	127,550	1,363,510
		8,585,037
TOTAL COMMON STOCKS (Cost $2,592,911,242)		1,692,920,250
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	3,709,328	3,705,989
State Street Navigator Securities Lending Portfolio II (f) (g)	79,728,796	79,728,796
TOTAL SHORT-TERM INVESTMENTS (Cost $83,433,890)		83,434,785
TOTAL INVESTMENTS — 104.5% (Cost $2,676,345,132)		1,776,355,035
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(77,028,597)
NET ASSETS — 100.0%		$1,699,326,438

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $0, representing 0.0% of the Fund's net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,692,920,250	$—	$0(a)	$1,692,920,250
Short-Term Investments	83,434,785	—	—	83,434,785
TOTAL INVESTMENTS	$1,776,355,035	$—	$0	$1,776,355,035
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2020.
See accompanying notes to schedule of investments.

SPDR S&P 600 SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$93,081,575	$89,367,458	$(9,023)	$895	3,709,328	$3,705,989	$42,346
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,257,875	2,257,875	22,782,246	25,040,121	—	—	—	—	10,100
State Street Navigator Securities Lending Portfolio II	—	—	322,504,203	242,775,407	—	—	79,728,796	79,728,796	813,776
State Street Navigator Securities Lending Portfolio III	28,521,096	28,521,096	138,968,142	167,489,238	—	—	—	—	286,945
Total		$30,778,971	$577,336,166	$524,672,224	$(9,023)	$895		$83,434,785	$1,153,167
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	572,182	$10,161,952
Aerojet Rocketdyne Holdings, Inc. (a)	1,595,507	66,740,058
AeroVironment, Inc. (a) (b)	548,689	33,448,082
Astronics Corp. (a)	717,272	6,584,557
Axon Enterprise, Inc. (a) (b)	988,746	69,973,554
Boeing Co.	209,725	31,278,387
BWX Technologies, Inc.	1,149,234	55,979,188
Cubic Corp.	858,121	35,448,979
Curtiss-Wright Corp.	499,676	46,175,059
Ducommun, Inc. (a)	215,985	5,367,227
General Dynamics Corp.	400,236	52,955,225
HEICO Corp.	567,875	42,369,154
Hexcel Corp.	926,725	34,464,903
Howmet Aerospace, Inc.	2,263,962	36,359,230
Huntington Ingalls Industries, Inc.	285,202	51,966,656
Kratos Defense & Security Solutions, Inc. (a)	3,458,656	47,867,799
L3Harris Technologies, Inc.	357,955	64,474,855
Lockheed Martin Corp.	185,404	62,842,686
Maxar Technologies, Inc. (a) (b)	4,303,870	45,965,332
Mercury Systems, Inc. (a)	1,011,641	72,170,469
Moog, Inc. Class A	398,511	20,136,761
National Presto Industries, Inc. (b)	136,282	9,650,128
Northrop Grumman Corp.	207,900	62,900,145
Parsons Corp. (a)	848,089	27,104,924
Raytheon Co.	329,593	43,226,122
Spirit AeroSystems Holdings, Inc. Class A	894,113	21,396,124
Teledyne Technologies, Inc. (a)	206,074	61,259,618
Textron, Inc.	1,649,127	43,982,217
TransDigm Group, Inc.	124,444	39,845,724
Security Description	Shares	Value
Triumph Group, Inc.	1,185,981	$8,017,232
United Technologies Corp.	480,674	45,341,978
Vectrus, Inc. (a)	206,313	8,543,421
TOTAL COMMON STOCKS (Cost $1,830,103,632)		1,263,997,746
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	2,038,564	2,036,729
State Street Navigator Securities Lending Portfolio II (e) (f)	29,916,681	29,916,681
TOTAL SHORT-TERM INVESTMENTS (Cost $31,952,926)		31,953,410
TOTAL INVESTMENTS — 102.4% (Cost $1,862,056,558)		1,295,951,156
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(30,155,782)
NET ASSETS — 100.0%		$1,265,795,374
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,263,997,746	$—	$—	$1,263,997,746
Short-Term Investments	31,953,410	—	—	31,953,410
TOTAL INVESTMENTS	$1,295,951,156	$—	$—	$1,295,951,156
See accompanying notes to schedule of investments.

SPDR S&P AEROSPACE & DEFENSE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Maxar Technologies, Inc.	—	$—	$80,927,681	$15,197,724	$(1,800,344)	$(17,964,281)	4,303,870	$45,965,332	$47,529
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	107,907,985	105,865,722	(6,019)	485	2,038,564	2,036,729	23,020
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,013,183	2,013,183	42,782,150	44,795,333	—	—	—	—	4,261
State Street Navigator Securities Lending Portfolio II	—	—	233,325,516	203,408,835	—	—	29,916,681	29,916,681	63,190
State Street Navigator Securities Lending Portfolio III	—	—	32,438,941	32,438,941	—	—	—	—	2,687
Total		$2,013,183	$497,382,273	$401,706,555	$(1,806,363)	$(17,963,796)		$77,918,742	$140,687
See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
ASSET MANAGEMENT & CUSTODY BANKS — 4.2%
Bank of New York Mellon Corp.	581,362	$19,580,272
Northern Trust Corp.	270,252	20,393,216
		39,973,488
CONSUMER FINANCE — 1.7%
LendingTree, Inc. (a) (b)	90,690	16,631,639
DIVERSIFIED BANKS — 9.0%
Bank of America Corp.	847,812	17,999,049
Citigroup, Inc.	382,202	16,098,348
JPMorgan Chase & Co.	213,393	19,211,772
US Bancorp	484,423	16,688,372
Wells Fargo & Co.	542,828	15,579,164
		85,576,705
OTHER DIVERSIFIED FINANCIAL SERVICES — 4.0%
Equitable Holdings, Inc.	1,184,997	17,123,207
Voya Financial, Inc. (b)	504,131	20,442,512
		37,565,719
REGIONAL BANKS — 73.2%
Ameris Bancorp	249,335	5,924,200
Associated Banc-Corp.	705,064	9,017,769
Atlantic Union Bankshares Corp.	206,096	4,513,502
BancorpSouth Bank	269,473	5,098,429
Bank of Hawaii Corp.	115,644	6,388,175
Bank OZK	631,609	10,547,870
BankUnited, Inc.	390,109	7,295,038
Banner Corp.	126,102	4,166,410
BOK Financial Corp. (b)	95,345	4,057,883
Cadence BanCorp	1,369,187	8,968,175
Cathay General Bancorp	172,488	3,958,600
CenterState Bank Corp.	441,971	7,615,160
CIT Group, Inc.	636,943	10,993,636
Citizens Financial Group, Inc.	727,792	13,689,768
Columbia Banking System, Inc.	191,905	5,143,054
Comerica, Inc.	405,868	11,908,167
Commerce Bancshares, Inc. (b)	309,904	15,603,666
Community Bank System, Inc.	162,664	9,564,643
Cullen/Frost Bankers, Inc. (b)	277,522	15,482,952
CVB Financial Corp.	429,511	8,611,696
East West Bancorp, Inc.	611,245	15,733,446
Fifth Third Bancorp	942,779	14,000,268
First BanCorp	816,521	4,343,892
First Citizens BancShares, Inc. Class A	24,757	8,240,863
First Financial Bancorp	257,654	3,841,621
First Financial Bankshares, Inc.	277,938	7,459,856
First Hawaiian, Inc.	428,151	7,077,336
First Horizon National Corp. (b)	1,783,564	14,375,526
First Merchants Corp.	111,176	2,945,052
First Midwest Bancorp, Inc.	343,422	4,545,190
Security Description	Shares	Value
First Republic Bank	254,178	$20,913,766
FNB Corp.	1,158,834	8,540,607
Fulton Financial Corp.	613,228	7,045,990
Glacier Bancorp, Inc.	219,537	7,465,356
Great Western Bancorp, Inc.	186,383	3,817,124
Hancock Whitney Corp.	314,465	6,138,357
Home BancShares, Inc.	385,491	4,622,037
Hope Bancorp, Inc.	397,409	3,266,702
Huntington Bancshares, Inc.	1,902,085	15,616,118
IBERIABANK Corp.	253,849	9,179,180
Independent Bank Corp.	81,340	5,235,856
Independent Bank Group, Inc.	150,535	3,564,669
Investors Bancorp, Inc.	1,218,454	9,735,447
KeyCorp	1,455,486	15,093,390
M&T Bank Corp.	171,668	17,755,621
Old National Bancorp	663,616	8,753,095
PacWest Bancorp (b)	502,355	9,002,202
People's United Financial, Inc.	1,753,623	19,377,534
Pinnacle Financial Partners, Inc.	270,235	10,144,622
PNC Financial Services Group, Inc.	184,092	17,621,286
Popular, Inc.	403,863	14,135,205
Prosperity Bancshares, Inc.	382,755	18,467,929
Regions Financial Corp.	1,700,560	15,254,023
Signature Bank	216,247	17,384,096
Simmons First National Corp. Class A	337,488	6,209,779
South State Corp.	99,189	5,825,370
Sterling Bancorp	918,946	9,602,986
SVB Financial Group (a)	117,078	17,688,144
Synovus Financial Corp.	752,354	13,211,336
TCF Financial Corp. (b)	583,044	13,211,777
Texas Capital Bancshares, Inc. (a)	356,232	7,897,663
Truist Financial Corp.	521,147	16,072,173
Trustmark Corp.	150,760	3,512,708
UMB Financial Corp.	125,585	5,824,632
Umpqua Holdings Corp.	797,841	8,696,467
United Bankshares, Inc.	287,514	6,635,823
United Community Banks, Inc.	250,861	4,593,265
Valley National Bancorp	1,243,293	9,088,472
Webster Financial Corp.	379,351	8,687,138
Western Alliance Bancorp	505,796	15,482,416
Wintrust Financial Corp.	275,234	9,044,189
Zions Bancorp NA	570,830	15,275,411
		695,801,804
THRIFTS & MORTGAGE FINANCE — 7.5%
Axos Financial, Inc. (a) (b)	188,644	3,420,116
Essent Group, Ltd.	355,204	9,356,073
MGIC Investment Corp.	2,033,231	12,911,017
New York Community Bancorp, Inc. (b)	2,449,500	23,000,805
NMI Holdings, Inc. Class A (a)	260,345	3,022,605
Radian Group, Inc.	719,669	9,319,714
Washington Federal, Inc.	240,300	6,238,188

See accompanying notes to schedule of investments.

SPDR S&P BANK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
WSFS Financial Corp.	144,900	$3,610,907
		70,879,425
TOTAL COMMON STOCKS (Cost $1,700,644,827)		946,428,780
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	907,989	907,172
State Street Navigator Securities Lending Portfolio II (e) (f)	11,574,069	11,574,069
TOTAL SHORT-TERM INVESTMENTS (Cost $12,481,050)		12,481,241
TOTAL INVESTMENTS — 100.9% (Cost $1,713,125,877)		958,910,021
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(8,310,172)
NET ASSETS — 100.0%		$950,599,849

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$946,428,780	$—	$—	$946,428,780
Short-Term Investments	12,481,241	—	—	12,481,241
TOTAL INVESTMENTS	$958,910,021	$—	$—	$958,910,021
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$48,552,688	$47,641,722	$(3,985)	$191	907,989	$907,172	$30,330
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,030,439	1,030,439	5,906,072	6,936,511	—	—	—	—	9,089
State Street Navigator Securities Lending Portfolio II	—	—	118,566,513	106,992,444	—	—	11,574,069	11,574,069	38,930
State Street Navigator Securities Lending Portfolio III	18,149,274	18,149,274	67,150,493	85,299,767	—	—	—	—	25,033
Total		$19,179,713	$240,175,766	$246,870,444	$(3,985)	$191		$12,481,241	$103,382
See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
AbbVie, Inc.	851,235	$64,855,595
ACADIA Pharmaceuticals, Inc. (a) (b)	1,686,716	71,263,751
Acceleron Pharma, Inc. (a)	527,991	47,450,551
Achillon Pharmace (b)	51,865	23,858
Adverum Biotechnologies, Inc. (a) (b)	2,041,152	19,942,055
Agenus, Inc. (a) (b)	1,455,577	3,566,164
Agios Pharmaceuticals, Inc. (a) (b)	1,131,115	40,131,960
Aimmune Therapeutics, Inc. (a) (b)	1,304,672	18,813,370
Akcea Therapeutics, Inc. (a)	406,259	5,809,504
Akebia Therapeutics, Inc. (a)	1,086,756	8,237,610
Alector, Inc. (a) (b)	502,423	12,123,467
Alexion Pharmaceuticals, Inc. (a)	677,287	60,813,600
Alkermes PLC (a)	2,739,744	39,507,108
Allakos, Inc. (a) (b)	396,473	17,639,084
Allogene Therapeutics, Inc. (a) (b)	924,874	17,979,551
Alnylam Pharmaceuticals, Inc. (a)	635,089	69,129,438
AMAG Pharmaceuticals, Inc. (a) (b)	1,458,992	9,016,571
Amgen, Inc.	315,835	64,029,230
Amicus Therapeutics, Inc. (a) (b)	5,770,631	53,320,630
AnaptysBio, Inc. (a) (b)	1,451,625	20,511,461
Anika Therapeutics, Inc. (a)	356,134	10,295,834
Apellis Pharmaceuticals, Inc. (a)	1,336,562	35,806,496
Arena Pharmaceuticals, Inc. (a)	817,443	34,332,606
Arrowhead Pharmaceuticals, Inc. (a)	1,123,025	32,309,429
Atara Biotherapeutics, Inc. (a) (b)	1,202,255	10,231,190
Athenex, Inc. (a) (b)	1,145,524	8,866,356
Avrobio, Inc. (a) (b)	243,456	3,788,175
BioCryst Pharmaceuticals, Inc. (a)	2,779,168	5,558,336
Biogen, Inc. (a)	251,860	79,683,467
Biohaven Pharmaceutical Holding Co., Ltd. (a) (b)	1,104,211	37,576,300
BioMarin Pharmaceutical, Inc. (a)	932,599	78,804,615
Bluebird Bio, Inc. (a) (b)	831,529	38,217,073
Blueprint Medicines Corp. (a)	866,092	50,649,060
Bridgebio Pharma, Inc. (a) (b)	366,141	10,618,089
CareDx, Inc. (a) (b)	1,710,881	37,348,532
Catalyst Pharmaceuticals, Inc. (a) (b)	5,504,709	21,193,130
ChemoCentryx, Inc. (a)	222,584	8,943,425
Clovis Oncology, Inc. (a) (b)	2,722,668	17,316,168
Security Description	Shares	Value
Coherus Biosciences, Inc. (a) (b)	2,243,010	$36,381,622
Cytokinetics, Inc. (a) (b)	913,042	10,764,765
Deciphera Pharmaceuticals, Inc. (a)	635,768	26,174,569
Denali Therapeutics, Inc. (a) (b)	545,805	9,557,046
Dicerna Pharmaceuticals, Inc. (a)	558,660	10,262,584
Dynavax Technologies Corp. (a) (b)	1,702,953	6,011,424
Eagle Pharmaceuticals, Inc. (a) (b)	307,081	14,125,726
Editas Medicine, Inc. (a) (b)	937,141	18,583,506
Emergent BioSolutions, Inc. (a)	755,129	43,691,764
Enanta Pharmaceuticals, Inc. (a)	351,391	18,072,039
Epizyme, Inc. (a) (b)	895,192	13,884,428
Esperion Therapeutics, Inc. (a) (b)	596,573	18,809,947
Exact Sciences Corp. (a) (b)	855,907	49,642,606
Exelixis, Inc. (a)	4,196,138	72,257,496
Fate Therapeutics, Inc. (a) (b)	1,141,708	25,357,335
FibroGen, Inc. (a)	1,028,593	35,743,607
Flexion Therapeutics, Inc. (a) (b)	975,542	7,677,516
G1 Therapeutics, Inc. (a) (b)	716,285	7,893,461
Gilead Sciences, Inc.	1,136,631	84,974,534
Global Blood Therapeutics, Inc. (a) (b)	970,785	49,597,406
Gossamer Bio, Inc. (a) (b)	812,606	8,247,951
Halozyme Therapeutics, Inc. (a) (b)	1,551,312	27,908,103
Heron Therapeutics, Inc. (a) (b)	1,687,193	19,807,646
Homology Medicines, Inc. (a) (b)	332,005	5,159,358
ImmunoGen, Inc. (a)	2,364,968	8,064,541
Immunomedics, Inc. (a) (b)	3,224,101	43,460,881
Incyte Corp. (a)	817,125	59,838,064
Insmed, Inc. (a) (b)	1,637,651	26,251,546
Intellia Therapeutics, Inc. (a) (b)	865,389	10,583,707
Intercept Pharmaceuticals, Inc. (a) (b)	625,188	39,361,836
Invitae Corp. (a) (b)	4,335,836	59,270,878
Ionis Pharmaceuticals, Inc. (a)	1,186,222	56,084,576
Iovance Biotherapeutics, Inc. (a) (b)	1,964,016	58,792,819
Ironwood Pharmaceuticals, Inc. (a) (b)	2,596,242	26,196,082
Kadmon Holdings, Inc. (a) (b)	876,076	3,670,758
Karuna Therapeutics, Inc. (a)	42,855	3,085,560
Karyopharm Therapeutics, Inc. (a) (b)	2,010,099	38,614,002
Kodiak Sciences, Inc. (a) (b)	190,158	9,070,537
Krystal Biotech, Inc. (a) (b)	238,235	10,301,281
Kura Oncology, Inc. (a)	410,001	4,079,510
Ligand Pharmaceuticals, Inc. (a) (b)	705,370	51,294,506
MacroGenics, Inc. (a)	950,401	5,531,334
Madrigal Pharmaceuticals, Inc. (a) (b)	298,301	19,914,575

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Mirati Therapeutics, Inc. (a) (b)	666,370	$51,223,862
Moderna, Inc. (a) (b)	3,101,181	92,880,371
Momenta Pharmaceuticals, Inc. (a)	825,484	22,453,165
Myriad Genetics, Inc. (a)	1,631,445	23,345,978
Natera, Inc. (a)	1,246,369	37,216,578
Neurocrine Biosciences, Inc. (a)	676,185	58,523,812
NextCure, Inc. (a)	192,136	7,122,481
OPKO Health, Inc. (a) (b)	9,823,476	13,163,458
Portola Pharmaceuticals, Inc. (a) (b)	1,682,203	11,994,107
Precigen, Inc. (a) (b)	2,188,231	7,439,985
Principia Biopharma, Inc. (a)	254,053	15,085,667
Progenics Pharmaceuticals, Inc. (a) (b)	1,894,940	7,200,772
Prothena Corp. PLC (a)	237,480	2,541,036
PTC Therapeutics, Inc. (a)	1,134,738	50,620,662
Puma Biotechnology, Inc. (a) (b)	2,901,233	24,486,406
Ra Pharmaceuticals, Inc. (a)	934,269	44,854,255
Radius Health, Inc. (a) (b)	1,356,126	17,629,638
Regeneron Pharmaceuticals, Inc. (a)	198,645	96,996,367
REGENXBIO, Inc. (a) (b)	947,360	30,675,517
Retrophin, Inc. (a)	883,124	12,884,779
Rhythm Pharmaceuticals, Inc. (a) (b)	396,620	6,036,556
Rocket Pharmaceuticals, Inc. (a) (b)	300,272	4,188,794
Sage Therapeutics, Inc. (a) (b)	1,024,187	29,414,651
Sangamo Therapeutics, Inc. (a) (b)	2,477,930	15,784,414
Sarepta Therapeutics, Inc. (a) (b)	566,436	55,408,769
Seattle Genetics, Inc. (a)	656,767	75,777,776
Spectrum Pharmaceuticals, Inc. (a)	1,601,124	3,730,619
Stemline Therapeutics, Inc. (a) (b)	1,294,859	6,267,118
TG Therapeutics, Inc. (a) (b)	1,732,524	17,048,036
Turning Point Therapeutics, Inc. (a) (b)	521,051	23,270,138
Twist Bioscience Corp. (a) (b)	442,491	13,531,375
Ultragenyx Pharmaceutical, Inc. (a) (b)	1,083,000	48,117,690
United Therapeutics Corp. (a)	834,228	79,105,670
Vanda Pharmaceuticals, Inc. (a)	1,005,668	10,418,720
Security Description	Shares	Value
Veracyte, Inc. (a) (b)	1,036,394	$25,194,738
Vericel Corp. (a) (b)	839,133	7,694,850
Vertex Pharmaceuticals, Inc. (a)	341,478	81,254,690
Viking Therapeutics, Inc. (a) (b)	2,316,173	10,839,690
Voyager Therapeutics, Inc. (a) (b)	834,734	7,637,816
Xencor, Inc. (a) (b)	564,046	16,853,694
Y-mAbs Therapeutics, Inc. (a) (b)	322,697	8,422,392
ZIOPHARM Oncology, Inc. (a) (b)	2,605,748	6,384,083
TOTAL COMMON STOCKS (Cost $4,841,837,576)		3,500,477,446
SHORT-TERM INVESTMENTS — 7.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	1,085,500	1,084,523
State Street Navigator Securities Lending Portfolio II (e) (f)	258,363,389	258,363,389
TOTAL SHORT-TERM INVESTMENTS (Cost $259,448,251)		259,447,912
TOTAL INVESTMENTS — 107.4% (Cost $5,101,285,827)		3,759,925,358
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.4)%		(259,122,220)
NET ASSETS — 100.0%		$3,500,803,138
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P BIOTECH ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,500,453,588	$23,858	$—	$3,500,477,446
Short-Term Investments	259,447,912	—	—	259,447,912
TOTAL INVESTMENTS	$3,759,901,500	$23,858	$—	$3,759,925,358
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Acorda Therapeutics, Inc.	2,503,039	$19,198,309	$3,419,376	$12,395,092	$(36,549,619)	$—*	—	$—*	$—
Adverum Biotechnologies, Inc.	505,070	6,005,282	70,052,080	66,564,136	14,258,083	—*	2,041,152	—*	—
AnaptysBio, Inc.	470,813	26,563,269	59,052,284	41,430,462	(1,609,970)	(22,063,660)	1,451,625	20,511,461	—
Catalyst Pharmaceuticals, Inc.	—	—	54,439,247	29,041,491	1,049,983	(5,254,609)	5,504,709	21,193,130	—
Clovis Oncology, Inc.	4,344,916	64,608,901	64,204,700	56,813,371	(122,506,821)	—*	—	—*	—
Puma Biotechnology, Inc.	4,163,214	52,914,450	60,995,475	75,326,509	(57,011,999)	42,914,990	2,901,233	24,486,407	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	161,485,496	160,392,973	(7,661)	(339)	1,085,500	1,084,523	64,369
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,012,403	2,012,403	102,679,821	104,692,224	—	—	—	—	37,546
State Street Navigator Securities Lending Portfolio II	—	—	938,585,674	680,222,285	—	—	258,363,389	258,363,389	930,703
State Street Navigator Securities Lending Portfolio III	251,159,946	251,159,946	472,618,174	723,778,120	—	—	—	—	1,428,465
Viking Therapeutics, Inc.	5,730,107	47,559,888	43,195,782	66,653,386	(41,724,384)	—*	2,316,173	—*	—
Total		$470,022,448	$2,030,728,109	$2,017,310,049	$(244,102,388)	$15,596,382		$325,638,910	$2,461,083
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2020.
*	As of March 31, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 43.9%
Affiliated Managers Group, Inc.	7,334	$433,733
Ameriprise Financial, Inc.	3,728	382,045
Ares Management Corp. Class A	18,363	567,968
Artisan Partners Asset Management, Inc. Class A	20,032	430,488
Bank of New York Mellon Corp.	12,430	418,642
BlackRock, Inc.	1,258	553,482
Blackstone Group, Inc. Class A	11,694	532,896
Blucora, Inc. (a)	19,792	238,494
Brightsphere Investment Group, Inc. (a)	35,933	229,612
Cohen & Steers, Inc.	9,150	415,867
Diamond Hill Investment Group, Inc.	904	81,577
Eaton Vance Corp.	13,194	425,506
Federated Hermes, Inc.	18,662	355,511
Focus Financial Partners, Inc. Class A (a) (b)	14,114	324,763
Franklin Resources, Inc.	24,017	400,844
Hamilton Lane, Inc. Class A	8,405	464,880
Invesco, Ltd.	35,426	321,668
Janus Henderson Group PLC	25,099	384,517
KKR & Co., Inc. Class A	21,414	502,587
Legg Mason, Inc.	17,499	854,826
Northern Trust Corp.	5,777	435,932
SEI Investments Co.	9,487	439,628
State Street Corp. (c)	7,888	420,194
T Rowe Price Group, Inc.	5,091	497,136
Virtus Investment Partners, Inc.	3,461	263,417
Waddell & Reed Financial, Inc. Class A (b)	37,808	430,255
WisdomTree Investments, Inc.	64,028	149,185
		10,955,653
FINANCIAL EXCHANGES & DATA — 25.0%
Cboe Global Markets, Inc.	5,404	482,307
CME Group, Inc.	3,066	530,142
Donnelley Financial Solutions, Inc. (a)	11,119	58,597
FactSet Research Systems, Inc.	2,311	602,431
Intercontinental Exchange, Inc.	6,823	550,957
MarketAxess Holdings, Inc.	1,670	555,392
Moody's Corp.	2,667	564,070
Morningstar, Inc.	4,225	491,156
MSCI, Inc.	2,410	696,394
Nasdaq, Inc.	6,001	569,795
S&P Global, Inc.	2,312	566,556
Tradeweb Markets, Inc. Class A	13,991	588,182
		6,255,979
INVESTMENT BANKING & BROKERAGE — 30.9%
BGC Partners, Inc. Class A	92,657	233,496
Security Description	Shares	Value
Charles Schwab Corp.	12,497	$420,149
Cowen, Inc. Class A	12,122	117,098
E*TRADE Financial Corp.	13,825	474,474
Evercore, Inc. Class A	8,260	380,456
Goldman Sachs Group, Inc.	2,774	428,833
Houlihan Lokey, Inc.	13,160	685,899
Interactive Brokers Group, Inc. Class A	13,383	577,744
INTL. FCStone, Inc. (a)	3,198	115,959
Lazard, Ltd. Class A	16,051	378,162
LPL Financial Holdings, Inc.	6,718	365,661
Moelis & Co. Class A	20,104	564,922
Morgan Stanley	12,424	422,416
Piper Sandler Cos.	4,892	247,388
PJT Partners, Inc. Class A	5,702	247,410
Raymond James Financial, Inc.	6,868	434,058
Stifel Financial Corp.	10,136	418,414
TD Ameritrade Holding Corp.	11,990	415,573
Virtu Financial, Inc. Class A (b)	38,469	800,925
		7,729,037
TOTAL COMMON STOCKS (Cost $34,852,446)		24,940,669
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	85,799	85,722
State Street Navigator Securities Lending Portfolio II (c) (f)	993,814	993,814
TOTAL SHORT-TERM INVESTMENTS (Cost $1,079,504)		1,079,536
TOTAL INVESTMENTS — 104.1% (Cost $35,931,950)		26,020,205
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.1)%		(1,022,273)
NET ASSETS — 100.0%		$24,997,932
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$24,940,669	$—	$—	$24,940,669
Short-Term Investments	1,079,536	—	—	1,079,536
TOTAL INVESTMENTS	$26,020,205	$—	$—	$26,020,205
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Corp.	14,146	$793,025	$37,094	$457,469	$(93,930)	$141,474	7,888	$420,194	$15,470
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	1,277,489	1,191,686	(113)	32	85,799	85,722	945
State Street Institutional U.S. Government Money Market Fund, Class G Shares	47,001	47,001	44,070	91,071	—	—	—	—	185
State Street Navigator Securities Lending Portfolio II	—	—	4,344,406	3,350,592	—	—	993,814	993,814	850
State Street Navigator Securities Lending Portfolio III	—	—	1,235,015	1,235,015	—	—	—	—	201
Total		$840,026	$6,938,074	$6,325,833	$(94,043)	$141,506		$1,499,730	$17,651
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp.	868,487	$114,909,515
United Technologies Corp.	890,246	83,976,905
		198,886,420
AIR FREIGHT & LOGISTICS — 1.6%
C.H. Robinson Worldwide, Inc. (a)	2,276,084	150,676,761
Expeditors International of Washington, Inc.	1,197,792	79,916,682
		230,593,443
BANKS — 6.2%
Bank OZK (b)	8,254,690	137,853,323
Commerce Bancshares, Inc. (a)	1,488,449	74,943,407
Community Bank System, Inc.	1,994,969	117,304,177
Cullen/Frost Bankers, Inc. (a)	2,157,746	120,380,650
People's United Financial, Inc.	18,413,545	203,469,672
Prosperity Bancshares, Inc. (a)	2,620,188	126,424,071
United Bankshares, Inc. (a)	4,198,559	96,902,742
		877,278,042
BEVERAGES — 2.6%
Brown-Forman Corp. Class B (a)	997,725	55,383,715
Coca-Cola Co. (a)	3,481,492	154,056,021
PepsiCo, Inc.	1,358,627	163,171,102
		372,610,838
BIOTECHNOLOGY — 2.4%
AbbVie, Inc.	4,433,091	337,757,203
BUILDING PRODUCTS — 0.8%
AO Smith Corp. (a)	3,081,384	116,507,129
CAPITAL MARKETS — 4.6%
Eaton Vance Corp. (b)	4,778,046	154,091,983
FactSet Research Systems, Inc. (a)	269,607	70,281,153
Franklin Resources, Inc. (a)	11,432,578	190,809,727
S&P Global, Inc.	196,771	48,218,734
SEI Investments Co.	1,165,692	54,018,167
T Rowe Price Group, Inc.	1,321,384	129,033,148
		646,452,912
CHEMICALS — 4.8%
Air Products & Chemicals, Inc.	562,311	112,242,899
Albemarle Corp. (a)	1,722,237	97,082,500
Ecolab, Inc.	341,778	53,259,266
HB Fuller Co.	1,783,091	49,801,731
Linde PLC	543,888	94,092,624
PPG Industries, Inc.	843,887	70,548,953
RPM International, Inc.	1,784,574	106,182,153
Sherwin-Williams Co.	90,454	41,565,422
Stepan Co.	651,885	57,665,747
		682,441,295
COMMERCIAL SERVICES & SUPPLIES — 1.8%
ABM Industries, Inc. (b)	2,843,007	69,255,651
Brady Corp. Class A (b)	1,861,933	84,029,036
Security Description	Shares	Value
Cintas Corp.	232,226	$40,226,188
MSA Safety, Inc.	676,477	68,459,472
		261,970,347
CONTAINERS & PACKAGING — 3.2%
Amcor PLC (a)	28,713,610	233,154,513
AptarGroup, Inc.	738,783	73,538,460
Sonoco Products Co.	3,294,126	152,682,740
		459,375,713
DISTRIBUTORS — 1.0%
Genuine Parts Co.	2,033,837	136,938,245
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	9,603,759	279,949,575
ELECTRIC UTILITIES — 2.0%
Eversource Energy	1,903,437	148,867,808
NextEra Energy, Inc.	543,934	130,881,399
		279,749,207
ELECTRICAL EQUIPMENT — 1.7%
Emerson Electric Co.	2,375,369	113,186,333
nVent Electric PLC	7,417,259	125,129,159
		238,315,492
ENERGY EQUIPMENT & SERVICES — 1.1%
Helmerich & Payne, Inc. (b)	10,283,692	160,939,780
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.1%
Essex Property Trust, Inc. REIT	582,006	128,181,001
Federal Realty Investment Trust REIT	1,746,018	130,270,403
National Retail Properties, Inc. REIT	4,722,954	152,031,889
Realty Income Corp. REIT	3,420,238	170,533,067
		581,016,360
FOOD & STAPLES RETAILING — 3.1%
Casey's General Stores, Inc.	337,770	44,751,147
Sysco Corp.	1,769,125	80,725,174
Walmart, Inc.	1,083,595	123,118,064
Walgreens Boots Alliance, Inc.	4,143,337	189,557,668
		438,152,053
FOOD PRODUCTS — 5.2%
Archer-Daniels-Midland Co.	4,736,595	166,633,412
Hormel Foods Corp. (a)	3,032,432	141,432,628
J.M. Smucker Co.	2,181,097	242,101,767
Lancaster Colony Corp.	744,780	107,724,979
McCormick & Co., Inc.	587,869	83,012,982
		740,905,768
GAS UTILITIES — 5.8%
Atmos Energy Corp.	1,216,850	120,748,025
National Fuel Gas Co. (a) (b)	5,996,927	223,625,408
New Jersey Resources Corp. (a)	4,513,193	153,313,166
Northwest Natural Holding Co.	1,229,217	75,904,150
South Jersey Industries, Inc. (a) (b)	5,019,662	125,491,550

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
UGI Corp.	4,588,825	$122,383,963
		821,466,262
HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Abbott Laboratories	1,274,018	100,532,761
Becton Dickinson and Co.	290,042	66,642,950
Medtronic PLC	1,109,033	100,012,596
West Pharmaceutical Services, Inc.	189,860	28,906,185
		296,094,492
HEALTH CARE PROVIDERS & SERVICES — 1.7%
Cardinal Health, Inc.	4,909,936	235,382,332
HOTELS, RESTAURANTS & LEISURE — 1.0%
McDonald's Corp.	832,150	137,596,003
HOUSEHOLD DURABLES — 0.8%
Leggett & Platt, Inc. (b)	4,297,844	114,666,478
HOUSEHOLD PRODUCTS — 5.5%
Church & Dwight Co., Inc.	1,260,301	80,886,118
Clorox Co. (a)	1,212,060	209,989,395
Colgate-Palmolive Co.	2,469,036	163,845,229
Kimberly-Clark Corp.	1,450,881	185,524,154
Procter & Gamble Co.	1,326,284	145,891,240
		786,136,136
INDUSTRIAL CONGLOMERATES — 1.9%
3M Co.	1,273,101	173,791,017
Carlisle Cos., Inc.	548,534	68,720,340
Roper Technologies, Inc.	106,674	33,262,020
		275,773,377
INSURANCE — 4.3%
Aflac, Inc.	2,707,143	92,692,576
Brown & Brown, Inc.	1,430,271	51,804,416
Chubb, Ltd.	880,789	98,375,323
Cincinnati Financial Corp.	1,395,968	105,325,786
Old Republic International Corp.	10,626,152	162,048,818
RenaissanceRe Holdings, Ltd.	253,503	37,853,068
RLI Corp.	741,793	65,225,858
		613,325,845
IT SERVICES — 2.7%
Automatic Data Processing, Inc.	836,976	114,397,880
International Business Machines Corp.	2,389,349	265,050,484
		379,448,364
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Polaris, Inc.	1,814,990	87,391,769
MACHINERY — 6.2%
Caterpillar, Inc. (a)	1,380,605	160,205,404
Donaldson Co., Inc.	1,896,878	73,276,397
Dover Corp.	1,008,734	84,673,132
Franklin Electric Co., Inc.	1,003,130	47,277,517
Security Description	Shares	Value
Graco, Inc.	1,799,108	$87,670,533
Illinois Tool Works, Inc.	938,866	133,431,636
Lincoln Electric Holdings, Inc. (a)	1,512,925	104,391,825
Nordson Corp.	379,242	51,224,217
Pentair PLC	2,491,351	74,142,606
Stanley Black & Decker, Inc.	694,862	69,486,200
		885,779,467
MEDIA — 0.7%
John Wiley & Sons, Inc. Class A (a) (b)	2,638,753	98,926,850
METALS & MINING — 1.0%
Nucor Corp.	3,948,525	142,225,870
MULTI-UTILITIES — 3.4%
Black Hills Corp.	2,295,189	146,960,952
Consolidated Edison, Inc.	2,428,097	189,391,566
MDU Resources Group, Inc.	6,512,561	140,020,061
		476,372,579
MULTILINE RETAIL — 0.8%
Target Corp.	1,251,270	116,330,572
OIL, GAS & CONSUMABLE FUELS — 2.7%
Chevron Corp.	2,453,239	177,761,698
Exxon Mobil Corp.	5,223,911	198,351,901
		376,113,599
PHARMACEUTICALS — 1.1%
Johnson & Johnson	1,220,101	159,991,844
SPECIALTY RETAIL — 1.5%
Lowe's Cos., Inc.	1,061,478	91,340,182
Ross Stores, Inc.	525,751	45,724,565
TJX Cos., Inc.	1,710,609	81,784,216
		218,848,963
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Kontoor Brands, Inc. (a) (b) (c)	6,915,602	132,572,090
VF Corp.	1,583,299	85,624,810
		218,196,900
TRADING COMPANIES & DISTRIBUTORS — 1.7%
Fastenal Co.	4,657,916	145,559,875
W.W. Grainger, Inc.	359,321	89,291,268
		234,851,143
WATER UTILITIES — 2.1%
American States Water Co.	1,085,773	88,751,085
California Water Service Group (a)	1,987,683	100,020,208
Essential Utilities, Inc. (a)	2,673,964	108,830,335
		297,601,628
WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Telephone & Data Systems, Inc. (b)	7,293,594	122,240,635
TOTAL COMMON STOCKS (Cost $16,548,572,161)		14,134,600,930

See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	23,840,177	$23,818,721
State Street Navigator Securities Lending Portfolio II (f) (g)	148,986,167	148,986,167
TOTAL SHORT-TERM INVESTMENTS (Cost $172,794,426)		172,804,888
TOTAL INVESTMENTS — 100.8% (Cost $16,721,366,587)		14,307,405,818
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(115,812,537)
NET ASSETS — 100.0%		$14,191,593,281
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$14,134,600,930	$—	$—	$14,134,600,930
Short-Term Investments	172,804,888	—	—	172,804,888
TOTAL INVESTMENTS	$14,307,405,818	$—	$—	$14,307,405,818
See accompanying notes to schedule of investments.

SPDR S&P DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
ABM Industries, Inc.	3,755,454	$150,218,160	$44,265,770	$81,493,815	$7,602,785	$—*	—	$—*	$—
Bank OZK	7,011,092	210,963,758	60,126,245	21,364,330	(2,434,765)	(109,437,585)	8,254,690	137,853,323	5,616,405
Brady Corp.	2,701,251	133,225,699	29,929,019	73,079,065	5,501,081	—*	—	—*	—
Eaton Vance Corp.	5,890,022	254,036,649	58,281,396	104,067,262	15,054,065	—*	—	—*	—
Helmerich & Payne, Inc.	—	—	437,294,802	10,304,168	(9,909,795)	(256,141,059)	10,283,692	160,939,780	7,593,719
John Wiley & Sons, Inc.	3,190,542	146,318,256	40,566,823	65,548,357	(15,912,672)	(6,497,200)	2,638,753	98,926,850	3,857,777
Kontoor Brands, Inc.	254,938	7,143,363	271,853,195	15,484,358	177,609	—*	—	—*	—
Leggett & Platt, Inc.	6,012,837	230,712,556	121,567,946	214,590,062	49,649,239	—*	—	—*	—
Meredith Corp.	3,377,760	185,979,466	173,564,742	238,710,977	(131,690,869)	—*	—	—*	—
National Fuel Gas Co.	3,323,623	175,321,113	149,273,198	23,081,424	(2,238,302)	(75,649,177)	5,996,927	223,625,408	7,330,725
nVent Electric PLC	6,616,421	164,021,077	114,987,896	96,722,479	(1,398,049)	—*	—	—*	—
South Jersey Industries, Inc.	—	—	162,473,603	6,621,286	(1,126,579)	(29,234,188)	5,019,662	125,491,550	1,526,277
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	644,914,286	621,113,891	7,864	10,462	23,840,177	23,818,721	403,025
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,868,771	3,868,771	53,013,411	56,882,182	—	—	—	—	79,583
State Street Navigator Securities Lending Portfolio II	—	—	1,329,814,761	1,180,828,594	—	—	148,986,167	148,986,167	1,628,618
State Street Navigator Securities Lending Portfolio III	72,674,127	72,674,127	517,136,810	589,810,937	—	—	—	—	489,080
Tanger Factory Outlet Centers, Inc.	12,260,632	198,744,845	169,688,283	334,605,620	(137,923,659)	—*	—	—*	—
Telephone & Data Systems, Inc.	4,740,780	144,119,712	89,738,857	21,531,167	(2,444,463)	(87,642,304)	7,293,594	122,240,635	3,247,292
Total		$2,077,347,552	$4,468,491,043	$3,755,839,974	$(227,086,510)	$(564,591,051)		$1,041,882,434	$31,772,501
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2020.
*	As of March 31, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
HEALTH CARE EQUIPMENT — 73.3%
Abbott Laboratories	96,100	$7,583,251
ABIOMED, Inc. (a)	45,619	6,622,054
AngioDynamics, Inc. (a)	230,362	2,402,676
AtriCure, Inc. (a)	174,872	5,873,950
AxoGen, Inc. (a)	275,200	2,862,080
Baxter International, Inc.	98,826	8,023,683
Becton Dickinson and Co.	30,888	7,097,136
Boston Scientific Corp. (a)	184,009	6,004,214
Cantel Medical Corp. (b)	111,982	4,020,154
Cardiovascular Systems, Inc. (a)	181,416	6,387,657
CONMED Corp.	74,858	4,287,118
CryoLife, Inc. (a)	189,306	3,203,057
CryoPort, Inc. (a) (b)	503,094	8,587,815
Cutera, Inc. (a)	118,760	1,551,006
Danaher Corp.	55,658	7,703,624
DexCom, Inc. (a)	40,695	10,957,943
Edwards Lifesciences Corp. (a)	35,667	6,727,509
Glaukos Corp. (a) (b)	146,770	4,529,322
Globus Medical, Inc. Class A (a)	142,176	6,046,745
Heska Corp. (a) (b)	68,932	3,811,940
Hill-Rom Holdings, Inc.	75,732	7,618,639
Hologic, Inc. (a)	156,106	5,479,321
IDEXX Laboratories, Inc. (a)	32,685	7,917,614
Inogen, Inc. (a) (b)	117,303	6,059,873
Insulet Corp. (a) (b)	47,227	7,824,569
Integer Holdings Corp. (a)	105,244	6,615,638
Integra LifeSciences Holdings Corp. (a)	134,404	6,003,827
Intuitive Surgical, Inc. (a)	14,312	7,087,445
iRhythm Technologies, Inc. (a) (b)	129,365	10,523,843
LeMaitre Vascular, Inc.	103,130	2,570,000
LivaNova PLC (a)	108,749	4,920,892
Masimo Corp. (a)	52,988	9,385,235
Medtronic PLC	73,078	6,590,174
Mesa Laboratories, Inc. (b)	31,494	7,120,478
Natus Medical, Inc. (a)	150,675	3,485,113
Nevro Corp. (a)	75,679	7,566,386
NuVasive, Inc. (a)	109,419	5,543,166
Orthofix Medical, Inc. (a)	103,034	2,885,982
Penumbra, Inc. (a) (b)	52,095	8,404,486
ResMed, Inc.	53,999	7,953,513
STERIS PLC	54,624	7,645,721
Stryker Corp.	40,827	6,797,287
Surmodics, Inc. (a)	80,472	2,681,327
Tactile Systems Technology, Inc. (a)	123,167	4,946,387
Tandem Diabetes Care, Inc. (a)	136,557	8,787,443
Teleflex, Inc.	23,053	6,751,302
Varex Imaging Corp. (a)	147,134	3,341,413
Varian Medical Systems, Inc. (a)	58,610	6,016,903
Wright Medical Group NV (a) (b)	278,635	7,982,893
Zimmer Biomet Holdings, Inc.	56,052	5,665,736
		306,455,540
Security Description	Shares	Value
HEALTH CARE SUPPLIES — 26.7%
Align Technology, Inc. (a)	31,179	$5,423,587
Antares Pharma, Inc. (a)	665,397	1,570,337
Atrion Corp.	11,749	7,636,850
Avanos Medical, Inc. (a)	255,464	6,879,646
Cerus Corp. (a)	995,585	4,629,470
Cooper Cos., Inc.	26,193	7,220,624
DENTSPLY SIRONA, Inc.	147,175	5,714,805
Haemonetics Corp. (a)	71,078	7,083,633
ICU Medical, Inc. (a)	46,524	9,387,147
Lantheus Holdings, Inc. (a)	323,862	4,132,479
Meridian Bioscience, Inc. (a)	270,020	2,268,168
Merit Medical Systems, Inc. (a)	277,754	8,679,813
Neogen Corp. (a)	121,390	8,131,916
OraSure Technologies, Inc. (a)	504,076	5,423,858
Quidel Corp. (a)	116,932	11,437,119
STAAR Surgical Co. (a) (b)	221,681	7,151,429
West Pharmaceutical Services, Inc.	56,695	8,631,814
		111,402,695
TOTAL COMMON STOCKS (Cost $509,877,270)		417,858,235
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	121,448	121,339
State Street Navigator Securities Lending Portfolio II (e) (f)	15,149,547	15,149,547
TOTAL SHORT-TERM INVESTMENTS (Cost $15,270,851)		15,270,886
TOTAL INVESTMENTS — 103.6% (Cost $525,148,121)		433,129,121
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.6)%		(15,130,523)
NET ASSETS — 100.0%		$417,998,598
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE EQUIPMENT ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$417,858,235	$—	$—	$417,858,235
Short-Term Investments	15,270,886	—	—	15,270,886
TOTAL INVESTMENTS	$433,129,121	$—	$—	$433,129,121
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$2,715,212	$2,593,686	$(222)	$35	121,448	$121,339	$1,617
State Street Institutional U.S. Government Money Market Fund, Class G Shares	189,166	189,166	250,344	439,510	—	—	—	—	600
State Street Navigator Securities Lending Portfolio II	—	—	72,130,551	56,981,004	—	—	15,149,547	15,149,547	22,336
State Street Navigator Securities Lending Portfolio III	693,265	693,265	77,353,193	78,046,458	—	—	—	—	16,869
Total		$882,431	$152,449,300	$138,060,658	$(222)	$35		$15,270,886	$41,422
See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
HEALTH CARE SERVICES — 41.8%
Addus HomeCare Corp. (a)	23,068	$1,559,397
Amedisys, Inc. (a)	13,015	2,388,773
AMN Healthcare Services, Inc. (a)	35,418	2,047,515
BioTelemetry, Inc. (a) (b)	38,667	1,489,066
Chemed Corp.	4,801	2,079,793
Cigna Corp. (a)	11,150	1,975,557
CorVel Corp. (a)	10,167	554,203
CVS Health Corp.	28,763	1,706,509
DaVita, Inc. (a)	29,051	2,209,619
Guardant Health, Inc. (a) (b)	27,829	1,936,898
Laboratory Corp. of America Holdings (a)	12,705	1,605,785
LHC Group, Inc. (a)	16,055	2,250,911
MEDNAX, Inc. (a)	77,092	897,351
Option Care Health, Inc. (a)	40,050	379,273
Premier, Inc. Class A (a)	55,705	1,822,668
Providence Service Corp. (a)	11,918	654,060
Quest Diagnostics, Inc.	20,117	1,615,395
R1 RCM, Inc. (a)	157,601	1,432,593
RadNet, Inc. (a)	23,111	242,897
Tivity Health, Inc. (a) (b)	91,083	572,912
		29,421,175
HEALTH CARE DISTRIBUTORS — 21.6%
AmerisourceBergen Corp.	24,895	2,203,207
Cardinal Health, Inc.	39,449	1,891,185
Covetrus, Inc. (a) (b)	161,994	1,318,631
Henry Schein, Inc. (a)	30,911	1,561,624
McKesson Corp.	15,023	2,032,011
Owens & Minor, Inc. (b)	334,761	3,063,063
Patterson Cos., Inc. (b)	101,707	1,555,100
PetIQ, Inc. (a) (b)	68,207	1,584,449
		15,209,270
HEALTH CARE FACILITIES — 17.6%
Acadia Healthcare Co., Inc. (a)	65,987	1,210,862
Brookdale Senior Living, Inc. (a)	272,822	851,205
Encompass Health Corp.	30,072	1,925,510
Ensign Group, Inc.	42,384	1,594,062
Hanger, Inc. (a)	30,002	467,431
HCA Healthcare, Inc.	14,780	1,327,983
National HealthCare Corp.	5,356	384,186
Select Medical Holdings Corp. (a)	54,572	818,580
Tenet Healthcare Corp. (a)	57,003	820,843
The Pennant Group, Inc. (a)	22,793	322,749
Security Description	Shares	Value
Universal Health Services, Inc. Class B	14,668	$1,453,305
US Physical Therapy, Inc.	17,638	1,217,022
		12,393,738
MANAGED HEALTH CARE — 18.9%
Anthem, Inc.	7,450	1,691,448
Centene Corp. (a)	36,601	2,174,465
HealthEquity, Inc. (a)	29,623	1,498,628
Humana, Inc.	5,995	1,882,550
Magellan Health, Inc. (a)	25,315	1,217,905
Molina Healthcare, Inc. (a) (b)	16,304	2,277,832
Triple-S Management Corp. Class B (a)	48,797	688,038
UnitedHealth Group, Inc.	7,412	1,848,404
		13,279,270
TOTAL COMMON STOCKS (Cost $88,368,134)		70,303,453
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	42,075	42,037
State Street Navigator Securities Lending Portfolio II (e) (f)	3,448,077	3,448,077
TOTAL SHORT-TERM INVESTMENTS (Cost $3,490,104)		3,490,114
TOTAL INVESTMENTS — 104.9% (Cost $91,858,238)		73,793,567
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(3,418,096)
NET ASSETS — 100.0%		$70,375,471
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P HEALTH CARE SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$70,303,453	$—	$—	$70,303,453
Short-Term Investments	3,490,114	—	—	3,490,114
TOTAL INVESTMENTS	$73,793,567	$—	$—	$73,793,567
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,689,523	$5,647,442	$(54)	$10	42,075	$42,037	$3,399
State Street Institutional U.S. Government Money Market Fund, Class G Shares	286,438	286,438	107,745	394,183	—	—	—	—	537
State Street Navigator Securities Lending Portfolio II	—	—	20,743,066	17,294,989	—	—	3,448,077	3,448,077	21,285
State Street Navigator Securities Lending Portfolio III	1,155,133	1,155,133	10,561,909	11,717,042	—	—	—	—	1,251
Total		$1,441,571	$37,102,243	$35,053,656	$(54)	$10		$3,490,114	$26,472
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BUILDING PRODUCTS — 37.2%
Allegion PLC	259,778	$23,904,772
AO Smith Corp.	603,516	22,818,940
Armstrong World Industries, Inc.	175,019	13,900,009
Fortune Brands Home & Security, Inc.	515,991	22,316,611
Johnson Controls International PLC	954,723	25,739,332
Lennox International, Inc.	148,283	26,956,367
Masco Corp.	821,272	28,391,373
Owens Corning	597,787	23,200,113
Trex Co., Inc. (a)	238,215	19,090,550
		206,318,067
HOME FURNISHINGS — 8.3%
Leggett & Platt, Inc.	452,415	12,070,432
Mohawk Industries, Inc. (a)	279,877	21,337,823
Tempur Sealy International, Inc. (a)	291,045	12,721,577
		46,129,832
HOME IMPROVEMENT RETAIL — 13.9%
Floor & Decor Holdings, Inc. Class A (a) (b)	486,357	15,607,196
Home Depot, Inc.	180,373	33,677,443
Lowe's Cos., Inc.	325,787	28,033,971
		77,318,610
HOMEBUILDING — 29.1%
Cavco Industries, Inc. (a)	24,006	3,479,430
Century Communities, Inc. (a)	172,279	2,499,768
D.R. Horton, Inc.	704,421	23,950,314
Installed Building Products, Inc. (a)	82,807	3,301,515
Lennar Corp. Class A	662,238	25,297,491
LGI Homes, Inc. (a)	142,432	6,430,805
M/I Homes, Inc. (a)	99,728	1,648,504
MDC Holdings, Inc.	275,900	6,400,880
NVR, Inc. (a)	10,166	26,117,572
PulteGroup, Inc.	956,109	21,340,353
Skyline Champion Corp. (a)	173,529	2,720,935
Taylor Morrison Home Corp. (a)	874,189	9,616,079
Security Description	Shares	Value
Toll Brothers, Inc.	689,652	$13,275,801
TopBuild Corp. (a)	116,451	8,342,550
TRI Pointe Group, Inc. (a) (b)	811,737	7,118,933
		161,540,930
HOMEFURNISHING RETAIL — 5.3%
Aaron's, Inc.	392,107	8,932,198
Williams-Sonoma, Inc. (b)	478,920	20,363,678
		29,295,876
HOUSEHOLD APPLIANCES — 6.0%
Helen of Troy, Ltd. (a)	75,984	10,943,976
Whirlpool Corp. (b)	260,124	22,318,639
		33,262,615
TOTAL COMMON STOCKS (Cost $899,671,412)		553,865,930
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d) (Cost $395,548)	396,041	395,684
TOTAL INVESTMENTS — 99.9% (Cost $900,066,960)		554,261,614
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		706,989
NET ASSETS — 100.0%		$554,968,603
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$553,865,930	$—	$—	$553,865,930
Short-Term Investment	395,684	—	—	395,684
TOTAL INVESTMENTS	$554,261,614	$—	$—	$554,261,614
See accompanying notes to schedule of investments.

SPDR S&P HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$19,662,308	$19,264,758	$(2,002)	$136	396,041	$395,684	$14,027
State Street Institutional U.S. Government Money Market Fund, Class G Shares	262,063	262,063	1,085,596	1,347,659	—	—	—	—	1,923
State Street Navigator Securities Lending Portfolio II	—	—	44,602,552	44,602,552	—	—	—	—	9,922
State Street Navigator Securities Lending Portfolio III	35,198,849	35,198,849	79,785,797	114,984,646	—	—	—	—	25,971
Total		$35,460,912	$145,136,253	$180,199,615	$(2,002)	$136		$395,684	$51,843
See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
INSURANCE BROKERS — 13.3%
Aon PLC	91,252	$15,060,230
Arthur J Gallagher & Co.	199,149	16,232,635
Brown & Brown, Inc.	483,924	17,527,727
Marsh & McLennan Cos., Inc.	170,114	14,708,057
Willis Towers Watson PLC	93,974	15,961,484
		79,490,133
LIFE & HEALTH INSURANCE — 21.2%
Aflac, Inc.	353,792	12,113,838
American Equity Investment Life Holding Co.	305,046	5,734,865
Athene Holding, Ltd. Class A (a)	414,103	10,278,036
Brighthouse Financial, Inc. (a)	444,818	10,751,251
CNO Financial Group, Inc.	719,687	8,916,922
Genworth Financial, Inc. Class A (a)	1,793,535	5,954,536
Globe Life, Inc.	178,081	12,816,490
Lincoln National Corp.	314,183	8,269,297
MetLife, Inc.	372,479	11,386,683
Primerica, Inc.	118,029	10,443,206
Principal Financial Group, Inc.	345,680	10,833,611
Prudential Financial, Inc.	199,343	10,393,744
Unum Group	618,552	9,284,465
		127,176,944
MULTI-LINE INSURANCE — 7.8%
American Financial Group, Inc.	171,261	12,001,971
American International Group, Inc.	363,667	8,818,925
Assurant, Inc.	144,459	15,036,737
Hartford Financial Services Group, Inc.	307,266	10,828,054
		46,685,687
PROPERTY & CASUALTY INSURANCE — 49.2%
Allstate Corp.	171,451	15,727,200
Arch Capital Group, Ltd. (a)	450,532	12,822,141
Argo Group International Holdings, Ltd.	102,387	3,794,462
Assured Guaranty, Ltd.	373,924	9,643,500
Axis Capital Holdings, Ltd.	318,644	12,315,591
Chubb, Ltd.	121,611	13,582,733
Cincinnati Financial Corp.	178,359	13,457,187
Erie Indemnity Co. Class A (b)	111,414	16,516,011
Fidelity National Financial, Inc.	398,741	9,920,676
First American Financial Corp.	309,627	13,131,281
Hanover Insurance Group, Inc.	138,348	12,531,562
Kemper Corp.	223,381	16,612,845
Kinsale Capital Group, Inc.	120,537	12,599,733
Loews Corp.	371,699	12,946,276
Security Description	Shares	Value
Markel Corp. (a)	16,538	$15,345,445
Mercury General Corp.	147,349	6,000,051
Old Republic International Corp.	836,714	12,759,888
ProAssurance Corp.	172,899	4,322,475
Progressive Corp.	260,567	19,240,267
RLI Corp.	98,192	8,634,023
Selective Insurance Group, Inc.	276,238	13,729,029
Travelers Cos., Inc.	138,612	13,771,102
White Mountains Insurance Group, Ltd.	12,984	11,815,440
WR Berkley Corp.	270,349	14,104,107
		295,323,025
REINSURANCE — 8.4%
Alleghany Corp.	23,692	13,086,276
Everest Re Group, Ltd.	68,480	13,176,921
Reinsurance Group of America, Inc.	113,948	9,587,585
RenaissanceRe Holdings, Ltd.	96,381	14,391,611
		50,242,393
TOTAL COMMON STOCKS (Cost $825,985,242)		598,918,182
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	1,280,299	1,279,147
State Street Navigator Securities Lending Portfolio II (e) (f)	519,760	519,760
TOTAL SHORT-TERM INVESTMENTS (Cost $1,798,720)		1,798,907
TOTAL INVESTMENTS — 100.2% (Cost $827,783,962)		600,717,089
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(960,205)
NET ASSETS — 100.0%		$599,756,884
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INSURANCE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$598,918,182	$—	$—	$598,918,182
Short-Term Investments	1,798,907	—	—	1,798,907
TOTAL INVESTMENTS	$600,717,089	$—	$—	$600,717,089
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$21,418,076	$20,136,208	$(2,908)	$187	1,280,299	$1,279,147	$22,464
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,110,898	2,110,898	1,576,062	3,686,960	—	—	—	—	3,692
State Street Navigator Securities Lending Portfolio II	—	—	8,975,112	8,455,352	—	—	519,760	519,760	1,002
State Street Navigator Securities Lending Portfolio III	—	—	16,788,777	16,788,777	—	—	—	—	1,864
Total		$2,110,898	$48,758,027	$49,067,297	$(2,908)	$187		$1,798,907	$29,022
See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTERACTIVE MEDIA & SERVICES — 34.6%
Alphabet, Inc. Class C (a)	281	$326,750
ANGI Homeservices, Inc. Class A (a) (b)	40,011	210,058
Cargurus, Inc. (a) (b)	10,180	192,809
Cars.com, Inc. (a)	25,073	107,814
Eventbrite, Inc. Class A (a)	15,967	116,559
Facebook, Inc. Class A (a)	1,952	325,594
IAC/InterActiveCorp (a)	1,688	302,540
Liberty TripAdvisor Holdings, Inc. Class A (a)	13,758	24,764
Match Group, Inc. (a) (b)	5,283	348,889
Pinterest, Inc. Class A (a) (b)	21,771	336,144
QuinStreet, Inc. (a)	12,823	103,225
Snap, Inc. Class A (a) (b)	25,103	298,475
TripAdvisor, Inc.	12,949	225,183
TrueCar, Inc. (a)	21,873	52,933
Twitter, Inc. (a)	12,499	306,975
Yelp, Inc. (a)	11,290	203,559
Zillow Group, Inc. Class C (a) (b)	8,987	323,712
		3,805,983
INTERNET & DIRECT MARKETING RETAIL — 42.0%
1-800-Flowers.com, Inc. Class A (a)	7,918	104,755
Amazon.com, Inc. (a)	215	419,190
Booking Holdings, Inc. (a)	194	260,992
Chewy, Inc. Class A (a) (b)	13,443	503,978
eBay, Inc.	10,707	321,852
Etsy, Inc. (a)	8,981	345,230
Expedia Group, Inc.	3,360	189,067
Groupon, Inc. (a)	118,955	116,600
GrubHub, Inc. (a) (b)	8,725	355,369
PetMed Express, Inc.	13,669	393,394
Quotient Technology, Inc. (a)	10,689	69,479
Qurate Retail, Inc. Class A (a)	46,363	283,046
Rubicon Project, Inc. (a)	19,385	107,587
Shutterstock, Inc.	4,501	144,752
Stamps.com, Inc. (a)	4,568	594,205
Stitch Fix, Inc. Class A (a) (b)	14,643	185,966
Wayfair, Inc. Class A (a) (b)	4,214	225,196
		4,620,658
Security Description	Shares	Value
INTERNET SERVICES & INFRASTRUCTURE — 23.2%
Akamai Technologies, Inc. (a)	4,486	$410,424
Endurance International Group Holdings, Inc. (a)	11,110	21,442
GoDaddy, Inc. Class A (a)	5,634	321,758
MongoDB, Inc. (a) (b)	2,958	403,885
Okta, Inc. (a)	3,247	396,978
Switch, Inc. Class A	20,721	299,004
Twilio, Inc. Class A (a) (b)	3,877	346,953
VeriSign, Inc. (a)	1,984	357,299
		2,557,743
TOTAL COMMON STOCKS (Cost $17,169,328)		10,984,384
SHORT-TERM INVESTMENTS — 13.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	18,208	18,191
State Street Navigator Securities Lending Portfolio II (e) (f)	1,473,948	1,473,948
TOTAL SHORT-TERM INVESTMENTS (Cost $1,492,142)		1,492,139
TOTAL INVESTMENTS — 113.4% (Cost $18,661,470)		12,476,523
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.4)%		(1,474,845)
NET ASSETS — 100.0%		$11,001,678
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P INTERNET ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$10,984,384	$—	$—	$10,984,384
Short-Term Investments	1,492,139	—	—	1,492,139
TOTAL INVESTMENTS	$12,476,523	$—	$—	$12,476,523
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$966,715	$948,495	$(26)	$(3)	18,208	$18,191	$692
State Street Institutional U.S. Government Money Market Fund, Class G Shares	119,294	119,294	31,195	150,489	—	—	—	—	190
State Street Navigator Securities Lending Portfolio II	—	—	18,565,889	17,091,941	—	—	1,473,948	1,473,948	23,044
State Street Navigator Securities Lending Portfolio III	1,990,374	1,990,374	17,200,036	19,190,410	—	—	—	—	32,274
Total		$2,109,668	$36,763,835	$37,381,335	$(26)	$(3)		$1,492,139	$56,200
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALUMINUM — 6.5%
Alcoa Corp. (a)	976,560	$6,015,610
Kaiser Aluminum Corp.	136,718	9,471,823
		15,487,433
COAL & CONSUMABLE FUELS — 6.6%
Arch Coal, Inc. Class A	273,020	7,890,278
CONSOL Energy, Inc. (a) (b)	543,477	2,005,430
Peabody Energy Corp.	2,000,477	5,801,383
		15,697,091
COPPER — 4.4%
Freeport-McMoRan, Inc.	1,569,939	10,597,088
DIVERSIFIED METALS & MINING — 7.3%
Compass Minerals International, Inc. (b)	318,999	12,271,891
Materion Corp.	151,790	5,314,168
		17,586,059
GOLD — 21.4%
Coeur Mining, Inc. (a) (b)	2,779,198	8,921,226
McEwen Mining, Inc. (a)	7,563,163	4,997,738
Newmont Goldcorp Corp.	489,399	22,159,987
Royal Gold, Inc.	174,467	15,302,500
		51,381,451
SILVER — 5.0%
Hecla Mining Co.	6,624,500	12,056,590
STEEL — 48.7%
Allegheny Technologies, Inc. (a) (b)	906,429	7,704,647
Carpenter Technology Corp.	337,531	6,581,855
Cleveland-Cliffs, Inc. (b)	2,343,992	9,258,768
Commercial Metals Co.	912,194	14,403,543
Haynes International, Inc.	97,241	2,004,137
Nucor Corp.	357,791	12,887,632
Reliance Steel & Aluminum Co.	168,746	14,780,462
Schnitzer Steel Industries, Inc. Class A	305,203	3,979,847
Security Description	Shares	Value
Steel Dynamics, Inc.	582,583	$13,131,421
SunCoke Energy, Inc.	1,502,832	5,785,903
United States Steel Corp. (b)	1,473,700	9,299,047
Warrior Met Coal, Inc.	1,000,723	10,627,678
Worthington Industries, Inc.	245,499	6,444,349
		116,889,289
TOTAL COMMON STOCKS (Cost $560,454,354)		239,695,001
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	142,550	142,422
State Street Navigator Securities Lending Portfolio II (e) (f)	15,959,439	15,959,439
TOTAL SHORT-TERM INVESTMENTS (Cost $16,101,818)		16,101,861
TOTAL INVESTMENTS — 106.6% (Cost $576,556,172)		255,796,862
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(15,730,757)
NET ASSETS — 100.0%		$240,066,105
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$239,695,001	$—	$—	$239,695,001
Short-Term Investments	16,101,861	—	—	16,101,861
TOTAL INVESTMENTS	$255,796,862	$—	$—	$255,796,862
See accompanying notes to schedule of investments.

SPDR S&P METALS & MINING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$19,466,037	$19,322,424	$(1,234)	$43	142,550	$142,422	$10,844
State Street Institutional U.S. Government Money Market Fund, Class G Shares	175,963	175,963	983,040	1,159,003	—	—	—	—	1,464
State Street Navigator Securities Lending Portfolio II	—	—	180,887,749	164,928,310	—	—	15,959,439	15,959,439	185,846
State Street Navigator Securities Lending Portfolio III	16,696,772	16,696,772	96,307,106	113,003,878	—	—	—	—	93,047
Total		$16,872,735	$297,643,932	$298,413,615	$(1,234)	$43		$16,101,861	$291,201
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
OIL & GAS DRILLING — 19.6%
Diamond Offshore Drilling, Inc. (a) (b)	1,114,450	$2,039,443
Helmerich & Payne, Inc.	169,849	2,658,137
Nabors Industries, Ltd.	2,894,406	1,129,108
Patterson-UTI Energy, Inc.	711,360	1,671,696
Transocean, Ltd. (a) (b)	1,173,929	1,361,758
Valaris PLC (b)	1,341,317	603,727
		9,463,869
OIL & GAS EQUIPMENT & SERVICES — 79.8%
Apergy Corp. (a)	247,198	1,421,389
Archrock, Inc.	321,930	1,210,457
Baker Hughes Co.	302,415	3,175,357
Cactus, Inc. Class A	159,703	1,852,555
Core Laboratories NV	159,624	1,650,512
DMC Global, Inc.	99,809	2,296,605
Dril-Quip, Inc. (a)	143,019	4,362,079
Frank's International NV (a)	178,569	462,494
Halliburton Co.	298,014	2,041,396
Helix Energy Solutions Group, Inc. (a)	425,695	698,140
Liberty Oilfield Services, Inc. Class A	378,281	1,017,576
Matrix Service Co. (a)	64,090	606,932
National Oilwell Varco, Inc.	300,385	2,952,785
Newpark Resources, Inc. (a)	286,833	257,289
NexTier Oilfield Solutions, Inc. (a)	696,287	814,656
Oceaneering International, Inc. (a)	474,795	1,395,897
Oil States International, Inc. (a)	181,955	369,369
ProPetro Holding Corp. (a)	714,925	1,787,312
Schlumberger, Ltd.	183,307	2,472,811
SEACOR Holdings, Inc. (a)	44,012	1,186,564
Select Energy Services, Inc. Class A (a)	159,663	515,711
Solaris Oilfield Infrastructure, Inc. Class A (b)	168,006	882,032
Security Description	Shares	Value
TechnipFMC PLC	357,453	$2,409,233
Tidewater, Inc. (a) (b)	68,729	486,601
US Silica Holdings, Inc. (b)	1,161,792	2,091,226
		38,416,978
TOTAL COMMON STOCKS (Cost $231,072,556)		47,880,847
SHORT-TERM INVESTMENTS — 11.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	63,172	63,115
State Street Navigator Securities Lending Portfolio II (e) (f)	5,671,301	5,671,301
TOTAL SHORT-TERM INVESTMENTS (Cost $5,734,404)		5,734,416
TOTAL INVESTMENTS — 111.3% (Cost $236,806,960)		53,615,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (11.3)%		(5,445,474)
NET ASSETS — 100.0%		$48,169,789
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$47,880,847	$—	$—	$47,880,847
Short-Term Investments	5,734,416	—	—	5,734,416
TOTAL INVESTMENTS	$53,615,263	$—	$—	$53,615,263
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,960,257	$5,896,920	$(234)	$12	63,172	$63,115	$2,345
State Street Institutional U.S. Government Money Market Fund, Class G Shares	147,149	147,149	271,886	419,035	—	—	—	—	712
State Street Navigator Securities Lending Portfolio II	—	—	84,240,605	78,569,304	—	—	5,671,301	5,671,301	194,839
State Street Navigator Securities Lending Portfolio III	17,160,423	17,160,423	45,024,251	62,184,674	—	—	—	—	26,847
Total		$17,307,572	$135,496,999	$147,069,933	$(234)	$12		$5,734,416	$224,743
See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
INTEGRATED OIL & GAS — 9.6%
Chevron Corp.	718,864	$52,088,885
Exxon Mobil Corp.	1,224,930	46,510,592
Occidental Petroleum Corp.	2,248,791	26,041,000
		124,640,477
OIL & GAS EXPLORATION & PRODUCTION — 69.4%
Antero Resources Corp. (a) (b) (c)	20,644,952	14,717,786
Apache Corp.	3,971,890	16,602,500
Bonanza Creek Energy, Inc. (b)	350,080	3,938,400
Cabot Oil & Gas Corp.	5,267,109	90,541,604
California Resources Corp. (a) (b) (c)	4,711,368	4,711,368
Callon Petroleum Co. (a) (b) (c)	19,953,063	10,932,283
Centennial Resource Development, Inc. Class A (b)	10,398,560	2,734,821
Chesapeake Energy Corp. (a) (b) (c)	107,450,992	18,556,786
Cimarex Energy Co.	1,764,067	29,689,248
CNX Resources Corp. (b) (c)	6,842,448	36,401,823
Concho Resources, Inc.	1,076,861	46,143,494
ConocoPhillips	1,352,515	41,657,462
Continental Resources, Inc. (c)	2,540,492	19,409,359
Denbury Resources, Inc. (b) (c)	16,847,601	3,110,067
Devon Energy Corp.	3,611,562	24,955,893
Diamondback Energy, Inc.	996,554	26,109,715
EOG Resources, Inc.	1,123,306	40,349,152
EQT Corp. (c)	9,118,266	64,466,141
Gulfport Energy Corp. (a) (b) (c)	8,701,512	3,869,562
Hess Corp.	1,360,730	45,312,309
Kosmos Energy, Ltd.	10,057,094	9,007,133
Laredo Petroleum, Inc. (b) (c)	7,757,536	2,946,312
Magnolia Oil & Gas Corp. Class A (b) (c)	1,780,380	7,121,520
Marathon Oil Corp.	6,666,694	21,933,423
Matador Resources Co. (b) (c)	4,223,164	10,473,447
Murphy Oil Corp. (c)	3,386,560	20,759,613
Noble Energy, Inc.	3,789,104	22,886,188
Northern Oil and Gas, Inc. (b) (c)	10,165,642	6,740,837
Oasis Petroleum, Inc. (a) (b)	23,353,293	8,173,653
Parsley Energy, Inc. Class A	4,947,518	28,349,278
PDC Energy, Inc. (b)	2,842,502	17,651,937
Penn Virginia Corp. (b)	311,188	961,571
Pioneer Natural Resources Co.	605,761	42,494,134
QEP Resources, Inc.	11,010,908	3,683,149
Range Resources Corp. (a) (c)	19,684,482	44,880,619
SM Energy Co. (a)	6,289,552	7,673,254
Southwestern Energy Co. (a) (b) (c)	37,265,249	62,978,271
Talos Energy, Inc. (b)	328,235	1,887,351
Security Description	Shares	Value
Tellurian, Inc. (b) (c)	1,886,976	$1,705,638
W&T Offshore, Inc. (b) (c)	4,035,753	6,860,780
Whiting Petroleum Corp. (a) (b) (c)	14,315,964	9,597,422
WPX Energy, Inc. (b)	7,772,749	23,706,885
		906,682,188
OIL & GAS REFINING & MARKETING — 20.8%
CVR Energy, Inc. (c)	903,036	14,927,185
Delek US Holdings, Inc. (c)	2,211,342	34,850,750
Green Plains, Inc.	888,565	4,309,540
HollyFrontier Corp.	1,689,578	41,411,557
Marathon Petroleum Corp.	1,446,906	34,175,920
Par Pacific Holdings, Inc. (b)	497,425	3,531,718
PBF Energy, Inc. Class A	2,839,905	20,106,527
Phillips 66	750,552	40,267,115
Renewable Energy Group, Inc. (b) (c)	929,605	19,084,791
REX American Resources Corp. (b)	61,073	2,840,505
Valero Energy Corp.	903,918	41,001,720
World Fuel Services Corp.	605,612	15,249,310
		271,756,638
TOTAL COMMON STOCKS (Cost $4,313,240,640)		1,303,079,303
SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	828,959	828,213
State Street Navigator Securities Lending Portfolio II (f) (g)	93,201,308	93,201,308
TOTAL SHORT-TERM INVESTMENTS (Cost $94,029,358)		94,029,521
TOTAL INVESTMENTS — 107.0% (Cost $4,407,269,998)		1,397,108,824
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.0)%		(90,809,674)
NET ASSETS — 100.0%		$1,306,299,150
(a)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at March 31, 2020.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.

See accompanying notes to schedule of investments.

SPDR S&P OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,303,079,303	$—	$—	$1,303,079,303
Short-Term Investments	94,029,521	—	—	94,029,521
TOTAL INVESTMENTS	$1,397,108,824	$—	$—	$1,397,108,824
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Antero Resources Corp.	6,336,195	$35,039,158	$116,416,290	$78,642,017	$(42,396,707)	$(15,698,938)	20,644,952	$14,717,786	$—
California Resources Corp.	2,147,211	42,257,112	83,418,099	61,459,275	(13,326,791)	(46,177,777)	4,711,368	4,711,368	—
Callon Petroleum Co.	6,009,415	39,602,045	131,713,223	78,515,698	(5,460,482)	(76,406,805)	19,953,063	10,932,283	—
Chesapeake Energy Corp.	20,404,858	39,789,473	150,180,826	84,266,455	(8,502,815)	(78,644,243)	107,450,992	18,556,786	—
Gulfport Energy Corp.	4,441,452	21,807,529	47,548,506	40,290,752	(23,370,572)	(1,825,149)	8,701,512	3,869,562	—
Oasis Petroleum, Inc.	7,750,314	44,021,784	119,388,951	76,588,846	(4,450,896)	(74,197,340)	23,353,293	8,173,653	—
Range Resources Corp.	5,530,806	38,605,026	157,405,510	106,429,231	(6,914,155)	(37,786,531)	19,684,482	44,880,619	378,307
SM Energy Co.	2,986,291	37,388,363	106,756,927	76,350,048	(9,339,772)	(50,782,216)	6,289,552	7,673,254	189,125
Southwestern Energy Co.	11,357,332	35,889,169	157,602,385	113,395,343	4,231,475	(21,349,415)	37,265,249	62,978,271	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	293,868,167	293,032,039	(8,078)	163	828,959	828,213	34,049
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,047,537	1,047,537	1,308,687	2,356,224	—	—	—	—	3,327
State Street Navigator Securities Lending Portfolio II	—	—	517,731,641	424,530,333	—	—	93,201,308	93,201,308	1,921,312
State Street Navigator Securities Lending Portfolio III	40,512,543	40,512,543	278,735,083	319,247,626	—	—	—	—	1,205,137
Whiting Petroleum Corp.	2,272,945	42,458,613	157,437,946	81,188,082	(8,178,559)	(100,932,496)	14,315,964	9,597,422	—
Total		$418,418,352	$2,319,512,241	$1,836,291,969	$(117,717,352)	$(503,800,747)		$280,120,525	$3,731,257
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Aerie Pharmaceuticals, Inc. (a) (b)	312,569	$4,219,681
Allergan PLC	51,563	9,131,807
Amphastar Pharmaceuticals, Inc. (a)	55,905	829,630
ANI Pharmaceuticals, Inc. (a)	45,334	1,846,907
Arvinas Holding Co. LLC (a)	42,320	1,705,496
Axsome Therapeutics, Inc. (a) (b)	108,367	6,375,231
BioDelivery Sciences International, Inc. (a)	156,665	593,760
Bristol-Myers Squibb Co.	152,169	8,481,900
Cara Therapeutics, Inc. (a) (b)	192,432	2,542,027
Catalent, Inc. (a)	168,046	8,729,990
Collegium Pharmaceutical, Inc. (a)	59,894	978,069
Corcept Therapeutics, Inc. (a) (b)	203,826	2,423,491
Elanco Animal Health, Inc. (a)	349,588	7,827,275
Eli Lilly & Co.	79,910	11,085,115
Endo International PLC (a)	1,743,323	6,450,295
Horizon Therapeutics PLC (a) (b)	288,597	8,548,243
Innoviva, Inc. (a)	130,430	1,533,857
Intersect ENT, Inc. (a)	73,243	867,930
Intra-Cellular Therapies, Inc. (a) (b)	154,399	2,373,113
Jazz Pharmaceuticals PLC (a)	65,673	6,550,225
Johnson & Johnson	68,693	9,007,713
Merck & Co., Inc.	108,884	8,377,535
Mylan NV (a)	507,395	7,565,259
MyoKardia, Inc. (a) (b)	67,908	3,183,527
Nektar Therapeutics (a) (b)	456,579	8,149,935
Omeros Corp. (a) (b)	125,353	1,675,970
Pacira BioSciences, Inc. (a)	117,013	3,923,446
Perrigo Co. PLC	180,077	8,659,903
Pfizer, Inc.	253,365	8,269,834
Phibro Animal Health Corp. Class A	47,083	1,137,996
Prestige Consumer Healthcare, Inc. (a) (b)	78,315	2,872,594
Reata Pharmaceuticals, Inc. Class A (a) (b)	46,976	6,780,516
Revance Therapeutics, Inc. (a) (b)	87,462	1,294,438
Supernus Pharmaceuticals, Inc. (a)	160,152	2,881,134
Security Description	Shares	Value
TherapeuticsMD, Inc. (a) (b)	1,085,834	$1,150,984
Theravance Biopharma, Inc. (a) (b)	53,933	1,246,392
Tricida, Inc. (a) (b)	50,133	1,102,926
WaVe Life Sciences, Ltd. (a) (b)	33,760	316,331
Zoetis, Inc.	78,032	9,183,586
Zogenix, Inc. (a)	91,494	2,262,647
TOTAL COMMON STOCKS (Cost $265,360,642)		182,136,708
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	111,693	111,593
State Street Navigator Securities Lending Portfolio II (e) (f)	7,069,274	7,069,274
TOTAL SHORT-TERM INVESTMENTS (Cost $7,180,842)		7,180,867
TOTAL INVESTMENTS — 103.9% (Cost $272,541,484)		189,317,575
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(7,043,208)
NET ASSETS — 100.0%		$182,274,367
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$182,136,708	$—	$—	$182,136,708
Short-Term Investments	7,180,867	—	—	7,180,867
TOTAL INVESTMENTS	$189,317,575	$—	$—	$189,317,575
See accompanying notes to schedule of investments.

SPDR S&P PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,108,686	$4,996,613	$(505)	$25	111,693	$111,593	$3,244
State Street Institutional U.S. Government Money Market Fund, Class G Shares	234,121	234,121	193,805	427,926	—	—	—	—	808
State Street Navigator Securities Lending Portfolio II	—	—	52,138,302	45,069,028	—	—	7,069,274	7,069,274	54,578
State Street Navigator Securities Lending Portfolio III	3,760,406	3,760,406	43,683,085	47,443,491	—	—	—	—	166,778
Total		$3,994,527	$101,123,878	$97,937,058	$(505)	$25		$7,180,867	$225,408
See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
REGIONAL BANKS — 99.5%
Allegiance Bancshares, Inc.	123,678	$2,981,877
Ameris Bancorp	253,143	6,014,678
Associated Banc-Corp.	716,800	9,167,872
Atlantic Capital Bancshares, Inc. (a)	61,351	728,236
Atlantic Union Bankshares Corp.	211,956	4,641,836
Banc of California, Inc.	211,805	1,694,440
Bancorp, Inc. (a)	109,684	665,782
BancorpSouth Bank	273,548	5,175,528
Bank of Hawaii Corp.	117,495	6,490,424
Bank OZK	643,009	10,738,250
BankUnited, Inc.	396,420	7,413,054
Banner Corp.	129,835	4,289,748
Berkshire Hills Bancorp, Inc.	144,186	2,142,604
BOK Financial Corp.	98,085	4,174,498
Boston Private Financial Holdings, Inc.	363,152	2,596,537
Brookline Bancorp, Inc.	164,087	1,850,901
Cadence BanCorp	1,391,755	9,115,995
Carolina Financial Corp.	42,129	1,089,877
Cathay General Bancorp	177,384	4,070,963
CBTX, Inc.	24,343	432,575
CenterState Bank Corp.	449,414	7,743,403
Central Pacific Financial Corp.	89,279	1,419,536
CIT Group, Inc.	659,798	11,388,113
Citizens Financial Group, Inc.	1,211,127	22,781,299
City Holding Co.	43,835	2,916,343
Columbia Banking System, Inc.	197,270	5,286,836
Comerica, Inc.	675,571	19,821,253
Commerce Bancshares, Inc.	315,612	15,891,064
Community Bank System, Inc.	165,448	9,728,342
ConnectOne Bancorp, Inc.	69,074	928,355
Cullen/Frost Bankers, Inc.	282,523	15,761,958
Customers Bancorp, Inc. (a)	98,235	1,073,709
CVB Financial Corp.	436,683	8,755,494
Dime Community Bancshares, Inc.	100,882	1,383,092
Eagle Bancorp, Inc.	157,179	4,748,378
East West Bancorp, Inc.	700,812	18,038,901
Enterprise Financial Services Corp.	68,852	1,921,659
Equity Bancshares, Inc. Class A (a)	27,412	472,857
FB Financial Corp.	34,323	676,850
Fifth Third Bancorp	1,568,777	23,296,338
First BanCorp	839,426	4,465,746
First BanCorp/Southern Pines	53,092	1,225,363
First Citizens BancShares, Inc. Class A	25,143	8,369,350
First Commonwealth Financial Corp.	255,254	2,333,022
First Financial Bancorp	265,126	3,953,029
First Financial Bankshares, Inc. (b)	282,396	7,579,509
First Foundation, Inc.	77,022	787,165
First Hawaiian, Inc.	435,166	7,193,294
First Horizon National Corp.	2,462,128	19,844,752
First Interstate BancSystem, Inc. Class A	149,363	4,307,629
Security Description	Shares	Value
First Merchants Corp.	114,407	$3,030,641
First Midwest Bancorp, Inc.	353,121	4,673,556
First Republic Bank	422,792	34,787,326
FNB Corp.	1,178,044	8,682,184
Franklin Financial Network, Inc.	46,866	955,598
Fulton Financial Corp.	623,386	7,162,705
Glacier Bancorp, Inc.	224,012	7,617,528
Great Western Bancorp, Inc.	191,665	3,925,299
Hancock Whitney Corp.	319,097	6,228,773
Hanmi Financial Corp.	120,422	1,306,579
Heartland Financial USA, Inc.	70,871	2,140,304
Heritage Commerce Corp.	142,474	1,092,776
Heritage Financial Corp.	113,852	2,277,040
Hilltop Holdings, Inc.	327,580	4,953,010
Home BancShares, Inc.	396,437	4,753,280
Hope Bancorp, Inc.	408,657	3,359,161
Huntington Bancshares, Inc.	3,165,088	25,985,372
IBERIABANK Corp.	258,145	9,334,523
Independent Bank Corp.	82,984	5,341,680
Independent Bank Corp.	60,614	780,102
Independent Bank Group, Inc.	154,811	3,665,924
International Bancshares Corp.	140,729	3,782,796
Investors Bancorp, Inc.	1,239,277	9,901,823
KeyCorp	2,421,907	25,115,176
Lakeland Bancorp, Inc.	82,813	895,209
Live Oak Bancshares, Inc.	106,725	1,330,861
M&T Bank Corp.	285,603	29,539,918
Midland States Bancorp, Inc.	47,392	828,886
National Bank Holdings Corp. Class A	95,625	2,285,437
OFG Bancorp	222,219	2,484,408
Old National Bancorp	674,882	8,901,694
Opus Bank	119,106	2,064,107
Pacific Premier Bancorp, Inc.	246,453	4,643,175
PacWest Bancorp	510,684	9,151,457
Peapack Gladstone Financial Corp.	47,343	849,807
People's United Financial, Inc.	2,643,056	29,205,769
Pinnacle Financial Partners, Inc.	274,843	10,317,606
PNC Financial Services Group, Inc.	306,150	29,304,678
Popular, Inc.	412,887	14,451,045
Preferred Bank	39,578	1,338,528
Prosperity Bancshares, Inc.	389,862	18,810,841
QCR Holdings, Inc.	31,155	843,366
Regions Financial Corp.	2,829,481	25,380,445
Renasant Corp.	166,365	3,633,412
Sandy Spring Bancorp, Inc. (b)	101,661	2,301,605
Seacoast Banking Corp. of Florida (a)	136,822	2,505,211
ServisFirst Bancshares, Inc.	79,969	2,344,691
Signature Bank	258,307	20,765,300
Simmons First National Corp. Class A	344,110	6,331,624
South State Corp.	101,112	5,938,308
Southside Bancshares, Inc.	61,316	1,863,393
Sterling Bancorp	934,315	9,763,592
SVB Financial Group (a)	194,847	29,437,485

See accompanying notes to schedule of investments.

SPDR S&P REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Synovus Financial Corp.	959,906	$16,855,949
TCF Financial Corp. (b)	593,323	13,444,699
Texas Capital Bancshares, Inc. (a)	362,234	8,030,728
TriState Capital Holdings, Inc. (a)	68,810	665,393
Triumph Bancorp, Inc. (a)	74,042	1,925,092
Truist Financial Corp.	867,224	26,745,188
Trustmark Corp.	154,782	3,606,421
UMB Financial Corp.	127,549	5,915,723
Umpqua Holdings Corp.	811,329	8,843,486
United Bankshares, Inc.	292,144	6,742,683
United Community Banks, Inc.	258,140	4,726,543
Univest Financial Corp.	51,297	837,167
Valley National Bancorp	1,264,300	9,242,033
Veritex Holdings, Inc.	246,125	3,438,366
Webster Financial Corp.	385,472	8,827,309
Westamerica Bancorporation	65,205	3,832,750
Western Alliance Bancorp	514,897	15,760,997
Wintrust Financial Corp.	279,783	9,193,669
Zions Bancorp NA	949,849	25,417,959
TOTAL COMMON STOCKS (Cost $1,867,603,645)		951,985,483
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	1,183,410	1,182,345
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	1,997,596	$1,997,596
TOTAL SHORT-TERM INVESTMENTS (Cost $3,179,714)		3,179,941
TOTAL INVESTMENTS — 99.8% (Cost $1,870,783,359)		955,165,424
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		1,739,169
NET ASSETS — 100.0%		$956,904,593
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$951,985,483	$—	$—	$951,985,483
Short-Term Investments	3,179,941	—	—	3,179,941
TOTAL INVESTMENTS	$955,165,424	$—	$—	$955,165,424
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$80,223,470	$79,035,637	$(5,715)	$227	1,183,410	$1,182,345	$34,089
State Street Institutional U.S. Government Money Market Fund, Class G Shares	373,718	373,718	8,047,380	8,421,098	—	—	—	—	7,415
State Street Navigator Securities Lending Portfolio II	—	—	27,694,967	25,697,371	—	—	1,997,596	1,997,596	3,701
State Street Navigator Securities Lending Portfolio III	—	—	14,697,079	14,697,079	—	—	—	—	1,751
Total		$373,718	$130,662,896	$127,851,185	$(5,715)	$227		$3,179,941	$46,956
See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
APPAREL RETAIL — 16.1%
Abercrombie & Fitch Co. Class A (a)	262,050	$2,382,035
American Eagle Outfitters, Inc.	303,733	2,414,677
Boot Barn Holdings, Inc. (a) (b)	102,130	1,320,541
Buckle, Inc. (a)	132,314	1,814,025
Burlington Stores, Inc. (b)	19,440	3,080,462
Caleres, Inc.	152,501	793,005
Cato Corp. Class A	46,782	499,164
Chico's FAS, Inc.	672,190	867,125
Children's Place, Inc. (a)	81,149	1,587,274
Designer Brands, Inc. Class A (a)	292,006	1,454,190
Foot Locker, Inc.	118,296	2,608,427
Gap, Inc. (a)	263,152	1,852,590
Genesco, Inc. (b)	73,151	975,834
Guess?, Inc.	221,255	1,497,896
L Brands, Inc. (a)	248,118	2,868,244
Ross Stores, Inc.	38,050	3,309,209
TJX Cos., Inc.	72,727	3,477,078
Urban Outfitters, Inc. (b)	164,195	2,338,137
Zumiez, Inc. (b)	124,377	2,154,210
		37,294,123
AUTOMOTIVE RETAIL — 14.1%
Advance Auto Parts, Inc.	28,290	2,640,023
America's Car-Mart, Inc. (b)	22,270	1,254,915
Asbury Automotive Group, Inc. (b)	37,641	2,078,912
AutoNation, Inc. (b)	88,011	2,469,589
AutoZone, Inc. (b)	3,548	3,001,608
CarMax, Inc. (a) (b)	44,890	2,416,429
Carvana Co. (a) (b)	47,805	2,633,577
Group 1 Automotive, Inc.	41,580	1,840,331
Lithia Motors, Inc. Class A	27,946	2,285,703
Monro, Inc.	55,526	2,432,594
Murphy USA, Inc. (b)	37,671	3,177,926
O'Reilly Automotive, Inc. (b)	9,949	2,995,146
Penske Automotive Group, Inc. (a)	84,538	2,367,064
Sonic Automotive, Inc. Class A	94,178	1,250,684
		32,844,501
COMPUTER & ELECTRONICS RETAIL — 3.9%
Best Buy Co., Inc.	51,794	2,952,258
Conn's, Inc. (a) (b)	268,431	1,122,042
GameStop Corp. Class A (a)	805,880	2,820,580
Rent-A-Center, Inc.	156,943	2,219,174
		9,114,054
DEPARTMENT STORES — 3.0%
Dillard's, Inc. Class A (a)	63,726	2,354,676
Kohl's Corp.	90,949	1,326,946
Macy's, Inc. (a)	289,356	1,420,738
Security Description	Shares	Value
Nordstrom, Inc. (a)	114,466	$1,755,908
		6,858,268
DRUG RETAIL — 5.2%
Rite Aid Corp. (a) (b)	580,194	8,702,910
Walgreens Boots Alliance, Inc.	75,863	3,470,732
		12,173,642
FOOD RETAIL — 8.3%
Casey's General Stores, Inc.	28,566	3,784,709
Grocery Outlet Holding Corp. (a) (b)	142,036	4,877,516
Ingles Markets, Inc. Class A	22,039	796,930
Kroger Co.	156,346	4,709,142
Sprouts Farmers Market, Inc. (b)	223,832	4,161,037
Weis Markets, Inc.	24,348	1,014,338
		19,343,672
GENERAL MERCHANDISE STORES — 7.0%
Big Lots, Inc.	164,307	2,336,445
Dollar General Corp.	28,378	4,285,362
Dollar Tree, Inc. (b)	46,906	3,446,184
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	63,705	2,952,090
Target Corp.	34,516	3,208,952
		16,229,033
HYPERMARKETS & SUPER CENTERS — 6.8%
BJ's Wholesale Club Holdings, Inc. (b)	186,102	4,740,018
Costco Wholesale Corp.	15,033	4,286,359
PriceSmart, Inc.	51,077	2,684,097
Walmart, Inc.	36,492	4,146,221
		15,856,695
INTERNET & DIRECT MARKETING RETAIL — 23.4%
1-800-Flowers.com, Inc. Class A (b)	99,387	1,314,890
Amazon.com, Inc. (b)	2,496	4,866,501
Booking Holdings, Inc. (b)	2,240	3,013,517
Chewy, Inc. Class A (a) (b)	155,403	5,826,058
eBay, Inc.	123,801	3,721,458
Etsy, Inc. (b)	103,886	3,993,378
Expedia Group, Inc.	38,966	2,192,617
Groupon, Inc. (b)	1,493,386	1,463,817
GrubHub, Inc. (b)	100,887	4,109,128
PetMed Express, Inc.	171,101	4,924,287
Quotient Technology, Inc. (b)	134,186	872,209
Qurate Retail, Inc. Class A (a) (b)	537,557	3,281,785
Rubicon Project, Inc. (b)	243,351	1,350,598
Shutterstock, Inc.	56,550	1,818,648
Stamps.com, Inc. (b)	52,861	6,876,159
Stitch Fix, Inc. Class A (a) (b)	169,775	2,156,142

See accompanying notes to schedule of investments.

SPDR S&P RETAIL ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Wayfair, Inc. Class A (a) (b)	48,832	$2,609,582
		54,390,774
SPECIALTY STORES — 11.9%
Dick's Sporting Goods, Inc.	91,653	1,948,543
Five Below, Inc. (b)	35,454	2,495,253
Hibbett Sports, Inc. (b)	149,052	1,629,884
MarineMax, Inc. (b)	46,313	482,581
Michaels Cos., Inc. (a) (b)	684,115	1,108,266
National Vision Holdings, Inc. (b)	139,305	2,705,303
Office Depot, Inc.	1,607,568	2,636,411
Sally Beauty Holdings, Inc. (a) (b)	244,842	1,978,323
Signet Jewelers, Ltd.	218,615	1,410,067
Tiffany & Co.	32,856	4,254,852
Tractor Supply Co.	46,283	3,913,228
Ulta Salon Cosmetics & Fragrance, Inc. (b)	17,343	3,047,165
		27,609,876
TOTAL COMMON STOCKS (Cost $353,779,103)		231,714,638
SHORT-TERM INVESTMENTS — 9.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	148,388	148,255
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (e) (f)	21,925,930	$21,925,930
TOTAL SHORT-TERM INVESTMENTS (Cost $22,074,162)		22,074,185
TOTAL INVESTMENTS — 109.2% (Cost $375,853,265)		253,788,823
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.2)%		(21,426,888)
NET ASSETS — 100.0%		$232,361,935
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$231,714,638	$—	$—	$231,714,638
Short-Term Investments	22,074,185	—	—	22,074,185
TOTAL INVESTMENTS	$253,788,823	$—	$—	$253,788,823
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$61,526,949	$61,377,472	$(1,245)	$23	148,388	$148,255	$9,203
State Street Institutional U.S. Government Money Market Fund, Class G Shares	658,052	658,052	849,546	1,507,598	—	—	—	—	1,231
State Street Navigator Securities Lending Portfolio II	—	—	138,033,262	116,107,332	—	—	21,925,930	21,925,930	457,526
State Street Navigator Securities Lending Portfolio III	11,554,461	11,554,461	80,346,442	91,900,903	—	—	—	—	376,608
Total		$12,212,513	$280,756,199	$270,893,305	$(1,245)	$23		$22,074,185	$844,568
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
SEMICONDUCTORS — 99.9%
Advanced Micro Devices, Inc. (a)	312,193	$14,198,538
Ambarella, Inc. (a)	234,162	11,370,907
Analog Devices, Inc.	108,391	9,717,253
Broadcom, Inc.	40,819	9,678,185
CEVA, Inc. (a)	74,367	1,853,969
Cirrus Logic, Inc. (a)	166,929	10,955,550
Cree, Inc. (a)	283,123	10,039,542
Cypress Semiconductor Corp.	549,395	12,811,891
Diodes, Inc. (a)	202,948	8,246,792
First Solar, Inc. (a) (b)	233,570	8,422,534
Impinj, Inc. (a)	212,126	3,544,626
Inphi Corp. (a)	172,711	13,673,530
Intel Corp.	222,750	12,055,230
Lattice Semiconductor Corp. (a)	671,529	11,966,647
MACOM Technology Solutions Holdings, Inc. (a) (b)	290,632	5,501,664
Marvell Technology Group, Ltd.	499,346	11,300,200
Maxim Integrated Products, Inc.	216,025	10,500,975
MaxLinear, Inc. (a) (b)	344,166	4,016,417
Microchip Technology, Inc. (b)	125,813	8,530,121
Micron Technology, Inc. (a)	251,407	10,574,178
Monolithic Power Systems, Inc.	73,562	12,318,693
NVIDIA Corp.	57,361	15,120,360
ON Semiconductor Corp. (a)	555,251	6,907,322
Power Integrations, Inc.	125,934	11,123,750
Qorvo, Inc. (a)	113,279	9,133,686
QUALCOMM, Inc.	146,573	9,915,663
Rambus, Inc. (a)	444,645	4,935,560
Semtech Corp. (a)	267,658	10,037,175
Silicon Laboratories, Inc. (a)	113,702	9,711,288
Skyworks Solutions, Inc.	114,846	10,264,936
SMART Global Holdings, Inc. (a)	159,641	3,879,276
SunPower Corp. (a) (b)	1,678,159	8,508,266
Synaptics, Inc. (a)	201,124	11,639,046
Security Description	Shares	Value
Texas Instruments, Inc.	101,438	$10,136,699
Universal Display Corp.	66,400	8,750,192
Xilinx, Inc.	133,490	10,404,211
TOTAL COMMON STOCKS (Cost $413,679,529)		341,744,872
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	346,018	345,706
State Street Navigator Securities Lending Portfolio II (e) (f)	2,915,671	2,915,671
TOTAL SHORT-TERM INVESTMENTS (Cost $3,261,325)		3,261,377
TOTAL INVESTMENTS — 100.9% (Cost $416,940,854)		345,006,249
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(2,919,158)
NET ASSETS — 100.0%		$342,087,091
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$341,744,872	$—	$—	$341,744,872
Short-Term Investments	3,261,377	—	—	3,261,377
TOTAL INVESTMENTS	$345,006,249	$—	$—	$345,006,249
See accompanying notes to schedule of investments.

SPDR S&P SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$13,172,747	$12,826,304	$(789)	$52	346,018	$345,706	$5,472
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,646	293,646	268,374	562,020	—	—	—	—	1,082
State Street Navigator Securities Lending Portfolio II	—	—	61,536,195	58,620,524	—	—	2,915,671	2,915,671	21,224
State Street Navigator Securities Lending Portfolio III	6,434,582	6,434,582	71,842,961	78,277,543	—	—	—	—	16,320
Total		$6,728,228	$146,820,277	$150,286,391	$(789)	$52		$3,261,377	$44,098
See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
APPLICATION SOFTWARE — 52.0%
2U, Inc. (a) (b)	58,987	$1,251,704
8x8, Inc. (a)	74,997	1,039,458
ACI Worldwide, Inc. (a)	35,326	853,123
Adobe, Inc. (a)	4,049	1,288,554
Agilysys, Inc. (a)	52,924	883,831
Alarm.com Holdings, Inc. (a)	30,365	1,181,502
Altair Engineering, Inc. Class A (a) (b)	37,884	1,003,926
Alteryx, Inc. Class A (a) (b)	13,480	1,282,892
Anaplan, Inc. (a)	24,868	752,506
ANSYS, Inc. (a)	5,071	1,178,855
Appfolio, Inc. Class A (a)	12,081	1,340,387
Aspen Technology, Inc. (a)	10,809	1,027,612
Autodesk, Inc. (a)	7,177	1,120,330
Avalara, Inc. (a)	17,708	1,321,017
Avaya Holdings Corp. (a) (b)	111,875	905,069
Benefitfocus, Inc. (a) (b)	66,255	590,332
Blackbaud, Inc.	16,432	912,798
Blackline, Inc. (a) (b)	25,845	1,359,705
Bottomline Technologies DE, Inc. (a)	24,666	904,009
Box, Inc. Class A (a)	76,105	1,068,514
Cadence Design Systems, Inc. (a)	18,960	1,252,118
CDK Global, Inc.	23,431	769,708
Cerence, Inc. (a)	77,948	1,200,399
Ceridian HCM Holding, Inc. (a)	20,597	1,031,292
Citrix Systems, Inc.	11,669	1,651,747
Cloudera, Inc. (a) (b)	116,641	917,965
Cornerstone OnDemand, Inc. (a)	22,938	728,282
Coupa Software, Inc. (a)	9,166	1,280,765
Digimarc Corp. (a) (b)	37,664	491,515
Digital Turbine, Inc. (a)	175,436	756,129
DocuSign, Inc. (a)	17,469	1,614,136
Dropbox, Inc. Class A (a)	76,645	1,387,274
Dynatrace, Inc. (a)	52,861	1,260,206
Ebix, Inc. (b)	39,237	595,618
Elastic NV (a) (b)	20,716	1,156,160
Envestnet, Inc. (a)	18,409	990,036
Everbridge, Inc. (a) (b)	16,044	1,706,440
Fair Isaac Corp. (a)	3,607	1,109,838
Five9, Inc. (a)	19,515	1,492,117
Guidewire Software, Inc. (a)	12,295	975,116
HubSpot, Inc. (a)	8,526	1,135,578
Intuit, Inc.	4,958	1,140,340
J2 Global, Inc. (b)	13,725	1,027,316
LivePerson, Inc. (a) (b)	34,047	774,569
LogMeIn, Inc.	15,608	1,299,834
Manhattan Associates, Inc. (a)	16,736	833,788
Medallia, Inc. (a)	40,713	815,889
MicroStrategy, Inc. Class A (a)	8,859	1,046,248
MobileIron, Inc. (a) (b)	276,031	1,048,918
Model N, Inc. (a)	39,283	872,475
New Relic, Inc. (a)	19,458	899,738
Security Description	Shares	Value
Nuance Communications, Inc. (a)	73,331	$1,230,494
Nutanix, Inc. Class A (a) (b)	39,318	621,224
Paycom Software, Inc. (a)	5,012	1,012,474
Paylocity Holding Corp. (a)	11,022	973,463
Pegasystems, Inc.	16,883	1,202,576
Pluralsight, Inc. Class A (a) (b)	80,379	882,561
PROS Holdings, Inc. (a)	21,881	678,967
PTC, Inc. (a)	17,256	1,056,240
Q2 Holdings, Inc. (a) (b)	16,378	967,285
QAD, Inc. Class A	21,442	856,179
RealPage, Inc. (a)	24,021	1,271,432
RingCentral, Inc. Class A (a)	7,862	1,666,036
Rosetta Stone, Inc. (a)	74,302	1,041,714
salesforce.com, Inc. (a)	7,992	1,150,688
Slack Technologies, Inc. Class A (a)	60,202	1,615,822
Smartsheet, Inc. Class A (a)	30,652	1,272,365
Splunk, Inc. (a)	8,971	1,132,409
SPS Commerce, Inc. (a)	22,918	1,065,916
SS&C Technologies Holdings, Inc.	21,806	955,539
SVMK, Inc. (a)	73,037	986,730
Synopsys, Inc. (a)	9,422	1,213,459
Trade Desk, Inc. Class A (a) (b)	5,100	984,300
Tyler Technologies, Inc. (a)	4,522	1,341,044
Upland Software, Inc. (a) (b)	35,989	965,225
Verint Systems, Inc. (a)	24,837	1,067,991
Workday, Inc. Class A (a)	8,073	1,051,266
Workiva, Inc. (a)	31,551	1,020,044
Yext, Inc. (a) (b)	90,172	918,853
Zendesk, Inc. (a)	16,997	1,087,978
Zix Corp. (a)	194,219	837,084
Zoom Video Communications, Inc. Class A (a)	20,267	2,961,414
		89,616,450
DATA PROCESSING & OUTSOURCED SERVICES — 16.9%
Alliance Data Systems Corp.	11,700	393,705
Automatic Data Processing, Inc.	7,651	1,045,739
Black Knight, Inc. (a)	20,392	1,183,959
Broadridge Financial Solutions, Inc.	10,756	1,019,991
Cardtronics PLC Class A (a)	31,066	649,901
Cass Information Systems, Inc.	17,027	598,669
Conduent, Inc. (a)	206,363	505,589
CSG Systems International, Inc.	23,318	975,858
Euronet Worldwide, Inc. (a)	8,333	714,305
EVERTEC, Inc.	40,683	924,725
Evo Payments, Inc. Class A (a)	48,463	741,484
ExlService Holdings, Inc. (a)	18,470	960,994
Fidelity National Information Services, Inc.	9,317	1,133,320
Fiserv, Inc. (a)	11,030	1,047,740
FleetCor Technologies, Inc. (a)	4,226	788,318
Genpact, Ltd.	31,052	906,718
Global Payments, Inc.	7,196	1,037,879

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
GreenSky, Inc. Class A (a) (b)	178,846	$683,192
Jack Henry & Associates, Inc.	8,829	1,370,614
Mastercard, Inc. Class A	4,352	1,051,269
MAXIMUS, Inc.	17,598	1,024,204
NIC, Inc.	59,094	1,359,162
Paychex, Inc.	15,137	952,420
PayPal Holdings, Inc. (a)	11,964	1,145,433
Sabre Corp.	57,164	338,983
Square, Inc. Class A (a)	19,872	1,040,895
Sykes Enterprises, Inc. (a)	35,004	949,308
TTEC Holdings, Inc.	35,465	1,302,275
Verra Mobility Corp. (a) (b)	90,429	645,663
Visa, Inc. Class A (b)	6,955	1,120,590
Western Union Co.	47,290	857,368
WEX, Inc. (a)	6,331	661,906
		29,132,176
INTERACTIVE HOME ENTERTAINMENT — 3.8%
Activision Blizzard, Inc.	21,957	1,306,002
Electronic Arts, Inc. (a)	12,316	1,233,694
Glu Mobile, Inc. (a)	214,615	1,349,928
Take-Two Interactive Software, Inc. (a)	10,570	1,253,708
Zynga, Inc. Class A (a)	207,024	1,418,115
		6,561,447
IT CONSULTING & OTHER SERVICES — 9.9%
Accenture PLC Class A	6,229	1,016,947
Booz Allen Hamilton Holding Corp.	18,248	1,252,543
CACI International, Inc. Class A (a)	5,360	1,131,764
Cognizant Technology Solutions Corp. Class A	20,892	970,851
DXC Technology Co.	34,319	447,863
EPAM Systems, Inc. (a)	6,131	1,138,281
Gartner, Inc. (a)	8,169	813,387
International Business Machines Corp.	9,593	1,064,152
KBR, Inc.	43,054	890,357
Leidos Holdings, Inc.	14,020	1,284,933
LiveRamp Holdings, Inc. (a)	26,553	874,125
ManTech International Corp. Class A	16,444	1,194,985
Perficient, Inc. (a)	29,768	806,415
Perspecta, Inc.	49,208	897,554
Science Applications International Corp.	15,259	1,138,779
Unisys Corp. (a) (b)	108,028	1,334,146
Virtusa Corp. (a)	29,271	831,296
		17,088,378
RESEARCH & CONSULTING SERVICES — 0.5%
CoreLogic, Inc.	30,967	945,732
Security Description	Shares	Value
SYSTEMS SOFTWARE — 16.8%
A10 Networks, Inc. (a)	126,888	$787,975
Appian Corp. (a) (b)	30,901	1,243,147
CommVault Systems, Inc. (a) (b)	28,248	1,143,479
Crowdstrike Holdings, Inc. Class A (a)	26,060	1,451,021
FireEye, Inc. (a)	79,488	840,983
ForeScout Technologies, Inc. (a) (b)	37,270	1,177,359
Fortinet, Inc. (a)	12,191	1,233,363
Microsoft Corp.	8,331	1,313,882
NortonLifeLock, Inc.	49,525	926,613
OneSpan, Inc. (a) (b)	58,622	1,063,989
Oracle Corp.	23,625	1,141,796
Palo Alto Networks, Inc. (a)	5,674	930,309
Progress Software Corp.	31,583	1,010,656
Proofpoint, Inc. (a)	11,337	1,163,063
Qualys, Inc. (a)	15,137	1,316,768
Rapid7, Inc. (a)	22,756	986,018
SailPoint Technologies Holding, Inc. (a) (b)	54,378	827,633
ServiceNow, Inc. (a)	4,715	1,351,225
SolarWinds Corp. (a) (b)	72,222	1,131,719
Tenable Holdings, Inc. (a) (b)	51,899	1,134,512
Teradata Corp. (a)	48,629	996,408
TiVo Corp.	166,258	1,177,107
Varonis Systems, Inc. (a) (b)	17,078	1,087,356
VMware, Inc. Class A (a) (b)	8,510	1,030,561
Zscaler, Inc. (a) (b)	28,002	1,704,202
Zuora, Inc. Class A (a)	90,808	731,004
		28,902,148
TOTAL COMMON STOCKS (Cost $215,750,107)		172,246,331
SHORT-TERM INVESTMENTS — 6.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	146,907	146,775
State Street Navigator Securities Lending Portfolio II (e) (f)	11,377,460	11,377,460
TOTAL SHORT-TERM INVESTMENTS (Cost $11,524,203)		11,524,235
TOTAL INVESTMENTS — 106.6% (Cost $227,274,310)		183,770,566
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(11,372,417)
NET ASSETS — 100.0%		$172,398,149
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.

See accompanying notes to schedule of investments.

SPDR S&P SOFTWARE & SERVICES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$172,246,331	$—	$—	$172,246,331
Short-Term Investments	11,524,235	—	—	11,524,235
TOTAL INVESTMENTS	$183,770,566	$—	$—	$183,770,566
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$6,974,854	$6,827,679	$(432)	$32	146,907	$146,775	$3,183
State Street Institutional U.S. Government Money Market Fund, Class G Shares	168,220	168,220	433,655	601,875	—	—	—	—	621
State Street Navigator Securities Lending Portfolio II	—	—	77,696,067	66,318,607	—	—	11,377,460	11,377,460	35,923
State Street Navigator Securities Lending Portfolio III	1,553,958	1,553,958	34,394,308	35,948,266	—	—	—	—	61,749
Total		$1,722,178	$119,498,884	$109,696,427	$(432)	$32		$11,524,235	$101,476
See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ELECTRONIC COMPONENTS — 26.9%
Amphenol Corp. Class A	951	$69,309
Belden, Inc.	1,619	58,414
Corning, Inc.	3,545	72,814
Dolby Laboratories, Inc. Class A	1,504	81,532
II-VI, Inc. (a) (b)	3,198	91,143
Knowles Corp. (a)	4,701	62,899
Littelfuse, Inc.	541	72,180
Rogers Corp. (a)	771	72,798
Vishay Intertechnology, Inc.	4,564	65,767
		646,856
ELECTRONIC EQUIPMENT & INSTRUMENTS — 38.9%
Badger Meter, Inc.	1,017	54,511
Cognex Corp.	1,868	78,867
Coherent, Inc. (a) (b)	649	69,060
FARO Technologies, Inc. (a)	628	27,946
Fitbit, Inc. Class A (a)	15,458	102,950
FLIR Systems, Inc.	1,916	61,101
Itron, Inc. (a)	1,206	67,331
Keysight Technologies, Inc. (a)	945	79,078
MTS Systems Corp.	640	14,400
National Instruments Corp.	2,394	79,193
nLight, Inc. (a)	1,483	15,557
Novanta, Inc. (a)	781	62,386
OSI Systems, Inc. (a)	881	60,719
Trimble, Inc. (a)	2,525	80,371
Vishay Precision Group, Inc. (a)	345	6,928
Zebra Technologies Corp. Class A (a)	395	72,522
		932,920
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 33.9%
3D Systems Corp. (a) (b)	7,400	57,054
Apple, Inc.	370	94,087
Dell Technologies, Inc. Class C (a)	2,064	81,631
Diebold Nixdorf, Inc. (a) (b)	5,743	20,215
Hewlett Packard Enterprise Co.	6,356	61,717
Security Description	Shares	Value
HP, Inc.	5,006	$86,904
NCR Corp. (a) (b)	2,997	53,047
NetApp, Inc.	1,611	67,163
Pure Storage, Inc. Class A (a) (b)	6,189	76,125
Seagate Technology PLC	1,734	84,619
Western Digital Corp.	1,876	78,079
Xerox Holdings Corp. (a)	2,771	52,483
		813,124
TOTAL COMMON STOCKS (Cost $3,279,541)		2,392,900
SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	2,691	2,688
State Street Navigator Securities Lending Portfolio II (e) (f)	230,501	230,501
TOTAL SHORT-TERM INVESTMENTS (Cost $233,189)		233,189
TOTAL INVESTMENTS — 109.4% (Cost $3,512,730)		2,626,089
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.4)%		(226,699)
NET ASSETS — 100.0%		$2,399,390
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,392,900	$—	$—	$2,392,900
Short-Term Investments	233,189	—	—	233,189
TOTAL INVESTMENTS	$2,626,089	$—	$—	$2,626,089
See accompanying notes to schedule of investments.

SPDR S&P TECHNOLOGY HARDWARE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$167,959	$165,264	$(7)	$—	2,691	$2,688	$56
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,763	6,763	112,946	119,709	—	—	—	—	22
State Street Navigator Securities Lending Portfolio II	—	—	1,483,171	1,252,670	—	—	230,501	230,501	227
State Street Navigator Securities Lending Portfolio III	35,100	35,100	429,393	464,493	—	—	—	—	46
Total		$41,863	$2,193,469	$2,002,136	$(7)	$—		$233,189	$351
See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
ALTERNATIVE CARRIERS — 22.4%
Anterix, Inc. (a) (b)	8,902	$406,554
Bandwidth, Inc. Class A (a) (b)	24,296	1,634,878
CenturyLink, Inc.	111,323	1,053,116
Cogent Communications Holdings, Inc.	18,327	1,502,264
GCI Liberty, Inc. Class A (a)	22,070	1,257,328
Iridium Communications, Inc. (a)	63,485	1,417,620
ORBCOMM, Inc. (a)	72,564	177,056
Vonage Holdings Corp. (a)	212,303	1,534,951
		8,983,767
COMMUNICATIONS EQUIPMENT — 53.1%
Acacia Communications, Inc. (a)	22,564	1,515,849
ADTRAN, Inc.	24,800	190,464
Arista Networks, Inc. (a)	7,799	1,579,687
CalAmp Corp. (a)	22,731	102,290
Ciena Corp. (a)	36,521	1,453,901
Cisco Systems, Inc.	33,417	1,313,622
CommScope Holding Co., Inc. (a)	109,625	998,684
Comtech Telecommunications Corp.	12,861	170,923
Digi International, Inc. (a)	6,170	58,862
EchoStar Corp. Class A (a)	32,436	1,036,979
Extreme Networks, Inc. (a)	105,182	325,012
F5 Networks, Inc. (a)	10,825	1,154,270
Harmonic, Inc. (a)	39,842	229,490
Infinera Corp. (a) (b)	133,958	709,977
InterDigital, Inc.	25,380	1,132,709
Juniper Networks, Inc.	62,729	1,200,633
Lumentum Holdings, Inc. (a)	20,288	1,495,226
Motorola Solutions, Inc.	9,433	1,253,834
NETGEAR, Inc. (a)	37,171	848,986
NetScout Systems, Inc. (a)	43,170	1,021,834
Plantronics, Inc. (b)	47,959	482,468
Ubiquiti, Inc. (b)	8,135	1,151,753
ViaSat, Inc. (a) (b)	21,060	756,475
Viavi Solutions, Inc. (a)	101,374	1,136,403
		21,320,331
INTEGRATED TELECOMMUNICATION SERVICES — 6.9%
AT&T, Inc.	39,544	1,152,707
ATN International, Inc.	4,579	268,833
Security Description	Shares	Value
Verizon Communications, Inc.	24,852	$1,335,298
		2,756,838
WIRELESS TELECOMMUNICATION SERVICES — 17.5%
Boingo Wireless, Inc. (a)	48,997	519,858
Shenandoah Telecommunications Co.	12,235	602,574
Sprint Corp. (a)	290,611	2,505,067
Telephone & Data Systems, Inc.	63,017	1,056,165
T-Mobile US, Inc. (a)	20,027	1,680,265
United States Cellular Corp. (a)	22,255	651,849
		7,015,778
TOTAL COMMON STOCKS (Cost $51,931,887)		40,076,714
SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	54,986	54,937
State Street Navigator Securities Lending Portfolio II (e) (f)	1,965,317	1,965,317
TOTAL SHORT-TERM INVESTMENTS (Cost $2,020,231)		2,020,254
TOTAL INVESTMENTS — 104.9% (Cost $53,952,118)		42,096,968
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(1,969,431)
NET ASSETS — 100.0%		$40,127,537
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR S&P TELECOM ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$40,076,714	$—	$—	$40,076,714
Short-Term Investments	2,020,254	—	—	2,020,254
TOTAL INVESTMENTS	$42,096,968	$—	$—	$42,096,968
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,259,383	$1,204,346	$(123)	$23	54,986	$54,937	$975
State Street Institutional U.S. Government Money Market Fund, Class G Shares	62,647	62,647	194,748	257,395	—	—	—	—	228
State Street Navigator Securities Lending Portfolio II	—	—	7,537,167	5,571,850	—	—	1,965,317	1,965,317	1,198
State Street Navigator Securities Lending Portfolio III	1,471,588	1,471,588	13,109,925	14,581,513	—	—	—	—	947
Total		$1,534,235	$22,101,223	$21,615,104	$(123)	$23		$2,020,254	$3,348
See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 24.7%
Air Transport Services Group, Inc. (a)	72,542	$1,326,068
Atlas Air Worldwide Holdings, Inc. (a)	106,643	2,737,526
C.H. Robinson Worldwide, Inc.	44,334	2,934,911
Echo Global Logistics, Inc. (a)	59,762	1,020,735
Expeditors International of Washington, Inc.	44,523	2,970,574
FedEx Corp.	20,426	2,476,857
Forward Air Corp.	29,139	1,475,890
Hub Group, Inc. Class A (a)	56,593	2,573,283
United Parcel Service, Inc. Class B	28,614	2,673,120
XPO Logistics, Inc. (a)	40,717	1,984,954
		22,173,918
AIRLINES — 16.6%
Alaska Air Group, Inc.	50,307	1,432,240
Allegiant Travel Co.	19,543	1,598,617
American Airlines Group, Inc. (b)	123,354	1,503,685
Delta Air Lines, Inc.	59,774	1,705,352
Hawaiian Holdings, Inc.	115,365	1,204,411
JetBlue Airways Corp. (a)	182,429	1,632,740
SkyWest, Inc.	47,135	1,234,466
Southwest Airlines Co.	62,632	2,230,326
Spirit Airlines, Inc. (a) (b)	88,982	1,146,978
United Airlines Holdings, Inc. (a)	38,831	1,225,118
		14,913,933
AIRPORT SERVICES — 2.2%
Macquarie Infrastructure Corp.	79,022	1,995,305
MARINE — 3.4%
Kirby Corp. (a)	41,268	1,793,920
Matson, Inc.	39,772	1,217,819
		3,011,739
RAILROADS — 12.1%
CSX Corp.	46,572	2,668,576
Kansas City Southern	22,413	2,850,485
Norfolk Southern Corp.	17,815	2,600,990
Union Pacific Corp.	19,157	2,701,903
		10,821,954
TRUCKING — 40.8%
AMERCO	9,385	2,726,812
Security Description	Shares	Value
ArcBest Corp.	49,922	$874,633
Avis Budget Group, Inc. (a) (b)	108,712	1,511,097
Heartland Express, Inc.	79,221	1,471,134
Hertz Global Holdings, Inc. (a) (b)	219,864	1,358,759
JB Hunt Transport Services, Inc.	30,029	2,769,575
Knight-Swift Transportation Holdings, Inc. (b)	90,707	2,975,190
Landstar System, Inc.	30,350	2,909,351
Lyft, Inc. Class A (a) (b)	72,740	1,953,069
Marten Transport, Ltd.	41,828	858,311
Old Dominion Freight Line, Inc.	27,257	3,577,688
Ryder System, Inc.	65,139	1,722,275
Saia, Inc. (a)	37,041	2,723,995
Schneider National, Inc. Class B	129,071	2,496,233
Uber Technologies, Inc. (a)	119,058	3,324,099
Werner Enterprises, Inc.	92,137	3,340,888
		36,593,109
TOTAL COMMON STOCKS (Cost $135,917,260)		89,509,958
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d) (Cost $155,094)	155,264	155,124
TOTAL INVESTMENTS — 100.0% (Cost $136,072,354)		89,665,082
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%(e)		10,607
NET ASSETS — 100.0%		$89,675,689
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to schedule of investments.

SPDR S&P TRANSPORTATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,509,958	$—	$—	$89,509,958
Short-Term Investment	155,124	—	—	155,124
TOTAL INVESTMENTS	$89,665,082	$—	$—	$89,665,082
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,643,516	$5,487,997	$(425)	$30	155,264	$155,124	$2,428
State Street Institutional U.S. Government Money Market Fund, Class G Shares	145,241	145,241	2,039,264	2,184,505	—	—	—	—	679
State Street Navigator Securities Lending Portfolio II	—	—	16,166,753	16,166,753	—	—	—	—	1,459
State Street Navigator Securities Lending Portfolio III	2,332,056	2,332,056	6,051,468	8,383,524	—	—	—	—	3,399
Total		$2,477,297	$29,901,001	$32,222,779	$(425)	$30		$155,124	$7,965
See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.7%
Hexcel Corp.	2,292	$85,239
Northrop Grumman Corp.	4,670	1,412,909
Raytheon Co.	7,600	996,740
Teledyne Technologies, Inc. (a)	970	288,352
		2,783,240
AIRLINES — 0.6%
Alaska Air Group, Inc.	3,350	95,374
Southwest Airlines Co.	14,785	526,494
		621,868
BANKS — 6.3%
Bank of Hawaii Corp.	1,394	77,005
BankUnited, Inc.	3,320	62,084
Comerica, Inc.	5,242	153,800
East West Bancorp, Inc.	5,032	129,524
Prosperity Bancshares, Inc.	2,340	112,905
SVB Financial Group (a)	1,716	259,253
US Bancorp	53,103	1,829,398
Wells Fargo & Co.	136,634	3,921,396
		6,545,365
BEVERAGES — 5.4%
Coca-Cola Co.	62,882	2,782,528
Monster Beverage Corp. (a)	7,833	440,685
PepsiCo, Inc.	20,611	2,475,381
		5,698,594
BIOTECHNOLOGY — 6.7%
Alexion Pharmaceuticals, Inc. (a)	8,170	733,584
Alkermes PLC (a)	5,740	82,771
Biogen, Inc. (a)	7,101	2,246,614
Gilead Sciences, Inc.	46,684	3,490,096
Ionis Pharmaceuticals, Inc. (a)	5,127	242,405
Sarepta Therapeutics, Inc. (a)	2,708	264,896
		7,060,366
CAPITAL MARKETS — 0.9%
Franklin Resources, Inc.	17,321	289,087
Legg Mason, Inc.	2,576	125,838
Northern Trust Corp.	7,228	545,425
		960,350
CHEMICALS — 1.6%
Celanese Corp.	2,579	189,273
Corteva, Inc. (a)	15,335	360,372
Dow, Inc.	15,423	450,969
DuPont de Nemours, Inc.	15,277	520,946
Mosaic Co.	8,432	91,234
Valvoline, Inc.	3,802	49,768
WR Grace & Co.	1,347	47,953
		1,710,515
COMMERCIAL SERVICES & SUPPLIES — 1.3%
Rollins, Inc. (b)	8,921	322,405
Security Description	Shares	Value
Waste Management, Inc.	11,645	$1,077,861
		1,400,266
COMMUNICATIONS EQUIPMENT — 0.1%
CommScope Holding Co., Inc. (a)	8,351	76,078
CONSTRUCTION & ENGINEERING — 0.1%
Arcosa, Inc.	1,318	52,377
CONSUMER FINANCE — 0.6%
Discover Financial Services	10,763	383,916
Navient Corp.	8,230	62,384
Santander Consumer USA Holdings, Inc.	12,343	171,691
		617,991
CONTAINERS & PACKAGING — 0.6%
AptarGroup, Inc.	1,327	132,090
Ball Corp.	6,943	448,934
Graphic Packaging Holding Co.	5,997	73,163
		654,187
DIVERSIFIED CONSUMER SERVICES — 0.2%
Bright Horizons Family Solutions, Inc. (a)	1,494	152,388
Graham Holdings Co. Class B	79	26,952
		179,340
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
CenturyLink, Inc.	24,484	231,619
ELECTRIC UTILITIES — 0.9%
Alliant Energy Corp.	6,159	297,418
Edison International	8,537	467,742
Hawaiian Electric Industries, Inc.	2,820	121,401
		886,561
ELECTRICAL EQUIPMENT — 0.3%
GrafTech International, Ltd. (b)	7,947	64,530
Hubbell, Inc.	1,473	169,012
nVent Electric PLC	4,769	80,453
		313,995
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
CDW Corp.	6,600	615,582
ENERGY EQUIPMENT & SERVICES — 0.0% (c)
Apergy Corp. (a)	2,329	13,392
RPC, Inc. (b)	4,672	9,624
		23,016
ENTERTAINMENT — 7.1%
Netflix, Inc. (a)	9,943	3,733,597
Walt Disney Co.	38,309	3,700,649
		7,434,246

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.4%
Alexandria Real Estate Equities, Inc. REIT	3,570	$489,304
American Campus Communities, Inc. REIT	4,300	119,325
American Homes 4 Rent Class A REIT	9,362	217,198
Apartment Investment & Management Co. Class A REIT	4,687	164,748
Brandywine Realty Trust REIT	5,534	58,218
Brixmor Property Group, Inc. REIT	9,411	89,404
Camden Property Trust REIT	3,040	240,890
Columbia Property Trust, Inc. REIT	3,676	45,950
Equity LifeStyle Properties, Inc. REIT	5,688	326,946
Healthcare Trust of America, Inc. Class A REIT	6,425	155,999
Host Hotels & Resorts, Inc. REIT	23,335	257,618
JBG SMITH Properties REIT	4,196	133,559
National Retail Properties, Inc. REIT	5,203	167,485
Realty Income Corp. REIT	10,015	499,348
Service Properties Trust REIT	5,165	27,891
STORE Capital Corp. REIT	7,115	128,924
Sun Communities, Inc. REIT	2,843	354,948
Taubman Centers, Inc. REIT	1,945	81,457
		3,559,212
FOOD & STAPLES RETAILING — 0.4%
Kroger Co.	11,572	348,549
Sprouts Farmers Market, Inc. (a)	1,712	31,826
US Foods Holding Corp. (a)	3,185	56,406
		436,781
FOOD PRODUCTS — 1.3%
General Mills, Inc.	8,000	422,160
J.M. Smucker Co.	1,643	182,373
Kellogg Co.	4,916	294,911
Lamb Weston Holdings, Inc.	2,140	122,194
McCormick & Co., Inc.	1,754	247,682
Post Holdings, Inc. (a)	1,095	90,852
		1,360,172
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
IDEXX Laboratories, Inc. (a)	3,148	762,572
Penumbra, Inc. (a) (b)	1,334	215,214
		977,786
HEALTH CARE PROVIDERS & SERVICES — 0.8%
McKesson Corp.	6,512	880,813
HOTELS, RESTAURANTS & LEISURE — 2.6%
Aramark	6,235	124,513
Choice Hotels International, Inc.	1,367	83,729
Hyatt Hotels Corp. Class A	982	47,038
Starbucks Corp.	30,877	2,029,854
Yum China Holdings, Inc.	9,593	408,949
		2,694,083
Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.9%
Clorox Co.	1,874	$324,671
Energizer Holdings, Inc. (b)	820	24,805
Kimberly-Clark Corp.	4,991	638,199
		987,675
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Vistra Energy Corp.	12,579	200,761
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	15,805	2,157,541
INSURANCE — 1.7%
Brighthouse Financial, Inc. (a)	3,982	96,245
Hartford Financial Services Group, Inc.	12,085	425,875
MetLife, Inc.	31,729	969,956
Principal Financial Group, Inc.	9,541	299,015
		1,791,091
INTERACTIVE MEDIA & SERVICES — 0.3%
IAC/InterActiveCorp (a)	1,735	310,964
IT SERVICES — 14.3%
Alliance Data Systems Corp.	2,372	79,818
Amdocs, Ltd.	6,246	343,343
Booz Allen Hamilton Holding Corp.	6,335	434,834
GoDaddy, Inc. Class A (a)	7,834	447,400
Okta, Inc. (a)	4,791	585,748
Paychex, Inc.	16,362	1,029,497
PayPal Holdings, Inc. (a)	53,319	5,104,761
Switch, Inc. Class A	3,520	50,793
Twilio, Inc. Class A (a) (b)	5,358	479,487
Visa, Inc. Class A	37,499	6,041,839
Western Union Co.	19,514	353,789
		14,951,309
LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. (a) (b)	8,776	77,317
MACHINERY — 1.5%
Illinois Tool Works, Inc.	8,934	1,269,700
Pentair PLC	4,724	140,587
Toro Co.	2,869	186,743
		1,597,030
MEDIA — 2.5%
Charter Communications, Inc. Class A (a)	5,049	2,202,929
Discovery, Inc. Class A (a) (b)	3,566	69,323
Discovery, Inc. Class C (a)	8,088	141,864
ViacomCBS, Inc. Class B	13,277	186,011
		2,600,127
METALS & MINING — 0.0% (c)
Alcoa Corp. (a)	3,802	23,420
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.3%
Annaly Capital Management, Inc. REIT	49,561	251,274

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Two Harbors Investment Corp. REIT	9,053	$34,492
		285,766
MULTI-UTILITIES — 2.0%
Consolidated Edison, Inc.	8,563	667,914
Public Service Enterprise Group, Inc.	13,444	603,770
Sempra Energy	7,250	819,178
		2,090,862
MULTILINE RETAIL — 0.1%
Macy's, Inc. (b)	8,905	43,724
Nordstrom, Inc.	3,519	53,981
		97,705
OIL, GAS & CONSUMABLE FUELS — 2.5%
CNX Resources Corp. (a)	5,870	31,228
Marathon Petroleum Corp.	20,185	476,770
Noble Energy, Inc.	14,407	87,018
Occidental Petroleum Corp.	23,082	267,290
Parsley Energy, Inc. Class A	8,490	48,648
Phillips 66	13,788	739,726
Pioneer Natural Resources Co.	5,043	353,766
Valero Energy Corp.	12,691	575,664
		2,580,110
PAPER & FOREST PRODUCTS — 0.0% (c)
Domtar Corp.	1,327	28,716
PERSONAL PRODUCTS — 0.5%
Estee Lauder Cos., Inc. Class A	3,243	516,740
PHARMACEUTICALS — 8.0%
Jazz Pharmaceuticals PLC (a)	1,977	197,186
Johnson & Johnson	46,729	6,127,574
Zoetis, Inc.	17,663	2,078,758
		8,403,518
PROFESSIONAL SERVICES — 0.3%
ManpowerGroup, Inc.	1,666	88,281
Nielsen Holdings PLC	9,697	121,600
Robert Half International, Inc.	3,230	121,933
		331,814
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Realogy Holdings Corp.	3,570	10,746
ROAD & RAIL — 0.3%
Kansas City Southern	2,738	348,219
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.5%
MKS Instruments, Inc.	2,455	199,960
Texas Instruments, Inc.	42,688	4,265,812
Universal Display Corp.	2,158	284,381
		4,750,153
SOFTWARE — 3.2%
FireEye, Inc. (a)	9,655	102,150
Intuit, Inc.	11,745	2,701,350
Manhattan Associates, Inc. (a)	2,924	145,674
Security Description	Shares	Value
Pluralsight, Inc. Class A (a) (b)	4,293	$47,137
Zendesk, Inc. (a)	4,999	319,986
		3,316,297
SPECIALTY RETAIL — 6.9%
Gap, Inc. (b)	9,605	67,619
Home Depot, Inc.	28,173	5,260,181
L Brands, Inc.	7,035	81,324
Michaels Cos., Inc. (a) (b)	4,011	6,498
TJX Cos., Inc.	30,979	1,481,106
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,476	259,333
Urban Outfitters, Inc. (a)	2,457	34,988
Williams-Sonoma, Inc.	1,983	84,317
		7,275,366
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Capri Holdings, Ltd. (a)	3,813	41,142
Lululemon Athletica, Inc. (a)	3,094	586,468
PVH Corp.	1,945	73,210
Ralph Lauren Corp.	1,485	99,242
Tapestry, Inc.	7,327	94,885
		894,947
THRIFTS & MORTGAGE FINANCE — 0.1%
TFS Financial Corp. (b)	9,294	141,919
TRADING COMPANIES & DISTRIBUTORS — 0.7%
Air Lease Corp.	3,032	67,129
HD Supply Holdings, Inc. (a)	4,662	132,541
W.W. Grainger, Inc.	1,540	382,690
Watsco, Inc.	876	138,434
WESCO International, Inc. (a)	1,237	28,265
		749,059
WATER UTILITIES — 0.2%
Essential Utilities, Inc.	5,609	228,286
TOTAL COMMON STOCKS (Cost $136,002,915)		104,521,861
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	144,581	144,450
State Street Navigator Securities Lending Portfolio II (f) (g)	350,564	350,564
TOTAL SHORT-TERM INVESTMENTS (Cost $494,972)		495,014
TOTAL INVESTMENTS — 100.2% (Cost $136,497,887)		105,016,875
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(202,226)
NET ASSETS — 100.0%		$104,814,649
(a)	Non-income producing security.

See accompanying notes to schedule of investments.

SPDR SSGA GENDER DIVERSITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$104,521,861	$—	$—	$104,521,861
Short-Term Investments	495,014	—	—	495,014
TOTAL INVESTMENTS	$105,016,875	$—	$—	$105,016,875
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$5,889,996	$5,745,456	$(133)	$43	144,581	$144,450	$2,227
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,173,067	1,173,067	532,536	1,705,603	—	—	—	—	1,491
State Street Navigator Securities Lending Portfolio II	—	—	7,016,524	6,665,960	—	—	350,564	350,564	1,296
State Street Navigator Securities Lending Portfolio III	699,732	699,732	5,914,883	6,614,615	—	—	—	—	1,130
Total		$1,872,799	$19,353,939	$20,731,634	$(133)	$43		$495,014	$6,144
See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 0.7%
Teledyne Technologies, Inc. (a)	17,160	$5,101,153
AIR FREIGHT & LOGISTICS — 1.3%
C.H. Robinson Worldwide, Inc.	70,246	4,650,285
Expeditors International of Washington, Inc.	79,779	5,322,855
		9,973,140
BEVERAGES — 2.2%
Coca-Cola Co.	209,308	9,261,879
PepsiCo, Inc.	65,064	7,814,186
		17,076,065
BUILDING PRODUCTS — 0.6%
Lennox International, Inc.	24,184	4,396,409
CAPITAL MARKETS — 3.4%
CME Group, Inc.	53,186	9,196,391
FactSet Research Systems, Inc.	18,753	4,888,532
Intercontinental Exchange, Inc.	132,501	10,699,456
Morningstar, Inc.	15,354	1,784,903
		26,569,282
CHEMICALS — 1.8%
Ecolab, Inc.	47,822	7,452,102
Linde PLC	39,497	6,832,981
		14,285,083
COMMERCIAL SERVICES & SUPPLIES — 3.3%
Cintas Corp.	26,423	4,576,992
Republic Services, Inc.	183,625	13,782,892
Waste Management, Inc.	77,378	7,162,108
		25,521,992
CONTAINERS & PACKAGING — 1.4%
Amcor PLC	1	8
AptarGroup, Inc.	37,698	3,752,459
Ball Corp.	67,065	4,336,423
Sonoco Products Co.	58,863	2,728,300
		10,817,190
DIVERSIFIED CONSUMER SERVICES — 1.2%
Bright Horizons Family Solutions, Inc. (a)	50,687	5,170,074
Service Corp. International	117,145	4,581,541
		9,751,615
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Berkshire Hathaway, Inc. Class B (a)	64,607	11,812,098
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Verizon Communications, Inc.	100,554	5,402,766
ELECTRIC UTILITIES — 2.8%
Duke Energy Corp.	107,867	8,724,283
Hawaiian Electric Industries, Inc.	54,692	2,354,491
Security Description	Shares	Value
NextEra Energy, Inc.	44,379	$10,678,475
		21,757,249
ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	69,243	4,986,881
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
Amphenol Corp. Class A	77,421	5,642,442
Dolby Laboratories, Inc. Class A	48,971	2,654,718
		8,297,160
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 14.0%
Alexandria Real Estate Equities, Inc. REIT	65,931	9,036,503
Apartment Investment & Management Co. Class A REIT	108,681	3,820,137
AvalonBay Communities, Inc. REIT	54,996	8,093,761
Camden Property Trust REIT	67,675	5,362,567
Crown Castle International Corp. REIT	68,955	9,957,102
Douglas Emmett, Inc. REIT	122,755	3,745,255
EastGroup Properties, Inc. REIT	27,596	2,883,230
Equity Commonwealth REIT	69,751	2,211,804
Equity LifeStyle Properties, Inc. REIT	124,201	7,139,073
Equity Residential REIT	127,647	7,877,096
Essex Property Trust, Inc. REIT	41,944	9,237,747
Federal Realty Investment Trust REIT	52,986	3,953,285
Invitation Homes, Inc. REIT	402,713	8,605,977
Mid-America Apartment Communities, Inc. REIT	74,161	7,640,808
National Health Investors, Inc. REIT	51,580	2,554,242
PS Business Parks, Inc. REIT	14,634	1,983,200
Sun Communities, Inc. REIT	62,795	7,839,956
UDR, Inc. REIT	196,690	7,187,053
		109,128,796
FOOD & STAPLES RETAILING — 1.6%
Costco Wholesale Corp.	17,052	4,862,037
Sysco Corp.	158,572	7,235,640
		12,097,677
GAS UTILITIES — 0.8%
Atmos Energy Corp.	66,031	6,552,256
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
Danaher Corp.	46,831	6,481,879
Medtronic PLC	67,709	6,105,997
STERIS PLC	36,329	5,084,970
Stryker Corp.	39,912	6,644,949
		24,317,795
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Laboratory Corp. of America Holdings (a)	37,932	4,794,226
HOTELS, RESTAURANTS & LEISURE — 2.6%
McDonald's Corp.	53,321	8,816,627
Starbucks Corp.	85,499	5,620,704

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Yum! Brands, Inc.	81,684	$5,597,805
		20,035,136
HOUSEHOLD PRODUCTS — 0.9%
Procter & Gamble Co.	65,024	7,152,640
INDUSTRIAL CONGLOMERATES — 2.1%
3M Co.	34,198	4,668,369
Honeywell International, Inc.	52,682	7,048,325
Roper Technologies, Inc.	15,326	4,778,800
		16,495,494
INSURANCE — 16.9%
Aflac, Inc.	326,790	11,189,290
Alleghany Corp.	9,492	5,242,906
American Financial Group, Inc.	63,204	4,429,336
Aon PLC	65,842	10,866,564
Arch Capital Group, Ltd. (a)	297,895	8,478,092
Arthur J Gallagher & Co.	121,340	9,890,423
Brown & Brown, Inc.	143,918	5,212,710
Chubb, Ltd.	111,837	12,491,074
CNA Financial Corp.	200,389	6,220,075
Everest Re Group, Ltd.	28,462	5,476,658
Globe Life, Inc.	78,572	5,654,827
Loews Corp.	175,700	6,119,631
Markel Corp. (a)	10,659	9,890,379
Marsh & McLennan Cos., Inc.	136,967	11,842,167
Old Republic International Corp.	195,184	2,976,556
RenaissanceRe Holdings, Ltd.	29,633	4,424,800
Willis Towers Watson PLC	35,587	6,044,452
WR Berkley Corp.	103,136	5,380,605
		131,830,545
INTERACTIVE MEDIA & SERVICES — 0.6%
Alphabet, Inc. Class A (a)	3,810	4,427,030
IT SERVICES — 9.1%
Accenture PLC Class A	33,121	5,407,335
Amdocs, Ltd.	94,765	5,209,232
Automatic Data Processing, Inc.	42,832	5,854,278
Black Knight, Inc. (a)	92,724	5,383,555
Broadridge Financial Solutions, Inc.	42,576	4,037,482
Fidelity National Information Services, Inc.	58,939	7,169,340
Fiserv, Inc. (a)	73,281	6,960,962
Genpact, Ltd.	140,895	4,114,134
GoDaddy, Inc. Class A (a)	99,773	5,698,036
Jack Henry & Associates, Inc.	34,877	5,414,306
Paychex, Inc.	94,735	5,960,726
Visa, Inc. Class A	60,103	9,683,795
		70,893,181
MACHINERY — 3.0%
Fortive Corp.	82,491	4,552,679
Graco, Inc.	103,208	5,029,326
IDEX Corp.	34,520	4,767,557
Illinois Tool Works, Inc.	31,835	4,524,390
Toro Co.	73,533	4,786,263
		23,660,215
Security Description	Shares	Value
MEDIA — 1.9%
Cable One, Inc.	3,217	$5,288,780
Comcast Corp. Class A	118,937	4,089,054
Omnicom Group, Inc.	95,509	5,243,444
		14,621,278
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 2.2%
AGNC Investment Corp. REIT	451,139	4,773,051
Annaly Capital Management, Inc. REIT	1,112,788	5,641,835
Blackstone Mortgage Trust, Inc. Class A REIT (b)	123,318	2,296,181
Chimera Investment Corp. REIT	175,198	1,594,302
Starwood Property Trust, Inc. REIT	250,872	2,571,438
		16,876,807
MULTI-UTILITIES — 2.8%
Ameren Corp.	130,659	9,515,895
Dominion Energy, Inc.	124,087	8,957,841
MDU Resources Group, Inc.	157,552	3,387,368
		21,861,104
OIL, GAS & CONSUMABLE FUELS — 1.1%
Chevron Corp.	56,113	4,065,948
Exxon Mobil Corp.	116,669	4,429,922
		8,495,870
PHARMACEUTICALS — 3.6%
Eli Lilly & Co.	32,538	4,513,671
Johnson & Johnson	55,443	7,270,241
Merck & Co., Inc.	69,313	5,332,942
Pfizer, Inc.	175,952	5,743,073
Zoetis, Inc.	42,247	4,972,050
		27,831,977
PROFESSIONAL SERVICES — 0.9%
Verisk Analytics, Inc.	47,964	6,685,222
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc.	41,717	4,168,780
SOFTWARE — 4.8%
Adobe, Inc. (a)	15,405	4,902,487
Check Point Software Technologies, Ltd. (a)	50,699	5,097,278
Citrix Systems, Inc.	34,165	4,836,056
Intuit, Inc.	20,070	4,616,100
J2 Global, Inc.	31,311	2,343,628
Microsoft Corp.	30,278	4,775,143
Oracle Corp.	117,549	5,681,143
Synopsys, Inc. (a)	38,310	4,933,945
		37,185,780
SPECIALTY RETAIL — 3.7%
AutoZone, Inc. (a)	4,718	3,991,428
Home Depot, Inc.	34,363	6,415,916
O'Reilly Automotive, Inc. (a)	15,226	4,583,787
Ross Stores, Inc.	67,437	5,864,996

See accompanying notes to schedule of investments.

SPDR SSGA US LARGE CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
TJX Cos., Inc.	162,656	$7,776,583
		28,632,710
TRADING COMPANIES & DISTRIBUTORS — 0.4%
Watsco, Inc.	21,475	3,393,694
TOTAL COMMON STOCKS (Cost $887,279,024)		776,886,296
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	1,811,371	1,809,741
State Street Navigator Securities Lending Portfolio II (e) (f)	1,276,040	1,276,040
TOTAL SHORT-TERM INVESTMENTS (Cost $3,084,912)		3,085,781
TOTAL INVESTMENTS — 100.2% (Cost $890,363,936)		779,972,077
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,575,622)
NET ASSETS — 100.0%		$778,396,455

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$776,886,296	$—	$—	$776,886,296
Short-Term Investments	3,085,781	—	—	3,085,781
TOTAL INVESTMENTS	$779,972,077	$—	$—	$779,972,077
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$23,424,547	$21,614,383	$(1,292)	$869	1,811,371	$1,809,741	$21,851
State Street Institutional U.S. Government Money Market Fund, Class G Shares	819,961	819,961	1,505,576	2,325,537	—	—	—	—	4,709
State Street Navigator Securities Lending Portfolio II	—	—	30,012,532	28,736,492	—	—	1,276,040	1,276,040	5,463
State Street Navigator Securities Lending Portfolio III	—	—	16,284,967	16,284,967	—	—	—	—	2,638
Total		$819,961	$71,227,622	$68,961,379	$(1,292)	$869		$3,085,781	$34,661
See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AEROSPACE & DEFENSE — 0.3%
National Presto Industries, Inc. (a)	9,644	$682,892
AIR FREIGHT & LOGISTICS — 0.2%
Forward Air Corp.	10,434	528,482
AUTO COMPONENTS — 0.8%
Cooper Tire & Rubber Co.	18,712	305,006
Dorman Products, Inc. (b)	7,349	406,179
Gentherm, Inc. (b)	10,800	339,120
LCI Industries	4,600	307,418
Standard Motor Products, Inc.	11,594	481,962
		1,839,685
BANKS — 15.6%
1st Constitution Bancorp	6,537	86,615
1st Source Corp.	13,829	448,474
American National Bankshares, Inc.	18,430	440,477
Ames National Corp.	20,503	419,286
Arrow Financial Corp.	37,719	1,051,228
BancFirst Corp.	9,372	312,744
Bank of Commerce Holdings	15,543	122,323
Bank of Hawaii Corp.	13,833	764,135
Bank of Marin Bancorp	28,189	845,670
BankFinancial Corp.	49,860	439,267
Bankwell Financial Group, Inc.	15,591	237,919
Banner Corp.	21,365	705,900
Baycom Corp. (b)	43,479	523,922
BCB Bancorp, Inc.	46,652	496,844
Brookline Bancorp, Inc.	81,717	921,768
Bryn Mawr Bank Corp.	20,698	587,409
Central Pacific Financial Corp.	50,511	803,125
City Holding Co.	12,754	848,524
Community Bank System, Inc.	13,518	794,858
Community Bankers Trust Corp.	12,135	58,855
Community Trust Bancorp, Inc.	26,344	837,476
Farmers National Banc Corp.	54,767	636,940
Financial Institutions, Inc.	46,240	838,794
First Bancshares, Inc.	39,898	760,855
First Bank (a)	58,141	403,499
First Busey Corp.	45,587	779,994
First Financial Corp.	22,849	770,468
First Interstate BancSystem, Inc. Class A	26,300	758,492
First Mid-Illinois Bancshares, Inc.	36,020	855,115
Fulton Financial Corp.	58,139	668,017
Guaranty Bancshares, Inc.	25,871	598,655
HarborOne Bancorp, Inc. (b)	69,351	522,213
HomeTrust Bancshares, Inc.	58,038	923,965
Howard Bancorp, Inc. (b)	12,579	136,608
Independent Bank Corp.	74,053	953,062
Investar Holding Corp.	35,218	449,734
Investors Bancorp, Inc.	134,270	1,072,817
LCNB Corp.	39,277	494,890
Macatawa Bank Corp.	85,969	612,099
NBT Bancorp, Inc.	26,326	852,699
Nicolet Bankshares, Inc. (b)	19,153	1,045,371
Security Description	Shares	Value
Old National Bancorp	51,200	$675,328
Orrstown Financial Services, Inc.	9,585	131,985
Park National Corp. (a)	10,274	797,673
Parke Bancorp, Inc.	24,433	329,601
PCB Bancorp	8,427	82,416
Peoples Bancorp, Inc.	17,664	391,258
QCR Holdings, Inc.	31,981	865,726
Reliant Bancorp, Inc.	19,018	214,333
Republic Bancorp, Inc. Class A	25,810	852,504
Sandy Spring Bancorp, Inc.	35,921	813,251
SB One Bancorp	29,856	507,552
Select Bancorp, Inc. (b)	51,285	391,305
Shore Bancshares, Inc.	40,354	437,841
Southern National Bancorp of Virginia, Inc.	74,164	729,774
Southside Bancshares, Inc.	26,500	805,335
Stock Yards Bancorp, Inc.	12,840	371,461
Tompkins Financial Corp.	8,000	574,400
TriCo Bancshares	30,199	900,534
Washington Trust Bancorp, Inc.	10,400	380,224
West Bancorporation, Inc.	16,441	268,810
		36,402,417
BIOTECHNOLOGY — 0.8%
Alkermes PLC (b)	11,700	168,714
Anika Therapeutics, Inc. (b)	6,878	198,843
BioSpecifics Technologies Corp. (b)	4,089	231,315
Emergent BioSolutions, Inc. (b)	3,607	208,701
Ironwood Pharmaceuticals, Inc. (a) (b)	17,852	180,126
Ligand Pharmaceuticals, Inc. (a) (b)	2,040	148,349
Myriad Genetics, Inc. (b)	13,588	194,444
PDL BioPharma, Inc. (b)	63,840	180,029
Sinovac Biotech, Ltd. (b)	30,008	194,152
Vanda Pharmaceuticals, Inc. (b)	18,700	193,732
		1,898,405
BUILDING PRODUCTS — 0.4%
AAON, Inc. (a)	10,475	506,152
CSW Industrials, Inc.	7,464	484,040
		990,192
CAPITAL MARKETS — 0.2%
Diamond Hill Investment Group, Inc.	4,660	420,518
CHEMICALS — 1.6%
Balchem Corp.	5,623	555,103
Cabot Corp.	12,395	323,758
Chase Corp.	6,168	507,565
HB Fuller Co.	16,596	463,526
Innospec, Inc.	5,086	353,426
Quaker Chemical Corp. (a)	2,686	339,188
Sensient Technologies Corp.	15,763	685,848
Stepan Co.	3,894	344,463
Trecora Resources (b)	28,199	167,784
		3,740,661

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 3.9%
ABM Industries, Inc.	29,218	$711,750
Advanced Disposal Services, Inc. (b)	35,400	1,161,120
Brady Corp. Class A	12,120	546,976
Casella Waste Systems, Inc. Class A (b)	8,700	339,822
Covanta Holding Corp.	41,282	352,961
Deluxe Corp.	15,487	401,578
Ennis, Inc.	41,768	784,403
Healthcare Services Group, Inc. (a)	23,017	550,336
KAR Auction Services, Inc.	40,400	484,800
Kimball International, Inc. Class B	32,600	388,266
Matthews International Corp. Class A	16,689	403,707
McGrath RentCorp	8,349	437,321
SP Plus Corp. (b)	22,842	473,972
UniFirst Corp.	5,825	880,099
US Ecology, Inc.	17,910	544,464
Viad Corp.	28,791	611,233
		9,072,808
COMMUNICATIONS EQUIPMENT — 1.3%
EchoStar Corp. Class A (b)	16,941	541,604
InterDigital, Inc.	11,082	494,590
Ituran Location & Control, Ltd.	39,902	567,007
NetScout Systems, Inc. (b)	14,623	346,126
Radware, Ltd. (b)	28,965	610,293
Viavi Solutions, Inc. (b)	33,200	372,172
		2,931,792
CONSTRUCTION & ENGINEERING — 0.3%
Ameresco, Inc. Class A (b)	9,400	160,082
Valmont Industries, Inc.	4,785	507,114
		667,196
CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	7,530	439,903
CONTAINERS & PACKAGING — 0.8%
Silgan Holdings, Inc.	41,496	1,204,214
UFP Technologies, Inc. (b)	20,177	768,542
		1,972,756
DISTRIBUTORS — 0.1%
Weyco Group, Inc.	17,137	345,653
DIVERSIFIED CONSUMER SERVICES — 0.8%
Carriage Services, Inc.	26,904	434,500
Graham Holdings Co. Class B	2,832	966,193
Laureate Education, Inc. Class A (b)	36,800	386,768
		1,787,461
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Alerus Financial Corp.	13,444	222,095
Compass Diversified Holdings	41,612	557,601
		779,696
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
ATN International, Inc.	7,935	465,864
Security Description	Shares	Value
ORBCOMM, Inc. (b)	239,436	$584,224
		1,050,088
ELECTRIC UTILITIES — 1.4%
El Paso Electric Co.	16,266	1,105,437
MGE Energy, Inc.	15,857	1,038,158
Otter Tail Corp.	24,676	1,097,095
		3,240,690
ELECTRICAL EQUIPMENT — 0.2%
Regal Beloit Corp.	6,520	410,434
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
Avnet, Inc.	19,400	486,940
Badger Meter, Inc.	10,423	558,673
Benchmark Electronics, Inc.	21,957	438,921
CTS Corp.	18,671	464,721
ePlus, Inc. (b)	6,721	420,869
Plexus Corp. (b)	11,113	606,325
ScanSource, Inc. (b)	22,879	489,382
		3,465,831
ENERGY EQUIPMENT & SERVICES — 0.4%
Core Laboratories NV	25,890	267,703
Dril-Quip, Inc. (a) (b)	5,716	174,338
Natural Gas Services Group, Inc. (b)	12,507	55,781
Oceaneering International, Inc. (b)	70,181	206,332
Patterson-UTI Energy, Inc.	62,193	146,154
		850,308
ENTERTAINMENT — 0.9%
Cinemark Holdings, Inc.	67,600	688,844
Manchester United PLC Class A (a)	35,245	530,437
Marcus Corp.	57,257	705,406
Reading International, Inc. Class A (a) (b)	55,012	213,997
		2,138,684
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.3%
Acadia Realty Trust REIT	55,572	688,537
Agree Realty Corp. REIT	17,120	1,059,728
American Assets Trust, Inc. REIT	51,806	1,295,150
Apple Hospitality REIT, Inc.	196,400	1,800,988
Armada Hoffler Properties, Inc. REIT	144,741	1,548,729
Brandywine Realty Trust REIT	84,975	893,937
City Office REIT, Inc.	106,083	766,980
Columbia Property Trust, Inc. REIT	99,891	1,248,637
Community Healthcare Trust, Inc. REIT	27,900	1,068,012
Easterly Government Properties, Inc. REIT	61,346	1,511,565
Empire State Realty OP L.P.	64,592	575,515
Empire State Realty Trust, Inc. Class A REIT	124,723	1,117,518
Four Corners Property Trust, Inc. REIT	53,400	999,114
Getty Realty Corp. REIT	59,782	1,419,225
Gladstone Commercial Corp. REIT	79,064	1,135,359

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Independence Realty Trust, Inc. REIT	75,739	$677,107
Lexington Realty Trust REIT	89,700	890,721
LTC Properties, Inc. REIT	33,448	1,033,543
Monmouth Real Estate Investment Corp. REIT	88,512	1,066,570
National Storage Affiliates Trust REIT	39,700	1,175,120
One Liberty Properties, Inc. REIT	62,507	870,722
Paramount Group, Inc. REIT	140,492	1,236,330
Piedmont Office Realty Trust, Inc. Class A REIT	80,012	1,413,012
Rayonier, Inc. REIT	42,800	1,007,940
Retail Opportunity Investments Corp. REIT	98,028	812,652
Retail Properties of America, Inc. Class A REIT	181,298	937,311
RPT Realty REIT	94,535	570,046
UMH Properties, Inc. REIT	73,021	793,008
Urstadt Biddle Properties, Inc. Class A REIT	39,130	551,733
Washington Real Estate Investment Trust	32,968	786,946
		30,951,755
FOOD & STAPLES RETAILING — 0.6%
PriceSmart, Inc.	8,625	453,244
Village Super Market, Inc. Class A	19,523	479,875
Weis Markets, Inc.	13,832	576,241
		1,509,360
FOOD PRODUCTS — 1.4%
Alico, Inc.	4,398	136,514
Cal-Maine Foods, Inc.	9,722	427,573
Farmer Brothers Co. (b)	45,180	314,453
Hostess Brands, Inc. (b)	38,315	408,438
J&J Snack Foods Corp.	8,549	1,034,429
Landec Corp. (a) (b)	43,620	379,058
Simply Good Foods Co. (b)	26,000	500,760
		3,201,225
GAS UTILITIES — 0.7%
Chesapeake Utilities Corp.	9,600	822,816
Northwest Natural Holding Co.	14,418	890,312
		1,713,128
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
AngioDynamics, Inc. (b)	48,101	501,694
AtriCure, Inc. (b)	9,524	319,911
Atrion Corp.	700	455,000
Avanos Medical, Inc. (b)	7,237	194,892
Cantel Medical Corp. (a)	11,364	407,968
CONMED Corp.	8,896	509,474
CryoLife, Inc. (b)	15,535	262,852
Cutera, Inc. (b)	11,414	149,067
Heska Corp. (b)	2,521	139,411
iRhythm Technologies, Inc. (b)	2,600	211,510
LeMaitre Vascular, Inc.	8,596	214,212
LivaNova PLC (b)	7,500	339,375
Security Description	Shares	Value
Meridian Bioscience, Inc. (b)	39,976	$335,798
Merit Medical Systems, Inc. (b)	5,784	180,750
Natus Medical, Inc. (b)	12,059	278,925
Neogen Corp. (b)	5,786	387,604
NuVasive, Inc. (b)	7,464	378,126
OraSure Technologies, Inc. (b)	25,600	275,456
Orthofix Medical, Inc. (b)	16,481	461,633
Oxford Immunotec Global PLC (b)	20,135	186,450
Quidel Corp. (b)	2,348	229,658
SeaSpine Holdings Corp. (b)	23,300	190,361
Surmodics, Inc. (b)	7,496	249,767
Varex Imaging Corp. (b)	12,100	274,791
		7,134,685
HEALTH CARE PROVIDERS & SERVICES — 2.7%
Acadia Healthcare Co., Inc. (b)	14,234	261,194
Addus HomeCare Corp. (b)	4,037	272,901
BioTelemetry, Inc. (b)	4,700	180,997
Brookdale Senior Living, Inc. (b)	106,056	330,895
CorVel Corp. (b)	5,912	322,263
Ensign Group, Inc.	10,759	404,646
InfuSystem Holdings, Inc. (b)	12,700	107,823
Magellan Health, Inc. (b)	5,660	272,302
MEDNAX, Inc. (b)	31,198	363,145
National HealthCare Corp.	17,695	1,269,262
National Research Corp.	6,300	286,524
Patterson Cos., Inc. (a)	18,106	276,841
Premier, Inc. Class A (b)	16,896	552,837
Providence Service Corp. (b)	7,500	411,600
RadNet, Inc. (b)	18,500	194,435
Select Medical Holdings Corp. (b)	19,366	290,490
US Physical Therapy, Inc.	7,326	505,494
		6,303,649
HEALTH CARE TECHNOLOGY — 0.8%
Allscripts Healthcare Solutions, Inc. (a) (b)	58,168	409,503
HealthStream, Inc. (b)	20,591	493,154
HMS Holdings Corp. (b)	9,600	242,592
Omnicell, Inc. (b)	5,624	368,822
Vocera Communications, Inc. (b)	17,000	361,080
		1,875,151
HOTELS, RESTAURANTS & LEISURE — 3.5%
BJ's Restaurants, Inc.	31,400	436,146
Bloomin' Brands, Inc.	67,658	483,078
Brinker International, Inc. (a)	43,072	517,295
Century Casinos, Inc. (b)	144,543	348,348
Cheesecake Factory, Inc. (a)	37,749	644,753
Chuy's Holdings, Inc. (b)	24,400	245,708
Cracker Barrel Old Country Store, Inc.	9,000	748,980
Denny's Corp. (b)	74,527	572,367
Hyatt Hotels Corp. Class A	13,573	650,147
Jack in the Box, Inc.	16,579	581,094
Lindblad Expeditions Holdings, Inc. (b)	104,351	435,144

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Monarch Casino & Resort, Inc. (b)	29,696	$833,567
Playa Hotels & Resorts NV (b)	190,597	333,545
Potbelly Corp. (a) (b)	22,811	70,486
Ruth's Hospitality Group, Inc.	90,359	603,598
Six Flags Entertainment Corp.	25,100	314,754
Wyndham Destinations, Inc.	17,500	379,750
		8,198,760
HOUSEHOLD DURABLES — 1.3%
Century Communities, Inc. (b)	24,200	351,142
Ethan Allen Interiors, Inc.	31,700	323,974
KB Home	26,200	474,220
MDC Holdings, Inc.	26,853	622,989
Meritage Homes Corp. (b)	12,276	448,197
Taylor Morrison Home Corp. (b)	45,358	498,938
TRI Pointe Group, Inc. (b)	48,065	421,530
		3,140,990
HOUSEHOLD PRODUCTS — 0.5%
WD-40 Co. (a)	5,313	1,067,116
INSURANCE — 5.0%
American National Insurance Co.	9,886	814,409
AMERISAFE, Inc.	14,396	928,110
Argo Group International Holdings, Ltd.	25,849	957,964
Donegal Group, Inc. Class A	48,994	744,709
Enstar Group, Ltd. (b)	8,907	1,416,658
Horace Mann Educators Corp.	24,872	910,067
Protective Insurance Corp. Class B	35,761	491,714
Safety Insurance Group, Inc.	16,647	1,405,506
Selective Insurance Group, Inc.	16,400	815,080
Stewart Information Services Corp.	22,300	594,741
Third Point Reinsurance, Ltd. (b)	58,279	431,847
White Mountains Insurance Group, Ltd.	2,412	2,194,920
		11,705,725
INTERNET & DIRECT MARKETING RETAIL — 0.2%
Qurate Retail, Inc. Class A (b)	72,200	440,781
IT SERVICES — 2.0%
Cass Information Systems, Inc.	15,050	529,158
CSG Systems International, Inc.	11,547	483,242
ExlService Holdings, Inc. (b)	13,244	689,085
ManTech International Corp. Class A	7,731	561,812
NIC, Inc.	22,715	522,445
Perficient, Inc. (b)	15,142	410,197
Sykes Enterprises, Inc. (b)	24,813	672,928
Verra Mobility Corp. (b)	117,900	841,806
		4,710,673
LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co.	50,373	514,812
LIFE SCIENCES TOOLS & SERVICES — 0.3%
Luminex Corp.	12,632	347,759
Medpace Holdings, Inc. (b)	2,300	168,774
Security Description	Shares	Value
NeoGenomics, Inc. (b)	7,900	$218,119
		734,652
MACHINERY — 2.4%
Alamo Group, Inc.	4,351	386,282
Albany International Corp. Class A	10,405	492,469
Barnes Group, Inc.	10,510	439,633
Chart Industries, Inc. (b)	6,400	185,472
Douglas Dynamics, Inc.	12,359	438,868
ESCO Technologies, Inc.	7,010	532,129
Franklin Electric Co., Inc.	8,058	379,774
Hillenbrand, Inc.	24,992	477,597
Lindsay Corp. (a)	8,117	743,355
Mueller Water Products, Inc. Class A	62,834	503,300
TriMas Corp. (b)	16,600	383,460
Watts Water Technologies, Inc. Class A	8,720	738,148
		5,700,487
MEDIA — 1.3%
AMC Networks, Inc. Class A (b)	17,735	431,138
Gannett Co., Inc. (a)	125,078	185,115
John Wiley & Sons, Inc. Class A	17,456	654,425
Loral Space & Communications, Inc. (b)	28,063	456,024
Meredith Corp. (a)	16,875	206,213
MSG Networks, Inc. Class A (a) (b)	28,324	288,905
Scholastic Corp.	24,677	629,017
TEGNA, Inc. (a)	23,364	253,733
		3,104,570
METALS & MINING — 0.4%
Compass Minerals International, Inc. (a)	8,522	327,842
Kaiser Aluminum Corp.	7,501	519,669
		847,511
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 8.8%
AG Mortgage Investment Trust, Inc. REIT (a)	153,323	420,105
Anworth Mortgage Asset Corp. REIT	499,716	564,679
Apollo Commercial Real Estate Finance, Inc. REIT	243,688	1,808,165
Ares Commercial Real Estate Corp. REIT	191,409	1,337,949
ARMOUR Residential REIT, Inc.	104,478	920,451
Capstead Mortgage Corp. REIT	206,882	868,905
Cherry Hill Mortgage Investment Corp. REIT	74,023	458,943
Dynex Capital, Inc. REIT (a)	89,471	934,077
Ellington Financial, Inc. REIT	255,627	1,459,630
Granite Point Mortgage Trust, Inc. REIT	367,200	1,861,704
Great Ajax Corp. REIT (a)	71,806	456,686
Invesco Mortgage Capital, Inc. REIT	130,419	444,729
KKR Real Estate Finance Trust, Inc. REIT	141,700	2,126,917
MFA Financial, Inc. REIT	454,044	703,768

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
New York Mortgage Trust, Inc. REIT	402,700	$624,185
PennyMac Mortgage Investment Trust REIT	111,313	1,182,144
Ready Capital Corp. REIT	136,673	986,779
Redwood Trust, Inc. REIT	165,446	837,157
TPG RE Finance Trust, Inc. REIT	371,300	2,038,437
Western Asset Mortgage Capital Corp. REIT	202,763	464,327
		20,499,737
MULTI-UTILITIES — 0.8%
Avista Corp.	17,000	722,330
Unitil Corp.	22,976	1,202,104
		1,924,434
OIL, GAS & CONSUMABLE FUELS — 1.6%
Arch Coal, Inc. Class A	9,500	274,550
Cimarex Energy Co.	17,500	294,525
EQT Corp.	22,100	156,247
Evolution Petroleum Corp.	29,168	76,128
Green Plains, Inc. (a)	33,765	163,760
Magnolia Oil & Gas Corp. Class A (b)	73,900	295,600
NextDecade Corp. (b)	81,362	152,961
Panhandle Oil and Gas, Inc. Class A	6,422	23,697
Par Pacific Holdings, Inc. (b)	44,994	319,457
PBF Energy, Inc. Class A	21,100	149,388
PDC Energy, Inc. (b)	23,604	146,581
Permian Basin Royalty Trust (a)	76,696	216,283
REX American Resources Corp. (b)	5,850	272,083
Sabine Royalty Trust (a)	17,006	470,046
SFL Corp., Ltd.	63,631	602,586
		3,613,892
PAPER & FOREST PRODUCTS — 0.2%
Neenah, Inc.	13,127	566,168
PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (b)	10,720	258,138
Inter Parfums, Inc.	9,177	425,354
		683,492
PHARMACEUTICALS — 0.5%
Amphastar Pharmaceuticals, Inc. (b)	14,934	221,620
Innoviva, Inc. (b)	18,700	219,912
Intersect ENT, Inc. (b)	16,000	189,600
Prestige Consumer Healthcare, Inc. (a) (b)	14,788	542,424
		1,173,556
PROFESSIONAL SERVICES — 1.1%
CBIZ, Inc. (b)	32,227	674,189
Forrester Research, Inc. (b)	13,956	407,934
ICF International, Inc.	8,730	599,751
Kelly Services, Inc. Class A	37,701	478,425
Resources Connection, Inc.	37,307	409,258
		2,569,557
Security Description	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.4%
Consolidated-Tomoka Land Co.	5,874	$266,268
Kennedy-Wilson Holdings, Inc.	49,800	668,316
		934,584
ROAD & RAIL — 0.7%
Heartland Express, Inc.	35,032	650,544
Marten Transport, Ltd.	18,800	385,776
Werner Enterprises, Inc.	16,588	601,481
		1,637,801
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Advanced Energy Industries, Inc. (b)	6,412	310,918
DSP Group, Inc. (b)	42,013	562,974
Kulicke & Soffa Industries, Inc.	14,316	298,775
Nova Measuring Instruments, Ltd. (b)	12,101	395,098
Power Integrations, Inc.	3,978	351,377
Rambus, Inc. (b)	35,501	394,061
		2,313,203
SOFTWARE — 2.9%
8x8, Inc. (b)	24,500	339,570
ACI Worldwide, Inc. (b)	19,000	458,850
Agilysys, Inc. (b)	19,966	333,432
Allot, Ltd. (b)	47,997	453,572
American Software, Inc. Class A	33,435	475,111
Blackbaud, Inc.	10,300	572,165
Bottomline Technologies DE, Inc. (b)	11,774	431,517
CommVault Systems, Inc. (a) (b)	12,740	515,715
GTY Technology Holdings, Inc. (b)	16,335	73,834
Magic Software Enterprises, Ltd.	27,718	222,853
MicroStrategy, Inc. Class A (b)	4,253	502,279
Model N, Inc. (b)	16,221	360,269
Progress Software Corp.	13,988	447,616
Sapiens International Corp. NV	22,400	426,048
SPS Commerce, Inc. (b)	7,700	358,127
Teradata Corp. (b)	16,800	344,232
Verint Systems, Inc. (b)	12,169	523,267
		6,838,457
SPECIALTY RETAIL — 0.8%
American Eagle Outfitters, Inc.	38,600	306,870
Asbury Automotive Group, Inc. (b)	7,102	392,243
Haverty Furniture Cos., Inc.	21,137	251,319
Monro, Inc. (a)	7,476	327,524
Murphy USA, Inc. (b)	3,267	275,604
Sally Beauty Holdings, Inc. (a) (b)	33,663	271,997
		1,825,557
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
NCR Corp. (b)	23,500	415,950
TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Culp, Inc.	19,824	145,905
Steven Madden, Ltd.	25,075	582,492

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Superior Group of Cos., Inc.	9,230	$78,086
Unifi, Inc. (b)	14,964	172,834
Wolverine World Wide, Inc.	25,518	387,873
		1,367,190
THRIFTS & MORTGAGE FINANCE — 4.8%
Capitol Federal Financial, Inc.	118,539	1,376,238
ESSA Bancorp, Inc.	13,623	185,954
FS Bancorp, Inc.	9,171	330,156
Home Bancorp, Inc.	9,836	240,195
Kearny Financial Corp.	135,188	1,161,265
Meridian Bancorp, Inc.	107,755	1,209,011
Northfield Bancorp, Inc.	102,575	1,147,814
Northwest Bancshares, Inc.	96,166	1,112,641
PCSB Financial Corp.	18,563	259,696
Provident Financial Services, Inc.	76,545	984,369
Southern Missouri Bancorp, Inc.	15,511	376,452
Territorial Bancorp, Inc.	16,956	416,270
Washington Federal, Inc.	29,634	769,299
Waterstone Financial, Inc.	74,440	1,082,357
Western New England Bancorp, Inc.	83,440	564,054
		11,215,771
TOBACCO — 0.4%
Standard Diversified, Inc. (b)	19,430	211,787
Universal Corp.	8,516	376,492
Vector Group, Ltd.	44,435	418,578
		1,006,857
TRADING COMPANIES & DISTRIBUTORS — 1.4%
Applied Industrial Technologies, Inc.	11,242	513,984
GATX Corp. (a)	8,172	511,241
Kaman Corp.	19,644	755,705
MRC Global, Inc. (b)	43,091	183,568
MSC Industrial Direct Co., Inc. Class A	8,000	439,760
NOW, Inc. (b)	37,502	193,510
Rush Enterprises, Inc. Class A	13,571	433,186
Transcat, Inc. (b)	6,268	166,102
		3,197,056
TRANSPORTATION INFRASTRUCTURE — 0.2%
Macquarie Infrastructure Corp.	19,300	487,325
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Spok Holdings, Inc.	42,580	455,180
Security Description	Shares	Value
Telephone & Data Systems, Inc.	24,241	$406,279
		861,459
TOTAL COMMON STOCKS (Cost $300,448,544)		231,643,628
LIMITED PARTNERSHIPS — 0.2%
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fortress Transportation & Infrastructure Investors LLC (cost $442,209)	56,300	461,660
TOTAL LIMITED PARTNERSHIPS (Cost $442,209)		461,660
SHORT-TERM INVESTMENTS — 1.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c) (d)	615,089	614,535
State Street Navigator Securities Lending Portfolio II (e) (f)	2,930,768	2,930,768
TOTAL SHORT-TERM INVESTMENTS (Cost $3,545,057)		3,545,303
TOTAL INVESTMENTS — 101.0% (Cost $304,435,810)		235,650,591
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(2,374,155)
NET ASSETS — 100.0%		$233,276,436
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SSGA US SMALL CAP LOW VOLATILITY INDEX ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$231,449,476	$194,152	$—	$231,643,628
Limited Partnerships	461,660	—	—	461,660
Short-Term Investments	3,545,303	—	—	3,545,303
TOTAL INVESTMENTS	$235,456,439	$194,152	$—	$235,650,591
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$13,506,319	$12,891,986	$(44)	$246	615,089	$614,535	$5,186
State Street Institutional U.S. Government Money Market Fund, Class G Shares	440,161	440,161	896,980	1,337,141	—	—	—	—	1,131
State Street Navigator Securities Lending Portfolio II	—	—	27,001,183	24,070,415	—	—	2,930,768	2,930,768	20,638
State Street Navigator Securities Lending Portfolio III	1,651,979	1,651,979	8,273,991	9,925,970	—	—	—	—	7,732
Total		$2,092,140	$49,678,473	$48,225,512	$(44)	$246		$3,545,303	$34,687
See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
PREFERRED STOCKS — 99.0%
AUTO MANUFACTURERS — 1.2%
Ford Motor Co. 6.20% 6/1/2059 (a)	364,030	$5,707,990
Ford Motor Co. 6.00% 12/1/2059	388,351	5,860,217
		11,568,207
BANKS — 40.0%
Bank of America Corp. 6.00% 1/25/2166 (a) (b)	198,866	4,981,593
Bank of America Corp. 6.20% 1/29/2166 (a) (b)	243,059	6,112,934
Bank of America Corp. 3 Month USD LIBOR + 0.50% 4.00% 2/21/2166 (a) (b) (c)	93,174	1,877,456
Bank of America Corp. 3 Month USD LIBOR + 0.65% 3.00% 2/28/2166 (b) (c)	69,618	1,253,124
Bank of America Corp. 3 Month USD LIBOR + 0.35% 4.00% 2/15/2166 (a) (b) (c)	70,103	1,493,194
Bank of America Corp. 6.00% 5/16/2023 (a) (b)	298,300	7,651,395
Bank of America Corp. 5.88% 7/24/2023 (a) (b)	188,700	4,768,449
Bank of America Corp. 3 Month USD LIBOR + 1.33% 6.45% 12/15/2066 (a) (c)	232,009	5,777,024
Bank of America Corp. 5.38% 12/26/2167 (b)	308,792	7,488,206
Bank of America Corp. 5.00% 12/17/2167 (b)	289,458	6,796,474
Bank of New York Mellon Corp. 5.20% 3/20/2018 (a)	282,746	6,859,418
Capital One Financial Corp. 6.00% 12/1/2021 (a) (b)	244,154	5,876,787
Capital One Financial Corp. 5.20% 12/1/2021 (a) (b)	291,282	6,381,989
Capital One Financial Corp. 6.20% 12/1/2020 (a) (b)	242,754	5,830,951
Capital One Financial Corp. 5.00% 1/12/2167 (b)	726,662	14,569,573
Capital One Financial Corp. 4.80% 6/1/2025 (a) (b)	605,750	11,388,100
Citigroup Capital XIII 3 Month USD LIBOR + 6.37% 8.14% 10/30/2040 (c)	1,087,490	27,839,744
Fifth Third Bancorp 3 Month USD LIBOR + 3.71% 6.63% 12/31/2023 (a) (c)	219,927	5,625,733
Fifth Third Bancorp 4.95% 12/31/2168	120,063	2,410,865
First Citizens BancShares, Inc. 5.38% 3/15/2025	146,855	3,323,329
First Republic Bank 5.50% 6/30/2023 (a)	142,873	3,547,537
Security Description	Shares	Value
First Republic Bank 4.70% 1/30/2168 (a)	188,151	$4,229,634
HSBC Holdings PLC 6.20% 11/22/2017 (a)	702,454	17,582,424
Huntington Bancshares, Inc. 6.25% 4/15/2021 (a)	291,182	7,116,488
ING Groep NV 6.13% 1/15/2018 (a)	339,501	8,453,575
JPMorgan Chase & Co. 6.15% 9/1/2020 (a)	315,387	7,931,983
JPMorgan Chase & Co. 6.10% 9/1/2020	390,805	9,793,573
JPMorgan Chase & Co. 5.75% 12/1/2023 (a)	465,195	11,792,693
JPMorgan Chase & Co. 6.00% 3/1/2024 (a)	507,359	13,267,438
JPMorgan Chase & Co. 4.75% 3/2/2168 (a)	246,824	5,748,531
KeyCorp 3 Month USD LIBOR + 3.89% 6.13% 12/15/2026 (a) (c)	242,754	6,068,850
KeyCorp 5.65% 12/15/2023 (a)	207,846	5,040,265
KeyCorp 5.63% 9/15/2167 (a)	220,027	5,313,652
Northern Trust Corp. 4.70% 4/1/2168	195,828	4,684,206
PNC Financial Services Group, Inc. 5.38% 12/1/2017 (a)	234,426	5,696,552
PNC Financial Services Group, Inc. 3 Month USD LIBOR + 4.07% 6.13% 5/1/2022 (c)	726,562	18,687,175
State Street Corp. 3 Month USD LIBOR + 3.11% 5.90% 3/15/2024 (a) (c) (d)	363,730	8,853,188
State Street Corp. 3 Month USD LIBOR + 3.71% 5.35% 3/15/2026 (a) (c) (d)	242,754	5,959,611
SVB Financial Group 5.25% 2/15/2168	166,721	3,816,244
Truist Financial Corp. 5.63% 12/2/2168 (a)	227,303	5,507,552
Truist Financial Corp. 5.20% 12/2/2168 (a)	244,154	5,730,294
Truist Financial Corp. 5.20% 12/2/2168 (a)	220,027	5,164,034
US Bancorp 3 Month USD LIBOR + 0.60% 3.50% 11/20/2017 (a) (c)	485,007	8,778,627
US Bancorp 5.15% 7/15/2018 (a)	242,754	5,872,219
US Bancorp 3 Month USD LIBOR + 4.47% 6.50% 1/15/2022 (a) (c)	533,036	13,731,007
US Bancorp 5.50% 10/15/2023 (a)	279,074	6,954,524
Wells Fargo & Co. 3 Month USD LIBOR + 3.69% 6.63% 3/15/2024 (c)	166,552	4,415,293

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Wells Fargo & Co. 3 Month USD LIBOR + 3.09% 5.85% 9/15/2023 (c)	342,027	$8,328,357
Wells Fargo & Co. 5.25% 6/15/2018 (a)	123,921	2,881,163
Wells Fargo & Co. 5.13% 12/15/2017	128,882	2,957,842
Wells Fargo & Co. 5.20% 11/20/2017 (a)	148,707	3,487,179
Wells Fargo & Co. 5.63% 6/15/2022	136,808	3,369,581
Wells Fargo & Co. 5.50% 9/15/2021 (a)	228,018	5,540,837
Wells Fargo & Co. 5.70% 3/15/2021 (a)	198,273	4,907,257
Wells Fargo & Co. 6.00% 12/15/2020 (a)	198,273	4,966,739
Wells Fargo & Co. 4.75% 3/15/2025	399,031	8,379,651
		392,862,113
DIVERSIFIED FINANCIAL SERVICES — 4.3%
Affiliated Managers Group, Inc. 5.88% 3/30/2059 (a)	142,873	3,316,082
Apollo Global Management, Inc. 6.38% 9/16/2168 (a) (b)	132,065	3,115,413
Apollo Global Management, Inc. 6.38% 9/16/2168 (b)	142,873	3,358,944
Ares Management Corp. 7.00% 6/30/2021 (a)	147,661	3,604,405
Charles Schwab Corp. 6.00% 12/1/2020	291,182	7,352,346
Charles Schwab Corp. 5.95% 6/1/2021 (a)	363,730	9,147,810
KKR & Co., Inc. 6.75% 6/15/2021 (a)	164,331	4,178,937
Legg Mason, Inc. 6.38% 3/15/2056 (a)	120,063	2,970,359
Legg Mason, Inc. 5.45% 9/15/2056 (a)	244,354	5,417,328
		42,461,624
ELECTRIC — 16.5%
Alabama Power Co. 5.00% 10/1/2022	120,063	3,067,610
CMS Energy Corp. 5.88% 10/15/2078 (a)	134,476	3,388,795
CMS Energy Corp. 5.88% 3/1/2079 (a)	305,676	7,718,319
Dominion Energy, Inc. 5.25% 7/30/2076 (a)	387,951	9,570,751
DTE Energy Co. 5.38% 6/1/2076	144,053	3,438,545
DTE Energy Co. 6.00% 12/15/2076	134,476	3,343,073
DTE Energy Co. 5.25% 12/1/2077 (a)	190,528	4,566,956
Security Description	Shares	Value
Duke Energy Corp. 5.13% 1/15/2073 (a)	244,154	$6,023,279
Duke Energy Corp. 5.63% 9/15/2078	244,154	6,252,784
Duke Energy Corp. 5.75% 9/16/2167	484,707	12,592,688
Entergy Arkansas, Inc. 4.88% 9/1/2066	200,681	4,944,780
Entergy Louisiana LLC 4.88% 9/1/2066	129,656	3,214,172
Entergy Mississippi, Inc. 4.90% 10/1/2066	124,848	3,091,237
Georgia Power Co. 5.00% 10/1/2077 (a)	129,656	3,228,434
National Rural Utilities Cooperative Finance Corp. 5.50% 5/15/2064	120,063	3,020,785
NextEra Energy Capital Holdings, Inc. 5.25% 6/1/2076 (a)	276,689	6,762,279
NextEra Energy Capital Holdings, Inc. 5.13% 11/15/2072	244,154	5,947,592
NextEra Energy Capital Holdings, Inc. 5.00% 1/15/2073	220,027	5,373,059
NextEra Energy Capital Holdings, Inc. 5.65% 3/1/2079 (a)	333,465	8,493,354
NiSource, Inc. 5 Year CMT + 3.63% 6.50% 12/16/2167 (c)	242,754	6,165,952
PPL Capital Funding, Inc. 5.90% 4/30/2073	219,927	5,443,193
Sempra Energy 5.75% 7/1/2079	367,394	8,582,324
Southern Co. 6.25% 10/15/2075	484,707	12,195,228
Southern Co. 5.25% 10/1/2076 (a)	387,951	9,547,474
Southern Co. 5.25% 12/1/2077 (a)	219,927	5,410,204
Southern Co. 4.95% 1/30/2080	484,850	10,855,792
		162,238,659
GAS — 0.3%
Spire, Inc. 5.90% 8/15/2167	120,063	2,996,772
INSURANCE — 20.7%
AEGON Funding Co. LLC 5.10% 12/15/2049	448,485	9,337,458
Aegon NV 3 month USD LIBOR + 0.88% 4.00% 6/15/2019 (a) (c)	120,063	2,313,614
Allstate Corp. 3 Month USD LIBOR + 3.17% 5.10% 1/15/2053 (a) (c)	244,154	5,947,591
Allstate Corp. 5.63% 4/15/2023 (a)	279,074	7,024,293
Allstate Corp. 5.10% 10/15/2168	557,357	12,874,947

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Allstate Corp. 4.75% 1/15/2169 (a)	142,873	$3,287,508
American International Group, Inc. 5.85% 3/15/2024 (a)	244,154	5,720,528
Arch Capital Group, Ltd. 5.25% 9/29/2021 (a)	220,127	5,049,713
Arch Capital Group, Ltd. 5.45% 8/17/2022 (a)	157,173	3,497,099
Aspen Insurance Holdings, Ltd. 3 Month USD LIBOR + 4.06% 5.95% 7/1/2023 (a) (b) (c)	132,065	2,832,794
Aspen Insurance Holdings, Ltd. 5.63% 1/1/2027 (a) (b)	120,063	2,466,094
Aspen Insurance Holdings, Ltd. 5.63% 1/10/2168 (a) (b)	120,063	2,401,260
Athene Holding, Ltd. 3 month USD LIBOR + 4.25% 6.35% 9/30/2167 (c)	418,312	9,504,049
Athene Holding, Ltd. 5.63% 12/30/2168 (a)	164,331	3,235,677
Axis Capital Holdings, Ltd. 5.50% 11/7/2021 (a)	267,076	5,835,611
Brighthouse Financial, Inc. 6.25% 9/15/2058 (a)	178,609	4,334,840
Brighthouse Financial, Inc. 6.60% 6/25/2168	207,846	5,056,893
Equitable Holdings, Inc. 5.25% 12/15/2024	388,251	6,569,207
Globe Life, Inc. 6.13% 6/15/2056 (a)	146,855	3,415,847
Hartford Financial Services Group, Inc. 3 Month USD LIBOR + 5.60% 7.88% 4/15/2042 (a) (c)	291,082	7,605,973
Hartford Financial Services Group, Inc. 6.00% 11/15/2023 (a)	164,331	4,190,441
MetLife, Inc. 3 Month USD LIBOR + 1.00% 4.00% 11/22/2017 (c)	291,282	6,440,245
MetLife, Inc. 5.63% 6/15/2023 (a)	390,428	9,741,179
MetLife, Inc. 4.75% 3/15/2025	484,850	10,356,396
PartnerRe, Ltd. 7.25% 4/29/2021	139,941	3,483,131
Prudential Financial, Inc. 5.75% 12/15/2052 (a)	279,074	6,921,035
Prudential Financial, Inc. 5.70% 3/15/2053 (a)	344,392	8,368,726
Prudential Financial, Inc. 5.63% 8/15/2058 (a)	274,218	6,891,098
Prudential PLC 6.75% 5/22/2019 (a)	120,063	3,017,183
Prudential PLC 6.50% 6/23/2019 (a)	142,873	3,587,541
Security Description	Shares	Value
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.37% 6.20% 9/15/2042 (a) (c)	190,528	$4,486,934
Reinsurance Group of America, Inc. 3 Month USD LIBOR + 4.04% 5.75% 6/15/2056 (c)	190,528	4,393,576
RenaissanceRe Holdings, Ltd. 5.38% 6/1/2018 (a)	132,065	3,046,740
RenaissanceRe Holdings, Ltd. 5.75% 6/30/2023 (a)	120,063	2,972,760
Unum Group 6.25% 6/15/2058	142,873	3,264,648
Voya Financial, Inc. 5 Year CMT + 3.21% 5.35% 9/15/2167 (a) (c)	142,873	3,287,508
WR Berkley Corp. 5.75% 6/1/2056	139,283	3,065,619
WR Berkley Corp. 5.63% 4/30/2053 (a)	166,721	3,684,534
WR Berkley Corp. 5.10% 12/30/2059	142,873	3,078,913
		202,589,203
INTERNET — 0.9%
eBay, Inc. 6.00% 2/1/2056 (a)	363,730	8,998,680
PIPELINES — 0.5%
Enbridge, Inc. 6.38% 4/15/2078 (a) (c)	293,082	5,348,746
REAL ESTATE INVESTMENT TRUSTS — 7.7%
Digital Realty Trust, Inc. 6.35% 8/24/2020	120,063	2,990,769
Digital Realty Trust, Inc. 5.88% 5/22/2019 (a)	120,063	2,913,929
Digital Realty Trust, Inc. 5.20% 12/31/2168	164,331	3,787,830
Diversified Healthcare Trust 5.63% 8/1/2042	166,721	2,662,534
Diversified Healthcare Trust 6.25% 2/1/2046	120,063	1,955,826
Kimco Realty Corp. 5.25% 12/20/2022	127,032	2,782,001
National Retail Properties, Inc. 5.20% 10/11/2021	164,331	3,607,066
Office Properties Income Trust 5.88% 5/1/2046	147,661	2,953,220
PS Business Parks, Inc. 4.88% 12/30/2168	154,797	3,229,065
Public Storage 5.15% 6/2/2022 (a) (b)	134,476	3,267,767
Public Storage 4.90% 10/14/2021 (b)	166,721	3,912,942
Public Storage 4.95% 7/20/2021 (a) (b)	154,797	3,654,757
Public Storage 5.40% 1/20/2021 (b)	142,873	3,501,817

See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Public Storage 5.38% 11/20/2017 (a) (b)	241,767	$5,831,420
Public Storage 5.20% 1/16/2018 (b)	244,154	5,796,216
Public Storage 5.05% 8/9/2022 (a) (b)	142,873	3,466,099
Public Storage 5.60% 3/11/2024 (b)	135,758	3,461,829
Public Storage 4.88% 12/31/2167 (b)	150,636	3,553,503
Public Storage 4.70% 3/31/2168 (a) (b)	124,253	2,910,005
Vornado Realty Trust 5.40% 1/25/2018	144,053	2,909,871
Vornado Realty Trust 5.70% 5/22/2019 (a)	144,053	3,118,748
Vornado Realty Trust 5.25% 4/1/2166	152,168	2,976,406
		75,243,620
RETAIL — 0.5%
QVC, Inc. 6.25% 11/26/2068	244,868	4,402,727
SOVEREIGN — 0.3%
Tennessee Valley Authority 3.55% 6/1/2028 (c)	131,296	3,243,011
TELECOMMUNICATIONS — 6.1%
AT&T, Inc. 5.35% 11/1/2066 (a)	640,702	16,017,550
AT&T, Inc. 5.63% 8/1/2067 (a)	400,062	10,201,581
Qwest Corp. 6.50% 9/1/2056	473,997	9,901,797
Qwest Corp. 6.88% 10/1/2054 (a)	244,354	5,214,514
Qwest Corp. 6.13% 6/1/2053	376,132	7,281,916
Qwest Corp. 6.63% 9/15/2055 (a)	195,281	4,044,270
Qwest Corp. 6.75% 6/15/2057 (a)	320,350	6,669,687
		59,331,315
TOTAL PREFERRED STOCKS (Cost $1,075,551,862)		971,284,677
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (e) (f)	6,393,316	$6,387,562
State Street Navigator Securities Lending Portfolio II (d) (g)	24,765,064	24,765,064
TOTAL SHORT-TERM INVESTMENTS (Cost $31,155,379)		31,152,626
TOTAL INVESTMENTS — 102.2% (Cost $1,106,707,241)		1,002,437,303
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.2)%		(21,435,449)
NET ASSETS — 100.0%		$981,001,854
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	These securities are affiliated investments as a result of the Fund owning 5% or more of the entity’s outstanding shares. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.
(g)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Preferred Stocks	$971,284,677	$—	$—	$971,284,677
Short-Term Investments	31,152,626	—	—	31,152,626
TOTAL INVESTMENTS	$1,002,437,303	$—	$—	$1,002,437,303
See accompanying notes to schedule of investments.

SPDR WELLS FARGO® PREFERRED STOCK ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation(a)	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Allstate Corp.	731,540	$18,593,681	$25,240,950	$21,410,339	$(942,877)	$—*	—	$—*	$—
Apollo Global Management, Inc.	228,856	5,890,861	3,263,733	1,817,164	(143,551)	(719,522)	274,938	6,474,357	275,774
Aspen Insurance Holdings, Ltd.	206,365	5,318,221	7,012,587	2,232,978	(368,105)	(2,029,577)	372,191	7,700,148	380,105
Bank of America Corp.	1,200,405	30,507,882	39,622,183	24,045,957	(1,129,209)	(2,746,414)	1,760,070	42,422,825	1,603,362
Capital One Financial Corp.	1,369,654	34,815,122	60,313,944	40,404,278	(2,131,773)	(8,860,251)	2,110,602	44,047,400	1,155,581
Public Storage	1,234,102	30,861,054	26,161,292	14,996,933	(425,052)	(2,261,571)	1,638,308	39,356,355	1,485,235
State Street Corp.	985,360	25,448,892	13,821,538	22,609,257	(608,785)	(1,239,589)	606,484	14,812,799	1,104,048
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	121,003,418	114,604,777	(8,326)	(2,753)	6,393,316	6,387,562	38,733
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,525,268	9,525,268	5,087,329	14,612,597	—	—	—	—	8,447
State Street Navigator Securities Lending Portfolio II	—	—	142,042,798	117,277,734	—	—	24,765,064	24,765,064	537,343
State Street Navigator Securities Lending Portfolio III	22,700,391	22,700,391	127,466,829	150,167,220	—	—	—	—	688,296
Wells Fargo & Co.	1,703,655	44,148,931	28,597,303	28,212,645	(1,186,843)	—*	—	—*	—
Total		$227,810,303	$599,633,904	$552,391,879	$(6,944,521)	$(17,859,677)		$185,966,510	$7,276,924
(a)	Does not include change in unrealized appreciation and depreciation from investments that are no longer affiliates at period ended March 31, 2020.
*	As of March 31, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Inflation Protected Indexed Bonds:
1.75%, 1/15/2028	$6,045,216	$6,873,996
2.00%, 1/15/2026	8,061,742	8,966,259
2.38%, 1/15/2025	10,883,561	12,071,056
2.38%, 1/15/2027	6,537,352	7,570,215
2.50%, 1/15/2029	3,910,765	4,797,244
3.63%, 4/15/2028	8,251,340	10,623,298
3.88%, 4/15/2029	9,292,737	12,528,510
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021 (a)	13,817,088	13,555,163
0.13%, 1/15/2022	13,651,400	13,457,894
0.13%, 4/15/2022 (a)	14,271,172	14,083,184
0.13%, 7/15/2022	13,859,332	13,724,876
0.13%, 1/15/2023	14,208,758	14,028,372
0.13%, 7/15/2024	13,417,558	13,438,348
0.13%, 10/15/2024	10,621,322	10,741,706
0.13%, 7/15/2026	12,294,644	12,406,069
0.13%, 1/15/2030	8,215,886	8,462,465
0.25%, 1/15/2025	13,006,602	13,115,798
0.25%, 7/15/2029	11,713,559	12,170,155
0.38%, 7/15/2023	14,092,167	14,165,417
0.38%, 7/15/2025	12,197,690	12,443,245
0.38%, 1/15/2027	12,083,445	12,360,278
0.38%, 7/15/2027	12,320,932	12,674,371
0.50%, 4/15/2024	8,880,818	9,008,866
0.50%, 1/15/2028	12,561,053	13,078,081
0.63%, 7/15/2021	12,718,619	12,602,303
0.63%, 4/15/2023 (a)	13,588,000	13,675,413
0.63%, 1/15/2024	13,135,966	13,343,882
0.63%, 1/15/2026	13,212,012	13,641,643
0.75%, 7/15/2028	11,826,932	12,649,023
Security Description	Principal Amount	Value
0.88%, 1/15/2029	$10,710,027	$11,640,052
1.13%, 1/15/2021	23	22
TOTAL U.S. TREASURY OBLIGATIONS (Cost $348,221,357)		353,897,204
	Shares
SHORT-TERM INVESTMENTS — 8.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c)	140,051	140,051
State Street Navigator Securities Lending Portfolio II (d) (e)	30,090,723	30,090,723
TOTAL SHORT-TERM INVESTMENTS (Cost $30,230,774)		30,230,774
TOTAL INVESTMENTS — 107.9% (Cost $378,452,131)		384,127,978
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.9)%		(28,144,305)
NET ASSETS — 100.0%		$355,983,673
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$353,897,204	$—	$353,897,204
Short-Term Investments	30,230,774	—	—	30,230,774
TOTAL INVESTMENTS	$30,230,774	$353,897,204	$—	$384,127,978
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-10 YEAR TIPS ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	52,377	$52,377	$16,005,152	$15,917,478	$—	$—	140,051	$140,051	$5,326
State Street Navigator Securities Lending Portfolio II	—	—	116,811,471	86,720,748	—	—	30,090,723	30,090,723	12,117
State Street Navigator Securities Lending Portfolio III	—	—	28,078,351	28,078,351	—	—	—	—	6,797
Total		$52,377	$160,894,974	$130,716,577	$—	$—		$30,230,774	$24,240
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 97.6% (a)
U.S. Treasury Bill:
Zero Coupon, 4/7/2020	$843,381,000	$843,371,655
Zero Coupon, 4/28/2020	853,798,000	853,775,426
Zero Coupon, 5/7/2020	1,456,544,000	1,456,451,145
Zero Coupon, 5/14/2020	1,481,673,000	1,481,535,842
0.03%, 4/21/2020	881,785,000	881,757,444
0.45%, 4/2/2020	1,500,722,000	1,500,721,985
0.73%, 5/21/2020	1,846,312,000	1,846,145,315
0.74%, 4/14/2020	843,380,000	843,354,572
0.80%, 4/9/2020	2,021,435,000	2,021,395,016
0.86%, 4/16/2020	1,469,934,000	1,469,888,065
0.89%, 4/23/2020	1,824,209,000	1,824,173,884
0.90%, 4/30/2020	1,528,613,000	1,528,544,961
1.58%, 5/28/2020	1,500,993,000	1,500,814,757
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,042,394,609)		18,051,930,067

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c) (Cost $28,702,771)	28,702,771	$28,702,771
TOTAL INVESTMENTS — 97.7% (Cost $18,071,097,380)		18,080,632,838
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.3%		419,865,036
NET ASSETS — 100.0%		$18,500,497,874
(a)	Rate shown is the discount rate at time of purchase, not a coupon rate.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$18,051,930,067	$—	$18,051,930,067
Short-Term Investment	28,702,771	—	—	28,702,771
TOTAL INVESTMENTS	$28,702,771	$18,051,930,067	$—	$18,080,632,838
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,228,740	$22,228,740	$1,136,527,417	$1,130,053,386	$—	$—	28,702,771	$28,702,771	$541,836
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 75.4%
AIRLINES — 0.1%
GOL Equity Finance SA 3.75%, 7/15/2024 (a)	$11,350,000	$4,099,620
AUTO MANUFACTURERS — 5.0%
NIO, Inc. 4.50%, 2/1/2024	17,750,000	9,053,210
Tesla, Inc.:
1.25%, 3/1/2021	30,585,000	47,802,826
2.00%, 5/15/2024 (b)	43,060,000	78,609,475
2.38%, 3/15/2022 (b)	21,700,000	37,231,558
		172,697,069
BANKS — 0.4%
JPMorgan Chase Bank NA 0.13%, 1/1/2023 (a) (b)	13,898,000	14,286,310
BEVERAGES — 0.2%
Luckin Coffee, Inc. 0.75%, 1/15/2025 (a)	10,825,000	8,193,984
BIOTECHNOLOGY — 4.8%
BioMarin Pharmaceutical, Inc.:
0.60%, 8/1/2024 (b)	9,750,000	10,151,310
1.50%, 10/15/2020	8,350,000	8,824,113
Bridgebio Pharma, Inc. 2.50%, 3/15/2027 (a)	12,500,000	11,841,125
Exact Sciences Corp.:
0.38%, 3/15/2027 (b)	19,775,000	16,645,606
0.38%, 3/1/2028	25,200,000	19,826,604
1.00%, 1/15/2025	10,100,000	10,878,003
Halozyme Therapeutics, Inc. 1.25%, 12/1/2024 (a) (b)	10,182,000	10,087,409
Illumina, Inc.:
0.01%, 8/15/2023	17,305,000	16,755,913
0.50%, 6/15/2021 (b)	10,510,000	12,885,155
Insmed, Inc. 1.75%, 1/15/2025 (b)	10,532,000	8,792,956
Intercept Pharmaceuticals, Inc. 3.25%, 7/1/2023	10,588,000	8,577,021
Ionis Pharmaceuticals, Inc.:
0.13%, 12/15/2024 (a) (b)	4,375,000	3,924,244
1.00%, 11/15/2021	13,965,000	14,185,787
Ligand Pharmaceuticals, Inc. 0.75%, 5/15/2023	17,625,000	14,564,771
		167,940,017
COMMERCIAL SERVICES — 2.1%
Chegg, Inc. 0.13%, 3/15/2025 (a)	17,070,000	16,224,523
Euronet Worldwide, Inc. 0.75%, 3/15/2049 (b)	11,170,000	10,131,414
Macquarie Infrastructure Corp. 2.00%, 10/1/2023 (b)	9,625,000	7,532,621
Square, Inc.:
Security Description	Principal Amount	Value
0.13%, 3/1/2025 (a)	$21,500,000	$18,586,535
0.50%, 5/15/2023 (b)	20,185,000	20,798,220
		73,273,313
COMPUTERS — 1.9%
Insight Enterprises, Inc. 0.75%, 2/15/2025 (a) (b)	8,500,000	7,658,245
Lumentum Holdings, Inc. 0.25%, 3/15/2024	9,388,000	12,815,559
Nutanix, Inc. Zero Coupon, 1/15/2023	13,455,000	10,869,622
Pure Storage, Inc. 0.13%, 4/15/2023	13,775,000	11,928,599
Western Digital Corp. 1.50%, 2/1/2024 (b)	25,088,000	22,082,708
		65,354,733
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Ares Capital Corp.:
3.75%, 2/1/2022	8,625,000	7,764,570
4.63%, 3/1/2024 (b)	9,050,000	7,855,128
JPMorgan Chase Financial Co. LLC 0.25%, 5/1/2023 (a)	12,800,000	11,950,208
		27,569,906
ELECTRIC — 0.3%
NRG Energy, Inc. 2.75%, 6/1/2048 (b)	12,205,000	11,750,974
ELECTRICAL COMPONENTS & EQUIPMENT — 0.4%
SunPower Corp.:
0.88%, 6/1/2021	125,000	118,012
4.00%, 1/15/2023 (b)	19,570,000	15,436,229
		15,554,241
ELECTRONICS — 1.3%
Fortive Corp. 0.88%, 2/15/2022	33,638,000	31,254,411
Vishay Intertechnology, Inc. 2.25%, 6/15/2025 (b)	13,970,000	12,459,284
		43,713,695
ENERGY-ALTERNATE SOURCES — 0.1%
Enphase Energy, Inc. 0.25%, 3/1/2025 (a) (b)	2,250,000	1,801,665
ENGINEERING & CONSTRUCTION — 0.5%
Dycom Industries, Inc. 0.75%, 9/15/2021 (b)	10,987,000	9,345,322
KBR, Inc. 2.50%, 11/1/2023	7,350,000	7,698,317
		17,043,639

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ENTERTAINMENT — 0.5%
Live Nation Entertainment, Inc.:
2.00%, 2/15/2025 (a)	$9,371,000	$7,520,884
2.50%, 3/15/2023 (b)	11,660,000	11,023,014
		18,543,898
HEALTH CARE PRODUCTS — 2.8%
Insulet Corp.:
0.38%, 9/1/2026 (a) (b)	16,550,000	16,767,964
1.38%, 11/15/2024 (b)	8,925,000	16,268,044
Integra LifeSciences Holdings Corp. 0.50%, 8/15/2025 (a)	12,125,000	10,499,401
NuVasive, Inc. 2.25%, 3/15/2021	14,957,000	15,613,612
NUVASIVE, Inc. SR UNSECURED 144A 03/25 0.375 0.38%, 3/15/2025 (a)	9,800,000	8,310,498
Wright Medical Group NV 2.25%, 11/15/2021 (b)	9,115,000	12,552,631
Wright Medical Group, Inc. 1.63%, 6/15/2023	18,075,000	18,070,662
		98,082,812
HEALTH CARE SERVICES — 0.2%
Invitae Corp. 2.00%, 9/1/2024 (a) (b)	8,975,000	7,877,268
INSURANCE — 0.8%
AXA SA 7.25%, 5/15/2021 (a)	20,625,000	14,953,125
MGIC Investment Corp. 9.00%, 4/1/2063 (a)	10,125,000	13,075,729
		28,028,854
INTERNET — 15.7%
8x8, Inc. 0.50%, 2/1/2024	7,714,000	6,481,843
Booking Holdings, Inc.:
0.35%, 6/15/2020	21,107,000	23,432,991
0.90%, 9/15/2021 (b)	23,250,000	23,338,350
Ctrip.com International, Ltd.:
1.00%, 7/1/2020	15,367,000	14,945,176
1.99%, 7/1/2025 (b)	9,615,000	9,359,914
Etsy, Inc. 0.13%, 10/1/2026 (a) (b)	14,105,000	11,579,500
FireEye, Inc.:
0.88%, 6/1/2024	14,304,000	12,016,075
Series B, 1.63%, 6/1/2035	9,930,000	9,097,370
IAC Financeco 2, Inc. 0.88%, 6/15/2026 (a)	13,753,000	12,532,009
IAC Financeco 3, Inc. 2.00%, 1/15/2030 (a)	12,590,000	11,484,976
IAC FinanceCo, Inc. 0.88%, 10/1/2022 (a) (b)	11,096,000	14,257,250
Security Description	Principal Amount	Value
iQIYI, Inc.:
2.00%, 4/1/2025 (a)	$28,501,000	$24,980,556
3.75%, 12/1/2023 (b)	16,931,000	16,988,057
MercadoLibre, Inc. 2.00%, 8/15/2028	20,393,000	26,618,371
Okta, Inc. 0.13%, 9/1/2025 (a)	23,674,000	22,644,891
Palo Alto Networks, Inc. 0.75%, 7/1/2023	37,960,000	36,476,523
Pinduoduo, Inc. 0.01%, 10/1/2024 (a) (b)	22,125,000	23,969,340
Proofpoint, Inc. 0.25%, 8/15/2024 (a)	21,000,000	19,758,270
RingCentral, Inc. Zero Coupon, 3/15/2023 (b)	6,775,000	17,481,600
Snap, Inc. 0.75%, 8/1/2026 (a)	28,150,000	24,790,860
Twitter, Inc.:
0.25%, 6/15/2024	26,335,000	23,500,827
1.00%, 9/15/2021	21,310,000	20,284,137
Wayfair, Inc.:
0.38%, 9/1/2022 (b)	10,669,000	8,227,293
1.00%, 8/15/2026 (a) (b)	23,850,000	13,863,528
Wayfair, Inc. 1.13%, 11/1/2024 (b)	13,984,000	9,465,350
Weibo Corp. 1.25%, 11/15/2022	22,484,000	19,147,374
Wix.com, Ltd. Zero Coupon, 7/1/2023 (b)	8,875,000	8,738,148
YY, Inc.:
0.75%, 6/15/2025 (a)	11,698,000	10,570,430
1.38%, 6/15/2026 (a) (b)	11,660,000	10,393,374
Zendesk, Inc. 0.25%, 3/15/2023 (b)	11,210,000	13,245,736
Zillow Group, Inc.:
0.75%, 9/1/2024 (a) (b)	15,375,000	15,599,014
1.38%, 9/1/2026 (a) (b)	12,141,000	12,344,969
1.50%, 7/1/2023	9,580,000	8,099,124
2.00%, 12/1/2021 (b)	11,075,000	11,190,845
		546,904,071
IRON/STEEL — 0.2%
United States Steel Corp. 5.00%, 11/1/2026 (a)	8,989,000	6,370,325
IT SERVICES — 1.0%
CyberArk Software, Ltd. Zero Coupon, 11/15/2024 (a) (b)	12,387,000	10,886,191
Lumentum Holdings, Inc. Series QIB, 0.50%, 12/15/2026 (a)	25,251,000	25,602,241
		36,488,432
LODGING — 1.1%
Caesars Entertainment Corp. 5.00%, 10/1/2024	25,881,020	28,058,649

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Huazhu Group, Ltd. 0.38%, 11/1/2022 (b)	$11,060,000	$10,646,245
		38,704,894
MEDIA — 4.8%
DISH Network Corp.:
2.38%, 3/15/2024	24,021,000	19,465,177
3.38%, 8/15/2026	69,927,000	56,577,236
Liberty Interactive LLC:
1.75%, 9/30/2046 (a)	6,197,000	8,285,761
3.75%, 2/15/2030	11,550,000	6,010,967
4.00%, 11/15/2029	10,407,000	7,360,351
Liberty Latin America, Ltd. 2.00%, 7/15/2024 (a)	10,125,000	8,226,664
Liberty Media Corp.:
1.38%, 10/15/2023	23,552,000	22,597,202
2.13%, 3/31/2048 (a)	9,350,000	8,509,715
2.25%, 12/1/2048 (a) (b)	9,398,000	9,021,328
2.75%, 12/1/2049 (a)	14,440,000	12,382,300
Liberty Media Corp.-Liberty Formula One 1.00%, 1/30/2023 (b)	9,075,000	8,565,983
		167,002,684
OIL & GAS — 0.4%
Chesapeake Energy Corp. 5.50%, 9/15/2026	22,465,000	1,028,223
Ensco Jersey Finance, Ltd. 3.00%, 1/31/2024	21,030,000	5,211,024
Nabors Industries, Inc. 0.75%, 1/15/2024	13,250,000	2,258,197
Transocean, Inc. 0.50%, 1/30/2023 (b)	18,575,000	6,611,957
		15,109,401
PHARMACEUTICALS — 4.5%
Aphria, Inc. 5.25%, 6/1/2024 (a)	4,475,000	2,751,633
DexCom, Inc.:
0.75%, 5/15/2022 (b)	8,685,000	23,671,228
0.75%, 12/1/2023	19,050,000	33,013,650
Herbalife Nutrition, Ltd. 2.63%, 3/15/2024	12,400,000	9,917,892
Horizon Pharma Investment, Ltd. 2.50%, 3/15/2022 (b)	8,485,000	9,883,667
Jazz Investments I, Ltd.:
1.50%, 8/15/2024	13,450,000	11,741,581
1.88%, 8/15/2021 (b)	12,302,000	11,818,777
Neurocrine Biosciences, Inc. 2.25%, 5/15/2024	10,970,000	13,998,159
Sarepta Therapeutics, Inc. 1.50%, 11/15/2024	12,523,000	19,131,011
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023 (b)	9,350,000	7,588,554
Teva Pharmaceutical Finance Co. LLC Series C, 0.25%, 2/1/2026	10,237,000	9,528,702
Security Description	Principal Amount	Value
Tilray, Inc. 5.00%, 10/1/2023	$9,697,000	$3,038,070
		156,082,924
PIPELINES — 0.3%
Cheniere Energy, Inc. 4.25%, 3/15/2045 (b)	15,650,000	10,152,937
REAL ESTATE INVESTMENT TRUSTS — 1.0%
Blackstone Mortgage Trust, Inc. 4.38%, 5/5/2022 (b)	8,900,000	6,996,023
Colony Capital, Inc. 3.88%, 1/15/2021	10,512,000	8,571,590
Extra Space Storage L.P. 3.13%, 10/1/2035 (a) (b)	11,680,000	12,841,926
VEREIT, Inc. 3.75%, 12/15/2020	7,340,000	7,111,506
		35,521,045
RETAIL — 0.2%
RH 0.01%, 9/15/2024 (a) (b)	7,050,000	5,150,448
SEMICONDUCTORS — 6.1%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026 (b)	5,761,000	32,939,094
Cree, Inc. 0.88%, 9/1/2023 (b)	12,545,000	11,555,074
Microchip Technology, Inc.:
1.63%, 2/15/2025 (b)	24,701,000	35,840,163
1.63%, 2/15/2027	47,275,000	48,897,951
2.25%, 2/15/2037	16,460,000	15,523,591
ON Semiconductor Corp.:
1.00%, 12/1/2020	16,120,000	16,066,320
1.63%, 10/15/2023 (b)	11,935,000	11,922,707
Silicon Laboratories, Inc. 1.38%, 3/1/2022 (b)	8,499,000	9,401,679
Synaptics, Inc. 0.50%, 6/15/2022	11,775,000	12,211,852
Teradyne, Inc. 1.25%, 12/15/2023	10,228,000	18,311,393
		212,669,824
SOFTWARE — 16.4%
Akamai Technologies, Inc.:
0.13%, 5/1/2025	25,400,000	28,167,330
0.38%, 9/1/2027 (a)	26,295,000	26,167,995
Alteryx, Inc.:
0.50%, 8/1/2024 (a) (b)	7,825,000	7,013,313
1.00%, 8/1/2026 (a) (b)	9,390,000	8,299,445
Atlassian, Inc. 0.63%, 5/1/2023 (b)	22,345,000	38,866,446
Avaya Holdings Corp. 2.25%, 6/15/2023	9,163,000	7,001,357
Bandwidth, Inc. 0.25%, 3/1/2026 (a)	8,754,000	8,392,985

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Bilibili, Inc. 1.38%, 4/1/2026 (a)	$10,950,000	$12,680,757
Blackline, Inc. 0.13%, 8/1/2024 (a)	10,875,000	10,677,401
Coupa Software, Inc. 0.13%, 6/15/2025 (a) (b)	17,434,000	19,277,297
DocuSign, Inc. 0.50%, 9/15/2023	12,350,000	17,326,432
Everbridge, Inc. 0.13%, 12/15/2024 (a)	9,420,000	10,653,832
Guidewire Software, Inc. 1.25%, 3/15/2025	7,773,000	7,600,984
HubSpot, Inc. 0.25%, 6/1/2022 (b)	7,853,000	11,726,100
j2 Global, Inc.:
1.75%, 11/1/2026 (a) (b)	12,950,000	11,865,826
3.25%, 6/15/2029	8,507,000	10,320,522
Momo, Inc. 1.25%, 7/1/2025 (b)	16,522,000	13,172,495
MongoDB, Inc. 0.25%, 1/15/2026 (a) (b)	25,741,000	24,944,059
New Relic, Inc. 0.50%, 5/1/2023	10,100,000	8,550,054
Nuance Communications, Inc.:
1.00%, 12/15/2035	16,745,000	16,005,206
1.25%, 4/1/2025 (b)	6,100,000	6,608,374
Pegasystems, Inc. 0.75%, 3/1/2025 (a) (b)	13,730,000	12,067,297
Pluralsight, Inc. 0.38%, 3/1/2024 (a)	12,995,000	9,573,417
RingCentral, Inc. Zero Coupon, 3/1/2025 (a)	22,000,000	20,398,840
SailPoint Technologies Holding, Inc. 0.13%, 9/15/2024 (a)	9,632,000	8,398,911
Sea, Ltd.:
1.00%, 12/1/2024 (a)	25,247,000	28,157,979
2.25%, 7/1/2023	12,925,000	30,104,134
ServiceNow, Inc. Zero Coupon, 6/1/2022	17,625,000	37,778,306
Splunk, Inc.:
0.50%, 9/15/2023	28,003,000	29,996,254
1.13%, 9/15/2025 (b)	19,900,000	21,848,608
Twilio, Inc. 0.25%, 6/1/2023 (b)	12,520,000	17,551,287
Verint Systems, Inc. 1.50%, 6/1/2021	9,275,000	8,976,716
Workday, Inc. 0.25%, 10/1/2022	25,175,000	27,956,837
Zynga, Inc. 0.25%, 6/1/2024 (a)	15,175,000	15,758,024
		573,884,820
TELECOMMUNICATIONS — 1.3%
GCI Liberty, Inc. 1.75%, 9/30/2046 (a)	11,850,000	14,914,766
Security Description	Principal Amount	Value
Infinera Corp. 2.13%, 9/1/2024	$10,275,000	$8,200,169
Intelsat SA 4.50%, 6/15/2025	9,950,000	1,942,340
InterDigital, Inc. 2.00%, 6/1/2024 (a) (b)	9,190,000	8,402,325
Viavi Solutions, Inc. 1.00%, 3/1/2024 (b)	9,525,000	10,113,359
		43,572,959
TRANSPORTATION — 0.2%
Golar LNG, Ltd. 2.75%, 2/15/2022	11,085,000	6,928,236
TOTAL CORPORATE BONDS & NOTES (Cost $2,825,497,884)		2,630,354,998
	Shares
CONVERTIBLE PREFERRED STOCKS — 24.0%
AGRICULTURE — 0.4%
Bunge, Ltd. 4.88%, 12/31/2049	153,950	14,317,350
BANKS — 5.9%
Bank of America Corp. Series L, 7.25%, 12/31/2049	71,362	90,345,719
Wells Fargo & Co. Series L, 7.50%, 12/31/2049	91,871	117,045,492
		207,391,211
CHEMICALS — 0.4%
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021	316,500	12,080,805
DIVERSIFIED FINANCIAL SERVICES — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037	185,988	6,881,556
ELECTRIC — 7.6%
American Electric Power Co., Inc. 6.13%, 3/15/2022	353,100	17,037,075
CenterPoint Energy, Inc.:
4.57%, 9/15/2029 (c)	366,171	17,660,427
Series B, 7.00%, 9/1/2021	448,700	12,922,560
Dominion Energy, Inc. Series A, 7.25%, 6/1/2022	360,000	33,123,600
DTE Energy Co. 6.25%, 11/1/2022 (b)	565,000	21,277,900
NextEra Energy, Inc.:
4.87%, 9/1/2022	686,400	32,494,176
5.28%, 3/1/2023	1,133,800	49,989,242
Sempra Energy:
Series A, 6.00%, 1/15/2021	381,650	35,310,258

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
Series B, 6.75%, 7/15/2021	137,500	$12,915,375
Southern Co. Series 2019, 6.75%, 8/1/2022	769,100	34,148,040
		266,878,653
ELECTRONICS — 0.7%
Fortive Corp. Series A, 5.00%, 7/1/2021	31,560	22,714,679
ENVIRONMENTAL CONTROL — 0.5%
GFL Environmental, Inc. 6.00%, 3/15/2023	347,500	15,912,025
HAND & MACHINE TOOLS — 0.9%
Colfax Corp. 5.75%, 1/15/2022 (b)	96,200	8,835,008
Stanley Black & Decker, Inc.:
5.25%, 11/15/2022 (b)	163,500	11,438,460
5.38%, 5/15/2020	171,129	12,432,522
		32,705,990
HEALTH CARE PRODUCTS — 3.3%
Avantor, Inc. Series A, 6.25%, 5/15/2022 (b)	447,000	19,381,920
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020	1,111,639	58,116,487
Danaher Corp. Series A, 4.75%, 4/15/2022 (b)	37,350	38,588,152
		116,086,559
PHARMACEUTICALS — 0.3%
Elanco Animal Health, Inc. 5.00%, 2/1/2023 (b)	217,700	8,956,178
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Crown Castle International Corp. Series A, 6.88%, 8/1/2020	37,050	46,312,500
SEMICONDUCTORS — 2.3%
Broadcom, Inc. Series A, 8.00%, 9/30/2022 (b)	85,700	80,074,652
Security Description	Shares	Value
WATER — 0.2%
Essential Utilities, Inc. 6.00%, 4/30/2022	156,000	$8,355,360
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $943,597,778)		838,667,518
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	4,923,714	4,919,282
State Street Navigator Securities Lending Portfolio II (f) (g)	313,346,996	313,346,996
TOTAL SHORT-TERM INVESTMENTS (Cost $318,265,998)		318,266,278
TOTAL INVESTMENTS — 108.5% (Cost $4,087,361,660)		3,787,288,794
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(296,355,447)
NET ASSETS — 100.0%		$3,490,933,347
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 22.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS CONVERTIBLE SECURITIES ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,630,354,998	$—	$2,630,354,998
Convertible Preferred Stocks	821,007,091	17,660,427	—	838,667,518
Short-Term Investments	318,266,278	—	—	318,266,278
TOTAL INVESTMENTS	$1,139,273,369	$2,648,015,425	$—	$3,787,288,794
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
Sempra Energy	440,150	$49,072,324	$20,568,415	$26,055,123	$750,939	$—*	—	$—*	$—
Sempra Energy	148,000	16,430,960	9,539,800	10,328,785	969,145	—*	—	—*	—
Stanley Black & Decker, Inc.	—	—	23,764,588	5,867,250	(882,750)	—*	—	—*	—
Stanley Black & Decker, Inc.	188,129	19,025,486	25,542,195	26,804,826	(668,007)	—*	—	—*	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	330,506,055	325,590,188	3,135	280	4,923,714	4,919,282	97,701
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,244,269	5,244,269	28,149,764	33,394,033	—	—	—	—	17,989
State Street Navigator Securities Lending Portfolio II	—	—	998,026,116	684,679,120	—	—	313,346,996	313,346,996	710,979
State Street Navigator Securities Lending Portfolio III	153,968,683	153,968,683	318,309,071	472,277,754	—	—	—	—	456,798
Total		$243,741,722	$1,754,406,004	$1,584,997,079	$172,462	$280		$318,266,278	$1,283,467
*	As of March 31, 2020, no longer an affiliate.
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.8%
BRAZIL — 6.9%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 4/1/2021	BRL	10,600,000	$1,974,777
Series LTN, Zero Coupon, 7/1/2021	BRL	35,450,000	6,532,722
Series LTN, Zero Coupon, 10/1/2021	BRL	18,200,000	3,310,024
Series LTN, Zero Coupon, 1/1/2022	BRL	31,735,000	5,694,533
Series LTN, Zero Coupon, 7/1/2022	BRL	36,000,000	6,231,577
Series LTN, Zero Coupon, 7/1/2023	BRL	44,200,000	7,079,830
Series LTN, Zero Coupon, 1/1/2024	BRL	4,000,000	615,561
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	43,310,000	9,287,369
Series NTNF, 10.00%, 1/1/2025	BRL	38,850,000	8,453,060
Series NTNF, 10.00%, 1/1/2027	BRL	29,075,000	6,360,812
Series NTNF, 10.00%, 1/1/2029	BRL	15,890,000	3,479,906
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	65,457
10.25%, 1/10/2028	BRL	1,000,000	189,461
12.50%, 1/5/2022	BRL	350,000	73,683
			59,348,772
CHILE — 2.7%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	1,820,000,000	2,281,191
4.50%, 3/1/2021	CLP	1,670,000,000	2,024,778
4.50%, 3/1/2026	CLP	3,625,000,000	4,643,991
4.70%, 9/1/2030 (a)	CLP	2,320,000,000	2,974,918
5.00%, 3/1/2035	CLP	3,810,000,000	4,961,929
5.10%, 7/15/2050	CLP	950,000,000	1,265,462
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	82,739
Series 30YR, 6.00%, 1/1/2043	CLP	3,480,000,000	5,187,995
			23,423,003
CHINA — 8.3%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,041,458
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	1,645,943
Security Description		Principal Amount	Value
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	$294,704
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	949,254
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	436,856
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,462,084
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,357,154
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,504,876
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	148,338
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,653,900
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	472,681
Series 1421, 5.10%, 8/7/2021	CNY	10,000,000	1,463,944
China Government Bond:
Series INBK, 2.20%, 2/13/2022	CNY	12,000,000	1,700,971
Series 1903, 2.69%, 3/7/2022	CNY	25,000,000	3,576,213
Series 1909, 2.74%, 7/11/2021	CNY	17,000,000	2,421,465
Series 1911, 2.75%, 8/8/2022	CNY	23,000,000	3,299,236
Series 1913, 2.94%, 10/17/2024	CNY	10,000,000	1,450,116
Series 1916, 3.12%, 12/5/2026	CNY	17,000,000	2,477,919
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	3,929,467
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,140,138
Series 1814, 3.24%, 7/5/2021	CNY	26,000,000	3,728,687
Series 1907, 3.25%, 6/6/2026	CNY	41,800,000	6,118,991
Series 1827, 3.25%, 11/22/2028	CNY	25,000,000	3,672,971
Series 1823, 3.29%, 10/18/2023	CNY	20,000,000	2,919,430
Series 1906, 3.29%, 5/23/2029	CNY	12,600,000	1,868,106
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	744,279
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	864,141
Series 1521, 3.74%, 9/22/2035	CNY	16,000,000	2,443,384
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	457,572
Series 1910, 3.86%, 7/22/2049	CNY	10,500,000	1,647,854

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	$1,557,851
Series 1908, 4.00%, 6/24/2069	CNY	4,000,000	643,777
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,361,822
Series 1824, 4.08%, 10/22/2048	CNY	22,300,000	3,560,737
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	160,021
Series 1806, 4.22%, 3/19/2048	CNY	6,000,000	975,768
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	532,343
Series 1116, 4.50%, 6/23/2041	CNY	14,000,000	2,326,416
			71,010,867
COLOMBIA — 3.4%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	379,464
9.85%, 6/28/2027	COP	115,000,000	31,261
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	29,715,000,000	6,752,271
Series B, 6.25%, 11/26/2025	COP	23,295,000,000	5,513,935
Series B, 7.00%, 5/4/2022	COP	17,454,000,000	4,447,901
Series B, 7.00%, 6/30/2032	COP	15,764,000,000	3,743,593
Series B, 7.25%, 10/18/2034	COP	7,825,000,000	1,900,820
Series B, 7.50%, 8/26/2026	COP	23,102,000,000	5,771,610
Series B, 7.75%, 9/18/2030	COP	3,400,000,000	857,686
			29,398,541
CZECH REPUBLIC — 3.7%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	70,100,000	2,608,144
Series 97, 0.45%, 10/25/2023	CZK	94,340,000	3,683,940
Series 94, 0.95%, 5/15/2030	CZK	89,470,000	3,346,836
Series 95, 1.00%, 6/26/2026	CZK	81,470,000	3,170,861
Series 15Y, 2.00%, 10/13/2033	CZK	48,850,000	1,996,936
Series 89, 2.40%, 9/17/2025	CZK	96,020,000	4,043,721
Series 78, 2.50%, 8/25/2028	CZK	68,240,000	2,936,454
Security Description		Principal Amount	Value
Series 105, 2.75%, 7/23/2029	CZK	53,450,000	$2,332,929
Series 61, 3.85%, 9/29/2021	CZK	41,070,000	1,714,046
Series 49, 4.20%, 12/4/2036	CZK	38,830,000	2,102,962
Series 52, 4.70%, 9/12/2022	CZK	17,200,000	747,426
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	714,304
Series 58, 5.70%, 5/25/2024	CZK	54,750,000	2,593,616
			31,992,175
HUNGARY — 3.2%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	282,900,000	857,068
Series 22/C, 1.50%, 8/24/2022	HUF	40,000,000	122,418
Series 22/B, 1.75%, 10/26/2022	HUF	1,038,500,000	3,193,831
Series 21/B, 2.50%, 10/27/2021	HUF	1,024,900,000	3,198,453
Series 24/C, 2.50%, 10/24/2024	HUF	612,600,000	1,938,755
Series 26/D, 2.75%, 12/22/2026	HUF	811,000,000	2,591,523
Series 24/B, 3.00%, 6/26/2024	HUF	870,330,000	2,811,363
Series 27/A, 3.00%, 10/27/2027	HUF	1,153,880,000	3,701,879
Series 30/A, 3.00%, 8/21/2030	HUF	340,000,000	1,056,037
Series 38/A, 3.00%, 10/27/2038	HUF	100,000,000	285,153
Series 31/A, 3.25%, 10/22/2031	HUF	455,000,000	1,418,971
Series 25/B, 5.50%, 6/24/2025	HUF	889,220,000	3,212,829
Series 23/A, 6.00%, 11/24/2023	HUF	17,340,000	61,103
Series 28/A, 6.75%, 10/22/2028	HUF	467,000,000	1,857,428
Series 22/A, 7.00%, 6/24/2022	HUF	422,790,000	1,458,063
			27,764,874
INDONESIA — 6.2%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	26,555,000,000	1,578,169
Series FR64, 6.13%, 5/15/2028	IDR	41,000,000,000	2,209,157
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	80,058
Series FR81, 6.50%, 6/15/2025	IDR	53,000,000,000	3,148,804

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series FR65, 6.63%, 5/15/2033	IDR	64,870,000,000	$3,412,934
Series FR61, 7.00%, 5/15/2022	IDR	78,033,000,000	4,867,613
Series FR59, 7.00%, 5/15/2027	IDR	50,000,000,000	2,918,982
Series FR82, 7.00%, 9/15/2030	IDR	33,500,000,000	1,920,448
Series FR76, 7.38%, 5/15/2048	IDR	7,700,000,000	422,439
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,486,975
Series FR80, 7.50%, 6/15/2035	IDR	23,600,000,000	1,354,837
Series FR75, 7.50%, 5/15/2038	IDR	41,910,000,000	2,325,431
Series FR77, 8.13%, 5/15/2024	IDR	93,000,000,000	5,871,944
Series FR53, 8.25%, 7/15/2021	IDR	21,975,000,000	1,389,848
Series FR78, 8.25%, 5/15/2029	IDR	84,400,000,000	5,249,637
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	222,745
Series FR72, 8.25%, 5/15/2036	IDR	33,090,000,000	1,971,688
Series FR70, 8.38%, 3/15/2024	IDR	56,100,000,000	3,576,088
Series FR68, 8.38%, 3/15/2034	IDR	44,400,000,000	2,695,034
Series FR79, 8.38%, 4/15/2039	IDR	29,000,000,000	1,774,885
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	565,249
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	431,292
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	387,299
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	65,420
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	85,597
Series FR34, 12.80%, 6/15/2021	IDR	350,000,000	23,239
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.50%, 5/15/2021	IDR	20,000,000,000	1,236,652
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	243,931
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,168,537
			53,684,932
ISRAEL — 4.6%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	1,200,000	341,941
Security Description		Principal Amount	Value
Series 0421, 1.00%, 4/30/2021	ILS	10,550,000	$3,005,628
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,239,460
Series 1123, 1.50%, 11/30/2023	ILS	12,035,000	3,521,598
Series 0825, 1.75%, 8/31/2025	ILS	8,580,000	2,553,667
Series 0327, 2.00%, 3/31/2027	ILS	6,850,000	2,080,561
Series 0928, 2.25%, 9/28/2028	ILS	11,395,000	3,542,489
Series 0324, 3.75%, 3/31/2024	ILS	7,500,000	2,386,883
Series 0347, 3.75%, 3/31/2047	ILS	10,375,000	3,895,651
Series 0323, 4.25%, 3/31/2023	ILS	9,350,000	2,936,466
Series 0122, 5.50%, 1/31/2022	ILS	16,995,000	5,253,166
Series 0142, 5.50%, 1/31/2042	ILS	11,510,000	5,338,042
Series 1026, 6.25%, 10/30/2026	ILS	6,925,000	2,632,715
			39,728,267
MALAYSIA — 6.7%
Malaysia Government Bond:
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	438,306
Series 0313, 3.48%, 3/15/2023	MYR	7,500,000	1,767,361
Series 0319, 3.48%, 6/14/2024	MYR	2,800,000	661,038
Series 0307, 3.50%, 5/31/2027	MYR	7,600,000	1,784,522
Series 0218, 3.76%, 4/20/2023	MYR	15,000,000	3,557,714
Series 0519, 3.76%, 5/22/2040	MYR	1,950,000	432,679
Series 0215, 3.80%, 9/30/2022	MYR	4,795,000	1,135,472
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	984,650
Series 0419, 3.83%, 7/5/2034	MYR	2,000,000	468,949
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,500,089
Series 0117, 3.88%, 3/10/2022	MYR	5,600,000	1,323,534
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	669,121
Series 0212, 3.89%, 3/15/2027	MYR	600,000	143,410
Series 0316, 3.90%, 11/30/2026	MYR	3,315,000	793,197
Series 0417, 3.90%, 11/16/2027	MYR	2,550,000	608,434

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	$536,502
Series 0115, 3.96%, 9/15/2025	MYR	7,362,000	1,772,402
Series 0314, 4.05%, 9/30/2021	MYR	2,420,000	573,907
Series 0217, 4.06%, 9/30/2024	MYR	6,915,000	1,668,010
Series 0412, 4.13%, 4/15/2032	MYR	800,000	191,682
Series 0111, 4.16%, 7/15/2021	MYR	4,900,000	1,157,322
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	918,195
Series 0411, 4.23%, 6/30/2031	MYR	13,610,000	3,292,341
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	396,419
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,055,597
Series 0216, 4.74%, 3/15/2046	MYR	4,425,000	1,092,047
Series 0317, 4.76%, 4/7/2037	MYR	3,135,000	788,728
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	42,432
Series 0418, 4.89%, 6/8/2038	MYR	6,000,000	1,547,975
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	779,271
Series 0713, 4.94%, 9/30/2043	MYR	300,000	77,154
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	1,781,755
Series 0418, 3.73%, 3/31/2022	MYR	1,630,000	384,287
Series 0319, 3.73%, 3/31/2026	MYR	3,300,000	773,150
Series 0216, 3.74%, 8/26/2021	MYR	1,500,000	352,412
Series 0317, 3.95%, 4/14/2022	MYR	2,120,000	502,008
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	812,965
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,068,006
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,091,975
Series 0619, 4.12%, 11/30/2034	MYR	2,500,000	592,729
Series 0118, 4.13%, 8/15/2025	MYR	7,150,000	1,724,234
Series 0119, 4.13%, 7/9/2029	MYR	8,000,000	1,966,055
Security Description		Principal Amount	Value
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	$956,551
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,447,724
Series 0218, 4.37%, 10/31/2028	MYR	8,980,000	2,200,434
Series 0116, 4.39%, 7/7/2023	MYR	11,390,000	2,740,436
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	557,763
Series 0219, 4.47%, 9/15/2039	MYR	4,200,000	993,455
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,815,610
Series 0519, 4.64%, 11/15/2049	MYR	5,500,000	1,320,829
Series 0517, 4.76%, 8/4/2037	MYR	5,300,000	1,325,682
Series 0615, 4.79%, 10/31/2035	MYR	810,000	204,231
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	380,085
			57,150,836
MEXICO — 4.5%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	61,640,000	2,482,758
Series M, 6.50%, 6/10/2021	MXN	63,269,000	2,698,026
Series M, 6.50%, 6/9/2022	MXN	99,278,000	4,240,144
Series M, 6.75%, 3/9/2023	MXN	22,000,000	947,587
Series M, 7.25%, 12/9/2021	MXN	16,240,000	703,306
Series M 20, 7.50%, 6/3/2027	MXN	116,430,000	5,044,270
Series M, 7.75%, 5/29/2031	MXN	31,028,000	1,356,136
Series M, 7.75%, 11/23/2034	MXN	4,710,000	204,723
Series M, 7.75%, 11/13/2042	MXN	26,980,000	1,123,697
Series M, 8.00%, 12/7/2023	MXN	67,680,000	3,025,185
Series M, 8.00%, 9/5/2024	MXN	67,200,000	3,016,047
Series M, 8.00%, 11/7/2047	MXN	47,420,000	2,018,386
Series M 20, 8.50%, 5/31/2029	MXN	104,485,000	4,806,954
Series M 30, 8.50%, 11/18/2038	MXN	92,240,000	4,155,022
Series M 20, 10.00%, 12/5/2024	MXN	49,695,000	2,393,634

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series M 30, 10.00%, 11/20/2036	MXN	7,287,000	$377,684
			38,593,559
PERU — 3.2%
Peru Government Bond:
5.40%, 8/12/2034 (a)	PEN	3,850,000	1,108,558
5.94%, 2/12/2029 (a)	PEN	5,825,000	1,819,322
6.15%, 8/12/2032 (a)	PEN	12,657,000	3,927,256
6.71%, 2/12/2055	PEN	1,000,000	321,001
6.90%, 8/12/2037	PEN	11,075,000	3,681,608
6.95%, 8/12/2031	PEN	8,370,000	2,773,479
8.20%, 8/12/2026	PEN	1,300,000	470,046
Peruvian Government International Bond:
Series REGS, 5.70%, 8/12/2024	PEN	1,400,000	461,551
Series REGS, 6.35%, 8/12/2028	PEN	14,910,000	4,794,221
Series REGS, 6.71%, 2/12/2055	PEN	475,000	152,475
Series REGS, 6.85%, 2/12/2042	PEN	7,225,000	2,344,388
Series REGS, 6.95%, 8/12/2031	PEN	3,812,000	1,263,143
Series REGS, 8.20%, 8/12/2026	PEN	11,435,000	4,134,600
			27,251,648
PHILIPPINES — 4.7%
Philippine Government Bond:
Series 5-73, 3.38%, 8/20/2020	PHP	20,650,000	404,808
Series 7-57, 3.50%, 3/20/2021	PHP	77,450,000	1,510,705
Series 7-58, 3.50%, 4/21/2023	PHP	3,500,000	66,418
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	396,483
Series 2020, 3.63%, 3/21/2033	PHP	18,150,000	309,174
Series 5-74, 4.00%, 1/26/2022	PHP	173,800,000	3,364,401
Series 1059, 4.13%, 8/20/2024	PHP	13,700,000	262,620
Series 3-23, 4.25%, 1/25/2021	PHP	71,050,000	1,396,311
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,338,401
Series R511, 4.63%, 12/4/2022	PHP	41,850,000	823,388
Series 2511, 4.63%, 9/9/2040	PHP	68,100,000	1,204,398
Series 3-24, 4.75%, 7/4/2022	PHP	27,000,000	532,525
Series 1061, 4.75%, 5/4/2027	PHP	173,450,000	3,401,930
Security Description		Principal Amount	Value
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	$975,025
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	644,544
Series 7-61, 5.75%, 4/12/2025	PHP	114,500,000	2,369,345
Series 1052, 5.88%, 12/16/2020	PHP	7,950,000	158,080
Series R251, 6.13%, 10/24/2037	PHP	72,000,000	1,548,278
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,239,726
Series 1063, 6.25%, 3/22/2028	PHP	170,700,000	3,659,323
Series 1054, 6.38%, 1/19/2022	PHP	4,700,000	94,964
Series 2023, 6.75%, 1/24/2039	PHP	137,000,000	3,217,423
Series 1064, 6.88%, 1/10/2029	PHP	64,000,000	1,439,006
Series 2017, 8.00%, 7/19/2031	PHP	306,737,338	7,559,998
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	346,392
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	605,873
6.25%, 1/14/2036	PHP	20,000,000	489,203
			40,358,742
POLAND — 4.5%
Poland Government Bond:
Series 0521, Zero Coupon, 5/25/2021	PLN	2,500,000	596,657
Series 0721, 1.75%, 7/25/2021	PLN	14,800,000	3,608,707
Series 1024, 2.25%, 10/25/2024	PLN	2,000,000	505,646
Series 0123, 2.50%, 1/25/2023	PLN	4,580,000	1,150,100
Series 0424, 2.50%, 4/25/2024	PLN	9,050,000	2,297,578
Series 0726, 2.50%, 7/25/2026	PLN	22,230,000	5,678,017
Series 0727, 2.50%, 7/25/2027	PLN	20,000,000	5,103,299
Series 1029, 2.75%, 10/25/2029	PLN	14,340,000	3,768,069
Series 0725, 3.25%, 7/25/2025	PLN	10,400,000	2,750,517
Series 1023, 4.00%, 10/25/2023	PLN	18,960,000	5,030,437
Series 1021, 5.75%, 10/25/2021	PLN	21,320,000	5,521,436
Series 0922, 5.75%, 9/23/2022	PLN	9,500,000	2,551,631
			38,562,094

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
ROMANIA — 3.2%
Romania Government Bond:
Series 5Y, 3.25%, 3/22/2021	RON	2,555,000	$579,352
Series 5Y, 3.40%, 3/8/2022	RON	13,910,000	3,138,298
Series 7Y, 3.50%, 12/19/2022	RON	3,705,000	832,915
Series 15Y, 3.65%, 9/24/2031	RON	4,750,000	902,918
Series 3Y, 4.00%, 10/27/2021	RON	8,510,000	1,942,531
Series 3Y, 4.00%, 8/8/2022	RON	1,250,000	285,055
Series 5Y, 4.25%, 6/28/2023	RON	20,590,000	4,708,290
Series 4.3Y, 4.40%, 9/25/2023	RON	2,500,000	574,883
Series 5Y, 4.50%, 6/17/2024	RON	22,200,000	5,097,619
Series 10Y, 4.75%, 2/24/2025	RON	7,625,000	1,764,308
Series 7Y, 4.85%, 4/22/2026	RON	6,175,000	1,436,540
Series 10Y, 5.00%, 2/12/2029	RON	14,025,000	3,206,789
Series 15YR, 5.80%, 7/26/2027	RON	1,640,000	402,880
Series 10Y, 5.85%, 4/26/2023	RON	4,000,000	957,448
Series 10YR, 5.95%, 6/11/2021	RON	8,380,000	1,955,425
			27,785,251
RUSSIA — 4.5%
Russian Federal Bond - OFZ:
Series 6223, 6.50%, 2/28/2024	RUB	30,000,000	384,729
Series 6224, 6.90%, 5/23/2029	RUB	80,000,000	1,042,766
Series 5083, 7.00%, 12/15/2021	RUB	152,630,000	1,980,891
Series 6211, 7.00%, 1/25/2023	RUB	140,900,000	1,829,502
Series 6215, 7.00%, 8/16/2023	RUB	172,000,000	2,240,317
Series 6212, 7.05%, 1/19/2028	RUB	188,115,000	2,469,719
Series 6222, 7.10%, 10/16/2024	RUB	165,241,000	2,162,453
Series 6229, 7.15%, 11/12/2025	RUB	94,500,000	1,242,144
Series 6225, 7.25%, 5/10/2034	RUB	219,270,000	2,932,543
Series 6220, 7.40%, 12/7/2022	RUB	254,951,000	3,354,404
Security Description		Principal Amount	Value
Series 6227, 7.40%, 7/17/2024	RUB	254,500,000	$3,364,724
Series 6217, 7.50%, 8/18/2021	RUB	37,260,000	486,436
Series 6205, 7.60%, 4/14/2021	RUB	44,400,000	577,411
Series 6209, 7.60%, 7/20/2022	RUB	152,630,000	2,015,956
Series 6228, 7.65%, 4/10/2030	RUB	60,000,000	821,975
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	3,064,107
Series 6230, 7.70%, 3/16/2039	RUB	72,500,000	1,011,425
Series 6219, 7.75%, 9/16/2026	RUB	272,790,000	3,707,154
Series 6226, 7.95%, 10/7/2026	RUB	144,400,000	1,980,641
Series 6218, 8.50%, 9/17/2031	RUB	163,892,000	2,399,656
			39,068,953
SOUTH AFRICA — 4.5%
Republic of South Africa Government Bond Series R208, 6.75%, 3/31/2021	ZAR	4,000,000	226,647
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	25,761,000	877,115
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	476,757
Series R214, 6.50%, 2/28/2041	ZAR	18,400,000	612,166
Series R213, 7.00%, 2/28/2031	ZAR	56,352,000	2,320,339
Series R213, 7.00%, 2/28/2031	ZAR	15,500,000	638,225
Series 2023, 7.75%, 2/28/2023	ZAR	54,380,000	3,098,533
Series 2030, 8.00%, 1/31/2030	ZAR	105,855,000	4,858,899
Series 2032, 8.25%, 3/31/2032	ZAR	54,370,000	2,418,643
Series 2037, 8.50%, 1/31/2037	ZAR	61,847,000	2,617,385
Series 2044, 8.75%, 1/31/2044	ZAR	117,526,000	4,973,774
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,476,437
Series 2048, 8.75%, 2/28/2048	ZAR	57,000,000	2,392,181
Series 2035, 8.88%, 2/28/2035	ZAR	40,230,000	1,809,246
Series 2040, 9.00%, 1/31/2040	ZAR	69,290,000	3,048,465

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series R186, 10.50%, 12/21/2026	ZAR	7,565,000	$432,158
Series R186, 10.50%, 12/21/2026	ZAR	114,140,000	6,520,359
			38,797,329
SOUTH KOREA — 12.5%
Korea Treasury Bond:
Series 3909, 1.13%, 9/10/2039	KRW	400,000,000	297,957
Series 2212, 1.25%, 12/10/2022	KRW	1,889,000,000	1,558,233
Series 2109, 1.38%, 9/10/2021	KRW	6,112,800,000	5,044,057
Series 2409, 1.38%, 9/10/2024	KRW	2,000,000,000	1,647,155
Series 2912, 1.38%, 12/10/2029	KRW	3,700,000,000	2,986,635
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,593,754
Series 3609, 1.50%, 9/10/2036	KRW	5,363,000,000	4,306,731
Series 2206, 1.63%, 6/10/2022	KRW	3,200,000,000	2,659,790
Series 2203, 1.88%, 3/10/2022	KRW	5,053,000,000	4,213,322
Series 2403, 1.88%, 3/10/2024	KRW	2,650,000,000	2,224,196
Series 2606, 1.88%, 6/10/2026	KRW	4,709,000,000	3,990,649
Series 2906, 1.88%, 6/10/2029	KRW	5,520,000,000	4,649,518
Series 2209, 2.00%, 9/10/2022	KRW	4,640,200,000	3,895,822
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,199,016
Series 4903, 2.00%, 3/10/2049	KRW	7,335,000,000	6,440,818
Series 2706, 2.13%, 6/10/2027	KRW	6,062,000,000	5,213,222
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	5,214,565
Series 2309, 2.25%, 9/10/2023	KRW	6,090,000,000	5,174,847
Series 2506, 2.25%, 6/10/2025	KRW	2,230,000,000	1,911,787
Series 2506, 2.25%, 6/10/2025	KRW	1,000,000,000	857,303
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,190,229
Series 2303, 2.38%, 3/10/2023	KRW	3,918,000,000	3,332,909
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,896,992
Series 2812, 2.38%, 12/10/2028	KRW	2,939,000,000	2,574,262
Series 3809, 2.38%, 9/10/2038	KRW	6,709,000,000	6,117,762
Security Description		Principal Amount	Value
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	$5,110,382
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	809,794
Series 4803, 2.63%, 3/10/2048	KRW	7,754,000,000	7,665,137
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,233,162
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	271,303
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,351,025
Series 2206, 3.75%, 6/10/2022	KRW	580,000,000	503,961
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	407,596
Series 2106, 4.25%, 6/10/2021	KRW	627,000,000	534,750
			107,078,641
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	1,067,360
THAILAND — 6.8%
Thailand Government Bond:
1.45%, 12/17/2024	THB	47,680,000	1,479,076
1.60%, 6/17/2035	THB	27,000,000	810,477
1.88%, 6/17/2022	THB	47,380,000	1,475,453
2.00%, 12/17/2022	THB	116,602,000	3,656,803
2.13%, 12/17/2026	THB	96,880,000	3,114,800
2.40%, 12/17/2023	THB	182,400,000	5,839,612
2.88%, 12/17/2028	THB	127,510,000	4,328,970
2.88%, 6/17/2046	THB	96,715,000	3,202,052
3.40%, 6/17/2036	THB	80,960,000	3,021,853
3.58%, 12/17/2027	THB	4,650,000	163,802
3.60%, 6/17/2067	THB	104,000,000	4,017,460
3.63%, 6/16/2023	THB	114,799,000	3,789,775
3.65%, 12/17/2021	THB	110,611,000	3,530,597
3.65%, 6/20/2031	THB	19,575,000	706,322
3.78%, 6/25/2032	THB	98,120,000	3,673,958
3.80%, 6/14/2041	THB	12,750,000	492,350
3.85%, 12/12/2025	THB	19,632,000	686,164
3.85%, 12/12/2025	THB	54,250,000	1,896,108
4.00%, 6/17/2066	THB	54,280,000	2,337,208
4.68%, 6/29/2044	THB	64,500,000	2,809,318
4.85%, 6/17/2061	THB	48,195,000	2,375,754
4.88%, 6/22/2029	THB	22,564,000	885,136
4.88%, 6/22/2029	THB	85,720,000	3,362,606
5.67%, 3/13/2028	THB	10,000,000	401,050
Series 06-5, 5.85%, 3/31/2021	THB	5,000,000	159,939
			58,216,643

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
TURKEY — 3.6%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	2,225,000	$295,418
8.00%, 3/12/2025	TRY	8,130,000	1,017,754
8.50%, 9/14/2022	TRY	22,250,000	3,128,893
8.80%, 9/27/2023	TRY	2,300,000	311,486
9.00%, 7/24/2024	TRY	9,550,000	1,270,870
9.20%, 9/22/2021	TRY	28,660,000	4,242,302
10.40%, 3/20/2024	TRY	1,760,000	247,299
10.50%, 8/11/2027	TRY	9,580,000	1,289,399
10.60%, 2/11/2026	TRY	27,104,000	3,713,806
10.70%, 2/17/2021	TRY	5,190,000	786,936
10.70%, 8/17/2022	TRY	11,190,000	1,647,024
11.00%, 3/2/2022	TRY	22,200,000	3,311,346
11.00%, 2/24/2027	TRY	13,298,000	1,836,225
12.20%, 1/18/2023	TRY	26,470,000	4,006,498
12.40%, 3/8/2028	TRY	8,050,000	1,178,749
16.20%, 6/14/2023	TRY	5,850,000	974,223
Series 2363, 20.90%, 4/21/2021	TRY	8,000,000	1,331,664
			30,589,892
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $930,120,690)			840,872,379
	Shares
COMMON STOCKS — 0.1%
UNITED STATES — 0.1%
Swap Standard Chartered Bank	610,000	610,000
TOTAL COMMON STOCKS (Cost $610,000)		610,000

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c) (Cost $1,026,864)	1,026,864	$1,026,864
TOTAL INVESTMENTS — 98.0% (Cost $931,757,554)		842,509,243
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		17,336,428
NET ASSETS — 100.0%		$859,845,671
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.

At March 31, 2020, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	USD2,535,176	CNY18,000,000	04/07/2020	$4,461
Barclays Capital	CNY18,000,000	USD2,587,445	04/07/2020	47,808
Barclays Capital	USD1,407,020	CNY10,000,000	05/08/2020	3,816
Barclays Capital	CNY18,000,000	USD2,535,211	05/08/2020	(4,294)
Citibank N.A.	USD1,407,856	CNY10,000,000	04/07/2020	3,053
Citibank N.A.	CNY10,000,000	USD1,426,207	04/07/2020	15,298
Citibank N.A.	CNY10,000,000	USD1,407,876	05/08/2020	(2,960)
Societe Generale	USD280,196	COP985,000,000	04/07/2020	(37,645)
Societe Generale	USD189,579	IDR2,700,000,000	04/07/2020	(23,396)
Societe Generale	BRL4,395,000	USD980,917	04/07/2020	133,845
Societe Generale	BRL5,800,000	USD1,208,837	04/07/2020	90,971
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Societe Generale	COP985,000,000	USD244,048	04/07/2020	$1,497
Societe Generale	IDR2,700,000,000	USD167,824	04/07/2020	1,641
Societe Generale	USD242,056	COP985,000,000	05/08/2020	4
Societe Generale	USD166,739	IDR2,700,000,000	05/08/2020	(1,401)
Standard Chartered Bank	USD3,282,625	BRL14,695,000	04/07/2020	(450,377)
Standard Chartered Bank	USD2,601,871	COP9,150,000,000	04/07/2020	(348,736)
Standard Chartered Bank	USD2,812,259	IDR40,100,000,000	04/07/2020	(344,133)
Standard Chartered Bank	IDR21,000,000,000	USD1,438,356	04/07/2020	145,821
Standard Chartered Bank	BRL4,500,000	USD1,001,558	04/07/2020	134,248
Standard Chartered Bank	IDR8,600,000,000	USD594,333	04/07/2020	65,009
Standard Chartered Bank	COP2,500,000,000	USD632,111	04/07/2020	16,501
Standard Chartered Bank	COP6,650,000,000	USD1,669,013	04/07/2020	31,489
Standard Chartered Bank	IDR10,500,000,000	USD649,873	04/07/2020	3,606
Standard Chartered Bank	USD1,665,043	COP6,650,000,000	05/08/2020	(30,830)
Standard Chartered Bank	USD645,479	IDR10,500,000,000	05/08/2020	(2,497)
Total				$(547,201)
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$840,872,379	$—	$840,872,379
Common Stocks	—	610,000	—	610,000
Short-Term Investment	1,026,864	—	—	1,026,864
TOTAL INVESTMENTS	$1,026,864	$841,482,379	$—	$842,509,243
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	699,068	—	699,068
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$699,068	$—	$699,068
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,026,864	$842,181,447	$—	$843,208,311
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(1,246,269)	—	(1,246,269)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(1,246,269)	$—	$(1,246,269)
(a)	Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,199,472	$5,199,472	$72,048,609	$76,221,217	$—	$—	1,026,864	$1,026,864	$27,132
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.0%
ADVERTISING — 0.5%
Lamar Media Corp.:
3.75%, 2/15/2028 (a) (b)	$6,002,000	$5,636,658
5.75%, 2/1/2026 (b)	7,367,000	7,517,876
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	10,186,000	7,585,922
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a)	5,102,000	4,568,790
5.00%, 8/15/2027 (a) (b)	8,131,000	7,561,830
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	11,082,000	9,364,290
		42,235,366
AEROSPACE & DEFENSE — 2.2%
BBA US Holdings, Inc.:
4.00%, 3/1/2028 (a)	8,112,000	7,332,518
5.38%, 5/1/2026 (a) (b)	5,697,000	5,518,912
Bombardier, Inc.:
7.50%, 12/1/2024 (a)	12,063,000	8,140,233
7.50%, 3/15/2025 (a)	4,949,000	3,539,426
7.88%, 4/15/2027 (a)	22,316,000	15,160,151
8.75%, 12/1/2021 (a)	11,134,000	9,268,276
F-Brasile SpA/F-Brasile US LLC Series XR, 7.38%, 8/15/2026 (a)	6,577,000	6,379,624
Moog, Inc. 4.25%, 12/15/2027 (a)	6,190,000	5,593,408
Spirit AeroSystems, Inc. 4.60%, 6/15/2028 (b)	6,943,000	5,820,803
SSL Robotics LLC 9.75%, 12/31/2023 (a)	11,610,000	12,169,138
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	25,378,000	22,807,208
6.25%, 3/15/2026 (a) (b)	45,323,000	45,163,010
6.38%, 6/15/2026	10,958,000	10,505,982
7.50%, 3/15/2027 (b)	7,650,000	7,426,008
6.50%, 5/15/2025 (b)	9,540,997	9,071,389
Triumph Group, Inc. 6.25%, 9/15/2024 (a) (b)	5,973,000	5,316,806
		179,212,892
AGRICULTURE — 0.5%
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	5,132,000	4,972,344
JBS Investments II GmbH:
5.75%, 1/15/2028 (a) (b)	10,225,000	9,922,647
7.00%, 1/15/2026 (a) (b)	14,534,000	14,543,883
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	10,539,000	9,590,595
10.50%, 11/1/2026 (a)	5,144,000	4,295,806
		43,325,275
Security Description	Principal Amount	Value
AIRLINES — 0.1%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	$5,954,000	$4,204,596
5.00%, 6/1/2022 (a) (b)	8,116,000	6,519,826
		10,724,422
APPAREL — 0.4%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	10,948,000	10,822,864
4.88%, 5/15/2026 (a) (b)	9,637,000	9,480,881
Under Armour, Inc. 3.25%, 6/15/2026	5,367,000	4,903,076
William Carter Co. 5.63%, 3/15/2027 (a)	5,165,000	4,991,611
		30,198,432
AUTO MANUFACTURERS — 3.0%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	11,703,000	11,301,119
5.88%, 6/1/2029 (a) (b)	4,584,000	4,357,505
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	7,466,000	6,178,712
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023	16,327,820	15,492,162
Ford Motor Co. 4.35%, 12/8/2026	9,727,000	7,599,608
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	11,661,000	10,842,981
3.09%, 1/9/2023	13,046,000	12,011,322
3.10%, 5/4/2023	7,533,000	6,704,370
3.34%, 3/18/2021	11,212,000	10,776,302
3.34%, 3/28/2022	10,934,000	10,256,092
3.35%, 11/1/2022	13,044,000	12,191,053
3.47%, 4/5/2021	5,512,000	5,289,425
3.55%, 10/7/2022	2,500,000	2,340,225
3.81%, 10/12/2021	10,982,000	10,551,725
3.81%, 1/9/2024	7,068,000	6,392,653
3.82%, 11/2/2027	7,649,000	6,367,792
4.06%, 11/1/2024	7,467,000	6,772,196
4.13%, 8/4/2025	9,332,000	8,280,470
4.14%, 2/15/2023	6,570,000	6,089,996
4.27%, 1/9/2027	7,250,000	6,239,785
4.54%, 8/1/2026	6,052,000	5,299,918
4.69%, 6/9/2025	4,760,000	4,236,638
5.11%, 5/3/2029	10,303,000	8,888,192
5.58%, 3/18/2024	9,433,000	8,934,843
5.60%, 1/7/2022	11,732,000	11,354,581
Series GMTN, 4.39%, 1/8/2026	7,397,000	6,462,019
Jaguar Land Rover Automotive PLC 4.50%, 10/1/2027 (a) (b)	5,477,000	3,579,274
Navistar International Corp. 6.63%, 11/1/2025 (a)	12,635,000	10,679,734

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tesla, Inc. 5.30%, 8/15/2025 (a) (b)	$21,599,000	$20,225,952
		245,696,644
AUTO PARTS & EQUIPMENT — 1.3%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	7,953,060	5,533,898
Adient US LLC 7.00%, 5/15/2026 (a) (b)	10,349,000	9,575,102
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025 (b)	8,176,000	6,634,088
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	971,000	777,674
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	8,644,000	6,930,154
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027 (b)	9,138,000	8,383,567
5.00%, 5/31/2026 (b)	8,260,000	7,621,998
5.13%, 11/15/2023	12,404,000	11,708,880
IHO Verwaltungs GmbH PIK 4.75%, 9/15/2026 (a)	6,161,000	5,032,798
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a) (b)	10,140,000	9,510,711
8.50%, 5/15/2027 (a) (b)	23,712,000	20,686,823
Tenneco, Inc. 5.00%, 7/15/2026 (b)	3,935,000	2,468,583
ZF North America Capital, Inc.:
4.50%, 4/29/2022 (a)	7,000,000	6,563,550
4.75%, 4/29/2025 (a)	2,450,000	2,053,369
		103,481,195
BANKS — 0.8%
CIT Group, Inc.:
4.13%, 3/9/2021	5,357,000	5,273,270
4.75%, 2/16/2024	6,867,000	6,703,909
5.25%, 3/7/2025 (b)	7,188,000	7,005,712
Deutsche Bank AG 5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (b) (c)	10,107,000	8,473,102
Freedom Mortgage Corp. 8.25%, 4/15/2025 (a)	7,950,000	6,258,399
Intesa Sanpaolo SpA 5.71%, 1/15/2026 (a) (b)	18,162,000	18,319,464
UniCredit SpA:
5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (c)	7,220,000	6,929,684
5 Year USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (c)	7,060,000	7,109,491
		66,073,031
Security Description	Principal Amount	Value
BEVERAGES — 0.1%
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	$9,519,000	$9,218,771
BUILDING MATERIALS — 0.8%
Builders FirstSource, Inc. 5.00%, 3/1/2030 (a)	6,451,000	5,880,344
Cornerstone Building Brands, Inc. 8.00%, 4/15/2026 (a) (b)	7,073,000	6,119,913
Griffon Corp. 5.75%, 3/1/2028 (a) (b)	9,344,000	8,782,145
Masonite International Corp. 5.38%, 2/1/2028 (a)	4,942,000	4,862,434
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	11,009,000	10,133,344
5.00%, 2/15/2027 (a)	5,589,000	5,095,100
6.00%, 10/15/2025 (a)	13,110,000	12,897,356
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023	7,845,000	7,819,818
US Concrete, Inc. 6.38%, 6/1/2024 (b)	6,376,000	5,751,535
		67,341,989
CHEMICALS — 2.0%
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	5,592,000	5,243,003
Blue Cube Spinco LLC:
9.75%, 10/15/2023	8,851,000	9,187,338
10.00%, 10/15/2025	6,668,000	6,983,463
Chemours Co.:
5.38%, 5/15/2027 (b)	4,564,000	3,545,543
6.63%, 5/15/2023	11,725,000	9,965,547
7.00%, 5/15/2025 (b)	8,350,000	6,944,361
Consolidated Energy Finance SA 6.88%, 6/15/2025 (a) (b)	6,564,000	5,687,772
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a)	6,420,000	5,073,790
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	8,636,000	8,868,999
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	5,993,000	5,291,040
OCI NV:
5.25%, 11/1/2024 (a)	7,085,000	6,704,890
6.63%, 4/15/2023 (a)	8,063,000	7,645,014
Olin Corp.:
5.00%, 2/1/2030 (b)	4,087,000	3,543,838
5.13%, 9/15/2027 (b)	6,734,000	6,086,257
5.63%, 8/1/2029	8,024,000	7,373,655
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a)	9,454,000	9,246,201
PQ Corp. 6.75%, 11/15/2022 (a)	7,840,000	7,972,888

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	$6,394,000	$5,402,291
SPCM SA 4.88%, 9/15/2025 (a)	4,206,000	3,965,543
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	7,187,000	6,814,426
TPC Group, Inc. 10.50%, 8/1/2024 (a)	11,591,000	9,547,043
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	8,793,000	7,421,995
Tronox, Inc. 6.50%, 4/15/2026 (a) (b)	9,210,000	8,283,566
Valvoline, Inc. 4.25%, 2/15/2030 (a)	7,067,000	6,629,835
		163,428,298
COAL — 0.1%
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	1,673,000	1,164,692
6.38%, 3/31/2025 (a) (b)	4,674,000	2,427,348
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	6,264,000	4,712,157
		8,304,197
COMMERCIAL SERVICES — 4.7%
ADT Security Corp. 4.88%, 7/15/2032 (a)	6,896,000	5,855,600
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	5,532,000	3,216,969
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	6,025,000	4,532,186
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	18,419,000	18,143,820
9.75%, 7/15/2027 (a)	11,330,000	10,669,688
APTIM Corp. 7.75%, 6/15/2025 (a)	4,414,000	1,503,055
APX Group, Inc.:
6.75%, 2/15/2027 (a) (b)	6,402,000	5,440,740
7.88%, 12/1/2022 (b)	8,681,000	8,267,524
ASGN, Inc. 4.63%, 5/15/2028 (a)	6,335,000	5,946,348
Atento Luxco 1 SA 6.13%, 8/10/2022 (a)	5,224,000	3,139,206
Brink's Co. 4.63%, 10/15/2027 (a) (b)	6,496,000	5,990,091
Cimpress NV 7.00%, 6/15/2026 (a)	7,371,000	6,531,885
Financial & Risk US Holdings, Inc.:
Security Description	Principal Amount	Value
6.25%, 5/15/2026 (a)	$13,800,000	$14,433,006
8.25%, 11/15/2026 (a)	18,720,000	19,879,704
Gartner, Inc. 5.13%, 4/1/2025 (a) (b)	9,083,000	8,875,181
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	8,032,000	7,265,024
Harsco Corp. 5.75%, 7/31/2027 (a)	6,073,000	5,616,614
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	12,095,000	11,257,179
Hertz Corp.:
5.50%, 10/15/2024 (a)	10,452,000	5,738,043
6.00%, 1/15/2028 (a)	6,675,000	3,495,497
7.13%, 8/1/2026 (a)	8,252,000	4,364,730
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	17,121,000	17,432,602
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	8,841,000	8,786,363
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	19,408,000	17,078,070
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	7,432,000	6,999,532
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	9,989,000	9,793,216
5.75%, 4/15/2026 (a) (b)	15,663,000	15,409,573
6.25%, 1/15/2028 (a) (b)	13,048,000	11,262,773
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a) (b)	5,925,000	5,965,586
Service Corp. International:
4.63%, 12/15/2027 (b)	7,278,000	7,293,648
5.13%, 6/1/2029 (b)	5,678,000	5,772,028
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	8,240,000	8,136,094
Sotheby's 7.38%, 10/15/2027 (a) (b)	7,137,000	5,670,989
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	8,548,000	3,176,522
United Rentals North America, Inc.:
3.88%, 11/15/2027	6,945,000	6,573,720
4.00%, 7/15/2030	9,059,000	7,971,920
4.63%, 10/15/2025	7,878,000	7,742,104
4.88%, 1/15/2028 (b)	14,340,000	14,009,463
5.25%, 1/15/2030 (b)	10,536,000	10,529,573
5.50%, 7/15/2025	5,301,000	5,139,903
5.50%, 5/15/2027 (b)	10,671,000	10,764,798
5.88%, 9/15/2026 (b)	12,287,000	12,460,984
6.50%, 12/15/2026	13,618,000	13,842,016
Verscend Escrow Corp. 9.75%, 8/15/2026 (a) (b)	13,558,000	13,550,001
		385,523,568

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 1.3%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a) (b)	$17,570,000	$15,389,563
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a)	12,531,000	12,533,506
7.13%, 6/15/2024 (a) (b)	19,250,000	19,872,545
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	8,680,000	2,409,308
NCR Corp.:
5.75%, 9/1/2027 (a) (b)	5,438,000	4,987,027
6.13%, 9/1/2029 (a) (b)	6,770,000	6,354,390
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	10,918,000	10,125,571
Vericast Corp. 8.38%, 8/15/2022 (a)	8,844,400	6,820,713
Western Digital Corp. 4.75%, 2/15/2026 (b)	27,736,000	28,134,289
		106,626,912
COSMETICS/PERSONAL CARE — 0.1%
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	6,791,000	6,166,092
Coty, Inc. 6.50%, 4/15/2026 (a)	6,763,000	6,043,823
		12,209,915
DISTRIBUTION & WHOLESALE — 1.0%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	5,879,000	5,371,348
5.88%, 5/15/2026 (a) (b)	7,434,000	7,127,794
Core & Main L.P. 6.13%, 8/15/2025 (a)	4,624,000	4,300,412
H&E Equipment Services, Inc. 5.63%, 9/1/2025 (b)	10,926,000	10,226,080
HD Supply, Inc. 5.38%, 10/15/2026 (a)	8,222,000	7,986,604
IAA, Inc. 5.50%, 6/15/2027 (a)	5,200,000	5,031,676
KAR Auction Services, Inc. 5.13%, 6/1/2025 (a)	10,989,000	10,618,891
Performance Food Group, Inc. 5.50%, 10/15/2027 (a) (b)	12,472,000	11,566,408
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	4,828,000	4,279,056
Wolverine Escrow LLC:
8.50%, 11/15/2024 (a)	9,262,000	7,479,436
9.00%, 11/15/2026 (a)	10,045,000	8,087,129
13.13%, 11/15/2027 (a)	5,030,000	4,024,302
		86,099,136
Security Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES — 4.0%
AerCap Holdings NV (1 Year CMT + 4.535%), 5.88%, 10/10/2079 (b) (c)	$6,720,000	$4,689,283
AG Issuer LLC 6.25%, 3/1/2028 (a)	6,938,000	5,866,565
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	12,592,000	12,323,539
Altice France Holding SA 10.50%, 5/15/2027 (a)	18,608,000	19,668,470
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	8,195,000	5,768,051
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	5,926,000	5,261,103
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	18,259,000	11,754,962
goeasy, Ltd. 5.38%, 12/1/2024 (a)	6,185,000	5,756,874
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	9,143,000	8,457,092
6.25%, 2/1/2022	13,446,000	13,497,767
6.25%, 5/15/2026	15,479,000	14,625,178
6.38%, 12/15/2025	8,645,000	8,288,567
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 9/15/2024 (b)	13,474,000	12,396,215
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	10,741,000	10,314,475
Nationstar Mortgage Holdings, Inc.:
6.00%, 1/15/2027 (a)	6,634,000	5,567,850
8.13%, 7/15/2023 (a)	11,798,000	11,551,422
Navient Corp.:
5.00%, 3/15/2027 (b)	4,606,000	3,961,344
5.88%, 3/25/2021	3,705,000	3,650,907
6.50%, 6/15/2022	10,697,000	10,468,940
6.63%, 7/26/2021	7,802,000	8,007,739
6.75%, 6/25/2025 (b)	2,713,000	2,482,232
6.75%, 6/15/2026 (b)	5,780,000	5,228,472
7.25%, 9/25/2023	8,548,000	8,378,066
NFP Corp. 6.88%, 7/15/2025 (a) (b)	7,207,000	7,090,751
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	9,545,000	9,291,389
5.75%, 5/1/2025 (a)	14,415,000	14,341,483
Springleaf Finance Corp.:
5.38%, 11/15/2029 (b)	7,470,000	6,841,399
5.63%, 3/15/2023	9,665,000	9,455,463
6.13%, 5/15/2022	12,421,000	12,644,330
6.13%, 3/15/2024	15,930,000	15,807,976
6.63%, 1/15/2028	8,927,000	8,426,463
6.88%, 3/15/2025	13,661,000	13,775,616
7.13%, 3/15/2026	19,377,000	18,893,350

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	$6,616,000	$6,209,778
Wand Merger Corp. 9.13%, 7/15/2026 (a)	6,595,000	5,989,183
		326,732,294
ELECTRIC — 2.7%
AES Corp.:
4.00%, 3/15/2021	8,594,000	8,514,849
4.50%, 3/15/2023	6,057,000	5,935,557
5.13%, 9/1/2027 (b)	4,583,000	4,600,415
5.50%, 4/15/2025 (b)	6,951,000	6,792,100
6.00%, 5/15/2026 (b)	5,708,000	5,744,246
Calpine Corp.:
4.50%, 2/15/2028 (a)	14,521,000	14,066,638
5.13%, 3/15/2028 (a)	15,412,000	14,204,470
5.25%, 6/1/2026 (a)	13,560,000	12,887,831
5.50%, 2/1/2024 (b)	1,968,000	1,868,458
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a)	4,637,000	4,315,099
5.75%, 10/15/2025 (b)	6,267,000	6,210,096
Drax Finco PLC 6.63%, 11/1/2025 (a) (b)	5,570,000	5,578,188
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	5,737,000	5,474,303
4.25%, 7/15/2024 (a)	7,797,000	7,722,772
4.25%, 9/15/2024 (a) (b)	5,807,000	5,726,399
4.50%, 9/15/2027 (a) (b)	6,118,000	6,002,492
NRG Energy, Inc.:
5.25%, 6/15/2029 (a) (b)	7,545,000	7,768,181
5.75%, 1/15/2028 (a)	840	851
5.75%, 1/15/2028 (b)	7,773,000	7,876,459
6.63%, 1/15/2027 (b)	14,051,000	14,584,376
7.25%, 5/15/2026	12,867,000	13,690,102
Talen Energy Supply LLC:
6.50%, 6/1/2025 (b)	5,828,000	3,776,894
7.25%, 5/15/2027 (a)	8,528,000	7,585,571
10.50%, 1/15/2026 (a) (b)	6,873,000	5,143,616
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a) (b)	15,096,000	15,311,873
5.50%, 9/1/2026 (a)	12,588,000	12,973,319
5.63%, 2/15/2027 (a)	16,895,000	17,417,562
		221,772,717
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
Energizer Holdings, Inc.:
5.50%, 6/15/2025 (a)	5,006,000	4,966,903
6.38%, 7/15/2026 (a) (b)	5,968,000	6,022,786
7.75%, 1/15/2027 (a) (b)	8,104,000	8,367,623
		19,357,312
Security Description	Principal Amount	Value
ENERGY-ALTERNATE SOURCES — 0.4%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	$4,875,000	$4,677,172
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	7,742,125	7,679,491
4.75%, 1/15/2030 (a)	7,880,000	7,643,679
5.00%, 1/31/2028 (a)	9,529,000	9,992,872
		29,993,214
ENGINEERING & CONSTRUCTION — 0.3%
AECOM 5.13%, 3/15/2027 (b)	8,481,000	7,616,447
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	10,334,000	8,110,433
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	5,899,000	4,905,019
		20,631,899
ENTERTAINMENT — 2.0%
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	8,168,000	3,469,276
5.88%, 11/15/2026 (b)	6,913,000	2,878,020
Cedar Fair L.P. 5.25%, 7/15/2029 (a) (b)	5,378,000	4,586,305
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/2027 (b)	4,866,000	4,160,527
Churchill Downs, Inc.:
4.75%, 1/15/2028 (a) (b)	4,525,000	3,985,892
5.50%, 4/1/2027 (a)	7,270,000	6,857,137
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	18,918,000	13,645,932
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	10,585,000	9,487,124
6.00%, 9/15/2026 (b)	6,041,000	5,466,743
International Game Technology PLC:
6.25%, 2/15/2022 (a)	3,177,000	2,937,009
6.25%, 1/15/2027 (a) (b)	8,191,000	7,154,265
6.50%, 2/15/2025 (a)	2,351,000	2,073,182
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a) (b)	5,668,000	4,915,063
6.38%, 2/1/2024 (a)	7,306,000	6,440,093
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a) (b)	10,254,000	9,213,424
4.88%, 11/1/2024 (a)	7,269,000	6,709,869

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	$5,527,000	$4,129,719
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	15,924,000	13,995,126
7.00%, 5/15/2028 (a) (b)	8,460,000	5,308,227
7.25%, 11/15/2029 (a) (b)	6,527,000	4,144,188
8.25%, 3/15/2026 (a)	12,009,000	7,691,044
Six Flags Entertainment Corp.:
4.88%, 7/31/2024 (a) (b)	12,453,000	10,667,240
5.50%, 4/15/2027 (a) (b)	6,413,000	5,410,776
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	11,417,000	10,816,237
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a)	7,110,000	6,574,119
		162,716,537
ENVIRONMENTAL CONTROL — 0.4%
Clean Harbors, Inc. 4.88%, 7/15/2027 (a) (b)	6,152,000	5,997,769
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a) (b)	4,502,000	4,417,723
8.50%, 5/1/2027 (a) (b)	1,414,000	1,420,815
Stericycle, Inc. 5.38%, 7/15/2024 (a) (b)	8,489,000	8,428,389
Tervita Corp. 7.63%, 12/1/2021 (a)	6,743,000	4,722,325
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	6,240,000	5,793,778
		30,780,799
FOOD — 4.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (a)	10,120,000	9,977,207
4.63%, 1/15/2027 (a)	10,667,000	10,609,505
4.88%, 2/15/2030 (a) (b)	9,416,000	9,399,428
5.75%, 3/15/2025 (b)	16,570,000	16,740,340
5.88%, 2/15/2028 (a) (b)	7,520,000	7,659,947
6.63%, 6/15/2024 (b)	18,436,000	18,724,155
7.50%, 3/15/2026 (a) (b)	8,230,000	8,879,594
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	10,334,000	10,266,519
5.25%, 9/15/2027 (b)	5,841,000	5,716,937
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a) (b)	5,866,000	5,183,022
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	4,859,000	2,076,105
JBS USA LUX SA/JBS USA Finance, Inc.:
Security Description	Principal Amount	Value
5.75%, 6/15/2025 (a)	$12,544,000	$12,662,290
6.75%, 2/15/2028 (a) (b)	10,718,000	11,459,578
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.50%, 1/15/2030 (a) (b)	9,223,000	9,515,185
6.50%, 4/15/2029 (a)	14,377,000	15,439,173
Kraft Heinz Foods Co.:
3.00%, 6/1/2026	21,870,000	20,635,438
3.75%, 4/1/2030 (a) (b)	11,393,000	10,825,856
3.95%, 7/15/2025	22,261,000	22,170,620
4.00%, 6/15/2023 (b)	10,043,000	10,116,816
4.63%, 1/30/2029	12,516,000	12,572,948
5.00%, 7/15/2035	2,657,000	2,664,626
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	11,468,000	11,310,659
4.88%, 11/1/2026 (a)	9,188,000	9,354,946
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	8,679,000	8,759,194
5.88%, 9/30/2027 (a)	8,444,000	8,489,851
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	11,922,000	11,410,069
5.00%, 8/15/2026 (a) (b)	16,080,000	16,539,727
5.50%, 12/15/2029 (a)	7,386,000	7,670,139
5.63%, 1/15/2028 (a) (b)	12,301,000	12,510,240
5.75%, 3/1/2027 (a)	18,045,000	18,482,230
Simmons Foods, Inc. 5.75%, 11/1/2024 (a)	8,330,000	7,573,136
TreeHouse Foods, Inc. 6.00%, 2/15/2024 (a) (b)	6,734,000	6,739,051
US Foods, Inc. 5.88%, 6/15/2024 (a) (b)	5,460,000	4,971,985
		357,106,516
FOOD SERVICE — 0.3%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	5,302,000	4,989,712
5.00%, 4/1/2025 (a) (b)	7,667,000	7,252,062
5.00%, 2/1/2028 (a) (b)	11,618,000	10,800,906
		23,042,680
FOREST PRODUCTS & PAPER — 0.1%
Mercer International, Inc. 7.38%, 1/15/2025	5,542,000	4,814,502
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	6,878,000	6,338,008
5.63%, 5/20/2024	8,921,000	8,149,780
5.75%, 5/20/2027	4,674,000	4,330,461
5.88%, 8/20/2026	5,312,000	5,095,483
		23,913,732

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HAND & MACHINE TOOLS — 0.1%
Colfax Corp. 6.00%, 2/15/2024 (a)	$6,519,000	$6,300,222
HEALTH CARE PRODUCTS — 0.8%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	16,422,000	17,216,825
9.00%, 10/1/2025 (a)	23,454,000	24,677,126
Hologic, Inc. 4.38%, 10/15/2025 (a) (b)	10,749,000	10,737,498
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 7.25%, 2/1/2028 (a)	8,968,000	7,789,874
Teleflex, Inc. 4.63%, 11/15/2027 (b)	3,749,000	3,777,305
		64,198,628
HEALTH CARE SERVICES — 8.0%
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	4,753,000	2,796,570
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a) (b)	5,655,000	4,718,193
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	4,714,000	4,647,297
Centene Corp.:
3.38%, 2/15/2030 (a)	23,574,000	21,945,508
4.25%, 12/15/2027 (a)	28,366,000	27,801,233
4.63%, 12/15/2029 (a)	34,898,000	35,052,947
4.75%, 1/15/2025	14,591,000	14,757,629
4.75%, 1/15/2025 (a)	11,788,000	11,968,356
5.25%, 4/1/2025 (a)	12,275,000	12,420,704
5.38%, 8/15/2026 (a)	8,282,000	8,447,971
Centene Escrow I Corp. 5.38%, 6/1/2026 (a)	20,964,000	21,586,002
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	3,608,000	3,500,806
5.50%, 4/1/2026 (a) (b)	7,208,000	7,364,342
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	36,236,000	34,453,189
6.63%, 2/15/2025 (a)	17,225,000	16,141,203
6.88%, 4/1/2028 (a)	19,246,000	8,121,427
8.00%, 3/15/2026 (a)	24,921,000	23,691,398
8.00%, 12/15/2027 (a) (b)	7,984,000	7,456,896
8.13%, 6/30/2024 (a) (b)	14,998,000	10,372,167
8.63%, 1/15/2024 (a) (b)	12,999,000	12,977,422
9.88%, 6/30/2023 (a) (d)	20,371,971	16,289,224
DaVita, Inc. 5.00%, 5/1/2025 (b)	16,431,000	16,414,733
Encompass Health Corp.:
4.50%, 2/1/2028	6,177,000	6,054,448
4.75%, 2/1/2030	4,096,000	3,978,404
Security Description	Principal Amount	Value
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	$14,711,000	$3,640,237
HCA, Inc.:
3.50%, 9/1/2030	30,909,000	28,130,590
5.38%, 9/1/2026 (b)	10,612,000	10,933,968
5.63%, 9/1/2028 (b)	16,682,000	17,605,516
5.88%, 2/15/2026	18,026,000	18,960,468
5.88%, 2/1/2029 (b)	12,303,000	12,998,612
IQVIA, Inc.:
5.00%, 10/15/2026 (a) (b)	12,995,000	13,251,651
5.00%, 5/15/2027 (a) (b)	11,034,000	11,278,955
LifePoint Health, Inc. 4.38%, 2/15/2027 (a) (b)	7,754,000	7,393,827
MEDNAX, Inc.:
5.25%, 12/1/2023 (a) (b)	7,596,000	6,183,676
6.25%, 1/15/2027 (a) (b)	11,138,000	8,946,153
Molina Healthcare, Inc. 5.38%, 11/15/2022	7,711,000	7,665,351
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	14,847,785	11,724,553
Radiology Partners, Inc. 9.25%, 2/1/2028 (a) (b)	9,044,000	8,064,263
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	218,000	225,791
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a) (b)	15,856,000	15,200,830
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	15,024,000	15,038,123
Tenet Healthcare Corp.:
4.63%, 7/15/2024	21,848,000	20,899,578
4.63%, 9/1/2024 (a)	9,188,000	8,815,243
4.88%, 1/1/2026 (a)	23,384,000	22,311,610
5.13%, 5/1/2025 (b)	15,718,000	15,021,535
5.13%, 11/1/2027 (a) (b)	18,343,000	17,552,417
6.25%, 2/1/2027 (a)	16,070,000	15,666,322
6.75%, 6/15/2023	22,560,000	20,838,221
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	9,948,000	8,677,242
		659,982,801
HOLDING COMPANIES-DIVERSIFIED — 0.1%
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	5,701,000	4,599,681
HOME BUILDERS — 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	6,723,000	5,148,003
6.25%, 9/15/2027 (a) (b)	8,649,000	7,515,203
Century Communities, Inc. 6.75%, 6/1/2027	4,577,000	3,887,795

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lennar Corp.:
4.13%, 1/15/2022	$7,275,000	$7,233,387
4.50%, 4/30/2024	7,353,000	7,087,483
4.75%, 4/1/2021	6,935,000	6,930,562
4.75%, 5/30/2025 (b)	5,064,000	4,862,909
4.75%, 11/29/2027 (b)	9,183,000	9,169,042
Mattamy Group Corp.:
4.63%, 3/1/2030 (a)	6,711,000	5,833,335
5.25%, 12/15/2027 (a)	6,587,000	6,126,700
PulteGroup, Inc.:
5.00%, 1/15/2027	5,836,000	5,822,519
5.50%, 3/1/2026 (b)	8,554,000	8,521,409
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	5,883,000	5,467,189
		83,605,536
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	6,886,000	6,108,020
HOUSEHOLD PRODUCTS & WARES — 0.3%
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	10,885,000	8,922,979
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	7,647,000	7,833,128
Spectrum Brands, Inc. 5.75%, 7/15/2025	10,755,000	10,132,715
		26,888,822
HOUSEWARES — 0.4%
Newell Brands, Inc.:
4.10%, 4/1/2023	16,486,000	16,733,620
4.20%, 4/1/2026	19,987,000	19,634,029
		36,367,649
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	10,408,000	8,806,625
8.13%, 2/15/2024 (a)	9,703,000	9,529,996
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a) (b)	8,082,000	7,638,379
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	6,364,000	6,275,795
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	5,751,000	4,926,019
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	6,164,000	5,609,240
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a) (b)	7,110,000	7,030,368
Security Description	Principal Amount	Value
HUB International, Ltd. 7.00%, 5/1/2026 (a) (b)	$15,525,000	$15,378,910
USI, Inc. 6.88%, 5/1/2025 (a)	6,403,000	6,040,782
		71,236,114
INTERNET — 2.1%
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	7,522,000	7,009,451
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	5,898,000	5,226,395
Match Group, Inc. 4.13%, 8/1/2030 (a)	5,533,000	4,984,071
Netflix, Inc.:
4.38%, 11/15/2026 (b)	9,669,000	9,825,251
4.88%, 4/15/2028 (b)	18,339,000	18,662,317
4.88%, 6/15/2030 (a) (b)	11,763,000	12,025,433
5.38%, 11/15/2029 (a) (b)	9,722,000	10,164,351
5.88%, 2/15/2025	756,000	799,251
5.88%, 11/15/2028 (b)	22,560,000	24,259,896
6.38%, 5/15/2029 (b)	10,131,000	11,169,731
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	9,986,000	8,102,940
Symantec Corp. 5.00%, 4/15/2025 (a) (b)	12,252,000	12,373,417
Twitter, Inc. 3.88%, 12/15/2027 (a) (b)	7,728,000	7,446,623
Uber Technologies, Inc.:
7.50%, 11/1/2023 (a)	6,506,000	6,408,345
7.50%, 9/15/2027 (a)	11,981,000	11,826,924
8.00%, 11/1/2026 (a)	17,522,000	17,509,910
VeriSign, Inc.:
4.75%, 7/15/2027 (b)	5,734,000	5,987,271
5.25%, 4/1/2025	818,000	834,417
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 1/15/2027 (a)	215,000	218,391
		174,834,385
INVESTMENT COMPANY SECURITY — 0.2%
Altice France Holding SA 6.00%, 2/15/2028 (a)	14,557,000	12,688,463
IRON/STEEL — 0.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P. 8.75%, 7/15/2026 (a)	6,376,000	5,679,805
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a) (b)	7,882,000	7,269,805
Cleveland-Cliffs, Inc.:
5.88%, 6/1/2027 (a)	9,871,000	6,139,170
6.75%, 3/15/2026 (a)	8,185,000	7,317,635
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a) (b)	7,561,000	7,277,614

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
United States Steel Corp.:
6.25%, 3/15/2026 (b)	$7,502,000	$4,790,927
6.88%, 8/15/2025 (b)	8,532,000	6,048,335
		44,523,291
LEISURE TIME — 0.3%
NCL Corp., Ltd. 3.63%, 12/15/2024 (a) (b)	5,843,000	3,732,333
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	7,435,000	6,839,977
5.38%, 4/15/2023 (a)	7,099,000	6,495,585
Viking Cruises, Ltd. 5.88%, 9/15/2027 (a)	10,859,000	6,496,614
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	5,252,000	3,846,302
		27,410,811
LODGING — 2.6%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (a)	11,589,000	9,568,921
6.00%, 8/15/2026	8,289,000	7,127,794
6.38%, 4/1/2026	9,762,000	8,435,735
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	6,777,000	4,906,955
10.75%, 9/1/2024 (a) (b)	5,873,000	3,654,063
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	12,575,000	11,759,511
4.88%, 1/15/2030	10,789,000	9,336,585
5.13%, 5/1/2026	12,631,000	11,894,486
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/1/2025 (b)	9,283,000	8,666,145
4.88%, 4/1/2027 (b)	7,048,000	6,694,684
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026 (b)	7,599,000	6,547,754
Melco Resorts Finance, Ltd.:
4.88%, 6/6/2025	10,595,000	9,516,429
5.25%, 4/26/2026 (b)	5,305,000	4,737,789
5.38%, 12/4/2029 (a) (b)	9,510,000	7,995,247
5.63%, 7/17/2027	6,829,000	6,106,287
MGM China Holdings, Ltd.:
5.38%, 5/15/2024 (a)	11,703,000	10,649,964
5.88%, 5/15/2026 (a) (b)	5,888,000	4,884,037
MGM Resorts International:
4.63%, 9/1/2026 (b)	2,003,000	1,700,347
5.50%, 4/15/2027 (b)	7,477,000	6,796,294
5.75%, 6/15/2025 (b)	9,532,000	8,531,140
Station Casinos LLC:
4.50%, 2/15/2028 (a)	8,577,000	6,947,370
5.00%, 10/1/2025 (a) (b)	5,854,000	4,870,587
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	9,904,000	9,505,661
Studio City Finance, Ltd.:
Security Description	Principal Amount	Value
7.25%, 2/11/2024 (a)	$1,987,000	$1,733,657
Series REGS, 7.25%, 2/11/2024	3,725,000	3,222,982
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	7,007,000	6,127,832
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (a)	10,005,000	9,047,722
Wynn Macau, Ltd.:
4.88%, 10/1/2024 (a)	9,891,000	9,088,741
5.13%, 12/15/2029 (a) (b)	7,652,000	6,228,422
5.50%, 10/1/2027 (a)	7,294,000	6,471,601
		212,754,742
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	7,067,000	6,641,991
MACHINERY-DIVERSIFIED — 0.2%
Cloud Crane LLC 10.13%, 8/1/2024 (a)	4,928,000	3,910,664
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	6,212,000	5,845,616
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a) (b)	5,555,000	4,641,258
		14,397,538
MEDIA — 10.2%
Altice Financing SA:
5.00%, 1/15/2028 (a) (b)	14,183,000	12,718,747
7.50%, 5/15/2026 (a)	31,152,000	30,425,535
AMC Networks, Inc.:
4.75%, 8/1/2025 (b)	8,778,000	8,528,266
5.00%, 4/1/2024	12,656,000	12,314,415
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	3,408,000	3,401,968
4.50%, 8/15/2030 (a)	18,878,000	18,504,404
4.50%, 5/1/2032 (a)	7,639,000	7,474,379
4.75%, 3/1/2030 (a)	22,646,000	22,549,528
5.00%, 2/1/2028 (a)	16,857,000	16,922,574
5.13%, 5/1/2023 (a)	7,771,000	7,851,508
5.13%, 5/1/2027 (a) (b)	22,664,000	22,719,980
5.38%, 5/1/2025 (a) (b)	8,083,000	8,289,521
5.38%, 6/1/2029 (a)	11,654,000	11,997,210
5.50%, 5/1/2026 (a)	10,930,000	11,093,950
5.75%, 2/15/2026 (a)	20,015,000	20,442,120
5.88%, 4/1/2024 (a)	13,579,000	13,910,871
5.88%, 5/1/2027 (a) (b)	7,204,000	7,423,866
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	8,463,000	6,415,292

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.50%, 4/1/2028 (a)	$100,000	$102,604
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	12,182,000	11,666,945
9.25%, 2/15/2024 (a)	24,072,000	21,140,512
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	12,846,500	12,975,607
5.38%, 2/1/2028 (a) (b)	11,072,000	11,385,780
5.50%, 5/15/2026 (a) (b)	17,378,000	17,958,425
5.50%, 4/15/2027 (a)	15,984,000	16,542,161
5.75%, 1/15/2030 (a)	26,268,000	26,641,794
6.50%, 2/1/2029 (a)	19,100,000	20,592,665
6.63%, 10/15/2025 (a)	12,097,000	12,716,124
7.50%, 4/1/2028 (a)	13,601,650	14,506,976
7.75%, 7/15/2025 (a) (b)	7,569,250	7,860,515
10.88%, 10/15/2025 (a)	18,116,700	19,588,682
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	6,396,000	5,697,045
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	35,229,000	28,612,994
6.63%, 8/15/2027 (a) (b)	21,140,000	14,117,081
DISH DBS Corp. 7.75%, 7/1/2026 (b)	23,504,000	24,162,582
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	8,307,000	8,129,064
5.88%, 7/15/2026 (a) (b)	8,834,000	7,863,673
7.00%, 5/15/2027 (a) (b)	7,751,000	7,707,439
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	4,859,000	4,321,935
5.25%, 8/15/2027 (a) (b)	8,799,000	7,705,988
6.38%, 5/1/2026 (b)	9,667,301	9,213,905
8.38%, 5/1/2027	16,761,000	14,603,524
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	14,362,000	14,331,409
Meredith Corp. 6.88%, 2/1/2026 (b)	15,387,000	13,522,403
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	10,894,000	10,394,292
5.63%, 7/15/2027 (a)	17,779,000	17,376,306
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	5,227,000	4,665,882
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a) (b)	6,481,000	5,362,898
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	9,982,000	9,945,067
4.63%, 7/15/2024 (a)	17,546,000	17,799,891
5.00%, 8/1/2027 (a)	14,475,000	14,705,297
5.38%, 4/15/2025 (a)	3,632,000	3,694,761
5.38%, 7/15/2026 (a)	11,271,000	11,497,547
Security Description	Principal Amount	Value
5.50%, 7/1/2029 (a)	$14,417,000	$14,699,141
TEGNA, Inc.:
4.63%, 3/15/2028 (a) (b)	11,056,000	9,799,375
5.00%, 9/15/2029 (a)	12,415,000	11,222,912
Telenet Finance Luxembourg Notes Sarl 5.50%, 3/1/2028 (a)	9,650,000	9,412,996
Univision Communications, Inc. 5.13%, 2/15/2025 (a) (b)	2,567,000	2,188,239
UPC Holding B.V. 5.50%, 1/15/2028 (a)	7,753,000	7,351,162
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	8,780,200	7,519,100
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	5,677,000	4,970,100
Videotron, Ltd. 5.13%, 4/15/2027 (a) (b)	6,580,000	6,683,767
Virgin Media Secured Finance PLC:
5.50%, 8/15/2026 (a) (b)	11,150,000	11,328,734
5.50%, 5/15/2029 (a) (b)	13,876,000	13,929,145
Ziggo B.V.:
4.88%, 1/15/2030 (a) (b)	7,697,000	7,569,846
5.50%, 1/15/2027 (a)	21,743,000	21,738,434
Ziggo Bond Co. B.V.:
5.13%, 2/28/2030 (a) (b)	6,580,000	6,352,332
6.00%, 1/15/2027 (a)	9,317,000	9,099,075
		835,958,265
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	10,749,000	10,037,954
MINING — 1.8%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a) (b)	5,038,000	4,645,892
6.75%, 9/30/2024 (a)	8,414,000	8,149,380
7.00%, 9/30/2026 (a)	6,573,000	6,107,697
Arconic Corp. 6.13%, 2/15/2028 (a)	7,035,000	7,254,633
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	4,115,000	3,713,664
Constellium NV 5.88%, 2/15/2026 (a) (b)	4,096,000	3,588,547
Constellium SE 6.63%, 3/1/2025 (a) (b)	8,519,000	7,669,996
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	5,005,000	4,529,825
4.75%, 5/15/2022 (a)	9,838,000	9,832,983
5.13%, 3/15/2023 (a) (b)	5,609,000	5,597,782
5.13%, 5/15/2024 (a)	9,455,000	9,373,498

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Freeport-McMoRan, Inc.:
4.13%, 3/1/2028 (b)	$9,379,000	$8,214,222
4.25%, 3/1/2030 (b)	3,473,000	3,021,510
5.00%, 9/1/2027	8,620,000	8,010,480
5.25%, 9/1/2029 (b)	6,950,000	6,554,475
Hudbay Minerals, Inc. 7.63%, 1/15/2025 (a) (b)	7,903,000	6,945,472
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	5,272,000	4,905,649
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	4,907,000	4,294,214
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a) (b)	5,701,000	2,792,464
Novelis Corp.:
4.75%, 1/30/2030 (a)	17,936,000	16,079,983
5.88%, 9/30/2026 (a) (b)	19,496,000	19,291,487
		150,573,853
MISCELLANEOUS MANUFACTURER — 0.3%
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp. 12.25%, 11/15/2026 (a)	8,794,000	6,869,257
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	6,972,000	4,791,647
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	7,522,000	6,695,784
Koppers, Inc. 6.00%, 2/15/2025 (a)	7,280,000	5,759,426
		24,116,114
OFFICE & BUSINESS EQUIPMENT — 0.3%
CDW LLC/CDW Finance Corp.:
4.25%, 4/1/2028 (b)	6,084,000	5,970,047
5.00%, 9/1/2025 (b)	7,497,000	7,733,080
Pitney Bowes, Inc. 4.13%, 10/1/2021	200	180
Xerox Corp. 4.13%, 3/15/2023	11,127,000	11,106,749
		24,810,056
OIL & GAS — 5.0%
Aker BP ASA 5.88%, 3/31/2025 (a)	5,159,000	4,412,544
American Energy- Permian Basin LLC 12.00%, 10/1/2024 (a)	60,000	40,527
Antero Resources Corp.:
5.00%, 3/1/2025	7,068,000	2,701,460
5.63%, 6/1/2023	5,018,000	2,104,850
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	6,007,000	1,767,440
Security Description	Principal Amount	Value
10.00%, 4/1/2022 (a)	$8,287,000	$4,765,522
Baytex Energy Corp. 8.75%, 4/1/2027 (a)	5,682,000	2,165,126
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	6,306,000	561,865
California Resources Corp. 8.00%, 12/15/2022 (a)	7,629,000	116,724
Callon Petroleum Co.:
6.13%, 10/1/2024	5,262,100	939,443
6.25%, 4/15/2023 (b)	5,861,000	1,400,603
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 11.00%, 4/15/2025 (a) (b)	7,398,000	5,333,514
Cenovus Energy, Inc. 4.25%, 4/15/2027	8,445,000	4,101,314
Centennial Resource Production LLC 6.88%, 4/1/2027 (a)	5,675,000	1,390,035
Chesapeake Energy Corp.:
7.00%, 10/1/2024	3,326,000	252,909
11.50%, 1/1/2025 (a)	17,603,000	2,999,375
CNX Resources Corp. 7.25%, 3/14/2027 (a) (b)	6,050,000	4,262,709
Comstock Resources, Inc. 9.75%, 8/15/2026	6,109,000	4,338,917
Continental Resources, Inc. 4.38%, 1/15/2028	10,000,000	4,614,400
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	8,351,000	5,322,677
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	10,739,000	5,421,906
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	7,342,000	5,703,559
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	4,249,000	621,671
9.00%, 5/15/2021 (a)	6,906,000	2,020,488
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	7,604,000	2,245,765
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	5,973,000	4,118,921
5.75%, 1/30/2028 (a)	7,488,000	5,060,016
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	6,013,000	2,228,538
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (e)	1,485,000	233,784
EQT Corp.:
3.00%, 10/1/2022 (b)	6,080,000	5,070,902
3.90%, 10/1/2027	12,944,000	8,896,282
6.13%, 2/1/2025	12,820,000	9,872,682
7.00%, 2/1/2030	5,871,000	4,370,196
Extraction Oil & Gas, Inc. 5.63%, 2/1/2026 (a)	5,552,000	904,254

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Gulfport Energy Corp.:
6.00%, 10/15/2024	$3,413,568	$829,873
6.38%, 5/15/2025	5,601,000	1,357,514
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.75%, 10/1/2025 (a) (b)	4,142,000	1,944,503
6.25%, 11/1/2028 (a)	4,184,000	1,881,252
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	5,432,000	3,707,286
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	4,944,000	2,488,068
Jagged Peak Energy LLC 5.88%, 5/1/2026	5,624,000	4,212,320
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	4,703,000	211,541
Laredo Petroleum, Inc. 9.50%, 1/15/2025	6,372,000	2,552,687
Matador Resources Co. 5.88%, 9/15/2026	11,192,000	3,283,509
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	61,000	38,641
7.13%, 2/1/2027 (a)	13,032,000	6,502,316
Montage Resources Corp. 8.88%, 7/15/2023	5,995,000	4,034,935
Moss Creek Resources Holdings, Inc.:
7.50%, 1/15/2026 (a)	5,717,000	1,671,136
10.50%, 5/15/2027 (a)	4,712,000	1,503,269
Murphy Oil Corp.:
5.75%, 8/15/2025	5,484,000	2,934,214
5.88%, 12/1/2027	4,479,000	2,274,929
6.88%, 8/15/2024	8,493,000	5,045,097
Nabors Industries, Inc.:
5.50%, 1/15/2023	40,520	13,595
5.75%, 2/1/2025	7,760,000	1,710,304
Nabors Industries, Ltd. 7.25%, 1/15/2026 (a)	6,590,000	2,230,386
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	9,382,000	5,268,181
Noble Holding International, Ltd. 7.88%, 2/1/2026 (a)	8,912,000	2,227,020
Occidental Petroleum Corp.:
2.60%, 8/13/2021	16,610,000	13,004,301
2.70%, 8/15/2022	23,180,000	16,548,897
2.90%, 8/15/2024	32,650,000	17,949,337
3.00%, 2/15/2027	9,245,000	4,416,337
3.20%, 8/15/2026	12,123,000	5,839,528
3.40%, 4/15/2026	11,906,000	5,753,932
3.50%, 6/15/2025	7,933,000	4,044,323
3.50%, 8/15/2029 (b)	13,686,000	6,463,898
5.55%, 3/15/2026	11,987,000	6,313,073
6.95%, 7/1/2024	7,720,000	4,419,005
7.50%, 5/1/2031	8,770,000	4,568,907
Pacific Drilling SA 8.38%, 10/1/2023 (a)	8,187,000	2,460,030
Security Description	Principal Amount	Value
Parkland Fuel Corp.:
5.88%, 7/15/2027 (a)	$4,735,000	$4,443,371
6.00%, 4/1/2026 (a)	7,935,000	7,383,994
Parsley Energy LLC/Parsley Finance Corp.:
5.38%, 1/15/2025 (a)	8,951,000	6,927,358
5.63%, 10/15/2027 (a)	7,421,000	5,232,250
Patterson-UTI Energy, Inc. 3.95%, 2/1/2028	650,000	254,391
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (a) (b)	11,708,000	7,866,722
7.25%, 6/15/2025	8,019,000	5,381,391
PDC Energy, Inc. 5.75%, 5/15/2026 (b)	6,067,000	3,104,241
Puma International Financing SA:
5.00%, 1/24/2026 (a)	7,747,000	2,809,914
5.13%, 10/6/2024 (a)	7,534,000	4,818,370
QEP Resources, Inc. 5.63%, 3/1/2026	4,241,000	1,550,086
Range Resources Corp.:
4.88%, 5/15/2025 (b)	6,263,000	3,597,405
5.00%, 8/15/2022 (b)	6,147,000	4,608,652
5.00%, 3/15/2023 (b)	6,555,000	4,785,281
9.25%, 2/1/2026 (a)	4,627,000	2,756,350
Seven Generations Energy, Ltd. 5.38%, 9/30/2025 (a)	9,538,000	5,324,493
SM Energy Co.:
5.63%, 6/1/2025	5,444,000	1,570,866
6.63%, 1/15/2027	5,122,000	1,541,363
6.75%, 9/15/2026	4,605,000	1,386,980
Southwestern Energy Co. 7.50%, 4/1/2026 (b)	6,031,000	3,986,370
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027 (b)	5,487,000	4,716,735
Series WI, 4.88%, 1/15/2023	10,479,000	10,060,050
Series WI, 5.50%, 2/15/2026 (b)	8,786,000	7,601,032
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	5,786,383	4,644,440
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	7,009,707	5,561,081
Transocean Poseidon, Ltd. 6.88%, 2/1/2027 (a)	7,721,000	6,185,139
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	6,893,000	5,795,290
Transocean, Inc.:
7.25%, 11/1/2025 (a)	9,780,000	4,907,702
7.50%, 1/15/2026 (a)	5,994,000	2,772,105
8.00%, 2/1/2027 (a)	6,317,000	2,997,480
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp. 8.75%, 4/15/2023 (a)	3,724,000	765,841
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a)	4,306,000	3,595,811

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	$5,225,000	$1,207,027
Whiting Petroleum Corp. 6.63%, 1/15/2026	9,404,000	637,309
WPX Energy, Inc.:
4.50%, 1/15/2030	9,242,000	5,009,164
5.25%, 10/15/2027	5,070,000	2,782,061
5.75%, 6/1/2026	5,375,000	3,095,624
		411,728,801
OIL & GAS SERVICES — 0.4%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	4,812,000	3,392,268
6.88%, 4/1/2027 (a) (b)	5,082,000	3,605,374
Calfrac Holdings L.P. 8.50%, 6/15/2026 (a)	9,000	685
KCA Deutag UK Finance PLC 9.88%, 4/1/2022 (a)	5,507,000	2,002,676
SESI LLC:
7.13%, 12/15/2021 (a)	626,000	250,356
7.75%, 9/15/2024	3,963,380	999,287
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	5,493,000	3,538,700
6.88%, 9/1/2027	8,542,000	5,415,799
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	20,588,000	12,333,447
		31,538,592
PACKAGING & CONTAINERS — 3.0%
ARD Finance SA 6.50%, 6/30/2027 (a)	12,206,000	10,648,148
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.13%, 8/15/2026 (a) (b)	6,183,000	6,189,121
4.25%, 9/15/2022 (a)	8,939,000	8,933,369
5.25%, 8/15/2027 (a) (b)	6,827,000	7,004,570
6.00%, 2/15/2025 (a)	19,251,000	19,302,593
Ball Corp.:
4.88%, 3/15/2026 (b)	8,520,000	8,849,468
5.25%, 7/1/2025	12,056,000	13,045,436
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	6,558,000	6,338,701
4.88%, 7/15/2026 (a)	11,908,000	12,031,724
5.13%, 7/15/2023 (b)	8,900,000	8,930,883
5.63%, 7/15/2027 (a) (b)	5,947,000	6,151,993
Crown Americas LLC/Crown Americas Capital Corp. 4.75%, 2/1/2026	9,361,000	9,592,404
Flex Acquisition Co., Inc.:
6.88%, 1/15/2025 (a)	7,217,000	6,747,318
7.88%, 7/15/2026 (a) (b)	7,089,000	6,606,665
Security Description	Principal Amount	Value
Greif, Inc. 6.50%, 3/1/2027 (a)	$6,721,000	$6,439,793
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	7,267,000	6,808,743
10.50%, 7/15/2027 (a)	7,803,000	7,274,971
Mauser Packaging Solutions Holding Co.:
5.50%, 4/15/2024 (a)	17,132,000	15,756,300
7.25%, 4/15/2025 (a) (b)	15,380,000	12,044,078
Owens-Brockway Glass Container, Inc. 5.88%, 8/15/2023 (a) (b)	8,111,000	7,953,809
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	6,628,000	5,997,213
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	19,191,800	19,013,124
7.00%, 7/15/2024 (a)	8,598,000	8,751,818
Silgan Holdings, Inc. 4.13%, 2/1/2028 (a)	5,339,000	4,982,729
Trivium Packaging Finance B.V.:
5.50%, 8/15/2026 (a)	12,094,000	12,061,467
8.50%, 8/15/2027 (a) (b)	8,239,000	8,279,783
		245,736,221
PHARMACEUTICALS — 2.8%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	21,321,000	22,294,090
9.25%, 4/1/2026 (a) (b)	18,357,000	19,425,194
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a) (b)	12,681,000	12,005,356
5.25%, 1/30/2030 (a) (b)	12,028,000	11,385,103
5.50%, 11/1/2025 (a)	20,164,000	20,390,240
5.75%, 8/15/2027 (a) (b)	5,248,000	5,407,854
5.88%, 5/15/2023 (a)	40	40
6.13%, 4/15/2025 (a)	2,480,000	2,457,754
6.50%, 3/15/2022 (a) (b)	16,415,000	16,573,076
7.00%, 3/15/2024 (a) (b)	23,145,000	23,796,532
7.00%, 1/15/2028 (a)	9,993,000	10,354,647
7.25%, 5/30/2029 (a)	9,461,000	9,830,074
9.00%, 12/15/2025 (a)	19,395,000	20,436,899
Elanco Animal Health, Inc.:
5.65%, 8/28/2028	5,730,000	6,060,621
Series WI, 4.66%, 8/27/2021	6,330,000	6,366,651
Series WI, 5.02%, 8/28/2023	8,379,000	8,601,630
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 6.00%, 7/15/2023 (a) (b)	16,609,000	12,254,785
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	5,576,000	5,586,148
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	4,509,000	1,114,850

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 8/1/2022 (a)	$579,000	$289,251
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	18,025,000	17,926,584
		232,557,379
PIPELINES — 2.8%
AI Candelaria Spain SLU 7.50%, 12/15/2028 (a)	6,772,000	5,045,749
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	7,069,000	4,956,005
5.75%, 3/1/2027 (a)	7,737,000	4,995,549
5.75%, 1/15/2028 (a) (b)	7,258,000	4,658,547
Buckeye Partners L.P.:
3.95%, 12/1/2026 (b)	5,247,000	4,294,565
4.13%, 3/1/2025 (a) (b)	1,809,000	1,523,522
4.50%, 3/1/2028 (a)	5,957,000	4,894,271
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a) (b)	15,998,000	13,819,552
5.25%, 10/1/2025 (b)	14,047,000	12,923,240
5.63%, 10/1/2026 (b)	13,470,000	12,392,400
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	5,785,000	3,176,196
5.75%, 4/1/2025 (b)	4,677,000	2,742,219
6.25%, 4/1/2023	9,140,000	5,131,653
DCP Midstream Operating L.P.:
5.13%, 5/15/2029 (b)	5,021,000	3,166,644
5.38%, 7/15/2025 (b)	10,614,000	7,242,038
Energy Transfer L.P. 4.25%, 3/15/2023	35,000	33,694
EnLink Midstream LLC 5.38%, 6/1/2029	4,249,000	2,266,332
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	7,398,000	3,584,331
4.85%, 7/15/2026	5,055,000	2,481,752
EQM Midstream Partners L.P.:
4.13%, 12/1/2026 (b)	3,612,000	2,096,080
4.75%, 7/15/2023	10,853,000	7,846,285
5.50%, 7/15/2028	8,817,000	4,908,600
Genesis Energy L.P./Genesis Energy Finance Corp.:
6.50%, 10/1/2025	6,300,000	4,552,254
7.75%, 2/1/2028	7,383,000	5,168,617
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	5,685,000	4,008,948
5.63%, 2/15/2026 (a)	7,040,000	5,049,722
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	5,672,000	4,763,459
NGL Energy Partners L.P./NGL Energy Finance Corp. 7.50%, 11/1/2023	5,028,000	1,748,085
NuStar Logistics L.P.:
5.63%, 4/28/2027	6,561,000	5,082,610
Security Description	Principal Amount	Value
6.00%, 6/1/2026	$7,544,000	$5,588,143
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	6,153,000	3,800,524
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 5.75%, 4/15/2025	4,750,000	589,427
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	5,377,000	3,386,703
5.50%, 9/15/2024 (a)	8,665,000	4,775,281
5.50%, 1/15/2028 (a)	7,938,000	4,130,935
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
5.00%, 1/15/2028 (b)	6,301,000	5,139,852
5.13%, 2/1/2025	4,038,000	3,445,625
5.38%, 2/1/2027 (b)	5,571,000	4,582,482
5.50%, 3/1/2030 (a) (b)	9,119,000	7,021,630
5.88%, 4/15/2026 (b)	9,381,000	7,785,573
6.50%, 7/15/2027 (b)	10,946,000	9,342,192
6.75%, 3/15/2024	8,354,000	7,501,224
6.88%, 1/15/2029 (b)	8,474,000	6,846,484
Western Midstream Operating L.P.:
3.10%, 2/1/2025	10,054,000	5,127,138
3.95%, 6/1/2025	7,443,000	3,775,090
4.05%, 2/1/2030	3,855,000	1,688,837
4.65%, 7/1/2026	4,903,000	2,534,017
		231,614,076
REAL ESTATE — 0.5%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	5,938,000	5,106,324
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	6,993,000	6,349,364
Howard Hughes Corp. 5.38%, 3/15/2025 (a) (b)	10,893,000	10,538,324
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	6,671,000	4,983,837
Newmark Group, Inc. 6.13%, 11/15/2023	6,391,000	6,466,158
Realogy Group LLC/Realogy Co-Issuer Corp. 9.38%, 4/1/2027 (a) (b)	5,901,000	4,977,139
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	8,166,000	3,027,300
		41,448,446

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	$11,984,000	$9,719,983
CBL & Associates L.P. 5.95%, 12/15/2026	2,451,640	454,485
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a) (b)	6,657,000	5,011,123
5.25%, 5/1/2025 (a) (b)	11,845,000	10,020,159
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a) (b)	5,383,000	5,221,133
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	5,454,000	5,473,198
4.88%, 9/15/2027 (a) (b)	11,888,000	11,559,535
4.88%, 9/15/2029 (a)	8,787,000	8,251,432
5.25%, 3/15/2028 (a)	11,185,000	11,058,162
iStar, Inc.:
4.25%, 8/1/2025	7,085,000	5,836,269
4.75%, 10/1/2024	9,806,000	8,237,040
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	8,385,000	6,659,954
5.25%, 3/15/2022 (a)	6,233,000	5,675,271
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026 (b)	5,946,000	5,099,408
5.63%, 5/1/2024 (b)	12,008,000	11,528,160
5.75%, 2/1/2027 (b)	6,871,000	6,178,266
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	7,836,000	7,235,214
5.00%, 10/15/2027	14,912,000	14,455,991
5.25%, 8/1/2026	6,320,000	6,275,634
6.38%, 3/1/2024	7,743,000	7,815,629
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	7,559,000	5,641,357
SBA Communications Corp.:
3.88%, 2/15/2027 (a) (b)	10,699,000	10,736,126
4.00%, 10/1/2022	8,486,000	8,485,661
4.88%, 9/1/2024	12,840,000	13,027,336
Senior Housing Properties Trust 4.75%, 2/15/2028 (b)	5,409,000	4,847,438
Starwood Property Trust, Inc. 5.00%, 12/15/2021	8,508,500	7,789,702
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	6,629,000	4,976,589
7.88%, 2/15/2025 (a)	26,427,000	24,302,533
Security Description	Principal Amount	Value
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	$7,438,800	$6,843,845
8.25%, 10/15/2023	13,455,000	10,360,754
VICI Properties L.P./VICI Note Co., Inc.:
3.50%, 2/15/2025 (a)	11,251,000	10,499,771
3.75%, 2/15/2027 (a)	7,171,000	6,757,592
4.13%, 8/15/2030 (a) (b)	10,861,000	10,248,222
4.25%, 12/1/2026 (a) (b)	16,772,000	15,407,933
4.63%, 12/1/2029 (a) (b)	11,716,000	10,701,160
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	8,332,000	4,893,300
		307,285,365
RETAIL — 3.2%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a) (b)	8,544,000	8,116,629
4.25%, 5/15/2024 (a)	17,419,000	17,536,578
4.38%, 1/15/2028 (a) (b)	8,745,000	8,145,005
5.00%, 10/15/2025 (a)	29,952,000	28,871,931
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a) (b)	2,776,000	2,370,232
4.75%, 3/1/2030 (a) (b)	3,442,000	2,945,251
Beacon Roofing Supply, Inc. 4.88%, 11/1/2025 (a) (b)	13,967,000	12,626,727
Carvana Co. 8.88%, 10/1/2023 (a)	6,618,000	6,322,639
eG Global Finance PLC:
6.75%, 2/7/2025 (a)	6,678,000	5,450,116
8.50%, 10/30/2025 (a)	8,599,000	7,723,622
Golden Nugget, Inc.:
6.75%, 10/15/2024 (a)	12,982,000	8,169,832
8.75%, 10/1/2025 (a) (b)	9,512,000	4,909,429
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	7,877,000	5,836,227
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a)	5,282,000	1,943,617
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	5,447,000	5,140,443
5.00%, 6/1/2024 (a)	12,964,000	12,645,345
5.25%, 6/1/2026 (a)	12,714,000	12,812,025
L Brands, Inc.:
5.25%, 2/1/2028 (b)	5,448,000	4,212,067
7.50%, 6/15/2029 (b)	5,883,000	4,670,984
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	6,019,000	4,457,912
Murphy Oil USA, Inc. 4.75%, 9/15/2029	4,622,000	4,327,671

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG 8.00%, 10/25/2024 (a)	$3,075,000	$307,100
Party City Holdings, Inc. 6.63%, 8/1/2026 (a)	3,301,000	340,069
Penske Automotive Group, Inc. 5.50%, 5/15/2026 (b)	5,539,000	5,047,469
PetSmart, Inc.:
5.88%, 6/1/2025 (a) (b)	11,801,000	11,755,212
7.13%, 3/15/2023 (a)	8,814,000	8,308,870
8.88%, 6/1/2025 (a) (b)	7,201,000	6,590,787
Rite Aid Corp.:
6.13%, 4/1/2023 (a)	2,517,000	2,190,897
7.50%, 7/1/2025 (a)	6,779,000	6,560,784
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025 (b)	7,945,000	6,480,578
Staples, Inc.:
7.50%, 4/15/2026 (a)	23,666,000	20,897,078
10.75%, 4/15/2027 (a) (b)	10,653,000	8,176,391
Yum! Brands, Inc.:
4.75%, 1/15/2030 (a)	10,304,000	9,683,287
7.75%, 4/1/2025 (a) (f)	4,717,000	4,985,256
		260,558,060
SEMICONDUCTORS — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	5,989,000	5,544,796
Entegris, Inc. 4.63%, 2/10/2026 (a)	6,327,000	6,011,156
Qorvo, Inc.:
4.38%, 10/15/2029 (a)	4,258,000	3,974,162
5.50%, 7/15/2026 (b)	10,307,000	10,766,486
Sensata Technologies UK Financing Co. PLC 6.25%, 2/15/2026 (a)	8,517,000	8,334,310
		34,630,910
SOFTWARE — 2.7%
Camelot Finance SA 4.50%, 11/1/2026 (a) (b)	6,336,000	6,139,204
CDK Global, Inc.:
4.88%, 6/1/2027 (b)	8,205,000	8,410,125
5.25%, 5/15/2029 (a) (b)	4,197,000	4,280,352
5.88%, 6/15/2026	4,598,000	4,864,914
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	10,100,000	9,374,517
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	8,099,000	8,643,415
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	8,742,000	9,017,810
Security Description	Principal Amount	Value
Infor US, Inc. 6.50%, 5/15/2022	$3,078,000	$3,020,780
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	7,305,000	7,315,738
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	6,497,000	5,668,698
MSCI, Inc.:
4.00%, 11/15/2029 (a)	11,991,000	11,908,862
4.75%, 8/1/2026 (a) (b)	5,777,000	5,738,179
5.38%, 5/15/2027 (a)	5,088,000	5,210,621
5.75%, 8/15/2025 (a) (b)	8,534,000	8,906,082
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	5,762,960	5,612,893
Open Text Corp.:
3.88%, 2/15/2028 (a)	11,049,000	10,431,250
5.88%, 6/1/2026 (a) (b)	9,772,930	10,346,894
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	8,415,000	7,924,321
PTC, Inc.:
3.63%, 2/15/2025 (a) (b)	4,442,000	4,181,343
4.00%, 2/15/2028 (a)	5,513,000	5,344,743
6.00%, 5/15/2024	6,956,000	7,158,628
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	13,365,000	12,001,904
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	23,327,000	22,848,563
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a) (b)	22,056,000	22,979,044
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a) (b)	6,248,000	6,526,036
Veritas US, Inc./Veritas Bermuda, Ltd. 10.50%, 2/1/2024 (a) (b)	9,838,000	8,289,204
		222,144,120
TELECOMMUNICATIONS — 8.2%
Altice France SA:
5.50%, 1/15/2028 (a)	12,090,000	11,405,706
7.38%, 5/1/2026 (a)	57,302,000	57,280,225
8.13%, 2/1/2027 (a)	21,470,000	22,373,028
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,126,087	298,413
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	14,793,000	12,721,980
7.50%, 10/15/2026 (a)	7,689,000	6,721,493
CenturyLink, Inc.:
4.00%, 2/15/2027 (a) (b)	13,893,000	13,474,126
5.13%, 12/15/2026 (a) (b)	15,085,000	15,088,620
5.63%, 4/1/2025	2,660,000	2,691,308
Series Y, 7.50%, 4/1/2024 (b)	9,999,000	10,947,905
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	9,294,000	9,352,087
CommScope Technologies LLC:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/15/2027 (a) (b)	$5,762,000	$4,989,719
6.00%, 6/15/2025 (a) (b)	17,991,000	16,473,279
CommScope, Inc.:
5.50%, 3/1/2024 (a)	15,166,000	15,326,760
6.00%, 3/1/2026 (a)	18,514,000	18,522,146
8.25%, 3/1/2027 (a) (b)	11,519,000	11,202,458
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	24,886,000	20,651,398
Front Range BidCo, Inc.:
4.00%, 3/1/2027 (a)	17,669,000	17,066,487
6.13%, 3/1/2028 (a)	12,704,000	12,074,644
Frontier Communications Corp.:
8.00%, 4/1/2027 (a)	17,553,000	17,308,838
8.50%, 4/1/2026 (a)	18,789,000	17,472,831
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	11,560,000	9,133,094
GTH Finance B.V. Series REGS, 7.25%, 4/26/2023	11,791,000	12,257,688
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	6,592,000	4,251,840
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	8,474,000	8,454,171
6.63%, 8/1/2026 (b)	8,738,000	8,954,702
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	12,988,000	4,800,754
Intelsat Jackson Holdings SA:
8.00%, 2/15/2024 (a)	16,931,000	16,568,338
8.50%, 10/15/2024 (a) (b)	33,830,000	21,305,119
9.75%, 7/15/2025 (a) (b)	22,286,000	13,871,252
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a) (b)	7,568,000	7,566,865
5.13%, 5/1/2023	8,578,000	8,514,866
5.25%, 3/15/2026 (b)	8,549,000	8,626,967
5.38%, 1/15/2024	11,936,000	11,987,683
5.38%, 5/1/2025	8,817,000	8,871,665
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a) (b)	5,115,000	4,906,717
Nokia Oyj:
3.38%, 6/12/2022	6,633,000	6,682,084
4.38%, 6/12/2027	6,667,000	6,406,720
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	5,184,000	3,708,634
Sprint Corp.:
7.25%, 2/1/2028 (a) (b)	11,454,000	11,454,000
7.63%, 2/15/2025	1,009,000	1,116,630
7.63%, 3/1/2026 (b)	19,470,000	22,044,518
Telesat Canada/Telesat LLC 6.50%, 10/15/2027 (a)	6,720,000	6,511,411
T-Mobile USA, Inc.:
4.00%, 4/15/2022 (b)	5,813,000	5,838,054
4.50%, 2/1/2026 (b)	10,314,000	10,552,563
4.75%, 2/1/2028 (b)	17,625,000	18,347,096
Security Description	Principal Amount	Value
5.13%, 4/15/2025	$7,557,000	$7,736,479
5.38%, 4/15/2027 (b)	5,946,000	6,119,445
6.00%, 4/15/2024	11,387,000	11,622,142
6.50%, 1/15/2026	23,898,000	25,095,529
VEON Holdings B.V.:
4.00%, 4/9/2025 (a) (b)	8,206,000	7,790,941
Series REGS, 3.95%, 6/16/2021	8,690,000	8,577,030
Series REGS, 4.95%, 6/16/2024	5,451,000	5,410,281
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	9,693,000	9,064,797
5.63%, 4/15/2027 (a) (b)	6,124,000	6,168,338
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	22,858,000	24,462,860
West Corp. 8.50%, 10/15/2025 (a)	12,399,000	9,069,497
		677,294,221
TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
5.88%, 12/15/2027 (a) (b)	5,822,000	5,989,790
6.75%, 12/31/2025 (a) (b)	17,198,000	17,510,488
		23,500,278
TRANSPORTATION — 0.5%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	5,201,000	4,821,379
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	8,516,000	7,510,005
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	5,811,000	5,626,733
6.50%, 6/15/2022 (a)	13,929,000	13,982,209
6.75%, 8/15/2024 (a)	11,503,000	11,266,843
		43,207,169
TRUCKING & LEASING — 0.2%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (b) (c)	5,984,000	4,981,141
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a)	8,109,000	7,574,698
		12,555,839
TOTAL CORPORATE BONDS & NOTES (Cost $8,949,462,028)		8,054,396,658

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 0.0%(g)
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (g)
Avanti Communications Group PLC (h)	9,671,825	$6,308
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Weatherford International PLC (h)	50,978	303,319
HEALTH CARE PROVIDERS & SERVICES — 0.0% (g)
Community Health Systems, Inc. (b) (h)	200,000	668,000
HOUSEHOLD PRODUCTS — 0.0% (g)
Cenveo Enterprises, Inc. (i)	20,138	201,381
OIL, GAS & CONSUMABLE FUELS — 0.0% (g)
Amplify Energy Corp.	136,015	76,971
PHARMACEUTICALS — 0.0% (g)
Advanz Pharma Corp., Ltd. (b) (h)	37,536	144,514
TRANSPORTATION INFRASTRUCTURE — 0.0% (g)
ATD New Holdings, Inc. (h) (i)	35,050	876,250
TOTAL COMMON STOCKS (Cost $16,508,624)		2,276,743
SHORT-TERM INVESTMENTS — 10.6%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (j) (k)	67,387,966	67,327,317
State Street Navigator Securities Lending Portfolio II (l) (m)	804,699,698	804,699,698
TOTAL SHORT-TERM INVESTMENTS (Cost $872,042,615)		872,027,015
TOTAL INVESTMENTS — 108.6% (Cost $9,838,013,267)		8,928,700,416
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(705,181,774)
NET ASSETS — 100.0%		$8,223,518,642

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 66.6% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	When-issued security.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $1,077,631, representing less than 0.05% of the Fund's net assets.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at March 31, 2020.
(l)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(m)	Investment of cash collateral for securities loaned.
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment in Kind
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$8,054,396,658	$—	$8,054,396,658
Common Stocks	1,192,804	6,308	1,077,631	2,276,743
Short-Term Investments	872,027,015	—	—	872,027,015
TOTAL INVESTMENTS	$873,219,819	$8,054,402,966	$1,077,631	$8,928,700,416
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,453,289,704	$1,385,905,345	$(41,442)	$(15,600)	67,387,966	$67,327,317	$819,835
State Street Institutional U.S. Government Money Market Fund, Class G Shares	65,180,830	65,180,830	302,618,085	367,798,915	—	—	—	—	151,118
State Street Navigator Securities Lending Portfolio II	—	—	2,422,249,810	1,617,550,112	—	—	804,699,698	804,699,698	2,156,490
State Street Navigator Securities Lending Portfolio III	562,071,667	562,071,667	1,074,441,525	1,636,513,192	—	—	—	—	1,426,858
Total		$627,252,497	$5,252,599,124	$5,007,767,564	$(41,442)	$(15,600)		$872,027,015	$4,554,301
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 99.0%
AUSTRALIA — 1.0%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$105,582
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	291,652
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	218,064
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	108,827
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	284,279
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	100,000	116,253
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	234,088
Westpac Banking Corp. Series EMTN, 0.25%, 1/17/2022	EUR	150,000	161,319
			1,520,064
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	100,000	108,773
BELGIUM — 2.2%
Anheuser-Busch InBev NV:
Series EMTN, 0.80%, 4/20/2023	EUR	200,000	217,127
Series EMTN, 0.88%, 3/17/2022	EUR	300,000	327,626
Series EMTN, 1.15%, 1/22/2027	EUR	100,000	106,065
Series EMTN, 1.50%, 3/17/2025	EUR	500,000	550,789
Series EMTN, 1.50%, 4/18/2030	EUR	200,000	207,795
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	419,168
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	114,838
Series EMTN, 2.75%, 3/17/2036	EUR	600,000	637,554
Series EMTN, 2.85%, 5/25/2037	GBP	100,000	110,712
Anheuser-Busch InBev SA Series EMTN, 1.13%, 7/1/2027	EUR	200,000	209,288
KBC Group NV Series EMTN, 0.75%, 3/1/2022	EUR	300,000	322,628
			3,223,590
Security Description		Principal Amount	Value
CANADA — 1.0%
Bank of Montreal Series EMTN, 0.25%, 11/17/2021	EUR	200,000	$217,428
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	104,572
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	324,620
Federation des Caisses Desjardins du Quebec Series EMTN, 0.25%, 9/27/2021	EUR	100,000	108,824
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	101,432
Toronto-Dominion Bank:
Series EMTN, 0.63%, 3/8/2021	EUR	250,000	273,981
Series EMTN, 0.63%, 7/20/2023	EUR	300,000	319,420
			1,450,277
CAYMAN ISLANDS — 0.2%
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	300,000	329,626
DENMARK — 0.7%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	100,000	115,020
Danske Bank A/S:
Series EMTN, 0.50%, 5/6/2021	EUR	100,000	109,258
Series EMTN, 0.75%, 6/2/2023	EUR	300,000	325,878
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	209,999
Series EMTN, 1.38%, 5/24/2022	EUR	100,000	107,653
3 Month USD LIBOR + 1.15%, 0.50%, 8/27/2025 (a)	EUR	200,000	200,685
			1,068,493
FINLAND — 0.4%
Nordea Bank Abp Series EMTN, 0.88%, 6/26/2023	EUR	400,000	424,596
OP Corporate Bank PLC Series EMTN, 0.75%, 3/3/2022	EUR	200,000	218,944
			643,540

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 17.5%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	$113,249
Airbus Group Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	200,000	227,807
Auchan Holding SA Series EMTN, 2.38%, 4/25/2025	EUR	100,000	102,502
Auchan Holding SADIR Series EMTN, 2.63%, 1/30/2024	EUR	200,000	212,018
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	300,000	332,803
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	219,912
Series EMTN, 5.63%, 7/4/2022	EUR	200,000	243,085
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.13%, 8/30/2021	EUR	200,000	217,240
Series EMTN, 0.13%, 2/5/2024	EUR	100,000	105,351
Series EMTN, 0.38%, 1/13/2022	EUR	300,000	325,049
Series EMTN, 0.75%, 7/17/2025	EUR	400,000	426,681
Series EMTN, 0.75%, 6/8/2026	EUR	100,000	105,876
Series EMTN, 1.25%, 1/14/2025	EUR	200,000	219,039
Series EMTN, 1.25%, 5/26/2027	EUR	200,000	217,818
Series EMTN, 1.38%, 7/16/2028	EUR	100,000	109,468
Series EMTN, 1.63%, 1/19/2026	EUR	200,000	223,040
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	316,586
Series EMTN, 2.63%, 3/18/2024	EUR	300,000	346,792
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	233,711
Series EMTN, 3.25%, 8/23/2022	EUR	200,000	230,396
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026 (b)	EUR	200,000	194,001
Series EMTN, 0.75%, 11/11/2022	EUR	250,000	271,539
Series EMTN, 1.13%, 1/15/2023	EUR	192,000	210,527
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	160,780
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	$311,000
Series EMTN, 1.38%, 5/28/2029	EUR	200,000	204,997
Series EMTN, 1.50%, 11/17/2025	EUR	200,000	213,655
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	208,787
Series EMTN, 1.50%, 5/25/2028	EUR	200,000	222,352
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	112,394
1.88%, 12/14/2027	GBP	100,000	113,498
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	114,992
Series EMTN, 2.88%, 10/24/2022	EUR	300,000	343,676
Series EMTN, 2.88%, 9/26/2023	EUR	300,000	348,659
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	125,707
Series EMTN, 4.13%, 1/14/2022	EUR	100,000	115,624
Series EMTN, 4.50%, 3/21/2023	EUR	100,000	120,336
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	200,000	218,337
Bpce SA 1.00%, 7/15/2024	EUR	300,000	326,407
BPCE SA:
Series EMTN, 0.63%, 9/26/2023	EUR	200,000	215,548
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	211,528
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	104,290
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	317,557
Series EMTN, 1.13%, 1/18/2023	EUR	500,000	538,470
Capgemini SE 2.50%, 7/1/2023	EUR	100,000	114,536
Carrefour SA Series EMTN, 1.75%, 7/15/2022	EUR	200,000	221,553
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	101,552
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	100,000	114,815
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	106,686
Credit Agricole SA:
Series EMTN, 0.75%, 12/5/2023	EUR	400,000	433,670

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.00%, 9/16/2024	EUR	400,000	$436,214
1.00%, 7/3/2029	EUR	100,000	105,373
Series EMTN, 1.25%, 4/14/2026	EUR	300,000	329,076
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	213,138
Series EMTN, 1.38%, 5/3/2027	EUR	200,000	220,643
Series EMTN, 1.75%, 3/5/2029	EUR	300,000	315,897
Series EMTN, 1.88%, 12/20/2026	EUR	200,000	216,360
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	345,898
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	117,025
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	364,107
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	300,000	324,981
Series EMTN, 0.71%, 11/3/2024	EUR	200,000	218,544
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	110,639
Series EMTN, 2.25%, 11/15/2021	EUR	100,000	111,967
Dassault Systemes SE 0.38%, 9/16/2029	EUR	100,000	101,528
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023	EUR	250,000	321,399
Engie SA:
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	236,424
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	308,427
EssilorLuxottica SA:
Series EMTN, 0.01%, 5/27/2023	EUR	300,000	320,506
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	210,072
0.75%, 11/27/2031	EUR	200,000	202,346
Holding d'Infrastructures de Transport SAS 4.88%, 10/27/2021	EUR	150,000	173,902
HSBC France SA:
Series EMTN, 0.20%, 9/4/2021	EUR	100,000	108,375
Series EMTN, 0.60%, 3/20/2023	EUR	200,000	216,095
LVMH Moet Hennessy Louis Vuitton SE:
0.13%, 2/11/2028	EUR	100,000	103,040
0.38%, 2/11/2031	EUR	300,000	306,172
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	$120,660
LVMH Moet Hennessy Vuitt Series EMTN, 0.75%, 5/26/2024	EUR	700,000	769,150
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	100,000	110,076
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	110,538
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	108,977
Series EMTN, 2.00%, 1/15/2029	EUR	300,000	345,818
Series EMTN, 3.00%, 6/15/2022	EUR	100,000	115,280
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	131,071
Series EMTN, 8.13%, 1/28/2033	EUR	400,000	744,620
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	500,000	544,220
Series EMTN, 1.13%, 3/10/2022	EUR	300,000	333,285
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	230,729
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	235,232
Series 20FX, 1.88%, 3/21/2038 (b)	EUR	200,000	235,317
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	234,432
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	214,189
Societe Generale SA:
Series EMTN, 0.25%, 1/18/2022	EUR	100,000	108,010
Series EMTN, 0.75%, 5/26/2023	EUR	300,000	325,713
Series EMTN, 1.00%, 4/1/2022	EUR	300,000	323,311
Series EMTN, 1.13%, 1/23/2025	EUR	300,000	314,285
Series EMTN, 1.75%, 3/22/2029	EUR	200,000	206,777
Series ETMN, 2.13%, 9/27/2028	EUR	500,000	535,455
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	351,683
Series EMTN, 4.75%, 3/2/2021	EUR	200,000	227,130
Total Capital Canada, Ltd.:
Series EMTN, 1.13%, 3/18/2022	EUR	100,000	110,652

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.13%, 9/18/2029	EUR	300,000	$348,563
Total Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	300,000	322,153
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	104,596
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	236,607
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	113,074
Vivendi SA 0.75%, 5/26/2021	EUR	200,000	219,560
			25,415,207
GERMANY — 10.0%
Allianz Finance II B.V.:
Series EMTN, 3.50%, 2/14/2022	EUR	200,000	229,758
Series 62, 4.50%, 3/13/2043	GBP	100,000	163,107
BASF SE:
0.88%, 11/15/2027	EUR	100,000	107,857
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	225,705
BMW Finance NV:
Series EMTN, 0.13%, 11/29/2021	EUR	100,000	107,204
Series EMTN, 0.50%, 11/22/2022	EUR	100,000	106,345
Series EMTN, 0.63%, 10/6/2023	EUR	200,000	211,494
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	106,057
BMW US Capital LLC:
Series EMTN, 0.63%, 4/20/2022	EUR	300,000	324,063
Series EMTN, 1.13%, 9/18/2021	EUR	200,000	217,753
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	213,589
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	102,354
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	105,891
Series EMTN, 1.00%, 3/4/2026	EUR	400,000	424,299
Daimler AG:
Series EMTN, 0.85%, 2/28/2025	EUR	400,000	414,080
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	197,709
Series EMTN, 1.13%, 11/6/2031	EUR	200,000	177,789
Series EMTN, 1.38%, 5/11/2028 (b)	EUR	100,000	100,544
Security Description		Principal Amount	Value
Series EMTN, 1.40%, 1/12/2024	EUR	293,000	$316,519
Series EMTN, 1.50%, 3/9/2026	EUR	100,000	106,071
Series EMTN, 1.50%, 7/3/2029	EUR	200,000	194,466
Series EMTN, 2.13%, 7/3/2037	EUR	250,000	230,887
Daimler International Finance B.V.:
Series EMTN, 0.25%, 5/11/2022	EUR	200,000	213,775
Series EMTN, 0.88%, 4/9/2024	EUR	200,000	209,276
Series EMTN, 1.00%, 11/11/2025	EUR	300,000	308,506
Deutsche Bank AG:
Series EMTN, 1.13%, 3/17/2025	EUR	900,000	859,135
Series EMTN, 1.25%, 9/8/2021	EUR	300,000	317,532
Series EMTN, 1.50%, 1/20/2022	EUR	200,000	209,576
Series EMTN, 1.63%, 1/20/2027	EUR	100,000	92,223
Series EMTN, 2.38%, 1/11/2023	EUR	300,000	315,971
Deutsche Telekom AG Series EMTN, 0.50%, 7/5/2027	EUR	200,000	207,175
Deutsche Telekom International Finance B.V.:
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	386,899
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	226,869
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	177,118
Series EMTN, 6.50%, 4/8/2022	GBP	40,000	53,987
Series EMTN, 6.50%, 4/8/2022	GBP	100,000	134,969
E.ON International Finance B.V.:
Series EMTN, 5.88%, 10/30/2037	GBP	150,000	255,528
Series EMTN, 6.38%, 6/7/2032	GBP	120,000	201,950
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	188,040
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	106,817
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	273,632
innogy Finance B.V.:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	$89,322
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	243,923
Series EMTN, 6.50%, 8/10/2021	EUR	100,000	118,615
Linde Finance B.V. Series EMTN, 0.25%, 1/18/2022	EUR	100,000	108,988
SAP SE:
1.25%, 3/10/2028	EUR	100,000	112,899
1.63%, 3/10/2031	EUR	300,000	344,592
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	174,624
Siemens Financieringsmaatschappij NV:
0.13%, 9/5/2029	EUR	400,000	397,336
Series EMTN, 1.75%, 3/12/2021	EUR	150,000	166,633
Series EMTN, 2.88%, 3/10/2028	EUR	200,000	250,160
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	300,000	313,876
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	53,093
1.13%, 10/2/2023	EUR	200,000	211,725
Series EMTN, 1.63%, 1/16/2030	EUR	200,000	195,094
Series 10Y, 1.88%, 3/30/2027	EUR	700,000	729,301
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	208,062
Series EMTN, 1.38%, 1/20/2025	EUR	300,000	311,294
Series EMTN, 2.38%, 9/6/2022	EUR	300,000	332,572
Series EMTN, 2.63%, 1/15/2024	EUR	335,000	370,736
Vonovia Finance B.V. Series EMTN, 2.25%, 12/15/2023	EUR	100,000	112,976
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	202,598
0.84%, 9/25/2025	EUR	100,000	95,219
1.33%, 9/25/2028	EUR	200,000	170,627
1.82%, 9/25/2031	EUR	100,000	82,081
			14,518,865
HONG KONG — 0.2%
Hutchison Whampoa Finance 14, Ltd. 1.38%, 10/31/2021	EUR	200,000	221,960
Security Description		Principal Amount	Value
IRELAND — 0.3%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	$163,659
1.50%, 9/27/2026	EUR	250,000	276,015
			439,674
ITALY — 4.4%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	250,000	313,746
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024	EUR	100,000	104,541
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	217,933
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	216,413
Series EMTN, 1.50%, 7/21/2025	EUR	200,000	222,654
Series EMTN, 1.97%, 1/27/2025	EUR	250,000	283,552
Series EMTN, 5.00%, 9/14/2022	EUR	150,000	181,102
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	70,225
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	401,012
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	117,049
Series EMTN, 3.63%, 1/29/2029	EUR	300,000	381,083
Series EMTN, 3.75%, 9/12/2025	EUR	350,000	432,238
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024	EUR	100,000	102,865
Series EMTN, 1.13%, 3/4/2022	EUR	327,000	350,950
Series EMTN, 1.38%, 1/18/2024	EUR	100,000	105,118
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	297,738
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	192,879
Series EMTN, 2.00%, 6/18/2021	EUR	200,000	219,669
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	108,446
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	115,140
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	214,366
Terna Rete Elettrica Nazionale SpA:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.88%, 2/2/2022	EUR	248,000	$272,644
Series EMTN, 1.00%, 7/23/2023	EUR	200,000	219,612
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	220,133
UniCredit SpA:
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	98,954
Series EMTN, 2.00%, 3/4/2023	EUR	357,000	388,245
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	105,715
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	400,000	412,391
			6,366,413
JAPAN — 1.4%
Panasonic Corp. Series 17, 0.47%, 9/18/2026	JPY	100,000,000	930,786
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	200,000	186,399
1.55%, 6/15/2026	EUR	200,000	211,411
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 1.13%, 11/21/2022	EUR	200,000	218,928
Series REGS, 2.25%, 11/21/2026	EUR	100,000	115,081
Series REGS, 3.00%, 11/21/2030	EUR	300,000	343,291
			2,005,896
LUXEMBOURG — 2.1%
ArcelorMittal Series EMTN, 2.25%, 1/17/2024	EUR	200,000	196,456
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	100,000	106,547
1.13%, 10/17/2028	EUR	400,000	405,417
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	106,264
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	100,000	106,926
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	300,000	304,019
Medtronic Global Holdings Co. Series 0000, 0.38%, 3/7/2023	EUR	200,000	215,541
Medtronic Global Holdings SCA:
Security Description		Principal Amount	Value
0.01%, 3/7/2021	EUR	200,000	$217,368
1.63%, 3/7/2031	EUR	200,000	217,490
2.25%, 3/7/2039	EUR	200,000	223,435
Novartis Finance SA:
Series ., 0.01%, 3/31/2021	EUR	200,000	218,062
0.13%, 9/20/2023	EUR	200,000	216,041
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	107,695
1.50%, 3/26/2030	EUR	200,000	213,115
2.00%, 3/26/2038	EUR	200,000	206,687
			3,061,063
MEXICO — 0.4%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	208,732
3.00%, 7/12/2021	EUR	100,000	112,432
4.38%, 8/7/2041	GBP	100,000	147,206
Fomento Economico Mexicano SAB de CV 1.75%, 3/20/2023	EUR	100,000	110,166
			578,536
NETHERLANDS — 9.2%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	322,556
Series EMTN, 1.00%, 4/16/2025	EUR	343,000	372,695
Series EMTN, 2.50%, 11/29/2023	EUR	300,000	344,681
Series EMTN, 4.13%, 3/28/2022	EUR	260,000	302,293
ASML Holding NV 1.38%, 7/7/2026	EUR	100,000	112,817
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	200,000	219,465
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	108,079
1.50%, 6/26/2026	EUR	300,000	324,185
BMW Finance NV:
Series EMTN, 0.38%, 7/10/2023	EUR	457,000	479,834
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	312,010
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	108,284
Series EMTN, 0.63%, 2/27/2024	EUR	100,000	105,422
Series GMTN, 0.75%, 8/29/2023	EUR	200,000	212,976
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	100,371
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	332,420

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	$111,461
Series GMTN, 2.25%, 3/23/2022	GBP	50,000	61,638
Series EMTN, 2.38%, 5/22/2023	EUR	200,000	228,353
Series GMTN, 4.00%, 1/11/2022	EUR	200,000	231,330
4.13%, 7/14/2025	EUR	350,000	442,710
Series EMTN, 4.38%, 6/7/2021	EUR	300,000	342,885
Series EMTN, 4.75%, 6/6/2022	EUR	500,000	593,304
Daimler International Finance B.V. Series EMTN, 0.25%, 8/9/2021	EUR	400,000	432,156
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	450,000	489,924
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	109,717
Series EMTN, 1.38%, 1/30/2027	EUR	200,000	220,974
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	219,556
Enel Finance International NV 1.38%, 6/1/2026	EUR	300,000	330,849
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	108,364
ING Bank NV:
Series GMTN, 0.01%, 4/8/2022	EUR	200,000	214,520
Series EMTN, 4.50%, 2/21/2022	EUR	400,000	466,403
ING Groep NV:
Series EMTN, 0.75%, 3/9/2022	EUR	200,000	215,040
Series EMTN, 1.00%, 9/20/2023	EUR	200,000	212,994
Series EMTN, 1.13%, 2/14/2025	EUR	100,000	105,074
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	205,798
Series EMTN, 2.00%, 9/20/2028	EUR	300,000	321,611
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	111,053
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	242,170
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (a)	EUR	200,000	200,715
innogy Finance B.V. Series EMTN, 1.50%, 7/31/2029	EUR	100,000	111,036
Security Description		Principal Amount	Value
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	$219,901
LeasePlan Corp. NV 0.13%, 9/13/2023	EUR	200,000	204,553
Naturgy Finance B.V. Series EMTN, 1.38%, 1/19/2027	EUR	100,000	111,424
Shell International Finance B.V.:
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	212,243
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	104,121
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	88,814
Series EMTN, 1.00%, 4/6/2022	EUR	100,000	109,589
Series EMTN, 1.25%, 5/12/2028	EUR	400,000	435,178
Series EMTN, 1.63%, 3/24/2021	EUR	200,000	221,934
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	336,094
Series EMTN, 1.88%, 9/15/2025	EUR	200,000	227,116
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	117,520
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.38%, 9/6/2023	EUR	200,000	217,949
Series EMTN, 1.38%, 9/6/2030	EUR	500,000	552,586
Vonovia Finance B.V. 1.25%, 12/6/2024	EUR	200,000	217,352
			13,464,097
NORWAY — 0.3%
DNB Bank ASA Series EMTN, 4.25%, 1/18/2022	EUR	400,000	466,132
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 2.63%, 1/18/2022	EUR	127,000	143,785
SPAIN — 5.9%
Abertis Infraestructuras SA:
1.38%, 5/20/2026	EUR	100,000	100,475
Series EMTN, 2.38%, 9/27/2027	EUR	200,000	209,582
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	104,053
Banco Bilbao Vizcaya Argentaria SA:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.38%, 11/15/2026	EUR	200,000	$201,410
Series GMTN, 0.63%, 1/17/2022	EUR	400,000	434,105
Series GMTN, 0.75%, 9/11/2022	EUR	100,000	106,540
1.00%, 6/21/2026	EUR	400,000	403,994
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	104,583
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	106,046
Series EMTN, 1.75%, 5/10/2024	EUR	300,000	304,964
Banco Santander SA:
Series EMTN, 0.25%, 6/19/2024	EUR	200,000	209,241
Series EMTN, 1.13%, 1/17/2025	EUR	500,000	524,173
1.38%, 2/9/2022	EUR	100,000	108,702
Series EMTN, 1.38%, 12/14/2022	EUR	300,000	330,645
1.38%, 7/31/2024	GBP	200,000	232,717
CaixaBank SA:
Series EMTN, 1.13%, 1/12/2023	EUR	400,000	422,303
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	214,092
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	209,909
Series EMTN, 1.38%, 6/19/2026	EUR	300,000	300,241
Series EMTN, 2.38%, 2/1/2024	EUR	200,000	216,232
Criteria Caixa SAU Series EMTN, 1.63%, 4/21/2022	EUR	100,000	109,731
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	200,000	220,582
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	110,426
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	109,913
Repsol International Finance B.V. Series EMTN, 3.63%, 10/7/2021	EUR	100,000	114,116
Santan Consumer Finance Series EMTN, 1.00%, 2/27/2024	EUR	100,000	107,416
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	104,359
0.88%, 1/24/2022	EUR	400,000	435,610
Series EMTN, 1.00%, 5/26/2021	EUR	100,000	109,551
Security Description		Principal Amount	Value
Telefonica Emisiones SA:
Series EMTN, 0.75%, 4/13/2022	EUR	200,000	$218,205
Series EMTN, 1.07%, 2/5/2024	EUR	200,000	220,122
Series EMTN, 1.45%, 1/22/2027	EUR	100,000	110,107
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	332,098
Series EMTN, 1.48%, 9/14/2021	EUR	100,000	110,667
Series EMTN, 1.50%, 9/11/2025	EUR	100,000	111,219
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	335,078
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	334,527
Series EMTN, 1.79%, 3/12/2029	EUR	100,000	110,139
Series EMTN, 2.24%, 5/27/2022	EUR	200,000	225,249
Series GMTN, 3.96%, 3/26/2021	EUR	200,000	226,238
			8,599,360
SWEDEN — 1.5%
Nordea Bank Abp:
Series EMTN, 1.00%, 2/22/2023	EUR	200,000	220,049
Series EMTN, 1.13%, 2/12/2025	EUR	200,000	220,298
Skandinaviska Enskilda Banken AB:
0.05%, 7/1/2024	EUR	200,000	210,790
Series EMTN, 0.63%, 11/12/2029 (b)	EUR	300,000	281,639
Series GMTN, 0.75%, 8/24/2021	EUR	200,000	218,872
Svenska Handelsbanken AB:
Series EMTN, 0.25%, 2/28/2022	EUR	200,000	217,290
Series EMTN, 1.13%, 12/14/2022	EUR	400,000	442,356
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	228,396
Series EMTN, 4.38%, 10/20/2021	EUR	100,000	115,679
			2,155,369
SWITZERLAND — 3.0%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	108,933
Series EMTN, 1.38%, 1/31/2022	EUR	300,000	329,726
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	330,854
Credit Suisse Group AG:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	300,000	$311,729
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	400,000	396,636
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (a)	GBP	100,000	117,302
Credit Suisse Group Funding Guernsey, Ltd.:
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	124,475
Series EMTN, 1.25%, 4/14/2022	EUR	255,000	273,589
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	300,000	307,822
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	111,848
Roche Holdings, Inc. Series EMTN, 6.50%, 3/4/2021	EUR	150,000	173,820
UBS AG:
Series EMTN, 0.25%, 1/10/2022	EUR	200,000	215,636
Series EMTN, 0.63%, 1/23/2023	EUR	200,000	215,808
Series EMTN, 1.25%, 9/3/2021	EUR	300,000	330,606
UBS Group Funding Switzerland AG:
Series EMTN, 1.25%, 9/1/2026	EUR	300,000	311,461
1.50%, 11/30/2024	EUR	300,000	322,134
1.75%, 11/16/2022	EUR	300,000	327,204
			4,309,583
UNITED KINGDOM — 11.1%
Barclays PLC:
Series EMTN, 1.88%, 3/23/2021	EUR	200,000	219,347
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	106,443
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	120,870
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	117,324
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	325,553
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	400,000	406,052
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (a)	GBP	200,000	240,414
Security Description		Principal Amount	Value
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	$201,112
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	154,366
Series EMTN, 5.13%, 12/1/2025	GBP	150,000	209,245
BP Capital Markets PLC:
Series EMTN, 1.11%, 2/16/2023	EUR	300,000	327,134
Series EMTN, 1.23%, 5/8/2031	EUR	100,000	98,717
Series EMTN, 1.37%, 3/3/2022	EUR	200,000	220,543
Series EMTN, 1.53%, 9/26/2022	EUR	200,000	219,599
Series EMTN, 1.57%, 2/16/2027	EUR	500,000	538,324
Series EMTN, 2.97%, 2/27/2026	EUR	100,000	117,512
British Telecommunications PLC:
Series EMTN, 0.63%, 3/10/2021	EUR	100,000	109,178
Series EMTN, 1.00%, 11/21/2024	EUR	100,000	108,050
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	216,016
Series EMTN, 1.75%, 3/10/2026	EUR	400,000	441,855
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	122,284
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	242,614
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	150,000	259,406
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	195,074	259,779
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	111,318
Series EMTN, 1.38%, 12/2/2024	EUR	150,000	168,482
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	161,284
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	280,884
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	179,603
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	195,488
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	141,134

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series REGS, 5.23%, 2/15/2023	GBP	100,000	$131,193
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	161,518
Series REGS, 6.45%, 12/10/2031	GBP	200,000	319,504
Series EMTN, 6.75%, 12/3/2028	GBP	100,000	148,638
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	416,181
Series EMTN, 1.50%, 3/15/2022	EUR	300,000	326,021
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	333,107
2.63%, 8/16/2028	GBP	200,000	241,834
1 year GBP Swap + 0.94%, 2.18%, 6/27/2023 (a)	GBP	100,000	121,632
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (a)	GBP	300,000	356,381
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	100,000	121,924
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (a)	EUR	250,000	268,447
Imperial Brands Finance PLC Series EMTN, 9.00%, 2/17/2022	GBP	100,000	136,074
Lloyds Bank PLC:
Series EMTN, 1.00%, 11/19/2021	EUR	100,000	109,434
Series EMTN, 6.50%, 9/17/2040	GBP	90,000	160,454
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	412,201
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	239,282
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (a)	EUR	500,000	521,477
Logicor 2019-1 UK PLC 1.88%, 11/17/2026	GBP	100,000	119,475
Nationwide Building Society 3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	200,000	208,898
Royal Bank of Scotland Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	241,466
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	100,000	120,408
Series EMTN, 3 Month USD LIBOR - 2.04%, 2.00%, 3/8/2023 (a)	EUR	300,000	324,089
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	500,000	$516,415
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	100,000	105,623
Sky Ltd.:
Series EMTN, 1.50%, 9/15/2021	EUR	322,000	355,988
Series EMTN, 2.50%, 9/15/2026	EUR	100,000	119,314
Standard Chartered PLC Series EMTN, 1.63%, 6/13/2021	EUR	200,000	218,416
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	269,049
University of Oxford 2.54%, 12/8/2117	GBP	150,000	215,149
Vodafone Group PLC:
Series EMTN, 0.38%, 11/22/2021	EUR	200,000	218,269
Series EMTN, 1.13%, 11/20/2025	EUR	100,000	109,303
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	105,484
1.63%, 11/24/2030	EUR	100,000	106,681
Series EMTN, 1.75%, 8/25/2023	EUR	300,000	337,533
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	170,795
Series EMTN, 2.20%, 8/25/2026	EUR	228,000	263,430
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	164,347
Series EMTN, 3.38%, 8/8/2049 (b)	GBP	100,000	117,447
Series EMTN, 4.65%, 1/20/2022	EUR	100,000	117,417
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	138,137
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	100,000	134,900
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	159,195
			16,102,460
UNITED STATES — 26.0%
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	235,009
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	100,000	107,692
2.20%, 6/15/2027	EUR	200,000	212,759
3.13%, 6/15/2031 (b)	EUR	200,000	215,077

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
American Express Credit Corp. 0.63%, 11/22/2021	EUR	200,000	$216,742
American Honda Finance Corp. 0.35%, 8/26/2022	EUR	100,000	106,643
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	105,043
Amgen, Inc.:
1.25%, 2/25/2022	EUR	200,000	220,088
4.00%, 9/13/2029	GBP	100,000	134,568
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	102,252
0.88%, 5/24/2025	EUR	100,000	110,746
Series EMTN, 1.00%, 11/10/2022	EUR	100,000	111,032
Series EMTN, 1.00%, 11/10/2022	EUR	250,000	277,580
1.38%, 1/17/2024	EUR	100,000	112,857
1.38%, 5/24/2029	EUR	300,000	341,572
1.63%, 11/10/2026	EUR	300,000	346,718
2.00%, 9/17/2027	EUR	100,000	118,750
3.05%, 7/31/2029	GBP	100,000	138,009
Series MTN, 3.70%, 8/28/2022	AUD	150,000	96,235
AT&T, Inc.:
0.80%, 3/4/2030	EUR	100,000	96,303
1.30%, 9/5/2023	EUR	200,000	220,485
1.45%, 6/1/2022	EUR	400,000	442,457
2.35%, 9/5/2029	EUR	200,000	225,757
2.40%, 3/15/2024	EUR	400,000	457,071
2.45%, 3/15/2035	EUR	100,000	104,406
2.50%, 3/15/2023	EUR	200,000	228,311
2.65%, 12/17/2021	EUR	100,000	112,666
3.15%, 9/4/2036	EUR	303,000	338,680
3.50%, 12/17/2025	EUR	100,000	122,096
3.55%, 12/17/2032	EUR	300,000	366,555
4.38%, 9/14/2029	GBP	50,000	68,526
4.88%, 6/1/2044	GBP	450,000	655,228
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	180,829
Bank of America Corp.:
Series EMTN, 0.75%, 7/26/2023	EUR	200,000	212,452
Series EMTN, 1.38%, 9/10/2021	EUR	200,000	219,044
Series EMTN, 1.63%, 9/14/2022	EUR	200,000	218,734
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	119,866
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	385,956
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	96,362
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	200,000	213,310
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	300,000	$306,519
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	500,000	536,724
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	200,000	217,040
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	246,483
2.63%, 6/19/2059	GBP	100,000	128,077
Berkshire Hathaway, Inc.:
1.13%, 3/16/2027	EUR	300,000	325,548
1.30%, 3/15/2024	EUR	50,000	55,280
1.63%, 3/16/2035	EUR	200,000	211,883
Booking Holdings, Inc.:
0.80%, 3/10/2022	EUR	100,000	105,686
0.80%, 3/10/2022	EUR	100,000	105,686
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	212,584
1.25%, 4/10/2029	EUR	200,000	202,331
Series EMTN, 1.38%, 10/27/2021	EUR	200,000	218,852
Series EMTN, 1.50%, 10/26/2028	EUR	200,000	207,889
1.75%, 1/28/2025	EUR	450,000	490,336
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	112,221
2.75%, 1/24/2024	GBP	100,000	123,367
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	300,000	319,978
Coca-Cola Co.:
0.13%, 9/22/2022	EUR	100,000	108,044
0.75%, 3/9/2023	EUR	500,000	548,067
1.13%, 3/9/2027	EUR	200,000	217,944
1.63%, 3/9/2035	EUR	200,000	216,898
1.88%, 9/22/2026	EUR	100,000	115,039
Comcast Corp.:
0.75%, 2/20/2032	EUR	100,000	98,513
1.88%, 2/20/2036	GBP	100,000	114,587
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	200,000	202,724
0.45%, 3/18/2028	EUR	100,000	98,112
0.75%, 9/18/2031	EUR	300,000	286,158
1.35%, 9/18/2039	EUR	200,000	180,309
Digital Euro Finco LLC 2.50%, 1/16/2026	EUR	100,000	110,544
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	91,494
Equinix, Inc. 2.88%, 10/1/2025	EUR	300,000	312,716
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	207,255

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	$107,919
1.50%, 5/21/2027	EUR	300,000	319,493
2.00%, 5/21/2030	EUR	200,000	215,193
GE Capital European Funding:
Series EMTN, 0.80%, 1/21/2022	EUR	100,000	107,148
Series EMTN, 2.63%, 3/15/2023	EUR	100,000	110,273
General Electric Co.:
0.38%, 5/17/2022	EUR	300,000	315,058
0.88%, 5/17/2025	EUR	400,000	397,888
1.25%, 5/26/2023	EUR	200,000	210,566
2.13%, 5/17/2037	EUR	200,000	167,130
Goldman Sachs Group Inc Series EMTN, 2.00%, 11/1/2028	EUR	300,000	320,748
Goldman Sachs Group, Inc.:
Series EMTN, 1.38%, 5/15/2024	EUR	300,000	322,807
Series EMTN, 1.63%, 7/27/2026	EUR	500,000	531,596
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	329,193
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	109,834
Series EMTN, 2.50%, 10/18/2021	EUR	100,000	111,168
Series EMTN, 3.00%, 2/12/2031	EUR	200,000	231,044
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	226,992
Series EMTN, 4.25%, 1/29/2026	GBP	300,000	382,430
Honeywell International, Inc.:
1.30%, 2/22/2023	EUR	100,000	111,346
1.30%, 2/22/2023	EUR	100,000	111,346
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	204,106
0.50%, 9/7/2021	EUR	300,000	328,494
0.65%, 2/11/2032	EUR	300,000	293,462
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	109,234
0.95%, 5/23/2025	EUR	100,000	109,757
1.25%, 5/26/2023	EUR	230,000	256,076
1.25%, 1/29/2027	EUR	200,000	221,291
1.50%, 5/23/2029	EUR	200,000	222,726
1.75%, 1/31/2031	EUR	100,000	112,875
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	120,927
Johnson & Johnson:
0.25%, 1/20/2022	EUR	100,000	109,587
1.65%, 5/20/2035	EUR	300,000	341,357
JPMorgan Chase & Co.:
Security Description		Principal Amount	Value
Series EMTN, 0.63%, 1/25/2024	EUR	200,000	$211,268
Series EMTN, 1.38%, 9/16/2021	EUR	100,000	109,679
Series EMTN, 1.50%, 10/26/2022	EUR	200,000	219,394
Series EMTN, 1.50%, 10/26/2022	EUR	200,000	219,394
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	108,665
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	108,033
Series EMTN, 2.75%, 8/24/2022	EUR	400,000	451,771
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	226,436
Series EMTN, 2.88%, 5/24/2028 (b)	EUR	200,000	234,768
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	400,000	419,181
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	500,000	530,093
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	400,000	394,465
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	100,000	97,796
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	200,000	215,275
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	100,000	109,682
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	100,000	104,004
1.13%, 3/7/2027	EUR	200,000	215,550
1.50%, 7/2/2039	EUR	200,000	199,499
1.75%, 7/2/2049	EUR	100,000	94,035
Merck & Co., Inc.:
1.13%, 10/15/2021	EUR	100,000	110,037
1.88%, 10/15/2026	EUR	200,000	232,461
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	208,667
Microsoft Corp.:
2.13%, 12/6/2021	EUR	250,000	281,046
3.13%, 12/6/2028	EUR	300,000	395,152
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	107,473
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	52,133
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	327,386

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series GMTN, 1.75%, 1/30/2025	EUR	200,000	$216,962
1.88%, 3/30/2023	EUR	200,000	219,175
Series GMTN, 1.88%, 4/27/2027	EUR	400,000	432,045
Series GMTN, 2.38%, 3/31/2021	EUR	200,000	220,990
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	118,000
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (a)	EUR	240,000	251,642
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	104,536
Mylan NV Series ., 2.25%, 11/22/2024	EUR	200,000	219,345
Pfizer, Inc.:
0.25%, 3/6/2022	EUR	100,000	109,461
Series REGS, 2.74%, 6/15/2043	GBP	200,000	250,976
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	116,675
Priceline Group, Inc.:
1.80%, 3/3/2027	EUR	200,000	206,817
2.38%, 9/23/2024	EUR	100,000	109,927
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	200,000	223,983
2.00%, 8/16/2022	EUR	100,000	113,615
4.88%, 5/11/2027	EUR	100,000	140,473
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	48,000	51,659
Series EMTN, 1.88%, 10/1/2049	EUR	200,000	172,020
Toyota Motor Credit Corp.:
Series EMTN, 0.75%, 7/21/2022	EUR	300,000	325,463
Series EMTN, 1.00%, 9/10/2021	EUR	100,000	109,719
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	210,978
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	100,000	108,110
0.88%, 4/8/2027	EUR	100,000	105,110
1.25%, 4/8/2030	EUR	300,000	311,437
1.38%, 10/27/2026	EUR	100,000	108,976
1.38%, 11/2/2028	EUR	100,000	107,309
2.63%, 12/1/2031	EUR	200,000	233,206
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	222,902
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	301,346
3.38%, 10/27/2036	GBP	100,000	131,196
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	175,440
Security Description		Principal Amount	Value
5.25%, 9/28/2035	GBP	168,000	$294,978
5.63%, 3/27/2034	GBP	100,000	176,877
Wells Fargo & Co.:
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	308,168
Series EMTN, 1.13%, 10/29/2021	EUR	200,000	217,297
Series EMTN, 1.38%, 10/26/2026	EUR	300,000	315,452
Series EMTN, 1.50%, 9/12/2022	EUR	200,000	218,151
Series EMTN, 1.50%, 5/24/2027	EUR	600,000	634,813
Series EMTN, 1.63%, 6/2/2025	EUR	150,000	161,994
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	118,262
Series EMTN, 2.00%, 4/27/2026	EUR	300,000	330,186
Series EMTN, 2.13%, 4/22/2022	GBP	100,000	122,657
Series EMTN, 2.25%, 5/2/2023	EUR	100,000	111,230
Series EMTN, 2.63%, 8/16/2022	EUR	250,000	278,865
4.63%, 11/2/2035	GBP	150,000	214,165
ZF North America Capital, Inc. 2.75%, 4/27/2023	EUR	100,000	100,149
			37,914,498
TOTAL CORPORATE BONDS & NOTES (Cost $160,405,994)			144,107,261
	Shares
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c) (d)	34,248	34,248
State Street Navigator Securities Lending Portfolio II (e) (f)	1,011,039	1,011,039
TOTAL SHORT-TERM INVESTMENTS (Cost $1,045,287)		1,045,287
TOTAL INVESTMENTS — 99.7% (Cost $161,451,281)		145,152,548
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		482,552
NET ASSETS — 100.0%		$145,635,100
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$144,107,261	$—	$144,107,261
Short-Term Investments	1,045,287	—	—	1,045,287
TOTAL INVESTMENTS	$1,045,287	$144,107,261	$—	$145,152,548
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	45,509	$45,509	$376,135	$387,396	$—	$—	34,248	$34,248	$152
State Street Navigator Securities Lending Portfolio II	—	—	4,458,185	3,447,146	—	—	1,011,039	1,011,039	1,155
Total		$45,509	$4,834,320	$3,834,542	$—	$—		$1,045,287	$1,307
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 4.1%
Australia Government Bond:
Series 158, 1.25%, 5/21/2032	AUD	600,000	$383,591
Series 157, 1.50%, 6/21/2031	AUD	1,952,000	1,281,635
Series 151, 2.00%, 12/21/2021	AUD	1,920,000	1,210,763
Series 153, 2.25%, 11/21/2022	AUD	1,795,000	1,156,521
Series 149, 2.25%, 5/21/2028	AUD	2,930,000	2,018,315
Series 155, 2.50%, 5/21/2030	AUD	3,030,000	2,167,126
Series 137, 2.75%, 4/21/2024	AUD	3,110,000	2,088,485
Series 148, 2.75%, 11/21/2027	AUD	1,650,000	1,171,669
Series 148, 2.75%, 11/21/2027	AUD	1,490,000	1,058,052
Series 152, 2.75%, 11/21/2028	AUD	2,745,000	1,970,082
Series 154, 2.75%, 11/21/2029	AUD	3,015,000	2,189,682
Series 145, 2.75%, 6/21/2035	AUD	874,000	654,775
Series 156, 2.75%, 5/21/2041	AUD	575,000	427,814
Series 150, 3.00%, 3/21/2047	AUD	1,455,000	1,155,941
Series 139, 3.25%, 4/21/2025	AUD	3,132,000	2,187,441
Series 138, 3.25%, 4/21/2029	AUD	3,145,000	2,352,183
Series 147, 3.25%, 6/21/2039	AUD	1,025,000	816,794
Series 144, 3.75%, 4/21/2037	AUD	1,386,000	1,159,595
Series 142, 4.25%, 4/21/2026	AUD	3,615,000	2,707,033
Series 140, 4.50%, 4/21/2033	AUD	1,560,000	1,375,613
Series 136, 4.75%, 4/21/2027	AUD	3,335,000	2,634,380
Series 133, 5.50%, 4/21/2023	AUD	2,705,000	1,919,067
Series 124, 5.75%, 5/15/2021	AUD	2,740,000	1,780,034
Series 128, 5.75%, 7/15/2022	AUD	2,655,000	1,828,761
			37,695,352
AUSTRIA — 3.2%
Austria Government Bond:
Security Description		Principal Amount	Value
Zero Coupon, 9/20/2022 (a)	EUR	790,000	$878,833
Zero Coupon, 7/15/2023 (a)	EUR	965,000	1,074,253
Zero Coupon, 7/15/2024 (a)	EUR	350,000	389,737
0.50%, 4/20/2027 (a)	EUR	990,000	1,135,528
0.50%, 2/20/2029 (a)	EUR	1,050,000	1,206,984
0.75%, 10/20/2026 (a)	EUR	1,330,000	1,550,351
0.75%, 2/20/2028 (a)	EUR	1,205,000	1,408,364
1.20%, 10/20/2025 (a)	EUR	1,210,000	1,437,897
1.50%, 2/20/2047 (a)	EUR	765,000	1,045,636
1.50%, 11/2/2086 (a)	EUR	310,000	447,600
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,200,000	1,436,481
1.75%, 10/20/2023 (a)	EUR	1,250,000	1,477,434
2.10%, 9/20/2117 (a)	EUR	680,000	1,258,811
2.40%, 5/23/2034 (a)	EUR	985,000	1,404,242
3.15%, 6/20/2044 (a)	EUR	786,000	1,405,035
3.40%, 11/22/2022 (a)	EUR	1,152,000	1,396,846
3.50%, 9/15/2021 (a)	EUR	1,720,000	1,998,529
3.65%, 4/20/2022 (a)	EUR	954,000	1,136,873
3.80%, 1/26/2062 (a)	EUR	417,000	984,454
4.15%, 3/15/2037 (a)	EUR	1,385,000	2,490,747
4.85%, 3/15/2026 (a)	EUR	1,030,000	1,477,901
6.25%, 7/15/2027	EUR	975,000	1,566,819
Republic of Austria Government Bond Zero Coupon, 2/20/2030 (a)	EUR	150,000	164,348
			28,773,703
BELGIUM — 4.5%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	955,000	1,069,492
Series 82, 0.50%, 10/22/2024 (a)	EUR	970,000	1,101,648
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,501,000	1,735,086
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,450,000	1,692,488
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,552,000	1,821,109
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,350,000	1,603,847
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,390,000	1,633,621
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,180,000	1,417,410
Series 86, 1.25%, 4/22/2033	EUR	780,000	966,980
Series 84, 1.45%, 6/22/2037 (a)	EUR	595,000	754,717
Series 78, 1.60%, 6/22/2047 (a)	EUR	985,000	1,303,504
Series 88, 1.70%, 6/22/2050 (a)	EUR	600,000	812,957

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 76, 1.90%, 6/22/2038 (a)	EUR	960,000	$1,303,106
Series 80, 2.15%, 6/22/2066 (a)	EUR	490,000	775,911
Series 68, 2.25%, 6/22/2023	EUR	1,010,000	1,204,162
Series 83, 2.25%, 6/22/2057 (a)	EUR	446,000	697,744
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,326,000	1,635,019
Series 73, 3.00%, 6/22/2034 (a)	EUR	831,000	1,251,740
Series 71, 3.75%, 6/22/2045	EUR	895,000	1,674,489
Series 48, 4.00%, 3/28/2022	EUR	1,255,000	1,500,893
Series 66, 4.00%, 3/28/2032	EUR	847,000	1,350,727
Series 61, 4.25%, 9/28/2021 (a)	EUR	935,000	1,098,752
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,440,000	1,767,718
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,580,000	2,961,854
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,061,000	1,491,923
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,702,000	3,126,395
Series 31, 5.50%, 3/28/2028	EUR	2,017,000	3,202,518
Kingdom of Belgium Government Bond Series 90, 0.40%, 6/22/2040 (a)	EUR	200,000	209,428
			41,165,238
CANADA — 4.4%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,570,000	1,806,917
0.75%, 3/1/2021	CAD	2,119,000	1,493,163
0.75%, 9/1/2021	CAD	2,185,000	1,540,960
1.00%, 9/1/2022	CAD	2,230,000	1,586,107
1.00%, 6/1/2027	CAD	1,583,000	1,138,056
1.25%, 11/1/2021	CAD	1,640,000	1,166,453
1.25%, 3/1/2025	CAD	1,470,000	1,064,997
1.25%, 6/1/2030	CAD	963,000	706,667
1.50%, 8/1/2021	CAD	1,230,000	876,041
1.50%, 2/1/2022	CAD	700,000	501,402
1.50%, 5/1/2022	CAD	250,000	179,515
1.50%, 6/1/2023	CAD	1,585,000	1,147,456
1.50%, 9/1/2024	CAD	1,880,000	1,372,379
1.50%, 6/1/2026	CAD	1,540,000	1,137,935
1.75%, 5/1/2021	CAD	1,450,000	1,033,149
1.75%, 3/1/2023	CAD	2,362,000	1,718,708
2.00%, 9/1/2023	CAD	1,725,000	1,271,108
2.00%, 6/1/2028	CAD	1,540,000	1,195,765
2.00%, 12/1/2051	CAD	1,085,000	895,374
Security Description		Principal Amount	Value
2.25%, 3/1/2024	CAD	1,350,000	$1,009,415
2.25%, 6/1/2025	CAD	1,440,000	1,095,942
2.25%, 6/1/2029	CAD	1,435,000	1,144,391
2.50%, 6/1/2024	CAD	1,560,000	1,182,009
2.75%, 6/1/2022	CAD	1,520,000	1,120,241
2.75%, 12/1/2048	CAD	1,670,000	1,569,860
2.75%, 12/1/2064	CAD	535,000	558,244
3.25%, 6/1/2021	CAD	1,645,000	1,193,262
3.50%, 12/1/2045	CAD	1,805,000	1,869,231
4.00%, 6/1/2041	CAD	1,443,000	1,527,156
5.00%, 6/1/2037	CAD	1,380,000	1,549,389
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,236,765
5.75%, 6/1/2033	CAD	1,370,000	1,531,578
Series A55, 8.00%, 6/1/2023	CAD	390,000	337,803
Series VW17, 8.00%, 6/1/2027	CAD	550,000	583,112
Series A-76, 9.00%, 6/1/2025	CAD	330,000	330,079
			39,670,629
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
4.00%, 3/1/2023 (a)	CLP	255,000,000	319,617
4.50%, 3/1/2021	CLP	260,000,000	315,235
4.50%, 3/1/2026	CLP	395,000,000	506,035
4.70%, 9/1/2030 (a)	CLP	345,000,000	442,391
5.00%, 3/1/2035	CLP	445,000,000	579,543
5.10%, 7/15/2050	CLP	120,000,000	159,848
Series 30YR, 6.00%, 1/1/2043	CLP	375,000,000	559,051
			2,881,720
CHINA — 2.9%
China Government Bond:
Series 1814, 3.24%, 7/5/2021	CNY	11,250,000	1,613,374
Series 1827, 3.25%, 11/22/2028	CNY	36,000,000	5,289,078
Series 1823, 3.29%, 10/18/2023	CNY	90,400,000	13,195,823
Series 1824, 4.08%, 10/22/2048	CNY	38,000,000	6,067,624
			26,165,899
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	102,687
Series EMTN, 2.38%, 9/25/2028	EUR	200,000	241,659
Series EMTN, 2.75%, 6/27/2024	EUR	150,000	178,068

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	$126,191
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	134,962
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	132,068
Series EMTN, 3.88%, 5/6/2022	EUR	130,000	151,481
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	129,625
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	90,738
			1,287,479
CZECH REPUBLIC — 0.5%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	7,860,000	292,439
Series 97, 0.45%, 10/25/2023	CZK	5,700,000	222,583
Series 94, 0.95%, 5/15/2030	CZK	11,580,000	433,177
Series 95, 1.00%, 6/26/2026	CZK	10,420,000	405,553
Series 15Y, 2.00%, 10/13/2033	CZK	11,000,000	449,668
Series 89, 2.40%, 9/17/2025	CZK	10,940,000	460,720
Series 78, 2.50%, 8/25/2028	CZK	12,250,000	527,133
Series 105, 2.75%, 7/23/2029	CZK	10,370,000	452,619
Series 61, 3.85%, 9/29/2021	CZK	8,640,000	360,588
Series 49, 4.20%, 12/4/2036	CZK	6,030,000	326,574
Series 52, 4.70%, 9/12/2022	CZK	10,460,000	454,539
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	101,629
Series 58, 5.70%, 5/25/2024	CZK	9,410,000	445,770
			4,932,992
DENMARK — 1.1%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	1,690,000	253,524
Series 10Y, 0.50%, 11/15/2027	DKK	10,318,000	1,611,173
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	3,301,000	516,958
1.50%, 11/15/2023	DKK	7,635,000	1,203,370
1.75%, 11/15/2025	DKK	7,805,000	1,287,283
3.00%, 11/15/2021	DKK	6,965,000	1,081,828
4.50%, 11/15/2039	DKK	15,055,000	4,110,993
Security Description		Principal Amount	Value
7.00%, 11/10/2024	DKK	1,020,000	$202,129
			10,267,258
FINLAND — 1.3%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	535,000	594,534
Zero Coupon, 9/15/2023 (a)	EUR	595,000	663,459
Zero Coupon, 9/15/2024 (a)	EUR	355,000	396,467
0.13%, 4/15/2036 (a)	EUR	250,000	269,997
0.50%, 4/15/2026 (a)	EUR	531,000	608,670
0.50%, 9/15/2027 (a)	EUR	590,000	679,668
0.50%, 9/15/2028 (a)	EUR	478,000	551,245
0.50%, 9/15/2029 (a)	EUR	450,000	519,401
0.75%, 4/15/2031 (a)	EUR	510,000	606,822
0.88%, 9/15/2025 (a)	EUR	493,000	575,096
1.13%, 4/15/2034 (a)	EUR	515,000	639,929
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	389,000	534,040
1.50%, 4/15/2023 (a)	EUR	430,000	500,757
1.63%, 9/15/2022 (a)	EUR	640,000	740,133
2.00%, 4/15/2024 (a)	EUR	597,000	720,936
2.63%, 7/4/2042 (a)	EUR	541,000	888,757
2.75%, 7/4/2028 (a)	EUR	465,000	632,252
3.50%, 4/15/2021 (a)	EUR	650,000	743,471
4.00%, 7/4/2025 (a)	EUR	662,000	893,996
			11,759,630
FRANCE — 5.4%
France Government Bond OAT:
Zero Coupon, 5/25/2021	EUR	800,000	882,913
Zero Coupon, 2/25/2022	EUR	830,000	918,934
Zero Coupon, 5/25/2022	EUR	890,000	988,461
Zero Coupon, 3/25/2023	EUR	1,000,000	1,114,302
Zero Coupon, 3/25/2024	EUR	900,000	1,005,005
Zero Coupon, 3/25/2025	EUR	755,000	842,540
0.25%, 11/25/2026	EUR	970,000	1,096,348
0.50%, 5/25/2025	EUR	1,120,000	1,282,853
0.50%, 5/25/2026	EUR	900,000	1,033,505
0.50%, 5/25/2029	EUR	850,000	979,149
0.75%, 5/25/2028	EUR	970,000	1,139,475
0.75%, 11/25/2028	EUR	921,000	1,083,385
1.00%, 11/25/2025	EUR	720,000	847,866
1.00%, 5/25/2027	EUR	920,000	1,093,589
1.25%, 5/25/2034	EUR	785,000	976,460
1.25%, 5/25/2036 (a)	EUR	910,000	1,131,907
1.50%, 5/25/2031	EUR	1,245,000	1,581,301
1.50%, 5/25/2050 (a)	EUR	730,000	953,422
1.75%, 5/25/2023	EUR	1,155,000	1,358,052
1.75%, 11/25/2024	EUR	900,000	1,086,554
1.75%, 6/25/2039 (a)	EUR	550,000	741,753
1.75%, 5/25/2066 (a)	EUR	335,000	488,703
2.00%, 5/25/2048 (a)	EUR	735,000	1,060,633

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 10/25/2022	EUR	1,090,000	$1,283,087
2.25%, 5/25/2024	EUR	990,000	1,208,354
2.50%, 5/25/2030	EUR	1,145,000	1,574,410
2.75%, 10/25/2027	EUR	1,160,000	1,554,712
3.00%, 4/25/2022	EUR	1,090,000	1,284,903
3.25%, 10/25/2021	EUR	985,000	1,145,881
3.25%, 5/25/2045	EUR	735,000	1,285,019
3.50%, 4/25/2026	EUR	1,010,000	1,362,864
3.75%, 4/25/2021	EUR	700,000	803,014
4.00%, 10/25/2038	EUR	670,000	1,197,747
4.00%, 4/25/2055	EUR	495,000	1,067,150
4.00%, 4/25/2060	EUR	375,000	847,000
4.25%, 10/25/2023	EUR	1,250,000	1,606,224
4.50%, 4/25/2041	EUR	960,000	1,880,675
4.75%, 4/25/2035	EUR	815,000	1,480,843
5.50%, 4/25/2029	EUR	1,050,000	1,735,135
5.75%, 10/25/2032	EUR	896,000	1,667,289
6.00%, 10/25/2025	EUR	850,000	1,262,447
8.50%, 4/25/2023	EUR	310,000	435,025
French Republic Government Bond OAT:
Zero Coupon, 11/25/2029	EUR	550,000	603,765
0.75%, 5/25/2052 (a)	EUR	100,000	107,511
			49,080,165
GERMANY — 4.6%
Bundesobligation Series 181, Zero Coupon, 4/11/2025	EUR	300,000	340,152
Bundesrepublik Deutschland:
Zero Coupon, 6/11/2021	EUR	500,000	552,797
Zero Coupon, 9/10/2021	EUR	250,000	276,908
Zero Coupon, 12/10/2021	EUR	400,000	444,126
Zero Coupon, 8/15/2026	EUR	887,000	1,012,760
Zero Coupon, 8/15/2029	EUR	850,000	976,438
Zero Coupon, 8/15/2050	EUR	250,000	272,091
0.25%, 2/15/2027	EUR	900,000	1,047,271
0.25%, 8/15/2028 (b)	EUR	630,000	738,752
0.50%, 8/15/2027	EUR	970,000	1,152,311
0.50%, 2/15/2028	EUR	845,000	1,007,483
1.25%, 8/15/2048	EUR	640,000	949,901
Series 98, 4.75%, 7/4/2028	EUR	419,000	665,285
Series 08, 4.75%, 7/4/2040	EUR	100,000	220,826
Series 94, 6.25%, 1/4/2024	EUR	415,000	575,701
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 2/15/2030	EUR	350,000	402,109
Federal Republic of Germany:
Series 173, Zero Coupon, 4/9/2021	EUR	660,000	728,749
Security Description		Principal Amount	Value
Series 174, Zero Coupon, 10/8/2021	EUR	750,000	$831,370
Series 175, Zero Coupon, 4/8/2022	EUR	695,000	773,284
Series 176, Zero Coupon, 10/7/2022	EUR	710,000	792,891
Series 177, Zero Coupon, 4/14/2023	EUR	665,000	745,790
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	680,728
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	620,256
Series 180, Zero Coupon, 10/18/2024	EUR	300,000	339,330
0.25%, 2/15/2029	EUR	850,000	998,080
0.50%, 2/15/2025	EUR	898,000	1,042,602
0.50%, 2/15/2026	EUR	935,000	1,095,922
1.00%, 8/15/2024	EUR	815,000	961,193
1.00%, 8/15/2025	EUR	718,000	859,200
1.50%, 9/4/2022	EUR	720,000	832,811
1.50%, 2/15/2023	EUR	760,000	887,721
1.50%, 5/15/2023	EUR	695,000	815,940
1.50%, 5/15/2024	EUR	724,000	867,090
1.75%, 7/4/2022	EUR	800,000	926,720
1.75%, 2/15/2024	EUR	700,000	842,056
2.00%, 1/4/2022	EUR	750,000	862,460
2.00%, 8/15/2023	EUR	700,000	839,521
2.25%, 9/4/2021	EUR	650,000	742,591
2.50%, 7/4/2044	EUR	1,032,000	1,841,083
2.50%, 8/15/2046	EUR	1,025,000	1,874,633
3.25%, 7/4/2021	EUR	430,000	494,976
3.25%, 7/4/2042	EUR	550,000	1,060,569
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,404,624
Series 2007, 4.25%, 7/4/2039	EUR	550,000	1,128,419
Series 03, 4.75%, 7/4/2034	EUR	755,000	1,445,090
Series 08, 4.75%, 7/4/2040	EUR	425,000	938,513
Series 00, 5.50%, 1/4/2031	EUR	640,000	1,164,049
Series 98, 5.63%, 1/4/2028	EUR	513,000	839,417
Series 00, 6.25%, 1/4/2030	EUR	300,000	551,039
Series 97, 6.50%, 7/4/2027	EUR	450,000	753,489
			42,217,117
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,600,000	208,999
1.16%, 5/18/2022	HKD	1,050,000	136,997
1.25%, 6/29/2027	HKD	450,000	60,454
1.68%, 1/21/2026	HKD	300,000	40,979

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
1.89%, 3/2/2032	HKD	300,000	$43,462
1.97%, 1/17/2029	HKD	300,000	42,664
2.22%, 8/7/2024	HKD	1,050,000	144,638
2.46%, 8/4/2021	HKD	1,600,000	211,282
			889,475
HUNGARY — 0.4%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	50,800,000	153,902
Series 22/C, 1.50%, 8/24/2022	HUF	75,000,000	229,534
Series 22/B, 1.75%, 10/26/2022	HUF	142,520,000	438,310
Series 21/B, 2.50%, 10/27/2021	HUF	91,950,000	286,952
Series 24/C, 2.50%, 10/24/2024	HUF	26,000,000	82,285
Series 26/D, 2.75%, 12/22/2026	HUF	84,930,000	271,391
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	381,587
Series 27/A, 3.00%, 10/27/2027	HUF	149,260,000	478,856
Series 30/A, 3.00%, 8/21/2030	HUF	40,000,000	124,240
Series 38/A, 3.00%, 10/27/2038	HUF	6,500,000	18,535
Series 31/A, 3.25%, 10/22/2031	HUF	27,000,000	84,203
Series 25/B, 5.50%, 6/24/2025	HUF	88,720,000	320,553
Series 23/A, 6.00%, 11/24/2023	HUF	144,460,000	509,049
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	366,991
Series 22/A, 7.00%, 6/24/2022	HUF	104,500,000	360,386
			4,106,774
INDONESIA — 1.9%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	25,435,000,000	1,511,608
Series FR64, 6.13%, 5/15/2028	IDR	76,800,000,000	4,138,129
Series FR65, 6.63%, 5/15/2033	IDR	65,700,000,000	3,456,601
Series FR61, 7.00%, 5/15/2022	IDR	19,535,000,000	1,218,572
Series FR59, 7.00%, 5/15/2027	IDR	25,200,000,000	1,471,167
Series FR75, 7.50%, 5/15/2038	IDR	43,200,000,000	2,397,008
Series FR53, 8.25%, 7/15/2021	IDR	12,285,000,000	776,987
Security Description		Principal Amount	Value
Series FR70, 8.38%, 3/15/2024	IDR	31,500,000,000	$2,007,964
			16,978,036
IRELAND — 1.6%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	575,000	636,577
0.40%, 5/15/2035	EUR	400,000	435,152
0.80%, 3/15/2022	EUR	595,000	668,931
0.90%, 5/15/2028	EUR	849,000	997,934
1.00%, 5/15/2026	EUR	1,100,000	1,281,711
1.10%, 5/15/2029	EUR	900,000	1,076,796
1.30%, 5/15/2033	EUR	530,000	653,796
1.35%, 3/18/2031	EUR	539,000	663,219
1.50%, 5/15/2050	EUR	500,000	639,763
1.70%, 5/15/2037	EUR	635,000	828,035
2.00%, 2/18/2045	EUR	965,000	1,368,625
2.40%, 5/15/2030	EUR	1,150,000	1,549,728
3.40%, 3/18/2024	EUR	920,000	1,153,477
3.90%, 3/20/2023	EUR	715,000	883,197
5.40%, 3/13/2025	EUR	1,225,000	1,713,876
			14,550,817
ISRAEL — 0.8%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	620,000	176,670
Series 0421, 1.00%, 4/30/2021	ILS	1,640,000	467,226
Series 1122, 1.25%, 11/30/2022	ILS	1,130,000	326,107
Series 1123, 1.50%, 11/30/2023	ILS	1,790,000	523,777
Series 0825, 1.75%, 8/31/2025	ILS	2,354,000	700,621
Series 0327, 2.00%, 3/31/2027	ILS	1,490,000	452,560
Series 0928, 2.25%, 9/28/2028	ILS	1,850,000	575,130
Series 0324, 3.75%, 3/31/2024	ILS	1,767,000	562,350
Series 0347, 3.75%, 3/31/2047	ILS	1,685,000	632,691
Series 0323, 4.25%, 3/31/2023	ILS	2,069,000	649,791
Series 0122, 5.50%, 1/31/2022	ILS	1,957,500	605,065
Series 0142, 5.50%, 1/31/2042	ILS	2,305,000	1,069,000
Series 1026, 6.25%, 10/30/2026	ILS	1,970,000	748,945
Israel Government Bond - Fixed Series 0330, 1.00%, 3/31/2030	ILS	125,000	34,979
			7,524,912

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
ITALY — 5.0%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	270,000	$295,708
0.35%, 11/1/2021	EUR	525,000	576,262
0.35%, 2/1/2025	EUR	225,000	240,237
0.45%, 6/1/2021	EUR	345,000	379,282
0.65%, 10/15/2023	EUR	520,000	570,958
0.90%, 8/1/2022	EUR	870,000	963,604
0.95%, 3/1/2023	EUR	435,000	482,755
0.95%, 3/15/2023	EUR	615,000	682,772
1.00%, 7/15/2022	EUR	400,000	444,030
1.20%, 4/1/2022	EUR	585,000	651,416
1.25%, 12/1/2026	EUR	530,000	586,358
1.45%, 11/15/2024	EUR	410,000	461,479
1.45%, 5/15/2025	EUR	450,000	505,366
1.45%, 3/1/2036 (a)	EUR	250,000	255,903
1.60%, 6/1/2026	EUR	516,000	583,286
1.75%, 7/1/2024	EUR	150,000	170,804
1.85%, 5/15/2024	EUR	555,000	635,038
2.00%, 2/1/2028	EUR	805,000	931,899
2.05%, 8/1/2027	EUR	790,000	916,748
2.20%, 6/1/2027	EUR	685,000	802,576
2.25%, 9/1/2036 (a)	EUR	295,000	336,055
2.30%, 10/15/2021	EUR	465,000	525,484
Series 5Y, 2.45%, 10/1/2023	EUR	485,000	564,803
2.45%, 9/1/2033 (a)	EUR	490,000	579,958
Series CAC, 2.45%, 9/1/2050 (a)	EUR	50,000	55,279
2.50%, 11/15/2025	EUR	300,000	355,377
2.80%, 12/1/2028	EUR	640,000	782,380
2.80%, 3/1/2067 (a)	EUR	295,000	340,653
2.95%, 9/1/2038 (a)	EUR	389,000	478,483
3.00%, 8/1/2029	EUR	600,000	746,135
3.10%, 3/1/2040 (a)	EUR	200,000	250,157
3.45%, 3/1/2048 (a)	EUR	457,000	606,085
3.75%, 8/1/2021 (a)	EUR	600,000	688,243
3.85%, 9/1/2049 (a)	EUR	380,000	540,510
7.25%, 11/1/2026	EUR	366,000	555,990
9.00%, 11/1/2023	EUR	250,000	354,700
Republic of Italy:
1.35%, 4/15/2022	EUR	550,000	614,276
1.45%, 9/15/2022	EUR	560,000	628,325
1.50%, 6/1/2025	EUR	604,000	680,270
1.65%, 3/1/2032 (a)	EUR	610,000	669,523
2.00%, 12/1/2025	EUR	557,000	643,558
2.15%, 12/15/2021	EUR	500,000	564,990
2.50%, 12/1/2024	EUR	520,000	611,825
2.70%, 3/1/2047 (a)	EUR	485,000	566,281
3.25%, 9/1/2046 (a)	EUR	460,000	590,086
3.50%, 3/1/2030 (a)	EUR	730,000	944,931
3.75%, 5/1/2021 (a)	EUR	450,000	512,364
3.75%, 9/1/2024	EUR	530,000	653,700
4.00%, 2/1/2037 (a)	EUR	840,000	1,170,637
Security Description		Principal Amount	Value
4.50%, 5/1/2023	EUR	830,000	$1,019,330
4.50%, 3/1/2024	EUR	705,000	884,189
4.50%, 3/1/2026 (a)	EUR	594,000	779,057
4.75%, 9/1/2021	EUR	607,000	707,244
4.75%, 8/1/2023 (a)	EUR	830,000	1,034,501
4.75%, 9/1/2028 (a)	EUR	675,000	938,962
4.75%, 9/1/2044 (a)	EUR	515,000	815,316
5.00%, 3/1/2022	EUR	585,000	697,948
5.00%, 3/1/2025 (a)	EUR	650,000	851,483
5.00%, 8/1/2034 (a)	EUR	802,000	1,220,887
5.00%, 8/1/2039 (a)	EUR	660,000	1,042,812
5.00%, 9/1/2040 (a)	EUR	670,000	1,061,707
5.25%, 11/1/2029	EUR	857,000	1,254,747
5.50%, 9/1/2022	EUR	400,000	491,217
5.50%, 11/1/2022	EUR	650,000	803,363
5.75%, 2/1/2033	EUR	744,000	1,187,838
6.00%, 5/1/2031	EUR	750,000	1,186,021
6.50%, 11/1/2027	EUR	930,000	1,401,529
			45,125,690
JAPAN — 23.2%
Government of Japan 2 Year Bond:
Series 402, 0.10%, 7/1/2021	JPY	137,500,000	1,277,474
Series 400, 0.10%, 5/1/2021	JPY	60,000,000	557,277
Government of Japan 5 Year Bond:
Series 128, 0.10%, 6/20/2021	JPY	224,900,000	2,089,129
Series 129, 0.10%, 9/20/2021	JPY	161,500,000	1,501,080
Series 130, 0.10%, 12/20/2021	JPY	98,500,000	916,021
Series 131, 0.10%, 3/20/2022	JPY	200,300,000	1,863,808
Series 132, 0.10%, 6/20/2022	JPY	187,000,000	1,741,332
Series 133, 0.10%, 9/20/2022	JPY	230,150,000	2,144,698
Series 134, 0.10%, 12/20/2022	JPY	272,150,000	2,537,420
Series 135, 0.10%, 3/20/2023	JPY	269,300,000	2,512,693
Series 136, 0.10%, 6/20/2023	JPY	213,000,000	1,988,020
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,756,934
Series 138, 0.10%, 12/20/2023	JPY	201,000,000	1,876,223
Series 139, 0.10%, 3/20/2024	JPY	375,000,000	3,502,049
Series 140, 0.10%, 6/20/2024	JPY	253,000,000	2,364,544
Series 141, 0.10%, 9/20/2024	JPY	223,000,000	2,085,258

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	200,500,000	$1,881,010
Series 343, 0.10%, 6/20/2026	JPY	240,000,000	2,253,361
Series 344, 0.10%, 9/20/2026	JPY	232,550,000	2,183,887
Series 345, 0.10%, 12/20/2026	JPY	212,250,000	1,994,841
Series 346, 0.10%, 3/20/2027	JPY	192,250,000	1,808,331
Series 347, 0.10%, 6/20/2027	JPY	247,000,000	2,326,840
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,780,825
Series 349, 0.10%, 12/20/2027	JPY	240,200,000	2,262,782
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,612,474
Series 351, 0.10%, 6/20/2028	JPY	247,500,000	2,329,258
Series 352, 0.10%, 9/20/2028	JPY	136,150,000	1,279,877
Series 353, 0.10%, 12/20/2028	JPY	165,000,000	1,549,568
Series 354, 0.10%, 3/20/2029	JPY	150,000,000	1,406,711
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,967,528
Series 356, 0.10%, 9/20/2029	JPY	155,000,000	1,449,782
Series 337, 0.30%, 12/20/2024	JPY	141,750,000	1,338,717
Series 341, 0.30%, 12/20/2025	JPY	211,150,000	2,003,221
Series 338, 0.40%, 3/20/2025	JPY	194,450,000	1,847,271
Series 339, 0.40%, 6/20/2025	JPY	217,500,000	2,069,630
Series 340, 0.40%, 9/20/2025	JPY	177,150,000	1,687,581
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,087,338
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	941,177
Series 328, 0.60%, 3/20/2023	JPY	299,000,000	2,829,996
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	731,206
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,330,059
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,269,174
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,413,587
Security Description		Principal Amount	Value
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	$805,215
Series 324, 0.80%, 6/20/2022	JPY	89,950,000	850,498
Series 325, 0.80%, 9/20/2022	JPY	250,000,000	2,369,529
Series 327, 0.80%, 12/20/2022	JPY	195,600,000	1,857,887
Series 329, 0.80%, 6/20/2023	JPY	230,000,000	2,194,113
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,871,479
Series 322, 0.90%, 3/20/2022	JPY	85,000,000	803,270
Series 323, 0.90%, 6/20/2022	JPY	95,500,000	904,948
Series 318, 1.00%, 9/20/2021	JPY	159,000,000	1,497,300
Series 320, 1.00%, 12/20/2021	JPY	180,650,000	1,705,629
Series 321, 1.00%, 3/20/2022	JPY	170,000,000	1,609,642
Series 316, 1.10%, 6/20/2021	JPY	100,000,000	940,216
Series 317, 1.10%, 9/20/2021	JPY	70,000,000	660,135
Series 319, 1.10%, 12/20/2021	JPY	100,000,000	945,746
Series 315, 1.20%, 6/20/2021	JPY	95,000,000	894,270
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,138,021
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	884,541
Series 168, 0.40%, 3/20/2039	JPY	80,000,000	751,913
Series 158, 0.50%, 9/20/2036	JPY	121,300,000	1,159,965
Series 164, 0.50%, 3/20/2038	JPY	125,000,000	1,195,730
Series 165, 0.50%, 6/20/2038	JPY	90,000,000	860,842
Series 167, 0.50%, 12/20/2038	JPY	65,000,000	621,677
Series 159, 0.60%, 12/20/2036	JPY	105,050,000	1,020,208
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	943,801
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	777,435
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	933,038
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	1,000,582

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	$939,942
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	572,400
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	454,822
Series 155, 1.00%, 12/20/2035	JPY	117,500,000	1,207,119
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,365,629
Series 152, 1.20%, 3/20/2035	JPY	125,000,000	1,314,853
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,106,897
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,173,537
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	482,488
Series 150, 1.40%, 9/20/2034	JPY	170,000,000	1,828,876
Series 144, 1.50%, 3/20/2033	JPY	24,300,000	262,399
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,194,181
Series 149, 1.50%, 6/20/2034	JPY	150,000,000	1,630,360
Series 136, 1.60%, 3/20/2032	JPY	92,150,000	999,305
Series 143, 1.60%, 3/20/2033	JPY	150,000,000	1,637,140
Series 147, 1.60%, 12/20/2033	JPY	170,000,000	1,863,347
Series 140, 1.70%, 9/20/2032	JPY	200,000,000	2,198,138
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,431,222
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,725,352
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,936,647
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	1,039,620
Series 130, 1.80%, 9/20/2031	JPY	160,000,000	1,763,579
Series 133, 1.80%, 12/20/2031	JPY	150,000,000	1,656,524
Series 142, 1.80%, 12/20/2032	JPY	130,000,000	1,446,191
Series 58, 1.90%, 9/20/2022	JPY	60,000,000	583,732
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	547,723
Series 108, 1.90%, 12/20/2028	JPY	83,200,000	901,570
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	589,873
Security Description		Principal Amount	Value
Series 121, 1.90%, 9/20/2030	JPY	78,600,000	$867,174
Series 127, 1.90%, 3/20/2031	JPY	55,000,000	609,257
Series 73, 2.00%, 12/20/2024	JPY	85,000,000	865,834
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	307,195
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	319,044
Series 124, 2.00%, 12/20/2030	JPY	50,000,000	557,830
Series 52, 2.10%, 9/21/2021	JPY	40,000,000	382,704
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	712,839
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	467,603
Series 92, 2.10%, 12/20/2026	JPY	75,000,000	798,645
Series 94, 2.10%, 3/20/2027	JPY	80,000,000	855,986
Series 96, 2.10%, 6/20/2027	JPY	63,000,000	677,684
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	976,332
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	592,022
Series 107, 2.10%, 12/20/2028	JPY	100,000,000	1,099,829
Series 113, 2.10%, 9/20/2029	JPY	116,250,000	1,290,342
Series 117, 2.10%, 3/20/2030	JPY	149,650,000	1,671,137
Series 90, 2.20%, 9/20/2026	JPY	60,000,000	639,428
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	920,994
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	909,998
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	552,110
Series 115, 2.20%, 12/20/2029	JPY	40,000,000	448,865
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	553,588
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	544,588
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	653,782
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	75,000,000	677,762
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	553,286

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 52, 0.50%, 9/20/2046	JPY	87,500,000	$830,510
Series 62, 0.50%, 3/20/2049	JPY	55,000,000	521,205
Series 53, 0.60%, 12/20/2046	JPY	14,650,000	142,354
Series 59, 0.70%, 6/20/2048	JPY	67,000,000	668,343
Series 61, 0.70%, 12/20/2048	JPY	55,000,000	548,823
Series 50, 0.80%, 3/20/2046	JPY	79,650,000	811,227
Series 54, 0.80%, 3/20/2047	JPY	48,150,000	490,380
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	454,970
Series 56, 0.80%, 9/20/2047	JPY	68,750,000	700,574
Series 57, 0.80%, 12/20/2047	JPY	73,250,000	747,149
Series 58, 0.80%, 3/20/2048	JPY	87,150,000	890,059
Series 60, 0.90%, 9/20/2048	JPY	61,650,000	645,842
Series 48, 1.40%, 9/20/2045	JPY	84,000,000	970,254
Series 49, 1.40%, 12/20/2045	JPY	84,650,000	977,425
Series 45, 1.50%, 12/20/2044	JPY	65,000,000	762,376
Series 46, 1.50%, 3/20/2045	JPY	79,650,000	935,149
Series 47, 1.60%, 6/20/2045	JPY	75,000,000	898,221
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	465,729
Series 41, 1.70%, 12/20/2043	JPY	63,000,000	760,581
Series 42, 1.70%, 3/20/2044	JPY	59,650,000	721,773
Series 43, 1.70%, 6/20/2044	JPY	50,000,000	606,378
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	813,496
Series 38, 1.80%, 3/20/2043	JPY	70,000,000	854,440
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	857,896
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	1,050,526
Series 39, 1.90%, 6/20/2043	JPY	66,450,000	827,297
Series 13, 2.00%, 12/20/2033	JPY	70,000,000	802,534
Series 33, 2.00%, 9/20/2040	JPY	106,200,000	1,309,244
Security Description		Principal Amount	Value
Series 35, 2.00%, 9/20/2041	JPY	102,500,000	$1,275,508
Series 36, 2.00%, 3/20/2042	JPY	105,000,000	1,312,259
Series 34, 2.20%, 3/20/2041	JPY	115,550,000	1,475,247
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	363,607
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	225,930
Series 30, 2.30%, 3/20/2039	JPY	105,900,000	1,337,555
Series 32, 2.30%, 3/20/2040	JPY	93,650,000	1,199,714
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	498,708
Series 29, 2.40%, 9/20/2038	JPY	80,000,000	1,017,105
Series 16, 2.50%, 9/20/2034	JPY	70,000,000	853,922
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	370,843
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	497,896
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	376,018
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	609,192
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	97,250,000	891,578
Series 12, 0.50%, 3/20/2059	JPY	55,000,000	521,021
Series 11, 0.80%, 3/20/2058	JPY	68,000,000	710,329
Series 10, 0.90%, 3/20/2057	JPY	96,750,000	1,038,121
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	714,420
Series 7, 1.70%, 3/20/2054	JPY	55,000,000	714,753
Series 6, 1.90%, 3/20/2053	JPY	60,000,000	808,948
Series 5, 2.00%, 3/20/2052	JPY	60,000,000	818,708
Series 2, 2.20%, 3/20/2049	JPY	59,650,000	821,579
Series 3, 2.20%, 3/20/2050	JPY	39,650,000	551,684
Series 4, 2.20%, 3/20/2051	JPY	53,050,000	746,189
Series 1, 2.40%, 3/20/2048	JPY	30,000,000	424,066
Japan Government 2 Year Bond Series 408, 0.10%, 1/1/2022	JPY	112,000,000	1,041,723

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Japan Government 30 Year Bond Series 65, 0.40%, 12/20/2049	JPY	30,000,000	$277,002
Japan Government Two Year Bond Series 409, 0.10%, 2/1/2022	JPY	142,000,000	1,321,032
			210,786,358
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	150,000	165,114
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	116,583
1.38%, 5/16/2036	EUR	150,000	187,992
Series 7, 2.25%, 2/15/2047	EUR	200,000	297,877
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	122,343
			889,909
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	197,022
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	173,773
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	78,647
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	123,819
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	257,903
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	123,580
			954,744
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
0.63%, 2/1/2027	EUR	450,000	522,680
2.13%, 7/10/2023	EUR	290,000	345,385
2.25%, 3/21/2022	EUR	100,000	115,719
2.25%, 3/19/2028	EUR	80,000	105,185
			1,088,969
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0416, 3.62%, 11/30/2021	MYR	1,500,000	352,451
Series 0513, 3.73%, 6/15/2028	MYR	2,300,000	541,927
Series 0215, 3.80%, 9/30/2022	MYR	2,000,000	473,607
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	357,534
Series 0413, 3.84%, 4/15/2033	MYR	2,200,000	518,899
Security Description		Principal Amount	Value
Series 0117, 3.88%, 3/10/2022	MYR	1,600,000	$378,153
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	239,275
Series 0417, 3.90%, 11/16/2027	MYR	5,570,000	1,329,010
Series 0115, 3.96%, 9/15/2025	MYR	1,900,000	457,425
Series 0314, 4.05%, 9/30/2021	MYR	1,350,000	320,155
Series 0217, 4.06%, 9/30/2024	MYR	2,500,000	603,041
Series 0412, 4.13%, 4/15/2032	MYR	1,500,000	359,403
Series 0111, 4.16%, 7/15/2021	MYR	1,450,000	342,473
Series 0114, 4.18%, 7/15/2024	MYR	2,295,000	554,980
Series 0411, 4.23%, 6/30/2031	MYR	2,720,000	657,984
Series 0415, 4.25%, 5/31/2035	MYR	1,850,000	444,469
Series 0311, 4.39%, 4/15/2026	MYR	2,000,000	491,165
Series 0216, 4.74%, 3/15/2046	MYR	3,270,000	807,004
Series 0317, 4.76%, 4/7/2037	MYR	3,420,000	860,430
Series 0713, 4.94%, 9/30/2043	MYR	1,110,000	285,469
Malaysia Government Investment Issue:
Series 0216, 3.74%, 8/26/2021	MYR	1,223,000	287,333
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	296,308
Series 0317, 3.95%, 4/14/2022	MYR	1,312,000	310,677
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	300,861
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	442,349
Series 0316, 4.07%, 9/30/2026	MYR	3,300,000	796,479
Series 0115, 4.19%, 7/15/2022	MYR	565,000	134,441
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	243,168
Series 0117, 4.26%, 7/26/2027	MYR	3,620,000	885,264
Series 0116, 4.39%, 7/7/2023	MYR	3,025,000	727,816
Series 0813, 4.44%, 5/22/2024	MYR	2,380,000	577,164
Series 0513, 4.58%, 8/30/2033	MYR	1,385,000	339,813

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	$406,024
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	525,270
Series 0615, 4.79%, 10/31/2035	MYR	920,000	231,966
Series 0417, 4.90%, 5/8/2047	MYR	1,580,000	400,356
Series 0913, 4.94%, 12/6/2028	MYR	725,000	184,819
			17,464,962
MEXICO — 1.7%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	21,745,000	875,853
Series M, 6.50%, 6/10/2021	MXN	29,170,000	1,243,918
Series M, 6.50%, 6/9/2022	MXN	28,300,000	1,208,687
Series M, 7.25%, 12/9/2021	MXN	26,215,000	1,135,293
Series M 20, 7.50%, 6/3/2027	MXN	35,285,000	1,528,704
Series M, 7.75%, 5/29/2031	MXN	18,030,000	788,034
Series M, 7.75%, 11/23/2034	MXN	10,790,000	468,994
Series M, 7.75%, 11/13/2042	MXN	21,010,000	875,051
Series M, 8.00%, 12/7/2023	MXN	27,440,000	1,226,523
Series M, 8.00%, 9/5/2024	MXN	19,300,000	866,216
Series M, 8.00%, 11/7/2047	MXN	18,540,000	789,137
Series M 20, 8.50%, 5/31/2029	MXN	27,960,000	1,286,332
Series M 30, 8.50%, 11/18/2038	MXN	18,105,000	815,554
Series M 20, 10.00%, 12/5/2024	MXN	33,160,000	1,597,201
Series M 30, 10.00%, 11/20/2036	MXN	10,800,000	559,763
			15,265,260
NETHERLANDS — 4.2%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	1,529,000	1,697,375
0.25%, 7/15/2025 (a)	EUR	1,755,000	2,004,677
0.50%, 1/15/2040 (a)	EUR	661,000	786,003
1.75%, 7/15/2023 (a)	EUR	1,910,000	2,263,152
2.00%, 7/15/2024 (a)	EUR	1,795,000	2,190,455
2.25%, 7/15/2022 (a)	EUR	1,645,000	1,926,827
2.50%, 1/15/2033 (a)	EUR	1,570,000	2,311,775
2.75%, 1/15/2047 (a)	EUR	1,750,000	3,227,760
3.25%, 7/15/2021 (a)	EUR	1,855,000	2,138,269
Security Description		Principal Amount	Value
3.75%, 1/15/2023	EUR	906,000	$1,117,701
3.75%, 1/15/2042 (a)	EUR	1,835,000	3,609,721
4.00%, 1/15/2037 (a)	EUR	1,720,000	3,161,914
5.50%, 1/15/2028	EUR	1,490,000	2,390,680
Netherlands Government Bond:
Zero Coupon, 1/15/2024 (a)	EUR	1,569,000	1,761,773
0.25%, 7/15/2029 (a)	EUR	1,470,000	1,692,793
0.50%, 7/15/2026 (a)	EUR	1,825,000	2,122,863
0.75%, 7/15/2027 (a)	EUR	1,630,000	1,938,435
0.75%, 7/15/2028 (a)	EUR	1,350,000	1,615,087
			37,957,260
NEW ZEALAND — 0.5%
New Zealand Government Bond:
1.50%, 5/15/2031	NZD	270,000	163,096
Series 0425, 2.75%, 4/15/2025	NZD	925,000	603,609
Series 0437, 2.75%, 4/15/2037	NZD	750,000	513,863
Series 0429, 3.00%, 4/20/2029	NZD	830,000	572,769
Series 0433, 3.50%, 4/14/2033	NZD	550,000	405,928
Series 0427, 4.50%, 4/15/2027	NZD	670,000	494,617
Series 0423, 5.50%, 4/15/2023	NZD	980,000	668,520
Series 0521, 6.00%, 5/15/2021	NZD	1,215,000	766,435
			4,188,837
NORWAY — 0.5%
Norway Government Bond:
Series 482, 1.38%, 8/19/2030 (a)	NOK	2,350,000	234,624
Series 478, 1.50%, 2/19/2026 (a)	NOK	4,142,000	414,074
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,110,000	413,654
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,955,000	402,236
Series 481, 1.75%, 9/6/2029 (a)	NOK	4,090,000	421,405
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,650,000	864,058
Series 480, 2.00%, 4/26/2028 (a)	NOK	4,430,000	461,014
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,027,000	630,720
Series 474, 3.75%, 5/25/2021 (a)	NOK	9,235,000	913,979
			4,755,764
POLAND — 1.3%
Poland Government Bond:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 0521, Zero Coupon, 5/25/2021	PLN	1,250,000	$298,328
Series 0721, 1.75%, 7/25/2021	PLN	2,670,000	651,030
Series 0421, 2.00%, 4/25/2021	PLN	2,840,000	691,932
Series 0422, 2.25%, 4/25/2022	PLN	3,425,000	846,870
Series 1024, 2.25%, 10/25/2024	PLN	1,650,000	417,158
Series 0123, 2.50%, 1/25/2023	PLN	4,190,000	1,052,166
Series 0424, 2.50%, 4/25/2024	PLN	4,150,000	1,053,585
Series 0726, 2.50%, 7/25/2026	PLN	4,605,000	1,176,216
Series 0727, 2.50%, 7/25/2027	PLN	3,275,000	835,665
Series 0428, 2.75%, 4/25/2028	PLN	3,170,000	818,956
Series 1029, 2.75%, 10/25/2029	PLN	2,500,000	656,916
Series 0725, 3.25%, 7/25/2025	PLN	3,490,000	923,010
Series 1023, 4.00%, 10/25/2023	PLN	3,180,000	843,713
Series 0447, 4.00%, 4/25/2047	PLN	440,000	128,181
Series 1021, 5.75%, 10/25/2021	PLN	2,120,000	549,036
Series 0922, 5.75%, 9/23/2022	PLN	2,484,000	667,184
Series 0429, 5.75%, 4/25/2029	PLN	1,185,000	379,882
			11,989,828
PORTUGAL — 2.0%
Portugal Obrigacoes do Tesouro OT:
0.48%, 10/18/2030 (a)	EUR	500,000	526,208
1.95%, 6/15/2029 (a)	EUR	1,150,000	1,390,626
2.13%, 10/17/2028 (a)	EUR	1,220,000	1,484,839
2.20%, 10/17/2022 (a)	EUR	975,000	1,129,909
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	733,000	926,626
2.88%, 10/15/2025 (a)	EUR	1,385,000	1,721,963
2.88%, 7/21/2026 (a)	EUR	1,170,000	1,472,371
3.85%, 4/15/2021 (a)	EUR	995,000	1,137,442
3.88%, 2/15/2030 (a)	EUR	640,000	902,682
4.10%, 4/15/2037 (a)	EUR	1,005,000	1,578,318
4.10%, 2/15/2045 (a)	EUR	430,000	711,635
4.13%, 4/14/2027 (a)	EUR	1,130,000	1,539,731
4.95%, 10/25/2023 (a)	EUR	1,224,000	1,574,415
5.65%, 2/15/2024 (a)	EUR	1,350,000	1,794,406
			17,891,171
Security Description		Principal Amount	Value
RUSSIA — 1.0%
Russian Federal Bond - OFZ:
Series 6223, 6.50%, 2/28/2024	RUB	35,600,000	$456,545
Series 6224, 6.90%, 5/23/2029	RUB	48,000,000	625,660
Series 5083, 7.00%, 12/15/2021	RUB	32,420,000	420,759
Series 6211, 7.00%, 1/25/2023	RUB	12,330,000	160,098
Series 6215, 7.00%, 8/16/2023	RUB	32,620,000	424,879
Series 6212, 7.05%, 1/19/2028	RUB	49,010,000	643,441
Series 6222, 7.10%, 10/16/2024	RUB	49,690,000	650,276
Series 6229, 7.15%, 11/12/2025	RUB	13,500,000	177,449
Series 6225, 7.25%, 5/10/2034	RUB	43,030,000	575,488
Series 6220, 7.40%, 12/7/2022	RUB	36,430,000	479,312
Series 6227, 7.40%, 7/17/2024	RUB	41,300,000	546,024
Series 6217, 7.50%, 8/18/2021	RUB	33,950,000	443,223
Series 6205, 7.60%, 4/14/2021	RUB	19,010,000	247,220
Series 6209, 7.60%, 7/20/2022	RUB	31,860,000	420,811
Series 6228, 7.65%, 4/10/2030	RUB	6,250,000	85,622
Series 6221, 7.70%, 3/23/2033	RUB	38,180,000	529,212
Series 6230, 7.70%, 3/16/2039	RUB	10,500,000	146,482
Series 6219, 7.75%, 9/16/2026	RUB	25,480,000	346,267
Series 6226, 7.95%, 10/7/2026	RUB	45,000,000	617,236
Series 6207, 8.15%, 2/3/2027	RUB	43,365,000	604,878
Series 6218, 8.50%, 9/17/2031	RUB	40,040,000	586,253
			9,187,135
SINGAPORE — 1.1%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	969,000	685,715
1.75%, 4/1/2022	SGD	415,000	297,234
1.75%, 2/1/2023	SGD	530,000	381,424
1.88%, 3/1/2050	SGD	175,000	130,313
2.00%, 2/1/2024	SGD	130,000	94,963
2.13%, 6/1/2026	SGD	745,000	555,146
2.25%, 6/1/2021	SGD	920,000	658,063

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
2.25%, 8/1/2036	SGD	495,000	$381,197
2.38%, 6/1/2025	SGD	540,000	404,284
2.38%, 7/1/2039	SGD	250,000	197,426
2.63%, 5/1/2028	SGD	590,000	458,707
2.75%, 7/1/2023	SGD	935,000	695,414
2.75%, 4/1/2042	SGD	560,000	473,926
2.75%, 3/1/2046	SGD	760,000	654,929
2.88%, 7/1/2029	SGD	790,000	631,273
2.88%, 9/1/2030	SGD	550,000	442,673
3.00%, 9/1/2024	SGD	900,000	686,417
3.13%, 9/1/2022	SGD	650,000	481,708
3.38%, 9/1/2033	SGD	800,000	690,208
3.50%, 3/1/2027	SGD	830,000	672,989
			9,674,009
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	260,000	282,615
Series 231, 0.63%, 5/22/2026	EUR	220,000	245,834
Series 234, 1.00%, 6/12/2028	EUR	270,000	307,277
Series 228, 1.38%, 1/21/2027	EUR	450,000	527,848
Series 229, 1.63%, 1/21/2031	EUR	360,000	435,626
Series 232, 1.88%, 3/9/2037	EUR	365,000	458,983
Series 233, 2.00%, 10/17/2047	EUR	178,000	237,837
Series 235, 2.25%, 6/12/2068	EUR	70,000	108,792
Series 225, 3.00%, 2/28/2023	EUR	302,000	357,818
Series 223, 3.38%, 11/15/2024	EUR	345,000	435,503
Series 227, 3.63%, 1/16/2029	EUR	430,000	600,456
Series 216, 4.35%, 10/14/2025	EUR	180,000	241,171
			4,239,760
SLOVENIA — 0.3%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	335,000	385,828
Series RS81, 1.19%, 3/14/2029	EUR	200,000	234,788
Series RS79, 1.25%, 3/22/2027	EUR	350,000	412,291
Series RS74, 1.50%, 3/25/2035	EUR	275,000	332,775
Series RS78, 1.75%, 11/3/2040	EUR	280,000	343,368
Series RS75, 2.13%, 7/28/2025	EUR	180,000	219,325
Security Description		Principal Amount	Value
Series RS73, 2.25%, 3/25/2022	EUR	155,000	$178,260
Series RS77, 2.25%, 3/3/2032	EUR	190,000	247,950
Series RS71, 3.00%, 4/8/2021	EUR	150,000	170,034
Series RS76, 3.13%, 8/7/2045	EUR	145,000	225,784
Series RS66, 4.63%, 9/9/2024	EUR	210,000	278,586
Series RS70, 5.13%, 3/30/2026	EUR	135,000	192,383
			3,221,372
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2109, 1.38%, 9/10/2021	KRW	1,429,740,000	1,179,769
Series 2612, 1.50%, 12/10/2026	KRW	2,039,150,000	1,686,971
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	550,640
Series 2606, 1.88%, 6/10/2026	KRW	2,300,000,000	1,949,138
Series 2103, 2.00%, 3/10/2021	KRW	937,000,000	777,222
Series 2209, 2.00%, 9/10/2022	KRW	768,690,000	645,377
Series 4603, 2.00%, 3/10/2046	KRW	2,825,000,000	2,472,423
Series 4903, 2.00%, 3/10/2049	KRW	1,200,000,000	1,053,713
Series 2706, 2.13%, 6/10/2027	KRW	3,917,870,000	3,369,305
Series 4703, 2.13%, 3/10/2047	KRW	4,220,330,000	3,786,509
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	900,117
Series 2512, 2.25%, 12/10/2025	KRW	1,566,000,000	1,349,049
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	446,811
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	874,214
Series 4412, 2.75%, 12/10/2044	KRW	1,948,000,000	1,942,207
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,448,488
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,455,599
Series 2309, 3.38%, 9/10/2023	KRW	2,109,090,000	1,857,843
Series 2403, 3.50%, 3/10/2024	KRW	1,455,830,000	1,296,475
Series 2206, 3.75%, 6/10/2022	KRW	1,827,000,000	1,587,477
Series 3312, 3.75%, 12/10/2033	KRW	1,686,250,000	1,745,062

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	$1,674,385
Series 2106, 4.25%, 6/10/2021	KRW	3,010,320,000	2,567,413
Series 3012, 4.75%, 12/10/2030	KRW	885,050,000	952,948
Series 2006, 5.00%, 6/10/2020	KRW	4,000	3
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,624,745
			42,193,903
SPAIN — 4.6%
Kingdom of Spain:
1.40%, 4/30/2028 (a)	EUR	600,000	703,039
1.40%, 7/30/2028 (a)	EUR	1,115,000	1,306,931
1.60%, 4/30/2025 (a)	EUR	842,000	987,225
1.85%, 7/30/2035 (a)	EUR	448,000	547,254
1.95%, 4/30/2026 (a)	EUR	800,000	963,230
1.95%, 7/30/2030 (a)	EUR	970,000	1,195,029
2.15%, 10/31/2025 (a)	EUR	900,000	1,089,748
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	638,000	889,495
2.75%, 10/31/2024 (a)	EUR	1,035,000	1,267,127
3.80%, 4/30/2024 (a)	EUR	940,000	1,184,071
4.20%, 1/31/2037 (a)	EUR	865,000	1,404,035
4.40%, 10/31/2023 (a)	EUR	808,000	1,022,668
4.65%, 7/30/2025 (a)	EUR	970,000	1,310,539
4.70%, 7/30/2041 (a)	EUR	840,000	1,502,624
4.80%, 1/31/2024 (a)	EUR	579,000	748,197
4.90%, 7/30/2040 (a)	EUR	785,000	1,424,547
5.15%, 10/31/2028 (a)	EUR	875,000	1,327,372
5.15%, 10/31/2044 (a)	EUR	615,000	1,196,372
5.40%, 1/31/2023 (a)	EUR	780,000	985,197
5.50%, 4/30/2021 (a)	EUR	790,000	919,801
5.75%, 7/30/2032	EUR	975,000	1,689,546
5.85%, 1/31/2022 (a)	EUR	780,000	950,788
5.90%, 7/30/2026 (a)	EUR	720,000	1,061,207
6.00%, 1/31/2029	EUR	1,192,000	1,914,924
Spain Government Bond:
Zero Coupon, 4/30/2023	EUR	175,000	191,709
0.05%, 10/31/2021	EUR	855,000	941,956
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	671,000	738,262
0.35%, 7/30/2023	EUR	770,000	851,464
0.40%, 4/30/2022	EUR	770,000	854,956
0.45%, 10/31/2022	EUR	775,000	861,441
0.60%, 10/31/2029 (a)	EUR	1,150,000	1,256,892
0.75%, 7/30/2021	EUR	719,000	799,461
1.30%, 10/31/2026 (a)	EUR	1,130,000	1,311,956
1.45%, 10/31/2027 (a)	EUR	953,000	1,117,110
1.45%, 4/30/2029 (a)	EUR	910,000	1,072,147
1.50%, 4/30/2027 (a)	EUR	870,000	1,022,368
2.35%, 7/30/2033 (a)	EUR	820,000	1,061,309
2.90%, 10/31/2046 (a)	EUR	750,000	1,075,455
Security Description		Principal Amount	Value
3.45%, 7/30/2066 (a)	EUR	480,000	$806,569
			41,554,021
SWEDEN — 0.7%
Kingdom of Sweden:
Series 1060, 0.75%, 5/12/2028	SEK	4,955,000	538,745
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,885,000	645,012
Series 1059, 1.00%, 11/12/2026	SEK	6,520,000	713,734
Series 1057, 1.50%, 11/13/2023 (a)	SEK	9,430,000	1,017,259
Series 1056, 2.25%, 6/1/2032	SEK	2,300,000	293,493
Series 1058, 2.50%, 5/12/2025	SEK	7,290,000	844,033
Series 1054, 3.50%, 6/1/2022	SEK	11,275,000	1,235,253
Series 1053, 3.50%, 3/30/2039	SEK	5,005,000	810,889
			6,098,418
SWITZERLAND — 1.0%
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	250,000	266,910
0.50%, 5/27/2030	CHF	295,000	330,657
0.50%, 6/27/2032	CHF	130,000	146,600
0.50%, 6/28/2045	CHF	70,000	84,990
0.50%, 5/24/2055	CHF	170,000	212,766
0.50%, 5/30/2058	CHF	155,000	197,349
1.25%, 6/11/2024	CHF	335,000	372,884
1.25%, 5/28/2026	CHF	300,000	343,517
1.25%, 6/27/2037	CHF	460,000	592,107
1.50%, 7/24/2025	CHF	360,000	413,426
1.50%, 4/30/2042	CHF	395,000	559,185
2.00%, 4/28/2021	CHF	440,000	467,581
2.00%, 5/25/2022	CHF	400,000	436,873
2.00%, 6/25/2064	CHF	280,000	568,653
2.25%, 6/22/2031	CHF	270,000	360,456
2.50%, 3/8/2036	CHF	425,000	627,298
3.25%, 6/27/2027	CHF	270,000	354,786
3.50%, 4/8/2033	CHF	360,000	554,651
4.00%, 2/11/2023	CHF	495,000	579,614
4.00%, 4/8/2028	CHF	635,000	892,763
4.00%, 1/6/2049	CHF	275,000	625,707
			8,988,773
THAILAND — 2.0%
Thailand Government Bond:
1.88%, 6/17/2022	THB	15,800,000	492,025
2.00%, 12/17/2022	THB	33,065,000	1,036,965
2.13%, 12/17/2026	THB	74,050,000	2,380,790
2.40%, 12/17/2023	THB	8,000,000	256,123
2.88%, 6/17/2046	THB	31,850,000	1,054,494
3.40%, 6/17/2036	THB	17,710,000	661,030

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
3.58%, 12/17/2027	THB	16,000,000	$563,620
3.63%, 6/16/2023	THB	20,640,000	681,373
3.65%, 12/17/2021	THB	16,960,000	541,347
3.78%, 6/25/2032	THB	26,000,000	973,531
3.85%, 12/12/2025	THB	31,600,000	1,104,461
4.00%, 6/17/2066	THB	26,530,000	1,142,338
4.26%, 12/12/2037	THB	86,400,000	3,466,762
4.68%, 6/29/2044	THB	21,340,000	929,471
4.75%, 12/20/2024	THB	5,000,000	178,167
4.85%, 6/17/2061	THB	22,010,000	1,084,975
4.88%, 6/22/2029	THB	34,455,000	1,351,594
			17,899,066
UNITED KINGDOM — 5.2%
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	705,000	881,456
0.63%, 6/7/2025	GBP	470,000	595,417
0.75%, 7/22/2023	GBP	760,000	961,021
1.00%, 4/22/2024	GBP	775,000	993,614
1.25%, 7/22/2027	GBP	720,000	962,109
1.50%, 7/22/2026	GBP	750,000	1,007,486
1.50%, 7/22/2047	GBP	625,000	904,293
1.63%, 10/22/2028	GBP	915,000	1,269,037
1.63%, 10/22/2054	GBP	150,000	235,943
1.63%, 10/22/2071	GBP	340,000	609,693
1.75%, 9/7/2022	GBP	705,000	907,970
1.75%, 9/7/2037	GBP	690,000	997,462
1.75%, 1/22/2049	GBP	380,000	583,789
1.75%, 7/22/2057	GBP	515,000	851,162
2.00%, 9/7/2025	GBP	875,000	1,194,461
2.25%, 9/7/2023	GBP	770,000	1,023,253
2.50%, 7/22/2065	GBP	545,000	1,152,740
2.75%, 9/7/2024	GBP	780,000	1,077,730
3.25%, 1/22/2044	GBP	740,000	1,395,204
3.50%, 1/22/2045	GBP	690,000	1,367,091
3.50%, 7/22/2068	GBP	560,000	1,503,836
3.75%, 9/7/2021	GBP	680,000	886,763
3.75%, 7/22/2052	GBP	685,000	1,575,625
4.00%, 3/7/2022	GBP	955,000	1,272,586
4.00%, 1/22/2060	GBP	610,000	1,628,010
4.25%, 12/7/2027	GBP	970,000	1,572,405
4.25%, 6/7/2032	GBP	930,000	1,662,190
4.25%, 3/7/2036	GBP	915,000	1,750,130
4.25%, 9/7/2039	GBP	599,000	1,212,945
4.25%, 12/7/2040	GBP	699,000	1,439,514
4.25%, 12/7/2046	GBP	688,000	1,553,188
4.25%, 12/7/2049	GBP	570,000	1,347,163
4.25%, 12/7/2055	GBP	665,000	1,731,285
4.50%, 9/7/2034	GBP	860,000	1,642,446
4.50%, 12/7/2042	GBP	750,000	1,641,970
4.75%, 12/7/2030	GBP	860,000	1,557,784
4.75%, 12/7/2038	GBP	700,000	1,480,992
5.00%, 3/7/2025	GBP	905,000	1,386,275
6.00%, 12/7/2028	GBP	645,000	1,193,648
Security Description		Principal Amount	Value
8.00%, 6/7/2021	GBP	615,000	$833,031
			47,842,717
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $938,364,402)			899,205,122
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Navigator Securities Lending Portfolio II (c) (d) (Cost $688,160)	688,160	688,160
TOTAL INVESTMENTS — 98.9% (Cost $939,052,562)		899,893,282
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		9,973,424
NET ASSETS — 100.0%		$909,866,706
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.3% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$899,205,122	$—	$899,205,122
Short-Term Investment	688,160	—	—	688,160
TOTAL INVESTMENTS	$688,160	$899,205,122	$—	$899,893,282
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516,327	$516,327	$7,457,175	$7,973,502	$—	$—	—	$—	$1,248
State Street Navigator Securities Lending Portfolio II	660,550	660,550	34,540	6,930	—	—	688,160	688,160	1,129
Total		$1,176,877	$7,491,715	$7,980,432	$—	$—		$688,160	$2,377
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 86.6%
AEROSPACE & DEFENSE — 0.2%
General Dynamics Corp.:
3 Month USD LIBOR + 0.29%, 2.02%, 5/11/2020 (a)	$4,046,000	$4,046,445
3 Month USD LIBOR + 0.38%, 2.11%, 5/11/2021 (a)	2,276,000	2,222,514
		6,268,959
AGRICULTURE — 0.4%
BAT Capital Corp.:
3 Month USD LIBOR + 0.59%, 2.29%, 8/14/2020 (a)	6,455,000	6,360,822
3 Month USD LIBOR + 0.88%, 2.57%, 8/15/2022 (a)	5,093,000	4,679,703
		11,040,525
AUTO MANUFACTURERS — 7.9%
American Honda Finance Corp.:
3 Month USD LIBOR + 0.26%, 1.00%, 6/16/2020 (a)	6,812,000	6,803,962
Series GMTN, 3 Month USD LIBOR + 0.21%, 1.92%, 2/12/2021 (a)	3,951,000	3,857,598
Series MTN, 3 Month USD LIBOR + 0.18%, 1.86%, 5/22/2020 (a)	2,110,000	2,110,528
Series MTN, 3 Month USD LIBOR + 0.27%, 2.09%, 7/20/2020 (a)	2,215,000	2,204,058
Series MTN, 3 Month USD LIBOR + 0.29%, 1.19%, 12/10/2021 (a)	3,155,000	3,008,576
Series MTN, 3 Month USD LIBOR + 0.35%, 1.12%, 6/11/2021 (a)	4,308,000	4,158,642
Series MTN, 3 Month USD LIBOR + 0.35%, 2.09%, 11/5/2021 (a)	2,900,000	2,826,456
Series MTN, 3 Month USD LIBOR + 0.37%, 2.10%, 5/10/2023 (a) (b)	10,000,000	9,189,400
Series MTN, 3 Month USD LIBOR + 0.45%, 2.14%, 2/15/2022 (a)	2,500,000	2,428,000
Series MTN, 3 Month USD LIBOR + 0.47%, 2.16%, 11/16/2022 (a)	1,245,000	1,165,619
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.47%, 2.34%, 1/8/2021 (a)	$2,365,000	$2,367,412
Series MTN, 3 Month USD LIBOR + 0.54%, 1.81%, 6/27/2022 (a)	2,000,000	1,899,940
BMW Finance NV 3 Month USD LIBOR + 0.79%, 2.50%, 8/12/2022 (a) (b) (c)	2,250,000	2,143,755
BMW US Capital LLC:
3 Month USD LIBOR + 0.37%, 2.07%, 8/14/2020 (a) (c)	5,441,000	5,421,521
3 Month USD LIBOR + 0.41%, 2.26%, 4/12/2021 (a) (c)	5,566,000	5,475,942
3 Month USD LIBOR + 0.50%, 2.21%, 8/13/2021 (a) (c)	3,885,000	3,733,757
3 Month USD LIBOR + 0.53%, 2.37%, 4/14/2022 (a) (c)	3,838,000	3,683,751
Daimler Finance North America LLC:
3 Month USD LIBOR + 0.39%, 2.14%, 5/4/2020 (a) (c)	3,746,000	3,736,410
3 Month USD LIBOR + 0.43%, 2.14%, 2/12/2021 (a) (c)	3,610,000	3,480,545
3 Month USD LIBOR + 0.45%, 2.13%, 2/22/2021 (a) (c)	6,501,000	6,223,147
3 Month USD LIBOR + 0.53%, 2.27%, 5/5/2020 (a) (c)	3,878,000	3,863,419
3 Month USD LIBOR + 0.55%, 2.30%, 5/4/2021 (a) (c)	4,768,000	4,484,733
3 Month USD LIBOR + 0.67%, 2.41%, 11/5/2021 (a) (c)	1,795,000	1,784,733
3 Month USD LIBOR + 0.84%, 2.59%, 5/4/2023 (a) (c)	2,050,000	1,755,661
3 Month USD LIBOR + 0.88%, 2.56%, 2/22/2022 (a) (c)	5,350,000	5,125,460
3 Month USD LIBOR + 0.90%, 2.59%, 2/15/2022 (a) (c)	10,950,000	10,278,984
Ford Motor Credit Co. LLC:
3 Month USD LIBOR + 0.88%, 2.73%, 10/12/2021 (a)	3,682,000	3,377,646

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.14%, 5.01%, 1/7/2022 (a) (b)	$820,000	$665,971
General Motors Co.:
3 Month USD LIBOR + 0.80%, 2.54%, 8/7/2020 (a)	4,293,000	4,250,800
3 Month USD LIBOR + 0.90%, 1.80%, 9/10/2021 (a)	3,409,000	3,177,529
General Motors Financial Co., Inc.:
3 Month USD LIBOR + 0.54%, 2.28%, 11/6/2020 (a)	2,770,000	2,636,680
3 Month USD LIBOR + 0.85%, 2.73%, 4/9/2021 (a)	3,449,000	3,169,769
3 Month USD LIBOR + 0.93%, 2.78%, 4/13/2020 (a)	8,437,000	8,419,535
3 Month USD LIBOR + 0.99%, 2.89%, 1/5/2023 (a) (b)	482,000	390,507
3 Month USD LIBOR + 1.10%, 2.84%, 11/6/2021 (a)	2,728,000	2,501,167
3 Month USD LIBOR + 1.31%, 2.68%, 6/30/2022 (a)	3,836,000	3,038,726
3 Month USD LIBOR + 1.55%, 3.39%, 1/14/2022 (a)	3,020,000	2,506,721
Harley-Davidson Financial Services, Inc.:
Series CO, 3 Month USD LIBOR + 0.50%, 2.20%, 5/21/2020 (a) (c)	2,860,000	2,857,741
Series CO, 3 Month USD LIBOR + 0.94%, 2.52%, 3/2/2021 (a) (c)	3,880,000	3,809,772
Hyundai Capital America:
3 Month USD LIBOR + 0.80%, 1.69%, 9/18/2020 (a) (c)	3,900,000	3,901,443
3 Month USD LIBOR + 0.94%, 2.81%, 7/8/2021 (a) (b) (c)	2,000,000	2,002,820
3 Month USD LIBOR + 0.94%, 2.81%, 7/8/2021 (a)	486,000	486,685
Nissan Motor Acceptance Corp.:
3 Month USD LIBOR + 0.39%, 1.76%, 9/28/2020 (a) (c)	1,500,000	1,484,400
3 Month USD LIBOR + 0.39%, 2.24%, 7/13/2020 (a) (c)	2,430,000	2,406,502
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.63%, 1.83%, 9/21/2021 (a) (c)	$3,234,000	$3,141,508
3 Month USD LIBOR + 0.65%, 2.50%, 7/13/2022 (a) (c)	2,540,000	2,325,040
3 Month USD LIBOR + 0.69%, 2.06%, 9/28/2022 (a) (b) (c)	3,376,000	3,053,828
3 Month USD LIBOR + 0.89%, 2.74%, 1/13/2022 (a) (c)	2,882,000	2,682,998
Toyota Motor Credit Corp.:
3 Month USD LIBOR + 0.26%, 2.10%, 4/17/2020 (a)	6,060,000	6,061,151
3 Month USD LIBOR + 0.54%, 2.41%, 1/8/2021 (a)	1,814,000	1,796,096
Series GMTN, 3 Month USD LIBOR + 0.17%, 1.06%, 9/18/2020 (a)	1,631,000	1,619,208
Series MTN, 3 Month USD LIBOR + 0.13%, 1.83%, 8/13/2021 (a)	7,500,000	7,190,850
Series MTN, 3 Month USD LIBOR + 0.24%, 2.07%, 7/15/2020 (a)	100,000	99,932
Series MTN, 3 Month USD LIBOR + 0.28%, 2.13%, 4/13/2021 (a)	6,095,000	5,999,126
Series MTN, 3 Month USD LIBOR + 0.29%, 2.16%, 10/7/2021 (a)	6,500,000	6,291,610
Series MTN, 3 Month USD LIBOR + 0.40%, 2.09%, 5/17/2022 (a)	3,635,000	3,465,863
Series MTN, 3 Month USD LIBOR + 0.48%, 1.48%, 9/8/2022 (a)	5,043,000	4,766,341
Series MTN, 3 Month USD LIBOR + 0.69%, 2.54%, 1/11/2022 (a)	3,113,000	2,990,752
Volkswagen Group of America Finance LLC:
3 Month USD LIBOR + 0.77%, 2.48%, 11/13/2020 (a) (c)	6,863,000	6,779,203
3 Month USD LIBOR + 0.86%, 2.06%, 9/24/2021 (a) (c)	5,200,000	4,762,576
3 Month USD LIBOR + 0.94%, 2.65%, 11/12/2021 (a) (c)	4,760,000	4,520,667
		221,843,172

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BANKS — 53.7%
ABN AMRO Bank NV:
3 Month USD LIBOR + 0.41%, 2.23%, 1/19/2021 (a) (b) (c)	$6,369,000	$6,241,110
3 Month USD LIBOR + 0.57%, 2.21%, 8/27/2021 (a) (c)	6,558,000	6,441,005
ANZ New Zealand Int'l, Ltd. 3 Month USD LIBOR + 1.00%, 2.80%, 1/25/2022 (a) (c)	1,180,000	1,184,047
ASB Bank, Ltd. 3 Month USD LIBOR + 0.97%, 1.71%, 6/14/2023 (a) (c)	5,110,000	4,838,301
Australia & New Zealand Banking Group, Ltd.:
3 Month USD LIBOR + 0.32%, 2.05%, 11/9/2020 (a) (c)	3,279,000	3,271,721
3 Month USD LIBOR + 0.46%, 2.15%, 5/17/2021 (a) (c)	4,675,000	4,608,942
3 Month USD LIBOR + 0.49%, 2.19%, 11/21/2022 (a) (c)	4,500,000	4,268,745
3 Month USD LIBOR + 0.50%, 2.19%, 8/19/2020 (a) (c)	3,287,000	3,271,978
3 Month USD LIBOR + 0.71%, 2.40%, 5/19/2022 (a) (b) (c)	3,170,000	3,063,488
3 Month USD LIBOR + 0.87%, 2.55%, 11/23/2021 (a) (c)	2,730,000	2,660,467
3 Month USD LIBOR + 0.99%, 2.57%, 6/1/2021 (a) (c)	3,420,000	3,381,764
Banco Santander SA:
3 Month USD LIBOR + 1.09%, 2.77%, 2/23/2023 (a)	1,355,000	1,283,104
3 Month USD LIBOR + 1.12%, 2.97%, 4/12/2023 (a)	4,260,000	4,123,936
3 Month USD LIBOR + 1.56%, 3.41%, 4/11/2022 (a)	4,795,000	4,535,207
Bank of America Corp.:
3 Month USD LIBOR + 0.38%, 2.19%, 1/23/2022 (a)	3,039,000	2,933,060
3 Month USD LIBOR + 1.00%, 2.80%, 4/24/2023 (a) (b)	13,906,000	13,446,963
Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.48%, 7/21/2021 (a)	$7,478,000	$7,364,185
Series GMTN, 3 Month USD LIBOR + 0.96%, 2.77%, 7/23/2024 (a)	346,000	324,143
Series GMTN, 3 Month USD LIBOR + 1.42%, 3.24%, 4/19/2021 (a)	4,572,000	4,525,366
Series MTN, 3 Month USD LIBOR + 0.65%, 1.87%, 6/25/2022 (a)	5,475,000	5,274,779
Series MTN, 3 Month USD LIBOR + 0.65%, 2.08%, 10/1/2021 (a)	6,681,000	6,551,055
Series MTN, 3 Month USD LIBOR + 0.79%, 2.10%, 3/5/2024 (a)	10,388,000	9,704,781
Series MTN, 3 Month USD LIBOR + 1.16%, 2.98%, 1/20/2023 (a)	4,805,000	4,661,234
Series MTN, 3 Month USD LIBOR + 1.18%, 3.00%, 10/21/2022 (a) (b)	4,696,000	4,560,567
Bank of America NA:
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.11%, 7/26/2021 (a)	8,641,000	8,459,539
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.03%, 5/24/2021 (a)	9,829,000	9,642,249
Bank of Montreal:
Series D, 3 Month USD LIBOR + 0.46%, 2.31%, 4/13/2021 (a)	5,475,000	5,412,749
Series MTN, 3 Month USD LIBOR + 0.34%, 2.19%, 7/13/2020 (a) (b)	6,797,000	6,778,036
Series MTN, 3 Month USD LIBOR + 0.40%, 2.20%, 1/22/2021 (a)	4,250,000	4,205,247
Series MTN, 3 Month USD LIBOR + 0.44%, 1.18%, 6/15/2020 (a)	8,611,000	8,575,523
Series MTN, 3 Month USD LIBOR + 0.57%, 1.80%, 3/26/2022 (a)	2,100,000	2,043,321
Series MTN, 3 Month USD LIBOR + 0.63%, 1.40%, 9/11/2022 (a)	2,365,000	2,258,457
Series MTN, 3 Month USD LIBOR + 0.79%, 2.43%, 8/27/2021 (a)	5,898,000	5,805,932
Bank of New York Mellon Series BKNT, 3 Month USD LIBOR + 0.28%, 1.53%, 6/4/2021 (a)	6,220,000	6,114,509

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Bank of New York Mellon Corp Series MTN, 3 Month USD LIBOR + 1.05%, 2.82%, 10/30/2023 (a)	$5,994,000	$5,727,806
Bank of New York Mellon Corp. Series MTN, 3 Month USD LIBOR + 0.87%, 2.56%, 8/17/2020 (a)	1,994,000	1,993,821
Bank of Nova Scotia:
3 Month USD LIBOR + 0.42%, 2.21%, 1/25/2021 (a)	1,630,000	1,630,342
3 Month USD LIBOR + 0.64%, 1.64%, 3/7/2022 (a)	3,704,000	3,593,806
Series BKNT, 3 Month USD LIBOR + 0.29%, 2.16%, 1/8/2021 (a)	3,622,000	3,579,333
Series BKNT, 3 Month USD LIBOR + 0.39%, 2.23%, 7/14/2020 (a)	3,700,000	3,699,926
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.26%, 4/20/2021 (a)	4,254,000	4,163,730
Series BKNT, 3 Month USD LIBOR + 0.62%, 1.67%, 9/19/2022 (a)	2,981,000	2,865,069
Banque Federative du Credit Mutuel SA:
3 Month USD LIBOR + 0.49%, 2.31%, 7/20/2020 (a) (c)	2,200,000	2,194,434
3 Month USD LIBOR + 0.73%, 2.55%, 7/20/2022 (a) (c)	4,510,000	4,346,558
3 Month USD LIBOR + 0.96%, 2.78%, 7/20/2023 (a) (c)	2,650,000	2,523,860
Barclays Bank PLC:
3 Month USD LIBOR + 0.46%, 2.31%, 1/11/2021 (a)	5,998,000	5,878,100
Series GMTN, 3 Month USD LIBOR + 0.65%, 2.39%, 8/7/2020 (a)	1,351,000	1,351,973
Barclays PLC:
3 Month USD LIBOR + 1.38%, 3.07%, 5/16/2024 (a)	14,382,000	12,354,569
3 Month USD LIBOR + 1.43%, 3.12%, 2/15/2023 (a)	5,710,000	5,288,773
3 Month USD LIBOR + 1.63%, 3.46%, 1/10/2023 (a)	3,736,000	3,591,379
3 Month USD LIBOR + 2.11%, 3.84%, 8/10/2021 (a)	6,921,000	6,792,062
Security Description	Principal Amount	Value
BBVA USA Series BKNT, 3 Month USD LIBOR + 0.73%, 1.50%, 6/11/2021 (a)	$2,490,000	$2,420,404
BNG Bank NV:
Series 144A, 3 Month USD LIBOR + 0.07%, 0.84%, 3/11/2022 (a) (c)	10,250,000	10,236,060
Series 144A, 3 Month USD LIBOR + 0.10%, 1.94%, 7/14/2020 (a) (c)	12,805,000	12,808,841
BNP Paribas SA 3 Month USD LIBOR + 0.39%, 2.13%, 8/7/2021 (a) (c)	3,000,000	2,925,840
BPCE SA:
3 Month USD LIBOR + 1.22%, 2.90%, 5/22/2022 (a) (c)	4,010,000	3,927,274
3 Month USD LIBOR + 1.24%, 2.02%, 9/12/2023 (a) (c)	4,420,000	4,291,820
Series MTN, 3 Month USD LIBOR + 0.88%, 2.46%, 5/31/2022 (a)	6,545,000	6,398,065
Canadian Imperial Bank of Commerce:
3 Month USD LIBOR + 0.32%, 2.08%, 2/2/2021 (a)	1,635,000	1,612,502
3 Month USD LIBOR + 0.72%, 1.46%, 6/16/2022 (a)	4,358,000	4,308,057
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.21%, 10/5/2020 (a)	3,418,000	3,397,731
Series BKNT, 3 Month USD LIBOR + 0.66%, 1.43%, 9/13/2023 (a) (b)	4,760,000	4,693,074
Capital One Financial Corp.:
3 Month USD LIBOR + 0.45%, 2.22%, 10/30/2020 (a)	2,500,000	2,451,775
3 Month USD LIBOR + 0.72%, 2.49%, 1/30/2023 (a)	2,186,000	2,030,248
3 Month USD LIBOR + 0.95%, 1.95%, 3/9/2022 (a)	3,520,000	3,369,379
Capital One NA:
Series BKNT, 3 Month USD LIBOR + 0.82%, 2.55%, 8/8/2022 (a)	1,940,000	1,886,340
Series BKNT, 3 Month USD LIBOR + 1.15%, 2.92%, 1/30/2023 (a)	2,786,000	2,663,945

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Citibank NA:
3 Month USD LIBOR + 0.53%, 2.22%, 2/19/2022 (a)	$3,430,000	$3,319,966
Series BKNT, 3 Month USD LIBOR + 0.30%, 2.12%, 10/20/2020 (a)	4,535,000	4,490,240
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.08%, 5/1/2020 (a)	8,892,000	8,887,554
Series BKNT, 3 Month USD LIBOR + 0.35%, 2.06%, 2/12/2021 (a)	13,250,000	13,103,852
Series BKNT, 3 Month USD LIBOR + 0.50%, 1.28%, 6/12/2020 (a)	4,216,000	4,204,954
Series BKNT, 3 Month USD LIBOR + 0.57%, 2.38%, 7/23/2021 (a)	6,110,000	6,000,875
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.29%, 5/20/2022 (a)	6,880,000	6,631,288
Citigroup, Inc.:
3 Month USD LIBOR + 1.02%, 2.60%, 6/1/2024 (a)	3,510,000	3,258,263
3 Month USD LIBOR + 1.10%, 2.79%, 5/17/2024 (a)	10,158,000	9,543,238
3 Month USD LIBOR + 0.96%, 2.75%, 4/25/2022 (a)	8,493,000	8,226,660
3 Month USD LIBOR + 0.69%, 2.48%, 10/27/2022 (a)	3,174,000	2,999,747
3 Month USD LIBOR + 0.95%, 2.75%, 7/24/2023 (a) (b)	5,519,000	5,214,958
3 Month USD LIBOR + 1.07%, 2.07%, 12/8/2021 (a)	6,996,000	6,860,348
3 Month USD LIBOR + 1.19%, 2.95%, 8/2/2021 (a) (b)	6,307,000	6,233,965
3 Month USD LIBOR + 1.31%, 3.10%, 10/26/2020 (a)	4,467,000	4,471,958
3 Month USD LIBOR + 1.38%, 2.75%, 3/30/2021 (a)	5,754,000	5,709,464
3 Month USD LIBOR + 1.43%, 3.01%, 9/1/2023 (a)	13,304,000	13,057,743
Citizens Bank NA/Providence Series BKNT, 3 Month USD LIBOR + 0.72%, 2.42%, 2/14/2022 (a)	2,302,000	2,294,519
Security Description	Principal Amount	Value
Commonwealth Bank of Australia:
3 Month USD LIBOR + 0.82%, 2.07%, 6/4/2024 (a) (c)	$3,274,000	$3,200,892
3 Month USD LIBOR + 0.40%, 1.29%, 9/18/2020 (a) (c)	1,460,000	1,450,598
3 Month USD LIBOR + 0.68%, 1.57%, 9/18/2022 (a) (c)	2,780,000	2,691,485
3 Month USD LIBOR + 0.70%, 1.44%, 3/16/2023 (a) (c)	4,514,000	4,315,519
3 Month USD LIBOR + 0.70%, 1.60%, 3/10/2022 (a) (c)	1,670,000	1,643,564
3 Month USD LIBOR + 0.83%, 1.83%, 9/6/2021 (a) (b) (c)	7,472,000	7,365,599
Cooperatieve Rabobank UA:
3 Month USD LIBOR + 0.43%, 2.22%, 4/26/2021 (a)	4,658,000	4,587,524
3 Month USD LIBOR + 0.48%, 2.31%, 1/10/2023 (a)	2,860,000	2,752,636
3 Month USD LIBOR + 0.83%, 2.66%, 1/10/2022 (a)	4,020,000	3,935,942
Credit Agricole Corporate & Investment Bank SA Series MTN, 3 Month USD LIBOR + 0.40%, 2.16%, 5/3/2021 (a) (c)	500,000	490,970
Credit Agricole SA:
3 Month USD LIBOR + 0.97%, 1.87%, 6/10/2020 (a) (b) (c)	4,445,000	4,434,243
3 Month USD LIBOR + 1.02%, 2.82%, 4/24/2023 (a) (c)	5,775,000	5,510,678
3 Month USD LIBOR + 1.18%, 2.61%, 7/1/2021 (a) (c)	2,100,000	2,081,499
3 Month USD LIBOR + 1.43%, 3.26%, 1/10/2022 (a) (c)	1,825,000	1,799,742
Credit Suisse Group AG:
3 Month USD LIBOR + 1.20%, 1.94%, 12/14/2023 (a) (c)	3,160,000	2,807,660
3 Month USD LIBOR + 1.24%, 2.02%, 6/12/2024 (a) (b) (c)	4,560,000	4,063,462

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Group Funding Guernsey, Ltd. 3 Month USD LIBOR + 2.29%, 4.11%, 4/16/2021 (a)	$6,904,000	$6,904,069
Danske Bank A/S 3 Month USD LIBOR + 1.06%, 1.84%, 9/12/2023 (a) (c)	2,820,000	2,660,839
DBS Group Holdings, Ltd.:
3 Month USD LIBOR + 0.49%, 1.49%, 6/8/2020 (a) (c)	5,370,000	5,365,543
3 Month USD LIBOR + 0.62%, 2.41%, 7/25/2022 (a) (c)	2,914,000	2,923,296
Deutsche Bank AG:
3 Month USD LIBOR + 0.97%, 2.82%, 7/13/2020 (a)	5,685,000	5,683,124
3 Month USD LIBOR + 1.19%, 2.88%, 11/16/2022 (a)	3,366,000	3,044,581
3 Month USD LIBOR + 1.23%, 2.87%, 2/27/2023 (a) (b)	3,430,000	2,881,714
3 Month USD LIBOR + 1.29%, 3.04%, 2/4/2021 (a)	2,640,000	2,609,323
3 Month USD LIBOR + 1.31%, 3.00%, 8/20/2020 (a)	258,000	257,613
Series _, 3 Month USD LIBOR + 0.82%, 2.62%, 1/22/2021 (a)	4,889,000	4,798,798
DNB Bank ASA:
3 Month USD LIBOR + 0.37%, 1.82%, 10/2/2020 (a) (c)	4,304,000	4,279,682
3 Month USD LIBOR + 0.62%, 2.20%, 12/2/2022 (a) (c)	2,650,000	2,522,826
Fifth Third Bank:
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.02%, 10/30/2020 (a)	2,350,000	2,322,576
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/26/2021 (a)	2,360,000	2,314,263
Series MTN, 3 Month USD LIBOR + 0.64%, 2.40%, 2/1/2022 (a)	925,000	877,483
Goldman Sachs Group, Inc.:
3 Month USD LIBOR + 0.75%, 2.43%, 2/23/2023 (a)	18,335,000	17,580,331
3 Month USD LIBOR + 0.78%, 2.56%, 10/31/2022 (a)	6,524,000	6,276,088
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.00%, 2.80%, 7/24/2023 (a)	$2,863,000	$2,768,922
3 Month USD LIBOR + 1.05%, 2.36%, 6/5/2023 (a)	5,861,000	5,561,972
3 Month USD LIBOR + 1.11%, 2.90%, 4/26/2022 (a)	12,479,000	12,151,052
3 Month USD LIBOR + 1.17%, 2.86%, 11/15/2021 (a)	8,016,000	7,856,963
3 Month USD LIBOR + 1.20%, 1.94%, 9/15/2020 (a)	7,499,000	7,451,906
3 Month USD LIBOR + 1.36%, 3.15%, 4/23/2021 (a)	8,662,000	8,538,393
Series FRN, 3 Month USD LIBOR + 1.77%, 3.45%, 2/25/2021 (a)	4,307,000	4,307,948
Series MTN, 3 Month USD LIBOR + 1.60%, 3.21%, 11/29/2023 (a)	11,988,000	11,584,844
HSBC Holdings PLC:
3 Month USD LIBOR + 1.00%, 2.69%, 5/18/2024 (a)	10,492,000	9,731,015
3 Month USD LIBOR + 0.60%, 2.29%, 5/18/2021 (a)	14,988,000	14,724,061
3 Month USD LIBOR + 0.65%, 1.43%, 9/11/2021 (a)	19,392,000	18,852,708
3 Month USD LIBOR + 1.50%, 3.40%, 1/5/2022 (a)	8,554,000	8,184,125
3 Month USD LIBOR + 1.66%, 3.34%, 5/25/2021 (a)	6,894,000	6,832,988
Series ., 3 Month USD LIBOR + 2.24%, 3.24%, 3/8/2021 (a)	6,468,000	6,470,328
Huntington National Bank 3 Month USD LIBOR + 0.55%, 2.29%, 2/5/2021 (a)	1,692,000	1,662,779
Industrial & Commercial Bank of China, Ltd. 3 Month USD LIBOR + 0.75%, 2.48%, 11/8/2020 (a)	4,073,000	4,077,236
Industrial Bank of Korea Series 144A, 3 Month USD LIBOR + 0.60%, 2.36%, 8/2/2021 (a) (c)	5,750,000	5,721,020
ING Groep NV:
3 Month USD LIBOR + 1.00%, 2.45%, 10/2/2023 (a)	2,410,000	2,271,546

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.15%, 2.52%, 3/29/2022 (a)	$7,316,000	$7,054,892
JPMorgan Chase & Co.:
3 Month USD LIBOR + 0.23%, 3.03%, 10/24/2023 (a)	12,979,000	12,891,262
3 Month USD LIBOR + 0.61%, 1.50%, 6/18/2022 (a)	6,475,000	6,274,210
3 Month USD LIBOR + 0.68%, 2.26%, 6/1/2021 (a)	8,856,000	8,746,806
3 Month USD LIBOR + 0.73%, 2.54%, 4/23/2024 (a) (b)	445,000	418,091
3 Month USD LIBOR + 0.89%, 2.70%, 7/23/2024 (a) (b)	6,118,000	5,796,499
3 Month USD LIBOR + 0.90%, 2.69%, 4/25/2023 (a)	11,395,000	11,165,505
3 Month USD LIBOR + 1.00%, 2.83%, 1/15/2023 (a)	7,760,000	7,501,514
3 Month USD LIBOR + 1.10%, 2.10%, 6/7/2021 (a) (b)	2,566,000	2,547,089
3 Month USD LIBOR + 1.21%, 2.98%, 10/29/2020 (a)	5,160,000	5,104,272
3 Month USD LIBOR + 1.48%, 3.06%, 3/1/2021 (a)	5,337,000	5,351,837
Series GMTN, 3 Month USD LIBOR + 0.85%, 2.68%, 1/10/2025 (a) (b)	156,000	143,025
JPMorgan Chase Bank NA Series BKNT, 3 Month USD LIBOR + 0.34%, 2.13%, 4/26/2021 (a)	8,015,000	7,832,018
KEB Hana Bank:
3 Month USD LIBOR + 0.70%, 2.13%, 10/2/2022 (a) (c)	4,840,000	4,796,150
3 Month USD LIBOR + 0.73%, 2.63%, 4/5/2020 (a) (c)	1,510,000	1,510,000
KeyBank NA Series BKNT, 3 Month USD LIBOR + 0.66%, 2.42%, 2/1/2022 (a)	1,500,000	1,456,470
Lloyds Bank PLC 3 Month USD LIBOR + 0.49%, 2.23%, 5/7/2021 (a)	9,669,000	9,518,357
Security Description	Principal Amount	Value
Lloyds Banking Group PLC 3 Month USD LIBOR + 0.80%, 2.00%, 6/21/2021 (a) (b)	$824,000	$811,261
Macquarie Bank, Ltd.:
3 Month USD LIBOR + 0.45%, 2.13%, 11/24/2021 (a) (c)	1,700,000	1,681,266
3 Month USD LIBOR + 1.12%, 2.92%, 7/29/2020 (a) (b) (c)	5,270,000	5,254,928
Macquarie Group, Ltd.:
3 Month USD LIBOR + 1.02%, 2.63%, 11/28/2023 (a) (c)	12,325,000	11,698,150
3 Month USD LIBOR + 1.35%, 2.62%, 3/27/2024 (a) (b) (c)	120,000	120,424
Manufacturers & Traders Trust Co. Series BKNT, 3 Month USD LIBOR + 0.27%, 2.06%, 1/25/2021 (a)	2,790,000	2,784,504
Mitsubishi UFJ Financial Group, Inc.:
3 Month USD LIBOR + 0.65%, 2.44%, 7/26/2021 (a)	5,964,000	5,888,496
3 Month USD LIBOR + 0.70%, 1.70%, 3/7/2022 (a)	3,028,000	2,921,142
3 Month USD LIBOR + 0.74%, 2.32%, 3/2/2023 (a)	7,298,000	6,836,256
3 Month USD LIBOR + 0.79%, 2.58%, 7/25/2022 (a) (b)	8,046,000	7,738,401
3 Month USD LIBOR + 0.86%, 2.65%, 7/26/2023 (a)	11,164,000	10,486,234
3 Month USD LIBOR + 0.92%, 2.60%, 2/22/2022 (a)	3,714,000	3,552,107
3 Month USD LIBOR + 1.06%, 1.83%, 9/13/2021 (a)	6,846,000	6,710,860
3 Month USD LIBOR + 1.88%, 3.46%, 3/1/2021 (a)	1,199,000	1,197,693
Mizuho Financial Group, Inc.:
3 Month USD LIBOR + 0.63%, 2.31%, 5/25/2024 (a)	7,160,000	6,481,089
3 Month USD LIBOR + 0.79%, 2.10%, 3/5/2023 (a)	6,549,000	6,120,040

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.84%, 2.68%, 7/16/2023 (a)	$4,090,000	$3,882,596
3 Month USD LIBOR + 0.85%, 1.62%, 9/13/2023 (a)	2,450,000	2,291,167
3 Month USD LIBOR + 0.88%, 1.65%, 9/11/2022 (a)	9,424,000	9,054,673
3 Month USD LIBOR + 0.94%, 2.55%, 2/28/2022 (a)	10,123,000	9,743,995
3 Month USD LIBOR + 1.00%, 1.77%, 9/11/2024 (a) (b)	4,000,000	3,659,280
3 Month USD LIBOR + 1.14%, 1.91%, 9/13/2021 (a)	5,636,000	5,501,694
3 Month USD LIBOR + 1.48%, 3.32%, 4/12/2021 (a) (c)	1,220,000	1,205,628
Morgan Stanley:
3 Month USD LIBOR + 0.93%, 2.73%, 7/22/2022 (a)	18,170,000	17,661,967
3 Month USD LIBOR + 0.98%, 1.72%, 6/16/2020 (a)	3,112,000	3,108,919
3 Month USD LIBOR + 1.18%, 3.00%, 1/20/2022 (a)	20,988,000	20,863,961
Series GMTN, 3 Month USD LIBOR + 1.22%, 2.95%, 5/8/2024 (a)	8,004,000	7,535,926
Series GMTN, 3 Month USD LIBOR + 1.40%, 3.22%, 4/21/2021 (a)	5,186,000	5,148,661
Series MTN, 3 Month USD LIBOR + 1.40%, 3.20%, 10/24/2023 (a)	18,961,000	18,248,635
MUFG Union Bank NA Series BKNT, 3 Month USD LIBOR + 0.60%, 1.60%, 3/7/2022 (a)	1,550,000	1,545,877
National Australia Bank, Ltd.:
3 Month USD LIBOR + 0.35%, 2.20%, 1/12/2021 (a) (c)	2,715,000	2,685,298
3 Month USD LIBOR + 0.41%, 1.18%, 12/13/2022 (a) (c)	7,350,000	7,032,406
3 Month USD LIBOR + 0.51%, 2.19%, 5/22/2020 (a) (c)	7,909,000	7,905,520
3 Month USD LIBOR + 0.58%, 1.70%, 9/20/2021 (a) (c)	4,360,000	4,283,220
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.60%, 2.45%, 4/12/2023 (a) (c)	$1,615,000	$1,551,934
3 Month USD LIBOR + 0.71%, 2.46%, 11/4/2021 (a) (c)	5,221,000	5,133,600
3 Month USD LIBOR + 0.72%, 2.40%, 5/22/2022 (a) (c)	6,035,000	5,850,631
3 Month USD LIBOR + 0.89%, 2.72%, 1/10/2022 (a) (c)	2,985,000	2,928,315
3 Month USD LIBOR + 1.00%, 2.85%, 7/12/2021 (a) (c)	4,445,000	4,398,150
National Bank of Canada Series MTN, 3 Month USD LIBOR + 0.56%, 1.34%, 6/12/2020 (a)	3,434,000	3,431,665
NatWest Markets PLC 3 Month USD LIBOR + 1.40%, 2.77%, 9/29/2022 (a) (c)	2,000,000	1,943,660
Nordea Bank AB 3 Month USD LIBOR + 0.47%, 2.08%, 5/29/2020 (a) (c)	5,250,000	5,242,965
PNC Bank NA:
3 Month USD LIBOR + 0.33%, 2.00%, 2/24/2023 (a)	6,000,000	5,657,580
3 Month USD LIBOR + 0.43%, 1.43%, 12/9/2022 (a)	7,115,000	6,721,967
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.05%, 1/22/2021 (a)	3,955,000	3,892,590
Series BKNT, 3 Month USD LIBOR + 0.31%, 1.21%, 6/10/2021 (a)	7,000,000	6,863,080
Series BKNT, 3 Month USD LIBOR + 0.36%, 2.05%, 5/19/2020 (a)	2,493,000	2,487,092
Series BKNT, 3 Month USD LIBOR + 0.45%, 2.25%, 7/22/2022 (a)	3,113,000	2,998,037
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.29%, 7/27/2022 (a)	3,690,000	3,569,448
Regions Bank:
Series BKNT, 3 Month USD LIBOR + 0.38%, 1.81%, 4/1/2021 (a)	2,230,000	2,182,345
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.21%, 8/13/2021 (a)	3,190,000	3,105,593

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Canada:
3 Month USD LIBOR + 0.66%, 2.56%, 10/5/2023 (a) (b)	$3,050,000	$2,920,558
Series GMTN, 3 Month USD LIBOR + 0.30%, 2.10%, 7/22/2020 (a)	7,087,000	7,066,802
Series GMTN, 3 Month USD LIBOR + 0.36%, 2.20%, 1/17/2023 (a)	4,000,000	3,735,880
Series GMTN, 3 Month USD LIBOR + 0.39%, 2.16%, 4/30/2021 (a)	10,002,000	9,846,469
Series GMTN, 3 Month USD LIBOR + 0.47%, 2.24%, 4/29/2022 (a)	4,559,000	4,363,237
Series GMTN, 3 Month USD LIBOR + 0.73%, 2.49%, 2/1/2022 (a)	3,429,000	3,347,287
Series MTN, 3 Month USD LIBOR + 0.24%, 2.03%, 10/26/2020 (a)	5,255,000	5,224,363
Series MTN, 3 Month USD LIBOR + 0.40%, 2.19%, 1/25/2021 (a)	2,649,000	2,605,583
Royal Bank of Scotland Group PLC:
3 Month USD LIBOR + 1.47%, 3.16%, 5/15/2023 (a)	9,732,000	9,226,715
3 Month USD LIBOR + 1.55%, 2.77%, 6/25/2024 (a) (b)	6,646,000	5,913,212
Santander UK PLC:
3 Month USD LIBOR + 0.30%, 2.06%, 11/3/2020 (a)	3,089,000	3,084,274
3 Month USD LIBOR + 0.62%, 2.20%, 6/1/2021 (a)	5,834,000	5,726,654
3 Month USD LIBOR + 0.66%, 2.35%, 11/15/2021 (a)	2,220,000	2,150,581
Skandinaviska Enskilda Banken AB:
3 Month USD LIBOR + 0.43%, 2.12%, 5/17/2021 (a) (c)	6,965,000	6,813,511
3 Month USD LIBOR + 0.65%, 1.43%, 12/12/2022 (a) (c)	3,000,000	2,868,030
Societe Generale SA 3 Month USD LIBOR + 1.33%, 3.20%, 4/8/2021 (a) (c)	2,920,000	2,909,284
Security Description	Principal Amount	Value
Standard Chartered PLC:
3 Month USD LIBOR + 1.15%, 2.97%, 1/20/2023 (a) (c)	$8,185,000	$7,895,169
3 Month USD LIBOR + 1.20%, 2.10%, 9/10/2022 (a) (c)	6,155,000	5,927,265
Sumitomo Mitsui Banking Corp. 3 Month USD LIBOR + 0.37%, 2.21%, 10/16/2020 (a)	3,414,000	3,402,358
Sumitomo Mitsui Financial Group, Inc.:
3 Month USD LIBOR + 0.74%, 2.56%, 10/18/2022 (a)	4,483,000	4,243,653
3 Month USD LIBOR + 0.74%, 2.58%, 1/17/2023 (a) (b)	2,896,000	2,731,913
3 Month USD LIBOR + 0.78%, 2.62%, 7/12/2022 (a) (b)	6,016,000	5,849,477
3 Month USD LIBOR + 0.80%, 2.64%, 10/16/2023 (a) (b)	2,392,000	2,255,010
3 Month USD LIBOR + 0.86%, 2.68%, 7/19/2023 (a)	4,764,000	4,410,273
3 Month USD LIBOR + 1.11%, 2.95%, 7/14/2021 (a)	3,877,000	3,730,682
3 Month USD LIBOR + 1.14%, 2.96%, 10/19/2021 (a)	3,506,000	3,435,003
3 Month USD LIBOR + 1.68%, 2.68%, 3/9/2021 (a)	5,880,000	5,818,672
Svenska Handelsbanken AB:
3 Month USD LIBOR + 0.36%, 1.36%, 9/8/2020 (a)	4,395,000	4,370,520
Series BKNT, 3 Month USD LIBOR + 0.47%, 2.15%, 5/24/2021 (a) (b)	6,423,000	6,280,666
Swedbank AB 3 Month USD LIBOR + 0.70%, 1.44%, 3/14/2022 (a) (c)	2,685,000	2,589,468
Swedish Export Credit 3 Month USD LIBOR + 0.05%, 0.79%, 12/14/2020 (a)	7,150,000	7,139,203
Toronto-Dominion Bank:
Series GMTN, 3 Month USD LIBOR + 0.24%, 2.03%, 1/25/2021 (a)	1,920,000	1,885,056
Series GMTN, 3 Month USD LIBOR + 0.26%, 1.10%, 9/17/2020 (a)	5,784,000	5,745,883

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 3 Month USD LIBOR + 0.27%, 1.11%, 3/17/2021 (a)	$9,145,000	$8,991,638
Series GMTN, 3 Month USD LIBOR + 0.64%, 2.46%, 7/19/2023 (a) (b)	3,560,000	3,350,743
Series MTN, 3 Month USD LIBOR + 0.28%, 1.05%, 6/11/2020 (a)	4,117,000	4,100,944
Series MTN, 3 Month USD LIBOR + 0.43%, 1.20%, 6/11/2021 (a)	6,866,000	6,770,906
Series MTN, 3 Month USD LIBOR + 0.53%, 2.11%, 12/1/2022 (a)	2,080,000	1,984,466
Series MTN, 3 Month USD LIBOR + 1.00%, 2.87%, 4/7/2021 (a)	4,207,000	4,173,344
Truist Bank:
Series BKNT, 3 Month USD LIBOR + 0.22%, 1.80%, 6/1/2020 (a)	1,870,000	1,863,006
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.29%, 10/26/2021 (a)	1,915,000	1,877,677
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.28%, 5/17/2022 (a)	2,265,000	2,208,692
Series BKNT, 3 Month USD LIBOR + 0.59%, 2.35%, 8/2/2022 (a)	1,969,000	1,857,692
Truist Financial Corp.:
Series MTN, 3 Month USD LIBOR + 0.22%, 1.98%, 2/1/2021 (a) (b)	1,543,000	1,479,182
Series MTN, 3 Month USD LIBOR + 0.57%, 1.31%, 6/15/2020 (a)	7,628,000	7,595,276
Series MTN, 3 Month USD LIBOR + 0.65%, 2.08%, 4/1/2022 (a) (b)	2,791,000	2,725,216
UBS AG:
3 Month USD LIBOR + 0.48%, 2.06%, 12/1/2020 (a) (b) (c)	6,425,000	6,359,465
3 Month USD LIBOR + 0.58%, 1.58%, 6/8/2020 (a) (c)	17,820,000	17,780,440
UBS Group AG:
3 Month USD LIBOR + 0.95%, 2.64%, 8/15/2023 (a) (c)	2,180,000	2,033,962
3 Month USD LIBOR + 1.22%, 2.90%, 5/23/2023 (a) (b) (c)	9,449,000	8,888,013
3 Month USD LIBOR + 1.44%, 2.64%, 9/24/2020 (a) (c)	1,210,000	1,206,588
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.53%, 3.29%, 2/1/2022 (a) (c)	$2,515,000	$2,488,542
3 Month USD LIBOR + 1.78%, 3.62%, 4/14/2021 (a) (b) (c)	8,375,000	8,453,139
UniCredit SpA 3 Month USD LIBOR + 3.90%, 5.74%, 1/14/2022 (a) (c)	2,575,000	2,505,629
United Overseas Bank, Ltd. 3 Month USD LIBOR + 0.48%, 2.29%, 4/23/2021 (a) (c)	3,020,000	2,960,808
US Bank NA:
3 Month USD LIBOR + 0.31%, 2.06%, 2/4/2021 (a)	5,042,000	4,963,799
3 Month USD LIBOR + 0.40%, 1.40%, 12/9/2022 (a) (b)	4,500,000	4,375,485
Series BKNT, 3 Month USD LIBOR + 0.14%, 1.95%, 10/23/2020 (a)	1,395,000	1,350,011
Series BKNT, 3 Month USD LIBOR + 0.18%, 2.00%, 1/21/2022 (a)	11,500,000	11,092,670
Series BKNT, 3 Month USD LIBOR + 0.25%, 2.05%, 7/24/2020 (a)	8,392,000	8,353,397
Series BKNT, 3 Month USD LIBOR + 0.29%, 1.99%, 5/21/2021 (a)	4,615,000	4,520,669
Series BKNT, 3 Month USD LIBOR + 0.32%, 2.11%, 4/26/2021 (a)	6,705,000	6,603,218
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.07%, 11/16/2021 (a)	980,000	966,309
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.12%, 5/23/2022 (a)	4,250,000	4,100,952
Wells Fargo & Co.:
3 Month USD LIBOR + 0.93%, 2.66%, 2/11/2022 (a)	14,779,000	14,463,025
3 Month USD LIBOR + 1.03%, 2.82%, 7/26/2021 (a)	7,593,000	7,541,292
3 Month USD LIBOR + 1.11%, 2.91%, 1/24/2023 (a)	8,124,000	7,782,548
3 Month USD LIBOR + 1.23%, 3.01%, 10/31/2023 (a)	15,824,000	15,382,036
3 Month USD LIBOR + 1.34%, 2.59%, 3/4/2021 (a)	5,887,000	5,841,906

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.88%, 2.68%, 7/22/2020 (a)	$6,937,000	$6,917,507
Series MTN, 3 Month USD LIBOR + 1.01%, 2.01%, 12/7/2020 (a)	4,350,000	4,329,555
Wells Fargo Bank NA:
Series BKNT, 3 Month USD LIBOR + 0.31%, 2.14%, 1/15/2021 (a)	3,565,000	3,529,029
Series BKNT, 3 Month USD LIBOR + 0.38%, 2.08%, 5/21/2021 (a)	9,422,000	9,288,396
Series BKNT, 3 Month USD LIBOR + 0.50%, 2.31%, 7/23/2021 (a)	8,319,000	8,220,753
Series BKNT, 3 Month USD LIBOR + 0.51%, 2.31%, 10/22/2021 (a)	3,450,000	3,359,127
Series BKNT, 3 Month USD LIBOR + 0.62%, 2.26%, 5/27/2022 (a)	8,650,000	8,493,348
Series BKNT, 3 Month USD LIBOR + 0.66%, 1.66%, 9/9/2022 (a)	6,760,000	6,533,202
Westpac Banking Corp.:
3 Month USD LIBOR + 0.28%, 1.97%, 5/15/2020 (a)	2,841,000	2,837,420
3 Month USD LIBOR + 0.34%, 2.14%, 1/25/2021 (a)	4,556,000	4,503,333
3 Month USD LIBOR + 0.39%, 2.23%, 1/13/2023 (a)	2,160,000	2,063,642
3 Month USD LIBOR + 0.57%, 2.42%, 1/11/2023 (a)	7,959,000	7,705,904
3 Month USD LIBOR + 0.71%, 2.08%, 6/28/2022 (a)	5,674,000	5,552,463
3 Month USD LIBOR + 0.72%, 2.41%, 5/15/2023 (a)	5,500,000	5,271,035
3 Month USD LIBOR + 0.77%, 2.42%, 2/26/2024 (a) (b)	2,050,000	1,939,444
3 Month USD LIBOR + 0.85%, 2.54%, 8/19/2021 (a)	3,685,000	3,628,804
3 Month USD LIBOR + 0.85%, 2.70%, 1/11/2022 (a)	2,785,000	2,728,270
Woori Bank Series GMTN, 3 Month USD LIBOR + 0.77%, 2.47%, 5/21/2024 (a)	2,700,000	2,653,722
		1,514,275,239
Security Description	Principal Amount	Value
BEVERAGES — 0.4%
Anheuser-Busch InBev Finance, Inc. 3 Month USD LIBOR + 1.26%, 3.02%, 2/1/2021 (a)	$2,055,000	$2,073,618
Constellation Brands, Inc. 3 Month USD LIBOR + 0.70%, 2.39%, 11/15/2021 (a)	4,337,000	4,148,904
Diageo Capital PLC 3 Month USD LIBOR + 0.24%, 1.93%, 5/18/2020 (a)	3,280,000	3,276,786
PepsiCo, Inc. 3 Month USD LIBOR + 0.37%, 2.13%, 5/2/2022 (a)	2,070,000	2,041,952
		11,541,260
BIOTECHNOLOGY — 0.1%
Amgen, Inc. 3 Month USD LIBOR + 0.45%, 2.18%, 5/11/2020 (a)	2,199,000	2,196,735
BUILDING MATERIALS — 0.2%
Martin Marietta Materials, Inc. 3 Month USD LIBOR + 0.65%, 2.33%, 5/22/2020 (a)	1,513,000	1,508,673
Vulcan Materials Co. 3 Month USD LIBOR + 0.65%, 2.23%, 3/1/2021 (a)	4,422,000	4,078,764
		5,587,437
CHEMICALS — 0.2%
DuPont de Nemours, Inc.:
3 Month USD LIBOR + 0.71%, 2.40%, 11/15/2020 (a)	2,642,000	2,623,057
3 Month USD LIBOR + 1.11%, 2.80%, 11/15/2023 (a)	1,988,000	1,814,090
		4,437,147
COMMERCIAL SERVICES — 0.1%
Equifax, Inc. 3 Month USD LIBOR + 0.87%, 2.56%, 8/15/2021 (a)	2,397,000	2,339,616
COMPUTERS — 1.8%
Apple, Inc.:
3 Month USD LIBOR + 0.07%, 1.80%, 5/11/2020 (a)	4,106,000	4,104,358
3 Month USD LIBOR + 0.30%, 2.01%, 5/6/2020 (a)	752,000	751,940
3 Month USD LIBOR + 0.35%, 2.08%, 5/11/2022 (a) (b)	6,952,000	6,675,449

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.50%, 2.23%, 2/9/2022 (a) (b)	$7,267,000	$7,157,922
3 Month USD LIBOR + 1.13%, 2.81%, 2/23/2021 (a)	1,876,000	1,873,993
Hewlett Packard Enterprise Co. 3 Month USD LIBOR + 0.72%, 2.62%, 10/5/2021 (a) (b)	5,242,000	4,959,718
IBM Credit LLC:
3 Month USD LIBOR + 0.16%, 1.90%, 2/5/2021 (a)	5,710,000	5,641,880
3 Month USD LIBOR + 0.26%, 2.08%, 1/20/2021 (a) (b)	4,236,000	4,163,395
International Business Machines Corp.:
3 Month USD LIBOR + 0.40%, 2.11%, 5/13/2021 (a)	14,067,000	13,919,297
3 Month USD LIBOR + 0.58%, 2.32%, 11/6/2021 (a) (b)	397,000	394,316
		49,642,268
DIVERSIFIED FINANCIAL SERVICES — 2.2%
Air Lease Corp. Series MTN, 3 Month USD LIBOR + 0.67%, 2.13%, 6/3/2021 (a)	1,114,000	1,021,404
American Express Co.:
3 Month USD LIBOR + 0.33%, 2.10%, 10/30/2020 (a)	1,083,000	1,071,759
3 Month USD LIBOR + 0.53%, 2.22%, 5/17/2021 (a)	5,507,000	5,470,158
3 Month USD LIBOR + 0.60%, 2.34%, 11/5/2021 (a)	4,674,000	4,580,520
3 Month USD LIBOR + 0.61%, 2.37%, 8/1/2022 (a)	4,874,000	4,647,067
3 Month USD LIBOR + 0.62%, 2.31%, 5/20/2022 (a)	8,519,000	8,186,333
3 Month USD LIBOR + 0.65%, 2.29%, 2/27/2023 (a) (b)	6,453,000	6,159,969
3 Month USD LIBOR + 0.75%, 2.51%, 8/3/2023 (a)	4,182,000	3,901,179
Security Description	Principal Amount	Value
American Express Credit Corp.:
Series F, 3 Month USD LIBOR + 1.05%, 1.79%, 9/14/2020 (a)	$1,679,000	$1,675,709
Series MTN, 3 Month USD LIBOR + 0.70%, 2.16%, 3/3/2022 (a) (b)	1,312,000	1,278,531
Series MTN, 3 Month USD LIBOR + 0.73%, 2.38%, 5/26/2020 (a)	1,410,000	1,411,325
BOC Aviation, Ltd.:
3 Month USD LIBOR + 1.05%, 2.81%, 5/2/2021 (a) (c)	5,715,000	5,731,002
3 Month USD LIBOR + 1.13%, 2.36%, 9/26/2023 (a) (c)	2,000,000	1,998,840
Capital One Financial Corp. 3 Month USD LIBOR + 0.76%, 2.47%, 5/12/2020 (a)	3,225,000	3,218,679
Charles Schwab Corp. 3 Month USD LIBOR + 0.32%, 2.02%, 5/21/2021 (a)	3,977,000	3,890,222
Federation des Caisses Desjardins du Quebec 3 Month USD LIBOR + 0.33%, 2.10%, 10/30/2020 (a) (c)	2,277,000	2,259,217
National Rural Utilities Cooperative Finance Corp. Series MTN, 3 Month USD LIBOR + 0.38%, 1.75%, 6/30/2021 (a)	1,828,000	1,800,123
TD Ameritrade Holding Corp. 3 Month USD LIBOR + 0.43%, 2.19%, 11/1/2021 (a) (b)	3,511,000	3,401,316
		61,703,353
ELECTRIC — 1.4%
Consolidated Edison Co. of New York, Inc. Series C, 3 Month USD LIBOR + 0.40%, 1.62%, 6/25/2021 (a)	3,936,000	3,817,566
Dominion Energy, Inc. 3 Month USD LIBOR + 0.40%, 1.98%, 12/1/2020 (a) (c)	2,000,000	1,990,800
Duke Energy Corp. 3 Month USD LIBOR + 0.50%, 2.20%, 5/14/2021 (a) (c)	5,936,000	5,872,425
Duke Energy Progress LLC 3 Month USD LIBOR + 0.18%, 1.18%, 9/8/2020 (a)	1,360,000	1,334,337
Florida Power & Light Co. 3 Month USD LIBOR + 0.40%, 2.14%, 5/6/2022 (a)	11,610,000	10,894,243

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc.:
3 Month USD LIBOR + 0.48%, 2.23%, 5/4/2021 (a)	$1,929,000	$1,872,345
3 Month USD LIBOR + 0.55%, 2.16%, 8/28/2021 (a)	265,000	248,106
Sempra Energy:
3 Month USD LIBOR + 0.45%, 1.19%, 3/15/2021 (a)	5,830,000	5,773,391
3 Month USD LIBOR + 0.50%, 2.33%, 1/15/2021 (a)	3,382,000	2,930,909
Southern Power Co. 3 Month USD LIBOR + 0.55%, 1.67%, 12/20/2020 (a) (c)	3,640,000	3,581,287
		38,315,409
ELECTRONICS — 0.2%
Honeywell International, Inc. 3 Month USD LIBOR + 0.37%, 2.10%, 8/8/2022 (a)	3,695,000	3,533,824
Tyco Electronics Group SA 3 Month USD LIBOR + 0.45%, 1.76%, 6/5/2020 (a)	2,440,000	2,417,796
		5,951,620
FOOD — 0.7%
Campbell Soup Co. 3 Month USD LIBOR + 0.63%, 1.37%, 3/15/2021 (a)	2,988,000	2,937,054
Conagra Brands, Inc.:
3 Month USD LIBOR + 0.50%, 2.38%, 10/9/2020 (a)	2,735,000	2,696,929
3 Month USD LIBOR + 0.75%, 2.55%, 10/22/2020 (a)	1,969,000	1,945,313
General Mills, Inc.:
3 Month USD LIBOR + 0.54%, 2.38%, 4/16/2021 (a) (b)	5,724,000	5,618,049
3 Month USD LIBOR + 1.01%, 2.85%, 10/17/2023 (a)	2,220,000	2,135,307
Tyson Foods, Inc.:
3 Month USD LIBOR + 0.45%, 2.15%, 8/21/2020 (a)	3,410,000	3,402,600
3 Month USD LIBOR + 0.55%, 2.13%, 6/2/2020 (a)	2,356,000	2,358,780
		21,094,032
Security Description	Principal Amount	Value
GAS — 0.1%
Dominion Energy Gas Holdings LLC Series A, 3 Month USD LIBOR + 0.60%, 1.34%, 6/15/2021 (a)	$3,960,000	$3,809,441
HEALTH CARE PRODUCTS — 0.4%
Becton Dickinson and Co.:
3 Month USD LIBOR + 0.88%, 2.25%, 12/29/2020 (a)	4,380,000	4,232,175
3 Month USD LIBOR + 1.03%, 2.03%, 6/6/2022 (a)	3,552,000	3,377,206
Zimmer Biomet Holdings, Inc. 3 Month USD LIBOR + 0.75%, 1.80%, 3/19/2021 (a)	2,831,000	2,653,043
		10,262,424
HEALTH CARE SERVICES — 0.2%
UnitedHealth Group, Inc.:
3 Month USD LIBOR + 0.07%, 1.90%, 10/15/2020 (a)	2,315,000	2,308,588
3 Month USD LIBOR + 0.26%, 1.00%, 6/15/2021 (a)	2,437,000	2,403,832
		4,712,420
HOUSEHOLD PRODUCTS & WARES — 0.2%
Reckitt Benckiser Treasury Services PLC 3 Month USD LIBOR + 0.56%, 1.76%, 6/24/2022 (a) (c)	5,019,000	5,014,533
INSURANCE — 2.4%
AIA Group, Ltd. 3 Month USD LIBOR + 0.52%, 1.64%, 9/20/2021 (a) (c)	3,749,000	3,746,226
Assurant, Inc. 3 Month USD LIBOR + 1.25%, 2.48%, 3/26/2021 (a)	225,000	224,989
Athene Global Funding:
3 Month USD LIBOR + 1.14%, 2.96%, 4/20/2020 (a) (c)	2,090,000	2,089,352
3 Month USD LIBOR + 1.23%, 3.14%, 7/1/2022 (a) (c)	4,325,000	4,332,266
Jackson National Life Global Funding:
3 Month USD LIBOR + 0.30%, 2.09%, 4/27/2020 (a) (c)	150,000	149,946

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.30%, 2.13%, 10/15/2020 (a) (c)	$3,638,000	$3,635,526
3 Month USD LIBOR + 0.31%, 1.05%, 3/16/2021 (a) (c)	250,000	244,613
3 Month USD LIBOR + 0.48%, 1.25%, 6/11/2021 (a) (c)	2,902,000	2,784,353
3 Month USD LIBOR + 0.73%, 2.00%, 6/27/2022 (a) (c)	7,585,000	7,244,585
Marsh & McLennan Cos., Inc. 3 Month USD LIBOR + 1.20%, 2.57%, 12/29/2021 (a)	1,429,000	1,420,740
MassMutual Global Funding II 3 Month USD LIBOR + 0.15%, 1.98%, 1/7/2022 (a) (c)	4,000,000	3,711,720
Metropolitan Life Global Funding I:
3 Month USD LIBOR + 0.23%, 2.10%, 1/8/2021 (a) (c)	6,090,000	6,057,540
3 Month USD LIBOR + 0.40%, 1.18%, 6/12/2020 (a) (c)	2,305,000	2,297,624
New York Life Global Funding:
3 Month USD LIBOR + 0.16%, 1.59%, 10/1/2020 (a) (c)	2,946,000	2,933,244
3 Month USD LIBOR + 0.27%, 2.15%, 4/9/2020 (a) (c)	3,416,000	3,414,326
3 Month USD LIBOR + 0.28%, 2.01%, 1/10/2023 (a) (c)	4,000,000	3,855,880
3 Month USD LIBOR + 0.28%, 2.08%, 1/28/2021 (a) (c)	1,627,000	1,597,324
3 Month USD LIBOR + 0.28%, 2.10%, 1/21/2022 (a) (c)	6,750,000	6,537,847
3 Month USD LIBOR + 0.32%, 2.06%, 8/6/2021 (a) (c)	2,760,000	2,682,223
3 Month USD LIBOR + 0.44%, 2.29%, 7/12/2022 (a) (c)	1,750,000	1,677,183
3 Month USD LIBOR + 0.52%, 1.42%, 6/10/2022 (a) (c)	1,205,000	1,168,368
Principal Life Global Funding II 3 Month USD LIBOR + 0.30%, 1.53%, 6/26/2020 (a) (c)	919,000	916,151
Security Description	Principal Amount	Value
Protective Life Global Funding:
3 Month USD LIBOR + 0.37%, 2.22%, 7/13/2020 (a) (c)	$890,000	$885,194
3 Month USD LIBOR + 0.52%, 1.89%, 6/28/2021 (a) (c)	3,855,000	3,727,091
		67,334,311
INTERNET — 0.3%
eBay, Inc. 3 Month USD LIBOR + 0.87%, 2.64%, 1/30/2023 (a)	2,177,000	2,066,234
Tencent Holdings, Ltd.:
3 Month USD LIBOR + 0.61%, 2.42%, 1/19/2023 (a) (b) (c)	2,300,000	2,245,398
3 Month USD LIBOR + 0.91%, 2.76%, 4/11/2024 (a) (c)	2,000,000	1,955,240
3 Month USD LIBOR + 0.91%, 2.76%, 4/11/2024 (a)	2,000,000	1,955,240
3 Month USD LIBOR + 0.61%, 2.42%, 1/19/2023 (a)	1,690,000	1,649,880
		9,871,992
IT SERVICES — 0.2%
IBM Credit LLC 3 Month USD LIBOR + 0.47%, 2.08%, 11/30/2020 (a)	5,106,000	5,104,979
LODGING — 0.2%
Marriott International, Inc.:
3 Month USD LIBOR + 0.65%, 1.65%, 3/8/2021 (a)	2,200,000	2,067,340
Series Y, 3 Month USD LIBOR + 0.60%, 2.18%, 12/1/2020 (a)	2,730,000	2,613,620
		4,680,960
MACHINERY, CONSTRUCTION & MINING — 1.3%
Caterpillar Financial Services Corp.:
Series GMTN, 3 Month USD LIBOR + 0.29%, 1.54%, 9/4/2020 (a)	2,601,000	2,566,589
Series I, 3 Month USD LIBOR + 0.39%, 2.08%, 5/17/2021 (a) (b)	5,192,000	5,074,505
Series MTN, 3 Month USD LIBOR + 0.18%, 1.87%, 5/15/2020 (a) (b)	3,883,000	3,878,457

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.20%, 1.91%, 11/12/2021 (a)	$5,000,000	$4,836,900
Series MTN, 3 Month USD LIBOR + 0.23%, 0.97%, 3/15/2021 (a)	9,216,000	9,027,348
Series MTN, 3 Month USD LIBOR + 0.25%, 1.90%, 8/26/2020 (a)	3,152,000	3,151,842
Series MTN, 3 Month USD LIBOR + 0.28%, 1.28%, 9/7/2021 (a)	4,119,000	4,027,970
Series MTN, 3 Month USD LIBOR + 0.30%, 1.30%, 3/8/2021 (a)	2,550,000	2,501,040
Series MTN, 3 Month USD LIBOR + 0.35%, 1.35%, 12/7/2020 (a)	2,150,000	2,126,329
		37,190,980
MACHINERY-DIVERSIFIED — 1.1%
John Deere Capital Corp.:
3 Month USD LIBOR + 0.17%, 2.05%, 10/9/2020 (a)	2,645,000	2,628,601
Series GMTN, 3 Month USD LIBOR + 0.55%, 1.55%, 6/7/2023 (a) (b)	1,234,000	1,148,422
Series MTN, 3 Month USD LIBOR + 0.24%, 1.02%, 3/12/2021 (a)	3,066,000	3,010,137
Series MTN, 3 Month USD LIBOR + 0.26%, 1.16%, 9/10/2021 (a)	2,395,000	2,319,390
Series MTN, 3 Month USD LIBOR + 0.29%, 1.49%, 6/22/2020 (a)	3,333,000	3,323,968
Series MTN, 3 Month USD LIBOR + 0.40%, 1.40%, 6/7/2021 (a)	3,100,000	2,870,631
Series MTN, 3 Month USD LIBOR + 0.42%, 2.25%, 7/10/2020 (a)	1,900,000	1,890,082
Series MTN, 3 Month USD LIBOR + 0.48%, 1.48%, 9/8/2022 (a)	2,815,000	2,687,762
Series MTN, 3 Month USD LIBOR + 0.49%, 1.26%, 6/13/2022 (a)	3,300,000	3,196,248
Otis Worldwide Corp. 3 Month USD LIBOR + 0.45%, 2.09%, 4/5/2023 (a) (c)	3,230,000	3,060,328
Security Description	Principal Amount	Value
Westinghouse Air Brake Technologies Corp. 3 Month USD LIBOR + 1.30%, 2.04%, 9/15/2021 (a)	$3,831,000	$3,718,407
		29,853,976
MEDIA — 1.7%
Charter Communications Operating LLC 3 Month USD LIBOR + 1.65%, 3.41%, 2/1/2024 (a)	6,460,000	6,294,753
Comcast Corp.:
3 Month USD LIBOR + 0.33%, 1.76%, 10/1/2020 (a)	8,000,000	7,947,680
3 Month USD LIBOR + 0.44%, 1.87%, 10/1/2021 (a)	7,219,000	7,050,797
3 Month USD LIBOR + 0.63%, 2.46%, 4/15/2024 (a) (b)	3,215,000	3,012,326
NBCUniversal Enterprise, Inc. 3 Month USD LIBOR + 0.40%, 1.83%, 4/1/2021 (a) (c)	8,597,000	8,471,054
TWDC Enterprises 18 Corp.:
Series MTN, 3 Month USD LIBOR + 0.19%, 1.50%, 6/5/2020 (a)	2,774,000	2,772,641
Series MTN, 3 Month USD LIBOR + 0.39%, 1.64%, 3/4/2022 (a)	6,126,000	6,045,995
Walt Disney Co.:
3 Month USD LIBOR + 0.25%, 1.83%, 9/1/2021 (a)	3,426,000	3,365,771
3 Month USD LIBOR + 0.39%, 1.97%, 9/1/2022 (a)	2,636,000	2,561,797
		47,522,814
MISCELLANEOUS MANUFACTURER — 0.6%
3M Co. Series MTN, 3 Month USD LIBOR + 0.30%, 2.00%, 2/14/2024 (a)	2,842,000	2,729,400
General Electric Co.:
3 Month USD LIBOR + 1.00%, 1.74%, 3/15/2023 (a) (b)	4,756,000	4,427,836
3 Month USD LIBOR + 1.00%, 2.83%, 4/15/2023 (a)	1,395,000	1,313,937

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Siemens Financieringsmaatschappij NV 3 Month USD LIBOR + 0.61%, 1.35%, 3/16/2022 (a) (c)	$5,440,000	$5,233,062
Textron, Inc. 3 Month USD LIBOR + 0.55%, 2.28%, 11/10/2020 (a)	2,155,000	2,115,994
		15,820,229
OIL & GAS — 1.3%
BP Capital Markets America, Inc. 3 Month USD LIBOR + 0.65%, 1.70%, 9/19/2022 (a)	950,000	853,717
BP Capital Markets PLC 3 Month USD LIBOR + 0.25%, 1.93%, 11/24/2020 (a)	5,300,000	5,211,596
Chevron Corp.:
3 Month USD LIBOR + 0.48%, 1.94%, 3/3/2022 (a)	828,000	806,489
3 Month USD LIBOR + 0.53%, 2.22%, 11/15/2021 (a)	1,399,000	1,347,517
Series _, 3 Month USD LIBOR + 0.53%, 1.99%, 3/3/2022 (a) (b)	4,600,000	4,483,298
ConocoPhillips Co. 3 Month USD LIBOR + 0.90%, 2.59%, 5/15/2022 (a)	3,326,000	3,309,869
Exxon Mobil Corp.:
3 Month USD LIBOR + 0.33%, 2.02%, 8/16/2022 (a)	4,500,000	4,157,550
3 Month USD LIBOR + 0.37%, 1.37%, 3/6/2022 (a)	2,188,000	2,094,660
Petroleos Mexicanos 3 Month USD LIBOR + 3.65%, 4.42%, 3/11/2022 (a)	3,500,000	2,861,635
Phillips 66:
3 Month USD LIBOR + 0.60%, 2.25%, 2/26/2021 (a)	2,962,000	2,768,048
3 Month USD LIBOR + 0.75%, 2.58%, 4/15/2020 (a) (c)	1,810,000	1,800,932
Shell International Finance B.V.:
3 Month USD LIBOR + 0.40%, 2.11%, 11/13/2023 (a)	2,466,000	2,273,923
3 Month USD LIBOR + 0.45%, 2.18%, 5/11/2020 (a)	5,928,000	5,920,412
		37,889,646
Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.4%
AbbVie, Inc.:
3 Month USD LIBOR + 0.35%, 2.05%, 5/21/2021 (a) (c)	$4,542,000	$4,451,796
3 Month USD LIBOR + 0.46%, 2.15%, 11/19/2021 (a) (c)	5,505,000	5,313,701
3 Month USD LIBOR + 0.65%, 2.35%, 11/21/2022 (a) (c)	4,354,000	4,056,317
AstraZeneca PLC 3 Month USD LIBOR + 0.67%, 2.36%, 8/17/2023 (a)	2,378,000	2,279,242
Bayer US Finance II LLC:
3 Month USD LIBOR + 0.63%, 1.85%, 6/25/2021 (a) (c)	9,059,000	8,819,208
3 Month USD LIBOR + 1.01%, 1.75%, 12/15/2023 (a) (c)	8,919,000	7,819,822
Bristol-Myers Squibb Co.:
3 Month USD LIBOR + 0.20%, 1.89%, 11/16/2020 (a) (c)	1,500,000	1,488,270
3 Month USD LIBOR + 0.38%, 2.07%, 5/16/2022 (a) (c)	5,450,000	5,318,164
Cardinal Health, Inc. 3 Month USD LIBOR + 0.77%, 1.51%, 6/15/2022 (a)	2,615,000	2,517,461
Cigna Corp.:
3 Month USD LIBOR + 0.89%, 2.72%, 7/15/2023 (a)	2,285,000	2,053,644
Series WI, 3 Month USD LIBOR + 0.65%, 1.49%, 9/17/2021 (a)	7,385,000	7,083,249
CVS Health Corp. 3 Month USD LIBOR + 0.72%, 1.72%, 3/9/2021 (a)	5,413,000	5,242,436
Express Scripts Holding Co. 3 Month USD LIBOR + 0.75%, 2.33%, 11/30/2020 (a) (b)	2,719,000	2,701,109
GlaxoSmithKline Capital PLC 3 Month USD LIBOR + 0.35%, 2.05%, 5/14/2021 (a)	4,609,000	4,485,663
Pfizer, Inc. 3 Month USD LIBOR + 0.33%, 1.07%, 9/15/2023 (a)	1,642,000	1,610,671
Zoetis, Inc. 3 Month USD LIBOR + 0.44%, 2.13%, 8/20/2021 (a)	1,974,000	1,918,669
		67,159,422

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
PIPELINES — 0.7%
Enbridge, Inc. 3 Month USD LIBOR + 0.70%, 1.44%, 6/15/2020 (a)	$3,330,000	$3,268,095
MPLX L.P.:
3 Month USD LIBOR + 0.90%, 1.90%, 9/9/2021 (a)	7,645,000	7,504,562
3 Month USD LIBOR + 1.10%, 2.10%, 9/9/2022 (a)	7,293,000	6,954,094
Spectra Energy Partners L.P. 3 Month USD LIBOR + 0.70%, 2.01%, 6/5/2020 (a)	3,205,000	3,202,885
		20,929,636
REAL ESTATE INVESTMENT TRUSTS — 0.2%
AvalonBay Communities, Inc. Series MTN, 3 Month USD LIBOR + 0.43%, 2.26%, 1/15/2021 (a)	3,388,000	3,336,977
SL Green Operating Partnership L.P. 3 Month USD LIBOR + 0.98%, 2.67%, 8/16/2021 (a)	2,620,000	2,618,847
		5,955,824
RETAIL — 0.6%
Home Depot, Inc.:
3 Month USD LIBOR + 0.15%, 1.46%, 6/5/2020 (a)	4,411,000	4,389,518
3 Month USD LIBOR + 0.31%, 1.89%, 3/1/2022 (a)	1,110,000	1,076,844
McDonald's Corp. Series MTN, 3 Month USD LIBOR + 0.43%, 2.23%, 10/28/2021 (a)	2,935,000	2,862,916
Walmart, Inc.:
3 Month USD LIBOR + 0.04%, 1.24%, 6/23/2020 (a)	4,671,000	4,663,667
3 Month USD LIBOR + 0.23%, 1.43%, 6/23/2021 (a)	4,423,000	4,351,569
		17,344,514
SEMICONDUCTORS — 0.4%
Intel Corp.:
3 Month USD LIBOR + 0.08%, 1.81%, 5/11/2020 (a)	5,337,000	5,333,958
3 Month USD LIBOR + 0.35%, 2.08%, 5/11/2022 (a)	4,565,000	4,500,542
Security Description	Principal Amount	Value
QUALCOMM, Inc. 3 Month USD LIBOR + 0.73%, 2.50%, 1/30/2023 (a)	$2,783,000	$2,648,859
		12,483,359
TELECOMMUNICATIONS — 2.4%
AT&T, Inc.:
3 Month USD LIBOR + 0.75%, 2.33%, 6/1/2021 (a)	17,317,000	16,879,919
3 Month USD LIBOR + 0.93%, 2.30%, 6/30/2020 (a)	8,430,000	8,360,452
3 Month USD LIBOR + 0.95%, 2.78%, 7/15/2021 (a)	10,664,000	10,397,400
3 Month USD LIBOR + 1.18%, 1.96%, 6/12/2024 (a)	12,407,000	11,499,304
Verizon Communications, Inc.:
3 Month USD LIBOR + 0.55%, 2.23%, 5/22/2020 (a) (b)	6,244,000	6,234,884
3 Month USD LIBOR + 1.00%, 1.74%, 3/16/2022 (a)	7,822,000	7,531,569
Vodafone Group PLC 3 Month USD LIBOR + 0.99%, 2.83%, 1/16/2024 (a)	6,497,000	6,124,007
		67,027,535
TRANSPORTATION — 0.2%
United Parcel Service, Inc.:
3 Month USD LIBOR + 0.15%, 1.58%, 4/1/2021 (a)	1,530,000	1,467,958
3 Month USD LIBOR + 0.38%, 2.07%, 5/16/2022 (a)	2,663,000	2,611,498
3 Month USD LIBOR + 0.45%, 1.88%, 4/1/2023 (a)	3,273,000	3,023,565
		7,103,021
TRUCKING & LEASING — 0.2%
Aviation Capital Group LLC:
3 Month USD LIBOR + 0.67%, 2.44%, 7/30/2021 (a) (c)	1,340,000	1,294,494
3 Month USD LIBOR + 0.95%, 2.53%, 6/1/2021 (a) (c)	3,570,000	3,476,252

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
GATX Corp. 3 Month USD LIBOR + 0.72%, 2.46%, 11/5/2021 (a)	$767,000	$753,838
		5,524,584
TOTAL CORPORATE BONDS & NOTES (Cost $2,520,073,942)		2,438,833,372
FOREIGN GOVERNMENT OBLIGATIONS — 12.3%
African Development Bank Series GDIF, 3 Month USD LIBOR + 0.19%, 0.93%, 6/15/2020 (a)	6,630,000	6,623,105
Asian Development Bank:
3 Month USD LIBOR + 0.01%, 0.75%, 12/15/2021 (a)	21,372,000	21,340,156
Series GMTN, 3 Month USD LIBOR + 0.05%, 0.79%, 3/16/2021 (a)	9,650,000	9,641,122
Series GMTN, 3 Month USD LIBOR + 0.19%, 0.93%, 6/16/2021 (a)	11,989,000	11,994,635
CPPIB Capital, Inc. Series 144A, 3 Month USD LIBOR + 0.03%, 1.87%, 10/16/2020 (a) (c)	4,450,000	4,452,180
European Bank for Reconstruction & Development:
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.70%, 11/19/2020 (a)	3,280,000	3,279,934
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.74%, 5/11/2022 (a)	8,982,000	8,981,102
European Investment Bank:
3 Month USD LIBOR + 0.10%, 1.92%, 1/19/2023 (a) (c)	10,310,000	10,316,289
3 Month USD LIBOR + 0.11%, 1.31%, 3/24/2021 (a) (c)	490,000	490,206
Export Development Canada Series 144A, 3 Month USD LIBOR + 0.13%, 1.81%, 11/23/2020 (a) (c)	2,725,000	2,726,962
Export-Import Bank of Korea:
3 Month USD LIBOR + 0.53%, 1.74%, 6/25/2022 (a)	3,500,000	3,464,580
3 Month USD LIBOR + 0.58%, 2.16%, 6/1/2021 (a)	1,677,000	1,673,914
3 Month USD LIBOR + 0.78%, 2.36%, 6/1/2023 (a)	7,000,000	6,921,880
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.93%, 2.69%, 11/1/2022 (a)	$7,990,000	$7,952,207
Series 5FRN, 3 Month USD LIBOR + 0.88%, 2.67%, 1/25/2022 (a)	2,300,000	2,290,639
Inter-American Development Bank:
3 Month USD LIBOR + 0.03%, 0.77%, 3/15/2022 (a)	9,300,000	9,285,399
3 Month USD LIBOR + 0.32%, 2.15%, 4/15/2020 (a)	5,375,000	5,377,150
Series GDIF, 3 Month USD LIBOR + 0.00%, 1.83%, 1/15/2022 (a)	18,610,000	18,595,670
Series GMTN, 3 Month USD LIBOR + 0.01%, 1.84%, 7/15/2020 (a)	6,793,000	6,793,068
Series GMTN, 3 Month USD LIBOR + 0.02%, 1.77%, 10/25/2021 (a)	6,390,000	6,382,140
Series GMTN, 3 Month USD LIBOR + 0.07%, 1.90%, 7/15/2022 (a)	11,240,000	11,228,198
Series GMTN, 3 Month USD LIBOR + 0.20%, 2.03%, 7/15/2021 (a)	13,549,000	13,581,111
Series GMTN, 3 Month USD LIBOR + 0.22%, 2.05%, 10/15/2020 (a)	7,065,000	7,073,549
International Bank for Reconstruction & Development:
Series GDIF, 3 Month USD LIBOR + 0.10%, 1.95%, 10/13/2020 (a)	7,478,000	7,482,412
Series GDIF, 3 Month USD LIBOR + 0.28%, 2.01%, 2/11/2021 (a)	11,403,000	11,437,095
International Finance Corp.:
Series GMTN, 3 Month USD LIBOR + 0.01%, 0.75%, 12/15/2020 (a)	13,030,000	13,012,931
Series GMTN, 3 Month USD LIBOR + 0.07%, 0.81%, 12/15/2022 (a)	9,785,000	9,775,998
Series GMTN, 3 Month USD LIBOR + 0.18%, 0.92%, 12/15/2021 (a)	10,033,000	10,036,010
Japan Bank for International Cooperation:
3 Month USD LIBOR + 0.39%, 2.21%, 7/21/2020 (a)	1,990,000	1,992,348

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.48%, 2.06%, 6/1/2020 (a)	$3,230,000	$3,233,844
Kommunalbanken A/S:
Series 144A, 3 Month USD LIBOR + 0.04%, 0.82%, 3/12/2021 (a) (c)	10,630,000	10,617,775
Series 144A, 3 Month USD LIBOR + 0.04%, 1.87%, 4/15/2021 (a) (c)	3,000,000	2,999,820
Series 144A, 3 Month USD LIBOR + 0.08%, 1.76%, 2/24/2022 (a) (c)	4,000,000	3,997,240
Series 144A, 3 Month USD LIBOR + 0.13%, 1.13%, 9/8/2021 (a) (c)	4,080,000	4,075,226
Series 144A, 3 Month USD LIBOR + 0.33%, 1.07%, 6/16/2020 (a) (c)	13,770,000	13,760,223
Korea Development Bank:
3 Month USD LIBOR + 0.48%, 1.91%, 10/1/2022 (a)	4,160,000	4,094,605
3 Month USD LIBOR + 0.55%, 1.33%, 3/12/2021 (a)	2,730,000	2,713,484
3 Month USD LIBOR + 0.68%, 1.73%, 9/19/2020 (a)	510,000	508,791
3 Month USD LIBOR + 0.71%, 2.34%, 2/27/2022 (a)	4,560,000	4,542,490
3 Month USD LIBOR + 0.73%, 2.63%, 7/6/2022 (a)	1,995,000	1,978,461
Series EMTN, 3 Month USD LIBOR + 0.35%, 2.04%, 2/18/2023 (a)	2,000,000	1,957,680
Korea Expressway Corp. Series 144A, 3 Month USD LIBOR + 0.70%, 2.52%, 4/20/2020 (a) (c)	1,600,000	1,600,784
Landwirtschaftliche Rentenbank:
3 Month USD LIBOR + 0.04%, 1.89%, 1/12/2022 (a) (c)	11,119,000	11,115,887
3 Month USD LIBOR + 0.25%, 1.71%, 6/3/2021 (a) (c)	5,725,000	5,736,622
3 Month USD LIBOR + 0.35%, 2.04%, 2/19/2021 (a) (c)	1,780,000	1,786,230
Municipality Finance PLC:
Series 144A, 3 Month USD LIBOR + 0.01%, 1.80%, 10/26/2020 (a) (c)	4,940,000	4,942,371
Security Description	Principal Amount	Value
Series 144A, 3 Month USD LIBOR + 0.05%, 1.74%, 2/17/2021 (a) (c)	$2,980,000	$2,982,265
Nederlandse Waterschapsbank NV:
Series 144A, 3 Month USD LIBOR + 0.01%, 1.74%, 11/10/2020 (a) (c)	10,460,000	10,464,393
Series 144A, 3 Month USD LIBOR + 0.07%, 0.81%, 12/15/2021 (a) (c)	12,120,000	12,098,669
Province of Quebec Canada Series MTN, 3 Month USD LIBOR + 0.13%, 1.33%, 9/21/2020 (a)	7,814,000	7,814,000
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $347,982,313)		347,222,850
	Shares
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (d) (e)	34,912,107	34,880,686
State Street Navigator Securities Lending Portfolio II (f) (g)	19,787,540	19,787,540
TOTAL SHORT-TERM INVESTMENTS (Cost $54,701,064)		54,668,226
TOTAL INVESTMENTS — 100.8% (Cost $2,922,757,319)		2,840,724,448
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(22,069,030)
NET ASSETS — 100.0%		$2,818,655,418
(a)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 23.9% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2020.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS INVESTMENT GRADE FLOATING RATE ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

BKNT	Bank Notes
EMTN	Euro Medium Term Note
FRN	Floating Rate Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,438,833,372	$—	$2,438,833,372
Foreign Government Obligations	—	347,222,850	—	347,222,850
Short-Term Investments	54,668,226	—	—	54,668,226
TOTAL INVESTMENTS	$54,668,226	$2,786,056,222	$—	$2,840,724,448
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$544,284,301	$509,313,486	$(57,291)	$(32,838)	34,912,107	$34,880,686	$473,157
State Street Institutional U.S. Government Money Market Fund, Class G Shares	34,997,620	34,997,620	89,433,947	124,431,567	—	—	—	—	33,844
State Street Navigator Securities Lending Portfolio II	—	—	131,997,608	112,210,068	—	—	19,787,540	19,787,540	39,584
State Street Navigator Securities Lending Portfolio III	3,598,183	3,598,183	91,024,005	94,622,188	—	—	—	—	14,276
Total		$38,595,803	$856,739,861	$840,577,309	$(57,291)	$(32,838)		$54,668,226	$560,861
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.4%
Affinion Group, Inc. PIK 12.50%, 11/10/2022 (a)	$3,279,185	$1,900,550
Lamar Media Corp. 5.00%, 5/1/2023 (b)	1,497,000	1,488,033
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	5,587,000	4,160,862
Mood Media Borrower LLC/Mood Media Co-Issuer, Inc. PIK Zero Coupon, 12/31/2023 (a)	1,479,481	1,283,450
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.63%, 2/15/2024 (b)	1,728,000	1,693,527
		10,526,422
AEROSPACE & DEFENSE — 2.7%
Arconic, Inc.:
5.13%, 10/1/2024 (b)	4,742,000	4,687,752
5.40%, 4/15/2021 (b)	8,164,000	8,065,950
5.87%, 2/23/2022 (b)	5,694,000	5,598,967
6.15%, 8/15/2020 (b)	11,230,000	11,468,076
Bombardier, Inc.:
5.75%, 3/15/2022 (a)	1,876,000	1,420,845
6.00%, 10/15/2022 (a)	7,269,000	5,451,750
6.13%, 1/15/2023 (a)	8,208,500	5,785,761
7.50%, 12/1/2024 (a)	6,946,000	4,687,230
7.50%, 3/15/2025 (a)	6,280,000	4,491,330
8.75%, 12/1/2021 (a)	7,527,000	6,265,701
SSL Robotics LLC 9.75%, 12/31/2023 (a)	5,283,000	5,537,429
TransDigm, Inc. 6.50%, 7/15/2024	7,199,925	6,846,481
Triumph Group, Inc. 6.25%, 9/15/2024 (a) (b)	2,849,000	2,536,009
		72,843,281
AGRICULTURE — 0.3%
JBS Investments GmbH:
6.25%, 2/5/2023 (a) (b)	2,679,000	2,672,972
Series REGS, 6.25%, 2/5/2023	889,000	887,000
Pyxus International, Inc. 9.88%, 7/15/2021	3,996,900	769,483
Vector Group, Ltd. 6.13%, 2/1/2025 (a)	3,983,000	3,624,570
		7,954,025
AIRLINES — 0.6%
Air Canada 7.75%, 4/15/2021 (a)	3,965,000	3,876,739
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a) (b)	3,736,000	2,638,288
Security Description	Principal Amount	Value
5.00%, 6/1/2022 (a) (b)	$3,796,000	$3,049,441
United Airlines Holdings, Inc.:
4.25%, 10/1/2022	1,886,900	1,722,004
4.88%, 1/15/2025 (b)	1,689,000	1,452,422
Virgin Australia Holdings, Ltd.:
7.88%, 10/15/2021 (a)	1,879,000	856,805
8.13%, 11/15/2024 (a)	4,110,000	1,960,100
		15,555,799
APPAREL — 0.2%
Hanesbrands, Inc. 4.63%, 5/15/2024 (a) (b)	5,435,000	5,372,878
AUTO MANUFACTURERS — 3.4%
Allison Transmission, Inc. 5.00%, 10/1/2024 (a) (b)	5,899,000	5,696,428
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	2,938,000	2,056,600
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	4,044,000	3,346,734
Fiat Chrysler Automobiles NV:
4.50%, 4/15/2020	10,075,000	10,041,047
5.25%, 4/15/2023 (b)	8,325,180	7,899,097
Ford Motor Credit Co. LLC:
2.98%, 8/3/2022	4,700,000	4,370,295
3.09%, 1/9/2023	4,250,000	3,912,932
3.10%, 5/4/2023	1,450,000	1,290,500
3.20%, 1/15/2021	10,955,000	10,602,906
3.22%, 1/9/2022	1,575,000	1,470,263
3.34%, 3/18/2021	3,425,000	3,291,904
3.34%, 3/28/2022	5,700,000	5,346,600
3.35%, 11/1/2022	2,450,000	2,289,795
3.47%, 4/5/2021	3,525,000	3,382,660
3.66%, 9/8/2024	2,051,000	1,848,525
3.81%, 10/12/2021	4,350,000	4,179,567
3.81%, 1/9/2024	2,275,000	2,057,624
4.06%, 11/1/2024	2,025,000	1,836,574
4.14%, 2/15/2023	650,000	602,511
4.25%, 9/20/2022	2,050,000	1,923,454
4.38%, 8/6/2023	2,549,000	2,344,137
5.58%, 3/18/2024	2,200,000	2,083,818
5.60%, 1/7/2022	2,700,000	2,613,141
5.88%, 8/2/2021	4,600,000	4,507,448
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	3,753,000	3,261,507
		92,256,067
AUTO PARTS & EQUIPMENT — 0.6%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022 (b)	3,742,000	3,152,111
Dana, Inc. 5.50%, 12/15/2024 (b)	2,332,000	2,066,548

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Goodyear Tire & Rubber Co. 5.13%, 11/15/2023 (b)	$7,755,000	$7,320,410
Meritor, Inc. 6.25%, 2/15/2024	3,517,000	3,337,563
Titan International, Inc. 6.50%, 11/30/2023	2,738,000	1,247,269
		17,123,901
BANKS — 1.2%
CIT Group, Inc.:
4.13%, 3/9/2021	1,438,000	1,415,524
4.75%, 2/16/2024	2,543,000	2,482,604
5.00%, 8/15/2022 (b)	9,416,000	9,265,721
5.00%, 8/1/2023 (b)	5,619,000	5,447,227
5.25%, 3/7/2025 (b)	355,000	345,997
Freedom Mortgage Corp. 8.13%, 11/15/2024 (a)	2,291,000	1,823,178
Intesa Sanpaolo SpA 5.02%, 6/26/2024 (a)	12,642,000	12,283,220
		33,063,471
BEVERAGES — 0.1%
Ajecorp B.V. 6.50%, 5/14/2022 (a)	1,436,000	1,136,063
Cott Holdings, Inc. 5.50%, 4/1/2025 (a)	2,778,000	2,690,382
		3,826,445
BUILDING MATERIALS — 1.2%
Associated Materials LLC/AMH New Finance, Inc. 9.00%, 1/1/2024 (a)	3,336,000	2,726,112
BMC East LLC 5.50%, 10/1/2024 (a)	2,884,000	2,792,981
Boise Cascade Co. 5.63%, 9/1/2024 (a)	2,883,000	2,731,787
Griffon Corp. 5.25%, 3/1/2022	32,000	29,875
James Hardie International Finance DAC 4.75%, 1/15/2025 (a)	2,438,000	2,331,874
Omnimax International, Inc. 12.00%, 8/15/2020 (a)	2,525,000	1,745,381
Standard Industries, Inc.:
5.38%, 11/15/2024 (a)	8,692,000	8,388,562
5.50%, 2/15/2023 (a)	2,648,000	2,547,244
Summit Materials LLC/Summit Materials Finance Corp. 6.13%, 7/15/2023 (b)	4,072,000	4,058,929
US Concrete, Inc. 6.38%, 6/1/2024 (b)	4,296,000	3,875,250
		31,227,995
CHEMICALS — 2.4%
Alpha 3 B.V./Alpha US Bidco, Inc. 6.25%, 2/1/2025 (a)	2,874,000	2,645,919
Security Description	Principal Amount	Value
Ashland LLC 4.75%, 8/15/2022 (b)	$1,617,000	$1,613,055
Axalta Coating Systems LLC 4.88%, 8/15/2024 (a)	2,518,000	2,360,852
Blue Cube Spinco LLC 9.75%, 10/15/2023 (b)	3,580,000	3,716,040
CF Industries, Inc. 3.45%, 6/1/2023	4,444,000	4,365,386
Chemours Co. 6.63%, 5/15/2023	5,801,000	4,930,502
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	2,271,000	1,881,296
CVR Partners L.P./CVR Nitrogen Finance Corp. 9.25%, 6/15/2023 (a) (b)	5,584,000	4,413,091
Eurochem Finance DAC Series REGS, 5.50%, 3/13/2024	6,282,000	6,451,488
INEOS Group Holdings SA 5.63%, 8/1/2024 (a) (b)	4,180,000	3,690,397
OCI NV:
5.25%, 11/1/2024 (a) (b)	5,361,000	5,073,382
6.63%, 4/15/2023 (a)	3,276,000	3,106,172
PolyOne Corp. 5.25%, 3/15/2023	3,159,000	3,002,061
PQ Corp. 6.75%, 11/15/2022 (a)	4,633,000	4,711,529
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	2,514,000	1,142,990
TPC Group, Inc. 10.50%, 8/1/2024 (a)	6,840,000	5,633,834
WR Grace & Co-Conn 5.13%, 10/1/2021 (a)	5,924,000	5,997,221
		64,735,215
COAL — 0.1%
Peabody Energy Corp. 6.00%, 3/31/2022 (a) (b)	4,699,000	3,271,303
COMMERCIAL SERVICES — 4.2%
ADT Security Corp.:
3.50%, 7/15/2022	5,739,100	5,581,332
4.13%, 6/15/2023 (b)	1,653,000	1,616,469
6.25%, 10/15/2021 (b)	12,808,000	12,533,525
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a) (b)	4,561,000	2,652,313
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	2,590,000	1,948,276
APX Group, Inc.:
7.63%, 9/1/2023 (b)	3,146,000	2,465,048
7.88%, 12/1/2022 (b)	5,823,000	5,545,651
Atento Luxco 1 SA 6.13%, 8/10/2022 (a) (b)	4,389,000	2,637,438
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a)	1,570,000	1,205,839

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 4/1/2023	$978,000	$840,845
6.38%, 4/1/2024 (a)	1,502,000	1,225,497
Capitol Investment Merger Sub 2 LLC 10.00%, 8/1/2024 (a) (b)	2,588,000	2,358,522
Garda World Security Corp. 4.63%, 2/15/2027 (a)	291,000	264,522
Hertz Corp.:
5.50%, 10/15/2024 (a)	4,803,000	2,636,799
6.25%, 10/15/2022 (b)	5,537,500	3,878,908
7.63%, 6/1/2022 (a)	2,273,000	1,838,061
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	8,426,000	8,579,353
LSC Communications, Inc. 8.75%, 10/15/2023 (a)	2,262,000	306,252
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc. 7.88%, 10/1/2022 (a) (b)	3,041,000	1,948,703
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a) (b)	9,135,000	8,038,343
Nielsen Co. Luxembourg SARL:
5.00%, 2/1/2025 (a) (b)	667,000	628,187
5.50%, 10/1/2021 (a)	5,744,000	5,661,229
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (b)	7,565,000	7,449,256
5.00%, 4/15/2022 (a) (b)	15,949,000	14,839,428
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/2024 (a)	5,376,000	5,270,630
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (a)	2,107,000	2,121,433
Service Corp. International 5.38%, 5/15/2024 (b)	2,380,000	2,421,055
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	3,556,000	3,511,159
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a) (b)	3,076,000	1,143,072
WEX, Inc. 4.75%, 2/1/2023 (a)	1,328,000	1,275,119
		112,422,264
COMPUTERS — 2.0%
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a) (b)	9,401,000	9,402,880
7.13%, 6/15/2024 (a) (b)	8,709,000	8,990,649
Dell, Inc. 4.63%, 4/1/2021	1,631,000	1,633,920
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	2,445,000	1,626,805
EMC Corp.:
2.65%, 6/1/2020	4,084,000	4,058,638
Security Description	Principal Amount	Value
3.38%, 6/1/2023	$6,198,000	$6,100,072
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	5,218,000	1,448,360
Leidos Holdings, Inc. 4.45%, 12/1/2020	360	358
NCR Corp.:
5.00%, 7/15/2022 (b)	5,395,000	5,154,976
6.38%, 12/15/2023 (b)	3,920,000	3,907,574
Science Applications International Corp. 4.88%, 4/1/2028 (a)	1,294,000	1,245,734
Vericast Corp.:
8.38%, 8/15/2022 (a)	8,559,000	6,600,615
9.25%, 3/1/2021 (a) (b)	2,583,000	2,612,860
		52,783,441
COSMETICS/PERSONAL CARE — 0.9%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	4,145,000	3,701,941
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	1,063,000	965,183
Avon Products, Inc. 7.00%, 3/15/2023	6,090,000	5,062,922
Edgewell Personal Care Co.:
4.70%, 5/19/2021 (b)	6,738,000	6,569,078
4.70%, 5/24/2022	3,814,000	3,706,483
Revlon Consumer Products Corp.:
5.75%, 2/15/2021 (b)	3,772,000	3,013,677
6.25%, 8/1/2024	3,374,000	825,584
		23,844,868
DISTRIBUTION & WHOLESALE — 0.3%
Anixter, Inc.:
5.13%, 10/1/2021	2,250,000	2,268,383
5.50%, 3/1/2023	1,092,000	1,087,894
Performance Food Group, Inc. 5.50%, 6/1/2024 (a)	2,134,000	1,983,745
Wolverine Escrow LLC 8.50%, 11/15/2024 (a) (b)	2,539,000	2,050,344
		7,390,366
DIVERSIFIED FINANCIAL SERVICES — 4.8%
Alliance Data Systems Corp. 4.75%, 12/15/2024 (a)	2,964,000	2,238,116
Ally Financial, Inc. 7.50%, 9/15/2020	3,144,000	3,175,660
Avation Capital SA 6.50%, 5/15/2021 (a) (b)	2,031,000	1,867,565
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	1,187,000	1,086,615
Fairstone Financial, Inc. 7.88%, 7/15/2024 (a)	2,103,000	1,987,167

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	$1,485,000	$1,318,383
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	10,486,000	6,750,782
goeasy, Ltd. 5.38%, 12/1/2024 (a)	3,532,000	3,287,515
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.25%, 2/1/2022	7,426,000	7,454,590
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 9/15/2024 (b)	7,775,000	7,153,078
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	1,911,000	1,661,328
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023 (a)	6,858,000	6,714,668
Navient Corp.:
5.00%, 10/26/2020	6,005,000	5,910,481
5.50%, 1/25/2023	8,309,000	7,673,445
5.88%, 3/25/2021	6,121,000	6,031,633
5.88%, 10/25/2024 (b)	1,354,000	1,239,560
6.50%, 6/15/2022	5,276,000	5,163,516
6.63%, 7/26/2021	4,671,000	4,794,174
7.25%, 9/25/2023	2,782,000	2,726,694
Series MTN, 6.13%, 3/25/2024 (b)	5,323,000	4,930,109
Series MTN, 7.25%, 1/25/2022 (b)	3,956,000	3,851,957
Springleaf Finance Corp.:
5.63%, 3/15/2023 (b)	6,449,000	6,309,186
6.13%, 5/15/2022	5,198,000	5,291,460
6.13%, 3/15/2024	7,645,000	7,586,439
6.88%, 3/15/2025	1,676,000	1,690,062
7.75%, 10/1/2021	5,442,000	5,461,646
8.25%, 12/15/2020	8,439,000	8,454,190
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a) (b)	3,876,000	2,921,380
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	4,011,000	3,764,725
		128,496,124
ELECTRIC — 1.2%
AES Corp.:
4.00%, 3/15/2021 (b)	3,174,000	3,144,767
4.50%, 3/15/2023 (b)	4,222,000	4,137,349
4.88%, 5/15/2023 (b)	724,000	708,796
Calpine Corp.:
5.50%, 2/1/2024 (b)	2,280,000	2,164,678
5.75%, 1/15/2025 (b)	7,484,000	7,066,692
DPL, Inc. 7.25%, 10/15/2021	4,246,000	4,185,834
Security Description	Principal Amount	Value
InterGen NV 7.00%, 6/30/2023 (a) (b)	$1,345,000	$1,040,573
NextEra Energy Operating Partners L.P.:
4.25%, 7/15/2024 (a)	3,481,000	3,447,861
4.25%, 9/15/2024 (a)	1,573,000	1,551,167
TransAlta Corp. 4.50%, 11/15/2022	1,654,000	1,486,251
Vistra Energy Corp. 5.88%, 6/1/2023 (b)	3,093,000	3,122,136
		32,056,104
ELECTRICAL COMPONENTS & EQUIPMENT — 0.2%
WESCO Distribution, Inc.:
5.38%, 12/15/2021 (b)	3,293,000	3,019,912
5.38%, 6/15/2024 (b)	1,379,000	1,180,065
		4,199,977
ELECTRONICS — 0.5%
Ingram Micro, Inc. 5.45%, 12/15/2024	5,856,000	4,786,109
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a) (b)	4,377,000	4,249,935
5.63%, 11/1/2024 (a) (b)	4,690,000	4,565,809
		13,601,853
ENERGY-ALTERNATE SOURCES — 0.2%
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	1,834,000	1,823,069
TerraForm Power Operating LLC 4.25%, 1/31/2023 (a)	3,172,875	3,147,207
		4,970,276
ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Abenewco 2 SAU PIK 1.50%, 4/26/2024 (a)	4,407,135	20,537
AECOM 5.88%, 10/15/2024	6,180,000	6,051,641
MasTec, Inc. 4.88%, 3/15/2023 (b)	2,276,000	2,111,514
		8,183,692
ENTERTAINMENT — 1.9%
Banijay Entertainment SASU 5.38%, 3/1/2025 (a)	2,207,000	2,054,121
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	1,924,000	1,722,981
Cinemark USA, Inc.:
4.88%, 6/1/2023 (b)	4,784,000	3,573,648
5.13%, 12/15/2022	1,752,000	1,396,204
Cirsa Finance International Sarl 7.88%, 12/20/2023 (a) (b)	2,765,000	2,018,091

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Eldorado Resorts, Inc. 7.00%, 8/1/2023	$2,200,000	$1,997,798
Enterprise Development Authority 12.00%, 7/15/2024 (a)	718,000	624,179
International Game Technology PLC:
6.25%, 2/15/2022 (a) (b)	9,107,000	8,419,057
6.50%, 2/15/2025 (a) (b)	7,341,000	6,473,514
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	1,793,000	1,458,193
Lions Gate Capital Holdings LLC:
5.88%, 11/1/2024 (a)	2,982,000	2,585,871
6.38%, 2/1/2024 (a)	3,490,000	3,076,365
Live Nation Entertainment, Inc. 4.88%, 11/1/2024 (a)	4,334,000	4,000,629
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	4,417,000	3,300,338
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a) (b)	8,125,000	6,959,875
		49,660,864
ENVIRONMENTAL CONTROL — 0.5%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	1,324,000	1,340,126
Covanta Holding Corp. 5.88%, 3/1/2024	3,683,000	3,472,590
GFL Environmental, Inc. 5.63%, 5/1/2022 (a)	2,350,000	2,367,625
Stericycle, Inc. 5.38%, 7/15/2024 (a) (b)	3,315,000	3,291,331
Tervita Corp. 7.63%, 12/1/2021 (a)	4,977,000	3,485,543
		13,957,215
FOOD — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:
3.50%, 2/15/2023 (a)	1,701,000	1,676,999
5.75%, 3/15/2025 (b)	1,668,000	1,685,147
6.63%, 6/15/2024 (b)	9,257,000	9,401,687
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	5,074,000	2,167,968
Ingles Markets, Inc. 5.75%, 6/15/2023 (b)	2,573,000	2,560,135
JBS USA LUX SA/JBS USA Finance, Inc. 5.88%, 7/15/2024 (a)	3,911,000	3,962,508
Kraft Heinz Foods Co.:
3.50%, 6/6/2022 (b)	4,258,000	4,225,426
3.50%, 7/15/2022	1,012,000	1,003,459
4.00%, 6/15/2023	1,539,000	1,550,311
Lamb Weston Holdings, Inc. 4.63%, 11/1/2024 (a) (b)	3,481,000	3,433,241
Security Description	Principal Amount	Value
Pilgrim's Pride Corp. 5.75%, 3/15/2025 (a)	$2,255,000	$2,275,836
Simmons Foods, Inc. 5.75%, 11/1/2024 (a) (b)	2,734,000	2,485,589
TreeHouse Foods, Inc.:
4.88%, 3/15/2022 (b)	3,511,000	3,484,948
6.00%, 2/15/2024 (a) (b)	4,763,000	4,766,572
US Foods, Inc. 5.88%, 6/15/2024 (a) (b)	2,819,000	2,567,038
		47,246,864
FOREST PRODUCTS & PAPER — 0.2%
Mercer International, Inc. 7.38%, 1/15/2025	4,234,000	3,678,203
Resolute Forest Products, Inc. 5.88%, 5/15/2023 (b)	1,249,000	997,826
		4,676,029
GAS — 0.4%
AmeriGas Partners L.P./AmeriGas Finance Corp. 5.63%, 5/20/2024	5,733,000	5,237,382
Rockpoint Gas Storage Canada, Ltd. 7.00%, 3/31/2023 (a)	5,832,000	4,330,552
		9,567,934
HAND & MACHINE TOOLS — 0.2%
Colfax Corp. 6.00%, 2/15/2024 (a)	4,167,000	4,027,155
HEALTH CARE PRODUCTS — 0.7%
Avantor, Inc. 6.00%, 10/1/2024 (a)	9,012,000	9,448,181
Immucor, Inc. 11.13%, 2/15/2022 (a)	2,419,000	2,189,534
Kinetic Concepts, Inc./KCI USA, Inc. 12.50%, 11/1/2021 (a)	5,524,000	5,543,721
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 5/15/2022 (a) (b)	1,594,000	1,505,915
		18,687,351
HEALTH CARE SERVICES — 6.3%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/2023	4,595,000	4,374,026
6.50%, 3/1/2024	2,450,000	2,414,548
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023 (a) (b)	1,089,000	942,998
Centene Corp.:
4.75%, 5/15/2022 (b)	6,603,000	6,633,638
4.75%, 1/15/2025 (b)	4,792,000	4,846,725

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/15/2025 (a)	$6,097,000	$6,190,284
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	21,751,000	20,680,851
6.63%, 2/15/2025 (a)	5,877,000	5,507,219
6.88%, 2/1/2022	75,500	56,426
8.13%, 6/30/2024 (a) (b)	14,431,000	9,980,047
8.63%, 1/15/2024 (a)	6,253,000	6,242,620
9.88%, 6/30/2023 (a) (b) (c)	4,758,000	3,804,449
DaVita, Inc. 5.13%, 7/15/2024	12,501,000	12,470,373
Encompass Health Corp. 5.75%, 11/1/2024 (b)	2,489,000	2,499,105
HCA, Inc.:
5.38%, 2/1/2025	19,174,000	19,637,052
5.88%, 5/1/2023 (b)	4,768,000	4,970,163
Magellan Health, Inc. 4.90%, 9/22/2024	2,805,000	2,579,282
MEDNAX, Inc. 5.25%, 12/1/2023 (a) (b)	4,175,000	3,398,742
Molina Healthcare, Inc. 5.38%, 11/15/2022 (b)	2,055,000	2,042,834
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	8,008,870	6,324,204
Quorum Health Corp. 11.63%, 4/15/2023 (b)	1,814,000	1,021,736
RegionalCare Hospital Partners Holdings, Inc. 8.25%, 5/1/2023 (a)	244,000	252,721
Tenet Healthcare Corp.:
4.63%, 7/15/2024 (b)	10,498,000	10,042,282
4.63%, 9/1/2024 (a) (b)	2,293,000	2,199,973
6.75%, 6/15/2023	12,819,000	11,840,654
8.13%, 4/1/2022	19,425,000	18,515,521
		169,468,473
HOLDING COMPANIES-DIVERSIFIED — 0.3%
Stena AB 7.00%, 2/1/2024 (a)	271,000	221,865
Stena International SA:
5.75%, 3/1/2024 (a)	1,664,000	1,366,543
6.13%, 2/1/2025 (a) (b)	3,858,000	3,165,875
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	3,803,000	3,068,337
		7,822,620
HOME BUILDERS — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.63%, 1/15/2028 (a)	883,000	705,879
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	1,920,000	1,593,773
8.00%, 4/15/2024 (a)	2,201,000	2,211,675
KB Home:
Security Description	Principal Amount	Value
7.00%, 12/15/2021	$5,761,000	$5,721,710
7.50%, 9/15/2022	3,198,000	3,174,686
7.63%, 5/15/2023	580,000	585,870
Lennar Corp.:
4.13%, 1/15/2022 (b)	3,218,000	3,199,593
4.50%, 4/30/2024	3,802,000	3,664,710
4.75%, 4/1/2021	3,014,000	3,012,071
4.75%, 11/15/2022	2,176,000	2,141,184
4.88%, 12/15/2023	4,913,000	4,814,691
5.88%, 11/15/2024	1,156,000	1,182,565
8.38%, 1/15/2021	3,585,000	3,630,780
PulteGroup, Inc. 4.25%, 3/1/2021 (b)	2,195,645	2,179,573
Shea Homes L.P./Shea Homes Funding Corp. 4.75%, 2/15/2028 (a)	642,000	552,531
Taylor Morrison Communities, Inc.:
5.88%, 1/31/2025 (a)	115,000	106,261
6.00%, 9/1/2023 (a)	570,000	549,001
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.:
5.63%, 3/1/2024 (a)	2,986,000	2,819,590
5.88%, 4/15/2023 (a)	3,393,000	3,323,647
Toll Brothers Finance Corp.:
4.38%, 4/15/2023	1,700,660	1,663,756
5.88%, 2/15/2022 (b)	3,021,000	2,953,420
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	3,879,000	3,625,042
Williams Scotsman International, Inc. 6.88%, 8/15/2023 (a)	4,211,000	3,873,488
		57,285,496
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.63%, 10/15/2023 (b)	4,248,000	3,930,165
HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	2,448,000	2,316,420
Central Garden & Pet Co. 6.13%, 11/15/2023 (b)	869,000	808,170
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	5,555,000	4,553,711
Prestige Brands, Inc. 6.38%, 3/1/2024 (a) (b)	2,546,000	2,607,970
		10,286,271
HOUSEWARES — 0.3%
Newell Brands, Inc. 4.10%, 4/1/2023	6,223,000	6,316,470

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Tupperware Brands Corp. 4.75%, 6/1/2021 (b)	$3,643,000	$2,224,270
		8,540,740
INSURANCE — 1.0%
Acrisure LLC/Acrisure Finance, Inc. 8.13%, 2/15/2024 (a) (b)	6,098,000	5,989,273
Ardonagh Midco 3 PLC 8.63%, 7/15/2023 (a) (b)	1,708,000	1,462,987
Genworth Holdings, Inc.:
7.20%, 2/15/2021 (b)	2,752,000	2,660,524
7.63%, 9/24/2021 (b)	5,043,000	4,790,043
4.80%, 2/15/2024 (b)	2,759,000	2,426,816
4.90%, 8/15/2023 (b)	3,186,000	2,802,660
MGIC Investment Corp. 5.75%, 8/15/2023	3,698,000	3,418,764
Radian Group, Inc. 4.50%, 10/1/2024	1,937,000	1,908,507
		25,459,574
INTERNET — 1.5%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	3,261,000	3,277,012
EIG Investors Corp. 10.88%, 2/1/2024	2,279,000	1,943,668
Match Group, Inc. 6.38%, 6/1/2024	2,535,000	2,592,316
Netflix, Inc.:
5.38%, 2/1/2021	5,222,000	5,277,980
5.50%, 2/15/2022	4,737,000	4,879,063
5.75%, 3/1/2024 (b)	150,000	158,261
5.88%, 2/15/2025 (b)	6,616,000	6,994,501
NortonLifeLock Inc.:
3.95%, 6/15/2022	1,461,000	1,460,869
4.20%, 9/15/2020 (b)	7,505,000	7,468,225
Uber Technologies, Inc. 7.50%, 11/1/2023 (a)	3,509,000	3,456,330
VeriSign, Inc. 4.63%, 5/1/2023 (b)	2,145,000	2,148,067
Zayo Group LLC/Zayo Capital, Inc. 6.00%, 4/1/2023	95,000	96,513
		39,752,805
IRON/STEEL — 0.4%
Allegheny Technologies, Inc. 7.88%, 8/15/2023 (b)	5,281,000	5,092,785
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a) (b)	3,528,000	3,235,282
5.75%, 3/1/2025	1,000,000	774,500
Steel Dynamics, Inc. 5.25%, 4/15/2023	856,000	810,033
		9,912,600
Security Description	Principal Amount	Value
LEISURE TIME — 0.7%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a)	$4,888,000	$195,178
Carlson Travel, Inc. 6.75%, 12/15/2023 (a) (b)	3,460,000	2,365,464
LTF Merger Sub, Inc. 8.50%, 6/15/2023 (a)	4,027,000	3,303,107
NCL Corp., Ltd. 3.63%, 12/15/2024 (a) (b)	4,130,000	2,638,120
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	4,125,000	3,794,876
5.38%, 4/15/2023 (a)	4,843,000	4,431,345
Vista Outdoor, Inc. 5.88%, 10/1/2023	2,571,000	2,089,220
		18,817,310
LODGING — 2.3%
Diamond Resorts International, Inc. 7.75%, 9/1/2023 (a) (b)	7,979,000	5,777,275
Hilton Domestic Operating Co., Inc. 4.25%, 9/1/2024 (b)	6,726,000	6,289,819
MGM China Holdings, Ltd. 5.38%, 5/15/2024 (a) (b)	4,565,000	4,154,241
MGM Resorts International:
6.00%, 3/15/2023	9,721,000	9,307,857
7.75%, 3/15/2022 (b)	7,462,000	7,487,819
Studio City Co., Ltd. 7.25%, 11/30/2021 (a)	6,375,000	6,118,597
Studio City Finance, Ltd. 7.25%, 2/11/2024 (a)	3,249,000	2,834,753
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	1,694,000	1,440,086
4.25%, 3/1/2022 (b)	6,274,000	5,520,179
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	5,327,000	4,829,831
5.50%, 3/1/2025 (a) (b)	4,870,000	4,531,389
Wynn Macau, Ltd. 4.88%, 10/1/2024 (a)	4,952,000	4,550,343
		62,842,189
MACHINERY, CONSTRUCTION & MINING — 0.1%
Terex Corp. 5.63%, 2/1/2025 (a) (b)	2,843,000	2,672,022
MACHINERY-DIVERSIFIED — 0.4%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	2,311,000	1,914,571
Cloud Crane LLC 10.13%, 8/1/2024 (a)	2,994,000	2,375,919
Husky III Holding, Ltd. 13.00%, 2/15/2025 (a)	5,648,000	4,083,447

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Welbilt, Inc. 9.50%, 2/15/2024	$1,433,000	$1,218,308
		9,592,245
MEDIA — 8.0%
Altice Finco SA 7.63%, 2/15/2025 (a) (b)	788,000	755,164
AMC Networks, Inc.:
4.75%, 12/15/2022 (b)	2,635,000	2,552,814
5.00%, 4/1/2024 (b)	6,361,000	6,189,317
Cablevision Systems Corp. 5.88%, 9/15/2022 (b)	7,003,000	7,068,198
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a)	349,000	348,382
5.13%, 5/1/2023 (a)	9,086,000	9,180,131
5.25%, 9/30/2022 (b)	8,678,000	8,742,825
5.88%, 4/1/2024 (a) (b)	13,595,000	13,927,262
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	3,871,000	2,934,373
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024 (a)	10,500,000	9,221,310
CSC Holdings LLC:
5.25%, 6/1/2024 (b)	4,713,000	4,744,766
5.38%, 7/15/2023 (a) (b)	5,656,000	5,712,843
6.75%, 11/15/2021	7,950,000	8,262,038
DISH DBS Corp.:
5.00%, 3/15/2023 (b)	10,805,000	10,351,406
5.13%, 5/1/2020	9,002,000	8,981,656
5.88%, 7/15/2022	9,079,000	8,920,571
5.88%, 11/15/2024 (b)	12,737,000	12,380,746
6.75%, 6/1/2021	15,899,000	16,118,724
Entercom Media Corp. 7.25%, 11/1/2024 (a) (b)	3,466,000	2,898,408
Gray Television, Inc. 5.13%, 10/15/2024 (a) (b)	4,528,000	4,431,010
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (b)	3,557,000	2,537,848
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024 (a) (b)	5,255,000	5,013,953
Quebecor Media, Inc. 5.75%, 1/15/2023 (b)	5,412,000	5,529,170
Radiate Holdco LLC/Radiate Finance, Inc.:
6.63%, 2/15/2025 (a)	2,954,000	2,470,814
6.88%, 2/15/2023 (a)	909,000	820,082
Sinclair Television Group, Inc. 5.63%, 8/1/2024 (a) (b)	4,377,000	4,031,917
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	3,358,000	3,345,575
4.63%, 5/15/2023 (a)	3,617,000	3,620,943
4.63%, 7/15/2024 (a)	9,803,000	9,944,849
TEGNA, Inc. 4.88%, 9/15/2021 (a)	3,041,000	2,980,180
Security Description	Principal Amount	Value
Univision Communications, Inc.:
5.13%, 5/15/2023 (a) (b)	$6,482,000	$5,677,454
5.13%, 2/15/2025 (a) (b)	7,443,000	6,344,785
6.75%, 9/15/2022 (a) (b)	1,496,000	1,428,620
Urban One, Inc. 7.38%, 4/15/2022 (a)	2,302,000	2,083,770
Videotron, Ltd.:
5.00%, 7/15/2022	4,390,000	4,366,338
5.38%, 6/15/2024 (a)	2,865,000	2,905,941
Virgin Media Finance PLC:
5.75%, 1/15/2025 (a)	3,233,000	3,153,436
6.00%, 10/15/2024 (a) (b)	2,837,000	2,745,592
		212,723,211
METAL FABRICATE & HARDWARE — 0.1%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd. 7.38%, 12/15/2023 (a)	3,153,000	2,944,429
MINING — 2.7%
Alcoa Nederland Holding B.V. 6.75%, 9/30/2024 (a) (b)	4,108,000	3,978,803
Aleris International, Inc. 10.75%, 7/15/2023 (a)	5,133,000	5,105,384
Barminco Finance Pty, Ltd. 6.63%, 5/15/2022 (a)	1,127,000	1,069,658
Constellium SE:
5.75%, 5/15/2024 (a) (b)	5,752,000	5,132,912
6.63%, 3/1/2025 (a) (b)	543,000	488,885
Ferroglobe PLC/Globe Specialty Metals, Inc. 9.38%, 3/1/2022 (a)	1,520,000	434,249
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a) (b)	365,000	330,347
4.75%, 5/15/2022 (a)	6,801,000	6,797,532
5.13%, 3/15/2023 (a) (b)	3,682,000	3,674,636
5.13%, 5/15/2024 (a) (b)	3,419,000	3,389,528
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	1,768,000	1,707,163
3.88%, 3/15/2023	22,066,000	20,792,571
4.55%, 11/14/2024	6,480,000	6,107,659
Hudbay Minerals, Inc.:
7.25%, 1/15/2023 (a)	4,029,000	3,686,777
7.63%, 1/15/2025 (a) (b)	2,058,000	1,808,653
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	4,008,000	3,729,484
New Gold, Inc. 6.25%, 11/15/2022 (a)	2,162,000	2,100,794
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a) (b)	3,610,000	1,768,250
		72,103,285

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.4%
FXI Holdings, Inc. 7.88%, 11/1/2024 (a)	$3,484,000	$2,394,449
Koppers, Inc. 6.00%, 2/15/2025 (a)	4,026,000	3,185,089
LSB Industries, Inc. 9.63%, 5/1/2023 (a) (b)	2,912,000	2,445,876
Trinity Industries, Inc. 4.55%, 10/1/2024	2,729,000	2,247,987
		10,273,401
OFFICE & BUSINESS EQUIPMENT — 1.0%
CDW LLC/CDW Finance Corp. 5.50%, 12/1/2024	3,630,000	3,816,074
Pitney Bowes, Inc.:
4.13%, 10/1/2021	604,000	543,008
4.63%, 5/15/2022	821,000	719,196
4.63%, 3/15/2024 (b)	784,000	570,948
5.70%, 4/1/2023	3,105,000	2,290,093
Xerox Corp.:
2.75%, 9/1/2020	2,678,000	2,630,599
3.50%, 8/20/2020 (b)	1,593,000	1,577,118
4.13%, 3/15/2023	7,312,000	7,298,692
4.50%, 5/15/2021	8,545,000	8,432,633
		27,878,361
OIL & GAS — 6.7%
Aker BP ASA:
5.88%, 3/31/2025 (a) (b)	4,333,000	3,706,058
6.00%, 7/1/2022 (a)	2,034,000	1,823,684
Antero Resources Corp.:
5.13%, 12/1/2022	5,561,000	2,997,435
5.38%, 11/1/2021 (b)	6,854,000	4,984,571
5.63%, 6/1/2023	4,312,000	1,808,712
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 10.00%, 4/1/2022 (a)	5,319,000	3,058,744
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	2,747,000	617,718
Baytex Energy Corp. 5.63%, 6/1/2024 (a)	2,496,000	969,197
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	3,517,000	313,365
California Resources Corp. 8.00%, 12/15/2022 (a)	5,025,000	76,883
Callon Petroleum Co.:
6.13%, 10/1/2024	7,263,000	1,296,663
6.25%, 4/15/2023	910,000	217,463
Calumet Specialty Products Partners L.P./Calumet Finance Corp. 7.63%, 1/15/2022 (b)	1,258,000	974,459
Cenovus Energy, Inc.:
3.00%, 8/15/2022	4,138,000	2,952,587
Security Description	Principal Amount	Value
3.80%, 9/15/2023	$820,000	$435,740
Chesapeake Energy Corp.:
7.00%, 10/1/2024	4,666,000	354,803
11.50%, 1/1/2025 (a)	13,722,000	2,338,092
CNX Resources Corp. 5.88%, 4/15/2022	5,491,500	5,023,899
Continental Resources, Inc.:
3.80%, 6/1/2024	6,996,000	3,604,479
4.50%, 4/15/2023	7,973,000	4,422,065
5.00%, 9/15/2022	6,404,000	4,060,648
CVR Energy, Inc. 5.25%, 2/15/2025 (a)	2,120,000	1,646,901
Denbury Resources, Inc.:
7.75%, 2/15/2024 (a)	4,903,000	717,358
9.00%, 5/15/2021 (a)	3,446,000	1,008,196
9.25%, 3/31/2022 (a)	3,222,000	766,224
Energen Corp. 4.63%, 9/1/2021 (b)	458,000	424,992
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	4,696,000	1,740,432
EQT Corp.:
3.00%, 10/1/2022 (b)	7,402,000	6,173,490
4.88%, 11/15/2021	631,000	512,214
6.13%, 2/1/2025	3,633,000	2,797,773
Extraction Oil & Gas, Inc. 7.38%, 5/15/2024 (a)	4,231,000	754,514
Gulfport Energy Corp. 6.00%, 10/15/2024	3,370,000	819,281
HighPoint Operating Corp. 7.00%, 10/15/2022 (b)	747,000	389,045
Hilcorp Energy I L.P./Hilcorp Finance Co. 5.00%, 12/1/2024 (a)	3,038,000	1,418,017
Ithaca Energy North Sea PLC 9.38%, 7/15/2024 (a)	2,072,000	1,042,734
Laredo Petroleum, Inc. 9.50%, 1/15/2025	4,139,000	1,658,125
MEG Energy Corp.:
6.50%, 1/15/2025 (a) (b)	3,564,000	2,257,651
7.00%, 3/31/2024 (a) (b)	3,968,000	1,830,280
Montage Resources Corp. 8.88%, 7/15/2023	2,842,000	1,912,808
Murphy Oil Corp. 6.88%, 8/15/2024	4,167,000	2,475,323
Nabors Industries, Inc. 5.75%, 2/1/2025	3,563,000	785,285
Noble Holding International, Ltd. 7.75%, 1/15/2024	2,874,000	295,850
Oasis Petroleum, Inc.:
6.88%, 3/15/2022	4,197,000	834,070
6.88%, 1/15/2023 (b)	4,081,000	836,483
Occidental Petroleum Corp.:
2.60%, 8/13/2021	8,322,000	6,515,460
2.60%, 4/15/2022	9,329,000	6,714,268
2.70%, 8/15/2022	12,125,000	8,656,401
2.70%, 2/15/2023	9,375,000	5,662,219

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.90%, 8/15/2024	$10,267,000	$5,644,283
3.13%, 2/15/2022	6,870,000	5,015,443
4.85%, 3/15/2021	8,100,000	6,788,286
6.95%, 7/1/2024	3,026,000	1,732,113
4.10%, 2/1/2021	1,424,000	1,210,428
Pacific Drilling SA 8.38%, 10/1/2023 (a)	3,319,000	997,293
Parsley Energy LLC/Parsley Finance Corp.:
4.13%, 2/15/2028 (a) (b)	2,108,000	1,436,180
5.38%, 1/15/2025 (a) (b)	2,505,000	1,938,670
PDC Energy, Inc. 6.13%, 9/15/2024 (b)	2,657,000	1,414,321
Precision Drilling Corp. 7.75%, 12/15/2023	1,682,000	628,614
Puma International Financing SA:
5.13%, 10/6/2024 (a)	2,700,000	1,726,785
Series REGS, 5.00%, 1/24/2026	1,000,000	419,876
Series REGS, 5.13%, 10/6/2024	843,000	421,500
QEP Resources, Inc.:
5.25%, 5/1/2023	5,009,000	1,952,308
5.38%, 10/1/2022	1,960,000	884,940
6.88%, 3/1/2021	2,517,000	1,302,044
Range Resources Corp.:
5.00%, 8/15/2022 (b)	3,029,000	2,270,962
5.00%, 3/15/2023 (b)	4,471,000	3,263,919
Seven Generations Energy, Ltd.:
6.75%, 5/1/2023 (a)	3,265,000	2,338,393
6.88%, 6/30/2023 (a)	3,669,000	2,513,669
SM Energy Co.:
5.00%, 1/15/2024	2,750,000	879,862
6.13%, 11/15/2022	2,583,000	1,126,524
Southwestern Energy Co. 6.20%, 1/23/2025	4,959,000	3,371,426
Sunoco L.P./Sunoco Finance Corp.:
4.88%, 1/15/2023 (a)	500	480
Series WI, 4.88%, 1/15/2023 (b)	6,556,000	6,293,891
Teine Energy, Ltd. 6.88%, 9/30/2022 (a) (b)	2,885,000	2,652,959
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	3,159,623	2,536,071
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	2,197,000	1,847,128
Unit Corp. 6.63%, 5/15/2021	5,063,000	410,609
Vantage Drilling International 9.25%, 11/15/2023 (a)	947,000	563,389
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	2,361,000	485,540
9.75%, 4/15/2023 (a)	1,778,000	418,808
Security Description	Principal Amount	Value
W&T Offshore, Inc. 9.75%, 11/1/2023 (a)	$3,670,000	$847,807
Whiting Petroleum Corp.:
5.75%, 3/15/2021	5,000,000	336,000
6.25%, 4/1/2023	2,541,770	220,727
WPX Energy, Inc.:
5.25%, 9/15/2024	4,618,000	2,816,980
8.25%, 8/1/2023	3,465,920	2,543,881
		177,934,768
OIL & GAS SERVICES — 0.9%
Archrock Partners L.P./Archrock Partners Finance Corp. 6.00%, 10/1/2022	3,396,000	3,396,000
Forum Energy Technologies, Inc. 6.25%, 10/1/2021	2,315,000	747,213
FTS International, Inc. 6.25%, 5/1/2022	1,484,000	517,040
KCA Deutag UK Finance PLC:
7.25%, 5/15/2021 (a)	5,486,000	1,981,324
9.63%, 4/1/2023 (a)	1,202,000	433,213
9.88%, 4/1/2022 (a)	1,616,000	587,675
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	3,334,000	833,833
Oceaneering International, Inc. 4.65%, 11/15/2024	136,000	54,305
SESI LLC:
7.13%, 12/15/2021 (a)	8,237,000	3,294,223
7.75%, 9/15/2024	1,191,000	300,287
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	3,522,039	3,126,444
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	3,026,100	2,449,295
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	12,088,000	7,241,437
		24,962,289
PACKAGING & CONTAINERS — 2.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 9/15/2022 (a) (b)	5,732,000	5,728,389
6.00%, 2/15/2025 (a)	8,339,000	8,361,348
Ball Corp.:
4.00%, 11/15/2023	5,910,000	5,957,812
5.00%, 3/15/2022	4,190,000	4,299,024
Berry Global, Inc.:
5.13%, 7/15/2023	4,184,000	4,198,518
5.50%, 5/15/2022	3,030,000	3,019,759
Crown Americas LLC/Crown Americas Capital Corp. 4.50%, 1/15/2023 (b)	6,385,000	6,528,024
Flex Acquisition Co., Inc. 6.88%, 1/15/2025 (a)	2,690,000	2,514,935

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Graphic Packaging International LLC:
3.50%, 3/15/2028 (a)	$1,069,000	$960,571
4.75%, 4/15/2021	746,000	742,195
Mauser Packaging Solutions Holding Co. 5.50%, 4/15/2024 (a)	7,082,000	6,513,315
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/2022 (a) (b)	1,286,000	1,297,343
5.88%, 8/15/2023 (a) (b)	5,674,000	5,564,038
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a) (b)	8,688,000	8,607,115
7.00%, 7/15/2024 (a)	6,028,000	6,135,841
Sealed Air Corp.:
4.88%, 12/1/2022 (a)	1,178,000	1,180,038
5.13%, 12/1/2024 (a)	4,504,000	4,569,398
5.25%, 4/1/2023 (a)	485,000	496,863
		76,674,526
PHARMACEUTICALS — 1.7%
Bausch Health Cos., Inc.:
6.50%, 3/15/2022 (a)	12,225,000	12,342,727
7.00%, 3/15/2024 (a) (b)	12,665,000	13,021,520
Elanco Animal Health, Inc.:
Series WI, 4.66%, 8/27/2021	2,194,000	2,206,703
Series WI, 5.02%, 8/28/2023	2,635,000	2,705,012
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a) (b)	9,884,000	7,292,810
6.00%, 2/1/2025 (a)	4,394,000	2,995,258
Endo Finance LLC/Endo Finco, Inc. 7.25%, 1/15/2022 (a)	15,000	13,086
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/2020 (a)	2,164,000	1,526,031
5.63%, 10/15/2023 (a)	1,581,000	390,902
5.75%, 8/1/2022 (a)	4,647,000	2,321,502
10.00%, 4/15/2025 (a)	2,516,000	1,821,886
		46,637,437
PIPELINES — 2.7%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	1,709,000	1,608,784
Antero Midstream Partners L.P./Antero Midstream Finance Corp. 5.38%, 9/15/2024	4,475,000	3,137,378
Security Description	Principal Amount	Value
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	$6,633,000	$5,012,359
Buckeye Partners L.P.:
4.13%, 3/1/2025 (a)	299,000	251,815
4.15%, 7/1/2023	3,147,000	2,719,386
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp. 6.25%, 4/1/2023 (b)	6,256,000	3,512,431
DCP Midstream Operating L.P.:
3.88%, 3/15/2023 (b)	3,753,000	2,999,961
4.75%, 9/30/2021 (a)	5,272,000	4,612,473
4.95%, 4/1/2022	1,389,000	1,143,480
EnLink Midstream Partners L.P. 4.40%, 4/1/2024	4,241,000	2,132,587
EQM Midstream Partners L.P.:
4.00%, 8/1/2024	2,004,000	1,404,964
4.75%, 7/15/2023	5,431,000	3,926,396
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	1,131,000	787,628
6.00%, 5/15/2023	2,992,000	2,172,371
Martin Midstream Partners L.P./Martin Midstream Finance Corp. 7.25%, 2/15/2021	2,539,000	1,391,220
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	545,000	181,321
7.50%, 11/1/2023	4,835,000	1,680,984
NuStar Logistics L.P. 4.80%, 9/1/2020	6,560,000	5,718,155
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	4,465,000	2,757,897
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a) (b)	1,832,000	1,153,885
5.50%, 9/15/2024 (a)	5,543,000	3,054,747
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	4,046,340	3,479,650
5.13%, 2/1/2025	2,089,000	1,782,544
5.25%, 5/1/2023 (b)	3,231,000	2,778,660
6.75%, 3/15/2024	3,928,000	3,527,030
Western Midstream Operating L.P.:
3.10%, 2/1/2025	2,799,000	1,427,378
4.00%, 7/1/2022	6,594,000	4,234,865
5.38%, 6/1/2021	3,936,000	3,150,965
		71,741,314

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE — 0.6%
Howard Hughes Corp. 5.38%, 3/15/2025 (a)	$468,000	$452,762
Kennedy-Wilson, Inc. 5.88%, 4/1/2024 (b)	9,603,000	8,608,993
Newmark Group, Inc. 6.13%, 11/15/2023	1,353,000	1,368,911
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	2,669,000	2,243,775
5.25%, 12/1/2021 (a)	2,334,000	2,202,036
		14,876,477
REAL ESTATE INVESTMENT TRUSTS — 3.3%
CBL & Associates L.P. 5.25%, 12/1/2023	2,800,000	698,376
CoreCivic, Inc. 5.00%, 10/15/2022	915,000	875,664
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	5,061,000	4,908,816
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	3,164,000	3,175,137
5.75%, 8/15/2024 (b)	4,773,000	4,759,588
6.00%, 8/15/2023 (b)	3,652,000	3,670,625
iStar, Inc.:
4.25%, 8/1/2025	700,000	576,625
4.75%, 10/1/2024 (b)	4,657,000	3,911,880
5.25%, 9/15/2022	6,681,000	6,167,966
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.25%, 3/15/2022 (a)	2,370,000	2,157,932
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc. 5.63%, 5/1/2024 (b)	5,421,000	5,204,377
MPT Operating Partnership L.P./MPT Finance Corp. 6.38%, 3/1/2024	1,808,000	1,824,959
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	1,271,000	1,000,277
SBA Communications Corp.:
4.00%, 10/1/2022	2,543,680	2,543,578
4.88%, 9/1/2024	9,471,000	9,609,182
Starwood Property Trust, Inc.:
3.63%, 2/1/2021 (b)	2,581,000	2,449,705
4.75%, 3/15/2025	249,000	220,908
5.00%, 12/15/2021	6,484,500	5,936,690
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC:
7.13%, 12/15/2024 (a)	3,656,000	2,744,669
Security Description	Principal Amount	Value
7.88%, 2/15/2025 (a)	$14,127,000	$12,991,331
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	3,616,000	3,326,792
8.25%, 10/15/2023	6,379,000	4,912,021
VICI Properties L.P./VICI Note Co., Inc. 3.50%, 2/15/2025 (a) (b)	3,658,000	3,413,755
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	3,900,000	2,290,431
		89,371,284
RETAIL — 4.3%
1011778 BC ULC/New Red Finance, Inc. 4.25%, 5/15/2024 (a)	8,578,000	8,635,901
Brinker International, Inc.:
3.88%, 5/15/2023	2,537,000	1,648,872
5.00%, 10/1/2024 (a)	3,625,000	2,608,876
Carvana Co. 8.88%, 10/1/2023 (a)	3,248,000	3,103,042
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corp. 8.00%, 6/1/2021 (a)	2,984,000	2,614,402
eG Global Finance PLC 6.75%, 2/7/2025 (a)	5,330,000	4,349,973
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	801,000	698,512
6.75%, 1/15/2022 (b)	6,396,000	5,467,493
6.75%, 6/15/2023 (b)	3,695,000	3,145,553
GameStop Corp. 6.75%, 3/15/2021 (a) (b)	2,840,000	2,044,800
Gap, Inc. 5.95%, 4/12/2021	9,414,000	8,561,845
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	9,837,000	6,190,621
Group 1 Automotive, Inc. 5.00%, 6/1/2022	6,187,000	5,657,393
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	4,177,000	3,094,823
JC Penney Corp., Inc. 5.88%, 7/1/2023 (a) (b)	4,051,000	1,490,646
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.00%, 6/1/2024 (a)	5,390,000	5,257,514
KGA Escrow LLC 7.50%, 8/15/2023 (a)	1,360,000	1,231,820
L Brands, Inc.:
5.63%, 2/15/2022	6,326,000	5,869,959
5.63%, 10/15/2023 (b)	4,630,000	3,983,143
6.63%, 4/1/2021	4,241,000	4,002,571
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023	2,599,000	1,874,893

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 6/1/2024	$3,563,000	$2,411,011
3.88%, 1/15/2022	3,978,000	2,842,082
Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG 8.00%, 10/25/2024 (a)	604,000	60,321
Party City Holdings, Inc. 6.13%, 8/15/2023 (a) (b)	1,957,000	448,407
Penske Automotive Group, Inc. 5.75%, 10/1/2022 (b)	2,053,000	1,898,060
PetSmart, Inc.:
7.13%, 3/15/2023 (a)	10,103,000	9,523,997
8.88%, 6/1/2025 (a)	140,000	128,136
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	2,175,000	2,205,863
Rite Aid Corp. 6.13%, 4/1/2023 (a)	6,339,000	5,517,719
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.50%, 6/1/2024	3,768,000	3,512,266
Yum! Brands, Inc.:
3.75%, 11/1/2021	17,000	16,355
3.88%, 11/1/2020	4,704,000	4,639,979
7.75%, 4/1/2025 (a) (d)	1,040,000	1,099,145
		115,835,993
SOFTWARE — 2.1%
CDK Global, Inc. 5.00%, 10/15/2024	757,000	784,297
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	942,000	874,336
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	3,935,000	4,059,149
Infor US, Inc. 6.50%, 5/15/2022	12,382,000	12,151,819
Marble II Pte, Ltd. Series REGS, 5.30%, 6/20/2022	2,744,000	2,394,167
PTC, Inc.:
3.63%, 2/15/2025 (a) (b)	1,380,000	1,299,022
6.00%, 5/15/2024	3,088,000	3,177,954
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	6,845,000	6,146,879
Riverbed Technology, Inc. 8.88%, 3/1/2023 (a)	3,149,000	2,076,419
RP Crown Parent LLC 7.38%, 10/15/2024 (a)	1,197,000	1,156,577
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	12,663,000	12,403,282
Security Description	Principal Amount	Value
Sophia L.P./Sophia Finance, Inc. 9.00%, 9/30/2023 (a)	$1,427,000	$1,427,071
Veritas US, Inc./Veritas Bermuda, Ltd.:
7.50%, 2/1/2023 (a) (b)	4,605,000	4,146,572
10.50%, 2/1/2024 (a) (b)	3,549,000	2,990,281
		55,087,825
STORAGE & WAREHOUSING — 0.0% (e)
LBC Tank Terminals Holding Netherlands B.V. 6.88%, 5/15/2023 (a)	569,000	511,201
TELECOMMUNICATIONS — 10.8%
Avanti Communications Group PLC PIK 9.00%, 10/1/2022 (a)	1,686,663	446,966
CenturyLink, Inc.:
5.63%, 4/1/2025 (b)	795,000	804,357
Series S, 6.45%, 6/15/2021	13,365,000	13,565,475
Series T, 5.80%, 3/15/2022	7,948,000	8,044,807
Series V, 5.63%, 4/1/2020	10,272,000	10,272,000
Series W, 6.75%, 12/1/2023	4,174,000	4,438,256
Series Y, 7.50%, 4/1/2024 (b)	5,532,000	6,056,987
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a) (b)	4,650,000	4,679,063
CommScope, Inc.:
5.50%, 3/1/2024 (a)	10,172,000	10,279,823
5.50%, 6/15/2024 (a)	1,885,000	1,740,722
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	2,732,000	2,435,387
DKT Finance ApS 9.38%, 6/17/2023 (a) (b)	3,549,950	3,385,587
Frontier Communications Corp.:
6.88%, 1/15/2025	911,000	267,515
7.13%, 1/15/2023	2,163,000	530,086
7.63%, 4/15/2024	120,000	29,501
8.75%, 4/15/2022	1,831,000	449,254
10.50%, 9/15/2022	20,875,000	5,427,500
11.00%, 9/15/2025	4,208,000	1,093,954
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	6,367,000	5,030,312
GTH Finance B.V.:
Series REGS, 7.25%, 4/26/2023	1,326,000	1,378,483
Series REGS, 7.25%, 4/26/2023	978,000	1,016,709
HC2 Holdings, Inc. 11.50%, 12/1/2021 (a)	743,000	701,169
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	4,986,850	5,081,899

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	$5,797,000	$2,142,745
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023 (b)	14,141,000	9,255,143
8.00%, 2/15/2024 (a) (b)	9,217,000	9,019,572
8.50%, 10/15/2024 (a) (b)	19,297,000	12,152,672
9.50%, 9/30/2022 (a) (b)	3,004,000	3,064,080
Intelsat Luxembourg SA 8.13%, 6/1/2023	3,916,000	843,350
Level 3 Financing, Inc.:
5.13%, 5/1/2023 (b)	5,150,000	5,112,096
5.38%, 8/15/2022	5,305,000	5,331,101
5.38%, 1/15/2024	5,913,000	5,938,603
5.63%, 2/1/2023 (b)	1,099,000	1,093,703
Metropolitan Light Co., Ltd. 5.50%, 11/21/2022 (a) (b)	4,529,000	4,344,579
Nokia Oyj 3.38%, 6/12/2022	1,802,000	1,815,335
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	3,545,000	2,536,093
Qwest Corp. 6.75%, 12/1/2021 (b)	4,690,000	4,741,637
Sprint Communications, Inc.:
6.00%, 11/15/2022 (b)	9,172,000	9,522,737
7.00%, 8/15/2020 (b)	8,982,000	9,024,215
11.50%, 11/15/2021 (b)	2,940,000	3,245,495
Sprint Corp.:
7.13%, 6/15/2024	7,716,000	8,461,211
7.25%, 9/15/2021	6,764,000	6,975,713
7.63%, 2/15/2025	2,542,000	2,813,155
7.88%, 9/15/2023	17,990,000	19,796,916
Telecom Italia SpA 5.30%, 5/30/2024 (a)	10,664,000	10,843,262
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022 (b)	9,474,000	9,482,053
T-Mobile USA, Inc.:
4.00%, 4/15/2022	2,148,000	2,157,258
6.00%, 3/1/2023 (b)	10,462,000	10,518,076
6.00%, 4/15/2024 (b)	9,527,000	9,723,733
6.38%, 3/1/2025 (b)	3,332,000	3,398,473
6.50%, 1/15/2024 (b)	4,896,000	4,971,007
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	4,134,000	3,851,565
VEON Holdings B.V.:
Series REGS, 3.95%, 6/16/2021	3,850,000	3,799,950
Series REGS, 4.95%, 6/16/2024	4,140,000	4,109,074
Series REGS, 5.95%, 2/13/2023	5,900,000	6,032,750
Series REGS, 7.50%, 3/1/2022	3,328,000	3,467,011
Security Description	Principal Amount	Value
Xplornet Communications, Inc. PIK 9.63%, 6/1/2022 (a)	$1,321,676	$1,255,592
		287,995,767
TRANSPORTATION — 1.0%
Hornbeck Offshore Services, Inc. 5.00%, 3/1/2021	5,000	412
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	957,000	802,808
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.13%, 11/15/2021 (a)	5,164,000	2,687,862
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	5,151,000	2,019,758
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	2,976,000	2,624,445
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	4,765,000	4,660,075
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a) (b)	667,000	645,849
6.50%, 6/15/2022 (a) (b)	7,318,000	7,345,955
6.75%, 8/15/2024 (a) (b)	6,727,000	6,588,895
		27,376,059
TRUCKING & LEASING — 0.1%
Fortress Transportation & Infrastructure Investors LLC 6.75%, 3/15/2022 (a) (b)	3,512,000	3,280,594
TOTAL CORPORATE BONDS & NOTES (Cost $3,040,779,436)		2,638,119,910
	Shares
COMMON STOCKS — 0.0%(e)
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa SA Class A (f)	1,017,249	11,162
Abengoa SA Class B (f)	10,518,618	57,708
		68,870
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% (e)
Avanti Communications Group PLC (f)	8,448,041	5,510
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.0% (e)
Mood Media Corp. (f)	822,357	164

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 0.0% (e)
Cenveo Enterprises, Inc. (g)	9,870	$98,700
MEDIA — 0.0% (e)
Clear Channel Outdoor Holding, Inc. (f)	70,012	44,808
iHeartMedia, Inc. Class A (b) (f)	3,497	25,563
		70,371
OIL, GAS & CONSUMABLE FUELS — 0.0% (e)
Amplify Energy Corp.	46,662	26,406
TRANSPORTATION INFRASTRUCTURE — 0.0% (e)
ATD New Holdings, Inc. (f) (g)	41,112	1,027,800
Erickson, Inc. (f) (g)	3,081	15,405
Erickson, Inc. (g)	4,342	21,710
		1,064,915
TOTAL COMMON STOCKS (Cost $16,810,170)		1,334,936
Principal Amount
SENIOR FLOATING RATE LOANS — 0.0% (e)
MEDIA — 0.0% (e)
iHeartCommunications, Inc. Senior Secured 2020 Term Loan, 1 Month USD LIBOR + 3.00%, 3.99%, 5/1/2026 (h) (Cost $736,843)	$736,651	627,306
	SHARES	VALUE
WARRANTS — 0.0% (e)
ADVERTISING SERVICES — 0.0% (e)
Affinion Group, Inc. (expiring 11/20/22) (b) (f) (g)	11,802	—
CONSTRUCTION & ENGINEERING — 0.0% (e)
Abengoa Abenewco 2 SAU (expiring 10/11/24) (a) (f) (g)	4,407,135	—
MEDIA — 0.0% (e)
iHeartMedia, Inc. (expiring 05/01/39) (f)	26,277	170,800
TOTAL WARRANTS (Cost $421,746)		170,800
SHORT-TERM INVESTMENTS — 16.2%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (i) (j)	96,276,512	96,189,863
Security Description	SHARES	VALUE
State Street Navigator Securities Lending Portfolio II (k) (l)	335,690,714	$335,690,714
TOTAL SHORT-TERM INVESTMENTS (Cost $431,917,954)		431,880,577
TOTAL INVESTMENTS — 114.9% (Cost $3,490,666,149)		3,072,133,529
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.9)%		(397,933,091)
NET ASSETS — 100.0%		$2,674,200,438
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 43.6% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	Amount is less than 0.05% of net assets.
(f)	Non-income producing security.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $1,163,615, representing less than 0.05% of the Fund's net assets.
(h)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2020.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$2,638,119,910	$—	$2,638,119,910
Common Stocks	165,647	5,674	1,163,615	1,334,936
Senior Floating Rate Loans	—	627,306	—	627,306
Warrants	—	170,800	0(a)	170,800
Short-Term Investments	431,880,577	—	—	431,880,577
TOTAL INVESTMENTS	$432,046,224	$2,638,923,690	$1,163,615	$3,072,133,529
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$802,953,776	$706,667,488	$(59,047)	$(37,378)	96,276,512	$96,189,863	$559,112
State Street Institutional U.S. Government Money Market Fund, Class G Shares	67,526,653	67,526,653	115,091,971	182,618,624	—	—	—	—	73,365
State Street Navigator Securities Lending Portfolio II	—	—	953,242,677	617,551,963	—	—	335,690,714	335,690,714	984,323
State Street Navigator Securities Lending Portfolio III	213,945,431	213,945,431	227,489,009	441,434,440	—	—	—	—	689,055
Total		$281,472,084	$2,098,777,433	$1,948,272,515	$(59,047)	$(37,378)		$431,880,577	$2,305,855
See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.8%
AUSTRALIA — 3.2%
Australia Government Bond:
Series 151, 2.00%, 12/21/2021	AUD	2,335,000	$1,472,465
Series 153, 2.25%, 11/21/2022	AUD	2,270,000	1,462,564
Series 124, 5.75%, 5/15/2021	AUD	3,390,000	2,202,304
Series 128, 5.75%, 7/15/2022	AUD	3,315,000	2,283,368
			7,420,701
AUSTRIA — 2.9%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	950,000	1,056,825
3.40%, 11/22/2022 (a)	EUR	1,440,000	1,746,058
3.50%, 9/15/2021 (a)	EUR	2,075,000	2,411,016
3.65%, 4/20/2022 (a)	EUR	1,220,000	1,453,863
			6,667,762
BELGIUM — 3.3%
Belgium Government Bond:
Series 48, 4.00%, 3/28/2022	EUR	1,895,000	2,266,288
Series 61, 4.25%, 9/28/2021 (a)	EUR	2,220,000	2,608,801
Series 65, 4.25%, 9/28/2022 (a)	EUR	2,220,000	2,725,232
			7,600,321
CANADA — 4.5%
Canadian Government Bond:
0.50%, 3/1/2022	CAD	2,010,000	1,413,192
0.75%, 3/1/2021	CAD	950,000	669,422
0.75%, 9/1/2021	CAD	1,945,000	1,371,701
1.00%, 9/1/2022	CAD	2,240,000	1,593,219
1.25%, 11/1/2021	CAD	1,050,000	746,814
1.50%, 8/1/2021	CAD	1,250,000	890,285
1.50%, 2/1/2022	CAD	500,000	358,145
1.50%, 5/1/2022	CAD	535,000	384,162
1.75%, 5/1/2021	CAD	1,325,000	944,084
2.75%, 6/1/2022	CAD	1,310,000	965,471
3.25%, 6/1/2021	CAD	1,160,000	841,449
			10,177,944
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos:
4.50%, 3/1/2021	CLP	310,000,000	375,857
Series 10YR, 6.00%, 1/1/2022	CLP	30,000,000	38,187
			414,044
Security Description		Principal Amount	Value
CHINA — 2.8%
China Government Bond Series 1821, 3.17%, 10/11/2021	CNY	44,100,000	$6,344,812
CYPRUS — 0.1%
Cyprus Government International Bond Series EMTN, 3.88%, 5/6/2022	EUR	150,000	174,786
CZECH REPUBLIC — 0.4%
Czech Republic Government Bond:
Series 61, 3.85%, 9/29/2021	CZK	10,080,000	420,686
Series 52, 4.70%, 9/12/2022	CZK	11,850,000	514,942
			935,628
DENMARK — 0.8%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	2,700,000	405,038
3.00%, 11/15/2021	DKK	9,149,000	1,421,055
			1,826,093
FINLAND — 1.1%
Finland Government Bond:
Series 5Y, Zero Coupon, 4/15/2022 (a)	EUR	670,000	744,556
1.63%, 9/15/2022 (a)	EUR	720,000	832,650
3.50%, 4/15/2021 (a)	EUR	785,000	897,885
			2,475,091
FRANCE — 6.2%
France Government Bond OAT:
Zero Coupon, 5/25/2021	EUR	1,430,000	1,578,207
Zero Coupon, 2/25/2022	EUR	1,430,000	1,583,223
Zero Coupon, 5/25/2022	EUR	1,550,000	1,721,477
2.25%, 10/25/2022	EUR	1,900,000	2,236,575
3.00%, 4/25/2022	EUR	2,250,000	2,652,323
3.25%, 10/25/2021	EUR	1,930,000	2,245,229
3.75%, 4/25/2021	EUR	1,880,000	2,156,666
8.25%, 4/25/2022	EUR	80,000	103,893
			14,277,593
GERMANY — 5.6%
Bundesrepublik Deutschland:
Zero Coupon, 3/12/2021	EUR	220,000	242,961
Zero Coupon, 6/11/2021	EUR	541,000	598,126
Zero Coupon, 9/10/2021	EUR	500,000	553,816
Zero Coupon, 12/10/2021	EUR	500,000	555,157
Federal Republic of Germany:

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 173, Zero Coupon, 4/9/2021	EUR	1,245,000	$1,374,686
Series 174, Zero Coupon, 10/8/2021	EUR	1,070,000	1,186,087
Series 175, Zero Coupon, 4/8/2022	EUR	870,000	967,995
Series 176, Zero Coupon, 10/7/2022	EUR	1,200,000	1,340,098
1.50%, 9/4/2022	EUR	970,000	1,121,982
1.75%, 7/4/2022	EUR	1,220,000	1,413,248
2.00%, 1/4/2022	EUR	1,120,000	1,287,941
2.25%, 9/4/2021	EUR	750,000	856,836
3.25%, 7/4/2021	EUR	1,070,000	1,231,686
			12,730,619
HONG KONG — 0.3%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,850,000	241,655
1.16%, 5/18/2022	HKD	1,250,000	163,092
2.46%, 8/4/2021	HKD	1,950,000	257,500
			662,247
HUNGARY — 0.6%
Hungary Government Bond:
Series 21/C, 0.50%, 4/21/2021	HUF	39,100,000	118,457
Series 22/C, 1.50%, 8/24/2022	HUF	49,000,000	149,962
Series 22/B, 1.75%, 10/26/2022	HUF	156,000,000	479,767
Series 21/B, 2.50%, 10/27/2021	HUF	67,400,000	210,338
Series 22/A, 7.00%, 6/24/2022	HUF	113,500,000	391,424
			1,349,948
INDONESIA — 1.3%
Indonesia Treasury Bond Series FR61, 7.00%, 5/15/2022	IDR	26,200,000,000	1,634,328
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.50%, 5/15/2021	IDR	20,775,000,000	1,284,572
			2,918,900
IRELAND — 0.8%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	750,000	830,318
0.80%, 3/15/2022	EUR	890,000	1,000,586
			1,830,904
ISRAEL — 0.9%
Israel Government Bond:
Series 0722, 0.75%, 7/31/2022	ILS	510,000	145,325
Security Description		Principal Amount	Value
Series 0421, 1.00%, 4/30/2021	ILS	2,180,000	$621,068
Series 1122, 1.25%, 11/30/2022	ILS	1,930,000	556,979
Series 0122, 5.50%, 1/31/2022	ILS	2,510,000	775,843
			2,099,215
ITALY — 8.2%
Italy Buoni Poliennali Del Tesoro:
0.05%, 4/15/2021	EUR	690,000	755,698
0.05%, 1/15/2023 (a)	EUR	750,000	811,749
0.35%, 11/1/2021	EUR	925,000	1,015,318
0.45%, 6/1/2021	EUR	732,000	804,737
0.90%, 8/1/2022	EUR	1,016,000	1,125,313
1.00%, 7/15/2022	EUR	1,000,000	1,110,075
1.20%, 4/1/2022	EUR	949,000	1,056,741
2.30%, 10/15/2021	EUR	800,000	904,058
3.75%, 8/1/2021 (a)	EUR	880,000	1,009,423
Italy Certificati di Credito del Tesoro:
Zero Coupon, 6/29/2021	EUR	800,000	874,724
Zero Coupon, 11/29/2021	EUR	200,000	217,833
Republic of Italy:
1.35%, 4/15/2022	EUR	800,000	893,493
1.45%, 9/15/2022	EUR	650,000	729,306
2.15%, 12/15/2021	EUR	1,047,000	1,183,088
3.75%, 3/1/2021	EUR	540,000	611,693
3.75%, 5/1/2021 (a)	EUR	400,000	455,434
4.75%, 9/1/2021	EUR	1,300,000	1,514,690
5.00%, 3/1/2022	EUR	950,000	1,133,420
5.50%, 9/1/2022	EUR	950,000	1,166,641
5.50%, 11/1/2022	EUR	1,150,000	1,421,334
			18,794,768
JAPAN — 23.1%
Government of Japan 5 Year Bond:
Series 127, 0.10%, 3/20/2021	JPY	209,500,000	1,945,126
Series 128, 0.10%, 6/20/2021	JPY	327,000,000	3,037,551
Series 129, 0.10%, 9/20/2021	JPY	626,000,000	5,818,428
Series 130, 0.10%, 12/20/2021	JPY	494,400,000	4,597,776
Series 131, 0.10%, 3/20/2022	JPY	635,000,000	5,908,726
Series 132, 0.10%, 6/20/2022	JPY	392,500,000	3,654,935
Series 133, 0.10%, 9/20/2022	JPY	425,000,000	3,960,446
Series 134, 0.10%, 12/20/2022	JPY	272,000,000	2,536,021

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Government of Japan 10 Year Bond:
Series 324, 0.80%, 6/20/2022	JPY	354,000,000	$3,347,154
Series 325, 0.80%, 9/20/2022	JPY	298,000,000	2,824,479
Series 321, 1.00%, 3/20/2022	JPY	400,000,000	3,787,393
Series 317, 1.10%, 9/20/2021	JPY	580,000,000	5,469,692
Series 319, 1.10%, 12/20/2021	JPY	200,000,000	1,891,492
Series 313, 1.30%, 3/20/2021	JPY	90,500,000	849,998
Government of Japan 2 Year Bond Series 403, 0.10%, 8/1/2021	JPY	201,000,000	1,867,584
Japan Government Two Year Bond Series 406, 0.10%, 11/1/2021	JPY	140,000,000	1,301,609
			52,798,410
MALAYSIA — 1.7%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	3,350,000	782,277
Series 0314, 4.05%, 9/30/2021	MYR	4,355,000	1,032,796
Series 0111, 4.16%, 7/15/2021	MYR	5,280,000	1,247,074
Malaysia Government Investment Issue:
Series 0613, 3.72%, 3/23/2021	MYR	350,000	81,912
Series 0216, 3.74%, 8/26/2021	MYR	1,250,000	293,676
Series 0311, 4.17%, 4/30/2021	MYR	1,520,000	357,743
			3,795,478
MEXICO — 1.9%
Mexican Bonos:
Series M, 6.50%, 6/10/2021	MXN	32,880,000	1,402,126
Series M, 6.50%, 6/9/2022	MXN	39,000,000	1,665,682
Series M, 7.25%, 12/9/2021	MXN	30,450,000	1,318,699
			4,386,507
NETHERLANDS — 4.2%
Kingdom of Netherlands:
Zero Coupon, 1/15/2022 (a)	EUR	2,600,000	2,886,315
2.25%, 7/15/2022 (a)	EUR	2,250,000	2,635,478
3.25%, 7/15/2021 (a)	EUR	2,500,000	2,881,764
3.75%, 1/15/2023	EUR	1,000,000	1,233,665
			9,637,222
Security Description		Principal Amount	Value
NEW ZEALAND — 0.4%
New Zealand Government Bond Series 0521, 6.00%, 5/15/2021	NZD	1,530,000	$965,140
NORWAY — 0.5%
Norway Government Bond Series 474, 3.75%, 5/25/2021 (a)	NOK	11,904,000	1,178,128
POLAND — 2.7%
Poland Government Bond:
Series 0521, Zero Coupon, 5/25/2021	PLN	2,920,000	696,895
Series 0721, 1.75%, 7/25/2021	PLN	3,270,000	797,329
Series 0421, 2.00%, 4/25/2021	PLN	3,630,000	884,406
Series 0422, 2.25%, 4/25/2022	PLN	3,830,000	947,011
Series 0123, 2.50%, 1/25/2023	PLN	5,200,000	1,305,790
Series 1021, 5.75%, 10/25/2021	PLN	2,850,000	738,091
Series 0922, 5.75%, 9/23/2022	PLN	2,630,000	706,399
			6,075,921
PORTUGAL — 1.4%
Portugal Obrigacoes do Tesouro OT:
2.20%, 10/17/2022 (a)	EUR	1,500,000	1,738,321
3.85%, 4/15/2021 (a)	EUR	1,230,000	1,406,083
			3,144,404
RUSSIA — 1.2%
Russian Federal Bond - OFZ:
Series 5083, 7.00%, 12/15/2021	RUB	44,800,000	581,432
Series 6211, 7.00%, 1/25/2023	RUB	16,000,000	207,750
Series 6220, 7.40%, 12/7/2022	RUB	49,100,000	646,011
Series 6217, 7.50%, 8/18/2021	RUB	37,200,000	485,653
Series 6205, 7.60%, 4/14/2021	RUB	20,600,000	267,898
Series 6209, 7.60%, 7/20/2022	RUB	38,450,000	507,852
			2,696,596
SINGAPORE — 1.3%
Singapore Government Bond:
1.25%, 10/1/2021	SGD	1,321,000	934,808
1.75%, 4/1/2022	SGD	370,000	265,004
1.75%, 2/1/2023	SGD	600,000	431,801
2.25%, 6/1/2021	SGD	1,025,000	733,169

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
3.13%, 9/1/2022	SGD	910,000	$674,391
			3,039,173
SLOVAKIA — 0.1%
Slovakia Government International Bond Series EMTN, 4.00%, 3/26/2021	EUR	225,000	255,928
SLOVENIA — 0.2%
Slovenia Government Bond:
Series RS73, 2.25%, 3/25/2022	EUR	200,000	230,013
Series RS71, 3.00%, 4/8/2021	EUR	130,000	147,363
			377,376
SOUTH KOREA — 4.7%
Korea Treasury Bond:
Series 2212, 1.25%, 12/10/2022	KRW	4,260,000,000	3,514,066
Series 2103, 2.00%, 3/10/2021	KRW	8,627,500,000	7,156,334
			10,670,400
SPAIN — 4.7%
Kingdom of Spain:
5.50%, 4/30/2021 (a)	EUR	1,595,000	1,857,067
5.85%, 1/31/2022 (a)	EUR	1,870,000	2,279,455
Spain Government Bond:
0.05%, 10/31/2021	EUR	1,420,000	1,564,418
0.40%, 4/30/2022	EUR	1,300,000	1,443,432
0.45%, 10/31/2022	EUR	1,800,000	2,000,766
0.75%, 7/30/2021	EUR	1,370,000	1,523,313
			10,668,451
SWEDEN — 0.7%
Kingdom of Sweden Series 1054, 3.50%, 6/1/2022	SEK	13,855,000	1,517,910
SWITZERLAND — 0.8%
Switzerland Government Bond:
2.00%, 4/28/2021	CHF	553,000	587,664
2.00%, 5/25/2022	CHF	460,000	502,404
4.00%, 2/11/2023	CHF	670,000	784,528
			1,874,596
THAILAND — 1.5%
Thailand Government Bond:
1.88%, 6/17/2022	THB	38,800,000	1,208,265
2.00%, 12/17/2022	THB	34,800,000	1,091,377
3.65%, 12/17/2021	THB	30,950,000	987,894
Series 06-5, 5.85%, 3/31/2021	THB	4,400,000	140,746
			3,428,282
Security Description		Principal Amount	Value
UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
0.50%, 7/22/2022	GBP	1,555,000	$1,944,203
1.75%, 9/7/2022	GBP	1,505,000	1,938,290
3.75%, 9/7/2021	GBP	1,510,000	1,969,135
4.00%, 3/7/2022	GBP	2,070,000	2,758,380
8.00%, 6/7/2021	GBP	1,290,000	1,747,333
			10,357,341
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $233,798,562)			225,568,639
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (c) (d) (Cost $34,593)	34,593	34,593
TOTAL INVESTMENTS — 98.8% (Cost $233,833,155)		225,603,232
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		2,769,185
NET ASSETS — 100.0%		$228,372,417
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.9% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won

See accompanying notes to schedule of investments.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$225,568,639	$—	$225,568,639
Short-Term Investment	34,593	—	—	34,593
TOTAL INVESTMENTS	$34,593	$225,568,639	$—	$225,603,232
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	15,997	$15,997	$3,323,612	$3,305,016	$—	$—	34,593	$34,593	$670
See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.9%
AUSTRALIA — 4.0%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	2,689,280	$1,724,598
Series 50CI, 1.00%, 2/21/2050	AUD	1,288,250	870,287
Series 22CI, 1.25%, 2/21/2022	AUD	2,597,155	1,608,255
Series 40CI, 1.25%, 8/21/2040	AUD	1,359,000	947,713
Series 35CI, 2.00%, 8/21/2035	AUD	2,039,580	1,548,736
Series 30CI, 2.50%, 9/20/2030	AUD	3,154,050	2,411,166
Series 25CI, 3.00%, 9/20/2025	AUD	4,787,224	3,376,254
Series 20CI, 4.00%, 8/20/2020	AUD	140,512	87,277
			12,574,286
BRAZIL — 7.0%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 5/15/2021	BRL	9,108,353	1,832,035
Series NTNB, 6.00%, 8/15/2022	BRL	14,093,106	2,927,049
Series NTNB, 6.00%, 5/15/2023	BRL	12,321,118	2,609,776
Series NTNB, 6.00%, 8/15/2024	BRL	11,261,237	2,430,255
Series NTNB, 6.00%, 8/15/2026	BRL	4,636,980	1,017,784
Series NTNB, 6.00%, 8/15/2028	BRL	3,881,592	873,155
Series NTNB, 6.00%, 8/15/2030	BRL	3,444,614	781,462
Series NTNB, 6.00%, 5/15/2035	BRL	5,796,223	1,336,942
Series NTNB, 6.00%, 8/15/2040	BRL	4,802,522	1,134,665
Series NTNB, 6.00%, 5/15/2045	BRL	8,081,593	1,917,923
Series NTNB, 6.00%, 8/15/2050	BRL	15,070,184	3,641,196
Series NTNB, 6.00%, 5/15/2055	BRL	6,094,316	1,494,641
			21,996,883
CANADA — 4.4%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	1,236,664	892,108
Series CPI, 1.25%, 12/1/2047	CAD	2,107,993	1,781,608
Security Description		Principal Amount	Value
Series CPI, 1.50%, 12/1/2044	CAD	2,336,978	$2,015,152
Series CPI, 2.00%, 12/1/2041	CAD	2,035,485	1,864,178
Series CPI, 3.00%, 12/1/2036	CAD	1,960,083	1,922,336
Series CPI, 4.00%, 12/1/2031	CAD	2,192,902	2,147,499
Series CPI, 4.25%, 12/1/2021	CAD	1,967,581	1,467,734
Series CPI, 4.25%, 12/1/2026	CAD	1,752,165	1,523,184
			13,613,799
CHILE — 4.8%
Bonos de la Tesoreria de la Republica:
1.30%, 3/1/2023	CLP	714,936,500	877,922
1.50%, 3/1/2021	CLP	1,000,911,100	1,203,691
1.50%, 3/1/2026	CLP	2,087,614,580	2,638,145
1.90%, 9/1/2030	CLP	657,741,580	877,980
2.00%, 3/1/2035	CLP	1,857,115,830	2,522,828
2.10%, 7/15/2050	CLP	428,961,900	634,188
Series 30YR, 3.00%, 1/1/2044	CLP	2,359,290,450	3,908,021
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2022	CLP	314,572,060	396,687
Series 10YR, 3.00%, 3/1/2023	CLP	400,364,440	518,266
Series 20YR, 3.00%, 5/1/2028	CLP	114,389,840	162,318
Series 20YR, 3.00%, 2/1/2031	CLP	400,364,440	586,831
Series 30YR, 3.00%, 2/1/2041	CLP	400,364,440	652,596
			14,979,473
COLOMBIA — 4.1%
Colombian TES:
Series UVR, 3.00%, 3/25/2033	COP	5,198,977,600	1,280,492
Series UVR, 3.30%, 3/17/2027	COP	7,442,746,880	1,925,772
Series UVR, 3.50%, 3/10/2021	COP	8,208,889,095	2,053,630
Series UVR, 3.50%, 5/7/2025	COP	4,843,258,080	1,272,254
Series UVR, 3.75%, 2/25/2037	COP	1,761,495,650	497,563
Series UVR, 3.75%, 6/16/2049	COP	1,915,412,800	562,443
Series UVR, 4.75%, 2/23/2023	COP	12,258,641,920	3,224,487

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series UVR, 4.75%, 4/4/2035	COP	7,182,789,650	$2,124,691
			12,941,332
FRANCE — 8.7%
French Republic Government Bond OAT:
Series OATE, 0.10%, 3/1/2021	EUR	961,251	1,061,799
Series OATI, 0.10%, 7/25/2021	EUR	669,792	735,296
Series OATI, 0.10%, 3/1/2025	EUR	1,185,175	1,329,304
Series OATI, 0.10%, 3/1/2028	EUR	1,309,304	1,492,807
Series OATE, 0.10%, 3/1/2029	EUR	599,910	697,088
Series OATE, 0.10%, 7/25/2036 (a)	EUR	664,151	787,184
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,192,343	1,426,700
Series OATE, 0.25%, 7/25/2024	EUR	2,136,982	2,439,066
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,380,305	1,714,309
Series OATE, 1.10%, 7/25/2022	EUR	2,310,145	2,647,353
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,725,138	2,729,195
Series OATE, 1.85%, 7/25/2027	EUR	2,409,828	3,120,139
Series OATI, 2.10%, 7/25/2023	EUR	2,512,246	2,982,877
Series OATE, 2.25%, 7/25/2020	EUR	18	20
Series OATE, 3.15%, 7/25/2032	EUR	1,534,846	2,462,169
Series OATI, 3.40%, 7/25/2029	EUR	1,015,404	1,525,943
			27,151,249
GERMANY — 4.8%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,721,805	4,171,144
Series I/L, 0.10%, 4/15/2026	EUR	3,182,668	3,695,429
Series I/L, 0.10%, 4/15/2046	EUR	1,877,544	2,653,990
Series I/L, 0.50%, 4/15/2030	EUR	3,490,370	4,406,503
Series I/L, 1.75%, 4/15/2020	EUR	1	1
			14,927,067
Security Description		Principal Amount	Value
ISRAEL — 4.6%
Israel Government Bond - CPI Linked:
Series 0529, 0.50%, 5/31/2029	ILS	2,165,035	$644,904
0.75%, 10/31/2025	ILS	2,917,140	863,543
Series 0527, 0.75%, 5/31/2027	ILS	2,732,448	817,192
1.00%, 5/31/2045	ILS	5,150,829	1,592,751
1.75%, 9/29/2023	ILS	3,107,547	930,243
Series 0922, 2.75%, 9/30/2022	ILS	4,980,994	1,499,871
Series 0841, 2.75%, 8/30/2041	ILS	5,896,196	2,511,796
Series 0536, 4.00%, 5/30/2036	ILS	5,656,233	2,585,108
Israel Government Bond - Galil:
Series 5903, 4.00%, 7/30/2021	ILS	5,651,798	1,662,237
Series 5904, 4.00%, 7/31/2024	ILS	4,329,323	1,441,498
			14,549,143
ITALY — 5.7%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2022 (a)	EUR	1,267,160	1,372,231
Series CPI, 0.10%, 5/15/2023	EUR	818,280	879,026
Series CPI, 0.40%, 5/15/2030 (a)	EUR	472,543	474,662
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,660,352	1,791,873
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,556,190	1,715,599
Series CPI, 2.10%, 9/15/2021 (a)	EUR	1,125,815	1,269,507
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,670,384	1,953,373
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,831,773	2,252,509
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,621,928	2,047,058
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,016,251	2,360,670
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,404,655	1,740,742
			17,857,250
JAPAN — 4.9%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	43,173,000	400,332
Series 18, 0.10%, 3/10/2024	JPY	95,591,100	883,674

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series 19, 0.10%, 9/10/2024	JPY	197,686,000	$1,826,904
Series 20, 0.10%, 3/10/2025	JPY	341,014,000	3,156,832
Series 21, 0.10%, 3/10/2026	JPY	261,050,880	2,417,226
Series 22, 0.10%, 3/10/2027	JPY	208,631,785	1,931,615
Series 23, 0.10%, 3/10/2028	JPY	327,379,880	3,033,711
Series 24, 0.10%, 3/10/2029	JPY	181,180,800	1,679,256
			15,329,550
MEXICO — 4.1%
Mexican Udibonos:
Series S, 2.00%, 6/9/2022	MXN	46,014,152	1,859,121
Series S, 4.00%, 11/30/2028	MXN	48,418,846	2,116,008
Series S, 4.00%, 11/15/2040	MXN	55,892,905	2,471,518
Series S, 4.00%, 11/8/2046	MXN	52,318,351	2,308,638
Series S, 4.00%, 11/3/2050	MXN	9,748,761	434,158
Series S, 4.50%, 12/4/2025	MXN	49,003,772	2,173,803
Series S, 4.50%, 11/22/2035	MXN	29,506,250	1,375,694
			12,738,940
NEW ZEALAND — 2.0%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,500,907	1,640,136
Series 0935, 2.50%, 9/20/2035	NZD	2,033,146	1,514,446
Series 0940, 2.50%, 9/20/2040	NZD	1,990,875	1,491,851
Series 0930, 3.00%, 9/20/2030	NZD	1,939,666	1,453,028
			6,099,461
SOUTH AFRICA — 4.1%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	7,385,639	328,596
Series 2033, 1.88%, 2/28/2033	ZAR	16,682,095	662,359
Series 2025, 2.00%, 1/31/2025	ZAR	23,556,048	1,187,740
Series 2038, 2.25%, 1/31/2038	ZAR	26,971,454	1,023,781
Series 2046, 2.50%, 3/31/2046	ZAR	27,907,789	997,651
Security Description		Principal Amount	Value
Series 2050, 2.50%, 12/31/2050	ZAR	37,490,993	$1,281,745
Series R210, 2.60%, 3/31/2028	ZAR	28,193,343	1,350,109
Series R212, 2.75%, 1/31/2022	ZAR	21,628,201	1,216,375
Series R202, 3.45%, 12/7/2033	ZAR	43,177,339	2,092,678
Series R197, 5.50%, 12/7/2023	ZAR	43,998,865	2,694,718
			12,835,752
SOUTH KOREA — 0.8%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,130,596,240	935,884
Series 2106, 1.50%, 6/10/2021	KRW	1,217,714,370	1,012,706
Series 2806, 1.75%, 6/10/2028	KRW	812,184,000	692,964
			2,641,554
SPAIN — 4.7%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	703,931	778,232
0.30%, 11/30/2021	EUR	1,480,703	1,641,874
0.65%, 11/30/2027 (a)	EUR	2,743,810	3,152,908
0.70%, 11/30/2033 (a)	EUR	1,341,550	1,574,749
1.00%, 11/30/2030 (a)	EUR	2,800,953	3,382,390
1.80%, 11/30/2024 (a)	EUR	3,463,999	4,137,794
			14,667,947
SWEDEN — 2.5%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	10,029,259	1,105,822
Series 3113, 0.13%, 12/1/2027	SEK	5,233,920	588,323
Series 3111, 0.13%, 6/1/2032 (a)	SEK	9,161,693	1,090,646
Series 3108, 0.25%, 6/1/2022 (a)	SEK	12,408,735	1,299,531
Series 3109, 1.00%, 6/1/2025 (a)	SEK	14,375,878	1,632,288
Series 3104, 3.50%, 12/1/2028 (a)	SEK	14,881,514	2,164,116
			7,880,726
TURKEY — 4.7%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	7,654,571	1,115,904
Series CPI, 2.00%, 10/26/2022	TRY	10,893,385	1,646,753

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.00%, 9/18/2024	TRY	6,927,763	$983,390
Series CPI, 2.00%, 4/16/2025	TRY	6,549,066	924,884
Series CPI, 2.40%, 5/8/2024	TRY	6,611,420	963,449
Series CPI, 2.70%, 1/14/2026	TRY	9,084,838	1,320,959
Series CPI, 2.80%, 11/8/2023	TRY	4,696,682	696,109
Series CPI, 2.90%, 7/7/2027	TRY	3,598,492	518,995
Series CPI, 2.90%, 1/12/2028	TRY	1,377,567	195,551
Series CPI, 3.00%, 7/21/2021	TRY	9,597,760	1,456,505
Series CPI, 3.00%, 2/23/2022	TRY	12,428,812	1,908,288
Series CPI, 3.00%, 8/2/2023	TRY	10,207,715	1,529,415
3.20%, 11/6/2024	TRY	3,094,712	460,671
Series CPI, 3.30%, 6/28/2028	TRY	6,475,513	967,890
4.10%, 6/5/2024	TRY	435,486	67,400
			14,756,163
UNITED KINGDOM — 23.0%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,508,241	2,065,683
Series 3MO, 0.13%, 3/22/2026	GBP	1,080,452	1,570,074
Series 3MO, 0.13%, 8/10/2028	GBP	437,161	681,394
Series 3MO, 0.13%, 3/22/2029	GBP	1,469,004	2,321,287
Series 3MO, 0.13%, 11/22/2036	GBP	1,061,891	1,955,075
Series 3MO, 0.13%, 8/10/2041	GBP	1,037,800	2,037,462
Series 3MO, 0.13%, 3/22/2044	GBP	1,528,610	3,106,161
Series 3MO, 0.13%, 3/22/2046	GBP	1,240,184	2,587,570
Series 3MO, 0.13%, 8/10/2048	GBP	914,885	1,980,724
Series 3MO, 0.13%, 11/22/2056	GBP	729,671	1,792,544
Series 3MO, 0.13%, 3/22/2058	GBP	732,604	1,833,358
Series 3MO, 0.13%, 11/22/2065	GBP	613,803	1,746,209
Series 3MO, 0.13%, 3/22/2068	GBP	1,280,357	3,832,605
Series 3MO, 0.25%, 3/22/2052	GBP	1,020,637	2,406,413
Security Description		Principal Amount	Value
Series 3MO, 0.38%, 3/22/2062	GBP	868,863	$2,473,753
Series 3MO, 0.50%, 3/22/2050	GBP	1,702,450	4,088,789
Series 3MO, 0.63%, 3/22/2040	GBP	1,610,784	3,339,643
Series 3MO, 0.63%, 11/22/2042	GBP	1,614,203	3,528,523
Series 3MO, 0.75%, 3/22/2034	GBP	1,458,034	2,749,970
Series 3MO, 0.75%, 11/22/2047	GBP	1,559,784	3,797,226
Series 3MO, 1.13%, 11/22/2037	GBP	1,465,852	3,157,719
Series 3MO, 1.25%, 11/22/2027	GBP	1,872,045	3,086,498
Series 3MO, 1.25%, 11/22/2032	GBP	1,806,880	3,491,218
Series 3MO, 1.25%, 11/22/2055	GBP	1,285,355	4,043,108
Series 3MO, 1.88%, 11/22/2022	GBP	1,978,522	2,740,506
Series 8MO, 2.00%, 1/26/2035	GBP	963,854	2,094,507
Series 8MO, 2.50%, 7/17/2024	GBP	1,266,280	1,901,906
Series 8MO, 4.13%, 7/22/2030	GBP	646,188	1,424,667
			71,834,592
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $332,193,841)			309,375,167
	Shares
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c) (Cost $663,534)	663,534	663,534
TOTAL INVESTMENTS — 99.1% (Cost $332,857,375)		310,038,701
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		2,944,924
NET ASSETS — 100.0%		$312,983,625
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 13.4% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.

See accompanying notes to schedule of investments.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$—	$309,375,167	$—	$309,375,167
Short-Term Investment	663,534	—	—	663,534
TOTAL INVESTMENTS	$663,534	$309,375,167	$—	$310,038,701
Affiliate Table
	Number of Shares Held at 12/31/19	Value at 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,368	$69,368	$3,437,317	$2,843,151	$—	$—	663,534	$663,534	$650
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7%
DOMESTIC FIXED INCOME — 75.0%
SPDR Portfolio Aggregate Bond ETF (a)(b)	1,255,121	$37,929,757
SPDR Portfolio Intermediate Term Treasury ETF (a)	1,133,920	37,566,769
SPDR Portfolio Long Term Treasury ETF (a)	797,842	37,690,056
		113,186,582
INFLATION LINKED — 24.7%
SPDR Portfolio TIPS ETF (a)	1,284,202	37,293,226
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $150,086,207)		150,479,808
SHORT-TERM INVESTMENTS — 12.4%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (c)(d)	206,532	206,346
State Street Navigator Securities Lending Portfolio II (e)(f)	18,498,825	18,498,825
TOTAL SHORT-TERM INVESTMENTS (Cost $18,705,130)		$18,705,171
TOTAL INVESTMENTS—112.1% (Cost $168,791,337)		169,184,979
LIABILITIES IN EXCESS OF OTHER ASSETS—(12.1)%		(18,236,239)
NET ASSETS—100.0%		$150,948,740

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2020.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$150,479,808	$—	$—	$150,479,808
Short-Term Investments	18,705,171	—	—	18,705,171
TOTAL INVESTMENTS	$169,184,979	$—	$—	$169,184,979
See accompanying notes to schedule of investments.

SPDR DORSEY WRIGHT FIXED INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
SPDR Blackstone/GSO Senior Loan ETF	570,825	$26,383,531	$1,170,874	$27,349,983	$(755,886)	$551,464	—	$—	$255,178
SPDR Bloomberg Barclays High Yield Bond ETF	254,067	27,678,059	6,004,766	32,040,771	(1,277,823)	(364,231)	—	—	1,162,971
SPDR Nuveen Bloomberg Barclays Municipal Bond ETF	553,691	27,762,067	21,002,092	50,225,695	3,100,861	(1,639,325)	—	—	459,624
SPDR Portfolio Aggregate Bond ETF	—	—	44,500,075	7,394,228	173,434	650,476	1,255,121	37,929,757	—
SPDR Portfolio Intermediate Term Corporate Bond ETF (formerly SPDR Bloomberg Barclays Intermediate Term Corporate Bond ETF)	805,233	28,126,789	20,725,091	48,961,863	1,712,693	(1,602,710)	—	—	627,302
SPDR Portfolio Intermediate Term Treasury ETF (formerly SPDR Bloomberg Barclays Intermediate Term Treasury ETF)	—	—	39,641,940	2,099,920	(476)	25,225	1,133,920	37,566,769	—
SPDR Portfolio Long Term Corporate Bond ETF	—	—	44,199,419	43,349,316	(850,103)	—	—	—	360,150
SPDR Portfolio Long Term Treasury ETF	—	—	79,901,099	42,082,279	(173,790)	45,026	797,842	37,690,056	165,565
SPDR Portfolio TIPS ETF (formerly SPDR Bloomberg Barclays TIPS ETF)	—	—	39,751,229	2,130,338	(539)	(327,126)	1,284,202	37,293,226	—
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	2,472,279	2,265,412	(562)	41	206,532	206,346	2,411
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,477	198,477	43,065	241,542	—	—	—	—	556
State Street Navigator Securities Lending Portfolio II	—	—	263,481,426	244,982,601	—	—	18,498,825	18,498,825	84,011
State Street Navigator Securities Lending Portfolio III	5,685,575	5,685,575	184,633,060	190,318,635	—	—	—	—	50,303
Total		$115,834,498	$747,526,415	$693,442,583	$1,927,809	$(2,661,160)		$169,184,979	$3,168,071
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority Revenue:
5.00%, 9/1/2027	$485,000	$563,866
Series A, 5.00%, 9/1/2024	100,000	115,562
Series A, 5.00%, 9/1/2025	1,025,000	1,214,738
Series A, 5.00%, 9/1/2030	190,000	234,221
Series A, 5.00%, 9/1/2033	1,025,000	1,225,357
Series A, 5.00%, 9/1/2036	2,310,000	2,775,669
Series B, 5.00%, 9/1/2025	465,000	551,076
Alabama, State General Obligation Series C, 5.00%, 8/1/2027	110,000	133,519
Auburn, AL, University Revenue:
Series A, 4.00%, 6/1/2032	300,000	333,714
Series A, 4.00%, 6/1/2041	1,775,000	1,938,673
Series A, 5.00%, 6/1/2027	195,000	232,171
Series A, 5.00%, 6/1/2028	260,000	308,929
Series A, 5.00%, 6/1/2037	2,310,000	2,802,746
Series A, 5.00%, 6/1/2038	1,455,000	1,759,226
Series A, 5.00%, 6/1/2043	2,000,000	2,391,680
Baldwin County, AL, Board of Education Revenue 3.13%, 6/1/2033	110,000	113,975
Birmingham, AL, Waterworks Board Revenue:
Series A, 4.00%, 1/1/2037	235,000	261,536
Series A, 4.00%, 1/1/2038	145,000	160,896
Series A, 5.00%, 1/1/2032	100,000	121,053
Series A, 5.00%, 1/1/2042	255,000	300,097
Series B, 3.00%, 1/1/2043	165,000	167,328
Series B, 4.00%, 1/1/2036	250,000	277,215
Series B, 5.00%, 1/1/2030	750,000	904,380
Series B, 5.00%, 1/1/2043	1,585,000	1,854,339
City of Homewood, AL, General Obligation 5.00%, 9/1/2041	315,000	372,878
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	135,000	149,087
Tuscaloosa, AL, Board of Education Revenue 5.00%, 8/1/2041	255,000	298,501
University of Alabama, AL, General Revenue:
Series A, 4.00%, 7/1/2035	500,000	580,465
Series B, 3.00%, 7/1/2034	1,050,000	1,106,742
		23,249,639
ALASKA — 0.1%
Alaska, State General Obligation:
Series A, 5.00%, 8/1/2031	90,000	105,267
Series B, 5.00%, 8/1/2026	245,000	291,241
Security Description	Principal Amount	Value
Anchorage, AK, Water Revenue:
Series B, 5.00%, 5/1/2036	$250,000	$302,655
Series B, 5.00%, 5/1/2037	500,000	603,930
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	215,000	255,736
		1,558,829
ARIZONA — 2.2%
Arizona, Board of Regents, University System Revenue:
5.00%, 6/1/2026	315,000	383,607
5.00%, 6/1/2027	2,280,000	2,771,112
5.00%, 6/1/2028	205,000	248,649
5.00%, 6/1/2029	420,000	508,192
5.00%, 6/1/2032	385,000	462,801
5.00%, 6/1/2033	270,000	323,973
5.00%, 6/1/2038	230,000	272,624
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2022	200,000	213,710
5.00%, 1/1/2024	170,000	193,317
Series A, 5.00%, 1/1/2021	190,000	195,641
Series A, 5.00%, 1/1/2027	1,400,000	1,730,372
Series A, 5.00%, 1/1/2029	575,000	708,204
Series A, 5.00%, 12/1/2034	300,000	351,891
Series A, 5.00%, 12/1/2036	510,000	596,006
Arizona, State:
5.00%, 9/1/2022	100,000	108,745
5.00%, 10/1/2022	145,000	158,101
Arizona, State Transportation Board, Highway Revenue:
5.00%, 7/1/2024	120,000	138,816
5.00%, 7/1/2025	320,000	369,315
5.00%, 7/1/2026	540,000	623,219
5.00%, 7/1/2027	310,000	377,915
5.00%, 7/1/2028	395,000	480,482
5.00%, 7/1/2031	350,000	401,748
5.00%, 7/1/2035	5,000,000	5,986,000
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2023	415,000	465,290
5.00%, 7/1/2024	125,000	144,600
Arizona, State University Revenue:
Series A, 5.00%, 7/1/2040	3,000,000	3,780,870
Series B, 5.00%, 7/1/2042	2,990,000	3,612,368
Series C, 5.00%, 7/1/2042	390,000	460,633
Series D, 5.00%, 7/1/2041	200,000	230,730
Arizona, Transportation Board Revenue:
5.00%, 7/1/2025	200,000	238,104
5.00%, 7/1/2026	150,000	183,065

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Arizona, Water Infrastructure Finance Authority Revenue Series A, 5.00%, 10/1/2029	$150,000	$175,385
Maricopa County, AZ, Special Health Care District, General Obligation:
4.00%, 7/1/2038	430,000	480,796
5.00%, 7/1/2021	500,000	524,015
Maricopa, AZ, Community College District, General Obligation:
5.00%, 7/1/2023	230,000	257,089
5.00%, 7/1/2024	225,000	259,270
Maricopa, AZ, High School District No. 210-Phoenix, General Obligation:
5.00%, 7/1/2030	510,000	631,201
5.00%, 7/1/2036	900,000	1,102,212
Mesa, AZ, Utility System Revenue 5.00%, 7/1/2042	2,625,000	3,196,331
Phoenix, AZ, Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2020	70,000	70,674
5.00%, 7/1/2024	160,000	184,370
5.00%, 7/1/2026	100,000	121,708
5.00%, 7/1/2029	455,000	552,252
Series A, 5.00%, 7/1/2025	145,000	172,544
Series A, 5.00%, 7/1/2026	235,000	279,246
Series A, 5.00%, 7/1/2037	390,000	483,128
Series A, 5.00%, 7/1/2044 (a)	10,000,000	12,587,500
Series B, 5.00%, 7/1/2024	3,000,000	3,469,050
Series B, 5.00%, 7/1/2026	6,715,000	8,112,015
Series B, 5.00%, 7/1/2037	500,000	585,525
Phoenix, AZ, General Obligation:
4.00%, 7/1/2026	460,000	533,894
5.00%, 7/1/2025	205,000	243,597
5.00%, 7/1/2026	300,000	364,122
5.00%, 7/1/2027	4,150,000	4,979,294
Pima County, AZ, Sewer System Revenue 5.00%, 7/1/2023	2,835,000	3,173,726
Pima County, Regional Transportation Authority Revenue 5.00%, 6/1/2025	385,000	429,094
Pima, AZ, Sewer System Revenue 5.00%, 7/1/2026	200,000	244,086
Regional, AZ, Public Transportation Authority Revenue 5.25%, 7/1/2025	100,000	116,667
Security Description	Principal Amount	Value
Scottsdale, AZ, General Obligation 4.00%, 7/1/2024	$200,000	$223,544
State of Arizona Lottery Revenue 5.00%, 7/1/2025	4,050,000	4,789,935
University of Arizona, Reveune Series B, 5.00%, 6/1/2042	490,000	577,671
		75,640,041
ARKANSAS — 0.1%
Little Rock, AR, School District, General Obligation 3.00%, 2/1/2024	2,105,000	2,134,049
Little Rock, AR, Water Reclamation System Revenue 3.50%, 10/1/2037	240,000	251,827
Rogers, AR, Sales Tax Revenue Series B, 3.88%, 11/1/2039	350,000	378,308
Springdale, AR, Sales & Use Tax Revenue 5.00%, 4/1/2037	220,000	247,133
University of Arkansas, Revenue Series A, 5.00%, 9/15/2035	470,000	560,268
		3,571,585
CALIFORNIA — 18.4%
Alameda, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2039	500,000	577,085
Anaheim, Housing & Public Improvements Authority Revenue:
5.00%, 10/1/2031	1,695,000	1,787,428
5.00%, 10/1/2032	590,000	622,173
5.00%, 10/1/2036	395,000	416,539
5.00%, 10/1/2041	1,300,000	1,370,889
Anaheim, Public Financing Authority Revenue Series A, 5.00%, 5/1/2031	540,000	612,063
Anaheim, Redevelopment Successor Agency, Tax Allocation Series A, 5.00%, 2/1/2029	2,015,000	2,481,513
Arcadia, CA, Unified School District, General Obligation:
3.25%, 8/1/2036	365,000	385,860
3.25%, 8/1/2037	240,000	253,106
Bakersfield, CA, Wastewater Revenue:
Series A, 5.00%, 9/15/2025	150,000	179,076
Series A, 5.00%, 9/15/2029	2,750,000	3,249,675
Beverly Hills, CA, Unified School District, General Obligation Series A, 3.00%, 8/1/2040	785,000	810,732

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
California Educational Facilities Authority Revenue 5.00%, 9/1/2040	$1,325,000	$1,529,885
California State Public Works Board:
Series B, 5.00%, 10/1/2027	1,790,000	2,240,131
Series C, 5.00%, 11/1/2031	6,855,000	8,826,292
Series C, 5.00%, 11/1/2034	2,580,000	3,278,638
California, Bay Area Toll Authority Revenue:
2.00%, 4/1/2053 (b)	350,000	355,722
2.13%, 4/1/2053 (b)	575,000	589,622
5.00%, 4/1/2024	250,000	287,543
Series A, 2.63%, 4/1/2045 (b)	23,510,000	25,071,299
California, Bay Area Toll Authority, Toll Bridge Revenue:
4.00%, 4/1/2042	125,000	136,499
Series A, 2.95%, 4/1/2047 (b)	1,225,000	1,324,666
California, Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2025	295,000	354,694
5.00%, 10/1/2026	300,000	367,850
5.00%, 10/1/2027	295,000	356,944
5.00%, 10/1/2028	490,000	591,009
5.00%, 10/1/2029	115,000	146,301
5.00%, 10/1/2031	410,000	502,639
5.00%, 10/1/2032	3,470,000	4,128,710
5.00%, 10/1/2033	3,810,000	4,515,879
5.00%, 10/1/2034	2,400,000	2,837,160
5.00%, 10/1/2035	2,225,000	2,624,721
California, Municipal Finance Authority Revenue:
4.00%, 1/1/2043	4,750,000	5,295,300
Series A, 4.00%, 10/1/2040	4,000,000	4,404,200
Series A, 5.00%, 6/1/2042	250,000	297,818
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2028	330,000	406,316
Series AW, 5.00%, 12/1/2029	285,000	349,686
Series AW, 5.00%, 12/1/2032	255,000	308,009
Series AX, 5.00%, 12/1/2029	300,000	378,258
California, State Department of Water Resources Power Supply Revenue:
Series AX, 5.00%, 12/1/2032	100,000	123,896
Series BA, 5.00%, 12/1/2022	740,000	814,984
Series O, 5.00%, 5/1/2021	355,000	369,477
Series O, 5.00%, 5/1/2022	575,000	618,602
California, State General Obligation:
3.00%, 10/1/2034	9,345,000	9,825,613
Security Description	Principal Amount	Value
3.00%, 10/1/2036	$1,830,000	$1,902,212
3.00%, 10/1/2037	12,095,000	12,524,252
3.25%, 3/1/2032	250,000	267,688
3.50%, 8/1/2027	175,000	200,617
3.75%, 12/1/2035	280,000	299,163
4.00%, 11/1/2023	160,000	175,598
4.00%, 10/1/2024	250,000	280,118
4.00%, 9/1/2025	250,000	285,540
4.00%, 8/1/2033	205,000	231,347
4.00%, 9/1/2033	1,035,000	1,169,446
4.00%, 10/1/2034	500,000	588,875
4.00%, 10/1/2036	500,000	584,635
4.00%, 11/1/2036	30,000	34,123
4.00%, 10/1/2037	500,000	582,520
5.00%, 8/1/2021	2,000,000	2,103,800
5.00%, 9/1/2021	2,290,000	2,416,271
5.00%, 4/1/2022	10,000,000	10,762,000
5.00%, 8/1/2022	100,000	108,841
5.00%, 9/1/2022	2,025,000	2,210,187
5.00%, 3/1/2023	300,000	332,568
5.00%, 8/1/2023	600,000	674,094
5.00%, 9/1/2023	545,000	613,932
5.00%, 11/1/2023	1,395,000	1,579,740
5.00%, 3/1/2024	1,920,000	2,196,192
5.00%, 4/1/2024	8,650,000	9,919,820
5.00%, 8/1/2024	4,110,000	4,760,736
5.00%, 9/1/2024	720,000	836,071
5.00%, 3/1/2025	435,000	512,330
5.00%, 8/1/2025	455,000	542,169
5.00%, 9/1/2025	235,000	280,663
5.00%, 10/1/2025	5,000,000	5,985,250
5.00%, 3/1/2026	110,000	129,612
5.00%, 8/1/2026	2,990,000	3,646,522
5.00%, 9/1/2026	1,170,000	1,434,011
5.00%, 10/1/2026	1,010,000	1,226,746
5.00%, 4/1/2027	5,000,000	6,203,200
5.00%, 8/1/2027	14,435,000	17,788,876
5.00%, 9/1/2027	165,000	174,499
5.00%, 10/1/2027	170,000	205,540
5.00%, 11/1/2027	180,000	226,429
5.00%, 4/1/2028	3,000,000	3,807,540
5.00%, 8/1/2028	2,970,000	3,575,934
5.00%, 9/1/2028	2,120,000	2,278,668
5.00%, 10/1/2028	3,000,000	3,848,730
5.00%, 4/1/2029	5,000,000	6,476,450
5.00%, 8/1/2029	765,000	922,699
5.00%, 9/1/2029	1,705,000	1,838,330
5.00%, 10/1/2029	5,750,000	7,421,258
5.00%, 8/1/2030	1,930,000	2,286,606
5.00%, 9/1/2030	1,455,000	1,762,150
5.00%, 11/1/2030	500,000	621,320
5.00%, 4/1/2031	1,845,000	2,367,006
5.00%, 9/1/2031	1,915,000	2,280,327
5.00%, 3/1/2032	280,000	326,866
5.00%, 4/1/2032	4,600,000	6,162,979

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/1/2032	$625,000	$739,445
5.00%, 4/1/2033	2,000,000	2,553,040
5.00%, 8/1/2033	150,000	174,482
5.00%, 8/1/2034	2,350,000	2,765,691
5.00%, 9/1/2034	290,000	348,162
5.00%, 10/1/2034	155,000	178,379
5.00%, 8/1/2035	4,430,000	5,252,146
5.00%, 9/1/2035	230,000	275,381
5.00%, 10/1/2035	435,000	515,436
5.00%, 4/1/2036	500,000	627,005
5.00%, 8/1/2036	1,370,000	1,633,396
5.00%, 9/1/2036	1,390,000	1,660,299
5.00%, 10/1/2037	90,000	103,110
5.00%, 10/1/2039	990,000	1,147,726
4.00%, 12/1/2030 (b)	135,000	139,100
Series B, 5.00%, 9/1/2023	2,900,000	3,266,792
Series B, 5.00%, 8/1/2024	150,000	173,750
Series C, 5.00%, 9/1/2032	1,350,000	1,596,807
Series C, 5.00%, 9/1/2034	155,000	182,805
Campbell Union High School District, Revenue Series B, 5.00%, 8/1/2036	150,000	179,129
Centinela Valley, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2050 (c)	100,000	107,905
Cerritos, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	250,000	276,995
Chabot-Las Positas, CA, Community College District, General Obligation:
4.00%, 8/1/2033	1,015,000	1,149,335
Series A, 4.00%, 8/1/2042	500,000	554,830
Coast, CA, Community College District, General Obligation:
5.00%, 8/1/2029	410,000	486,453
5.00%, 8/1/2033	145,000	171,057
Contra Costa, CA, Transportation Authority Sales Tax Revenue:
Series A, 5.00%, 3/1/2032	270,000	313,243
Series B, 5.00%, 3/1/2026	2,400,000	2,868,984
Series B, 5.00%, 3/1/2028	3,000,000	3,668,700
Coronado, Community Development Agency Successor Agency Series A, 5.00%, 9/1/2033	4,895,000	5,745,310
Corona-Norco, CA, Unified School District, General Obligation Series B, 4.00%, 8/1/2043	150,000	168,197
Security Description	Principal Amount	Value
Desert Sands, CA, Unified School District, General Obligation 5.00%, 8/1/2042	$3,300,000	$3,796,122
Desert, CA, Community College District, General Obligation 5.00%, 8/1/2035	360,000	424,613
East Bay, CA, Municipal Utility District, Water System Revenue:
Series A, 4.00%, 6/1/2033	250,000	279,318
Series A, 5.00%, 6/1/2035	760,000	906,978
Series A, 5.00%, 6/1/2037	7,160,000	8,336,531
Series A, 5.00%, 6/1/2044	735,000	904,006
Series B, 5.00%, 6/1/2034	100,000	121,827
East Side, CA, Union High School District, General Obligation Series E, 5.00%, 8/1/2028	125,000	151,059
Eastern, CA, Municipal Water District Financing Authority Revenue Series B, 5.00%, 7/1/2032	230,000	275,055
Eastern, CA, Municipal Water District Revenue:
Series A, 5.00%, 7/1/2042	1,000,000	1,168,730
Series A, 5.00%, 7/1/2045	315,000	366,947
El Dorado, CA, Irrigation District, Water Agency Revenue:
Series C, 5.00%, 3/1/2032	390,000	462,571
Series C, 5.00%, 3/1/2035	570,000	671,848
Elk Grove, Unified School District 3.00%, 2/1/2034	100,000	105,137
Folsom Cordova, CA, Unified School District School Facilities Improvement District No. 5, General Obligation Series C, 4.00%, 10/1/2043	715,000	802,966
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation:
Series A, 5.00%, 10/1/2028	100,000	126,355
Series A, 5.00%, 10/1/2031	340,000	421,994
Series A, 5.00%, 10/1/2032	250,000	308,633
Foothill-De Anza Community College District, General Obligation:
2.38%, 8/1/2040 (b)	2,570,000	2,571,079
5.00%, 8/1/2027	230,000	274,719
5.00%, 8/1/2028	140,000	167,061
Imperial, CA, Irrigation District Electric System Revenue Series C, 5.00%, 11/1/2036	100,000	117,929

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Irvine, CA, Unified School District No. 09-1, Special Tax Series A, 4.00%, 9/1/2044	$1,200,000	$1,308,060
Livermore Valley, CA, Joint Unified School District, General Obligation 3.00%, 8/1/2046	230,000	234,361
Long Beach, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2041	4,640,000	5,131,840
Long Beach, CA, Unified School District, General Obligation:
5.00%, 8/1/2027	300,000	363,057
Series B, 5.00%, 8/1/2022	590,000	639,176
Los Angeles County Metropolitan Transportation Authority Series A, 5.00%, 7/1/2041	1,100,000	1,322,849
Los Angeles, CA, Community College District, General Obligation:
4.00%, 8/1/2038	500,000	555,270
5.00%, 8/1/2036	430,000	515,785
Series A, 5.00%, 8/1/2023	235,000	264,840
Series A, 5.00%, 8/1/2026	215,000	249,733
Series G, 4.00%, 8/1/2039	350,000	379,956
Series J, 4.00%, 8/1/2036	400,000	452,384
Series J, 4.00%, 8/1/2039	480,000	538,536
Los Angeles, CA, Department of Airports Revenue:
Series C, 5.00%, 5/15/2038	465,000	533,676
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2031	1,000,000	1,245,040
Series E-NON AMT-LOS ANGELES, 5.00%, 5/15/2032	3,250,000	4,036,370
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.00%, 7/1/2023	875,000	982,520
Series A, 5.00%, 7/1/2024	250,000	289,763
Series A, 5.00%, 7/1/2027	150,000	181,326
Series A, 5.00%, 7/1/2028	250,000	309,055
Series A, 5.00%, 7/1/2030	520,000	606,622
Series A, 5.00%, 7/1/2031	390,000	478,167
Series A, 5.00%, 7/1/2032	715,000	881,939
Series A, 5.00%, 7/1/2034	275,000	319,162
Series A, 5.00%, 7/1/2036	3,675,000	4,451,684
Series A, 5.00%, 7/1/2037	910,000	1,131,130
Series A, 5.00%, 7/1/2040	2,215,000	2,589,025
Series B, 5.00%, 1/1/2024	835,000	949,011
Series B, 5.00%, 7/1/2025	100,000	119,164
Series B, 5.00%, 7/1/2028	320,000	385,645
Series B, 5.00%, 7/1/2029	100,000	120,268
Series B, 5.00%, 7/1/2031	8,000,000	10,235,760
Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/2032	$2,640,000	$3,366,898
Series B, 5.00%, 7/1/2033	1,500,000	1,905,420
Series B, 5.00%, 7/1/2034	555,000	660,378
Series B, 5.00%, 7/1/2036	100,000	118,563
Series B, 5.00%, 7/1/2037	100,000	119,592
Series B, 5.00%, 7/1/2042	230,000	268,157
Series B, 5.00%, 7/1/2043	210,000	234,954
Series C, 5.00%, 7/1/2042	595,000	709,526
Series D, 5.00%, 7/1/2030	305,000	351,046
Series D, 5.00%, 7/1/2032	180,000	206,852
Series D, 5.00%, 7/1/2044	130,000	147,323
Series E, 5.00%, 7/1/2039	310,000	352,944
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	595,000	667,304
Los Angeles, CA, Facilities, Inc. Revenue:
Series A, 5.00%, 12/1/2033	250,000	316,120
Series A, 5.00%, 12/1/2035	1,405,000	1,761,898
Series A, 5.00%, 12/1/2037	350,000	435,487
Series A, 5.00%, 12/1/2038	1,925,000	2,384,805
Los Angeles, CA, Metropolitan Transportation Authority Revenue:
Series A, 4.00%, 6/1/2034	110,000	123,611
Series A, 5.00%, 6/1/2021	165,000	172,400
Series A, 5.00%, 7/1/2023	325,000	364,936
Series A, 5.00%, 6/1/2026	100,000	122,178
Series A, 5.00%, 6/1/2029	250,000	304,450
Series A, 5.00%, 7/1/2030	100,000	124,075
Series A, 5.00%, 6/1/2033	350,000	425,075
Series A, 5.00%, 6/1/2034	245,000	297,067
Series A, 5.00%, 6/1/2037	405,000	487,620
Series A, 5.00%, 6/1/2038	850,000	1,021,181
Series A, 5.00%, 7/1/2042	860,000	1,032,568
Los Angeles, CA, Public Works Financing Authority Revenue:
Series D, 4.00%, 12/1/2034	215,000	239,626
Series D, 4.00%, 12/1/2036	665,000	735,224
Series D, 4.00%, 12/1/2040	325,000	357,487
Series D, 5.00%, 12/1/2028	1,975,000	2,360,520
Series D, 5.00%, 12/1/2029	100,000	118,920
Series D, 5.00%, 12/1/2030	330,000	392,040
Los Angeles, CA, Redevelopment Authority, Tax Allocation Series A-LONG BEACH PROJ AREA, 4.00%, 8/1/2040	220,000	243,813
Los Angeles, CA, Sanitation Districts Financing Authority Revenue Series A, 5.00%, 10/1/2029	100,000	119,353

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Los Angeles, CA, Unified School District, General Obligation:
Series A, 3.50%, 7/1/2036	$160,000	$169,254
Series A, 4.00%, 7/1/2021	185,000	191,251
Series A, 4.00%, 7/1/2040	2,035,000	2,185,732
Series A, 5.00%, 7/1/2021	125,000	130,765
Series A, 5.00%, 7/1/2022	465,000	502,535
Series A, 5.00%, 7/1/2023	3,565,000	3,972,943
Series A, 5.00%, 7/1/2024	2,810,000	3,211,718
Series A, 5.00%, 7/1/2025	4,905,000	5,741,499
Series A, 5.00%, 7/1/2026	265,000	316,391
Series A, 5.00%, 7/1/2027	270,000	327,443
Series A, 5.00%, 7/1/2029	225,000	234,484
Series A, 5.00%, 7/1/2030	385,000	431,337
Series A, 5.00%, 7/1/2031	5,645,000	6,889,884
Series A, 5.00%, 7/1/2032	460,000	478,690
Series A, 5.00%, 7/1/2040	970,000	1,111,727
Series B, 3.00%, 7/1/2031	520,000	547,316
Series B, 5.00%, 7/1/2028	250,000	297,340
Series B-1, 5.00%, 7/1/2027	485,000	588,184
Series B-1, 5.00%, 7/1/2029	250,000	303,730
Series B-1, 5.00%, 7/1/2032	300,000	361,608
Series B-1, 5.00%, 7/1/2033	255,000	306,673
Series B-1, 5.00%, 7/1/2034	270,000	323,800
Series B-1, 5.00%, 7/1/2036	1,000,000	1,191,950
Series B-1, 5.00%, 7/1/2037	500,000	594,395
Los Angeles, CA, Wastewater System Revenue:
Series B, 5.00%, 6/1/2033	250,000	292,430
Series B, 5.00%, 6/1/2035	835,000	972,207
Series B, 5.00%, 6/1/2039	240,000	284,868
Series D, 5.00%, 6/1/2023	1,215,000	1,352,550
Los Rios, CA, Community College District, General Obligation 4.00%, 8/1/2035	250,000	284,995
Marin, CA, Healthcare District, General Obligation Series A, 3.00%, 8/1/2037	325,000	339,875
Metropolitan Water District of Southern California Revenue:
5.00%, 10/1/2040	2,325,000	2,934,220
Series A, 2.25%, 7/1/2024	845,000	886,591
Series A, 2.50%, 7/1/2025	250,000	267,290
Series A, 5.00%, 7/1/2021	5,000,000	5,243,350
Series A, 5.00%, 7/1/2024	5,000,000	5,781,750
Series A, 5.00%, 7/1/2034	140,000	167,860
Series B, 5.00%, 8/1/2023	135,000	151,727
Series B, 5.00%, 8/1/2024	150,000	174,062
Milpitas, CA, Redevelopment Agency Successor Agency, Tax Allocation:
5.00%, 9/1/2022	160,000	174,794
5.00%, 9/1/2023	440,000	496,756
5.00%, 9/1/2027	385,000	461,149
Security Description	Principal Amount	Value
Monterey Peninsula, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2029	$240,000	$194,935
0.01%, 8/1/2027	205,000	179,035
0.01%, 8/1/2030	300,000	234,771
Mountain, CA, View Los Altos Union High School District, General Obligation Series A, 4.00%, 8/1/2034	1,245,000	1,401,546
Newport Mesa, Unified School District, General Obligation:
Zero Coupon, 8/1/2039	100,000	52,954
Zero Coupon, 8/1/2043	5,000,000	2,214,000
North Orange County, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2044	5,000,000	5,657,200
Oakland Alameda County, CA, Unified School District, General Obligation:
5.00%, 8/1/2023 (c)	100,000	111,549
5.00%, 8/1/2025 (c)	150,000	176,534
Series A, 5.00%, 8/1/2030	175,000	203,908
Series A, 5.00%, 8/1/2031	150,000	174,612
Series A, 5.00%, 8/1/2032	150,000	174,446
Series A, 5.00%, 8/1/2040	100,000	114,761
Oakland, CA, Redevelopment Agency Successor Agency Series TE, 5.00%, 9/1/2035 (c)	750,000	879,862
Orange County, CA, Sanitation District Wastewater Revenue:
Series A, 5.00%, 2/1/2030	120,000	143,300
Series A, 5.00%, 2/1/2037	300,000	343,269
Orange County, CA, Water District Revenue Series A, 5.00%, 8/15/2034	130,000	157,277
Orange County, FL, Sales Tax Revenue 5.00%, 2/15/2022	2,000,000	2,144,300
Oxnard, CA, School District, General Obligation Series A, 5.00%, 8/1/2041	350,000	418,964
Palomar, CA, Community College District, General Obligation 5.00%, 5/1/2030	125,000	146,039
Peralta, CA, Community College District, General Obligation:
Series A, 5.00%, 8/1/2028	100,000	114,287
Series A, 5.00%, 8/1/2029	120,000	136,982
Peralta, CA, Community College District, General Obligation, Election of 2006 Series D, 4.00%, 8/1/2039	5,400,000	5,883,462

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Riverside County, CA, Transportation Commission, Sales Tax Revenue:
Series A, 2.00%, 6/1/2029	$175,000	$178,456
Series A, 5.00%, 6/1/2036	4,055,000	4,911,457
Series B, 5.00%, 6/1/2034	1,915,000	2,361,808
Riverside Unified School District Series B, 3.00%, 8/1/2037	2,000,000	2,091,540
Riverside, CA, Community College District Foundation, General Obligation 5.00%, 8/1/2029	1,255,000	1,478,415
Riverside, CA, Electric Revenue Series A, 5.00%, 10/1/2048	5,250,000	6,305,197
Riverside, CA, Water Revenue Series A, 5.00%, 10/1/2043	520,000	646,350
Sacramento, CA, County Sanitation Districts Financing Authority Revenue Series A, 5.00%, 12/1/2032	260,000	298,072
Sacramento, CA, Municipal Utility District, Electricity Revenue Series D, 5.00%, 8/15/2023	2,740,000	3,078,308
Sacramento, CA, Municipal Utility District, Financing Authority Revenue Series F, 5.00%, 8/15/2024	170,000	196,909
San Antonio, CA, Community College District, General Obligation Series B, 4.00%, 8/1/2043	190,000	213,049
San Bernardino, CA, County Series A, 5.00%, 10/1/2023	5,000,000	5,660,200
San Diego County, CA, Public Facilities Financing Authority, Revenue:
5.00%, 10/15/2026	620,000	748,476
5.00%, 10/15/2027	1,065,000	1,285,050
5.00%, 10/15/2028	255,000	307,385
5.00%, 10/15/2029	250,000	301,060
5.00%, 10/15/2031	345,000	414,028
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue:
4.00%, 5/15/2026	200,000	228,810
5.00%, 5/15/2027	175,000	208,843
Series A, 4.00%, 5/15/2021	590,000	609,246
Series A, 5.00%, 5/15/2027	320,000	393,053
Series A, 5.00%, 5/15/2029	185,000	226,743
Series A, 5.00%, 5/15/2033	560,000	681,554
Series A, 5.00%, 5/15/2034	3,020,000	3,665,616
Series A, 5.00%, 5/15/2039	100,000	119,882
Series B, 5.00%, 8/1/2022	330,000	359,736
Series B, 5.00%, 8/1/2029	100,000	123,124
Security Description	Principal Amount	Value
San Diego County, CA, Regional Building Authority Revenue Series A, 5.00%, 10/15/2035	$450,000	$524,565
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
Series A, 5.00%, 4/1/2027	270,000	327,737
Series A, 5.00%, 4/1/2030	120,000	143,897
Series A, 5.00%, 4/1/2032	145,000	172,319
Series A, 5.00%, 4/1/2033	125,000	148,315
Series A, 5.00%, 4/1/2034	100,000	113,757
Series A, 5.00%, 4/1/2041	125,000	145,450
San Diego County, CA, Water Authority Financing Corp., Revenue:
Series A-GREEN BOND, 5.00%, 5/1/2031	350,000	418,302
Series B, 5.00%, 5/1/2035	4,000,000	4,732,280
Series B, 5.00%, 5/1/2036	100,000	117,992
Series B, 5.00%, 5/1/2037	100,000	117,866
San Diego County, CA, Water Authority Revenue:
Series A, 5.00%, 10/15/2044	215,000	252,978
Series A-GREEN BOND, 5.00%, 5/1/2033	1,015,000	1,206,612
San Diego Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2025	110,000	130,677
San Diego, CA, Community College District, General Obligation:
4.00%, 8/1/2028	175,000	201,534
4.00%, 8/1/2029	400,000	458,472
5.00%, 8/1/2027	160,000	197,328
5.00%, 8/1/2029	235,000	288,376
5.00%, 8/1/2031	160,000	193,416
5.00%, 8/1/2041	190,000	224,398
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	355,000	370,521
San Diego, CA, Unified School District, General Obligation:
5.00%, 7/1/2021	950,000	996,236
Series F, 5.00%, 7/1/2040	1,725,000	1,985,699
Series F, 5.00%, 7/1/2045	150,000	171,560
Series I, Zero Coupon, 7/1/2036	2,865,000	1,650,899
Series I, Zero Coupon, 7/1/2037	405,000	222,450
Series I, Zero Coupon, 7/1/2039	310,000	155,316
Series R-4, 5.00%, 7/1/2024	235,000	269,745
Series R-4, 5.00%, 7/1/2028	250,000	293,460

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series R-5, 5.00%, 7/1/2029	$260,000	$313,516
Series SENIOR-1, 4.00%, 7/1/2033	100,000	113,028
San Francisco Bay Area Rapid Transit District Sales Tax Revenue 3.00%, 7/1/2044	5,000,000	5,126,000
San Francisco, CA, Bay Area Rapid Transit District, General Obligation Series D, 5.00%, 8/1/2029	160,000	190,107
San Francisco, CA, City & County:
5.00%, 4/1/2026	515,000	617,387
Series A, 4.00%, 4/1/2045	115,000	121,472
Series B, 4.00%, 4/1/2038	530,000	591,257
Series R1, 4.00%, 9/1/2039	535,000	571,947
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 4.00%, 10/1/2043	535,000	588,307
Series A, 5.00%, 10/1/2029	100,000	117,842
Series C, 2.13%, 10/1/2048 (b)	3,000,000	3,056,460
San Francisco, CA, City & County, General Obligation:
Series A, 4.00%, 6/15/2034	1,990,000	2,203,248
Series A, 4.00%, 6/15/2035	1,350,000	1,494,747
Series R1, 5.00%, 6/15/2027	325,000	364,845
San Francisco, CA, Public Utilities Commission, Water Revenue:
4.00%, 11/1/2030	105,000	118,928
5.00%, 11/1/2024	235,000	271,956
5.00%, 11/1/2028	170,000	205,902
5.00%, 11/1/2031	500,000	602,130
5.00%, 11/1/2032	100,000	116,088
5.00%, 11/1/2033	680,000	816,088
5.00%, 11/1/2034	335,000	401,122
Series B, 5.00%, 11/1/2041	1,400,000	1,579,690
Series B, 5.00%, 11/1/2042	350,000	394,432
Series B, 5.00%, 11/1/2043	1,070,000	1,204,841
Series D, 5.00%, 11/1/2033	260,000	316,651
Series D, 5.00%, 11/1/2034	330,000	400,458
San Francisco, CA, Transportation Authority Revenue 3.00%, 2/1/2034	1,845,000	1,954,925
San Francisco, CA, Unified School District, General Obligation:
Series F&C, 5.00%, 6/15/2021	500,000	522,675
Series F&C, 5.00%, 6/15/2026	665,000	762,057
Security Description	Principal Amount	Value
Series F&C, 5.00%, 6/15/2028	$100,000	$114,264
San Joaquin, CA 4.00%, 11/15/2030 (c)	125,000	146,913
San Joaquin, CA, Delta Community College District, General Obligation:
Series A, 5.00%, 8/1/2026	140,000	165,711
Series A, 5.00%, 8/1/2027	270,000	319,127
San Joaquin, CA, Transportation Authority Revenue 5.00%, 3/1/2036	180,000	218,205
San Jose, CA, Evergreen Community College District, General Obligation 5.00%, 9/1/2024	130,000	151,018
San Jose, Redevelopment Agency Successor Agency, Tax Allocation Series B, 5.00%, 8/1/2026	3,785,000	4,655,058
San Marcos, CA, Unified School District, General Obligation:
4.00%, 8/1/2037	200,000	226,454
5.00%, 8/1/2035	350,000	425,733
5.00%, 8/1/2036	350,000	424,571
San Mateo County, CA, Transportation Authority Revenue:
Series A, 5.00%, 6/1/2027	230,000	273,691
Series A, 5.00%, 6/1/2029	130,000	153,764
Series A, 5.00%, 6/1/2030	160,000	188,635
San Mateo Foster, CA, Public Financing Authority:
4.00%, 8/1/2039	1,250,000	1,400,750
4.00%, 8/1/2044	8,000,000	8,847,120
Santa Clara County, CA, Financing Authority Revenue:
Series A, 3.25%, 4/1/2036	4,520,000	4,793,550
Series A, 3.50%, 4/1/2041	600,000	635,322
Series Q, 2.50%, 5/15/2029	140,000	144,931
Series Q, 4.00%, 5/15/2031	1,815,000	2,031,711
Series Q, 4.00%, 5/15/2033	300,000	332,427
Santa Clara County, CA, General Obligation:
Series C, 3.00%, 8/1/2035	260,000	274,334
Series C, 3.25%, 8/1/2039	150,000	158,109
Series C, 5.00%, 8/1/2030	125,000	155,481
Santa Clara, CA, Unified School District, General Obligation 3.00%, 7/1/2036	250,000	260,535
Santa Monica Community College District, General Obligation:
Series A, 4.00%, 8/1/2039	2,350,000	2,662,691

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2043	$1,750,000	$2,135,157
Series D, 5.00%, 8/1/2043	1,025,000	1,157,163
Santa Monica-Malibu, CA, Unified School District, General Obligation 4.00%, 8/1/2021	5,000,000	5,193,650
Sequoia, CA, Union High School District, General Obligation:
3.00%, 7/1/2043	260,000	266,222
5.00%, 7/1/2027	150,000	183,770
Sonoma County Junior College District 3.00%, 8/1/2039	5,000,000	5,232,350
Southern California Water Replenishment District Financing Authority Revenue 5.00%, 8/1/2041	260,000	301,798
Southern, CA, Public Power Authority Revenue:
5.00%, 7/1/2021	600,000	628,590
Series A, 5.00%, 7/1/2027	130,000	135,949
Series C, 5.00%, 7/1/2027	110,000	127,555
Sweetwater, CA, Union High School District, General Obligation Series B, 3.38%, 8/1/2040 (c)	125,000	130,846
University of California, Revenue:
Series A, 3.00%, 11/1/2033	250,000	264,245
Series A, 3.13%, 11/1/2036	225,000	235,681
Series A, 3.20%, 11/1/2037	270,000	283,230
Series A, 4.00%, 11/1/2035	300,000	331,587
Series A, 4.00%, 11/1/2037	555,000	608,879
Series A, 4.00%, 11/1/2038	1,580,000	1,724,791
Series A, 4.00%, 11/1/2043	430,000	462,366
Series A, 5.00%, 11/1/2021	3,180,000	3,363,455
Series A, 5.00%, 11/1/2025	1,390,000	1,658,548
Series A, 5.00%, 11/1/2028	120,000	144,420
Series A, 5.00%, 11/1/2031	205,000	250,410
Series A, 5.00%, 11/1/2032	120,000	141,419
Series A, 5.00%, 11/1/2033	350,000	401,359
Series A, 5.00%, 11/1/2035	5,450,000	6,727,120
Series A, 5.00%, 11/1/2036	265,000	313,681
Series A, 5.00%, 11/1/2037	5,400,000	6,723,598
Series A, 5.00%, 11/1/2038	165,000	192,152
Series A, 5.00%, 11/1/2041	1,940,000	2,275,639
Series A, 5.00%, 11/1/2043	220,000	254,503
Series AM, 5.00%, 5/15/2027	200,000	228,474
Series AO, 5.00%, 5/15/2021	395,000	411,815
Series AO, 5.00%, 5/15/2025	2,195,000	2,587,137
Series AO, 5.00%, 5/15/2026	110,000	129,532
Series AO, 5.00%, 5/15/2028	425,000	498,856
Series AO, 5.00%, 5/15/2032	100,000	116,572
Series AO, 5.00%, 5/15/2040	110,000	126,477
Security Description	Principal Amount	Value
Series AR, 4.00%, 5/15/2037	$570,000	$635,487
Series AR, 5.00%, 5/15/2030	580,000	696,064
Series AR, 5.00%, 5/15/2032	120,000	143,472
Series AR, 5.00%, 5/15/2041	495,000	581,729
Series AT, 1.40%, 5/15/2046 (b)	115,000	114,872
Series AV, 5.00%, 5/15/2042	2,065,000	2,472,920
Series AY, 4.00%, 5/15/2035	100,000	113,979
Series AZ, 5.00%, 5/15/2043	5,200,000	6,316,856
Series B-2, 4.00%, 11/1/2049 (b)	100,000	102,734
Series B-3, 4.00%, 11/1/2051 (b)	350,000	382,084
Series I, 4.00%, 5/15/2045	200,000	217,048
Series I, 5.00%, 5/15/2027	145,000	170,042
Series I, 5.00%, 5/15/2028	655,000	767,057
Series I, 5.00%, 5/15/2030	180,000	210,022
Series I, 5.00%, 5/15/2031	335,000	390,158
Series I, 5.00%, 5/15/2032	145,000	168,642
Series K, 4.00%, 5/15/2036	265,000	295,417
Series K, 4.00%, 5/15/2046	315,000	343,901
Series K, 5.00%, 5/15/2031	460,000	549,383
Series K, 5.00%, 5/15/2033	300,000	357,138
Series M, 5.00%, 5/15/2028	100,000	123,305
Series M, 5.00%, 5/15/2030	200,000	245,316
Series M, 5.00%, 5/15/2032	295,000	359,835
Series M, 5.00%, 5/15/2036	250,000	301,970
Series M, 5.00%, 5/15/2042	8,780,000	10,482,266
Series O, 4.00%, 5/15/2048	250,000	278,473
Series O, 5.00%, 5/15/2039	2,200,000	2,689,104
Ventura County, CA, Community College District, General Obligation 3.13%, 8/1/2031	290,000	309,885
Victor Valley, CA, Community College District, General Obligation Series C, 4.00%, 8/1/2032	450,000	510,565
Washington CA, Township Health Care District, General Obligation Series B, 3.75%, 8/1/2040	275,000	292,652
West Basin, CA, Municipal Water District Revenue Series A, 5.00%, 8/1/2029	165,000	197,957
West Contra, CA, Costa Unified School District, General Obligation:
Series A, 5.00%, 8/1/2030	200,000	234,260
Series A, 5.00%, 8/1/2031	295,000	344,876
Series A, 5.00%, 8/1/2035	265,000	307,456
West Valley-Mission Community College District, CA, General Obligation:
4.00%, 8/1/2022	575,000	611,012
Series B, 4.00%, 8/1/2034	250,000	279,405
Series C, 4.00%, 8/1/2032	5,000,000	5,672,950

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 4.00%, 8/1/2034	$3,065,000	$3,450,393
Yosemite, CA, Community College District, General Obligation 5.00%, 8/1/2028	195,000	230,151
		632,070,434
COLORADO — 1.7%
Adams & Arapahoe, Joint School District 28J Aurora, General Obligation:
Series A, 5.00%, 12/1/2030	1,145,000	1,380,618
Series A, 5.00%, 12/1/2031	485,000	582,102
Adams & Weld Counties, CO, School District No. 27J, General Obligation 5.00%, 12/1/2033	270,000	320,277
Adams County School District No 1, General Obligation Series B, 5.00%, 12/1/2036	350,000	420,818
Adams, CO, 12 Five Star Schools, General Obligation Series B, 5.00%, 12/15/2029	190,000	232,121
Arapahoe County, CO, School District No. 6, General Obligation:
Series A, 5.00%, 12/1/2025	925,000	1,115,633
Series A, 5.00%, 12/1/2026	3,700,000	4,576,937
Series A, 5.50%, 12/1/2027	2,780,000	3,620,922
Series A, 5.50%, 12/1/2028	2,525,000	3,365,169
Aurora, CO, Water Revenue 5.00%, 8/1/2036	125,000	149,605
Boulder Larimer & Weld Counties, State Vrain Valley School District Re1J, General Obligation:
Series A, 5.00%, 12/15/2028	140,000	166,988
Series C, 5.00%, 12/15/2028	1,800,000	2,211,912
Boulder Valley, School District No Re-2 Boulder, General Obligation:
Series A, 5.00%, 12/1/2038	1,195,000	1,453,132
Series A, 5.00%, 12/1/2042	245,000	296,232
Series B, 4.00%, 12/1/2027	130,000	152,338
Colorado Springs, CO, Utilities System Revenue Series A-1, 5.00%, 11/15/2023	530,000	599,308
Colorado, State:
Series A, 4.00%, 12/15/2037	4,800,000	5,424,960
Series A, 5.00%, 12/15/2030	5,000,000	6,331,500
Colorado, State Board of Governors University Enterprise System Revenue Series A, 4.00%, 3/1/2044	500,000	559,565
Colorado, State Building Excellent Schools Today:
Series L, 5.00%, 3/15/2025	150,000	176,469
Security Description	Principal Amount	Value
Series L, 5.00%, 3/15/2027	$600,000	$743,130
Series M, 5.00%, 3/15/2029	1,000,000	1,255,470
Series M, 5.00%, 3/15/2031	500,000	624,040
Danver, CO, City & County, Revenue:
Series A, 5.00%, 8/1/2024	360,000	416,671
Series A-2, 0.01%, 8/1/2034	1,800,000	1,143,846
Series A-2, 0.01%, 8/1/2035	3,160,000	1,917,994
Series A-2, 0.01%, 8/1/2038	3,000,000	1,581,090
Series A-2, 0.01%, 8/1/2039	3,000,000	1,509,450
Denver, CO, City & County School District No. 1, General Obligation:
5.00%, 12/1/2029	255,000	311,064
Series A, 5.50%, 12/1/2024	260,000	310,276
Series A, 5.50%, 12/1/2028	100,000	130,058
Douglas & Elbert County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2022	5,000,000	5,508,100
El Paso, CO, County School District No. 20 Academy, General Obligation 5.00%, 12/15/2029	115,000	140,905
Mesa County, CO, Valley School District No. 51 Grand Junction, General Obligation:
5.00%, 12/1/2029	200,000	251,346
5.00%, 12/1/2030	160,000	200,482
5.25%, 12/1/2032	100,000	129,014
5.25%, 12/1/2033	250,000	321,738
5.50%, 12/1/2035	160,000	204,867
5.50%, 12/1/2037	500,000	636,580
Platte River Power Authority Revenue Series JJ, 4.00%, 6/1/2026	355,000	411,821
Regional, CO, Transportation District 4.00%, 6/1/2040	230,000	248,087
Regional, CO, Transportation District, Revenue:
Series B, 4.00%, 11/1/2036	1,210,000	1,376,302
Series B, 5.00%, 11/1/2033	500,000	618,890
University of Colorado, Revenue:
Series A, 5.00%, 6/1/2027	140,000	165,823
Series A-2, 3.00%, 6/1/2033	75,000	77,729
Series A-2, 3.25%, 6/1/2037	340,000	353,321
Series A-2, 4.00%, 6/1/2038	505,000	575,867
Series A-2, 4.00%, 6/1/2043	310,000	350,508
Series A-2, 5.00%, 6/1/2023	275,000	307,040
Series B-1, 2.25%, 6/1/2027	2,000,000	2,087,220
Series B-1, 2.50%, 6/1/2028	175,000	184,798
Series B-1, 2.75%, 6/1/2029	320,000	341,734
Series B-1, 4.00%, 6/1/2036	105,000	116,091
Series B-1, 4.00%, 6/1/2038	415,000	458,837

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Weld County, CO, School District No. RE-4, General Obligation 5.25%, 12/1/2041	$100,000	$121,584
		58,268,379
CONNECTICUT — 0.5%
Connecticut, State Clean Water Fund, Revenue:
Series A, 5.00%, 2/1/2029	2,500,000	3,258,475
Series A, 5.00%, 3/1/2029	50,000	58,758
Series B, 5.00%, 6/1/2026	2,080,000	2,542,696
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	800,000	865,872
Series A-3-REMK 0, 1.80%, 7/1/2049 (b)	355,000	354,997
Series A-4-, 2.00%, 7/1/2049 (b)	7,000,000	7,057,190
Series U-1-, 2.00%, 7/1/2033 (b)	800,000	806,536
Hartford County, CT, General Obligation Series C, 4.00%, 11/1/2034 (c)	430,000	477,575
South Central Connecticut Regional Water Authority Revenue:
Series B, 4.00%, 8/1/2026	600,000	690,018
Series B, 4.00%, 8/1/2036	295,000	326,668
Series B, 5.00%, 8/1/2029	500,000	602,750
		17,041,535
DELAWARE — 0.3%
Delaware, State General Obligation:
3.00%, 3/1/2031	1,035,000	1,115,005
3.00%, 3/1/2032	50,000	53,577
3.13%, 3/1/2033	345,000	370,554
3.25%, 3/1/2035	385,000	412,019
3.25%, 3/1/2037	135,000	143,365
5.00%, 3/1/2021	145,000	150,181
5.00%, 2/1/2026	2,000,000	2,423,160
5.00%, 1/1/2029	2,000,000	2,600,200
5.00%, 2/1/2037	725,000	900,711
Series A, 5.00%, 1/1/2025	75,000	88,174
Series A, 5.00%, 2/1/2029	495,000	628,625
Series A, 5.00%, 2/1/2032	300,000	377,844
Series A, 5.00%, 2/1/2036	1,000,000	1,245,490
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2027	320,000	387,757
New Castle County, DE, General Obligation:
5.00%, 10/1/2027	595,000	710,847
Security Description	Principal Amount	Value
5.00%, 10/1/2038	$170,000	$199,549
		11,807,058
DISTRICT OF COLUMBIA — 2.0%
District of Columbia, General Obligation:
Series A, 4.00%, 6/1/2035	225,000	253,418
Series A, 4.00%, 6/1/2037	285,000	324,122
Series A, 4.00%, 6/1/2041	325,000	361,471
Series A, 5.00%, 6/1/2022	390,000	422,366
Series A, 5.00%, 10/15/2022	5,960,000	6,536,213
Series A, 5.00%, 6/1/2030	1,085,000	1,351,216
Series A, 5.00%, 6/1/2032	330,000	407,929
Series A, 5.00%, 6/1/2033	300,000	369,849
Series A, 5.00%, 6/1/2034	225,000	276,665
Series A, 5.00%, 6/1/2035	1,000,000	1,225,910
Series A, 5.00%, 6/1/2037	2,435,000	2,959,361
Series A, 5.00%, 6/1/2038	500,000	582,430
Series A, 5.00%, 6/1/2041	285,000	338,526
Series A, 5.00%, 6/1/2043	5,380,000	6,626,707
Series D, 4.00%, 6/1/2034	400,000	459,612
Series D, 5.00%, 6/1/2021	310,000	324,049
Series D, 5.00%, 6/1/2022	320,000	346,557
Series D, 5.00%, 6/1/2023	100,000	111,949
Series D, 5.00%, 6/1/2032	505,000	624,256
Series D, 5.00%, 6/1/2035	1,000,000	1,225,910
Series D, 5.00%, 6/1/2036	6,555,000	8,010,404
Series D, 5.00%, 6/1/2038	1,000,000	1,215,740
Series D, 5.00%, 6/1/2041	500,000	600,800
Series D, 5.00%, 6/1/2042	4,680,000	5,654,657
Series E, 5.00%, 6/1/2024	900,000	1,040,085
Series E, 5.00%, 6/1/2025	170,000	202,387
Series E, 5.00%, 6/1/2032	145,000	177,497
District of Columbia, Revenue:
4.00%, 3/1/2037	5,000,000	5,865,300
5.00%, 3/1/2028	2,135,000	2,730,302
5.00%, 3/1/2036	1,275,000	1,630,725
Series C, 5.00%, 10/1/2032	2,000,000	2,592,820
District of Columbia, Water & Sewer Authority Revenue:
5.00%, 10/1/2049	2,860,000	3,453,050
Series A, 3.25%, 10/1/2037	180,000	187,717
Series A, 5.00%, 10/1/2032	300,000	358,032
Series A, 5.00%, 10/1/2035	675,000	801,326
Series A, 5.00%, 10/1/2036	470,000	556,785
Series A, 5.00%, 10/1/2039	485,000	571,529
Series B, 5.00%, 10/1/2034	290,000	341,240
Series B, 5.00%, 10/1/2043	550,000	671,319
Series B, 5.25%, 10/1/2044	120,000	140,638
Series C, 5.00%, 10/1/2025	110,000	127,579
Series C, 5.00%, 10/1/2030	250,000	288,178
Series C, 5.00%, 10/1/2031	455,000	523,841
Series C, 5.00%, 10/1/2044	265,000	300,279
Washington Metropolitan Area Transit Authority, Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A-1, 5.00%, 7/1/2024	$170,000	$195,893
Series A-1, 5.00%, 7/1/2026	250,000	304,270
Series B, 5.00%, 7/1/2020	90,000	90,862
Series B, 5.00%, 7/1/2024	280,000	322,647
Series B, 5.00%, 7/1/2029	150,000	184,395
Series B, 5.00%, 7/1/2030	350,000	427,801
Series B, 5.00%, 7/1/2033	550,000	661,347
Series B, 5.00%, 7/1/2035	2,900,000	3,454,422
Series B, 5.00%, 7/1/2037	500,000	590,260
		69,402,643
FLORIDA — 3.5%
Broward County, FL, School District, General Obligation 5.00%, 7/1/2042	970,000	1,189,356
Broward County, FL, Water & Sewer Utility Revenue 4.00%, 10/1/2042	3,000,000	3,428,850
East Central Regional Wastewater Treatment Facilities Operation Board Revenue 5.00%, 10/1/2039	220,000	257,231
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 7/1/2023	340,000	382,942
Series B, 5.00%, 6/1/2023	195,000	218,043
Series B, 5.00%, 6/1/2024	475,000	548,098
Series E, 5.00%, 6/1/2022	100,000	108,209
Florida, State Board of Education, Lottery Revenue:
Series A, 5.00%, 7/1/2023	335,000	376,165
Series A, 5.00%, 7/1/2024	740,000	857,696
Series A, 5.00%, 7/1/2025	430,000	513,373
Series A, 5.00%, 7/1/2026	245,000	300,654
Series A, 5.00%, 7/1/2028	220,000	283,701
Series B, 5.00%, 7/1/2021	2,120,000	2,222,375
Series B, 5.00%, 7/1/2023	485,000	544,597
Series B, 5.00%, 7/1/2024	1,745,000	2,022,542
Series B, 5.00%, 7/1/2025	320,000	382,045
Florida, State Department of Environmental Protection Revenue:
5.00%, 7/1/2021	205,000	214,977
5.00%, 7/1/2026	130,000	149,626
Series A, 5.00%, 7/1/2023	270,000	302,994
Series A, 5.00%, 7/1/2025	105,000	124,828
Series A, 5.00%, 7/1/2026	350,000	414,333
Series A, 5.00%, 7/1/2027	545,000	679,359
Series A, 5.00%, 7/1/2028	275,000	350,674
Florida, State Department of Management Services:
Series A, 5.00%, 8/1/2023	195,000	218,944
Series A, 5.00%, 8/1/2025	170,000	202,472
Series A, 5.00%, 11/1/2027	5,000,000	6,204,400
Security Description	Principal Amount	Value
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	$380,000	$398,016
Series A, 5.00%, 9/1/2025	160,000	191,368
Florida, State General Obligation:
Series A, 4.00%, 6/1/2037	225,000	260,419
Series A, 4.00%, 6/1/2038	475,000	547,813
Series A, 5.00%, 7/1/2021	575,000	603,135
Series A, 5.00%, 6/1/2023	130,000	145,362
Series A, 5.00%, 6/1/2024	170,000	196,161
Series A, 5.00%, 7/1/2024	425,000	492,979
Series A, 5.00%, 6/1/2027	500,000	588,935
Series A, 5.00%, 7/1/2027	125,000	152,301
Series B, 5.00%, 6/1/2022	517,000	559,441
Series B, 5.00%, 6/1/2027	100,000	114,425
Series B, 5.00%, 6/1/2028	2,170,000	2,759,673
Series B, 5.00%, 6/1/2029	5,000,000	6,553,600
Series B, 5.00%, 6/1/2030	135,000	166,261
Series C, 2.63%, 6/1/2037	300,000	311,736
Series C, 3.00%, 6/1/2031	110,000	116,108
Series C, 4.00%, 6/1/2025	10,000	10,558
Series C, 4.00%, 6/1/2031	2,855,000	3,307,183
Series C, 5.00%, 6/1/2025	60,000	68,786
Series C, 5.00%, 6/1/2026	175,000	200,473
Series C, 5.00%, 6/1/2031	2,000,000	2,574,420
Series E, 2.38%, 6/1/2031	295,000	308,095
Series E, 5.00%, 6/1/2024	225,000	259,625
Series F, 5.00%, 6/1/2024	110,000	126,928
Series F, 5.00%, 6/1/2027	135,000	163,424
Series F, 5.00%, 6/1/2029	125,000	150,581
Florida's Turnpike Enterprise Revenue:
Series B, 3.00%, 7/1/2043	725,000	755,820
Series B, 5.00%, 7/1/2024	225,000	260,786
Series C, 5.00%, 7/1/2030	300,000	362,127
Fort Lauderdale, FL, Water & Sewer Revenue 4.00%, 9/1/2043	325,000	363,906
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2023	110,000	123,718
Series A, 5.00%, 10/1/2024	125,000	144,798
Series A, 5.00%, 10/1/2027	2,820,000	3,526,861
Series A, 5.00%, 10/1/2031	790,000	977,372
Series A, 5.00%, 10/1/2032	270,000	333,323
Series A, 5.00%, 10/1/2034	250,000	307,022
Series A, 5.00%, 10/1/2035	500,000	612,150
Series A, 5.00%, 10/1/2036	500,000	608,955
Series A, 5.00%, 10/1/2037	500,000	604,095
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue Series B, 5.00%, 10/1/2042	290,000	329,420

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hillsborough, FL, Community Investment Tax Revenue 5.00%, 11/1/2024	$730,000	$849,735
Jacksonville, FL, Special Revenue:
5.00%, 10/1/2031	270,000	308,073
Series A, 5.00%, 10/1/2026	2,500,000	3,017,050
Series A, 5.00%, 10/1/2030	270,000	321,802
Series B, 5.00%, 10/1/2024	580,000	673,235
Series B, 5.00%, 10/1/2025	245,000	290,842
Series B, 5.00%, 10/1/2027	795,000	979,671
Series B, 5.00%, 10/1/2029	1,175,000	1,403,620
Jacksonville, FL, Transit Revenue:
3.00%, 10/1/2031	265,000	279,342
3.25%, 10/1/2032	795,000	841,380
5.00%, 10/1/2024	430,000	497,901
5.00%, 10/1/2027	395,000	464,567
5.00%, 10/1/2029	685,000	802,888
Jacksonville, FL, Transportation Authority Revenue 5.00%, 8/1/2035	385,000	449,665
JEA, FL, Electric System Revenue:
Series A, 5.00%, 10/1/2033	65,000	73,530
Series B, 5.00%, 10/1/2029	215,000	264,882
Series B, 5.00%, 10/1/2030	125,000	153,570
Series III B, 3.38%, 10/1/2034	150,000	153,483
Series III B, 5.00%, 10/1/2026	265,000	318,721
JEA, FL, State Johns River Power Park Revenue Series 7, 3.25%, 10/1/2027	125,000	125,164
JEA, FL, Water & Sewer System Revenue:
Series A, 3.25%, 10/1/2035	100,000	102,293
Series A, 3.25%, 10/1/2036	250,000	255,480
Series A, 3.38%, 10/1/2037	535,000	546,834
Series A, 3.38%, 10/1/2041	615,000	628,075
Series A, 4.00%, 10/1/2039	425,000	471,044
Series A, 4.00%, 10/1/2040	415,000	443,888
Series A, 5.00%, 10/1/2026	360,000	411,332
Series A, 5.00%, 10/1/2028	185,000	230,022
Series A, 5.00%, 10/1/2029	295,000	365,788
Lakeland, FL, Department of Electric Utilities Revenue:
2.88%, 10/1/2029	610,000	658,959
5.00%, 10/1/2025	125,000	149,558
Miami Beach, FL, Stormwater Revenue 5.00%, 9/1/2041	770,000	887,787
Miami Beach, FL, Water & Sewer Revenue 4.00%, 9/1/2042	475,000	531,012
Miami-Dade County, FL, General Obligation:
Security Description	Principal Amount	Value
5.00%, 7/1/2029	$130,000	$154,258
5.00%, 7/1/2043	2,000,000	2,422,900
Series A, 3.38%, 7/1/2035	5,710,000	6,107,473
Series A, 5.00%, 7/1/2023	200,000	221,198
Series A, 5.00%, 7/1/2024	580,000	659,327
Series A, 5.00%, 7/1/2025	605,000	705,521
Series A, 5.00%, 7/1/2029	210,000	256,148
Series B, 4.00%, 7/1/2035	100,000	107,773
Series B, 5.00%, 7/1/2029	405,000	466,686
Series D, 5.00%, 7/1/2034	515,000	623,361
Series D, 5.00%, 7/1/2045	100,000	117,770
Miami-Dade County, FL, Revenue:
Series B, 3.13%, 4/1/2037	230,000	241,242
Series B, 5.00%, 4/1/2021	135,000	140,222
Series B, 5.00%, 4/1/2022	320,000	344,186
Series B, 5.00%, 4/1/2025	890,000	1,046,008
Series B, 5.00%, 4/1/2027	305,000	364,771
Series B, 5.00%, 4/1/2028	565,000	674,294
Series B, 5.00%, 4/1/2029	450,000	535,914
Miami-Dade County, FL, School Board, General Obligation:
3.25%, 3/15/2033	270,000	290,806
5.00%, 3/15/2030	250,000	307,197
5.00%, 3/15/2036	505,000	592,951
5.00%, 3/15/2041	115,000	133,622
Miami-Dade County, FL, Transit System Sales Surtax Revenue:
3.00%, 7/1/2028	150,000	162,735
3.00%, 7/1/2038	585,000	615,853
3.13%, 7/1/2029	130,000	140,837
4.00%, 7/1/2036	125,000	135,816
4.00%, 7/1/2038	2,155,000	2,353,669
5.00%, 7/1/2024	295,000	340,592
5.00%, 7/1/2025	420,000	499,078
5.00%, 7/1/2043	1,630,000	1,973,506
Miami-Dade County, FL, Water & Sewer System Revenue 4.00%, 10/1/2049	5,000,000	5,584,650
Orange County, FL, School Board:
Series C, 3.38%, 8/1/2034	420,000	451,496
Series C, 5.00%, 8/1/2028	500,000	588,165
Series C, 5.00%, 8/1/2029	500,000	587,885
Series C, 5.00%, 8/1/2033	450,000	535,009
Series C, 5.00%, 8/1/2034	175,000	207,715
Series D, 5.00%, 8/1/2029	310,000	364,489
Series D, 5.00%, 8/1/2031	450,000	526,333
Series D, 5.00%, 8/1/2032	110,000	128,476
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 10/1/2021	125,000	132,296
5.00%, 10/1/2028	100,000	118,131
5.00%, 10/1/2030	280,000	372,434

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Orlando County, FL, Utilities Commission Revenue Series A, 5.00%, 10/1/2032	$65,000	$75,642
Palm Beach County, FL, School Board:
Series A, 5.00%, 8/1/2026	150,000	183,252
Series A, 5.00%, 8/1/2027	230,000	287,631
Series B, 5.00%, 8/1/2022	370,000	402,445
Series B, 5.00%, 8/1/2023	115,000	129,201
Series B, 5.00%, 8/1/2028	500,000	639,180
Series C, 5.00%, 8/1/2029	250,000	317,932
Series D, 5.00%, 8/1/2025	350,000	417,053
Series D, 5.00%, 8/1/2028	100,000	117,354
Palm Beach, FL, Revenue:
5.00%, 5/1/2036	395,000	466,815
5.00%, 5/1/2038	450,000	528,979
Port State Lucie, FL, Special Assessment:
3.00%, 7/1/2037	410,000	430,443
3.00%, 7/1/2041	510,000	532,333
3.25%, 7/1/2045	125,000	130,959
Reedy Creek, FL, Improvement District, General Obligation:
Series A, 4.00%, 6/1/2031	500,000	573,060
Series A, 4.00%, 6/1/2035	375,000	423,112
Series A, 5.00%, 6/1/2033	500,000	612,995
Series A, 5.00%, 6/1/2036	500,000	606,355
Series A, 5.00%, 6/1/2037	450,000	543,406
Seminole, FL, Water & Sewer Revenue Series A, 5.00%, 10/1/2027	535,000	638,539
South Florida Water Management District:
3.00%, 10/1/2031	315,000	334,795
5.00%, 10/1/2022	660,000	721,849
5.00%, 10/1/2027	165,000	197,439
5.00%, 10/1/2031	175,000	206,113
5.00%, 10/1/2032	300,000	352,221
5.00%, 10/1/2035	105,000	122,564
5.00%, 10/1/2036	370,000	431,213
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/2029	225,000	259,042
5.00%, 10/1/2031	220,000	245,595
5.00%, 10/1/2032	195,000	229,568
5.00%, 10/1/2036	100,000	116,810
Tallahassee, FL, Utility System Revenue:
5.00%, 10/1/2033	225,000	258,619
5.00%, 10/1/2036	600,000	686,562
Tampa, FL, Bay Water Revenue:
Series A, 5.00%, 10/1/2036	125,000	149,405
Series A, 5.00%, 10/1/2037	2,715,000	3,241,411
Tohopekaliga, FL, Water Authority Utility System Revenue:
Security Description	Principal Amount	Value
3.00%, 10/1/2030	$500,000	$537,095
4.00%, 10/1/2034	110,000	122,128
5.00%, 10/1/2023	125,000	141,321
		119,831,065
GEORGIA — 2.2%
Athens-Clarke County GA Unified Gov't Water & Sewerage Revenue 5.00%, 1/1/2025	130,000	152,506
Atlanta, GA, General Obligation:
5.00%, 12/1/2022	1,550,000	1,705,341
5.00%, 12/1/2031	1,000,000	1,164,840
Atlanta, GA, Water & Wastewater System Revenue:
5.00%, 11/1/2025	210,000	248,195
Series A, 5.00%, 11/1/2034	425,000	525,525
Series A, 5.00%, 11/1/2037	5,000,000	6,128,650
Series B, 3.50%, 11/1/2043	225,000	242,150
Series B, 5.00%, 11/1/2028	560,000	704,362
Series B, 5.00%, 11/1/2033	3,000,000	3,720,570
Series C, 4.00%, 11/1/2038	3,140,000	3,539,031
Series F-SUB, 5.00%, 7/1/2023	5,000,000	5,555,150
Georgia, State General Obligation:
5.00%, 2/1/2025	6,470,000	7,635,182
5.00%, 2/1/2030	800,000	963,432
Series A, 4.00%, 2/1/2031	100,000	113,299
Series A, 5.00%, 2/1/2025	485,000	572,344
Series A, 5.00%, 7/1/2026	295,000	362,210
Series A, 5.00%, 2/1/2027	2,650,000	3,175,727
Series A, 5.00%, 7/1/2027	3,000,000	3,779,640
Series A, 5.00%, 7/1/2031	165,000	210,990
Series A-1, 5.00%, 2/1/2023	6,225,000	6,897,113
Series A-1, 5.00%, 2/1/2026	215,000	261,029
Series A-2, 5.00%, 2/1/2025	250,000	285,905
Series A-2, 5.00%, 2/1/2031	505,000	623,337
Series A-2, 5.00%, 2/1/2033	1,850,000	2,274,131
Series C, 5.00%, 7/1/2025	4,000,000	4,777,800
Series C, 5.00%, 7/1/2030	510,000	637,556
Series C-1, 4.00%, 1/1/2025	300,000	338,442
Series C-1, 4.00%, 7/1/2025	1,805,000	2,058,458
Series E, 5.00%, 12/1/2025	360,000	435,067
Series F, 5.00%, 1/1/2024	545,000	622,123
Series F, 5.00%, 1/1/2027	1,005,000	1,250,230
Series F, 5.00%, 1/1/2028	4,000,000	4,965,440
Georgia, State Private Colleges & Universities Authority Revenue:
Series B, 3.00%, 10/1/2043	155,000	158,267
Series B, 4.00%, 10/1/2038	315,000	343,725
Series B, 5.00%, 10/1/2038	2,600,000	3,043,300

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2031	$2,455,000	$2,907,236
Sandy Springs, GA, Public Facilities Authority Revenue 5.00%, 5/1/2041	2,175,000	2,576,918
		74,955,221
HAWAII — 1.9%
Hawaii, State General Obligation:
5.00%, 1/1/2024	7,560,000	8,605,926
5.00%, 1/1/2028	4,500,000	5,690,115
5.00%, 1/1/2037	1,500,000	1,874,415
Series EO, 5.00%, 8/1/2026	185,000	213,784
Series ET, 4.00%, 10/1/2021	300,000	313,068
Series EY, 5.00%, 10/1/2026	640,000	765,357
Series EY, 5.00%, 10/1/2027	675,000	806,024
Series EZ, 5.00%, 10/1/2024	1,060,000	1,234,434
Series FB, 4.00%, 4/1/2029	495,000	563,523
Series FE, 5.00%, 10/1/2024	260,000	302,786
Series FE, 5.00%, 10/1/2026	450,000	553,032
Series FG, 4.00%, 10/1/2032	300,000	341,085
Series FG, 5.00%, 10/1/2029	395,000	482,137
Series FH, 4.00%, 10/1/2031	285,000	324,655
Series FH, 5.00%, 10/1/2022	5,360,000	5,867,860
Series FH, 5.00%, 10/1/2023	2,050,000	2,316,910
Series FH, 5.00%, 10/1/2027	370,000	453,683
Series FK, 4.00%, 5/1/2023	110,000	119,350
Series FK, 5.00%, 5/1/2034	480,000	584,491
Series FN, 5.00%, 10/1/2022	300,000	328,425
Series FN, 5.00%, 10/1/2025	335,000	401,206
Series FT, 4.00%, 1/1/2037	100,000	113,592
Series FT, 5.00%, 1/1/2027	115,000	142,138
Series FT, 5.00%, 1/1/2029	1,000,000	1,260,840
Series FT, 5.00%, 1/1/2031	1,145,000	1,432,532
Series FT, 5.00%, 1/1/2036	250,000	306,558
Series FW, 5.00%, 1/1/2023	1,500,000	1,654,815
Hawaii, State Highway Revenue:
Series A, 5.00%, 1/1/2034	535,000	608,878
Series B, 5.00%, 1/1/2025	200,000	233,316
Series B, 5.00%, 1/1/2027	215,000	260,954
Series B, 5.00%, 1/1/2029	265,000	320,054
Honolulu, HI, City & County Board of Water Supply Revenue Series A, 5.00%, 7/1/2029	65,000	74,523
Honolulu, HI, City & County Wastewater System Revenue:
Series A, 4.00%, 7/1/2042	305,000	342,509
Series A, 5.00%, 7/1/2035	500,000	616,105
Series A, 5.00%, 7/1/2036	255,000	297,702
Series A, 5.00%, 7/1/2037	2,115,000	2,591,573
Series A, 5.00%, 7/1/2040	525,000	608,795
Series B, 4.00%, 7/1/2032	5,560,000	6,198,702
Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2033	$1,810,000	$2,034,422
Series B, 5.00%, 7/1/2021	60,000	62,920
Series B, 5.00%, 7/1/2022	100,000	108,281
Series B, 5.00%, 7/1/2024	170,000	195,514
Honolulu, HI, City & County, General Obligation:
Series A, 4.00%, 10/1/2034	500,000	553,420
Series A, 5.00%, 10/1/2021	335,000	354,554
Series A, 5.00%, 10/1/2025	260,000	311,844
Series A, 5.00%, 10/1/2028	150,000	179,205
Series A, 5.00%, 10/1/2029	635,000	757,517
Series A, 5.00%, 10/1/2032	185,000	218,650
Series A, 5.00%, 9/1/2034	1,750,000	2,210,740
Series A, 5.00%, 10/1/2036	590,000	692,554
Series A, 5.00%, 10/1/2038	440,000	514,716
Series A, 5.00%, 10/1/2039	120,000	140,102
Series B, 5.00%, 10/1/2029	530,000	632,258
Series B, 5.00%, 10/1/2030	210,000	248,562
Series C, 3.00%, 8/1/2040	5,000,000	5,182,550
Series C, 4.00%, 10/1/2033	650,000	721,058
Series D, 5.00%, 9/1/2023	320,000	360,701
University of Hawaii, Revenue Series E, 5.00%, 10/1/2030	525,000	636,463
		65,321,883
IDAHO — 0.0% (d)
Ada & Boise Counties, Independent School District Boise, General Obligation:
5.00%, 8/1/2029	80,000	98,607
5.00%, 8/1/2030	250,000	307,375
		405,982
ILLINOIS — 1.6%
Champaign County, IL, Community Unit School District No. 4, General Obligation 5.00%, 1/1/2021	100,000	102,832
Chicago, IL, Park District, General Obligation Series A, 5.00%, 1/1/2039	365,000	398,832
Chicago, IL, Waterworks Revenue, General Obligation 5.25%, 11/1/2031 (c)	250,000	305,315
Cook County, IL, Revenue 4.00%, 11/15/2039	690,000	758,717
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation Series B, 5.00%, 12/1/2028	535,000	682,751
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	275,000	296,126
4.00%, 1/1/2025	350,000	395,196
4.00%, 7/1/2025	385,000	439,481

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/2022	$170,000	$181,378
5.00%, 1/1/2023	1,020,000	1,125,856
5.00%, 7/1/2023	165,000	185,107
5.00%, 1/1/2024	455,000	518,668
5.00%, 7/1/2024	1,720,000	1,991,244
5.00%, 7/1/2025	150,000	178,830
5.00%, 7/1/2026	390,000	475,968
5.00%, 1/1/2027	1,660,000	2,042,062
5.00%, 7/1/2027	565,000	697,583
5.00%, 1/1/2028	250,000	308,520
5.00%, 7/1/2028	125,000	150,029
5.00%, 7/1/2029	165,000	197,835
5.00%, 1/1/2030	350,000	419,009
5.00%, 7/1/2031	2,000,000	2,562,860
5.00%, 7/1/2036	125,000	149,145
Series A, 5.00%, 10/1/2026	355,000	410,387
Series A, 5.00%, 10/1/2029	125,000	144,300
Series A, 5.00%, 10/1/2033	100,000	114,713
Series A, 5.00%, 10/1/2038	380,000	431,957
Illinois, State Sales Tax Revenue:
Series C, 4.00%, 6/15/2021	130,000	130,088
Series C, 5.00%, 6/15/2022	205,000	208,186
Illinois, State Toll Highway Authority Revenue:
4.00%, 1/1/2044	500,000	546,420
5.00%, 1/1/2044	8,100,000	9,874,143
Series A, 4.00%, 12/1/2031	2,210,000	2,394,690
Series A, 5.00%, 12/1/2031	1,010,000	1,172,196
Series A, 5.00%, 12/1/2032	60,000	69,529
Series A, 5.00%, 1/1/2035	480,000	570,955
Series B, 5.00%, 1/1/2036	1,060,000	1,224,081
Series B, 5.00%, 1/1/2037	445,000	495,537
Series B, 5.00%, 1/1/2038	1,050,000	1,217,170
Series B, 5.00%, 1/1/2040	335,000	383,317
Series C, 5.00%, 1/1/2028	315,000	358,908
Series C, 5.00%, 1/1/2036	215,000	242,260
Kane, Cook & DuPage Counties School District No. U-46 Elgin, General Obligation:
Series A, 5.00%, 1/1/2030	385,000	432,390
Series D, 5.00%, 1/1/2032	410,000	459,987
Series D, 5.00%, 1/1/2035	485,000	542,633
Kane, McHenry Cook & De Kalb Counties Unit School District No. 300, General Obligation:
5.00%, 1/1/2024	465,000	526,408
5.00%, 1/1/2027	300,000	349,374
Kendall Kane & Will Counties, IL, Community Unit School District No. 308, General Obligation 4.00%, 2/1/2032	510,000	553,896
Security Description	Principal Amount	Value
McHenry County Conservation District, General Obligation 5.00%, 2/1/2024	$300,000	$340,341
McHenry County Conservation District, Genral Obligation 5.00%, 2/1/2025	175,000	204,272
Metropolitan Water Reclamation District of Greater Chicago, General Obligation:
Series A, 5.00%, 12/1/2024	470,000	540,124
Series A, 5.00%, 12/1/2025	1,300,000	1,531,257
Series A, 5.00%, 12/1/2026	500,000	568,335
Series A, 5.00%, 12/1/2028	350,000	411,180
Series A, 5.00%, 12/1/2030	570,000	665,019
Series B, 5.00%, 12/1/2039	190,000	212,186
Sales Tax Securitization Corp., Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,303,040
Series A, 5.00%, 1/1/2029	375,000	431,029
Series A, 5.00%, 1/1/2030	4,450,000	5,186,981
Series A, 5.00%, 1/1/2036	500,000	565,955
Series A, 5.00%, 1/1/2037	3,500,000	3,952,900
Series A, 5.00%, 1/1/2038	1,015,000	1,142,931
University of Illinois Revenue Series A, 4.00%, 4/1/2035	250,000	273,185
		55,745,604
INDIANA — 0.7%
Hammond, Multi-School Building Corp. Revenue 5.00%, 7/15/2038	3,105,000	3,703,613
Indiana, Finance Authority Revenue:
4.00%, 8/1/2041	300,000	334,053
5.00%, 2/1/2027	110,000	134,848
Series A, 5.00%, 2/1/2026	6,070,000	7,346,703
Series A, 5.00%, 6/1/2028	145,000	182,997
Series A, 5.00%, 6/1/2035	145,000	179,433
Series B, 5.00%, 2/1/2021	445,000	459,454
Series C, 5.00%, 12/1/2023	145,000	164,798
Series C, 5.00%, 12/1/2024	380,000	445,079
Series C, 5.00%, 12/1/2025	385,000	463,409
Series C, 5.00%, 6/1/2027	225,000	276,903
Series C, 5.00%, 6/1/2028	270,000	331,941
Series C, 5.00%, 2/1/2029	795,000	1,007,591
Series C, 5.00%, 2/1/2030	2,310,000	2,919,794
Indiana, University Revenue:
Series A, 4.00%, 6/1/2042	1,525,000	1,657,584
Series A, 5.00%, 6/1/2023	100,000	111,817
Series A, 5.00%, 6/1/2041	2,510,000	2,973,346
Series W-2, 5.00%, 8/1/2026	340,000	395,083
Indianapolis City, Public Utilities Water System Revenue Series A, 5.00%, 10/1/2033	1,000,000	1,269,440

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Indianapolis, IN, Local Public Improvement Bond Bank Revenue 4.00%, 1/1/2037	$670,000	$762,607
		25,120,493
IOWA — 0.1%
Iowa, Finance Authority Revenue:
5.00%, 8/1/2023	100,000	112,628
5.00%, 8/1/2024	625,000	726,256
5.00%, 8/1/2034	225,000	266,420
5.00%, 8/1/2037	350,000	427,466
Iowa, Higher Education Loan Authority Revenue 5.00%, 12/1/2041	400,000	476,760
Iowa, State Revenue:
5.00%, 6/15/2023	100,000	111,957
Series A, 5.00%, 6/1/2028	100,000	121,489
		2,242,976
KANSAS — 0.5%
Butler County, KS, Unified School District No. 385 Andover, General Obligation 5.00%, 9/1/2034	350,000	429,653
Johnson & Miami Counties, KS, Unified School District No. 230 Spring Hills, General Obligation:
Series B, 4.00%, 9/1/2035	1,200,000	1,360,332
Series B, 4.00%, 9/1/2036	575,000	650,244
Johnson County, KS, Unified School District No. 512 Shawnee Mission, General Obligation Series B, 4.00%, 10/1/2036	420,000	474,734
Johnson County, Unified School District No. 233, General Obligation Series B, 5.00%, 9/1/2023	200,000	225,654
Kansas, Development Finance Authority Revenue:
5.00%, 5/1/2023	1,790,000	1,977,216
Series D-2, 4.00%, 4/1/2038	275,000	284,875
Kansas, State Department of Transportation, Highway Revenue:
5.00%, 9/1/2025	435,000	518,020
5.00%, 9/1/2026	490,000	581,684
5.00%, 9/1/2027	390,000	461,269
5.00%, 9/1/2030	660,000	772,504
5.00%, 9/1/2034	270,000	313,659
5.00%, 9/1/2035	1,365,000	1,582,021
Series A, 3.00%, 9/1/2024	150,000	160,067
Series A, 5.00%, 9/1/2021	265,000	279,535
Series A, 5.00%, 9/1/2026	1,700,000	2,074,255
Series A, 5.00%, 9/1/2029	290,000	331,473
Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2035	$1,280,000	$1,553,600
Series A, 5.00%, 9/1/2037	275,000	331,964
Sedgwick County Unified School District No. 259 Wichita, General Obligation Series A, 4.00%, 10/1/2024	105,000	117,747
Wyandotte, County Unified School District No 500 Kansas City, General Obligation Series A, 4.13%, 9/1/2037	2,575,000	2,922,419
		17,402,925
KENTUCKY — 0.1%
Kentucky, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2024	100,000	113,986
Series A, 5.00%, 7/1/2025	160,000	187,638
Series A, 5.00%, 7/1/2030	145,000	161,201
Series B, 5.00%, 7/1/2021	195,000	204,042
Series B, 5.00%, 7/1/2023	125,000	138,416
Series B, 5.00%, 7/1/2024	125,000	142,483
Series B, 5.00%, 7/1/2025	230,000	269,730
Series B, 5.00%, 7/1/2026	120,000	144,851
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue Series A, 5.00%, 5/15/2020	100,000	100,458
University of Kentucky, General Receipts Revenue:
Series A, 3.13%, 10/1/2037	360,000	374,778
Series A, 3.25%, 4/1/2039	255,000	264,466
Series A, 5.00%, 10/1/2026	150,000	181,017
		2,283,066
LOUISIANA — 0.5%
East Baton Rouge, LA, Sewer Commission Revenue:
Series A, 4.00%, 2/1/2039	2,000,000	2,224,500
Series A, 4.00%, 2/1/2040	3,855,000	4,265,442
Greater New Orleans, Expressway Commission Revenue 5.00%, 11/1/2047 (c)	305,000	352,610
Louisiana State, Local Government Environmental Facilities & Community Development Authority Revenue:
4.00%, 10/1/2041 (c)	100,000	108,758
5.00%, 10/1/2035	125,000	141,976
Louisiana, State Gas & Fuels Tax Revenue:
Series A, 4.50%, 5/1/2039	185,000	204,997
Series B, 5.00%, 5/1/2023	265,000	294,664
Series B, 5.00%, 5/1/2025	635,000	749,370
Series B, 5.00%, 5/1/2026	100,000	120,997
Series B, 5.00%, 5/1/2027	475,000	543,737

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2028	$460,000	$526,038
Series B, 5.00%, 5/1/2030	350,000	398,821
Series B, 5.00%, 5/1/2033	115,000	130,045
Series B, 5.00%, 5/1/2036	160,000	180,282
Series C, 5.00%, 5/1/2028	250,000	310,242
Series C, 5.00%, 5/1/2030	405,000	496,587
Series C, 5.00%, 5/1/2034	1,395,000	1,682,426
Series C, 5.00%, 5/1/2037	325,000	388,622
Louisiana, State General Obligation:
5.00%, 5/1/2021	100,000	104,078
Series A, 5.00%, 3/1/2035	740,000	920,286
Series A, 5.00%, 3/1/2036	680,000	842,690
Series B, 4.00%, 10/1/2034	285,000	321,298
Series B, 4.00%, 10/1/2035	230,000	258,476
Series B, 4.00%, 10/1/2036	250,000	280,190
Series B, 5.00%, 8/1/2027	280,000	339,114
Series C, 5.00%, 8/1/2023	210,000	235,347
Series D, 5.00%, 9/1/2029	390,000	471,085
Series D-1, 5.00%, 12/1/2028	350,000	404,855
Louisiana, State Highway Improvement Revenue Series A, 5.00%, 6/15/2031	70,000	79,829
		17,377,362
MAINE — 0.1%
Maine, Municipal Bond Bank Revenue Series C, 5.00%, 11/1/2027	130,000	150,757
Maine, State General Obligation:
Series D, 5.00%, 6/1/2026	110,000	134,250
Series D, 5.00%, 6/1/2028	3,435,000	4,396,731
Maine, State Turnpike Authority Revenue Series C, 5.00%, 11/1/2037	155,000	189,007
		4,870,745
MARYLAND — 3.8%
Baltimore, MD, Revenue:
4.00%, 3/1/2034	565,000	666,248
4.00%, 3/1/2035	1,000,000	1,170,370
5.00%, 3/1/2026	775,000	941,594
Series A, 4.00%, 7/1/2044	580,000	650,621
Series A, 5.00%, 7/1/2046	230,000	264,394
Series B, 4.00%, 7/1/2035	330,000	369,732
Series C, 5.00%, 7/1/2043	120,000	132,098
Baltimore, MD, State General Obligation:
Series B, 5.00%, 10/15/2023	1,300,000	1,471,067
Series B, 5.00%, 10/15/2024	250,000	291,715
Series B, 5.00%, 10/15/2025	2,290,000	2,749,534
Howard County, MD, General Obligation:
Series A, 5.00%, 2/15/2024	280,000	320,751
Series A, 5.00%, 2/15/2031	4,000,000	5,057,920
Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2029	$1,970,000	$2,505,663
Maryland, Stadium Authority Revenue:
5.00%, 5/1/2025	180,000	209,054
5.00%, 5/1/2031	4,925,000	6,037,804
5.00%, 5/1/2034	2,000,000	2,433,780
5.00%, 5/1/2037	1,920,000	2,315,386
5.00%, 5/1/2038	200,000	240,326
5.00%, 5/1/2041	2,000,000	2,307,240
Maryland, State Department of Transportation Revenue:
3.00%, 12/15/2030	2,365,000	2,462,249
3.50%, 10/1/2033	3,220,000	3,513,632
4.00%, 9/1/2025	445,000	509,770
4.00%, 12/15/2025	290,000	319,052
4.00%, 11/1/2027	850,000	949,263
4.00%, 5/1/2028	1,225,000	1,381,922
4.00%, 11/1/2029	1,265,000	1,404,770
5.00%, 2/15/2023	1,565,000	1,735,695
5.00%, 12/15/2023	175,000	199,412
5.00%, 2/1/2024	345,000	381,953
5.00%, 11/1/2026	105,000	122,755
5.00%, 5/1/2027	1,435,000	1,691,851
Maryland, State General Obligation:
4.00%, 6/1/2027	1,060,000	1,178,063
4.00%, 6/1/2028	1,245,000	1,378,987
4.00%, 6/1/2030	100,000	110,183
5.00%, 6/1/2026	2,100,000	2,424,051
5.00%, 8/1/2026	4,745,000	5,835,733
5.00%, 3/15/2028	800,000	996,472
Series A, 4.00%, 3/15/2030	1,760,000	2,054,554
Series A, 5.00%, 3/15/2022	100,000	107,534
Series A, 5.00%, 3/1/2023	450,000	499,810
Series A, 5.00%, 3/15/2023	8,050,000	8,952,405
Series A, 5.00%, 8/1/2023	1,390,000	1,565,043
Series A, 5.00%, 3/1/2024	545,000	605,615
Series A, 5.00%, 8/1/2024	835,000	950,578
Series A, 5.00%, 3/1/2025	210,000	233,356
Series A, 5.00%, 3/15/2025	315,000	372,910
Series A, 5.00%, 8/1/2025	360,000	430,816
Series A, 5.00%, 3/1/2026	225,000	250,024
Series A, 5.00%, 8/1/2027	4,160,000	5,248,630
Series A, 5.00%, 8/1/2029	2,000,000	2,634,780
Series A, 5.00%, 8/1/2031	4,000,000	5,226,400
Series B, 4.00%, 8/1/2025	180,000	206,136
Series B, 5.00%, 8/1/2022	10,865,000	11,836,114
Series B, 5.00%, 8/1/2026	2,030,000	2,496,636
Series C, 5.00%, 8/1/2020	135,000	136,748
Maryland, State Health & Higher Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	100,000	108,397
Maryland, State Transportation Authority Revenue 3.25%, 7/1/2036	150,000	157,795

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Maryland, State Water Quality Financing Admin Bay Restoration Fund Revenue:
3.00%, 3/1/2027	$1,365,000	$1,432,581
5.00%, 3/1/2021	50,000	51,786
Montgomery, MD, State General Obligation:
3.00%, 11/1/2034	500,000	539,065
Series A, 5.00%, 11/1/2028	575,000	670,053
Series B, 4.00%, 12/1/2025	355,000	390,621
Series B, 5.00%, 12/1/2024	105,000	119,414
Series B, 5.00%, 11/1/2027	305,000	355,889
Series C, 4.00%, 10/1/2030	410,000	482,886
Prince George's County, MD, General Obligation:
Series A, 5.00%, 7/1/2023	500,000	561,440
Series A, 5.00%, 7/1/2024	1,015,000	1,176,436
Series A, 5.00%, 7/15/2028	7,000,000	9,022,020
State of Maryland Department of Transportation 5.00%, 11/1/2024	11,195,000	13,107,442
Washington, MD, Suburban Sanitary Commission, General Obligation:
2.65%, 6/1/2026	500,000	524,775
3.00%, 6/1/2029	1,310,000	1,373,915
3.00%, 6/15/2034	285,000	302,505
5.00%, 6/1/2021	420,000	439,085
5.00%, 6/15/2024	200,000	231,494
		131,586,798
MASSACHUSETTS — 4.0%
Boston, MA, General Obligation:
Series A, 5.00%, 3/1/2023	810,000	899,165
Series A, 5.00%, 5/1/2023	3,000,000	3,348,360
Commonwealth of Massachusetts Transportation Fund Revenue:
Series A, 5.00%, 6/1/2023	335,000	374,031
Series A, 5.00%, 6/1/2024	120,000	138,203
Series A, 5.00%, 6/1/2027	160,000	183,242
Series A, 5.00%, 6/1/2032	275,000	311,333
Series A, 5.00%, 6/1/2034	865,000	976,464
Series A, 5.00%, 6/1/2040	3,380,000	3,874,629
Series A, 5.00%, 6/1/2043	105,000	126,207
Series A, 5.25%, 6/1/2043	3,000,000	3,710,730
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	425,000	444,614
Series A, Zero Coupon, 7/1/2029	2,500,000	2,111,000
Series A, Zero Coupon, 7/1/2032	7,000,000	5,313,350
Series A, 2.00%, 7/1/2028	140,000	143,923
Series A, 4.00%, 7/1/2035	380,000	413,163
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2040	$115,000	$132,071
Series A-2, 5.00%, 7/1/2042	2,295,000	2,746,954
Series B, 5.00%, 7/1/2025	2,090,000	2,477,674
Series B, 5.00%, 7/1/2026	250,000	295,192
Series B, 5.00%, 7/1/2030	145,000	169,926
Massachusetts, State Clean Water Trust Revenue:
5.00%, 8/1/2024	20,000	20,260
5.00%, 2/1/2031	250,000	297,110
Series 20, 5.00%, 2/1/2042	50,000	56,747
Massachusetts, State College Building Authority Revenue:
Series A, 4.00%, 5/1/2027	1,200,000	1,349,136
Series A, 4.00%, 5/1/2029	1,975,000	2,216,108
Series A, 5.00%, 5/1/2037	250,000	289,280
Series B, 5.00%, 5/1/2039	415,000	466,373
Massachusetts, State Development Finance Agency Revenue:
5.00%, 4/1/2032	130,000	159,626
Series A, 4.00%, 7/15/2036	575,000	648,594
Series A, 5.00%, 7/15/2027	100,000	121,760
Series A, 5.00%, 7/15/2028	115,000	139,406
Series A, 5.00%, 7/15/2030	140,000	168,221
Series A, 5.00%, 7/15/2033	1,135,000	1,354,804
Series T, 4.00%, 7/1/2042	100,000	111,072
Massachusetts, State General Obligation:
3.50%, 5/1/2036	1,450,000	1,508,188
Series A, 5.00%, 1/1/2024	3,675,000	4,187,773
Series A, 5.00%, 7/1/2025	1,000,000	1,191,640
Series A, 5.00%, 7/1/2026	1,500,000	1,835,685
Series A, 5.00%, 7/1/2029	4,250,000	5,158,650
Series A, 5.00%, 3/1/2032	1,215,000	1,378,964
Series A, 5.00%, 4/1/2034	100,000	121,192
Series A, 5.00%, 7/1/2035	2,000,000	2,343,320
Series A, 5.00%, 3/1/2036	1,130,000	1,274,753
Series A, 5.00%, 4/1/2036	190,000	228,927
Series A, 5.00%, 7/1/2036	2,000,000	2,338,440
Series A, 5.00%, 1/1/2037	100,000	122,311
Series A, 5.00%, 3/1/2037	110,000	123,927
Series A, 5.00%, 4/1/2037	150,000	180,342
Series A, 5.00%, 3/1/2038	100,000	112,447
Series A, 5.00%, 1/1/2042	135,000	163,403
Series A, 5.00%, 4/1/2042	250,000	297,740
Series A, 5.00%, 1/1/2044	3,000,000	3,618,840
Series B, 4.00%, 7/1/2026	100,000	116,390
Series B, 5.00%, 7/1/2023	150,000	168,228
Series B, 5.00%, 7/1/2024	900,000	1,041,525
Series B, 5.00%, 7/1/2025	1,120,000	1,334,637
Series B, 5.00%, 7/1/2027	115,000	144,071
Series B, 5.00%, 1/1/2028	5,000,000	6,339,150
Series B, 5.00%, 7/1/2028	330,000	423,172
Series B, 5.00%, 7/1/2030	250,000	332,160
Series B, 5.00%, 7/1/2033	1,045,000	1,256,351
Series B, 5.00%, 7/1/2036	100,000	119,332

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 4/1/2037	$3,850,000	$4,628,778
Series C, 5.00%, 5/1/2021	545,000	568,064
Series C, 5.00%, 10/1/2021	2,535,000	2,683,374
Series C, 5.00%, 10/1/2026	1,170,000	1,441,159
Series C, 5.00%, 10/1/2027	350,000	441,129
Series D, 3.13%, 9/1/2034	180,000	189,513
Series D, 5.00%, 7/1/2027	250,000	313,197
Series D-2-R, 1.70%, 8/1/2043 (b)	355,000	359,196
Series E, 3.00%, 12/1/2023	2,000,000	2,127,860
Series E, 3.00%, 11/1/2035	5,495,000	5,802,830
Series E, 3.00%, 4/1/2044	180,000	183,274
Series E, 4.00%, 9/1/2039	2,750,000	3,024,807
Series E, 4.00%, 9/1/2041	4,000,000	4,367,800
Series E, 4.00%, 4/1/2042	1,980,000	2,156,992
Series E, 5.00%, 11/1/2027	105,000	132,600
Series E, 5.00%, 9/1/2029	380,000	413,136
Series E, 5.00%, 9/1/2030	385,000	418,191
Series F, 3.00%, 11/1/2028	100,000	103,774
Series H, 5.00%, 12/1/2022	195,000	214,652
Series I, 5.00%, 12/1/2034	395,000	478,183
Series J, 4.00%, 12/1/2039	225,000	251,545
Series J, 4.00%, 12/1/2045	150,000	165,602
Series J, 5.00%, 12/1/2036	110,000	132,491
Series J, 5.00%, 12/1/2037	2,710,000	3,254,981
Massachusetts, State Port Authority Revenue Series A, 5.00%, 7/1/2040	245,000	280,711
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A, 5.00%, 2/15/2033	110,000	124,048
Series A, 5.00%, 2/15/2035	200,000	224,982
Series A, 5.00%, 2/15/2036	1,655,000	1,859,078
Series B, 4.00%, 2/15/2040	400,000	424,328
Series B, 5.00%, 11/15/2029	125,000	153,648
Series C, 5.00%, 8/15/2025	135,000	161,345
Series C, 5.00%, 11/15/2034	420,000	510,300
Series C, 5.00%, 8/15/2037	1,065,000	1,246,423
Massachusetts, State Water Resources Authority Revenue:
Series B, 5.00%, 8/1/2027	4,450,000	5,561,521
Series C-GREEN BOND, 4.00%, 8/1/2040	160,000	176,854
Series C-GREEN BOND, 5.00%, 8/1/2031	2,050,000	2,534,886
Series C-GREEN BOND, 5.00%, 8/1/2040	3,340,000	3,964,079
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2028	2,000,000	2,515,560
Series C, 5.00%, 1/1/2024	1,795,000	2,041,202
University of Massachusetts Building Authority Revenue:
Security Description	Principal Amount	Value
5.00%, 11/1/2037	$140,000	$171,380
Series 1, 5.00%, 11/1/2032	1,170,000	1,484,911
Series 1, 5.00%, 11/1/2033	2,000,000	2,560,880
Series 1, 5.00%, 11/1/2039	210,000	240,042
Series 1, 5.00%, 11/1/2040	2,130,000	2,477,424
Series 1, 5.00%, 11/1/2044	135,000	156,989
Series 2019-1, 5.00%, 5/1/2029	2,270,000	2,925,304
		138,699,309
MICHIGAN — 0.7%
Macomb, MI, Interceptor Drain Drainage District Series A, 5.00%, 5/1/2032	335,000	413,310
Michigan, State Building Authority Revenue:
5.00%, 4/15/2026	2,000,000	2,405,660
Series A, 5.00%, 8/15/2040	1,300,000	1,507,740
Series B, 5.00%, 2/15/2038	1,775,000	2,207,922
Series B, 5.00%, 2/15/2048	1,500,000	1,832,580
Series I, 4.00%, 4/15/2040	135,000	144,912
Series I, 5.00%, 10/15/2021	140,000	148,249
Series I, 5.00%, 10/15/2028	100,000	121,272
Series I, 5.00%, 10/15/2030	390,000	470,804
Series I, 5.00%, 4/15/2031	545,000	640,642
Series I, 5.00%, 10/15/2032	255,000	306,084
Series I, 5.00%, 10/15/2033	330,000	394,759
Series I, 5.00%, 4/15/2038	295,000	341,524
Series I, 5.00%, 4/15/2041	130,000	152,794
Michigan, State Finance Authority Revenue:
5.00%, 11/1/2034	285,000	353,993
5.00%, 11/1/2036	250,000	308,547
Series A, 5.00%, 5/1/2025	375,000	439,519
Series B, 5.00%, 10/1/2025	230,000	276,540
Series B, 5.00%, 10/1/2028	250,000	306,715
Series I, 4.00%, 10/15/2035	225,000	248,353
Series I, 5.00%, 4/15/2022	295,000	317,839
Series I, 5.00%, 4/15/2028	175,000	207,134
Series I, 5.00%, 4/15/2030	155,000	182,649
Michigan, State General Obligation:
3.00%, 5/1/2030	250,000	267,718
Series A, 5.00%, 12/1/2021	110,000	117,128
Series A, 5.00%, 12/1/2025	500,000	599,405
Series B, 5.00%, 11/1/2022	150,000	164,826
Portage, MI, Public School, General Obligation 5.00%, 11/1/2028	145,000	173,390
University of Michigan, Revenue:
4.00%, 4/1/2035	300,000	333,141
5.00%, 4/1/2040	465,000	542,213
Series A, 5.00%, 4/1/2021	2,500,000	2,597,450
Series A, 5.00%, 4/1/2022	4,705,000	5,052,888
Series A, 5.00%, 4/1/2025	225,000	264,321

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2034	$450,000	$547,015
Series A, 5.00%, 4/1/2042	545,000	651,030
		25,040,066
MINNESOTA — 1.9%
Duluth, Independent School District No. 709:
Series A, 4.00%, 2/1/2027	115,000	128,642
Series A, 4.00%, 2/1/2028	100,000	111,769
Series A, 5.00%, 2/1/2026	500,000	592,790
Elk River, Independent School District No 728, General Obligation 2.00%, 2/1/2034	845,000	808,293
Hennepin, MN, General Obligation Series A, 5.00%, 12/1/2041	1,420,000	1,695,437
Hennepin, MN, Sales Tax Revenue:
5.00%, 12/15/2026	525,000	595,985
5.00%, 12/15/2029	225,000	254,725
Metropolitan Council, Minneapolis-Saint Paul, MN, Metropolitan Area, General Obligation:
Series C, 3.00%, 3/1/2027	360,000	392,854
Series C, 5.00%, 3/1/2025	125,000	147,549
Minneapolis, St. Paul Metropolitan Airports Commission Revenue:
Series A, 5.00%, 1/1/2031	3,840,000	4,583,002
Series C, 5.00%, 1/1/2036	100,000	117,866
Minnesota, State General Fund Revenue:
5.00%, 6/1/2021	1,395,000	1,458,891
Series A, 5.00%, 6/1/2027	105,000	116,508
Minnesota, State General Obligation:
5.00%, 8/1/2024	750,000	872,198
Series A, 5.00%, 10/1/2021	315,000	333,531
Series A, 5.00%, 8/1/2028	150,000	178,908
Series A, 5.00%, 10/1/2028	205,000	258,860
Series A, 5.00%, 8/1/2038	1,000,000	1,252,280
Series B, 3.00%, 8/1/2030	120,000	126,343
Series B, 3.38%, 8/1/2035	200,000	212,462
Series B, 5.00%, 8/1/2025	140,000	167,619
Series D, 5.00%, 8/1/2021	2,940,000	3,093,791
Series D, 5.00%, 8/1/2022	5,460,000	5,950,690
Series D, 5.00%, 8/1/2023	9,145,000	10,303,031
Series D, 5.00%, 8/1/2024	7,530,000	8,756,863
Series D, 5.00%, 8/1/2025	5,000,000	5,986,400
Series E, 5.00%, 10/1/2024	1,500,000	1,753,290
Series E, 5.00%, 10/1/2027	100,000	126,608
Minnesota, State Public Facilities Authority Revenue Series B, 4.00%, 3/1/2026	130,000	150,309
Security Description	Principal Amount	Value
Mississippi, State General Obligation Series D, 5.00%, 10/1/2026	$325,000	$401,463
North State Paul-Maplewood-Oakdale Independent School District No 622 3.00%, 2/1/2039	3,000,000	3,099,390
Rosemount-Apple Valley-Eagan, Independent School District No. 196, General Obligation Series A, 5.00%, 2/1/2025	900,000	1,054,683
South Washington County, MN, Independent School District No. 833, General Obligation Series A, 4.00%, 2/1/2029	325,000	366,233
University of Minnesota, Revenue:
Series A, 5.00%, 9/1/2040	485,000	588,887
Series A, 5.00%, 4/1/2041	350,000	415,723
Series A, 5.00%, 9/1/2041	200,000	242,386
Series B, 5.00%, 12/1/2027	2,965,000	3,746,841
Series B, 5.00%, 10/1/2028	3,000,000	3,857,010
Western Minnesota Municipal Power Agency Revenue 5.00%, 1/1/2027	1,095,000	1,354,197
		65,654,307
MISSISSIPPI — 0.3%
Mississippi, State Development Bank Revenue:
5.00%, 8/1/2027	415,000	510,537
Series A, 5.00%, 8/1/2027	250,000	307,553
Mississippi, State General Obligation:
3.00%, 10/1/2035	795,000	845,753
Series A, 5.00%, 10/1/2027	330,000	392,485
Series A, 5.00%, 10/1/2031	1,850,000	2,288,783
Series A, 5.00%, 10/1/2032	415,000	512,330
Series A, 5.00%, 10/1/2034	135,000	165,792
Series B, 5.00%, 12/1/2026	110,000	135,675
Series B, 5.00%, 12/1/2028	250,000	305,165
Series B, 5.00%, 12/1/2030	1,880,000	2,283,316
Series B, 5.00%, 12/1/2031	150,000	181,769
Series B, 5.00%, 12/1/2032	1,235,000	1,493,708
Series B, 5.00%, 12/1/2033	120,000	134,412
Series B, 5.00%, 12/1/2034	100,000	120,359
Series B, 5.00%, 12/1/2036	100,000	119,750
Series C, 5.00%, 10/1/2024	300,000	348,939
Series C, 5.00%, 10/1/2027	195,000	231,923
Series F, 5.00%, 11/1/2029	150,000	178,134
Mississippi, State University Educational Building Corp., Revenue:
Series A, 4.00%, 8/1/2041	100,000	107,022

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 8/1/2043	$135,000	$149,577
		10,812,982
MISSOURI — 0.4%
Kansas City, MO, General Obligation:
Series A, 5.00%, 2/1/2027	530,000	656,039
Series A, 5.00%, 2/1/2028	225,000	284,866
Kansas City, MO, Sanitary Sewer System Revenue:
Series A, 4.00%, 1/1/2025	190,000	214,628
Series A, 4.00%, 1/1/2040	320,000	348,163
Series A, 5.00%, 1/1/2029	120,000	140,309
Series A, 5.00%, 1/1/2032	100,000	123,322
Metropolitan St. Louis, MO, Sewer District Wastewater System Revenue:
Series A, 5.00%, 5/1/2028	305,000	379,923
Series A, 5.00%, 5/1/2037	350,000	427,949
Series A, 5.00%, 5/1/2042	4,865,000	5,896,477
Series B, 5.00%, 5/1/2033	100,000	118,405
Series B, 5.00%, 5/1/2034	220,000	260,236
Series B, 5.00%, 5/1/2036	170,000	200,493
Series C, 4.00%, 5/1/2041	1,790,000	1,973,511
Missouri State, Environmental Improvement & Resources Authority Revenue:
Series B, 5.00%, 1/1/2025	115,000	134,445
Series B, 5.00%, 1/1/2026	925,000	1,090,556
Missouri, State Board of Public Buildings Revenue Series A, 4.00%, 4/1/2024	150,000	166,001
Missouri, State Highways & Transit Commission, State Road Revenue, Series B, 5.00%, 11/1/2024	500,000	581,770
Missouri, State Highways & Transit Commission, State Road Revenue, First Lien Series A, 5.00%, 5/1/2025	405,000	463,968
North Kansas City, MO, School District No. 74, General Obligation 4.00%, 3/1/2029	25,000	28,679
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2023	200,000	225,046
		13,714,786
NEBRASKA — 0.4%
Lincoln City, NE, Electric System Revenue:
5.00%, 9/1/2030	2,000,000	2,478,580
5.00%, 9/1/2032	310,000	381,288
5.00%, 9/1/2034	310,000	378,783
Omaha, NE, State Public Power District Electric Revenue:
Series A, 5.00%, 2/1/2024	155,000	176,091
Security Description	Principal Amount	Value
Series A, 5.00%, 2/1/2028	$465,000	$560,418
Omaha, NE, State School District, General Obligation:
3.13%, 12/15/2033	170,000	178,814
3.25%, 12/15/2034	315,000	332,268
University of Nebraska Facilities Corp. Revenue:
5.00%, 7/15/2030	5,000,000	6,347,300
Series A, 4.00%, 7/15/2030	500,000	580,510
University of Nebraska Facilities Corp., Revenue Series A, 4.00%, 7/15/2024	2,500,000	2,780,200
		14,194,252
NEVADA — 1.0%
Clark County, NV, Department of Aviation, Revenue Series B, 5.00%, 7/1/2033	5,000,000	6,064,600
Clark County, NV, General Obligation:
3.00%, 11/1/2029	105,000	111,641
3.00%, 7/1/2035	800,000	830,232
3.00%, 7/1/2038	1,695,000	1,748,748
4.00%, 7/1/2031	150,000	172,674
4.00%, 7/1/2033	1,500,000	1,760,895
5.00%, 6/1/2021	355,000	370,961
5.00%, 6/1/2022	300,000	323,958
5.00%, 6/1/2025	430,000	507,426
5.00%, 6/1/2026	150,000	181,682
5.00%, 6/1/2027	110,000	136,509
5.00%, 11/1/2028	145,000	170,258
5.00%, 11/1/2032	1,475,000	1,724,835
Series A, 5.00%, 11/1/2022	290,000	317,419
Series A, 5.00%, 11/1/2023	195,000	219,872
Series A, 5.00%, 11/1/2024	180,000	209,002
Series A, 5.00%, 11/1/2026	420,000	508,460
Series A, 5.00%, 6/1/2027	140,000	173,739
Series A, 5.00%, 6/1/2031	2,165,000	2,732,771
Series B, 5.00%, 11/1/2023	110,000	124,031
Series B, 5.00%, 11/1/2024	170,000	197,390
Series B, 5.00%, 11/1/2025	100,000	119,320
Series B, 5.00%, 11/1/2026	180,000	220,280
Series B, 5.00%, 11/1/2028	120,000	146,854
Series B, 5.00%, 12/1/2030	525,000	671,622
Series B, 5.00%, 12/1/2032	1,685,000	2,144,314
Clark County, NV, Revenue:
5.00%, 7/1/2024	105,000	120,758
5.00%, 7/1/2036	125,000	151,850
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	100,000	113,543
Clark County, Water Reclamation District, General Obligation:
5.00%, 7/1/2023	130,000	145,886
5.00%, 7/1/2025	250,000	297,770

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2026	$995,000	$1,216,328
5.00%, 7/1/2027	200,000	243,148
Las Vegas Valley, NV, Water District, General Obligation:
Series A, 5.00%, 6/1/2027	175,000	210,700
Series A, 5.00%, 6/1/2031	125,000	148,718
Series A, 5.00%, 6/1/2032	100,000	118,588
Series A, 5.00%, 6/1/2037	200,000	232,234
Series A, 5.00%, 6/1/2041	2,675,000	3,077,828
Series B, 5.00%, 12/1/2025	150,000	177,998
Los Angeles, NV, General Obligation:
Series C, 4.00%, 9/1/2036	300,000	332,451
Series C, 4.00%, 9/1/2037	140,000	154,787
Nevada, State Highway Improvement Revenue:
3.38%, 12/1/2034	750,000	809,707
4.00%, 12/1/2032	910,000	1,039,675
5.00%, 12/1/2020	450,000	461,785
5.00%, 12/1/2021	320,000	340,899
5.00%, 12/1/2026	310,000	375,881
5.00%, 12/1/2028	560,000	674,604
5.00%, 12/1/2030	185,000	228,913
Truckee Meadows, NV, Water Authority Revenue:
5.00%, 7/1/2021	125,000	131,084
5.00%, 7/1/2031	105,000	125,363
5.00%, 7/1/2034	145,000	171,892
5.00%, 7/1/2037	500,000	588,210
		33,580,093
NEW HAMPSHIRE — 0.0% (d)
New Hampshire Municipal Bond Bank, Revenue Series D, 4.00%, 8/15/2039	650,000	720,791
NEW JERSEY — 0.4%
Hudson County, NJ, Improvement Authority Revenue 5.00%, 5/1/2041	500,000	580,285
New Brunswick, NJ, Parking Authority Revenue:
Series A, 3.00%, 9/1/2034	200,000	209,920
Series A, 5.00%, 9/1/2032	120,000	143,008
Series A, 5.00%, 9/1/2036	1,335,000	1,568,865
New Jersey, Educational Facilities Authority Revenue Series B, 5.00%, 7/1/2022	750,000	813,855
New Jersey, Environmental Infrastructure Trust Revenue 5.00%, 9/1/2026	510,000	628,611
New Jersey, State Educational Facilities Authority Revenue:
Series B, 5.00%, 7/1/2030	2,615,000	3,252,694
Series B, 5.00%, 7/1/2031	1,030,000	1,277,612
Security Description	Principal Amount	Value
Series D, 4.00%, 7/1/2045	$220,000	$242,469
Series I-PRINCETON UNIVERSITY, 4.00%, 7/1/2040	235,000	269,547
Series I-PRINCETON UNIVERSITY, 5.00%, 7/1/2034	665,000	819,160
Ocean,NJ, General Obligation 2.25%, 9/15/2033	1,500,000	1,509,450
Toms River, NJ, Board of Education, General Obligation 3.00%, 7/15/2035	1,000,000	1,050,930
Union County, NJ, General Obligation Series A & B, 3.00%, 3/1/2027	1,410,000	1,524,365
		13,890,771
NEW MEXICO — 0.5%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue:
5.00%, 7/1/2021	140,000	146,779
5.00%, 7/1/2022	555,000	602,896
Albuquerque, NM, Municipal School District No. 12, General Obligation:
Series 2017, 5.00%, 8/1/2024	210,000	243,539
Series 2017, 5.00%, 8/1/2025	230,000	274,457
Series 2017, 5.00%, 8/1/2027	145,000	176,652
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2024	5,000,000	5,747,400
Series B1, 5.00%, 6/15/2027	115,000	132,241
New Mexico, State General Obligation:
5.00%, 3/1/2024	255,000	291,998
Series A, 5.00%, 3/1/2021	135,000	139,861
Series A, 5.00%, 3/1/2022	100,000	107,385
Series B, 5.00%, 3/1/2022	4,365,000	4,687,355
New Mexico, State Severance Tax Permanent Fund Revenue:
Series A, 5.00%, 7/1/2021	140,000	146,868
Series A, 5.00%, 7/1/2025	120,000	141,258
Series B, 4.00%, 7/1/2021	120,000	124,404
Series B, 4.00%, 7/1/2022	340,000	359,479
Series B, 4.00%, 7/1/2023	100,000	108,110
New Mexico, State Severance Tax Revenue:
Series A, 5.00%, 7/1/2023	365,000	406,139
Series A, 5.00%, 7/1/2025	645,000	759,262

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/2024	$200,000	$220,916
Series B, 5.00%, 7/1/2026	100,000	120,709
University of New Mexico, Revenue Series A, 2.25%, 6/1/2027	455,000	471,576
		15,409,284
NEW YORK — 18.0%
Battery Park City, NY, Authority Revenue Series B, 5.00%, 11/1/2038	500,000	636,560
Brookhaven, NY, General Obligation 5.00%, 5/1/2026	120,000	143,438
Erie County, NY, Industrial Development Agency Revenue Series A, 5.00%, 5/1/2027	220,000	259,395
Metropolitan New York, NY, Transportation Authority Revenue:
Series A, 5.00%, 11/15/2035	2,700,000	3,202,335
Series A, 5.00%, 11/15/2045	230,000	247,761
Series A, 5.25%, 11/15/2035	250,000	299,165
Series B1, 5.00%, 11/15/2034	7,615,000	9,175,618
Series B-1, 5.00%, 11/15/2036	350,000	412,255
Series B2, 4.00%, 11/15/2033	330,000	371,168
Series B2, 5.00%, 11/15/2025	2,520,000	2,965,158
Series B2, 5.00%, 11/15/2026	5,045,000	6,073,675
Monroe County, NY, Industrial Development Corp., Revenue:
4.00%, 7/1/2043	155,000	168,471
Series A, 3.88%, 7/1/2042	200,000	212,518
Series A, 5.00%, 7/1/2030	205,000	256,754
Series C, 5.00%, 7/1/2028	200,000	252,156
New York & New Jersey, Port Authority Revenue:
4.00%, 9/1/2038	500,000	560,460
4.00%, 12/15/2038	100,000	108,457
4.00%, 6/15/2044	180,000	193,950
5.00%, 10/15/2026	785,000	921,849
5.00%, 7/15/2030	500,000	635,175
5.00%, 7/15/2032	1,625,000	2,044,461
5.00%, 7/15/2033	1,915,000	2,400,108
5.00%, 7/15/2035	360,000	447,368
5.00%, 9/1/2035	3,000,000	3,817,200
5.00%, 9/1/2036	4,500,000	5,702,445
Series 189, 5.00%, 5/1/2040	5,000,000	5,622,650
Series 190, 5.00%, 5/1/2032	1,075,000	1,078,311
Series 190, 5.00%, 5/1/2035	1,375,000	1,379,166
Security Description	Principal Amount	Value
Series 198, 5.00%, 11/15/2036	$145,000	$174,667
Series 198, 5.00%, 11/15/2041	160,000	190,419
Series 205, 5.00%, 11/15/2032	5,510,000	6,909,760
Series 205, 5.00%, 11/15/2035	160,000	198,026
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.00%, 6/15/2021	960,000	1,005,072
5.00%, 6/15/2024	550,000	631,972
Series AA, 5.00%, 6/15/2040	2,000,000	2,499,960
Series BB-2, 5.00%, 6/15/2026	4,000,000	4,668,440
Series BB-2, 5.00%, 6/15/2031	530,000	653,066
Series CC1, 4.00%, 6/15/2033	1,250,000	1,415,737
Series CC-1, 4.00%, 6/15/2037	250,000	280,518
Series DD, 5.00%, 6/15/2025	7,135,000	8,108,071
Series EE, 5.00%, 6/15/2040	4,240,000	5,132,435
Series EE 2, 5.00%, 6/15/2040	1,000,000	1,238,320
Series FF, 5.00%, 6/15/2031	335,000	392,607
Series FF, 5.00%, 6/15/2034	1,750,000	2,174,147
Series FF, 5.00%, 6/15/2039	3,450,000	4,138,178
Series FF-2, 5.00%, 6/15/2033	4,500,000	5,740,380
Series GG, 5.00%, 6/15/2037	190,000	220,094
Series GG, 5.00%, 6/15/2039	350,000	404,684
Series HH, 5.00%, 6/15/2037	3,850,000	4,459,801
Series HH, 5.00%, 6/15/2039	155,000	179,217
Sub-Series CC1, 5.00%, 6/15/2038	145,000	173,466
New York, NY, City Transitional Finance Authority Building Aid Revenue:
Series S-, 5.00%, 7/15/2021	365,000	382,980
Series S-, 5.00%, 7/15/2022	100,000	108,755
Series S-, 5.00%, 7/15/2028	160,000	185,488
Series S-, 5.00%, 7/15/2043	220,000	248,851
Series S-1, 4.00%, 7/15/2036	255,000	285,852
Series S-1, 4.00%, 7/15/2040	1,760,000	1,915,584
Series S-1, 5.00%, 7/15/2021	60,000	62,939
Series S-1, 5.00%, 7/15/2022	145,000	157,695
Series S-1, 5.00%, 7/15/2033	5,000,000	6,214,200
Series S-1, 5.00%, 7/15/2043	1,885,000	2,150,766
Series S-3-SUBSER, 5.00%, 7/15/2024	750,000	863,220

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series S-3-SUBSER, 5.00%, 7/15/2035	$3,000,000	$3,696,960
Series S-3-SUBSER, 5.00%, 7/15/2036	8,205,000	10,080,171
Series S-4A, 5.00%, 7/15/2033	250,000	310,710
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 5/1/2034	250,000	297,195
5.00%, 5/1/2036	245,000	290,318
5.25%, 8/1/2037	4,000,000	4,962,640
Series A-1, 5.00%, 8/1/2023	5,880,000	6,581,543
Series A-1, 5.00%, 8/1/2027	275,000	324,264
Series A-1, 5.00%, 8/1/2029	170,000	199,502
Series A-1, 5.00%, 8/1/2031	150,000	170,688
Series A-1, 5.00%, 8/1/2033	2,915,000	3,618,331
Series A-1, 5.00%, 8/1/2036	2,000,000	2,452,180
Series A-2, 5.00%, 8/1/2036	1,640,000	1,969,509
Series A-3, 4.00%, 5/1/2042	6,000,000	6,796,080
Series A-3, 4.00%, 5/1/2043	7,575,000	8,567,552
Series B-1, 4.00%, 8/1/2037	105,000	117,674
Series B-1, 4.00%, 11/1/2042	5,000,000	5,692,000
Series B-1, 5.00%, 8/1/2029	40,000	49,292
Series B-1, 5.00%, 8/1/2030	295,000	354,245
Series B-1, 5.00%, 8/1/2031	175,000	199,136
Series B-1, 5.00%, 8/1/2034	500,000	604,700
Series B-1, 5.00%, 11/1/2035	160,000	187,533
Series B-1, 5.00%, 8/1/2036	520,000	589,623
Series B-1, 5.00%, 8/1/2038	11,095,000	13,205,602
Series B-1, 5.00%, 8/1/2040	3,800,000	4,515,350
Series C, 5.00%, 11/1/2022	100,000	109,375
Series C, 5.00%, 11/1/2023	125,000	140,990
Series C, 5.00%, 11/1/2025	10,395,000	12,389,695
Series C, 5.00%, 11/1/2026	120,000	140,839
Series C, 5.00%, 11/1/2027	150,000	175,568
Series C1, 5.00%, 11/1/2034	7,000,000	8,778,350
Series D-1, 5.00%, 2/1/2026	100,000	113,287
Series E-1, 4.00%, 2/1/2041	110,000	119,943
Series E-1, 5.00%, 2/1/2030	3,370,000	4,013,707
Series E-1, 5.00%, 2/1/2041	670,000	767,559
Series F-1, 5.00%, 5/1/2032	5,500,000	6,666,330
Series F-1, 5.00%, 5/1/2039	115,000	136,360
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	1,430,000	1,534,705
New York, NY, General Obligation:
4.00%, 8/1/2040	735,000	837,555
5.00%, 3/15/2022	500,000	537,670
5.00%, 4/1/2023	750,000	833,872
5.00%, 1/1/2036	2,250,000	2,778,660
5.00%, 8/1/2039	5,000,000	6,179,800
Series A, 3.00%, 8/1/2036	17,000,000	17,144,330
Security Description	Principal Amount	Value
Series A, 4.00%, 8/1/2037	$1,900,000	$2,184,031
Series A, 5.00%, 8/1/2023	5,900,000	6,630,656
Series A, 5.00%, 8/1/2024	3,500,000	4,052,545
Series A, 5.00%, 8/1/2026	125,000	147,533
Series B, 5.00%, 8/1/2025	150,000	173,339
Series B-1, 4.00%, 10/1/2037	2,350,000	2,705,038
Series B-1, 5.00%, 10/1/2031	2,185,000	2,813,406
Series B-1, 5.00%, 12/1/2031	160,000	192,814
Series B-1, 5.00%, 10/1/2032	1,680,000	2,150,736
Series B-1, 5.00%, 10/1/2036	400,000	486,540
Series B-1, 5.00%, 10/1/2037	4,730,000	5,736,733
Series B-1, 5.00%, 12/1/2037	500,000	594,915
Series B-1, 5.00%, 10/1/2038	300,000	362,841
Series B-1, 5.00%, 12/1/2038	3,095,000	3,674,013
Series C, 5.00%, 4/15/2023	1,390,000	1,550,045
Series C, 5.00%, 8/1/2024	8,450,000	9,784,001
Series C, 5.00%, 8/1/2025	425,000	498,916
Series C, 5.00%, 8/1/2026	405,000	489,509
Series C, 5.00%, 8/1/2027	120,000	142,932
Series C, 5.00%, 8/1/2028	2,080,000	2,522,352
Series C, 5.00%, 8/1/2034	3,365,000	3,854,978
Series C-1, 5.00%, 8/1/2030	5,000,000	6,580,600
Series D1, 4.00%, 12/1/2042	255,000	287,003
Series D1, 4.00%, 12/1/2043	3,500,000	3,930,535
Series E, 4.00%, 8/1/2026	250,000	289,800
Series E, 5.00%, 8/1/2028	160,000	192,133
Series E, 5.00%, 8/1/2032	2,500,000	3,156,275
Series E-1, 4.00%, 3/1/2041	500,000	559,450
Series E-1, 5.00%, 3/1/2040	4,000,000	4,810,480
Series F-1, 5.00%, 6/1/2026	165,000	194,530
Series I, 5.00%, 3/1/2022	60,000	64,384
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A, 5.00%, 11/15/2026	870,000	1,047,393
Series A, 5.25%, 11/15/2027	250,000	305,570
Series A, 5.25%, 11/15/2032	730,000	880,584
Series A, 5.25%, 11/15/2034	560,000	672,045
Series B-2, 4.00%, 11/15/2038	255,000	277,323
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue:
4.00%, 4/1/2030	400,000	455,004
4.00%, 4/1/2031	230,000	260,751

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New York, State Convention Center Development Corp., Revenue:
4.00%, 11/15/2045	$120,000	$126,635
5.00%, 11/15/2022	240,000	262,886
New York, State Dormitory Authority Revenue, Non State Supported Debt:
5.00%, 10/1/2023	200,000	224,868
5.00%, 7/1/2033	1,500,000	2,049,375
Series 1, 5.00%, 1/15/2029	400,000	502,756
Series 1, 5.00%, 1/15/2030	250,000	313,165
Series 1, 5.00%, 1/15/2031	500,000	623,995
Series A, 2.13%, 7/1/2041 (b)	865,000	871,704
Series A, 2.50%, 7/1/2041 (b)	530,000	531,807
Series A, 3.00%, 7/1/2029	315,000	337,894
Series A, 4.00%, 7/1/2034	100,000	111,943
Series A, 4.00%, 7/1/2043	1,350,000	1,457,298
Series A, 5.00%, 7/1/2021	190,000	199,247
Series A, 5.00%, 7/1/2022	2,500,000	2,718,675
Series A, 5.00%, 7/1/2026	1,640,000	2,018,086
Series A, 5.00%, 7/1/2028	2,000,000	2,536,120
Series A, 5.00%, 10/1/2028 (c)	205,000	257,529
Series A, 5.00%, 7/1/2029	2,000,000	2,585,880
Series A, 5.00%, 10/1/2029	4,540,000	5,684,035
Series A, 5.00%, 10/1/2030 (c)	3,040,000	3,792,917
Series A, 5.00%, 10/1/2030	5,000,000	6,115,790
Series A, 5.00%, 10/1/2031	3,000,000	3,622,500
Series A, 5.00%, 7/1/2032	125,000	150,804
Series A, 5.00%, 10/1/2032	3,500,000	4,216,660
Series A, 5.00%, 7/1/2033	600,000	706,620
Series A, 5.00%, 10/1/2033	5,000,000	6,010,150
Series A, 5.00%, 7/1/2034	5,040,000	6,104,700
Series A, 5.00%, 7/1/2035	100,000	119,851
Series A, 5.00%, 7/1/2040	200,000	238,576
Series B, 5.00%, 10/1/2021	225,000	238,133
Series B, 5.00%, 10/1/2030	260,000	314,761
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2026 (c)	125,000	145,333
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 3.25%, 2/15/2040	100,000	103,134
Series A, 5.00%, 2/15/2022	3,265,000	3,489,240
Series A, 5.00%, 3/15/2022	190,000	203,625
Series A, 5.00%, 2/15/2023	355,000	392,147
Series A, 5.00%, 2/15/2025	3,280,000	3,844,750
Series A, 5.00%, 3/15/2026	245,000	287,204
Series A, 5.00%, 2/15/2036	5,500,000	6,590,100
Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2023	$565,000	$624,122
Series B, 5.00%, 3/15/2027	110,000	125,563
Series B, 5.00%, 3/15/2028	170,000	193,982
Series B, 5.00%, 2/15/2039	200,000	228,534
Series B, 5.00%, 2/15/2041	1,430,000	1,630,443
Series B-BIDDING GROUP 3 BOND, 5.00%, 2/15/2038	400,000	481,632
Series C, 5.00%, 3/15/2037	105,000	117,189
Series D, 4.00%, 2/15/2038	6,000,000	6,903,420
Series D, 5.00%, 2/15/2022	2,260,000	2,415,217
Series D, 5.00%, 2/15/2024	7,000,000	7,973,350
Series D, 5.00%, 2/15/2025	730,000	855,691
Series D, 5.00%, 2/15/2026	920,000	1,107,238
Series D, 5.00%, 2/15/2027	100,000	121,743
Series D, 5.00%, 2/15/2028	165,000	199,757
Series E, 5.00%, 3/15/2022	110,000	117,888
Series E, 5.00%, 3/15/2023	180,000	199,355
Series E, 5.00%, 3/15/2024	5,565,000	6,354,785
Series E, 5.00%, 3/15/2036	1,745,000	2,031,267
Series E, 5.25%, 3/15/2033	2,300,000	2,714,874
New York, State Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/2024	755,000	860,896
Series A, 5.00%, 3/15/2022	3,100,000	3,322,301
Series A, 5.00%, 3/15/2023	2,650,000	2,930,873
Series A, 5.00%, 3/15/2024	300,000	342,078
Series A, 5.00%, 3/15/2025	3,250,000	3,813,420
Series A, 5.00%, 3/15/2026	3,350,000	3,939,365
Series A, 5.00%, 3/15/2028	500,000	622,518
Series A, 5.00%, 3/15/2030	1,360,000	1,668,346
Series A, 5.00%, 3/15/2031	160,000	182,306
Series A, 5.00%, 3/15/2032	13,600,000	16,501,346
Series A, 5.00%, 3/15/2037	4,300,000	5,276,831
Series A, 5.00%, 3/15/2038	140,000	155,949
Series A, 5.00%, 3/15/2039	400,000	487,996
Series A-GROUP B, 5.00%, 3/15/2037	160,000	192,304
Series A-GROUP C, 5.00%, 3/15/2043	300,000	356,805
Series B, 5.00%, 3/15/2031	795,000	941,741
Series B-B, 5.00%, 3/15/2027	270,000	321,867
Series B-B, 5.00%, 3/15/2029	40,000	47,545
Series B-B, 5.00%, 3/15/2033	350,000	413,192
Series B-B, 5.00%, 3/15/2034	275,000	323,865
Series C, 5.00%, 3/15/2042	270,000	313,076
Series E, 5.00%, 3/15/2034	5,000,000	6,269,300
Series E, 5.00%, 3/15/2041	5,000,000	6,145,400
New York, State Environmental Facilities Corp., Revenue:
4.00%, 6/15/2036	450,000	500,004

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2026	$1,515,000	$1,854,027
5.00%, 6/15/2027	1,855,000	2,323,258
5.00%, 6/15/2028	550,000	671,929
5.00%, 6/15/2041	3,940,000	4,663,660
Series A, 5.00%, 6/15/2040	320,000	372,067
Series B, 5.00%, 8/15/2041	1,210,000	1,437,395
Series B-SUB, 5.00%, 6/15/2035	2,000,000	2,549,080
Series B-SUB, 5.00%, 6/15/2036	8,500,000	10,779,955
Series E, 5.00%, 6/15/2034	3,200,000	3,918,528
New York, State Urban Development Corp., Revenue:
5.00%, 3/15/2033	225,000	250,848
5.00%, 3/15/2044	370,000	410,867
Series A, 5.00%, 3/15/2022	460,000	492,987
Series A, 5.00%, 3/15/2023	6,725,000	7,448,139
Series A, 5.00%, 3/15/2024	4,180,000	4,773,226
Series A, 5.00%, 3/15/2025	5,140,000	6,039,140
Series A, 5.00%, 3/15/2026	6,295,000	7,592,525
Series A, 5.00%, 3/15/2027	565,000	681,051
Series A, 5.00%, 3/15/2035	11,000,000	13,628,010
Series A, 5.00%, 3/15/2044	1,000,000	1,208,220
Series A-, 5.00%, 3/15/2023	1,450,000	1,605,918
Series A-, 5.00%, 3/15/2024	440,000	502,445
Series A-, 5.00%, 3/15/2028	225,000	267,179
Series A-, 5.00%, 3/15/2029	525,000	621,904
Series A-, 5.00%, 3/15/2033	3,610,000	4,230,848
Series A-, 5.00%, 3/15/2038	105,000	123,297
Series A-, 5.00%, 3/15/2039	530,000	621,451
Series A-, 5.00%, 3/15/2042	380,000	443,411
Series C-, 5.00%, 3/15/2027	100,000	123,492
Series C-, 5.00%, 3/15/2031	4,250,000	5,242,035
Series C-, 5.00%, 3/15/2036	1,000,000	1,208,960
Series E, 5.00%, 3/15/2033	120,000	130,526
Onondaga County Trust for Cultural Res.:
5.00%, 12/1/2038	1,000,000	1,276,010
5.00%, 12/1/2039	1,250,000	1,592,687
5.00%, 12/1/2040	2,750,000	3,497,285
Oyster Bay, NY, General Obligation:
3.25%, 8/1/2021 (c)	115,000	118,117
4.00%, 8/1/2029 (c)	385,000	398,025
4.00%, 8/1/2031 (c)	255,000	263,127
Suffolk, NY, County Water Authority Revenue:
Series A, 5.00%, 6/1/2037	860,000	1,014,101
Series B, 4.00%, 6/1/2040	370,000	399,378
Triborough, NY, Bridge & Tunnel Authority Revenue:
Series A, 5.00%, 11/15/2040	435,000	497,644
Series A, 5.00%, 11/15/2041	350,000	407,810
Series B, 5.00%, 11/15/2029	1,720,000	2,222,274
Series C, 5.00%, 11/15/2023	200,000	227,372
Security Description	Principal Amount	Value
Series C-1, 5.00%, 11/15/2025	$1,050,000	$1,267,381
Series C-2, 5.00%, 11/15/2042	2,915,000	3,471,823
Utility Debt Securitization Authority Revenue:
3.00%, 12/15/2032	510,000	543,400
4.00%, 12/15/2037	195,000	213,847
5.00%, 12/15/2025	1,940,000	2,203,064
5.00%, 6/15/2027	425,000	501,976
5.00%, 12/15/2032	605,000	715,443
5.00%, 12/15/2033	4,435,000	5,244,609
5.00%, 12/15/2036	250,000	293,850
5.00%, 12/15/2037	4,170,000	4,889,075
5.00%, 12/15/2038	200,000	243,482
5.00%, 12/15/2040	300,000	363,501
Series A, 5.00%, 12/15/2026	350,000	409,360
Series A, 5.00%, 6/15/2028	255,000	307,642
Series A, 5.00%, 12/15/2032	260,000	311,290
Series A, 5.00%, 12/15/2033	500,000	597,660
Series A, 5.00%, 12/15/2034	2,335,000	2,785,001
Series A, 5.00%, 12/15/2035	1,975,000	2,351,771
Series B, 5.00%, 6/15/2023	500,000	522,325
Series B, 5.00%, 12/15/2023	280,000	297,573
Series B, 5.00%, 6/15/2024	480,000	519,427
Series B, 5.00%, 12/15/2024	1,070,000	1,176,925
Series B, 5.00%, 12/15/2025	315,000	357,714
Westchester, NY, General Obligation Series A, 5.00%, 1/1/2024	1,530,000	1,743,481
		616,984,615
NORTH CAROLINA — 2.1%
Buncombe County, NC, Limited Obligation Revenue 5.00%, 6/1/2026	100,000	118,091
Charlotte, NC, General Obligation 5.00%, 12/1/2021	100,000	106,480
Charlotte, NC, Water & Sewer System Revenue:
5.00%, 7/1/2023	3,015,000	3,385,483
5.00%, 7/1/2027	5,000,000	6,295,450
5.00%, 7/1/2028	165,000	195,977
5.00%, 7/1/2044	125,000	154,818
Guilford County, NC, General Obligation 5.00%, 3/1/2025	1,050,000	1,242,161
Mecklenburg County, NC, General Obligation:
Series A, 5.00%, 9/1/2021	160,000	168,822
Series A, 5.00%, 9/1/2023	110,000	124,229
Series A, 5.00%, 4/1/2027	550,000	688,600
Mecklenburg County, NC, Public Facilities Corp., Revenue 5.00%, 2/1/2024	165,000	188,316

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
North Carolina, Capital Facilities Finance Agency Revenue:
4.00%, 1/1/2037	$230,000	$254,277
4.00%, 1/1/2038	200,000	221,356
4.00%, 1/1/2039	570,000	630,164
5.00%, 1/1/2043	3,000,000	3,631,140
Series B, 4.00%, 10/1/2039	245,000	270,750
Series B, 5.00%, 10/1/2041	1,900,000	2,209,643
North Carolina, State General Obligation:
5.00%, 6/1/2027	360,000	440,168
Series A, 5.00%, 6/1/2021	110,000	114,998
Series A, 5.00%, 6/1/2023	5,100,000	5,712,816
Series B, 2.13%, 6/1/2036	1,180,000	1,138,370
Series B, 5.00%, 6/1/2026	16,850,000	20,643,103
Series B, 5.00%, 6/1/2028	8,700,000	11,205,687
North Carolina, State Revenue:
Series B, 5.00%, 5/1/2025	2,530,000	2,978,847
Series C, 5.00%, 5/1/2025	240,000	274,430
North Carolina, Turnpike Authority Revenue Zero Coupon, 1/1/2044	1,675,000	825,524
Raleigh, NC, Combined Enterprise System Revenue:
Series A, 4.00%, 12/1/2035	225,000	252,261
Series A, 4.00%, 3/1/2041	100,000	112,202
Wake, NC, General Obligation:
3.00%, 9/1/2025	245,000	261,351
Series A, 5.00%, 3/1/2024	100,000	114,757
Series A, 5.00%, 3/1/2026	400,000	486,748
Wake, NC, Limited Obligation Revenue:
5.00%, 9/1/2026	5,000,000	6,111,050
Series A, 5.00%, 12/1/2035	2,030,000	2,435,086
		72,993,155
NORTH DAKOTA — 0.0% (d)
North Dakota, Public Finance Authority Revenue Series A, 5.00%, 10/1/2030	1,050,000	1,216,299
OHIO — 2.5%
Cincinnati, OH, General Obligation Series A, 4.00%, 12/1/2023	150,000	165,176
Columbus, OH, General Obligation:
Series 1, 5.00%, 7/1/2025	165,000	196,528
Series 2017-1, 4.00%, 4/1/2023	510,000	552,218
Series A, 3.00%, 8/15/2023	555,000	588,150
Series A, 3.00%, 2/15/2026	300,000	319,185
Series A, 3.00%, 8/15/2031	350,000	373,761
Series A, 3.10%, 7/1/2030	535,000	573,172
Series A, 5.00%, 2/15/2025	110,000	125,740
Security Description	Principal Amount	Value
Series A, 5.00%, 4/1/2025	$5,000,000	$5,913,650
Series A, 5.00%, 4/1/2030	5,000,000	6,408,900
Columbus, OH, Sewer Revenue 5.00%, 6/1/2030	100,000	120,793
Cuyahoga County, OH, General Obligation:
4.00%, 12/1/2035	2,785,000	3,098,312
5.00%, 12/1/2027	400,000	484,484
5.00%, 12/1/2028	300,000	362,574
5.00%, 12/1/2029	1,015,000	1,223,390
5.00%, 12/1/2037	600,000	708,456
Cuyahoga County, OH, Sales Tax Revenue 5.00%, 12/1/2034	290,000	334,112
Franklin County, OH, Convention Facilities Authority Revenue 5.00%, 12/1/2029	125,000	144,440
Franklin County, OH, Sales Tax Revenue 5.00%, 6/1/2043	500,000	615,445
Hamilton County, OH, Sewer System Revenue:
Series A, 5.00%, 12/1/2029	8,075,000	10,911,990
Series A, 5.00%, 12/1/2031	285,000	328,767
North Olmsted City School District, General Obligation Series A, 5.00%, 12/1/2040	340,000	387,352
Northeast Ohio, Regional Sewer District Revenue:
3.25%, 11/15/2040	100,000	105,734
4.00%, 11/15/2043	250,000	278,840
5.00%, 11/15/2039	430,000	504,691
5.00%, 11/15/2044	245,000	287,556
Ohio, State General Obligation:
5.00%, 2/1/2033	875,000	1,040,060
Series A, 5.00%, 12/15/2022	410,000	451,894
Series A, 5.00%, 9/1/2023	150,000	169,187
Series A, 5.00%, 12/15/2023	320,000	364,266
Series A, 5.00%, 9/1/2024	505,000	587,593
Series A, 5.00%, 9/15/2024	100,000	116,491
Series A, 5.00%, 9/15/2025	350,000	419,678
Series A, 5.00%, 3/15/2028	1,275,000	1,456,981
Series A, 5.00%, 3/15/2031	440,000	500,975
Series A, 5.00%, 3/15/2033	135,000	153,429
Series A, 5.00%, 3/15/2035	200,000	226,562
Series B, 5.00%, 6/15/2027	200,000	217,154
Series B, 5.00%, 9/1/2032	175,000	192,832
Series B, 5.00%, 9/1/2034	170,000	187,015
Series B, 5.00%, 6/15/2035	200,000	215,158
Series C, 5.00%, 11/1/2030	140,000	164,387
Series C, 5.00%, 11/1/2033	400,000	466,048
Series S, 5.00%, 5/1/2021	245,000	255,341
Series S, 5.00%, 5/1/2029	1,835,000	2,215,542
Series S, 5.00%, 5/1/2030	1,350,000	1,624,725
Series S, 5.00%, 5/1/2031	1,200,000	1,441,116

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series T, 5.00%, 11/1/2028	$400,000	$496,648
Series T, 5.00%, 5/1/2031	250,000	307,955
Series V, 5.00%, 5/1/2024	500,000	576,570
Ohio, State Revenue:
Series A, 5.00%, 12/1/2038	5,000,000	6,198,800
Series C, 5.00%, 12/1/2030	165,000	199,300
Ohio, State Special Obligation Revenue Series C, 5.00%, 12/1/2028	230,000	280,241
Ohio, State Water Development Authority Revenue:
Series A, 5.00%, 6/1/2028	175,000	212,884
Series A, 5.00%, 12/1/2028	825,000	1,003,051
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 6/1/2025	75,000	89,123
Ohio, Turnpike & Infrastructure Commission, Revenue Series A, 5.00%, 2/15/2028	350,000	431,676
Ohio, Water Development Authority Revenue:
5.00%, 6/1/2028	500,000	634,220
5.00%, 6/1/2044	3,235,000	4,063,322
Series A, 5.00%, 6/1/2029	13,500,000	17,495,325
Series B, 5.00%, 12/1/2033	115,000	141,102
Ohio, Water Development Authority Water Pollution Control Loan Fund Revenue:
5.00%, 12/1/2038	2,000,000	2,550,000
5.00%, 12/1/2039	2,000,000	2,546,260
Series A, 5.00%, 12/1/2029	240,000	297,799
Series A, 5.00%, 12/1/2031	500,000	617,190
Series B, 5.00%, 6/1/2026	500,000	601,220
University of Cincinnati, Revenue:
Series A, 5.00%, 6/1/2044	275,000	333,996
Series C, 5.00%, 6/1/2039	100,000	113,589
		86,770,121
OKLAHOMA — 0.7%
Canadian County, OK, Educational Facilities Authority Revenue 3.00%, 9/1/2029	250,000	265,773
Oklahoma County, Independent School District, General Obligation 2.50%, 7/1/2023	3,120,000	3,229,106
Oklahoma, Capital Improvement Authority, State Facilities Revenue:
5.00%, 7/1/2027	160,000	194,771
5.00%, 7/1/2029	2,000,000	2,424,940
Series 2020A, 5.00%, 7/1/2025 (a)	600,000	710,622
Series A, 5.00%, 7/1/2027	265,000	304,798
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2028	$200,000	$229,692
Series A, 5.00%, 7/1/2030	170,000	194,968
Oklahoma, Development Finance Authority Revenue Series D, 3.00%, 6/1/2046	145,000	148,947
Oklahoma, State Turnpike Authority Revenue:
Series A, 4.00%, 1/1/2033	260,000	293,090
Series C, 4.00%, 1/1/2042	1,585,000	1,765,167
Series C, 5.00%, 1/1/2037	125,000	145,381
Oklahoma, State Water Resources Board Revenue 5.00%, 4/1/2021	115,000	119,483
Tulsa County, OK, Industrial Authority Revenue:
5.00%, 9/1/2022	60,000	65,113
5.00%, 9/1/2024	110,000	127,169
Tulsa, OK, Public Facilities Authority Revenue:
3.00%, 6/1/2026	325,000	349,635
3.00%, 6/1/2027	250,000	268,095
5.00%, 6/1/2023	7,560,000	8,435,826
5.00%, 6/1/2025	2,710,000	3,209,859
		22,482,435
OREGON — 1.5%
Clackamas & Washington Counties, OR, School District No. 3, General Obligation 5.00%, 6/15/2029	200,000	238,664
Clackamas County, OR, School District No. 12, General Obligation:
5.00%, 6/15/2026	75,000	87,112
Series A, Zero Coupon, 6/15/2036	115,000	65,725
Series A, Zero Coupon, 6/15/2038	300,000	155,589
Series A, 0.01%, 6/15/2042	440,000	187,502
Series B, 5.00%, 6/15/2037	1,770,000	2,156,249
Linn & Benton Counties, OR, School District No. 8J Greater Albany, General Obligation:
5.00%, 6/15/2024	3,235,000	3,731,475
5.00%, 6/15/2037	100,000	122,201
Multnomah & Clackamas Counties, School District No 10JT Gresham-Barlow, General Obligation Series B, 5.00%, 6/15/2029	135,000	168,391
Multnomah County School District No. 7 Reynolds, General Obligation Series A, 5.00%, 6/15/2029	805,000	949,610
Oregon, State Department of Administration Services, Lottery Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 4/1/2025	$220,000	$260,201
Series C, 5.00%, 4/1/2026	510,000	601,831
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2028	290,000	336,530
Oregon, State Department of Transportation, Sales Tax Revenue:
Series A, 5.00%, 11/15/2030	530,000	612,463
Series A, 5.00%, 11/15/2039	3,000,000	3,801,030
Series C, 5.00%, 11/15/2025	170,000	204,068
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2021	5,000,000	5,211,600
Series A, 5.00%, 5/1/2022	5,000,000	5,399,550
Series C, 5.00%, 8/1/2041	1,065,000	1,264,794
Series F, 5.00%, 5/1/2028	180,000	218,849
Series F, 5.00%, 5/1/2030	145,000	174,322
Series F, 5.00%, 5/1/2035	100,000	119,005
Series F, 5.00%, 5/1/2039	200,000	232,282
Series I, 5.00%, 8/1/2024	125,000	145,079
Series I, 5.00%, 8/1/2029	195,000	244,741
Series L, 5.00%, 8/1/2029	3,370,000	4,229,620
Series L, 5.00%, 8/1/2030	1,250,000	1,564,662
Series L, 5.00%, 8/1/2042	4,540,000	5,511,968
Oregon, State Health & Science University Revenue:
Series B, 4.00%, 7/1/2046	155,000	164,918
Series B, 5.00%, 7/1/2033	1,150,000	1,376,032
Series B, 5.00%, 7/1/2035	1,335,000	1,592,148
Series B, 5.00%, 7/1/2036	235,000	279,805
Series B, 5.00%, 7/1/2038	285,000	338,227
Oregon, State Revenue Series C, 5.00%, 12/1/2029	180,000	218,176
Portland Community College District, General Obligation:
5.00%, 6/15/2025	430,000	507,955
5.00%, 6/15/2027	1,440,000	1,747,543
5.00%, 6/15/2029	500,000	603,550
5.00%, 6/15/2030	660,000	793,650
5.00%, 6/15/2031	500,000	599,615
5.00%, 6/15/2032	500,000	598,635
5.00%, 6/15/2033	500,000	597,335
Portland, OR, Sewer System Revenue:
Series A, 2.50%, 6/15/2033	325,000	334,724
Series A, 5.00%, 6/1/2020	50,000	50,321
Tri-County Metropolitan Transportation District of Oregon Revenue Series A, 5.00%, 9/1/2041	570,000	680,050
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, General Obligation Series J, 5.00%, 6/15/2026	650,000	792,363
Security Description	Principal Amount	Value
Washington & Multnomah Counties School District No. 48J Beaverton, General Obligation:
5.00%, 6/15/2027	$120,000	$137,938
Series B, Zero Coupon, 6/15/2029	200,000	160,216
Series B, Zero Coupon, 6/15/2034	330,000	208,032
Series B, 0.01%, 6/15/2032	200,000	138,390
Washington County, OR, School District No. 1, General Obligation:
4.00%, 6/15/2039	1,920,000	2,226,931
5.00%, 6/15/2035	390,000	479,092
Yamhill County, OR, School District No. 40 McMinnville, General Obligation 4.00%, 6/15/2037	200,000	221,858
		52,842,617
PENNSYLVANIA — 1.8%
Abington, PA, School District Series A, 4.00%, 10/1/2035	535,000	601,629
Allegheny, PA, General Obligation Series C-75, 5.00%, 11/1/2026	315,000	386,599
Bensalem Township School District, General Obligation 5.00%, 6/1/2028	135,000	152,347
Chester, PA, General Obligation Series A, 4.00%, 7/15/2029	185,000	214,041
Delaware, State Authority Revenue:
Series A, 3.75%, 10/1/2046	120,000	128,506
Series A, 5.00%, 10/1/2042	295,000	351,150
Luzerne, PA, General Obligation Series A, 5.00%, 11/15/2029 (c)	375,000	437,737
Montour, PA, School District, General Obligation Series A, 5.00%, 4/1/2040 (c)	200,000	228,770
Pennsylvania Turnpike Commission Revenue:
Series A, 5.00%, 12/1/2028	105,000	127,714
Series A, 5.00%, 12/1/2030	160,000	193,486
Pennsylvania, State College Area School District, General Obligation 5.00%, 3/15/2040	280,000	320,289
Pennsylvania, State General Obligation:
4.00%, 2/1/2030	400,000	454,068
4.00%, 3/1/2038	4,085,000	4,560,085
5.00%, 9/15/2022	2,500,000	2,723,275
5.00%, 3/15/2023	120,000	132,787

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/15/2023	$600,000	$674,334
5.00%, 3/15/2024	375,000	427,744
5.00%, 9/15/2024	175,000	202,540
5.00%, 3/15/2025	325,000	381,495
5.00%, 8/15/2025	275,000	326,620
5.00%, 9/15/2025	1,570,000	1,867,955
5.00%, 9/15/2026	575,000	699,493
5.00%, 2/1/2027	2,750,000	3,250,280
5.00%, 3/15/2028	270,000	314,261
5.00%, 9/15/2028	11,530,000	13,798,758
5.00%, 1/1/2024	725,000	822,164
Series D, 5.00%, 8/15/2032	800,000	927,224
Series REF, 5.00%, 1/15/2022	1,480,000	1,577,428
Series REF, 5.00%, 1/15/2025	1,250,000	1,460,450
Series REF, 5.00%, 1/15/2027	4,760,000	5,836,998
Series REF, 5.00%, 1/15/2028	2,410,000	2,957,697
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 9/1/2045	6,000,000	7,483,920
Series A, 2.25%, 8/15/2041 (b)	685,000	695,487
Series A, 4.00%, 8/15/2033	190,000	211,803
Series A, 4.00%, 8/15/2034	145,000	161,365
Series A, 4.00%, 8/15/2035	470,000	522,452
Series AQ, 5.00%, 6/15/2021	150,000	155,847
Series AT-1, 5.00%, 6/15/2024	200,000	226,390
Series AT-1, 5.00%, 6/15/2025	100,000	116,055
Series AT-1, 5.00%, 6/15/2030	100,000	118,431
Series B, 4.00%, 10/1/2038	210,000	227,999
Series B, 5.00%, 10/1/2025	200,000	239,292
Pennsylvania, State University, Revenue:
Series A, 5.00%, 9/1/2041	150,000	178,560
Series A, 5.00%, 9/1/2042	270,000	323,020
Series B, 4.00%, 9/1/2036	490,000	544,062
Series B, 5.00%, 9/1/2023	1,385,000	1,553,735
Westmoreland County Municipal Authority 5.00%, 8/15/2036	700,000	850,339
		60,146,681
RHODE ISLAND — 0.2%
Rhode Island Health & Educational Building Corp., Revenue:
Series A, 4.00%, 5/15/2028	485,000	551,920
Series A, 5.00%, 5/15/2027	270,000	323,160
Series A, 5.00%, 9/1/2029	500,000	624,790
Security Description	Principal Amount	Value
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series D, 5.00%, 8/1/2024	$250,000	$288,440
Rhode Island, State & Providence Plantations, General Obligation:
Series B, 5.00%, 8/1/2031	1,195,000	1,473,005
Series C, 4.00%, 1/15/2033	1,500,000	1,736,730
Rhode Island, State General Obligation Series D, 5.00%, 8/1/2021	135,000	141,951
		5,139,996
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2026	450,000	544,446
Charleston, SC, General Obligation Series C, 5.00%, 11/1/2024	350,000	409,276
City of Columbia SC Waterworks & Sewer System Revenue 4.00%, 2/1/2044	2,750,000	3,097,380
Clemson University, SC, Revenue Series B, 4.00%, 5/1/2038	100,000	110,815
Lexington County, SC, School District No. 1, General Obligation 3.00%, 2/1/2038	1,975,000	2,093,915
Lexington County, SC, School District No. 2, General Obligation:
3.00%, 3/1/2038	125,000	130,170
Series C, 3.00%, 3/1/2038	325,000	340,548
South Carolina, General Obligation:
Series A, 4.00%, 4/1/2031	2,085,000	2,435,676
Series A, 5.00%, 4/1/2030	120,000	151,017
York, SC, General Obligation 5.00%, 4/1/2027	280,000	321,104
		9,634,347
TENNESSEE — 0.8%
Chattanooga, TN, Electric Revenue Series A, 5.00%, 9/1/2024	390,000	453,418
City of Clarksville, TN, Water Sewer & Gas Revenue 5.00%, 2/1/2041	2,075,000	2,406,959
Knoxville, TN, Wastewater System Revenue Series A, 3.50%, 4/1/2040	100,000	103,552

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Memphis, TN, General Obligation:
4.00%, 6/1/2032	$2,320,000	$2,631,042
4.00%, 6/1/2044	500,000	543,670
Series A, 5.00%, 4/1/2026	320,000	377,619
Metropolitan Government Nashville & Davidson County, General Obligation:
4.00%, 7/1/2028	360,000	420,559
4.00%, 7/1/2031	750,000	866,685
5.00%, 7/1/2024	110,000	126,754
Metropolitan Government Nashville & Davidson County, TN, Electric Revenue:
Series A, 5.00%, 7/1/2042	540,000	646,342
Series B, 5.00%, 5/15/2026	345,000	419,658
Metropolitan Government Nashville & Davidson County, TN, General Obligation:
4.00%, 7/1/2033	1,130,000	1,300,133
5.00%, 7/1/2021	135,000	141,570
5.00%, 1/1/2024	105,000	119,196
5.00%, 1/1/2025	535,000	624,120
5.00%, 1/1/2026	170,000	203,726
5.00%, 1/1/2027	100,000	121,252
Series C, 5.00%, 7/1/2023	115,000	128,740
Series C, 5.00%, 7/1/2027	1,605,000	1,891,910
Shelby, TN, General Obligation:
Series A, 5.00%, 4/1/2021	200,000	207,796
Series A, 5.00%, 4/1/2025	285,000	336,773
Tennessee, State General Obligation:
5.00%, 9/1/2027	5,005,000	6,327,822
Series A, 5.00%, 8/1/2022	150,000	163,407
Series A, 5.00%, 2/1/2026	160,000	194,154
Tennessee, State School Bond Authority Revenue:
Series A, 5.00%, 11/1/2034	3,610,000	4,452,285
Series A, 5.00%, 11/1/2035	520,000	639,330
Series A, 5.00%, 11/1/2037	435,000	531,814
Series B, 5.00%, 11/1/2022	100,000	109,321
Series B, 5.00%, 11/1/2025	105,000	124,975
		26,614,582
TEXAS — 11.2%
Alamo, TX, Community College District, General Obligation:
5.00%, 8/15/2026	125,000	152,009
5.00%, 8/15/2027	575,000	716,548
5.00%, 8/15/2038	1,000,000	1,212,560
Alamo, TX, Regional Mobility Authority Revenue 5.00%, 6/15/2039	100,000	114,501
Security Description	Principal Amount	Value
Aldine, TX, Independent School District, General Obligation:
5.00%, 2/15/2024 (c)	$220,000	$250,853
5.00%, 2/15/2026 (c)	150,000	176,439
5.00%, 2/15/2029 (c)	300,000	350,403
5.00%, 2/15/2030 (c)	215,000	265,891
Allen, TX, Independent School District, General Obligation 5.00%, 2/15/2027 (c)	320,000	383,696
Alvin, TX, Independent School District, General Obligation:
5.00%, 2/15/2027 (c)	345,000	414,103
Series A, 4.00%, 2/15/2039 (c)	255,000	277,065
Series A, 5.00%, 2/15/2030 (c)	165,000	196,850
Arlington, TX, Independent School District, General Obligation:
5.00%, 2/15/2028 (c)	3,000,000	3,796,440
5.00%, 2/15/2030 (c)	2,000,000	2,579,900
Series A, 5.00%, 2/15/2026 (c)	225,000	248,263
Series B, 5.00%, 2/15/2025 (c)	75,000	88,220
Austin, TX, Community College District, General Obligation:
4.00%, 8/1/2043	2,000,000	2,237,360
5.00%, 8/1/2035	1,175,000	1,371,049
Austin, TX, Electric Utility System Revenue:
5.00%, 11/15/2033	250,000	297,873
Series A, 5.00%, 11/15/2021	100,000	106,242
Series A, 5.00%, 11/15/2022	100,000	109,617
Austin, TX, General Obligation:
5.00%, 9/1/2021	115,000	121,341
5.00%, 9/1/2034	420,000	483,218
Austin, TX, Independent School District, General Obligation:
4.00%, 8/1/2033 (c)	3,700,000	4,330,221
4.00%, 8/1/2034 (c)	6,000,000	6,989,880
5.00%, 8/1/2028 (c)	1,000,000	1,210,190
Series B, 5.00%, 8/1/2031 (c)	125,000	148,944
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2027	265,000	333,654
5.00%, 11/15/2034	375,000	427,582
5.00%, 11/15/2043	100,000	113,037
Series A, 5.00%, 5/15/2022	600,000	647,100
Series A, 5.00%, 5/15/2026	300,000	358,860
Bexar County, TX, General Obligation:
4.00%, 6/15/2039	5,000,000	5,827,650
4.00%, 6/15/2041	350,000	389,305
5.00%, 6/15/2026	80,000	95,569

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 6/15/2027	$355,000	$424,087
Bexar County, TX, Hospital District, General Obligation:
4.00%, 2/15/2036	300,000	332,544
4.00%, 2/15/2043	3,755,000	4,090,772
5.00%, 2/15/2022	2,250,000	2,410,155
5.00%, 2/15/2026	140,000	168,479
5.00%, 2/15/2027	265,000	318,244
5.00%, 2/15/2029	130,000	155,715
5.00%, 2/15/2032	3,000,000	3,481,020
5.00%, 2/15/2045	4,910,000	6,029,382
Birdville, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2025 (c)	250,000	291,363
Series B, 5.00%, 2/15/2028 (c)	200,000	233,500
Series B, 5.00%, 2/15/2030 (c)	550,000	640,431
City of Houston TX Series A, 5.00%, 3/1/2030	445,000	542,081
Clear Creek, TX, Independent School District, General Obligation:
5.00%, 2/15/2032 (c)	1,000,000	1,223,990
5.00%, 2/15/2034 (c)	1,000,000	1,220,190
5.00%, 2/15/2037 (c)	2,555,000	3,093,032
5.00%, 2/15/2041 (c)	1,000,000	1,201,320
Cleburne, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2041 (c)	1,400,000	1,623,930
Clint, TX, Independent School District, General Obligation Series B, 5.00%, 8/15/2045 (c)	250,000	289,483
Collin County, TX, Community College District, General Obligation:
4.00%, 8/15/2031	495,000	574,933
4.00%, 8/15/2032	280,000	323,459
4.00%, 8/15/2034	190,000	217,240
5.00%, 8/15/2025	390,000	469,482
Collin County, TX, Revenue 3.13%, 2/15/2035	720,000	762,523
Colorado River, TX, Municipal Water District Revenue 5.00%, 1/1/2025	500,000	584,800
Comal, TX, Independent School District, General Obligation Series B, 5.00%, 2/1/2024 (c)	395,000	450,497
Conroe, TX, Independent School District, General Obligation:
Security Description	Principal Amount	Value
5.00%, 2/15/2025 (c)	$350,000	$408,264
Series A, 5.00%, 2/15/2025 (c)	205,000	239,126
Coppell, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	1,000,000	1,232,500
Crowley, Independent School District, General Obligation:
Series B, 4.00%, 8/1/2037 (c)	140,000	154,452
Series B, 5.00%, 8/1/2036 (c)	100,000	117,298
Cypress-Fairbanks, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	235,000	260,082
4.00%, 2/15/2041 (c)	100,000	110,149
5.00%, 2/15/2022 (c)	2,000,000	2,138,120
5.00%, 2/15/2023 (c)	150,000	165,822
5.00%, 2/15/2028 (c)	435,000	505,635
5.00%, 2/15/2029 (c)	165,000	191,624
5.00%, 2/15/2033 (c)	2,635,000	3,294,435
Dallas County, TX, General Obligation 5.00%, 8/15/2025	100,000	119,400
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
5.00%, 8/15/2029	2,000,000	2,596,620
5.00%, 12/1/2033	5,000,000	6,535,550
5.00%, 12/1/2034	6,000,000	7,819,920
Series A, 5.00%, 12/1/2028	295,000	351,873
Series A, 5.00%, 12/1/2029	255,000	303,702
Series A, 5.00%, 12/1/2030	160,000	190,176
Series A, 5.00%, 12/1/2033	100,000	115,943
Series A, 5.00%, 12/1/2034	175,000	206,651
Series A, 5.00%, 12/1/2035	810,000	943,119
Series A, 5.00%, 12/1/2036	295,000	346,000
Series A, 5.00%, 12/1/2041	1,065,000	1,249,426
Series B, 5.00%, 12/1/2020	155,000	158,932
Dallas, TX, General Obligation:
5.00%, 2/15/2022	2,250,000	2,405,835
5.00%, 2/15/2023	1,930,000	2,130,701
5.00%, 2/15/2024	370,000	420,239
5.00%, 2/15/2025	210,000	238,004
5.00%, 2/15/2027	250,000	282,733
5.00%, 2/15/2030	275,000	317,697
5.00%, 2/15/2031	2,050,000	2,468,589
Series B, 3.00%, 2/15/2036	540,000	564,964
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2032 (c)	160,000	179,701
5.00%, 2/15/2036 (b) (c)	1,045,000	1,114,948
Series A, 3.00%, 2/15/2036 (c)	345,000	363,264

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 2/15/2030 (c)	$2,965,000	$3,333,045
Series A, 4.00%, 2/15/2031 (c)	255,000	286,526
Series A, 5.00%, 8/15/2024 (c)	210,000	243,338
Series A, 5.00%, 2/15/2026 (c)	1,045,000	1,228,105
Series B, 5.00%, 2/15/2036 (c)	60,000	64,317
Dallas, TX, Waterworks & Sewer System Revenue:
Series A, 4.00%, 10/1/2034	300,000	329,664
Series A, 5.00%, 10/1/2027	110,000	131,417
Series A, 5.00%, 10/1/2028	300,000	357,882
Series A, 5.00%, 10/1/2029	100,000	122,547
Series A, 5.00%, 10/1/2033	410,000	497,613
Series A, 5.00%, 10/1/2034	800,000	974,264
Series A, 5.00%, 10/1/2036	680,000	824,371
Denton, TX, General Obligation 4.00%, 2/15/2039	360,000	382,111
Denton, TX, Independent School District, General Obligation:
5.00%, 8/15/2025 (c)	290,000	339,616
5.00%, 8/15/2028 (c)	175,000	203,954
5.00%, 8/15/2029 (c)	500,000	597,350
5.00%, 8/15/2030 (c)	115,000	136,964
Series B, 5.00%, 8/15/2043 (c)	2,225,000	2,697,723
Eagle Mountain & Saginaw Independent School District 5.00%, 8/15/2030 (c)	125,000	150,898
El Paso, Independent School District, General Obligation 3.00%, 8/15/2030 (c)	150,000	159,731
El Paso, TX, General Obligation 4.00%, 8/15/2042	210,000	232,512
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2026	165,000	188,395
Forney, TX, Independent School District, General Obligation 5.00%, 8/15/2029 (c)	125,000	148,179
Fort Bend County, TX, General Obligation:
Series B, 4.00%, 3/1/2029	150,000	170,498
Series B, 5.00%, 3/1/2026	250,000	293,400
Series B, 5.00%, 3/1/2028	520,000	624,218
Fort Bend, TX, Independent School District, General Obligation 4.00%, 8/15/2032 (c)	275,000	317,477
Fort Worth, TX, General Obligation:
Series A, 5.00%, 3/1/2023	50,000	55,444
Series A, 5.00%, 3/1/2026	110,000	128,867
Security Description	Principal Amount	Value
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (c)	$135,000	$139,649
5.00%, 2/15/2022 (c)	675,000	724,349
5.00%, 2/15/2023 (c)	50,000	54,917
5.00%, 2/15/2025 (c)	195,000	227,362
Fort Worth, TX, Water & Sewer System Revenue:
5.00%, 2/15/2028	130,000	147,703
Series A, 5.00%, 2/15/2023	1,860,000	2,060,657
Series A, 5.00%, 2/15/2027	140,000	163,737
Frisco, TX, General Obligation:
5.00%, 2/15/2024	125,000	142,785
Series A, 5.00%, 2/15/2024	150,000	171,342
Series A, 5.00%, 2/15/2026	260,000	305,963
Frisco, TX, Independent School District, General Obligation:
Series A, 4.00%, 8/15/2032 (c)	510,000	567,416
Series A, 5.00%, 8/15/2022 (c)	300,000	326,433
Galena Park, TX, Independent School District, General Obligation 4.00%, 8/15/2034 (c)	375,000	439,620
Garland, TX, Independent School District, General Obligation:
5.00%, 2/15/2029 (c)	1,000,000	1,155,760
5.00%, 2/15/2030 (c)	260,000	299,840
Georgetown, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2037 (c)	110,000	127,983
Grand Parkway, TX, Transportation Corp., Revenue Series A, 5.00%, 10/1/2043	1,300,000	1,537,211
Grand Prairie, TX, Independent School District, General Obligation 4.00%, 8/15/2030 (c)	100,000	112,024
Grapevine-Colleyville, TX, Independent School District, General Obligation 5.00%, 8/15/2031 (c)	500,000	588,180
Harris County, TX, Cultural Education Facilities Finance Corp., Revenue:
4.00%, 11/15/2036	395,000	445,927
4.00%, 11/15/2037	840,000	945,328
5.00%, 11/15/2025	275,000	327,316
Harris County, TX, Flood Control District Revenue:
Series A, 4.00%, 10/1/2035	900,000	1,034,901

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2023	$2,125,000	$2,400,889
Series A, 5.00%, 10/1/2027	285,000	334,409
Series A, 5.00%, 10/1/2029	530,000	661,848
Series A, 5.00%, 10/1/2030	1,000,000	1,243,660
Series A, 5.00%, 10/1/2032	455,000	561,711
Series A, 5.00%, 10/1/2033	250,000	307,515
Series A, 5.00%, 10/1/2034	500,000	612,470
Harris County, TX, General Obligation:
Series A, 5.00%, 10/1/2025	1,495,000	1,779,961
Series A, 5.00%, 10/1/2027	530,000	633,811
Series A, 5.00%, 10/1/2028	720,000	860,184
Series A, 5.00%, 10/1/2029	3,090,000	3,689,800
Series A, 5.00%, 10/1/2034	440,000	507,192
Series A, 5.00%, 10/1/2035	155,000	182,655
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
5.00%, 11/1/2026	150,000	175,476
5.00%, 11/1/2028	120,000	139,915
Series A, 5.00%, 11/1/2024	4,805,000	5,604,792
Series A, 5.00%, 11/1/2026	380,000	467,180
Series A, 5.00%, 11/1/2028	200,000	247,162
Series A, 5.00%, 11/1/2029	300,000	369,465
Series B, 5.00%, 11/1/2024	225,000	262,451
Harris County, TX, Revenue:
5.00%, 8/15/2025	275,000	327,561
Series A, 5.00%, 8/15/2024	375,000	432,457
Series A, 5.00%, 8/15/2026	185,000	226,488
Series A, 5.00%, 8/15/2030	480,000	577,882
Series A, 5.00%, 8/15/2032	540,000	650,117
Series A, 5.00%, 8/15/2035	490,000	587,294
Series A, 5.00%, 8/15/2036	270,000	323,071
Harris County, TX, Toll Road Authority Revenue:
Series A, 4.00%, 8/15/2037	300,000	341,622
Series A, 5.00%, 8/15/2022	195,000	210,703
Series A, 5.00%, 8/15/2032	1,635,000	2,036,801
Hidalgo, TX, General Obligation Series A, 5.00%, 8/15/2036	645,000	796,968
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	255,000	278,896
Houston, TX, Combined Utility System Revenue:
Series B, 4.00%, 11/15/2037	250,000	278,280
Series B, 5.00%, 11/15/2025	200,000	240,922
Series B, 5.00%, 11/15/2026	300,000	370,680
Series B, 5.00%, 11/15/2032	275,000	333,371
Series B, 5.00%, 11/15/2036	555,000	663,946
Series D, 5.00%, 11/15/2028	130,000	153,026
Houston, TX, General Obligation:
Security Description	Principal Amount	Value
Series A, 4.00%, 3/1/2035	$765,000	$862,698
Series A, 4.00%, 3/1/2036	395,000	436,503
Series A, 5.00%, 3/1/2021	350,000	362,376
Series A, 5.00%, 3/1/2022	185,000	198,516
Series A, 5.00%, 3/1/2024	300,000	342,537
Series A, 5.00%, 3/1/2025	925,000	1,086,542
Series A, 5.00%, 3/1/2026	780,000	940,251
Series A, 5.00%, 3/1/2029	720,000	902,456
Series A, 5.00%, 3/1/2030	10,250,000	13,017,130
Series A, 5.00%, 3/1/2031	100,000	118,360
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (c)	100,000	107,311
5.00%, 2/15/2024 (c)	5,650,000	6,458,458
5.00%, 2/15/2025 (c)	3,100,000	3,649,599
5.00%, 2/15/2035 (c)	2,500,000	3,049,000
5.00%, 2/15/2042 (c)	315,000	378,671
Series A, 4.00%, 2/15/2033 (c)	700,000	780,038
Series A, 4.00%, 2/15/2040 (c)	130,000	140,730
Series A, 5.00%, 2/15/2022 (c)	390,000	418,513
Series A, 5.00%, 2/15/2027 (c)	555,000	665,129
Series A, 5.00%, 2/15/2030 (c)	395,000	470,196
Series A, 5.00%, 2/15/2031 (c)	445,000	528,068
Humble, TX, Independent School District, General Obligation:
Series A, 5.50%, 2/15/2025 (c)	110,000	131,921
Series B, 5.00%, 2/15/2022 (c)	580,000	622,404
Hurst-Euless-Bedford, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2028	140,000	174,688
Hutto, TX, General Obligation 4.00%, 8/1/2043	250,000	276,285
Irving Independent, CA, School District, General Obligation Series A, 5.00%, 2/15/2023 (c)	175,000	193,774
Judson, TX, Independent School District, General Obligation:
4.00%, 2/1/2041 (c)	300,000	333,765
5.00%, 2/1/2025 (c)	225,000	264,593
Katy, TX, Independent School District, General Obligation:
4.00%, 2/15/2037 (c)	185,000	210,996
5.00%, 2/15/2042 (c)	230,000	283,496
5.00%, 2/15/2043 (c)	1,285,000	1,622,955

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series D, 5.00%, 2/15/2024 (c)	$3,065,000	$3,498,575
Series D, 5.00%, 2/15/2025 (c)	405,000	475,758
Keller, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (c)	565,000	631,636
Series A, 5.00%, 8/15/2027 (c)	145,000	173,232
Klein, TX, Independent School District, General Obligation 4.00%, 8/1/2046 (c)	100,000	110,917
Lake Travis, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2043 (c)	5,095,000	6,070,947
Lamar, TX, Consolidated Independent School District, General Obligation:
4.00%, 2/15/2045 (c)	140,000	148,467
5.00%, 2/15/2022 (c)	110,000	118,042
Leander, TX, Independent School District, General Obligation:
0.01%, 8/15/2036 (c)	335,000	184,900
2.50%, 8/15/2040 (b) (c)	100,000	100,916
Series A, Zero Coupon, 8/16/2044 (c)	100,000	41,436
Series A, 2.75%, 8/15/2045 (b) (c)	150,000	150,080
Series A, 5.00%, 8/15/2026 (c)	640,000	760,499
Series A, 5.00%, 8/15/2038 (c)	100,000	116,070
Series A, 5.00%, 8/15/2040 (c)	355,000	410,671
Series D, Zero Coupon, 8/15/2024 (c)	130,000	122,554
Series D, Zero Coupon, 8/15/2036 (c)	160,000	84,128
Series D, Zero Coupon, 8/15/2037 (c)	130,000	64,730
Series D, Zero Coupon, 8/15/2040 (c)	90,000	38,308
Lewisville, TX, Independent School District, General Obligation:
3.25%, 8/15/2036 (c)	100,000	107,336
5.00%, 8/15/2023 (c)	300,000	337,254
5.00%, 8/15/2024 (c)	135,000	156,369
5.00%, 8/15/2026 (c)	300,000	366,663
Series A, 4.00%, 8/15/2026 (c)	180,000	204,498
Series A, 4.00%, 8/15/2027 (c)	110,000	124,606
Security Description	Principal Amount	Value
Series A, 5.00%, 8/15/2021 (c)	$105,000	$110,683
Series A, 5.00%, 8/15/2022 (c)	560,000	609,890
Series B, 5.00%, 8/15/2028	525,000	621,752
Little Elm, TX, Independent School District, General Obligation 5.00%, 8/15/2042 (c)	3,000,000	3,671,220
Lone Star, TX, College System, General Obligation:
5.00%, 2/15/2033	400,000	473,440
Series B, 5.00%, 2/15/2021	585,000	604,890
Series B, 5.00%, 2/15/2023	290,000	321,024
Series B, 5.00%, 2/15/2024	295,000	336,731
Series B, 5.00%, 2/15/2025	355,000	416,653
Lubbock, TX, General Obligation:
5.00%, 2/15/2022	160,000	171,451
5.00%, 2/15/2024	410,000	465,834
5.00%, 2/15/2025	2,575,000	3,010,278
5.00%, 2/15/2029	100,000	129,573
Manor, TX, Independent School District, General Obligation 4.00%, 8/1/2044 (c)	355,000	382,718
Montgomery Independent School District 5.00%, 2/15/2028 (c)	245,000	285,535
Montgomery, MD, State General Obligation 5.00%, 3/1/2028	415,000	498,174
Montgomery, TX, Independent School District 5.00%, 2/15/2036 (c)	300,000	345,363
Montgomery, TX, State General Obligation Series A, 4.00%, 3/1/2042	405,000	434,026
North East, TX, Independent School District, General Obligation:
4.00%, 8/1/2032 (c)	230,000	257,204
5.00%, 8/1/2024 (c)	370,000	428,582
5.00%, 8/1/2043 (c)	5,000,000	6,031,050
North Texas, TX, Municipal Water District, Water System Revenue:
5.00%, 9/1/2024	135,000	156,511
5.00%, 9/1/2027	200,000	239,558
5.00%, 9/1/2028	4,020,000	4,810,453
Northside, TX, Independent School District, General Obligation:
4.00%, 8/15/2040 (c)	190,000	210,043
4.00%, 8/15/2045 (c)	275,000	302,093
Northwest, TX, Independent School District, General Obligation:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/15/2029 (c)	$275,000	$320,639
5.00%, 2/15/2042 (c)	380,000	437,152
Series A, 5.00%, 2/15/2025 (c)	55,000	64,666
Series B, 5.00%, 2/15/2023 (c)	230,000	254,536
Series B, 5.00%, 2/15/2026 (c)	260,000	305,154
Pearland, TX, Independent School District, General Obligation 5.00%, 2/15/2030 (c)	490,000	584,795
Plano, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2028 (c)	200,000	241,562
Series A, 5.00%, 2/15/2029 (c)	500,000	601,710
Port Arthur, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2045 (c)	165,000	187,552
Round Rock, TX, Independent School District, General Obligation:
5.00%, 8/1/2026	150,000	183,456
Series A, 5.00%, 8/1/2025 (c)	7,310,000	8,689,689
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2024	280,000	318,808
5.00%, 2/1/2025	125,000	146,533
5.00%, 2/1/2026	2,645,000	3,184,818
5.00%, 2/1/2027	375,000	459,405
5.00%, 2/1/2028	515,000	629,866
5.00%, 2/1/2041	260,000	316,646
5.00%, 2/1/2042	260,000	316,072
San Antonio, TX, General Obligation:
5.00%, 2/1/2027	925,000	1,089,678
5.00%, 2/1/2031	950,000	1,114,739
5.00%, 8/1/2037	320,000	403,757
San Antonio, TX, Independent School District, General Obligation:
4.00%, 8/15/2034 (c)	500,000	587,000
5.00%, 2/15/2023 (c)	2,080,000	2,305,618
5.00%, 2/15/2024 (c)	315,000	360,587
5.00%, 2/15/2027 (c)	510,000	606,533
5.00%, 8/15/2029 (c)	5,000,000	6,310,100
5.00%, 8/15/2043 (c)	620,000	728,996
San Antonio, TX, Water System Revenue:
Series A, 5.00%, 5/15/2026	2,550,000	3,068,542
Series A, 5.00%, 5/15/2029	210,000	249,327
Series A, 5.00%, 5/15/2030	500,000	592,040
Security Description	Principal Amount	Value
Series C, 4.00%, 5/15/2037	$130,000	$139,797
Series C, 5.00%, 5/15/2026	200,000	240,670
Series C, 5.00%, 5/15/2030	160,000	191,960
San Jacinto, TX, Community College District, General Obligation Series A, 4.00%, 2/15/2041	515,000	568,169
Schertz-Cibolo-Universal City Independent School District, General Obligation 4.00%, 2/1/2036 (c)	110,000	118,649
Sherman, TX, Independent School District, General Obligation Series A, 5.00%, 2/15/2041 (c)	550,000	673,447
Spring Independent School District, General Obligation:
5.00%, 8/15/2022 (c)	200,000	218,164
5.00%, 8/15/2025 (c)	280,000	333,838
5.00%, 8/15/2026 (c)	550,000	651,359
Tarrant, TX, Regional Water District Revenue:
5.00%, 3/1/2024	240,000	274,524
5.00%, 3/1/2025	250,000	294,313
5.00%, 3/1/2026	580,000	680,688
Texas, State A&M University Revenue:
Series B, 4.00%, 5/15/2044	265,000	280,018
Series C, 5.00%, 5/15/2025	220,000	261,098
Series E, 5.00%, 5/15/2027	160,000	200,194
Texas, State General Obligation:
5.00%, 8/1/2021	595,000	625,315
5.00%, 10/1/2023	275,000	311,512
5.00%, 4/1/2024	835,000	961,102
5.00%, 4/1/2025	685,000	811,992
5.00%, 4/1/2026	310,000	356,686
5.00%, 4/1/2028	160,000	184,027
5.00%, 4/1/2043	1,450,000	1,706,896
Series A, 4.00%, 10/1/2033	130,000	151,197
Series A, 5.00%, 10/1/2022	375,000	411,019
Series A, 5.00%, 4/1/2023	375,000	417,877
Series A, 5.00%, 10/1/2024	165,000	192,862
Series A, 5.00%, 4/1/2025	160,000	189,662
Series A, 5.00%, 4/1/2026	100,000	121,706
Series A, 5.00%, 10/1/2026	400,000	475,261
Series A, 5.00%, 10/1/2027	280,000	334,351
Series A, 5.00%, 10/1/2028	445,000	519,715
Series A, 5.00%, 4/1/2029	100,000	120,742
Series A, 5.00%, 10/1/2030	105,000	131,682
Series A, 5.00%, 10/1/2032	200,000	249,782
Series A, 5.00%, 4/1/2033	1,025,000	1,229,118
Series A, 5.00%, 4/1/2044	500,000	587,650
Series B, 5.00%, 10/1/2029	100,000	125,765
Series B, 5.00%, 10/1/2033	360,000	448,553

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2023	$240,000	$270,984
5.00%, 10/1/2024	265,000	308,229
5.00%, 10/1/2025	2,160,000	2,584,354
Series A, 3.00%, 10/1/2021	100,000	102,844
Series A, 5.00%, 10/1/2024	545,000	633,906
Series A, 5.00%, 10/1/2025	635,000	759,752
Series A, 5.00%, 10/1/2026	275,000	337,386
Series A, 5.00%, 4/1/2033	260,000	296,093
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	250,000	267,225
Series A, 5.00%, 3/15/2023	200,000	221,804
Series A, 5.00%, 3/15/2025	880,000	1,037,133
Series A, 5.00%, 3/15/2026	735,000	880,056
Series A, 5.00%, 3/15/2028	1,245,000	1,534,923
Series A, 5.00%, 3/15/2029	140,000	172,130
Series A, 5.00%, 3/15/2030	2,335,000	2,864,041
Series A, 5.00%, 3/15/2031	3,395,000	4,152,289
Texas, State Water Development Board Revenue:
4.00%, 8/1/2036	150,000	173,175
4.00%, 10/15/2036	3,675,000	4,191,062
5.00%, 4/15/2024	220,000	252,498
5.00%, 4/15/2026	135,000	163,685
5.00%, 4/15/2027	2,990,000	3,653,032
5.00%, 4/15/2029	340,000	412,794
5.00%, 8/1/2033	3,000,000	3,853,860
5.00%, 10/15/2041	4,050,000	4,781,794
5.00%, 10/15/2043	4,405,000	5,369,519
Series A, 4.00%, 10/15/2033	2,020,000	2,251,108
Series A, 4.00%, 10/15/2037	180,000	207,923
Series A, 4.00%, 10/15/2040	115,000	126,690
Series A, 4.00%, 10/15/2052	125,000	140,476
Series A, 5.00%, 10/15/2020	130,000	132,730
Series A, 5.00%, 4/15/2021	100,000	104,049
Series A, 5.00%, 4/15/2026	135,000	161,931
Series A, 5.00%, 4/15/2027	120,000	149,016
Series A, 5.00%, 10/15/2029	125,000	148,684
Series A, 5.00%, 10/15/2031	575,000	681,921
Series A, 5.00%, 10/15/2040	600,000	702,174
Series B, 5.00%, 10/15/2032	5,570,000	7,074,680
Series B, 5.00%, 10/15/2038	2,020,000	2,512,880
Tomball, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (c)	115,000	135,150
Travis County, TX, General Obligation Series A, 5.00%, 3/1/2023	120,000	133,174
Trinity, TX, River Authority Central Regional Wastewater System Revenue:
5.00%, 8/1/2024	295,000	341,032
Security Description	Principal Amount	Value
5.00%, 8/1/2025	$335,000	$398,228
5.00%, 8/1/2029	4,115,000	5,119,183
5.00%, 8/1/2030	100,000	124,071
5.00%, 8/1/2037	595,000	724,407
University of Houston, Revenue:
Series A, 4.00%, 2/15/2025	265,000	292,491
Series A, 5.00%, 2/15/2024	1,300,000	1,470,729
Series A, 5.00%, 2/15/2025	380,000	441,898
Series A, 5.00%, 2/15/2030	175,000	202,050
Series C, 4.00%, 2/15/2039	1,025,000	1,103,792
University of North Texas Revenue:
Series A, 5.00%, 4/15/2025	200,000	236,590
Series A, 5.00%, 4/15/2027	1,250,000	1,554,137
Series A, 5.00%, 4/15/2029	285,000	350,861
Series A, 5.00%, 4/15/2030	120,000	146,926
Series A, 5.00%, 4/15/2031	115,000	140,655
University of Texas, Permanent University Fund Revenue:
Series A, 5.00%, 7/1/2030	120,000	139,283
Series A, 5.00%, 7/1/2032	120,000	138,697
Series A, 5.25%, 7/1/2029	85,000	101,888
Series A, 5.50%, 7/1/2025	180,000	218,954
Series A, 5.50%, 7/1/2026	125,000	151,698
Series A-BOARD OF REGENTS, 3.00%, 7/1/2031	375,000	401,010
Series B, 4.00%, 7/1/2034	300,000	335,007
Series B, 5.00%, 7/1/2021	150,000	157,301
Series B, 5.00%, 7/1/2024	175,000	201,812
Series B, 5.00%, 7/1/2025	265,000	303,709
Series B, 5.00%, 7/1/2027	60,000	68,524
Series B, 5.00%, 7/1/2029	145,000	168,934
University of Texas, Revenue:
Series B, 2.50%, 8/15/2036 (b)	535,000	543,341
Series B, 2.50%, 8/15/2046 (b)	455,000	462,926
Series B, 4.00%, 8/15/2036	350,000	387,152
Series B, 5.00%, 8/15/2026	340,000	416,714
Series B, 5.00%, 8/15/2027	405,000	463,348
Series C, 3.00%, 8/15/2035	470,000	479,353
Series E, 5.00%, 8/15/2026	140,000	171,588
Series E, 5.00%, 8/15/2027	100,000	125,650
Series F, 2.25%, 8/15/2041 (b)	3,745,000	3,745,000
Series H, 5.00%, 8/15/2022	255,000	278,032
Series I, 5.00%, 8/15/2024	3,055,000	3,551,285
Series J, 5.00%, 8/15/2024	315,000	366,172
Series J, 5.00%, 8/15/2025	260,000	310,739
Series J, 5.00%, 8/15/2026	200,000	245,126
Series J, 5.00%, 8/15/2027	425,000	515,389
Via, TX, Metropolitan Transit Revenue:
5.00%, 7/15/2025	180,000	212,603

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/15/2026	$280,000	$339,237
5.00%, 7/15/2028	505,000	617,176
Waco, TX, General Obligation:
5.00%, 2/1/2023	145,000	160,226
5.00%, 2/1/2024	125,000	142,513
Waller, TX, Consolidated Independent School District:
3.00%, 2/15/2039 (c)	4,000,000	4,234,240
4.00%, 2/15/2044 (c)	2,000,000	2,373,360
Waxahachie, TX, Independent School District, General Obligation 4.00%, 8/15/2045 (c)	170,000	179,088
		384,049,934
UTAH — 0.7%
Alpine, UT, School District, General Obligation 5.00%, 3/15/2024	100,000	114,731
Central Utah, Water Conservancy District Revenue:
Series B, 4.00%, 10/1/2036	530,000	604,205
Series B, 4.00%, 10/1/2037	1,250,000	1,420,800
Series B, 5.00%, 10/1/2027	145,000	182,754
University of Texas, Revenue 5.00%, 8/1/2044	1,250,000	1,534,500
University of Utah, Revenue:
Series A, 5.00%, 8/1/2030	2,365,000	2,941,705
Series B-1, 5.00%, 8/1/2023	170,000	190,815
Series B-1, 5.00%, 8/1/2028	600,000	750,372
Utah, State General Obligation:
5.00%, 7/1/2023	2,800,000	3,144,064
5.00%, 7/1/2025	5,080,000	5,978,824
5.00%, 7/1/2026	2,430,000	2,973,810
5.00%, 7/1/2027	360,000	445,788
5.00%, 7/1/2029	1,655,000	2,151,450
Utah, State Transit Authority, Sales Tax Revenue:
5.00%, 12/15/2033	1,585,000	1,990,063
Series A, 5.00%, 6/15/2028	160,000	189,536
Series A, 5.00%, 6/15/2038	505,000	602,627
		25,216,044
VIRGINIA — 2.3%
Arlington County, VA, General Obligation:
5.00%, 8/15/2021	250,000	263,352
5.00%, 8/15/2032	4,690,000	6,042,033
Series B, 5.00%, 8/15/2027	165,000	202,003
Fairfax County, VA, Economic Development Authority, Improvement Revenue 5.00%, 4/1/2025	335,000	396,570
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2027	500,000	571,180
Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/2036	$305,000	$345,473
Series A, 5.00%, 10/1/2025	185,000	214,915
Series A, 5.00%, 10/1/2032	100,000	120,231
Series B, 4.00%, 10/1/2025	400,000	458,212
Series B, 5.00%, 10/1/2025	200,000	238,966
Fairfax County, VA, Sewer Revenue Series A, 3.50%, 7/15/2036	3,500,000	3,781,995
Fairfax County, VA, Water Authority Revenue 5.00%, 4/1/2041	675,000	818,026
Hampton Roads, VA, Sanitation District, Wastewater Revenue:
Series A, 3.00%, 8/1/2035	250,000	262,635
Series A, 3.00%, 8/1/2036	250,000	261,978
Hampton Roads, VA, Transportation Accountability Commission Revenue:
Series A, 5.00%, 7/1/2033	1,000,000	1,256,200
Series A, 5.00%, 7/1/2036	1,000,000	1,244,950
Series A, 5.00%, 7/1/2038	650,000	804,453
Series A, 5.00%, 7/1/2042	2,495,000	3,067,777
Lynchburg, VA, General Obligation 4.00%, 6/1/2044	160,000	169,994
Richmond, VA, General Obligation Series A, 5.00%, 7/15/2022	1,735,000	1,887,229
Richmond, VA, Public Utility Revenue 4.00%, 1/15/2036	300,000	330,492
University of Virginia, Revenue:
Series A, 5.00%, 4/1/2042	500,000	600,890
Series B, 5.00%, 8/1/2021	8,500,000	8,941,150
Series B, 5.00%, 4/1/2044	5,000,000	5,989,550
Virginia, Beach General Obligation Series B, 5.00%, 9/15/2024	375,000	437,374
Virginia, Commonwealth Transportation Board Revenue:
3.00%, 5/15/2041	300,000	314,001
4.00%, 5/15/2038	3,680,000	4,156,737
5.00%, 3/15/2022	150,000	161,301
5.00%, 9/15/2023	1,800,000	2,034,738
5.00%, 3/15/2025	2,875,000	3,403,540
5.00%, 9/15/2027	2,425,000	2,963,398
5.00%, 9/15/2028	250,000	304,987
5.00%, 3/15/2032	130,000	160,497
Series A, 5.00%, 5/15/2029	4,695,000	5,863,539
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2024	320,000	364,186
5.00%, 2/1/2025	155,000	181,243

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 2/1/2031	$3,410,000	$4,176,704
Series A, 5.00%, 2/1/2021	380,000	392,342
Series A, 5.00%, 2/1/2022	110,000	117,773
Series A, 5.00%, 2/1/2023	150,000	165,708
Series A, 5.00%, 9/1/2028	1,835,000	2,236,461
Series A, 5.00%, 2/1/2031	500,000	584,800
Series B, 5.00%, 2/1/2022	100,000	107,066
Series D, 5.00%, 2/1/2023	250,000	276,180
Series D, 5.00%, 2/1/2024	210,000	238,997
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2022	710,000	769,086
Series B, 5.00%, 6/1/2026	200,000	237,880
Series B, 5.00%, 6/1/2028	3,495,000	4,149,264
Virginia, State Public Building Authority Revenue:
Series A, 3.00%, 8/1/2029	490,000	523,139
Series A, 3.00%, 8/1/2032	210,000	224,299
Series A, 4.00%, 8/1/2034	820,000	968,633
Series A, 4.00%, 8/1/2035	260,000	305,947
Series A, 5.00%, 8/1/2025	100,000	119,386
Series A, 5.00%, 8/1/2029	150,000	188,144
Series B, 5.00%, 8/1/2022	150,000	163,226
Series B, 5.00%, 8/1/2024	740,000	858,185
Virginia, State Public School Authority Revenue 5.00%, 8/1/2025	175,000	207,632
Virginia, State Resource Authority Infrastructure Revenue:
5.00%, 10/1/2026	250,000	298,967
5.00%, 10/1/2027	515,000	615,873
5.00%, 11/1/2040	2,500,000	2,947,675
5.00%, 11/1/2045	160,000	188,558
Series B, 5.00%, 11/1/2023	20,000	21,196
		79,698,916
WASHINGTON — 4.5%
Auburn, WA, School District No 408 of King & Pierce Counties, General Obligation 5.00%, 12/1/2029	150,000	187,892
Central Puget Sound, WA, Regional Transit Authority Revenue:
Series S1, 5.00%, 11/1/2025	185,000	222,285
Series S1, 5.00%, 11/1/2035	335,000	404,817
Series S-1, 5.00%, 11/1/2025	160,000	192,246
Series S-1, 5.00%, 11/1/2027	85,000	101,928
Series S-1, 5.00%, 11/1/2030	385,000	458,473
Series S-1, 5.00%, 11/1/2035	105,000	123,987
Energy Northwest, WA, Electric Revenue:
5.00%, 7/1/2023	5,000,000	5,563,550
5.00%, 7/1/2025	180,000	211,390
5.00%, 7/1/2026	535,000	630,669
Security Description	Principal Amount	Value
5.00%, 7/1/2028	$145,000	$179,935
Series A, 5.00%, 7/1/2023	4,050,000	4,506,475
Series A, 5.00%, 7/1/2025	205,000	241,884
Series A, 5.00%, 7/1/2026	930,000	971,143
Series A, 5.00%, 7/1/2027	3,290,000	3,550,145
Series A, 5.00%, 7/1/2028	1,460,000	1,629,742
Series A, 5.00%, 7/1/2033	545,000	657,379
Series A, 5.00%, 7/1/2036	1,370,000	1,692,923
Series A, 5.00%, 7/1/2038	175,000	202,550
Series C, 5.00%, 7/1/2027	125,000	143,148
Series C, 5.00%, 7/1/2030	290,000	357,730
Series C-PROJ 1 ELEC REV, 5.00%, 7/1/2025	180,000	211,390
Series C-PROJECT 3 ELEC REV, 5.00%, 7/1/2026	465,000	548,151
King & Snohomish Counties School District No. 417 Northshore, General Obligation:
5.00%, 12/1/2035	3,000,000	3,731,550
5.00%, 12/1/2036	3,000,000	3,716,220
King County, School District No. 401 Highline, General Obligation:
3.13%, 12/1/2032	470,000	500,846
4.00%, 12/1/2035	1,300,000	1,459,913
King County, School District No. 405 Bellevue, General Obligation:
5.00%, 12/1/2026	130,000	160,905
5.00%, 12/1/2029	300,000	367,236
King County, School District No. 411 Issaquah, General Obligation:
3.00%, 12/1/2030	775,000	841,588
5.00%, 12/1/2028	100,000	122,626
5.00%, 12/1/2031	100,000	124,817
5.00%, 12/1/2032	300,000	373,644
King County, School District No. 414, Lake Washington, General Obligation:
4.00%, 12/1/2026	110,000	126,844
4.00%, 12/1/2030	2,500,000	2,834,525
5.00%, 12/1/2022	1,040,000	1,145,383
5.00%, 12/1/2030	2,665,000	3,293,514
5.00%, 12/1/2031	2,035,000	2,508,870
King County, WA, General Obligation:
5.00%, 7/1/2025	170,000	199,391
5.00%, 7/1/2027	160,000	187,378
5.00%, 7/1/2029	560,000	652,725
5.00%, 7/1/2031	225,000	261,581
Series E, 5.00%, 12/1/2028	225,000	269,325
Series E, 5.00%, 12/1/2029	305,000	364,353
King County, WA, Sewer Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/2042	$200,000	$240,880
Series A, 4.00%, 7/1/2035	1,765,000	1,952,902
Series B, 5.00%, 7/1/2027	125,000	144,208
Series B, 5.00%, 7/1/2041	100,000	118,611
Pierce County, School District No. 10 Tacoma, General Obligation:
5.00%, 12/1/2027	120,000	143,496
5.00%, 12/1/2034	100,000	115,162
5.00%, 12/1/2039	180,000	209,797
5.25%, 12/1/2038	500,000	583,120
Pierce County, School District No. 3 Puyallup, General Obligation:
5.00%, 12/1/2030	495,000	612,498
5.00%, 12/1/2031	4,750,000	6,129,542
5.00%, 12/1/2032	5,850,000	7,530,061
Seattle, WA, Drainage & Wastewater Revenue:
4.00%, 7/1/2036	200,000	230,172
4.00%, 4/1/2041	200,000	220,036
Seattle, WA, General Obligation:
5.00%, 6/1/2026	100,000	115,257
5.00%, 1/1/2038	2,040,000	2,450,101
Series A, 5.00%, 6/1/2023	100,000	111,949
Series A, 5.00%, 6/1/2024	225,000	260,123
Series A, 5.00%, 6/1/2025	1,760,000	2,094,330
Series A, 5.00%, 6/1/2026	5,870,000	6,975,321
Seattle, WA, Municipal Light & Power Revenue Series B, 4.00%, 5/1/2045	175,000	188,862
Seattle, WA, Water System Revenue:
5.00%, 5/1/2024	100,000	115,227
5.00%, 8/1/2030	200,000	245,608
Snohomish County, School District No. 201 Snohomish, General Obligation 5.00%, 12/1/2027	2,500,000	2,989,500
Tacoma, WA, General Obligation:
Series A, 5.00%, 12/1/2031	295,000	359,024
Series A, 5.00%, 12/1/2032	360,000	437,368
University of Washington, Revenue:
Series A, 4.00%, 12/1/2041	300,000	324,618
Series B, 5.00%, 6/1/2027	120,000	138,689
Series B, 5.00%, 6/1/2037	3,090,000	3,473,840
Washington, State General Obligation:
5.00%, 8/1/2022	6,125,000	6,669,512
5.00%, 8/1/2023	100,000	112,419
5.00%, 2/1/2030	4,000,000	5,260,120
5.00%, 8/1/2033	255,000	313,951
5.00%, 2/1/2036	1,500,000	1,922,040
Security Description	Principal Amount	Value
5.00%, 8/1/2040	$7,410,000	$8,780,628
5.00%, 8/1/2044	725,000	901,059
Series 201, 5.00%, 8/1/2040	3,080,000	3,576,866
Series 2016A, 5.00%, 7/1/2021	5,165,000	5,417,723
Series 2016A, 5.00%, 7/1/2024	165,000	190,798
Series 2017-A, 5.00%, 8/1/2041	2,700,000	3,194,100
Series A, 5.00%, 8/1/2027	225,000	266,823
Series A, 5.00%, 8/1/2031	330,000	398,699
Series A, 5.00%, 8/1/2034	300,000	360,648
Series A, 5.00%, 8/1/2035	1,245,000	1,501,095
Series A, 5.00%, 8/1/2037	310,000	376,238
Series A, 5.00%, 8/1/2041	1,645,000	1,975,316
Series A, 5.00%, 8/1/2043	3,700,000	4,520,660
Series A-1, 5.00%, 8/1/2024	370,000	428,922
Series A-1, 5.00%, 8/1/2033	120,000	141,092
Series A-1, 5.00%, 8/1/2034	300,000	352,227
Series A-1, 5.00%, 8/1/2036	550,000	642,988
Series A-1, 5.00%, 8/1/2040	300,000	348,396
Series B, 5.00%, 7/1/2024	115,000	132,980
Series B, 5.00%, 2/1/2029	135,000	157,650
Series B, 5.00%, 7/1/2029	530,000	634,177
Series B, 5.00%, 7/1/2031	355,000	422,617
Series B, 5.00%, 7/1/2033	285,000	338,249
Series B, 5.00%, 2/1/2037	500,000	576,555
Series C, 5.00%, 2/1/2022	9,260,000	9,917,830
Series C, 5.00%, 2/1/2023	100,000	110,619
Series C, 5.00%, 2/1/2032	105,000	125,130
Series C, 5.00%, 2/1/2035	450,000	520,713
Series C, 5.00%, 2/1/2039	3,000,000	3,520,290
Series D, 5.00%, 2/1/2021	325,000	335,611
Series D, 5.00%, 2/1/2029	250,000	299,935
Series D, 5.00%, 2/1/2037	100,000	117,827
Series D, 5.00%, 2/1/2041	850,000	1,010,692
Series R, 5.00%, 7/1/2026	120,000	140,412
Series R-2015, 4.00%, 7/1/2026	450,000	498,798
Series R-2015-D, 5.00%, 7/1/2027	335,000	390,975
Series R-2015E, 5.00%, 7/1/2021	125,000	131,116
Series R-2015E, 5.00%, 7/1/2024	175,000	202,361
Series R-2015E, 5.00%, 7/1/2025	315,000	368,900
Series R-2015E, 5.00%, 7/1/2026	65,000	76,057
Series R-2017A, 5.00%, 8/1/2022	255,000	277,670
Series R-2017A, 5.00%, 8/1/2023	100,000	112,419
Series R-2017A, 5.00%, 8/1/2027	500,000	609,485

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series R-2017C, 5.00%, 8/1/2022	$460,000	$500,894
Series R-2017C, 5.00%, 8/1/2024	350,000	405,738
Series R-2017C, 5.00%, 8/1/2025	135,000	160,940
Series R-2018D, 5.00%, 8/1/2029	290,000	361,453
Series R-H, 5.00%, 7/1/2026	110,000	128,711
		154,982,492
WEST VIRGINIA — 0.2%
Washington, State General Obligation Series B-GROUP 2, 5.00%, 12/1/2038	1,000,000	1,235,490
West Virginia, Parkways Authority Revenue 5.00%, 6/1/2043	2,000,000	2,444,860
West Virginia, State General Obligation:
5.00%, 6/1/2044	500,000	615,900
Series A, 5.00%, 6/1/2024	140,000	161,854
Series A, 5.00%, 6/1/2025	230,000	273,944
Series A, 5.00%, 6/1/2026	130,000	159,177
Series B-GROUP 2, 4.00%, 6/1/2042	750,000	830,910
Series B-GROUP 2, 4.00%, 12/1/2042	475,000	525,920
Series B-GROUP 2, 5.00%, 6/1/2040	750,000	924,885
		7,172,940
WISCONSIN — 1.6%
Ashwaubenon, WI, Community Development Authority Revenue 3.00%, 6/1/2044	1,775,000	1,845,237
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	110,000	120,406
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2022	200,000	210,446
Series N4 & B5 CORP, 5.00%, 4/1/2024	125,000	143,403
Series N4 & B5 CORP, 5.00%, 4/1/2027	895,000	1,110,373
Public Finance Authority, WI, Lease Development Revenue:
5.00%, 3/1/2029	300,000	359,562
5.00%, 3/1/2036	510,000	599,872
Wisconsin, Revenue:
Series A, 5.00%, 5/1/2028	7,000,000	8,639,750
Series B, 5.00%, 5/1/2031	105,000	125,089
Series B, 5.00%, 5/1/2032	550,000	653,477
Series B, 5.00%, 5/1/2033	115,000	136,199
Series B, 5.00%, 5/1/2034	275,000	325,171
Security Description	Principal Amount	Value
Series B, 5.00%, 5/1/2035	$350,000	$412,310
Wisconsin, State Clean Water Revenue:
5.00%, 6/1/2029	1,610,000	1,855,605
5.00%, 6/1/2030	1,785,000	2,057,302
5.00%, 6/1/2031	1,330,000	1,532,891
Wisconsin, State Department of Transportation Revenue:
Series 1, 5.00%, 7/1/2024	205,000	237,605
Series 1, 5.00%, 7/1/2026	1,270,000	1,551,648
Series A, 5.00%, 7/1/2031	320,000	366,173
Wisconsin, State Environmental Improvement Fund Revenue:
Series A, 5.00%, 6/1/2026	140,000	166,748
Series A, 5.00%, 6/1/2027	330,000	392,502
Series A, 5.00%, 6/1/2034	965,000	1,129,301
Wisconsin, State General Obligation:
5.00%, 5/1/2024	735,000	847,558
5.00%, 5/1/2025	5,085,000	6,042,150
5.00%, 5/1/2027	135,000	160,264
5.00%, 11/1/2028	205,000	256,098
5.00%, 5/1/2029	160,000	189,336
Series 1, 5.00%, 5/1/2024	110,000	123,058
Series 1, 5.00%, 11/1/2025	290,000	344,587
Series 1, 5.00%, 11/1/2027	275,000	326,167
Series 1, 5.00%, 5/1/2030	2,000,000	2,660,180
Series 2, 5.00%, 11/1/2022	500,000	549,285
Series 2, 5.00%, 11/1/2024	1,145,000	1,340,600
Series 2, 5.00%, 11/1/2025	1,410,000	1,699,233
Series 2, 5.00%, 11/1/2026	6,295,000	7,792,895
Series 2, 5.00%, 11/1/2027	1,780,000	2,229,397
Series 3, 5.00%, 11/1/2023	180,000	197,550
Series 3, 5.00%, 11/1/2031	530,000	656,988
Series 4, 5.00%, 5/1/2025	375,000	439,061
Series A, 5.00%, 5/1/2026	355,000	409,343
Series A, 5.00%, 5/1/2027	1,045,000	1,233,718
Series A, 5.00%, 5/1/2028	920,000	1,027,428
Series A, 5.00%, 5/1/2035	130,000	153,134
Series B, 4.00%, 5/1/2023	355,000	385,736
Series C, 5.00%, 5/1/2029	300,000	346,170
Series D, 4.00%, 5/1/2029	105,000	115,503
Series D, 5.00%, 5/1/2032	120,000	137,344
Series D, 5.00%, 5/1/2033	1,240,000	1,422,404
		55,056,257
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,265,793,919)		3,402,472,335

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (e) (f) (Cost $9,478,211)	9,478,211	$9,478,211
TOTAL INVESTMENTS — 99.3% (Cost $3,275,272,130)		3,411,950,546
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		24,582,325
NET ASSETS — 100.0%		$3,436,532,871
(a)	When-issued security.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	3.8%
Assured Guaranty Municipal Corp.	0.1%
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,402,472,335	$—	$3,402,472,335
Short-Term Investment	9,478,211	—	—	9,478,211
TOTAL INVESTMENTS	$9,478,211	$3,402,472,335	$—	$3,411,950,546
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,244,002	$4,244,002	$300,683,073	$295,448,864	$—	$—	9,478,211	$9,478,211	$96,973
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.7%
ALABAMA — 1.4%
Alabama, ST, Industrial Development Authority Revenue 6.45%, 12/1/2023	$400,000	$376,420
Birmingham, AL, Special Care Facilities Financing Authority Revenue Series S, 5.75%, 6/1/2045	1,335,000	1,347,282
Hoover,AL, Industrial Development Board Environmental Improvement Revenue 5.75%, 10/1/2049	2,500,000	2,229,925
Infirmary Health System, AL, Special Care Facilities Financing Authority of Mobile Revenue:
Series A, 3.00%, 2/1/2029	105,000	109,077
Series A, 3.00%, 2/1/2030	200,000	207,206
Jefferson County, AL, Sewer Warrant Revenue:
Series A, 5.25%, 10/1/2048 (a)	240,000	267,638
Series D, 6.00%, 10/1/2042	1,210,000	1,395,058
Series D, 6.50%, 10/1/2053	2,010,000	2,334,897
Spring Hill College Educational Building Authority of Mobile Revenue 5.88%, 4/15/2045	1,600,000	1,598,912
Tuscaloosa County, AL, Industrial Development Authority Revenue:
Series A, 4.50%, 5/1/2032 (b)	1,000,000	950,670
Series A, 5.25%, 5/1/2044 (b)	2,420,000	2,327,096
		13,144,181
ALASKA — 0.4%
Matanuska Susitna Boro, AK, Leas Revenue 5.25%, 9/1/2027	120,000	142,736
Northern, AK, Tobacco Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2032	500,000	500,055
Series A, 5.00%, 6/1/2046	2,890,000	2,890,318
Series B, Zero Coupon, 6/1/2046	3,200,000	346,720
University of Alaska, AK, Revenue Series T, 5.00%, 10/1/2039	150,000	163,182
		4,043,011
AMERICAN SAMOA — 0.1%
American Samoa, AS, Economic Development Authority Revenue Series A, 6.63%, 9/1/2035	1,000,000	1,125,230
Security Description	Principal Amount	Value
ARIZONA — 2.1%
Arizona Industrial Development Authority Revenue:
5.00%, 7/1/2039 (b)	$365,000	$354,430
5.00%, 7/1/2049 (b)	500,000	446,515
5.00%, 7/1/2054 (b)	500,000	440,050
Series A, 3.63%, 5/20/2033	496,551	507,689
Series A, 4.00%, 7/15/2030 (b)	145,000	140,820
Series A, 5.00%, 7/15/2049 (b)	500,000	470,700
Series A, 5.25%, 7/1/2047 (b)	240,000	225,127
Series A, 6.38%, 6/1/2039 (b)	1,000,000	951,140
Series B, 5.00%, 3/1/2037 (b)	75,000	72,422
Series B, 5.00%, 3/1/2042 (b)	70,000	66,167
Series D, 5.00%, 7/1/2051 (b)	185,000	167,934
Series G, 5.00%, 7/1/2047 (b)	100,000	91,787
Glendale, AZ, Industrial Development Authority Revenue:
5.00%, 11/15/2045	1,070,000	951,241
5.25%, 11/15/2046	1,010,000	961,318
Maricopa County, AZ, Industrial Development Authority, Revenue:
5.00%, 7/1/2049 (b)	595,000	553,552
6.00%, 7/1/2052 (b)	1,000,000	1,017,440
Phoenix, AZ, Industrial Development Authority Education Revenue:
4.00%, 10/1/2041	30,000	32,048
5.00%, 7/1/2035 (b)	1,325,000	1,312,638
Pima Country, AZ, Industrial Development Authority, Education Revenue 5.00%, 6/15/2034 (b)	100,000	95,202
Pima County, AZ, Industrial Development Authority Education Revenue:
5.00%, 6/15/2047 (b)	1,000,000	876,450
5.25%, 7/1/2036	315,000	267,614
6.00%, 7/1/2048	1,070,000	922,030
6.75%, 2/1/2050 (b)	310,000	313,903
Series A, 7.38%, 7/1/2049	100,000	101,741
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A, 9.75%, 5/1/2025	890,000	941,816
Salt Verde, AZ, Financial Corp. Revenue:
5.00%, 12/1/2032	2,470,000	2,871,770
5.00%, 12/1/2037	2,055,000	2,417,995
5.25%, 12/1/2027	265,000	308,213
5.25%, 12/1/2028	105,000	123,017
Tempe, AZ, Industrial Development Authority Revenue Series A, 6.13%, 10/1/2052 (b)	500,000	503,730

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Watson Road, AZ, Community Facilities District Revenue, Special Assessment 5.75%, 7/1/2022	$300,000	$300,726
		18,807,225
ARKANSAS — 0.4%
Arkansas Development Finance Authority Industrial Development Revenue 4.50%, 9/1/2049 (b)	2,000,000	1,787,120
Baxter Country, AR, Hospital Revenue Series A, 3.00%, 9/1/2028	100,000	102,196
Pulaski County, AR, Public Facilities Board Revenue:
5.25%, 7/1/2033	510,000	525,341
5.50%, 7/1/2043	830,000	853,182
		3,267,839
CALIFORNIA — 10.9%
Alameda, CA, Corridor Transportation Authority Revenue:
Series B, 3.00%, 10/1/2034 (a)	175,000	178,724
Series B, 5.00%, 10/1/2037	500,000	553,270
Antelope Valley, CA, Health Care District Revenue:
Series A, 5.00%, 3/1/2026	450,000	490,504
Series A, 5.00%, 3/1/2041	665,000	674,317
Brentwood, CA, Infrastructure Financing Authority, Special Assessment Series B, 4.00%, 9/2/2030	145,000	157,572
California Community Housing Agency, Essential Revenue:
Series A, 5.00%, 2/1/2050 (b)	1,415,000	1,425,839
Series S, 5.00%, 8/1/2049 (b)	500,000	503,675
California Community Housing Agency, Workforce Housing Revenue Series A, 5.00%, 4/1/2049 (b)	405,000	407,912
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue:
, 6/1/2046	4,020,000	683,359
5.25%, 6/1/2045	115,000	115,025
5.25%, 6/1/2046	105,000	93,935
5.45%, 6/1/2028	1,000,000	1,000,020
Series A, 5.25%, 6/1/2045	175,000	175,039
Series C, Zero Coupon, 6/1/2057	5,000,000	523,900
California Infrastructure & Economic Development Bank Revenue Series A, 5.25%, 10/1/2034	110,000	116,743
Security Description	Principal Amount	Value
California Statewide Communities Development Authority Revenue Series B, 5.00%, 7/1/2032	$195,000	$223,133
California Statewide Communities Development Authority, Hospital Revenue 4.25%, 1/1/2043	480,000	526,440
California, Health Facilities Financing Authority Revenue:
3.00%, 3/1/2039	1,015,000	1,026,348
Series A, 4.00%, 3/1/2039	375,000	396,566
Series A, 4.00%, 8/15/2049	475,000	517,660
California, Municipal Finance Authority Revenue:
4.00%, 7/15/2029	6,460,000	6,474,600
5.00%, 6/30/2027	205,000	227,991
5.00%, 6/30/2028	100,000	111,888
5.00%, 12/31/2031	1,000,000	1,102,390
5.00%, 10/1/2039 (b)	150,000	143,517
5.00%, 7/1/2046 (b)	500,000	501,025
5.00%, 6/1/2048	600,000	634,746
5.25%, 1/1/2045	1,000,000	831,070
Series A, 2.40%, 10/1/2044 (c)	2,600,000	2,515,916
Series A, 5.00%, 7/1/2034	280,000	321,938
Series A, 5.00%, 7/1/2047	185,000	201,219
Series A, 5.00%, 7/1/2049 (b)	1,250,000	1,234,750
Series A, 5.25%, 11/1/2041	1,000,000	1,080,420
California, Municipal Finance Authority, Student Housing Revenue:
5.00%, 5/15/2049	1,000,000	1,060,690
5.00%, 5/15/2051	265,000	279,533
5.00%, 5/15/2052	500,000	529,600
California, Pollution Control Financing Authority Revenue:
4.30%, 7/1/2040	350,000	378,997
5.00%, 11/21/2045 (b)	500,000	489,360
7.00%, 7/1/2022 (b)	250,000	137,380
8.00%, 7/1/2039 (b)	1,000,000	548,150
California, School Finance Authority Revenue:
5.00%, 6/1/2054 (b)	250,000	251,178
Series A, 5.00%, 7/1/2047 (b)	250,000	242,030
California, Statewide Communities Development Authority Revenue:
2.63%, 11/1/2033 (c)	345,000	353,194
4.00%, 4/1/2042	130,000	140,573
5.00%, 5/15/2033	240,000	269,194
5.25%, 12/1/2034	800,000	880,704
5.25%, 12/1/2038 (b)	1,475,000	1,639,669
5.25%, 7/1/2039 (b)	2,000,000	2,066,420
5.25%, 12/1/2044	1,500,000	1,595,640
5.50%, 12/1/2054	1,000,000	1,065,870
Series A, 3.00%, 8/15/2036	205,000	212,017

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 3.50%, 11/1/2027 (b)	$285,000	$280,144
Series A, 5.00%, 12/1/2029 (b)	1,000,000	1,125,020
Series A, 5.00%, 9/2/2039	1,000,000	1,114,260
Series A, 5.00%, 12/1/2046 (b)	2,080,000	2,191,800
Series A, 5.25%, 11/1/2044 (b)	300,000	305,973
Series A, 5.25%, 12/1/2056 (b)	2,325,000	2,470,219
Series A, 5.50%, 7/1/2039 (d)	465,000	365,629
Series A, 5.75%, 7/1/2030 (d)	945,000	743,053
Series A, 5.75%, 7/1/2035 (d)	100,000	78,630
California, Statewide Financing Authority Revenue Series D, Zero Coupon, 6/1/2055	15,750,000	622,912
Capistrano Unified School District Community Facilities District, Special Tax Revenue Zero Coupon, 9/1/2032 (a)	400,000	291,064
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	104,651
Dublin, CA, Community Facilities District Improvement Area No. 2015-1, Special Tax Revenue 5.00%, 9/1/2037	175,000	194,640
Elk Grove, CA, Finance Authority, Special Tax Revenue 5.00%, 9/1/2046	800,000	858,720
Folsom Ranch, CA, Financing Authority, Special Tax Revenue 5.00%, 9/1/2047	1,250,000	1,363,350
Foothill-Eastern Transportation Corridor Agency, CA, Revenue:
Series A, 5.00%, 1/15/2042 (a)	455,000	507,120
Series A, 5.75%, 1/15/2046	775,000	847,796
Series B1, 3.95%, 1/15/2053	1,130,000	1,180,906
Series C, 6.25%, 1/15/2033	500,000	565,375
Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue:
Series A-1, 5.00%, 6/1/2030	1,500,000	1,760,700
Series A-1, 5.00%, 6/1/2047	5,195,000	4,984,654
Series A-1, 5.25%, 6/1/2047	4,660,000	4,554,777
Series A-2, 5.30%, 6/1/2037	2,100,000	2,105,775
Series B, Zero Coupon, 6/1/2047	12,590,000	2,232,711
Inland Empire, CA, Tobacco Securitization Authority, Tobacco Settlement Revenue:
Zero Coupon, 6/1/2036	500,000	170,720
Zero Coupon, 6/1/2057	5,000,000	304,900
Irvine, CA, Special Tax Revenue Series A, 4.00%, 9/1/2049	1,000,000	1,022,660
Lake Elsinore, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2035	920,000	999,037
Security Description	Principal Amount	Value
Long Beach Bond Finance Authority Series A, 5.00%, 11/15/2035	$140,000	$169,711
Long Beach, CA, Bond Finance Authority, Tax Allocation:
Series A, 5.00%, 11/15/2029	100,000	118,838
Series A, 5.50%, 11/15/2030	270,000	335,110
Series A, 5.50%, 11/15/2037	550,000	704,418
Series C, 5.50%, 8/1/2031 (a)	245,000	301,044
Menifee Union School District Special Tax Revenue Series A, 5.00%, 9/1/2048	500,000	547,530
M-S-R, CA, Energy Authority Revenue:
Series A, 6.50%, 11/1/2039	775,000	1,083,062
Series B, 6.50%, 11/1/2039	850,000	1,187,875
Series B, 7.00%, 11/1/2034	400,000	552,908
Series C, 6.13%, 11/1/2029	295,000	355,974
Oakland, CA, Unified School District, General Obligation:
5.00%, 8/1/2026 (a)	570,000	669,870
Series A, 5.00%, 8/1/2032 (a)	100,000	121,157
Series A, 5.00%, 8/1/2033	65,000	75,522
Orange County, CA, Community Facilities District Revenue:
Series A, 5.00%, 8/15/2042	500,000	558,895
Series A, 5.00%, 8/15/2046	550,000	598,922
Oroville, CA, Hospital Authority Revenue 5.25%, 4/1/2049	1,750,000	1,941,467
Palomar Health, CA, General Obligation Series B, 3.00%, 8/1/2037	100,000	103,162
Port of Oakland, CA, Revenue Series P, 5.00%, 5/1/2029	370,000	394,742
Riverside County, CA, Public Financing Authority Revenue:
4.13%, 11/1/2040	610,000	666,144
5.25%, 11/1/2040	100,000	118,298
Romoland, CA, School District, Special Tax Revenue 5.00%, 9/1/2041	445,000	492,553
Roseville, CA, Natural Gas Financing Authority Revenue:
5.00%, 2/15/2024	200,000	219,072
5.00%, 2/15/2026	155,000	176,120
Roseville, CA, Special Tax Revenue:
5.00%, 9/1/2044	255,000	271,478
5.00%, 9/1/2047 (b)	1,000,000	1,085,940
Sacramento County, CA, Special Tax Revenue:
5.00%, 9/1/2040	990,000	1,085,357
5.00%, 9/1/2045	100,000	108,857
5.00%, 9/1/2046	830,000	902,774

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Sacramento, CA, City Financing Authority Revenue Series E, 5.25%, 12/1/2030 (a)	$500,000	$647,920
San Buenaventura, CA, Revenue:
7.50%, 12/1/2041	730,000	786,889
8.00%, 12/1/2026	650,000	714,636
San Diego County, CA, Regional Airport Authority Revenue:
Series B, 5.00%, 7/1/2027	270,000	294,583
Series B, 5.00%, 7/1/2042	190,000	216,433
San Francisco City & County Airport Comm-San Francisco International Airport Revenue:
Series A, 5.00%, 5/1/2044	2,760,000	3,197,902
Series B, 5.00%, 5/1/2047	120,000	140,789
Series E, 4.00%, 5/1/2050	1,000,000	1,053,470
San Francisco, CA, Community College District General Obligation 5.00%, 6/15/2023	150,000	166,634
San Gorgonio, CA, Memorial Health Care District General Obligation 5.00%, 8/1/2039	400,000	443,220
San Joaquin Hills, CA, Transportation Corridor Agency Revenue:
Series A, 5.00%, 1/15/2044	500,000	530,495
Series B, 5.25%, 1/15/2049	400,000	426,764
Silicon Valley, CA, Tobacco Securitization Authority Revenue Series C, Zero Coupon, 6/1/2056	5,250,000	462,735
Southern, CA, Public Power Authority Revenue Series A, 5.00%, 11/1/2033	790,000	944,650
Sulphur Springs, CA, Union School District Special Tax Revenue 5.00%, 9/1/2043	75,000	81,790
Temecula, CA, Public Financing Authority Revenue 6.25%, 9/1/2047 (b)	100,000	102,220
Tobacco Securitization Authority of Northern California, CA, Tobacco Settlement Revenue:
, 6/1/2046	5,750,000	860,923
Series A-1, 5.50%, 6/1/2045	745,000	696,441
Series B, Zero Coupon, 6/1/2045	1,000,000	192,780
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	750,000	574,552
Tustin, CA, Community Facilities District, Special Tax Revenue Series A, 5.00%, 9/1/2037	105,000	114,315
Security Description	Principal Amount	Value
West Sacramento, CA, Financing Authority Revenue 5.00%, 9/1/2025	$540,000	$583,535
Western Hills, CA, Water District Revenue 5.30%, 9/1/2031 (e)	275,000	192,500
		99,031,822
COLORADO — 2.3%
Berthoud-Heritage Metropolitan District No. 1, CO, Revenue 5.63%, 12/1/2048	1,500,000	1,417,470
Colorado Educational & Cultural Facilities Authority Revenue:
Series A, 5.00%, 10/1/2039 (b)	595,000	589,877
Series A, 5.00%, 10/1/2049 (b)	540,000	519,858
Colorado Health Facilities Authority Hospital Revenue Series A-, 5.00%, 8/1/2039	1,000,000	1,086,940
Colorado International Center, CO, Metropolitan District No. 14, General Obligation 5.88%, 12/1/2046	500,000	447,865
Colorado, Educational & Cultural Facilities Authority Revenue 4.13%, 11/15/2044	225,000	230,411
Colorado, Health Facilities Authority Revenue:
5.00%, 1/1/2037	1,750,000	1,690,167
Series A, 5.30%, 7/1/2037	500,000	409,515
Series B, 5.00%, 5/15/2048	1,070,000	930,633
Colorado, High Performance Transportation Enterprise Revenue 5.00%, 12/31/2056	500,000	506,915
Denver City & County, CO, Special Facilities Revenue 5.00%, 10/1/2032	1,335,000	1,316,710
Denver, CO, Health & Hospital Authority Revenue:
Series A, 4.00%, 12/1/2039	500,000	556,590
Series A, 5.00%, 12/1/2039	40,000	43,532
Series A, 5.25%, 12/1/2045	370,000	404,762
Denver, CO, Urban Renewal Authority Revenue Series A, 5.25%, 12/1/2039 (b)	100,000	93,924
Dominion Water & Sanitation District, CO, Revenue 5.75%, 12/1/2036	1,000,000	1,037,510
E-470, CO, Public Highway Authority Revenue Series B, Zero Coupon, 9/1/2037 (a)	475,000	226,851
Foothills Metropolitan District, CO, Special Assessment 6.00%, 12/1/2038	1,500,000	1,473,450

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Fourth Street Crossing Business Improvement District, CO, Revenue Series A, 5.13%, 12/1/2038 (b)	$500,000	$439,745
Great Western, CO, Metropolitan District, General Obligation Series A-1, 9.00%, 8/1/2039	1,000,000	855,110
Metropolitan District, CO, Heritage Todd Creek Metropolitan District, General Obligation 6.13%, 12/1/2044	1,000,000	950,580
Painted Prairie Public Improvement Authority 5.00%, 12/1/2049	1,740,000	1,521,665
Plaza, CO, Metropolitan District No. 1 Revenue 4.50%, 12/1/2030 (b)	1,000,000	990,770
Public Authority for Colorado State, Energy Revenue 6.50%, 11/15/2038	735,000	1,040,576
Regional, CO, Transportation District, Private Activity Revenue:
6.00%, 1/15/2034	300,000	301,791
6.00%, 1/15/2041	100,000	100,597
Southglenn, CO, Metropolitan District, General Obligation 3.50%, 12/1/2026	750,000	708,855
Talon Pointe Metropolitan District General Obligation Series A, 5.25%, 12/1/2039	500,000	446,405
Velocity Metropolitan District No. 3, CO, General Obligation 5.38%, 12/1/2039	1,000,000	960,640
		21,299,714
CONNECTICUT — 1.1%
Connecticut State Health & Educational Facilities Authority Revenue:
Series A, 4.00%, 7/1/2038	400,000	451,312
Series F, 5.00%, 7/1/2037	925,000	972,425
Series G-1, 5.00%, 7/1/2050 (b)	500,000	572,620
Connecticut, State Development Authority, Airport Facilities Revenue 7.95%, 4/1/2026	300,000	278,463
Connecticut, State General Obligation:
Series A, 5.00%, 10/15/2026	285,000	289,520
Series B, 5.00%, 4/15/2029	400,000	425,692
Series B, 5.00%, 4/15/2032	130,000	137,754
Series D, 5.00%, 11/1/2023	130,000	136,456
Series E, 4.00%, 9/15/2028	125,000	130,504
Series E, 5.00%, 9/15/2026	100,000	107,968
Series F, 5.00%, 11/15/2025	100,000	114,403
Security Description	Principal Amount	Value
Connecticut, State Health & Educational Facilities Authority Revenue:
Series A, 5.00%, 9/1/2046 (b)	$110,000	$105,938
Series A, 5.00%, 9/1/2053 (b)	500,000	478,110
Series B, 4.00%, 7/1/2034	130,000	136,543
Series F, 3.50%, 7/1/2026	5,000	4,988
Series F, 4.00%, 7/1/2030	100,000	101,221
Series J, 5.00%, 7/1/2042	1,205,000	1,228,232
Series L, 4.00%, 7/1/2034	250,000	269,870
Series L, 4.13%, 7/1/2041	500,000	529,485
Series R, 3.38%, 7/1/2037	190,000	196,954
Connecticut, State Special Tax Revenue:
Series A, 5.00%, 10/1/2024	320,000	356,074
Series A, 5.00%, 9/1/2025	205,000	233,968
Series A, 5.00%, 9/1/2029	235,000	266,278
Harbor Point, CT, Special Obligation Revenue, Tax Allocation 5.00%, 4/1/2039 (b)	1,000,000	1,045,600
Hartford, CT, General Obligation:
Series A, 5.00%, 4/1/2028	100,000	108,757
Series A, 5.00%, 4/1/2031	220,000	238,377
Series C, 3.00%, 7/15/2027 (a)	100,000	104,730
University of Connecticut, CT, Revenue:
Series A, 5.00%, 8/15/2025	190,000	211,991
Series A, 5.00%, 8/15/2026	220,000	245,232
Series A, 5.00%, 8/15/2027	100,000	111,190
		9,590,655
DELAWARE — 0.1%
Delaware, State Economic Development Authority Revenue 3.25%, 6/1/2026	800,000	767,976
DISTRICT OF COLUMBIA — 0.5%
District of Columbia, Health Facilities Revenue:
Series A, 5.00%, 7/1/2032	150,000	147,429
Series A, 5.00%, 7/1/2052	115,000	103,484
District of Columbia, Howard University Revenue:
Series A, 6.25%, 10/1/2023	120,000	121,592
Series A, 6.25%, 10/1/2032	465,000	468,618
District of Columbia, Tobacco Settlement Financing Corp., DC, Revenue:
6.50%, 5/15/2033	480,000	500,208
Series A, Zero Coupon, 6/15/2046	13,000,000	2,312,050
District of Columbia, University Revenue 5.00%, 4/1/2033	500,000	577,145

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue Series A, 5.00%, 10/1/2053	$400,000	$411,924
		4,642,450
FLORIDA — 6.3%
Alachua County, FL, Health Facilities Authority Revenue:
5.00%, 11/15/2024	45,000	39,978
Series A, 4.00%, 12/1/2044	325,000	348,459
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	905,000	951,363
Bay County, FL, Water and Sewer System Revenue 4.00%, 9/1/2045	215,000	229,676
Bexley Community Development District, Special Assessment:
3.50%, 5/1/2021	100,000	99,588
4.70%, 5/1/2036	100,000	98,554
Broward, FL, Airport System Revenue:
Series Q-1, 4.00%, 10/1/2042	140,000	145,880
Series Q-1, 5.00%, 10/1/2023	120,000	128,300
Series Q-1, 5.00%, 10/1/2024	115,000	122,955
Cape Coral, FL, Health Facilities Authority Revenue 6.00%, 7/1/2045 (b)	1,000,000	962,210
Capital Trust Agency, FL, Senior Living Revenue Series A, 5.88%, 7/1/2054	1,000,000	940,490
Capital Trust Agency, Inc., FL, Educational Facilities Revenue:
5.00%, 12/15/2040 (b)	190,000	183,719
6.10%, 8/15/2038 (b)	215,000	199,752
Series A, 5.00%, 6/15/2039 (b)	390,000	368,347
Series A, 5.13%, 6/15/2037 (b)	450,000	435,231
Series A, 5.38%, 6/15/2038 (b)	105,000	106,486
Capital Trust Agency, Inc., FL, Retirement Facilities Revenue 5.00%, 7/1/2046 (b)	750,000	695,227
Capital Trust Agency, Inc., FL, Revenue:
Series A, 5.00%, 7/1/2050	600,000	384,048
Series A, 7.50%, 6/1/2048 (b)	4,165,000	4,311,733
Capital Trust Agency, Inc., FL, Senior Living Revenue:
5.63%, 8/1/2037 (b)	115,000	96,914
5.88%, 8/1/2052 (b)	610,000	492,465
Capital Trust Agency, Inc., FL, Student Housing Revenue Series A, 5.25%, 12/1/2058 (b)	1,000,000	928,930
Central, FL, Expressway Authority Revenue:
3.25%, 7/1/2039	100,000	106,796
Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2037	$250,000	$275,318
Charlotte County, FL, Industrial Development Authority, Utility System Revenue 5.00%, 10/1/2049 (b)	220,000	237,345
City of Orlando, FL, Development Tax Revenue 5.00%, 11/1/2026 (a)	735,000	887,167
Collier County, FLA, Industrial Development Authority Revenue:
Series A, 8.13%, 5/15/2044 (b) (e)	400,000	348,500
Series A, 8.25%, 5/15/2049 (b) (e)	100,000	87,125
Corkscrew Farms Community Development District, FL, Special Assessment 5.00%, 11/1/2038 (b)	240,000	243,425
County of Escambia, FL, Environmental Improvement Revenue 2.00%, 11/1/2033 (c)	775,000	759,585
County of Miami-Dade, FL, Aviation Revenue Series A, 4.25%, 10/1/2036	100,000	105,116
Escambia County, Health Facilities Authority Revenue:
4.00%, 8/15/2050	1,000,000	1,045,990
5.00%, 8/15/2031	155,000	184,924
5.00%, 8/15/2035	1,000,000	1,174,050
Florida Development Finance Corp., Educational Facilities Revenue:
Series A, 4.00%, 7/15/2026 (b)	190,000	183,635
Series A, 6.00%, 6/15/2035 (b)	505,000	522,003
Series A, 6.00%, 6/15/2044 (b)	575,000	513,952
Series A, 6.13%, 6/15/2043 (b)	500,000	496,580
Series A, 6.13%, 6/15/2044	555,000	564,685
Series A, 6.50%, 7/1/2044	925,000	941,659
Series A, 7.50%, 6/15/2033	500,000	537,365
Series A, 7.63%, 6/15/2041	570,000	613,445
Florida Development Finance Corp., Surface Transportation Facilities Revenue:
Series A, 6.25%, 1/1/2049 (b) (c)	3,515,000	3,178,017
Series A, 6.38%, 1/1/2049 (b) (c)	5,865,000	5,187,123
Series A, 6.50%, 1/1/2049 (b) (c)	2,670,000	2,353,632
Greater Orlando, FL, Aviation Authority Revenue:
5.00%, 11/15/2036	350,000	338,475
Series A, 5.00%, 10/1/2042	500,000	566,885

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Grove Resort, FL, Community Development District, Special Assessment:
Series A, 5.88%, 11/1/2047	$550,000	$570,399
Series B, 6.00%, 11/1/2029	215,000	212,725
Hacienda Lakes, FL, Community Development District, Special Assessment 3.38%, 5/1/2021	195,000	193,721
Halifax, FL, Hospital Medical Center Revenue 4.00%, 6/1/2046	125,000	127,945
Heights, FL, Community Development District, Special Assessment 5.00%, 1/1/2038	300,000	301,746
Hernando County,FL, School Board Series A, 3.00%, 7/1/2035 (a)	115,000	120,698
Highlands County, FL, Health Facilities Authority Revenue:
6.00%, 4/1/2038	500,000	312,350
6.25%, 4/1/2049	500,000	298,480
Jacksonville, FL, Health Facilities Revenue 4.00%, 11/1/2040	415,000	435,991
JEA, FL, Electric System Revenue:
Series B, 5.00%, 10/1/2028	325,000	401,502
Series B, 5.00%, 10/1/2029	370,000	455,844
Series III B, 3.38%, 10/1/2034	480,000	491,146
Lakes by the Bay, FL, Community Development District, Special Assessment:
5.25%, 11/1/2033	500,000	513,675
5.75%, 11/1/2042	500,000	520,885
Lee County, FL, Industrial Development Authority Revenue 5.75%, 6/15/2042	500,000	486,515
LT Ranch Community Development District Revenue 4.00%, 5/1/2040	730,000	664,913
Martin County, FL, Industrial Development Authority Revenue 4.20%, 12/15/2025 (b)	1,000,000	1,003,850
Miami Beach, FL, Redevelopment Agency, Tax Allocation:
5.00%, 2/1/2024	295,000	335,380
5.00%, 2/1/2029	275,000	309,020
Miami World Center, FL, Community Development District, Special Assessment 5.13%, 11/1/2039	1,000,000	987,670
Miami-Dade County, FL, Expressway Authority, Toll System Revenue:
Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2024	$375,000	$405,011
Series A, 5.00%, 7/1/2027	400,000	431,456
Series A, 5.00%, 7/1/2028	200,000	238,262
Series A, 5.00%, 7/1/2029	385,000	456,903
Series A, 5.00%, 7/1/2031	200,000	215,496
Miami-Dade County, FL, Health Facilities Authority Revenue 5.00%, 8/1/2047	245,000	287,500
Miami-Dade County, FL, School Board Certificate of Participation Series C, 3.25%, 2/1/2032	100,000	101,074
Miami-Dade, FL, Professional Sport Franchies Tax Revenue Series A, 6.88%, 10/1/2034 (a)	145,000	210,530
Miami-Dade, FL, Special Obligation Revenue 5.00%, 10/1/2027	240,000	291,120
Midtown Miami, FL, Community Development District, Special Assessment:
Series A, 5.00%, 5/1/2037	695,000	710,888
Series B, 5.00%, 5/1/2037	925,000	946,145
Northern Palm Beach County, FL, Improvement District, Special Assessment 5.35%, 8/1/2035	360,000	380,660
Orlando, FL, Tourist Development Tax Revenue Series A, 5.00%, 11/1/2036 (a)	200,000	240,692
Palm Beach County, FL, Revenue:
5.00%, 4/1/2039 (b)	185,000	187,407
5.00%, 4/1/2051 (b)	110,000	109,656
Pinellas County, FL, Educational Facilities Authority Revenue:
5.00%, 7/1/2029	185,000	190,058
5.00%, 7/1/2039	410,000	409,967
6.00%, 10/1/2041	100,000	103,362
Port Saint Lucie, FL, Utility System Revenue 3.00%, 9/1/2035	185,000	194,535
School District of Broward County/FL Series A, 5.00%, 7/1/2023	500,000	542,100
Seminole County, FL, Industrial Development Authority Revenue 5.50%, 11/15/2049	1,515,000	1,232,589
Tallahassee, FL, Health Facilities Revenue Series A, 5.00%, 12/1/2055	440,000	470,074
Tampa, FL, Revenue 5.00%, 4/1/2040	500,000	563,895
Tolomato, FL, Community Development District, Special Assessment:
Series 2015-1 EXCHA, 6.61%, 5/1/2040	290,000	250,992

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-2 EXCHA, 6.61%, 5/1/2040	$180,000	$121,853
Series 2015-3 EXCHA, 6.61%, 5/1/2040 (d) (e)	195,000	—
Series 3, 6.65%, 5/1/2040 (d) (e)	120,000	—
Series A-2, 4.25%, 5/1/2037	1,100,000	1,036,354
Series A4, 6.61%, 5/1/2040	85,000	66,493
Village Community Development District No. 12 Special Assessment 4.25%, 5/1/2043 (b)	1,990,000	1,994,836
Village Community Development District No. 13 Special Assessment 3.70%, 5/1/2050	2,000,000	1,781,420
Volusia County, FL, Educational Facility Authority Revenue 5.00%, 6/1/2045	130,000	144,053
West Palm Beach Community Redev. Agency Tax Allocation 5.00%, 3/1/2036	100,000	124,294
Wiregrass, FL, Community Development District, Special Assessment 5.63%, 5/1/2045	670,000	694,354
		57,601,586
GEORGIA — 1.2%
Americus & Sumter County Hospital Authority Revenue 6.25%, 5/15/2033	250,000	274,005
Atlanta, GA, Development Authority Revenue:
Series A1, 6.50%, 1/1/2029	350,000	378,889
Series A1, 6.75%, 1/1/2035	1,705,000	1,818,553
Series A1, 7.00%, 1/1/2040	500,000	535,525
Augusta, GA, Development Authority Revenue 4.00%, 7/1/2037	105,000	111,750
Burke County, GA, Development Authority, Poll Control Revenue:
Series C, 4.13%, 11/1/2045	555,000	594,505
Series D, 4.13%, 11/1/2045	435,000	465,963
Fulton County, GA, Residential Care Facilities for the Elderly Authority Revenue 5.00%, 7/1/2042	1,000,000	1,024,160
Fulton County,GA, Development Authority Revenue 3.00%, 7/1/2044	450,000	460,022
Georgia Local Government, Certificate of Participation Series A, 4.75%, 6/1/2028 (a)	428,000	486,041
Security Description	Principal Amount	Value
Macon-Bibb County, GA, Urban Development Authority Revenue Series A, 5.75%, 6/15/2037 (b)	$250,000	$238,938
Main Street Natural Gas, Inc. GA, Gas Revenue Series A, 5.50%, 9/15/2026	205,000	239,963
Main Street Natural Gas, Inc. GA, Gas Supply Revenue Series A, 5.00%, 5/15/2038	1,000,000	1,133,890
Marietta, GA, Development Authority Revenue Series A, 5.00%, 11/1/2047 (b)	500,000	483,285
Municipal Electric Authority of Georgia Revenue:
Series A, 5.00%, 7/1/2060	635,000	662,242
Series A, 5.50%, 7/1/2060	170,000	181,684
Roanoke County, GA, Economic Development Authority Revenue 4.00%, 1/1/2038 (b)	1,000,000	887,520
White County,GA, Development Authority Revenue:
5.13%, 10/1/2039	790,000	696,298
5.25%, 10/1/2049	115,000	97,960
		10,771,193
GUAM — 0.4%
Guam Government Business Privilege Revenue:
Series A, 5.13%, 1/1/2042	400,000	394,100
Series B1, 5.00%, 1/1/2037	100,000	99,653
Series B1, 5.00%, 1/1/2042	670,000	649,324
Series D-REF, 5.00%, 11/15/2029	525,000	529,399
Series D-REF, 5.00%, 11/15/2034	250,000	249,535
Guam Government Hotel Occupancy Tax Revenue Series A, 6.50%, 11/1/2040	155,000	157,956
Guam Government Waterworks Authority, Water & Wastewater System Revenue Series A, 5.00%, 7/1/2029	315,000	322,081
Guam Government, General Obligation 5.00%, 11/15/2031	225,000	225,860
Guam International Airport Authority Revenue Series C, 6.38%, 10/1/2043	590,000	617,051
Guam Power Authority Revenue Series A, 5.00%, 10/1/2024 (a)	250,000	259,028
		3,503,987
HAWAII — 0.1%
Hawaii State, Department of Budget & Finance Revenue:
6.00%, 7/1/2028 (b)	355,000	349,757

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/2045 (b)	$750,000	$653,002
		1,002,759
IDAHO — 0.1%
Idaho State, Health Facility Revenue 3.50%, 9/1/2033	670,000	672,546
ILLINOIS — 12.2%
Bridgeview, IL, General Obligation:
5.00%, 12/1/2042	260,000	262,579
Series A, 5.50%, 12/1/2043	115,000	115,141
Chicago Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2022 (a)	190,000	174,055
Series A, Zero Coupon, 12/1/2028 (a)	100,000	73,054
Series A, 5.00%, 12/1/2030	1,000,000	1,023,680
Series A, 5.00%, 12/1/2031	600,000	611,700
Series B, 4.00%, 12/1/2035	200,000	181,278
Series C, 5.00%, 12/1/2030 (a)	1,500,000	1,810,755
Series D, 5.00%, 12/1/2027	900,000	924,732
Series G, 5.00%, 12/1/2034	1,000,000	1,011,610
Series H, 5.00%, 12/1/2036	3,000,000	3,019,560
Chicago, IL, Board of Education, General Obligation:
Series A, Zero Coupon, 12/1/2031 (a)	1,060,000	681,548
Series A, 4.00%, 12/1/2022	100,000	99,030
Series A, 4.00%, 12/1/2027	3,215,000	3,097,524
Series A, 5.00%, 12/1/2033	1,000,000	1,015,600
Series A, 5.00%, 12/1/2041	4,245,000	4,158,147
Series A, 5.00%, 12/1/2042	4,185,000	4,145,242
Series A, 5.50%, 12/1/2026 (a)	335,000	390,426
Series A, 5.50%, 12/1/2039	1,110,000	1,116,738
Series A, 7.00%, 12/1/2026	1,100,000	1,237,874
Series A, 7.00%, 12/1/2044	3,305,000	3,622,809
Series A, 7.00%, 12/1/2046 (b)	3,125,000	3,495,375
Series B, 5.00%, 12/1/2033	335,000	336,826
Series B, 5.00%, 12/1/2034	410,000	411,837
Series B-1, Zero Coupon, 12/1/2028 (a)	405,000	295,869
Series B-1, Zero Coupon, 12/1/2029 (a)	620,000	434,688
Series B-1, Zero Coupon, 12/1/2030 (a)	220,000	147,822
Series C, 5.25%, 12/1/2035	1,985,000	2,016,820
Series C, 5.25%, 12/1/2039	390,000	393,986
Series D, 5.00%, 12/1/2046	1,250,000	1,218,525
Series E, 5.13%, 12/1/2032	765,000	776,812
Series F, 5.00%, 12/1/2031	310,000	310,536
Series H, 5.00%, 12/1/2046	1,500,000	1,462,230
Chicago, IL, Board of Education, Special Tax:
5.75%, 4/1/2035	250,000	266,557
Security Description	Principal Amount	Value
6.00%, 4/1/2046	$350,000	$371,157
6.10%, 4/1/2036	45,000	48,791
Chicago, IL, General Obligation:
Series A, 5.00%, 1/1/2027	300,000	305,928
Series A, 5.00%, 1/1/2035	365,000	368,570
Series A, 5.00%, 1/1/2040	1,000,000	1,007,820
Series A, 5.25%, 1/1/2029	465,000	476,769
Series A, 5.25%, 1/1/2032	155,000	158,377
Series A, 5.25%, 1/1/2035	185,000	180,390
Series A, 5.50%, 1/1/2033	1,470,000	1,529,212
Series A, 5.75%, 1/1/2033	510,000	545,317
Series A, 6.00%, 1/1/2038	1,500,000	1,608,570
Series C, 5.00%, 1/1/2024	65,000	66,395
Series C, 5.00%, 1/1/2026	180,000	185,396
Series C, 5.00%, 1/1/2027	195,000	200,671
Series C, 5.00%, 1/1/2035	700,000	710,059
Series C, 5.00%, 1/1/2038	275,000	277,263
Chicago, IL, Midway International Airport Revenue:
Series A, 5.00%, 1/1/2026	100,000	114,830
Series A, 5.50%, 1/1/2030	200,000	217,826
Chicago, IL, Motor Fuel Tax Revenue:
5.00%, 1/1/2026	250,000	252,117
5.00%, 1/1/2029	100,000	100,485
Chicago, IL, O'Hare International Airport Revenue:
5.75%, 1/1/2039	220,000	226,565
Series B, 4.00%, 1/1/2053 (a)	300,000	317,007
Series B, 5.00%, 1/1/2029	315,000	352,523
Series B, 5.25%, 1/1/2029	275,000	296,692
Series D, 5.00%, 1/1/2039	210,000	223,096
Series D, 5.00%, 1/1/2044	325,000	344,201
Series D, 5.00%, 1/1/2052	600,000	667,368
Chicago, IL, Waterworks Revenue 4.00%, 11/1/2037	145,000	149,810
City of Chicago IL, General Obligation:
Zero Coupon, 1/1/2028 (a)	125,000	95,193
Zero Coupon, 1/1/2030 (a)	270,000	189,383
5.50%, 1/1/2030	250,000	261,120
Series A, 5.00%, 1/1/2034	250,000	252,875
Series A, 5.00%, 1/1/2044	100,000	100,078
Series A, 5.25%, 1/1/2027	280,000	289,834
Series A, 5.50%, 1/1/2035	840,000	886,931
Cook County, IL, Community College District No. 508, General Obligation:
5.13%, 12/1/2038	430,000	436,403
5.25%, 12/1/2043	205,000	207,993
Cook County, IL, Revenue 6.75%, 10/15/2040 (c)	1,000,000	1,018,430
Governors, IL, State University Facilities System Revenue 4.65%, 10/1/2042	440,000	361,544

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Illinois State, Finance Authority Revenue:
4.00%, 12/1/2040	$250,000	$263,282
4.25%, 8/1/2042	120,000	116,260
4.75%, 5/15/2033	200,000	202,491
5.00%, 2/15/2032	100,000	95,509
5.00%, 5/15/2033	2,220,000	2,046,751
5.00%, 12/1/2046	350,000	392,959
5.25%, 5/15/2047	150,000	152,870
5.50%, 4/1/2032	500,000	500,230
Series A, 4.13%, 5/15/2047	5,000,000	5,511,400
Series A, 4.25%, 5/15/2041	185,000	191,634
Series A, 5.00%, 2/15/2047	885,000	947,446
Series A, 5.00%, 2/15/2050	1,200,000	1,282,212
Series A, 5.25%, 5/1/2038	2,030,000	1,938,670
Series A, 6.00%, 7/1/2043	200,000	221,942
Illinois State, General Obligation:
3.50%, 6/1/2029	140,000	130,287
3.50%, 6/1/2031	700,000	638,183
4.00%, 2/1/2030 (a)	255,000	252,636
4.00%, 1/1/2031	640,000	618,362
4.00%, 6/1/2032	300,000	287,424
4.00%, 6/1/2034	270,000	255,280
4.00%, 6/1/2035	100,000	93,768
4.13%, 11/1/2031	260,000	252,876
4.50%, 11/1/2039	125,000	121,155
5.00%, 2/1/2023	325,000	335,586
5.00%, 5/1/2023	230,000	238,068
5.00%, 8/1/2024	1,220,000	1,252,196
5.00%, 2/1/2026	1,250,000	1,314,487
5.00%, 1/1/2027	100,000	104,190
5.00%, 6/1/2027	1,070,000	1,116,812
5.00%, 11/1/2027	400,000	418,188
5.00%, 3/1/2028	150,000	151,868
5.00%, 5/1/2028	700,000	717,605
5.00%, 1/1/2029	105,000	108,104
5.00%, 2/1/2029	175,000	180,975
5.00%, 4/1/2029	150,000	153,144
5.00%, 4/1/2030	695,000	708,559
5.00%, 3/1/2031	110,000	110,982
5.00%, 4/1/2032	100,000	101,649
5.00%, 3/1/2034	200,000	201,392
5.00%, 11/1/2034	120,000	122,383
5.00%, 5/1/2035	140,000	141,694
5.00%, 3/1/2036	150,000	150,783
5.00%, 5/1/2036	125,000	126,298
5.00%, 11/1/2036	760,000	771,278
5.00%, 3/1/2037	250,000	251,138
5.00%, 2/1/2039	1,200,000	1,206,948
5.00%, 5/1/2039	380,000	382,253
5.00%, 11/1/2040	180,000	181,348
5.00%, 1/1/2041	300,000	301,914
5.25%, 7/1/2028	750,000	770,692
5.25%, 2/1/2029	405,000	416,777
5.25%, 7/1/2029	100,000	102,442
Security Description	Principal Amount	Value
5.25%, 2/1/2033	$230,000	$235,417
5.50%, 7/1/2024	660,000	693,898
5.50%, 7/1/2025	245,000	256,998
5.50%, 7/1/2026	120,000	125,374
5.50%, 7/1/2027	200,000	207,868
5.50%, 7/1/2033	665,000	683,088
5.50%, 7/1/2038	200,000	204,078
Series A, 4.00%, 1/1/2024	135,000	135,464
Series A, 4.00%, 5/1/2024	135,000	136,021
Series A, 4.00%, 1/1/2030	515,000	500,709
Series A, 4.63%, 5/1/2037	610,000	607,932
Series A, 5.00%, 10/1/2024	150,000	157,329
Series A, 5.00%, 12/1/2028	465,000	484,586
Series A, 5.00%, 10/1/2030	1,120,000	1,160,342
Series A, 5.00%, 4/1/2035	250,000	252,310
Series A, 5.00%, 4/1/2036	140,000	141,109
Series A, 6.00%, 5/1/2025	435,000	477,295
Series B, 5.00%, 12/1/2024	100,000	105,029
Illinois State, Sports Facilities Authority Revenue Zero Coupon, 6/15/2025 (a)	680,000	602,793
Illinois, State Sales Tax Revenue:
5.00%, 6/15/2024	160,000	162,091
Series A, 5.00%, 6/15/2026	725,000	743,466
Series A, 5.00%, 6/15/2027	250,000	255,715
Metropolitan Pier & Exposition Authority Revenue:
Zero Coupon, 12/15/2031 (a)	255,000	174,175
Zero Coupon, 12/15/2039 (a)	200,000	94,272
Zero Coupon, 6/15/2044 (a)	1,050,000	431,875
Zero Coupon, 6/15/2047 (a)	115,000	41,938
4.00%, 6/15/2050	1,000,000	1,015,150
Series A, Zero Coupon, 6/15/2031 (a)	215,000	150,046
Series A, Zero Coupon, 6/15/2034 (a)	190,000	115,151
Series A, Zero Coupon, 6/15/2037 (a)	110,000	57,950
Series A, 5.50%, 6/15/2029 (a)	615,000	675,067
Series B, Zero Coupon, 6/15/2027 (a)	125,000	104,981
Series B, Zero Coupon, 6/15/2043 (a)	200,000	85,800
Series B, 4.25%, 6/15/2042	1,100,000	1,052,634
Series B, 5.00%, 12/15/2026	115,000	116,021
Series B, 5.00%, 12/15/2028	1,425,000	1,435,231
Series B, 5.00%, 12/15/2040	100,000	99,577
Series B, 5.00%, 6/15/2050 (a)	600,000	604,614
Series B, 5.00%, 6/15/2052	250,000	243,683
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue Series A, Zero Coupon, 12/15/2035 (a)	140,000	78,730

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Northeastern Illinois University Certificate of Participation 4.10%, 10/1/2041	$245,000	$180,141
Northern Illinois Municipal Power Agency Revenue Series A, 5.00%, 12/1/2027	105,000	126,975
Rosemont, IL, General Obligation Series A, 5.00%, 12/1/2040 (a)	190,000	221,800
Springfield, IL, Electric Revenue:
5.00%, 3/1/2026	255,000	295,841
5.00%, 3/1/2027	210,000	242,773
State Clair County, IL, Highway Revenue Series A, 4.25%, 1/1/2038	550,000	580,486
State of Illinois General Obligation:
5.00%, 2/1/2027	2,700,000	2,831,166
5.25%, 2/1/2030	1,900,000	1,952,535
Series A, 5.00%, 12/1/2035	500,000	509,605
Series D, 5.00%, 11/1/2025	3,740,000	3,946,411
Series D, 5.00%, 11/1/2028	175,000	181,664
Will County, IL, Community High School District No. 210 Lincoln-Way, General Obligation Series B, Zero Coupon, 1/1/2033	340,000	230,051
		110,602,589
INDIANA — 0.6%
Anderson, IN, Economic Development Revenue 6.00%, 10/1/2042	625,000	606,256
Carmel, IN, Revenue:
Series A, 7.13%, 11/15/2042 (e)	505,000	5,050
Series A, 7.13%, 11/15/2047 (e)	540,000	5,400
County of Allen, IN, Housing Revenue 6.00%, 2/1/2039	100,000	92,361
Indiana State, Finance Authority, Environmental Revenue:
6.00%, 12/1/2026	550,000	496,557
7.00%, 3/1/2039 (b)	500,000	420,545
Indiana State, Finance Authority, Hospital Revenue:
Series A, 4.50%, 7/1/2053	250,000	191,285
Series A, 5.00%, 6/1/2032	825,000	843,282
Series A, 5.00%, 6/1/2039	125,000	127,644
Knox County, IN, Economic Development Authority Revenue:
Series A, 5.00%, 4/1/2037	515,000	529,585
Series A, 5.00%, 4/1/2042	560,000	573,177
Steuben Lakes, IN, Regional Waste District Revenue 4.00%, 9/1/2038	200,000	212,542
Security Description	Principal Amount	Value
Terre Haute, IN, Economic Development Solid Waste Facilities Revenue Series A, 7.25%, 12/1/2028	$1,000,000	$932,950
Valparaiso, IN, Exempt Facilities Revenue 6.75%, 1/1/2034	750,000	778,702
		5,815,336
IOWA — 0.9%
Iowa Finance Authority, Midwestern Disaster Area Revenue:
3.13%, 12/1/2022	1,370,000	1,284,512
4.75%, 8/1/2042	2,295,000	2,398,298
5.25%, 12/1/2025	420,000	429,223
5.88%, 12/1/2027 (b)	820,000	827,577
Series A, 5.25%, 12/1/2050 (c)	1,295,000	1,317,727
Iowa State Finance Authority Revenue:
5.00%, 5/15/2041	545,000	558,821
Series A, 5.00%, 5/15/2043	100,000	102,522
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C, 5.50%, 6/1/2042	1,555,000	1,517,727
		8,436,407
KANSAS — 0.2%
City of Wichita, KS, Health Care Facilities Authority Revenue Series I, 5.00%, 5/15/2033	350,000	352,068
Overland Park, KS, Sales Tax Special Obligation Revenue 6.00%, 12/15/2032	200,000	96,000
Wichita, KS, Health Care Facilities Revenue Series IV-A, 5.63%, 5/15/2044	885,000	909,612
		1,357,680
KENTUCKY — 1.1%
Floyd County, KY, School District Finance Corp. Revenue 3.50%, 8/1/2033	235,000	247,739
Kentucky Municipal Power Agency, Power System Revenue:
Series A, 4.00%, 9/1/2039 (a)	140,000	150,270
Series A, 5.00%, 9/1/2023 (a)	135,000	150,155
Series A, 5.00%, 9/1/2025 (a)	425,000	496,426
Series A, 5.00%, 9/1/2026 (a)	160,000	188,838
Series A, 5.00%, 9/1/2042 (a)	125,000	143,504
Kentucky, Asset Liability Commission Revenue Series A, 5.00%, 9/1/2026	120,000	136,664
Kentucky, Economic Development Finance Authority Revenue:
5.25%, 6/1/2050	100,000	109,116

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 4.25%, 7/1/2035	$645,000	$619,819
Series A, 5.00%, 1/1/2045	825,000	818,260
Series A, 5.00%, 6/1/2045	2,525,000	2,693,771
Series A, 5.00%, 12/1/2047 (a)	205,000	221,771
Kentucky, ST, Public Energy Authority Gas Suply Revenue:
Series A, 4.00%, 4/1/2048 (c)	100,000	103,344
Series B, 4.00%, 1/1/2049 (c)	115,000	115,105
Kentucky, State Property & Building Commission Revenue:
5.00%, 8/1/2021	1,500,000	1,515,795
Series A, 5.00%, 10/1/2026	140,000	156,572
Series B, 5.00%, 11/1/2024	135,000	155,777
Kentucky, State Turnpike Authority Revenue Series B, 5.00%, 7/1/2023	105,000	116,270
Louisville/Jefferson County Metropolitan Government Revenue 4.00%, 10/1/2034	695,000	770,289
Ohio County, KY, Pollution Control Revenue Series A, 6.00%, 7/15/2031	1,125,000	1,128,904
		10,038,389
LOUISIANA — 1.2%
Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue 5.00%, 12/1/2034	500,000	587,940
City of Shreveport, LA, Water & Sewer Revenue Series B, 3.00%, 12/1/2035 (a)	200,000	211,946
Jefferson Parish, LA, Economic Development & Port District Revenue Series A, 5.50%, 6/15/2038 (b)	1,175,000	1,173,555
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,075,000	1,098,876
Jefferson, LA, Sales Tax District Special Sales Tax Revenue Series B, 4.00%, 12/1/2037 (a)	100,000	115,729
Louisiana Citizens Property Insurance Corp. Revenue Series A, 5.00%, 6/1/2026	300,000	365,142
Louisiana Local Gov't Environmental Facilities & Community Development Authority:
3.50%, 11/1/2032	275,000	264,330
Series A-1, 6.50%, 11/1/2035	100,000	100,194
Security Description	Principal Amount	Value
Louisiana Local Gov't Environmental Facilities & Community DevelopmentAuthority Series A, 5.00%, 1/1/2049	$1,500,000	$1,247,535
Louisiana Public Facilities Authority 5.25%, 10/1/2046	130,000	126,682
Louisiana Public Facilities Authority Revenue:
4.00%, 5/15/2041	5,000	5,747
5.00%, 7/1/2047	300,000	349,134
Series A, 4.00%, 1/1/2046	110,000	118,760
Series A, 5.00%, 7/1/2046	500,000	573,700
Series A, 5.00%, 7/1/2051	385,000	438,788
Louisiana State, Environmental Facilities & Community Development Authority Revenue:
Series A, 4.00%, 2/1/2048	300,000	311,880
Series A-2, 6.50%, 11/1/2035	600,000	601,164
New Orleans, LA, Aviation Board Revenue Series B, 5.00%, 1/1/2024	240,000	265,937
New Orleans, LA, Sewerage Service Revenue 5.00%, 6/1/2040	725,000	829,560
Shreveport, LA, Water & Sewer Revenue:
5.00%, 12/1/2040	250,000	287,548
Series A, 5.00%, 12/1/2036 (a)	260,000	313,578
Series B, 4.00%, 12/1/2041 (a)	480,000	531,106
Series C, 4.00%, 12/1/2033	365,000	420,184
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue 4.00%, 12/1/2040 (c)	450,000	454,752
St. Tammany, LA, Public Trust Financing Authority Revenue 5.25%, 11/15/2037	250,000	253,460
		11,047,227
MAINE — 0.3%
Maine Finance Authority SOL Waste Disposal Revenue 5.38%, 12/15/2033 (b)	100,000	84,755
Maine Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2033	545,000	587,106
5.00%, 7/1/2043	200,000	213,544
6.75%, 7/1/2036	500,000	528,375
7.50%, 7/1/2032	500,000	534,830
Series A, 4.00%, 7/1/2041	100,000	104,525
Series A, 4.00%, 7/1/2046	310,000	322,127
Series A, 5.00%, 7/1/2046	45,000	49,925

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	$525,000	$495,931
		2,921,118
MARYLAND — 1.0%
Anne Arundel County, MD, Consolidated Special Taxing District Revenue 5.25%, 7/1/2044	310,000	289,484
Baltimore, MD, Special Obligation Bond Revenue:
5.00%, 9/1/2046	250,000	234,228
Series A, 4.50%, 9/1/2033	1,325,000	1,309,179
City of Brunswick, MD, Special Obligation:
4.00%, 7/1/2029	295,000	285,445
5.00%, 7/1/2036	475,000	480,671
County of Frederick, MD, Tax Incr Special Tax Revenue 3.75%, 7/1/2039	875,000	745,596
Frederick County, MD, Special Obligation Bond, Special Tax Revenue Series A, 5.00%, 7/1/2040	320,000	322,618
Howard County, MD, Special Obligation Bond, Tax Allocation 6.10%, 2/15/2044	425,000	393,843
Maryland Economic Development Corp., Revenue:
5.00%, 3/31/2024	105,000	108,582
5.00%, 3/31/2036	250,000	268,952
5.00%, 3/31/2051	100,000	105,336
5.75%, 9/1/2025	525,000	529,153
Maryland Economic Development Corp., Tax Allocation 4.38%, 7/1/2036	625,000	587,825
Maryland Health & Higher Educational Facilities Authority Revenue:
5.00%, 7/1/2045	90,000	101,125
Series A, 5.00%, 7/1/2038	100,000	114,737
Series A, 5.50%, 1/1/2031	100,000	114,653
Series B, 2.88%, 7/1/2023	220,000	220,909
Series B, 5.25%, 8/15/2038 (a)	130,000	174,088
Prince George's County, MD, Special Obligation 5.13%, 7/1/2039 (b)	1,600,000	1,616,000
Rockville, MD, Health Facilities Authority Revenue:
5.00%, 11/1/2035	500,000	507,540
Series B, 5.00%, 11/1/2042	400,000	395,184
		8,905,148
Security Description	Principal Amount	Value
MASSACHUSETTS — 0.8%
Lowe, MA, Collegiate Charter School Revenue 5.00%, 6/15/2039	$100,000	$95,500
Massachusetts, Development Finance Agency Revenue:
4.13%, 10/1/2042 (b)	500,000	428,020
5.00%, 11/15/2038 (b)	1,500,000	1,401,975
5.00%, 10/1/2043	950,000	908,266
5.00%, 7/1/2044	500,000	534,545
5.00%, 1/1/2045	300,000	322,389
5.00%, 7/1/2047	870,000	866,938
5.00%, 10/1/2057 (b)	1,420,000	1,368,823
Series A, 5.25%, 7/1/2034	10,000	11,093
Series A, 5.50%, 7/1/2044	325,000	359,268
Series D, 4.00%, 7/1/2045	350,000	361,995
Series F, 5.63%, 7/15/2036	120,000	123,614
Series J2, 5.00%, 7/1/2048	680,000	794,519
Massachusetts, Educational Financing Authority Revenue Series J, 3.50%, 7/1/2033	100,000	103,772
		7,680,717
MICHIGAN — 1.5%
City of Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2021 (a)	100,000	104,211
Detroit, MI, Community High School Revenue:
5.65%, 11/1/2025	615,000	520,813
5.75%, 11/1/2035	500,000	342,585
Detroit, MI, Sewage Disposal System Revenue Series B, 5.50%, 7/1/2029 (a)	155,000	195,627
Detroit, MI, Water Supply System Revenue Series A, 5.25%, 7/1/2041	120,000	124,992
Eastern Michigan University Revenue:
Series A, 4.00%, 3/1/2044 (a)	165,000	176,466
Series A, 4.00%, 3/1/2047	195,000	206,815
Grand Rapids, MI, Economic Development Corp. Revenue 5.00%, 11/1/2047	1,000,000	896,830
Michigan State, Finance Authority Revenue:
3.88%, 10/1/2023	100,000	105,719
4.00%, 2/15/2044	245,000	270,032
4.00%, 11/15/2046	970,000	996,917
5.00%, 7/1/2033	100,000	110,069
Series B, 5.00%, 7/1/2028	100,000	110,829
Series B, 5.00%, 7/1/2029	105,000	116,306
Series B, 5.00%, 7/1/2044	525,000	569,489
Series D-2, 5.00%, 7/1/2034	400,000	458,872
Michigan State, Finance Authority, Ltd. Obligation Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 2/1/2032	$690,000	$685,722
8.13%, 4/1/2041	455,000	368,973
Michigan State, Strategic Fund, Ltd. Obligation Revenue:
5.00%, 6/30/2030	35,000	43,630
5.00%, 6/30/2031	385,000	478,366
5.00%, 12/31/2032	1,000,000	1,237,980
Michigan State, Tobacco Settlement Finance Authority Revenue:
Series A, 6.00%, 6/1/2048	2,975,000	2,851,716
Series A, 6.88%, 6/1/2042	1,000,000	1,000,000
Series B, Zero Coupon, 6/1/2052	3,950,000	244,663
Saline, MI, Economic Development Corp. Revenue 5.50%, 6/1/2047	1,000,000	1,007,610
		13,225,232
MINNESOTA — 0.8%
Anoka, MN, Housing Revenue 4.75%, 11/1/2035	150,000	138,618
Bloomington, MN, Port Authority Revenue 9.00%, 12/1/2035	170,000	174,223
Brooklyn, MN, Chart School Lease Revenue:
Series A, 4.75%, 7/1/2025	80,000	79,518
Series A, 5.00%, 3/1/2039	500,000	430,700
Series A, 5.50%, 7/1/2035	150,000	150,461
Forest Lake, MN, Charter School Lease Revenue Series A, 5.38%, 8/1/2050	1,000,000	988,850
Maple Grove, MN, Health Care Facilities Revenue 3.50%, 5/1/2034	100,000	102,838
Minneapolis, MN, Charter School Lease Revenue 5.00%, 12/1/2047 (b)	300,000	252,633
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	943,240
Rochester, MN, Health Care & Housing Revenue Series A, 4.50%, 8/1/2042	1,100,000	931,898
Saint Paul, MN, Housing & Redevelopment Authority, Housing & Health Care Facilities Revenue Series A, 5.00%, 12/1/2041	500,000	505,045
Southern Minnesota Municipal Power Agency System Revenue Series A, Zero Coupon, 1/1/2024 (a)	155,000	146,604
St. Cloud, MN, Chart School Lease Revenue Series A, 5.00%, 4/1/2046	150,000	102,000
Security Description	Principal Amount	Value
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Series A, 4.63%, 3/1/2043	$235,000	$199,961
Series A, 5.30%, 7/1/2045	500,000	493,110
Series A, 5.75%, 7/1/2047 (b)	1,000,000	998,530
St. Paul, MN, Port Authority Revenue Series 7, 4.50%, 10/1/2037 (b)	255,000	242,245
St. Paul, MN, Senior Housing & Health Care Revenue 5.00%, 9/1/2042	145,000	149,095
Woodbury, MN, Housing & Redevelopment Authority Revenue:
5.00%, 12/1/2029	225,000	229,198
5.25%, 12/1/2049	340,000	341,788
		7,600,555
MISSISSIPPI — 0.2%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue Series B, 6.70%, 4/1/2022	210,000	222,768
Mississippi State, Business Finance Corp. Revenue 4.55%, 12/1/2028	320,000	299,878
Mississippi State, Development Bank, Revenue 3.50%, 9/1/2034 (a)	415,000	426,549
Mississippi State, Gaming Tax Revenue Series E, 5.00%, 10/15/2027	175,000	196,814
Mississippi State, Hospital Equipment & Facilities Authority Revenue:
Series S, 5.00%, 9/1/2041	100,000	103,888
Series S, 5.00%, 9/1/2046	400,000	412,524
Warren County, MS, Gulf Opportunity Revenue Series A, 5.38%, 12/1/2035	115,000	117,795
		1,780,216
MISSOURI — 0.9%
Boone County, MO, Hospital Revenue 5.00%, 8/1/2029	70,000	75,028
I-470 Western Gateway Transportation Development District Revenue Series A, 5.25%, 12/1/2048 (b)	1,000,000	930,090
Jennings, MO, Revenue 5.00%, 11/1/2023	305,000	273,655
Kansas City, MO, Industrial Development Authority Revenue 6.00%, 11/15/2051 (b)	850,000	573,367

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue 5.00%, 8/15/2032	$500,000	$495,425
Lees Summit, MO, Industrial Development Authority, Hospital Authority Revenue Series A, 5.00%, 8/15/2051	1,000,000	920,020
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue 6.00%, 5/1/2042	435,000	410,631
Missouri State, Health & Educational Facilities Authority Revenue 5.00%, 2/1/2042	115,000	118,370
Missouri, State Development Finance Board Revenue Series C, 3.50%, 3/1/2031	265,000	273,634
Missouri, State Health & Educational Facilities Authority Revenue:
4.25%, 8/1/2035	280,000	279,362
4.25%, 12/1/2042 (b)	450,000	470,200
5.00%, 5/1/2030	100,000	104,862
Series A, 4.00%, 2/15/2049	500,000	537,050
Series A, 5.00%, 2/1/2036	650,000	672,529
Putnam County, MO, General Obligation 5.00%, 9/1/2032	335,000	234,044
St. Louis County, MO, Industrial Development Authority Revenue:
5.00%, 12/1/2025	235,000	237,190
5.00%, 9/1/2042	150,000	150,365
St. Louis, MO, Airport Revenue 5.50%, 7/1/2031 (a)	120,000	153,904
St. Louis, MO, Industrial Development Authority Revenue Series A, 4.75%, 11/15/2047	1,000,000	1,005,590
St. Louis, MO, Land Clearance Authority Revenue 5.00%, 6/1/2040	210,000	218,274
		8,133,590
MONTANA — 0.1%
Kalispell, MT, Housing & Healthcare Facilities Revenue Series A, 5.25%, 5/15/2047	100,000	93,557
Missoula, MT, Water System Revenue Series A, 4.00%, 7/1/2044	210,000	231,434
Security Description	Principal Amount	Value
Monroe County, PA, Industrial Development Authority Revenue 5.00%, 7/1/2048	$325,000	$365,661
		690,652
NEBRASKA — 0.4%
Central Plains Energy Project, NE, Gas Project Revenue:
5.25%, 9/1/2037	270,000	290,906
Series A, 5.00%, 9/1/2028	200,000	231,874
Series A, 5.00%, 9/1/2032	1,000,000	1,184,600
Series A, 5.00%, 9/1/2035	1,250,000	1,477,500
Central Plains Energy Project, NE, Revenue 5.00%, 9/1/2042	100,000	107,156
Public Power Generation Agency Revenue 5.00%, 1/1/2026	600,000	697,200
		3,989,236
NEVADA — 0.8%
Carson City, NV, Hospital Revenue 5.00%, 9/1/2047	250,000	289,572
City of Sparks, NV, Tourism Improvement District No.1 Revenue:
Series A, 2.50%, 6/15/2024 (b)	85,000	82,090
Series A, 2.75%, 6/15/2028 (b)	150,000	139,488
Clark County School District, General Obligation Series C, 3.00%, 6/15/2030	120,000	126,143
Clark County, NV, School District, General Obligation Series A, 5.00%, 6/15/2024	310,000	351,984
Reno, NV, Sales Tax Revenue Zero Coupon, 7/1/2058 (b)	1,000,000	118,930
State of Nevada Department of Business & Industry Revenue:
5.75%, 2/15/2038 (b)	1,095,000	940,605
5.88%, 12/15/2027 (b)	250,000	257,965
6.25%, 12/15/2037 (b)	2,280,000	2,394,730
6.95%, 2/15/2038 (b)	500,000	513,970
Series A, 4.50%, 12/15/2029 (b)	920,000	953,175
Series A, 5.00%, 12/15/2038 (b)	750,000	782,805
Washoe County, NV, GAS & Water Facilities Revenue Series B, 3.00%, 3/1/2036 (c)	255,000	261,859
		7,213,316
NEW HAMPSHIRE — 0.2%
National Finance Authority, NH, Revenue 4.88%, 11/1/2042 (b)	1,455,000	1,440,203

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New Hampshire Health and Education Facilities Authority Revenue Series A, 6.13%, 7/1/2052 (b)	$350,000	$339,209
		1,779,412
NEW JERSEY — 6.6%
Bayonne, NJ, Redevelopment Agency Revenue Series A, 5.38%, 11/1/2035	485,000	402,080
Casino Reinvestment Development Authority Revenue 5.25%, 11/1/2044	500,000	504,960
City of Atlantic City NJ, General Obligation 5.00%, 12/1/2025	120,000	117,193
Garden, State Preservation Trust Revenue Series B, Zero Coupon, 11/1/2023 (a)	100,000	94,792
Gloucester County, NJ, Pollution Control Financing Authority Revenue Series A, 5.00%, 12/1/2024	730,000	756,747
New Jersey, Economic Development Authority Revenue:
4.25%, 6/15/2027	635,000	657,993
5.00%, 6/15/2024	100,000	105,807
5.00%, 3/1/2026	495,000	509,533
5.00%, 3/1/2027	100,000	104,295
5.00%, 10/1/2037	100,000	108,036
5.00%, 6/15/2040	445,000	457,629
5.25%, 9/15/2029	50,000	49,567
5.25%, 1/1/2044	750,000	710,977
5.75%, 9/15/2027	1,100,000	1,092,949
7.10%, 11/1/2031 (d)	1,000,000	—
Series A, 3.38%, 7/1/2030	555,000	540,936
Series A, 4.00%, 11/1/2027	105,000	108,740
Series A, 5.00%, 6/1/2036	390,000	383,608
Series A, 5.00%, 6/15/2047	510,000	528,666
Series A, 5.50%, 6/15/2031	500,000	549,330
Series AAA, 4.13%, 6/15/2025	125,000	129,423
Series AAA, 5.00%, 6/15/2036	300,000	315,294
Series AAA, 5.00%, 6/15/2041	500,000	520,655
Series B, Zero Coupon, 7/1/2027	160,000	135,958
Series B, 5.63%, 11/15/2030	1,000,000	991,080
Series BBB, 4.75%, 6/15/2031	665,000	706,217
Series C, 5.00%, 6/15/2047	365,000	378,359
Series DDD, 5.00%, 6/15/2030	540,000	583,238
Series EE, 5.25%, 9/1/2024	200,000	206,242
Series EEE, 5.00%, 6/15/2038	1,205,000	1,273,673
Series K, 5.25%, 12/15/2021 (a)	100,000	104,280
Security Description	Principal Amount	Value
Series MMM, 4.00%, 6/15/2036	$335,000	$334,159
Series N-1, 5.50%, 9/1/2023 (a)	100,000	107,256
Series NN, 5.00%, 3/1/2024	100,000	104,558
Series NN, 5.00%, 3/1/2025	310,000	323,925
Series NN, 5.00%, 3/1/2030	505,000	522,842
Series PP, 5.00%, 6/15/2025	100,000	106,305
Series PP, 5.00%, 6/15/2031	245,000	256,145
Series UU, 5.00%, 6/15/2034	355,000	368,210
Series WW, 5.00%, 6/15/2035	500,000	521,435
Series WW, 5.00%, 6/15/2036	240,000	249,778
Series WW, 5.00%, 6/15/2037	390,000	405,152
Series XX, 4.25%, 6/15/2026	1,975,000	2,053,249
Series XX, 4.38%, 6/15/2027	175,000	182,660
Series XX, 5.00%, 6/15/2025	1,450,000	1,561,360
Series XX, 5.00%, 6/15/2026	880,000	946,079
New Jersey, Educational Facilities Authority Revenue:
3.50%, 6/15/2027	125,000	125,249
Series B, 5.00%, 9/1/2036	300,000	314,595
Series B, 5.50%, 9/1/2032	150,000	163,431
Series G, 3.50%, 7/1/2031	355,000	373,811
New Jersey, Health Care Facilities Financing Authority Revenue:
4.00%, 7/1/2048	175,000	176,755
5.00%, 9/15/2027	170,000	178,466
5.00%, 10/1/2028	100,000	110,023
5.75%, 7/1/2037	970,000	971,329
New Jersey, Transportation Trust Fund Authority Revenue:
3.75%, 6/15/2033	500,000	498,190
5.00%, 6/15/2028	625,000	695,019
5.00%, 6/15/2046	2,500,000	2,598,050
Series A, , 12/15/2025	940,000	813,805
Series A, Zero Coupon, 12/15/2027	820,000	658,107
Series A, Zero Coupon, 12/15/2028	100,000	76,849
Series A, Zero Coupon, 12/15/2030	265,000	189,547
Series A, Zero Coupon, 12/15/2033	285,000	178,476
Series A, Zero Coupon, 12/15/2035	615,000	347,992
Series A, 4.00%, 12/15/2031	1,315,000	1,342,694
Series A, 5.00%, 6/15/2024	120,000	127,693
Series A, 5.00%, 12/15/2024	270,000	289,067
Series A, 5.00%, 12/15/2025	250,000	270,648
Series A, 5.00%, 12/15/2028	100,000	110,700
Series A, 5.00%, 6/15/2029	175,000	193,723
Series A, 5.00%, 12/15/2029	350,000	384,941
Series A, 5.00%, 6/15/2031	505,000	556,444
Series A, 5.00%, 12/15/2035	1,000,000	1,065,300
Series A, 5.13%, 6/15/2029	700,000	712,166
Series A, 5.50%, 12/15/2023	1,435,000	1,547,174

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.75%, 6/15/2023 (a)	$165,000	$177,527
Series -A, Zero Coupon, 12/15/2032	750,000	492,607
Series AA, 3.25%, 6/15/2038	435,000	400,457
Series AA, 4.75%, 6/15/2035	260,000	269,363
Series AA, 4.75%, 6/15/2038	185,000	190,483
Series AA, 5.00%, 6/15/2024	100,000	104,965
Series AA, 5.00%, 6/15/2025	130,000	139,984
Series AA, 5.00%, 6/15/2026	350,000	371,581
Series AA, 5.00%, 6/15/2029	150,000	154,304
Series AA, 5.00%, 6/15/2033	150,000	153,173
Series AA, 5.00%, 6/15/2036	400,000	410,428
Series AA, 5.00%, 6/15/2038	730,000	747,984
Series AA, 5.00%, 6/15/2044	780,000	798,790
Series AA, 5.25%, 6/15/2029	90,000	96,849
Series AA, 5.25%, 6/15/2030	280,000	292,793
Series AA, 5.25%, 6/15/2031	125,000	133,375
Series AA, 5.25%, 6/15/2033	120,000	124,516
Series AA, 5.25%, 6/15/2041	200,000	208,918
Series B, 3.50%, 6/15/2046	1,395,000	1,277,959
Series B, 4.00%, 6/15/2036	200,000	199,498
Series B, 4.00%, 6/15/2050	2,000,000	1,935,120
Series B, 5.00%, 6/15/2035	2,000,000	2,134,160
Series B, 5.25%, 12/15/2023 (a)	230,000	245,987
Series B, 5.50%, 6/15/2031	160,000	163,126
Series C, Zero Coupon, 12/15/2028 (a)	125,000	96,971
Series C-REMK 11/25/14, 5.25%, 6/15/2032	150,000	158,610
Series D, 5.25%, 12/15/2023	160,000	171,122
New Jersey, Turnpike Authority Revenue Series E, 5.00%, 1/1/2034	400,000	452,648
Newark, NJ, Housing Authority Revenue 5.00%, 1/1/2032 (a)	435,000	492,424
Passaic Valley, NJ, Sewerage Commission Revenue Series F, 2.50%, 12/1/2032 (a)	105,000	105,019
South Jersey, NJ, Port Corp. Revenue:
Series B, 5.00%, 1/1/2036	150,000	159,165
Series B, 5.00%, 1/1/2042	750,000	782,782
Series B, 5.00%, 1/1/2048	500,000	517,185
State of New Jersey General Obligation:
4.00%, 6/1/2032	180,000	192,757
5.00%, 6/1/2027	1,350,000	1,654,735
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.25%, 6/1/2046	7,205,000	7,407,677
		59,656,656
Security Description	Principal Amount	Value
NEW MEXICO — 0.1%
City of Santa Fe NM Retmnt Facilities Rvenue Series A, 5.00%, 5/15/2044	$330,000	$314,863
Farmington, NM, Pollution Control Revenue Series D, 5.90%, 6/1/2040	55,000	55,084
Mariposa East Public Improvement District, Special Assessment Series C, 5.90%, 9/1/2032	200,000	183,644
Winrock Town Center, NM, Tax Increment Development District No. 1,Tax Allocation 6.00%, 5/1/2040 (b)	574,000	554,496
		1,108,087
NEW YORK — 6.8%
Brooklyn Arena, NY, Local Development Corp. Revenue:
Zero Coupon, 7/15/2047	200,000	46,360
Series A, 3.00%, 7/15/2043 (a)	700,000	699,538
Series A, 5.00%, 7/15/2042	3,400,000	3,426,996
Build NYC Resource Corp., NY, Revenue:
5.00%, 1/1/2035 (b)	265,000	270,817
5.25%, 11/1/2034	250,000	246,237
5.50%, 11/1/2044	500,000	482,705
Series A, 5.00%, 6/1/2047 (b)	150,000	149,327
Dutchess County, NY, Local Development Corp. Revenue Series A, 5.00%, 7/1/2045	135,000	156,400
Erie County, NY, Tobacco Asset Securitization Corp. Revenue:
Series A, 5.00%, 6/1/2038	175,000	164,056
Series A, 5.00%, 6/1/2045	635,000	574,053
Glen Cove, NY, Local Economic Assistance Corp. Revenue:
Zero Coupon, 1/1/2045	2,000,000	533,720
Series C, 5.63%, 1/1/2055	620,000	533,082
Hudson Yards Infrastructure Corp., NY, Revenue Series A, 4.00%, 2/15/2036	120,000	131,711
Jefferson County, NY, Industrial Development Revenue 5.25%, 1/1/2024 (b)	215,000	204,796
Metropolitan New York, NY, Transportation Authority Revenue Series C-2, Zero Coupon, 11/15/2032	300,000	226,368
Metropolitan Transportation Authority Revenue:
Series A-1, 5.00%, 11/15/2040	355,000	383,964
Series B, 5.00%, 11/15/2026	115,000	125,916
Series C, 4.00%, 11/15/2033	205,000	212,077
Series C-1, 3.25%, 11/15/2036	290,000	282,141
Series C-1, 5.00%, 11/15/2031	425,000	467,921

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series C-2, Zero Coupon, 11/15/2040	$1,000,000	$573,340
Series D, 3.00%, 11/15/2032	215,000	211,347
Series D, 5.00%, 11/15/2039	585,000	634,029
Series F, 5.00%, 11/15/2021	100,000	103,601
Monroe County, PA, Industrial Development Corp. Revenue 5.00%, 1/1/2040	590,000	544,004
Nassau County, NY, General Obligation Series B, 5.00%, 4/1/2039	290,000	317,309
Nassau County, NY, Tobacco Settlement Corp. Revenue:
Series A-2, 5.25%, 6/1/2026	610,000	575,114
Series A-3, 5.00%, 6/1/2035	7,385,000	6,540,008
Series A-3, 5.13%, 6/1/2046	635,000	635,070
New York City, Housing Development Corp. Series 2014-8SPR, Class D, 3.00%, 2/15/2048	100,000	102,811
New York City, NY, Industrial Development Agency Revenue:
Zero Coupon, 3/1/2036 (a)	125,000	81,581
5.00%, 1/1/2023 (a)	550,000	539,731
5.00%, 1/1/2031 (a)	50,000	48,909
5.00%, 3/1/2046	250,000	243,775
5.50%, 7/1/2035 (a)	120,000	165,149
5.75%, 10/1/2037 (e)	1,000,000	770,000
7.00%, 3/1/2049 (a)	200,000	202,058
Series A, 5.00%, 7/1/2022	690,000	717,745
New York County, NY, Counties Tobacco Trust IV Revenue:
Series A, 5.00%, 6/1/2042	1,545,000	1,390,006
Series A, 5.00%, 6/1/2045	885,000	786,694
New York County, NY, Counties Tobacco Trust V Revenue Series S 3, Zero Coupon, 6/1/2055	10,000,000	557,700
New York County, NY, Counties Tobacco Trust VI Revenue 5.00%, 6/1/2045	930,000	937,291
New York Liberty Development Corp. Revenue:
2.80%, 9/15/2069	3,000,000	2,859,690
7.25%, 11/15/2044 (b)	2,000,000	2,115,860
New York State, Convention Center Development Corp. Revenue Series B, Zero Coupon, 11/15/2036	235,000	146,212
New York State, Dormitory Authority Revenue:
5.00%, 10/1/2021	100,000	105,822
5.00%, 8/1/2034	915,000	1,088,054
5.25%, 7/1/2035	275,000	274,994
Series A, 4.25%, 5/1/2042	285,000	261,704
Series A, 5.50%, 1/1/2039	400,000	425,320
Security Description	Principal Amount	Value
Series A, 5.50%, 1/1/2044	$850,000	$898,254
New York State, Liberty Development Corp. Revenue:
Series 1, 5.00%, 11/15/2044 (b)	5,000,000	5,067,600
Series 2, 5.00%, 9/15/2043	150,000	159,825
Series 2, 5.38%, 11/15/2040 (b)	2,095,000	2,164,407
New York State, Thruway Authority Revenue:
Series B, 4.00%, 1/1/2045 (a)	1,000,000	1,105,480
Series I, 5.00%, 1/1/2023	200,000	213,160
New York State, Transportation Development Corp. Revenue:
5.00%, 1/1/2023	510,000	516,166
5.00%, 8/1/2026	2,425,000	2,413,142
5.00%, 1/1/2027	350,000	350,171
5.00%, 1/1/2028	275,000	274,455
5.00%, 8/1/2031	930,000	923,583
Series A, 4.00%, 7/1/2037 (a)	100,000	101,863
Series A, 5.00%, 7/1/2030	170,000	177,086
Series A, 5.00%, 7/1/2041	515,000	526,129
Series A, 5.25%, 1/1/2050	1,500,000	1,542,525
Port Authority of New York & New Jersey Revenue 5.50%, 12/1/2031	3,000,000	3,011,340
Ramapo, NY, Local Development Corp. Revenue 5.00%, 3/15/2041	285,000	298,144
Suffolk, NY, Tobacco Asset Securitization Corp. Revenue Series C, 6.63%, 6/1/2044	500,000	511,480
Syracuse, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031	2,070,000	2,071,884
5.00%, 1/1/2033	150,000	149,009
Troy, NY, Capital Resource Corp. Revenue Series A, 5.13%, 9/1/2040	1,000,000	1,014,420
TSASC, Inc., NY, Revenue:
Series A, 5.00%, 6/1/2041	225,000	235,609
Series B, 5.00%, 6/1/2045	1,025,000	856,685
Series B, 5.00%, 6/1/2048	2,950,000	2,443,780
Westchester County, NY, Healthcare Corp. Revenue Series A, 5.00%, 11/1/2044	344,000	377,117
Westchester County, NY, Industrial Development Agency Revenue 7.00%, 6/1/2046 (b)	700,000	748,202
Westchester County, NY, Local Development Corp. Revenue 3.75%, 11/1/2037	275,000	285,508
Westchester Tobacco Asset Securitization, NY Revenue Series C, 5.13%, 6/1/2051	165,000	157,704
		61,867,841

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
NORTH CAROLINA — 0.3%
Nash, NC, Health Care Systems Revenue 5.00%, 11/1/2041	$110,000	$114,778
North Carolina State, Medical Care Commission Revenue:
5.00%, 7/1/2045	500,000	455,900
Series A, 4.00%, 7/1/2044	500,000	456,405
Series A, 5.00%, 7/1/2044	500,000	530,360
North Carolina, Department of Transportation Revenue:
5.00%, 12/31/2037	250,000	264,540
5.00%, 6/30/2054	575,000	596,022
		2,418,005
NORTH DAKOTA — 0.0% (f)
County of Grand Forks Industrial Revenue 6.38%, 12/15/2043 (g)	250,000	198,477
Williston, ND, Parks & Recreation District Revenue Series A, 4.00%, 3/1/2032	190,000	139,793
		338,270
OHIO — 4.2%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Series A-2-CLASS 1, 4.00%, 6/1/2048	1,250,000	1,339,500
Series A-3, 6.25%, 6/1/2037	1,190,000	1,319,317
Series B-2, 5.00%, 6/1/2055	19,190,000	17,002,724
Butler County, OH, Port Authority Revenue Series A1, 6.38%, 1/15/2043 (b)	175,000	168,380
City of Chillicothe, OH, Hospital Facilities Revenue 5.00%, 12/1/2037	285,000	332,558
County of Hamilton, OH, Health Care Revenue 5.00%, 1/1/2051	750,000	720,345
County of Licking, OH, Health Care Revenue 5.88%, 7/1/2035	250,000	216,900
County of Montgomery, OH, Hospital Facilities Revenue 5.00%, 2/15/2048	390,000	414,921
Cuyahoga County, OH, Hospital Revenue:
5.00%, 2/15/2028	250,000	284,953
5.00%, 2/15/2042	200,000	210,030
5.00%, 2/15/2057	200,000	206,414
5.25%, 2/15/2047	100,000	105,844
5.50%, 2/15/2057	1,000,000	1,061,980
Lake County, OH, Port & Economic Development Authority Revenue Series A, 6.75%, 12/1/2052 (b)	550,000	421,316
Security Description	Principal Amount	Value
Licking County, OH, Health Care Facilities Revenue Series A, 6.00%, 7/1/2050	$200,000	$162,876
Lucas, OH, Hospital Revenue Series A, 4.13%, 11/15/2042 (a)	600,000	647,286
Montgomery County, OH, Hospital Revenue 6.25%, 4/1/2049 (b)	500,000	298,480
Muskingum County, OH, Hospital Facilities Revenue:
5.00%, 2/15/2033	1,000,000	1,075,620
5.00%, 2/15/2044	200,000	213,784
Ohio Air Quality Development Authority Revenue:
2.40%, 12/1/2038 (c)	4,200,000	3,863,076
2.60%, 6/1/2041 (c)	200,000	188,162
3.25%, 9/1/2029	3,000,000	2,749,710
Ohio State, Air Quality Development Authority Revenue:
4.25%, 1/15/2038 (b)	215,000	196,845
5.00%, 7/1/2049 (b)	1,270,000	1,250,709
6.75%, 6/1/2024	700,000	634,627
Ohio State, Higher Educational Facility Commission Revenue 3.25%, 12/1/2036	100,000	104,652
Ohio State, Turnpike Commission Revenue Series A-2, Zero Coupon, 2/15/2037	290,000	186,789
Port of Greater Cincinnati Development Authority Revenue Series B, 5.00%, 12/1/2046	240,000	218,964
Portage County, OH, Port Authority Revenue 5.00%, 6/1/2044	475,000	485,782
Southeastern, OH, Port Authority, Hospital Facilities Revenue:
5.00%, 12/1/2022	245,000	255,702
5.00%, 12/1/2043	250,000	266,913
5.50%, 12/1/2043	400,000	437,416
5.75%, 12/1/2032	200,000	216,506
6.00%, 12/1/2042	550,000	589,759
Wood County, OH, Hospital Facilities Revenue 5.00%, 12/1/2042	160,000	166,016
		38,014,856
OKLAHOMA — 0.8%
Oklahoma Development Finance Authority Revenue:
5.00%, 7/1/2035	105,000	106,102
Series A, 5.00%, 8/1/2047	935,000	374,000
Series B, 4.00%, 8/15/2052 (a)	455,000	488,238
Series B, 5.00%, 8/15/2038	500,000	575,685

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.50%, 8/15/2052	$1,000,000	$1,098,590
Series B, 5.50%, 8/15/2057	2,615,000	2,930,604
Payne County, OK, Economic Development Authority Revenue:
4.75%, 11/1/2023 (e)	199,640	499
Series A, 6.88%, 11/1/2046 (e)	33,274	83
Tulsa, OK, Airports Improvement Trust Revenue:
5.00%, 6/1/2035 (c)	1,000,000	993,500
Series B-REMK-06/11/13, 5.50%, 12/1/2035	700,000	685,783
		7,253,084
OREGON — 0.5%
Multnomah County, OR, Hospital Facilities Authority Revenue Series A, 5.50%, 10/1/2049	1,000,000	1,013,090
Oregon State, Business Development Commission Revenue:
Series A, 6.50%, 4/1/2031 (b)	2,000,000	1,387,560
Series D, 6.50%, 4/1/2031 (b)	750,000	520,335
Polk County, OR, Hospital Facility Authority Revenue 5.38%, 7/1/2045	1,630,000	1,407,423
		4,328,408
PENNSYLVANIA — 3.5%
Allegheny County, PA, Hospital Development Authority Revenue:
4.00%, 7/15/2036	1,000,000	1,079,330
4.88%, 11/1/2024	1,495,000	1,351,450
Series A, 4.00%, 4/1/2037	800,000	855,968
Allegheny County, PA, Industrial Development Authority Revenue 5.75%, 8/1/2042	250,000	223,465
Allentown, PA, Neighborhood Improvement Zone Development Authority Revenue:
5.00%, 5/1/2028 (b)	1,925,000	1,958,187
5.00%, 5/1/2042 (b)	500,000	503,535
Berks County, PA, Industrial Development Authority Revenue:
3.75%, 11/1/2042	640,000	668,070
5.00%, 11/1/2030	450,000	542,070
5.00%, 11/1/2034	260,000	308,862
5.00%, 11/1/2036	400,000	472,468
5.00%, 11/1/2047	510,000	583,251
5.00%, 11/1/2050	525,000	598,458
Centre County, PA, Hospital Authority Revenue Series A, 3.75%, 11/15/2041	385,000	407,480
Security Description	Principal Amount	Value
Chester County Health & Education Facilities Authority Revenue 5.00%, 12/1/2051	$975,000	$946,286
Cumberland County, PA, Municipal Authority Revenue:
5.00%, 1/1/2038	295,000	306,372
5.25%, 1/1/2032	220,000	213,600
Delaware County, PA, Authority Revenue:
4.00%, 8/1/2040	100,000	108,337
4.00%, 8/1/2045	170,000	183,393
5.25%, 10/1/2032	115,000	101,300
Delaware County, PA, Industrial Development Authority Revenue:
Series A, 5.13%, 6/1/2046 (b)	995,000	940,852
Series A, 5.25%, 8/15/2030	280,000	250,942
Series A, 6.13%, 8/15/2040	700,000	636,860
Delaware Valley, PA, Regional Finance Authority Revenue 5.75%, 7/1/2032	135,000	185,292
Fulton County, PA, Industrial Development Authority Revenue 4.00%, 7/1/2028	300,000	305,427
Lancaster County, PA, Hospital Authority Revenue:
5.00%, 4/1/2027	420,000	426,695
5.00%, 3/1/2045	390,000	391,934
Lehigh County, PA, General Purpose Authority Revenue:
3.25%, 11/1/2041	140,000	144,098
4.00%, 11/1/2041	250,000	263,313
Monroe County, PA, Industrial Development Authority Revenue 6.88%, 7/1/2033 (b)	370,000	364,428
Montgomery County, Higher Education & Health Authority Revenue 5.00%, 12/1/2032	250,000	262,975
Montgomery County, PA, Higher Education & Health Authority Revenue:
5.00%, 9/1/2035	300,000	349,512
Series A, 5.00%, 10/1/2026	110,000	123,059
Montgomery County, PA, Industrial Development Authority Revenue:
5.00%, 11/15/2036	100,000	102,084
5.25%, 1/1/2040	205,000	198,616
Moon Industrial Development Authority, PA, Revenue 6.00%, 7/1/2045	1,060,000	1,057,149
Northampton County, PA, General Purpose Authority Revenue:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2046	$635,000	$736,733
5.00%, 8/15/2048	630,000	748,270
Pennsylvania State, Economic Development Financing Authority Revenue:
5.00%, 6/30/2023	160,000	170,379
5.00%, 12/31/2028	360,000	397,685
5.00%, 12/31/2034	400,000	436,844
Pennsylvania State, Housing Finance Agency Revenue Series A, 4.25%, 10/1/2035	100,000	61,011
Pennsylvania, PA, Commonwealth Financing Authority Revenue Series B, 5.00%, 6/1/2042	310,000	335,429
Pennsylvania, State Higher Educational Facilities Authority Revenue:
4.00%, 11/1/2032	170,000	144,840
5.00%, 11/1/2027	880,000	880,810
5.00%, 5/1/2035	150,000	171,576
5.00%, 11/1/2036	980,000	1,011,507
5.00%, 4/1/2042	210,000	223,081
5.00%, 11/1/2042	140,000	124,862
Series A, 5.00%, 9/1/2045	280,000	302,366
Series AQ, 5.00%, 6/15/2021	150,000	155,847
Series AT-1, 5.00%, 6/15/2024	125,000	141,494
Pennsylvania, Turnpike Commission Highway Revenue:
5.00%, 6/1/2030	395,000	460,159
Series A-1, 5.00%, 12/1/2037	380,000	461,062
Series A-2, 5.00%, 12/1/2028	1,135,000	1,386,062
Series B-2, 1.00%, 12/1/2037	585,000	591,020
Series C, 5.00%, 12/1/2044	235,000	265,997
Series C, 6.25%, 6/1/2033 (a)	365,000	456,447
Series E, 6.00%, 12/1/2030	435,000	560,067
Philadelphia, PA, Airport System Revenue Series A, 5.00%, 6/15/2022	165,000	170,895
Philadelphia, PA, Authority for Industrial Development Revenue:
5.00%, 7/1/2037	290,000	284,072
Series A, 4.00%, 9/1/2047	385,000	399,472
Philadelphia, PA, General Obligation:
Series A, 5.00%, 7/15/2038	100,000	110,990
Series B, 5.00%, 8/1/2033	110,000	126,777
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue:
5.00%, 7/1/2026	325,000	371,852
5.00%, 7/1/2032	1,610,000	1,760,937
Series A, 5.63%, 7/1/2042	430,000	458,776
Reading, PA, School District, General Obligation Series A, 4.13%, 2/1/2036 (a)	120,000	129,524
Security Description	Principal Amount	Value
Scranton, PA, General Obligation 5.00%, 11/15/2032	$380,000	$412,239
Scranton, PA, Redevelopment Authority Revenue Series A, 5.00%, 11/15/2028	195,000	185,792
West Shore, PA, Area Authority Revenue Series A, 5.00%, 7/1/2030	150,000	153,602
		32,203,594
PUERTO RICO — 10.5%
Children's Trust Fund, PR, Tobacco Settlement Revenue:
5.50%, 5/15/2039	720,000	723,888
5.63%, 5/15/2043	3,790,000	3,808,495
Commonwealth of Puerto Rico, General Obligation:
Series A, 5.00%, 7/1/2035 (a)	720,000	725,875
Series A, 5.25%, 7/1/2024 (a)	150,000	154,262
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Series A, 4.00%, 7/1/2022	100,000	87,500
Series A, 4.25%, 7/1/2025	910,000	798,525
Series A, 5.00%, 7/1/2021	100,000	92,250
Series A, 5.00%, 7/1/2033	2,300,000	2,173,500
Series A, 5.13%, 7/1/2037	3,030,000	2,870,925
Series A, 5.25%, 7/1/2029	1,250,000	1,195,312
Series A, 5.25%, 7/1/2042	1,865,000	1,771,750
Series A, 5.75%, 7/1/2037	1,350,000	1,323,000
Series A, 6.00%, 7/1/2038	1,795,000	1,812,950
Series A, 6.00%, 7/1/2044	1,970,000	1,984,775
Series A, 6.00%, 7/1/2047	2,555,000	2,510,287
Series A, 6.13%, 7/1/2024	385,000	400,400
Puerto Rico Convention Center District Authority Revenue:
Series A, 4.50%, 7/1/2036 (a)	350,000	345,433
Series A, 5.00%, 7/1/2031 (a)	165,000	165,021
Puerto Rico Electric Power Authority Revenue:
Series NN, 5.25%, 7/1/2023 (a)	120,000	123,340
Series RR, 5.00%, 7/1/2026	140,000	135,835
Series V V, 5.25%, 7/1/2025 (a)	710,000	732,798
Series V V, 5.25%, 7/1/2026 (a)	795,000	820,575
Series V V, 5.25%, 7/1/2027 (a)	920,000	980,996
Series V V, 5.25%, 7/1/2029 (a)	1,900,000	1,945,752
Series V V, 5.25%, 7/1/2030 (a)	2,020,000	2,064,379
Series V V, 5.25%, 7/1/2032 (a)	1,120,000	1,137,898
Series V V, 5.25%, 7/1/2033 (a)	2,000,000	2,024,100

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series V V, 5.25%, 7/1/2034 (a)	$770,000	$775,875
Series V V, 5.25%, 7/1/2035 (a)	2,230,000	2,236,155
Puerto Rico Highways & Transportation Authority Revenue:
Series CC, 5.25%, 7/1/2033 (a)	120,000	127,439
Series N, 5.25%, 7/1/2034 (a)	345,000	365,672
Series N, 5.25%, 7/1/2036 (a)	1,030,000	1,084,333
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue 5.00%, 3/1/2036	200,000	167,380
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue:
Series A, 5.00%, 7/1/2033 (a)	260,000	258,261
Series A, 6.00%, 7/1/2033	100,000	103,820
Puerto Rico Infrastructure Financing Authority Revenue:
Series A, Zero Coupon, 7/1/2033	100,000	38,470
Series A, Zero Coupon, 7/1/2036 (a)	155,000	71,046
Series A, Zero Coupon, 7/1/2043 (a)	710,000	227,938
Series C, 5.50%, 7/1/2025 (a)	425,000	451,176
Series C, 5.50%, 7/1/2026 (a)	480,000	511,790
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2024	191,000	163,544
Series A-1, Zero Coupon, 7/1/2027	669,000	509,390
Series A-1, Zero Coupon, 7/1/2029	709,000	490,628
Series A-1, Zero Coupon, 7/1/2031	1,646,000	1,023,614
Series A-1, Zero Coupon, 7/1/2033	1,762,000	974,985
Series A-1, Zero Coupon, 7/1/2046	7,500,000	1,773,150
Series A-1, 4.50%, 7/1/2034	2,065,000	2,069,646
Series A-1, 4.55%, 7/1/2040	1,483,000	1,403,882
Series A-1, 4.75%, 7/1/2053	8,964,000	8,441,040
Series A-1, 5.00%, 7/1/2058	18,095,000	17,596,483
Series A-2, 4.33%, 7/1/2040	15,552,000	14,285,912
Series A-2, 4.54%, 7/1/2053	58,000	52,639
Series A-2, 4.55%, 7/1/2040	100,000	78,430
Series A-2, 4.78%, 7/1/2058	5,779,000	5,412,149
Security Description	Principal Amount	Value
Series A-2-, 4.33%, 7/1/2040	$1,710,000	$1,570,789
		95,175,457
SOUTH CAROLINA — 0.9%
South Carolina State, Jobs - Economic Development Authority Revenue:
5.00%, 11/1/2037	500,000	550,095
5.25%, 11/15/2047	1,750,000	1,747,357
Series A, 7.00%, 11/1/2033	270,000	286,297
Series S, 3.00%, 8/15/2038	1,035,000	1,042,421
Series S, 5.25%, 8/15/2033	100,000	116,344
South Carolina State, Ports Authority Revenue:
4.00%, 7/1/2040	245,000	260,418
5.00%, 7/1/2043	1,450,000	1,691,265
South Carolina State, Public Service Authority Revenue:
Series A, 5.00%, 12/1/2055	255,000	280,087
Series A, 5.50%, 12/1/2054	320,000	352,019
Series B, 4.00%, 12/1/2056	360,000	381,985
Series B, 5.13%, 12/1/2043	660,000	715,513
Series C, 5.00%, 12/1/2046	155,000	169,975
Series E, 5.00%, 12/1/2048	250,000	268,965
Series E, 5.25%, 12/1/2055	305,000	341,634
Series E, 5.50%, 12/1/2053	100,000	108,903
Spartanburg, SC, Regional Health Services District Revenue Series A, 3.63%, 4/15/2039	195,000	206,987
		8,520,265
SOUTH DAKOTA — 0.0% (f)
South Dakota Health & Educational Facilities Authority Revenue 5.00%, 9/1/2028	100,000	123,478
TENNESSEE — 0.7%
Bristol, TN, Industrial Development Board Revenue Series A, 5.13%, 12/1/2042 (b)	400,000	350,632
Chattanooga, TN, Health Educational & Housing Facility Board Revenue:
Series A-, 3.25%, 8/1/2044	200,000	208,214
Series A-, 4.00%, 8/1/2036	1,000,000	1,059,480
Series A-, 4.00%, 8/1/2037	1,080,000	1,136,063
Series A-, 5.00%, 8/1/2044	550,000	592,108
Greeneville, TN, Health & Educational Facilities Board Revenue 4.00%, 7/1/2040	650,000	701,844
Knox County, TN, Health Educational & Housing Facility Board Revenue 5.00%, 4/1/2031	240,000	278,472

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Memphis-Shelby County, TN, Industrial Development Board, Tax Allocation Series A, 5.50%, 7/1/2037	$100,000	$100,763
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facility Revenue Series A, 5.63%, 6/15/2047 (b) (e)	370,000	222,000
Metropolitan Nashville, TN, Airport Authority Revenue Series B, 5.00%, 7/1/2043	100,000	110,056
Nashville Metropolitan Development & Housing Agency, TN, Tax Increment Revenue 5.13%, 6/1/2036 (b)	430,000	438,157
Shelby County, TN, Health Educational & Housing Facilities Board Revenue Series A, 5.50%, 9/1/2047	400,000	288,500
Tennessee State, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2022	190,000	199,800
Series A, 5.25%, 9/1/2026	120,000	134,314
Series C, 5.00%, 2/1/2024	100,000	106,462
Series C, 5.00%, 2/1/2027	700,000	773,374
		6,700,239
TEXAS — 4.8%
Arlington, TX, Higher Education Finance Corp. Revenue:
Series A, 5.00%, 6/15/2046	225,000	208,582
Series A, 5.00%, 8/15/2048	15,000	13,454
Austin Convention Enterprises, Inc., TX, Convention Center Revenue Series A, 5.00%, 1/1/2034	400,000	386,964
Central Texas Regional Mobility Authority Revenue 3.38%, 1/1/2041	1,000,000	908,450
City of Austin TX Airport System Revenue Series B, 5.00%, 11/15/2048	1,000,000	1,171,030
Clifton, TX, Higher Education Finance Corp. Educational Revenue:
Series A, 3.95%, 12/1/2032	115,000	115,674
Series A, 4.35%, 12/1/2042	290,000	291,598
Dallas County, TX, Flood Control District No. 1, General Obligation 5.00%, 4/1/2028 (b)	500,000	532,950
Dallas/Fort Worth, TX, International Airport Revenue:
Series B, 5.00%, 11/1/2038	175,000	186,027
Security Description	Principal Amount	Value
Series H, 5.00%, 11/1/2027	$140,000	$145,704
Decatur, TX, Hospital Authority Revenue:
Series A, 6.63%, 9/1/2031	320,000	369,699
Series A-REF, 5.25%, 9/1/2029	335,000	376,118
El Paso County, TX, Hospital District, General Obligation:
4.00%, 8/15/2036	200,000	214,956
4.00%, 8/15/2038	200,000	213,736
5.00%, 8/15/2037	200,000	232,004
Grand Parkway Transportation Corp. Revenue 4.00%, 10/1/2049	1,085,000	1,190,657
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	250,000	238,985
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 11/15/2032	135,000	142,650
5.00%, 11/15/2027	120,000	148,255
Harris County, TX, Improvement District No. 18, General Obligation 3.38%, 9/1/2041	120,000	124,008
Harris County-Houston, TX, Sports Authority Revenue Series H, Zero Coupon, 11/15/2041 (a)	965,000	372,886
Houston, TX, Airport System Revenue:
Series A, 5.00%, 7/1/2024	100,000	103,564
Series A, 6.50%, 7/15/2030	300,000	297,399
Series B-1, 5.00%, 7/15/2035	3,000,000	2,940,120
Series D, 5.00%, 7/1/2029	115,000	139,335
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	60,000	58,887
Lower Colorado River, TX, Authority Revenue:
4.00%, 5/15/2035	130,000	135,600
Series A, 5.00%, 5/15/2024	1,260,000	1,273,079
Series B, 3.13%, 5/15/2033	160,000	162,976
Series B, 5.00%, 5/15/2022	155,000	167,031
Matagorda County, TX, Navigation District No. 1, Revenue:
2.60%, 11/1/2029	1,100,000	1,075,701
Series A, 4.40%, 5/1/2030 (a)	495,000	557,385
Mesquite, TX, Health Facility Development Corp. Revenue 5.13%, 2/15/2042	1,600,000	1,257,504
Mission, TX, Economic Development Corp. Revenue:
6.50%, 12/1/2033 (b)	565,000	513,393

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.75%, 1/1/2045 (b) (e)	$940,000	$470,000
New Hope, Cultural Education Facilities Corp. Revenue:
5.00%, 11/15/2031	850,000	854,709
5.00%, 11/15/2036	550,000	551,815
5.00%, 1/1/2047	500,000	469,810
5.00%, 7/1/2051	885,000	833,042
5.50%, 1/1/2049	1,000,000	942,210
Series A, 4.75%, 4/1/2046	150,000	142,734
Series A, 5.00%, 7/1/2047	1,000,000	812,780
Series A, 5.38%, 11/15/2036	500,000	473,415
Series A, 5.50%, 7/1/2054	100,000	84,069
Newark Higher Education Finance Corp., TX, Revenue Series A, 5.13%, 8/15/2047	1,000,000	872,150
North Fort Bend Water Authority System Revenue Series A, 4.00%, 12/15/2040	650,000	751,179
North Harris County, TX, Regional Water Authority Revenue 3.00%, 12/15/2036	510,000	527,916
North Texas Tollway Authority Revenue:
Zero Coupon, 1/1/2029 (a)	315,000	266,496
Zero Coupon, 1/1/2030 (a)	490,000	403,927
4.00%, 1/1/2037	500,000	556,980
4.00%, 1/1/2038	595,000	660,152
Series B, 5.00%, 1/1/2040	180,000	196,173
Series I, 6.20%, 1/1/2042 (a)	180,000	217,210
Port of Beaumont Navigation District Revenue 4.00%, 1/1/2050 (b)	1,275,000	984,121
Pottsboro, TX, Higher Education Finance Corp., Education Revenue Series A, 5.00%, 8/15/2036	300,000	289,257
Red River Education Finance Corp., TX, Revenue 5.00%, 6/1/2046	10,000	10,727
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue:
Series A, 7.50%, 11/15/2034	1,000,000	1,080,520
Series A, 8.00%, 11/15/2049	385,000	417,240
Red River, TX, Health Facilities Development Corp., Retirement Facilities Revenue Series A, 7.75%, 11/15/2044	1,250,000	1,343,237
SA Energy Acquisition Public Facility Corp., Revenue:
5.50%, 8/1/2025	205,000	232,103
5.50%, 8/1/2027	150,000	175,665
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue:
4.00%, 5/15/2027	500,000	479,300
Security Description	Principal Amount	Value
4.50%, 11/15/2021 (e)	$715,000	$500,500
5.00%, 10/1/2044	200,000	205,648
5.25%, 11/15/2047	110,000	92,818
5.63%, 11/15/2041 (e)	500,000	350,000
6.38%, 2/15/2041	450,000	457,830
6.75%, 11/15/2047	1,400,000	1,473,220
6.75%, 11/15/2052	300,000	314,802
Series B, 4.00%, 11/15/2025	235,000	218,900
Series B, 4.50%, 11/15/2036	190,000	158,162
Series B, 5.00%, 11/15/2046	100,000	111,442
Texas State, Municipal Gas Acquisition & Supply Corp. I Revenue Series D, 6.25%, 12/15/2026	240,000	264,319
Texas State, Municipal Gas Acquisition & Supply Corp. III Revenue:
5.00%, 12/15/2022	80,000	83,974
5.00%, 12/15/2026	25,000	26,136
5.00%, 12/15/2030	330,000	341,817
5.00%, 12/15/2031	500,000	516,755
Texas State, Private Activity Bond Surface Transportation Corp. Revenue:
5.00%, 12/31/2035	500,000	563,045
5.00%, 12/31/2040	280,000	298,715
5.00%, 12/31/2045	350,000	371,140
5.00%, 12/31/2055	490,000	516,465
6.75%, 6/30/2043	250,000	279,595
7.00%, 12/31/2038	225,000	253,834
7.50%, 6/30/2033	1,615,000	1,629,616
Texas State, Turnpike System Revenue:
Series C, 5.00%, 8/15/2034	500,000	521,595
Series C, 5.00%, 8/15/2037	500,000	518,470
West Harris County, TX, Regional Water Authority Revenue Series A, 3.75%, 12/15/2039	100,000	107,296
Westlake Town, TX, Special Assessment:
6.13%, 9/1/2035	395,000	371,541
6.25%, 9/1/2040	370,000	346,142
6.38%, 9/1/2045	505,000	476,846
Woodloch Health Facilities Development Corp., TX, Revenue Series A1, 6.75%, 12/1/2051 (b) (e)	2,000,000	1,343,540
		44,079,461
U. S. VIRGIN ISLANDS — 0.9%
Virgin Islands Public Finance Authority Revenue:
Series A, 4.00%, 7/1/2021	80,000	77,450
Series A, 5.00%, 10/1/2025	410,000	403,022
Series A, 5.00%, 10/1/2029	2,345,000	2,267,826

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 7/1/2031	$1,280,000	$1,150,259
Series A, 5.00%, 10/1/2032	415,000	399,919
Series A1, 4.50%, 10/1/2024	350,000	339,104
Series A1, 5.00%, 10/1/2029	100,000	96,768
Series A1, 5.00%, 10/1/2039	345,000	331,597
Series B, 5.00%, 10/1/2024	100,000	97,892
Series B, 5.00%, 10/1/2025	730,000	716,802
Series B, 5.25%, 10/1/2029	895,000	865,859
Series B, 6.63%, 10/1/2029	750,000	721,335
Series B, 6.75%, 10/1/2037	100,000	96,022
Series C, 5.00%, 10/1/2030	1,000,000	956,760
		8,520,615
UTAH — 0.1%
Box Elder County, UT, Solid Waste Disposal Revenue Series A, 8.00%, 12/1/2039 (b)	320,000	295,082
Salt Lake City Corp., Airport Revenue Series A, 5.00%, 7/1/2028	150,000	174,951
Utah State, Charter School Finance Authority Revenue Series A, 7.00%, 7/15/2045	110,000	110,913
		580,946
VERMONT — 0.1%
Vermont State, Economic Development Authority Revenue Series A, 5.00%, 5/1/2047	1,000,000	871,710
VIRGINIA — 1.6%
Amherst, VA, Industrial Development Authority Revenue 5.00%, 9/1/2026	125,000	122,645
Cherry Hill, VA, Community Development Authority, Special Assessment 5.40%, 3/1/2045 (b)	335,000	327,359
Chesapeake, VA, Chesapeake Expressway Toll Road Revenue Series A, 5.00%, 7/15/2047	50,000	51,853
Danville, VA, Industrial Development Authority Revenue Series A, 5.00%, 10/1/2047	385,000	359,421
Henrico County, VA, Economic Development Authority Revenue Series C, 5.00%, 12/1/2047	1,000,000	960,850
Lexington, VA, Industrial Development Authority Revenue 4.00%, 1/1/2031	10,000	9,406
Lower Magnolia, VA, Green Community Development Authority, Special Assessment 5.00%, 3/1/2035 (b)	980,000	931,480
Security Description	Principal Amount	Value
Newport News, VA, Economic Development Authority Revenue 5.00%, 12/1/2038	$755,000	$744,143
Norfolk, VA, Redevelopment & Housing Authority Revenue:
5.38%, 1/1/2035	250,000	259,562
Series A, 5.00%, 1/1/2049	2,000,000	2,010,060
Peninsula Town Center, VA, Community Development Authority Revenue 5.00%, 9/1/2037 (b)	200,000	206,360
Tobacco Settlement Financing Corp., NJ, Revenue Series A, 5.00%, 6/1/2029	175,000	196,348
Tobacco Settlement Financing Corp., RI, Revenue Series A, 5.00%, 6/1/2023	260,000	277,152
Tobacco Settlement Financing Corp., VA, Revenue:
Series B1, 5.00%, 6/1/2047	4,435,000	4,348,872
Series C-1ST SUB, Zero Coupon, 6/1/2047	2,285,000	351,616
Virginia State, College Building Authority Revenue Series A, 5.00%, 7/1/2030 (b)	875,000	881,755
Virginia State, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	503,700
5.00%, 12/31/2052	335,000	364,869
Series C, 5.00%, 6/1/2047	1,000,000	1,000,460
Series SR, 5.50%, 1/1/2042	275,000	279,031
		14,186,942
WASHINGTON — 1.4%
King County, WA, Public Hospital District No 1 Revenue 5.00%, 12/1/2026	100,000	121,562
Klickitat County, WA, Public Utility District No. 1 Revenue Series A, 5.00%, 12/1/2032	400,000	461,444
Pend Oreille County, WA, Public Utility District No. 1 Box Canyon Revenue 5.00%, 1/1/2044	215,000	246,433
Port of Seattle, WA, Airport Authority Revenue Series C, 5.00%, 5/1/2031	130,000	154,565
State of Washington Revenue 5.00%, 9/1/2022	200,000	218,140
Tacoma, WA, Consolidated Local Improvement Districts, Special Assessment 5.75%, 4/1/2043	225,000	218,621
Washington State, Economic Development Finance Authority Revenue:
7.25%, 1/1/2032 (b)	100,000	88,571

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 1/1/2032 (b)	$260,000	$234,978
Series S, 7.50%, 1/1/2032 (b)	495,000	447,361
Washington State, Health Care Facilities Authority Revenue:
4.00%, 7/1/2036	630,000	643,369
4.00%, 7/1/2042	200,000	219,228
Series A-, 5.00%, 8/1/2038	250,000	272,257
Series A-, 5.00%, 8/1/2039	250,000	271,735
Washington State, Housing Finance Commission Revenue:
5.00%, 7/1/2033	100,000	106,759
5.00%, 7/1/2046 (b)	1,520,000	1,397,184
5.00%, 7/1/2051 (b)	1,250,000	1,133,000
5.00%, 1/1/2055 (b)	2,000,000	1,883,880
Series A, 5.00%, 1/1/2031 (b)	100,000	101,422
Series A, 5.00%, 1/1/2046 (b)	1,000,000	985,680
Series A, 5.00%, 1/1/2051 (b)	820,000	785,207
Series A, 5.00%, 7/1/2051 (b)	1,000,000	944,170
Series A, 7.00%, 7/1/2045 (b)	1,345,000	1,388,148
Series A, 7.00%, 7/1/2050 (b)	500,000	514,915
		12,838,629
WEST VIRGINIA — 0.2%
Glenville, State College Revenue 5.25%, 6/1/2047	750,000	696,765
Monongalia County, WV, Building Commission Special District Revenue 4.00%, 7/1/2035	390,000	405,943
Monongalia County, WV, Commission Special District Revenue Series A, 5.50%, 6/1/2037 (b)	225,000	228,978
West Virginia State, Commissioner of Highways Revenue Series A-, 5.00%, 9/1/2029	120,000	147,768
		1,479,454
WISCONSIN — 3.1%
Mount Pleasant, WI, Tax Increase Revenue Series A, 5.00%, 4/1/2048	650,000	771,160
Public Finance Authority Revenue:
Zero Coupon, 1/1/2067 (b)	920,000	12,862
4.00%, 8/1/2035	940,000	835,491
5.00%, 9/1/2030 (b)	400,000	404,716
5.00%, 10/1/2034 (b)	1,355,000	1,558,006
5.00%, 9/1/2039 (b)	770,000	707,160
5.25%, 4/1/2030	775,000	791,073
5.25%, 3/1/2035 (b)	750,000	750,607
5.25%, 5/15/2052 (b)	1,300,000	1,325,428
5.88%, 4/1/2045	530,000	558,413
5.88%, 6/15/2047 (b)	800,000	696,328
6.75%, 12/1/2042 (b)	2,000,000	1,967,880
7.00%, 12/1/2050 (b)	3,000,000	2,962,590
Security Description	Principal Amount	Value
Series A, 4.00%, 7/1/2051	$100,000	$70,896
Series A, 5.00%, 6/15/2037 (b)	425,000	404,243
Series A, 5.00%, 6/15/2046 (b)	1,000,000	798,560
Series A, 5.00%, 6/15/2049 (b)	310,000	277,664
Series A, 5.13%, 6/1/2048 (b)	350,000	320,089
Series A, 5.35%, 12/1/2045	1,000,000	1,074,170
Series A, 5.38%, 7/15/2047 (b)	500,000	462,530
Series A, 6.00%, 7/15/2042	250,000	262,865
Series A, 6.20%, 10/1/2042	325,000	363,152
Series A, 6.50%, 9/1/2048	480,000	417,341
Series A-, 5.20%, 6/1/2037	1,000,000	897,650
Series A1, 6.25%, 1/1/2038 (b)	500,000	522,390
Series A1, 6.38%, 1/1/2048 (b)	500,000	510,520
Series S, 6.25%, 10/1/2031 (b)	200,000	220,520
Wisconsin Health & Educational Facilities Authority Revenue:
3.13%, 12/15/2044	505,000	517,681
5.00%, 8/1/2032	50,000	47,779
5.00%, 8/1/2037	150,000	137,242
5.00%, 8/1/2039	1,100,000	1,002,001
5.00%, 11/1/2039	1,000,000	975,570
5.00%, 11/1/2046	1,250,000	1,181,500
5.50%, 5/1/2034	350,000	382,361
3.50%, 7/1/2040	100,000	102,625
4.00%, 7/1/2046	335,000	352,943
Series A, 4.00%, 7/1/2048	425,000	392,334
Series A, 4.13%, 7/1/2053	595,000	554,736
Series A, 5.25%, 8/1/2048	100,000	92,778
Series B, 3.50%, 2/15/2046	595,000	605,621
Series B, 5.00%, 9/15/2037	590,000	591,198
Series B, 5.00%, 2/15/2042	150,000	166,863
Series B, 5.00%, 9/15/2045	1,000,000	976,030
		28,023,566
TOTAL MUNICIPAL BONDS & NOTES (Cost $925,974,432)		888,778,557
	Shares
SHORT-TERM INVESTMENT — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (h) (i) (Cost $7,927,704)	7,927,704	7,927,704
TOTAL INVESTMENTS — 98.6% (Cost $933,902,136)		896,706,261
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		12,584,619
NET ASSETS — 100.0%		$909,290,880

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS HIGH YIELD MUNICIPAL BOND ETF (formerly, SPDR Nuveen S&P High Yield Municipal Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(a)	Bond is insured by the following:
% of Net Assets
National Public Finance Guaranty Corp.	2.0%
Assured Guaranty Municipal Corp.	1.7%
Ambac Financial Group	0.6%
Assured Guaranty Corp.	0.3%
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.0% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2020, total aggregate fair value of these securities is $1,187,312, representing 0.1% of the Fund's net assets.
(e)	Security is currently in default and/or issuer is in bankruptcy.
(f)	Amount is less than 0.05% of net assets.
(g)	When-issued security.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$887,591,245	$1,187,312 (a)	$888,778,557
Short-Term Investment	7,927,704	—	—	7,927,704
TOTAL INVESTMENTS	$7,927,704	$887,591,245	$1,187,312	$896,706,261
(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2020.
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,125,045	$6,125,045	$122,120,685	$120,318,026	$—	$—	7,927,704	$7,927,704	$52,358
See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.5%
Alabama, Federal Aid Highway Finance Authority Revenue:
Series A, 5.00%, 9/1/2021	$205,000	$216,273
Series A, 5.00%, 9/1/2022	3,090,000	3,360,221
Series A, 5.00%, 9/1/2023	3,950,000	4,431,228
Series B, 5.00%, 9/1/2023	5,000,000	5,609,150
Series B, 5.00%, 9/1/2024	3,560,000	4,114,007
Jefferson, AL, General Obligation Series A, 5.00%, 4/1/2023	1,000,000	1,104,350
		18,835,229
ARIZONA — 2.7%
Arizona School Facilities Board Series A, 5.00%, 9/1/2021	250,000	263,603
Arizona School Lottery Revenue 5.00%, 7/1/2024	9,450,000	10,868,256
Arizona State Transportation Board 5.00%, 7/1/2021	580,000	607,933
Arizona, Board of Regents University Revenue Series 2016, 5.00%, 6/1/2023	525,000	586,168
Arizona, Phoenix Civic Improvement Corp., Lease Revenue:
Series B, 5.00%, 7/1/2022	1,510,000	1,627,689
Series B, 5.00%, 7/1/2023	8,000,000	8,969,440
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
Series A, 5.00%, 7/1/2021	100,000	104,867
Series B, 5.00%, 7/1/2021	1,500,000	1,572,045
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
5.00%, 1/1/2023	6,710,000	7,392,944
5.00%, 1/1/2024	6,275,000	7,135,679
5.00%, 1/1/2025	2,000,000	2,343,220
Series A, 5.00%, 1/1/2023	4,355,000	4,798,252
Series A, 5.00%, 1/1/2024	1,965,000	2,234,519
Arizona, State:
5.00%, 10/1/2021	6,015,000	6,356,832
5.00%, 9/1/2022	185,000	201,178
Arizona, State Transportation Board, Sales Tax Revenue:
5.00%, 7/1/2021	265,000	277,863
5.00%, 7/1/2023	3,310,000	3,711,106
Arizona, State University Revenue Series B, 5.00%, 7/1/2022	100,000	108,397
Gilbert, AZ, General Obligation 5.00%, 7/1/2022	14,580,000	15,838,254
Security Description	Principal Amount	Value
Maricopa County Series A, 5.00%, 7/1/2023	$1,725,000	$1,928,171
Maricopa County, AZ, Certificates Of Participation Series 2018A, 5.00%, 7/1/2021	1,000,000	1,046,760
Maricopa County, AZ, Community College District, General Obligation:
5.00%, 7/1/2021	290,000	304,114
5.00%, 7/1/2022	355,000	384,401
Maricopa County, AZ, Special Health Care District, General Obligation:
5.00%, 7/1/2021	550,000	576,417
5.00%, 7/1/2022	250,000	270,935
Pima County, AZ, General Obligation 4.00%, 7/1/2021	6,125,000	6,345,132
Pima County, AZ, Sewer System Revenue:
5.00%, 7/1/2023	4,900,000	5,485,452
5.00%, 7/1/2024	6,200,000	7,158,210
		98,497,837
ARKANSAS — 0.0% (a)
Arkansas, State General Obligation 5.00%, 10/1/2020	125,000	127,524
CALIFORNIA — 18.9%
Bakersfield, CA, Wastewater Revenue Series A, 5.00%, 9/15/2021	100,000	105,665
Beverly Hills, CA, Unified School District, General Obligation 3.00%, 8/1/2021	3,000,000	3,076,680
California Infrastructure & Economic Development Bank 5.00%, 10/1/2021	12,430,000	13,155,539
California Infrastructure & Economic Development Bank Revenue:
5.00%, 10/1/2022	155,000	169,807
Series 2016, 5.00%, 10/1/2023	500,000	566,020
California Municipal Finance Authority Revenue Series A, 5.00%, 10/1/2022	245,000	268,405
California State Public Works Board:
Series C, 5.00%, 11/1/2022	4,410,000	4,836,403
Series C, 5.00%, 11/1/2023	5,240,000	5,930,003
Series C, 5.00%, 11/1/2024	7,290,000	8,496,349
California, Bay Area Toll Authority Revenue 2.00%, 4/1/2053 (b)	5,000,000	5,081,750

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
California, Bay Area Toll Authority, Toll Bridge Revenue:
2.10%, 4/1/2045 (b)	$15,085,000	$15,343,406
Series B, 2.25%, 4/1/2045 (b)	28,000,000	28,541,800
California, East Bay Municipal Utility District, Water System Revenue Series A, 4.00%, 6/1/2023	125,000	136,105
California, State Department of Water Resources Center Valley Project Revenue:
Series AW, 5.00%, 12/1/2022	1,530,000	1,685,035
Series AX, 5.00%, 12/1/2022	3,000,000	3,303,990
California, State General Obligation:
4.00%, 9/1/2021	150,000	156,171
4.00%, 9/1/2022	700,000	747,404
4.00%, 10/1/2023	10,000,000	10,953,200
4.00%, 11/1/2023	3,655,000	4,011,326
4.00%, 4/1/2024	10,000,000	11,079,000
4.00%, 10/1/2024	37,530,000	42,051,239
5.00%, 8/1/2021	100,000	105,190
5.00%, 9/1/2021	1,925,000	2,031,145
5.00%, 8/1/2022	190,000	206,798
5.00%, 9/1/2022	2,355,000	2,570,364
5.00%, 11/1/2022	28,035,000	30,768,412
5.00%, 8/1/2023	4,125,000	4,634,396
5.00%, 9/1/2023	325,000	366,106
5.00%, 10/1/2023	10,000,000	11,294,600
5.00%, 4/1/2024	14,050,000	16,112,540
5.00%, 8/1/2024	19,620,000	22,726,435
5.00%, 9/1/2024	2,500,000	2,903,025
5.00%, 10/1/2024	5,000,000	5,820,400
5.00%, 11/1/2024	5,000,000	5,834,650
4.00%, 12/1/2030 (b)	14,115,000	14,543,673
Series B, 5.00%, 8/1/2021	10,000,000	10,519,000
Series B, 5.00%, 8/1/2022	2,680,000	2,916,939
Series B, 5.00%, 8/1/2024	10,000,000	11,583,300
California, State University Revenue:
Series A, 5.00%, 11/1/2021	4,095,000	4,331,241
Series A, 5.00%, 11/1/2022	4,460,000	4,875,717
Series A, 5.00%, 11/1/2023	3,450,000	3,890,047
Campbell, CA, Union High School District, General Obligation Series B, 4.00%, 8/1/2021	250,000	259,682
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series A, 5.00%, 3/1/2021	325,000	336,612
Security Description	Principal Amount	Value
Coronado, CA, Community Development Agency Successor Agency, Tax Allocation Series A, 5.00%, 9/1/2023	$1,200,000	$1,350,480
Culver, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 11/1/2022	2,425,000	2,664,032
Fontana, CA, Redevelopment Agency Successor Agency, Tax Allocation Series A, 5.00%, 10/1/2022	4,300,000	4,710,779
Grossmont-Cuyamaca, CA, Community College District General Obligation 5.00%, 8/1/2023	3,750,000	4,196,100
Long Beach, CA, Community College District, General Obligation:
4.00%, 8/1/2021	3,750,000	3,895,237
4.00%, 8/1/2022	5,000,000	5,308,400
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2021	500,000	525,610
Los Angeles County, CA, Metropolitan Transportation Authority Revenue:
Series A, 5.00%, 7/1/2021	400,000	419,212
Series A, 5.00%, 7/1/2023	6,160,000	6,916,941
Series B, 5.00%, 7/1/2022	300,000	325,890
Los Angeles, CA, Community College District, General Obligation:
Series B-1, 5.00%, 8/1/2021	16,000,000	16,826,080
Series C, 5.00%, 8/1/2022	500,000	545,055
Series I, 3.00%, 8/1/2023	250,000	265,442
Los Angeles, CA, Department of Water & Power Power System Revenue:
Series A, 5.00%, 7/1/2021	300,000	314,448
Series A, 5.00%, 7/1/2023	2,360,000	2,646,787
Series B, 5.00%, 7/1/2024	19,000,000	21,987,750
Los Angeles, CA, Department of Water & Power Revenue Series A, 5.00%, 7/1/2023	1,720,000	1,931,354
Los Angeles, CA, Department of Water & Power System Revenue Series B, 5.00%, 7/1/2023	11,000,000	12,336,720
Los Angeles, CA, Metropolitan Transportation Authority Revenue Series A, 5.00%, 6/1/2021	215,000	224,643
Los Angeles, CA, Municipal Improvement Corp. Revenue:
Series A, 5.00%, 11/1/2023	4,410,000	4,997,324

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/2024	$7,210,000	$8,289,265
Los Angeles, CA, Unified School District, General Obligation:
Series A, 5.00%, 7/1/2021	315,000	329,528
Series A, 5.00%, 7/1/2022	25,530,000	27,590,782
Series A, 5.00%, 7/1/2023	20,450,000	22,796,433
Series A, 5.00%, 7/1/2024	13,075,000	14,944,202
Los Angeles, CA, Wastewater System Revenue Series B, 5.00%, 6/1/2022	1,570,000	1,693,622
Metropolitan Water District of Southern California Revenue Series A, 5.00%, 7/1/2021	5,010,000	5,253,837
North Orange, CA, County Community College District, General Obligation Series B, 4.00%, 8/1/2021	7,000,000	7,271,110
Oakland-Alameda County, CA, Unified School District, General Obligation Series A, 5.00%, 8/1/2020	125,000	126,573
Orange County, FL, Tourist Development Tax Revenue:
5.00%, 2/15/2023	6,000,000	6,645,480
5.00%, 2/15/2024	6,300,000	7,204,050
Orange County, FL, Water District Series A, 2.00%, 8/15/2023	18,000,000	18,509,760
Riverside Unified School District, General Obligation:
Series B, 4.00%, 8/1/2021	2,255,000	2,336,248
Series B, 4.00%, 8/1/2022	2,000,000	2,120,980
Sacramento, CA, Financing Authority Revenue 5.00%, 12/1/2021	1,100,000	1,171,280
Sacramento, CA, Municipal Utility District, Financing Authority Revenue:
Series A, 5.00%, 8/15/2049 (b)	7,500,000	8,348,250
Series D, 5.00%, 8/15/2021	2,420,000	2,549,252
Series E, 5.00%, 8/15/2022	3,860,000	4,200,105
San Diego County, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 4.00%, 5/15/2021	2,255,000	2,328,558
San Diego County, CA, Regional Transportation Commission Revenue:
Series A, 3.00%, 4/1/2021	5,000,000	5,093,950
Series A, 4.00%, 4/1/2021	835,000	858,948
San Diego County, CA, Unified School District Revenue 4.00%, 7/1/2021	15,000,000	15,544,800
Security Description	Principal Amount	Value
San Diego County, CA, Water Authority Financing Corp., Revenue Series S1, 5.00%, 5/1/2021	$28,285,000	$29,338,616
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A, 5.00%, 5/15/2021	7,370,000	7,692,216
San Francisco, CA, City & County Public Utilities Commission Wastewater Revenue:
Series A, 5.00%, 10/1/2023	2,000,000	2,245,040
Series C, 2.13%, 10/1/2048 (b)	15,000,000	15,282,300
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 5.00%, 11/1/2023	3,280,000	3,691,017
San Francisco, CA, Public Utilities Commission Water Revenue 5.00%, 11/1/2021	100,000	106,158
San Jose Redevelopment Agency Successor Agency, Tax Allocation:
Series B, 5.00%, 8/1/2021	300,000	315,570
Series B, 5.00%, 8/1/2022	3,260,000	3,551,379
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Series A, 5.00%, 6/1/2021	500,000	522,720
Series A, 5.00%, 6/1/2022	4,690,000	5,080,302
Series A, 5.00%, 6/1/2023	4,385,000	4,910,455
Santa Clara Valley, CA, Unified School District, General Obligation Series 2019, 5.00%, 7/1/2021	1,000,000	1,048,670
Santa Monica-Malibu, CA, Unified School District, General Obligation 4.00%, 8/1/2021	10,405,000	10,807,986
Sonoma County, CA, Junior College District, General Obligation:
Series B, 4.00%, 8/1/2021	1,480,000	1,537,320
Series B, 4.00%, 8/1/2022	10,000,000	10,616,800
Southern California, Metropolitan Water District Revenue:
Series B, 4.00%, 8/1/2023	255,000	278,218
Series B, 5.00%, 8/1/2022	12,150,000	13,207,050
Southern California, State Public Power Authority Revenue:
Series 1, 2.00%, 7/1/2036 (b)	150,000	150,112
Series A, 5.00%, 7/1/2022	415,000	434,629

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
University of California, Revenue:
Series A, 5.00%, 11/1/2021	$5,180,000	$5,478,834
Series A, 5.00%, 11/1/2023	2,320,000	2,615,916
Series AO, 5.00%, 5/15/2021	730,000	761,076
Series AT, 1.40%, 5/15/2046 (b)	3,260,000	3,256,381
Series B-2, 4.00%, 11/1/2049 (b)	100,000	102,734
Series I, 5.00%, 5/15/2021	385,000	401,216
Series I, 5.00%, 5/15/2022	500,000	538,045
West Valley, CA, Mission Community College District, General Obligation Series A, 4.00%, 8/1/2021	705,000	731,825
		700,623,451
COLORADO — 1.4%
Arapahoe County, CO, School District No. 6, General Obligation Series A, 5.00%, 12/1/2023	1,750,000	1,991,658
Colorado Springs, CO, Utilities System Revenue:
Series A-1, 5.00%, 11/15/2023	1,500,000	1,696,155
Series A-3, 5.00%, 11/15/2022	9,200,000	10,094,792
County of Denver, CO, General Obligation:
Series A, 5.00%, 8/1/2021	100,000	105,122
Series B, 5.00%, 8/1/2023	10,825,000	12,169,357
Denver, CO, City & County School District No. 1, General Obligation 5.00%, 12/1/2023	5,150,000	5,851,224
Douglas County, CO, School District No. Re-1, General Obligation 5.00%, 12/15/2023	5,250,000	5,972,137
Pueblo, CO, City Schools District No. 60, General Obligation:
5.00%, 12/15/2023	3,215,000	3,657,223
5.00%, 12/15/2024	3,900,000	4,567,290
5.00%, 12/15/2025	4,225,000	5,083,055
		51,188,013
CONNECTICUT — 1.8%
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-2, 5.00%, 7/1/2042 (b)	13,625,000	14,746,882
Series A-4-, 2.00%, 7/1/2049 (b)	5,000,000	5,040,850
Series C-2, 5.00%, 7/1/2057 (b)	32,130,000	35,390,552
Security Description	Principal Amount	Value
Series U-1-, 2.00%, 7/1/2033 (b)	$6,790,000	$6,845,474
Series U-2-, 2.00%, 7/1/2033 (b)	6,475,000	6,527,901
South Central, Connecticut Regional Water Authority Revenue Series B, 5.00%, 8/1/2020	125,000	126,598
		68,678,257
DELAWARE — 0.4%
Delaware, State General Obligation:
5.00%, 3/1/2021	425,000	440,185
5.00%, 2/1/2024	2,830,000	3,236,756
5.00%, 3/1/2024	880,000	1,009,131
Series 2016A, 5.00%, 3/1/2024	1,040,000	1,192,610
Series A, 5.00%, 2/1/2021	500,000	516,240
Series A, 5.00%, 2/1/2022	375,000	401,497
Series A, 5.00%, 3/1/2022	750,000	805,387
Series A, 5.00%, 3/1/2023	2,175,000	2,415,751
Series A, 5.00%, 10/1/2024	5,000,000	5,837,150
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2021	360,000	376,834
New Castle, DE, General Obligation 5.00%, 10/1/2023	250,000	283,285
		16,514,826
DISTRICT OF COLUMBIA — 1.3%
District of Columbia, General Obligation:
Series A, 5.00%, 6/1/2021	120,000	125,438
Series A, 5.00%, 6/1/2023	8,480,000	9,493,275
Series A, 5.00%, 10/15/2023	9,000,000	10,197,720
Series D, 5.00%, 6/1/2020	100,000	100,640
Series D, 5.00%, 6/1/2021	305,000	318,823
Series D, 5.00%, 6/1/2022	525,000	568,570
Series D, 5.00%, 6/1/2023	2,325,000	2,602,814
Series D, 5.00%, 6/1/2024	505,000	583,603
Series E, 5.00%, 6/1/2020	275,000	276,760
District of Columbia, Water & Sewer Authority Revenue Series C, 1.75%, 10/1/2054 (b)	8,250,000	8,110,080
Washington Metropolitan Area Transit Authority, Revenue Series A-1, 5.00%, 7/1/2020	50,000	50,479
Washington, Convention & Sports Authority Revenue Series A, 5.00%, 10/1/2022	3,000,000	3,251,730
Washington, Metropolitan Airports Authority Revenue:
Series B, 5.00%, 10/1/2022	2,335,000	2,530,930
Series B, 5.00%, 10/1/2023	3,000,000	3,344,700

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/2024	$2,000,000	$2,289,480
Washington, Metropolitan Area Transit Authority:
Series A-1, 5.00%, 7/1/2021	260,000	272,522
Series A-1, 5.00%, 7/1/2025	500,000	592,745
Series B, 5.00%, 7/1/2022	2,500,000	2,707,025
		47,417,334
FLORIDA — 3.5%
City of Lakeland, FL, Department of Electric Utilities Revenue 5.00%, 10/1/2024	3,750,000	4,363,538
Florida, State Board of Education, General Obligation:
Series A, 5.00%, 6/1/2020	140,000	140,892
Series A, 5.00%, 6/1/2021	730,000	762,908
Series A, 5.00%, 6/1/2023	4,495,000	5,026,174
Series A, 5.00%, 7/1/2023	2,000,000	2,252,600
Series A, 5.00%, 6/1/2024	9,275,000	10,702,330
Series A, 5.00%, 6/1/2025	9,745,000	11,579,983
Series B, 5.00%, 6/1/2024	1,065,000	1,228,893
Series C, 5.00%, 6/1/2020	150,000	150,956
Series C, 5.00%, 6/1/2024	3,940,000	4,546,327
Series D, 5.00%, 6/1/2021	2,080,000	2,173,766
Series D, 5.00%, 6/1/2024	8,380,000	9,669,598
Series E, 5.00%, 6/1/2022	125,000	135,261
Florida, State Board of Education, Lottery Revenue Series A, 5.00%, 7/1/2023	2,500,000	2,807,200
Florida, State Department of Environmental Protection Revenue Series A, 5.00%, 7/1/2022	2,700,000	2,933,010
Florida, State Department of Management Services Revenue:
Series A, 5.00%, 8/1/2021	240,000	251,378
Series A, 5.00%, 9/1/2022	13,315,000	14,532,657
Florida, State General Obligation Series A, 5.00%, 6/1/2024	500,000	576,945
Florida, State Turnpike Authority Revenue:
Series A, 5.00%, 7/1/2021	955,000	1,001,480
Series B, 5.00%, 7/1/2022	150,000	162,980
Florida's Turnpike Enterprise Revenue Series B, 5.00%, 7/1/2021	125,000	131,084
Gainesville, FL, Utilities System Revenue:
Series A, 5.00%, 10/1/2021	375,000	396,600
Series A, 5.00%, 10/1/2022	2,625,000	2,862,169
Hillsborough County, FL, School Board:
5.00%, 7/1/2022	275,000	297,899
Security Description	Principal Amount	Value
5.00%, 7/1/2023	$6,855,000	$7,667,043
Jacksonville, FL, Special Revenue:
Series A, 5.00%, 10/1/2021	1,475,000	1,559,060
Series A, 5.00%, 10/1/2023	3,750,000	4,230,000
Series A, 5.00%, 10/1/2024	2,500,000	2,901,875
Miami-Dade County, FL, General Obligation:
Series 2013A, 5.00%, 7/1/2021	775,000	812,719
Series A, 5.00%, 7/1/2021	3,560,000	3,733,265
Miami-Dade County, FL, Revenue Series B, 5.00%, 4/1/2024	500,000	572,555
Miami-Dade County, FL, Transit System Revenue 5.00%, 7/1/2022	200,000	216,888
Orange County, FL, Tourist Development Tax Revenue 5.00%, 10/1/2022	125,000	136,616
Orlando County, FL, Utilities Commission Revenue:
Series A, 3.00%, 10/1/2027 (b)	100,000	100,497
Series A, 5.00%, 10/1/2021	500,000	529,185
Palm Beach County, FL, School Board Series B, 5.00%, 8/1/2021	105,000	110,307
Palm Beach County, School District:
Series A, 5.00%, 8/1/2023	12,045,000	13,532,437
Series B, 5.00%, 8/1/2021	100,000	105,054
Palm Beach County, School District Lease Revenue Series A, 5.00%, 8/1/2021	345,000	362,436
Polk, County School District, Revenue:
5.00%, 10/1/2023	1,500,000	1,697,505
5.00%, 10/1/2024	1,250,000	1,453,913
South Florida Water Management District 5.00%, 10/1/2023	4,570,000	5,159,987
Volusia County, FL, School Board Corporation Series B, 5.00%, 8/1/2024	5,500,000	6,358,220
		129,926,190
GEORGIA — 2.7%
Atlanta, GA, Water & Wastewater System Revenue Series F-SUB, 5.00%, 7/1/2023	3,000,000	3,333,090
City of Atlanta, GA, Airport & Marina Revenue Series F-SUB, 5.00%, 7/1/2024	5,320,000	6,071,131

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
City of Atlanta, GA, General Obligation 5.00%, 12/1/2021	$3,525,000	$3,753,420
Georgia, State General Obligation:
Series A, 5.00%, 2/1/2023	11,000,000	12,187,670
Series A-1, 5.00%, 2/1/2022	11,335,000	12,135,931
Series A-1, 5.00%, 2/1/2023	500,000	553,985
Series C, 5.00%, 7/1/2022	11,700,000	12,712,401
Series C-1, 4.00%, 1/1/2025	2,265,000	2,555,237
Series C-1, 5.00%, 1/1/2023	4,000,000	4,419,720
Series C-1, 5.00%, 7/1/2023	10,000,000	11,232,200
Series E, 5.00%, 12/1/2021	1,230,000	1,309,704
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2022	9,105,000	9,748,359
Metropolitan Atlanta Rapid Transit Authority Revenue Series A, 3.00%, 7/1/2023	15,000,000	15,717,900
Richmond County, GA, Board of Education, General Obligation 5.00%, 10/1/2021	4,890,000	5,167,899
		100,898,647
HAWAII — 1.5%
City & County of Honolulu, HI, General Obligation:
Series 2019D, 5.00%, 8/1/2025	4,825,000	5,760,374
Series 2020B, 5.00%, 3/1/2025	6,000,000	7,079,160
Series A, 5.00%, 10/1/2022	2,285,000	2,500,316
Series D, 5.00%, 9/1/2022	4,710,000	5,139,552
Series E, 5.00%, 9/1/2024 (b)	10,000,000	11,168,400
Hawaii, State General Obligation:
5.00%, 1/1/2024	1,200,000	1,366,020
5.00%, 10/1/2024	500,000	582,280
Series ET, 4.00%, 10/1/2022	1,060,000	1,134,412
Series EY, 5.00%, 10/1/2021	140,000	148,172
Series EY, 5.00%, 10/1/2023	7,000,000	7,911,400
Series EZ, 5.00%, 10/1/2022	150,000	164,213
Series FB, 5.00%, 4/1/2022	110,000	118,405
Series FE, 5.00%, 10/1/2022	120,000	131,370
Series FG, 5.00%, 10/1/2022	2,260,000	2,474,135
Series FH, 3.00%, 10/1/2021	3,500,000	3,600,590
Series FH, 5.00%, 10/1/2022	3,400,000	3,722,150
Series FK, 4.00%, 5/1/2022	3,250,000	3,441,652
		56,442,601
Security Description	Principal Amount	Value
ILLINOIS — 0.9%
Cook Kane Lake & McHenry Counties, IL, Community College District No. 512, General Obligation 5.00%, 12/1/2021	$7,385,000	$7,850,846
Illinois, State Finance Authority Revenue:
4.00%, 1/1/2023	575,000	619,172
5.00%, 1/1/2021	245,000	252,161
5.00%, 7/1/2021	500,000	524,335
5.00%, 1/1/2022	395,000	421,437
5.00%, 1/1/2024	7,995,000	9,113,740
Illinois, State Regional Transportation Authority Revenue Series A, 5.00%, 7/1/2022	9,250,000	9,970,945
Illinois, State Sales Tax Revenue Series C, 5.00%, 6/15/2022	180,000	182,797
Illinois, State Toll Highway Authority Revenue Series A, 5.00%, 1/1/2024	2,000,000	2,236,880
McHenry County, IL, Conservation District, General Obligation:
5.00%, 2/1/2021	125,000	128,954
5.00%, 2/1/2023	250,000	275,150
		31,576,417
INDIANA — 0.3%
Ball State University Revenue Series R, 5.00%, 7/1/2021	370,000	387,771
Indiana, State Finance Authority Revenue:
5.00%, 2/1/2023	500,000	553,245
5.00%, 2/1/2024	1,500,000	1,713,165
5.00%, 2/1/2025	3,000,000	3,529,470
Series 2019E, 5.00%, 2/1/2022	1,000,000	1,070,660
Series A, 5.00%, 12/1/2022	125,000	137,424
Indiana, University Revenue Series A, 5.00%, 6/1/2023	3,625,000	4,053,366
Purdue, IN, University Revenue Series CC, 5.00%, 7/1/2023	1,100,000	1,234,046
		12,679,147
IOWA — 0.4%
Iowa, State Revenue:
5.00%, 6/15/2022	810,000	877,643
5.00%, 6/15/2023	2,255,000	2,524,630
Series A, 5.00%, 6/1/2023	9,025,000	10,076,503
		13,478,776
KANSAS — 0.5%
Johnson County, Public Building Commission Revenue:
Series A, 5.00%, 9/1/2021	345,000	364,023

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 9/1/2023	$7,500,000	$8,384,400
Johnson County, Unified School District No. 233, General Obligation:
Series A, 5.00%, 9/1/2021	1,620,000	1,708,857
Series B, 5.00%, 9/1/2023	850,000	959,030
Kansas Development Finance Authority, Revenue Series B, 5.00%, 5/1/2025	2,000,000	2,335,560
Kansas, State Department of Transportation, Highway Revenue:
Series A, 5.00%, 9/1/2021	3,295,000	3,475,731
Series A, 5.00%, 9/1/2023	2,400,000	2,696,688
		19,924,289
KENTUCKY — 0.0% (a)
Kentucky, State Turnpike Authority Revenue Series A, 5.00%, 7/1/2023	100,000	110,733
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue:
5.00%, 11/15/2021	500,000	531,460
Series A, 5.00%, 5/15/2020	250,000	251,145
		893,338
LOUISIANA — 0.2%
Louisiana, State General Obligation:
Series B, 5.00%, 10/1/2021	7,000,000	7,394,590
Series B, 5.00%, 8/1/2022	160,000	173,722
Series C, 5.00%, 8/1/2023	125,000	140,087
		7,708,399
MAINE — 0.1%
Maine, State General Obligation:
Series B, 5.00%, 6/1/2022	175,000	189,485
Series B, 5.00%, 6/1/2023	50,000	55,942
Series D, 5.00%, 6/1/2023	4,250,000	4,755,027
Maine, State Turnpike Authority Revenue 5.00%, 7/1/2022	250,000	270,992
		5,271,446
MARYLAND — 5.3%
Anne Arundel County, MD, General Obligation 5.00%, 10/1/2023	2,205,000	2,496,148
Baltimore County, MD, General Obligation:
5.00%, 3/1/2024	8,310,000	9,481,461
Series B, 5.00%, 10/15/2022	555,000	608,075
Charles, MD, General Obligation 5.00%, 10/1/2022	5,000,000	5,477,650
Security Description	Principal Amount	Value
Maryland, State Department of Transportation Revenue:
4.00%, 9/1/2021	$4,000,000	$4,164,560
5.00%, 9/1/2020	100,000	101,622
5.00%, 12/15/2021	890,000	949,007
5.00%, 5/1/2022	9,705,000	10,482,565
5.00%, 9/1/2022	15,010,000	16,397,825
5.00%, 5/1/2023	8,240,000	9,202,185
5.00%, 6/1/2023	2,410,000	2,698,790
5.00%, 11/1/2023	5,005,000	5,680,975
Series 2015, 5.00%, 6/1/2022	800,000	866,576
Maryland, State General Obligation:
5.00%, 8/1/2021	155,000	163,044
5.00%, 6/1/2022	14,200,000	15,381,724
5.00%, 3/1/2023	100,000	103,145
5.00%, 6/1/2023	14,285,000	15,996,771
5.00%, 3/1/2024	100,000	103,145
5.00%, 6/1/2024	2,500,000	2,890,250
Series A, 5.00%, 3/1/2022	2,075,000	2,228,239
Series A, 5.00%, 3/15/2022	200,000	215,068
Series A, 5.00%, 8/1/2022	5,015,000	5,463,241
Series A, 5.00%, 3/15/2023	300,000	333,630
Series A, 5.00%, 8/1/2023	1,200,000	1,351,116
Series A, 5.00%, 3/15/2024	10,000,000	11,485,600
Series B, 5.00%, 8/1/2022	10,700,000	11,656,366
Series C, 5.00%, 8/1/2020	100,000	101,295
Maryland, State Stadium Authority Revenue:
5.00%, 5/1/2022	250,000	267,620
5.00%, 5/1/2023	1,500,000	1,651,170
Montgomery County, MD, General Obligation:
Series A, 5.00%, 11/1/2020	365,000	373,296
Series A, 5.00%, 11/1/2021	500,000	530,790
Series A, 5.00%, 11/1/2022	980,000	1,076,599
Series A, 5.00%, 11/1/2023	15,765,000	17,894,221
Series A, 5.00%, 12/1/2023	1,110,000	1,263,280
Series B, 5.00%, 11/1/2021	125,000	132,697
Prince George County, MD, General Obligation:
Series A, 5.00%, 9/15/2020	255,000	259,524
Series A, 5.00%, 7/15/2023	10,020,000	11,265,486
Series A, 5.00%, 9/15/2023	5,000,000	5,652,050
Series A, 5.00%, 7/15/2024	14,860,000	17,243,990
Series B, 4.00%, 7/15/2022	105,000	111,849
Washington, MD, Suburban Sanitary Commission, General Obligation:
5.00%, 6/1/2021	200,000	209,088
5.00%, 6/1/2023	3,000,000	3,359,490
		197,371,223

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
MASSACHUSETTS — 3.8%
Boston, MA, General Obligation:
Series A, 5.00%, 4/1/2022	$1,685,000	$1,814,088
Series A, 5.00%, 5/1/2023	3,000,000	3,348,360
Massachusetts, Bay Transportation Authority, Revenue:
4.00%, 12/1/2021	1,390,000	1,454,149
Series B, 5.00%, 7/1/2024	2,000,000	2,304,620
Massachusetts, Development Finance Agency, Revenue Series A, 5.00%, 7/15/2023	5,000,000	5,604,300
Massachusetts, State Clean Water Trust, Revenue:
5.00%, 2/1/2021	50,000	51,590
Series 2017, 5.00%, 8/1/2021	100,000	105,081
Series 2017, 5.00%, 8/1/2022	1,545,000	1,679,353
Massachusetts, State Federal Highway Revenue:
5.00%, 6/15/2022	150,000	156,902
5.00%, 6/15/2024	3,500,000	3,904,810
Series A, 5.00%, 6/15/2021	6,000,000	6,047,400
Series A, 5.00%, 6/15/2022	9,675,000	10,120,147
Series A, 5.00%, 6/15/2023	980,000	1,061,840
Massachusetts, State General Obligation:
Series A, 5.00%, 7/1/2022	2,875,000	3,121,100
Series A, 5.00%, 3/1/2023	520,000	576,924
Series A, 5.00%, 7/1/2023	2,000,000	2,243,040
Series A, 5.00%, 1/1/2024	3,675,000	4,187,773
Series B, 5.00%, 7/1/2023	2,250,000	2,523,420
Series C, 5.00%, 10/1/2022	7,930,000	8,681,368
Series C, 5.00%, 2/1/2023	6,725,000	7,441,145
Series D-2-R, 1.70%, 8/1/2043 (b)	14,700,000	14,873,754
Series E, 3.00%, 12/1/2023	8,000,000	8,511,440
Series E, 5.00%, 11/1/2022	9,690,000	10,637,391
Series E, 5.00%, 11/1/2023	5,720,000	6,483,963
Series E, 5.00%, 11/1/2024	825,000	964,326
Massachusetts, State Transportation Fund Revenue:
5.00%, 6/1/2024	2,865,000	3,299,592
Series A, 5.00%, 6/1/2023	5,780,000	6,453,428
Massachusetts, State Water Resources Authority Revenue:
Series C-GREEN BOND, 4.00%, 8/1/2022	8,430,000	8,969,941
Series C-GREEN BOND, 5.00%, 8/1/2023	260,000	291,834
Series C-GREEN BOND, 5.00%, 8/1/2024	4,820,000	5,578,764
Security Description	Principal Amount	Value
Massachusetts, Transportation Trust Fund, Metropolitan Highway System Revenue:
Series A, 5.00%, 1/1/2024	$500,000	$568,580
Series C, 5.00%, 1/1/2024	2,205,000	2,507,438
University of Massachusetts, Building Authority Revenue:
Series 2, 5.00%, 11/1/2021	3,055,000	3,238,178
Series 2, 5.00%, 11/1/2022	1,735,000	1,901,369
		140,707,408
MICHIGAN — 0.7%
Michigan, State Building Authority Revenue Series I-A, 5.00%, 10/15/2022	200,000	219,126
Michigan, State Finance Authority Revenue:
5.00%, 10/1/2021	2,575,000	2,725,303
5.00%, 10/1/2023	3,500,000	3,962,140
5.00%, 4/15/2024	2,500,000	2,868,225
Series I, 5.00%, 4/15/2022	50,000	53,871
Series I, 5.00%, 4/15/2023	1,500,000	1,668,420
Michigan, State General Obligation Series A, 5.00%, 12/1/2021	3,000,000	3,194,400
University of Michigan, Revenue:
Series A, 5.00%, 4/1/2022	1,420,000	1,524,995
Series A, 5.00%, 4/1/2023	3,745,000	4,153,280
Series A, 5.00%, 4/1/2024	4,335,000	4,958,589
		25,328,349
MINNESOTA — 1.6%
Minneapolis, State Paul Airports Commission Revenue Series A, 5.00%, 1/1/2025	2,685,000	3,092,207
Minnesota, State General Fund Revenue 5.00%, 6/1/2021	1,610,000	1,683,738
Minnesota, State General Obligation:
Series A, 5.00%, 8/1/2021	300,000	315,693
Series A, 5.00%, 10/1/2021	100,000	105,883
Series A, 5.00%, 8/1/2022	13,070,000	14,244,601
Series A, 5.00%, 8/1/2025	8,505,000	10,182,866
Series B, 5.00%, 8/1/2022	1,740,000	1,896,374
Series E, 2.50%, 8/1/2020	125,000	125,604
Series E, 5.00%, 10/1/2023	3,685,000	4,174,257
Minnesota, State Public Facilities Authority Series A, 5.00%, 3/1/2022	5,140,000	5,519,589
Rosemount-Apple Valley-Eagan Independent School District No. 196, General Obligation:
Series A, 5.00%, 2/1/2022	3,000,000	3,208,020
Series A, 5.00%, 2/1/2024	5,000,000	5,690,400

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
University of Minnesota, Revenue Series B, 5.00%, 12/1/2022	$8,190,000	$8,999,500
		59,238,732
MISSOURI — 0.3%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Authority Revenue Series A, 5.00%, 10/1/2020	140,000	142,729
Kansas, MO, Sanitary Sewer System Revenue Series A, 4.00%, 1/1/2023	175,000	188,444
Missouri, State Highway & Transportation Commission Revenue Series B, 5.00%, 11/1/2022	7,980,000	8,751,586
Springfield, MO, State Public Utility Revenue 5.00%, 8/1/2021	225,000	236,677
		9,319,436
NEBRASKA — 0.2%
Omaha, NE, Metropolitan Utilities District Revenue:
5.00%, 12/1/2021	200,000	212,274
5.00%, 12/1/2022	200,000	220,100
University of Nebraska Facilities Corp., Revenue:
5.00%, 7/15/2023	5,500,000	6,155,270
Series A, 4.00%, 7/15/2024	1,125,000	1,251,090
		7,838,734
NEVADA — 1.2%
Clark County, NV, General Obligation:
5.00%, 11/1/2021	415,000	440,286
5.00%, 6/1/2022	120,000	129,583
5.00%, 6/1/2023	6,570,000	7,313,790
5.00%, 6/1/2024	6,900,000	7,916,439
Series A, 5.00%, 11/1/2023	260,000	293,163
Clark County, NV, Revenue 5.00%, 7/1/2021	270,000	282,831
Clark County, TX, Water Reclamation District, General Obligation 5.00%, 7/1/2024	5,000,000	5,784,000
Las Vegas Valley, NV, Water District, General Obligation:
Series 2020A, 5.00%, 6/1/2025	7,720,000	9,165,184
Series A, 4.00%, 6/1/2020	170,000	170,785
Series A, 5.00%, 6/1/2020	125,000	125,756
Series A, 5.00%, 6/1/2021	3,525,000	3,675,941
Series B, 5.00%, 12/1/2023	2,000,000	2,274,640
Series B, 5.00%, 6/1/2024	3,755,000	4,332,857
Security Description	Principal Amount	Value
Nevada, State General Obligation Series A, 5.00%, 5/1/2024	$1,000,000	$1,148,820
Truckee Meadows, NV, Water Authority Revenue 4.00%, 7/1/2020	115,000	115,830
		43,169,905
NEW JERSEY — 0.4%
Bergen County, NJ, General Obligation 4.00%, 10/15/2023	1,505,000	1,653,830
New Jersey, Educational Facilities Authority Revenue:
Series A, 5.00%, 7/1/2022	1,710,000	1,855,590
Series B, 5.00%, 7/1/2022	5,095,000	5,528,788
Series B, 5.00%, 7/1/2023	2,135,000	2,393,719
Series B, 5.00%, 7/1/2024	4,305,000	4,980,024
Rutgers, NJ, State University Revenue Series J, 5.00%, 5/1/2021	145,000	151,184
		16,563,135
NEW MEXICO — 1.1%
Albuquerque Bernalillo County, NM, Water Utility Authority, Water & Sewer System Revenue Series A, 5.00%, 7/1/2020	95,000	95,915
New Mexico, State Finance Authority Revenue:
Series A, 5.00%, 6/15/2023	5,000,000	5,581,100
Series A, 5.00%, 6/15/2024	8,000,000	9,195,840
Series D, 5.00%, 6/1/2022	250,000	270,635
New Mexico, State General Obligation:
Series A, 5.00%, 3/1/2022	100,000	107,385
Series A, 5.00%, 3/1/2024	3,500,000	4,007,815
Series B, 5.00%, 3/1/2022	6,750,000	7,248,487
Series B, 5.00%, 3/1/2025	500,000	589,410
New Mexico, State Severance Tax Permanent Fund Revenue:
5.00%, 7/1/2021	1,405,000	1,473,929
Series A, 5.00%, 7/1/2021	1,435,000	1,505,401
Series A, 5.00%, 7/1/2022	8,160,000	8,807,333
Series B, 4.00%, 7/1/2021	135,000	139,955
Series B, 4.00%, 7/1/2022	335,000	354,192
Series B, 4.00%, 7/1/2023	130,000	140,543
		39,517,940
NEW YORK — 15.4%
Albany County, NY, General Obligation 5.00%, 4/1/2023	500,000	556,385

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Erie County, NY, Industrial Development Agency School Facility Revenue Series A, 5.00%, 5/1/2021	$3,275,000	$3,412,517
Metropolitan Transportation Authority Revenue:
Series 2020A, 5.00%, 2/1/2023	20,000,000	21,158,400
Series A, 5.00%, 11/15/2021	215,000	228,491
Series A, 5.00%, 11/15/2022	6,095,000	6,621,852
Monroe County, NY, Industrial Development Agency Revenue:
5.00%, 5/1/2023	4,350,000	4,864,953
Series 2018, 5.00%, 5/1/2022	500,000	540,495
Monroe County, NY, Industrial Development Corp. Revenue:
Series A, 5.00%, 7/1/2023	500,000	561,270
Series B, 5.00%, 7/1/2023	600,000	673,524
New York & New Jersey, NY, Port Authority Revenue:
5.00%, 10/15/2021	155,000	164,280
Series 180, 5.00%, 6/1/2021	125,000	130,680
New York City Water & Sewer System Revenue:
Series A, 5.00%, 6/15/2023	140,000	156,131
Series CC, 5.00%, 6/15/2023	880,000	936,769
Series CC-, 5.00%, 6/15/2022	10,000,000	10,810,000
Series CC-, 5.00%, 6/15/2025	8,905,000	10,514,490
Series CC-1, 4.00%, 6/15/2021	100,000	103,503
Series DD2, 5.00%, 6/15/2024	12,000,000	13,209,240
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series DD, 5.00%, 6/15/2025	505,000	573,872
New York, NY, City Transitional Finance Authority Building Aid Revenue Series S-, 5.00%, 7/15/2022	160,000	174,008
New York, NY, City Transitional Finance Authority, Building Aid Revenue:
Series S-, 5.00%, 7/15/2020	85,000	85,927
Series S-, 5.00%, 7/15/2022	40,000	43,455
Series S-1, 5.00%, 7/15/2020	15,000	15,164
Series S-1, 5.00%, 7/15/2022	200,000	216,702
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2022	15,000,000	16,406,250
5.00%, 8/1/2023	4,300,000	4,813,033
Security Description	Principal Amount	Value
Series A-1, 5.00%, 8/1/2022	$100,000	$108,503
Series A-1, 5.00%, 8/1/2023	6,120,000	6,850,177
Series A-1, 5.00%, 8/1/2024	1,000,000	1,152,390
Series C, 5.00%, 11/1/2020	150,000	153,251
Series C, 5.00%, 11/1/2021	2,625,000	2,778,982
Series C, 5.00%, 11/1/2022	4,405,000	4,817,968
Series C-1, 5.00%, 5/1/2021	695,000	722,953
Series C-1, 5.00%, 11/1/2021	7,400,000	7,834,084
Series C-1, 5.00%, 5/1/2023	16,000,000	17,770,560
New York, NY, City Trust for Cultural Resources 4.00%, 2/1/2023	620,000	665,396
New York, NY, General Obligation:
Series A, 2.00%, 8/1/2021	100,000	101,185
Series A, 5.00%, 8/1/2021	1,500,000	1,577,040
Series A, 5.00%, 8/1/2022	20,850,000	22,688,344
Series A, 5.00%, 8/1/2023	17,615,000	19,796,442
Series C, 5.00%, 8/1/2020	135,000	136,729
Series C, 5.00%, 8/1/2021	1,500,000	1,577,040
Series C, 5.00%, 8/1/2022	16,420,000	17,867,751
Series C, 5.00%, 8/1/2023	3,540,000	3,978,394
Series E, 5.00%, 8/1/2020	275,000	278,523
Series E, 5.00%, 8/1/2021	11,180,000	11,754,205
Series E, 5.00%, 8/1/2022	740,000	805,246
Series E, 5.00%, 8/1/2023	5,000,000	5,619,200
Series E, 5.00%, 8/1/2024	17,500,000	20,262,725
Series G, 5.00%, 8/1/2020	120,000	121,537
Series J, 4.00%, 8/1/2021	3,045,000	3,161,289
Subseries D, 5.00%, 8/1/2038 (b)	20,000,000	22,317,800
New York, NY, Local Gov't Assistance Corp., Revenue Series A, 5.00%, 4/1/2021	7,495,000	7,787,155
New York, NY, Sales Tax Asset Receivables Corp., Revenue Series A, 4.00%, 10/15/2023	100,000	110,292
New York, NY, Sales Tax Securitization Corp., Revenue Series A, 5.00%, 1/1/2023	180,000	191,012
New York, State Dormitory Authority Revenue:
Series A, 5.00%, 7/1/2020	170,000	171,646
Series A, 5.00%, 7/1/2022	1,220,000	1,326,713
Series A, 5.00%, 10/1/2022	2,450,000	2,680,226
Series A, 5.00%, 7/1/2023	740,000	832,197
Series A, 5.00%, 10/1/2023	8,785,000	9,900,385
Series A, 5.00%, 7/1/2024	785,000	911,982
Series A, 5.00%, 10/1/2024	1,025,000	1,193,674
Series B, 5.00%, 10/1/2023	800,000	896,560
Series B, 5.00%, 10/1/2024	600,000	694,176

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
New York, State Dormitory Authority Revenue, State Supported Debt Series A, 5.00%, 10/1/2021	$215,000	$227,550
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series 2018A, 5.00%, 10/1/2021	895,000	947,241
Series A, 5.00%, 2/15/2022	16,150,000	17,259,182
Series A, 5.00%, 3/15/2022	330,000	353,664
Series A, 5.00%, 2/15/2024	9,500,000	10,820,975
Series A, 5.00%, 3/15/2024	7,000,000	7,993,440
Series B, 5.00%, 2/15/2023	1,500,000	1,656,960
Series D, 5.00%, 2/15/2022	13,275,000	14,186,727
Series D, 5.00%, 2/15/2023	8,900,000	9,831,296
Series D, 5.00%, 2/15/2024	9,380,000	10,684,289
Series D, 5.00%, 2/15/2025	3,500,000	4,102,630
Series E, 5.00%, 3/15/2024	1,800,000	2,055,456
New York, State Dormitory Authority, Sales Tax Revenue:
Series A, 5.00%, 3/15/2021	10,270,000	10,634,585
Series A, 5.00%, 3/15/2022	23,500,000	25,185,185
Series A, 5.00%, 3/15/2023	27,100,000	29,972,330
Series A, 5.00%, 3/15/2024	700,000	798,182
Series C, 5.00%, 3/15/2022	1,550,000	1,661,150
Series C, 5.00%, 3/15/2023	255,000	282,027
Series E-GROUP 1, 5.00%, 3/15/2024	3,560,000	4,059,326
New York, State Environmental Facilities Corp., Revenue:
5.00%, 6/15/2020	230,000	231,799
5.00%, 6/15/2022	6,120,000	6,632,489
5.00%, 6/15/2023	500,000	560,625
Series 2016A, 5.00%, 6/15/2021	1,370,000	1,433,308
Series 2017A, 5.00%, 6/15/2023	540,000	605,475
Series A, 5.00%, 6/15/2021	205,000	214,473
Series A, 5.00%, 6/15/2023	3,655,000	4,098,169
Series A, 5.00%, 6/15/2024	1,400,000	1,621,480
Series A, 5.00%, 6/15/2025	2,090,000	2,490,820
New York, State General Obligation:
Series A, 5.00%, 3/1/2021	1,115,000	1,154,839
Series A, 5.00%, 2/15/2022	425,000	455,664
Series A, 5.00%, 2/15/2024	500,000	572,770
New York, State Urban Development Corp., Revenue:
Series A, 5.00%, 3/15/2021	375,000	388,312
Series A, 5.00%, 3/15/2022	23,740,000	25,442,395
Series A, 5.00%, 3/15/2023	5,825,000	6,451,362
Series A, 5.00%, 3/15/2024	5,000,000	5,709,600
Series A-, 5.00%, 3/15/2021	10,140,000	10,499,970
Security Description	Principal Amount	Value
Series A-, 5.00%, 3/15/2023	$5,880,000	$6,512,276
Series A-, 5.00%, 3/15/2024	13,430,000	15,335,986
Series A-BIDDING GROUP 1, 5.00%, 3/15/2021	4,990,000	5,167,145
Series A-BIDDING GROUP 1, 5.00%, 3/15/2022	15,000,000	16,075,650
Series E, 5.00%, 3/15/2023	125,000	138,441
Triborough, NY, Bridge & Tunnel Authority Revenue Series A, 5.00%, 11/15/2024	3,525,000	4,133,697
Utility Debt Securitization Authority Revenue:
5.00%, 6/15/2023	855,000	893,176
Series B, 5.00%, 6/15/2023	1,000,000	1,044,650
Westchester County, NY, General Obligation Series A, 5.00%, 1/1/2023	900,000	993,402
		570,135,291
NORTH CAROLINA — 2.0%
Charlotte, NC, General Obligation 5.00%, 12/1/2021	250,000	266,200
Guilford County, NC, General Obligation 5.00%, 3/1/2022	725,000	778,541
Mecklenburg County, NC, General Obligation:
5.00%, 3/1/2023	7,500,000	8,332,500
5.00%, 3/1/2024	9,045,000	10,379,771
Series A, 5.00%, 9/1/2022	3,345,000	3,655,115
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 2/1/2023	4,760,000	5,262,656
Mecklenburg County, NC, Revenue Series A, 5.00%, 10/1/2021	280,000	296,343
North Carolina, State General Obligation:
5.00%, 6/1/2022	4,000,000	4,333,760
Series A, 5.00%, 6/1/2020	250,000	251,605
Series A, 5.00%, 6/1/2022	6,000,000	6,500,640
Series A, 5.00%, 6/1/2023	19,150,000	21,451,064
Series B, 5.00%, 6/1/2023	1,000,000	1,120,160
North Carolina, State Revenue:
Series B, 5.00%, 6/1/2021	195,000	203,861
Series B, 5.00%, 5/1/2022	1,100,000	1,183,413
Series C, 5.00%, 5/1/2021	100,000	104,221
North Carolina, State University at Raleigh Revenue:
5.00%, 10/1/2021	145,000	153,464
5.00%, 10/1/2023	1,250,000	1,410,450
Wake County, NC, Revenue:
5.00%, 9/1/2020	100,000	101,622
Series A, 5.00%, 8/1/2021	740,000	778,406
Series A, 5.00%, 12/1/2021	1,665,000	1,772,892
Series A, 5.00%, 12/1/2022	125,000	137,459

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 8/1/2023	$5,000,000	$5,617,450
		74,091,593
OHIO — 2.2%
Columbus, OH, General Obligation:
5.00%, 4/1/2021	510,000	529,982
5.00%, 4/1/2024	1,850,000	2,123,911
Seres A, 4.00%, 8/15/2024	1,645,000	1,840,146
Series 2017-1, 5.00%, 4/1/2024	5,000,000	5,740,300
Series 2018A, 5.00%, 4/1/2024	6,050,000	6,945,763
Series 2019A, 5.00%, 4/1/2022	1,250,000	1,345,000
Series A, 4.00%, 4/1/2022	1,735,000	1,832,681
Hamilton County, OH, Sewer System Revenue Series A, 5.00%, 12/1/2022	100,000	109,884
Ohio, State General Obligation:
5.00%, 9/1/2021	200,000	210,940
Series 2016-1, 5.00%, 12/15/2023	1,335,000	1,516,026
Series A, 5.00%, 3/15/2022	5,535,000	5,948,631
Series A, 5.00%, 9/1/2023	325,000	366,571
Series A, 5.00%, 3/15/2025	1,000,000	1,149,190
Series A, 5.00%, 5/1/2025	5,165,000	6,128,789
Series A, 5.00%, 6/15/2025	2,195,000	2,613,586
Series B, 5.00%, 8/1/2023	130,000	146,234
Series B, 5.00%, 6/15/2026	2,210,000	2,399,552
Series C, 5.00%, 11/1/2022	6,475,000	7,108,061
Series C, 5.00%, 11/1/2024	1,980,000	2,315,333
Series S, 5.00%, 5/1/2023	105,000	117,261
Series V, 5.00%, 5/1/2023	5,725,000	6,393,508
Ohio, State Infrastructure Project Revenue:
5.00%, 12/15/2023	2,500,000	2,839,000
5.00%, 12/15/2024	2,000,000	2,340,200
Series 2016-1, 5.00%, 12/15/2021	2,550,000	2,714,577
Ohio, State Turnpike & Infrastructure Commission Revenue Series A, 3.00%, 2/15/2022	6,495,000	6,716,544
Ohio, State Water Development Authority Revenue:
5.00%, 12/1/2023	6,500,000	7,397,585
Series 2016B, 5.00%, 12/1/2024	1,400,000	1,643,250
Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 12/1/2023	300,000	341,427
		80,873,932
Security Description	Principal Amount	Value
OKLAHOMA — 0.6%
Oklahoma County, Independent School District, General Obligation 2.50%, 7/1/2023	$10,000,000	$10,349,700
Oklahoma, Capital Improvement Authority, State Facilities Revenue Series 2020A, 5.00%, 7/1/2025 (c)	3,900,000	4,619,043
Oklahoma, State Turnpike Authority Revenue:
Series D, 4.00%, 1/1/2023	125,000	134,496
Series D, 5.00%, 1/1/2024	505,000	571,291
Oklahoma, State Water Resources Board Revenue:
5.00%, 4/1/2022	3,815,000	4,104,940
5.00%, 4/1/2023	2,500,000	2,778,025
Tulsa County, OK, Industrial Authority Revenue 5.00%, 9/1/2022	160,000	173,634
Tulsa, OK, Public Facilities Authority Revenue 3.00%, 6/1/2022	225,000	233,539
		22,964,668
OREGON — 1.2%
Oregon, State Department of Authority Services Lottery Revenue Series D, 5.00%, 4/1/2020	85,000	85,000
Oregon, State Department of Transportation, Highway User Tax Revenue Series A, 5.00%, 11/15/2021	125,000	132,885
Oregon, State General Obligation:
Series A, 5.00%, 5/1/2022	8,830,000	9,535,605
Series A, 5.00%, 5/1/2024	11,000,000	12,670,240
Portland, OR, Community College District, General Obligation 5.00%, 6/15/2022	7,500,000	8,134,875
Portland, OR, Sewer System Revenue:
Series A, 5.00%, 6/1/2020	100,000	100,642
Series A, 5.00%, 6/1/2021	660,000	689,990
Series A, 5.00%, 6/15/2021	680,000	711,926
Series A, 5.00%, 5/1/2023	6,470,000	7,221,297
Series B, 5.00%, 6/15/2022	4,250,000	4,607,850
		43,890,310
PENNSYLVANIA — 3.0%
Pennsylvania, State General Obligation:
5.00%, 3/15/2021	230,000	238,186
5.00%, 9/15/2021	16,565,000	17,461,332
5.00%, 7/15/2022	16,455,000	17,828,663

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2022	$7,070,000	$7,680,848
5.00%, 8/15/2023	13,455,000	15,083,055
5.00%, 1/1/2024	605,000	686,082
Series 2016, 5.00%, 9/15/2023	615,000	691,192
Series 2018A, 5.00%, 3/1/2024	28,500,000	32,470,620
Series D, 5.00%, 8/15/2022	200,000	217,280
Series REF, 5.00%, 1/15/2022	700,000	746,081
Series REF, 5.00%, 1/15/2023	9,500,000	10,457,885
Series REF, 5.00%, 1/15/2024	5,260,000	5,969,890
Pennsylvania, State Higher Educational Facilities Authority Revenue Series AT-1, 5.00%, 6/15/2023	275,000	303,039
Pennsylvania, State University Revenue Series B, 5.00%, 9/1/2021	1,675,000	1,767,360
		111,601,513
RHODE ISLAND — 0.1%
Rhode Island Health & Educational Building Corp., Revenue Series A, 4.00%, 5/15/2021	3,070,000	3,167,012
SOUTH CAROLINA — 0.3%
Aiken County, SC, Consolidated School District, General Obligation Series A, 5.00%, 3/1/2022	3,495,000	3,753,106
Beaufort County, SC, School District, General Obligation Series A, 5.00%, 3/1/2021	205,000	212,325
South Carolina, State General Obligation:
Series A, 5.00%, 10/1/2020	150,000	152,923
Series A, 5.00%, 4/1/2024	4,985,000	5,733,597
		9,851,951
TENNESSEE — 0.8%
Hamilton, TN, General Obligation:
Series A, 5.00%, 4/1/2023	4,350,000	4,843,290
Series A, 5.00%, 4/1/2025	1,880,000	2,227,537
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2022	4,665,000	5,062,178
Series A, 5.00%, 7/1/2021	150,000	157,301
Series C, 5.00%, 7/1/2021	145,000	152,057
Security Description	Principal Amount	Value
Nashville & Davidson County, TN, Metropolitan Government Revenue Series B, 5.00%, 5/15/2023	$1,200,000	$1,339,872
Tennessee, State General Obligation:
Series A, 5.00%, 8/1/2020	140,000	141,799
Series A, 5.00%, 8/1/2021	3,735,000	3,927,315
Series A, 5.00%, 8/1/2022	6,430,000	7,004,713
Series A, 5.00%, 2/1/2023	4,970,000	5,505,120
Tennessee, State School Bond Authority Revenue 5.00%, 11/1/2020	105,000	107,393
		30,468,575
TEXAS — 12.0%
Alamo, TX, Community College District, General Obligation 3.00%, 8/15/2021	1,000,000	1,026,300
Aldine, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	145,000	149,994
Austin, TX, Electric Utility System Revenue:
Series A, 5.00%, 11/15/2021	325,000	345,287
Series A, 5.00%, 11/15/2023	875,000	989,091
Austin, TX, General Obligation:
5.00%, 9/1/2021	1,375,000	1,450,817
5.00%, 9/1/2023	5,000,000	5,618,100
Austin, TX, Independent School District, General Obligation:
5.00%, 8/1/2024 (d)	5,910,000	6,864,760
Series 2019, 5.00%, 8/1/2023 (d)	660,000	742,883
Series B, 5.00%, 8/1/2022 (d)	4,500,000	4,901,130
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2021	165,000	175,408
5.00%, 11/15/2023	3,315,000	3,747,243
Series 2017, 5.00%, 11/15/2022	500,000	548,085
Series A, 5.00%, 11/15/2023	4,880,000	5,516,303
Bexar County, TX, Hospital District, General Obligation:
5.00%, 2/15/2021	4,040,000	4,175,906
5.00%, 2/15/2024	1,325,000	1,511,891
Birdville, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2022 (d)	245,000	262,912
Series B, 5.00%, 2/15/2024 (d)	1,295,000	1,465,603
Collin County, TX, Community College District, General Obligation:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 8/15/2021	$100,000	$103,986
5.00%, 8/15/2023	8,955,000	10,159,179
Cypress-Fairbanks, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2024 (d)	3,455,000	3,940,946
Series B-2, 1.40%, 2/15/2040 (b) (d)	200,000	199,848
Dallas, TX, Area Rapid Transit Revenue:
5.00%, 12/1/2023	9,000,000	10,204,650
Series B, 5.00%, 12/1/2021	2,840,000	3,019,630
Dallas, TX, General Obligation:
5.00%, 2/15/2021	3,000,000	3,099,870
5.00%, 2/15/2022	250,000	267,315
5.00%, 2/15/2023	1,850,000	2,042,381
5.00%, 2/15/2024	15,100,000	17,150,278
Dallas, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (d)	11,945,000	14,044,214
Denton, TX, Independent School District, General Obligation 0.01%, 8/15/2022 (d)	115,000	112,034
El Paso, TX, Water & Sewer Revenue 5.00%, 3/1/2023	250,000	276,685
Fort Bend, TX, Independent School District, General Obligation:
Series B, 5.00%, 2/15/2022 (d)	770,000	826,295
Series E, 5.00%, 2/15/2022 (d)	4,295,000	4,609,007
Fort Worth, TX, General Obligation Series A, 5.00%, 3/1/2024	4,740,000	5,421,849
Fort Worth, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	135,000	139,649
5.00%, 2/15/2022 (d)	2,560,000	2,747,161
5.00%, 2/15/2023 (d)	1,000,000	1,097,450
5.00%, 2/15/2024 (d)	1,815,000	2,054,108
Fort Worth, TX, Water & Sewer System Revenue Series A, 5.00%, 2/15/2021	3,640,000	3,767,618
Frisco, TX, General Obligation:
Series 2016, 5.00%, 2/15/2023	500,000	553,640
Series A, 5.00%, 2/15/2023	2,650,000	2,934,292
Frisco, TX, Independent School District, General Obligation Series A, 5.00%, 8/15/2021 (d)	3,350,000	3,531,302
Security Description	Principal Amount	Value
Harris County, TX, Flood Control District Revenue Series A, 5.00%, 10/1/2023	$2,875,000	$3,248,261
Harris County, TX, Flood Control District, General Obligation Series A, 5.00%, 10/1/2024	3,500,000	4,072,635
Harris County, TX, General Obligation Series A, 5.00%, 8/15/2022	530,000	573,328
Harris County, TX, Metropolitan Transit Authority, Sales Tax Revenue:
Series A, 5.00%, 8/15/2020	100,000	101,417
Series B, 5.00%, 11/1/2023	1,475,000	1,669,228
Houston of Harris County, TX, Port Authority General Obligation Series A, 5.00%, 10/1/2022	2,700,000	2,953,017
Houston, TX, Combined Utility System Revenue Series D, 5.00%, 11/15/2020	200,000	204,800
Houston, TX, General Obligation:
Series A, 5.00%, 3/1/2021	9,125,000	9,447,660
Series A, 5.00%, 3/1/2024	2,440,000	2,785,968
Houston, TX, Independent School District, General Obligation:
5.00%, 2/15/2021 (d)	400,000	413,776
5.00%, 2/15/2022 (d)	10,995,000	11,798,844
5.00%, 2/15/2023 (d)	20,735,000	22,977,905
5.00%, 2/15/2024 (d)	4,165,000	4,760,970
5.00%, 2/15/2025 (d)	4,530,000	5,333,124
Series A, 5.00%, 2/15/2021 (d)	4,240,000	4,386,026
Series A, 5.00%, 2/15/2022 (d)	3,145,000	3,374,931
Houston, TX, Utilities System Revenue Series B, 5.00%, 11/15/2020	115,000	117,760
Humble, TX, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	1,505,000	1,719,131
Irving, TX, Independent School District, General Obligation:
Series A, 5.00%, 2/15/2021 (d)	450,000	465,498
Series A, 5.00%, 2/15/2022 (d)	695,000	745,811
Series A, 5.00%, 2/15/2024 (d)	520,000	594,194
Katy, TX, Independent School District, General Obligation:

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 2/15/2024 (d)	$2,250,000	$2,568,285
Series B, 5.00%, 2/15/2025 (d)	3,750,000	4,405,162
Series D, 5.00%, 2/15/2024 (d)	5,000,000	5,707,300
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2023 (d)	4,000,000	4,411,200
Lewisville, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/15/2022 (d)	650,000	707,909
Series A, 5.00%, 8/15/2023 (d)	3,300,000	3,709,794
Lone Star, TX, College System, General Obligation Series B, 5.00%, 2/15/2023	115,000	127,303
Lubbock, TX, General Obligation 5.00%, 2/15/2023	1,400,000	1,543,080
North Texas, TX, Municipal Water District, Water System Revenue 5.00%, 9/1/2021	130,000	137,168
Northside, TX, Independent School District, General Obligation:
5.00%, 8/1/2021 (d)	1,000,000	1,052,590
Series REF, 5.00%, 8/1/2022 (d)	510,000	555,217
Northwest, Independent School District, General Obligation Series B, 5.00%, 2/15/2024 (d)	4,100,000	4,681,667
Plano, TX, Independent School District, General Obligation:
5.00%, 2/15/2022 (d)	500,000	536,555
5.00%, 2/15/2021 (d)	650,000	672,386
Series A, 5.00%, 2/15/2022 (d)	6,355,000	6,819,614
Series A, 5.00%, 2/15/2023 (d)	4,085,000	4,535,453
Round Rock, TX, Independent School District, General Obligation:
Series A, 5.00%, 8/1/2023 (d)	6,500,000	7,295,860
Series A, 5.00%, 8/1/2024 (d)	8,505,000	9,836,032
San Antonio, TX, Independent School District, General Obligation 5.00%, 2/15/2021 (d)	1,465,000	1,515,455
San Antonio, TX, Electric & Gas Revenue:
Security Description	Principal Amount	Value
5.00%, 2/1/2021	$505,000	$521,059
5.00%, 2/1/2022	4,410,000	4,719,952
5.00%, 2/1/2023	10,300,000	11,368,751
5.00%, 2/1/2024	8,505,000	9,683,465
San Antonio, TX, General Obligation:
5.00%, 2/1/2022	4,000,000	4,282,640
Series 2019, 5.00%, 8/1/2021	725,000	762,627
San Antonio, TX, Water System Revenue Series A, 2.63%, 5/1/2049 (b)	32,500,000	33,696,325
Tarrant, TX, Regional Water District Revenue 5.00%, 3/1/2022	135,000	144,809
Texas Transportation Commission State Highway Fund Series A, 5.00%, 10/1/2020	150,000	152,909
Texas, State A&M University Revenue:
Series C, 5.00%, 5/15/2022	6,815,000	7,363,403
Series E, 5.00%, 5/15/2023	5,000,000	5,582,800
Texas, State General Obligation:
2.25%, 8/1/2029 (b)	5,890,000	5,898,364
5.00%, 10/1/2020	100,000	101,913
5.00%, 4/1/2022	50,000	53,894
5.00%, 10/1/2023	3,660,000	4,145,938
5.00%, 4/1/2024	1,000,000	1,151,020
Series 2016, 5.00%, 10/1/2022	905,000	991,925
Series A, 4.00%, 10/1/2021	7,125,000	7,427,741
Series A, 5.00%, 10/1/2021	790,000	835,259
Series A, 5.00%, 10/1/2022	1,360,000	1,490,628
Series A, 5.00%, 4/1/2023	500,000	557,170
Series A, 5.00%, 10/1/2023	5,000,000	5,663,850
Series C, 5.00%, 8/1/2022	700,000	762,909
Series REF, 5.00%, 8/1/2023	500,000	563,315
Texas, State Public Finance Authority Revenue:
Series A, 5.00%, 2/1/2023	1,500,000	1,657,965
Series A, 5.00%, 2/1/2024	1,500,000	1,710,150
Texas, State Transportation Commission, Highway Fund Revenue:
5.00%, 10/1/2021	5,090,000	5,385,525
5.00%, 10/1/2023	3,200,000	3,613,120
Series A, 3.00%, 10/1/2021	3,025,000	3,111,031
Series A, 5.00%, 4/1/2021	170,000	176,593
Series A, 5.00%, 10/1/2021	4,065,000	4,301,014
Series A, 5.00%, 10/1/2023	600,000	677,460
Series B, 4.00%, 4/1/2026 (b)	505,000	522,786
Texas, State University System Revenue:
Series A, 5.00%, 3/15/2022	3,120,000	3,334,968

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 3/15/2023	$660,000	$731,953
Texas, State Water Development Board Revenue:
5.00%, 8/1/2023	3,750,000	4,211,775
5.00%, 8/1/2024	6,070,000	7,028,271
Series A, 5.00%, 10/15/2020	110,000	112,310
Series A, 5.00%, 4/15/2021	380,000	395,386
Series B, 5.00%, 10/15/2023	2,000,000	2,260,960
Trinity River, TX, Authority Regional Wastewater System Revenue:
5.00%, 8/1/2021	240,000	252,194
5.00%, 8/1/2022	160,000	173,914
University of Texas, Permanent University Fund Revenue:
5.00%, 7/1/2022	200,000	216,934
5.00%, 7/1/2023	3,380,000	3,783,842
University of Texas, Revenue:
Series C, 5.00%, 8/15/2022	150,000	163,548
Series D, 5.00%, 8/15/2020	120,000	121,728
Series D, 5.00%, 8/15/2021	135,000	142,173
Series D, 5.00%, 8/15/2022	1,725,000	1,880,802
Series E, 5.00%, 8/15/2020	195,000	197,808
Series E, 5.00%, 8/15/2021	330,000	347,533
Series E, 5.00%, 8/15/2022	415,000	452,483
Series H, 5.00%, 8/15/2022	6,790,000	7,403,273
Series H, 5.00%, 8/15/2023	1,800,000	2,027,970
Series I, 5.00%, 8/15/2021	8,120,000	8,551,416
		447,226,965
UTAH — 0.6%
University of Utah, Revenue Series B-1, 5.00%, 8/1/2023	225,000	252,549
Utah, State General Obligation:
5.00%, 7/1/2020	100,000	100,963
5.00%, 7/1/2021	3,000,000	3,145,260
5.00%, 7/1/2022	15,815,000	17,179,835
5.00%, 7/1/2023	925,000	1,038,664
Series REF, 5.00%, 7/1/2023	1,800,000	2,021,184
Utah, Transit Authority Sales Tax Revenue Series A, 5.00%, 6/15/2020	160,000	161,270
		23,899,725
VIRGINIA — 3.2%
Arlington County, VA, General Obligation Series 2017, 5.00%, 8/15/2024	1,480,000	1,723,179
Fairfax County, VA, Economic Development Authority, Transportation District, Improvement Revenue 5.00%, 4/1/2021	6,360,000	6,607,913
Fairfax County, VA, General Obligation:
Series A, 4.00%, 10/1/2023	5,250,000	5,763,712
Security Description	Principal Amount	Value
Series A, 5.00%, 10/1/2021	$5,520,000	$5,843,914
Series A, 5.00%, 10/1/2022	215,000	235,539
Series C, 5.00%, 10/1/2021	175,000	185,269
Fairfax County, VA, Water Development Authority, Improvement Revenue 5.00%, 4/1/2022	995,000	1,071,844
Loudoun, VA, General Obligation:
Series A, 5.00%, 12/1/2020	200,000	205,196
Series A, 5.00%, 12/1/2023	4,675,000	5,325,994
Richmond, VA, General Obligation:
Series A, 5.00%, 7/15/2022	5,000,000	5,438,700
Series B, 5.00%, 7/15/2022	11,540,000	12,552,520
Richmond, VA, Public Utility Revenue 5.00%, 1/15/2023	175,000	193,559
Virginia, State College Building Authority, Educational Facilities Revenue:
5.00%, 2/1/2022	12,925,000	13,838,280
Series A, 5.00%, 2/1/2021	235,000	242,633
Series A, 5.00%, 2/1/2022	600,000	642,396
Series A, 5.00%, 2/1/2023	16,915,000	18,686,339
Series B, 5.00%, 9/1/2022	440,000	479,578
Series B, 5.00%, 2/1/2023	6,020,000	6,650,414
Series B, 5.00%, 9/1/2024	300,000	347,382
Series D, 5.00%, 2/1/2022	130,000	139,186
Series E, 5.00%, 2/1/2023	5,000,000	5,523,600
Series E, 5.00%, 2/1/2024	4,000,000	4,552,320
Virginia, State Commonwealth Transportation Board Revenue:
5.00%, 9/15/2022	100,000	109,389
5.00%, 9/15/2024	2,710,000	3,160,754
Series A, 5.00%, 5/15/2022	1,200,000	1,297,884
Series B, 5.00%, 5/15/2020	140,000	140,655
Series C, 5.00%, 5/15/2023	250,000	279,550
Virginia, State General Obligation:
Series B, 5.00%, 6/1/2021	1,000,000	1,045,680
Series B, 5.00%, 6/1/2022	7,830,000	8,481,612
Virginia, State Public Building Authority Revenue:
Series B, 5.00%, 8/1/2022	100,000	108,817
Series B, 5.00%, 8/1/2023	3,830,000	4,305,648
Virginia, State Public School Authority Revenue:
5.00%, 8/1/2022	860,000	933,960
5.00%, 8/1/2023	545,000	610,972
5.00%, 8/1/2024	1,035,000	1,194,142
Virginia, State Resources Authority Revenue 5.00%, 10/1/2022	260,000	284,973
		118,203,503

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
WASHINGTON — 3.1%
Central Puget Sound, WA, Regional Transit Authority Revenue 5.00%, 11/1/2022	$500,000	$549,150
Energy Northwest, WA, Electric Revenue Series A, 5.00%, 7/1/2022	3,065,000	3,315,257
Energy Northwest, WA, Electricity Revenue:
Series A, 5.00%, 7/1/2021	1,740,000	1,820,249
Series A, 5.00%, 7/1/2023	2,595,000	2,887,482
King & Snohomish Counties, WA, School District No. 417, General Obligation 5.00%, 12/1/2021	500,000	532,400
King County, WA, School District No. 412, General Obligation 5.00%, 12/1/2023	7,310,000	8,310,958
King County, WA, School District No. 414, General Obligation:
5.00%, 12/1/2020	265,000	271,885
5.00%, 12/1/2021	7,230,000	7,698,504
Port of Seattle, WA, General Obligation Series REF, 5.00%, 6/1/2024	750,000	865,748
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 9/1/2020	105,000	106,703
Series B, 5.00%, 4/1/2021	8,825,000	9,168,999
Snohomish County, WA, School District No. 15 Edmonds, General Obligation 5.00%, 12/1/2020	100,000	102,585
University of Washington, Revenue Series A, 5.00%, 5/1/2048 (b)	7,000,000	7,405,160
Washington, State:
5.00%, 7/1/2022	275,000	296,816
Series D, 5.00%, 7/1/2022	575,000	620,615
Washington, State General Obligation:
Series 2016A, 5.00%, 7/1/2021	3,060,000	3,209,726
Series 2016A, 5.00%, 7/1/2022	15,135,000	16,434,188
Series 2020A, 5.00%, 8/1/2023	5,255,000	5,907,618
Series 2020C, 5.00%, 2/1/2025	3,000,000	3,526,380
Series B, 5.00%, 8/1/2021	2,425,000	2,551,537
Series B, 5.00%, 7/1/2022	500,000	542,920
Series B, 5.00%, 7/1/2023	2,000,000	2,242,360
Series C, 5.00%, 2/1/2024	11,860,000	13,540,681
Security Description	Principal Amount	Value
Series R-2015, 5.00%, 7/1/2021	$285,000	$298,945
Series R-2015-C, 5.00%, 7/1/2022	255,000	276,889
Series R-2017A, 5.00%, 8/1/2020	270,000	273,515
Series R-2017A, 5.00%, 8/1/2021	7,650,000	8,049,177
Series R-2017A, 5.00%, 8/1/2022	500,000	544,450
Series R-2020A, 5.00%, 1/1/2023	505,000	557,121
Series R-2020A, 5.00%, 1/1/2025	9,960,000	11,679,295
Series R-F, 5.00%, 7/1/2021	100,000	104,893
Series R-F, 5.00%, 7/1/2022	885,000	960,968
		114,653,174
WEST VIRGINIA — 0.3%
West Virginia, State General Obligation:
Series A, 5.00%, 12/1/2024	8,430,000	9,894,712
Series B, 5.00%, 12/1/2021	250,000	266,070
		10,160,782
WISCONSIN — 2.3%
Madison, WI, General Obligation Series A, 4.00%, 10/1/2023	125,000	136,825
Milwaukee, WI, General Obligation:
Series N2, 4.00%, 3/1/2021	570,000	585,037
Series N2, 4.00%, 3/15/2023	415,000	447,615
Series N3, 5.00%, 4/1/2021	500,000	519,340
Series N3, 5.00%, 4/1/2023	5,000,000	5,559,150
Series N3, 5.00%, 4/1/2024	1,665,000	1,909,422
Series N4, 5.00%, 4/1/2021	9,765,000	10,142,710
Series N4, 5.00%, 4/1/2022	110,000	118,405
Wisconsin, State Clean Water Fund Leveraged Loan Portfolio Revenue:
Series 1, 5.00%, 6/1/2021	190,000	198,611
Series 1, 5.00%, 6/1/2022	2,795,000	3,024,274
Wisconsin, State Department of Transportation Revenue:
Series 2, 5.00%, 7/1/2020	275,000	277,662
Series 2, 5.00%, 7/1/2021	145,000	152,057
Series 2, 5.00%, 7/1/2022	65,000	70,609
Series A, 5.00%, 7/1/2022	4,525,000	4,915,507
Series A, 5.00%, 7/1/2023	1,245,000	1,397,986
Wisconsin, State General Obligation:
Series 1, 5.00%, 11/1/2021	185,000	196,392
Series 1, 5.00%, 11/1/2022	250,000	274,642
Series 1, 5.00%, 11/1/2023	2,500,000	2,837,650
Series 2, 5.00%, 11/1/2022	14,795,000	16,253,343
Series 2, 5.00%, 11/1/2023	13,745,000	15,601,400

See accompanying notes to schedule of investments.

SPDR NUVEEN BLOOMBERG BARCLAYS SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/2022	$125,000	$135,015
Series A, 5.00%, 5/1/2023	8,685,000	9,692,543
Series A, 5.00%, 5/1/2034	645,000	720,775
Series B, 5.00%, 5/1/2021	175,000	182,387
Series C, 5.00%, 5/1/2023	2,700,000	3,015,279
Series D, 5.00%, 5/1/2021	8,065,000	8,405,424
		86,770,060
TOTAL MUNICIPAL BONDS & NOTES (Cost $3,639,690,259)		3,667,695,637
	Shares
SHORT-TERM INVESTMENT — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (e) (f) (Cost $25,089,500)	25,089,500	25,089,500
TOTAL INVESTMENTS — 99.5% (Cost $3,664,779,759)		3,692,785,137
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		18,568,838
NET ASSETS — 100.0%		$3,711,353,975
(a)	Amount is less than 0.05% of net assets.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	When-issued security.
(d)	Bond is insured by the following:
% of Net Assets
Permanent School Fund Guaranteed	4.1%
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2020.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$3,667,695,637	$—	$3,667,695,637
Short-Term Investment	25,089,500	—	—	25,089,500
TOTAL INVESTMENTS	$25,089,500	$3,667,695,637	$—	$3,692,785,137
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,695,980	$10,695,980	$521,760,738	$507,367,218	$—	$—	25,089,500	$25,089,500	$165,671
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 23.9%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
3.75%, 2/15/2023	$184,000	$184,022
4.20%, 4/15/2024	96,000	97,192
Omnicom Group, Inc. 2.45%, 4/30/2030	250,000	224,357
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	409,000	408,223
3.63%, 5/1/2022	265,000	269,206
WPP Finance 2010:
3.63%, 9/7/2022	108,000	112,440
3.75%, 9/19/2024	226,000	228,319
		1,523,759
AEROSPACE & DEFENSE — 0.3%
Boeing Co.:
1.88%, 6/15/2023	319,000	292,794
2.13%, 3/1/2022	308,000	290,219
2.25%, 6/15/2026	230,000	202,729
2.30%, 8/1/2021 (b)	110,000	106,058
2.70%, 2/1/2027	124,000	113,476
2.80%, 3/1/2023	320,000	294,944
2.80%, 3/1/2024	300,000	282,426
2.85%, 10/30/2024	145,000	131,638
3.10%, 5/1/2026	300,000	276,699
3.20%, 3/1/2029	189,000	177,288
3.25%, 2/1/2035	270,000	233,742
3.45%, 11/1/2028	50,000	43,237
3.50%, 3/1/2039	100,000	86,772
3.55%, 3/1/2038	65,000	57,013
3.60%, 5/1/2034	376,000	335,565
3.63%, 3/1/2048	195,000	169,486
3.83%, 3/1/2059	250,000	218,665
3.85%, 11/1/2048	250,000	224,977
3.90%, 5/1/2049	150,000	134,988
6.13%, 2/15/2033	265,000	286,886
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	363,000	308,437
5.40%, 2/1/2027	566,000	493,988
Embraer SA 5.15%, 6/15/2022	378,000	344,120
General Dynamics Corp.:
1.88%, 8/15/2023	75,000	75,041
2.13%, 8/15/2026	300,000	299,700
2.38%, 11/15/2024	125,000	125,289
3.00%, 5/11/2021	400,000	402,900
3.38%, 5/15/2023	277,000	287,454
3.50%, 5/15/2025	309,000	329,490
3.75%, 5/15/2028	293,000	311,397
Harris Corp.:
4.85%, 4/27/2035	100,000	114,120
Security Description	Principal Amount	Value
5.05%, 4/27/2045	$455,000	$505,055
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	125,000	117,155
3.85%, 6/15/2023 (c)	123,000	128,437
3.85%, 12/15/2026 (c)	480,000	504,240
3.95%, 5/28/2024 (c)	124,000	130,093
4.40%, 6/15/2028 (c)	242,000	255,138
Lockheed Martin Corp.:
2.90%, 3/1/2025	370,000	383,938
3.10%, 1/15/2023	150,000	153,811
3.35%, 9/15/2021	268,000	272,682
3.55%, 1/15/2026	168,000	180,066
3.80%, 3/1/2045	520,000	577,086
4.70%, 5/15/2046	236,000	294,238
Northrop Grumman Corp.:
2.93%, 1/15/2025	392,000	398,139
3.20%, 2/1/2027	154,000	158,298
3.25%, 8/1/2023	205,000	209,637
3.25%, 1/15/2028	224,000	232,362
3.85%, 4/15/2045	320,000	349,619
4.75%, 6/1/2043	215,000	259,432
5.05%, 11/15/2040	20,000	24,623
Raytheon Co. 2.50%, 12/15/2022	421,000	423,812
Rockwell Collins, Inc.:
3.50%, 3/15/2027	195,000	201,328
3.70%, 12/15/2023	157,000	163,478
4.35%, 4/15/2047	150,000	165,090
4.80%, 12/15/2043	417,000	485,843
United Technologies Corp.:
3.65%, 8/16/2023	59,000	62,236
3.75%, 11/1/2046	217,000	224,024
3.95%, 8/16/2025	593,000	646,079
4.05%, 5/4/2047	141,000	153,677
4.13%, 11/16/2028	48,000	52,644
4.50%, 6/1/2042	237,000	270,514
4.63%, 11/16/2048	262,000	309,519
5.70%, 4/15/2040	318,000	403,316
6.05%, 6/1/2036	100,000	131,407
7.50%, 9/15/2029	651,000	862,106
		16,740,660
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.85%, 8/9/2022	22,000	22,109
3.80%, 2/14/2024	350,000	355,022
4.00%, 1/31/2024	316,000	325,104
4.25%, 8/9/2042	150,000	136,185
4.40%, 2/14/2026	456,000	468,157
4.50%, 5/2/2043	5,000	4,739
4.80%, 2/14/2029	831,000	862,977
5.38%, 1/31/2044	555,000	613,142
5.95%, 2/14/2049	507,000	585,950
6.20%, 2/14/2059	885,000	991,819
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026 (b)	402,000	404,191

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 3/15/2022	$60,000	$61,181
3.75%, 9/15/2047	115,000	118,728
4.02%, 4/16/2043	414,000	459,966
4.48%, 3/1/2021	181,000	184,587
BAT Capital Corp.:
2.76%, 8/15/2022	1,191,000	1,170,467
2.79%, 9/6/2024	175,000	167,752
3.22%, 9/6/2026	305,000	291,809
3.46%, 9/6/2029	242,000	223,344
4.39%, 8/15/2037	879,000	806,192
4.54%, 8/15/2047	497,000	452,847
4.76%, 9/6/2049	200,000	186,754
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	300,000	295,779
3.25%, 8/15/2026	158,000	141,372
3.75%, 9/25/2027	70,000	62,229
4.35%, 3/15/2024	230,000	224,793
Philip Morris International, Inc.:
2.13%, 5/10/2023	84,000	82,879
2.38%, 8/17/2022	448,000	451,736
2.50%, 8/22/2022	325,000	328,458
2.50%, 11/2/2022	396,000	397,422
2.63%, 3/6/2023	235,000	236,112
2.75%, 2/25/2026 (b)	87,000	86,574
2.88%, 5/1/2024	206,000	208,433
2.90%, 11/15/2021	359,000	361,287
3.13%, 3/2/2028 (b)	150,000	152,261
3.38%, 8/11/2025	528,000	546,459
3.38%, 8/15/2029	320,000	336,893
4.13%, 3/4/2043	174,000	184,398
Reynolds American, Inc.:
4.00%, 6/12/2022	125,000	126,771
4.45%, 6/12/2025	559,000	571,343
5.85%, 8/15/2045	502,000	530,042
6.15%, 9/15/2043	350,000	378,469
		14,596,732
AIRLINES — 0.1%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	200,050	174,043
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	91,543	77,839
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	490,610	416,808
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	120,771	108,952
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	52,487	46,307
Security Description	Principal Amount	Value
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	$58,961	$53,885
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	296,433	258,299
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	73,845	63,636
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	68,008	67,929
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	29,375	27,572
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	56,693	54,727
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	238,000	219,062
Delta Air Lines, Inc.:
2.90%, 10/28/2024	124,000	102,064
3.40%, 4/19/2021	335,000	312,173
3.63%, 3/15/2022	139,000	128,863
3.75%, 10/28/2029	164,000	131,853
3.80%, 4/19/2023	363,000	339,499
4.38%, 4/19/2028	434,000	348,246
JetBlue 2019-1 Pass Through Trust Series AA, Class AA, 2.75%, 11/15/2033	150,000	131,278
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	175,989	158,390
Southwest Airlines Co. 2.63%, 2/10/2030	300,000	251,478
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	277,751	268,935
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	80,050	78,864
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	349,043	341,794
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	312,510	274,859

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	$41,986	$40,821
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	106,660	96,780
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	315,000	264,480
		4,839,436
APPAREL — 0.0% (a)
NIKE, Inc.:
2.25%, 5/1/2023 (b)	390,000	393,919
2.38%, 11/1/2026	586,000	599,777
3.88%, 11/1/2045	302,000	354,932
Ralph Lauren Corp. 3.75%, 9/15/2025 (b)	250,000	259,913
Tapestry, Inc.:
4.13%, 7/15/2027	458,000	391,017
4.25%, 4/1/2025	80,000	72,574
		2,072,132
AUTO MANUFACTURERS — 0.3%
American Honda Finance Corp.:
1.95%, 5/20/2022	125,000	123,757
Series GMTN, 1.70%, 9/9/2021	112,000	110,086
Series GMTN, 3.50%, 2/15/2028	408,000	408,567
Series GMTN, 3.55%, 1/12/2024	21,000	21,696
Series MTN, 1.95%, 5/10/2023	185,000	181,095
Series MTN, 2.05%, 1/10/2023	320,000	314,989
Series MTN, 2.15%, 9/10/2024	178,000	170,777
Series MTN, 2.20%, 6/27/2022	230,000	224,669
Series MTN, 2.35%, 1/8/2027	200,000	188,394
Series MTN, 2.40%, 6/27/2024	200,000	194,324
Series MTN, 2.90%, 2/16/2024	405,000	401,476
Series MTN, 3.38%, 12/10/2021	100,000	100,464
Daimler Finance North America LLC 8.50%, 1/18/2031 (b)	440,000	594,546
Ford Motor Co.:
4.75%, 1/15/2043	195,000	110,729
7.45%, 7/16/2031	155,000	111,981
Ford Motor Credit Co. LLC:
Security Description	Principal Amount	Value
3.82%, 11/2/2027 (b)	$0	$—
4.06%, 11/1/2024 (b)	0	—
4.25%, 9/20/2022 (b)	0	—
Series GMTN, 4.39%, 1/8/2026	230,000	200,928
General Motors Co.:
4.20%, 10/1/2027	178,000	147,603
4.88%, 10/2/2023	260,000	236,759
5.00%, 10/1/2028	200,000	172,000
5.00%, 4/1/2035	115,000	85,018
5.15%, 4/1/2038	195,000	143,257
5.40%, 4/1/2048	581,000	409,663
5.95%, 4/1/2049	415,000	317,500
6.25%, 10/2/2043	466,000	367,213
6.75%, 4/1/2046	500,000	395,830
General Motors Financial Co., Inc.:
3.20%, 7/6/2021	259,000	245,939
3.25%, 1/5/2023	139,000	125,591
3.45%, 1/14/2022	445,000	415,501
3.45%, 4/10/2022	326,000	302,642
3.50%, 11/7/2024	186,000	164,260
3.55%, 7/8/2022	496,000	460,943
3.70%, 5/9/2023	254,000	228,521
3.85%, 1/5/2028	544,000	441,342
3.95%, 4/13/2024	150,000	135,930
4.00%, 1/15/2025	184,000	164,270
4.00%, 10/6/2026	268,000	226,961
4.15%, 6/19/2023	300,000	274,500
4.20%, 3/1/2021	54,000	51,921
4.20%, 11/6/2021	405,000	380,157
4.30%, 7/13/2025	511,000	446,706
4.35%, 4/9/2025	10,000	8,666
4.35%, 1/17/2027	218,000	174,239
5.10%, 1/17/2024	603,000	552,191
5.25%, 3/1/2026	285,000	250,997
PACCAR Financial Corp.:
Series MTN, 1.90%, 2/7/2023	125,000	122,866
Series MTN, 2.00%, 9/26/2022	200,000	196,498
Series MTN, 2.30%, 8/10/2022	187,000	186,762
Series MTN, 2.65%, 5/10/2022	701,000	702,458
Series MTN, 2.80%, 3/1/2021	50,000	50,278
Toyota Motor Corp.:
2.16%, 7/2/2022 (b)	143,000	141,854
2.36%, 7/2/2024 (b)	145,000	142,106
2.76%, 7/2/2029 (b)	56,000	55,105
3.18%, 7/20/2021	150,000	151,492
3.42%, 7/20/2023 (b)	150,000	153,789
3.67%, 7/20/2028	105,000	109,364
Toyota Motor Credit Corp.:
3.65%, 1/8/2029	200,000	206,540
Series GMTN, 1.90%, 4/8/2021	110,000	110,598

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 2.70%, 1/11/2023	$229,000	$230,291
Series GMTN, 3.05%, 1/11/2028	135,000	134,509
Series MTN, 1.80%, 2/13/2025 (b)	325,000	312,764
Series MTN, 2.15%, 9/8/2022 (b)	191,000	189,831
Series MTN, 2.25%, 10/18/2023	248,000	245,463
Series MTN, 2.60%, 1/11/2022	334,000	335,637
Series MTN, 2.63%, 1/10/2023	238,000	238,195
Series MTN, 2.75%, 5/17/2021	305,000	307,681
Series MTN, 2.95%, 4/13/2021	195,000	195,700
Series MTN, 3.30%, 1/12/2022	602,000	610,819
Series MTN, 3.40%, 4/14/2025	150,000	153,945
		16,069,143
AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv Corp. 4.15%, 3/15/2024	140,000	137,316
Aptiv PLC :
4.35%, 3/15/2029 (b)	264,000	247,915
5.40%, 3/15/2049	400,000	345,340
Lear Corp.:
4.25%, 5/15/2029	125,000	109,620
5.25%, 5/15/2049	435,000	376,784
Magna International, Inc. 3.63%, 6/15/2024	100,000	104,157
		1,321,132
BANKS — 5.1%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	611,000	612,582
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	313,000	315,219
Series MTN, 2.05%, 11/21/2022	500,000	500,230
Series MTN, 2.30%, 6/1/2021	153,000	153,216
Banco Santander SA:
2.71%, 6/27/2024	270,000	263,650
3.13%, 2/23/2023	884,000	867,328
3.31%, 6/27/2029	178,000	171,245
3.80%, 2/23/2028	244,000	239,442
3.85%, 4/12/2023	434,000	433,826
4.25%, 4/11/2027	242,000	245,768
Bank of America Corp.:
4.10%, 7/24/2023	683,000	727,019
Security Description	Principal Amount	Value
5.70%, 1/24/2022	$318,000	$335,306
6.11%, 1/29/2037	160,000	200,952
6.22%, 9/15/2026	100,000	114,853
7.75%, 5/14/2038	338,000	506,912
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	912,000	944,805
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	427,000	444,738
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	605,000	610,082
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	1,244,000	1,279,429
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	413,000	428,384
Series GMTN, 2.63%, 4/19/2021	428,000	430,221
Series GMTN, 3.50%, 4/19/2026	479,000	506,734
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	684,000	688,740
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	408,000	422,374
Series L, 3.95%, 4/21/2025	523,000	545,165
Series L, 4.18%, 11/25/2027	500,000	526,000
Series L, 4.75%, 4/21/2045	370,000	392,385
Series MTN, 2.50%, 10/21/2022	466,000	466,349
Series MTN, 3.25%, 10/21/2027	696,000	735,213
Series MTN, 3.88%, 8/1/2025	693,000	740,505
Series MTN, 4.00%, 4/1/2024	920,000	981,686
Series MTN, 4.00%, 1/22/2025	518,000	542,641
Series MTN, 4.13%, 1/22/2024	467,000	496,683
Series MTN, 4.20%, 8/26/2024	911,000	964,248
Series MTN, 4.25%, 10/22/2026	921,000	971,867
Series MTN, 4.88%, 4/1/2044 (b)	462,000	569,406
Series MTN, 5.00%, 5/13/2021	280,000	288,666
Series MTN, 5.00%, 1/21/2044	525,000	665,847
Series MTN, 5.88%, 2/7/2042	151,000	209,392
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	595,000	602,075

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (d)	$400,000	$390,220
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	350,000	349,272
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	1,089,000	1,137,079
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	573,000	590,562
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (d)	550,000	531,212
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	706,000	738,462
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	516,000	544,034
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	29,000	29,646
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	367,000	371,099
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	534,000	544,306
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	300,000	299,541
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	601,000	646,117
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	529,000	573,134
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (d)	514,000	567,096
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	665,000	783,782
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	549,000	574,781
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	250,000	283,325
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (d)	200,000	229,508
Bank of America NA:
3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (b) (d)	222,000	226,358
Security Description	Principal Amount	Value
Series BKNT, 6.00%, 10/15/2036	$835,000	$1,106,150
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (b) (d)	175,000	178,549
Series D, 3.10%, 4/13/2021	224,000	226,200
Series E, 3.30%, 2/5/2024	895,000	925,054
Series MTN, 1.90%, 8/27/2021	501,000	501,130
Series MTN, 2.05%, 11/1/2022	80,000	79,530
Series MTN, 2.35%, 9/11/2022 (b)	591,000	598,122
Series MTN, 2.50%, 6/28/2024 (b)	235,000	236,511
Series MTN, 2.90%, 3/26/2022	380,000	385,065
Bank of New York Mellon Corp.:
3.40%, 5/15/2024 (b)	480,000	503,328
3.55%, 9/23/2021	298,000	306,508
Series 0012, 3.65%, 2/4/2024	125,000	131,851
Series MTN, 1.85%, 1/27/2023	240,000	239,976
Series MTN, 1.95%, 8/23/2022	161,000	161,684
Series MTN, 2.05%, 5/3/2021	411,000	412,895
Series MTN, 2.60%, 2/7/2022	225,000	227,246
Series MTN, 2.80%, 5/4/2026	560,000	574,750
Series MTN, 3.00%, 10/30/2028	159,000	156,861
Series MTN, 3.25%, 9/11/2024	211,000	219,010
Series MTN, 3.25%, 5/16/2027 (b)	412,000	429,514
Series MTN, 3.30%, 8/23/2029	235,000	240,532
Series MTN, 3.40%, 1/29/2028	131,000	136,093
Series MTN, 3.95%, 11/18/2025 (b)	679,000	728,499
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	387,000	391,222
Bank of Nova Scotia:
1.88%, 4/26/2021	1,000,000	1,001,050
1.95%, 2/1/2023	300,000	298,569
2.00%, 11/15/2022	245,000	244,902
2.20%, 2/3/2025	250,000	250,827
2.38%, 1/18/2023	100,000	100,331
2.70%, 3/7/2022	512,000	520,970
2.70%, 8/3/2026	420,000	428,992
3.40%, 2/11/2024 (b)	433,000	451,749
Series BKNT, 2.45%, 3/22/2021	213,000	213,435
Series BKNT, 2.45%, 9/19/2022 (b)	444,000	451,055

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.13%, 4/20/2021	$165,000	$166,680
BankUnited, Inc. 4.88%, 11/17/2025	150,000	156,842
Barclays PLC:
3.20%, 8/10/2021	330,000	326,964
3.65%, 3/16/2025	287,000	286,231
3.68%, 1/10/2023	208,000	209,589
4.34%, 1/10/2028	381,000	390,121
4.38%, 9/11/2024	300,000	299,604
4.38%, 1/12/2026	1,033,000	1,072,585
4.84%, 5/9/2028	140,000	142,845
5.25%, 8/17/2045 (b)	330,000	375,184
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	78,000	78,328
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	710,000	718,570
3 Month USD LIBOR + 3.05%, 5.09%, 6/20/2030 (b) (d)	150,000	152,315
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	141,000	140,787
Series MTN, 2.20%, 3/16/2023	443,000	442,539
Series MTN, 2.50%, 8/1/2024	170,000	170,133
Series MTN, 2.85%, 10/26/2024 (b)	378,000	386,906
Series MTN, 3.05%, 6/20/2022	462,000	471,734
Series MTN, 3.20%, 9/3/2021	377,000	388,762
Series MTN, 3.70%, 6/5/2025	190,000	201,178
Series MTN, 3.75%, 12/6/2023	149,000	155,785
Series MTN, 3.88%, 3/19/2029	253,000	259,100
Series MTN, 3.95%, 3/22/2022	230,000	235,980
BBVA USA:
2.50%, 8/27/2024	197,000	188,318
Series BKNT, 2.88%, 6/29/2022	383,000	378,320
Series BKNT, 3.88%, 4/10/2025	389,000	366,481
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	121,000	125,188
BPCE SA:
4.00%, 4/15/2024	832,000	885,855
Series MTN, 3.38%, 12/2/2026	216,000	212,293
Canadian Imperial Bank of Commerce:
2.25%, 1/28/2025	400,000	395,440
2.55%, 6/16/2022	243,000	246,186
Security Description	Principal Amount	Value
3.10%, 4/2/2024	$205,000	$210,715
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	367,000	364,317
Series BKNT, 3.50%, 9/13/2023	135,000	142,220
Capital One NA:
2.15%, 9/6/2022	250,000	243,358
Series BKNT, 2.25%, 9/13/2021	160,000	156,480
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (d)	200,000	171,166
Citibank NA:
Series BKNT, 3.65%, 1/23/2024	429,000	449,545
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (d)	303,000	303,061
Citigroup, Inc.:
2.35%, 8/2/2021	149,000	149,066
2.70%, 3/30/2021	364,000	365,460
2.70%, 10/27/2022	322,000	323,713
2.75%, 4/25/2022	542,000	547,247
2.90%, 12/8/2021	1,019,000	1,026,734
3.20%, 10/21/2026	627,000	649,202
3.40%, 5/1/2026	192,000	199,905
3.70%, 1/12/2026	361,000	382,331
3.75%, 6/16/2024	128,000	132,613
3.88%, 10/25/2023	206,000	214,485
3.88%, 3/26/2025	213,000	217,831
4.00%, 8/5/2024	306,000	316,401
4.13%, 7/25/2028	430,000	443,932
4.30%, 11/20/2026	827,000	864,637
4.40%, 6/10/2025	1,042,000	1,132,102
4.45%, 9/29/2027	440,500	457,679
4.50%, 1/14/2022	673,000	698,567
4.60%, 3/9/2026	836,000	892,773
4.65%, 7/30/2045	279,000	329,304
4.65%, 7/23/2048	611,000	733,768
4.75%, 5/18/2046	571,000	618,462
5.30%, 5/6/2044	285,000	331,287
5.50%, 9/13/2025	840,000	945,907
5.88%, 2/22/2033	191,000	215,578
6.00%, 10/31/2033	228,000	258,837
6.68%, 9/13/2043	225,000	295,351
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	1,230,000	1,239,459
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	477,000	488,982
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	774,000	775,471

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	$520,000	$530,462
3 Month USD LIBOR + 1.17%, 3.88%, 1/24/2039 (d)	205,000	216,544
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	455,000	478,733
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	587,000	616,285
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	1,318,000	1,362,193
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	200,000	199,472
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	1,032,000	999,007
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	397,000	385,110
Citizens Bank NA/Providence RI:
Series BKNT, 2.55%, 5/13/2021	779,000	777,909
Series BKNT, 3.70%, 3/29/2023	165,000	168,927
Series BKNT, 3.75%, 2/18/2026	250,000	254,767
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	60,000	55,456
4.30%, 12/3/2025	298,000	307,411
Comerica Bank Series BKNT, 2.50%, 7/23/2024	250,000	247,742
Comerica, Inc. 4.00%, 2/1/2029	339,000	334,918
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	1,135,000	1,145,079
3.13%, 4/26/2021	456,000	459,265
3.95%, 11/9/2022	480,000	487,694
5.25%, 8/4/2045	210,000	264,768
5.75%, 12/1/2043	325,000	417,254
Series BKNT, 3.75%, 7/21/2026	290,000	279,824
Series MTN, 3.38%, 5/21/2025	571,000	599,915
Series MTN, 5.25%, 5/24/2041	500,000	729,560
Credit Suisse AG:
3.00%, 10/29/2021 (b)	721,000	726,638
Series MTN, 3.63%, 9/9/2024	257,000	268,858
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 4/16/2021	617,000	620,949
3.80%, 9/15/2022	392,000	397,261
3.80%, 6/9/2023	537,000	552,219
Security Description	Principal Amount	Value
4.55%, 4/17/2026	$453,000	$476,678
4.88%, 5/15/2045 (b)	453,000	549,081
Deutsche Bank AG:
3.30%, 11/16/2022	512,000	503,941
3.38%, 5/12/2021	409,000	386,726
4.10%, 1/13/2026	160,000	146,306
4.25%, 10/14/2021	932,000	884,431
SOFR + 2.58%, 3.96%, 11/26/2025 (d)	500,000	461,005
Discover Bank:
2.45%, 9/12/2024	345,000	325,890
Series BKNT, 2.70%, 2/6/2030	250,000	218,385
Series BKNT, 3.20%, 8/9/2021	192,000	190,917
Series BKNT, 3.35%, 2/6/2023	300,000	298,557
Series BKNT, 3.45%, 7/27/2026	250,000	244,620
Series BKNT, 4.20%, 8/8/2023 (b)	393,000	407,620
Series BKNT, 4.65%, 9/13/2028 (b)	278,000	276,299
Fifth Third Bancorp:
2.38%, 1/28/2025	200,000	195,452
2.60%, 6/15/2022	150,000	148,889
3.50%, 3/15/2022	245,000	246,727
3.95%, 3/14/2028 (b)	136,000	142,425
4.30%, 1/16/2024	305,000	321,683
8.25%, 3/1/2038	247,000	342,273
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021 (b)	161,000	161,414
Series BKNT, 3.35%, 7/26/2021	206,000	208,962
Series BKNT, 3.85%, 3/15/2026	421,000	436,105
Series BKNT, 3.95%, 7/28/2025	300,000	317,970
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	300,000	323,133
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (d)	250,000	239,680
FNB Corp. 2.20%, 2/24/2023	35,000	34,323
Goldman Sachs Capital I 6.35%, 2/15/2034	182,000	217,856
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	953,000	950,522
2.60%, 2/7/2030	225,000	211,700
2.63%, 4/25/2021	334,000	334,331
3.00%, 4/26/2022	244,000	245,447
3.20%, 2/23/2023	301,000	306,647
3.50%, 1/23/2025	502,000	513,009
3.50%, 11/16/2026	1,185,000	1,215,810

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 1/22/2023	$337,000	$347,103
3.63%, 2/20/2024 (b)	818,000	854,695
3.75%, 5/22/2025	371,000	381,666
3.75%, 2/25/2026	407,000	422,043
3.85%, 1/26/2027	808,000	826,051
4.00%, 3/3/2024	455,000	476,872
4.25%, 10/21/2025	568,000	589,050
4.75%, 10/21/2045 (b)	500,000	592,575
5.15%, 5/22/2045	313,000	351,674
5.75%, 1/24/2022	741,000	785,067
5.95%, 1/15/2027	500,000	568,350
6.25%, 2/1/2041	420,000	579,188
6.75%, 10/1/2037	1,757,000	2,330,748
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	675,000	676,775
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	514,000	517,737
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	401,000	402,019
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	377,000	389,505
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	473,000	499,067
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (d)	200,000	205,572
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	497,000	520,006
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	842,000	860,625
Series MTN, 3.85%, 7/8/2024	842,000	875,907
Series MTN, 4.80%, 7/8/2044	654,000	761,897
HSBC Bank USA NA Series BKNT, 5.63%, 8/15/2035	361,000	429,568
HSBC Holdings PLC:
2.65%, 1/5/2022	100,000	99,817
2.95%, 5/25/2021	1,244,000	1,241,450
3.40%, 3/8/2021	472,000	474,530
3.60%, 5/25/2023	671,000	681,139
4.25%, 3/14/2024	438,000	455,275
4.25%, 8/18/2025	532,000	547,944
4.38%, 11/23/2026	370,000	390,572
4.88%, 1/14/2022	387,000	396,706
5.10%, 4/5/2021	524,000	535,759
5.25%, 3/14/2044	372,000	439,685
6.10%, 1/14/2042	250,000	315,575
6.50%, 5/2/2036	576,000	691,482
6.50%, 9/15/2037	498,000	600,279
6.80%, 6/1/2038	685,000	849,003
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	$499,000	$493,187
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	1,041,000	1,037,450
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (d)	640,000	629,600
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (d)	616,000	630,889
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	575,000	595,872
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	500,000	529,460
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	702,000	715,148
Huntington Bancshares, Inc.:
2.55%, 2/4/2030	250,000	226,888
2.63%, 8/6/2024	249,000	251,664
3.15%, 3/14/2021	312,000	312,558
Huntington National Bank:
Series BKNT, 2.50%, 8/7/2022	275,000	275,734
Series BKNT, 3.13%, 4/1/2022	480,000	487,762
Series BKNT, 3.55%, 10/6/2023 (b)	250,000	259,507
Industrial & Commercial Bank of China, Ltd.:
2.45%, 10/20/2021	250,000	254,680
2.96%, 11/8/2022 (b)	275,000	287,719
ING Groep NV:
3.15%, 3/29/2022	206,000	206,233
3.55%, 4/9/2024	260,000	261,589
3.95%, 3/29/2027	361,000	366,855
4.05%, 4/9/2029 (b)	231,000	238,196
4.10%, 10/2/2023	536,000	549,432
4.55%, 10/2/2028	164,000	173,896
Intesa Sanpaolo SpA 5.25%, 1/12/2024	120,000	117,947
JPMorgan Chase & Co.:
2.40%, 6/7/2021	592,000	594,853
2.55%, 3/1/2021	764,000	766,391
2.70%, 5/18/2023	549,000	563,351
2.95%, 10/1/2026	1,048,000	1,076,988
2.97%, 1/15/2023	378,000	383,103
3.13%, 1/23/2025	439,000	454,422
3.20%, 1/25/2023	774,000	796,144
3.20%, 6/15/2026	1,337,000	1,389,544
3.25%, 9/23/2022	943,000	968,838
3.30%, 4/1/2026	705,000	735,047
3.63%, 5/13/2024	457,000	485,585

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 12/1/2027	$475,000	$500,151
3.88%, 9/10/2024	703,000	741,482
3.90%, 7/15/2025	105,000	112,973
4.13%, 12/15/2026	521,000	569,172
4.25%, 10/1/2027	443,000	479,189
4.35%, 8/15/2021	450,000	462,591
4.50%, 1/24/2022	718,000	750,073
4.95%, 6/1/2045	315,000	393,070
5.40%, 1/6/2042	365,000	494,509
5.50%, 10/15/2040	373,000	496,791
5.60%, 7/15/2041	360,000	489,496
5.63%, 8/16/2043	375,000	496,252
6.40%, 5/15/2038	475,000	676,305
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	210,000	213,161
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	859,000	873,921
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	638,000	667,201
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	612,000	618,952
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	503,000	522,335
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	612,000	647,447
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	500,000	513,885
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (d)	423,000	486,090
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	571,000	613,494
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	945,000	1,032,687
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	31,000	34,633
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	217,000	230,415
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (d)	1,014,000	1,131,249
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	334,000	348,262
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	788,000	910,329
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	$910,000	$1,054,144
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	800,000	802,728
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	606,000	604,388
Series MTN, 2.30%, 8/15/2021	454,000	450,359
KeyBank NA:
Series BKNT, 2.40%, 6/9/2022	132,000	131,281
Series BKNT, 2.50%, 11/22/2021	108,000	108,966
Series BKNT, 3.30%, 6/1/2025	386,000	401,166
Series BKNT, 3.38%, 3/7/2023	228,000	232,138
Series BKNT, 3.90%, 4/13/2029	85,000	84,016
Series BKNT, 6.95%, 2/1/2028	146,000	169,715
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	500,000	465,290
Series MTN, 2.55%, 10/1/2029	218,000	195,720
Series MTN, 4.10%, 4/30/2028	200,000	210,454
Series MTN, 4.15%, 10/29/2025	175,000	183,300
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025 (b)	240,000	254,971
2.25%, 10/1/2021	400,000	410,260
Series GMTN, 1.75%, 7/27/2026	200,000	211,500
Lloyds Bank PLC 2.25%, 8/14/2022	366,000	364,386
Lloyds Banking Group PLC:
3.00%, 1/11/2022	206,000	203,588
3.10%, 7/6/2021	1,000,000	996,500
3.75%, 1/11/2027	697,000	706,751
3.90%, 3/12/2024	329,000	333,817
4.05%, 8/16/2023	355,000	361,841
4.34%, 1/9/2048	75,000	76,643
4.38%, 3/22/2028	335,000	353,616
4.45%, 5/8/2025	215,000	224,808
4.50%, 11/4/2024	230,000	231,428
4.58%, 12/10/2025	583,000	590,433
1 year CMT + 1.15%, 2.44%, 2/5/2026 (b) (d)	200,000	188,872
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	1,213,000	1,190,135
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	513,000	505,192

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
M&T Bank Corp. 3.55%, 7/26/2023	$393,000	$424,943
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	177,000	178,135
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	298,000	296,695
2.19%, 2/25/2025	775,000	771,094
2.56%, 2/25/2030 (b)	656,000	628,632
2.62%, 7/18/2022	1,014,000	1,014,122
2.67%, 7/25/2022	150,000	150,555
2.76%, 9/13/2026	368,000	365,696
2.80%, 7/18/2024	305,000	306,284
2.95%, 3/1/2021	238,000	238,188
3.00%, 2/22/2022	314,000	319,052
3.20%, 7/18/2029	360,000	363,452
3.22%, 3/7/2022	278,000	282,404
3.29%, 7/25/2027	130,000	130,259
3.46%, 3/2/2023	339,000	347,909
3.54%, 7/26/2021	322,000	324,766
3.68%, 2/22/2027 (b)	255,000	264,172
3.74%, 3/7/2029	276,000	292,814
3.75%, 7/18/2039	200,000	191,002
3.76%, 7/26/2023	400,000	414,372
3.78%, 3/2/2025 (b)	3,000	3,126
3.85%, 3/1/2026	429,000	450,939
4.05%, 9/11/2028 (b)	224,000	237,503
4.15%, 3/7/2039	105,000	107,907
4.29%, 7/26/2038	155,000	165,146
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	284,000	282,813
3.17%, 9/11/2027 (b)	271,000	271,070
3.55%, 3/5/2023	517,000	525,138
4.02%, 3/5/2028	210,000	225,380
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (d)	200,000	196,084
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (d)	375,000	374,092
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	222,000	220,981
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (d)	375,000	388,984
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (b) (d)	200,000	188,330
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (d)	244,000	240,604
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (b) (d)	354,000	376,493
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.31%, 2.87%, 9/13/2030 (d)	$215,000	$204,613
Morgan Stanley:
2.75%, 5/19/2022	643,000	646,672
3.95%, 4/23/2027	632,000	649,766
4.30%, 1/27/2045	478,000	565,613
4.38%, 1/22/2047 (b)	189,000	229,985
4.88%, 11/1/2022	786,000	821,952
5.00%, 11/24/2025	197,000	213,713
6.38%, 7/24/2042	760,000	1,090,053
7.25%, 4/1/2032	500,000	698,600
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	427,000	442,936
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	543,000	563,232
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (d)	275,000	311,025
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (d)	421,000	448,740
Series F, 3.88%, 4/29/2024	883,000	933,967
Series GMTN, 2.50%, 4/21/2021	632,000	631,810
Series GMTN, 3.13%, 1/23/2023	1,037,000	1,061,463
Series GMTN, 3.70%, 10/23/2024	413,000	436,132
Series GMTN, 3.75%, 2/25/2023	192,000	198,589
Series GMTN, 3.88%, 1/27/2026	683,000	728,993
Series GMTN, 4.00%, 7/23/2025	698,000	743,914
Series GMTN, 4.35%, 9/8/2026	534,000	579,513
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	1,091,000	1,144,023
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	215,000	237,749
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	840,000	816,186
Series MTN, 2.63%, 11/17/2021	498,000	499,678
Series MTN, 3.13%, 7/27/2026	803,000	834,156
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	159,000	159,763
MUFG Union Bank NA Series BKNT, 3.15%, 4/1/2022	513,000	513,549

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
National Australia Bank, Ltd.:
1.88%, 12/13/2022	$240,000	$239,081
2.80%, 1/10/2022	169,000	170,840
2.88%, 4/12/2023	278,000	283,335
3.00%, 1/20/2023 (b)	206,000	209,914
3.38%, 9/20/2021	126,000	128,218
3.70%, 11/4/2021	273,000	280,002
Series BKNT, 1.88%, 7/12/2021	337,000	334,698
Series GMTN, 2.50%, 5/22/2022	249,000	250,643
National Bank of Canada Series MTN, 2.10%, 2/1/2023	400,000	391,732
Northern Trust Corp.:
3.15%, 5/3/2029 (b)	133,000	137,382
3.65%, 8/3/2028	75,000	81,083
3.95%, 10/30/2025	151,000	149,306
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	397,000	385,955
PNC Bank NA:
3.80%, 7/25/2023	263,000	277,596
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (b) (d)	500,000	478,425
Series BKNT, 2.15%, 4/29/2021	132,000	132,050
Series BKNT, 2.45%, 7/28/2022	256,000	257,185
Series BKNT, 2.55%, 12/9/2021	134,000	135,028
Series BKNT, 2.63%, 2/17/2022	203,000	204,888
Series BKNT, 2.70%, 11/1/2022	186,000	187,146
Series BKNT, 2.95%, 2/23/2025	166,000	170,902
Series BKNT, 3.10%, 10/25/2027	325,000	334,457
Series BKNT, 3.25%, 1/22/2028 (b)	161,000	166,031
Series BKNT, 3.30%, 10/30/2024	70,000	72,685
Series BKNT, 4.05%, 7/26/2028	398,000	421,466
Series MTN, 3.25%, 6/1/2025	416,000	435,169
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024 (b)	300,000	303,312
2.55%, 1/22/2030	300,000	290,163
3.15%, 5/19/2027 (b)	444,000	462,706
3.45%, 4/23/2029	296,000	300,547
3.50%, 1/23/2024	628,000	646,262
3.90%, 4/29/2024	258,000	270,562
Regions Bank Series BKNT, 6.45%, 6/26/2037	125,000	158,643
Security Description	Principal Amount	Value
Regions Financial Corp.:
2.75%, 8/14/2022	$255,000	$252,417
3.80%, 8/14/2023	402,000	408,227
Royal Bank of Canada:
2.30%, 3/22/2021	400,000	401,984
Series GMTN, 1.95%, 1/17/2023	220,000	217,749
Series GMTN, 2.25%, 11/1/2024	280,000	280,540
Series GMTN, 2.55%, 7/16/2024	150,000	151,871
Series GMTN, 2.80%, 4/29/2022	586,000	593,946
Series GMTN, 3.20%, 4/30/2021	780,000	788,970
Series GMTN, 3.70%, 10/5/2023	418,000	438,252
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	626,000	641,994
4.80%, 4/5/2026 (b)	314,000	338,012
5.13%, 5/28/2024	646,000	650,186
6.00%, 12/19/2023	929,000	962,630
6.10%, 6/10/2023	415,000	427,201
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	375,000	374,152
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	301,000	313,302
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (d)	592,000	641,231
5 year CMT + 2.10%, 3.75%, 11/1/2029 (d)	200,000	184,632
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	1,194,000	1,179,779
4.50%, 7/17/2025 (b)	240,000	244,577
3.50%, 6/7/2024 (b)	250,000	243,837
Santander UK Group Holdings PLC:
3.57%, 1/10/2023	197,000	196,206
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	197,000	194,711
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	177,000	178,841
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (d)	200,000	204,400
Santander UK PLC:
2.10%, 1/13/2023	450,000	435,537
2.88%, 6/18/2024	250,000	250,022
3.40%, 6/1/2021	505,000	506,197
4.00%, 3/13/2024	294,000	299,024

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	$581,000	$575,248
2.63%, 3/15/2021	113,000	113,010
Sumitomo Mitsui Banking Corp.:
3.20%, 7/18/2022	189,000	192,166
3.95%, 7/19/2023	238,000	247,806
3.95%, 1/10/2024	300,000	313,707
Series GMTN, 3.65%, 7/23/2025 (b)	200,000	210,414
Sumitomo Mitsui Financial Group, Inc.:
2.35%, 1/15/2025	300,000	296,694
2.44%, 10/19/2021	769,000	768,446
2.45%, 9/27/2024	200,000	198,056
2.63%, 7/14/2026	270,000	266,236
2.70%, 7/16/2024	506,000	505,914
2.75%, 1/15/2030	300,000	292,641
2.78%, 7/12/2022	166,000	167,102
2.85%, 1/11/2022	156,000	156,872
2.93%, 3/9/2021	207,000	207,286
3.04%, 7/16/2029	552,000	548,059
3.10%, 1/17/2023	380,000	383,325
3.20%, 9/17/2029	720,000	683,042
3.36%, 7/12/2027	139,000	140,583
3.45%, 1/11/2027 (b)	401,000	410,199
3.54%, 1/17/2028	224,000	229,728
3.75%, 7/19/2023	155,000	160,980
3.78%, 3/9/2026	624,000	659,749
3.94%, 7/19/2028	174,000	184,431
SunTrust Banks, Inc.:
2.70%, 1/27/2022	243,000	243,967
4.00%, 5/1/2025	225,000	241,238
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	273,000	267,704
Series BKNT, 3.90%, 11/20/2023	480,000	499,944
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	406,000	388,960
Series BKNT, 3.65%, 5/24/2021	100,000	98,804
Synovus Financial Corp. 3.13%, 11/1/2022	215,000	215,112
Toronto-Dominion Bank:
1.80%, 7/13/2021	195,000	195,915
Series GMTN, 3.25%, 3/11/2024	250,000	263,015
Series MTN, 1.90%, 12/1/2022	350,000	349,251
Series MTN, 2.13%, 4/7/2021	422,000	422,021
Truist Bank:
Series BKNT, 1.50%, 3/10/2025 (b)	250,000	243,320
Security Description	Principal Amount	Value
Series BKNT, 2.15%, 12/6/2024	$250,000	$247,465
Series BKNT, 2.45%, 8/1/2022	235,000	235,877
Series BKNT, 2.75%, 5/1/2023	255,000	259,146
Series BKNT, 2.80%, 5/17/2022 (b)	250,000	253,350
Series BKNT, 3.00%, 2/2/2023	415,000	422,943
Series BKNT, 3.30%, 5/15/2026	206,000	211,939
Series BKNT, 3.63%, 9/16/2025	268,000	281,933
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	100,000	102,858
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (d)	513,000	486,570
Series BNKT, 3.20%, 4/1/2024	106,000	109,919
US Bancorp:
2.40%, 7/30/2024	270,000	270,351
3.38%, 2/5/2024	279,000	291,070
Series DMTN, 3.00%, 7/30/2029	193,000	193,724
Series MTN, 2.95%, 7/15/2022	213,000	215,503
Series MTN, 3.10%, 4/27/2026	243,000	246,640
Series MTN, 3.70%, 1/30/2024	231,000	243,301
Series MTN, 4.13%, 5/24/2021	838,000	858,053
Series V, 2.63%, 1/24/2022	221,000	225,168
Series X, 3.15%, 4/27/2027	278,000	285,367
US Bank NA:
Series BKNT, 1.80%, 1/21/2022	400,000	399,392
Series BKNT, 2.05%, 1/21/2025	650,000	644,728
Series BKNT, 2.65%, 5/23/2022	910,000	921,912
Series BKNT, 2.85%, 1/23/2023	269,000	274,899
Series BKNT, 3.40%, 7/24/2023	250,000	259,640
Wachovia Corp. 7.57%, 8/1/2026 (b) (e)	424,000	537,666
Webster Financial Corp. 4.10%, 3/25/2029 (b)	325,000	370,815
Wells Fargo & Co.:
2.10%, 7/26/2021	696,000	692,179
2.50%, 3/4/2021	922,000	925,273
3.00%, 4/22/2026	702,000	723,144
3.00%, 10/23/2026	809,000	842,646

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.07%, 1/24/2023	$786,000	$795,998
3.90%, 5/1/2045 (b)	500,000	558,150
4.48%, 1/16/2024	472,000	505,701
5.38%, 11/2/2043	706,000	831,972
5.61%, 1/15/2044	660,000	789,367
5.95%, 12/1/2086	405,000	508,277
Series GMTN, 4.30%, 7/22/2027	276,000	291,691
Series GMTN, 4.90%, 11/17/2045	528,000	600,706
Series M, 3.45%, 2/13/2023	194,000	198,833
Series MTN, 3.00%, 2/19/2025	385,000	397,632
Series MTN, 3.30%, 9/9/2024 (b)	779,000	817,553
Series MTN, 3.50%, 3/8/2022	772,000	787,023
Series MTN, 4.10%, 6/3/2026	1,328,000	1,399,168
Series MTN, 4.40%, 6/14/2046	250,000	268,785
Series MTN, 4.60%, 4/1/2021	395,000	403,623
Series MTN, 4.65%, 11/4/2044	500,000	550,010
Series MTN, 4.75%, 12/7/2046	375,000	420,562
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	810,000	787,798
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	956,000	937,779
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (d)	625,000	595,937
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (d)	670,000	663,434
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	763,000	785,188
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	405,000	422,010
Wells Fargo Bank NA:
5.95%, 8/26/2036	250,000	327,395
Series BKNT, 3.55%, 8/14/2023	597,000	624,755
Series BKNT, 3.63%, 10/22/2021	192,000	197,172
Series BKNT, 5.85%, 2/1/2037	166,000	220,614
Series BKNT, 6.60%, 1/15/2038	500,000	687,535
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (d)	196,000	196,114
Security Description	Principal Amount	Value
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	$321,000	$318,910
Westpac Banking Corp.:
2.00%, 1/13/2023	400,000	396,228
2.35%, 2/19/2025	770,000	776,383
2.65%, 1/16/2030	175,000	173,184
2.70%, 8/19/2026	419,000	432,433
2.75%, 1/11/2023	838,000	850,872
2.80%, 1/11/2022	544,000	549,707
3.30%, 2/26/2024	367,000	381,878
3.35%, 3/8/2027	267,000	277,018
3.65%, 5/15/2023 (b)	180,000	186,982
5 year CMT + 2.00%, 4.11%, 7/24/2034 (d)	305,000	293,059
Wintrust Financial Corp. 4.85%, 6/6/2029	240,000	271,308
Zions Bancorp NA:
3.25%, 10/29/2029	262,000	221,718
3.50%, 8/27/2021	305,000	304,936
Series BKNT, 3.35%, 3/4/2022	266,000	260,978
		259,530,881
BEVERAGES — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	653,000	681,758
4.90%, 2/1/2046	1,460,000	1,590,130
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026	258,000	268,521
4.90%, 2/1/2046	312,000	321,291
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	680,000	630,428
4.00%, 4/13/2028	918,000	972,768
4.15%, 1/23/2025	1,648,000	1,773,594
4.38%, 4/15/2038	176,000	181,234
4.44%, 10/6/2048	899,000	926,267
4.60%, 4/15/2048	329,000	347,595
4.75%, 1/23/2029	997,000	1,102,144
4.95%, 1/15/2042	685,000	755,336
5.45%, 1/23/2039	173,000	198,896
5.55%, 1/23/2049	1,841,000	2,160,929
5.80%, 1/23/2059	420,000	516,961
8.20%, 1/15/2039	320,000	463,443
Brown-Forman Corp.:
3.50%, 4/15/2025	60,000	61,950
4.00%, 4/15/2038	55,000	56,786
4.50%, 7/15/2045	40,000	44,752
Coca-Cola Co.:
1.75%, 9/6/2024	330,000	337,976
2.13%, 9/6/2029 (b)	288,000	287,948
2.20%, 5/25/2022	95,000	96,626

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 9/1/2026	$200,000	$206,836
2.55%, 6/1/2026	200,000	208,648
2.88%, 10/27/2025 (b)	86,000	91,944
2.90%, 5/25/2027 (b)	167,000	176,374
3.20%, 11/1/2023 (b)	298,000	322,046
3.30%, 9/1/2021	260,000	266,209
3.45%, 3/25/2030	700,000	796,782
4.20%, 3/25/2050	700,000	919,156
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	650,000	636,877
5.25%, 11/26/2043	375,000	435,094
Constellation Brands, Inc.:
2.70%, 5/9/2022	161,000	157,361
3.15%, 8/1/2029	501,000	466,682
3.60%, 2/15/2028	342,000	332,940
3.75%, 5/1/2021	30,000	30,029
4.25%, 5/1/2023	197,000	203,442
4.50%, 5/9/2047	436,000	407,006
4.65%, 11/15/2028	250,000	255,828
4.75%, 11/15/2024	258,000	268,374
5.25%, 11/15/2048	40,000	41,228
Diageo Capital PLC:
2.63%, 4/29/2023	283,000	289,772
3.50%, 9/18/2023	33,000	34,070
3.88%, 5/18/2028	255,000	270,512
3.88%, 4/29/2043 (b)	141,000	145,270
Diageo Captial PLC:
2.13%, 10/24/2024 (b)	200,000	196,074
2.38%, 10/24/2029	206,000	198,625
Diageo Investment Corp.:
4.25%, 5/11/2042 (b)	178,000	192,204
7.45%, 4/15/2035	180,000	264,436
Fomento Economico Mexicano SAB de CV:
2.88%, 5/10/2023 (b)	636,000	637,984
3.50%, 1/16/2050	550,000	514,267
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	272,000	261,936
3.43%, 6/15/2027	82,000	82,817
4.06%, 5/25/2023	452,000	473,258
4.42%, 5/25/2025	189,000	201,372
4.42%, 12/15/2046	150,000	151,692
4.50%, 11/15/2045	125,000	132,419
4.60%, 5/25/2028	453,000	495,822
4.99%, 5/25/2038	231,000	259,847
5.09%, 5/25/2048 (b)	263,000	327,261
Molson Coors Brewing Co.:
2.10%, 7/15/2021	222,000	218,026
3.00%, 7/15/2026	396,000	374,561
4.20%, 7/15/2046	343,000	309,626
5.00%, 5/1/2042	429,000	416,465
PepsiCo, Inc.:
1.70%, 10/6/2021	345,000	347,036
2.00%, 4/15/2021	711,000	711,512
2.75%, 3/5/2022	224,000	229,230
Security Description	Principal Amount	Value
2.75%, 3/1/2023 (b)	$238,000	$248,003
2.75%, 4/30/2025	349,000	372,603
2.75%, 3/19/2030	700,000	750,253
2.88%, 10/15/2049	172,000	177,743
3.00%, 10/15/2027	328,000	349,067
3.10%, 7/17/2022	445,000	463,792
3.45%, 10/6/2046	1,055,000	1,188,141
3.60%, 3/1/2024	493,000	526,879
3.60%, 8/13/2042	270,000	301,439
3.63%, 3/19/2050	700,000	841,624
4.00%, 3/5/2042	500,000	600,465
4.45%, 4/14/2046	312,000	408,002
4.60%, 7/17/2045	160,000	200,197
		34,164,491
BIOTECHNOLOGY — 0.3%
Amgen, Inc.:
1.90%, 2/21/2025	135,000	133,542
2.20%, 2/21/2027	145,000	143,177
2.25%, 8/19/2023 (b)	270,000	274,560
2.45%, 2/21/2030	200,000	198,184
2.60%, 8/19/2026	179,000	186,124
2.65%, 5/11/2022	369,000	372,989
3.13%, 5/1/2025	214,000	221,886
3.15%, 2/21/2040	200,000	199,798
3.38%, 2/21/2050	200,000	207,714
3.63%, 5/15/2022	722,000	755,226
3.63%, 5/22/2024	240,000	252,655
3.88%, 11/15/2021	330,686	336,493
4.40%, 5/1/2045	388,000	458,965
4.56%, 6/15/2048	270,000	330,377
4.66%, 6/15/2051	715,000	897,175
4.95%, 10/1/2041	213,000	248,829
5.65%, 6/15/2042	300,000	392,223
5.75%, 3/15/2040	55,000	71,582
6.40%, 2/1/2039	525,000	729,026
Baxalta, Inc.:
4.00%, 6/23/2025	300,000	314,949
5.25%, 6/23/2045	212,000	259,656
Biogen, Inc.:
4.05%, 9/15/2025	625,000	660,756
5.20%, 9/15/2045	383,000	503,304
Gilead Sciences, Inc.:
3.50%, 2/1/2025	628,000	672,086
3.65%, 3/1/2026	903,000	974,951
3.70%, 4/1/2024	550,000	583,556
4.40%, 12/1/2021	280,000	291,458
4.50%, 4/1/2021	611,000	622,566
4.50%, 2/1/2045	627,000	776,677
4.60%, 9/1/2035	180,000	227,144
4.75%, 3/1/2046	578,000	753,648
4.80%, 4/1/2044	745,000	953,287
		14,004,563

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
1.92%, 2/15/2023 (c)	$30,000	$29,522
2.24%, 2/15/2025 (c)	665,000	646,034
2.49%, 2/15/2027 (c)	165,000	157,149
2.72%, 2/15/2030 (c)	235,000	216,306
3.38%, 4/5/2040 (c)	85,000	75,098
3.58%, 4/5/2050 (c)	240,000	208,186
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	350,000	358,886
Johnson Controls International PLC:
3.90%, 2/14/2026	99,000	111,177
4.50%, 2/15/2047	244,000	260,548
4.63%, 7/2/2044	340,000	353,767
5.13%, 9/14/2045	21,000	25,465
Lennox International, Inc. 3.00%, 11/15/2023	25,000	25,695
Martin Marietta Materials, Inc.:
3.50%, 12/15/2027	238,000	232,007
4.25%, 7/2/2024	130,000	144,736
Series CB, 2.50%, 3/15/2030	100,000	90,771
Masco Corp.:
3.50%, 11/15/2027	30,000	27,920
4.38%, 4/1/2026	210,000	201,547
4.50%, 5/15/2047	150,000	131,331
5.95%, 3/15/2022	120,000	122,041
Owens Corning:
3.40%, 8/15/2026	86,000	82,160
3.95%, 8/15/2029	179,000	173,503
4.40%, 1/30/2048	350,000	302,281
Vulcan Materials Co.:
3.90%, 4/1/2027	64,000	64,223
4.50%, 4/1/2025 (b)	235,000	246,593
4.50%, 6/15/2047	300,000	300,387
4.70%, 3/1/2048	100,000	103,563
		4,690,896
CHEMICALS — 0.3%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	100,000	105,184
3.35%, 7/31/2024	156,000	161,827
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (c)	125,000	114,180
Braskem Finance, Ltd. 6.45%, 2/3/2024 (b)	443,000	428,899
Cabot Corp.:
3.70%, 7/15/2022	100,000	100,975
4.00%, 7/1/2029	100,000	100,310
Celanese US Holdings LLC:
3.50%, 5/8/2024	76,000	72,106
4.63%, 11/15/2022	106,000	103,249
Dow Chemical Co.:
4.38%, 11/15/2042	160,000	159,330
Security Description	Principal Amount	Value
4.63%, 10/1/2044 (b)	$240,000	$233,150
4.80%, 11/30/2028	81,000	86,255
4.80%, 5/15/2049	500,000	515,450
5.25%, 11/15/2041	400,000	423,300
7.38%, 11/1/2029	300,000	377,949
9.40%, 5/15/2039	84,000	126,222
DowDuPont, Inc.:
4.21%, 11/15/2023	380,000	400,174
4.49%, 11/15/2025	367,000	389,192
4.73%, 11/15/2028 (b)	533,000	585,223
5.32%, 11/15/2038	376,000	421,609
5.42%, 11/15/2048	500,000	577,725
Eastman Chemical Co.:
3.50%, 12/1/2021	133,000	134,807
3.60%, 8/15/2022	236,000	248,921
4.65%, 10/15/2044	327,000	352,274
4.80%, 9/1/2042	102,000	107,374
Ecolab, Inc.:
2.38%, 8/10/2022	163,000	162,824
2.70%, 11/1/2026	178,000	181,921
3.25%, 12/1/2027 (b)	170,000	168,247
4.35%, 12/8/2021	164,000	168,518
5.50%, 12/8/2041	128,000	151,300
FMC Corp.:
3.20%, 10/1/2026	170,000	170,816
3.45%, 10/1/2029	150,000	152,270
4.50%, 10/1/2049	150,000	156,399
Huntsman International LLC 4.50%, 5/1/2029 (b)	125,000	106,713
International Flavors & Fragrances, Inc. 4.38%, 6/1/2047	505,000	492,506
LYB International Finance B.V.:
4.00%, 7/15/2023	738,000	741,535
4.88%, 3/15/2044 (b)	125,000	134,113
LYB International Finance III LLC 4.20%, 10/15/2049 (b)	250,000	239,965
LyondellBasell Industries NV:
4.63%, 2/26/2055	198,000	197,180
5.75%, 4/15/2024	206,000	224,748
Methanex Corp. 5.65%, 12/1/2044	100,000	59,949
Mosaic Co.:
3.25%, 11/15/2022	228,000	238,335
3.75%, 11/15/2021	112,000	115,304
4.05%, 11/15/2027 (b)	113,000	96,884
4.25%, 11/15/2023	237,000	224,124
4.88%, 11/15/2041	250,000	202,807
5.63%, 11/15/2043	110,000	98,409
Nutrien, Ltd.:
3.00%, 4/1/2025	110,000	108,830
3.15%, 10/1/2022	295,000	300,248
3.63%, 3/15/2024	140,000	140,871
4.00%, 12/15/2026	73,000	74,917
4.13%, 3/15/2035	160,000	162,989

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 6/1/2043	$250,000	$280,390
5.00%, 4/1/2049	200,000	237,688
5.63%, 12/1/2040	200,000	226,900
5.88%, 12/1/2036	260,000	304,684
6.13%, 1/15/2041	93,000	114,715
PPG Industries, Inc.:
2.40%, 8/15/2024 (b)	200,000	198,532
2.80%, 8/15/2029	240,000	238,248
3.20%, 3/15/2023	100,000	102,835
Praxair, Inc.:
3.20%, 1/30/2026	258,000	272,355
3.55%, 11/7/2042	300,000	290,970
Rohm & Haas Co. 7.85%, 7/15/2029 (b)	244,000	308,680
RPM International, Inc. 3.75%, 3/15/2027	383,000	363,356
Sasol Financing International, Ltd. 4.50%, 11/14/2022	581,000	261,450
SASOL Financing USA LLC:
5.88%, 3/27/2024	408,000	172,927
6.50%, 9/27/2028	476,000	199,920
Sherwin-Williams Co.:
2.30%, 5/15/2030	120,000	113,171
2.95%, 8/15/2029	406,000	398,761
3.30%, 5/15/2050	200,000	189,136
3.45%, 8/1/2025	75,000	75,507
3.80%, 8/15/2049 (b)	400,000	396,240
4.00%, 12/15/2042	108,000	109,108
Syngenta Finance NV 3.13%, 3/28/2022	634,000	573,611
Westlake Chemical Corp.:
3.60%, 8/15/2026	161,000	146,285
4.38%, 11/15/2047	300,000	238,698
		17,412,574
COMMERCIAL SERVICES — 0.3%
American University Series 2019, 3.67%, 4/1/2049	190,000	205,164
Automatic Data Processing, Inc. 3.38%, 9/15/2025	114,000	123,135
Block Financial LLC:
5.25%, 10/1/2025	200,000	199,584
5.50%, 11/1/2022	100,000	100,668
California Institute of Technology 3.65%, 9/1/2119	105,000	107,605
Cintas Corp. No. 2:
2.90%, 4/1/2022	57,000	56,968
3.25%, 6/1/2022	395,000	403,619
3.70%, 4/1/2027	85,000	87,235
Equifax, Inc.:
2.30%, 6/1/2021	242,000	242,065
3.95%, 6/15/2023	100,000	103,713
George Washington University:
Security Description	Principal Amount	Value
Series 2014, 4.30%, 9/15/2044	$60,000	$63,994
Series 2018, 4.13%, 9/15/2048	110,000	119,787
Georgetown University:
Series A, 5.22%, 10/1/2118	100,000	151,181
Series B, 4.32%, 4/1/2049	100,000	107,722
Global Payments, Inc.:
2.65%, 2/15/2025	250,000	244,697
3.20%, 8/15/2029	263,000	252,722
4.00%, 6/1/2023	300,000	306,012
4.15%, 8/15/2049	200,000	191,064
IHS Markit, Ltd.:
3.63%, 5/1/2024	285,000	282,415
4.13%, 8/1/2023	189,000	195,530
4.75%, 8/1/2028	284,000	297,004
Johns Hopkins University Series 2013, 4.08%, 7/1/2053	250,000	283,817
Massachusetts Institute of Technology:
3.89%, 7/1/2116	209,000	240,009
4.68%, 7/1/2114	80,000	108,634
5.60%, 7/1/2111	384,000	575,236
Series F, 2.99%, 7/1/2050	350,000	365,036
Moody's Corp.:
2.63%, 1/15/2023	142,000	141,791
2.75%, 12/15/2021	150,000	148,882
3.25%, 1/15/2028 (b)	283,000	291,450
4.25%, 2/1/2029	375,000	410,002
4.50%, 9/1/2022	506,000	531,528
4.88%, 2/15/2024	123,000	129,370
4.88%, 12/17/2048	100,000	110,688
Northwestern University Series 2017, 3.66%, 12/1/2057	225,000	237,373
PayPal Holdings, Inc.:
2.20%, 9/26/2022	280,000	277,049
2.40%, 10/1/2024	154,000	153,188
2.65%, 10/1/2026	149,000	145,749
2.85%, 10/1/2029	260,000	257,681
President and Fellows of Harvard College:
3.15%, 7/15/2046	175,000	185,451
3.30%, 7/15/2056	200,000	215,468
Princeton University 5.70%, 3/1/2039	120,000	164,572
RELX Capital, Inc. 3.50%, 3/16/2023	235,000	245,046
S&P Global, Inc.:
2.50%, 12/1/2029	110,000	107,483
3.25%, 12/1/2049	125,000	125,554
4.00%, 6/15/2025	211,000	221,276
4.40%, 2/15/2026	445,000	493,198
4.50%, 5/15/2048	271,000	344,837
Total System Services, Inc. 4.45%, 6/1/2028	513,000	539,502

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Trustees of Boston College 3.13%, 7/1/2052	$160,000	$190,477
Trustees of Boston University Series CC, 4.06%, 10/1/2048	225,000	304,567
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	100,000	96,847
University of Chicago Series 20B, 2.76%, 4/1/2045	30,000	28,488
University of Notre Dame du Lac Series 2017, 3.39%, 2/15/2048	467,000	511,178
University of Southern California:
2.81%, 10/1/2050	200,000	197,556
3.03%, 10/1/2039	100,000	102,976
Series 2017, 3.84%, 10/1/2047	55,000	62,190
Series A, 3.23%, 10/1/2120	145,000	129,652
Verisk Analytics, Inc. 4.13%, 3/15/2029	328,000	345,062
William Marsh Rice University 3.77%, 5/15/2055	85,000	93,523
		12,954,270
COMPUTERS — 0.7%
Apple, Inc.:
1.55%, 8/4/2021	319,000	320,758
1.70%, 9/11/2022	170,000	172,603
1.80%, 9/11/2024 (b)	200,000	203,604
2.05%, 9/11/2026	360,000	369,230
2.10%, 9/12/2022	293,000	300,606
2.15%, 2/9/2022 (b)	949,000	970,789
2.20%, 9/11/2029 (b)	266,000	272,506
2.30%, 5/11/2022	397,000	406,897
2.40%, 1/13/2023	682,000	702,965
2.40%, 5/3/2023	472,000	491,314
2.45%, 8/4/2026	384,000	401,979
2.50%, 2/9/2022	173,000	177,316
2.50%, 2/9/2025	338,000	354,406
2.70%, 5/13/2022	382,000	394,679
2.75%, 1/13/2025	606,000	638,415
2.85%, 5/6/2021	373,000	379,371
2.85%, 2/23/2023	314,000	328,450
2.85%, 5/11/2024	514,000	541,201
2.95%, 9/11/2049	235,000	248,341
3.00%, 2/9/2024	614,000	649,127
3.00%, 6/20/2027	769,000	825,545
3.00%, 11/13/2027	1,000,000	1,074,310
3.20%, 5/13/2025	444,000	479,942
3.20%, 5/11/2027	30,000	32,468
3.35%, 2/9/2027	731,000	797,916
3.45%, 5/6/2024	166,000	179,690
3.75%, 9/12/2047	721,000	848,141
3.75%, 11/13/2047	255,000	303,965
3.85%, 5/4/2043	785,000	931,355
Security Description	Principal Amount	Value
3.85%, 8/4/2046	$483,000	$586,159
4.25%, 2/9/2047	560,000	726,337
4.38%, 5/13/2045	525,000	673,738
4.50%, 2/23/2036 (b)	726,000	899,695
4.65%, 2/23/2046	299,000	395,105
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (c)	182,000	183,978
4.42%, 6/15/2021 (c)	1,362,000	1,361,047
4.90%, 10/1/2026 (c)	403,000	395,867
5.30%, 10/1/2029 (b) (c)	386,000	380,909
5.45%, 6/15/2023 (c)	162,000	166,510
6.02%, 6/15/2026 (c)	400,000	413,868
8.10%, 7/15/2036 (c)	425,000	485,834
8.35%, 7/15/2046 (c)	935,000	1,094,904
DXC Technology Co. 4.75%, 4/15/2027 (b)	741,000	729,448
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	492,000	494,076
3.70%, 4/1/2022	219,000	222,927
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	384,000	374,711
4.40%, 10/15/2022	242,000	248,394
6.20%, 10/15/2035	115,000	131,199
6.35%, 10/15/2045	576,000	688,729
HP, Inc.:
4.05%, 9/15/2022	282,000	303,023
4.30%, 6/1/2021	179,000	186,307
4.65%, 12/9/2021	115,000	117,308
IBM Credit LLC:
2.20%, 9/8/2022	100,000	101,243
3.00%, 2/6/2023	527,000	544,117
3.60%, 11/30/2021	37,000	38,173
International Business Machines Corp.:
2.85%, 5/13/2022	648,000	664,602
2.88%, 11/9/2022	1,116,000	1,154,044
3.00%, 5/15/2024	597,000	631,733
3.30%, 5/15/2026	380,000	406,653
3.45%, 2/19/2026	207,000	221,028
3.63%, 2/12/2024	999,000	1,063,605
4.00%, 6/20/2042	283,000	320,752
4.15%, 5/15/2039	600,000	678,462
4.25%, 5/15/2049 (b)	693,000	813,360
7.13%, 12/1/2096 (b)	400,000	698,800
NetApp, Inc.:
3.30%, 9/29/2024	300,000	295,076
3.38%, 6/15/2021	60,000	60,210
Seagate HDD Cayman:
4.25%, 3/1/2022 (b)	65,000	65,071
4.75%, 1/1/2025 (b)	159,000	156,882
4.88%, 3/1/2024	141,000	140,841
4.88%, 6/1/2027 (b)	226,000	222,635
5.75%, 12/1/2034	243,000	223,813
		33,559,062

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	$128,000	$129,911
Series MTN, 2.30%, 5/3/2022	205,000	208,610
Series MTN, 3.25%, 3/15/2024 (b)	230,000	242,915
Series MTN, 3.70%, 8/1/2047 (b)	235,000	270,036
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	28,000	27,992
2.00%, 12/1/2024	85,000	84,182
2.38%, 12/1/2029	135,000	130,854
3.13%, 12/1/2049	125,000	120,991
3.15%, 3/15/2027	163,000	167,202
4.15%, 3/15/2047	115,000	128,208
Procter & Gamble Co.:
1.70%, 11/3/2021	217,000	219,107
2.15%, 8/11/2022	305,000	313,915
2.30%, 2/6/2022	421,000	431,753
2.45%, 11/3/2026	173,000	182,314
2.70%, 2/2/2026 (b)	63,000	66,609
3.00%, 3/25/2030	2,000,000	2,242,040
3.10%, 8/15/2023	200,000	211,676
3.50%, 10/25/2047	122,000	142,327
5.50%, 2/1/2034	200,000	265,518
Unilever Capital Corp.:
2.00%, 7/28/2026	163,000	162,555
2.60%, 5/5/2024 (b)	169,000	172,924
2.75%, 3/22/2021	200,000	202,400
2.90%, 5/5/2027	151,000	158,094
3.00%, 3/7/2022	158,000	162,370
3.38%, 3/22/2025	100,000	106,513
3.50%, 3/22/2028	300,000	323,604
5.90%, 11/15/2032	653,000	879,689
		7,754,309
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
3.75%, 5/15/2046	200,000	194,756
4.20%, 5/15/2047	250,000	270,742
4.60%, 6/15/2045	227,000	259,511
		725,009
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	222,000	184,413
3.50%, 1/15/2025	237,000	197,826
3.65%, 7/21/2027 (b)	46,000	35,376
3.88%, 1/23/2028	203,000	159,040
3.95%, 2/1/2022	544,000	491,265
4.45%, 12/16/2021	292,000	265,974
Security Description	Principal Amount	Value
4.45%, 10/1/2025	$117,000	$101,249
4.45%, 4/3/2026	210,000	170,297
4.50%, 5/15/2021	485,000	445,366
4.88%, 1/16/2024	358,000	307,511
5.00%, 10/1/2021	310,000	283,817
Affiliated Managers Group, Inc. 3.50%, 8/1/2025 (b)	100,000	103,600
Air Lease Corp.:
2.25%, 1/15/2023	122,000	102,762
2.63%, 7/1/2022	256,000	226,278
2.75%, 1/15/2023	100,000	86,249
3.00%, 9/15/2023	273,000	231,231
3.25%, 3/1/2025	288,000	229,248
3.25%, 10/1/2029	150,000	119,684
3.38%, 6/1/2021	307,000	276,450
3.50%, 1/15/2022	209,000	188,165
3.75%, 2/1/2022	225,000	205,828
3.88%, 4/1/2021	175,000	164,742
3.88%, 7/3/2023	14,000	11,784
Series GMTN, 3.75%, 6/1/2026	275,000	237,185
Series MTN, 2.30%, 2/1/2025	450,000	356,575
Series MTN, 3.00%, 2/1/2030 (b)	300,000	231,981
Series MTN, 4.25%, 2/1/2024	20,000	17,197
Aircastle, Ltd.:
4.13%, 5/1/2024	85,000	73,023
4.25%, 6/15/2026	190,000	160,181
5.00%, 4/1/2023	264,000	248,390
5.13%, 3/15/2021	85,000	84,387
5.50%, 2/15/2022	270,000	246,183
Ally Financial, Inc.:
3.88%, 5/21/2024	250,000	236,005
4.13%, 2/13/2022	17,000	16,769
4.25%, 4/15/2021	200,000	198,250
5.13%, 9/30/2024	475,000	467,025
8.00%, 11/1/2031	450,000	469,593
American Express Co.:
2.50%, 8/1/2022	684,000	688,439
2.50%, 7/30/2024	338,000	341,285
2.75%, 5/20/2022	252,000	255,830
3.00%, 10/30/2024 (b)	238,000	246,925
3.13%, 5/20/2026	395,000	410,302
3.38%, 5/17/2021	293,000	296,434
3.40%, 2/22/2024	466,000	483,014
3.63%, 12/5/2024	300,000	310,824
3.70%, 11/5/2021	219,000	224,101
3.70%, 8/3/2023	327,000	341,895
4.20%, 11/6/2025	253,000	285,161
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	361,000	361,971
Series MTN, 2.70%, 3/3/2022 (b)	130,000	131,191
Series MTN, 3.30%, 5/3/2027	389,000	402,187
Ameriprise Financial, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 9/15/2026 (b)	$90,000	$88,249
3.00%, 3/22/2022	115,000	116,406
BGC Partners, Inc.:
3.75%, 10/1/2024	50,000	44,739
5.38%, 7/24/2023	291,000	287,729
BlackRock, Inc.:
2.40%, 4/30/2030	330,000	328,469
3.20%, 3/15/2027 (b)	258,000	274,507
3.25%, 4/30/2029	163,000	172,188
Brookfield Finance, Inc.:
3.90%, 1/25/2028	299,000	308,676
4.25%, 6/2/2026	285,000	295,918
4.70%, 9/20/2047	215,000	206,544
4.85%, 3/29/2029	175,000	185,778
Capital One Bank USA NA:
3.38%, 2/15/2023	746,000	724,269
SOFR + 0.62%, 2.01%, 1/27/2023 (d)	250,000	244,297
SOFR + 0.91%, 2.28%, 1/28/2026 (b) (d)	400,000	360,212
Capital One Financial Corp.:
3.20%, 1/30/2023	268,000	265,743
3.20%, 2/5/2025	5,000	5,015
3.30%, 10/30/2024	920,000	911,039
3.75%, 7/28/2026	12,000	11,407
3.75%, 3/9/2027	443,000	433,657
3.80%, 1/31/2028 (b)	867,000	851,316
3.90%, 1/29/2024	502,000	506,784
4.20%, 10/29/2025	451,000	446,549
4.75%, 7/15/2021	242,000	247,610
Charles Schwab Corp.:
2.65%, 1/25/2023	554,000	562,953
3.00%, 3/10/2025 (b)	118,000	120,020
3.20%, 3/2/2027 (b)	201,000	202,405
3.20%, 1/25/2028	256,000	258,342
3.25%, 5/22/2029	120,000	118,717
3.45%, 2/13/2026	223,000	226,365
3.55%, 2/1/2024	119,000	125,253
CME Group, Inc.:
3.00%, 3/15/2025 (b)	216,000	219,728
3.75%, 6/15/2028	275,000	307,450
4.15%, 6/15/2048 (b)	235,000	298,401
Credit Suisse USA, Inc. 7.13%, 7/15/2032	300,000	425,757
Discover Financial Services:
3.75%, 3/4/2025	152,000	149,156
4.10%, 2/9/2027	300,000	294,894
4.50%, 1/30/2026	253,000	257,645
E*TRADE Financial Corp.:
2.95%, 8/24/2022	258,000	249,262
4.50%, 6/20/2028	200,000	206,626
Eaton Vance Corp. 3.50%, 4/6/2027	180,000	182,608
Franklin Resources, Inc. 2.85%, 3/30/2025	550,000	550,011
Security Description	Principal Amount	Value
GE Capital International Funding Co. 4.42%, 11/15/2035	$2,301,000	$2,455,857
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	435,000	433,221
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	150,000	151,467
3.10%, 9/15/2027	276,000	282,376
3.45%, 9/21/2023	165,000	173,456
3.75%, 12/1/2025	153,000	161,098
3.75%, 9/21/2028	146,000	153,320
4.00%, 10/15/2023	254,000	273,360
4.25%, 9/21/2048	260,000	293,517
International Lease Finance Corp.:
4.63%, 4/15/2021	130,000	123,743
8.63%, 1/15/2022	217,000	216,562
Invesco Finance PLC:
3.13%, 11/30/2022	200,000	199,592
3.75%, 1/15/2026	150,000	158,334
4.00%, 1/30/2024	248,000	255,876
Janus Capital Group, Inc. 4.88%, 8/1/2025 (b)	230,000	222,684
Jefferies Financial Group, Inc. 5.50%, 10/18/2023 (b)	369,000	373,162
Jefferies Group LLC:
5.13%, 1/20/2023 (b)	136,000	138,387
6.45%, 6/8/2027	241,000	244,769
6.50%, 1/20/2043	105,000	94,754
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	265,000	250,868
4.85%, 1/15/2027	179,000	177,033
Lazard Group LLC 3.75%, 2/13/2025 (b)	341,000	325,389
Legg Mason, Inc. 4.75%, 3/15/2026	110,000	110,018
Mastercard, Inc.:
2.00%, 3/3/2025	300,000	307,050
2.95%, 11/21/2026 (b)	135,000	144,700
2.95%, 6/1/2029	231,000	245,470
3.38%, 4/1/2024	251,000	267,503
3.50%, 2/26/2028	30,000	32,653
3.65%, 6/1/2049	320,000	362,982
3.80%, 11/21/2046	130,000	152,159
Nasdaq, Inc.:
3.85%, 6/30/2026 (b)	108,000	109,715
4.25%, 6/1/2024	100,000	102,781
Nomura Holdings, Inc.:
2.65%, 1/16/2025	205,000	200,449
3.10%, 1/16/2030	400,000	376,660
ORIX Corp.:
2.90%, 7/18/2022	71,000	71,398
3.25%, 12/4/2024	200,000	198,944
3.70%, 7/18/2027 (b)	63,000	65,429

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.05%, 1/16/2024	$210,000	$219,572
Owl Rock Capital Corp. 3.75%, 7/22/2025	200,000	160,510
Private Export Funding Corp. Series GG, 2.45%, 7/15/2024	200,000	211,632
Raymond James Financial, Inc.:
3.63%, 9/15/2026	145,000	146,527
4.95%, 7/15/2046	165,000	189,806
Stifel Financial Corp. 4.25%, 7/18/2024	187,000	192,831
Synchrony Financial:
2.85%, 7/25/2022	218,000	207,035
3.70%, 8/4/2026	314,000	275,604
3.75%, 8/15/2021	477,000	475,760
4.25%, 8/15/2024	93,000	90,297
4.38%, 3/19/2024	191,000	188,007
4.50%, 7/23/2025	231,000	225,761
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (b)	266,000	252,759
2.95%, 4/1/2022	239,000	238,405
3.30%, 4/1/2027	327,000	330,672
Visa, Inc.:
2.75%, 9/15/2027	746,000	785,098
2.80%, 12/14/2022 (b)	217,000	226,034
3.15%, 12/14/2025	588,000	640,373
4.15%, 12/14/2035	456,000	570,205
4.30%, 12/14/2045	572,000	715,515
Western Union Co.:
2.85%, 1/10/2025	100,000	99,489
3.60%, 3/15/2022	150,000	152,061
6.20%, 11/17/2036	105,000	103,111
		41,086,952
ELECTRIC — 1.8%
AEP Texas, Inc.:
2.40%, 10/1/2022	72,000	69,860
Series H, 3.45%, 1/15/2050	300,000	270,867
AEP Transmission Co. LLC:
3.75%, 12/1/2047	235,000	239,188
3.80%, 6/15/2049	225,000	230,494
4.00%, 12/1/2046	512,000	532,526
Alabama Power Co.:
3.45%, 10/1/2049	200,000	203,690
3.85%, 12/1/2042	69,000	59,807
6.00%, 3/1/2039	219,000	288,681
Series 17A, 2.45%, 3/30/2022	847,000	856,309
Ameren Corp. 2.50%, 9/15/2024	245,000	238,179
Ameren Illinois Co.:
2.70%, 9/1/2022	800,000	777,696
3.25%, 3/15/2050	200,000	201,694
3.70%, 12/1/2047	215,000	216,851
American Electric Power Co., Inc. Series J, 4.30%, 12/1/2028	250,000	266,952
Security Description	Principal Amount	Value
Appalachian Power Co. 7.00%, 4/1/2038	$281,000	$372,089
Arizona Public Service Co.:
2.60%, 8/15/2029	200,000	192,558
2.95%, 9/15/2027 (b)	108,000	110,366
3.15%, 5/15/2025	350,000	378,570
3.50%, 12/1/2049	125,000	125,991
3.75%, 5/15/2046	115,000	121,010
4.25%, 3/1/2049	100,000	110,059
Avangrid, Inc.:
3.15%, 12/1/2024	500,000	500,070
3.80%, 6/1/2029	112,000	115,269
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	140,000	123,718
3.50%, 8/15/2046	1,000	1,004
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	235,000	231,654
3.75%, 11/15/2023	548,000	572,698
3.80%, 7/15/2048	505,000	520,266
4.50%, 2/1/2045	207,000	234,318
6.13%, 4/1/2036	451,000	596,475
Black Hills Corp.:
3.15%, 1/15/2027	50,000	48,760
4.20%, 9/15/2046	50,000	51,882
4.25%, 11/30/2023	237,000	248,099
4.35%, 5/1/2033	220,000	273,359
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	150,000	147,456
4.50%, 4/1/2044	140,000	164,262
Series AA, 3.00%, 2/1/2027	354,000	361,685
Series K2, 6.95%, 3/15/2033	271,000	411,728
Series Z, 2.40%, 9/1/2026	150,000	159,174
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	157,000	156,234
2.50%, 9/1/2024 (b)	100,000	98,151
2.95%, 3/1/2030	100,000	94,592
3.60%, 11/1/2021	65,000	64,887
3.85%, 2/1/2024	143,000	144,180
4.25%, 11/1/2028	120,000	124,841
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (c)	50,000	46,985
3.74%, 5/1/2026	245,000	243,172
CMS Energy Corp. 4.88%, 3/1/2044	385,000	434,426
Commonwealth Edison Co.:
2.55%, 6/15/2026	100,000	99,679
3.65%, 6/15/2046	70,000	74,090
3.70%, 8/15/2028	45,000	48,196
4.00%, 3/1/2048	110,000	123,730
4.70%, 1/15/2044	177,000	210,788
5.90%, 3/15/2036	214,000	258,232
Series 123, 3.75%, 8/15/2047	450,000	480,213
Series 127, 3.20%, 11/15/2049	315,000	311,475

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Connecticut Light & Power Co.:
4.00%, 4/1/2048	$98,000	$111,350
Series A, 3.20%, 3/15/2027	150,000	156,534
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	165,000	158,544
3.80%, 5/15/2028 (b)	100,000	105,807
3.85%, 6/15/2046	675,000	686,374
4.45%, 3/15/2044	310,000	342,600
4.50%, 12/1/2045	275,000	307,604
4.50%, 5/15/2058	95,000	106,460
Series 09-C, 5.50%, 12/1/2039	378,000	470,372
Series 12-A, 4.20%, 3/15/2042	100,000	108,094
Series 2017, 3.88%, 6/15/2047	140,000	142,006
Series A, 4.13%, 5/15/2049	210,000	227,932
Series B, 3.13%, 11/15/2027	358,000	361,995
Series C, 4.30%, 12/1/2056	185,000	194,550
Consolidated Edison, Inc. 2.00%, 5/15/2021	131,000	129,466
Consumers Energy Co.:
2.85%, 5/15/2022	418,000	421,561
3.10%, 8/15/2050 (b)	200,000	201,410
3.95%, 5/15/2043	100,000	112,639
4.05%, 5/15/2048	140,000	159,562
Dayton Power & Light Co. 3.95%, 6/15/2049 (c)	125,000	130,186
Delmarva Power & Light Co. 3.50%, 11/15/2023	140,000	144,862
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	100,000	127,229
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	841,000	824,197
3.90%, 10/1/2025	546,000	563,357
4.25%, 6/1/2028	325,000	339,927
7.00%, 6/15/2038	600,000	735,336
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (d)	105,000	99,030
Series A, 4.60%, 3/15/2049	365,000	370,953
Series B, 5.95%, 6/15/2035	165,000	186,227
Series D, 2.85%, 8/15/2026	200,000	200,542
Series F, 5.25%, 8/1/2033	343,000	365,744
DTE Electric Co.:
3.65%, 3/15/2024	177,000	181,568
3.70%, 6/1/2046	100,000	108,404
3.75%, 8/15/2047	100,000	101,602
3.95%, 3/1/2049	170,000	186,478
Series A, 4.05%, 5/15/2048	230,000	245,327
DTE Energy Co.:
2.95%, 3/1/2030	500,000	466,065
6.38%, 4/15/2033	729,000	915,311
Series B, 2.60%, 6/15/2022	296,000	288,825
Security Description	Principal Amount	Value
Series C, 2.53%, 10/1/2024	$683,000	$664,306
Series C, 3.40%, 6/15/2029	92,000	91,914
Series D, 3.70%, 8/1/2023	409,000	413,597
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (b)	178,000	176,143
2.45%, 2/1/2030 (b)	250,000	250,022
2.50%, 3/15/2023	70,000	70,762
2.95%, 12/1/2026	217,000	225,331
3.70%, 12/1/2047	350,000	377,328
3.75%, 6/1/2045	115,000	123,259
4.00%, 9/30/2042	131,000	147,638
4.25%, 12/15/2041	310,000	349,953
6.05%, 4/15/2038	150,000	193,650
Duke Energy Corp.:
1.80%, 9/1/2021	137,000	136,031
2.40%, 8/15/2022	255,000	253,136
3.05%, 8/15/2022	315,000	314,086
3.15%, 8/15/2027 (b)	313,000	314,183
3.40%, 6/15/2029	345,000	351,065
3.55%, 9/15/2021	67,000	67,699
3.75%, 4/15/2024	411,000	425,073
3.75%, 9/1/2046	260,000	260,060
3.95%, 10/15/2023	525,000	537,999
3.95%, 8/15/2047	225,000	226,899
4.80%, 12/15/2045	250,000	282,655
Duke Energy Florida LLC:
2.50%, 12/1/2029	294,000	289,902
3.20%, 1/15/2027	175,000	181,620
3.80%, 7/15/2028	550,000	590,474
4.20%, 7/15/2048	200,000	231,030
Duke Energy Indiana LLC:
2.75%, 4/1/2050	125,000	118,625
Series YYY, 3.25%, 10/1/2049	100,000	101,325
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	150,000	160,143
3.70%, 6/15/2046	28,000	30,391
3.80%, 9/1/2023	300,000	318,501
4.30%, 2/1/2049	65,000	75,538
Duke Energy Progress LLC:
3.25%, 8/15/2025	229,000	243,885
3.60%, 9/15/2047	354,000	360,804
4.15%, 12/1/2044	235,000	256,813
4.20%, 8/15/2045	325,000	360,155
Edison International:
2.40%, 9/15/2022	255,000	245,886
2.95%, 3/15/2023 (b)	477,000	457,119
3.13%, 11/15/2022	75,000	74,274
3.55%, 11/15/2024	160,000	159,080
Emera US Finance L.P. 3.55%, 6/15/2026	137,000	130,203
Enel Americas SA 4.00%, 10/25/2026 (b)	51,000	48,310
Enel Chile SA 4.88%, 6/12/2028	186,000	180,852

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Enel Generacion Chile SA 4.25%, 4/15/2024 (b)	$50,000	$49,695
Entergy Arkansas LLC 3.50%, 4/1/2026	257,000	271,641
Entergy Corp. 2.95%, 9/1/2026	57,000	55,672
Entergy Louisiana LLC:
3.12%, 9/1/2027	142,000	146,146
4.00%, 3/15/2033	232,000	257,107
4.20%, 4/1/2050	100,000	114,317
4.95%, 1/15/2045	157,000	170,290
Entergy Mississippi LLC:
2.85%, 6/1/2028	645,000	653,043
3.85%, 6/1/2049	165,000	173,674
Entergy Texas, Inc.:
3.55%, 9/30/2049	205,000	208,268
4.00%, 3/30/2029	200,000	217,890
4.50%, 3/30/2039	250,000	300,505
Evergy, Inc.:
2.90%, 9/15/2029	518,000	493,970
4.85%, 6/1/2021	120,000	120,299
Eversource Energy:
2.80%, 5/1/2023	116,000	116,648
3.45%, 1/15/2050	200,000	183,624
Series K, 2.75%, 3/15/2022	100,000	101,507
Series M, 3.30%, 1/15/2028	100,000	100,053
Series O, 4.25%, 4/1/2029	75,000	79,656
Exelon Corp.:
2.45%, 4/15/2021	155,000	153,686
3.50%, 6/1/2022	742,000	720,400
4.45%, 4/15/2046	313,000	311,053
5.10%, 6/15/2045	423,000	459,276
Exelon Generation Co. LLC:
3.40%, 3/15/2022	100,000	98,206
4.25%, 6/15/2022	503,000	484,112
5.60%, 6/15/2042	865,000	783,941
6.25%, 10/1/2039	140,000	140,564
FirstEnergy Corp.:
2.05%, 3/1/2025	355,000	329,855
2.65%, 3/1/2030	110,000	102,752
Series B, 3.90%, 7/15/2027	398,000	404,296
Series C, 3.40%, 3/1/2050	100,000	97,463
Series C, 4.85%, 7/15/2047	272,000	301,245
Series C, 7.38%, 11/15/2031	205,000	261,818
Florida Power & Light Co.:
3.13%, 12/1/2025	225,000	236,909
3.95%, 3/1/2048	295,000	349,233
3.99%, 3/1/2049	429,000	495,727
4.05%, 10/1/2044	545,000	615,932
5.69%, 3/1/2040	150,000	203,311
5.96%, 4/1/2039 (b)	100,000	139,497
Georgia Power Co.:
2.40%, 4/1/2021	100,000	100,280
3.25%, 3/30/2027	170,000	173,155
4.30%, 3/15/2042	100,000	108,979
Security Description	Principal Amount	Value
Series A, 2.10%, 7/30/2023	$590,000	$574,571
Series A, 2.20%, 9/15/2024 (b)	299,000	287,429
Series B, 3.70%, 1/30/2050	50,000	52,440
Gulf Power Co. Series A, 3.30%, 5/30/2027	300,000	312,267
Iberdrola International B.V. 6.75%, 7/15/2036	225,000	317,981
Indiana Michigan Power Co.:
3.85%, 5/15/2028	125,000	132,558
4.25%, 8/15/2048 (b)	36,000	38,601
Series K, 4.55%, 3/15/2046	306,000	342,971
Interstate Power & Light Co.:
3.50%, 9/30/2049	100,000	90,831
3.60%, 4/1/2029 (b)	384,000	403,169
3.70%, 9/15/2046	85,000	82,277
ITC Holdings Corp.:
2.70%, 11/15/2022	164,000	162,524
3.25%, 6/30/2026	115,000	119,365
3.35%, 11/15/2027 (b)	150,000	152,123
3.65%, 6/15/2024	25,000	25,131
Kansas City Power & Light Co.:
4.20%, 6/15/2047	115,000	129,323
4.20%, 3/15/2048	100,000	113,876
Series 2019, 4.13%, 4/1/2049	200,000	225,668
Kentucky Utilities Co. 4.38%, 10/1/2045	55,000	56,572
Louisville Gas & Electric Co. 4.25%, 4/1/2049	90,000	103,800
MidAmerican Energy Co.:
3.10%, 5/1/2027	300,000	308,520
3.50%, 10/15/2024	276,000	291,067
3.65%, 4/15/2029	190,000	205,760
4.25%, 5/1/2046	225,000	263,374
4.80%, 9/15/2043	150,000	178,038
6.75%, 12/30/2031	73,000	103,064
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	266,000	253,495
National Rural Utilities Cooperative Finance Corp.:
2.40%, 3/15/2030	115,000	108,369
2.95%, 2/7/2024	360,000	364,086
3.05%, 2/15/2022	100,000	100,070
3.70%, 3/15/2029	285,000	294,211
4.30%, 3/15/2049	265,000	278,873
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	195,000	184,940
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (d)	215,000	205,233
Series C, 8.00%, 3/1/2032	110,000	160,859
Series MTN, 1.75%, 1/21/2022	70,000	70,029

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.30%, 9/15/2022	$175,000	$176,599
Nevada Power Co.:
Series CC, 3.70%, 5/1/2029	167,000	177,063
Series DD, 2.40%, 5/1/2030	100,000	90,085
Series EE, 3.13%, 8/1/2050 (b)	65,000	59,499
Series N, 6.65%, 4/1/2036	110,000	129,251
Series R, 6.75%, 7/1/2037	15,000	19,874
NextEra Energy Capital Holdings, Inc.:
2.75%, 11/1/2029	227,000	219,495
2.80%, 1/15/2023	155,000	158,125
2.90%, 4/1/2022	155,000	156,096
3.15%, 4/1/2024	376,000	384,844
3.20%, 2/25/2022	100,000	100,903
3.25%, 4/1/2026	62,000	63,471
3.55%, 5/1/2027	297,000	303,849
4.50%, 6/1/2021	172,000	175,330
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (d)	386,000	320,724
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (d)	124,000	114,875
Northern States Power Co.:
2.15%, 8/15/2022	202,000	203,444
2.90%, 3/1/2050	290,000	280,096
6.25%, 6/1/2036 (b)	180,000	276,869
NorthWestern Corp. 4.18%, 11/15/2044	250,000	255,907
NSTAR Electric Co.:
3.20%, 5/15/2027	205,000	206,345
3.25%, 5/15/2029 (b)	379,000	391,397
4.40%, 3/1/2044	100,000	104,421
Oglethorpe Power Corp.:
5.05%, 10/1/2048	275,000	266,087
5.95%, 11/1/2039	450,000	541,827
Ohio Power Co.:
4.00%, 6/1/2049	45,000	46,194
4.15%, 4/1/2048 (b)	100,000	109,177
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	450,000	509,971
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	400,000	392,836
3.10%, 9/15/2049	200,000	198,832
3.80%, 9/30/2047	120,000	125,711
3.80%, 6/1/2049	100,000	106,047
4.10%, 11/15/2048	150,000	171,866
5.25%, 9/30/2040	200,000	251,884
5.30%, 6/1/2042	115,000	149,506
7.00%, 9/1/2022	229,000	240,645
7.00%, 5/1/2032	210,000	298,349
PacifiCorp:
2.95%, 2/1/2022	100,000	100,714
Security Description	Principal Amount	Value
3.85%, 6/15/2021	$390,000	$398,077
4.10%, 2/1/2042	55,000	58,848
4.13%, 1/15/2049	200,000	224,214
4.15%, 2/15/2050	100,000	111,568
6.00%, 1/15/2039	25,000	34,228
6.25%, 10/15/2037	422,000	540,671
6.35%, 7/15/2038	180,000	236,965
7.70%, 11/15/2031	100,000	157,626
PECO Energy Co.:
3.70%, 9/15/2047	100,000	106,771
3.90%, 3/1/2048	385,000	432,621
4.15%, 10/1/2044	100,000	112,656
PNM Resources, Inc. 3.25%, 3/9/2021	100,000	100,629
Potomac Electric Power Co. 3.60%, 3/15/2024	147,000	149,764
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	400,000	396,092
4.00%, 9/15/2047	140,000	121,351
4.20%, 6/15/2022	206,000	207,502
4.70%, 6/1/2043	80,000	80,242
5.00%, 3/15/2044	205,000	216,828
PPL Electric Utilities Corp.:
3.95%, 6/1/2047	150,000	156,509
4.13%, 6/15/2044	215,000	231,985
4.15%, 10/1/2045	100,000	108,251
6.25%, 5/15/2039	265,000	365,358
Progress Energy, Inc. 7.75%, 3/1/2031	328,000	442,262
Public Service Co. of Colorado:
3.70%, 6/15/2028	378,000	402,116
3.80%, 6/15/2047	350,000	336,847
4.05%, 9/15/2049	290,000	323,492
4.10%, 6/15/2048	85,000	97,922
Series 34, 3.20%, 3/1/2050	455,000	492,606
Public Service Co. of New Hampshire 3.60%, 7/1/2049	100,000	101,414
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	25,000	24,722
Series MTN, 2.25%, 9/15/2026	246,000	246,485
Series MTN, 2.38%, 5/15/2023	100,000	99,421
Series MTN, 2.45%, 1/15/2030	135,000	134,170
Series MTN, 3.15%, 1/1/2050	120,000	124,661
Series MTN, 3.20%, 5/15/2029	200,000	209,540
Series MTN, 3.20%, 8/1/2049	170,000	173,058
Series MTN, 3.70%, 5/1/2028	175,000	188,379
Series MTN, 3.80%, 3/1/2046	295,000	316,435
Series MTN, 3.95%, 5/1/2042	40,000	43,456

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Public Service Enterprise Group, Inc.:
2.65%, 11/15/2022	$150,000	$150,239
2.88%, 6/15/2024	481,000	480,250
Puget Energy, Inc.:
5.63%, 7/15/2022	373,000	371,016
6.00%, 9/1/2021	290,000	297,786
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	269,000	280,906
4.22%, 6/15/2048	150,000	172,519
5.64%, 4/15/2041	106,000	134,327
5.76%, 10/1/2039	200,000	269,860
6.27%, 3/15/2037	136,000	187,019
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	446,000	491,492
Series RRR, 3.75%, 6/1/2047	317,000	338,734
Series TTT, 4.10%, 6/15/2049	100,000	105,824
Sempra Energy:
2.90%, 2/1/2023	335,000	333,760
3.40%, 2/1/2028	173,000	173,486
3.55%, 6/15/2024	238,000	234,806
3.75%, 11/15/2025	50,000	48,443
3.80%, 2/1/2038	167,000	158,906
6.00%, 10/15/2039	105,000	129,431
Sierra Pacific Power Co. 2.60%, 5/1/2026	210,000	210,149
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	300,000	363,552
5.45%, 2/1/2041	170,000	207,303
Southern California Edison Co.:
2.25%, 6/1/2030	145,000	131,983
2.85%, 8/1/2029 (b)	35,000	33,335
3.65%, 2/1/2050	40,000	39,177
3.88%, 6/1/2021	70,000	69,726
4.65%, 10/1/2043	265,000	291,108
5.50%, 3/15/2040	295,000	350,256
5.63%, 2/1/2036	200,000	238,476
6.00%, 1/15/2034	100,000	122,308
6.65%, 4/1/2029	69,000	80,247
Series 05-E, 5.35%, 7/15/2035	240,000	289,550
Series 06-E, 5.55%, 1/15/2037	100,000	116,098
Series 13-A, 3.90%, 3/15/2043	460,000	461,086
Series A, 2.90%, 3/1/2021	541,000	539,161
Series B, 2.40%, 2/1/2022	325,000	319,225
Series B, 3.65%, 3/1/2028	225,000	232,823
Series B, 4.88%, 3/1/2049	300,000	346,992
Series D, 3.40%, 6/1/2023	295,000	302,950
Southern Co.:
3.25%, 7/1/2026	799,000	791,729
4.25%, 7/1/2036	1,372,000	1,379,011
Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	$225,000	$211,858
Southern Power Co.:
4.15%, 12/1/2025	414,000	422,023
5.15%, 9/15/2041	100,000	96,763
5.25%, 7/15/2043	200,000	218,866
Series E, 2.50%, 12/15/2021	79,000	77,248
Southwestern Electric Power Co.:
6.20%, 3/15/2040	260,000	325,296
Series J, 3.90%, 4/1/2045	235,000	216,607
Series K, 2.75%, 10/1/2026	256,000	243,090
Series L, 3.85%, 2/1/2048	100,000	93,873
Southwestern Public Service Co.:
3.40%, 8/15/2046	150,000	152,478
3.75%, 6/15/2049	350,000	379,183
6.00%, 10/1/2036	50,000	62,211
Series 6, 4.40%, 11/15/2048	200,000	225,220
Tampa Electric Co.:
4.10%, 6/15/2042	75,000	80,258
4.30%, 6/15/2048	130,000	140,816
Tucson Electric Power Co. 4.85%, 12/1/2048	200,000	223,156
Union Electric Co.:
2.95%, 6/15/2027	218,000	223,249
3.25%, 10/1/2049 (b)	350,000	334,922
3.50%, 3/15/2029	114,000	121,565
3.65%, 4/15/2045	60,000	63,253
Virginia Electric & Power Co.:
2.95%, 1/15/2022	200,000	201,036
4.45%, 2/15/2044	300,000	342,228
Series A, 2.88%, 7/15/2029	91,000	90,759
Series A, 3.15%, 1/15/2026	431,000	446,016
Series B, 2.95%, 11/15/2026	163,000	165,810
Series B, 4.20%, 5/15/2045	150,000	166,820
Series C, 2.75%, 3/15/2023	270,000	273,256
Series C, 4.00%, 11/15/2046	110,000	120,887
WEC Energy Group, Inc.:
3.10%, 3/8/2022	129,000	130,456
3.38%, 6/15/2021	497,000	498,024
Westar Energy, Inc.:
3.10%, 4/1/2027	250,000	234,937
3.25%, 9/1/2049	200,000	198,902
4.10%, 4/1/2043	300,000	333,627
4.25%, 12/1/2045	125,000	142,416
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	400,000	399,784
2.95%, 9/15/2021	250,000	251,010
5.70%, 12/1/2036	100,000	130,787
Wisconsin Power & Light Co.:
3.00%, 7/1/2029 (b)	133,000	135,962
3.05%, 10/15/2027	200,000	206,324
6.38%, 8/15/2037	140,000	188,951
Xcel Energy, Inc.:
2.40%, 3/15/2021	151,000	150,630

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.60%, 12/1/2029	$200,000	$190,252
3.50%, 12/1/2049	200,000	183,696
4.00%, 6/15/2028	109,000	114,925
		90,240,523
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Hubbell, Inc. 3.15%, 8/15/2027	150,000	149,466
ELECTRONICS — 0.2%
Agilent Technologies, Inc.:
2.75%, 9/15/2029 (b)	100,000	95,579
3.05%, 9/22/2026	200,000	200,422
Allegion PLC 3.50%, 10/1/2029	100,000	96,777
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	192,000	183,579
Amphenol Corp.:
2.80%, 2/15/2030	200,000	181,074
3.20%, 4/1/2024	100,000	101,604
4.35%, 6/1/2029 (b)	466,000	478,256
Arrow Electronics, Inc.:
3.50%, 4/1/2022	137,000	141,574
3.88%, 1/12/2028	137,000	127,853
Avnet, Inc. 4.88%, 12/1/2022	136,000	148,041
Flex, Ltd.:
4.75%, 6/15/2025	100,000	100,732
4.88%, 6/15/2029	350,000	328,758
FLIR Systems, Inc. 3.13%, 6/15/2021	233,000	233,301
Fortive Corp.:
2.35%, 6/15/2021	50,000	48,622
3.15%, 6/15/2026	280,000	285,384
Honeywell International, Inc.:
1.85%, 11/1/2021	430,000	430,770
2.15%, 8/8/2022	95,000	95,885
2.30%, 8/15/2024	200,000	203,190
2.50%, 11/1/2026	355,000	360,013
2.70%, 8/15/2029	136,000	136,957
3.81%, 11/21/2047	150,000	162,510
4.25%, 3/1/2021	71,000	73,050
5.70%, 3/15/2037	280,000	361,844
Jabil, Inc.:
3.60%, 1/15/2030	575,000	516,839
3.95%, 1/12/2028 (b)	202,000	191,185
Keysight Technologies, Inc. 3.00%, 10/30/2029	263,000	254,176
PerkinElmer, Inc. 3.30%, 9/15/2029	163,000	153,070
Roper Technologies, Inc.:
2.95%, 9/15/2029	122,000	120,903
3.65%, 9/15/2023	225,000	230,571
4.20%, 9/15/2028	70,000	75,080
Tech Data Corp.:
Security Description	Principal Amount	Value
3.70%, 2/15/2022	$189,000	$186,186
4.95%, 2/15/2027	197,000	193,726
Trimble, Inc.:
4.15%, 6/15/2023	250,000	246,113
4.75%, 12/1/2024	230,000	236,274
Tyco Electronics Group SA:
3.13%, 8/15/2027	289,000	305,170
3.70%, 2/15/2026	148,000	146,684
		7,431,752
ENGINEERING & CONSTRUCTION — 0.0% (a)
Fluor Corp. 4.25%, 9/15/2028	100,000	69,762
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.30%, 3/1/2030	150,000	141,650
2.50%, 8/15/2024	265,000	267,252
2.90%, 7/1/2026	71,000	71,889
3.05%, 3/1/2050	150,000	134,436
3.20%, 3/15/2025	125,000	129,971
3.38%, 11/15/2027	194,000	197,405
3.55%, 6/1/2022	305,000	311,609
3.95%, 5/15/2028	47,000	50,935
4.75%, 5/15/2023	216,000	228,388
Waste Connections, Inc.:
2.60%, 2/1/2030 (b)	200,000	187,636
3.50%, 5/1/2029	164,000	165,858
4.25%, 12/1/2028	280,000	298,511
Waste Management, Inc.:
2.40%, 5/15/2023	100,000	100,285
2.90%, 9/15/2022	141,000	141,939
2.95%, 6/15/2024	420,000	430,832
3.13%, 3/1/2025	250,000	258,820
3.20%, 6/15/2026	110,000	114,902
3.45%, 6/15/2029	209,000	220,046
3.50%, 5/15/2024	150,000	156,174
3.90%, 3/1/2035	250,000	277,450
4.00%, 7/15/2039	155,000	168,288
4.10%, 3/1/2045	200,000	221,092
4.15%, 7/15/2049	230,000	272,789
4.60%, 3/1/2021	100,000	101,334
		4,649,491
FOOD — 0.3%
Campbell Soup Co.:
3.30%, 3/19/2025	208,000	209,616
3.65%, 3/15/2023	29,000	29,566
3.95%, 3/15/2025	100,000	103,747
4.80%, 3/15/2048	390,000	456,448
Conagra Brands, Inc.:
3.20%, 1/25/2023	247,000	245,827
3.80%, 10/22/2021	456,000	458,928
4.60%, 11/1/2025	302,000	321,835

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 11/1/2028	$338,000	$361,839
5.40%, 11/1/2048	105,000	117,423
7.00%, 10/1/2028	275,000	328,553
8.25%, 9/15/2030	100,000	134,542
Flowers Foods, Inc.:
3.50%, 10/1/2026 (b)	306,000	307,808
4.38%, 4/1/2022	100,000	100,183
General Mills, Inc.:
3.15%, 12/15/2021	195,000	197,309
3.20%, 4/16/2021	333,000	332,204
3.20%, 2/10/2027 (b)	100,000	104,029
3.70%, 10/17/2023	230,000	239,338
4.00%, 4/17/2025	139,000	147,461
4.20%, 4/17/2028	136,000	149,138
Hershey Co 3.13%, 11/15/2049	150,000	140,280
Hershey Co.:
2.05%, 11/15/2024	255,000	255,178
2.30%, 8/15/2026	61,000	62,155
2.45%, 11/15/2029	50,000	49,540
3.10%, 5/15/2021	500,000	506,460
3.38%, 8/15/2046	50,000	47,688
JM Smucker Co.:
2.38%, 3/15/2030	95,000	88,566
3.38%, 12/15/2027 (b)	195,000	197,537
3.50%, 3/15/2025	267,000	277,183
3.55%, 3/15/2050	75,000	69,544
4.25%, 3/15/2035	155,000	165,151
4.38%, 3/15/2045	25,000	24,817
Kellogg Co.:
2.65%, 12/1/2023	200,000	201,624
3.13%, 5/17/2022	100,000	99,510
3.25%, 4/1/2026	231,000	236,743
3.40%, 11/15/2027	605,000	613,694
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	181,000	216,715
Kroger Co.:
2.65%, 10/15/2026 (b)	258,000	256,462
3.70%, 8/1/2027 (b)	228,000	238,406
3.88%, 10/15/2046	400,000	391,436
4.45%, 2/1/2047	378,000	393,562
4.65%, 1/15/2048 (b)	260,000	287,035
5.40%, 7/15/2040	165,000	193,788
5.40%, 1/15/2049	169,000	204,478
6.90%, 4/15/2038	149,000	193,998
McCormick & Co., Inc.:
3.40%, 8/15/2027	350,000	355,747
4.20%, 8/15/2047	150,000	155,345
Mondelez International, Inc. 3.63%, 2/13/2026	247,000	258,653
Sysco Corp.:
2.50%, 7/15/2021	247,000	246,852
2.60%, 6/12/2022	225,000	214,861
3.25%, 7/15/2027	536,000	489,229
3.75%, 10/1/2025	155,000	147,566
Security Description	Principal Amount	Value
4.50%, 4/1/2046	$100,000	$89,222
5.38%, 9/21/2035	400,000	412,240
Tyson Foods, Inc.:
2.25%, 8/23/2021	733,000	732,135
3.55%, 6/2/2027	796,000	814,332
3.90%, 9/28/2023	375,000	390,262
4.00%, 3/1/2026	167,000	176,678
4.35%, 3/1/2029	113,000	122,048
4.50%, 6/15/2022	205,000	211,949
4.55%, 6/2/2047	225,000	250,681
4.88%, 8/15/2034	140,000	158,171
5.15%, 8/15/2044	107,000	125,629
		15,108,944
FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	621,000	533,482
4.50%, 8/1/2024	250,000	234,837
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025	645,000	596,070
5.25%, 5/12/2024	388,000	379,239
International Paper Co.:
3.00%, 2/15/2027 (b)	278,000	282,684
3.80%, 1/15/2026	332,000	359,729
4.40%, 8/15/2047	406,000	405,229
4.80%, 6/15/2044	335,000	319,416
5.15%, 5/15/2046	335,000	363,900
6.00%, 11/15/2041	67,000	75,246
7.50%, 8/15/2021	150,000	163,232
Suzano Austria GmbH:
5.00%, 1/15/2030	300,000	263,745
6.00%, 1/15/2029	735,000	684,932
		4,661,741
GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027 (b)	345,000	353,459
3.38%, 9/15/2049 (b)	105,000	104,841
4.13%, 10/15/2044	167,000	175,629
4.13%, 3/15/2049	95,000	106,102
4.15%, 1/15/2043	155,000	169,111
5.50%, 6/15/2041	300,000	380,838
CenterPoint Energy Resources Corp. 3.55%, 4/1/2023	213,000	213,888
Dominion Energy Gas Holdings LLC:
4.80%, 11/1/2043	200,000	196,468
Series A, 2.50%, 11/15/2024 (b)	165,000	160,525
Series B, 3.00%, 11/15/2029	145,000	135,426
Series C, 3.90%, 11/15/2049 (b)	125,000	109,635
National Fuel Gas Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 3/1/2023	$157,000	$153,292
4.75%, 9/1/2028	370,000	365,730
5.20%, 7/15/2025	50,000	45,911
NiSource, Inc.:
2.65%, 11/17/2022	212,000	214,169
3.49%, 5/15/2027	205,000	207,811
3.65%, 6/15/2023	203,000	207,464
3.95%, 3/30/2048	319,000	326,079
4.38%, 5/15/2047	331,000	337,064
4.80%, 2/15/2044	492,000	486,175
ONE Gas, Inc. 4.50%, 11/1/2048	200,000	233,142
Piedmont Natural Gas Co., Inc.:
3.50%, 6/1/2029	358,000	361,863
3.64%, 11/1/2046	100,000	101,612
Southern California Gas Co.:
Series UU, 4.13%, 6/1/2048	200,000	219,458
Series VV, 4.30%, 1/15/2049	200,000	224,668
Series WW, 3.95%, 2/15/2050	201,000	232,591
Series XX, 2.55%, 2/1/2030	200,000	199,752
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	265,000	250,576
5.88%, 3/15/2041	125,000	137,895
Southwest Gas Corp.:
3.70%, 4/1/2028 (b)	250,000	261,437
3.80%, 9/29/2046	110,000	100,466
Washington Gas Light Co.:
Series K, 3.80%, 9/15/2046	175,000	175,210
Series MTN, 3.65%, 9/15/2049	200,000	190,814
		7,139,101
HAND & MACHINE TOOLS — 0.0% (a)
Kennametal, Inc. 4.63%, 6/15/2028	327,000	346,643
Snap-on, Inc. 4.10%, 3/1/2048	275,000	323,642
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (b)	200,000	193,088
3.40%, 12/1/2021	110,000	111,097
3.40%, 3/1/2026	318,000	326,707
4.25%, 11/15/2028	150,000	159,910
5 year CMT + 2.66%, 4.00%, 3/15/2060 (d)	125,000	117,767
		1,578,854
HEALTH CARE PRODUCTS — 0.3%
Abbott Laboratories:
2.95%, 3/15/2025	300,000	317,595
3.40%, 11/30/2023	290,000	308,206
3.75%, 11/30/2026	321,000	358,239
3.88%, 9/15/2025 (b)	67,000	72,752
4.75%, 11/30/2036	466,000	598,442
6.00%, 4/1/2039	275,000	380,636
Security Description	Principal Amount	Value
Baxter International, Inc.:
2.60%, 8/15/2026	$241,000	$236,308
3.50%, 8/15/2046	155,000	143,378
Boston Scientific Corp.:
3.45%, 3/1/2024	250,000	255,962
3.75%, 3/1/2026	38,000	39,829
4.00%, 3/1/2029	370,000	391,160
4.55%, 3/1/2039	420,000	454,243
4.70%, 3/1/2049	216,000	243,151
7.00%, 11/15/2035	100,000	139,569
Danaher Corp.:
3.35%, 9/15/2025 (b)	65,000	67,928
4.38%, 9/15/2045	160,000	167,005
DH Europe Finance II Sarl:
2.05%, 11/15/2022	295,000	289,525
2.20%, 11/15/2024	674,000	661,551
2.60%, 11/15/2029	149,000	148,209
3.25%, 11/15/2039	200,000	191,976
3.40%, 11/15/2049	180,000	177,867
Edwards Lifesciences Corp. 4.30%, 6/15/2028	220,000	237,668
Koninklijke Philips NV:
5.00%, 3/15/2042	624,000	748,419
6.88%, 3/11/2038	100,000	138,186
Medtronic Global Holdings SCA 3.35%, 4/1/2027	200,000	209,068
Medtronic, Inc.:
2.75%, 4/1/2023 (b)	238,000	244,157
3.15%, 3/15/2022	331,000	343,138
3.50%, 3/15/2025	406,000	436,133
4.63%, 3/15/2045	745,000	993,100
Stryker Corp.:
3.50%, 3/15/2026	209,000	217,180
4.10%, 4/1/2043	435,000	450,860
4.63%, 3/15/2046	540,000	635,531
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	512,000	500,506
2.95%, 9/19/2026	412,000	414,526
3.20%, 8/15/2027	601,000	613,915
5.30%, 2/1/2044 (b)	125,000	154,223
Zimmer Biomet Holdings, Inc.:
3.55%, 4/1/2025	475,000	478,049
3.70%, 3/19/2023	300,000	303,534
4.45%, 8/15/2045	265,000	251,496
		13,013,220
HEALTH CARE SERVICES — 0.6%
Adventist Health System:
2.95%, 3/1/2029	100,000	98,613
3.63%, 3/1/2049	60,000	60,638
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	150,000	155,202
4.27%, 8/15/2048	30,000	36,606
Aetna, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 11/15/2022	$367,000	$368,802
2.80%, 6/15/2023	470,000	469,408
3.88%, 8/15/2047	330,000	335,574
4.13%, 11/15/2042	500,000	500,775
4.75%, 3/15/2044	265,000	293,636
6.63%, 6/15/2036	156,000	200,808
AHS Hospital Corp. 5.02%, 7/1/2045	25,000	31,819
Allina Health System Series 2019, 3.89%, 4/15/2049	200,000	231,958
Anthem, Inc.:
2.88%, 9/15/2029	753,000	732,556
2.95%, 12/1/2022	345,000	352,635
3.13%, 5/15/2022	300,000	304,905
3.30%, 1/15/2023	375,000	381,109
3.50%, 8/15/2024	402,000	410,547
3.65%, 12/1/2027	389,000	401,292
4.10%, 3/1/2028	505,000	541,799
4.55%, 3/1/2048	160,000	179,000
4.63%, 5/15/2042	236,000	256,461
4.65%, 1/15/2043	348,000	380,695
4.65%, 8/15/2044	125,000	136,632
Ascension Health:
3.95%, 11/15/2046	279,000	322,711
Series B, 2.53%, 11/15/2029	145,000	150,059
Series B, 3.11%, 11/15/2039	85,000	86,898
Baylor Scott & White Holdings 4.19%, 11/15/2045	365,000	400,916
Children's Hospital Medical Center 4.27%, 5/15/2044	200,000	264,126
Cigna Holding Co. 5.38%, 2/15/2042	125,000	133,491
CommonSpirit Health:
2.76%, 10/1/2024	35,000	35,281
3.35%, 10/1/2029	726,000	714,616
3.82%, 10/1/2049	65,000	65,645
4.19%, 10/1/2049	295,000	274,967
4.35%, 11/1/2042	175,000	172,167
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	100,000	101,532
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048 (b)	100,000	106,731
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	40,000	46,227
4.50%, 7/1/2057	300,000	368,625
Hartford HealthCare Corp. 3.45%, 7/1/2054	200,000	203,412
HCA, Inc.:
4.13%, 6/15/2029	289,000	288,688
4.50%, 2/15/2027	247,000	253,536
4.75%, 5/1/2023	1,157,000	1,178,451
5.00%, 3/15/2024	310,000	321,014
Security Description	Principal Amount	Value
5.13%, 6/15/2039	$157,000	$163,965
5.25%, 6/15/2026	283,700	297,088
5.25%, 6/15/2049	341,000	363,591
5.50%, 6/15/2047	200,000	216,954
Humana, Inc.:
3.13%, 8/15/2029	143,000	136,103
3.15%, 12/1/2022	312,000	311,170
3.85%, 10/1/2024	110,000	111,768
3.95%, 3/15/2027	5,000	5,101
3.95%, 8/15/2049	145,000	142,216
4.63%, 12/1/2042	405,000	432,143
4.95%, 10/1/2044	158,000	177,960
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	150,000	181,809
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	235,000	272,681
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	109,000	112,445
4.15%, 5/1/2047	162,000	194,403
Series 2019, 3.27%, 11/1/2049	265,000	265,093
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024 (b)	450,000	442,845
3.25%, 9/1/2024 (b)	254,000	259,105
4.70%, 2/1/2045	215,000	244,403
Mayo Clinic Series 2016, 4.13%, 11/15/2052	173,000	205,744
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	340,000	386,097
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	80,000	86,570
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	264,000	300,498
Montefiore Obligated Group Series 18-C, 5.25%, 11/1/2048	155,000	159,647
Mount Sinai Hospitals Group, Inc. Series 2017, 3.98%, 7/1/2048	50,000	53,224
New York and Presbyterian Hospital:
4.02%, 8/1/2045	155,000	171,645
Series 2019, 3.95%, 8/1/2119	210,000	220,641
Northwell Healthcare, Inc. 3.81%, 11/1/2049	152,000	149,106
NYU Langone Hospitals:
4.37%, 7/1/2047	65,000	71,587
4.78%, 7/1/2044	50,000	57,610
Series 2020, 3.38%, 7/1/2055	400,000	372,072
Orlando Health Obligated Group 4.09%, 10/1/2048	166,000	166,785
Partners Healthcare System, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2015, 4.12%, 7/1/2055	$250,000	$284,645
Series 2017, 3.77%, 7/1/2048	20,000	19,485
Series 2020, 3.19%, 7/1/2049 (b)	100,000	99,510
Series 2020, 3.34%, 7/1/2060	125,000	125,297
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	100,000	118,093
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	195,000	190,607
Series A, 3.93%, 10/1/2048	70,000	77,315
Series H, 2.75%, 10/1/2026	55,000	58,017
Series I, 3.74%, 10/1/2047	50,000	51,276
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	90,000	88,014
3.45%, 6/1/2026	107,000	107,931
4.20%, 6/30/2029	526,000	569,074
4.70%, 4/1/2021	250,000	252,990
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	100,000	97,381
3.95%, 7/1/2046	90,000	95,253
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	100,000	107,134
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	190,000	188,216
Stanford Health Care Series 2018, 3.80%, 11/15/2048	115,000	114,864
Sutter Health:
Series 2018, 3.70%, 8/15/2028	175,000	183,221
Series 2018, 4.09%, 8/15/2048	100,000	108,415
Toledo Hospital 5.75%, 11/15/2038	221,000	260,073
Trinity Health Corp.:
4.13%, 12/1/2045	25,000	27,485
Series 2019, 3.43%, 12/1/2048	35,000	36,638
UnitedHealth Group, Inc.:
2.13%, 3/15/2021	143,000	142,986
2.38%, 10/15/2022	124,000	125,523
2.88%, 3/15/2023	402,000	415,861
2.88%, 8/15/2029	586,000	610,214
2.95%, 10/15/2027	289,000	301,095
3.10%, 3/15/2026	287,000	301,571
3.15%, 6/15/2021	127,000	128,763
3.35%, 7/15/2022	462,000	477,680
3.38%, 4/15/2027	419,000	438,509
3.45%, 1/15/2027	513,000	549,828
3.50%, 8/15/2039	522,000	562,439
3.70%, 12/15/2025	223,000	240,144
3.70%, 8/15/2049 (b)	235,000	259,355
3.75%, 10/15/2047	356,000	391,294
Security Description	Principal Amount	Value
3.85%, 6/15/2028	$321,000	$354,923
3.88%, 12/15/2028 (b)	139,000	155,113
3.88%, 8/15/2059	215,000	231,484
3.95%, 10/15/2042	180,000	196,789
4.20%, 1/15/2047	155,000	183,325
4.25%, 4/15/2047	340,000	396,773
4.45%, 12/15/2048	265,000	319,026
4.63%, 7/15/2035	289,000	336,278
5.95%, 2/15/2041	125,000	172,871
6.88%, 2/15/2038	339,000	498,059
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	205,000	234,194
		30,367,663
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.50%, 10/15/2024	200,000	187,250
4.75%, 2/15/2023	140,000	140,267
		327,517
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc.:
3.50%, 11/15/2027	408,000	402,321
4.40%, 3/15/2029	262,000	272,519
Whirlpool Corp.:
3.70%, 5/1/2025	200,000	193,660
4.00%, 3/1/2024 (b)	160,000	157,678
4.75%, 2/26/2029	331,000	342,251
		1,368,429
HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Avery Dennison Corp.:
2.65%, 4/30/2030	125,000	118,050
4.88%, 12/6/2028 (b)	150,000	164,380
Church & Dwight Co., Inc. 3.95%, 8/1/2047	200,000	200,710
Clorox Co.:
3.50%, 12/15/2024	166,000	176,094
3.90%, 5/15/2028 (b)	100,000	110,002
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (b)	100,000	101,226
2.75%, 2/15/2026	69,000	71,870
2.88%, 2/7/2050	115,000	112,322
3.05%, 8/15/2025	200,000	212,180
3.20%, 4/25/2029	255,000	273,602
3.95%, 11/1/2028	90,000	100,877
6.63%, 8/1/2037 (b)	236,000	341,044
		1,982,357
INSURANCE — 0.8%
ACE Capital Trust II 9.70%, 4/1/2030	90,000	117,583
Aflac, Inc.:
3.63%, 11/15/2024	305,000	321,336

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 1/15/2049	$235,000	$255,008
Alleghany Corp.:
4.90%, 9/15/2044	150,000	150,569
4.95%, 6/27/2022	50,000	54,104
Allstate Corp.:
3.28%, 12/15/2026	250,000	258,910
3.85%, 8/10/2049	225,000	253,476
4.20%, 12/15/2046	140,000	161,851
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (d)	350,000	375,805
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	250,000	222,227
American Financial Group, Inc. 4.50%, 6/15/2047	185,000	152,057
American International Group, Inc.:
3.30%, 3/1/2021	500,000	500,460
3.75%, 7/10/2025	252,000	254,575
3.88%, 1/15/2035	199,000	193,452
4.13%, 2/15/2024	574,000	599,727
4.25%, 3/15/2029 (b)	100,000	103,683
4.38%, 1/15/2055	525,000	502,309
4.50%, 7/16/2044	139,000	142,784
4.70%, 7/10/2035	179,000	190,241
4.75%, 4/1/2048	256,000	268,948
4.88%, 6/1/2022	397,000	410,788
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (d)	210,000	246,311
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (d)	500,000	428,945
Aon Corp.:
2.20%, 11/15/2022	90,000	89,722
3.75%, 5/2/2029	110,000	115,842
4.50%, 12/15/2028	326,000	361,759
6.25%, 9/30/2040	258,000	347,748
8.21%, 1/1/2027	250,000	258,430
Aon PLC:
3.50%, 6/14/2024	150,000	156,129
4.00%, 11/27/2023	105,000	107,940
4.60%, 6/14/2044	100,000	115,640
Arch Capital Finance LLC 4.01%, 12/15/2026	144,000	145,352
Arch Capital Group US, Inc. 5.14%, 11/1/2043	215,000	238,770
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	415,000	405,816
Assurant, Inc.:
3.70%, 2/22/2030 (b)	100,000	92,725
4.00%, 3/15/2023	100,000	102,037
4.20%, 9/27/2023	125,000	129,238
4.90%, 3/27/2028	218,000	225,054
Security Description	Principal Amount	Value
Athene Holding, Ltd. 4.13%, 1/12/2028	$320,000	$292,941
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	114,000	137,246
AXA SA 8.60%, 12/15/2030	191,000	254,387
AXIS Specialty Finance LLC:
3.90%, 7/15/2029	139,000	146,431
5 year CMT + 3.19%, 4.90%, 1/15/2040 (d)	100,000	84,279
AXIS Specialty Finance PLC 4.00%, 12/6/2027	149,000	165,026
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (b)	250,000	245,050
3.00%, 5/15/2022 (b)	133,000	137,991
4.25%, 1/15/2049	474,000	583,390
4.40%, 5/15/2042	549,000	655,264
5.75%, 1/15/2040	100,000	140,394
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	499,000	516,560
3.13%, 3/15/2026	484,000	518,170
3.75%, 8/15/2021	93,000	95,957
4.50%, 2/11/2043	220,000	266,979
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	287,000	253,151
4.70%, 6/22/2047	359,000	283,434
Brown & Brown, Inc. 4.50%, 3/15/2029	142,000	159,141
Chubb Corp. 6.00%, 5/11/2037	293,000	401,369
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023 (b)	353,000	360,812
2.88%, 11/3/2022	200,000	202,380
3.15%, 3/15/2025	207,000	216,251
3.35%, 5/15/2024	150,000	155,741
3.35%, 5/3/2026	448,000	473,666
Cincinnati Financial Corp. 6.13%, 11/1/2034	83,000	113,707
CNA Financial Corp.:
3.45%, 8/15/2027	227,000	217,716
4.50%, 3/1/2026	309,000	319,932
5.75%, 8/15/2021	245,000	251,708
Enstar Group, Ltd. 4.95%, 6/1/2029	375,000	355,477
Equitable Holdings, Inc.:
3.90%, 4/20/2023	269,000	266,517
4.35%, 4/20/2028	313,000	309,347
5.00%, 4/20/2048	272,000	249,307
Fidelity National Financial, Inc.:
4.50%, 8/15/2028	226,000	257,724
5.50%, 9/1/2022	245,000	265,237
Globe Life, Inc. 4.55%, 9/15/2028	290,000	289,991
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	50,000	52,192

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029 (b)	$880,000	$856,830
4.40%, 3/15/2048	62,000	65,775
Kemper Corp. 4.35%, 2/15/2025	120,000	120,679
Lincoln National Corp.:
3.63%, 12/12/2026 (b)	210,000	211,359
3.80%, 3/1/2028	170,000	168,944
4.00%, 9/1/2023	204,000	208,982
4.35%, 3/1/2048 (b)	280,000	259,238
Loews Corp.:
3.75%, 4/1/2026	286,000	298,324
4.13%, 5/15/2043	250,000	237,670
Manulife Financial Corp.:
5.38%, 3/4/2046	255,000	300,678
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	234,000	227,017
Markel Corp.:
3.50%, 11/1/2027	164,000	164,507
4.30%, 11/1/2047	125,000	115,600
5.00%, 4/5/2046	223,000	231,202
5.00%, 5/20/2049	65,000	67,846
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	146,000	147,926
3.30%, 3/14/2023	100,000	102,146
3.50%, 6/3/2024	443,000	458,594
3.50%, 3/10/2025	242,000	253,560
3.75%, 3/14/2026	189,000	194,455
4.20%, 3/1/2048	305,000	335,741
4.35%, 1/30/2047	250,000	277,902
4.80%, 7/15/2021	189,000	193,959
4.90%, 3/15/2049 (b)	95,000	116,334
Mercury General Corp. 4.40%, 3/15/2027	190,000	209,266
MetLife, Inc.:
3.60%, 4/10/2024	148,000	155,771
3.60%, 11/13/2025	197,000	204,401
4.05%, 3/1/2045	200,000	211,650
4.60%, 5/13/2046	128,000	143,708
4.72%, 12/15/2044	645,000	721,104
4.88%, 11/13/2043	114,000	130,050
5.70%, 6/15/2035	500,000	617,560
5.88%, 2/6/2041	479,000	609,374
6.40%, 12/15/2066	149,000	154,838
6.50%, 12/15/2032	143,000	184,366
10.75%, 8/1/2069	400,000	529,516
Series D, 4.37%, 9/15/2023	110,000	116,188
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	210,000	215,433
Old Republic International Corp. 4.88%, 10/1/2024	100,000	108,121
PartnerRe Finance B LLC 3.70%, 7/2/2029	108,000	106,547
Security Description	Principal Amount	Value
Primerica, Inc. 4.75%, 7/15/2022	$450,000	$464,886
Principal Financial Group, Inc.:
3.10%, 11/15/2026	413,000	407,433
3.30%, 9/15/2022 (b)	228,000	230,843
3.40%, 5/15/2025	90,000	89,918
3.70%, 5/15/2029 (b)	169,000	174,499
4.30%, 11/15/2046	160,000	171,134
Progressive Corp.:
4.00%, 3/1/2029	125,000	141,060
4.13%, 4/15/2047	300,000	350,187
4.35%, 4/25/2044	573,000	682,529
Prudential Financial, Inc.:
3.91%, 12/7/2047	170,000	163,040
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	334,000	273,609
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (b) (d)	331,000	283,346
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (d)	394,000	373,366
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	325,000	305,399
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	294,000	281,770
Series MTN, 1.50%, 3/10/2026	70,000	66,019
Series MTN, 2.10%, 3/10/2030	65,000	60,728
Series MTN, 3.00%, 3/10/2040 (b)	100,000	92,086
Series MTN, 3.70%, 3/13/2051	300,000	274,290
Series MTN, 3.88%, 3/27/2028 (b)	175,000	180,282
Series MTN, 4.35%, 2/25/2050	375,000	375,600
Series MTN, 4.42%, 3/27/2048	265,000	271,389
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	96,000	96,825
3.95%, 9/15/2026	60,000	61,823
Series MTN, 4.70%, 9/15/2023	200,000	200,886
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029 (b)	442,000	443,821
Travelers Cos., Inc.:
4.05%, 3/7/2048	125,000	146,233
4.10%, 3/4/2049	255,000	300,701
4.30%, 8/25/2045	185,000	212,123
4.60%, 8/1/2043 (b)	227,000	276,282

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 6.25%, 6/15/2037	$250,000	$345,715
Trinity Acquisition PLC 3.50%, 9/15/2021	188,000	182,025
Unum Group:
4.00%, 6/15/2029	226,000	215,297
4.50%, 12/15/2049	239,000	184,286
5.75%, 8/15/2042 (b)	160,000	144,448
Voya Financial, Inc.:
3.65%, 6/15/2026	285,000	286,482
4.80%, 6/15/2046	150,000	157,632
5.70%, 7/15/2043	200,000	232,430
3 Month USD LIBOR + 2.08%, 4.70%, 1/23/2048 (d)	200,000	163,848
Willis North America, Inc.:
2.95%, 9/15/2029	238,000	231,641
3.88%, 9/15/2049	217,000	220,709
4.50%, 9/15/2028	201,000	219,719
5.05%, 9/15/2048 (b)	100,000	117,344
WR Berkley Corp.:
4.63%, 3/15/2022	317,000	272,356
4.75%, 8/1/2044	50,000	46,353
XLIT, Ltd.:
4.45%, 3/31/2025	130,000	134,172
5.50%, 3/31/2045 (b)	320,000	317,885
		39,709,826
INTERNET — 0.3%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	310,000	313,100
3.13%, 11/28/2021	276,000	279,704
3.40%, 12/6/2027	572,000	610,965
3.60%, 11/28/2024	257,000	271,171
4.00%, 12/6/2037	250,000	282,020
4.20%, 12/6/2047	220,000	265,278
4.40%, 12/6/2057 (b)	543,000	726,789
4.50%, 11/28/2034 (b)	250,000	302,843
Alphabet, Inc. 3.38%, 2/25/2024	740,000	807,555
Amazon.com, Inc.:
2.40%, 2/22/2023	378,000	393,275
2.80%, 8/22/2024	477,000	506,498
3.80%, 12/5/2024	266,000	294,725
4.05%, 8/22/2047	457,000	579,727
4.25%, 8/22/2057	99,000	132,185
4.80%, 12/5/2034	539,000	701,956
4.95%, 12/5/2044	952,000	1,328,516
Baidu, Inc.:
2.88%, 7/6/2022	116,000	117,641
3.50%, 11/28/2022	410,000	421,250
3.63%, 7/6/2027 (b)	986,000	1,020,737
4.13%, 6/30/2025 (b)	200,000	214,260
4.38%, 5/14/2024	270,000	286,362
4.88%, 11/14/2028 (b)	200,000	225,228
Booking Holdings, Inc.:
Security Description	Principal Amount	Value
3.55%, 3/15/2028	$573,000	$564,909
3.60%, 6/1/2026	304,000	296,400
eBay, Inc.:
2.60%, 7/15/2022	212,000	211,211
2.75%, 1/30/2023	526,000	521,908
3.60%, 6/5/2027	430,000	435,121
4.00%, 7/15/2042	260,000	243,446
Expedia Group, Inc.:
3.25%, 2/15/2030	125,000	104,106
3.80%, 2/15/2028	486,000	417,829
4.50%, 8/15/2024 (b)	212,000	194,400
JD.com, Inc.:
3.38%, 1/14/2030	200,000	199,122
3.88%, 4/29/2026 (b)	298,000	310,591
4.13%, 1/14/2050	200,000	194,796
Weibo Corp. 3.50%, 7/5/2024	450,000	448,375
		14,223,999
INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.25%, 7/15/2025	300,000	241,575
4.20%, 6/10/2024	738,000	654,628
4.25%, 3/1/2025	351,000	301,713
FS KKR Capital Corp. 4.13%, 2/1/2025	250,000	212,260
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	40,000	36,429
Owl Rock Capital Corp. 4.00%, 3/30/2025	200,000	154,506
Prospect Capital Corp. 5.88%, 3/15/2023 (b)	100,000	79,126
TPG Specialty Lending, Inc. 3.88%, 11/1/2024	185,000	164,052
		1,844,289
IRON/STEEL — 0.1%
ArcelorMittal:
3.60%, 7/16/2024	340,000	309,557
4.55%, 3/11/2026	208,000	187,360
6.13%, 6/1/2025	212,000	208,561
7.00%, 10/15/2039	119,000	123,075
Nucor Corp.:
3.95%, 5/1/2028	211,000	214,368
4.13%, 9/15/2022	410,000	422,099
4.40%, 5/1/2048	260,000	287,339
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	222,000	221,356
Steel Dynamics, Inc.:
2.80%, 12/15/2024	85,000	79,839
3.45%, 4/15/2030	289,000	261,380
Vale Overseas, Ltd.:
6.88%, 11/21/2036	471,000	523,521
6.88%, 11/10/2039	752,000	830,742

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
8.25%, 1/17/2034 (b)	$141,000	$170,982
		3,840,179
LEISURE TIME — 0.0% (a)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (b)	350,000	328,303
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (b)	230,000	143,594
5.25%, 11/15/2022	210,000	152,340
		624,237
LODGING — 0.1%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	200,000	154,724
5.75%, 7/1/2022 (b)	285,000	263,659
Hyatt Hotels Corp.:
4.38%, 9/15/2028	223,000	203,231
4.85%, 3/15/2026	25,000	24,103
Las Vegas Sands Corp.:
2.90%, 6/25/2025	470,000	408,477
3.20%, 8/8/2024	84,000	75,860
Marriott International, Inc.:
2.13%, 10/3/2022	135,000	120,901
3.60%, 4/15/2024 (b)	223,000	205,138
3.75%, 10/1/2025	150,000	139,708
Series R, 3.13%, 6/15/2026	200,000	183,534
Series X, 4.00%, 4/15/2028	300,000	276,213
Series Z, 4.15%, 12/1/2023	200,000	183,348
Sands China, Ltd.:
4.60%, 8/8/2023	797,000	813,243
5.13%, 8/8/2025	230,000	219,195
5.40%, 8/8/2028	580,000	539,614
		3,810,948
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	266,000	268,205
3.38%, 4/3/2023	116,000	116,285
3.80%, 4/3/2028	100,000	105,971
4.38%, 5/8/2042	485,000	494,928
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	272,000	271,494
1.93%, 10/1/2021	400,000	396,072
Series I, 2.65%, 5/17/2021	137,000	138,171
Series MTN, 1.95%, 11/18/2022	250,000	248,888
Series MTN, 2.85%, 6/1/2022	100,000	101,529
Series MTN, 2.85%, 5/17/2024	200,000	201,676
Series MTN, 2.90%, 3/15/2021	100,000	100,794
Series MTN, 2.95%, 2/26/2022	510,000	518,318
Series MTN, 3.15%, 9/7/2021	338,000	344,402
Security Description	Principal Amount	Value
Series MTN, 3.30%, 6/9/2024	$117,000	$120,748
Caterpillar, Inc.:
2.60%, 6/26/2022	140,000	141,267
2.60%, 9/19/2029 (b)	150,000	147,008
3.25%, 9/19/2049	145,000	145,328
3.80%, 8/15/2042	444,000	488,529
4.75%, 5/15/2064	300,000	349,461
6.05%, 8/15/2036	165,000	216,006
Oshkosh Corp. 4.60%, 5/15/2028	450,000	429,034
		5,344,114
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC:
4.20%, 1/15/2024 (b)	162,000	162,227
4.38%, 4/5/2022	199,000	196,487
4.88%, 4/1/2021	178,000	178,753
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	183,000	174,681
Crane Co.:
4.20%, 3/15/2048	100,000	96,954
4.45%, 12/15/2023	50,000	47,101
Deere & Co.:
2.60%, 6/8/2022	129,000	130,691
3.90%, 6/9/2042 (b)	105,000	113,669
Dover Corp.:
2.95%, 11/4/2029	20,000	20,960
3.15%, 11/15/2025 (b)	580,000	602,585
Flowserve Corp. 4.00%, 11/15/2023	295,000	294,832
John Deere Capital Corp.:
Series MTN, 1.20%, 4/6/2023	70,000	68,700
Series MTN, 1.75%, 3/9/2027	150,000	144,790
Series MTN, 1.95%, 6/13/2022	145,000	144,091
Series MTN, 2.05%, 1/9/2025 (b)	200,000	198,912
Series MTN, 2.15%, 9/8/2022	63,000	62,668
Series MTN, 2.25%, 9/14/2026	200,000	196,468
Series MTN, 2.30%, 6/7/2021	349,000	350,672
Series MTN, 2.45%, 1/9/2030	365,000	370,508
Series MTN, 2.60%, 3/7/2024	144,000	146,922
Series MTN, 2.65%, 6/24/2024	326,000	329,971
Series MTN, 2.65%, 6/10/2026	280,000	288,005
Series MTN, 2.70%, 1/6/2023	198,000	201,287
Series MTN, 2.80%, 3/4/2021	149,000	149,536
Series MTN, 2.80%, 9/8/2027	72,000	75,762
Series MTN, 2.80%, 7/18/2029	200,000	202,058
Series MTN, 2.95%, 4/1/2022	365,000	372,497
Series MTN, 3.05%, 1/6/2028	220,000	227,253

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 1/10/2022	$150,000	$153,190
Series MTN, 3.45%, 1/10/2024	100,000	104,081
nVent Finance Sarl 3.95%, 4/15/2023	60,000	62,626
Otis Worldwide Corp.:
2.06%, 4/5/2025 (c)	705,000	688,714
2.29%, 4/5/2027 (c)	180,000	172,172
2.57%, 2/15/2030 (c)	205,000	198,532
3.11%, 2/15/2040 (c)	500,000	468,705
3.36%, 2/15/2050 (c)	295,000	286,162
Rockwell Automation, Inc.:
2.88%, 3/1/2025	100,000	98,006
3.50%, 3/1/2029	99,000	103,891
Roper Technologies, Inc.:
2.35%, 9/15/2024	65,000	63,714
2.80%, 12/15/2021	387,000	385,897
3.80%, 12/15/2026	231,000	235,595
3.85%, 12/15/2025	25,000	26,284
Wabtec Corp.:
3.45%, 11/15/2026	261,000	239,293
4.95%, 9/15/2028	226,000	218,083
Xylem, Inc. 3.25%, 11/1/2026	430,000	453,757
		9,507,742
MEDIA — 0.8%
CBS Corp.:
2.50%, 2/15/2023	730,000	696,851
2.90%, 6/1/2023	140,000	134,792
3.38%, 3/1/2022	174,000	173,093
3.70%, 6/1/2028	450,000	407,169
4.00%, 1/15/2026	135,000	133,699
4.20%, 6/1/2029 (b)	108,000	103,978
4.85%, 7/1/2042	500,000	439,215
4.90%, 8/15/2044	413,000	366,418
7.88%, 7/30/2030	154,000	184,238
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.20%, 3/15/2028	217,000	220,596
4.46%, 7/23/2022	555,000	575,274
4.50%, 2/1/2024	330,000	340,784
4.80%, 3/1/2050	300,000	314,313
4.91%, 7/23/2025	823,000	873,335
5.05%, 3/30/2029	180,000	194,233
5.13%, 7/1/2049	730,000	775,581
5.38%, 4/1/2038	150,000	163,829
5.38%, 5/1/2047	635,000	694,919
5.75%, 4/1/2048	519,000	590,939
6.38%, 10/23/2035	302,000	358,996
6.48%, 10/23/2045	852,000	1,019,554
6.83%, 10/23/2055	120,000	144,702
Security Description	Principal Amount	Value
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	$16,000	$18,896
Comcast Corp.:
1.63%, 1/15/2022	250,000	250,698
2.35%, 1/15/2027	555,000	551,420
2.65%, 2/1/2030 (b)	584,000	600,440
2.75%, 3/1/2023	650,000	670,215
3.00%, 2/1/2024	295,000	309,013
3.13%, 7/15/2022	436,000	446,695
3.15%, 3/1/2026	1,040,000	1,086,748
3.15%, 2/15/2028	504,000	527,391
3.20%, 7/15/2036	737,000	767,593
3.30%, 2/1/2027	243,000	255,063
3.38%, 8/15/2025	222,000	235,613
3.45%, 2/1/2050	160,000	173,222
3.70%, 4/15/2024	1,198,000	1,285,238
3.90%, 3/1/2038	176,000	198,408
3.97%, 11/1/2047	488,000	561,424
4.00%, 8/15/2047	250,000	289,538
4.00%, 3/1/2048	306,000	353,751
4.00%, 11/1/2049	546,000	631,187
4.05%, 11/1/2052	252,000	298,524
4.15%, 10/15/2028	60,000	67,349
4.20%, 8/15/2034	329,000	374,596
4.25%, 10/15/2030	662,000	764,372
4.25%, 1/15/2033	489,000	567,592
4.40%, 8/15/2035	468,000	551,561
4.50%, 1/15/2043	335,000	389,022
4.60%, 10/15/2038	640,000	770,586
4.60%, 8/15/2045	428,000	519,387
4.65%, 7/15/2042	346,000	434,323
4.75%, 3/1/2044	150,000	188,268
4.95%, 10/15/2058	250,000	338,492
5.65%, 6/15/2035	495,000	657,553
6.40%, 5/15/2038	272,000	382,361
6.45%, 3/15/2037	100,000	138,208
Discovery Communications LLC:
2.95%, 3/20/2023	451,000	449,237
3.50%, 6/15/2022	122,000	121,962
3.80%, 3/13/2024	385,000	377,954
4.13%, 5/15/2029	278,000	267,394
4.38%, 6/15/2021	112,000	113,515
4.90%, 3/11/2026 (b)	143,000	148,853
4.95%, 5/15/2042	308,000	296,983
5.00%, 9/20/2037	290,000	290,162
5.20%, 9/20/2047	191,000	186,680
5.30%, 5/15/2049	125,000	125,894
6.35%, 6/1/2040	305,000	337,223
Fox Corp.:
3.67%, 1/25/2022	59,000	60,269
4.03%, 1/25/2024	349,000	362,545
4.71%, 1/25/2029	182,000	199,457
5.48%, 1/25/2039	483,000	559,716

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.58%, 1/25/2049	$160,000	$191,357
Grupo Televisa SAB:
5.00%, 5/13/2045	255,000	252,986
5.25%, 5/24/2049	556,000	573,108
6.13%, 1/31/2046	150,000	163,707
6.63%, 3/18/2025	397,000	435,910
6.63%, 1/15/2040	180,000	213,768
NBCUniversal Media LLC:
4.45%, 1/15/2043	590,000	699,309
5.95%, 4/1/2041	656,000	907,163
6.40%, 4/30/2040	100,000	139,309
TCI Communications, Inc. 7.88%, 2/15/2026	450,000	574,632
Thomson Reuters Corp. 5.85%, 4/15/2040	500,000	658,250
Time Warner Cable LLC:
4.50%, 9/15/2042	262,000	249,662
5.50%, 9/1/2041	290,000	304,167
5.88%, 11/15/2040	250,000	261,543
6.55%, 5/1/2037	385,000	454,862
6.75%, 6/15/2039	505,000	575,493
7.30%, 7/1/2038	520,000	641,352
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	259,000	262,737
3.00%, 2/13/2026	14,000	14,627
4.38%, 8/16/2041	400,000	466,856
Series GMTN, 4.13%, 6/1/2044 (b)	238,000	261,648
Series MTN, 1.85%, 7/30/2026	22,000	21,776
Series MTN, 2.35%, 12/1/2022	207,000	210,904
Series MTN, 2.45%, 3/4/2022	5,000	5,081
Series MTN, 2.95%, 6/15/2027 (b)	187,000	194,452
Series MTN, 3.70%, 12/1/2042	290,000	313,142
Series MTN, 3.75%, 6/1/2021	304,000	311,339
Viacom, Inc.:
3.88%, 12/15/2021	272,000	274,492
4.38%, 3/15/2043	528,000	461,377
ViacomCBS, Inc. 3.88%, 4/1/2024	155,000	151,973
Walt Disney Co 6.20%, 12/15/2034	230,000	315,305
Walt Disney Co.:
1.65%, 9/1/2022	105,000	105,552
1.75%, 8/30/2024	524,000	524,765
2.00%, 9/1/2029	603,000	586,381
2.75%, 9/1/2049	225,000	218,898
3.38%, 11/15/2026 (b)	300,000	313,839
3.70%, 9/15/2024	108,000	115,845
3.70%, 10/15/2025 (b)	613,000	667,465
4.75%, 9/15/2044	200,000	250,340
4.75%, 11/15/2046	25,000	31,711
5.40%, 10/1/2043	250,000	332,445
Security Description	Principal Amount	Value
6.65%, 11/15/2037	$154,000	$216,753
		42,385,380
METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	932,000	936,958
Timken Co.:
3.88%, 9/1/2024	95,000	96,598
4.50%, 12/15/2028	370,000	422,677
Valmont Industries, Inc. 5.25%, 10/1/2054	600,000	558,468
		2,014,701
MINING — 0.1%
Barrick Gold Corp. 5.25%, 4/1/2042	215,000	253,165
Barrick North America Finance LLC:
5.70%, 5/30/2041	331,000	401,556
5.75%, 5/1/2043	370,000	479,775
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	625,000	774,419
BHP Billiton Finance USA, Ltd. 2.88%, 2/24/2022	624,000	628,867
Kinross Gold Corp. 5.13%, 9/1/2021	129,000	129,252
Newmont Corp.:
2.25%, 10/1/2030	525,000	489,111
5.45%, 6/9/2044	150,000	183,304
5.88%, 4/1/2035	175,000	240,226
6.25%, 10/1/2039	126,000	155,182
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	170,000	200,192
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	898,000	948,162
Southern Copper Corp.:
3.50%, 11/8/2022	185,000	182,340
5.25%, 11/8/2042	295,000	299,611
5.88%, 4/23/2045	100,000	105,761
7.50%, 7/27/2035	545,000	645,242
Teck Resources, Ltd.:
6.00%, 8/15/2040	423,000	363,822
6.13%, 10/1/2035	200,000	183,576
6.25%, 7/15/2041	200,000	172,560
		6,836,123
MISCELLANEOUS MANUFACTURER — 0.2%
3M Co.:
1.75%, 2/14/2023 (b)	200,000	198,542
2.00%, 2/14/2025 (b)	200,000	205,214
2.88%, 10/15/2027	124,000	126,032
3.25%, 8/26/2049 (b)	164,000	171,533
Series MTN, 2.00%, 6/26/2022	106,000	106,053

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.75%, 3/1/2022	$260,000	$262,072
Series MTN, 3.00%, 9/14/2021	215,000	219,833
Series MTN, 3.00%, 8/7/2025	180,000	187,940
Series MTN, 3.25%, 2/14/2024	347,000	365,502
Series MTN, 3.38%, 3/1/2029 (b)	415,000	443,232
Series MTN, 3.88%, 6/15/2044	50,000	55,204
Carlisle Cos., Inc.:
2.75%, 3/1/2030	165,000	143,910
3.75%, 11/15/2022	150,000	151,981
Eaton Corp.:
3.10%, 9/15/2027 (b)	368,000	370,105
3.92%, 9/15/2047	50,000	51,575
4.00%, 11/2/2032	270,000	276,450
4.15%, 11/2/2042	172,000	191,113
General Electric Co.:
2.70%, 10/9/2022	476,000	468,341
3.38%, 3/11/2024	247,000	244,293
4.13%, 10/9/2042	275,000	265,829
Series A, 6.75%, 3/15/2032	1,000,000	1,205,290
Series GMTN, 3.10%, 1/9/2023 (b)	578,000	574,682
Series GMTN, 6.15%, 8/7/2037	347,000	406,452
Series GMTN, 6.88%, 1/10/2039	438,000	550,719
Series MTN, 5.88%, 1/14/2038	565,000	656,118
Hexcel Corp.:
3.95%, 2/15/2027	100,000	101,397
4.70%, 8/15/2025	25,000	28,441
Hillenbrand, Inc. 4.50%, 9/15/2026 (b)	199,000	198,690
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	325,000	342,914
3.90%, 9/1/2042 (b)	191,000	209,071
4.88%, 9/15/2041	100,000	115,531
Ingersoll-Rand Global Holding Co., Ltd.:
3.75%, 8/21/2028 (b)	117,000	117,640
4.30%, 2/21/2048	100,000	97,845
5.75%, 6/15/2043	190,000	228,477
Ingersoll-Rand Luxembourg Finance SA:
3.50%, 3/21/2026	100,000	101,932
3.80%, 3/21/2029	191,000	196,317
4.50%, 3/21/2049	100,000	109,253
Parker-Hannifin Corp.:
2.70%, 6/14/2024	146,000	144,993
3.25%, 3/1/2027	203,000	200,592
3.25%, 6/14/2029	176,000	178,805
4.00%, 6/14/2049	395,000	410,085
Security Description	Principal Amount	Value
Series MTN, 6.25%, 5/15/2038	$200,000	$258,690
Pentair Finance Sarl 4.50%, 7/1/2029	150,000	153,895
Textron, Inc.:
3.00%, 6/1/2030	150,000	140,835
3.65%, 3/15/2027	173,000	167,993
3.88%, 3/1/2025	55,000	55,017
3.90%, 9/17/2029	180,000	176,036
4.00%, 3/15/2026	50,000	48,800
		11,681,264
OFFICE FURNISHINGS — 0.0% (a)
Steelcase, Inc. 5.13%, 1/18/2029	411,000	463,061
OIL & GAS — 1.2%
Apache Corp.:
4.25%, 1/15/2030 (b)	200,000	107,830
4.25%, 1/15/2044	293,000	133,470
4.38%, 10/15/2028 (b)	26,000	14,126
4.75%, 4/15/2043	591,000	269,697
5.10%, 9/1/2040	495,000	236,471
5.25%, 2/1/2042	153,000	76,298
5.35%, 7/1/2049 (b)	200,000	95,102
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	603,000	590,807
2.75%, 5/10/2023	496,000	495,782
3.00%, 2/24/2050	300,000	280,092
3.02%, 1/16/2027	257,000	257,650
3.12%, 5/4/2026	151,000	151,661
3.22%, 11/28/2023	294,000	301,803
3.25%, 5/6/2022	156,000	157,482
3.41%, 2/11/2026	280,000	285,202
3.59%, 4/14/2027	174,000	174,339
3.79%, 2/6/2024	152,000	156,724
4.23%, 11/6/2028	410,000	442,263
4.74%, 3/11/2021	202,000	204,739
BP Capital Markets PLC:
3.06%, 3/17/2022	202,000	203,137
3.28%, 9/19/2027	920,000	925,180
3.51%, 3/17/2025	650,000	669,799
3.54%, 11/4/2024	117,000	119,739
3.72%, 11/28/2028	157,000	164,710
3.81%, 2/10/2024	252,000	261,190
3.99%, 9/26/2023	220,000	229,354
Burlington Resources LLC 5.95%, 10/15/2036 (b)	320,000	360,842
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	173,000	150,216
3.45%, 11/15/2021	312,000	292,254
3.85%, 6/1/2027	266,000	208,964
6.25%, 3/15/2038	190,000	147,588
6.50%, 2/15/2037	250,000	200,757

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 2/1/2039	$200,000	$154,228
Series GMTN, 4.95%, 6/1/2047	200,000	143,604
Cenovus Energy, Inc.:
4.25%, 4/15/2027 (b)	80,000	38,852
5.25%, 6/15/2037	139,000	62,733
5.40%, 6/15/2047	235,000	106,779
6.75%, 11/15/2039	305,000	147,989
Chevron Corp.:
2.10%, 5/16/2021	357,000	358,157
2.41%, 3/3/2022	244,000	245,764
2.57%, 5/16/2023	279,000	285,757
2.90%, 3/3/2024	227,000	235,074
3.19%, 6/24/2023	257,000	268,735
3.33%, 11/17/2025 (b)	150,000	160,035
Cimarex Energy Co.:
3.90%, 5/15/2027	202,000	135,613
4.38%, 3/15/2029 (b)	554,000	371,623
CNOOC Finance 2013, Ltd.:
2.88%, 9/30/2029	325,000	335,325
4.25%, 5/9/2043	200,000	229,690
CNOOC Finance 2015 Australia Pty, Ltd. 4.20%, 5/5/2045	150,000	171,585
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	400,000	422,916
4.38%, 5/2/2028 (b)	190,000	216,739
CNOOC Finance, Ltd. 3.00%, 5/9/2023	947,000	968,601
CNOOC Nexen Finance 2014 ULC:
4.25%, 4/30/2024	235,000	252,954
4.88%, 4/30/2044	400,000	501,892
Concho Resources, Inc.:
3.75%, 10/1/2027	428,000	361,044
4.30%, 8/15/2028	200,000	172,524
4.85%, 8/15/2048 (b)	75,000	57,142
ConocoPhillips Co.:
4.30%, 11/15/2044	250,000	222,937
4.95%, 3/15/2026	188,000	200,310
5.90%, 10/15/2032	188,000	217,986
6.50%, 2/1/2039	595,000	745,624
ConocoPhillips Holding Co. 6.95%, 4/15/2029	541,000	660,696
Devon Energy Corp.:
4.75%, 5/15/2042	562,000	360,175
5.00%, 6/15/2045	375,000	240,180
5.60%, 7/15/2041	250,000	158,578
Diamondback Energy, Inc.:
2.88%, 12/1/2024	225,000	156,951
3.25%, 12/1/2026	175,000	124,124
3.50%, 12/1/2029	252,000	173,147
Ecopetrol SA:
4.13%, 1/16/2025	574,000	532,253
5.88%, 9/18/2023	445,000	437,551
Security Description	Principal Amount	Value
5.88%, 5/28/2045	$100,000	$88,417
Encana Corp.:
6.50%, 8/15/2034	580,000	271,921
6.50%, 2/1/2038	600,000	257,394
7.38%, 11/1/2031	200,000	93,492
Eni USA, Inc. 7.30%, 11/15/2027	300,000	341,013
EOG Resources, Inc.:
3.90%, 4/1/2035 (b)	605,000	611,050
4.15%, 1/15/2026 (b)	85,000	87,669
Equinor ASA:
2.45%, 1/17/2023 (b)	218,000	220,740
2.65%, 1/15/2024 (b)	35,000	35,544
3.15%, 1/23/2022	259,000	261,217
3.25%, 11/18/2049	135,000	134,307
3.70%, 3/1/2024	1,495,000	1,567,074
4.25%, 11/23/2041	150,000	162,903
4.80%, 11/8/2043	115,000	135,204
Exxon Mobil Corp.:
1.90%, 8/16/2022	102,000	102,231
2.02%, 8/16/2024 (b)	200,000	200,100
2.22%, 3/1/2021	780,000	779,906
2.28%, 8/16/2026 (b)	172,000	173,741
2.40%, 3/6/2022	5,000	5,054
2.71%, 3/6/2025	1,043,000	1,083,229
2.73%, 3/1/2023 (b)	535,000	551,783
3.04%, 3/1/2026	216,000	227,817
3.10%, 8/16/2049 (b)	214,000	217,497
3.18%, 3/15/2024	323,000	336,592
4.11%, 3/1/2046	336,000	392,831
4.33%, 3/19/2050	2,000,000	2,460,740
Hess Corp.:
5.60%, 2/15/2041	350,000	240,212
5.80%, 4/1/2047	227,000	152,732
6.00%, 1/15/2040	240,000	172,037
7.13%, 3/15/2033	500,000	407,695
7.88%, 10/1/2029	100,000	83,202
HollyFrontier Corp. 5.88%, 4/1/2026	300,000	260,145
Husky Energy, Inc.:
3.95%, 4/15/2022	163,000	143,261
4.40%, 4/15/2029	419,000	290,983
6.80%, 9/15/2037	200,000	167,634
Marathon Oil Corp.:
6.60%, 10/1/2037	765,000	498,046
6.80%, 3/15/2032	230,000	190,596
Marathon Petroleum Corp.:
3.80%, 4/1/2028 (b)	190,000	156,995
4.50%, 4/1/2048	300,000	211,722
4.75%, 12/15/2023	300,000	283,854
4.75%, 9/15/2044 (b)	260,000	203,429
5.00%, 9/15/2054	125,000	90,655
5.13%, 12/15/2026	50,000	48,947
6.50%, 3/1/2041	409,000	384,979

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Newfield Exploration Co. 5.38%, 1/1/2026	$240,000	$125,386
Nexen, Inc.:
5.88%, 3/10/2035	200,000	271,818
6.40%, 5/15/2037	511,000	690,714
7.88%, 3/15/2032	257,000	391,306
Noble Energy, Inc.:
3.25%, 10/15/2029	200,000	128,836
3.90%, 11/15/2024	176,000	141,840
4.20%, 10/15/2049	200,000	108,092
4.95%, 8/15/2047	335,000	196,943
5.25%, 11/15/2043	485,000	303,072
Occidental Petroleum Corp.:
3.50%, 6/15/2025	55,000	28,040
3.50%, 8/15/2029 (b)	0	—
4.10%, 2/15/2047	140,000	59,343
4.20%, 3/15/2048	200,000	86,224
4.30%, 8/15/2039	375,000	157,661
4.40%, 4/15/2046	95,000	40,686
5.55%, 3/15/2026	430,000	226,464
6.20%, 3/15/2040	380,000	171,285
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (b)	314,000	122,890
5.15%, 11/15/2029	100,000	40,060
Petro-Canada 6.80%, 5/15/2038	555,000	544,200
Petroleos Mexicanos:
3.50%, 1/30/2023 (b)	1,048,000	846,239
4.25%, 1/15/2025 (b)	577,000	427,834
4.50%, 1/23/2026 (b)	331,000	240,783
4.63%, 9/21/2023 (b)	290,000	234,192
4.88%, 1/18/2024 (b)	810,000	638,572
5.35%, 2/12/2028	506,000	348,771
5.38%, 3/13/2022	105,000	89,355
5.50%, 6/27/2044	726,000	449,082
5.63%, 1/23/2046	645,000	392,566
5.95%, 1/28/2031 (c)	1,542,000	1,052,508
6.35%, 2/12/2048	917,000	571,850
6.38%, 1/23/2045	622,000	389,409
6.49%, 1/23/2027 (c)	100,000	73,687
6.50%, 3/13/2027 (b)	931,000	689,368
6.50%, 1/23/2029	451,000	324,896
6.50%, 6/2/2041	445,000	283,634
6.63%, 6/15/2035	231,000	154,514
6.75%, 9/21/2047	562,000	362,024
6.84%, 1/23/2030 (c)	225,000	162,437
6.88%, 8/4/2026	706,000	534,513
6.95%, 1/28/2060 (c)	630,000	423,555
7.69%, 1/23/2050 (c)	160,000	108,739
Phillips 66:
3.90%, 3/15/2028 (b)	239,000	230,229
4.30%, 4/1/2022	284,000	283,898
4.88%, 11/15/2044	450,000	454,234
5.88%, 5/1/2042	289,000	277,778
Security Description	Principal Amount	Value
Pioneer Natural Resources Co. 4.45%, 1/15/2026	$68,000	$67,045
Shell International Finance B.V.:
1.75%, 9/12/2021	194,000	192,529
1.88%, 5/10/2021	245,000	243,630
2.00%, 11/7/2024 (b)	228,000	224,920
2.38%, 11/7/2029	365,000	360,489
2.50%, 9/12/2026	395,000	403,564
2.88%, 5/10/2026	248,000	255,693
3.13%, 11/7/2049	250,000	248,270
3.25%, 5/11/2025	667,000	699,343
3.40%, 8/12/2023 (b)	293,000	305,432
3.50%, 11/13/2023	559,000	585,100
3.63%, 8/21/2042	185,000	197,597
3.88%, 11/13/2028	280,000	306,552
4.00%, 5/10/2046	590,000	658,399
4.13%, 5/11/2035	434,000	497,854
4.38%, 5/11/2045	802,000	947,258
4.55%, 8/12/2043	185,000	212,805
6.38%, 12/15/2038	470,000	676,034
Suncor Energy, Inc.:
3.60%, 12/1/2024	221,000	216,746
4.00%, 11/15/2047	518,000	478,673
7.15%, 2/1/2032	200,000	230,576
Total Capital International SA:
2.22%, 7/12/2021	198,000	198,285
2.43%, 1/10/2025	319,000	319,941
2.70%, 1/25/2023	126,000	127,630
2.75%, 6/19/2021	242,000	243,604
2.88%, 2/17/2022	488,000	491,538
3.46%, 2/19/2029 (b)	588,000	623,304
3.46%, 7/12/2049	395,000	409,121
3.70%, 1/15/2024	164,000	171,943
3.75%, 4/10/2024	193,000	204,366
Total Capital SA 3.88%, 10/11/2028	212,000	229,884
Valero Energy Corp.:
3.65%, 3/15/2025	35,000	34,122
4.00%, 4/1/2029	875,000	813,662
4.90%, 3/15/2045 (b)	155,000	157,930
6.63%, 6/15/2037	351,000	368,575
7.50%, 4/15/2032	100,000	109,194
		60,178,860
OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	325,000	285,148
4.08%, 12/15/2047	464,000	380,766
Halliburton Co.:
2.92%, 3/1/2030	200,000	155,848
3.50%, 8/1/2023	17,000	16,048
5.00%, 11/15/2045	453,000	349,852
6.70%, 9/15/2038	480,000	416,448

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.45%, 9/15/2039	$330,000	$292,208
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	377,000	340,461
3.60%, 12/1/2029	200,000	150,456
Schlumberger Investment SA 3.65%, 12/1/2023	294,000	292,010
		2,679,245
PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 4.50%, 10/15/2021 (c)	100,000	101,848
Packaging Corp. of America:
3.00%, 12/15/2029	100,000	97,283
3.40%, 12/15/2027	177,000	184,294
4.05%, 12/15/2049 (b)	50,000	49,290
4.50%, 11/1/2023	131,000	137,429
Sonoco Products Co. 5.75%, 11/1/2040	105,000	123,453
WestRock RKT LLC 4.00%, 3/1/2023	100,000	102,177
WRKCo, Inc.:
3.00%, 9/15/2024	270,000	261,233
3.38%, 9/15/2027	650,000	633,692
3.90%, 6/1/2028	65,000	65,604
4.00%, 3/15/2028	178,000	185,008
4.20%, 6/1/2032	50,000	51,789
		1,993,100
PHARMACEUTICALS — 1.7%
AbbVie, Inc.:
2.15%, 11/19/2021 (c)	380,000	379,438
2.30%, 11/21/2022 (c)	240,000	239,237
2.60%, 11/21/2024 (c)	390,000	393,756
2.90%, 11/6/2022	732,000	740,052
2.95%, 11/21/2026 (c)	1,085,000	1,098,063
3.20%, 11/21/2029 (c)	1,225,000	1,217,956
3.60%, 5/14/2025	1,644,000	1,715,004
3.75%, 11/14/2023	500,000	520,180
4.05%, 11/21/2039 (c)	705,000	730,895
4.25%, 11/14/2028 (b)	544,000	585,083
4.25%, 11/21/2049 (c)	1,070,000	1,139,946
4.30%, 5/14/2036	795,000	855,078
4.40%, 11/6/2042	324,000	361,649
4.45%, 5/14/2046	903,000	981,128
4.50%, 5/14/2035	1,080,000	1,204,319
4.88%, 11/14/2048	45,000	52,190
Allergan Finance LLC 3.25%, 10/1/2022	427,000	429,729
Allergan Funding SCS:
3.45%, 3/15/2022	90,000	90,553
3.80%, 3/15/2025	590,000	605,393
3.85%, 6/15/2024	201,000	207,802
4.55%, 3/15/2035	1,180,000	1,331,949
4.75%, 3/15/2045	574,000	598,378
Security Description	Principal Amount	Value
4.85%, 6/15/2044	$300,000	$350,196
AmerisourceBergen Corp.:
3.25%, 3/1/2025	200,000	201,354
3.45%, 12/15/2027 (b)	113,000	113,563
3.50%, 11/15/2021	125,000	125,961
4.30%, 12/15/2047	542,000	566,981
AstraZeneca PLC:
2.38%, 6/12/2022	468,000	469,348
3.13%, 6/12/2027	312,000	327,934
3.38%, 11/16/2025	416,000	435,361
3.50%, 8/17/2023	132,000	139,020
4.00%, 9/18/2042	191,000	222,981
4.38%, 11/16/2045	257,000	317,313
4.38%, 8/17/2048	161,000	199,086
6.45%, 9/15/2037	509,000	721,426
Becton Dickinson and Co.:
2.89%, 6/6/2022	870,000	864,258
3.13%, 11/8/2021	285,000	286,436
3.36%, 6/6/2024	596,000	591,745
3.70%, 6/6/2027	989,000	1,000,314
3.73%, 12/15/2024	78,000	80,421
4.67%, 6/6/2047	512,000	554,568
Bristol-Myers Squibb Co.:
2.25%, 8/15/2021 (c)	520,000	523,796
2.55%, 5/14/2021 (c)	338,000	342,103
2.60%, 5/16/2022 (c)	442,000	451,406
2.75%, 2/15/2023 (c)	54,000	55,171
2.90%, 7/26/2024 (c)	615,000	637,294
3.20%, 6/15/2026 (c)	504,000	535,656
3.25%, 8/15/2022 (c)	255,000	263,588
3.25%, 2/20/2023 (c)	100,000	103,600
3.25%, 8/1/2042	187,000	206,904
3.40%, 7/26/2029 (c)	869,000	957,421
3.45%, 11/15/2027 (c)	150,000	159,691
3.55%, 8/15/2022 (c)	537,000	557,395
3.63%, 5/15/2024 (c)	585,000	620,153
3.90%, 2/20/2028 (c)	250,000	277,130
4.00%, 8/15/2023 (b) (c)	991,000	1,057,803
4.13%, 6/15/2039 (c)	125,000	149,749
4.25%, 10/26/2049 (c)	243,000	306,851
4.35%, 11/15/2047 (c)	281,000	352,093
4.50%, 3/1/2044 (b)	254,000	328,600
4.55%, 2/20/2048 (c)	250,000	318,260
4.63%, 5/15/2044 (c)	473,000	593,360
5.00%, 8/15/2045 (c)	256,000	341,568
7.15%, 6/15/2023 (b)	350,000	405,937
Cardinal Health, Inc.:
2.62%, 6/15/2022	334,000	335,727
3.08%, 6/15/2024	320,000	316,621
4.37%, 6/15/2047	200,000	200,624
4.50%, 11/15/2044	925,000	851,675
Cigna Corp.:
2.40%, 3/15/2030	450,000	428,355
3.05%, 11/30/2022 (c)	206,000	208,161
3.05%, 10/15/2027 (c)	455,000	448,230

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 3/15/2040	$315,000	$296,544
3.25%, 4/15/2025 (c)	703,000	700,561
3.40%, 9/17/2021	491,000	500,339
3.40%, 3/15/2050	250,000	238,977
3.88%, 10/15/2047 (c)	170,000	169,713
4.13%, 11/15/2025	349,000	372,701
4.38%, 10/15/2028	974,000	1,046,719
4.90%, 12/15/2048	259,000	309,412
6.13%, 11/15/2041 (c)	340,000	429,277
CVS Health Corp.:
2.13%, 6/1/2021	245,000	244,441
2.63%, 8/15/2024	655,000	656,408
2.88%, 6/1/2026	312,000	314,739
3.00%, 8/15/2026 (b)	165,000	166,185
3.25%, 8/15/2029	645,000	644,607
3.38%, 8/12/2024	1,000,000	1,023,650
3.75%, 4/1/2030	1,500,000	1,547,940
3.88%, 7/20/2025	675,000	698,287
4.00%, 12/5/2023	134,000	140,215
4.10%, 3/25/2025	1,320,000	1,396,296
4.30%, 3/25/2028	2,359,000	2,500,705
4.78%, 3/25/2038	1,358,000	1,499,544
4.88%, 7/20/2035	2,000	2,252
5.05%, 3/25/2048	1,405,000	1,604,285
5.13%, 7/20/2045	114,000	130,692
5.30%, 12/5/2043	1,050,000	1,238,569
Eli Lilly & Co.:
2.75%, 6/1/2025	79,000	81,996
3.38%, 3/15/2029	225,000	248,470
3.95%, 5/15/2047 (b)	300,000	334,749
3.95%, 3/15/2049	231,000	290,614
4.15%, 3/15/2059	351,000	450,449
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	168,000	172,373
2.88%, 6/1/2022	228,000	234,826
3.00%, 6/1/2024	362,000	379,162
3.38%, 6/1/2029	309,000	332,367
GlaxoSmithKline Capital, Inc.:
3.38%, 5/15/2023	317,000	333,278
3.63%, 5/15/2025	423,000	458,287
4.20%, 3/18/2043	476,000	548,823
5.38%, 4/15/2034	480,000	614,064
6.38%, 5/15/2038	424,000	627,944
Johnson & Johnson:
1.65%, 3/1/2021 (b)	170,000	170,626
2.05%, 3/1/2023	105,000	107,786
2.25%, 3/3/2022	231,000	237,193
2.45%, 12/5/2021	474,000	484,163
2.45%, 3/1/2026 (b)	444,000	473,881
2.63%, 1/15/2025	367,000	391,626
2.90%, 1/15/2028	306,000	334,993
2.95%, 3/3/2027	215,000	234,430
3.55%, 5/15/2021	349,000	360,887
3.63%, 3/3/2037	200,000	233,596
3.70%, 3/1/2046	416,000	507,549
Security Description	Principal Amount	Value
4.38%, 12/5/2033	$279,000	$359,597
4.85%, 5/15/2041	100,000	137,878
McKesson Corp.:
2.85%, 3/15/2023 (b)	210,000	212,541
3.80%, 3/15/2024 (b)	200,000	207,190
3.95%, 2/16/2028	261,000	275,151
4.75%, 5/30/2029	174,000	197,431
6.00%, 3/1/2041 (b)	115,000	141,719
Merck & Co., Inc.:
2.35%, 2/10/2022	490,000	500,971
2.80%, 5/18/2023	472,000	488,213
2.90%, 3/7/2024 (b)	261,000	272,614
3.40%, 3/7/2029	303,000	333,761
3.70%, 2/10/2045	493,000	589,130
3.90%, 3/7/2039	371,000	443,163
4.00%, 3/7/2049	185,000	231,814
4.15%, 5/18/2043	154,000	197,665
6.50%, 12/1/2033	176,000	251,559
6.55%, 9/15/2037	300,000	438,717
Mylan NV:
3.15%, 6/15/2021	400,000	394,984
3.95%, 6/15/2026	285,000	289,480
5.25%, 6/15/2046	499,000	503,990
Mylan, Inc.:
4.55%, 4/15/2028 (b)	287,000	291,385
5.20%, 4/15/2048	497,000	494,843
5.40%, 11/29/2043 (b)	475,000	496,978
Novartis Capital Corp.:
1.75%, 2/14/2025	400,000	404,496
2.00%, 2/14/2027	400,000	403,280
2.20%, 8/14/2030	400,000	409,156
2.40%, 5/17/2022	444,000	454,523
2.40%, 9/21/2022	341,000	348,550
2.75%, 8/14/2050 (b)	265,000	274,431
3.00%, 11/20/2025 (b)	239,000	256,550
3.40%, 5/6/2024	726,000	777,597
4.00%, 11/20/2045	180,000	224,716
4.40%, 5/6/2044	470,000	614,567
Perrigo Finance Unlimited Co. 4.90%, 12/15/2044	465,000	446,605
Pfizer, Inc.:
1.95%, 6/3/2021	469,000	472,442
2.75%, 6/3/2026	207,000	218,155
2.95%, 3/15/2024	200,000	211,750
3.00%, 9/15/2021	120,000	122,520
3.00%, 12/15/2026 (b)	122,000	131,244
3.20%, 9/15/2023	320,000	336,214
3.40%, 5/15/2024	191,000	205,394
3.45%, 3/15/2029	432,000	475,559
3.90%, 3/15/2039	773,000	895,149
4.00%, 12/15/2036	325,000	373,451
4.00%, 3/15/2049	300,000	367,431
4.10%, 9/15/2038	340,000	397,814
4.13%, 12/15/2046	300,000	367,437
4.20%, 9/15/2048	185,000	234,166

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.40%, 5/15/2044	$526,000	$662,991
7.20%, 3/15/2039	560,000	901,303
Pharmacia LLC 6.60%, 12/1/2028 (b)	280,000	371,092
Sanofi:
3.38%, 6/19/2023 (b)	450,000	474,826
4.00%, 3/29/2021	201,000	204,491
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	634,000	628,484
2.88%, 9/23/2023	434,000	438,470
3.20%, 9/23/2026	564,000	573,960
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	988,000	1,044,790
Wyeth LLC:
5.95%, 4/1/2037	517,000	731,576
6.00%, 2/15/2036	216,000	301,160
6.45%, 2/1/2024	240,000	276,427
Zoetis, Inc.:
3.00%, 9/12/2027	151,000	153,277
3.25%, 8/20/2021	25,000	25,126
3.90%, 8/20/2028	155,000	170,522
3.95%, 9/12/2047	202,000	206,450
4.50%, 11/13/2025	483,000	498,953
4.70%, 2/1/2043	130,000	154,415
		86,890,440
PIPELINES — 0.7%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	5,000	5,642
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	340,000	294,188
4.45%, 7/15/2027	318,000	238,373
5.95%, 6/1/2026	85,000	77,212
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (c)	380,000	288,815
5.88%, 3/31/2025	300,000	252,198
7.00%, 6/30/2024	300,000	263,268
Columbia Pipeline Group, Inc.:
4.50%, 6/1/2025	201,000	203,183
5.80%, 6/1/2045 (b)	50,000	53,310
Enable Midstream Partners L.P.:
3.90%, 5/15/2024 (b)	165,000	91,512
4.15%, 9/15/2029	247,000	111,152
4.40%, 3/15/2027	308,000	153,021
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	220,000	212,835
5.88%, 10/15/2025	115,000	105,274
Series B, 7.50%, 4/15/2038	115,000	126,048
Enbridge, Inc.:
2.50%, 1/15/2025	300,000	272,571
2.90%, 7/15/2022	105,000	100,673
3.13%, 11/15/2029	460,000	418,513
3.70%, 7/15/2027	614,000	584,098
Security Description	Principal Amount	Value
4.25%, 12/1/2026	$294,000	$266,208
5.50%, 12/1/2046	145,000	148,461
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	95,000	80,247
3.60%, 2/1/2023	227,000	200,452
3.75%, 5/15/2030	205,000	159,359
4.05%, 3/15/2025	353,000	313,227
4.20%, 4/15/2027	112,000	87,537
4.75%, 1/15/2026	633,000	555,533
5.00%, 5/15/2050	115,000	90,345
5.15%, 2/1/2043	250,000	168,818
5.15%, 3/15/2045	542,000	421,145
5.20%, 2/1/2022	327,000	308,099
5.30%, 4/15/2047	270,000	206,515
5.50%, 6/1/2027	100,000	87,603
5.88%, 1/15/2024	30,000	29,216
5.95%, 10/1/2043	250,000	201,188
6.05%, 6/1/2041	300,000	263,529
6.50%, 2/1/2042	228,000	200,706
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	300,000	270,885
5.00%, 10/1/2022	179,000	163,345
5.88%, 3/1/2022	89,000	81,326
Enterprise Products Operating LLC:
2.85%, 4/15/2021	91,000	89,909
3.13%, 7/31/2029	245,000	222,906
3.50%, 2/1/2022	168,000	165,882
3.70%, 2/15/2026	300,000	297,189
3.75%, 2/15/2025	205,000	204,816
3.95%, 2/15/2027	175,000	156,062
4.05%, 2/15/2022	120,000	120,748
4.15%, 10/16/2028	347,000	344,682
4.20%, 1/31/2050	480,000	452,294
4.45%, 2/15/2043	430,000	406,135
4.85%, 3/15/2044	280,000	286,384
4.90%, 5/15/2046	194,000	187,507
4.95%, 10/15/2054	169,000	141,201
5.70%, 2/15/2042	50,000	51,872
5.95%, 2/1/2041	446,000	425,141
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	730,000	488,406
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	731,000	489,763
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	343,000	236,070
Kinder Morgan Energy Partners L.P.:
3.95%, 9/1/2022	283,000	280,303
4.25%, 9/1/2024	250,000	245,388
4.30%, 5/1/2024	300,000	300,660

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/2043	$200,000	$183,584
5.50%, 3/1/2044	350,000	340,617
5.63%, 9/1/2041	100,000	97,170
5.80%, 3/15/2035	325,000	278,736
6.38%, 3/1/2041	400,000	336,940
6.50%, 9/1/2039	244,000	214,754
Kinder Morgan, Inc.:
4.30%, 6/1/2025	960,000	978,595
4.30%, 3/1/2028	331,000	327,640
5.20%, 3/1/2048 (b)	92,000	93,503
5.55%, 6/1/2045	315,000	326,819
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	200,000	170,200
4.20%, 10/3/2047	163,000	130,556
4.85%, 2/1/2049	200,000	186,050
5.00%, 3/1/2026	59,000	58,441
MPLX L.P.:
3.50%, 12/1/2022 (c)	385,000	371,721
4.00%, 2/15/2025	120,000	100,398
4.00%, 3/15/2028 (b)	426,000	359,778
4.25%, 12/1/2027 (c)	135,000	106,036
4.50%, 4/15/2038	200,000	143,482
4.70%, 4/15/2048	110,000	85,040
4.88%, 6/1/2025	136,000	113,725
4.90%, 4/15/2058	25,000	17,059
5.20%, 3/1/2047	340,000	268,481
5.20%, 12/1/2047 (c)	200,000	160,438
5.25%, 1/15/2025 (c)	453,000	419,813
5.50%, 2/15/2049	550,000	473,137
ONEOK Partners L.P. 6.13%, 2/1/2041	360,000	332,330
ONEOK, Inc.:
2.20%, 9/15/2025	200,000	155,284
2.75%, 9/1/2024	200,000	175,202
3.10%, 3/15/2030	200,000	152,202
4.00%, 7/13/2027	264,000	213,436
4.25%, 2/1/2022	246,000	237,075
4.35%, 3/15/2029	278,000	226,962
4.45%, 9/1/2049	80,000	62,185
4.50%, 3/15/2050	200,000	151,880
4.55%, 7/15/2028	443,000	376,771
7.50%, 9/1/2023	100,000	98,113
Phillips 66 Partners L.P.:
2.45%, 12/15/2024	100,000	88,055
3.15%, 12/15/2029	200,000	163,356
3.55%, 10/1/2026	57,000	51,497
3.75%, 3/1/2028	247,000	227,648
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	355,000	285,690
3.55%, 12/15/2029	455,000	322,181
3.65%, 6/1/2022	146,000	133,864
4.30%, 1/31/2043	175,000	109,902
4.65%, 10/15/2025	473,000	381,389
Security Description	Principal Amount	Value
4.90%, 2/15/2045	$500,000	$345,825
5.15%, 6/1/2042	135,000	91,947
Sabine Pass Liquefaction LLC:
5.00%, 3/15/2027	664,000	585,396
5.63%, 4/15/2023	377,000	350,636
5.63%, 3/1/2025	323,000	306,285
5.75%, 5/15/2024	538,000	499,205
5.88%, 6/30/2026	227,000	206,216
6.25%, 3/15/2022	172,000	166,814
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	441,000	407,541
5.95%, 9/25/2043	100,000	111,168
Sunoco Logistics Partners Operations L.P.:
3.90%, 7/15/2026	130,000	108,389
4.00%, 10/1/2027	378,000	298,866
4.40%, 4/1/2021	50,000	48,377
4.65%, 2/15/2022	176,000	165,929
4.95%, 1/15/2043	200,000	145,860
5.35%, 5/15/2045	1,760,000	1,345,590
5.40%, 10/1/2047	520,000	410,140
TC PipeLines L.P.:
3.90%, 5/25/2027	350,000	333,676
4.38%, 3/13/2025	83,000	84,294
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	200,000	228,766
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	459,000	443,770
4.63%, 3/1/2034	335,000	308,160
4.75%, 5/15/2038	150,000	145,623
4.88%, 1/15/2026 (b)	191,000	207,012
5.00%, 10/16/2043	370,000	383,305
5.10%, 3/15/2049 (b)	300,000	336,795
5.85%, 3/15/2036	189,000	195,564
6.10%, 6/1/2040	150,000	163,278
6.20%, 10/15/2037	136,000	158,602
7.25%, 8/15/2038 (b)	325,000	365,716
7.63%, 1/15/2039 (b)	479,000	565,689
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	224,000	205,540
7.85%, 2/1/2026	410,000	454,186
Valero Energy Partners L.P. 4.38%, 12/15/2026	129,000	102,053
Western Midstream Operating L.P.:
5.30%, 3/1/2048	100,000	40,300
5.38%, 6/1/2021 (b)	0	—
Williams Cos., Inc.:
3.35%, 8/15/2022	391,000	372,568
3.70%, 1/15/2023	173,000	159,186
3.90%, 1/15/2025	69,000	60,585
4.00%, 9/15/2025	166,000	146,372
4.30%, 3/4/2024	473,000	431,631
4.55%, 6/24/2024	245,000	225,515
4.85%, 3/1/2048	365,000	341,136

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.90%, 1/15/2045	$135,000	$117,063
5.10%, 9/15/2045	702,000	637,655
5.75%, 6/24/2044	215,000	208,361
6.30%, 4/15/2040	255,000	255,036
7.88%, 9/1/2021	370,000	353,550
		37,661,854
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	316,000	324,282
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Alexandria Real Estate Equities, Inc.:
3.45%, 4/30/2025	158,000	160,683
3.95%, 1/15/2027	50,000	50,619
4.00%, 2/1/2050	200,000	186,792
4.50%, 7/30/2029	265,000	285,328
4.70%, 7/1/2030	185,000	188,857
4.85%, 4/15/2049	155,000	163,423
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	140,000	131,285
3.30%, 7/15/2026	316,000	311,958
3.75%, 4/15/2023	250,000	254,172
4.13%, 7/1/2024	50,000	52,044
American Tower Corp.:
2.25%, 1/15/2022	100,000	98,142
2.40%, 3/15/2025	200,000	197,066
2.75%, 1/15/2027	206,000	200,255
2.90%, 1/15/2030	95,000	91,233
2.95%, 1/15/2025	236,000	234,365
3.00%, 6/15/2023	493,000	476,386
3.13%, 1/15/2027	120,000	116,290
3.38%, 5/15/2024	242,000	240,756
3.50%, 1/31/2023	188,000	189,775
3.60%, 1/15/2028	385,000	380,291
3.70%, 10/15/2049	210,000	193,994
3.95%, 3/15/2029	422,000	439,019
4.00%, 6/1/2025	187,000	192,531
4.40%, 2/15/2026	94,000	100,690
4.70%, 3/15/2022	202,000	206,860
5.00%, 2/15/2024	282,000	298,641
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 5/11/2026 (b)	493,000	482,391
Series GMTN, 3.45%, 6/1/2025	100,000	102,160
Series GMTN, 3.50%, 11/15/2024	200,000	202,144
Series MTN, 3.20%, 1/15/2028	470,000	470,268
Series MTN, 3.30%, 6/1/2029	115,000	115,581
Series MTN, 3.35%, 5/15/2027	65,000	65,198
Security Description	Principal Amount	Value
Series MTN, 4.15%, 7/1/2047	$50,000	$52,490
Series MTN, 4.35%, 4/15/2048	325,000	359,235
Boston Properties L.P.:
2.75%, 10/1/2026	637,000	607,252
3.40%, 6/21/2029	735,000	715,118
3.65%, 2/1/2026	396,000	397,006
4.13%, 5/15/2021	174,000	175,275
4.50%, 12/1/2028	164,000	179,934
Brandywine Operating Partnership L.P.:
4.10%, 10/1/2024	218,000	220,930
4.55%, 10/1/2029	213,000	224,783
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	100,000	91,603
3.90%, 3/15/2027	50,000	47,811
4.13%, 6/15/2026	186,000	193,961
4.13%, 5/15/2029	150,000	152,311
Camden Property Trust:
3.15%, 7/1/2029	161,000	157,360
3.35%, 11/1/2049	175,000	148,571
Corporate Office Properties L.P.:
3.60%, 5/15/2023	60,000	58,756
5.00%, 7/1/2025	280,000	314,678
Crown Castle International Corp.:
3.20%, 9/1/2024	225,000	220,156
3.65%, 9/1/2027 (b)	341,000	345,297
3.70%, 6/15/2026	296,000	304,735
3.80%, 2/15/2028	495,000	501,519
4.00%, 3/1/2027	112,000	116,066
4.00%, 11/15/2049	173,000	167,204
4.45%, 2/15/2026	327,000	341,434
4.75%, 5/15/2047	183,000	190,113
5.20%, 2/15/2049	50,000	53,792
5.25%, 1/15/2023	165,000	171,306
CubeSmart L.P.:
3.00%, 2/15/2030	450,000	420,480
4.38%, 12/15/2023 (b)	65,000	69,477
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	125,000	120,619
3.45%, 11/15/2029	145,000	129,346
Digital Realty Trust L.P.:
3.60%, 7/1/2029	113,000	111,156
3.70%, 8/15/2027	243,000	241,311
4.45%, 7/15/2028	275,000	274,013
Duke Realty L.P.:
3.25%, 6/30/2026 (b)	247,000	246,985
3.38%, 12/15/2027	171,000	171,711
3.75%, 12/1/2024	125,000	127,088
EPR Properties:
3.75%, 8/15/2029	250,000	182,580
4.50%, 6/1/2027	144,000	130,123
Equinix, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 11/18/2024	$160,000	$152,912
2.90%, 11/18/2026 (b)	115,000	106,411
3.20%, 11/18/2029	115,000	107,916
5.38%, 5/15/2027	385,000	383,841
5.88%, 1/15/2026	196,000	199,857
ERP Operating L.P.:
2.50%, 2/15/2030	100,000	92,585
2.85%, 11/1/2026	198,000	200,111
3.00%, 4/15/2023	103,000	104,037
3.00%, 7/1/2029	225,000	219,901
3.38%, 6/1/2025	75,000	77,115
4.00%, 8/1/2047	100,000	99,945
4.15%, 12/1/2028 (b)	248,000	262,019
4.50%, 7/1/2044	105,000	116,653
4.50%, 6/1/2045	160,000	167,502
4.63%, 12/15/2021	38,000	38,871
Essex Portfolio L.P.:
2.65%, 3/15/2032 (b)	110,000	99,414
3.00%, 1/15/2030	150,000	140,614
3.50%, 4/1/2025	246,000	255,830
3.63%, 5/1/2027	100,000	101,736
4.00%, 3/1/2029	121,000	123,834
4.50%, 3/15/2048	340,000	349,772
Federal Realty Investment Trust:
3.20%, 6/15/2029 (b)	300,000	297,510
3.25%, 7/15/2027	158,000	157,379
4.50%, 12/1/2044	110,000	121,136
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024	145,000	128,416
4.00%, 1/15/2030	348,000	268,085
5.25%, 6/1/2025	97,000	89,903
5.30%, 1/15/2029	254,000	215,976
5.38%, 11/1/2023	296,000	270,050
5.38%, 4/15/2026	170,000	152,257
5.75%, 6/1/2028	234,000	207,116
HCP, Inc.:
3.50%, 7/15/2029	133,000	129,878
4.00%, 6/1/2025	130,000	129,225
4.20%, 3/1/2024	70,000	66,695
4.25%, 11/15/2023	118,000	115,475
6.75%, 2/1/2041	245,000	299,694
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	258,000	248,188
Healthcare Trust of America Holdings L.P.:
3.10%, 2/15/2030	100,000	89,339
3.50%, 8/1/2026	175,000	173,817
Healthpeak Properties, Inc. 3.00%, 1/15/2030	500,000	465,875
Highwoods Realty L.P.:
3.05%, 2/15/2030	100,000	91,422
3.88%, 3/1/2027	210,000	207,419
4.13%, 3/15/2028	225,000	232,715
4.20%, 4/15/2029	75,000	78,926
Security Description	Principal Amount	Value
Hospitality Properties Trust:
4.38%, 2/15/2030	$300,000	$225,552
4.50%, 6/15/2023 (b)	105,000	78,679
5.00%, 8/15/2022	140,000	100,694
Host Hotels & Resorts L.P.:
Series C, 4.75%, 3/1/2023	275,000	257,768
Series E, 4.00%, 6/15/2025	98,000	90,655
Series H, 3.38%, 12/15/2029	374,000	300,068
Hudson Pacific Properties L.P.:
3.25%, 1/15/2030 (b)	150,000	138,510
4.65%, 4/1/2029 (b)	138,000	142,964
Kilroy Realty L.P.:
3.05%, 2/15/2030	175,000	160,195
3.45%, 12/15/2024	180,000	185,346
Kimco Realty Corp.:
3.20%, 5/1/2021	142,000	142,950
3.30%, 2/1/2025 (b)	321,000	314,230
3.70%, 10/1/2049 (b)	239,000	199,097
3.80%, 4/1/2027 (b)	108,000	104,099
4.25%, 4/1/2045	250,000	230,820
4.45%, 9/1/2047	130,000	118,052
Life Storage L.P.:
3.50%, 7/1/2026	57,000	54,610
3.88%, 12/15/2027	183,000	168,607
4.00%, 6/15/2029	27,000	27,467
Mid-America Apartments L.P.:
2.75%, 3/15/2030 (b)	125,000	115,579
3.60%, 6/1/2027	140,000	140,864
3.95%, 3/15/2029	495,000	505,583
National Retail Properties, Inc.:
3.50%, 10/15/2027	348,000	347,005
3.60%, 12/15/2026	440,000	457,842
4.00%, 11/15/2025	65,000	67,404
Office Properties Income Trust:
4.25%, 5/15/2024	343,000	329,688
4.50%, 2/1/2025	100,000	90,771
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	392,000	340,001
4.50%, 4/1/2027	180,000	177,323
4.75%, 1/15/2028	237,000	236,462
5.25%, 1/15/2026	260,000	258,188
Physicians Realty L.P.:
3.95%, 1/15/2028	150,000	137,909
4.30%, 3/15/2027	58,000	55,960
Prologis L.P.:
2.13%, 4/15/2027	75,000	73,383
2.25%, 4/15/2030	125,000	115,186
3.00%, 4/15/2050	100,000	85,813
3.25%, 10/1/2026	50,000	51,220
4.25%, 8/15/2023 (b)	324,000	342,549
4.38%, 2/1/2029 (b)	220,000	238,077
4.38%, 9/15/2048	135,000	139,377
Public Storage:
3.09%, 9/15/2027	88,000	87,420

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.39%, 5/1/2029	$397,000	$400,291
Rayonier, Inc. 3.75%, 4/1/2022	100,000	98,150
Realty Income Corp.:
3.25%, 10/15/2022	147,000	145,790
3.25%, 6/15/2029 (b)	235,000	240,539
3.65%, 1/15/2028	169,000	170,065
3.88%, 7/15/2024	60,000	60,448
4.13%, 10/15/2026	141,000	140,301
Regency Centers L.P.:
3.60%, 2/1/2027	175,000	178,374
4.13%, 3/15/2028	107,000	113,245
4.65%, 3/15/2049	60,000	60,607
Sabra Health Care L.P./Sabra Capital Corp. 3.90%, 10/15/2029	129,000	115,655
Service Properties Trust:
4.35%, 10/1/2024	200,000	146,804
4.75%, 10/1/2026	100,000	80,512
4.95%, 10/1/2029	100,000	80,077
Simon Property Group L.P.:
2.00%, 9/13/2024	200,000	192,258
2.35%, 1/30/2022 (b)	242,000	239,815
2.63%, 6/15/2022	167,000	164,537
2.75%, 6/1/2023	164,000	161,632
3.25%, 11/30/2026	134,000	134,478
3.25%, 9/13/2049	600,000	481,146
3.30%, 1/15/2026	88,000	88,321
3.38%, 10/1/2024	302,000	296,026
3.38%, 6/15/2027 (b)	264,000	256,502
3.38%, 12/1/2027	502,000	494,078
3.50%, 9/1/2025	199,000	200,033
4.25%, 10/1/2044	425,000	407,384
SITE Centers Corp.:
3.63%, 2/1/2025	285,000	291,683
4.70%, 6/1/2027	144,000	154,620
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	35,000	35,726
Spirit Realty L.P.:
3.20%, 1/15/2027	150,000	133,887
3.40%, 1/15/2030	150,000	129,492
4.00%, 7/15/2029	135,000	127,301
STORE Capital Corp.:
4.50%, 3/15/2028	275,000	273,691
4.63%, 3/15/2029	105,000	104,873
UDR, Inc.:
3.00%, 8/15/2031	200,000	188,906
3.10%, 11/1/2034	50,000	46,328
Series GMTN, 3.50%, 1/15/2028	158,000	157,041
Series MTN, 2.95%, 9/1/2026	259,000	250,181
Series MTN, 3.20%, 1/15/2030	293,000	287,858
Series MTN, 4.40%, 1/26/2029	332,000	350,200
Security Description	Principal Amount	Value
Ventas Realty L.P.:
2.65%, 1/15/2025	$466,000	$438,334
3.00%, 1/15/2030	150,000	133,935
3.25%, 10/15/2026	251,000	237,647
3.50%, 4/15/2024	245,000	247,222
3.75%, 5/1/2024	256,000	230,661
3.85%, 4/1/2027	375,000	373,365
4.88%, 4/15/2049	258,000	264,256
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	200,000	168,534
3.95%, 8/15/2027	311,000	271,366
4.60%, 2/6/2024	158,000	157,393
Welltower, Inc.:
2.70%, 2/15/2027 (b)	100,000	94,290
3.63%, 3/15/2024	369,000	366,697
4.00%, 6/1/2025	300,000	296,199
4.25%, 4/15/2028	492,000	508,856
Weyerhaeuser Co.:
3.25%, 3/15/2023	142,000	149,952
4.00%, 11/15/2029	396,000	401,152
4.63%, 9/15/2023	101,000	107,066
8.50%, 1/15/2025	209,000	255,450
WP Carey, Inc.:
3.85%, 7/15/2029	200,000	194,746
4.25%, 10/1/2026	175,000	185,208
		43,445,305
RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	72,000	73,113
AutoNation, Inc.:
3.80%, 11/15/2027 (b)	218,000	199,671
4.50%, 10/1/2025 (b)	272,000	259,385
AutoZone, Inc.:
3.13%, 4/18/2024	200,000	199,420
3.13%, 4/21/2026	25,000	24,558
3.70%, 4/15/2022	426,000	433,042
3.75%, 6/1/2027	100,000	100,817
3.75%, 4/18/2029 (b)	200,000	202,632
Best Buy Co., Inc. 4.45%, 10/1/2028	249,000	255,230
Costco Wholesale Corp.:
2.30%, 5/18/2022 (b)	331,000	336,548
2.75%, 5/18/2024	464,000	485,209
3.00%, 5/18/2027 (b)	292,000	313,941
Darden Restaurants, Inc. 3.85%, 5/1/2027	143,000	130,171
Dollar General Corp. 3.88%, 4/15/2027	213,000	218,425
Dollar Tree, Inc.:
3.70%, 5/15/2023	80,000	81,338
4.00%, 5/15/2025	239,000	245,568
4.20%, 5/15/2028	339,000	344,346
Home Depot, Inc.:
2.13%, 9/15/2026 (b)	603,000	605,014

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 6/1/2022	$388,000	$395,675
2.70%, 4/1/2023	278,000	288,931
2.80%, 9/14/2027	775,000	800,645
2.95%, 6/15/2029	352,000	364,707
3.00%, 4/1/2026	283,000	298,172
3.13%, 12/15/2049	465,000	459,880
3.35%, 9/15/2025	435,000	468,913
3.50%, 9/15/2056	207,000	212,121
3.90%, 6/15/2047	226,000	251,441
4.20%, 4/1/2043	375,000	428,985
4.25%, 4/1/2046	455,000	529,170
4.40%, 4/1/2021	282,000	286,797
4.88%, 2/15/2044	300,000	372,714
Kohl's Corp.:
4.25%, 7/17/2025 (b)	238,000	201,891
5.55%, 7/17/2045	640,000	433,171
Lowe's Cos., Inc.:
2.50%, 4/15/2026	478,000	471,394
3.10%, 5/3/2027	300,000	301,560
3.65%, 4/5/2029	223,000	228,843
3.70%, 4/15/2046	450,000	435,505
3.80%, 11/15/2021	200,000	203,490
4.05%, 5/3/2047	239,000	244,614
4.25%, 9/15/2044	200,000	205,764
4.38%, 9/15/2045	210,000	218,715
4.55%, 4/5/2049	295,000	324,650
4.65%, 4/15/2042	590,000	645,147
Macy's Retail Holdings, Inc. 2.88%, 2/15/2023 (b)	0	0
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	302,000	304,495
Series MTN, 3.38%, 5/26/2025	265,000	275,698
Series MTN, 3.50%, 3/1/2027	333,000	344,605
Series MTN, 3.70%, 1/30/2026	325,000	342,872
Series MTN, 3.70%, 2/15/2042	347,000	347,809
Series MTN, 4.45%, 3/1/2047	500,000	540,985
Series MTN, 4.45%, 9/1/2048	55,000	61,020
Series MTN, 4.70%, 12/9/2035	220,000	248,587
Series MTN, 4.88%, 7/15/2040	265,000	302,092
Series MTN, 6.30%, 10/15/2037	100,000	130,036
Series MTN, 6.30%, 3/1/2038	325,000	425,188
Nordstrom, Inc.:
4.00%, 10/15/2021	129,000	122,725
4.00%, 3/15/2027 (b)	331,000	272,658
4.38%, 4/1/2030	75,000	60,227
5.00%, 1/15/2044	290,000	202,562
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	100,000	100,998
3.60%, 9/1/2027	205,000	201,779
Security Description	Principal Amount	Value
3.90%, 6/1/2029	$200,000	$200,314
4.63%, 9/15/2021	610,000	625,348
QVC, Inc.:
4.45%, 2/15/2025 (b)	189,000	154,976
4.75%, 2/15/2027	75,000	66,354
5.13%, 7/2/2022	279,000	233,484
5.45%, 8/15/2034	225,000	172,298
Starbucks Corp.:
2.00%, 3/12/2027 (b)	250,000	236,648
2.25%, 3/12/2030	250,000	235,923
2.45%, 6/15/2026	151,000	149,475
2.70%, 6/15/2022	64,000	64,841
3.10%, 3/1/2023	100,000	101,869
3.35%, 3/12/2050 (b)	125,000	119,266
3.50%, 3/1/2028	132,000	136,216
3.55%, 8/15/2029	277,000	287,268
3.75%, 12/1/2047	114,000	114,774
3.80%, 8/15/2025	275,000	292,787
4.00%, 11/15/2028	126,000	134,715
4.30%, 6/15/2045	35,000	36,794
4.45%, 8/15/2049	100,000	114,385
4.50%, 11/15/2048	300,000	337,875
Target Corp.:
2.90%, 1/15/2022	254,000	259,011
3.63%, 4/15/2046 (b)	546,000	606,759
3.90%, 11/15/2047 (b)	365,000	429,138
4.00%, 7/1/2042	250,000	293,067
6.35%, 11/1/2032	200,000	272,674
6.50%, 10/15/2037	180,000	254,525
7.00%, 1/15/2038	725,000	1,074,348
TJX Cos., Inc.:
2.25%, 9/15/2026	273,000	259,563
2.50%, 5/15/2023	330,000	331,640
2.75%, 6/15/2021	250,000	250,878
Walgreen Co. 4.40%, 9/15/2042	187,000	183,539
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/2026	248,000	246,445
3.80%, 11/18/2024	537,000	551,767
4.65%, 6/1/2046	120,000	113,131
4.80%, 11/18/2044	210,000	206,606
Walmart, Inc.:
2.35%, 12/15/2022	614,000	630,510
2.38%, 9/24/2029	354,000	366,666
2.55%, 4/11/2023	317,000	327,642
2.65%, 12/15/2024	150,000	157,772
2.85%, 7/8/2024	850,000	890,910
2.95%, 9/24/2049	150,000	160,280
3.05%, 7/8/2026	577,000	620,829
3.13%, 6/23/2021	378,000	385,874
3.25%, 7/8/2029	313,000	343,414
3.30%, 4/22/2024	314,000	333,741
3.40%, 6/26/2023	344,000	365,706
3.63%, 12/15/2047	730,000	854,151
3.95%, 6/28/2038	580,000	685,519

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/11/2043	$200,000	$241,224
4.30%, 4/22/2044	421,000	517,300
5.00%, 10/25/2040	100,000	125,416
5.25%, 9/1/2035	375,000	511,526
5.88%, 4/5/2027	140,000	173,445
6.50%, 8/15/2037	345,000	514,478
		35,220,763
SAVINGS & LOANS — 0.0% (a)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	100,000	107,109
SEMICONDUCTORS — 0.5%
Analog Devices, Inc.:
2.50%, 12/5/2021	538,000	539,549
3.50%, 12/5/2026	593,000	600,537
Applied Materials, Inc.:
3.90%, 10/1/2025 (b)	70,000	74,307
4.35%, 4/1/2047 (b)	452,000	577,037
5.10%, 10/1/2035	190,000	257,087
5.85%, 6/15/2041	224,000	317,825
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	300,000	292,233
3.00%, 1/15/2022	784,000	774,953
3.63%, 1/15/2024	737,000	737,803
3.88%, 1/15/2027	259,000	247,394
Broadcom, Inc.:
3.13%, 4/15/2021 (c)	409,000	404,493
3.13%, 10/15/2022 (c)	1,059,000	1,038,371
3.63%, 10/15/2024 (c)	1,051,000	1,034,646
4.75%, 4/15/2029 (c)	641,000	651,820
Intel Corp.:
2.60%, 5/19/2026	125,000	128,088
2.70%, 12/15/2022	529,000	552,424
3.10%, 2/15/2060	180,000	187,357
3.15%, 5/11/2027 (b)	118,000	127,053
3.25%, 11/15/2049	410,000	437,249
3.30%, 10/1/2021	704,000	723,212
3.70%, 7/29/2025	584,000	627,531
3.73%, 12/8/2047	376,000	440,119
4.00%, 12/15/2032	241,000	280,391
4.10%, 5/11/2047	371,000	447,062
4.75%, 3/25/2050	2,000,000	2,730,600
4.90%, 7/29/2045	200,000	265,470
KLA Corp. 4.10%, 3/15/2029	168,000	176,356
KLA-Tencor Corp. 5.00%, 3/15/2049	360,000	421,718
Lam Research Corp.:
2.80%, 6/15/2021	125,000	127,246
3.75%, 3/15/2026	176,000	186,903
4.00%, 3/15/2029	151,000	166,989
4.88%, 3/15/2049 (b)	165,000	212,690
Security Description	Principal Amount	Value
Marvell Technology Group, Ltd. 4.88%, 6/22/2028	$709,000	$734,021
Maxim Integrated Products, Inc. 3.45%, 6/15/2027	105,000	108,332
Microchip Technology, Inc. 3.92%, 6/1/2021	250,000	243,980
Micron Technology, Inc.:
4.19%, 2/15/2027	502,000	509,605
4.64%, 2/6/2024	268,000	274,236
4.66%, 2/15/2030 (b)	200,000	209,482
4.98%, 2/6/2026	135,000	141,453
NVIDIA Corp.:
2.20%, 9/16/2021	513,000	516,181
3.20%, 9/16/2026	155,000	166,667
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (c)	197,000	200,158
5.35%, 3/1/2026 (c)	156,000	165,543
5.55%, 12/1/2028 (c)	365,000	394,777
NXP B.V./NXP Funding LLC/NXP USA, Inc. 3.88%, 6/18/2026 (c)	195,000	190,554
QUALCOMM, Inc.:
2.60%, 1/30/2023 (b)	77,000	78,543
2.90%, 5/20/2024	214,000	221,398
3.00%, 5/20/2022	388,000	395,554
3.25%, 5/20/2027	634,000	666,924
3.45%, 5/20/2025 (b)	269,000	282,095
4.65%, 5/20/2035 (b)	227,000	286,717
4.80%, 5/20/2045	336,000	429,771
Texas Instruments, Inc.:
1.85%, 5/15/2022	125,000	126,860
2.75%, 3/12/2021	218,000	219,003
2.90%, 11/3/2027	100,000	102,503
3.88%, 3/15/2039	415,000	474,689
4.15%, 5/15/2048	287,000	350,895
Xilinx, Inc.:
2.95%, 6/1/2024	50,000	49,118
3.00%, 3/15/2021	100,000	99,950
		23,425,522
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027	158,000	155,516
SOFTWARE — 0.7%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	60,000	60,280
2.60%, 6/15/2022	165,000	166,718
3.40%, 9/15/2026	201,000	212,015
3.40%, 6/15/2027	89,000	90,117
Adobe, Inc.:
1.70%, 2/1/2023	95,000	95,599
1.90%, 2/1/2025	455,000	460,028
2.15%, 2/1/2027	125,000	126,969
2.30%, 2/1/2030	695,000	691,984
3.25%, 2/1/2025	177,000	188,809

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Autodesk, Inc.:
2.85%, 1/15/2030	$140,000	$137,911
3.50%, 6/15/2027	342,000	353,286
Broadridge Financial Solutions, Inc. 2.90%, 12/1/2029	175,000	155,134
CA, Inc.:
3.60%, 8/15/2022	112,000	105,628
4.70%, 3/15/2027	180,000	163,427
Citrix Systems, Inc.:
3.30%, 3/1/2030	700,000	650,272
4.50%, 12/1/2027	344,000	348,245
Electronic Arts, Inc. 4.80%, 3/1/2026	150,000	161,174
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	363,000	370,554
3.50%, 4/15/2023	148,000	152,246
3.75%, 5/21/2029	70,000	76,034
Fiserv, Inc.:
2.75%, 7/1/2024	757,000	758,506
3.20%, 7/1/2026	164,000	169,269
3.50%, 10/1/2022	500,000	508,150
3.50%, 7/1/2029	482,000	499,694
3.85%, 6/1/2025	315,000	334,599
4.20%, 10/1/2028	12,000	12,974
4.40%, 7/1/2049	285,000	300,969
4.75%, 6/15/2021	165,000	170,067
Microsoft Corp.:
1.55%, 8/8/2021	737,000	742,844
2.00%, 8/8/2023	543,000	557,585
2.13%, 11/15/2022	135,000	139,092
2.38%, 2/12/2022	486,000	500,084
2.38%, 5/1/2023	303,000	314,799
2.40%, 2/6/2022	438,000	448,600
2.40%, 8/8/2026	468,000	496,824
2.65%, 11/3/2022	413,000	431,535
2.70%, 2/12/2025	432,000	462,417
3.13%, 11/3/2025	1,031,000	1,126,398
3.30%, 2/6/2027 (b)	791,000	876,729
3.45%, 8/8/2036	560,000	625,520
3.50%, 2/12/2035	282,000	331,260
3.50%, 11/15/2042	158,000	182,013
3.63%, 12/15/2023	600,000	656,220
3.75%, 2/12/2045	487,000	585,028
3.95%, 8/8/2056	418,000	521,321
4.10%, 2/6/2037	658,000	794,180
4.20%, 11/3/2035	280,000	350,045
4.25%, 2/6/2047	362,000	466,194
4.45%, 11/3/2045	512,000	673,301
4.50%, 10/1/2040	400,000	520,648
4.50%, 2/6/2057	266,000	366,835
4.75%, 11/3/2055	265,000	376,051
Oracle Corp.:
1.90%, 9/15/2021	1,500,000	1,503,750
Security Description	Principal Amount	Value
2.40%, 9/15/2023	$450,000	$458,429
2.50%, 5/15/2022	987,000	1,003,365
2.50%, 10/15/2022	481,000	491,269
2.63%, 2/15/2023	399,000	409,685
2.65%, 7/15/2026	1,130,000	1,149,956
2.95%, 11/15/2024	446,000	467,301
2.95%, 5/15/2025	521,000	538,532
3.25%, 11/15/2027	576,000	593,643
3.40%, 7/8/2024 (b)	491,000	517,764
3.80%, 11/15/2037	490,000	502,407
3.85%, 7/15/2036	671,000	709,448
3.90%, 5/15/2035	448,000	483,858
4.00%, 7/15/2046	663,000	703,602
4.00%, 11/15/2047	449,000	486,123
4.13%, 5/15/2045	389,000	425,982
4.30%, 7/8/2034	339,000	382,029
4.38%, 5/15/2055	434,000	485,455
4.50%, 7/8/2044	370,000	425,352
5.38%, 7/15/2040	250,000	319,763
6.13%, 7/8/2039	173,000	232,609
salesforce.com, Inc.:
3.25%, 4/11/2023	278,000	288,889
3.70%, 4/11/2028	139,000	153,210
VMware, Inc. 3.90%, 8/21/2027	307,000	303,202
		33,101,804
TELECOMMUNICATIONS — 1.1%
America Movil SAB de CV:
3.13%, 7/16/2022	670,000	676,539
3.63%, 4/22/2029	295,000	299,059
4.38%, 4/22/2049	293,000	322,253
6.13%, 11/15/2037	308,000	397,496
6.13%, 3/30/2040	259,000	337,508
AT&T, Inc.:
2.95%, 7/15/2026	202,000	201,121
3.00%, 2/15/2022	250,000	251,910
3.00%, 6/30/2022	590,000	591,864
3.40%, 6/15/2022	410,000	417,646
3.40%, 5/15/2025	748,000	773,454
3.55%, 6/1/2024	348,000	358,033
3.60%, 7/15/2025	397,000	413,753
3.80%, 3/1/2024	412,000	432,563
3.80%, 2/15/2027	495,000	518,503
3.88%, 8/15/2021	460,000	465,152
3.95%, 1/15/2025	681,000	719,102
4.00%, 1/15/2022 (b)	167,000	170,904
4.05%, 12/15/2023	250,000	261,950
4.10%, 2/15/2028	743,000	778,827
4.25%, 3/1/2027	999,000	1,061,038
4.30%, 2/15/2030	524,000	560,339
4.30%, 12/15/2042	351,000	366,823
4.35%, 3/1/2029	843,000	902,937
4.35%, 6/15/2045	345,000	361,615
4.45%, 4/1/2024	870,000	926,585

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 5/15/2035	$1,159,000	$1,248,173
4.50%, 3/9/2048 (b)	940,000	1,003,666
4.75%, 5/15/2046	604,000	661,072
4.85%, 3/1/2039	395,000	441,555
4.85%, 7/15/2045	574,000	625,425
4.90%, 6/15/2042	162,000	179,292
5.15%, 3/15/2042	191,000	219,398
5.15%, 11/15/2046	381,000	444,715
5.25%, 3/1/2037	689,000	803,863
5.35%, 9/1/2040	634,000	732,207
5.35%, 12/15/2043	400,000	427,300
5.38%, 10/15/2041	213,000	241,129
5.55%, 8/15/2041	300,000	337,524
5.65%, 2/15/2047	250,000	308,375
6.00%, 8/15/2040	438,000	543,816
6.20%, 3/15/2040	118,000	142,591
6.25%, 3/29/2041	187,000	227,342
6.35%, 3/15/2040	535,000	676,261
Bell Canada, Inc. 4.30%, 7/29/2049	200,000	227,806
British Telecommunications PLC 9.63%, 12/15/2030	606,000	966,952
Cisco Systems, Inc.:
2.60%, 2/28/2023 (b)	141,000	146,058
2.95%, 2/28/2026 (b)	167,000	178,216
3.00%, 6/15/2022 (b)	405,000	419,973
3.50%, 6/15/2025	306,000	336,083
3.63%, 3/4/2024 (b)	100,000	108,113
5.50%, 1/15/2040 (b)	425,000	608,685
5.90%, 2/15/2039	498,000	716,682
Corning, Inc.:
3.90%, 11/15/2049 (b)	300,000	296,070
4.38%, 11/15/2057	275,000	289,690
5.35%, 11/15/2048	128,000	151,412
5.45%, 11/15/2079	144,000	148,313
5.85%, 11/15/2068	250,000	277,703
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	484,000	679,067
9.25%, 6/1/2032	265,000	384,719
Juniper Networks, Inc.:
3.75%, 8/15/2029 (b)	295,000	287,560
4.35%, 6/15/2025 (b)	403,000	409,299
4.50%, 3/15/2024	140,000	147,760
5.95%, 3/15/2041	200,000	205,076
Motorola Solutions, Inc.:
3.75%, 5/15/2022	156,000	164,900
4.60%, 2/23/2028	413,000	421,165
4.60%, 5/23/2029	105,000	103,012
5.50%, 9/1/2044	200,000	193,300
Orange SA:
4.13%, 9/14/2021	410,000	420,406
5.38%, 1/13/2042 (b)	86,000	109,430
9.00%, 3/1/2031	697,000	1,073,122
Rogers Communications, Inc.:
Security Description	Principal Amount	Value
2.90%, 11/15/2026	$140,000	$140,077
3.70%, 11/15/2049	130,000	133,572
4.10%, 10/1/2023	529,000	566,559
4.30%, 2/15/2048	100,000	112,196
4.35%, 5/1/2049	451,000	515,164
4.50%, 3/15/2043	183,000	202,061
5.00%, 3/15/2044	138,000	163,812
5.45%, 10/1/2043	135,000	164,319
Telefonica Emisiones SA:
4.57%, 4/27/2023	148,000	153,617
4.67%, 3/6/2038	155,000	160,526
5.21%, 3/8/2047	557,000	622,392
5.52%, 3/1/2049	495,000	591,352
7.05%, 6/20/2036	634,000	825,937
TELUS Corp.:
2.80%, 2/16/2027	450,000	457,785
3.70%, 9/15/2027 (b)	117,000	125,805
4.30%, 6/15/2049 (b)	334,000	354,524
4.60%, 11/16/2048	500,000	500,125
Verizon Communications, Inc.:
2.63%, 8/15/2026	272,000	279,893
3.00%, 3/22/2027 (b)	150,000	159,489
3.15%, 3/22/2030	125,000	135,464
3.38%, 2/15/2025 (c)	85,000	91,003
3.50%, 11/1/2024	517,000	550,476
3.88%, 2/8/2029	698,000	781,795
4.00%, 3/22/2050	65,000	77,481
4.13%, 3/16/2027	678,000	753,943
4.13%, 8/15/2046	1,037,000	1,200,587
4.27%, 1/15/2036	2,105,000	2,449,631
4.33%, 9/21/2028	781,000	885,326
4.40%, 11/1/2034	281,000	325,364
4.75%, 11/1/2041	725,000	882,202
4.81%, 3/15/2039	606,000	751,561
5.01%, 8/21/2054	589,000	799,803
5.15%, 9/15/2023	117,000	130,448
5.25%, 3/16/2037	1,147,000	1,458,881
5.50%, 3/16/2047	486,000	674,272
6.55%, 9/15/2043	1,556,000	2,191,984
Vodafone Group PLC:
4.13%, 5/30/2025	338,000	359,693
4.38%, 5/30/2028	581,000	612,153
4.38%, 2/19/2043	598,000	613,871
4.88%, 6/19/2049	330,000	364,379
5.25%, 5/30/2048	730,000	866,094
7.88%, 2/15/2030 (b)	187,000	242,973
		54,729,839
TEXTILES — 0.0% (a)
Mohawk Industries, Inc. 3.85%, 2/1/2023	300,000	308,541
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
2.60%, 11/19/2022	40,000	39,584

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 11/19/2024	$150,000	$144,768
3.15%, 5/15/2021	243,000	238,806
3.55%, 11/19/2026	150,000	144,211
3.90%, 11/19/2029	154,000	137,611
5.10%, 5/15/2044	240,000	201,389
		906,369
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	206,000	212,907
3.00%, 4/1/2025	653,000	670,017
3.05%, 9/1/2022	286,000	292,587
3.25%, 6/15/2027	270,000	283,235
3.40%, 9/1/2024	155,000	164,940
3.45%, 9/15/2021	231,000	234,768
3.65%, 9/1/2025	297,000	315,874
3.75%, 4/1/2024	290,000	309,033
3.90%, 8/1/2046	165,000	184,417
4.05%, 6/15/2048	95,000	110,728
4.15%, 12/15/2048	85,000	100,000
4.38%, 9/1/2042	100,000	116,709
4.45%, 3/15/2043	145,000	169,040
4.55%, 9/1/2044	615,000	736,819
4.70%, 9/1/2045	270,000	325,164
4.90%, 4/1/2044	122,000	151,707
4.95%, 9/15/2041	100,000	123,500
7.00%, 12/15/2025	51,000	62,949
Canadian National Railway Co.:
2.75%, 3/1/2026	50,000	53,863
2.85%, 12/15/2021	100,000	103,072
3.20%, 8/2/2046	240,000	243,917
3.65%, 2/3/2048	223,000	243,393
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	90,000	84,191
4.00%, 6/1/2028	250,000	266,635
4.80%, 9/15/2035	171,000	203,037
6.13%, 9/15/2115	111,000	152,160
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	113,000	126,516
CSX Corp.:
2.40%, 2/15/2030	125,000	120,130
2.60%, 11/1/2026	156,000	156,881
3.25%, 6/1/2027	212,000	217,145
3.35%, 9/15/2049	265,000	256,891
3.80%, 3/1/2028	444,000	471,879
3.80%, 11/1/2046	235,000	243,021
3.95%, 5/1/2050	75,000	78,971
4.25%, 3/15/2029 (b)	236,000	263,336
4.25%, 11/1/2066	110,000	108,933
4.50%, 3/15/2049	100,000	114,084
4.50%, 8/1/2054	150,000	169,222
4.65%, 3/1/2068	160,000	168,658
4.75%, 11/15/2048	576,000	665,205
6.00%, 10/1/2036	125,000	157,985
6.15%, 5/1/2037	145,000	186,818
Security Description	Principal Amount	Value
FedEx Corp.:
3.10%, 8/5/2029 (b)	$283,000	$277,513
3.20%, 2/1/2025	205,000	209,912
3.25%, 4/1/2026	277,000	273,416
3.40%, 2/15/2028 (b)	100,000	97,186
4.05%, 2/15/2048	200,000	173,808
4.10%, 2/1/2045	143,000	127,722
4.40%, 1/15/2047	225,000	202,770
4.55%, 4/1/2046	365,000	343,538
4.90%, 1/15/2034	300,000	316,311
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	181,000	186,209
Kansas City Southern:
2.88%, 11/15/2029	125,000	120,388
3.00%, 5/15/2023	230,000	216,014
4.20%, 11/15/2069	145,000	133,013
4.95%, 8/15/2045	115,000	136,211
Kirby Corp. 4.20%, 3/1/2028	200,000	193,180
Norfolk Southern Corp.:
2.55%, 11/1/2029	150,000	144,743
2.90%, 2/15/2023	149,000	150,828
2.90%, 6/15/2026	506,000	513,732
3.15%, 6/1/2027 (b)	391,000	390,758
3.40%, 11/1/2049	150,000	145,083
3.80%, 8/1/2028	50,000	53,046
4.05%, 8/15/2052	250,000	268,027
4.10%, 5/15/2049	115,000	123,766
4.15%, 2/28/2048	100,000	108,370
4.45%, 6/15/2045	241,000	275,726
4.65%, 1/15/2046	249,000	288,247
4.84%, 10/1/2041	250,000	292,017
5.10%, 8/1/2118	160,000	179,866
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	208,000	200,828
Series MTN, 2.50%, 9/1/2022	65,000	61,201
Series MTN, 2.50%, 9/1/2024 (b)	307,000	293,550
Series MTN, 2.80%, 3/1/2022	65,000	64,152
Series MTN, 2.88%, 6/1/2022	40,000	40,113
Series MTN, 2.90%, 12/1/2026 (b)	175,000	171,367
Series MTN, 3.40%, 3/1/2023	17,000	17,088
Series MTN, 3.45%, 11/15/2021	25,000	24,627
Series MTN, 3.50%, 6/1/2021	56,000	56,036
Series MTN, 3.65%, 3/18/2024 (b)	107,000	107,518
Series MTN, 3.75%, 6/9/2023 (b)	375,000	370,279
Union Pacific Corp.:
2.15%, 2/5/2027 (b)	100,000	97,393
2.40%, 2/5/2030	115,000	111,662
2.75%, 3/1/2026	228,000	227,854
2.95%, 3/1/2022	197,000	202,191
3.00%, 4/15/2027 (b)	243,000	244,708

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.15%, 3/1/2024	$80,000	$83,821
3.20%, 6/8/2021	170,000	170,593
3.25%, 2/5/2050	200,000	197,114
3.35%, 8/15/2046	50,000	48,066
3.65%, 2/15/2024	180,000	187,841
3.70%, 3/1/2029	145,000	154,824
3.75%, 7/15/2025	211,000	215,395
3.75%, 2/5/2070	75,000	72,932
3.80%, 10/1/2051	159,000	171,501
3.84%, 3/20/2060 (c)	90,000	95,297
3.88%, 2/1/2055	250,000	262,297
3.95%, 8/15/2059	140,000	147,265
4.05%, 11/15/2045	135,000	144,906
4.05%, 3/1/2046	30,000	31,661
4.16%, 7/15/2022	401,000	412,781
4.30%, 3/1/2049	155,000	175,548
4.38%, 9/10/2038	450,000	495,927
4.38%, 11/15/2065	416,000	408,529
4.50%, 9/10/2048	665,000	747,307
6.63%, 2/1/2029 (b)	335,000	426,502
Series MTN, 3.55%, 8/15/2039	115,000	112,855
United Parcel Service, Inc.:
2.05%, 4/1/2021	290,000	289,614
2.20%, 9/1/2024	85,000	85,825
2.35%, 5/16/2022	67,000	67,742
2.40%, 11/15/2026	279,000	284,666
2.45%, 10/1/2022	153,000	154,655
2.50%, 4/1/2023	407,000	413,846
2.50%, 9/1/2029 (b)	160,000	154,280
2.80%, 11/15/2024 (b)	145,000	149,995
3.40%, 3/15/2029	95,000	99,760
3.40%, 11/15/2046	150,000	146,938
3.63%, 10/1/2042	250,000	255,275
3.75%, 11/15/2047	442,000	461,298
4.88%, 11/15/2040	20,000	23,787
6.20%, 1/15/2038	150,000	200,541
		25,203,488
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
3.50%, 3/15/2028	260,000	262,712
3.85%, 3/30/2027	270,000	277,462
4.35%, 2/15/2024	150,000	160,986
4.70%, 4/1/2029	80,000	86,521
4.85%, 6/1/2021	100,000	102,620
		890,301
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	175,000	172,022
3.40%, 3/1/2025	170,000	170,362
3.45%, 6/1/2029	211,000	228,226
3.75%, 9/1/2028	185,000	192,755
3.75%, 9/1/2047	320,000	321,437
Security Description	Principal Amount	Value
4.00%, 12/1/2046	$40,000	$41,462
4.15%, 6/1/2049	189,000	205,471
4.20%, 9/1/2048 (b)	110,000	115,321
4.30%, 12/1/2042	185,000	195,044
6.59%, 10/15/2037	195,000	264,361
Aqua America, Inc.:
3.57%, 5/1/2029	120,000	122,088
4.28%, 5/1/2049	100,000	109,056
United Utilities PLC 6.88%, 8/15/2028	144,000	175,141
		2,312,746
TOTAL CORPORATE BONDS & NOTES (Cost $1,233,445,346)		1,212,955,768
ASSET-BACKED SECURITIES — 0.4%
ASSET-BACKED - OTHER — 0.0% (a)
Ally Master Owner Trust Series 2018-2, Class A, Class A, 3.29%, 5/15/2023	500,000	505,127
Ford Credit Floorplan Master Owner Trust Series 2017-3, Class A, Class A, 2.48%, 9/15/2024	300,000	291,451
		796,578
AUTOMOBILE — 0.2%
Ally Auto Receivables Trust Series 2019-2, Class A3, Class A3, 2.23%, 1/16/2024	500,000	501,067
Americredit Automobile Receivables Trust Series 2018-1, Class C, Class C, 3.50%, 1/18/2024	225,000	226,417
Capital One Prime Auto Receivables Trust Series 2020-1, Class A3, 1.60%, 11/15/2024	227,000	222,912
Carmax Auto Owner Trust Series 2019-1, Class A3, Class A3, 3.05%, 3/15/2024	1,500,000	1,512,095
Drive Auto Receivables Trust:
Series 2018-2, Class D, Class D, 4.14%, 8/15/2024	350,000	350,152
Series 2019-4, Class C, 2.51%, 11/17/2025	500,000	476,302
Ford Credit Auto Owner Trust:
Series 2019-B, Class A3, Class A3, 2.23%, 10/15/2023	300,000	298,757
Series 2019-A, Class A3, Class A3, 2.78%, 9/15/2023	250,000	250,822
GM Financial Consumer Automobile Receivables Trust:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019-3, Class A3, Class A3, 2.18%, 4/16/2024	$500,000	$502,016
Series 2019-1, Class A3, Class A3, 2.97%, 11/16/2023	283,505	285,994
Honda Auto Receivables Owner Trust:
Series 2018-4, Class A3, Class A3, 3.16%, 1/17/2023	200,000	201,250
Series 2020-1, Class A3, 1.61%, 4/22/2024	300,000	299,971
Series 2019-1, Class A3, Class A3, 2.83%, 3/20/2023	500,000	507,586
Hyundai Auto Receivables Trust Series 2019-B, Class A3, 1.94%, 2/15/2024	274,000	271,698
Mercedes-Benz Auto Lease Trust Series 2020-A, Class A3, 1.84%, 12/15/2022	300,000	297,949
Mercedes-Benz Auto Receivables Trust Series 2019-1, Class A3, 1.94%, 3/15/2024	500,000	499,148
Nissan Auto Receivables 2018-B Owner Trust Series 2018-B, Class A3, 3.06%, 3/15/2023	115,000	115,836
Nissan Auto Receivables 2019-A Owner Trust Series 2019-A, Class A3, 2.90%, 10/16/2023	333,334	340,042
Nissan Auto Receivables 2019-B Owner Trust Series 2019-B, Class A3, Class A3, 2.50%, 11/15/2023	200,000	201,268
Santander Drive Auto Receivables Trust:
Series 2018-1, Class D, 3.32%, 3/15/2024	115,000	109,231
Series 2019-1, Class C, Class C, 3.42%, 4/15/2025	111,000	109,664
Volkswagen Auto Lease Trust Series 2019-A, Class A3, Class A3, 1.99%, 11/21/2022	500,000	497,609
World Omni Auto Receivables Trust:
Series 2019-B, Class A3, 2.59%, 7/15/2024	111,000	109,695
Series 2018-D, Class A3, Class A3, 3.33%, 4/15/2024	150,000	153,807
Series 2020-A, Class A3, 1.10%, 4/15/2025	500,000	489,368
		8,830,656
Security Description	Principal Amount	Value
CREDIT CARD — 0.2%
American Express Credit Account Master Trust:
Series 2019-2, Class A, Class A, 2.67%, 11/15/2024	$460,000	$470,250
Series 2018-8, Class A, 3.18%, 4/15/2024	137,000	140,297
Series 2019-3, Class A, Class A, 2.00%, 4/15/2025	1,500,000	1,519,426
Series 2019-1, Class A, 2.87%, 10/15/2024	281,000	288,746
BA Credit Card Trust:
Series 2018-A2, Class A2, 3.00%, 9/15/2023	500,000	507,283
Series 2019-A1, Class A1, Class A1, 1.74%, 1/15/2025	500,000	504,757
Capital One Multi-Asset Execution Trust:
Series 2019-A2, Class A2, Class A2, 1.72%, 8/15/2024	679,000	685,424
Series 2017-A6, Class A6, Class A6, 2.29%, 7/15/2025	500,000	493,393
Series 2019-A1, Class A1, Class A1, 2.84%, 12/15/2024	566,000	581,412
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, Class A3, 6.15%, 6/15/2039	250,000	336,724
Discover Card Execution Note Trust:
Series 2019-A1, Class A1, Class A1, 3.04%, 7/15/2024	570,000	586,730
Series 2018-A5, Class A5, Class A5, 3.32%, 3/15/2024	200,000	205,651
Synchrony Card Funding LLC:
Series 2019-A2, Class A, 2.34%, 6/15/2025	250,000	246,647
Series 2019-A1, Class A, Class A, 2.95%, 3/15/2025	200,000	199,069
Synchrony Credit Card Master Note Trust:
Series 2016-2, Class A, 2.21%, 5/15/2024	200,000	197,880
Series 2017-2, Class A, Class A, 2.62%, 10/15/2025	1,500,000	1,478,016

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-2, Class A, Class A, 3.47%, 5/15/2026	$250,000	$251,437
		8,693,142
TOTAL ASSET-BACKED SECURITIES (Cost $18,243,334)		18,320,376
FOREIGN GOVERNMENT OBLIGATIONS — 3.3%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.50%, 02/12/2025	250,000	259,253
1.63%, 09/17/2022	615,000	630,018
2.38%, 10/01/2021	500,000	513,065
2.63%, 01/31/2022	200,000	207,304
		1,609,640
CANADA — 0.3%
Canada Government International Bond:
1.63%, 01/22/2025	250,000	261,957
2.00%, 11/15/2022	615,000	637,995
Export Development Canada:
1.38%, 10/21/2021	1,800,000	1,822,338
1.38%, 02/24/2023	350,000	357,441
1.75%, 07/18/2022	200,000	205,082
2.75%, 03/15/2023	150,000	159,253
Hydro-Quebec Series HH, 8.50%, 12/1/2029	100,000	165,360
Province of Alberta Canada:
1.88%, 11/13/2024	750,000	778,230
2.20%, 07/26/2022	250,000	258,025
2.95%, 01/23/2024	300,000	322,272
3.30%, 03/15/2028	400,000	460,048
3.35%, 11/01/2023	400,000	433,768
Province of British Columbia Canada:
2.25%, 06/02/2026	344,000	367,258
Series 10, 1.75%, 09/27/2024	450,000	466,983
Province of Manitoba Canada:
3.05%, 05/14/2024	670,000	730,220
Series GX, 2.60%, 04/16/2024	200,000	213,884
Province of New Brunswick Canada 3.63%, 2/24/2028	150,000	175,105
Province of Ontario Canada:
1.75%, 01/24/2023	290,000	297,230
2.00%, 10/02/2029	500,000	525,805
2.20%, 10/03/2022	200,000	206,742
2.25%, 05/18/2022	150,000	154,523
2.30%, 06/15/2026	200,000	213,544
2.40%, 02/08/2022	100,000	102,872
2.50%, 04/27/2026	345,000	371,696
2.55%, 04/25/2022	170,000	175,989
Security Description	Principal Amount	Value
3.05%, 01/29/2024	$350,000	$377,818
Province of Quebec Canada:
2.50%, 04/20/2026	100,000	108,253
2.75%, 04/12/2027	350,000	386,267
Series PD, 7.50%, 09/15/2029	405,000	623,202
Series QO, 2.88%, 10/16/2024	1,210,000	1,314,048
Series QX, 1.50%, 02/11/2025	1,250,000	1,281,925
		13,955,133
CHILE — 0.1%
Chile Government International Bond:
2.25%, 10/30/2022	600,000	601,488
3.13%, 03/27/2025	200,000	208,380
3.24%, 02/06/2028	305,000	321,921
3.25%, 09/14/2021	200,000	203,030
3.50%, 01/25/2050	320,000	330,243
3.86%, 06/21/2047	550,000	596,041
		2,261,103
COLOMBIA — 0.1%
Colombia Government International Bond:
2.63%, 03/15/2023	350,000	340,424
3.88%, 04/25/2027	450,000	443,138
4.00%, 02/26/2024	780,000	785,468
4.50%, 03/15/2029	805,000	821,961
5.00%, 06/15/2045	937,000	958,645
5.20%, 05/15/2049	445,000	466,275
5.63%, 02/26/2044	730,000	793,123
6.13%, 01/18/2041	400,000	453,696
8.13%, 05/21/2024	200,000	228,840
		5,291,570
GERMANY — 0.4%
FMS Wertmanagement:
1.38%, 06/08/2021	449,000	453,517
2.75%, 03/06/2023	369,000	393,487
2.75%, 01/30/2024	500,000	540,210
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 04/18/2036	1,325,000	1,048,658
1.63%, 03/15/2021	1,000,000	1,010,310
1.63%, 02/15/2023 (b)	700,000	720,083
1.75%, 09/15/2021	200,000	203,610
1.75%, 08/22/2022 (b)	566,000	582,097
1.75%, 09/14/2029	175,000	186,146
2.00%, 11/30/2021	200,000	204,890
2.00%, 09/29/2022	290,000	300,315
2.00%, 10/04/2022	425,000	440,258
2.00%, 05/02/2025 (b)	1,745,000	1,856,854
2.13%, 03/07/2022	800,000	824,376
2.13%, 06/15/2022	475,000	491,297
2.13%, 01/17/2023	953,000	993,836
2.38%, 03/24/2021	630,000	641,227
2.38%, 08/25/2021	1,692,000	1,736,601

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.38%, 12/29/2022 (b)	$1,034,000	$1,084,407
2.50%, 02/15/2022	1,100,000	1,140,194
2.50%, 11/20/2024	591,000	639,675
2.63%, 04/12/2021	400,000	408,588
2.63%, 01/25/2022	735,000	763,150
2.63%, 02/28/2024 (b)	1,230,000	1,324,538
2.88%, 04/03/2028	244,000	281,115
Series GMTN, 3.13%, 12/15/2021	1,000,000	1,043,570
Landwirtschaftliche Rentenbank:
2.38%, 06/10/2025	470,000	510,834
Series 36, 2.00%, 12/06/2021	115,000	117,919
Series 37, 2.50%, 11/15/2027	500,000	558,990
Series GMTN, 1.75%, 09/24/2021	400,000	407,392
		20,908,144
HUNGARY — 0.0% (a)
Hungary Government International Bond:
5.38%, 02/21/2023	208,000	223,931
6.38%, 03/29/2021	1,023,000	1,061,546
		1,285,477
INDONESIA — 0.1%
Indonesia Government International Bond:
2.85%, 02/14/2030	200,000	194,240
2.95%, 01/11/2023	690,000	683,735
3.40%, 09/18/2029	200,000	196,330
3.50%, 01/11/2028	340,000	335,325
3.50%, 02/14/2050	200,000	199,286
3.70%, 10/30/2049	200,000	197,264
4.35%, 01/11/2048	175,000	178,183
4.45%, 02/11/2024	250,000	258,633
4.75%, 02/11/2029	300,000	325,293
5.35%, 02/11/2049	200,000	225,996
		2,794,285
ISRAEL — 0.1%
Israel Government AID Bond 5.50%, 9/18/2033	400,000	587,292
Israel Government International Bond:
2.88%, 03/16/2026	400,000	416,432
3.15%, 06/30/2023	350,000	363,353
3.25%, 01/17/2028	400,000	424,004
4.00%, 06/30/2022	100,000	104,646
4.13%, 01/17/2048	500,000	533,085
4.50%, 01/30/2043	215,000	234,827
State of Israel:
2.50%, 01/15/2030	200,000	201,084
3.38%, 01/15/2050	245,000	237,358
		3,102,081
Security Description	Principal Amount	Value
ITALY — 0.0% (a)
Italy Government International Bond 6.88%, 9/27/2023	$347,000	$398,155
Republic of Italy Government International Bond:
2.38%, 10/17/2024	1,050,000	1,037,547
2.88%, 10/17/2029	550,000	524,826
4.00%, 10/17/2049	300,000	281,760
		2,242,288
JAPAN — 0.2%
Japan Bank for International Cooperation:
1.63%, 10/17/2022	225,000	229,534
1.75%, 10/17/2024	290,000	299,669
1.88%, 07/21/2026	200,000	209,120
2.00%, 10/17/2029	310,000	329,183
2.38%, 11/16/2022	1,300,000	1,352,013
2.50%, 05/23/2024	235,000	249,878
2.75%, 11/16/2027	200,000	223,796
2.88%, 06/01/2027	1,175,000	1,312,040
2.88%, 07/21/2027	602,000	676,323
3.13%, 07/20/2021	440,000	453,534
3.25%, 07/20/2023	515,000	554,670
3.25%, 07/20/2028	250,000	290,255
3.38%, 10/31/2023	400,000	435,056
Series DTC, 2.13%, 02/10/2025	350,000	368,456
Series DTC, 2.25%, 11/04/2026	602,000	645,398
Series DTC, 2.38%, 04/20/2026	160,000	172,589
Series DTC, 2.50%, 05/28/2025	500,000	537,715
Series DTC, 3.38%, 07/31/2023	200,000	216,368
Japan International Cooperation Agency:
2.75%, 04/27/2027	200,000	221,526
3.38%, 06/12/2028	200,000	233,004
		9,010,127
MEXICO — 0.2%
Mexico Government International Bond:
3.25%, 04/16/2030	705,000	664,202
3.60%, 01/30/2025	1,430,000	1,447,889
3.63%, 03/15/2022	454,000	456,352
3.75%, 01/11/2028	500,000	498,725
4.00%, 10/02/2023	855,000	870,587
4.13%, 01/21/2026	600,000	612,300
4.15%, 03/28/2027	779,000	792,438
4.35%, 01/15/2047	400,000	384,296
4.50%, 04/22/2029	200,000	205,192
4.50%, 01/31/2050	1,035,000	1,025,592
4.60%, 01/23/2046	670,000	661,310

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.60%, 02/10/2048	$400,000	$399,676
5.55%, 01/21/2045	113,000	126,763
6.05%, 01/11/2040	475,000	557,821
Series GMTN, 5.75%, 10/12/2110	677,000	703,877
Series MTN, 4.75%, 03/08/2044	1,972,000	1,992,962
Series MTNA, 8.00%, 09/24/2022	100,000	116,660
		11,516,642
PANAMA — 0.1%
Panama Government International Bond:
3.16%, 01/23/2030	760,000	760,882
3.88%, 03/17/2028	200,000	215,280
4.00%, 09/22/2024	550,000	573,853
4.30%, 04/29/2053	500,000	537,115
6.70%, 01/26/2036	405,000	518,623
8.88%, 09/30/2027	670,000	905,210
9.38%, 04/01/2029	210,000	296,581
		3,807,544
PERU — 0.0% (a)
Peruvian Government International Bond:
2.84%, 06/20/2030	475,000	496,570
4.13%, 08/25/2027	695,000	782,653
5.63%, 11/18/2050	340,000	498,406
6.55%, 03/14/2037	141,000	201,457
8.75%, 11/21/2033	150,000	237,445
		2,216,531
PHILIPPINES — 0.1%
Philippine Government International Bond:
3.00%, 02/01/2028	619,000	646,607
3.70%, 02/02/2042	500,000	552,360
3.75%, 01/14/2029	251,000	278,372
3.95%, 01/20/2040	402,000	440,681
4.20%, 01/21/2024	930,000	985,437
5.00%, 01/13/2037	601,000	714,198
6.38%, 10/23/2034	250,000	333,925
7.75%, 01/14/2031	300,000	426,075
9.50%, 02/02/2030	400,000	600,506
9.50%, 02/02/2030	71,000	106,923
10.63%, 03/16/2025	254,000	335,305
		5,420,389
POLAND — 0.0% (a)
Poland Government International Bond:
3.00%, 03/17/2023	400,000	415,068
3.25%, 04/06/2026	290,000	314,734
4.00%, 01/22/2024	405,000	441,875
5.00%, 03/23/2022	937,000	1,000,660
		2,172,337
Security Description	Principal Amount	Value
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
2.38%, 06/25/2024	$200,000	$204,732
2.63%, 05/26/2026	200,000	207,408
3.25%, 11/10/2025	100,000	108,123
3.25%, 08/12/2026	1,700,000	1,822,638
3.50%, 11/27/2021	215,000	222,325
4.00%, 01/14/2024	300,000	325,188
5.00%, 04/11/2022	200,000	214,308
Korea Development Bank:
2.13%, 10/01/2024	200,000	202,676
3.00%, 09/14/2022	780,000	812,136
3.25%, 02/19/2024	200,000	211,010
3.38%, 03/12/2023	200,000	211,204
3.38%, 09/16/2025	150,000	161,364
3.75%, 01/22/2024	250,000	268,070
4.63%, 11/16/2021	350,000	369,183
Korea International Bond:
2.00%, 06/19/2024	500,000	520,265
2.50%, 06/19/2029	200,000	215,962
2.75%, 01/19/2027	435,000	471,723
3.88%, 09/11/2023	450,000	496,057
4.13%, 06/10/2044	111,000	152,794
5.63%, 11/03/2025	100,000	124,509
		7,321,675
SUPRANATIONAL — 1.3%
African Development Bank:
Series GDIF, 1.25%, 07/26/2021	181,000	182,714
Series GDIF, 2.13%, 11/16/2022	306,000	318,056
Series GDIF, 2.38%, 09/23/2021	60,000	61,655
Series GDIF, 2.63%, 03/22/2021	210,000	214,129
Series GMTN, 1.63%, 09/16/2022	835,000	855,892
Series GMTN, 3.00%, 12/06/2021	545,000	566,958
Asian Development Bank:
1.50%, 10/18/2024 (b)	392,000	406,610
1.63%, 01/24/2023	350,000	359,916
2.63%, 01/30/2024	300,000	322,440
5.82%, 06/16/2028	421,000	582,816
6.22%, 08/15/2027	175,000	240,655
Series GMTN, 1.63%, 03/16/2021	325,000	328,370
Series GMTN, 1.75%, 06/08/2021	1,555,000	1,577,890
Series GMTN, 1.75%, 09/13/2022	880,000	905,362
Series GMTN, 1.75%, 08/14/2026	50,000	52,839
Series GMTN, 1.75%, 09/19/2029	273,000	290,251

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.88%, 02/18/2022	$530,000	$543,213
Series GMTN, 1.88%, 01/24/2030	650,000	700,791
Series GMTN, 2.00%, 02/16/2022	1,235,000	1,268,691
Series GMTN, 2.00%, 01/22/2025	150,000	159,243
Series GMTN, 2.00%, 04/24/2026	400,000	429,220
Series GMTN, 2.50%, 11/02/2027	325,000	364,156
Series GMTN, 2.75%, 03/17/2023	820,000	871,357
Series GMTN, 3.13%, 09/26/2028	250,000	293,355
Series MTN, 1.88%, 07/19/2022	1,000,000	1,029,330
Asian Infrastructure Investment Bank 2.25%, 5/16/2024	400,000	424,912
Corp. Andina de Fomento:
2.13%, 09/27/2021	431,000	436,857
2.75%, 01/06/2023	37,000	38,592
3.25%, 02/11/2022	300,000	311,694
3.75%, 11/23/2023 (b)	175,000	190,454
Council Of Europe Development Bank:
1.38%, 02/27/2025	200,000	206,414
1.75%, 09/26/2022	250,000	257,470
2.50%, 02/27/2024	240,000	257,258
2.63%, 02/13/2023 (b)	374,000	395,288
European Bank for Reconstruction & Development:
1.63%, 09/27/2024	200,000	208,432
Series EMTN, 1.88%, 07/15/2021	300,000	305,154
Series GMTN, 1.50%, 02/13/2025	210,000	218,152
Series GMTN, 1.88%, 02/23/2022	745,000	763,811
Series GMTN, 2.13%, 03/07/2022	255,000	262,831
Series GMTN, 2.75%, 04/26/2021	200,000	204,606
Series GMTN, 2.75%, 03/07/2023	600,000	637,308
European Investment Bank:
1.38%, 09/06/2022 (b)	1,139,000	1,160,664
1.63%, 06/15/2021	1,000,000	1,013,620
1.63%, 03/14/2025 (b)	1,230,000	1,286,125
1.63%, 10/09/2029	330,000	348,421
1.88%, 02/10/2025 (b)	1,573,000	1,659,940
2.00%, 12/15/2022 (b)	900,000	934,380
2.13%, 04/13/2026	567,000	612,609
2.25%, 03/15/2022 (b)	1,042,000	1,076,376
Security Description	Principal Amount	Value
2.25%, 08/15/2022 (b)	$1,290,000	$1,341,148
2.25%, 06/24/2024	100,000	106,703
2.38%, 06/15/2022 (b)	892,000	928,108
2.50%, 04/15/2021	270,000	275,505
2.50%, 03/15/2023	414,000	437,002
2.50%, 10/15/2024 (b)	900,000	973,683
2.63%, 05/20/2022	255,000	266,383
2.63%, 03/15/2024	775,000	835,465
2.88%, 12/15/2021 (b)	596,000	619,816
3.25%, 01/29/2024	1,181,000	1,297,990
Series GMTN, 2.38%, 05/13/2021 (b)	312,000	318,586
Series GMTN, 2.88%, 08/15/2023	1,450,000	1,559,098
Series GMTN, 3.13%, 12/14/2023	175,000	191,032
Inter-American Development Bank:
1.25%, 09/14/2021	650,000	657,020
1.88%, 03/15/2021 (b)	1,400,000	1,417,682
1.88%, 07/23/2021	200,000	203,540
2.00%, 07/23/2026	200,000	214,628
2.13%, 01/15/2025	400,000	426,656
2.25%, 06/18/2029	250,000	275,818
2.38%, 07/07/2027	240,000	265,375
2.50%, 01/18/2023	287,000	302,030
2.63%, 01/16/2024	850,000	913,911
3.00%, 10/04/2023	325,000	351,507
3.00%, 02/21/2024	504,000	550,670
4.38%, 01/24/2044	225,000	343,229
Series GMTN, 1.75%, 04/14/2022	1,115,000	1,142,986
Series GMTN, 1.75%, 09/14/2022	1,295,000	1,332,205
Series GMTN, 1.75%, 03/14/2025 (b)	750,000	787,582
Series GMTN, 2.13%, 01/18/2022	500,000	514,335
Series GMTN, 2.63%, 04/19/2021	571,000	583,750
Series GMTN, 3.00%, 09/26/2022	1,000,000	1,059,700
Series GMTN, 3.88%, 10/28/2041	169,000	236,428
International Bank for Reconstruction & Development:
0.75%, 03/11/2025	500,000	501,065
1.63%, 01/15/2025	750,000	782,783
1.75%, 04/19/2023	250,000	258,733
2.00%, 01/26/2022	350,000	359,296
2.13%, 07/01/2022	750,000	776,550
2.13%, 02/13/2023	850,000	887,638
2.50%, 03/19/2024	713,000	765,234
3.00%, 09/27/2023	271,000	293,477

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 1.38%, 05/24/2021	$1,040,000	$1,050,254
Series GDIF, 1.38%, 09/20/2021	200,000	202,520
Series GDIF, 1.50%, 08/28/2024	1,450,000	1,504,114
Series GDIF, 1.63%, 03/09/2021	775,000	783,184
Series GDIF, 1.63%, 02/10/2022	450,000	459,158
Series GDIF, 1.75%, 10/23/2029	750,000	797,985
Series GDIF, 1.88%, 06/19/2023	950,000	988,437
Series GDIF, 2.13%, 12/13/2021 (b)	1,000,000	1,027,760
Series GDIF, 2.13%, 03/03/2025 (b)	360,000	385,294
Series GDIF, 2.25%, 06/24/2021	1,035,000	1,057,139
Series GDIF, 2.50%, 07/29/2025	1,695,000	1,852,211
Series GDIF, 3.13%, 11/20/2025	1,000,000	1,131,000
Series GMTN, 4.75%, 02/15/2035	1,250,000	1,824,037
International Finance Corp.:
0.50%, 03/20/2023 (b)	335,000	334,240
Series GMTN, 1.13%, 07/20/2021	340,000	342,788
Series GMTN, 1.38%, 10/16/2024	589,000	608,072
Series GMTN, 2.00%, 10/24/2022	234,000	242,604
Series GMTN, 2.88%, 07/31/2023	160,000	171,952
Nordic Investment Bank:
1.25%, 08/02/2021	300,000	302,745
1.38%, 10/17/2022 (b)	500,000	510,300
2.25%, 09/30/2021	150,000	153,801
2.25%, 05/21/2024	585,000	622,838
2.88%, 07/19/2023	200,000	214,820
		68,058,877
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
1.63%, 11/14/2022	395,000	404,907
Series GMTN, 1.63%, 09/12/2021	1,100,000	1,115,653
Series GMTN, 1.75%, 03/10/2021	250,000	252,617
Series GMTN, 3.13%, 11/08/2021	200,000	208,004
Series MTN, 2.38%, 04/09/2021	215,000	218,707
		2,199,888
Security Description	Principal Amount	Value
URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	$400,000	$432,008
4.38%, 01/23/2031	155,000	168,441
4.50%, 08/14/2024	395,000	416,642
4.98%, 04/20/2055	835,000	948,819
5.10%, 06/18/2050	499,000	567,877
7.63%, 03/21/2036	200,000	276,616
8.00%, 11/18/2022	503,000	545,076
		3,355,479
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $161,999,382)		168,529,210
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.4%
Federal Home Loan Bank:
1.13%, 7/14/2021 (b)	4,885,000	4,914,359
1.38%, 2/17/2023	2,000,000	2,052,940
1.63%, 11/19/2021	680,000	692,587
1.63%, 12/20/2021	1,965,000	2,005,715
1.88%, 11/29/2021 (b)	450,000	460,674
2.13%, 6/9/2023	1,000,000	1,051,630
2.63%, 12/10/2021	130,000	134,753
3.00%, 10/12/2021 (b)	325,000	337,847
3.25%, 11/16/2028 (b)	1,235,000	1,459,375
5.50%, 7/15/2036	1,240,000	1,916,519
Federal Home Loan Mortgage Corp.:
1.13%, 8/12/2021	197,000	198,779
1.50%, 2/12/2025 (b)	3,000,000	3,126,180
2.38%, 1/13/2022	4,120,000	4,263,788
2.50%, 9/1/2028	174,886	181,725
2.50%, 10/1/2029	466,737	484,711
2.50%, 1/1/2031	571,723	594,175
2.50%, 5/1/2031	1,771,731	1,841,274
2.50%, 6/1/2031	683,210	710,027
2.50%, 11/1/2032	1,756,117	1,827,368
2.50%, 12/1/2032	1,366,794	1,422,249
2.50%, 2/1/2033	2,823,906	2,938,479
2.50%, 3/1/2033	4,859,418	5,055,381
2.50%, 9/1/2046	1,853,445	1,935,150
2.75%, 6/19/2023 (b)	645,000	690,750
3.00%, 11/1/2027	1,783,434	1,868,026
3.00%, 2/1/2029	327,163	342,957
3.00%, 7/1/2029	321,181	336,885
3.00%, 9/1/2029	496,774	521,064
3.00%, 4/1/2030	477,955	501,071
3.00%, 12/1/2030	1,246,049	1,306,314
3.00%, 2/1/2031	2,713,701	2,847,628
3.00%, 5/1/2031	993,605	1,042,941
3.00%, 9/1/2032	2,945,602	3,090,070

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/1/2033	$7,022,869	$7,369,683
3.00%, 5/1/2033	6,388,747	6,693,473
3.00%, 7/1/2035	539,955	569,383
3.00%, 4/1/2036	1,131,100	1,197,107
3.00%, 8/1/2036	1,792,544	1,889,016
3.00%, 3/1/2043	910,377	964,097
3.00% 4/1/2043	1,688,075	1,787,686
3.00% 7/1/2043	605,532	641,264
3.00%, 8/1/2043	267,682	283,477
3.00%, 9/1/2043	340,372	360,457
3.00%, 10/1/2043	278,013	294,418
3.00%, 6/1/2045	1,208,293	1,273,836
3.00% 8/1/2045	3,328,620	3,519,626
3.00%, 4/1/2046	2,046,012	2,152,953
3.00%, 9/1/2046	1,384,433	1,456,794
3.00%, 10/1/2046	7,600,855	7,998,137
3.00%, 11/1/2046	1,336,987	1,406,868
3.00%, 12/1/2046	3,957,419	4,164,265
3.00%, 2/1/2047	3,684,717	3,877,310
3.00%, 7/1/2047	8,667,745	9,118,237
3.00%, 12/1/2047	10,022,658	10,525,881
3.00%, 1/1/2048	2,690,392	2,825,472
3.00%, 2/1/2048	6,094,233	6,400,216
3.00%, 3/1/2048	288,189	302,658
3.00%, 10/1/2049	7,705,587	8,081,021
3.00%, 12/1/2049	5,062,247	5,308,891
3.00%, 1/1/2050	13,982,582	14,663,846
3.00%, 2/1/2050	15,033,398	15,765,861
3.50%, 5/1/2026	436,084	459,192
3.50%, 1/1/2029	110,150	116,439
3.50%, 11/1/2029	359,618	379,551
3.50%, 2/1/2030	164,689	174,025
3.50%, 3/1/2032	411,232	437,110
3.50%, 6/1/2033	1,300,179	1,367,733
3.50%, 1/1/2034	3,406,060	3,583,030
3.50%, 3/1/2038	1,580,764	1,681,968
3.50%, 10/1/2041	211,699	227,016
3.50%, 4/1/2043	328,762	350,890
3.50% 5/1/2043	569,283	607,831
3.50% 8/1/2043	1,256,485	1,341,445
3.50%, 6/1/2044	333,029	355,040
3.50%, 8/1/2044	650,554	693,552
3.50%, 10/1/2044	379,156	404,216
3.50%, 11/1/2044	589,970	628,964
3.50%, 12/1/2044	603,847	643,759
3.50%, 1/1/2045	613,198	653,728
3.50%, 2/1/2045	824,184	878,659
3.50% 7/1/2045	8,083,135	8,643,687
3.50%, 10/1/2045	818,516	871,662
3.50% 12/1/2045	1,244,668	1,326,214
3.50%, 3/1/2046	1,734,600	1,844,875
3.50%, 5/1/2046	788,318	838,434
3.50%, 8/1/2046	4,200,490	4,473,480
3.50%, 9/1/2046	9,247,185	9,835,060
3.50%, 12/1/2046	1,119,407	1,190,571
Security Description	Principal Amount	Value
3.50%, 4/1/2047	$166,697	$176,735
3.50%, 9/1/2047	7,958,215	8,437,396
3.50%, 10/1/2047	1,113,144	1,180,169
3.50%, 11/1/2047	448,549	475,557
3.50%, 12/1/2047	1,066,863	1,131,101
3.50%, 1/1/2048	2,589,996	2,745,945
3.50%, 2/1/2048	8,028,659	8,512,081
3.50%, 5/1/2048	5,572,858	5,894,461
3.50%, 7/1/2048	2,329,765	2,464,213
3.50%, 11/1/2048	5,987,374	6,332,898
3.50%, 6/1/2049	7,835,547	8,279,306
3.50%, 7/1/2049	4,790,508	5,064,066
4.00%, 4/1/2024	35,264	37,174
4.00%, 5/1/2025	28,109	29,669
4.00%, 6/1/2025	66,112	69,781
4.00%, 8/1/2025	16,416	17,327
4.00%, 9/1/2025	17,249	18,206
4.00%, 6/1/2026	173,112	182,751
4.00%, 7/1/2029	4,552,378	4,804,067
4.00%, 10/1/2040	218,624	237,515
4.00%, 12/1/2041	693,963	754,376
4.00%, 4/1/2042	461,677	501,869
4.00%, 6/1/2042	960,660	1,039,188
4.00%, 12/1/2043	227,561	245,662
4.00% 5/1/2044	565,925	608,861
4.00%, 7/1/2044	871,773	937,915
4.00%, 12/1/2044	289,193	311,134
4.00%, 4/1/2045	647,328	695,599
4.00%, 5/1/2045	2,934,961	3,190,303
4.00%, 10/1/2045	1,017,382	1,093,248
4.00%, 1/1/2046	724,121	778,119
4.00%, 3/1/2046	552,102	595,679
4.00%, 1/1/2047	10,385,616	11,126,462
4.00%, 9/1/2047	572,413	612,306
4.00%, 11/1/2047	3,659,717	3,910,439
4.00%, 12/1/2047	1,386,405	1,481,385
4.00%, 1/1/2048	2,131,649	2,280,210
4.00%, 4/1/2048	3,757,343	4,016,223
4.00% 5/1/2048	6,906,384	7,368,844
4.00%, 7/1/2048	5,113,235	5,465,535
4.00%, 10/1/2048	8,944,695	9,560,981
4.00%, 12/1/2048	4,454,024	4,749,958
4.00%, 9/1/2049	3,447,052	3,677,058
4.50%, 10/1/2024	11,386	11,659
4.50%, 2/1/2039	2,124	2,341
4.50%, 6/1/2039	159,732	176,060
4.50%, 12/1/2039	127,916	140,992
4.50%, 6/1/2040	2,985	3,289
4.50%, 12/1/2040	488,038	537,610
4.50%, 4/1/2041	5,823	6,422
4.50%, 7/1/2041	343,787	379,140
4.50%, 8/1/2041	27,184	29,980
4.50%, 9/1/2041	129,952	143,315
4.50%, 10/1/2041	887,268	977,260
4.50%, 10/1/2043	15,522	17,018

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 8/1/2044	$16,996	$18,506
4.50%, 9/1/2044	393,735	428,720
4.50%, 4/1/2047	193,544	209,174
4.50%, 10/1/2047	177,212	191,525
4.50%, 12/1/2047	531,156	572,315
4.50% 1/1/2048	1,965,116	2,118,036
4.50%, 5/1/2048	2,210,541	2,386,609
4.50%, 6/1/2048	1,282,592	1,388,618
4.50%, 7/1/2048	2,407,876	2,590,712
4.50%, 12/1/2048	1,782,160	1,924,977
4.50%, 3/1/2049	2,600,034	2,797,461
4.50%, 7/1/2049	11,741,170	12,683,354
5.00%, 11/1/2035	14,709	16,335
5.00% 12/1/2036	3,345	3,718
5.00% 2/1/2038	253,049	278,895
5.00% 3/1/2038	171,808	189,366
5.00%, 6/1/2038	41,594	45,820
5.00% 11/1/2038	338,869	373,538
5.00%, 1/1/2039	49,734	54,788
5.00%, 2/1/2039	114,046	125,613
5.00%, 3/1/2039	353,329	389,188
5.00%, 10/1/2039	33,329	36,709
5.00%, 7/1/2048	2,813,707	3,048,498
5.00%, 9/1/2048	555,522	601,877
5.00%, 11/1/2048	2,984,561	3,232,472
5.00%, 3/1/2049	1,229,897	1,327,363
5.50%, 2/1/2022	1,737	1,775
5.50%, 11/1/2026	32,667	35,814
5.50%, 6/1/2027	9,005	9,916
5.50%, 4/1/2028	14,434	15,887
5.50%, 7/1/2028	22,123	24,350
5.50%, 7/1/2033	728	821
5.50% 1/1/2037	115,185	129,101
5.50%, 9/1/2037	1,138	1,275
5.50%, 11/1/2037	6,385	7,153
5.50%, 1/1/2038	56,588	63,395
5.50%, 4/1/2038	190,347	213,211
5.50% 7/1/2038	274,464	307,486
5.50%, 10/1/2038	4,956	5,552
5.50%, 11/1/2038	7,629	8,547
6.00%, 8/1/2031	7,733	8,866
6.00%, 3/1/2036	8,879	10,411
6.00%, 8/1/2036	50,767	59,190
6.00%, 1/1/2037	4,847	5,635
6.00%, 12/1/2037	4,733	5,518
6.00%, 10/1/2038	3,867	4,380
6.00%, 3/1/2040	2,620	3,062
6.00%, 5/1/2040	504,231	587,746
6.25%, 7/15/2032 (b)	2,410,000	3,760,926
6.50%, 11/1/2037	53,143	62,892
6.50%, 2/1/2038	9,687	11,069
6.50%, 9/1/2038	130,550	156,246
6.50%, 9/1/2039	72,286	85,886
6.75%, 3/15/2031	601,000	938,029
Security Description	Principal Amount	Value
Series K015, Class A2, Class A2, 3.23%, 7/25/2021	$952,680	$964,231
Series K029, Class A1, Class A1, 2.84%, 10/25/2022	166,688	168,370
Series K037, Class A2, Class A2, 3.49%, 1/25/2024	1,000,000	1,073,917
Series K040, Class A2, 3.24%, 9/25/2024	700,000	753,551
Series K041, Class A2, Class A2, 3.17%, 10/25/2024	750,000	806,361
Series K049, Class A2, 3.01%, 7/25/2025	350,000	376,487
Series K053, Class A2, Class A2, 3.00%, 12/25/2025	350,000	377,634
Series K055, Class A2, Class A2, 2.67%, 3/25/2026	1,000,000	1,064,209
Series K064, Class A2, Class A2, 3.22%, 3/25/2027	800,000	885,964
Series K067, Class AM, Class AM, 3.28%, 8/25/2027	500,000	553,593
Series K069, Class A2, Class A2, 3.19%, 9/25/2027 (d)	1,500,000	1,664,242
Series K070, Class A2, Class A2, 3.30%, 11/25/2027 (d)	1,500,000	1,676,841
Series K072, Class A2, Class A2, 3.44%, 12/25/2027	2,010,000	2,267,083
Series K079, Class A2, 3.93%, 6/25/2028	1,150,000	1,339,792
Series K085, Class A2, 4.06%, 10/25/2028 (d)	2,200,000	2,568,405
Series K086, Class A2, 3.86%, 11/25/2028 (d)	799,999	924,998
Series K087, Class A2, Class A2, 3.77%, 12/25/2028	270,000	310,439
Series K092, Class A2, 3.30%, 4/25/2029	500,000	561,910
Series K093, Class A2, 2.98%, 5/25/2029	500,000	548,649
Series K094, Class A2, 2.90%, 6/25/2029	531,291	579,890
Series K101, Class A2, 2.52%, 10/25/2029	500,000	532,285
Series K723, Class A2, Class A2, 2.45%, 8/25/2023	650,000	670,108

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series K730, Class A2, Class A2, 3.59%, 1/25/2025 (d)	$1,000,000	$1,086,248
Series K735, Class A2, 2.86%, 5/25/2026	500,000	533,383
Series K736, Class A2, 2.28%, 7/25/2026	5,000,000	5,185,976
Series K737, Class A2, 2.53%, 10/25/2026	1,250,000	1,314,070
Series K030, Class A2, Class A2, VRN, 3.25%, 4/25/2023 (d)	1,000,000	1,051,610
Series K159, Class A3, Class A3, VRN, 3.95%, 11/25/2033 (d)	666,667	782,482
Federal National Mortgage Association:
1.25%, 5/6/2021 (b)	454,000	458,081
1.25%, 8/17/2021 (b)	1,656,000	1,675,127
1.38%, 10/7/2021	412,000	417,616
1.38%, 9/6/2022	3,800,000	3,888,920
1.63%, 10/15/2024	550,000	574,833
1.88%, 4/5/2022	205,000	211,201
1.88%, 9/24/2026 (b)	831,000	884,051
2.00%, 1/5/2022	2,165,000	2,226,183
2.00%, 10/5/2022 (b)	1,200,000	1,245,984
2.00%, 4/1/2035 (f)	8,000,000	8,208,240
2.13%, 4/24/2026 (b)	460,000	493,957
2.50%, 7/1/2028	519,824	540,037
2.50% 8/1/2028	1,552,999	1,613,387
2.50%, 10/1/2028	362,736	376,840
2.50%, 3/1/2029	1,328,810	1,379,212
2.50%, 2/1/2030	582,342	604,652
2.50%, 5/1/2030	927,264	963,467
2.50% 7/1/2030	5,005,733	5,200,429
2.50%, 2/1/2031	1,114,124	1,157,623
2.50%, 8/1/2031	2,707,755	2,813,397
2.50%, 6/1/2032	6,896,526	7,165,589
2.50%, 12/1/2032	2,200,021	2,288,719
2.50%, 1/1/2033	3,255,206	3,386,446
2.50%, 2/1/2035	7,017,023	7,280,882
2.50%, 4/1/2038	2,964,019	3,096,744
2.50%, 2/1/2040	1,488,236	1,549,376
2.50%, 10/1/2042	370,590	390,121
2.50%, 11/1/2049	2,457,301	2,547,213
2.50%, 1/1/2050	7,425,353	7,697,046
2.63%, 9/6/2024 (b)	2,395,000	2,609,903
2.75%, 6/22/2021 (b)	1,000,000	1,028,930
2.88%, 9/12/2023	1,350,000	1,460,565
3.00%, 8/1/2027	297,973	311,771
3.00%, 11/1/2028	594,554	623,388
3.00%, 6/1/2029	172,128	180,512
3.00% 8/1/2029	872,067	914,453
3.00%, 9/1/2029	335,172	351,462
3.00%, 6/1/2030	514,541	539,282
3.00%, 9/1/2030	91,618	96,024
Security Description	Principal Amount	Value
3.00%, 11/1/2030	$208,811	$218,851
3.00%, 12/1/2030	685,849	718,827
3.00%, 6/1/2032	4,556,245	4,778,586
3.00%, 10/1/2032	1,331,146	1,396,108
3.00%, 1/1/2033	931,414	976,869
3.00%, 2/1/2033	2,136,504	2,240,769
3.00%, 2/1/2034	3,180,881	3,330,982
3.00%, 2/1/2035	378,020	398,365
3.00%, 3/1/2035	309,950	326,727
3.00%, 2/1/2036	813,951	858,008
3.00%, 11/1/2036	1,931,188	2,043,143
3.00%, 1/1/2037	2,116,414	2,239,107
3.00%, 9/1/2037	2,018,025	2,129,048
3.00%, 1/1/2038	3,190,525	3,366,055
3.00%, 12/1/2042	501,903	532,069
3.00%, 1/1/2043	965,104	1,023,109
3.00%, 3/1/2043	1,048,373	1,109,905
3.00%, 4/1/2043	268,832	284,610
3.00% 5/1/2043	2,803,464	2,968,008
3.00% 6/1/2043	1,983,922	2,100,365
3.00% 7/1/2043	1,792,633	1,897,848
3.00%, 8/1/2043	809,471	858,123
3.00%, 2/1/2044	8,121,080	8,597,730
3.00%, 5/1/2045	6,727,270	7,122,113
3.00%, 8/1/2045	10,756,763	11,388,108
3.00%, 9/1/2045	917,495	966,987
3.00% 11/1/2045	2,056,349	2,167,273
3.00%, 5/1/2046	2,032,592	2,138,312
3.00%, 8/1/2046	2,258,237	2,375,694
3.00%, 9/1/2046	2,190,069	2,303,980
3.00%, 10/1/2046	817,021	859,517
3.00% 11/1/2046	6,566,859	6,940,094
3.00% 1/1/2047	6,589,939	6,932,697
3.00% 3/1/2047	7,699,812	8,114,321
3.00%, 7/1/2047	5,521,246	5,808,420
3.00%, 12/1/2047	11,128,153	11,706,957
3.00%, 2/1/2048	7,289,135	7,653,230
3.00%, 1/1/2050	7,391,462	7,751,591
3.50%, 10/1/2025	101,044	106,316
3.50%, 11/1/2025	127,663	134,324
3.50%, 3/1/2026	78,324	82,417
3.50%, 1/1/2027	393,732	414,275
3.50%, 5/1/2029	167,893	177,146
3.50%, 1/1/2030	276,515	291,755
3.50%, 3/1/2031	766,178	808,558
3.50%, 6/1/2033	2,739,297	2,880,882
3.50%, 6/1/2034	672,322	714,895
3.50%, 7/1/2034	1,235,191	1,313,407
3.50%, 11/1/2034	4,221,782	4,489,119
3.50%, 2/1/2037	642,215	683,308
3.50%, 2/1/2038	393,374	420,707
3.50%, 4/1/2038	2,771,182	2,945,682
3.50%, 5/1/2038	1,023,124	1,087,550
3.50%, 12/1/2040	747,694	801,792
3.50%, 1/1/2042	194,757	208,858

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2042	$415,936	$445,116
3.50%, 5/1/2042	1,545,789	1,654,235
3.50%, 8/1/2042	582,089	622,926
3.50%, 10/1/2042	641,100	686,077
3.50%, 1/1/2043	204,382	218,721
3.50%, 5/1/2043	212,316	226,607
3.50%, 7/1/2043	765,052	816,548
3.50%, 1/1/2044	734,764	784,221
3.50%, 10/1/2044	520,751	554,999
3.50% 1/1/2045	899,033	958,158
3.50% 2/1/2045	19,550,398	20,921,975
3.50%, 4/1/2045	1,031,771	1,098,446
3.50% 8/1/2045	2,154,501	2,293,727
3.50% 11/1/2045	6,197,519	6,598,012
3.50% 12/1/2045	4,779,071	5,087,900
3.50%, 1/1/2046	1,603,429	1,707,045
3.50% 2/1/2046	5,442,937	5,792,449
3.50%, 10/1/2046	2,053,616	2,183,664
3.50%, 2/1/2047	646,507	687,448
3.50% 5/1/2047	5,791,881	6,158,659
3.50% 7/1/2047	3,887,624	4,149,302
3.50%, 10/1/2047	725,904	769,405
3.50% 11/1/2047	30,671,009	32,571,299
3.50% 1/1/2048	8,800,531	9,327,916
3.50% 2/1/2048	11,129,381	11,799,772
3.50%, 6/1/2048	5,221,390	5,520,533
3.50%, 8/1/2048	713,931	754,834
3.50%, 9/1/2048	2,319,971	2,462,518
3.50%, 7/1/2049	11,211,448	11,851,668
3.50%, 8/1/2049	7,899,777	8,350,887
4.00%, 4/1/2024	55,705	58,711
4.00%, 1/1/2025	52,135	54,949
4.00%, 3/1/2026	44,070	46,513
4.00%, 12/1/2034	366,414	395,877
4.00%, 3/1/2037	1,166,441	1,254,602
4.00%, 3/1/2038	1,419,592	1,522,273
4.00%, 6/1/2038	1,038,797	1,113,929
4.00%, 8/1/2039	490,817	532,863
4.00%, 9/1/2040	4,647,205	5,046,921
4.00% 12/1/2040	1,033,869	1,122,794
4.00%, 3/1/2041	800,972	870,450
4.00%, 12/1/2041	847,697	921,228
4.00%, 1/1/2042	233,532	253,789
4.00%, 2/1/2042	201,347	218,812
4.00%, 10/1/2043	556,251	599,983
4.00%, 12/1/2043	78,248	84,400
4.00%, 5/1/2044	1,730,275	1,879,100
4.00%, 6/1/2044	501,691	539,586
4.00% 7/1/2044	2,931,975	3,150,123
4.00%, 9/1/2044	411,432	442,510
4.00% 10/1/2044	638,782	687,034
4.00%, 12/1/2044	556,118	598,125
4.00%, 1/1/2045	1,399,191	1,513,211
4.00%, 3/1/2045	435,909	468,234
4.00%, 5/1/2045	767,393	824,300
Security Description	Principal Amount	Value
4.00%, 6/1/2045	$1,205,688	$1,296,761
4.00%, 7/1/2045	747,049	802,448
4.00%, 9/1/2045	1,094,085	1,175,219
4.00%, 12/1/2045	632,408	679,305
4.00%, 2/1/2046	208,332	223,781
4.00%, 4/1/2046	824,051	882,843
4.00%, 11/1/2046	648,167	695,058
4.00% 4/1/2047	15,517,431	16,638,249
4.00%, 7/1/2047	311,115	332,323
4.00%, 8/1/2047	1,278,656	1,365,817
4.00%, 12/1/2047	12,219,931	13,052,912
4.00%, 1/1/2048	4,641,830	4,958,245
4.00%, 2/1/2048	2,068,686	2,209,700
4.00%, 5/1/2048	331,282	353,169
4.00%, 6/1/2048	4,569,069	4,870,929
4.00%, 7/1/2048	2,590,534	2,768,051
4.00%, 8/1/2048	4,532,624	4,832,076
4.00%, 9/1/2048	5,674,146	6,049,015
4.00% 11/1/2048	6,083,156	6,505,972
4.00%, 3/1/2049	1,544,290	1,647,334
4.00%, 5/1/2049	4,358,029	4,648,821
4.00%, 7/1/2049	4,865,744	5,201,760
4.50% 4/1/2023	103,957	107,472
4.50%, 8/1/2023	194	198
4.50%, 4/1/2031	208,166	226,719
4.50%, 4/1/2039	459,600	506,374
4.50%, 4/1/2040	449,869	495,375
4.50%, 10/1/2040	244,383	269,104
4.50%, 2/1/2041	549,246	605,499
4.50%, 5/1/2041	267,597	294,666
4.50%, 1/1/2042	921,400	1,015,768
4.50%, 9/1/2043	206,107	225,884
4.50% 12/1/2043	610,624	669,216
4.50%, 1/1/2044	157,255	172,345
4.50%, 2/1/2044	272,300	298,429
4.50% 6/1/2044	707,354	772,480
4.50%, 3/1/2046	1,035,200	1,139,914
4.50%, 9/1/2047	351,533	378,657
4.50%, 11/1/2047	2,491,095	2,683,303
4.50%, 4/1/2048	1,377,838	1,481,965
4.50% 8/1/2048	8,104,589	8,751,209
4.50%, 11/1/2048	7,253,408	7,832,118
4.50%, 12/1/2048	2,122,163	2,291,479
4.50% 1/1/2049	5,006,049	5,403,096
4.50%, 5/1/2049	4,545,667	4,908,341
5.00%, 7/1/2035	399,153	443,344
5.00%, 7/1/2040	181,371	199,559
5.00%, 1/1/2042	574,652	632,278
5.00%, 3/1/2042	531,114	584,374
5.00%, 12/1/2043	127,522	140,386
5.00%, 7/1/2044	396,569	433,875
5.00%, 6/1/2048	1,557,934	1,680,759
5.00%, 9/1/2048	3,683,235	3,973,629
5.00%, 8/1/2049	2,483,566	2,679,378
5.00%, 10/1/2049	3,537,293	3,846,717

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 7/1/2035	$181,704	$204,439
5.50% 6/1/2038	51,877	58,095
5.50%, 12/1/2038	190,614	213,425
5.50%, 12/1/2039	293,273	328,428
5.50%, 4/1/2040	153,506	172,087
5.50%, 9/1/2040	24,420	27,347
5.50%, 7/1/2041	326,414	365,664
5.50%, 5/1/2044	3,907,812	4,396,771
6.00%, 2/1/2037	172,799	198,769
6.00%, 10/1/2039	226,700	264,564
6.00%, 4/1/2040	316,804	372,398
6.25%, 5/15/2029	80,000	114,302
6.63%, 11/15/2030	1,849,000	2,834,092
7.13%, 1/15/2030	325,000	498,683
7.25%, 5/15/2030	1,125,000	1,757,171
Series 2013-M12, Class APT, 2.41%, 3/25/2023 (d)	562,854	579,942
Series 2014-M3, Class A2, 3.48%, 1/25/2024 (d)	300,970	321,429
Series 2016-M4, Class AL, Class AL, 3.27%, 1/25/2039	194,518	214,882
Series 2017-M14, Class A2, Class A2, 2.88%, 11/25/2027 (d)	600,000	648,770
Series 2017-M8, Class A1, Class A1, 2.65%, 5/25/2027	487,743	504,991
Series 2017-M8, Class A2, Class A2, 3.06%, 5/25/2027 (d)	600,000	660,616
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (d)	750,000	812,747
Series 2019-M1, Class A2, Class A2, 3.55%, 9/25/2028 (d)	861,702	976,449
Series 2019-M18, Class A2, Class A2, 2.47%, 8/25/2029	2,000,000	2,116,153
Series 2019-M22, Class A2, Class A2, 2.52%, 8/25/2029	600,000	638,022
Series 2019-M5, Class A2, Class A2, 3.27%, 1/25/2029	500,000	554,272
Series 2019-M9, Class A2, Class A2, 2.94%, 4/25/2029	750,000	809,684
Series 2020-M8, Class A2, 1.82%, 2/25/2030	964,300	950,310
TBA, 2.50%, 4/1/2035 (f)	11,500,000	11,928,605
TBA, 2.50%, 4/1/2050 (f)	11,950,000	12,382,829
TBA, 3.00%, 4/1/2050 (f)	33,925,000	35,570,702
TBA, 3.50%, 4/1/2050 (f)	15,500,000	16,387,995
TBA, 4.00%, 4/1/2050 (f)	15,500,000	16,533,540
TBA, 4.50%, 4/1/2050 (f)	4,000,000	4,304,600
Security Description	Principal Amount	Value
Series 2013-M14, Class APT, Class APT, VRN, 2.62%, 4/25/2023 (d)	$204,632	$211,296
Series 2014-M2, Class A2, Class A2, VRN, 3.51%, 12/25/2023 (d)	694,997	742,141
Series 2017-M15, Class ATS2, Class ATS2, VRN, 3.14%, 11/25/2027 (d)	700,000	773,556
Series 2018-M1, Class A2, Class A2, VRN, 2.98%, 12/25/2027 (d)	130,000	142,079
Government National Mortgage Association:
2.50%, 2/20/2043	2,216,474	2,336,696
2.50%, 12/20/2049	2,283,455	2,389,209
3.00% 12/15/2042	626,468	676,835
3.00% 12/20/2042	1,217,946	1,310,690
3.00%, 2/20/2043	1,134,814	1,223,421
3.00%, 4/20/2043	1,088,704	1,168,958
3.00%, 6/20/2043	743,556	798,368
3.00%, 11/20/2044	844,849	905,919
3.00%, 12/20/2044	375,280	402,407
3.00%, 3/20/2045	422,525	451,658
3.00%, 4/20/2045	647,366	692,002
3.00%, 8/20/2045	936,583	1,001,161
3.00%, 1/20/2046	523,677	559,785
3.00%, 2/20/2046	6,406,507	6,878,763
3.00%, 4/20/2046	1,025,558	1,096,864
3.00%, 5/20/2046	2,254,136	2,410,864
3.00%, 6/20/2046	6,397,480	6,842,291
3.00%, 9/20/2046	2,005,475	2,144,914
3.00%, 10/20/2046	7,099,013	7,592,600
3.00%, 11/20/2046	1,121,287	1,199,249
3.00%, 1/20/2047	1,944,958	2,080,189
3.00%, 6/20/2047	687,804	730,585
3.00%, 7/20/2047	6,197,547	6,583,026
3.00%, 10/20/2047	4,382,136	4,654,699
3.00%, 11/20/2047	2,862,745	3,040,804
3.00%, 12/20/2047	2,559,252	2,718,434
3.00%, 1/20/2048	2,322,738	2,467,209
3.00%, 2/20/2048	2,710,053	2,878,614
3.00%, 3/20/2048	10,649,965	11,264,529
3.00%, 12/20/2049	4,964,095	5,255,812
3.50%, 2/15/2042	688,637	747,893
3.50%, 6/20/2042	655,762	709,345
3.50%, 1/20/2043	2,637,458	2,852,965
3.50%, 4/15/2043	160,481	174,432
3.50%, 4/20/2043	666,203	720,638
3.50%, 7/20/2043	1,646,698	1,777,131
3.50%, 10/20/2043	318,215	343,421
3.50%, 12/20/2043	137,487	148,378
3.50%, 1/20/2044	282,515	304,893
3.50%, 3/20/2044	269,314	290,646
3.50%, 6/20/2044	11,851,663	12,745,389
3.50%, 9/20/2044	4,288,204	4,611,574

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 10/20/2044	$517,662	$556,698
3.50%, 12/20/2044	392,405	421,996
3.50%, 2/20/2045	300,585	323,252
3.50%, 3/20/2045	354,468	377,243
3.50% 4/20/2045	2,235,216	2,401,503
3.50%, 6/20/2045	2,112,700	2,248,443
3.50%, 10/20/2045	9,017,244	9,596,610
3.50%, 11/20/2045	213,246	226,948
3.50%, 1/20/2046	2,740,513	2,916,594
3.50%, 3/20/2046	1,760,483	1,869,085
3.50%, 4/20/2046	10,009,378	10,626,845
3.50%, 5/20/2046	1,575,093	1,672,259
3.50%, 10/20/2046	958,640	1,017,777
3.50%, 2/20/2047	4,807,761	5,104,347
3.50%, 3/20/2047	1,035,236	1,098,271
3.50%, 5/20/2047	1,055,486	1,119,755
3.50%, 6/20/2047	648,373	687,853
3.50%, 8/20/2047	953,515	1,011,575
3.50%, 9/20/2047	1,013,129	1,074,819
3.50%, 10/20/2047	845,101	896,559
3.50%, 11/20/2047	3,311,910	3,513,573
3.50%, 12/20/2047	4,579,810	4,858,675
3.50%, 1/20/2048	16,192,602	17,178,572
3.50%, 2/20/2048	4,067,801	4,315,490
3.50%, 3/20/2048	7,075,499	7,486,528
3.50%, 4/20/2048	4,133,972	4,374,122
3.50%, 6/20/2048	2,466,328	2,609,602
3.50%, 2/20/2049	1,125,333	1,190,705
3.50%, 5/20/2049	938,746	992,443
3.50%, 7/20/2049	336,644	355,900
3.50%, 9/20/2049	4,888,476	5,168,100
4.00%, 4/15/2040	594,143	648,821
4.00%, 6/15/2040	36,190	39,521
4.00%, 3/20/2044	100,668	109,203
4.00%, 4/20/2044	506,257	549,178
4.00%, 6/20/2044	476,244	516,621
4.00%, 8/20/2044	496,065	538,122
4.00%, 9/20/2044	396,795	430,436
4.00%, 10/20/2044	586,026	635,710
4.00%, 12/20/2044	503,104	545,757
4.00%, 2/20/2045	358,692	389,103
4.00%, 5/15/2045	463,240	502,293
4.00%, 7/20/2045	2,613,599	2,813,424
4.00%, 8/20/2045	349,359	376,069
4.00%, 9/20/2045	6,572,656	7,075,173
4.00%, 10/20/2045	500,819	539,109
4.00%, 11/20/2045	1,819,350	1,958,450
4.00%, 4/20/2046	306,552	329,989
4.00%, 5/20/2046	115,013	123,337
4.00%, 10/20/2046	217,814	233,576
4.00%, 3/20/2047	1,123,593	1,204,905
4.00%, 4/20/2047	443,918	473,482
4.00%, 6/20/2047	3,195,844	3,408,682
4.00%, 7/20/2047	887,687	946,805
4.00%, 8/20/2047	1,398,648	1,491,795
Security Description	Principal Amount	Value
4.00%, 9/20/2047	$582,482	$621,275
4.00%, 2/20/2048	4,696,099	5,008,851
4.00%, 3/20/2048	3,875,969	4,134,102
4.00%, 7/20/2048	908,477	969,021
4.00%, 8/20/2048	7,186,133	7,665,040
4.00%, 9/20/2048	1,880,202	2,005,505
4.00%, 5/20/2049	3,547,916	3,767,137
4.00%, 7/20/2049	16,428,172	17,443,247
4.50%, 6/15/2039	34,440	38,012
4.50%, 7/15/2039	131,557	145,199
4.50%, 4/15/2040	468,417	520,610
4.50% 6/15/2040	287,972	320,059
4.50%, 3/15/2041	156,523	173,963
4.50%, 6/15/2041	135,514	150,690
4.50%, 9/20/2041	134,758	148,299
4.50%, 12/15/2041	36,610	40,709
4.50%, 1/15/2042	108,750	120,027
4.50%, 10/20/2043	88,364	96,608
4.50%, 4/20/2044	226,628	247,772
4.50%, 6/20/2044	191,188	209,026
4.50%, 11/20/2044	485,859	529,719
4.50%, 12/20/2044	147,715	161,050
4.50%, 7/20/2045	3,079,700	3,357,718
4.50%, 8/20/2045	271,651	296,174
4.50%, 9/20/2045	134,628	146,781
4.50%, 10/20/2045	495,210	539,915
4.50%, 4/20/2046	268,417	292,648
4.50%, 9/20/2047	280,423	298,096
4.50%, 11/20/2047	1,270,775	1,350,862
4.50%, 12/20/2047	1,094,877	1,163,878
4.50%, 1/20/2048	1,003,726	1,066,984
4.50%, 6/20/2048	3,117,061	3,315,495
4.50%, 7/20/2048	1,748,464	1,859,772
4.50%, 8/20/2048	4,841,474	5,149,685
4.50%, 10/20/2048	2,477,108	2,634,802
4.50%, 1/20/2049	5,215,828	5,547,871
4.50%, 7/20/2049	5,217,771	5,540,377
5.00%, 12/15/2038	156,883	179,531
5.00% 4/15/2039	314,874	351,821
5.00%, 5/15/2039	26,664	29,415
5.00%, 11/20/2041	772,028	868,827
5.00%, 5/20/2044	150,723	168,022
5.00%, 11/20/2044	177,851	197,923
5.00%, 1/20/2048	1,188,845	1,267,662
5.00%, 5/20/2048	1,704,629	1,815,490
5.00%, 7/20/2048	231,947	246,510
5.00%, 9/20/2048	1,241,558	1,319,513
5.00%, 11/20/2048	1,450,745	1,541,835
5.00%, 1/20/2049	3,763,236	3,999,522
5.00%, 7/20/2049	790,366	839,992
5.50%, 6/15/2038	222,113	241,302
5.50%, 7/15/2038	235,739	263,121
5.50%, 2/15/2039	41,943	48,267
5.50%, 5/20/2044	220,787	255,504
6.00%, 1/15/2038	18,477	20,899

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 4/15/2038	$75,483	$87,406
6.00%, 6/15/2041	109,972	130,596
TBA, 2.50%, 4/1/2050 (f)	4,300,000	4,492,597
TBA, 3.00%, 4/1/2050 (f)	31,775,000	33,602,380
TBA, 3.50%, 4/1/2050 (f)	4,000,000	4,216,840
Iraq Government AID Bond 2.15%, 1/18/2022	1,080,000	1,111,104
Tennessee Valley Authority:
2.88%, 9/15/2024	475,000	515,237
4.63%, 9/15/2060	34,000	55,002
5.25%, 9/15/2039	182,000	272,754
5.88%, 4/1/2036	128,000	193,491
7.13%, 5/1/2030	66,000	100,788
Series A, 2.88%, 2/1/2027	236,000	261,325
Series B, 4.70%, 7/15/2033	350,000	473,519
Series E, 6.75%, 11/1/2025	115,000	151,895
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,382,418,498)		1,436,299,486
U.S. TREASURY OBLIGATIONS — 41.2%
Treasury Bonds:
2.25%, 8/15/2046	2,506,000	2,988,013
2.25%, 8/15/2049	12,370,000	14,963,834
2.38%, 11/15/2049 (b)	8,895,000	11,058,987
2.50%, 2/15/2045	3,399,000	4,204,138
2.50%, 2/15/2046	3,681,800	4,585,567
2.50%, 5/15/2046	2,850,000	3,552,703
2.75%, 8/15/2042 (b)	5,251,000	6,709,793
2.75%, 11/15/2042	15,482,000	19,816,960
2.75%, 8/15/2047	7,400,000	9,740,250
2.75%, 11/15/2047	17,200,000	22,655,625
2.88%, 5/15/2043	1,900,000	2,471,188
2.88%, 8/15/2045	3,700,000	4,921,000
2.88%, 11/15/2046	5,109,700	6,836,619
2.88%, 5/15/2049	12,436,000	16,877,984
3.00%, 11/15/2044	1,464,000	1,971,596
3.00%, 5/15/2045	2,100,000	2,831,719
3.00%, 11/15/2045	2,900,000	3,948,531
3.00%, 2/15/2047	6,450,000	8,836,500
3.00%, 5/15/2047	10,200,000	13,985,156
3.00%, 2/15/2048	13,150,000	18,126,453
3.00%, 8/15/2048	17,450,000	24,135,531
3.00%, 2/15/2049	7,925,000	10,987,270
3.13%, 11/15/2041	2,518,000	3,404,808
3.13%, 2/15/2042	2,197,000	2,974,875
3.13%, 2/15/2043	1,240,000	1,680,975
3.13%, 8/15/2044	2,078,000	2,850,756
3.13%, 5/15/2048	14,000,000	19,735,625
3.38%, 5/15/2044	2,164,000	3,078,290
3.38%, 11/15/2048	9,310,000	13,722,067
3.50%, 2/15/2039	700,000	980,875
3.63%, 8/15/2043	3,950,000	5,772,555
3.63%, 2/15/2044	1,940,000	2,846,344
3.75%, 8/15/2041	150,000	220,664
Security Description	Principal Amount	Value
3.75%, 11/15/2043	$3,762,000	$5,608,319
3.88%, 8/15/2040	150,000	222,914
4.25%, 11/15/2040	400,000	623,188
4.38%, 2/15/2038	2,235,000	3,446,091
4.38%, 11/15/2039	375,000	586,758
4.38%, 5/15/2040	10,350,000	16,296,398
4.38%, 5/15/2041	1,500,000	2,383,828
4.50%, 2/15/2036 (b)	502,000	761,863
4.50%, 5/15/2038 (b)	5,000,000	7,831,250
4.63%, 2/15/2040	56,970,000	92,148,975
4.75%, 2/15/2037	546,000	859,779
4.75%, 2/15/2041	5,400,000	8,946,281
5.25%, 11/15/2028	262,000	360,905
5.25%, 2/15/2029 (b)	250,000	346,328
5.50%, 8/15/2028	452,000	627,079
6.13%, 11/15/2027	686,000	969,189
6.25%, 8/15/2023 (b)	300,000	359,438
6.50%, 11/15/2026	1,054,000	1,456,826
6.88%, 8/15/2025	50,000	67,031
7.13%, 2/15/2023	524,000	626,057
7.50%, 11/15/2024	6,100,000	8,065,820
Treasury Notes:
0.38%, 3/31/2022	25,000,000	25,074,219
0.50%, 3/31/2025	10,000,000	10,061,719
1.13%, 6/30/2021	400,000	404,578
1.13%, 8/31/2021	6,000,000	6,073,828
1.13%, 9/30/2021	3,199,600	3,240,970
1.13%, 2/28/2025 (b)	31,323,000	32,485,377
1.13%, 2/28/2027 (b)	27,000,000	28,042,031
1.25%, 3/31/2021	3,082,600	3,115,112
1.25%, 10/31/2021	1,750,000	1,777,139
1.25%, 8/31/2024	11,000,000	11,424,531
1.38%, 4/30/2021	6,624,000	6,708,870
1.38%, 5/31/2021	600,000	608,320
1.38%, 1/31/2022	22,950,000	23,428,723
1.38%, 10/15/2022	14,725,000	15,128,787
1.38%, 2/15/2023 (b)	13,847,000	14,281,882
1.38%, 6/30/2023	4,000,000	4,133,125
1.38%, 1/31/2025 (b)	26,975,000	28,249,990
1.38%, 8/31/2026	3,000,000	3,156,797
1.50%, 8/31/2021	14,550,000	14,809,172
1.50%, 9/30/2021	8,000,000	8,149,375
1.50%, 10/31/2021 (b)	14,660,000	14,950,909
1.50%, 11/30/2021	15,700,000	16,028,719
1.50%, 1/31/2022	850,000	868,926
1.50%, 8/15/2022	16,350,000	16,822,617
1.50%, 9/15/2022	12,650,000	13,029,500
1.50%, 1/15/2023 (b)	49,900,000	51,584,125
1.50%, 3/31/2023 (b)	1,796,000	1,858,860
1.50%, 9/30/2024	10,000,000	10,499,219
1.50%, 10/31/2024	11,250,000	11,823,047
1.50%, 11/30/2024 (b)	11,300,000	11,891,484
1.50%, 8/15/2026	2,392,000	2,533,091
1.50%, 1/31/2027	13,400,000	14,245,875
1.50%, 2/15/2030 (b)	34,100,000	36,710,781

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
1.63%, 6/30/2021 (b)	$53,775,000	$54,724,465
1.63%, 12/31/2021	19,650,000	20,121,293
1.63%, 8/15/2022	1,972,000	2,033,625
1.63%, 8/31/2022	9,000,000	9,286,875
1.63%, 11/15/2022	3,964,000	4,100,572
1.63%, 12/15/2022	13,200,000	13,674,375
1.63%, 4/30/2023	1,100,000	1,143,484
1.63%, 5/31/2023	884,000	919,636
1.63%, 10/31/2023	4,730,000	4,945,067
1.63%, 5/15/2026 (b)	300,000	319,688
1.63%, 10/31/2026	11,150,000	11,920,047
1.63%, 11/30/2026	11,700,000	12,519,000
1.63%, 8/15/2029 (b)	16,627,000	18,027,305
1.75%, 7/31/2021 (b)	18,355,000	18,724,251
1.75%, 2/28/2022	1,800,000	1,850,344
1.75%, 3/31/2022	500,000	514,746
1.75%, 5/15/2022 (b)	3,432,000	3,540,323
1.75%, 5/31/2022	3,650,000	3,765,488
1.75%, 6/15/2022 (b)	12,675,000	13,091,889
1.75%, 6/30/2022	8,450,000	8,731,227
1.75%, 7/15/2022	16,700,000	17,262,320
1.75%, 9/30/2022	2,470,000	2,559,152
1.75%, 1/31/2023	2,100,000	2,184,656
1.75%, 5/15/2023	3,610,000	3,767,373
1.75%, 6/30/2024	18,200,000	19,262,141
1.75%, 7/31/2024	2,500,000	2,648,047
1.75%, 12/31/2024	15,300,000	16,283,742
1.75%, 12/31/2026	8,150,000	8,795,633
1.75%, 11/15/2029	17,000,000	18,662,813
1.88%, 1/31/2022	5,399,600	5,558,424
1.88%, 2/28/2022	3,750,000	3,865,137
1.88%, 3/31/2022	2,600,000	2,683,180
1.88%, 4/30/2022	4,850,000	5,011,414
1.88%, 7/31/2022 (b)	8,200,000	8,503,656
1.88%, 8/31/2022	2,330,000	2,418,649
1.88%, 9/30/2022	14,900,000	15,485,524
1.88%, 10/31/2022	47,000	48,902
1.88%, 8/31/2024	2,150,000	2,289,246
1.88%, 6/30/2026	16,500,000	17,857,383
2.00%, 5/31/2021	300,000	306,305
2.00%, 8/31/2021	1,913,600	1,959,945
2.00%, 10/31/2021	2,800,000	2,876,125
2.00%, 11/15/2021	1,103,800	1,134,974
2.00%, 12/31/2021 (b)	6,275,000	6,463,985
2.00%, 2/15/2022 (b)	780,000	804,863
2.00%, 10/31/2022	22,050,000	23,012,965
2.00%, 11/30/2022	5,045,000	5,271,631
2.00%, 2/15/2023	9,040,000	9,472,225
2.00%, 5/31/2024	2,500,000	2,669,141
2.00%, 6/30/2024	1,125,000	1,201,641
2.00%, 2/15/2025	3,206,000	3,450,458
2.00%, 8/15/2025	200,000	216,266
2.13%, 6/30/2021	1,000,000	1,023,945
2.13%, 8/15/2021	3,201,600	3,282,515
2.13%, 9/30/2021	475,000	488,063
Security Description	Principal Amount	Value
2.13%, 12/31/2021	$809,800	$835,802
2.13%, 5/15/2022	13,242,000	13,761,335
2.13%, 6/30/2022	500,000	520,820
2.13%, 12/31/2022	3,000,000	3,149,063
2.13%, 11/30/2023	2,000,000	2,128,281
2.13%, 2/29/2024 (b)	4,000,000	4,273,125
2.13%, 3/31/2024	1,200,000	1,284,094
2.13%, 7/31/2024	2,600,000	2,793,781
2.13%, 9/30/2024	1,550,000	1,670,609
2.13%, 11/30/2024	7,000,000	7,557,813
2.13%, 5/15/2025	4,549,000	4,936,020
2.13%, 5/31/2026	15,715,000	17,236,163
2.25%, 3/31/2021 (b)	0	—
2.25%, 4/30/2021	4,300,000	4,395,574
2.25%, 7/31/2021	800,000	820,906
2.25%, 4/15/2022	9,000,000	9,361,406
2.25%, 12/31/2023	1,854,000	1,984,504
2.25%, 1/31/2024	3,600,000	3,859,594
2.25%, 4/30/2024	20,850,000	22,443,070
2.25%, 10/31/2024 (b)	10,000,000	10,844,531
2.25%, 11/15/2024	12,344,000	13,390,347
2.25%, 12/31/2024	12,350,000	13,421,942
2.25%, 11/15/2025	1,400,000	1,536,281
2.25%, 3/31/2026	550,000	606,375
2.25%, 2/15/2027	9,176,000	10,221,204
2.25%, 8/15/2027	6,600,000	7,393,031
2.25%, 11/15/2027	19,050,000	21,380,648
2.38%, 4/15/2021	6,925,000	7,081,083
2.38%, 3/15/2022	10,425,000	10,854,624
2.38%, 1/31/2023	14,900,000	15,769,555
2.38%, 2/29/2024	13,250,000	14,287,227
2.38%, 8/15/2024	2,955,000	3,210,792
2.38%, 4/30/2026	13,300,000	14,777,547
2.38%, 5/15/2027	12,600,000	14,182,875
2.38%, 5/15/2029	16,300,000	18,727,172
2.50%, 1/15/2022 (b)	10,750,000	11,179,580
2.50%, 2/15/2022	12,450,000	12,970,857
2.50%, 3/31/2023	7,300,000	7,775,070
2.50%, 8/15/2023	2,308,000	2,474,969
2.50%, 1/31/2024	20,700,000	22,389,961
2.50%, 5/15/2024	9,694,000	10,539,196
2.50%, 1/31/2025	11,150,000	12,272,840
2.50%, 2/28/2026	14,838,000	16,561,758
2.63%, 5/15/2021	6,100,000	6,267,035
2.63%, 6/15/2021 (b)	22,500,000	23,155,664
2.63%, 7/15/2021	6,050,000	6,235,990
2.63%, 12/15/2021	10,025,000	10,429,524
2.63%, 2/28/2023	13,334,000	14,227,795
2.63%, 6/30/2023	7,700,000	8,270,281
2.63%, 12/31/2023	12,200,000	13,234,141
2.63%, 3/31/2025	3,210,000	3,559,589
2.63%, 12/31/2025	11,000,000	12,331,172
2.63%, 2/15/2029	5,650,000	6,593,727
2.75%, 8/15/2021	6,350,000	6,568,033
2.75%, 9/15/2021	6,300,000	6,528,129

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 4/30/2023	$16,900,000	$18,159,578
2.75%, 5/31/2023	21,750,000	23,411,836
2.75%, 7/31/2023	8,250,000	8,909,356
2.75%, 8/31/2023	17,100,000	18,498,727
2.75%, 11/15/2023	10,383,000	11,274,478
2.75%, 2/15/2024	4,618,000	5,039,753
2.75%, 6/30/2025	10,500,000	11,756,719
2.75%, 8/31/2025	6,600,000	7,407,984
2.75%, 2/15/2028	5,550,000	6,460,547
2.88%, 10/15/2021	7,050,000	7,333,377
2.88%, 11/15/2021 (b)	10,000,000	10,422,266
2.88%, 9/30/2023	14,100,000	15,344,766
2.88%, 10/31/2023	7,750,000	8,448,711
2.88%, 11/30/2023	11,750,000	12,831,367
2.88%, 4/30/2025 (b)	7,100,000	7,972,524
2.88%, 5/31/2025	10,200,000	11,468,625
2.88%, 7/31/2025 (b)	7,050,000	7,952,731
2.88%, 11/30/2025	6,925,000	7,850,678
2.88%, 5/15/2028	12,950,000	15,248,625
2.88%, 8/15/2028	13,300,000	15,702,313
3.00%, 9/30/2025	5,200,000	5,912,156
3.00%, 10/31/2025	19,500,000	22,205,625
3.13%, 5/15/2021	348,400	359,709
3.13%, 11/15/2028 (b)	13,100,000	15,795,734
U.S. Treasury Bond 2.00%, 2/15/2050	20,550,000	23,805,891
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,909,501,171)		2,085,841,986
MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
California, Bay Area Toll Authority Revenue:
2.57%, 4/1/2031	100,000	101,660
Series S1-SUB, 7.04%, 4/1/2050	100,000	159,175
California, State General Obligation:
2.80%, 4/1/2021	135,000	136,936
3.38%, 4/1/2025	155,000	167,133
3.50%, 4/1/2028	200,000	221,862
4.50%, 4/1/2033	250,000	287,725
4.60%, 4/1/2038	150,000	165,161
7.30%, 10/1/2039	1,395,000	2,143,487
7.35%, 11/1/2039	110,000	170,026
7.50%, 4/1/2034	275,000	433,694
7.55%, 4/1/2039	297,000	481,942
7.63%, 3/1/2040	90,000	145,197
California, State University, Revenue:
Series B, 2.98%, 11/1/2051	250,000	248,968
Series B, 3.90%, 11/1/2047	100,000	116,312
City of San Francisco CA Public Utilities Commission Water Revenue Series A, 3.30%, 11/1/2039	55,000	51,398
Security Description	Principal Amount	Value
Los Angeles, CA, Department of Water & Power Revenue:
6.57%, 7/1/2045	$150,000	$230,489
6.60%, 7/1/2050	260,000	418,007
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	150,000	192,617
Series RY, 6.76%, 7/1/2034	250,000	345,142
Regents, University of California Medical Center Pooled, Revenue:
Series N, 3.01%, 5/15/2050	150,000	136,389
Series N, 3.26%, 5/15/2060	150,000	140,436
Series N, 3.71%, 5/15/2120	150,000	154,476
San Diego County Regional Transportation Commission Series A, 3.25%, 4/1/2048	100,000	98,020
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue Series F-2, 6.26%, 4/1/2049	235,000	358,558
State of California Department of Water Res. Power Supply Revenue Series P, 2.00%, 5/1/2022	169,000	171,570
University of California, Revenue:
Series AD, 4.86%, 5/15/2112	450,000	582,219
Series AQ, 4.77%, 5/15/2115	75,000	94,133
Series AX, 3.06%, 7/1/2025	100,000	107,192
Series BD, 3.35%, 7/1/2029	300,000	326,217
		8,386,141
CONNECTICUT — 0.0% (a)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	118,660
FLORIDA — 0.0% (a)
County of Broward FL Airport System Revenue Series C, 3.48%, 10/1/2043	200,000	194,180
GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	174,000	227,808
6.66%, 4/1/2057	98,000	130,850
7.06%, 4/1/2057	299,000	393,248
		751,906
ILLINOIS — 0.1%
Chicago O'Hare International Airport, Revenue Series C, 4.47%, 1/1/2049	500,000	559,875
Chicago Transit Authority, Revenue Series B, 6.90%, 12/1/2040	70,000	93,945
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	75,000	101,178

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
City of Chicago IL Series B, 7.75%, 1/1/2042	$41,000	$52,921
Sales Tax Securitization Corp., Revenue:
Series A, 4.64%, 1/1/2040	100,000	118,736
Series A, 4.79%, 1/1/2048	100,000	122,583
Series B, 3.82%, 1/1/2048	100,000	103,292
State of Illinois:
4.95%, 6/1/2023	261,818	264,112
5.10%, 6/1/2033	670,000	665,062
7.35%, 7/1/2035	500,000	561,010
		2,642,714
KANSAS — 0.0% (a)
Kansas Development Finance Authority, Revenue Series H, 4.93%, 4/15/2045	50,000	62,090
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts:
4.91%, 5/1/2029	100,000	119,450
5.46%, 12/1/2039	400,000	490,536
Series H, 2.90%, 9/1/2049	65,000	61,035
Commonwealth of Massachusetts Transportation Fund Revenue 5.73%, 6/1/2040	50,000	67,012
Massachusetts School Building Authority Series B, 3.40%, 10/15/2040	85,000	87,077
		825,110
MICHIGAN — 0.0% (a)
Michigan Finance Authority 3.38%, 12/1/2040	35,000	36,488
MISSISSIPPI — 0.0% (a)
Mississippi, State General Obligation 5.25%, 11/1/2034	100,000	120,233
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri, Revenue 3.65%, 8/15/2057	285,000	332,943
NEBRASKA — 0.0% (a)
University of Nebraska Facilities Corp. Series A, 3.04%, 10/1/2049	100,000	93,156
NEW JERSEY — 0.0% (a) (g)
New Jersey Economic Development Authority, Revenue Series A, 7.43%, 2/15/2029	275,000	328,072
New Jersey Transportation Trust Fund Authority:
4.08%, 6/15/2039	400,000	387,652
4.13%, 6/15/2042	320,000	309,837
Security Description	Principal Amount	Value
New Jersey Transportation Trust Revenue Series C, 6.10%, 12/15/2028	$100,000	$102,823
New Jersey Turnpike Authority Revenue Series A, 7.10%, 1/1/2041	325,000	462,963
Rutgers, State University of New Jersey, Revenue:
5.67%, 5/1/2040	205,000	270,922
Series P, 3.92%, 5/1/2119	100,000	119,418
Series R, 3.27%, 5/1/2043	35,000	35,024
		2,016,711
NEW YORK — 0.1%
New York State Dormitory Authority:
5.63%, 3/15/2039	105,000	124,213
Series B, 3.14%, 7/1/2043	250,000	248,047
Series F, 3.11%, 2/15/2039	135,000	138,775
Series F, 3.19%, 2/15/2043	135,000	133,592
New York State Thruway Authority:
Series M, 2.90%, 1/1/2035	50,000	49,398
Series M, 3.50%, 1/1/2042	50,000	50,539
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	310,548
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	130,619
New York, NY, General Obligation:
5.52%, 10/1/2037	85,000	102,336
Series A2, 5.21%, 10/1/2031	100,000	117,153
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	150,000	195,646
New York, State Urban Development Corp., Revenue Series B, 3.90%, 3/15/2033	250,000	282,567
Port Authority of New York & New Jersey, Revenue:
4.03%, 9/1/2048	350,000	367,535
4.93%, 10/1/2051	220,000	272,961
Series 192, 4.81%, 10/15/2065	150,000	179,106
Series 20, 4.23%, 10/15/2057	125,000	140,580
Series 21, 3.29%, 8/1/2069	500,000	463,945
		3,307,560
OHIO — 0.0% (a)
JobsOhio Beverage System Series A, 2.83%, 1/1/2038	50,000	48,723
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	100,000	119,077

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Ohio, American Municipal Power, Inc. Revenue Series B, 8.08%, 2/15/2050	$200,000	$337,474
		505,274
OREGON — 0.0% (a)
Oregon School Boards Association Series B, 5.68%, 6/30/2028 (g)	100,000	115,853
PENNSYLVANIA — 0.0% (a)
Pennsylvania, Turnpike Commission Revenue Series B, 5.51%, 12/1/2045	75,000	105,347
State Public School Building Authority, Revenue 5.00%, 9/15/2027	95,000	110,212
University of Pittsburgh-of the Commonwealth System of Higher Education 3.56%, 9/15/2119	200,000	199,430
		414,989
TENNESSEE — 0.0% (a)
Metropolitan Government Nashville & Davidson County, TN, Health & Educational Facilities Revenue Series B, 4.05%, 7/1/2026	10,000	11,220
TEXAS — 0.1%
City of Houston TX:
3.96%, 3/1/2047	700,000	785,624
6.29%, 3/1/2032	95,000	117,664
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	165,000	232,965
Dallas/Fort Worth TX International Airport Revenue:
Series A, 2.99%, 11/1/2038	100,000	94,555
Series A, 3.14%, 11/1/2045	100,000	93,218
Grand Parkway Transportation Corp. 3.24%, 10/1/2052	185,000	179,655
North Texas, Tollway Authority Revenue 6.72%, 1/1/2049	50,000	79,158
San Antonio, TX, Public Service Board, Revenue 5.99%, 2/1/2039	75,000	105,009
State of Texas 3.21%, 4/1/2044	150,000	154,305
Texas Private Activity Bond Surface Transportation Corp. 3.92%, 12/31/2049	300,000	296,496
Texas, State General Obligation 5.52%, 4/1/2039	100,000	137,384
Texas, State Transportation Commission Revenue Series B-BUILD, 5.18%, 4/1/2030	110,000	132,415
Security Description	Principal Amount	Value
University of Texas System, Revenue Series A, 3.35%, 8/15/2047	$100,000	$106,959
		2,515,407
VIRGINIA — 0.0% (a)
University of Virginia, Revenue Series A, 3.23%, 9/1/2119	350,000	328,545
WASHINGTON — 0.0% (a)
Washington, State General Obligation 5.14%, 8/1/2040	200,000	274,478
WISCONSIN — 0.0% (a)
State of Wisconsin, Revenue Series C, 3.15%, 5/1/2027	160,000	158,586
TOTAL MUNICIPAL BONDS & NOTES (Cost $21,696,921)		23,212,244
MORTGAGE-BACKED SECURITIES — 1.1%
BANK 2017-BNK6 Series 2017-BNK6, Class ASB, Class ASB, 3.29%, 7/15/2060	430,000	443,128
BANK 2017-BNK7 Series 2017-BNK7, Class A4, Class A4, 3.18%, 9/15/2060	300,000	313,229
BANK 2018-BNK13 Series 2018-BN13, Class A5, Class A5, 4.22%, 8/15/2061 (d)	390,000	437,605
BANK 2018-BNK14 Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (d)	286,660	322,263
BANK 2018-BNK15 Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (d)	400,000	457,373
BANK 2019-BNK18 Series 2019-BN18, Class A4, 3.58%, 5/15/2062	500,000	542,054
BANK 2019-BNK24 Series 2019-BN24, Class A3, 2.96%, 11/15/2062	1,000,000	1,005,149
BANK 2020-BNK25 Series 2020-BN25, Class A5, 2.65%, 1/15/2063	600,000	607,073
Barclays Commercial Mortgage Trust:
Series 2019-C3, Class A4, 3.58%, 5/15/2052	500,000	530,128
Series 2019-C5, Class A4, Class A4, 3.06%, 11/15/2052	500,000	508,749
BENCHMARK Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (d)	695,000	763,404
Series 2018-B3, Class A5, 4.03%, 4/10/2051	350,000	389,239

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-B6, Class A4, Class A4, 4.26%, 10/10/2051	$300,000	$339,801
Series 2019-B13, Class A4, Class A4, 2.95%, 8/15/2057	1,000,000	1,037,035
Series 2019-B9, Class A5, Class A5, 4.02%, 3/15/2052	342,857	384,170
Series 2020-B16, Class A5, 2.73%, 2/15/2053	400,000	400,208
CD Mortgage Trust Series 2019-CD8, Class A4, 2.91%, 8/15/2057	1,500,000	1,552,971
CFCRE Commercial Mortgage Trust Series 2016-C3, Class A3, Class A3, 3.87%, 1/10/2048	350,000	378,249
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, Class A4, 3.02%, 9/10/2045	478,080	485,321
Series 2014-GC25, Class A3, Class A3, 3.37%, 10/10/2047	500,000	525,722
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	1,200,000	1,276,519
Series 2017-P8, Class A4, Class A4, 3.47%, 9/15/2050	500,000	525,841
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	1,500,000	1,554,323
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	750,000	756,098
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	300,000	305,674
COMM Mortgage Trust:
Series 2012-CR3, Class A3, Class A3, 2.82%, 10/15/2045	488,940	493,849
Series 2012-LC4, Class AM, Class AM, 4.06%, 12/10/2044	1,500,000	1,513,966
Series 2013-CR8, Class A4, 3.33%, 6/10/2046	282,405	290,677
Series 2014-CR14, Class A3, 3.96%, 2/10/2047	500,000	527,828
Series 2014-UBS3, Class A4, Class A4, 3.82%, 6/10/2047	500,000	527,056
Series 2015-CR24, Class A5, Class A5, 3.70%, 8/10/2048	500,000	529,145
Series 2015-LC21, Class A3, Class A3, 3.45%, 7/10/2048	455,000	475,331
Security Description	Principal Amount	Value
Series 2016-CR28, Class A4, Class A4, 3.76%, 2/10/2049	$616,000	$656,021
Series 2017-COR2, Class A3, Class A3, 3.51%, 9/10/2050	650,000	698,944
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	1,000,000	1,139,515
Series 2019-GC44, Class A5, Class A5, 2.95%, 8/15/2057	500,000	519,448
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class A4, Class A4, 3.39%, 6/15/2050	500,000	508,754
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (d)	500,000	518,795
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (d)	500,000	539,318
Series 2018-CX12, Class A4, Class A4, 4.22%, 8/15/2051 (d)	500,000	535,259
Series 2019-C17, Class A5, 3.02%, 9/15/2052	1,000,000	1,005,428
GS Mortgage Securities Trust:
Series 2015-GC30, Class A4, Class A4, 3.38%, 5/10/2050	1,600,000	1,668,007
Series 2017-GS5, Class A3, Class A3, 3.41%, 3/10/2050	1,000,000	1,053,220
Series 2017-GS6, Class A3, Class A3, 3.43%, 5/10/2050	500,000	518,279
Series 2017-GS7, Class A4, Class A4, 3.43%, 8/10/2050	500,000	523,230
Series 2019-GC42, Class A4, 3.00%, 9/1/2052	1,000,000	1,041,908
Series 2019-GC38, Class A4, Class A4, VRN, 3.97%, 2/10/2052	750,000	830,552
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C6, Class ASB, Class ASB, 3.14%, 5/15/2045	131,170	133,098
Series 2013-C10, Class A5, Class A5, 3.14%, 12/15/2047	492,248	502,620
Series 2013-C16, Class AS, Class AS, 4.52%, 12/15/2046	1,000,000	1,046,616
Series 2015-JP1, Class AS, Class AS, VRN, 4.12%, 1/15/2049 (d)	1,250,000	1,299,005

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A3A1, Class A3A1, 3.54%, 9/15/2047	$442,553	$458,186
Series 2014-C22, Class A4, Class A4, 3.80%, 9/15/2047	1,500,000	1,585,845
Series 2017-C7, Class A5, Class A5, 3.41%, 10/15/2050	500,000	522,594
Series 2015-C29, Class B, Class B, VRN, 4.12%, 5/15/2048 (d)	500,000	511,647
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class ASB, Class ASB, 3.49%, 3/15/2050	500,000	519,208
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C11, Class A3, Class A3, 3.96%, 8/15/2046	479,162	498,595
Series 2013-C7, Class B, Class B, 3.77%, 2/15/2046	500,000	503,857
Series 2015-C23, Class A3, Class A3, 3.45%, 7/15/2050	500,000	526,599
Series 2015-C23, Class A4, Class A4, 3.72%, 7/15/2050	800,000	853,955
Series 2015-C26, Class A5, Class A5, 3.53%, 10/15/2048	1,000,000	1,051,069
Series 2013-C10, Class A3, Class A3, VRN, 3.97%, 7/15/2046 (d)	452,121	469,069
Morgan Stanley Capital I Series 2017-HR2, Class A4, Class A4, 3.59%, 12/15/2050	750,000	799,109
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A3, Class A3, 3.54%, 12/15/2048	500,000	523,495
Series 2018-H3, Class A5, Class A5, 4.18%, 7/15/2051	500,000	555,485
Series 2019-L3, Class A4, Class A4, 3.13%, 11/15/2052	500,000	521,946
UBS Commercial Mortgage Trust:
Series 2017-C4, Class A4, Class A4, 3.56%, 10/15/2050	325,000	342,700
Series 2017-C7, Class A4, Class A4, 3.68%, 12/15/2050	500,000	531,378
Security Description	Principal Amount	Value
Series 2018-C14, Class A3, Class A3, 4.18%, 12/15/2051	$1,000,000	$1,101,293
Series 2018-C8, Class A4, 3.98%, 2/15/2051	300,000	320,752
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class A4, 3.18%, 3/10/2046	400,000	415,902
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class AS, Class AS, 4.02%, 8/15/2050	500,000	513,777
Series 2015-LC22, Class ASB, Class ASB, 3.57%, 9/15/2058	543,000	561,480
Series 2015-P2, Class A4, Class A4, 3.81%, 12/15/2048	1,335,000	1,424,704
Series 2017-C38, Class A5, Class A5, 3.45%, 7/15/2050	500,000	523,202
Series 2017-C41, Class A4, Class A4, 3.47%, 11/15/2050	300,000	319,718
Series 2017-C42, Class A3, Class A3, 3.33%, 12/15/2050	500,000	521,683
Series 2018-C45, Class A4, Class A4, 4.18%, 6/15/2051	500,000	550,881
Series 2019-C49, Class A5, Class A5, 4.02%, 3/15/2052	800,000	859,785
Series 2019-C52, Class A5, 2.89%, 8/15/2052	1,000,000	1,033,609
Series 2019-C53, Class A4, 3.04%, 10/15/2052	800,000	822,412
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, Class A4, 3.67%, 11/15/2044	317,087	321,893
Series 2012-C9, Class A3, Class A3, 2.87%, 11/15/2045	174,549	176,853
Series 2013-C12, Class ASB, Class ASB, 2.84%, 3/15/2048	195,141	197,564
Series 2014-C19, Class AS, Class AS, 4.27%, 3/15/2047	638,000	647,258
Series 2013-C16, Class B, Class B, VRN, 5.03%, 9/15/2046 (d)	2,000,000	2,103,580

See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-LC14, Class B, Class B, VRN, 4.91%, 3/15/2047 (d)	$500,000	$522,517
TOTAL MORTGAGE-BACKED SECURITIES (Cost $57,409,468)		58,650,795
	Shares
SHORT-TERM INVESTMENTS — 11.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (h) (i)	113,402,368	113,300,306
State Street Navigator Securities Lending Portfolio II (j) (k)	442,861,476	442,861,476
TOTAL SHORT-TERM INVESTMENTS (Cost $556,242,757)		556,161,782
TOTAL INVESTMENTS — 109.8% (Cost $5,340,956,877)		5,559,971,647
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(496,377,462)
NET ASSETS — 100.0%		$5,063,594,185
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Bond is insured by Assured Guaranty Municipal Corp., representing less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2020.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$1,212,955,768	$—	$1,212,955,768
Asset-Backed Securities	—	18,320,376	—	18,320,376
Foreign Government Obligations	—	168,529,210	—	168,529,210
U.S. Government Agency Obligations	—	1,436,299,486	—	1,436,299,486
U.S. Treasury Obligations	—	2,085,841,986	—	2,085,841,986
Municipal Bonds & Notes	—	23,212,244	—	23,212,244
Mortgage-Backed Securities	—	58,650,795	—	58,650,795
Short-Term Investments	556,161,782	—	—	556,161,782
TOTAL INVESTMENTS	$556,161,782	$5,003,809,865	$—	$5,559,971,647
See accompanying notes to schedule of investments.

SPDR PORTFOLIO AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,037,173,527	$923,629,102	$(163,145)	$(80,974)	113,402,368	$113,300,306	$1,600,606
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,996,702	142,996,702	106,821,264	249,817,966	—	—	—	—	426,288
State Street Navigator Securities Lending Portfolio II	—	—	1,362,449,613	919,588,137	—	—	442,861,476	442,861,476	403,701
State Street Navigator Securities Lending Portfolio III	20,243,076	20,243,076	310,421,434	330,664,510	—	—	—	—	48,845
Total		$163,239,778	$2,816,865,838	$2,423,699,715	$(163,145)	$(80,974)		$556,161,782	$2,479,440
See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$100,000	$101,036
4.00%, 3/15/2022	11,000	11,577
4.20%, 4/15/2024	13,000	13,161
Omnicom Group, Inc.:
2.45%, 4/30/2030	50,000	44,871
4.20%, 6/1/2030 (a)	25,000	25,880
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	85,000	86,349
WPP Finance 2010:
3.63%, 9/7/2022	19,000	19,781
3.75%, 9/19/2024	50,000	50,513
		353,168
AEROSPACE & DEFENSE — 1.5%
Boeing Co.:
2.30%, 8/1/2021 (b)	15,000	14,462
2.60%, 10/30/2025	43,000	38,491
2.80%, 3/1/2027	38,000	34,910
2.95%, 2/1/2030 (b)	25,000	23,108
3.10%, 5/1/2026	65,000	59,951
3.25%, 2/1/2035	25,000	21,643
3.50%, 3/1/2039	25,000	21,693
3.75%, 2/1/2050	25,000	22,796
3.85%, 11/1/2048	5,000	4,500
3.90%, 5/1/2049	15,000	13,499
5.88%, 2/15/2040	79,000	74,811
Embraer Netherlands Finance B.V. 5.40%, 2/1/2027	50,000	43,638
General Dynamics Corp.:
2.13%, 8/15/2026	150,000	149,850
2.25%, 11/15/2022	22,000	22,133
2.63%, 11/15/2027	37,000	37,350
Harris Corp. 5.05%, 4/27/2045	38,000	42,180
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	14,059
3.85%, 6/15/2023 (c)	8,000	8,354
3.85%, 12/15/2026 (c)	19,000	19,960
Lockheed Martin Corp.:
3.35%, 9/15/2021	43,000	43,751
3.80%, 3/1/2045	125,000	138,722
4.07%, 12/15/2042	16,000	18,935
Northrop Grumman Corp.:
2.93%, 1/15/2025	15,000	15,235
3.20%, 2/1/2027	215,000	221,001
Raytheon Co.:
2.50%, 12/15/2022	100,000	100,668
4.88%, 10/15/2040	4,000	4,753
Rockwell Collins, Inc. 4.80%, 12/15/2043	110,000	128,160
Security Description	Principal Amount	Value
United Technologies Corp.:
4.15%, 5/15/2045	$208,000	$225,322
4.63%, 11/16/2048	79,000	93,328
5.70%, 4/15/2040	8,000	10,146
6.13%, 7/15/2038	140,000	183,852
		1,851,261
AGRICULTURE — 1.4%
Altria Group, Inc.:
3.88%, 9/16/2046	50,000	44,228
4.00%, 1/31/2024	78,000	80,247
4.50%, 5/2/2043	55,000	52,133
4.80%, 2/14/2029	145,000	150,580
5.38%, 1/31/2044	16,000	17,676
5.80%, 2/14/2039	35,000	38,360
5.95%, 2/14/2049	20,000	23,114
6.20%, 2/14/2059	105,000	117,673
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	138,000	138,752
4.02%, 4/16/2043	19,000	21,110
BAT Capital Corp.:
3.56%, 8/15/2027	185,000	177,123
4.76%, 9/6/2049	25,000	23,344
Bunge, Ltd. Finance Corp.:
3.75%, 9/25/2027	22,000	19,558
4.35%, 3/15/2024	18,000	17,592
Philip Morris International, Inc.:
2.75%, 2/25/2026	40,000	39,804
2.90%, 11/15/2021	88,000	88,560
3.88%, 8/21/2042	43,000	42,940
4.25%, 11/10/2044	125,000	137,302
4.88%, 11/15/2043 (b)	75,000	87,445
Reynolds American, Inc.:
4.45%, 6/12/2025	220,000	224,858
5.85%, 8/15/2045	109,000	115,089
		1,657,488
AIRLINES — 0.2%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	8,021	6,978
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	13,218	11,229
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	68,922	59,394
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	17,485	16,412
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	50,000	45,568
Southwest Airlines Co. 2.63%, 2/10/2030	25,000	20,957

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	$37,291	$36,517
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	8,888	8,065
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	65,000	54,575
		259,695
APPAREL — 0.1%
NIKE, Inc.:
2.40%, 3/27/2025	25,000	26,067
2.85%, 3/27/2030	15,000	15,891
3.25%, 3/27/2040	25,000	26,371
3.38%, 3/27/2050	15,000	16,469
Tapestry, Inc. 3.00%, 7/15/2022	25,000	24,225
		109,023
AUTO MANUFACTURERS — 1.4%
American Honda Finance Corp.:
1.95%, 5/20/2022	15,000	14,851
Series GMTN, 3.55%, 1/12/2024	50,000	51,656
Series MTN, 2.05%, 1/10/2023	100,000	98,434
Series MTN, 2.35%, 1/8/2027 (b)	50,000	47,098
Series MTN, 2.40%, 6/27/2024	25,000	24,290
Series MTN, 3.38%, 12/10/2021	50,000	50,232
Cummins, Inc.:
3.65%, 10/1/2023	16,000	16,968
7.13%, 3/1/2028	5,000	6,449
Daimler Finance North America LLC 8.50%, 1/18/2031	26,000	35,132
Ford Motor Co. 7.45%, 7/16/2031	195,000	140,880
General Motors Co.:
4.88%, 10/2/2023	100,000	91,061
5.00%, 10/1/2028	25,000	21,500
5.40%, 4/1/2048	80,000	56,408
6.60%, 4/1/2036	150,000	130,158
General Motors Financial Co., Inc.:
3.50%, 11/7/2024 (b)	50,000	44,156
3.70%, 5/9/2023	117,000	105,264
4.00%, 1/15/2025	10,000	8,928
4.20%, 3/1/2021	125,000	120,187
4.20%, 11/6/2021	180,000	168,959
4.35%, 4/9/2025	20,000	17,332
5.10%, 1/17/2024	25,000	22,894
PACCAR Financial Corp.:
1.80%, 2/6/2025	20,000	19,575
3.15%, 8/9/2021	25,000	25,308
Security Description	Principal Amount	Value
Series MTN, 1.90%, 2/7/2023	$15,000	$14,744
Series MTN, 2.15%, 8/15/2024	25,000	24,243
Toyota Motor Corp. 2.16%, 7/2/2022	15,000	14,880
Toyota Motor Credit Corp.:
2.15%, 2/13/2030	25,000	23,065
3.00%, 4/1/2025 (a)	10,000	10,055
3.65%, 1/8/2029	25,000	25,817
Series GMTN, 2.70%, 1/11/2023	25,000	25,141
Series GMTN, 3.45%, 9/20/2023	160,000	164,794
Series MTN, 1.80%, 2/13/2025	25,000	24,059
Series MTN, 2.00%, 10/7/2024 (b)	50,000	48,467
Series MTN, 2.65%, 4/12/2022	25,000	25,030
Series MTN, 2.75%, 5/17/2021	15,000	15,132
Series MTN, 2.90%, 3/30/2023 (a)	5,000	5,043
Series MTN, 3.38%, 4/1/2030 (a)	5,000	5,068
		1,743,258
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.25%, 1/15/2026	38,000	38,029
BorgWarner, Inc. 4.38%, 3/15/2045	19,000	18,312
Lear Corp. 4.25%, 5/15/2029	50,000	43,848
Magna International, Inc. 4.15%, 10/1/2025	38,000	43,239
		143,428
BANKS — 21.5%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	25,000	24,894
Australia & New Zealand Banking Group, Ltd. Series MTN, 2.63%, 11/9/2022	50,000	50,790
Banco Santander SA:
2.71%, 6/27/2024	200,000	195,296
3.50%, 4/11/2022	75,000	74,644
Bank of America Corp.:
6.11%, 1/29/2037	250,000	313,987
7.75%, 5/14/2038	200,000	299,948
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	132,000	134,491
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (d)	50,000	54,540
Series GMTN, 3.50%, 4/19/2026	100,000	105,790
Series MTN, 2.50%, 10/21/2022	250,000	250,187
Series MTN, 4.00%, 4/1/2024	11,000	11,738
Series MTN, 4.00%, 1/22/2025	187,000	195,896
Series MTN, 4.20%, 8/26/2024	100,000	105,845
Series MTN, 4.45%, 3/3/2026	100,000	107,484
Series MTN, 5.00%, 1/21/2044	73,000	92,584
Series MTN, 5.88%, 2/7/2042	100,000	138,670

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	$409,000	$413,863
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (d)	25,000	24,389
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	25,000	24,948
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	200,000	206,130
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (d)	25,000	24,146
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	25,000	26,358
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	188,000	190,100
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (d)	25,000	24,962
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (d)	65,000	76,610
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (d)	25,000	28,333
Bank of Montreal:
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (d)	55,000	53,551
Series MTN, 1.90%, 8/27/2021	21,000	21,005
Series MTN, 2.05%, 11/1/2022	160,000	159,061
Series MTN, 2.50%, 6/28/2024 (b)	15,000	15,096
Series MTN, 2.90%, 3/26/2022	30,000	30,400
Bank of New York Mellon Corp.:
Series MTN, 1.85%, 1/27/2023	20,000	19,998
Series MTN, 2.45%, 8/17/2026	100,000	100,267
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	310,000	321,241
Bank of Nova Scotia:
2.00%, 11/15/2022	100,000	99,960
2.70%, 8/3/2026	25,000	25,535
3.40%, 2/11/2024 (b)	100,000	104,330
Barclays PLC:
3.65%, 3/16/2025	33,000	32,912
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	300,000	303,621
BB&T Corp.:
Series MTN, 2.50%, 8/1/2024	50,000	50,039
Series MTN, 2.75%, 4/1/2022	10,000	10,071
Series MTN, 3.05%, 6/20/2022	250,000	255,267
Series MTN, 3.75%, 12/6/2023	100,000	104,554
Security Description	Principal Amount	Value
BBVA USA Series BKNT, 2.88%, 6/29/2022	$65,000	$64,206
BPCE SA Series MTN, 3.38%, 12/2/2026	125,000	122,855
Canadian Imperial Bank of Commerce:
3.10%, 4/2/2024	25,000	25,697
Series BKNT, 3.50%, 9/13/2023	125,000	131,685
Citibank NA Series BKNT, 3.40%, 7/23/2021	206,000	209,626
Citigroup, Inc.:
2.35%, 8/2/2021	70,000	70,031
2.75%, 4/25/2022	105,000	106,016
3.20%, 10/21/2026	175,000	181,197
3.88%, 3/26/2025	23,000	23,522
4.13%, 7/25/2028	165,000	170,346
4.45%, 9/29/2027	50,000	51,950
4.50%, 1/14/2022	102,000	105,875
4.60%, 3/9/2026	250,000	266,977
6.68%, 9/13/2043	100,000	131,267
8.13%, 7/15/2039	165,000	256,875
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	50,000	52,437
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	240,000	244,829
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	177,000	182,935
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (d)	25,000	27,402
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	150,000	149,604
Citizens Financial Group, Inc. 2.85%, 7/27/2026	140,000	136,825
Comerica, Inc. 4.00%, 2/1/2029	125,000	123,495
Cooperatieve Rabobank UA:
3.13%, 4/26/2021	250,000	251,790
3.88%, 2/8/2022	190,000	195,863
4.38%, 8/4/2025	80,000	80,774
Credit Suisse AG 3.00%, 10/29/2021	250,000	251,955
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045 (b)	138,000	167,270
Deutsche Bank AG 3.70%, 5/30/2024	100,000	96,707
Discover Bank Series BKNT, 4.25%, 3/13/2026	19,000	18,546
Fifth Third Bancorp:
3.65%, 1/25/2024	100,000	103,956
4.30%, 1/16/2024	18,000	18,985
Fifth Third Bank:
Series BKNT, 3.85%, 3/15/2026	160,000	165,741
Series BKNT, 3.95%, 7/28/2025	100,000	105,990
First Republic Bank Series BKNT, 4.63%, 2/13/2047	35,000	39,317

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
FNB Corp. 2.20%, 2/24/2023	$10,000	$9,807
Goldman Sachs Group, Inc.:
2.63%, 4/25/2021	96,000	96,095
3.00%, 4/26/2022	440,000	442,609
3.50%, 4/1/2025	35,000	35,943
3.50%, 11/16/2026	100,000	102,600
3.63%, 1/22/2023	3,000	3,090
3.63%, 2/20/2024	65,000	67,916
3.85%, 1/26/2027	155,000	158,463
4.75%, 10/21/2045	260,000	308,139
5.25%, 7/27/2021	178,000	184,456
6.45%, 5/1/2036	100,000	123,175
6.75%, 10/1/2037	190,000	252,044
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	13,000	13,716
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (d)	200,000	209,258
HSBC Holdings PLC:
2.95%, 5/25/2021	216,000	215,557
3.90%, 5/25/2026	350,000	364,885
4.00%, 3/30/2022	11,000	11,270
4.88%, 1/14/2022	200,000	205,016
6.50%, 5/2/2036	348,000	417,771
6.80%, 6/1/2038	100,000	123,942
Huntington Bancshares, Inc.:
2.63%, 8/6/2024	25,000	25,268
3.15%, 3/14/2021	59,000	59,106
ING Groep NV:
3.15%, 3/29/2022	50,000	50,057
3.95%, 3/29/2027	230,000	233,731
Intesa Sanpaolo SpA 5.25%, 1/12/2024	97,000	95,340
JPMorgan Chase & Co.:
2.40%, 6/7/2021	144,000	144,694
3.20%, 1/25/2023	111,000	114,176
3.20%, 6/15/2026	166,000	172,524
3.25%, 9/23/2022	175,000	179,795
3.38%, 5/1/2023	116,000	120,293
3.63%, 12/1/2027	200,000	210,590
4.35%, 8/15/2021	100,000	102,798
4.50%, 1/24/2022	19,000	19,849
6.40%, 5/15/2038	155,000	220,689
7.63%, 10/15/2026	150,000	187,485
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (d)	83,000	84,442
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (d)	130,000	135,950
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	70,000	70,795
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	25,000	26,480
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	50,000	54,639
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	2,000	2,234
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	$178,000	$185,601
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (d)	100,000	115,524
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (d)	50,000	57,920
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	235,000	235,801
SOFR + 1.59%, 2.01%, 3/13/2026 (d)	20,000	19,989
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	175,000	174,534
KeyCorp.:
Series MTN, 2.25%, 4/6/2027	100,000	93,058
Series MTN, 2.55%, 10/1/2029	50,000	44,890
Series MTN, 4.15%, 10/29/2025	65,000	68,083
Lloyds Banking Group PLC:
3.10%, 7/6/2021	76,000	75,734
4.38%, 3/22/2028	250,000	263,892
4.45%, 5/8/2025	100,000	104,562
1 year CMT + 1.15%, 2.44%, 2/5/2026 (b) (d)	200,000	188,872
M&T Bank Corp. 3.55%, 7/26/2023	41,000	44,332
Mitsubishi UFJ Financial Group, Inc.:
2.56%, 2/25/2030	200,000	191,656
2.76%, 9/13/2026	211,000	209,679
2.95%, 3/1/2021	222,000	222,175
3.46%, 3/2/2023	25,000	25,657
3.68%, 2/22/2027	50,000	51,799
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	75,000	74,686
3.17%, 9/11/2027 (b)	100,000	100,026
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (d)	200,000	196,084
Morgan Stanley:
4.38%, 1/22/2047 (b)	95,000	115,601
5.00%, 11/24/2025	150,000	162,726
6.38%, 7/24/2042	183,000	262,473
SOFR + 3.12%, 3.62%, 4/1/2031 (d)	100,000	105,122
Series F, 3.88%, 4/29/2024	14,000	14,808
Series GMTN, 3.13%, 1/23/2023	75,000	76,769
Series GMTN, 3.70%, 10/23/2024	101,000	106,657
Series GMTN, 3.88%, 1/27/2026	370,000	394,916
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	50,000	55,290
Series MTN, 3.13%, 7/27/2026	350,000	363,580
Series MTN, 6.25%, 8/9/2026	73,000	87,109
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	15,000	15,072
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	11,000	10,753

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
National Australia Bank, Ltd.:
3.00%, 1/20/2023	$100,000	$101,900
Series GMTN, 2.50%, 5/22/2022	25,000	25,165
Northern Trust Corp.:
2.38%, 8/2/2022	25,000	25,786
3.38%, 8/23/2021	21,000	21,410
PNC Bank NA Series MTN, 3.25%, 6/1/2025	250,000	261,520
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	116,000	120,887
3.30%, 3/8/2022	25,000	25,366
3.45%, 4/23/2029	15,000	15,230
3.90%, 4/29/2024	78,000	81,798
Regions Financial Corp. 2.75%, 8/14/2022	200,000	197,974
Royal Bank of Canada:
Series GMTN, 2.55%, 7/16/2024	50,000	50,624
Series GMTN, 2.80%, 4/29/2022	75,000	76,017
Series GMTN, 3.70%, 10/5/2023	100,000	104,845
Royal Bank of Scotland Group PLC:
4.80%, 4/5/2026	25,000	26,912
5.13%, 5/28/2024	5,000	5,032
6.00%, 12/19/2023	48,000	49,738
6.10%, 6/10/2023	108,000	111,175
6.13%, 12/15/2022	127,000	130,203
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (d)	200,000	208,174
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	138,000	136,356
3.50%, 6/7/2024	15,000	14,630
Santander UK Group Holdings PLC 3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	282,000	278,723
Skandinaviska Enskilda Banken AB 2.63%, 3/15/2021	75,000	75,007
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	95,000	94,309
2.35%, 1/15/2025	200,000	197,796
2.63%, 7/14/2026	38,000	37,470
2.78%, 7/12/2022	80,000	80,531
2.93%, 3/9/2021	65,000	65,090
3.20%, 9/17/2029	50,000	47,434
3.36%, 7/12/2027	100,000	101,139
3.45%, 1/11/2027	50,000	51,147
4.31%, 10/16/2028	25,000	27,196
Synchrony Bank Series BKNT, 3.65%, 5/24/2021	14,000	13,833
Toronto-Dominion Bank:
Series GMTN, 3.25%, 3/11/2024	50,000	52,603
Series MTN, 1.90%, 12/1/2022	200,000	199,572
Series MTN, 2.65%, 6/12/2024	15,000	15,241
Truist Bank:
Series BKNT, 2.45%, 8/1/2022	27,000	27,101
Series BKNT, 2.80%, 5/17/2022	115,000	116,541
Series BNKT, 3.20%, 4/1/2024	100,000	103,697
Security Description	Principal Amount	Value
US Bancorp:
Series DMTN, 3.00%, 7/30/2029	$250,000	$250,937
Series MTN, 3.60%, 9/11/2024	100,000	106,596
Series MTN, 3.95%, 11/17/2025	50,000	54,069
Series V, 2.63%, 1/24/2022	8,000	8,151
US Bank NA Series BKNT, 1.80%, 1/21/2022	250,000	249,620
Wells Fargo & Co.:
2.10%, 7/26/2021	394,000	391,837
3.00%, 10/23/2026	125,000	130,199
3.07%, 1/24/2023	100,000	101,272
Series MTN, 3.55%, 9/29/2025	100,000	105,370
Series MTN, 3.75%, 1/24/2024	100,000	105,599
Series MTN, 4.15%, 1/24/2029	200,000	217,912
Series MTN, 4.60%, 4/1/2021	50,000	51,092
Series MTN, 4.65%, 11/4/2044	256,000	281,605
Series MTN, 4.75%, 12/7/2046	125,000	140,187
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	190,000	186,379
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (d)	100,000	99,020
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (d)	200,000	226,538
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (d)	150,000	192,298
Wells Fargo Bank NA Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	100,000	99,349
Westpac Banking Corp.:
2.00%, 1/13/2023	5,000	4,953
2.10%, 5/13/2021	12,000	11,996
2.35%, 2/19/2025	100,000	100,829
2.65%, 1/16/2030	20,000	19,792
2.85%, 5/13/2026	160,000	165,130
3.30%, 2/26/2024	25,000	26,014
3.65%, 5/15/2023	12,000	12,465
		26,122,575
BEVERAGES — 2.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	170,000	178,104
4.90%, 2/1/2046	154,000	167,726
Anheuser-Busch InBev Finance, Inc.:
3.30%, 2/1/2023	87,000	89,843
3.65%, 2/1/2026	175,000	182,136
4.63%, 2/1/2044	250,000	265,125
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	8,000	7,417

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/13/2028	$105,000	$111,264
4.44%, 10/6/2048	9,000	9,273
4.60%, 4/15/2048	235,000	248,282
4.75%, 1/23/2029	65,000	71,855
8.00%, 11/15/2039	23,000	32,792
8.20%, 1/15/2039	50,000	72,413
Coca-Cola Co.:
1.55%, 9/1/2021	50,000	50,027
2.88%, 10/27/2025	196,000	209,546
Coca-Cola Femsa SAB de CV:
2.75%, 1/22/2030	125,000	122,476
5.25%, 11/26/2043	25,000	29,006
Constellation Brands, Inc.:
3.20%, 2/15/2023	50,000	49,977
3.60%, 2/15/2028	25,000	24,338
4.50%, 5/9/2047	110,000	102,685
4.65%, 11/15/2028	15,000	15,350
Diageo Capital PLC 2.63%, 4/29/2023	169,000	173,044
Diageo Investment Corp. 2.88%, 5/11/2022	38,000	38,318
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021	100,000	101,121
4.06%, 5/25/2023	100,000	104,703
4.42%, 5/25/2025	50,000	53,273
7.45%, 5/1/2038	6,000	8,073
Molson Coors Brewing Co.:
3.00%, 7/15/2026	55,000	52,022
4.20%, 7/15/2046	25,000	22,568
PepsiCo, Inc.:
1.70%, 10/6/2021	18,000	18,106
2.00%, 4/15/2021	250,000	250,180
2.63%, 7/29/2029	25,000	26,087
2.75%, 3/5/2022	100,000	102,335
2.88%, 10/15/2049	65,000	67,170
3.38%, 7/29/2049	95,000	106,672
3.45%, 10/6/2046	15,000	16,893
3.60%, 3/1/2024	8,000	8,550
4.60%, 7/17/2045	8,000	10,010
		3,198,760
BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
1.90%, 2/21/2025	15,000	14,838
2.20%, 2/21/2027	20,000	19,749
2.45%, 2/21/2030	25,000	24,773
3.15%, 2/21/2040	25,000	24,975
3.38%, 2/21/2050	25,000	25,964
3.63%, 5/15/2022	100,000	104,602
3.63%, 5/22/2024	45,000	47,373
4.66%, 6/15/2051	102,000	127,989
Baxalta, Inc.:
4.00%, 6/23/2025	121,000	127,029
5.25%, 6/23/2045	50,000	61,240
Biogen, Inc.:
3.63%, 9/15/2022	130,000	133,702
Security Description	Principal Amount	Value
5.20%, 9/15/2045	$88,000	$115,642
Gilead Sciences, Inc.:
3.25%, 9/1/2022	75,000	77,054
4.00%, 9/1/2036	32,000	35,903
4.50%, 2/1/2045	56,000	69,368
5.65%, 12/1/2041	250,000	338,672
		1,348,873
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
1.92%, 2/15/2023 (c)	5,000	4,920
2.24%, 2/15/2025 (c)	15,000	14,572
2.72%, 2/15/2030 (c)	25,000	23,011
3.38%, 4/5/2040 (c)	100,000	88,351
3.58%, 4/5/2050 (c)	100,000	86,744
Fortune Brands Home & Security, Inc. 4.00%, 9/21/2023	113,000	115,869
Johnson Controls International PLC:
4.63%, 7/2/2044	11,000	11,446
3.63%, 7/2/2024 (e)	8,000	8,703
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	35,000	34,744
Masco Corp. 4.38%, 4/1/2026	76,000	72,941
Owens Corning 3.40%, 8/15/2026	55,000	52,544
Vulcan Materials Co. 4.70%, 3/1/2048	25,000	25,891
		539,736
CHEMICALS — 1.7%
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (c)	15,000	13,702
Celanese US Holdings LLC 3.50%, 5/8/2024	20,000	18,975
Dow Chemical Co.:
3.63%, 5/15/2026	105,000	102,241
4.25%, 10/1/2034	165,000	158,057
4.80%, 11/30/2028	100,000	106,488
4.80%, 5/15/2049	10,000	10,309
5.25%, 11/15/2041	50,000	52,912
DowDuPont, Inc.:
4.73%, 11/15/2028	115,000	126,268
5.32%, 11/15/2038	50,000	56,065
5.42%, 11/15/2048	60,000	69,327
Eastman Chemical Co.:
3.60%, 8/15/2022	100,000	105,475
4.65%, 10/15/2044	14,000	15,082
Ecolab, Inc.:
3.25%, 12/1/2027	85,000	84,124
4.35%, 12/8/2021	9,000	9,248
4.80%, 3/24/2030	10,000	11,315
5.50%, 12/8/2041	3,000	3,546
FMC Corp.:
3.45%, 10/1/2029	15,000	15,227

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 10/1/2049	$15,000	$15,640
Huntsman International LLC 4.50%, 5/1/2029 (b)	5,000	4,269
International Flavors & Fragrances, Inc. 5.00%, 9/26/2048	15,000	15,558
LYB International Finance B.V.:
4.00%, 7/15/2023	22,000	22,105
5.25%, 7/15/2043	131,000	142,038
Methanex Corp. 4.25%, 12/1/2024	19,000	14,647
Mosaic Co.:
4.05%, 11/15/2027 (b)	100,000	85,738
4.88%, 11/15/2041	5,000	4,056
Nutrien, Ltd.:
3.38%, 3/15/2025	250,000	250,040
4.90%, 6/1/2043	25,000	28,039
5.25%, 1/15/2045	47,000	54,152
PPG Industries, Inc. 2.80%, 8/15/2029	25,000	24,817
Praxair, Inc.:
2.65%, 2/5/2025	44,000	44,725
4.05%, 3/15/2021	50,000	50,653
RPM International, Inc.:
3.45%, 11/15/2022	11,000	10,909
4.55%, 3/1/2029	115,000	119,226
SASOL Financing USA LLC 5.88%, 3/27/2024	50,000	21,192
Sherwin-Williams Co.:
3.45%, 8/1/2025	12,000	12,081
3.80%, 8/15/2049	25,000	24,765
Westlake Chemical Corp.:
3.60%, 8/15/2026	150,000	136,290
5.00%, 8/15/2046	75,000	66,357
		2,105,658
COMMERCIAL SERVICES — 0.8%
California Institute of Technology 3.65%, 9/1/2119	10,000	10,248
Cintas Corp. No. 2 6.15%, 8/15/2036	10,000	14,092
Equifax, Inc.:
2.60%, 12/1/2024	60,000	57,284
3.30%, 12/15/2022	22,000	22,337
Georgetown University Series B, 4.32%, 4/1/2049	100,000	107,722
Global Payments, Inc.:
2.65%, 2/15/2025	30,000	29,364
4.00%, 6/1/2023	50,000	51,002
IHS Markit, Ltd. 4.25%, 5/1/2029	40,000	40,042
Johns Hopkins University Series A, 2.81%, 1/1/2060	10,000	9,119
Moody's Corp. 4.88%, 12/17/2048	25,000	27,672
PayPal Holdings, Inc.:
Security Description	Principal Amount	Value
2.20%, 9/26/2022	$60,000	$59,368
2.40%, 10/1/2024	20,000	19,895
2.85%, 10/1/2029	20,000	19,822
Princeton University 5.70%, 3/1/2039	70,000	96,000
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	31,282
S&P Global, Inc.:
3.25%, 12/1/2049	15,000	15,066
4.40%, 2/15/2026	136,000	150,730
Trustees of Boston College 3.13%, 7/1/2052	20,000	23,810
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	24,212
University of Chicago Series 20B, 2.76%, 4/1/2045	5,000	4,748
University of Southern California Series A, 3.23%, 10/1/2120	20,000	17,883
Verisk Analytics, Inc.:
4.00%, 6/15/2025	16,000	17,124
4.13%, 3/15/2029	80,000	84,162
		932,984
COMPUTERS — 2.7%
Apple, Inc.:
1.70%, 9/11/2022	15,000	15,230
1.80%, 9/11/2024	25,000	25,450
2.20%, 9/11/2029 (b)	125,000	128,057
2.70%, 5/13/2022	430,000	444,272
2.95%, 9/11/2049	15,000	15,851
3.00%, 2/9/2024	242,000	255,845
3.00%, 6/20/2027	90,000	96,618
3.20%, 5/11/2027	150,000	162,339
3.75%, 11/13/2047	100,000	119,202
3.85%, 5/4/2043	100,000	118,644
4.25%, 2/9/2047	75,000	97,277
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (b) (c)	50,000	50,543
4.42%, 6/15/2021 (c)	192,000	191,866
6.02%, 6/15/2026 (c)	125,000	129,334
8.10%, 7/15/2036 (c)	84,000	96,024
8.35%, 7/15/2046 (c)	50,000	58,551
DXC Technology Co. 4.75%, 4/15/2027	100,000	98,441
Genpact Luxembourg Sarl 3.38%, 12/1/2024	25,000	25,105
Hewlett Packard Enterprise Co. 6.20%, 10/15/2035	392,000	447,217
International Business Machines Corp.:
3.00%, 5/15/2024	150,000	158,727
3.50%, 5/15/2029	100,000	108,554
3.63%, 2/12/2024	83,000	88,368
4.25%, 5/15/2049 (b)	160,000	187,789
4.70%, 2/19/2046 (b)	62,000	75,927

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.22%, 8/1/2027	$11,000	$13,677
		3,208,908
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co. Series GMTN, 2.25%, 11/15/2022	22,000	22,328
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	15,000	14,519
3.70%, 8/15/2042	19,000	19,187
6.00%, 5/15/2037	11,000	14,463
Procter & Gamble Co.:
2.30%, 2/6/2022	103,000	105,631
2.70%, 2/2/2026 (b)	47,000	49,693
Unilever Capital Corp.:
3.13%, 3/22/2023	15,000	15,579
5.90%, 11/15/2032	203,000	273,471
		514,871
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
1.85%, 2/15/2025	25,000	24,750
4.60%, 6/15/2045	24,000	27,437
		52,187
DIVERSIFIED FINANCIAL SERVICES — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.13%, 7/3/2023	51,000	44,289
4.63%, 7/1/2022	200,000	171,682
Air Lease Corp.:
2.63%, 7/1/2022	30,000	26,517
3.00%, 9/15/2023	43,000	36,421
3.25%, 3/1/2025	75,000	59,700
3.50%, 1/15/2022	15,000	13,505
3.88%, 4/1/2021	5,000	4,707
4.25%, 9/15/2024	27,000	23,338
Series MTN, 3.00%, 2/1/2030	25,000	19,332
Aircastle, Ltd.:
4.25%, 6/15/2026	15,000	12,646
4.40%, 9/25/2023	25,000	23,889
5.50%, 2/15/2022	16,000	14,589
Ally Financial, Inc. 8.00%, 11/1/2031	100,000	115,809
American Express Co.:
2.75%, 5/20/2022	100,000	101,520
3.40%, 2/27/2023	159,000	163,807
4.20%, 11/6/2025	70,000	78,898
Ameriprise Financial, Inc.:
2.88%, 9/15/2026	20,000	19,611
4.00%, 10/15/2023	27,000	28,987
BAT Capital Corp.:
4.70%, 4/2/2027	25,000	25,627
Security Description	Principal Amount	Value
4.91%, 4/2/2030	$25,000	$25,654
5.28%, 4/2/2050	25,000	25,008
BGC Partners, Inc. 5.38%, 7/24/2023	5,000	4,944
BlackRock, Inc.:
2.40%, 4/30/2030	20,000	19,907
3.20%, 3/15/2027	52,000	55,327
3.50%, 3/18/2024	19,000	20,465
Brookfield Asset Management, Inc. 4.00%, 1/15/2025	22,000	22,318
Brookfield Finance LLC 3.45%, 4/15/2050	25,000	19,945
Brookfield Finance, Inc. 4.00%, 4/1/2024	138,000	139,158
Capital One Financial Corp.:
3.20%, 2/5/2025	100,000	100,305
3.45%, 4/30/2021	250,000	250,395
3.90%, 1/29/2024	135,000	136,287
4.20%, 10/29/2025	100,000	99,013
4.75%, 7/15/2021	93,000	95,156
Charles Schwab Corp.:
3.23%, 9/1/2022	11,000	11,218
3.25%, 5/22/2029	15,000	14,840
3.55%, 2/1/2024	15,000	15,788
CME Group, Inc.:
3.00%, 3/15/2025	90,000	91,553
5.30%, 9/15/2043	11,000	15,624
Discover Financial Services 4.50%, 1/30/2026	265,000	269,865
E*TRADE Financial Corp. 2.95%, 8/24/2022	26,000	25,119
GE Capital International Funding Co. 4.42%, 11/15/2035	225,000	240,142
Intercontinental Exchange, Inc.:
3.10%, 9/15/2027	8,000	8,185
3.75%, 9/21/2028	12,000	12,602
4.00%, 10/15/2023	19,000	20,448
4.25%, 9/21/2048	105,000	118,536
Janus Capital Group, Inc. 4.88%, 8/1/2025	4,000	3,873
Jefferies Group LLC:
5.13%, 1/20/2023	8,000	8,140
6.50%, 1/20/2043	3,000	2,707
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	47,333
4.85%, 1/15/2027	25,000	24,725
Lazard Group LLC 4.50%, 9/19/2028	15,000	15,206
Legg Mason, Inc.:
4.75%, 3/15/2026	45,000	45,007
5.63%, 1/15/2044	8,000	8,435
Mastercard, Inc.:
2.00%, 3/3/2025	25,000	25,587
3.95%, 2/26/2048	125,000	150,110

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Nasdaq, Inc. 3.85%, 6/30/2026 (b)	$38,000	$38,603
ORIX Corp.:
2.90%, 7/18/2022	30,000	30,168
3.25%, 12/4/2024	50,000	49,736
3.70%, 7/18/2027	25,000	25,964
Owl Rock Capital Corp. 3.75%, 7/22/2025	25,000	20,064
Raymond James Financial, Inc.:
3.63%, 9/15/2026	38,000	38,400
4.95%, 7/15/2046	125,000	143,792
Stifel Financial Corp. 4.25%, 7/18/2024	25,000	25,779
Synchrony Financial:
3.95%, 12/1/2027	125,000	113,972
4.25%, 8/15/2024	19,000	18,448
5.15%, 3/19/2029	50,000	52,831
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029	10,000	9,502
3.75%, 4/1/2024	25,000	25,451
TJX Cos., Inc. 3.88%, 4/15/2030	15,000	15,529
Visa, Inc.:
1.90%, 4/15/2027	25,000	24,930
2.05%, 4/15/2030	15,000	14,978
2.80%, 12/14/2022	128,000	133,329
3.15%, 12/14/2025	188,000	204,745
VISA, Inc. 2.70%, 4/15/2040	10,000	9,926
Western Union Co. 4.25%, 6/9/2023	50,000	52,353
		4,222,299
ELECTRIC — 7.2%
AEP Transmission Co. LLC:
3.15%, 9/15/2049	20,000	18,640
3.80%, 6/15/2049	45,000	46,099
4.25%, 9/15/2048	20,000	22,610
Alabama Power Co.:
3.45%, 10/1/2049	75,000	76,384
4.15%, 8/15/2044	3,000	2,906
Series A, 4.30%, 7/15/2048	100,000	113,421
Ameren Corp.:
2.50%, 9/15/2024	25,000	24,304
3.65%, 2/15/2026	50,000	50,133
Ameren Illinois Co.:
3.25%, 3/15/2050	75,000	75,635
4.30%, 7/1/2044	16,000	18,436
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	15,000	15,184
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	115,281
Atlantic City Electric Co. 4.00%, 10/15/2028	25,000	26,016
Avangrid, Inc. 3.80%, 6/1/2029	25,000	25,730
Security Description	Principal Amount	Value
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	$35,000	$30,930
4.25%, 9/15/2048	69,000	79,276
Berkshire Hathaway Energy Co.:
3.50%, 2/1/2025	19,000	19,868
5.95%, 5/15/2037	72,000	89,677
6.13%, 4/1/2036	174,000	230,125
Black Hills Corp.:
3.88%, 10/15/2049	25,000	21,378
4.35%, 5/1/2033	110,000	136,679
CenterPoint Energy Houston Electric LLC:
2.25%, 8/1/2022	3,000	2,798
3.95%, 3/1/2048	15,000	16,771
4.50%, 4/1/2044	41,000	48,105
Series AC, 4.25%, 2/1/2049	15,000	17,382
CenterPoint Energy, Inc. 2.50%, 9/1/2024	75,000	73,613
Cleco Corporate Holdings LLC 3.74%, 5/1/2026	25,000	24,814
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	11,000	13,202
Commonwealth Edison Co.:
2.55%, 6/15/2026	12,000	11,961
3.70%, 8/15/2028	10,000	10,710
4.00%, 3/1/2048	35,000	39,369
4.00%, 3/1/2049	15,000	16,689
Series 127, 3.20%, 11/15/2049	20,000	19,776
Connecticut Light & Power Co.:
4.00%, 4/1/2048	10,000	11,362
Series A, 3.20%, 3/15/2027	125,000	130,445
Consolidated Edison Co. of New York, Inc.:
5.70%, 6/15/2040	205,000	257,011
Series 20A, 3.35%, 4/1/2030	10,000	10,334
Series 20B, 3.95%, 4/1/2050	35,000	37,230
Consumers Energy Co.:
3.38%, 8/15/2023	25,000	26,718
4.05%, 5/15/2048	65,000	74,082
4.35%, 4/15/2049	25,000	29,372
Dayton Power & Light Co. 3.95%, 6/15/2049 (c)	15,000	15,622
Delmarva Power & Light Co. 4.15%, 5/15/2045	10,000	10,708
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	11,000	13,995
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	110,000	107,802
3.07%, 8/15/2024 (e)	20,000	19,854
3.38%, 4/1/2030	60,000	59,397
4.25%, 6/1/2028	100,000	104,593
4.70%, 12/1/2044	125,000	130,036
DTE Electric Co.:
2.25%, 3/1/2030	25,000	24,161
2.63%, 3/1/2031	15,000	14,975

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.95%, 3/1/2050	$50,000	$47,771
3.70%, 3/15/2045	11,000	12,167
3.95%, 3/1/2049	25,000	27,423
Series A, 4.00%, 4/1/2043	3,000	3,287
Series A, 6.63%, 6/1/2036	19,000	28,015
DTE Energy Co. 2.85%, 10/1/2026	70,000	68,878
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (b)	25,000	24,739
3.20%, 8/15/2049	25,000	25,733
3.95%, 11/15/2028	85,000	94,167
6.05%, 4/15/2038	25,000	32,275
6.10%, 6/1/2037	5,000	6,632
Duke Energy Corp.:
3.40%, 6/15/2029	125,000	127,197
3.55%, 9/15/2021	50,000	50,522
3.75%, 4/15/2024	8,000	8,274
4.20%, 6/15/2049	100,000	105,404
Duke Energy Florida LLC:
2.50%, 12/1/2029	25,000	24,652
6.35%, 9/15/2037	50,000	67,799
Duke Energy Indiana LLC 2.75%, 4/1/2050	45,000	42,705
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	15,000	16,014
3.70%, 6/15/2046	10,000	10,854
4.30%, 2/1/2049	5,000	5,811
Duke Energy Progress LLC:
3.38%, 9/1/2023	115,000	119,056
3.45%, 3/15/2029	20,000	21,249
3.70%, 10/15/2046	13,000	13,957
4.20%, 8/15/2045	45,000	49,868
Edison International:
4.13%, 3/15/2028 (b)	50,000	47,128
5.75%, 6/15/2027	5,000	5,196
Emera US Finance L.P. 3.55%, 6/15/2026	85,000	80,783
Enel Chile SA 4.88%, 6/12/2028	44,000	42,782
Entergy Arkansas LLC 3.50%, 4/1/2026	35,000	36,994
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	13,000	15,449
Entergy Louisiana LLC:
2.90%, 3/15/2051	5,000	4,772
3.05%, 6/1/2031	6,000	6,028
3.12%, 9/1/2027	50,000	51,460
Entergy Mississippi LLC 3.85%, 6/1/2049	25,000	26,314
Entergy Texas, Inc.:
3.55%, 9/30/2049	50,000	50,797
4.00%, 3/30/2029	25,000	27,236
4.50%, 3/30/2039	25,000	30,051
Eversource Energy:
3.45%, 1/15/2050	50,000	45,906
Series N, 3.80%, 12/1/2023	50,000	50,019
Security Description	Principal Amount	Value
Exelon Corp.:
3.40%, 4/15/2026	$25,000	$24,360
3.50%, 6/1/2022	276,000	267,966
5.10%, 6/15/2045	37,000	40,173
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	125,000	126,978
Series C, 4.85%, 7/15/2047	25,000	27,688
Florida Power & Light Co.:
3.15%, 10/1/2049	30,000	31,134
4.13%, 2/1/2042	5,000	5,677
5.95%, 2/1/2038	110,000	148,234
Fortis, Inc. 3.06%, 10/4/2026	25,000	24,097
Georgia Power Co.:
4.30%, 3/15/2043	7,000	7,403
Series A, 2.10%, 7/30/2023	25,000	24,346
Series B, 2.65%, 9/15/2029	20,000	19,376
Indiana Michigan Power Co. 4.25%, 8/15/2048	50,000	53,613
Interstate Power & Light Co.:
3.25%, 12/1/2024	50,000	51,761
4.10%, 9/26/2028	25,000	27,076
ITC Holdings Corp.:
3.25%, 6/30/2026	38,000	39,442
3.35%, 11/15/2027	50,000	50,708
Kansas City Power & Light Co. Series 2019, 4.13%, 4/1/2049	25,000	28,209
Kentucky Utilities Co. 5.13%, 11/1/2040	50,000	59,438
MidAmerican Energy Co.:
3.10%, 5/1/2027	2,000	2,057
3.15%, 4/15/2050	25,000	25,740
4.25%, 7/15/2049	25,000	29,610
4.80%, 9/15/2043	70,000	83,084
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	55,000	52,545
2.40%, 3/15/2030	20,000	18,847
4.40%, 11/1/2048	40,000	44,459
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	91,000	86,305
Series MTN, 1.75%, 1/21/2022	10,000	10,004
Nevada Power Co. Series CC, 3.70%, 5/1/2029	40,000	42,410
NextEra Energy Capital Holdings, Inc.:
2.75%, 11/1/2029	15,000	14,504
2.90%, 4/1/2022	100,000	100,707
3.15%, 4/1/2024	15,000	15,353
4.50%, 6/1/2021	145,000	147,807
Northern States Power Co. 4.85%, 8/15/2040	8,000	10,711
NSTAR Electric Co.:
3.25%, 5/15/2029	25,000	25,818
4.40%, 3/1/2044	8,000	8,354

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Oglethorpe Power Corp. 5.05%, 10/1/2048	$15,000	$14,514
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	15,000	15,076
3.85%, 8/15/2047	8,000	7,393
4.55%, 3/15/2044	11,000	14,614
5.25%, 5/15/2041	5,000	6,626
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	45,000	44,194
3.70%, 11/15/2028	40,000	43,451
3.80%, 6/1/2049	25,000	26,512
7.00%, 5/1/2032	89,000	126,443
PacifiCorp:
6.00%, 1/15/2039	95,000	130,065
6.35%, 7/15/2038	25,000	32,912
PECO Energy Co.:
3.00%, 9/15/2049	20,000	20,149
3.90%, 3/1/2048	15,000	16,855
4.15%, 10/1/2044	11,000	12,392
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	100,000	99,023
3.95%, 3/15/2024	19,000	19,934
PPL Electric Utilities Corp.:
3.00%, 9/15/2021	10,000	10,084
3.00%, 10/1/2049	20,000	19,786
3.95%, 6/1/2047	5,000	5,217
4.13%, 6/15/2044	8,000	8,632
Progress Energy, Inc. 6.00%, 12/1/2039	82,000	103,086
Public Service Co. of Colorado:
3.70%, 6/15/2028	25,000	26,595
4.05%, 9/15/2049	45,000	50,197
4.30%, 3/15/2044	16,000	18,240
Public Service Co. of New Hampshire 3.60%, 7/1/2049	25,000	25,354
Public Service Electric & Gas Co.:
Series MTN, 2.25%, 9/15/2026	25,000	25,049
Series MTN, 2.45%, 1/15/2030	35,000	34,785
Series MTN, 3.15%, 1/1/2050	30,000	31,165
Series MTN, 3.20%, 5/15/2029	25,000	26,193
Series MTN, 3.20%, 8/1/2049	15,000	15,270
Series MTN, 3.25%, 9/1/2023	25,000	26,538
Series MTN, 3.85%, 5/1/2049	20,000	21,975
Series MTN, 5.50%, 3/1/2040	10,000	13,367
Public Service Enterprise Group, Inc. 2.88%, 6/15/2024	20,000	19,969
Puget Energy, Inc. 3.65%, 5/15/2025	45,000	44,192
San Diego Gas & 1st Mortgage 3.32%, 4/15/2050	30,000	29,960
Sempra Energy:
3.25%, 6/15/2027	75,000	73,833
3.80%, 2/1/2038	130,000	123,699
6.00%, 10/15/2039	5,000	6,163
Security Description	Principal Amount	Value
South Carolina Electric & Gas Co. 4.60%, 6/15/2043	$19,000	$23,025
Southern California Edison Co.:
2.85%, 8/1/2029	20,000	19,048
4.00%, 4/1/2047	263,000	275,416
4.65%, 10/1/2043	72,000	79,093
6.05%, 3/15/2039	50,000	62,363
Series 13-A, 3.90%, 3/15/2043	25,000	25,059
Series A, 4.20%, 3/1/2029	25,000	26,636
Series C, 3.60%, 2/1/2045	35,000	32,812
Series C, 4.13%, 3/1/2048	68,000	71,730
Series E, 3.70%, 8/1/2025	15,000	15,450
Southern Power Co.:
5.15%, 9/15/2041	25,000	24,191
5.25%, 7/15/2043	48,000	52,528
Southwestern Electric Power Co.:
6.20%, 3/15/2040	60,000	75,068
Series M, 4.10%, 9/15/2028	110,000	118,247
Southwestern Public Service Co.:
3.70%, 8/15/2047	35,000	36,134
Series 6, 4.40%, 11/15/2048	55,000	61,936
Tampa Electric Co.:
2.60%, 9/15/2022	16,000	15,826
3.63%, 6/15/2050 (b)	10,000	10,174
Union Electric Co. 3.25%, 10/1/2049 (b)	25,000	23,923
Virginia Electric & Power Co. 3.30%, 12/1/2049 (b)	50,000	51,865
WEC Energy Group, Inc. 3.10%, 3/8/2022	5,000	5,056
Westar Energy, Inc.:
3.25%, 9/1/2049	25,000	24,863
4.63%, 9/1/2043	22,000	25,325
Wisconsin Electric Power Co.:
3.10%, 6/1/2025	19,000	20,582
4.30%, 10/15/2048	5,000	5,550
5.70%, 12/1/2036	5,000	6,539
Wisconsin Power & Light Co. 3.65%, 4/1/2050	15,000	15,287
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	20,000	19,099
3.67%, 12/1/2042	2,000	2,148
Xcel Energy, Inc.:
2.40%, 3/15/2021	42,000	41,897
3.30%, 6/1/2025	86,000	87,969
3.40%, 6/1/2030 (a)	15,000	15,309
		8,702,607
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
2.63%, 2/15/2023	27,000	28,156
5.25%, 11/15/2039	11,000	13,154
		41,310

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 1.0%
Agilent Technologies, Inc.:
2.75%, 9/15/2029	$15,000	$14,337
3.05%, 9/22/2026	11,000	11,023
Allegion PLC 3.50%, 10/1/2029	15,000	14,517
Amphenol Corp.:
2.05%, 3/1/2025	25,000	23,852
2.80%, 2/15/2030	25,000	22,634
4.35%, 6/1/2029 (b)	10,000	10,263
Arrow Electronics, Inc. 3.88%, 1/12/2028	125,000	116,654
Flex, Ltd.:
4.75%, 6/15/2025	16,000	16,117
5.00%, 2/15/2023	76,000	76,214
Fortive Corp. 3.15%, 6/15/2026	79,000	80,519
Honeywell International, Inc.:
2.30%, 8/15/2024	150,000	152,392
3.81%, 11/21/2047	25,000	27,085
4.25%, 3/1/2021	11,000	11,318
Jabil, Inc. 3.95%, 1/12/2028 (b)	50,000	47,323
Keysight Technologies, Inc. 3.00%, 10/30/2029	25,000	24,161
PerkinElmer, Inc. 3.30%, 9/15/2029	15,000	14,086
Roper Technologies, Inc.:
2.95%, 9/15/2029	10,000	9,910
3.65%, 9/15/2023	208,000	213,150
4.20%, 9/15/2028	50,000	53,629
Tech Data Corp. 3.70%, 2/15/2022	25,000	24,628
Trimble, Inc. 4.90%, 6/15/2028	150,000	176,962
Tyco Electronics Group SA:
3.45%, 8/1/2024	11,000	11,090
4.88%, 1/15/2021	11,000	11,359
		1,163,223
ENGINEERING & CONSTRUCTION — 0.1%
Fluor Corp. 4.25%, 9/15/2028 (b)	75,000	52,322
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.90%, 7/1/2026	22,000	22,275
3.38%, 11/15/2027	183,000	186,212
5.25%, 11/15/2021	4,000	4,183
Waste Connections, Inc.:
3.05%, 4/1/2050	10,000	9,070
3.50%, 5/1/2029	15,000	15,170
Waste Management, Inc.:
2.90%, 9/15/2022	176,000	177,172
3.45%, 6/15/2029	10,000	10,529
Security Description	Principal Amount	Value
4.00%, 7/15/2039	$11,000	$11,943
4.15%, 7/15/2049	10,000	11,860
		448,414
FOOD — 1.1%
Campbell Soup Co.:
3.95%, 3/15/2025	50,000	51,874
4.80%, 3/15/2048	20,000	23,408
Conagra Brands, Inc.:
4.30%, 5/1/2024	50,000	51,724
4.85%, 11/1/2028	110,000	117,758
5.30%, 11/1/2038	65,000	70,827
General Mills, Inc.:
2.88%, 4/15/2030	20,000	19,960
3.20%, 2/10/2027 (b)	150,000	156,043
3.65%, 2/15/2024	10,000	10,337
Hershey Co. 2.05%, 11/15/2024	50,000	50,035
Ingredion, Inc. 3.20%, 10/1/2026	19,000	20,609
JM Smucker Co.:
2.38%, 3/15/2030	30,000	27,968
3.55%, 3/15/2050	25,000	23,181
Kellogg Co.:
3.25%, 4/1/2026	50,000	51,243
Series B, 7.45%, 4/1/2031	65,000	86,528
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	16,000	19,157
Kroger Co 3.95%, 1/15/2050	25,000	25,850
Kroger Co.:
2.95%, 11/1/2021	3,000	3,029
4.50%, 1/15/2029 (b)	40,000	44,809
5.15%, 8/1/2043	50,000	55,768
5.40%, 7/15/2040	63,000	73,992
McCormick & Co., Inc. 3.25%, 11/15/2025	19,000	20,935
Mondelez International, Inc. 4.00%, 2/1/2024	50,000	52,622
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,196
3.25%, 7/15/2027	64,000	58,415
3.30%, 2/15/2050	10,000	7,198
4.50%, 4/1/2046	25,000	22,306
5.95%, 4/1/2030 (a)	5,000	5,275
6.60%, 4/1/2040 (a)	5,000	5,404
6.60%, 4/1/2050 (a)	5,000	5,373
Tyson Foods, Inc.:
4.50%, 6/15/2022	110,000	113,729
4.55%, 6/2/2047	50,000	55,707
5.15%, 8/15/2044	26,000	30,527
		1,369,787
FOREST PRODUCTS & PAPER — 0.3%
Georgia-Pacific LLC 8.00%, 1/15/2024	100,000	120,215

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
International Paper Co.:
3.00%, 2/15/2027 (b)	$25,000	$25,421
4.40%, 8/15/2047	75,000	74,858
5.15%, 5/15/2046	50,000	54,314
7.30%, 11/15/2039	80,000	108,798
		383,606
GAS — 0.5%
Atmos Energy Corp.:
3.00%, 6/15/2027 (b)	22,000	22,539
4.13%, 10/15/2044	50,000	52,583
4.15%, 1/15/2043	21,000	22,912
CenterPoint Energy Resources Corp. 4.00%, 4/1/2028	20,000	21,485
Dominion Energy Gas Holdings LLC:
Series A, 2.50%, 11/15/2024	20,000	19,458
Series B, 3.00%, 11/15/2029	70,000	65,378
National Fuel Gas Co. 3.75%, 3/1/2023	29,000	28,315
NiSource, Inc.:
2.95%, 9/1/2029	50,000	47,799
3.95%, 3/30/2048	93,000	95,064
5.65%, 2/1/2045	5,000	5,671
5.95%, 6/15/2041	5,000	6,338
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	25,000	25,270
Southern California Gas Co.:
4.45%, 3/15/2044	3,000	3,821
Series UU, 4.13%, 6/1/2048	20,000	21,946
Series VV, 4.30%, 1/15/2049	25,000	28,083
Southern Co. Gas Capital Corp.:
3.50%, 9/15/2021	3,000	2,914
5.88%, 3/15/2041	100,000	110,316
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	25,000	23,852
		603,744
HAND & MACHINE TOOLS — 0.2%
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (b)	50,000	48,272
3.40%, 3/1/2026	135,000	138,696
4.25%, 11/15/2028	15,000	15,991
4.85%, 11/15/2048	15,000	18,488
		221,447
HEALTH CARE PRODUCTS — 1.2%
Abbott Laboratories:
2.95%, 3/15/2025	100,000	105,865
4.90%, 11/30/2046	90,000	123,112
6.15%, 11/30/2037	5,000	7,146
Baxter International, Inc. 2.60%, 8/15/2026	125,000	122,566
Boston Scientific Corp.:
3.38%, 5/15/2022	19,000	19,386
Security Description	Principal Amount	Value
3.45%, 3/1/2024	$115,000	$117,743
4.55%, 3/1/2039	15,000	16,223
7.38%, 1/15/2040	3,000	4,824
Danaher Corp. 3.35%, 9/15/2025 (b)	138,000	144,217
Koninklijke Philips NV:
5.00%, 3/15/2042	48,000	57,571
6.88%, 3/11/2038	5,000	6,909
Medtronic, Inc.:
3.50%, 3/15/2025	111,000	119,238
4.63%, 3/15/2045	154,000	205,285
Stryker Corp.:
3.38%, 5/15/2024	19,000	19,847
4.10%, 4/1/2043	8,000	8,292
4.63%, 3/15/2046	80,000	94,153
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	100,000	97,755
4.15%, 2/1/2024	78,000	82,933
Zimmer Biomet Holdings, Inc.:
3.38%, 11/30/2021	19,000	19,668
3.55%, 4/1/2025	123,000	123,790
		1,496,523
HEALTH CARE SERVICES — 2.4%
Adventist Health System 3.63%, 3/1/2049	15,000	15,159
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	25,000	25,867
Aetna, Inc.:
2.80%, 6/15/2023	88,000	87,889
6.63%, 6/15/2036	149,000	191,797
Anthem, Inc.:
3.13%, 5/15/2022	11,000	11,180
3.30%, 1/15/2023	300,000	304,887
Ascension Health Series B, 3.11%, 11/15/2039	20,000	20,447
Baylor Scott & White Holdings 4.19%, 11/15/2045	51,000	56,018
Cigna Holding Co. 5.38%, 2/15/2042	25,000	26,698
CommonSpirit Health:
3.35%, 10/1/2029	5,000	4,922
3.82%, 10/1/2049	10,000	10,099
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	10,000	11,402
Hartford HealthCare Corp. 3.45%, 7/1/2054	25,000	25,427
HCA, Inc.:
4.13%, 6/15/2029	10,000	9,989
4.50%, 2/15/2027	30,000	30,794
4.75%, 5/1/2023	10,000	10,185
5.00%, 3/15/2024	20,000	20,711
5.25%, 4/15/2025	15,000	15,704
5.25%, 6/15/2026	115,000	120,427
5.25%, 6/15/2049	145,000	154,606

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 6/15/2047	$15,000	$16,272
Humana, Inc.:
4.80%, 3/15/2047	81,000	87,890
4.95%, 10/1/2044	11,000	12,390
8.15%, 6/15/2038	5,000	7,312
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	50,000	60,603
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	25,000	29,009
Kaiser Foundation Hospitals Series 2019, 3.27%, 11/1/2049	75,000	75,026
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024	25,000	24,603
2.95%, 12/1/2029	25,000	23,834
3.60%, 2/1/2025 (b)	95,000	98,277
Montefiore Obligated Group 4.29%, 9/1/2050	25,000	21,539
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	20,000	20,379
New York and Presbyterian Hospital Series 2019, 3.95%, 8/1/2119	15,000	15,760
Northwell Healthcare, Inc. 3.81%, 11/1/2049	25,000	24,524
NYU Langone Hospitals 4.78%, 7/1/2044	30,000	34,566
Partners Healthcare System, Inc. Series 2020, 3.34%, 7/1/2060	15,000	15,036
Providence St. Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	20,000	19,549
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	10,000	9,779
3.45%, 6/1/2026	22,000	22,191
4.70%, 4/1/2021	19,000	19,227
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	25,000	24,345
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	10,000	10,713
SSM Health Care Corp. Series 2018, 3.69%, 6/1/2023	5,000	4,953
Toledo Hospital 6.02%, 11/15/2048	15,000	16,397
UnitedHealth Group, Inc.:
2.38%, 8/15/2024	20,000	20,421
2.75%, 2/15/2023	40,000	40,722
2.88%, 12/15/2021	37,000	37,511
2.88%, 8/15/2029	40,000	41,653
3.15%, 6/15/2021	80,000	81,110
3.50%, 6/15/2023 (b)	25,000	26,310
3.50%, 8/15/2039	30,000	32,324
3.70%, 8/15/2049 (b)	15,000	16,555
3.75%, 7/15/2025	54,000	58,203
3.85%, 6/15/2028	200,000	221,136
4.25%, 3/15/2043	19,000	21,564
Security Description	Principal Amount	Value
4.25%, 6/15/2048	$190,000	$225,310
4.63%, 7/15/2035	116,000	134,976
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	50,000	57,121
		2,863,298
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc. 3.50%, 11/15/2027	50,000	49,304
Whirlpool Corp. 4.75%, 2/26/2029	15,000	15,510
		64,814
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp. 4.88%, 12/6/2028	25,000	27,397
Clorox Co.:
3.10%, 10/1/2027	19,000	19,719
3.50%, 12/15/2024	58,000	61,527
3.80%, 11/15/2021	11,000	11,229
Kimberly-Clark Corp.:
2.40%, 6/1/2023	57,000	58,160
3.20%, 4/25/2029 (b)	15,000	16,094
3.70%, 6/1/2043	3,000	3,167
		197,293
INSURANCE — 3.0%
Aflac, Inc.:
2.88%, 10/15/2026	38,000	37,284
3.60%, 4/1/2030	15,000	15,220
3.63%, 11/15/2024	16,000	16,857
6.45%, 8/15/2040	4,000	5,136
Allstate Corp.:
3.15%, 6/15/2023	8,000	8,262
3.28%, 12/15/2026	38,000	39,354
4.20%, 12/15/2046	38,000	43,931
4.50%, 6/15/2043	11,000	12,828
American Financial Group, Inc. 5.25%, 4/2/2030 (a)	25,000	24,669
American International Group, Inc.:
3.30%, 3/1/2021	100,000	100,092
3.88%, 1/15/2035	50,000	48,606
6.25%, 5/1/2036	200,000	225,508
Aon Corp. 2.20%, 11/15/2022	20,000	19,938
Aon PLC:
3.50%, 6/14/2024	19,000	19,776
3.88%, 12/15/2025	38,000	38,435
4.60%, 6/14/2044	57,000	65,915
Arch Capital Finance LLC 5.03%, 12/15/2046	50,000	50,934
Assurant, Inc. 4.00%, 3/15/2023	50,000	51,018
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	35,000	35,810

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Athene Holding, Ltd. 4.13%, 1/12/2028	$100,000	$91,544
AXA SA 8.60%, 12/15/2030	100,000	133,187
AXIS Specialty Finance LLC 3.90%, 7/15/2029	15,000	15,802
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	150,000	180,048
4.25%, 1/15/2049	25,000	30,769
4.30%, 5/15/2043	55,000	65,270
4.40%, 5/15/2042	50,000	59,678
Berkshire Hathaway, Inc. 3.13%, 3/15/2026	75,000	80,295
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (b)	200,000	176,412
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000	5,111
3.35%, 5/15/2024	3,000	3,115
3.35%, 5/3/2026	10,000	10,573
CNA Financial Corp.:
4.50%, 3/1/2026	76,000	78,689
5.75%, 8/15/2021	5,000	5,137
Equitable Holdings, Inc. 5.00%, 4/20/2048	30,000	27,497
Globe Life, Inc. 4.55%, 9/15/2028	25,000	24,999
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	15,000	13,864
4.30%, 4/15/2043	15,000	14,893
Lincoln National Corp.:
3.35%, 3/9/2025	16,000	16,024
3.80%, 3/1/2028	50,000	49,689
4.00%, 9/1/2023	3,000	3,073
4.20%, 3/15/2022	41,000	43,544
Loews Corp.:
3.75%, 4/1/2026	155,000	161,679
6.00%, 2/1/2035	5,000	6,779
Manulife Financial Corp. 4.15%, 3/4/2026	48,000	48,736
Markel Corp.:
4.15%, 9/17/2050	25,000	21,796
5.00%, 5/20/2049	10,000	10,438
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	55,000	55,725
3.50%, 3/10/2025	34,000	35,624
3.75%, 3/14/2026	25,000	25,721
4.38%, 3/15/2029	75,000	82,568
4.80%, 7/15/2021	8,000	8,210
4.90%, 3/15/2049 (b)	15,000	18,369
MetLife, Inc.:
3.60%, 4/10/2024	4,000	4,210
4.05%, 3/1/2045	52,000	55,029
4.13%, 8/13/2042	25,000	26,480
5.70%, 6/15/2035	3,000	3,705
Series D, 4.37%, 9/15/2023	170,000	179,562
Security Description	Principal Amount	Value
Principal Financial Group, Inc. 3.70%, 5/15/2029	$25,000	$25,813
Progressive Corp.:
2.45%, 1/15/2027	88,000	86,728
3.75%, 8/23/2021	11,000	11,236
4.35%, 4/25/2044	19,000	22,632
Prudential Financial, Inc.:
3.94%, 12/7/2049	125,000	118,444
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	174,000	153,134
Series MTN, 4.42%, 3/27/2048	45,000	46,085
Series MTN, 4.60%, 5/15/2044	16,000	17,068
Series MTN, 5.70%, 12/14/2036	65,000	80,305
Reinsurance Group of America, Inc. 3.90%, 5/15/2029	15,000	15,129
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	15,000	15,062
Travelers Cos., Inc.:
4.10%, 3/4/2049	65,000	76,649
4.60%, 8/1/2043	50,000	60,855
5.35%, 11/1/2040	5,000	6,524
Trinity Acquisition PLC 6.13%, 8/15/2043	19,000	21,972
Unum Group:
4.00%, 3/15/2024	3,000	3,009
4.00%, 6/15/2029	50,000	47,632
Willis Towers Watson PLC 5.75%, 3/15/2021	38,000	38,930
XLIT, Ltd. 5.50%, 3/31/2045	56,000	55,630
		3,636,254
INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
3.40%, 12/6/2027	112,000	119,629
3.60%, 11/28/2024	190,000	200,477
4.50%, 11/28/2034	19,000	23,016
Alphabet, Inc.:
3.38%, 2/25/2024	38,000	41,469
3.63%, 5/19/2021	11,000	11,331
Amazon.com, Inc.:
2.50%, 11/29/2022	179,000	184,481
3.15%, 8/22/2027	10,000	11,039
4.05%, 8/22/2047	44,000	55,816
4.95%, 12/5/2044	192,000	267,936
Baidu, Inc.:
2.88%, 7/6/2022	25,000	25,354
4.13%, 6/30/2025 (b)	25,000	26,783
Booking Holdings, Inc. 3.55%, 3/15/2028	38,000	37,463
eBay, Inc.:
2.60%, 7/15/2022	104,000	103,613
2.75%, 1/30/2023	70,000	69,455
3.45%, 8/1/2024	23,000	23,328
4.00%, 7/15/2042	19,000	17,790
Expedia Group, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.80%, 2/15/2028	$138,000	$118,643
4.50%, 8/15/2024 (b)	53,000	48,600
		1,386,223
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.63%, 1/19/2022	76,000	71,751
4.20%, 6/10/2024	25,000	22,176
FS KKR Capital Corp. 4.63%, 7/15/2024	150,000	116,808
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025	25,000	23,805
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	10,000	9,107
Owl Rock Capital Corp. 5.25%, 4/15/2024	10,000	9,598
		253,245
IRON/STEEL — 0.3%
ArcelorMittal:
4.25%, 7/16/2029 (b)	93,000	82,975
4.55%, 3/11/2026	50,000	45,038
Nucor Corp.:
5.20%, 8/1/2043	26,000	30,210
6.40%, 12/1/2037	37,000	46,391
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	11,000	11,961
Steel Dynamics, Inc.:
2.80%, 12/15/2024	5,000	4,696
3.45%, 4/15/2030	50,000	45,221
Vale Overseas, Ltd.:
6.25%, 8/10/2026	50,000	54,429
6.88%, 11/21/2036	51,000	56,687
6.88%, 11/10/2039	5,000	5,524
		383,132
LEISURE TIME — 0.0% (f)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028 (b)	80,000	49,946
LODGING — 0.2%
Choice Hotels International, Inc. 3.70%, 12/1/2029	25,000	19,340
Hyatt Hotels Corp. 4.38%, 9/15/2028	10,000	9,113
Las Vegas Sands Corp.:
2.90%, 6/25/2025	30,000	26,073
3.20%, 8/8/2024	110,000	99,341
3.50%, 8/18/2026	5,000	4,581
3.90%, 8/8/2029	10,000	8,587
Marriott International, Inc.:
2.88%, 3/1/2021	25,000	23,338
3.75%, 3/15/2025	3,000	2,742
Series R, 3.13%, 6/15/2026	102,000	93,602
Series X, 4.00%, 4/15/2028	8,000	7,366
		294,083
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.4%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	$8,000	$8,066
4.38%, 5/8/2042	3,000	3,062
Caterpillar Financial Services Corp.:
2.40%, 8/9/2026 (b)	65,000	64,752
Series MTN, 1.95%, 11/18/2022	25,000	24,889
Series MTN, 2.15%, 11/8/2024 (b)	25,000	25,051
Series MTN, 2.85%, 5/17/2024	50,000	50,419
Series MTN, 3.15%, 9/7/2021	75,000	76,421
Caterpillar, Inc.:
3.25%, 9/19/2049	20,000	20,045
3.40%, 5/15/2024	88,000	90,756
3.80%, 8/15/2042	55,000	60,516
3.90%, 5/27/2021	11,000	11,258
Oshkosh Corp. 4.60%, 5/15/2028	35,000	33,369
		468,604
MACHINERY-DIVERSIFIED — 0.7%
CNH Industrial Capital LLC:
4.38%, 4/5/2022	25,000	24,684
4.88%, 4/1/2021	8,000	8,034
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	25,000	23,863
Deere & Co. 5.38%, 10/16/2029 (b)	5,000	6,020
Dover Corp.:
3.15%, 11/15/2025	35,000	36,363
5.38%, 3/1/2041	8,000	10,172
John Deere Capital Corp.:
3.65%, 10/12/2023	50,000	52,805
Series MTN, 1.75%, 3/9/2027	15,000	14,479
Series MTN, 1.95%, 6/13/2022	20,000	19,875
Series MTN, 2.30%, 6/7/2021	25,000	25,120
Series MTN, 2.45%, 1/9/2030	20,000	20,302
Series MTN, 2.60%, 3/7/2024	40,000	40,812
Series MTN, 2.65%, 6/24/2024	22,000	22,268
Series MTN, 2.65%, 6/10/2026	25,000	25,715
Series MTN, 2.95%, 4/1/2022	10,000	10,205
Series MTN, 3.13%, 9/10/2021	115,000	116,801
Series MTN, 3.45%, 1/10/2024	15,000	15,612
Series MTN, 3.45%, 3/13/2025	75,000	79,698
Otis Worldwide Corp.:
2.06%, 4/5/2025 (c)	10,000	9,769
2.29%, 4/5/2027 (c)	10,000	9,565
2.57%, 2/15/2030 (c)	10,000	9,685
3.11%, 2/15/2040 (c)	25,000	23,435
3.36%, 2/15/2050 (c)	15,000	14,551
Rockwell Automation, Inc.:
2.88%, 3/1/2025	16,000	15,681
4.20%, 3/1/2049	10,000	11,336

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Wabtec Corp. 4.95%, 9/15/2028	$125,000	$120,621
Xylem, Inc.:
3.25%, 11/1/2026	3,000	3,166
4.88%, 10/1/2021	27,000	28,370
		799,007
MEDIA — 3.7%
CBS Corp.:
2.90%, 1/15/2027	13,000	11,655
4.00%, 1/15/2026	195,000	193,120
4.20%, 6/1/2029 (b)	15,000	14,441
7.88%, 7/30/2030	5,000	5,982
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/2050	85,000	89,055
4.91%, 7/23/2025	150,000	159,174
5.05%, 3/30/2029	15,000	16,186
5.13%, 7/1/2049	50,000	53,122
5.38%, 5/1/2047	278,000	304,232
6.83%, 10/23/2055	55,000	66,322
Comcast Corp.:
2.35%, 1/15/2027	174,000	172,878
3.15%, 3/1/2026	140,000	146,293
3.20%, 7/15/2036	110,000	114,566
3.55%, 5/1/2028	12,000	12,849
3.70%, 4/15/2024	196,000	210,273
4.15%, 10/15/2028	145,000	162,760
4.20%, 8/15/2034	125,000	142,324
4.25%, 1/15/2033	200,000	232,144
4.65%, 7/15/2042	11,000	13,808
4.70%, 10/15/2048	5,000	6,462
4.75%, 3/1/2044	470,000	589,906
Discovery Communications LLC:
4.88%, 4/1/2043	120,000	112,303
4.90%, 3/11/2026	13,000	13,532
4.95%, 5/15/2042	100,000	96,423
6.35%, 6/1/2040	25,000	27,641
Fox Corp.:
3.05%, 4/7/2025	15,000	14,977
4.03%, 1/25/2024	25,000	25,970
4.71%, 1/25/2029	55,000	60,276
5.48%, 1/25/2039	60,000	69,530
5.58%, 1/25/2049	15,000	17,940
Grupo Televisa SAB:
5.00%, 5/13/2045	19,000	18,850
8.50%, 3/11/2032	3,000	3,990
NBCUniversal Media LLC 4.45%, 1/15/2043	266,000	315,282
Thomson Reuters Corp. 5.85%, 4/15/2040	38,000	50,027
Time Warner Cable LLC:
4.50%, 9/15/2042	108,000	102,914
6.55%, 5/1/2037	61,000	72,069
Security Description	Principal Amount	Value
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	$91,000	$92,313
3.00%, 2/13/2026	100,000	104,482
Series GMTN, 4.13%, 6/1/2044 (b)	11,000	12,093
Viacom, Inc.:
3.88%, 12/15/2021	25,000	25,229
4.25%, 9/1/2023	48,000	48,905
5.85%, 9/1/2043	50,000	51,163
ViacomCBS, Inc. 4.95%, 1/15/2031 (a)	25,000	24,741
Walt Disney Co.:
1.75%, 8/30/2024	25,000	25,037
2.00%, 9/1/2029	115,000	111,831
3.00%, 9/15/2022	225,000	231,923
4.75%, 11/15/2046	50,000	63,421
Series E, 4.13%, 12/1/2041	11,000	12,420
		4,522,834
METAL FABRICATE & HARDWARE — 0.0% (f)
Timken Co. 4.50%, 12/15/2028	20,000	22,847
MINING — 0.4%
Barrick Gold Corp. 5.25%, 4/1/2042	50,000	58,875
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	44,000	54,519
BHP Billiton Finance USA, Ltd. 5.00%, 9/30/2043	72,000	96,334
Kinross Gold Corp. 4.50%, 7/15/2027	5,000	4,665
Newmont Corp.:
3.70%, 3/15/2023	7,000	7,009
5.88%, 4/1/2035	5,000	6,864
6.25%, 10/1/2039	3,000	3,695
Newmont Mining Corp. 4.88%, 3/15/2042 (b)	11,000	12,937
Rio Tinto Finance USA PLC 4.13%, 8/21/2042	53,000	62,413
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	38,000	40,123
Southern Copper Corp.:
5.88%, 4/23/2045	10,000	10,576
6.75%, 4/16/2040	19,000	22,100
Teck Resources, Ltd. 6.13%, 10/1/2035	80,000	73,430
		453,540
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
1.75%, 2/14/2023	25,000	24,818
2.00%, 2/14/2025	25,000	25,652
2.38%, 8/26/2029	25,000	25,053
3.25%, 8/26/2049	15,000	15,689

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.25%, 2/14/2024	$28,000	$29,493
Series MTN, 3.38%, 3/1/2029	25,000	26,701
Series MTN, 3.63%, 9/14/2028	19,000	20,370
Series MTN, 3.88%, 6/15/2044	8,000	8,833
Series MTN, 4.00%, 9/14/2048	69,000	79,099
Series MTN, 5.70%, 3/15/2037	50,000	64,858
Carlisle Cos., Inc. 3.75%, 11/15/2022	30,000	30,396
Eaton Corp. 2.75%, 11/2/2022	27,000	26,964
General Electric Co.:
Series GMTN, 6.15%, 8/7/2037	71,000	83,164
Series GMTN, 6.88%, 1/10/2039	220,000	276,617
Series MTN, 4.65%, 10/17/2021	166,000	170,777
Hillenbrand, Inc. 4.50%, 9/15/2026	25,000	24,961
Illinois Tool Works, Inc.:
3.50%, 3/1/2024	19,000	20,047
3.90%, 9/1/2042	19,000	20,798
4.88%, 9/15/2041	30,000	34,659
Ingersoll-Rand Global Holding Co., Ltd. 4.25%, 6/15/2023	57,000	58,017
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	15,000	16,388
Parker-Hannifin Corp.:
4.00%, 6/14/2049	10,000	10,382
4.10%, 3/1/2047	37,000	37,714
Series MTN, 4.20%, 11/21/2034	38,000	38,912
Series MTN, 6.25%, 5/15/2038	5,000	6,467
Textron, Inc.:
3.00%, 6/1/2030	25,000	23,472
3.90%, 9/17/2029	25,000	24,449
		1,224,750
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	25,000	28,167
OIL & GAS — 3.5%
Apache Corp.:
4.25%, 1/15/2030 (b)	25,000	13,479
4.75%, 4/15/2043	66,000	30,118
5.25%, 2/1/2042	18,000	8,976
5.35%, 7/1/2049 (b)	25,000	11,888
BP Capital Markets America, Inc.:
3.00%, 2/24/2050	15,000	14,005
3.02%, 1/16/2027	150,000	150,379
3.22%, 4/14/2024	43,000	43,873
3.25%, 5/6/2022	200,000	201,900
3.41%, 2/11/2026	15,000	15,279
3.79%, 2/6/2024	37,000	38,150
3.94%, 9/21/2028	75,000	79,729
Canadian Natural Resources, Ltd.:
3.85%, 6/1/2027	100,000	78,558
Security Description	Principal Amount	Value
3.90%, 2/1/2025	$16,000	$13,162
6.25%, 3/15/2038	50,000	38,839
6.50%, 2/15/2037	11,000	8,833
Cenovus Energy, Inc. 4.25%, 4/15/2027	20,000	9,713
Chevron Corp.:
2.41%, 3/3/2022	75,000	75,542
2.90%, 3/3/2024	13,000	13,462
2.95%, 5/16/2026	70,000	73,644
3.19%, 6/24/2023	151,000	157,895
Cimarex Energy Co.:
3.90%, 5/15/2027	25,000	16,784
4.38%, 6/1/2024	50,000	39,761
Concho Resources, Inc.:
3.75%, 10/1/2027	43,000	36,273
4.88%, 10/1/2047	38,000	28,910
ConocoPhillips Co.:
4.95%, 3/15/2026	113,000	120,399
5.90%, 10/15/2032	80,000	92,760
6.50%, 2/1/2039	73,000	91,480
Devon Energy Corp.:
4.75%, 5/15/2042	48,000	30,762
5.00%, 6/15/2045	60,000	38,429
Diamondback Energy, Inc.:
2.88%, 12/1/2024	15,000	10,463
3.25%, 12/1/2026	60,000	42,557
3.50%, 12/1/2029	25,000	17,177
Encana Corp. 6.50%, 2/1/2038	40,000	17,160
Exxon Mobil Corp.:
1.90%, 8/16/2022	10,000	10,023
2.02%, 8/16/2024	25,000	25,013
2.22%, 3/1/2021	80,000	79,990
2.44%, 8/16/2029	25,000	26,077
2.71%, 3/6/2025	15,000	15,579
2.73%, 3/1/2023	200,000	206,274
3.00%, 8/16/2039	15,000	15,094
3.10%, 8/16/2049 (b)	25,000	25,409
3.57%, 3/6/2045 (b)	25,000	27,109
4.11%, 3/1/2046	100,000	116,914
4.33%, 3/19/2050	100,000	123,037
Hess Corp.:
4.30%, 4/1/2027	38,000	27,536
5.60%, 2/15/2041	11,000	7,550
7.13%, 3/15/2033	78,000	63,600
7.88%, 10/1/2029	15,000	12,480
HollyFrontier Corp. 5.88%, 4/1/2026	50,000	43,357
Husky Energy, Inc. 4.40%, 4/15/2029	25,000	17,362
Marathon Oil Corp.:
2.80%, 11/1/2022	69,000	53,259
3.85%, 6/1/2025	20,000	14,266
Marathon Petroleum Corp.:
4.75%, 9/15/2044 (b)	25,000	19,561

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.13%, 3/1/2021	$61,000	$58,066
6.50%, 3/1/2041	25,000	23,532
Newfield Exploration Co. 5.63%, 7/1/2024	50,000	24,900
Noble Energy, Inc.:
3.25%, 10/15/2029	50,000	32,209
3.85%, 1/15/2028	50,000	35,374
4.20%, 10/15/2049	50,000	27,023
Occidental Petroleum Corp.:
4.20%, 3/15/2048	50,000	21,556
4.30%, 8/15/2039	60,000	25,226
5.55%, 3/15/2026	10,000	5,267
6.20%, 3/15/2040	50,000	22,538
6.60%, 3/15/2046	25,000	13,065
Patterson-UTI Energy, Inc. 5.15%, 11/15/2029	25,000	10,015
Phillips 66:
4.65%, 11/15/2034	100,000	93,040
4.88%, 11/15/2044	22,000	22,207
Pioneer Natural Resources Co. 4.45%, 1/15/2026	25,000	24,649
Shell International Finance B.V.:
2.00%, 11/7/2024	25,000	24,662
2.38%, 8/21/2022	329,000	330,615
2.38%, 11/7/2029	50,000	49,382
2.88%, 5/10/2026	100,000	103,102
3.13%, 11/7/2049	25,000	24,827
3.25%, 5/11/2025	18,000	18,873
4.00%, 5/10/2046	123,000	137,259
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	24,519
4.00%, 11/15/2047	140,000	129,371
7.15%, 2/1/2032	50,000	57,644
Total Capital International SA:
2.43%, 1/10/2025	25,000	25,074
2.88%, 2/17/2022	13,000	13,094
3.46%, 2/19/2029	100,000	106,004
Total Capital SA:
3.88%, 10/11/2028 (b)	39,000	42,290
4.25%, 12/15/2021	50,000	51,567
Valero Energy Corp.:
4.00%, 4/1/2029	35,000	32,546
4.35%, 6/1/2028	20,000	19,073
4.90%, 3/15/2045	16,000	16,302
6.63%, 6/15/2037	5,000	5,250
		4,239,950
OIL & GAS SERVICES — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
3.14%, 11/7/2029	15,000	13,161
4.08%, 12/15/2047	77,000	63,188
Halliburton Co.:
2.92%, 3/1/2030 (a)	25,000	19,481
3.80%, 11/15/2025	4,000	3,751
4.50%, 11/15/2041	5,000	3,968
Security Description	Principal Amount	Value
5.00%, 11/15/2045	$100,000	$77,230
6.70%, 9/15/2038	50,000	43,380
National Oilwell Varco, Inc. 3.95%, 12/1/2042	55,000	34,528
Schlumberger Investment SA 3.65%, 12/1/2023	58,000	57,607
		316,294
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America:
3.40%, 12/15/2027	35,000	36,442
4.05%, 12/15/2049	5,000	4,929
4.50%, 11/1/2023	8,000	8,393
WestRock MWV LLC 8.20%, 1/15/2030	33,000	43,746
WestRock RKT LLC 4.90%, 3/1/2022	16,000	17,097
WRKCo, Inc. 3.90%, 6/1/2028	25,000	25,232
		135,839
PHARMACEUTICALS — 7.2%
AbbVie, Inc.:
2.30%, 5/14/2021	175,000	175,166
2.30%, 11/21/2022 (c)	25,000	24,921
2.60%, 11/21/2024 (c)	125,000	126,204
2.90%, 11/6/2022	174,000	175,914
2.95%, 11/21/2026 (c)	100,000	101,204
3.20%, 11/21/2029 (c)	70,000	69,598
3.38%, 11/14/2021	60,000	61,326
4.05%, 11/21/2039 (c)	95,000	98,489
4.25%, 11/14/2028	10,000	10,755
4.25%, 11/21/2049 (c)	25,000	26,634
4.40%, 11/6/2042	86,000	95,993
4.88%, 11/14/2048	60,000	69,586
Allergan Funding SCS:
4.55%, 3/15/2035	200,000	225,754
4.85%, 6/15/2044	38,000	44,358
AmerisourceBergen Corp. 3.25%, 3/1/2025	48,000	48,325
AstraZeneca PLC:
2.38%, 6/12/2022	25,000	25,072
3.13%, 6/12/2027	175,000	183,937
4.00%, 9/18/2042	3,000	3,502
4.38%, 11/16/2045	125,000	154,335
Becton Dickinson and Co.:
3.70%, 6/6/2027	181,000	183,071
3.73%, 12/15/2024	8,000	8,248
4.69%, 12/15/2044	49,000	52,398
Bristol-Myers Squibb Co.:
2.60%, 5/16/2022 (c)	215,000	219,575
2.90%, 7/26/2024 (c)	65,000	67,356
3.25%, 11/1/2023	19,000	19,903
3.40%, 7/26/2029 (c)	175,000	192,806
3.55%, 8/15/2022 (c)	50,000	51,899

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/15/2024 (c)	$82,000	$86,927
4.13%, 6/15/2039 (c)	55,000	65,890
4.25%, 10/26/2049 (c)	44,000	55,561
4.63%, 5/15/2044 (c)	38,000	47,670
Cardinal Health, Inc.:
3.08%, 6/15/2024	127,000	125,659
4.50%, 11/15/2044	108,000	99,439
Cigna Corp.:
2.40%, 3/15/2030	15,000	14,279
3.00%, 7/15/2023 (c)	200,000	201,342
3.05%, 10/15/2027 (c)	50,000	49,256
3.20%, 3/15/2040	10,000	9,414
3.40%, 3/15/2050	10,000	9,559
3.75%, 7/15/2023	67,000	68,926
3.88%, 10/15/2047 (c)	75,000	74,873
4.38%, 10/15/2028	10,000	10,747
4.90%, 12/15/2048	5,000	5,973
6.13%, 11/15/2041 (c)	85,000	107,319
CVS Health Corp.:
2.63%, 8/15/2024	15,000	15,032
2.75%, 12/1/2022	229,000	230,669
3.35%, 3/9/2021	127,000	127,820
3.38%, 8/12/2024	11,000	11,260
3.70%, 3/9/2023	150,000	155,789
3.75%, 4/1/2030	10,000	10,320
4.13%, 4/1/2040	10,000	10,149
4.25%, 4/1/2050	15,000	15,684
4.30%, 3/25/2028	104,000	110,247
4.75%, 12/1/2022	100,000	104,828
4.78%, 3/25/2038	400,000	441,692
5.05%, 3/25/2048	105,000	119,893
Eli Lilly & Co.:
3.38%, 3/15/2029	10,000	11,043
3.95%, 3/15/2049	190,000	239,033
GlaxoSmithKline Capital PLC:
2.88%, 6/1/2022	50,000	51,497
3.38%, 6/1/2029	40,000	43,025
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	138,000	149,512
3.88%, 5/15/2028	140,000	156,890
5.38%, 4/15/2034	5,000	6,397
Johnson & Johnson:
2.90%, 1/15/2028	25,000	27,369
2.95%, 3/3/2027	100,000	109,037
3.70%, 3/1/2046	185,000	225,713
3.75%, 3/3/2047	45,000	54,793
5.85%, 7/15/2038	24,000	34,725
McKesson Corp.:
3.80%, 3/15/2024 (b)	26,000	26,935
4.75%, 5/30/2029	122,000	138,429
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	13,000	15,512
5.90%, 11/1/2039	150,000	197,771
Merck & Co., Inc.:
2.75%, 2/10/2025	113,000	119,197
Security Description	Principal Amount	Value
2.80%, 5/18/2023	$84,000	$86,885
2.90%, 3/7/2024	10,000	10,445
3.40%, 3/7/2029	50,000	55,076
3.60%, 9/15/2042	80,000	91,104
3.70%, 2/10/2045	118,000	141,009
4.00%, 3/7/2049	15,000	18,796
Mylan, Inc. 4.55%, 4/15/2028 (b)	210,000	213,209
Novartis Capital Corp.:
1.75%, 2/14/2025	25,000	25,281
2.20%, 8/14/2030	25,000	25,572
2.40%, 9/21/2022	250,000	255,535
2.75%, 8/14/2050	15,000	15,534
3.40%, 5/6/2024	19,000	20,350
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	50,955
Pfizer, Inc.:
2.95%, 3/15/2024	15,000	15,881
3.00%, 6/15/2023	155,000	162,423
3.45%, 3/15/2029	25,000	27,521
3.60%, 9/15/2028 (b)	25,000	27,374
3.90%, 3/15/2039	15,000	17,370
4.00%, 3/15/2049	434,000	531,550
4.10%, 9/15/2038	30,000	35,101
7.20%, 3/15/2039	13,000	20,923
Sanofi 4.00%, 3/29/2021	38,000	38,660
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	100,000	99,130
Takeda Pharmaceutical Co., Ltd. 4.40%, 11/26/2023	25,000	26,437
Wyeth LLC 5.95%, 4/1/2037	65,000	91,978
Zoetis, Inc.:
3.25%, 2/1/2023	99,000	101,078
4.70%, 2/1/2043	53,000	62,954
		8,777,555
PIPELINES — 3.3%
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	38,000	32,880
4.45%, 7/15/2027	38,000	28,485
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (c)	10,000	7,600
5.13%, 6/30/2027	75,000	67,129
5.88%, 3/31/2025	50,000	42,033
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	54,000	54,586
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	5,000	5,593
Enable Midstream Partners L.P.:
3.90%, 5/15/2024	66,000	36,605
4.40%, 3/15/2027	13,000	6,459
5.00%, 5/15/2044	19,000	8,159

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	$19,000	$19,247
7.38%, 10/15/2045	40,000	42,491
Enbridge, Inc.:
3.50%, 6/10/2024	27,000	26,578
4.25%, 12/1/2026	50,000	45,274
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	20,000	16,894
3.75%, 5/15/2030	20,000	15,547
4.65%, 6/1/2021	84,000	80,747
4.75%, 1/15/2026	123,000	107,947
5.00%, 5/15/2050	25,000	19,640
5.20%, 2/1/2022	8,000	7,538
5.25%, 4/15/2029	71,000	59,194
5.88%, 1/15/2024	50,000	48,693
6.05%, 6/1/2041	5,000	4,392
6.63%, 10/15/2036	37,000	35,224
Series 20Y, 5.80%, 6/15/2038	67,000	58,681
Enterprise Products Operating LLC:
2.80%, 1/31/2030	15,000	13,615
3.35%, 3/15/2023	61,000	60,561
3.70%, 1/31/2051 (b)	25,000	22,036
3.90%, 2/15/2024	65,000	65,161
3.95%, 2/15/2027	100,000	89,178
3.95%, 1/31/2060	90,000	76,774
4.20%, 1/31/2050	15,000	14,134
4.25%, 2/15/2048	30,000	28,491
4.85%, 3/15/2044	11,000	11,251
5.10%, 2/15/2045	77,000	67,765
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	100,000	66,999
Series H, 6.65%, 10/15/2034	5,000	5,633
Kinder Morgan Energy Partners L.P.:
4.30%, 5/1/2024	16,000	16,035
6.38%, 3/1/2041	104,000	87,604
6.50%, 9/1/2039	3,000	2,640
Kinder Morgan, Inc.:
4.30%, 3/1/2028 (b)	65,000	64,340
5.05%, 2/15/2046	120,000	114,730
5.20%, 3/1/2048 (b)	100,000	101,634
5.55%, 6/1/2045	100,000	103,752
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	15,000	12,765
4.20%, 3/15/2045	19,000	15,369
4.20%, 10/3/2047	20,000	16,019
MPLX L.P.:
4.13%, 3/1/2027	188,000	161,543
5.50%, 2/15/2049	25,000	21,506
6.38%, 5/1/2024 (c)	100,000	89,205
Northwest Pipeline LLC 4.00%, 4/1/2027	54,000	52,234
ONEOK Partners L.P.:
3.38%, 10/1/2022	38,000	35,048
6.13%, 2/1/2041	25,000	23,079
6.85%, 10/15/2037	20,000	19,639
Security Description	Principal Amount	Value
ONEOK, Inc.:
3.10%, 3/15/2030	$25,000	$19,025
3.40%, 9/1/2029	50,000	37,871
4.00%, 7/13/2027	50,000	40,424
4.35%, 3/15/2029	15,000	12,246
4.50%, 3/15/2050	25,000	18,985
5.20%, 7/15/2048	50,000	39,723
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	25,000	20,420
3.61%, 2/15/2025	3,000	2,828
3.75%, 3/1/2028	20,000	18,433
Plains All American Pipeline L.P./PAA Finance Corp.:
3.55%, 12/15/2029	150,000	106,213
4.65%, 10/15/2025	100,000	80,632
4.70%, 6/15/2044	61,000	40,062
4.90%, 2/15/2045	25,000	17,291
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	75,000	64,222
5.00%, 3/15/2027	150,000	132,243
5.88%, 6/30/2026	105,000	95,386
Southern Natural Gas Co. LLC 8.00%, 3/1/2032	5,000	7,706
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	106,000	97,958
4.75%, 3/15/2024	36,000	34,018
Sunoco Logistics Partners Operations L.P.:
4.40%, 4/1/2021	38,000	36,767
4.65%, 2/15/2022	14,000	13,199
4.95%, 1/15/2043	11,000	8,022
5.35%, 5/15/2045	101,000	77,219
5.40%, 10/1/2047	25,000	19,718
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	10,000	11,438
TransCanada PipeLines, Ltd.:
4.88%, 1/15/2026	50,000	54,191
5.00%, 10/16/2043	13,000	13,467
6.10%, 6/1/2040	150,000	163,278
6.20%, 10/15/2037	5,000	5,831
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	90,000	82,583
5.40%, 8/15/2041	100,000	98,757
Valero Energy Partners L.P. 4.38%, 12/15/2026	57,000	45,093
Williams Cos., Inc.:
3.60%, 3/15/2022	111,000	108,747
3.70%, 1/15/2023	5,000	4,601
4.00%, 9/15/2025	3,000	2,645
5.75%, 6/24/2044	39,000	37,796
		4,005,394
REAL ESTATE — 0.1%
CBRE Services, Inc. 4.88%, 3/1/2026	122,000	125,198

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
REAL ESTATE INVESTMENT TRUSTS — 3.7%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	$25,000	$23,191
3.45%, 4/30/2025	25,000	25,424
4.00%, 1/15/2024	96,000	100,411
4.00%, 2/1/2050	25,000	23,349
4.50%, 7/30/2029	8,000	8,614
American Campus Communities Operating Partnership L.P. 3.30%, 7/15/2026	57,000	56,271
American Tower Corp.:
2.90%, 1/15/2030	10,000	9,604
3.38%, 5/15/2024	150,000	149,229
3.80%, 8/15/2029	15,000	15,249
4.00%, 6/1/2025	150,000	154,437
AvalonBay Communities, Inc.:
2.30%, 3/1/2030	40,000	37,819
Series MTN, 3.30%, 6/1/2029	15,000	15,076
Boston Properties L.P.:
2.90%, 3/15/2030	20,000	18,280
3.40%, 6/21/2029	50,000	48,647
3.80%, 2/1/2024	19,000	20,024
3.85%, 2/1/2023	173,000	176,121
4.13%, 5/15/2021	30,000	30,220
4.50%, 12/1/2028	10,000	10,972
Brandywine Operating Partnership L.P. 4.10%, 10/1/2024	25,000	25,336
Brixmor Operating Partnership L.P.:
3.85%, 2/1/2025	101,000	99,153
4.13%, 6/15/2026	38,000	39,626
Camden Property Trust:
3.15%, 7/1/2029	10,000	9,774
3.35%, 11/1/2049	15,000	12,735
4.10%, 10/15/2028	5,000	5,171
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	27,000	26,917
Crown Castle International Corp.:
2.25%, 9/1/2021	150,000	149,404
3.65%, 9/1/2027	180,000	182,268
4.00%, 11/15/2049	10,000	9,665
CubeSmart L.P. 3.13%, 9/1/2026	75,000	75,824
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	15,000	14,474
3.45%, 11/15/2029	15,000	13,381
Digital Realty Trust L.P.:
3.63%, 10/1/2022	35,000	36,927
4.45%, 7/15/2028	25,000	24,910
Duke Realty L.P.:
3.05%, 3/1/2050	5,000	3,974
3.38%, 12/15/2027	15,000	15,062
Security Description	Principal Amount	Value
4.00%, 9/15/2028	$25,000	$25,896
EPR Properties 3.75%, 8/15/2029	57,000	41,628
Equinix, Inc.:
2.90%, 11/18/2026	50,000	46,265
3.20%, 11/18/2029	10,000	9,384
5.38%, 5/15/2027	15,000	14,955
5.88%, 1/15/2026	182,000	185,582
ERP Operating L.P.:
2.50%, 2/15/2030	25,000	23,146
3.00%, 7/1/2029	25,000	24,433
3.50%, 3/1/2028	25,000	25,028
4.50%, 7/1/2044	16,000	17,776
Essex Portfolio L.P.:
2.65%, 3/15/2032	15,000	13,556
3.00%, 1/15/2030	25,000	23,436
3.50%, 4/1/2025	25,000	25,999
4.00%, 3/1/2029	15,000	15,351
Federal Realty Investment Trust 3.20%, 6/15/2029	25,000	24,792
GLP Capital L.P./GLP Financing II, Inc.:
5.25%, 6/1/2025	55,000	50,976
5.38%, 11/1/2023	5,000	4,562
5.38%, 4/15/2026	60,000	53,738
5.75%, 6/1/2028	5,000	4,426
HCP, Inc.:
3.40%, 2/1/2025	105,000	103,613
4.20%, 3/1/2024	49,000	46,686
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	25,000	22,855
Healthcare Trust of America Holdings L.P. 3.50%, 8/1/2026	30,000	29,797
Healthpeak Properties, Inc. 3.00%, 1/15/2030	25,000	23,294
Highwoods Realty L.P. 4.20%, 4/15/2029	15,000	15,785
Hospitality Properties Trust:
4.38%, 2/15/2030	51,000	38,344
4.50%, 3/15/2025	18,000	13,322
Host Hotels & Resorts L.P. Series H, 3.38%, 12/15/2029	25,000	20,058
Hudson Pacific Properties L.P. 3.25%, 1/15/2030 (b)	25,000	23,085
Kilroy Realty L.P.:
3.05%, 2/15/2030	25,000	22,885
3.45%, 12/15/2024	40,000	41,188
4.75%, 12/15/2028	15,000	15,601
Kimco Realty Corp. 2.80%, 10/1/2026	100,000	99,061
Life Storage L.P. 3.88%, 12/15/2027	25,000	23,034
Mid-America Apartments L.P.:
2.75%, 3/15/2030	25,000	23,116
3.95%, 3/15/2029	15,000	15,321

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/2025	$22,000	$23,138
National Retail Properties, Inc.:
2.50%, 4/15/2030 (a)	25,000	22,397
3.10%, 4/15/2050 (a)	25,000	19,552
4.80%, 10/15/2048	15,000	16,046
Office Properties Income Trust 4.50%, 2/1/2025	19,000	17,246
Omega Healthcare Investors, Inc. 5.25%, 1/15/2026	51,000	50,645
Prologis L.P.:
3.00%, 4/15/2050	10,000	8,581
3.75%, 11/1/2025	62,000	66,365
4.38%, 2/1/2029	15,000	16,233
Public Storage 3.39%, 5/1/2029	10,000	10,083
Realty Income Corp.:
3.25%, 6/15/2029	100,000	102,357
3.88%, 7/15/2024	16,000	16,120
Regency Centers L.P.:
2.95%, 9/15/2029	25,000	23,565
4.65%, 3/15/2049	15,000	15,152
Sabra Health Care L.P. 5.13%, 8/15/2026	50,000	47,406
Service Properties Trust 4.35%, 10/1/2024	25,000	18,351
Simon Property Group L.P.:
2.45%, 9/13/2029	25,000	22,477
3.25%, 11/30/2026	10,000	10,036
3.25%, 9/13/2049	25,000	20,048
3.38%, 10/1/2024	140,000	137,231
3.38%, 6/15/2027	72,000	69,955
4.25%, 10/1/2044	3,000	2,876
SITE Centers Corp. 3.63%, 2/1/2025	36,000	36,844
Spirit Realty L.P. 4.45%, 9/15/2026	49,000	46,377
STORE Capital Corp. 4.63%, 3/15/2029	15,000	14,982
UDR, Inc.:
Series MTN, 3.20%, 1/15/2030	50,000	49,122
Series MTN, 4.40%, 1/26/2029	25,000	26,370
Ventas Realty L.P.:
2.65%, 1/15/2025	25,000	23,516
3.10%, 1/15/2023	25,000	26,005
3.25%, 10/15/2026	63,000	59,648
4.75%, 11/15/2030	100,000	99,089
VEREIT Operating Partnership L.P. 3.95%, 8/15/2027	55,000	47,991
Welltower, Inc.:
3.95%, 9/1/2023	226,000	226,188
4.13%, 3/15/2029	25,000	25,547
5.13%, 3/15/2043	3,000	3,121
Weyerhaeuser Co.:
4.00%, 11/15/2029	25,000	25,325
4.63%, 9/15/2023	11,000	11,661
7.38%, 3/15/2032	61,000	75,162
Security Description	Principal Amount	Value
WP Carey, Inc.:
3.85%, 7/15/2029	$25,000	$24,343
4.60%, 4/1/2024	30,000	29,612
		4,462,276
RETAIL — 3.3%
AutoNation, Inc. 4.50%, 10/1/2025 (b)	19,000	18,119
AutoZone, Inc.:
2.88%, 1/15/2023	11,000	10,946
3.13%, 7/15/2023	38,000	38,282
3.63%, 4/15/2025	25,000	25,383
4.00%, 4/15/2030	25,000	25,652
Best Buy Co., Inc. 4.45%, 10/1/2028	30,000	30,751
Costco Wholesale Corp. 2.25%, 2/15/2022	16,000	16,054
Dollar General Corp. 3.25%, 4/15/2023	185,000	187,710
Dollar Tree, Inc. 4.00%, 5/15/2025	52,000	53,429
Home Depot, Inc.:
2.95%, 6/15/2029	120,000	124,332
3.00%, 4/1/2026	200,000	210,722
3.13%, 12/15/2049	50,000	49,450
3.35%, 4/15/2050	25,000	26,317
3.75%, 2/15/2024	26,000	27,483
3.90%, 6/15/2047	25,000	27,814
4.40%, 3/15/2045	50,000	58,402
5.40%, 9/15/2040	88,000	114,744
5.95%, 4/1/2041	50,000	69,840
Kohl's Corp. 3.25%, 2/1/2023	50,000	41,438
Lowe's Cos., Inc.:
3.38%, 9/15/2025	19,000	19,687
3.75%, 4/15/2021	11,000	11,117
4.00%, 4/15/2025	50,000	53,523
4.25%, 9/15/2044	195,000	200,620
4.38%, 9/15/2045	12,000	12,498
4.65%, 4/15/2042	40,000	43,739
5.13%, 4/15/2050	100,000	122,428
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025 (b)	15,000	14,324
Series MTN, 3.80%, 4/1/2028	75,000	79,292
Series MTN, 4.20%, 4/1/2050	100,000	111,999
Series MTN, 4.88%, 12/9/2045	200,000	232,934
Series MTN, 6.30%, 3/1/2038	80,000	104,662
Nordstrom, Inc.:
4.00%, 10/15/2021	11,000	10,465
4.38%, 4/1/2030	10,000	8,030
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	19,000	19,190
3.90%, 6/1/2029	25,000	25,039
QVC, Inc.:
4.75%, 2/15/2027	25,000	22,118
5.13%, 7/2/2022	11,000	9,205

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.95%, 3/15/2043	$16,000	$10,886
Starbucks Corp.:
2.00%, 3/12/2027 (b)	25,000	23,665
2.25%, 3/12/2030	25,000	23,592
3.10%, 3/1/2023	75,000	76,402
3.35%, 3/12/2050 (b)	15,000	14,312
3.55%, 8/15/2029	50,000	51,854
4.50%, 11/15/2048	50,000	56,312
Target Corp.:
2.25%, 4/15/2025	25,000	25,553
2.35%, 2/15/2030	10,000	10,112
2.65%, 9/15/2030	10,000	10,427
3.38%, 4/15/2029	60,000	64,808
3.90%, 11/15/2047 (b)	150,000	176,358
4.00%, 7/1/2042	67,000	78,542
TJX Cos., Inc. 2.25%, 9/15/2026	69,000	65,604
Walgreen Co. 4.40%, 9/15/2042	25,000	24,537
Walgreens Boots Alliance, Inc.:
3.80%, 11/18/2024	53,000	54,457
4.80%, 11/18/2044	102,000	100,352
Walmart, Inc.:
2.38%, 9/24/2029	10,000	10,358
2.85%, 7/8/2024	65,000	68,128
3.05%, 7/8/2026	25,000	26,899
3.25%, 7/8/2029	10,000	10,972
3.55%, 6/26/2025 (b)	275,000	300,371
3.70%, 6/26/2028	150,000	168,342
4.05%, 6/29/2048	100,000	124,508
4.30%, 4/22/2044	100,000	122,874
		3,957,963
SEMICONDUCTORS — 1.7%
Analog Devices, Inc. 3.90%, 12/15/2025	38,000	39,645
Applied Materials, Inc.:
4.30%, 6/15/2021	19,000	19,578
5.85%, 6/15/2041	71,000	100,739
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
3.50%, 1/15/2028	93,000	86,296
3.63%, 1/15/2024	88,000	88,096
3.88%, 1/15/2027	50,000	47,760
Broadcom, Inc.:
3.13%, 4/15/2021 (c)	200,000	197,796
3.13%, 10/15/2022 (c)	5,000	4,903
3.63%, 10/15/2024 (c)	25,000	24,611
4.75%, 4/15/2029 (c)	75,000	76,266
Intel Corp.:
2.35%, 5/11/2022	25,000	25,552
2.45%, 11/15/2029	120,000	121,666
3.10%, 2/15/2060	20,000	20,817
3.15%, 5/11/2027 (b)	25,000	26,918
3.25%, 11/15/2049	115,000	122,643
3.73%, 12/8/2047	100,000	117,053
Security Description	Principal Amount	Value
4.80%, 10/1/2041	$50,000	$62,980
KLA Corp. 3.30%, 3/1/2050	25,000	23,599
Lam Research Corp. 3.80%, 3/15/2025	22,000	22,927
Maxim Integrated Products, Inc. 3.38%, 3/15/2023	76,000	77,543
Micron Technology, Inc.:
4.64%, 2/6/2024	55,000	56,280
4.66%, 2/15/2030	28,000	29,327
NVIDIA Corp. 3.20%, 9/16/2026	176,000	189,248
NXP B.V./NXP Funding LLC/NXP USA, Inc. 4.30%, 6/18/2029 (c)	100,000	102,995
QUALCOMM, Inc.:
2.90%, 5/20/2024	50,000	51,729
3.25%, 5/20/2027	200,000	210,386
Texas Instruments, Inc.:
1.38%, 3/12/2025	15,000	14,898
2.25%, 9/4/2029	30,000	29,951
2.63%, 5/15/2024	18,000	18,638
2.75%, 3/12/2021	19,000	19,087
3.88%, 3/15/2039	10,000	11,438
Xilinx, Inc.:
2.95%, 6/1/2024	38,000	37,329
3.00%, 3/15/2021	16,000	15,992
		2,094,686
SOFTWARE — 2.7%
Activision Blizzard, Inc. 2.30%, 9/15/2021	19,000	19,089
Adobe, Inc. 3.25%, 2/1/2025	107,000	114,139
Autodesk, Inc. 2.85%, 1/15/2030	15,000	14,776
Citrix Systems, Inc. 3.30%, 3/1/2030	25,000	23,224
Fidelity National Information Services, Inc.:
3.50%, 4/15/2023	4,000	4,115
Series 10Y, 4.25%, 5/15/2028	20,000	21,897
Fiserv, Inc.:
2.75%, 7/1/2024	25,000	25,050
3.50%, 7/1/2029	110,000	114,038
3.80%, 10/1/2023	65,000	67,272
4.20%, 10/1/2028	25,000	27,029
4.40%, 7/1/2049	65,000	68,642
Microsoft Corp.:
2.40%, 8/8/2026	100,000	106,159
2.65%, 11/3/2022	300,000	313,464
3.45%, 8/8/2036	69,000	77,073
3.50%, 2/12/2035	50,000	58,734
3.95%, 8/8/2056	60,000	74,831
4.10%, 2/6/2037	80,000	96,557
4.45%, 11/3/2045	50,000	65,752

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.50%, 2/6/2057	$150,000	$206,862
4.88%, 12/15/2043	150,000	203,557
Oracle Corp.:
2.40%, 9/15/2023	100,000	101,873
2.50%, 10/15/2022	208,000	212,441
2.50%, 4/1/2025 (a)	50,000	50,728
2.63%, 2/15/2023	228,000	234,106
2.65%, 7/15/2026	62,000	63,095
2.95%, 5/15/2025	100,000	103,365
2.95%, 4/1/2030	50,000	50,434
3.25%, 5/15/2030	60,000	63,662
3.40%, 7/8/2024	8,000	8,436
3.60%, 4/1/2040	50,000	49,970
3.60%, 4/1/2050	50,000	49,921
3.80%, 11/15/2037	30,000	30,760
3.85%, 4/1/2060	25,000	25,807
4.00%, 7/15/2046	100,000	106,124
4.13%, 5/15/2045	150,000	164,260
5.38%, 7/15/2040	50,000	63,952
6.13%, 7/8/2039	5,000	6,723
salesforce.com, Inc. 3.25%, 4/11/2023	100,000	103,917
VMware, Inc. 2.95%, 8/21/2022	100,000	99,536
		3,291,370
TELECOMMUNICATIONS — 4.6%
America Movil SAB de CV:
3.13%, 7/16/2022	8,000	8,078
6.13%, 3/30/2040	8,000	10,425
6.38%, 3/1/2035	38,000	51,476
AT&T, Inc.:
2.95%, 7/15/2026	50,000	49,782
3.00%, 2/15/2022	240,000	241,834
3.55%, 6/1/2024	3,000	3,086
3.88%, 1/15/2026	100,000	103,071
3.95%, 1/15/2025	200,000	211,190
4.35%, 3/1/2029	110,000	117,821
4.75%, 5/15/2046	300,000	328,347
4.80%, 6/15/2044	285,000	310,120
5.25%, 3/1/2037	249,000	290,511
5.45%, 3/1/2047	200,000	240,766
5.55%, 8/15/2041	90,000	101,257
6.38%, 3/1/2041	90,000	111,037
Bell Canada, Inc. 4.30%, 7/29/2049	10,000	11,390
Cisco Systems, Inc.:
2.95%, 2/28/2026	11,000	11,739
3.63%, 3/4/2024	26,000	28,109
5.90%, 2/15/2039	172,000	247,529
Corning, Inc.:
3.90%, 11/15/2049 (b)	25,000	24,672
4.38%, 11/15/2057	100,000	105,342
Deutsche Telekom International Finance B.V.:
Security Description	Principal Amount	Value
8.75%, 6/15/2030	$25,000	$35,076
9.25%, 6/1/2032	100,000	145,177
Juniper Networks, Inc.:
3.75%, 8/15/2029 (b)	25,000	24,370
4.50%, 3/15/2024	10,000	10,554
Motorola Solutions, Inc.:
3.75%, 5/15/2022	11,000	11,628
4.00%, 9/1/2024	138,000	138,715
Orange SA 5.50%, 2/6/2044	8,000	10,369
Rogers Communications, Inc.:
4.30%, 2/15/2048	100,000	112,196
4.35%, 5/1/2049	110,000	125,650
5.00%, 3/15/2044	111,000	131,761
Telefonica Emisiones SA:
4.10%, 3/8/2027	200,000	206,104
4.57%, 4/27/2023	51,000	52,935
7.05%, 6/20/2036	60,000	78,164
TELUS Corp.:
2.80%, 2/16/2027	15,000	15,260
4.30%, 6/15/2049	15,000	15,922
Verizon Communications, Inc.:
2.63%, 8/15/2026	270,000	277,835
3.13%, 3/16/2022	187,000	191,926
3.50%, 11/1/2024	80,000	85,180
3.88%, 2/8/2029 (b)	75,000	84,004
4.02%, 12/3/2029	33,000	36,943
4.13%, 3/16/2027	150,000	166,801
4.33%, 9/21/2028	8,000	9,069
4.75%, 11/1/2041	57,000	69,359
4.86%, 8/21/2046	160,000	208,379
5.01%, 4/15/2049	150,000	200,592
5.15%, 9/15/2023	24,000	26,759
6.55%, 9/15/2043	76,000	107,063
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	49,844
4.25%, 9/17/2050	30,000	30,715
4.38%, 5/30/2028	50,000	52,681
4.38%, 2/19/2043	138,000	141,663
4.88%, 6/19/2049	50,000	55,209
5.00%, 5/30/2038	50,000	54,934
5.13%, 6/19/2059	25,000	27,369
		5,597,788
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
3.50%, 9/15/2027	22,000	20,068
6.35%, 3/15/2040	19,000	18,081
		38,149
TRANSPORTATION — 2.5%
Burlington Northern Santa Fe LLC:
3.25%, 6/15/2027	50,000	52,451
3.40%, 9/1/2024	58,000	61,720
3.90%, 8/1/2046	25,000	27,942

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.15%, 12/15/2048	$25,000	$29,412
4.45%, 3/15/2043	305,000	355,566
4.55%, 9/1/2044	180,000	215,654
4.70%, 9/1/2045	20,000	24,086
Canadian National Railway Co.:
2.85%, 12/15/2021	11,000	11,338
3.65%, 2/3/2048	63,000	68,761
6.20%, 6/1/2036	5,000	7,055
6.90%, 7/15/2028	20,000	28,466
Canadian Pacific Railway Co.:
4.45%, 3/15/2023	11,000	11,651
5.75%, 3/15/2033	8,000	10,064
6.13%, 9/15/2115	65,000	89,103
CSX Corp.:
3.25%, 6/1/2027	175,000	179,247
3.35%, 11/1/2025	8,000	8,546
3.35%, 9/15/2049	15,000	14,541
3.80%, 11/1/2046	25,000	25,853
3.80%, 4/15/2050	50,000	52,616
4.50%, 3/15/2049	85,000	96,971
FedEx Corp.:
2.63%, 8/1/2022	16,000	15,982
3.10%, 8/5/2029	25,000	24,515
3.40%, 1/14/2022	10,000	10,063
3.88%, 8/1/2042	25,000	21,769
3.90%, 2/1/2035	49,000	46,682
4.10%, 4/15/2043	35,000	31,709
4.20%, 10/17/2028	25,000	25,808
4.55%, 4/1/2046	25,000	23,530
4.95%, 10/17/2048	25,000	24,383
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	65,000	66,871
Kansas City Southern 3.00%, 5/15/2023	50,000	46,959
Norfolk Southern Corp.:
3.15%, 6/1/2027	58,000	57,964
3.25%, 12/1/2021	2,000	2,022
3.40%, 11/1/2049	25,000	24,181
3.65%, 8/1/2025	80,000	84,089
3.80%, 8/1/2028	15,000	15,914
3.94%, 11/1/2047	5,000	5,171
4.15%, 2/28/2048	10,000	10,837
4.80%, 8/15/2043	3,000	3,519
5.10%, 8/1/2118	40,000	44,966
Ryder System, Inc.:
Series MTN, 2.50%, 9/1/2024	70,000	66,933
Series MTN, 2.90%, 12/1/2026 (b)	20,000	19,585
Series MTN, 3.50%, 6/1/2021	15,000	15,010
Series MTN, 3.65%, 3/18/2024 (b)	25,000	25,121
Union Pacific Corp.:
3.70%, 3/1/2029	30,000	32,032
3.80%, 10/1/2051	200,000	215,724
3.88%, 2/1/2055	30,000	31,476
Security Description	Principal Amount	Value
4.05%, 3/1/2046	$15,000	$15,831
4.16%, 7/15/2022	161,000	165,730
4.30%, 6/15/2042	105,000	114,527
Series MTN, 3.55%, 8/15/2039	35,000	34,347
United Parcel Service, Inc.:
2.35%, 5/16/2022	102,000	103,130
2.80%, 11/15/2024	166,000	171,719
3.40%, 9/1/2049 (b)	15,000	14,700
4.25%, 3/15/2049	25,000	28,262
		3,012,104
TRUCKING & LEASING — 0.0% (f)
GATX Corp. 4.35%, 2/15/2024	25,000	26,831
WATER — 0.1%
American Water Capital Corp.:
3.40%, 3/1/2025	5,000	5,011
3.75%, 9/1/2028	50,000	52,096
4.15%, 6/1/2049	25,000	27,179
4.30%, 12/1/2042	8,000	8,434
Aqua America, Inc. 4.28%, 5/1/2049	15,000	16,358
United Utilities PLC 6.88%, 8/15/2028	11,000	13,379
		122,457
TOTAL CORPORATE BONDS & NOTES (Cost $120,474,605)		119,699,046
	Shares
SHORT-TERM INVESTMENTS — 2.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	53,582	53,533
State Street Navigator Securities Lending Portfolio II (i) (j)	2,512,810	2,512,810
TOTAL SHORT-TERM INVESTMENTS (Cost $2,566,306)		2,566,343
TOTAL INVESTMENTS — 100.8% (Cost $123,040,911)		122,265,389
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(987,222)
NET ASSETS — 100.0%		$121,278,167
(a)	When-issued security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO CORPORATE BOND ETF (formerly, SPDR Bloomberg Barclays Corporate Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$119,699,046	$—	$119,699,046
Short-Term Investments	2,566,343	—	—	2,566,343
TOTAL INVESTMENTS	$2,566,343	$119,699,046	$—	$122,265,389
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$8,500,152	$8,446,790	$133	$38	53,582	$53,533	$3,595
State Street Institutional U.S. Government Money Market Fund, Class G Shares	320,976	320,976	1,423,028	1,744,004	—	—	—	—	763
State Street Navigator Securities Lending Portfolio II	—	—	8,522,870	6,010,060	—	—	2,512,810	2,512,810	4,369
State Street Navigator Securities Lending Portfolio III	427,668	427,668	5,565,115	5,992,783	—	—	—	—	887
Total		$748,644	$24,011,165	$22,193,637	$133	$38		$2,566,343	$9,614
See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.6%
ADVERTISING — 0.5%
Lamar Media Corp.:
3.75%, 2/15/2028 (a)	$20,000	$18,782
5.00%, 5/1/2023	61,000	60,635
5.75%, 2/1/2026 (b)	148,000	151,031
MDC Partners, Inc. 6.50%, 5/1/2024 (a)	100,000	74,474
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.63%, 3/15/2030 (a)	34,000	30,447
5.00%, 8/15/2027 (a) (b)	50,000	46,500
5.63%, 2/15/2024	75,000	73,504
Terrier Media Buyer, Inc. 8.88%, 12/15/2027 (a)	70,000	59,150
		514,523
AEROSPACE & DEFENSE — 2.3%
Arconic, Inc.:
5.13%, 10/1/2024 (b)	50,000	49,428
5.40%, 4/15/2021	75,000	74,099
5.87%, 2/23/2022	60,000	58,999
5.95%, 2/1/2037	31,000	26,989
6.75%, 1/15/2028	70,000	67,752
BBA US Holdings, Inc.:
4.00%, 3/1/2028 (a)	54,000	48,811
5.38%, 5/1/2026 (a) (b)	170,000	164,686
Bombardier, Inc.:
6.13%, 1/15/2023 (a)	110,000	77,534
7.50%, 12/1/2024 (a)	100,000	67,481
7.50%, 3/15/2025 (a)	200,000	143,036
7.88%, 4/15/2027 (a)	225,000	152,852
8.75%, 12/1/2021 (a)	100,000	83,243
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025 (a)	86,000	75,669
Meccanica Holdings USA, Inc. 6.25%, 1/15/2040 (a)	50,000	50,305
Moog, Inc. 4.25%, 12/15/2027 (a)	25,000	22,591
Spirit AeroSystems, Inc. 4.60%, 6/15/2028 (b)	28,000	23,474
SSL Robotics LLC 9.75%, 12/31/2023 (a)	6,000	6,289
TransDigm UK Holdings PLC 6.88%, 5/15/2026	400,000	376,204
TransDigm, Inc.:
5.50%, 11/15/2027 (a)	215,000	193,220
6.25%, 3/15/2026 (a)	290,000	288,976
6.50%, 7/15/2024	75,000	71,318
7.50%, 3/15/2027	88,000	85,423
6.50%, 5/15/2025	41,000	38,982
Triumph Group, Inc.:
Security Description	Principal Amount	Value
6.25%, 9/15/2024 (a) (b)	$41,000	$36,496
7.75%, 8/15/2025 (b)	30,000	21,070
		2,304,927
AGRICULTURE — 0.2%
Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc. 8.50%, 12/15/2022 (a)	18,000	17,999
Darling Ingredients, Inc. 5.25%, 4/15/2027 (a)	40,000	38,756
Vector Group, Ltd.:
6.13%, 2/1/2025 (a)	90,000	81,901
10.50%, 11/1/2026 (a)	29,000	24,218
		162,874
AIRLINES — 0.3%
American Airlines Group, Inc.:
3.75%, 3/1/2025 (a)	50,000	35,309
5.00%, 6/1/2022 (a) (b)	80,000	64,266
United Airlines Holdings, Inc.:
4.25%, 10/1/2022 (b)	55,000	50,194
5.00%, 2/1/2024	35,000	29,826
6.00%, 12/1/2020 (b)	52,000	50,874
Virgin Australia Holdings, Ltd. 7.88%, 10/15/2021 (a)	81,000	36,935
		267,404
APPAREL — 0.2%
Hanesbrands, Inc.:
4.63%, 5/15/2024 (a) (b)	81,000	80,074
4.88%, 5/15/2026 (a) (b)	65,000	63,947
Levi Strauss & Co. 5.00%, 5/1/2025 (b)	35,000	33,177
Under Armour, Inc. 3.25%, 6/15/2026	10,000	9,136
William Carter Co. 5.63%, 3/15/2027 (a)	27,000	26,094
		212,428
AUTO MANUFACTURERS — 0.7%
Allison Transmission, Inc.:
5.00%, 10/1/2024 (a)	50,000	48,283
5.88%, 6/1/2029 (a)	48,000	45,628
Aston Martin Capital Holdings, Ltd. 6.50%, 4/15/2022 (a) (b)	100,000	70,000
BCD Acquisition, Inc. 9.63%, 9/15/2023 (a)	178,000	147,309
Fiat Chrysler Automobiles NV 5.25%, 4/15/2023 (b)	100,000	94,882
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a) (b)	50,000	43,452
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (a)	27,000	25,383

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Navistar International Corp. 6.63%, 11/1/2025 (a)	$100,000	$84,525
Tesla, Inc. 5.30%, 8/15/2025 (a)	125,000	117,054
Wabash National Corp. 5.50%, 10/1/2025 (a)	40,000	31,098
		707,614
AUTO PARTS & EQUIPMENT — 1.6%
Adient Global Holdings, Ltd. 4.88%, 8/15/2026 (a) (b)	75,000	52,186
Adient US LLC 7.00%, 5/15/2026 (a) (b)	72,000	66,616
Allison Transmission, Inc. 4.75%, 10/1/2027 (a)	60,000	55,795
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)	50,000	40,571
6.50%, 4/1/2027 (b)	25,000	19,178
6.63%, 10/15/2022 (b)	48,000	40,433
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026 (a)	35,000	26,253
Dana Financing Luxembourg Sarl:
5.75%, 4/15/2025 (a)	140,000	121,405
6.50%, 6/1/2026 (a) (b)	70,000	60,565
Dana, Inc.:
5.38%, 11/15/2027	100,000	81,632
5.50%, 12/15/2024	44,000	38,991
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	50,000	40,045
Delphi Technologies PLC 5.00%, 10/1/2025 (a)	99,000	79,371
Goodyear Tire & Rubber Co.:
4.88%, 3/15/2027	25,000	22,936
5.00%, 5/31/2026 (b)	75,000	69,207
5.13%, 11/15/2023	160,000	151,034
IHO Verwaltungs GmbH 6.00%, 5/15/2027 (a)	50,000	35,129
IHO Verwaltungs GmbH PIK 6.38%, 5/15/2029 (a)	300,000	234,006
Meritor, Inc. 6.25%, 2/15/2024	50,000	47,449
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.:
6.25%, 5/15/2026 (a) (b)	89,000	83,477
8.50%, 5/15/2027 (a)	194,000	169,249
Tenneco, Inc. 5.00%, 7/15/2026 (b)	50,000	31,367
Titan International, Inc. 6.50%, 11/30/2023	25,000	11,389
		1,578,284
BANKS — 1.4%
Barclays Bank PLC 3 Month USD LIBOR + 1.55%, 6.28%, 12/15/2034 (c)	47,000	44,590
Security Description	Principal Amount	Value
CIT Group, Inc.:
5.00%, 8/15/2022	$230,000	$226,329
5.25%, 3/7/2025 (b)	35,000	34,113
Deutsche Bank AG:
4.50%, 4/1/2025	191,000	163,429
5 Year USD ICE Swap + 2.55%, 4.88%, 12/1/2032 (c)	8,000	6,707
Freedom Mortgage Corp.:
8.13%, 11/15/2024 (a)	64,000	50,931
8.25%, 4/15/2025 (a)	100,000	78,722
10.75%, 4/1/2024 (a)	25,000	21,557
Intesa Sanpaolo SpA:
5.02%, 6/26/2024 (a)	200,000	194,324
5.71%, 1/15/2026 (a) (b)	200,000	201,734
Popular, Inc. 6.13%, 9/14/2023	6,000	5,552
RBS Capital Trust II 3 Month USD LIBOR + 1.94%, 6.43%, 1/3/2034 (c)	48,000	60,181
Royal Bank of Scotland Group PLC 3 Month USD LIBOR + 2.500%, 7.65%, 9/30/2031 (c)	100,000	129,510
Synovus Financial Corp.:
3 Month USD LIBOR + 4.18%, 5.75%, 12/15/2025 (c)	10,000	9,503
5 year USD Swap + 3.38%, 5.90%, 2/7/2029 (c)	30,000	27,761
UniCredit SpA 5 Year USD ICE Swap + 3.70%, 5.86%, 6/19/2032 (a) (b) (c)	170,000	163,164
		1,418,107
BUILDING MATERIALS — 1.0%
Builders FirstSource, Inc.:
5.00%, 3/1/2030 (a)	17,000	15,496
6.75%, 6/1/2027 (a)	68,000	66,720
Cornerstone Building Brands, Inc. 8.00%, 4/15/2026 (a) (b)	140,000	121,135
Griffon Corp. 5.75%, 3/1/2028 (a)	34,000	31,956
Louisiana-Pacific Corp. 4.88%, 9/15/2024	145,000	124,801
Masonite International Corp. 5.38%, 2/1/2028 (a)	48,000	47,227
Norbord, Inc. 6.25%, 4/15/2023 (a)	29,000	28,144
Standard Industries, Inc.:
4.75%, 1/15/2028 (a)	63,000	57,989
5.00%, 2/15/2027 (a) (b)	80,000	72,930
5.38%, 11/15/2024 (a)	320,000	308,829
5.50%, 2/15/2023 (a)	9,000	8,657
6.00%, 10/15/2025 (a)	155,000	152,486
		1,036,370

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 2.0%
Ashland LLC:
4.75%, 8/15/2022	$3,000	$2,993
6.88%, 5/15/2043	48,000	48,917
Blue Cube Spinco LLC:
9.75%, 10/15/2023	25,000	25,950
10.00%, 10/15/2025	56,000	58,649
CF Industries, Inc.:
4.95%, 6/1/2043 (b)	100,000	94,708
5.15%, 3/15/2034	91,000	92,332
5.38%, 3/15/2044	60,000	57,097
Chemours Co.:
5.38%, 5/15/2027	50,000	38,843
6.63%, 5/15/2023	105,000	89,244
7.00%, 5/15/2025 (b)	20,000	16,633
Cornerstone Chemical Co. 6.75%, 8/15/2024 (a)	102,000	84,497
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (a)	119,000	109,802
Ingevity Corp. 4.50%, 2/1/2026 (a)	25,000	23,331
Innophos Holdings, Inc. 9.38%, 2/15/2028 (a)	50,000	48,617
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7.00%, 4/15/2025 (a) (b)	17,000	15,081
NOVA Chemicals Corp.:
4.88%, 6/1/2024 (a) (b)	80,000	70,170
5.00%, 5/1/2025 (a)	125,000	105,040
5.25%, 8/1/2023 (a) (b)	55,000	47,844
5.25%, 6/1/2027 (a)	10,000	8,423
Olin Corp.:
5.00%, 2/1/2030 (b)	25,000	21,678
5.63%, 8/1/2029	62,000	56,975
Platform Specialty Products Corp. 5.88%, 12/1/2025 (a)	150,000	146,703
PolyOne Corp. 5.25%, 3/15/2023	48,000	45,615
PQ Corp. 6.75%, 11/15/2022 (a)	50,000	50,847
Rain CII Carbon LLC/CII Carbon Corp. 7.25%, 4/1/2025 (a)	100,000	84,490
Rayonier AM Products, Inc. 5.50%, 6/1/2024 (a)	41,000	18,641
SPCM SA 4.88%, 9/15/2025 (a)	35,000	32,999
Starfruit Finco B.V./Starfruit US Holdco LLC 8.00%, 10/1/2026 (a) (b)	150,000	142,224
TPC Group, Inc. 10.50%, 8/1/2024 (a)	88,000	72,482
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.38%, 9/1/2025 (a) (b)	50,000	42,204
Security Description	Principal Amount	Value
Tronox Finance PLC 5.75%, 10/1/2025 (a)	$27,000	$24,062
Tronox, Inc. 6.50%, 4/15/2026 (a)	75,000	67,456
Valvoline, Inc. 4.25%, 2/15/2030 (a)	30,000	28,144
WR Grace & Co-Conn:
5.13%, 10/1/2021 (a)	100,000	101,236
5.63%, 10/1/2024 (a)	54,000	52,453
		2,026,380
COAL — 0.2%
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp. 7.50%, 5/1/2025 (a) (b)	30,000	17,913
CONSOL Energy, Inc. 11.00%, 11/15/2025 (a)	50,000	18,921
Peabody Energy Corp.:
6.00%, 3/31/2022 (a) (b)	50,000	34,808
6.38%, 3/31/2025 (a) (b)	50,000	25,967
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp. 7.50%, 6/15/2025 (a)	50,000	37,613
Warrior Met Coal, Inc. 8.00%, 11/1/2024 (a)	115,000	97,402
		232,624
COMMERCIAL SERVICES — 4.2%
ACE Cash Express, Inc. 12.00%, 12/15/2022 (a)	14,000	10,578
ADT Security Corp.:
3.50%, 7/15/2022	175,000	170,189
4.13%, 6/15/2023 (b)	50,000	48,895
4.88%, 7/15/2032 (a) (b)	76,000	64,534
6.25%, 10/15/2021	50,000	48,928
Ahern Rentals, Inc. 7.38%, 5/15/2023 (a)	50,000	29,076
Algeco Global Finance PLC 8.00%, 2/15/2023 (a)	200,000	150,446
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.63%, 7/15/2026 (a)	90,000	88,655
9.75%, 7/15/2027 (a)	99,000	93,230
AMN Healthcare, Inc.:
4.63%, 10/1/2027 (a)	109,000	103,245
5.13%, 10/1/2024 (a)	30,000	28,916
APTIM Corp. 7.75%, 6/15/2025 (a)	50,000	17,026
APX Group, Inc.:
6.75%, 2/15/2027 (a)	65,000	55,240
7.63%, 9/1/2023 (b)	25,000	19,589
7.88%, 12/1/2022 (b)	53,000	50,476

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ASGN, Inc. 4.63%, 5/15/2028 (a)	$35,000	$32,853
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/2025 (a)	50,000	38,403
5.75%, 7/15/2027 (a)	50,000	39,726
Brink's Co. 4.63%, 10/15/2027 (a) (b)	75,000	69,159
Cardtronics, Inc./Cardtronics USA, Inc. 5.50%, 5/1/2025 (a)	55,000	51,742
Carriage Services, Inc. 6.63%, 6/1/2026 (a)	71,000	69,769
Cimpress NV 7.00%, 6/15/2026 (a)	50,000	44,308
Financial & Risk US Holdings, Inc.:
6.25%, 5/15/2026 (a)	105,000	109,816
8.25%, 11/15/2026 (a)	130,000	138,053
Garda World Security Corp. 4.63%, 2/15/2027 (a)	50,000	45,451
Graham Holdings Co. 5.75%, 6/1/2026 (a) (b)	250,000	240,360
GW B-CR Security Corp. 9.50%, 11/1/2027 (a)	49,000	44,321
Harsco Corp. 5.75%, 7/31/2027 (a) (b)	90,000	83,236
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	70,000	65,151
Hertz Corp.:
6.00%, 1/15/2028 (a)	85,000	44,512
6.25%, 10/15/2022 (b)	102,000	71,449
7.63%, 6/1/2022 (a)	28,000	22,642
Jaguar Holding Co. II/Pharmaceutical Product Development LLC 6.38%, 8/1/2023 (a)	130,000	132,366
Korn Ferry 4.63%, 12/15/2027 (a)	25,000	21,827
Laureate Education, Inc. 8.25%, 5/1/2025 (a)	25,000	24,846
Matthews International Corp. 5.25%, 12/1/2025 (a)	25,000	22,111
MPH Acquisition Holdings LLC 7.13%, 6/1/2024 (a)	125,000	109,994
Nielsen Co. Luxembourg SARL 5.00%, 2/1/2025 (a) (b)	50,000	47,091
Nielsen Finance LLC/Nielsen Finance Co. 5.00%, 4/15/2022 (a)	193,000	179,573
Prime Security Services Borrower LLC/Prime Finance, Inc.:
5.25%, 4/15/2024 (a)	70,000	68,628
5.75%, 4/15/2026 (a) (b)	142,000	139,702
6.25%, 1/15/2028 (a) (b)	55,000	47,475
RR Donnelley & Sons Co.:
Security Description	Principal Amount	Value
6.00%, 4/1/2024	$5,000	$4,948
6.50%, 11/15/2023	50,000	50,009
Service Corp. International:
4.63%, 12/15/2027 (b)	100,000	100,215
5.13%, 6/1/2029 (b)	100,000	101,656
ServiceMaster Co. LLC 5.13%, 11/15/2024 (a)	50,000	49,369
Sotheby's 7.38%, 10/15/2027 (a) (b)	200,000	158,918
Team Health Holdings, Inc. 6.38%, 2/1/2025 (a)	75,000	27,871
Tms International Holding Corp. 7.25%, 8/15/2025 (a)	80,000	68,510
United Rentals North America, Inc.:
3.88%, 11/15/2027	33,000	31,236
4.00%, 7/15/2030	42,000	36,960
4.63%, 10/15/2025 (b)	125,000	122,844
4.88%, 1/15/2028 (b)	100,000	97,695
5.25%, 1/15/2030 (b)	42,000	41,974
5.50%, 7/15/2025	75,000	72,721
5.50%, 5/15/2027 (b)	50,000	50,439
5.88%, 9/15/2026 (b)	25,000	25,354
6.50%, 12/15/2026	75,000	76,234
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	80,000	79,953
WEX, Inc. 4.75%, 2/1/2023 (a)	23,000	22,084
		4,202,577
COMPUTERS — 1.4%
Banff Merger Sub, Inc. 9.75%, 9/1/2026 (a)	100,000	87,590
Dell International LLC/EMC Corp.:
5.88%, 6/15/2021 (a) (b)	115,000	115,023
7.13%, 6/15/2024 (a) (b)	200,000	206,468
Dell, Inc. 6.50%, 4/15/2038	325,000	311,363
Diebold Nixdorf, Inc. 8.50%, 4/15/2024 (b)	25,000	16,634
Exela Intermediate LLC/Exela Finance, Inc. 10.00%, 7/15/2023 (a)	85,000	23,593
NCR Corp.:
5.00%, 7/15/2022	50,000	47,775
5.75%, 9/1/2027 (a)	45,000	41,268
6.13%, 9/1/2029 (a) (b)	95,000	89,168
6.38%, 12/15/2023 (b)	50,000	49,841
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	50,000	44,143
Science Applications International Corp. 4.88%, 4/1/2028 (a)	40,000	38,508
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 6/1/2025 (a)	92,000	85,323

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Vericast Corp. 9.25%, 3/1/2021 (a) (b)	$92,000	$93,064
Western Digital Corp. 4.75%, 2/15/2026 (b)	155,000	157,226
		1,406,987
CONSTRUCTION MATERIALS — 0.3%
CPG Merger Sub LLC 8.00%, 10/1/2021 (a)	60,000	59,033
Jeld-Wen, Inc.:
4.63%, 12/15/2025 (a)	26,000	23,249
4.88%, 12/15/2027 (a)	75,000	65,964
Masonite International Corp. 5.75%, 9/15/2026 (a)	25,000	24,425
Norbord, Inc. 5.75%, 7/15/2027 (a)	133,000	123,237
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026 (a)	20,000	19,042
		314,950
COSMETICS/PERSONAL CARE — 0.3%
Avon International Capital PLC 6.50%, 8/15/2022 (a)	51,000	45,549
Avon International Operations, Inc. 7.88%, 8/15/2022 (a)	125,000	113,497
Avon Products, Inc. 7.00%, 3/15/2023	87,000	72,327
Edgewell Personal Care Co. 4.70%, 5/19/2021	50,000	48,747
		280,120
DISTRIBUTION & WHOLESALE — 1.0%
American Builders & Contractors Supply Co., Inc.:
4.00%, 1/15/2028 (a)	43,000	39,287
5.88%, 5/15/2026 (a) (b)	110,000	105,469
Anixter, Inc.:
5.13%, 10/1/2021	40,000	40,327
6.00%, 12/1/2025	25,000	24,454
Core & Main L.P. 6.13%, 8/15/2025 (a)	135,000	125,553
Global Partners L.P./GLP Finance Corp. 7.00%, 6/15/2023	32,000	26,182
H&E Equipment Services, Inc. 5.63%, 9/1/2025	55,000	51,477
HD Supply, Inc. 5.38%, 10/15/2026 (a)	55,000	53,425
IAA, Inc. 5.50%, 6/15/2027 (a)	51,000	49,349
Performance Food Group, Inc. 5.50%, 10/15/2027 (a) (b)	211,000	195,679
Univar Solutions USA, Inc. 5.13%, 12/1/2027 (a)	134,000	118,764
Wolverine Escrow LLC:
Security Description	Principal Amount	Value
8.50%, 11/15/2024 (a)	$50,000	$40,377
9.00%, 11/15/2026 (a)	100,000	80,509
13.13%, 11/15/2027 (a)	50,000	40,003
		990,855
DIVERSIFIED FINANCIAL SERVICES — 3.9%
AG Issuer LLC 6.25%, 3/1/2028 (a)	40,000	33,823
Ally Financial, Inc. 5.75%, 11/20/2025 (b)	75,000	73,401
Credit Acceptance Corp. 5.13%, 12/31/2024 (a)	85,000	77,812
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a) (b)	75,000	52,789
Enova International, Inc. 8.50%, 9/1/2024 (a) (b)	9,000	7,784
Fly Leasing, Ltd. 6.38%, 10/15/2021	100,000	98,815
FS Energy & Power Fund 7.50%, 8/15/2023 (a)	100,000	88,780
Global Aircraft Leasing Co., Ltd. 6.50%, 9/15/2024 (a)	200,000	128,758
goeasy, Ltd. 5.38%, 12/1/2024 (a)	124,000	115,417
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.:
5.25%, 5/15/2027	93,000	86,023
6.25%, 2/1/2022	90,000	90,346
6.25%, 5/15/2026	65,000	61,415
6.38%, 12/15/2025	250,000	239,692
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 9/15/2024	119,000	109,481
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.25%, 8/15/2024 (a)	200,000	173,870
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
5.25%, 10/1/2025 (a)	50,000	41,194
5.88%, 8/1/2021 (a)	70,000	58,782
LPL Holdings, Inc. 5.75%, 9/15/2025 (a)	175,000	168,051
Nationstar Mortgage Holdings, Inc.:
6.00%, 1/15/2027 (a)	35,000	29,375
8.13%, 7/15/2023 (a)	75,000	73,432
Navient Corp.:
5.00%, 3/15/2027 (b)	70,000	60,203
5.50%, 1/25/2023	75,000	69,263
5.88%, 3/25/2021	300,000	295,620
5.88%, 10/25/2024	50,000	45,774
6.50%, 6/15/2022	75,000	73,401
6.63%, 7/26/2021	60,000	61,582
6.75%, 6/25/2025 (b)	50,000	45,747
6.75%, 6/15/2026	30,000	27,137

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.25%, 9/25/2023	$25,000	$24,503
Series MTN, 5.63%, 8/1/2033	4,000	2,969
Series MTN, 6.13%, 3/25/2024	110,000	101,881
Series MTN, 7.25%, 1/25/2022	10,000	9,737
Ocwen Loan Servicing LLC 8.38%, 11/15/2022 (a)	8,000	6,439
Quicken Loans, Inc.:
5.25%, 1/15/2028 (a)	100,000	97,343
5.75%, 5/1/2025 (a)	100,000	99,490
Springleaf Finance Corp.:
5.38%, 11/15/2029 (b)	55,000	50,372
5.63%, 3/15/2023	115,000	112,507
6.13%, 5/15/2022	66,000	67,187
6.13%, 3/15/2024	119,000	118,088
6.63%, 1/15/2028	75,000	70,795
6.88%, 3/15/2025	90,000	90,755
7.13%, 3/15/2026	365,000	355,890
7.75%, 10/1/2021	50,000	50,180
8.25%, 10/1/2023	10,000	9,971
TMX Finance LLC/TitleMax Finance Corp. 11.13%, 4/1/2023 (a)	27,000	20,350
Voyager Aviation Holdings LLC/Voyager Finance Co. 8.50%, 8/15/2021 (a)	23,000	21,588
Wand Merger Corp. 9.13%, 7/15/2026 (a)	100,000	90,814
Werner FinCo L.P./Werner FinCo, Inc. 8.75%, 7/15/2025 (a) (b)	30,000	25,570
		3,914,196
ELECTRIC — 2.9%
AES Corp.:
4.00%, 3/15/2021	50,000	49,539
4.50%, 3/15/2023	22,000	21,559
5.13%, 9/1/2027 (b)	50,000	50,190
5.50%, 4/15/2025 (b)	75,000	73,285
6.00%, 5/15/2026 (b)	4,000	4,025
Calpine Corp.:
4.50%, 2/15/2028 (a)	94,000	91,059
5.13%, 3/15/2028 (a)	172,000	158,524
5.25%, 6/1/2026 (a)	130,000	123,556
Clearway Energy Operating LLC:
4.75%, 3/15/2028 (a) (b)	19,000	17,681
5.00%, 9/15/2026	25,000	24,029
DPL, Inc.:
4.35%, 4/15/2029 (a) (b)	69,000	66,301
7.25%, 10/15/2021	25,000	24,646
Drax Finco PLC 6.63%, 11/1/2025 (a)	200,000	200,294
Emera, Inc. Series 16-A, 3 Month USD LIBOR + 5.44%, 6.75%, 6/15/2076 (c)	81,000	72,847
Security Description	Principal Amount	Value
NextEra Energy Operating Partners L.P.:
3.88%, 10/15/2026 (a)	$100,000	$95,421
4.25%, 9/15/2024 (a)	49,000	48,320
4.50%, 9/15/2027 (a)	48,000	47,094
NRG Energy, Inc.:
5.25%, 6/15/2029 (a) (b)	150,000	154,437
5.75%, 1/15/2028 (b)	100,000	101,331
6.63%, 1/15/2027 (b)	100,000	103,796
7.25%, 5/15/2026	50,000	53,198
Talen Energy Supply LLC:
6.50%, 6/1/2025	172,000	111,466
7.25%, 5/15/2027 (a)	165,000	146,766
10.50%, 1/15/2026 (a)	75,000	56,128
Terraform Global Operating LLC 6.13%, 3/1/2026 (a)	510,000	501,090
TransAlta Corp. 6.50%, 3/15/2040	50,000	40,044
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a) (b)	72,000	73,030
5.50%, 9/1/2026 (a)	80,000	82,449
5.63%, 2/15/2027 (a)	230,000	237,114
		2,829,219
ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
Energizer Holdings, Inc.:
6.38%, 7/15/2026 (a) (b)	75,000	75,689
7.75%, 1/15/2027 (a)	40,000	41,301
EnerSys:
4.38%, 12/15/2027 (a) (b)	45,000	42,301
5.00%, 4/30/2023 (a)	19,000	18,356
WESCO Distribution, Inc. 5.38%, 6/15/2024	129,000	110,390
		288,037
ELECTRONICS — 0.4%
Ingram Micro, Inc.:
5.00%, 8/10/2022	50,000	40,522
5.45%, 12/15/2024	35,000	28,605
Itron, Inc. 5.00%, 1/15/2026 (a)	57,000	52,540
Sensata Technologies B.V.:
4.88%, 10/15/2023 (a)	40,000	38,839
5.63%, 11/1/2024 (a)	60,000	58,411
Sensata Technologies, Inc. 4.38%, 2/15/2030 (b)	194,000	175,902
TTM Technologies, Inc. 5.63%, 10/1/2025 (a)	8,000	6,701
		401,520
ENERGY-ALTERNATE SOURCES — 0.4%
Enviva Partners L.P./Enviva Partners Finance Corp. 6.50%, 1/15/2026 (a)	127,000	121,846

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Pattern Energy Group, Inc. 5.88%, 2/1/2024 (a)	$50,000	$49,702
TerraForm Power Operating LLC:
4.25%, 1/31/2023 (a)	44,000	43,644
4.75%, 1/15/2030 (a)	39,000	37,831
5.00%, 1/31/2028 (a)	150,000	157,302
		410,325
ENGINEERING & CONSTRUCTION — 0.6%
AECOM:
5.13%, 3/15/2027 (b)	100,000	89,806
5.88%, 10/15/2024	88,000	86,172
Brand Industrial Services, Inc. 8.50%, 7/15/2025 (a) (b)	100,000	78,483
frontdoor, Inc. 6.75%, 8/15/2026 (a)	75,000	71,943
MasTec, Inc. 4.88%, 3/15/2023	76,000	70,508
New Enterprise Stone & Lime Co., Inc. 6.25%, 3/15/2026 (a)	76,000	69,965
Tutor Perini Corp. 6.88%, 5/1/2025 (a) (b)	154,000	128,051
		594,928
ENTERTAINMENT — 1.7%
Allen Media LLC/Allen Media Co-Issuer, Inc. 10.50%, 2/15/2028 (a)	50,000	41,270
AMC Entertainment Holdings, Inc.:
5.75%, 6/15/2025	27,000	11,468
5.88%, 11/15/2026	62,000	25,812
Boyne USA, Inc. 7.25%, 5/1/2025 (a)	50,000	47,385
Cedar Fair L.P. 5.25%, 7/15/2029 (a)	30,000	25,584
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 5.38%, 6/1/2024	50,000	44,776
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	32,000	30,183
Cinemark USA, Inc. 4.88%, 6/1/2023	50,000	37,350
CRC Escrow Issuer LLC/CRC Finco, Inc. 5.25%, 10/15/2025 (a)	145,000	104,591
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023 (a)	100,000	75,003
Eldorado Resorts, Inc.:
6.00%, 4/1/2025	100,000	89,628
7.00%, 8/1/2023	100,000	90,809
Enterprise Development Authority 12.00%, 7/15/2024 (a)	20,000	17,387
Security Description	Principal Amount	Value
International Game Technology PLC 6.50%, 2/15/2025 (a)	$150,000	$132,274
Jacobs Entertainment, Inc. 7.88%, 2/1/2024 (a)	50,000	40,663
Lions Gate Capital Holdings LLC 6.38%, 2/1/2024 (a)	75,000	66,111
Live Nation Entertainment, Inc.:
4.75%, 10/15/2027 (a) (b)	67,000	60,201
5.63%, 3/15/2026 (a)	25,000	22,470
Mohegan Gaming & Entertainment 7.88%, 10/15/2024 (a)	50,000	37,360
Scientific Games International, Inc.:
5.00%, 10/15/2025 (a)	150,000	131,830
6.63%, 5/15/2021	97,000	78,679
7.00%, 5/15/2028 (a)	14,000	8,784
7.25%, 11/15/2029 (a)	14,000	8,889
8.25%, 3/15/2026 (a)	75,000	48,033
Six Flags Entertainment Corp. 4.88%, 7/31/2024 (a) (b)	65,000	55,679
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC 7.00%, 7/15/2026 (a)	60,000	56,843
WMG Acquisition Corp.:
5.00%, 8/1/2023 (a)	118,000	117,982
5.50%, 4/15/2026 (a)	170,000	167,384
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (a)	62,000	57,327
		1,731,755
ENVIRONMENTAL CONTROL — 0.6%
Advanced Disposal Services, Inc. 5.63%, 11/15/2024 (a)	5,000	5,061
Clean Harbors, Inc.:
4.88%, 7/15/2027 (a) (b)	40,000	38,997
5.13%, 7/15/2029 (a)	50,000	46,615
Covanta Holding Corp. 5.88%, 7/1/2025	256,000	235,520
GFL Environmental, Inc.:
5.13%, 12/15/2026 (a) (b)	36,000	35,326
7.00%, 6/1/2026 (a)	16,000	15,716
8.50%, 5/1/2027 (a) (b)	29,000	29,140
Stericycle, Inc. 5.38%, 7/15/2024 (a) (b)	65,000	64,536
Tervita Corp. 7.63%, 12/1/2021 (a)	75,000	52,525
Waste Pro USA, Inc. 5.50%, 2/15/2026 (a)	52,000	48,281
		571,717
FOOD — 3.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 2/15/2023 (a)	$29,000	$28,591
4.63%, 1/15/2027 (a)	176,000	175,051
4.88%, 2/15/2030 (a) (b)	26,000	25,954
5.75%, 3/15/2025 (b)	175,000	176,799
6.63%, 6/15/2024	75,000	76,172
7.50%, 3/15/2026 (a) (b)	75,000	80,920
B&G Foods, Inc.:
5.25%, 4/1/2025 (b)	50,000	49,674
5.25%, 9/15/2027 (b)	82,000	80,258
Chobani LLC/Chobani Finance Corp., Inc. 7.50%, 4/15/2025 (a)	50,000	44,179
Clearwater Seafoods, Inc. 6.88%, 5/1/2025 (a)	19,000	16,485
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	49,000	37,092
Fresh Market, Inc. 9.75%, 5/1/2023 (a)	90,000	38,454
Kraft Heinz Foods Co.:
3.50%, 6/6/2022	250,000	248,087
3.95%, 7/15/2025	250,000	248,985
4.00%, 6/15/2023	35,000	35,257
4.38%, 6/1/2046	400,000	363,052
4.63%, 1/30/2029	200,000	200,910
5.00%, 6/4/2042	250,000	237,982
6.88%, 1/26/2039	300,000	343,233
Lamb Weston Holdings, Inc.:
4.63%, 11/1/2024 (a)	50,000	49,314
4.88%, 11/1/2026 (a)	140,000	142,544
New Albertsons L.P. 8.00%, 5/1/2031	10,000	9,913
Pilgrim's Pride Corp.:
5.75%, 3/15/2025 (a)	75,000	75,693
5.88%, 9/30/2027 (a)	50,000	50,272
Post Holdings, Inc.:
4.63%, 4/15/2030 (a)	50,000	47,853
5.00%, 8/15/2026 (a) (b)	250,000	257,147
5.50%, 12/15/2029 (a)	80,000	83,078
5.63%, 1/15/2028 (a) (b)	125,000	127,126
5.75%, 3/1/2027 (a) (b)	4,000	4,097
Safeway, Inc. 7.25%, 2/1/2031	35,000	34,738
Simmons Foods, Inc.:
5.75%, 11/1/2024 (a)	125,000	113,643
7.75%, 1/15/2024 (a)	7,000	6,962
		3,509,515
FOOD SERVICE — 0.1%
Aramark Services, Inc.:
4.75%, 6/1/2026 (b)	25,000	23,527
5.00%, 4/1/2025 (a) (b)	100,000	94,588
		118,115
FOREST PRODUCTS & PAPER — 0.2%
Clearwater Paper Corp.:
4.50%, 2/1/2023 (b)	36,000	33,442
Security Description	Principal Amount	Value
5.38%, 2/1/2025 (a) (b)	$25,000	$22,748
Mercer International, Inc.:
5.50%, 1/15/2026 (b)	46,000	35,546
6.50%, 2/1/2024	4,000	3,398
Schweitzer-Mauduit International, Inc. 6.88%, 10/1/2026 (a)	100,000	100,575
Smurfit Kappa Treasury Funding DAC 7.50%, 11/20/2025	15,000	17,882
		213,591
GAS — 0.3%
AmeriGas Partners L.P./AmeriGas Finance Corp.:
5.50%, 5/20/2025	51,000	46,996
5.63%, 5/20/2024	40,000	36,542
5.75%, 5/20/2027	40,000	37,060
5.88%, 8/20/2026	135,000	129,497
		250,095
HAND & MACHINE TOOLS — 0.1%
Apex Tool Group LLC/BC Mountain Finance, Inc. 9.00%, 2/15/2023 (a)	18,000	11,576
Colfax Corp.:
6.00%, 2/15/2024 (a)	65,000	62,819
6.38%, 2/15/2026 (a)	50,000	48,194
		122,589
HEALTH CARE PRODUCTS — 0.5%
Avantor, Inc.:
6.00%, 10/1/2024 (a)	60,000	62,904
9.00%, 10/1/2025 (a)	150,000	157,823
Hologic, Inc.:
4.38%, 10/15/2025 (a) (b)	65,000	64,931
4.63%, 2/1/2028 (a)	50,000	49,947
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA:
6.63%, 5/15/2022 (a) (b)	18,000	17,005
7.25%, 2/1/2028 (a)	30,000	26,059
Teleflex, Inc. 4.88%, 6/1/2026	120,000	119,444
		498,113
HEALTH CARE SERVICES — 6.1%
Acadia Healthcare Co., Inc.:
5.13%, 7/1/2022	50,000	48,389
5.63%, 2/15/2023	50,000	47,595
6.50%, 3/1/2024	180,000	177,395
AHP Health Partners, Inc. 9.75%, 7/15/2026 (a) (b)	58,000	50,219
ASP AMC Merger Sub, Inc. 8.00%, 5/15/2025 (a)	49,000	28,831

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BCPE Cycle Merger Sub II, Inc. 10.63%, 7/15/2027 (a)	$35,000	$29,202
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	35,000	34,505
Centene Corp.:
3.38%, 2/15/2030 (a)	63,000	58,648
4.25%, 12/15/2027 (a)	80,000	78,407
4.63%, 12/15/2029 (a)	483,000	485,144
4.75%, 5/15/2022	100,000	100,464
5.38%, 8/15/2026 (a)	65,000	66,303
Charles River Laboratories International, Inc.:
4.25%, 5/1/2028 (a)	37,000	35,901
5.50%, 4/1/2026 (a) (b)	30,000	30,651
CHS/Community Health Systems, Inc.:
6.25%, 3/31/2023	650,000	618,020
6.63%, 2/15/2025 (a)	37,000	34,672
6.88%, 2/1/2022	225,000	168,156
6.88%, 4/1/2028 (a)	118,000	49,794
8.00%, 3/15/2026 (a)	100,000	95,066
8.00%, 12/15/2027 (a) (b)	51,000	47,633
9.88%, 6/30/2023 (a) (d)	150,000	119,938
DaVita, Inc.:
5.00%, 5/1/2025	100,000	99,901
5.13%, 7/15/2024	220,000	219,461
Encompass Health Corp.:
4.75%, 2/1/2030	76,000	73,818
5.13%, 3/15/2023	24,000	23,716
5.75%, 11/1/2024	100,000	100,406
5.75%, 9/15/2025	26,000	25,466
Envision Helthcare Corp. 8.75%, 10/15/2026 (a)	157,000	38,850
HCA, Inc.:
3.50%, 9/1/2030	200,000	182,022
5.38%, 2/1/2025	300,000	307,245
5.38%, 9/1/2026 (b)	110,000	113,337
5.63%, 9/1/2028 (b)	125,000	131,920
5.88%, 5/1/2023	118,000	123,003
5.88%, 2/15/2026	190,000	199,850
5.88%, 2/1/2029 (b)	65,000	68,675
7.69%, 6/15/2025	71,000	72,781
IQVIA, Inc. 5.00%, 10/15/2026 (a) (b)	300,000	305,925
LifePoint Health, Inc. 4.38%, 2/15/2027 (a)	25,000	23,839
Magellan Health, Inc. 4.90%, 9/22/2024	100,000	91,953
MEDNAX, Inc.:
5.25%, 12/1/2023 (a) (b)	60,000	48,844
6.25%, 1/15/2027 (a) (b)	80,000	64,257
One Call Corp. 10.00%, 10/1/2024 (a)	3,000	2,586
Polaris Intermediate Corp. 8.50%, 12/1/2022 (a)	130,000	102,654
Security Description	Principal Amount	Value
Quorum Health Corp. 11.63%, 4/15/2023 (b)	$36,000	$20,277
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	20,000	17,833
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. 9.75%, 12/1/2026 (a)	125,000	119,835
Select Medical Corp. 6.25%, 8/15/2026 (a) (b)	51,000	51,048
Surgery Center Holdings, Inc. 10.00%, 4/15/2027 (a)	90,000	65,070
Tenet Healthcare Corp.:
4.63%, 7/15/2024	125,000	119,574
5.13%, 11/1/2027 (a) (b)	200,000	191,380
6.25%, 2/1/2027 (a)	150,000	146,232
6.75%, 6/15/2023	200,000	184,736
7.00%, 8/1/2025 (b)	50,000	43,522
8.13%, 4/1/2022	280,000	266,890
West Street Merger Sub, Inc. 6.38%, 9/1/2025 (a)	50,000	43,613
		6,095,452
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Arrow Bidco LLC 9.50%, 3/15/2024 (a)	54,000	24,207
Stena International SA 6.13%, 2/1/2025 (a) (b)	49,000	40,209
VistaJet Malta Finance PLC/XO Management Holding, Inc. 10.50%, 6/1/2024 (a)	80,000	64,546
		128,962
HOME BUILDERS — 3.0%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.63%, 1/15/2028 (a)	50,000	39,971
6.75%, 8/1/2025 (a)	25,000	19,684
9.88%, 4/1/2027 (a)	65,000	65,000
Beazer Homes USA, Inc.:
5.88%, 10/15/2027	24,000	18,105
6.75%, 3/15/2025	50,000	41,844
7.25%, 10/15/2029	25,000	19,500
Brookfield Residential Properties, Inc./Brookfield Residential US Corp.:
4.88%, 2/15/2030 (a)	20,000	15,315
6.25%, 9/15/2027 (a) (b)	56,000	48,659
6.38%, 5/15/2025 (a)	31,000	27,825
Century Communities, Inc.:
5.88%, 7/15/2025	28,000	24,012
6.75%, 6/1/2027	106,000	90,039
Forestar Group, Inc.:
5.00%, 3/1/2028 (a)	50,000	41,505
8.00%, 4/15/2024 (a)	70,000	70,339

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	$100,000	$95,201
KB Home:
4.80%, 11/15/2029	25,000	21,283
6.88%, 6/15/2027	25,000	24,949
7.00%, 12/15/2021	30,000	29,795
7.50%, 9/15/2022	25,000	24,818
7.63%, 5/15/2023	100,000	101,012
Lennar Corp.:
4.13%, 1/15/2022	50,000	49,714
4.50%, 4/30/2024	50,000	48,194
4.75%, 4/1/2021	25,000	24,984
4.75%, 11/15/2022	20,000	19,680
4.75%, 5/30/2025 (b)	25,000	24,007
4.88%, 12/15/2023	10,000	9,800
5.25%, 6/1/2026	92,000	93,730
5.88%, 11/15/2024	50,000	51,149
6.25%, 12/15/2021	50,000	50,144
6.63%, 5/1/2020	20,000	20,014
8.38%, 1/15/2021	6,000	6,077
M/I Homes, Inc.:
4.95%, 2/1/2028 (a)	50,000	42,425
5.63%, 8/1/2025	70,000	62,868
Mattamy Group Corp.:
4.63%, 3/1/2030 (a) (e)	45,000	39,115
5.25%, 12/15/2027 (a)	83,000	77,200
MDC Holdings, Inc.:
3.85%, 1/15/2030	150,000	135,411
5.50%, 1/15/2024	14,000	13,980
6.00%, 1/15/2043	49,000	46,252
Meritage Homes Corp.:
6.00%, 6/1/2025	127,000	118,737
7.00%, 4/1/2022	20,000	19,986
New Home Co., Inc. 7.25%, 4/1/2022	25,000	21,680
PulteGroup, Inc.:
4.25%, 3/1/2021	11,000	10,919
5.00%, 1/15/2027	75,000	74,827
5.50%, 3/1/2026 (b)	50,000	49,809
6.00%, 2/15/2035	40,000	40,315
6.38%, 5/15/2033	25,000	25,243
7.88%, 6/15/2032	10,000	11,190
Shea Homes L.P./Shea Homes Funding Corp.:
4.75%, 2/15/2028 (a)	50,000	43,032
6.13%, 4/1/2025 (a)	107,000	106,458
Taylor Morrison Communities, Inc.:
5.75%, 1/15/2028 (a)	25,000	22,631
5.88%, 1/31/2025 (a)	75,000	69,301
6.00%, 9/1/2023 (a)	36,000	34,674
6.63%, 7/15/2027 (a)	5,000	4,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.88%, 4/15/2023 (a)	100,000	97,956
Security Description	Principal Amount	Value
Toll Brothers Finance Corp.:
4.35%, 2/15/2028 (b)	$64,000	$58,106
4.38%, 4/15/2023	25,000	24,458
4.88%, 11/15/2025	25,000	23,734
4.88%, 3/15/2027	175,000	163,537
5.63%, 1/15/2024	29,000	27,319
TRI Pointe Group, Inc.:
4.88%, 7/1/2021	2,000	1,888
5.25%, 6/1/2027	23,000	20,457
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. 5.88%, 6/15/2024	25,000	23,363
Williams Scotsman International, Inc.:
6.88%, 8/15/2023 (a)	200,000	183,970
7.88%, 12/15/2022 (a)	27,000	26,241
		2,937,931
HOME FURNISHINGS — 0.1%
Tempur Sealy International, Inc. 5.50%, 6/15/2026 (b)	64,000	56,769
HOUSEHOLD PRODUCTS & WARES — 0.4%
ACCO Brands Corp. 5.25%, 12/15/2024 (a) (b)	50,000	47,312
Central Garden & Pet Co. 6.13%, 11/15/2023	50,000	46,500
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023 (a)	275,000	225,431
Prestige Brands, Inc. 5.13%, 1/15/2028 (a) (b)	25,000	24,970
Spectrum Brands, Inc.:
5.75%, 7/15/2025	25,000	23,554
6.13%, 12/15/2024	25,000	23,831
		391,598
HOUSEWARES — 0.3%
American Greetings Corp. 8.75%, 4/15/2025 (a)	20,000	16,869
Newell Brands, Inc. 4.20%, 4/1/2026	267,000	262,285
		279,154
INSURANCE — 0.9%
Acrisure LLC/Acrisure Finance, Inc.:
7.00%, 11/15/2025 (a)	50,000	42,307
8.13%, 2/15/2024 (a)	105,000	103,128
10.13%, 8/1/2026 (a)	100,000	95,684
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (a)	55,000	51,981
AmWINS Group, Inc. 7.75%, 7/1/2026 (a)	12,000	11,834

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Assurant, Inc. 3 Month USD LIBOR + 4.14%, 7.00%, 3/27/2048 (b) (c)	$21,000	$17,621
AssuredPartners, Inc. 7.00%, 8/15/2025 (a)	25,000	22,750
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a) (b)	35,000	34,608
Genworth Holdings, Inc.:
6.50%, 6/15/2034	25,000	20,733
7.63%, 9/24/2021 (b)	154,000	146,275
4.80%, 2/15/2024 (b)	20,000	17,592
4.90%, 8/15/2023	65,000	57,179
GTCR AP Finance, Inc. 8.00%, 5/15/2027 (a)	45,000	41,351
HUB International, Ltd. 7.00%, 5/1/2026 (a)	100,000	99,059
MBIA, Inc. 6.40%, 8/15/2022	1,000	930
MGIC Investment Corp. 5.75%, 8/15/2023	12,000	11,094
Radian Group, Inc.:
4.50%, 10/1/2024	580	571
4.88%, 3/15/2027	25,000	24,641
USI, Inc. 6.88%, 5/1/2025 (a)	45,000	42,454
		841,792
INTERNET — 1.5%
Cogent Communications Group, Inc. 5.38%, 3/1/2022 (a)	30,000	30,147
Getty Images, Inc. 9.75%, 3/1/2027 (a)	2,000	1,900
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 5.25%, 12/1/2027 (a)	78,000	72,685
GrubHub Holdings, Inc. 5.50%, 7/1/2027 (a)	29,000	25,698
Match Group, Inc.:
4.13%, 8/1/2030 (a)	50,000	45,040
5.00%, 12/15/2027 (a) (b)	39,000	37,144
6.38%, 6/1/2024 (b)	28,000	28,633
Netflix, Inc.:
4.38%, 11/15/2026 (b)	100,000	101,616
4.88%, 4/15/2028	100,000	101,763
4.88%, 6/15/2030 (a)	100,000	102,231
5.38%, 11/15/2029 (a) (b)	19,000	19,865
5.88%, 2/15/2025	160,000	169,154
5.88%, 11/15/2028 (b)	130,000	139,795
NortonLifeLock Inc. 3.95%, 6/15/2022	50,000	49,996
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	150,000	121,714
Symantec Corp. 5.00%, 4/15/2025 (a) (b)	100,000	100,991
Security Description	Principal Amount	Value
Twitter, Inc. 3.88%, 12/15/2027 (a)	$33,000	$31,798
Uber Technologies, Inc. 7.50%, 9/15/2027 (a)	125,000	123,392
VeriSign, Inc.:
4.63%, 5/1/2023	75,000	75,107
4.75%, 7/15/2027 (b)	50,000	52,209
5.25%, 4/1/2025	56,000	57,124
		1,488,002
INVESTMENT COMPANY SECURITY — 0.5%
Altice France Holding SA 6.00%, 2/15/2028 (a)	400,000	348,656
Compass Group Diversified Holdings LLC 8.00%, 5/1/2026 (a)	100,000	95,932
Icahn Enterprises L.P./Icahn Enterprises Finance Corp. 6.75%, 2/1/2024 (b)	60,000	58,750
		503,338
IRON/STEEL — 0.8%
AK Steel Corp. 7.00%, 3/15/2027	240	168
Allegheny Technologies, Inc.:
5.88%, 12/1/2027 (b)	75,000	62,453
7.88%, 8/15/2023	150,000	144,654
Big River Steel LLC/BRS Finance Corp. 7.25%, 9/1/2025 (a) (b)	50,000	46,117
Carpenter Technology Corp. 4.45%, 3/1/2023	25,000	22,950
Cleveland-Cliffs, Inc.:
4.88%, 1/15/2024 (a)	15,000	13,755
5.75%, 3/1/2025 (b)	93,000	72,028
5.88%, 6/1/2027 (a)	25,000	15,549
6.38%, 10/15/2025 (a)	50,000	38,244
6.75%, 3/15/2026 (a)	31,000	27,715
7.00%, 3/15/2027 (a)	25,000	15,121
Commercial Metals Co. 4.88%, 5/15/2023	36,000	33,924
Infrabuild Australia Pty, Ltd. 12.00%, 10/1/2024 (a) (b)	50,000	40,020
Mineral Resources, Ltd. 8.13%, 5/1/2027 (a)	93,000	89,514
United States Steel Corp.:
6.25%, 3/15/2026	42,000	26,822
6.65%, 6/1/2037	25,000	14,922
6.88%, 8/15/2025 (b)	110,000	77,979
		741,935
IT SERVICES — 0.1%
Dell, Inc. 5.40%, 9/10/2040	16,000	14,538

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Everi Payments, Inc. 7.50%, 12/15/2025 (a) (b)	$54,000	$38,849
		53,387
LEISURE TIME — 0.3%
24 Hour Fitness Worldwide, Inc. 8.00%, 6/1/2022 (a)	50,000	1,997
Carlson Travel, Inc. 6.75%, 12/15/2023 (a) (b)	50,000	34,183
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (a) (b)	45,000	27,000
NCL Corp., Ltd. 3.63%, 12/15/2024 (a) (b)	18,000	11,498
Sabre GLBL, Inc.:
5.25%, 11/15/2023 (a)	50,000	45,998
5.38%, 4/15/2023 (a)	50,000	45,750
Viking Cruises, Ltd.:
5.88%, 9/15/2027 (a)	50,000	29,914
6.25%, 5/15/2025 (a)	110,000	73,392
Vista Outdoor, Inc. 5.88%, 10/1/2023	21,000	17,065
VOC Escrow, Ltd. 5.00%, 2/15/2028 (a)	50,000	36,617
		323,414
LODGING — 2.1%
Boyd Gaming Corp.:
4.75%, 12/1/2027 (a)	75,000	61,927
6.38%, 4/1/2026	65,000	56,169
Diamond Resorts International, Inc.:
7.75%, 9/1/2023 (a) (b)	75,000	54,304
10.75%, 9/1/2024 (a) (b)	50,000	31,109
Hilton Domestic Operating Co., Inc.:
4.25%, 9/1/2024	50,000	46,757
4.88%, 1/15/2030	80,000	69,230
5.13%, 5/1/2026	95,000	89,461
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.13%, 12/1/2024	96,000	86,961
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/2027 (b)	100,000	94,987
Marriott Ownership Resorts, Inc. 4.75%, 1/15/2028 (a)	165,000	125,461
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 9/15/2026 (b)	100,000	86,166
MGM Resorts International:
4.63%, 9/1/2026 (b)	39,000	33,107
5.50%, 4/15/2027 (b)	55,000	49,993
5.75%, 6/15/2025	56,000	50,120
6.00%, 3/15/2023	320,000	306,400
7.75%, 3/15/2022	65,000	65,225
Security Description	Principal Amount	Value
Station Casinos LLC 4.50%, 2/15/2028 (a)	$65,000	$52,650
Sugarhouse HSP Gaming Prop Mezz L.P./Sugarhouse HSP Gaming Finance Corp. 5.88%, 5/15/2025 (a)	46,000	37,695
Wyndham Destinations, Inc.:
3.90%, 3/1/2023	75,000	63,758
4.25%, 3/1/2022	8,000	7,039
4.63%, 3/1/2030 (a)	25,000	19,254
5.40%, 4/1/2024	68,000	57,742
5.63%, 3/1/2021	10,000	8,959
5.75%, 4/1/2027 (b)	85,000	71,680
6.35%, 10/1/2025	100,000	86,312
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026 (a)	40,000	34,981
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25%, 5/30/2023 (a) (b)	132,000	119,680
5.25%, 5/15/2027 (a)	75,000	67,824
5.50%, 3/1/2025 (a) (b)	150,000	139,570
Wynn Macau, Ltd. 5.13%, 12/15/2029 (a) (b)	24,000	19,535
		2,094,056
MACHINERY-DIVERSIFIED — 0.3%
Cleaver-Brooks, Inc. 7.88%, 3/1/2023 (a)	70,000	57,992
Cloud Crane LLC 10.13%, 8/1/2024 (a)	10,000	7,936
RBS Global, Inc./Rexnord LLC 4.88%, 12/15/2025 (a)	100,000	94,102
SPX FLOW, Inc.:
5.63%, 8/15/2024 (a)	50,000	48,741
5.88%, 8/15/2026 (a)	15,000	14,398
Titan Acquisition, Ltd./Titan Co-Borrower LLC 7.75%, 4/15/2026 (a)	125,000	104,439
		327,608
MEDIA — 9.9%
Altice Financing SA 7.50%, 5/15/2026 (a)	200,000	195,336
Altice Finco SA 7.63%, 2/15/2025 (a) (b)	138,000	132,250
AMC Networks, Inc.:
4.75%, 12/15/2022	39,000	37,784
4.75%, 8/1/2025 (b)	100,000	97,155
5.00%, 4/1/2024	50,000	48,650
Block Communications, Inc. 4.88%, 3/1/2028 (a)	50,000	45,186
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/2023 (a) (b)	25,000	24,956
4.50%, 8/15/2030 (a)	165,000	161,735
4.50%, 5/1/2032 (a)	51,000	49,901

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.75%, 3/1/2030 (a)	$284,000	$282,790
5.00%, 2/1/2028 (a)	220,000	220,856
5.13%, 5/1/2023 (a)	75,000	75,777
5.13%, 5/1/2027 (a)	300,000	300,741
5.25%, 9/30/2022	125,000	125,934
5.38%, 6/1/2029 (a)	178,000	183,242
5.50%, 5/1/2026 (a)	100,000	101,500
5.75%, 2/15/2026 (a)	490,000	500,457
5.88%, 4/1/2024 (a)	200,000	204,888
5.88%, 5/1/2027 (a) (b)	75,000	77,289
Cengage Learning, Inc. 9.50%, 6/15/2024 (a)	65,000	49,273
Clear Channel Worldwide Holdings, Inc.:
5.13%, 8/15/2027 (a) (b)	40,000	38,309
9.25%, 2/15/2024 (a)	113,000	99,239
CSC Holdings LLC:
5.38%, 7/15/2023 (a)	200,000	202,010
5.38%, 2/1/2028 (a) (b)	190,000	195,385
5.75%, 1/15/2030 (a)	200,000	202,846
6.50%, 2/1/2029 (a)	225,000	242,584
6.63%, 10/15/2025 (a) (b)	350,000	367,913
6.75%, 11/15/2021	100,000	103,925
10.88%, 10/15/2025 (a)	100,000	108,125
Cumulus Media New Holdings, Inc. 6.75%, 7/1/2026 (a) (b)	80,000	71,258
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.38%, 8/15/2026 (a)	200,000	162,440
6.63%, 8/15/2027 (a) (b)	175,000	116,863
DISH DBS Corp.:
5.88%, 7/15/2022	261,000	256,446
5.88%, 11/15/2024	190,000	184,686
6.75%, 6/1/2021	230,000	233,179
7.75%, 7/1/2026 (b)	125,000	128,502
Entercom Media Corp.:
6.50%, 5/1/2027 (a) (b)	95,000	83,575
7.25%, 11/1/2024 (a) (b)	64,000	53,519
EW Scripps Co. 5.13%, 5/15/2025 (a)	20,000	17,667
Gray Television, Inc.:
5.13%, 10/15/2024 (a)	50,000	48,929
5.88%, 7/15/2026 (a) (b)	90,000	80,114
7.00%, 5/15/2027 (a) (b)	70,000	69,607
iHeartCommunications, Inc.:
4.75%, 1/15/2028 (a) (b)	41,000	36,468
5.25%, 8/15/2027 (a) (b)	75,000	65,683
6.38%, 5/1/2026	125,000	119,137
8.38%, 5/1/2027	100,000	87,128
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	163,000	162,653
Liberty Interactive LLC:
8.25%, 2/1/2030	36,000	26,499
Security Description	Principal Amount	Value
8.50%, 7/15/2029	$50,000	$35,513
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.88%, 5/15/2024 (a) (b)	157,000	112,016
Meredith Corp. 6.88%, 2/1/2026 (b)	167,000	146,763
Nexstar Broadcasting, Inc.:
5.63%, 8/1/2024 (a)	34,000	32,440
5.63%, 7/15/2027 (a)	157,000	153,444
Quebecor Media, Inc. 5.75%, 1/15/2023	100,000	102,165
Radiate Holdco LLC/Radiate Finance, Inc.:
6.63%, 2/15/2025 (a)	40,000	33,457
6.88%, 2/15/2023 (a)	136,000	122,696
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	135,000	120,508
Sinclair Television Group, Inc.:
5.13%, 2/15/2027 (a) (b)	138,000	117,333
5.50%, 3/1/2030 (a) (b)	75,000	62,061
5.63%, 8/1/2024 (a) (b)	84,000	77,377
5.88%, 3/15/2026 (a)	50,000	44,500
Sirius XM Radio, Inc.:
3.88%, 8/1/2022 (a)	100,000	99,630
4.63%, 5/15/2023 (a)	100,000	100,109
4.63%, 7/15/2024 (a)	141,000	143,040
5.00%, 8/1/2027 (a)	140,000	142,227
5.38%, 4/15/2025 (a)	100,000	101,728
5.50%, 7/1/2029 (a)	138,000	140,701
TEGNA, Inc.:
4.63%, 3/15/2028 (a) (b)	35,000	31,022
5.00%, 9/15/2029 (a)	159,000	143,733
5.50%, 9/15/2024 (a)	12,000	11,419
Townsquare Media, Inc. 6.50%, 4/1/2023 (a)	35,000	33,835
Univision Communications, Inc.:
5.13%, 5/15/2023 (a) (b)	280,000	245,246
5.13%, 2/15/2025 (a) (b)	105,000	89,507
6.75%, 9/15/2022 (a) (b)	25,000	23,874
Urban One, Inc. 7.38%, 4/15/2022 (a)	125,000	113,150
ViacomCBS, Inc.:
3 Month USD LIBOR + 3.90%, 5.88%, 2/28/2057 (c)	100,000	85,637
3 Month USD LIBOR + 3.90%, 6.25%, 2/28/2057 (c)	25,000	21,887
Videotron, Ltd.:
5.00%, 7/15/2022	100,000	99,461
5.38%, 6/15/2024 (a)	100,000	101,429
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (a) (b)	150,000	150,574
Ziggo B.V. 5.50%, 1/15/2027 (a)	350,000	349,926
		9,868,797

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.1%
Hillman Group, Inc. 6.38%, 7/15/2022 (a)	$76,000	$58,905
Park-Ohio Industries, Inc. 6.63%, 4/15/2027	35,000	28,129
		87,034
MINING — 2.2%
Alcoa Nederland Holding B.V.:
6.13%, 5/15/2028 (a) (b)	115,000	106,050
7.00%, 9/30/2026 (a)	200,000	185,842
Aleris International, Inc. 10.75%, 7/15/2023 (a)	100,000	99,462
Arconic Corp. 6.13%, 2/15/2028 (a)	19,000	19,593
Compass Minerals International, Inc. 6.75%, 12/1/2027 (a)	85,000	76,710
Constellium SE 5.75%, 5/15/2024 (a)	116,000	103,515
FMG Resources August 2006 Pty, Ltd.:
4.50%, 9/15/2027 (a)	78,000	70,595
4.75%, 5/15/2022 (a)	25,000	24,987
5.13%, 3/15/2023 (a) (b)	60,000	59,880
5.13%, 5/15/2024 (a)	50,000	49,569
Freeport-McMoRan, Inc.:
3.88%, 3/15/2023	225,000	212,015
4.13%, 3/1/2028 (e)	100,000	87,581
4.25%, 3/1/2030 (e)	75,000	65,250
4.55%, 11/14/2024	100,000	94,254
5.25%, 9/1/2029 (b)	70,000	66,016
5.40%, 11/14/2034 (b)	170,000	155,951
5.45%, 3/15/2043	197,000	173,163
Hudbay Minerals, Inc.:
7.25%, 1/15/2023 (a)	100,000	91,506
7.63%, 1/15/2025 (a) (b)	50,000	43,942
Joseph T Ryerson & Son, Inc. 11.00%, 5/15/2022 (a)	50,000	46,526
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a) (b)	29,000	25,378
New Gold, Inc. 6.25%, 11/15/2022 (a)	50,000	48,584
Northwest Acquisitions ULC/Dominion Finco, Inc. 7.13%, 11/1/2022 (a)	36,000	17,634
Novelis Corp.:
4.75%, 1/30/2030 (a)	55,000	49,309
5.88%, 9/30/2026 (a) (b)	190,000	188,007
		2,161,319
MISCELLANEOUS MANUFACTURER — 0.3%
Amsted Industries, Inc. 4.63%, 5/15/2030 (a)	50,000	44,941
Security Description	Principal Amount	Value
EnPro Industries, Inc. 5.75%, 10/15/2026	$35,000	$33,650
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp. 12.25%, 11/15/2026 (a)	75,000	58,585
Gates Global LLC/Gates Global Co. 6.25%, 1/15/2026 (a)	50,000	44,508
Koppers, Inc. 6.00%, 2/15/2025 (a)	90,000	71,202
LSB Industries, Inc. 9.63%, 5/1/2023 (a)	61,000	51,236
		304,122
OFFICE & BUSINESS EQUIPMENT — 0.5%
CDW LLC/CDW Finance Corp.:
4.25%, 4/1/2028 (b)	83,000	81,445
5.00%, 9/1/2025 (b)	4,000	4,126
Pitney Bowes, Inc.:
4.63%, 5/15/2022	9,000	7,884
4.63%, 3/15/2024	1,000	728
5.70%, 4/1/2023	57,000	42,040
Xerox Corp.:
3.50%, 8/20/2020	7,000	6,930
3.80%, 5/15/2024	21,000	19,897
4.07%, 3/17/2022	75,000	72,794
4.13%, 3/15/2023	80,000	79,854
4.50%, 5/15/2021	150,000	148,028
4.80%, 3/1/2035	5,000	4,318
6.75%, 12/15/2039	75,000	69,837
		537,881
OIL & GAS — 3.5%
Aker BP ASA 6.00%, 7/1/2022 (a)	150,000	134,490
Antero Resources Corp.:
5.00%, 3/1/2025	25,000	9,555
5.13%, 12/1/2022	80,000	43,121
5.38%, 11/1/2021	80,000	58,180
Ascent Resources Utica Holdings LLC/ARU Finance Corp.:
7.00%, 11/1/2026 (a)	60,000	17,654
10.00%, 4/1/2022 (a)	68,000	39,104
Athabasca Oil Corp. 9.88%, 2/24/2022 (a)	55,000	12,368
Baytex Energy Corp.:
5.63%, 6/1/2024 (a)	116,000	45,043
8.75%, 4/1/2027 (a)	50,000	19,053
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (a)	122,000	49,017
Bruin E&P Partners LLC 8.88%, 8/1/2023 (a)	50,000	4,455
California Resources Corp. 8.00%, 12/15/2022 (a)	64,000	979
Callon Petroleum Co.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.13%, 10/1/2024	$50,000	$8,927
6.25%, 4/15/2023	50,000	11,949
6.38%, 7/1/2026	23,000	3,911
Calumet Specialty Products Partners L.P./Calumet Finance Corp.:
7.63%, 1/15/2022 (b)	66,000	51,124
7.75%, 4/15/2023	10,000	6,945
11.00%, 4/15/2025 (a) (b)	44,000	31,721
Centennial Resource Production LLC:
5.38%, 1/15/2026 (a)	21,000	5,063
6.88%, 4/1/2027 (a)	174,000	42,620
Chaparral Energy, Inc. 8.75%, 7/15/2023 (a)	4,000	182
Chesapeake Energy Corp.:
4.88%, 4/15/2022	25,000	3,170
5.38%, 6/15/2021	48,000	7,154
5.75%, 3/15/2023	7,000	699
7.00%, 10/1/2024	50,000	3,802
11.50%, 1/1/2025 (a)	185,000	31,522
CNX Resources Corp. 5.88%, 4/15/2022	20,000	18,297
Comstock Resources, Inc. 9.75%, 8/15/2026	114,000	80,968
Covey Park Energy LLC/Covey Park Finance Corp. 7.50%, 5/15/2025 (a)	50,000	31,869
CrownRock L.P./CrownRock Finance, Inc. 5.63%, 10/15/2025 (a)	75,000	37,866
CVR Energy, Inc.:
5.25%, 2/15/2025 (a) (b)	25,000	19,421
5.75%, 2/15/2028 (a)	25,000	18,688
Denbury Resources, Inc.:
9.00%, 5/15/2021 (a)	40,000	11,703
9.25%, 3/31/2022 (a)	50,000	11,891
Diamond Offshore Drilling, Inc.:
3.45%, 11/1/2023	2,000	592
4.88%, 11/1/2043	59,000	8,055
5.70%, 10/15/2039	75,000	13,641
7.88%, 8/15/2025	30,000	8,860
Endeavor Energy Resources L.P./EER Finance, Inc.:
5.50%, 1/30/2026 (a)	100,000	68,959
5.75%, 1/30/2028 (a)	68,000	45,951
Energy Ventures Gom LLC/EnVen Finance Corp. 11.00%, 2/15/2023 (a)	22,000	13,097
Ensign Drilling, Inc. 9.25%, 4/15/2024 (a)	58,000	21,496
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75%, 5/15/2026 (a) (f)	80,000	12,594
EQT Corp.:
3.00%, 10/1/2022 (b)	105,000	87,573
Security Description	Principal Amount	Value
4.88%, 11/15/2021	$150,000	$121,762
6.13%, 2/1/2025	95,000	73,159
Extraction Oil & Gas, Inc.:
5.63%, 2/1/2026 (a)	50,000	8,144
7.38%, 5/15/2024 (a)	25,000	4,458
Global Marine, Inc. 7.00%, 6/1/2028	33,000	11,531
Gulfport Energy Corp.:
6.00%, 10/15/2024	50,000	12,156
6.38%, 5/15/2025	150,000	36,355
6.38%, 1/15/2026	20,000	4,194
6.63%, 5/1/2023	21,000	5,866
HighPoint Operating Corp. 8.75%, 6/15/2025	55,000	27,500
Hilcorp Energy I L.P./Hilcorp Finance Co.:
5.00%, 12/1/2024 (a)	55,000	25,672
6.25%, 11/1/2028 (a)	35,000	15,737
Indigo Natural Resources LLC 6.88%, 2/15/2026 (a)	50,000	34,124
Jagged Peak Energy LLC 5.88%, 5/1/2026	27,000	20,223
Jonah Energy LLC/Jonah Energy Finance Corp. 7.25%, 10/15/2025 (a)	10,000	450
Laredo Petroleum, Inc.:
9.50%, 1/15/2025	20,000	8,012
10.13%, 1/15/2028	25,000	9,486
Lonestar Resources America, Inc. 11.25%, 1/1/2023 (a)	14,000	8,886
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp. 6.00%, 8/1/2026 (a)	41,000	21,954
Matador Resources Co. 5.88%, 9/15/2026	30,000	8,801
MEG Energy Corp.:
6.50%, 1/15/2025 (a)	104,000	65,880
7.00%, 3/31/2024 (a) (b)	15,000	6,919
7.13%, 2/1/2027 (a)	40,000	19,958
Montage Resources Corp. 8.88%, 7/15/2023	50,000	33,652
Moss Creek Resources Holdings, Inc. 7.50%, 1/15/2026 (a)	100,000	29,231
Murphy Oil Corp.:
4.00%, 6/1/2022	20,000	13,529
5.75%, 8/15/2025	50,000	26,753
5.88%, 12/1/2027	42,000	21,332
5.88%, 12/1/2042	5,000	2,077
6.88%, 8/15/2024	75,000	44,552
Nabors Industries, Inc.:
5.00%, 9/15/2020	12,000	10,959
5.75%, 2/1/2025	60,000	13,224
Nabors Industries, Ltd.:
7.25%, 1/15/2026 (a)	20,000	6,769

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.50%, 1/15/2028 (a)	$100,000	$27,332
Neptune Energy Bondco PLC 6.63%, 5/15/2025 (a)	146,000	81,982
Noble Holding International, Ltd.:
7.75%, 1/15/2024	50,000	5,147
7.88%, 2/1/2026 (a)	50,000	12,495
7.95%, 4/1/2025	15,000	1,640
8.95%, 4/1/2045	50,000	2,850
Northern Oil and Gas, Inc. PIK 8.50%, 5/15/2023	30,383	20,445
Oasis Petroleum, Inc.:
6.25%, 5/1/2026 (a)	25,000	3,955
6.88%, 3/15/2022	125,000	24,841
6.88%, 1/15/2023 (b)	61,000	12,503
Pacific Drilling SA 8.38%, 10/1/2023 (a)	75,000	22,536
Parkland Fuel Corp. 5.88%, 7/15/2027 (a)	38,000	35,660
Parsley Energy LLC/Parsley Finance Corp.:
4.13%, 2/15/2028 (a)	50,000	34,065
5.25%, 8/15/2025 (a)	75,000	56,984
5.38%, 1/15/2025 (a)	75,000	58,044
PBF Holding Co. LLC/PBF Finance Corp.:
6.00%, 2/15/2028 (a)	50,000	33,596
7.25%, 6/15/2025	45,000	30,199
PDC Energy, Inc.:
5.75%, 5/15/2026	50,000	25,583
6.13%, 9/15/2024	50,000	26,615
Precision Drilling Corp. 7.75%, 12/15/2023	125,000	46,716
Pride International LLC 7.88%, 8/15/2040	8,000	1,179
QEP Resources, Inc.:
5.25%, 5/1/2023	75,000	29,232
5.38%, 10/1/2022	35,000	15,803
5.63%, 3/1/2026	65,000	23,758
6.88%, 3/1/2021	50,000	25,865
Range Resources Corp.:
4.88%, 5/15/2025	50,000	28,720
5.00%, 8/15/2022 (b)	75,000	56,230
5.00%, 3/15/2023	10,000	7,300
5.88%, 7/1/2022	23,000	16,451
9.25%, 2/1/2026 (a)	40,000	23,828
Seven Generations Energy, Ltd.:
5.38%, 9/30/2025 (a)	50,000	27,912
6.75%, 5/1/2023 (a)	25,000	17,905
6.88%, 6/30/2023 (a)	50,000	34,255
SM Energy Co.:
5.00%, 1/15/2024	53,000	16,957
5.63%, 6/1/2025	50,000	14,428
6.13%, 11/15/2022	18,000	7,850
6.63%, 1/15/2027	89,000	26,783
Southwestern Energy Co.:
7.50%, 4/1/2026 (b)	59,000	38,998
Security Description	Principal Amount	Value
7.75%, 10/1/2027 (b)	$90,000	$59,138
Sunoco L.P./Sunoco Finance Corp.:
6.00%, 4/15/2027	36,000	30,946
Series WI, 4.88%, 1/15/2023 (b)	75,000	72,001
Tapstone Energy LLC/Tapstone Energy Finance Corp. 9.75%, 6/1/2022 (a) (f)	6,000	52
Transocean Guardian, Ltd. 5.88%, 1/15/2024 (a)	41,751	33,511
Transocean Pontus, Ltd. 6.13%, 8/1/2025 (a)	62,625	49,683
Transocean Sentry, Ltd. 5.38%, 5/15/2023 (a)	41,000	34,471
Transocean, Inc.:
6.80%, 3/15/2038	65,000	15,712
7.50%, 1/15/2026 (a)	79,000	36,536
7.50%, 4/15/2031	75,000	19,924
8.00%, 2/1/2027 (a)	30,000	14,235
Ultra Resources, Inc. PIK 11.00%, 7/12/2024	16,577	809
Valaris PLC:
4.75%, 1/15/2024	50,000	9,905
5.75%, 10/1/2044	51,000	4,349
Vine Oil & Gas L.P./Vine Oil & Gas Finance Corp.:
8.75%, 4/15/2023 (a)	39,000	8,020
9.75%, 4/15/2023 (a)	28,000	6,595
Viper Energy Partners L.P. 5.38%, 11/1/2027 (a) (b)	125,000	104,384
Whiting Petroleum Corp.:
5.75%, 3/15/2021	75,000	5,040
6.25%, 4/1/2023	55,000	4,776
6.63%, 1/15/2026	50,000	3,389
WPX Energy, Inc.:
4.50%, 1/15/2030	50,000	27,100
5.25%, 9/15/2024	20,000	12,200
5.25%, 10/15/2027	50,000	27,437
5.75%, 6/1/2026	15,000	8,639
8.25%, 8/1/2023	35,000	25,689
		3,497,817
OIL & GAS SERVICES — 0.5%
Archrock Partners L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/2028 (a)	30,000	21,149
6.88%, 4/1/2027 (a)	56,000	39,729
Exterran Energy Solutions L.P./EES Finance Corp. 8.13%, 5/1/2025	3,000	1,946
Hi-Crush, Inc. 9.50%, 8/1/2026 (a)	40,000	5,852
KCA Deutag UK Finance PLC 9.63%, 4/1/2023 (a)	47,000	16,939
Nine Energy Service, Inc. 8.75%, 11/1/2023 (a)	68,000	17,007
Oceaneering International, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.65%, 11/15/2024	$35,000	$13,975
6.00%, 2/1/2028	25,000	9,829
SESI LLC 7.75%, 9/15/2024	50,000	12,606
Transocean Phoenix 2, Ltd. 7.75%, 10/15/2024 (a)	35,000	31,069
Transocean Proteus, Ltd. 6.25%, 12/1/2024 (a)	35,000	28,329
USA Compression Partners L.P./USA Compression Finance Corp.:
6.88%, 4/1/2026	50,000	32,211
6.88%, 9/1/2027	35,000	22,191
Weatherford International, Ltd. 11.00%, 12/1/2024 (a)	275,000	164,741
Welltec A/S 9.50%, 12/1/2022 (a)	110,000	102,880
		520,453
PACKAGING & CONTAINERS — 2.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 6.00%, 2/15/2025 (a)	200,000	200,536
Ball Corp.:
4.88%, 3/15/2026	345,000	358,341
5.00%, 3/15/2022	50,000	51,301
5.25%, 7/1/2025	75,000	81,155
Berry Global, Inc.:
4.50%, 2/15/2026 (a) (b)	50,000	48,328
4.88%, 7/15/2026 (a)	92,000	92,956
5.63%, 7/15/2027 (a) (b)	48,000	49,655
Cascades, Inc./Cascades USA, Inc. 5.13%, 1/15/2026 (a)	50,000	48,355
Crown Americas LLC/Crown Americas Capital Corp.:
4.25%, 9/30/2026	74,000	73,434
4.50%, 1/15/2023	65,000	66,456
4.75%, 2/1/2026	50,000	51,236
Flex Acquisition Co., Inc. 7.88%, 7/15/2026 (a)	50,000	46,598
Graphic Packaging International, Inc. 4.88%, 11/15/2022	48,000	46,306
Greif, Inc. 6.50%, 3/1/2027 (a)	264,000	252,954
Intertape Polymer Group, Inc. 7.00%, 10/15/2026 (a)	3,000	2,864
LABL Escrow Issuer LLC:
6.75%, 7/15/2026 (a)	115,000	107,748
10.50%, 7/15/2027 (a)	155,000	144,511
Mauser Packaging Solutions Holding Co. 7.25%, 4/15/2025 (a) (b)	125,000	97,887
Owens-Brockway Glass Container, Inc.:
Security Description	Principal Amount	Value
5.00%, 1/15/2022 (a)	$50,000	$50,441
5.88%, 8/15/2023 (a) (b)	50,000	49,031
6.38%, 8/15/2025 (a) (b)	25,000	23,689
Plastipak Holdings, Inc. 6.25%, 10/15/2025 (a) (b)	125,000	113,104
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.13%, 7/15/2023 (a)	130,000	128,790
7.00%, 7/15/2024 (a)	25,000	25,447
Sealed Air Corp.:
4.00%, 12/1/2027 (a) (b)	50,000	46,492
5.13%, 12/1/2024 (a)	84,000	85,220
5.50%, 9/15/2025 (a)	25,000	25,628
6.88%, 7/15/2033 (a)	50,000	50,860
Silgan Holdings, Inc.:
4.13%, 2/1/2028 (a)	215,000	200,653
4.75%, 3/15/2025	25,000	24,131
Trivium Packaging Finance B.V. 5.50%, 8/15/2026 (a) (b)	200,000	199,462
		2,843,569
PHARMACEUTICALS — 3.1%
Bausch Health Americas, Inc.:
8.50%, 1/31/2027 (a)	156,000	163,120
9.25%, 4/1/2026 (a)	325,000	343,912
Bausch Health Cos., Inc.:
5.00%, 1/30/2028 (a) (b)	106,000	100,352
5.25%, 1/30/2030 (a)	89,000	84,243
5.50%, 11/1/2025 (a)	39,000	39,438
6.13%, 4/15/2025 (a) (b)	415,000	411,277
6.50%, 3/15/2022 (a)	300,000	302,889
7.00%, 3/15/2024 (a)	225,000	231,334
7.00%, 1/15/2028 (a)	89,000	92,221
7.25%, 5/30/2029 (a)	239,000	248,323
9.00%, 12/15/2025 (a)	150,000	158,058
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026 (a)	27,000	23,978
Elanco Animal Health, Inc.:
5.65%, 8/28/2028	256,000	270,771
Series WI, 5.02%, 8/28/2023	100,000	102,657
Endo Dac/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/2023 (a) (b)	200,000	147,568
6.00%, 2/1/2025 (a)	100,000	68,167
HLF Financing Sarl LLC/Herbalife International, Inc. 7.25%, 8/15/2026 (a)	60,000	51,005
Horizon Pharma USA, Inc. 5.50%, 8/1/2027 (a)	75,000	75,136
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
5.63%, 10/15/2023 (a)	50,000	12,363
5.75%, 8/1/2022 (a)	50,000	24,978
10.00%, 4/15/2025 (a)	31,000	22,448

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	$77,000	$76,580
		3,050,818
PIPELINES — 3.1%
American Midstream Partners L.P./American Midstream Finance Corp. 9.50%, 12/15/2021 (a)	50,000	47,068
Antero Midstream Partners L.P./Antero Midstream Finance Corp.:
5.38%, 9/15/2024	75,000	52,582
5.75%, 3/1/2027 (a)	45,000	29,055
5.75%, 1/15/2028 (a)	49,000	31,451
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.13%, 11/15/2022 (a)	250,000	188,917
Buckeye Partners L.P.:
3.95%, 12/1/2026	50,000	40,924
4.13%, 3/1/2025 (a)	56,000	47,163
4.15%, 7/1/2023	50,000	43,206
4.50%, 3/1/2028 (a)	45,000	36,972
5.60%, 10/15/2044	50,000	32,749
5.85%, 11/15/2043	50,000	33,463
Cheniere Energy Partners L.P.:
4.50%, 10/1/2029 (a) (b)	117,000	101,068
5.25%, 10/1/2025 (b)	100,000	92,000
5.63%, 10/1/2026	120,000	110,400
CNX Midstream Partners L.P./CNX Midstream Finance Corp. 6.50%, 3/15/2026 (a)	125,000	86,322
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.:
5.63%, 5/1/2027 (a)	50,000	27,452
5.75%, 4/1/2025	50,000	29,316
6.25%, 4/1/2023	100,000	56,145
DCP Midstream Operating L.P.:
4.75%, 9/30/2021 (a)	30,000	26,247
4.95%, 4/1/2022	50,000	41,162
5.13%, 5/15/2029 (b)	100,000	63,068
5.38%, 7/15/2025	55,000	37,527
5.60%, 4/1/2044	57,000	25,189
6.45%, 11/3/2036 (a)	50,000	23,991
6.75%, 9/15/2037 (a)	100,000	49,685
8.13%, 8/16/2030	25,000	15,003
3 Month USD LIBOR + 3.85%, 5.85%, 5/21/2043 (a) (c)	3,000	1,299
Energy Transfer Operating L.P. Series A, 3 Month USD LIBOR + 4.03%, 6.25%, 2/15/2023 (c)	85,000	42,500
EnLink Midstream LLC 5.38%, 6/1/2029	124,000	66,139
EnLink Midstream Partners L.P.:
4.15%, 6/1/2025	75,000	36,337
Security Description	Principal Amount	Value
4.40%, 4/1/2024	$50,000	$25,143
4.85%, 7/15/2026	50,000	24,548
5.05%, 4/1/2045	75,000	27,296
5.45%, 6/1/2047	92,000	30,342
5.60%, 4/1/2044	12,000	4,023
EQM Midstream Partners L.P.:
4.75%, 7/15/2023	200,000	144,592
5.50%, 7/15/2028	100,000	55,672
Genesis Energy L.P./Genesis Energy Finance Corp.:
5.63%, 6/15/2024	150,000	104,460
6.00%, 5/15/2023	100,000	72,606
Hess Midstream Operations L.P.:
5.13%, 6/15/2028 (a)	40,000	28,207
5.63%, 2/15/2026 (a)	75,000	53,797
Holly Energy Partners L.P./Holly Energy Finance Corp. 5.00%, 2/1/2028 (a)	44,000	36,952
NGL Energy Partners L.P./NGL Energy Finance Corp.:
6.13%, 3/1/2025	46,000	15,304
7.50%, 11/1/2023	75,000	26,075
7.50%, 4/15/2026	25,000	8,705
NuStar Logistics L.P.:
4.80%, 9/1/2020	100,000	87,167
5.63%, 4/28/2027	40,000	30,987
6.00%, 6/1/2026	36,000	26,667
6.75%, 2/1/2021	16,000	12,752
PBF Logistics L.P./PBF Logistics Finance Corp. 6.88%, 5/15/2023	40,000	24,707
Plains All American Pipeline L.P. Series B, 3 Month USD LIBOR + 4.11%, 6.13%, 11/15/2022 (c)	100,000	50,250
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
5.50%, 8/15/2022	2,000	360
5.75%, 4/15/2025	115,000	14,270
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.:
4.75%, 10/1/2023 (a)	51,000	32,122
5.50%, 9/15/2024 (a)	50,000	27,555
5.50%, 1/15/2028 (a)	50,000	26,020
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.:
4.25%, 11/15/2023	16,000	13,759
5.00%, 1/15/2028 (b)	25,000	20,393
5.13%, 2/1/2025	30,000	25,599
5.25%, 5/1/2023	50,000	43,000
5.38%, 2/1/2027 (b)	50,000	41,128
5.50%, 3/1/2030 (a) (b)	130,000	100,100
5.88%, 4/15/2026 (b)	175,000	145,238

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.50%, 7/15/2027	$195,000	$166,429
		3,060,625
REAL ESTATE — 0.6%
Five Point Operating Co. L.P./Five Point Capital Corp. 7.88%, 11/15/2025 (a)	74,000	63,636
Greystar Real Estate Partners LLC 5.75%, 12/1/2025 (a)	98,000	88,980
Howard Hughes Corp. 5.38%, 3/15/2025 (a) (b)	100,000	96,744
Hunt Cos., Inc. 6.25%, 2/15/2026 (a)	100,000	74,709
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	109,000	97,717
Newmark Group, Inc. 6.13%, 11/15/2023	75,000	75,882
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.88%, 6/1/2023 (a) (b)	50,000	42,034
9.38%, 4/1/2027 (a)	79,000	66,632
WeWork Cos., Inc. 7.88%, 5/1/2025 (a)	50,000	18,536
		624,870
REAL ESTATE INVESTMENT TRUSTS — 3.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 5/15/2026 (a)	116,000	94,085
CBL & Associates L.P.:
4.60%, 10/15/2024	15,000	3,123
5.95%, 12/15/2026	40,000	7,415
CoreCivic, Inc.:
4.63%, 5/1/2023	40,000	36,219
4.75%, 10/15/2027	31,000	23,100
5.00%, 10/15/2022	50,000	47,850
ESH Hospitality, Inc.:
4.63%, 10/1/2027 (a) (b)	89,000	66,996
5.25%, 5/1/2025 (a) (b)	50,000	42,297
FelCor Lodging L.P. 6.00%, 6/1/2025	45,000	42,868
GEO Group Inc.:
5.13%, 4/1/2023	40,000	29,516
5.88%, 1/15/2022	25,000	22,376
5.88%, 10/15/2024	70,000	46,317
6.00%, 4/15/2026	8,000	5,189
HAT Holdings I LLC/HAT Holdings II LLC 5.25%, 7/15/2024 (a)	119,000	115,422
Iron Mountain US Holdings, Inc. 5.38%, 6/1/2026 (a)	72,000	70,914
Iron Mountain, Inc.:
4.38%, 6/1/2021 (a)	50,000	50,176
4.88%, 9/15/2027 (a) (b)	45,000	43,757
4.88%, 9/15/2029 (a)	90,000	84,514
Security Description	Principal Amount	Value
5.75%, 8/15/2024 (b)	$25,000	$24,930
6.00%, 8/15/2023	23,000	23,117
iStar, Inc.:
4.25%, 8/1/2025	35,000	28,831
4.75%, 10/1/2024	106,000	89,040
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.:
4.25%, 2/1/2027 (a)	60,000	47,656
5.25%, 3/15/2022 (a)	505,000	459,813
Mack-Cali Realty L.P. 3.15%, 5/15/2023	21,000	16,889
MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.:
4.50%, 9/1/2026	50,000	42,881
4.50%, 1/15/2028	91,000	76,438
5.75%, 2/1/2027	70,000	62,943
MPT Operating Partnership L.P./MPT Finance Corp.:
4.63%, 8/1/2029	73,000	67,403
5.00%, 10/15/2027	75,000	72,706
5.50%, 5/1/2024	25,000	24,309
6.38%, 3/1/2024	58,000	58,544
RHP Hotel Properties L.P./RHP Finance Corp. 5.00%, 4/15/2023	75,000	59,025
Ryman Hospitality Properties, Inc. 4.75%, 10/15/2027 (a)	105,000	78,363
SBA Communications Corp.:
3.88%, 2/15/2027 (a) (b)	25,000	25,087
4.00%, 10/1/2022	35,000	34,999
4.88%, 9/1/2024	150,000	152,188
Senior Housing Properties Trust 4.75%, 5/1/2024	25,000	23,174
Starwood Property Trust, Inc.:
3.63%, 2/1/2021	47,000	44,609
5.00%, 12/15/2021	80,000	73,242
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC 7.88%, 2/15/2025 (a)	195,000	179,324
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC:
6.00%, 4/15/2023 (a)	176,000	161,924
8.25%, 10/15/2023	19,000	14,631
VICI Properties L.P./VICI Note Co., Inc.:
3.75%, 2/15/2027 (a)	30,000	28,271
4.13%, 8/15/2030 (a) (b)	57,000	53,784
4.25%, 12/1/2026 (a) (b)	146,000	134,126
4.63%, 12/1/2029 (a) (b)	43,000	39,275
Washington Prime Group L.P. 6.45%, 8/15/2024 (b)	50,000	29,364
		3,059,020

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 4.0%
1011778 BC ULC/New Red Finance, Inc.:
3.88%, 1/15/2028 (a)	$51,000	$48,449
4.25%, 5/15/2024 (a)	100,000	100,675
4.38%, 1/15/2028 (a)	171,000	159,268
5.00%, 10/15/2025 (a)	300,000	289,182
Asbury Automotive Group, Inc.:
4.50%, 3/1/2028 (a)	39,000	33,299
4.75%, 3/1/2030 (a) (b)	25,000	21,392
Beacon Roofing Supply, Inc.:
4.50%, 11/15/2026 (a) (b)	33,000	30,417
4.88%, 11/1/2025 (a) (b)	100,000	90,404
Bed Bath & Beyond, Inc.:
3.75%, 8/1/2024	25,000	18,620
4.92%, 8/1/2034	25,000	9,742
5.17%, 8/1/2044	75,000	30,068
Brinker International, Inc.:
3.88%, 5/15/2023	25,000	16,248
5.00%, 10/1/2024 (a)	5,000	3,598
Carvana Co. 8.88%, 10/1/2023 (a)	57,000	54,456
CEC Entertainment, Inc. 8.00%, 2/15/2022	50,000	20,022
Ferrellgas L.P./Ferrellgas Finance Corp.:
6.50%, 5/1/2021 (b)	50,000	43,602
6.75%, 1/15/2022 (b)	25,000	21,371
FirstCash, Inc. 5.38%, 6/1/2024 (a)	25,000	23,594
GameStop Corp. 6.75%, 3/15/2021 (a) (b)	78,000	56,160
Golden Nugget, Inc. 8.75%, 10/1/2025 (a) (b)	230,000	118,710
Group 1 Automotive, Inc.:
5.00%, 6/1/2022	25,000	22,860
5.25%, 12/15/2023 (a)	75,000	76,969
Guitar Center, Inc. 9.50%, 10/15/2021 (a)	50,000	37,046
IRB Holding Corp. 6.75%, 2/15/2026 (a)	56,000	44,872
JC Penney Corp., Inc.:
5.88%, 7/1/2023 (a)	50,000	18,399
8.63%, 3/15/2025 (a)	19,000	2,827
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75%, 6/1/2027 (a) (b)	60,000	56,623
5.00%, 6/1/2024 (a)	136,000	132,657
5.25%, 6/1/2026 (a) (b)	50,000	50,385
KGA Escrow LLC 7.50%, 8/15/2023 (a)	14,000	12,681
L Brands, Inc.:
5.25%, 2/1/2028 (b)	55,000	42,523
5.63%, 10/15/2023 (b)	70,000	60,220
6.69%, 1/15/2027	25,000	18,071
Security Description	Principal Amount	Value
6.75%, 7/1/2036	$50,000	$37,401
6.88%, 11/1/2035	87,000	65,086
6.95%, 3/1/2033	40,000	24,870
7.50%, 6/15/2029 (b)	75,000	59,548
7.60%, 7/15/2037	81,000	50,181
Lithia Motors, Inc.:
4.63%, 12/15/2027 (a)	25,000	22,503
5.25%, 8/1/2025 (a)	162,000	151,300
Michaels Stores, Inc. 8.00%, 7/15/2027 (a) (b)	105,000	77,767
Murphy Oil USA, Inc. 4.75%, 9/15/2029	120,000	112,358
Party City Holdings, Inc.:
6.13%, 8/15/2023 (a) (b)	43,000	9,853
6.63%, 8/1/2026 (a)	54,000	5,563
Penske Automotive Group, Inc.:
5.38%, 12/1/2024	52,000	43,554
5.75%, 10/1/2022	35,000	32,359
PetSmart, Inc.:
5.88%, 6/1/2025 (a)	121,000	120,531
7.13%, 3/15/2023 (a)	150,000	141,403
8.88%, 6/1/2025 (a) (b)	50,000	45,763
PriSo Acquisition Corp. 9.00%, 5/15/2023 (a) (b)	141,000	97,397
QVC, Inc.:
4.38%, 3/15/2023	75,000	71,170
4.45%, 2/15/2025	141,000	115,617
4.85%, 4/1/2024	50,000	41,863
5.45%, 8/15/2034	60,000	45,946
5.95%, 3/15/2043	50,000	34,018
Reliance Intermediate Holdings L.P. 6.50%, 4/1/2023 (a)	100,000	101,419
Rite Aid Corp.:
6.13%, 4/1/2023 (a)	77,000	67,024
7.50%, 7/1/2025 (a)	23,000	22,260
Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/2025	45,000	36,706
Staples, Inc.:
7.50%, 4/15/2026 (a)	175,000	154,525
10.75%, 4/15/2027 (a) (b)	115,000	88,265
Suburban Propane Partners L.P./Suburban Energy Finance Corp.:
5.50%, 6/1/2024	65,000	60,588
5.88%, 3/1/2027	26,000	23,912
Yum! Brands, Inc.:
3.88%, 11/1/2020	25,000	24,660
3.88%, 11/1/2023	70,000	66,257
4.75%, 1/15/2030 (a)	126,000	118,410
7.75%, 4/1/2025 (a) (e)	20,000	21,137
		3,956,624

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SEMICONDUCTORS — 0.2%
Advanced Micro Devices, Inc. 7.50%, 8/15/2022	$10,000	$10,715
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	117,000	108,322
Qorvo, Inc.:
4.38%, 10/15/2029 (a)	40,000	37,333
5.50%, 7/15/2026 (b)	8,000	8,357
		164,727
SOFTWARE — 1.7%
ACI Worldwide, Inc. 5.75%, 8/15/2026 (a)	25,000	24,504
Camelot Finance SA 4.50%, 11/1/2026 (a)	71,000	68,795
CDK Global, Inc.:
5.00%, 10/15/2024	35,000	36,262
5.25%, 5/15/2029 (a)	11,000	11,218
5.88%, 6/15/2026	25,000	26,451
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. 5.75%, 3/1/2025 (a)	50,000	46,409
Donnelley Financial Solutions, Inc. 8.25%, 10/15/2024 (b)	20,000	18,123
Dun & Bradstreet Corp. 10.25%, 2/15/2027 (a)	115,000	122,730
Fair Isaac Corp. 4.00%, 6/15/2028 (a)	50,000	47,402
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings II LLC 10.00%, 11/30/2024 (a)	99,000	102,123
Infor US, Inc. 6.50%, 5/15/2022	125,000	122,676
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. 6.00%, 7/15/2025 (a)	25,000	25,037
MSCI, Inc.:
4.00%, 11/15/2029 (a)	17,000	16,884
5.38%, 5/15/2027 (a)	35,000	35,844
5.75%, 8/15/2025 (a)	50,000	52,180
Nuance Communications, Inc. 5.63%, 12/15/2026 (b)	35,000	34,089
Open Text Corp.:
3.88%, 2/15/2028 (a)	50,000	47,204
5.88%, 6/1/2026 (a) (b)	98,000	103,756
Open Text Holdings, Inc. 4.13%, 2/15/2030 (a)	50,000	47,085
PTC, Inc.:
3.63%, 2/15/2025 (a) (b)	26,000	24,474
4.00%, 2/15/2028 (a)	21,000	20,359
6.00%, 5/15/2024	60,000	61,748
Rackspace Hosting, Inc. 8.63%, 11/15/2024 (a) (b)	275,000	246,953
Security Description	Principal Amount	Value
Solera LLC/Solera Finance, Inc. 10.50%, 3/1/2024 (a)	$150,000	$146,923
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	158,000	164,612
Star Merger Sub, Inc. 6.88%, 8/15/2026 (a) (b)	75,000	78,337
		1,732,178
STORAGE & WAREHOUSING — 0.0% (g)
Mobile Mini, Inc. 5.88%, 7/1/2024	35,000	33,505
TELECOMMUNICATIONS — 10.2%
Altice France SA:
7.38%, 5/1/2026 (a)	500,000	499,810
8.13%, 2/1/2027 (a)	200,000	208,412
C&W Senior Financing DAC:
6.88%, 9/15/2027 (a)	200,000	172,000
7.50%, 10/15/2026 (a)	100,000	87,417
CenturyLink, Inc.:
4.00%, 2/15/2027 (a)	40,000	38,794
5.13%, 12/15/2026 (a)	42,000	42,010
Series G, 6.88%, 1/15/2028	100,000	102,491
Series P, 7.60%, 9/15/2039	150,000	145,650
Series S, 6.45%, 6/15/2021	100,000	101,500
Series T, 5.80%, 3/15/2022	75,000	75,913
Series U, 7.65%, 3/15/2042 (b)	135,000	130,464
Series W, 6.75%, 12/1/2023	50,000	53,166
Series Y, 7.50%, 4/1/2024 (b)	500,000	547,450
Cincinnati Bell, Inc.:
7.00%, 7/15/2024 (a) (b)	50,000	50,313
8.00%, 10/15/2025 (a)	20,000	20,498
CommScope Technologies LLC 5.00%, 3/15/2027 (a) (b)	320,000	277,110
CommScope, Inc.:
5.00%, 6/15/2021 (a)	2,000	1,994
5.50%, 3/1/2024 (a)	125,000	126,325
5.50%, 6/15/2024 (a)	50,000	46,173
6.00%, 3/1/2026 (a)	50,000	50,022
8.25%, 3/1/2027 (a) (b)	111,000	107,950
Connect Finco S.a.r.l./Connect US Finco LLC 6.75%, 10/1/2026 (a)	251,000	208,290
Consolidated Communications, Inc. 6.50%, 10/1/2022 (b)	50,000	44,572
Embarq Corp. 8.00%, 6/1/2036	200,000	197,950
Front Range BidCo, Inc.:
4.00%, 3/1/2027 (a) (e)	180,000	173,862
6.13%, 3/1/2028 (a) (e)	60,000	57,028
Frontier Communications Corp.:
7.13%, 1/15/2023	100,000	24,507
8.00%, 4/1/2027 (a)	148,000	145,941
8.50%, 4/1/2026 (a)	150,000	139,492

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 9.88%, 5/1/2024 (a)	$109,000	$86,117
GTT Communications, Inc. 7.88%, 12/31/2024 (a)	97,000	62,565
Hughes Satellite Systems Corp.:
5.25%, 8/1/2026 (b)	125,000	124,707
7.63%, 6/15/2021	105,000	107,001
Intelsat Connect Finance SA 9.50%, 2/15/2023 (a)	150,000	55,445
Intelsat Jackson Holdings SA:
5.50%, 8/1/2023	130,000	85,084
8.00%, 2/15/2024 (a)	25,000	24,465
8.50%, 10/15/2024 (a) (b)	350,000	220,419
9.50%, 9/30/2022 (a)	100,000	102,000
9.75%, 7/15/2025 (a) (b)	161,000	100,210
Intelsat Luxembourg SA:
7.75%, 6/1/2021	75,000	38,911
8.13%, 6/1/2023	100,000	21,536
Koninklijke KPN NV USD 10 year swap rate + 5.21%, 7.00%, 3/28/2073 (a) (c)	85,000	85,316
Level 3 Financing, Inc.:
4.63%, 9/15/2027 (a)	175,000	174,974
5.25%, 3/15/2026 (b)	100,000	100,912
5.38%, 8/15/2022	200,000	200,984
5.38%, 1/15/2024	105,000	105,455
5.63%, 2/1/2023 (b)	37,000	36,822
Millicom International Cellular SA 6.00%, 3/15/2025 (a)	25,000	23,271
Nokia Oyj 4.38%, 6/12/2027	35,000	33,634
Plantronics, Inc. 5.50%, 5/31/2023 (a) (b)	125,000	89,425
Qualitytech LP/QTS Finance Corp. 4.75%, 11/15/2025 (a)	150,000	144,946
Qwest Corp. 6.75%, 12/1/2021	15,000	15,165
Sable International Finance, Ltd. 5.75%, 9/7/2027 (a)	27,000	24,280
Sprint Capital Corp.:
6.88%, 11/15/2028	330,000	376,705
8.75%, 3/15/2032	275,000	363,910
Sprint Communications, Inc.:
6.00%, 11/15/2022	230,000	238,795
11.50%, 11/15/2021 (b)	75,000	82,793
Sprint Corp.:
7.13%, 6/15/2024	185,000	202,867
7.25%, 9/15/2021	205,000	211,416
7.25%, 2/1/2028 (a)	75,000	75,000
7.63%, 2/15/2025	100,000	110,667
7.88%, 9/15/2023	425,000	467,687
Telecom Italia Capital SA:
6.00%, 9/30/2034	81,000	80,198
6.38%, 11/15/2033	125,000	127,077
Security Description	Principal Amount	Value
7.20%, 7/18/2036	$96,000	$99,361
7.72%, 6/4/2038	105,000	110,473
Telecom Italia SpA 5.30%, 5/30/2024 (a)	125,000	127,101
Telesat Canada/Telesat LLC:
4.88%, 6/1/2027 (a)	50,000	48,367
6.50%, 10/15/2027 (a)	84,000	81,393
T-Mobile USA, Inc.:
4.50%, 2/1/2026	75,000	76,735
4.75%, 2/1/2028 (b)	95,000	98,892
5.13%, 4/15/2025	100,000	102,375
5.38%, 4/15/2027	50,000	51,459
6.00%, 3/1/2023 (b)	56,000	56,300
6.50%, 1/15/2024	59,000	59,904
6.50%, 1/15/2026	395,000	414,793
Trilogy International Partners LLC/Trilogy International Finance, Inc. 8.88%, 5/1/2022 (a)	95,000	88,510
ViaSat, Inc.:
5.63%, 9/15/2025 (a)	120,000	112,223
5.63%, 4/15/2027 (a) (b)	35,000	35,253
Vodafone Group PLC 5 year USD Swap + 4.87%, 7.00%, 4/4/2079 (c)	182,000	194,778
West Corp. 8.50%, 10/15/2025 (a)	100,000	73,147
Xplornet Communications, Inc. PIK 9.63%, 6/1/2022 (a)	61,275	58,211
		10,167,138
TEXTILES — 0.1%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC 7.50%, 5/1/2025 (a)	150,000	89,959
TOYS/GAMES/HOBBIES — 0.3%
Mattel, Inc.:
5.45%, 11/1/2041	103,000	80,338
5.88%, 12/15/2027 (a)	47,000	48,355
6.75%, 12/31/2025 (a) (b)	124,000	126,253
		254,946
TRANSPORTATION — 0.6%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	50,000	46,351
Global Ship Lease, Inc. 9.88%, 11/15/2022 (a)	73,000	67,921
Kenan Advantage Group, Inc. 7.88%, 7/31/2023 (a) (b)	157,000	131,704
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. 7.38%, 1/15/2022 (a)	75,000	29,408
Teekay Corp. 9.25%, 11/15/2022 (a)	13,000	12,331

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. 8.50%, 7/15/2023 (a)	$50,000	$44,094
Watco Cos. LLC/Watco Finance Corp. 6.38%, 4/1/2023 (a)	29,000	28,361
XPO Logistics, Inc.:
6.13%, 9/1/2023 (a)	90,000	87,146
6.50%, 6/15/2022 (a)	75,000	75,286
6.75%, 8/15/2024 (a)	75,000	73,460
		596,062
TRUCKING & LEASING — 0.1%
AerCap Global Aviation Trust 3 Month USD LIBOR + 4.30%, 6.50%, 6/15/2045 (a) (c)	50,000	41,620
Fortress Transportation & Infrastructure Investors LLC:
6.50%, 10/1/2025 (a)	50,000	36,625
6.75%, 3/15/2022 (a)	35,000	32,694
		110,939
TOTAL CORPORATE BONDS & NOTES (Cost $110,380,826)		96,096,540
	Shares
COMMON STOCKS — 0.0%(g)
ENERGY EQUIPMENT & SERVICES — 0.0% (g)
Weatherford International PLC (h) (cost $59,218)	2,574	15,315
TOTAL COMMON STOCKS (Cost $59,218)		15,315
SHORT-TERM INVESTMENTS — 20.0%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (i) (j)	1,446,476	1,445,174
State Street Navigator Securities Lending Portfolio II (k) (l)	18,463,695	18,463,695
TOTAL SHORT-TERM INVESTMENTS (Cost $19,909,821)		19,908,869
TOTAL INVESTMENTS — 116.6% (Cost $130,349,865)		116,020,724
LIABILITIES IN EXCESS OF OTHER ASSETS — (16.6)%		(16,547,363)
NET ASSETS — 100.0%		$99,473,361

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 57.7% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(e)	When-issued security.
(f)	Security is currently in default and/or issuer is in bankruptcy.
(g)	Amount is less than 0.05% of net assets.
(h)	Non-income producing security.
(i)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	The rate shown is the annualized seven-day yield at March 31, 2020.
(k)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(l)	Investment of cash collateral for securities loaned.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment in Kind
REIT	Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR PORTFOLIO HIGH YIELD BOND ETF (formerly, SPDR ICE BofAML Broad High Yield Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$96,096,540	$—	$96,096,540
Common Stocks	15,315	—	—	15,315
Short-Term Investments	19,908,869	—	—	19,908,869
TOTAL INVESTMENTS	$19,924,184	$96,096,540	$—	$116,020,724
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$16,344,520	$14,897,428	$(966)	$(952)	1,446,476	$1,445,174	$8,194
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,016,031	1,016,031	2,202,272	3,218,303	—	—	—	—	1,336
State Street Navigator Securities Lending Portfolio II	—	—	29,618,785	11,155,090	—	—	18,463,695	18,463,695	24,080
State Street Navigator Securities Lending Portfolio III	3,063,450	3,063,450	6,139,695	9,203,145	—	—	—	—	10,729
Total		$4,079,481	$54,305,272	$38,473,966	$(966)	$(952)		$19,908,869	$44,339
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.2%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc.:
3.75%, 10/1/2021	$768,000	$775,956
3.75%, 2/15/2023	598,000	598,072
4.20%, 4/15/2024 (a)	1,209,000	1,224,016
4.65%, 10/1/2028 (a)	685,000	698,515
4.75%, 3/30/2030	3,275,000	3,262,326
Omnicom Group, Inc.:
2.45%, 4/30/2030	950,000	852,559
4.20%, 6/1/2030 (b)	2,150,000	2,225,637
Omnicom Group, Inc./Omnicom Capital, Inc.:
3.60%, 4/15/2026	2,015,000	2,011,171
3.63%, 5/1/2022	808,000	820,823
3.65%, 11/1/2024 (a)	1,007,000	1,027,643
WPP Finance 2010:
3.63%, 9/7/2022	1,445,000	1,504,404
3.75%, 9/19/2024	512,500	517,758
		15,518,880
AEROSPACE & DEFENSE — 1.4%
Boeing Co 8.75%, 8/15/2021	458,000	471,424
Boeing Co.:
1.88%, 6/15/2023	468,000	429,554
2.13%, 3/1/2022	547,000	515,422
2.25%, 6/15/2026	436,000	384,303
2.30%, 8/1/2021	918,000	885,099
2.35%, 10/30/2021	914,000	881,407
2.60%, 10/30/2025	667,000	597,058
2.70%, 5/1/2022	882,000	834,663
2.70%, 2/1/2027	1,615,000	1,477,935
2.80%, 3/1/2023	564,000	519,839
2.80%, 3/1/2024	208,000	195,815
2.80%, 3/1/2027	679,000	623,790
2.85%, 10/30/2024	843,000	765,317
2.95%, 2/1/2030 (a)	742,000	685,838
3.10%, 5/1/2026	740,000	682,524
3.20%, 3/1/2029	819,000	768,247
3.25%, 3/1/2028	638,000	602,559
3.45%, 11/1/2028	663,000	573,323
Embraer Netherlands Finance B.V.:
5.05%, 6/15/2025	1,570,000	1,334,013
5.40%, 2/1/2027	898,000	783,747
Embraer SA 5.15%, 6/15/2022	414,000	376,893
General Dynamics Corp.:
1.88%, 8/15/2023 (a)	694,000	694,382
2.13%, 8/15/2026	684,000	683,316
2.25%, 11/15/2022	710,000	714,295
2.38%, 11/15/2024	777,000	778,795
2.63%, 11/15/2027 (a)	599,000	604,661
Security Description	Principal Amount	Value
3.25%, 4/1/2025	$935,000	$994,223
3.38%, 5/15/2023	1,181,000	1,225,571
3.50%, 5/15/2025	1,138,000	1,213,461
3.50%, 4/1/2027	1,710,000	1,853,691
3.63%, 4/1/2030	1,460,000	1,631,389
3.75%, 5/15/2028	278,000	295,456
3.88%, 7/15/2021	634,000	646,693
L3 Technologies, Inc. 4.40%, 6/15/2028	159,000	188,773
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	41,000	38,427
3.83%, 4/27/2025	781,000	812,615
3.85%, 6/15/2023 (c)	888,000	927,250
3.85%, 12/15/2026 (c)	933,000	980,116
3.95%, 5/28/2024 (c)	607,000	636,828
4.40%, 6/15/2028	1,108,000	1,189,737
4.40%, 6/15/2028 (a) (c)	1,381,000	1,455,974
Lockheed Martin Corp.:
2.90%, 3/1/2025	1,312,000	1,361,423
3.10%, 1/15/2023	633,000	649,084
3.35%, 9/15/2021 (a)	1,476,000	1,501,786
3.55%, 1/15/2026	2,641,000	2,830,677
Northrop Grumman Corp.:
2.55%, 10/15/2022	2,173,000	2,171,566
2.93%, 1/15/2025	2,380,000	2,417,271
3.20%, 2/1/2027	1,347,000	1,384,595
3.25%, 8/1/2023	1,207,000	1,234,302
3.25%, 1/15/2028	526,000	545,636
Raytheon Co.:
2.50%, 12/15/2022	1,520,000	1,530,154
3.15%, 12/15/2024 (a)	725,000	756,994
7.20%, 8/15/2027	155,000	194,134
Rockwell Collins, Inc.:
2.80%, 3/15/2022	838,000	846,581
3.20%, 3/15/2024	1,725,000	1,783,046
3.50%, 3/15/2027	1,762,000	1,819,177
3.70%, 12/15/2023	858,000	893,401
United Technologies Corp.:
3.13%, 5/4/2027	1,207,000	1,230,428
3.65%, 8/16/2023	334,000	352,317
3.95%, 8/16/2025	4,706,000	5,127,234
4.13%, 11/16/2028	4,273,000	4,686,370
6.70%, 8/1/2028	550,000	700,491
7.50%, 9/15/2029	35,000	46,350
		66,017,440
AGRICULTURE — 1.1%
Altria Group, Inc.:
2.63%, 9/16/2026	885,000	844,848
2.85%, 8/9/2022	2,779,000	2,792,728
2.95%, 5/2/2023	694,000	691,758
3.49%, 2/14/2022	1,121,000	1,134,284
3.80%, 2/14/2024	1,369,000	1,388,645
4.00%, 1/31/2024	1,798,000	1,849,800
4.40%, 2/14/2026	2,240,000	2,299,718
4.80%, 2/14/2029	4,051,000	4,206,883

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Archer-Daniels-Midland Co.:
2.50%, 8/11/2026	$1,378,000	$1,385,510
3.38%, 3/15/2022	785,000	800,457
4.48%, 3/1/2021	248,000	252,915
BAT Capital Corp.:
2.76%, 8/15/2022	2,366,000	2,325,210
2.79%, 9/6/2024	1,258,000	1,205,894
3.22%, 8/15/2024	777,000	752,874
3.22%, 9/6/2026	1,723,000	1,648,480
3.46%, 9/6/2029	865,000	798,317
3.56%, 8/15/2027	4,765,000	4,562,106
Bunge, Ltd. Finance Corp.:
3.00%, 9/25/2022	806,000	794,660
3.25%, 8/15/2026	1,174,000	1,050,448
3.75%, 9/25/2027	690,000	613,403
4.35%, 3/15/2024	703,000	687,084
Philip Morris International, Inc.:
2.13%, 5/10/2023	934,000	921,540
2.38%, 8/17/2022	1,119,000	1,128,332
2.50%, 8/22/2022	1,069,000	1,080,374
2.50%, 11/2/2022	1,057,000	1,060,795
2.63%, 2/18/2022	699,000	700,622
2.63%, 3/6/2023	936,000	940,427
2.75%, 2/25/2026	809,000	805,036
2.88%, 5/1/2024	1,471,000	1,488,373
2.90%, 11/15/2021	668,000	672,255
3.13%, 8/17/2027 (a)	615,000	632,909
3.13%, 3/2/2028 (a)	593,000	601,937
3.25%, 11/10/2024	1,326,000	1,395,801
3.38%, 8/11/2025 (a)	670,000	693,423
3.38%, 8/15/2029	1,198,000	1,261,242
3.60%, 11/15/2023	366,000	377,771
4.13%, 5/17/2021	700,000	714,266
Reynolds American, Inc.:
4.00%, 6/12/2022	1,328,000	1,346,818
4.45%, 6/12/2025	2,701,000	2,760,638
4.85%, 9/15/2023	820,000	853,456
		51,522,037
AIRLINES — 0.4%
American Airlines 2013-2 Pass Through Trust Class A, 4.95%, 7/15/2024	1,139,435	991,308
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	469,338	399,078
American Airlines 2015-1 Pass Through Trust Class A, 3.38%, 11/1/2028	659,330	560,147
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	513,887	463,593
Security Description	Principal Amount	Value
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	$712,317	$628,449
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	1,046,762	956,647
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	933,762	813,643
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	505,533	463,103
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	539,345	491,991
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	567,603	580,090
Continental Airlines 2012-1 Pass Through Trust Series A, Class A, 4.15%, 10/11/2025	164,579	164,388
Continental Airlines 2012-2 Pass Through Trust Series 2-A, Class A, 4.00%, 4/29/2026	1,027,432	964,368
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	412,315	398,012
Delta Air Lines 2019-1 Pass Through Trust Series AA, 3.20%, 10/25/2025	840,000	773,161
Delta Air Lines 2020-1 Pass Through Trust Series AA, 2.00%, 12/10/2029	500,000	455,680
Delta Air Lines, Inc.:
2.90%, 10/28/2024	706,000	581,109
3.40%, 4/19/2021	1,376,000	1,282,239
3.63%, 3/15/2022	1,284,000	1,190,358
3.75%, 10/28/2029	962,000	773,429
3.80%, 4/19/2023	323,000	302,089
4.38%, 4/19/2028	1,103,000	885,058
Latam Airlines 2015-1 Pass Through Trust Class A, 4.20%, 8/15/2029	307,598	276,839
Southwest Airlines Co.:
2.63%, 2/10/2030	477,000	399,850
2.75%, 11/16/2022	99,000	91,501
3.00%, 11/15/2026	711,000	619,025
3.45%, 11/16/2027	435,000	393,388

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Spirit Airlines Pass Through Trust 2015-1A Series A, 4.10%, 10/1/2029	$537,904	$520,831
United Airlines 2013-1 Pass Through Trust Series A, Class A, 4.30%, 2/15/2027	1,176,735	1,159,295
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	530,201	521,390
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	814,435	797,519
United Airlines 2016-1 Pass Through Trust Series AA, 3.10%, 1/7/2030	731,794	643,627
United Airlines 2016-2 Pass Through Trust Series AA, 2.88%, 4/7/2030	447,138	390,155
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	566,901	407,114
		20,338,474
APPAREL — 0.2%
NIKE, Inc.:
2.25%, 5/1/2023 (a)	545,000	550,477
2.38%, 11/1/2026	2,045,000	2,093,078
2.40%, 3/27/2025 (a)	1,875,000	1,955,044
2.75%, 3/27/2027 (a)	1,750,000	1,834,823
2.85%, 3/27/2030	1,095,000	1,160,021
Ralph Lauren Corp. 3.75%, 9/15/2025 (a)	636,000	661,217
Tapestry, Inc.:
3.00%, 7/15/2022	749,000	725,788
4.13%, 7/15/2027	578,000	493,468
4.25%, 4/1/2025	943,000	855,471
		10,329,387
AUTO MANUFACTURERS — 1.8%
American Honda Finance Corp.:
1.95%, 5/20/2022	881,000	872,243
Series GMTN, 1.70%, 9/9/2021	1,753,000	1,723,041
Series GMTN, 2.30%, 9/9/2026	953,000	910,820
Series GMTN, 3.45%, 7/14/2023	432,000	439,793
Series GMTN, 3.50%, 2/15/2028	825,000	826,147
Series GMTN, 3.55%, 1/12/2024	805,000	831,670
Series MTN, 1.65%, 7/12/2021	640,000	632,230
Security Description	Principal Amount	Value
Series MTN, 1.95%, 5/10/2023	$909,000	$889,811
Series MTN, 2.05%, 1/10/2023	1,186,000	1,167,427
Series MTN, 2.15%, 9/10/2024 (a)	1,058,000	1,015,066
Series MTN, 2.20%, 6/27/2022	463,000	452,268
Series MTN, 2.35%, 1/8/2027	959,000	903,349
Series MTN, 2.40%, 6/27/2024	636,000	617,950
Series MTN, 2.60%, 11/16/2022	690,000	682,741
Series MTN, 2.90%, 2/16/2024	721,000	714,727
Series MTN, 3.38%, 12/10/2021	682,000	685,164
Series MTN, 3.63%, 10/10/2023	1,276,000	1,294,208
Cummins, Inc. 3.65%, 10/1/2023 (a)	694,000	735,994
Ford Motor Co.:
4.35%, 12/8/2026 (a)	0	—
6.63%, 10/1/2028	1,168,000	856,763
Ford Motor Credit Co. LLC:
3.66%, 9/8/2024 (a)	0	—
3.82%, 11/2/2027 (a)	0	—
4.06%, 11/1/2024 (a)	0	—
Series GMTN, 4.39%, 1/8/2026	855,000	746,928
General Motors Co.:
4.00%, 4/1/2025	295,000	251,818
4.20%, 10/1/2027	1,263,000	1,047,317
4.88%, 10/2/2023	1,343,000	1,222,949
5.00%, 10/1/2028	880,000	756,800
General Motors Financial Co., Inc.:
2.90%, 2/26/2025	1,050,000	905,226
3.15%, 6/30/2022	1,526,000	1,384,708
3.20%, 7/6/2021	3,598,000	3,416,553
3.25%, 1/5/2023	1,394,000	1,259,521
3.45%, 1/14/2022	1,836,000	1,714,292
3.45%, 4/10/2022	2,381,000	2,210,401
3.50%, 11/7/2024	1,107,000	977,614
3.55%, 4/9/2021	1,015,000	971,040
3.55%, 7/8/2022	1,393,000	1,294,543
3.70%, 5/9/2023	1,104,000	993,258
3.85%, 1/5/2028 (a)	1,271,000	1,031,150
3.95%, 4/13/2024	1,699,000	1,539,634
4.00%, 1/15/2025	1,257,000	1,122,212
4.00%, 10/6/2026	1,102,000	933,251
4.15%, 6/19/2023	1,520,000	1,390,800
4.20%, 3/1/2021	875,000	841,312
4.20%, 11/6/2021	725,000	680,528
4.25%, 5/15/2023	1,234,000	1,115,030
4.30%, 7/13/2025	1,011,000	883,796

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.35%, 4/9/2025	$1,125,000	$974,925
4.35%, 1/17/2027 (a)	459,000	366,860
4.38%, 9/25/2021	1,806,000	1,720,197
5.10%, 1/17/2024	2,013,000	1,843,385
5.25%, 3/1/2026	2,455,000	2,162,094
5.65%, 1/17/2029 (a)	535,000	465,359
PACCAR Financial Corp.:
1.80%, 2/6/2025	1,102,000	1,078,582
3.15%, 8/9/2021	678,000	686,346
3.40%, 8/9/2023	609,000	624,322
Series MTN, 1.90%, 2/7/2023	575,000	565,185
Series MTN, 2.00%, 9/26/2022	595,000	584,582
Series MTN, 2.15%, 8/15/2024	607,000	588,608
Series MTN, 2.30%, 8/10/2022	342,000	341,566
Series MTN, 2.65%, 5/10/2022	795,000	796,654
Series MTN, 2.80%, 3/1/2021	394,000	396,191
Series MTN, 2.85%, 3/1/2022	104,000	103,609
Series MTN, 3.10%, 5/10/2021	180,000	181,714
Toyota Motor Corp.:
2.16%, 7/2/2022	843,000	836,248
2.36%, 7/2/2024 (a)	793,000	777,172
2.76%, 7/2/2029 (a)	674,000	663,229
3.18%, 7/20/2021	1,086,000	1,096,806
3.42%, 7/20/2023 (a)	1,053,000	1,079,599
3.67%, 7/20/2028	795,000	828,040
Toyota Motor Credit Corp.:
2.15%, 2/13/2030 (a)	1,220,000	1,125,572
3.00%, 4/1/2025 (b)	740,000	744,085
3.35%, 1/8/2024 (a)	981,000	1,012,117
3.65%, 1/8/2029 (a)	511,000	527,710
Series GMTN, 1.90%, 4/8/2021	888,000	892,831
Series GMTN, 2.70%, 1/11/2023	1,123,000	1,129,334
Series GMTN, 2.80%, 7/13/2022	637,000	638,771
Series GMTN, 3.05%, 1/11/2028	677,000	674,536
Series GMTN, 3.45%, 9/20/2023	1,019,000	1,049,529
Series MTN, 1.80%, 10/7/2021	687,000	684,307
Series MTN, 1.80%, 2/13/2025 (a)	1,220,000	1,174,067
Series MTN, 2.00%, 10/7/2024 (a)	689,000	667,882
Series MTN, 2.15%, 9/8/2022 (a)	700,000	695,716
Series MTN, 2.25%, 10/18/2023	1,066,000	1,055,095
Security Description	Principal Amount	Value
Series MTN, 2.60%, 1/11/2022	$1,678,000	$1,686,222
Series MTN, 2.63%, 1/10/2023	1,075,000	1,075,881
Series MTN, 2.65%, 4/12/2022	701,000	701,855
Series MTN, 2.75%, 5/17/2021 (a)	685,000	691,021
Series MTN, 2.90%, 3/30/2023 (b)	285,000	287,445
Series MTN, 2.90%, 4/17/2024	848,000	856,785
Series MTN, 3.20%, 1/11/2027 (a)	985,000	1,005,498
Series MTN, 3.30%, 1/12/2022	1,518,000	1,540,239
Series MTN, 3.38%, 4/1/2030 (b)	365,000	369,964
Series MTN, 3.40%, 9/15/2021	1,399,000	1,418,964
Series MTN, 3.40%, 4/14/2025	489,000	501,861
		85,910,653
AUTO PARTS & EQUIPMENT — 0.2%
Aptiv Corp. 4.15%, 3/15/2024 (a)	964,000	945,520
Aptiv PLC 4.25%, 1/15/2026	337,000	337,259
Aptiv PLC 4.35%, 3/15/2029 (a)	962,000	903,385
BorgWarner, Inc. 3.38%, 3/15/2025 (a)	950,000	918,612
Harman International Industries, Inc. 4.15%, 5/15/2025	518,000	523,750
Lear Corp.:
3.50%, 5/30/2030	525,000	452,251
3.80%, 9/15/2027	1,362,000	1,240,333
4.25%, 5/15/2029	500,000	438,480
Magna International, Inc.:
3.63%, 6/15/2024	1,001,000	1,042,612
4.15%, 10/1/2025	907,000	1,032,048
		7,834,250
BANKS — 27.5%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	2,175,000	2,165,800
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	357,000	357,925
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	684,000	688,850
2.63%, 5/19/2022	254,000	256,794
3.30%, 5/17/2021	1,062,000	1,073,905

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.05%, 11/21/2022	$1,991,000	$1,991,916
Series MTN, 2.30%, 6/1/2021	1,735,000	1,737,446
Series MTN, 2.63%, 11/9/2022	966,000	981,253
Series MTN, 3.70%, 11/16/2025 (a)	704,000	746,831
Banco Santander SA:
2.71%, 6/27/2024	1,878,000	1,833,829
3.13%, 2/23/2023	1,193,000	1,170,500
3.31%, 6/27/2029	1,437,000	1,382,466
3.50%, 4/11/2022	1,987,000	1,977,582
3.80%, 2/23/2028	1,333,000	1,308,100
3.85%, 4/12/2023	1,112,000	1,111,555
4.25%, 4/11/2027	1,594,000	1,618,819
4.38%, 4/12/2028 (a)	1,352,000	1,384,029
5.18%, 11/19/2025	1,444,000	1,472,418
Bancolombia SA 3.00%, 1/29/2025	937,000	835,261
Bank of America Corp.:
4.10%, 7/24/2023	2,615,000	2,783,537
5.70%, 1/24/2022	1,476,000	1,556,324
6.22%, 9/15/2026 (a)	495,000	568,522
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (d)	3,732,000	3,866,240
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (d)	7,785,000	7,931,903
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (d)	2,659,000	2,769,455
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (d)	1,621,000	1,634,616
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (d)	8,182,000	8,415,023
3 Month USD LIBOR + 1.51%, 3.71%, 4/24/2028 (d)	2,246,000	2,329,663
Series GMTN, 2.63%, 4/19/2021	2,357,000	2,369,233
Series GMTN, 3.30%, 1/11/2023	5,233,000	5,406,579
Series GMTN, 3.50%, 4/19/2026	2,814,000	2,976,931
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (d)	3,369,000	3,392,347
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (d)	1,616,000	1,672,932
Series L, 3.95%, 4/21/2025	2,822,000	2,941,596
Series L, 4.18%, 11/25/2027	2,293,000	2,412,236
Series MTN, 2.50%, 10/21/2022	2,683,000	2,685,012
Security Description	Principal Amount	Value
Series MTN, 3.25%, 10/21/2027	$3,178,000	$3,357,049
Series MTN, 3.88%, 8/1/2025 (a)	2,382,000	2,545,286
Series MTN, 4.00%, 4/1/2024 (a)	3,578,000	3,817,905
Series MTN, 4.00%, 1/22/2025	3,192,000	3,343,843
Series MTN, 4.13%, 1/22/2024	3,183,000	3,385,311
Series MTN, 4.20%, 8/26/2024	3,538,000	3,744,796
Series MTN, 4.25%, 10/22/2026 (a)	2,682,000	2,830,127
Series MTN, 4.45%, 3/3/2026	2,470,000	2,654,855
Series MTN, 5.00%, 5/13/2021 (a)	1,423,000	1,467,042
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (d)	3,421,000	3,461,676
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (d)	1,963,000	1,915,005
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (d)	2,813,000	2,807,149
Series MTN, 3 Month USD LIBOR + 0.94%, 3.86%, 7/23/2024 (d)	3,986,000	4,161,982
Series MTN, 3 Month USD LIBOR + 0.97%, 3.46%, 3/15/2025 (d)	3,049,000	3,142,452
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (d)	3,480,000	3,361,123
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (d)	3,739,000	3,910,919
Series MTN, 3 Month USD LIBOR + 1.07%, 3.97%, 3/5/2029 (d)	3,065,000	3,231,521
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (d)	2,010,000	2,054,763
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (d)	2,908,000	2,940,482
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (d)	2,855,000	2,910,101
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (d)	2,629,000	2,826,359
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (d)	3,589,000	3,888,430

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.58%, 3.82%, 1/20/2028 (d)	$3,088,000	$3,233,012
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (a) (d)	998,000	1,017,591
Bank of Montreal:
USD 5 Year Swap Rate + 1.28%, 4.34%, 10/5/2028 (d)	390,000	397,909
USD 5 Year Swap Rate + 1.43%, 3.80%, 12/15/2032 (d)	1,156,000	1,125,551
Series D, 3.10%, 4/13/2021	921,000	930,044
Series E, 3.30%, 2/5/2024	2,747,000	2,839,244
Series MTN, 1.90%, 8/27/2021	2,525,000	2,525,656
Series MTN, 2.05%, 11/1/2022	1,396,000	1,387,805
Series MTN, 2.35%, 9/11/2022	941,000	952,339
Series MTN, 2.50%, 6/28/2024 (a)	743,000	747,777
Series MTN, 2.55%, 11/6/2022	1,504,000	1,527,086
Series MTN, 2.90%, 3/26/2022	3,001,000	3,041,003
Bank of New York Mellon Corp.:
3.40%, 5/15/2024 (a)	580,000	608,188
3.55%, 9/23/2021	1,988,000	2,044,757
Series 0012, 3.65%, 2/4/2024 (a)	935,000	986,247
Series G, 3.00%, 2/24/2025	1,066,000	1,104,152
Series MTN, 1.85%, 1/27/2023 (a)	1,173,000	1,172,883
Series MTN, 1.95%, 8/23/2022	1,019,000	1,023,331
Series MTN, 2.05%, 5/3/2021	1,698,000	1,705,828
Series MTN, 2.10%, 10/24/2024	2,680,000	2,682,707
Series MTN, 2.20%, 8/16/2023 (a)	1,514,000	1,522,054
Series MTN, 2.45%, 8/17/2026	742,000	743,981
Series MTN, 2.60%, 2/7/2022	1,813,000	1,831,094
Series MTN, 2.80%, 5/4/2026	958,000	983,234
Series MTN, 2.95%, 1/29/2023	1,436,000	1,467,980
Series MTN, 3.00%, 10/30/2028	832,000	820,810
Series MTN, 3.25%, 9/11/2024	575,000	596,827
Series MTN, 3.25%, 5/16/2027 (a)	1,023,000	1,066,488
Series MTN, 3.30%, 8/23/2029	634,000	648,924
Security Description	Principal Amount	Value
Series MTN, 3.40%, 1/29/2028	$1,345,000	$1,397,294
Series MTN, 3.45%, 8/11/2023 (a)	445,000	465,515
Series MTN, 3.50%, 4/28/2023	877,000	915,307
Series MTN, 3.85%, 4/28/2028 (a)	947,000	1,060,072
Series MTN, 3.95%, 11/18/2025 (a)	738,000	791,800
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (d)	929,000	939,135
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (d)	1,301,000	1,348,174
Bank of Nova Scotia:
1.95%, 2/1/2023	1,300,000	1,293,799
2.00%, 11/15/2022	1,135,000	1,134,546
2.20%, 2/3/2025	1,677,000	1,682,551
2.38%, 1/18/2023	1,252,000	1,256,144
2.70%, 3/7/2022 (a)	2,395,000	2,436,960
2.70%, 8/3/2026	1,591,000	1,625,063
2.80%, 7/21/2021	1,040,000	1,051,440
3.40%, 2/11/2024 (a)	1,460,000	1,523,218
4.50%, 12/16/2025	1,270,000	1,330,350
Series BKNT, 2.45%, 9/19/2022 (a)	1,434,000	1,456,786
Series BKNT, 3.13%, 4/20/2021	1,575,000	1,591,034
BankUnited, Inc. 4.88%, 11/17/2025	783,000	818,713
Barclays Bank PLC Series BKNT, 3.75%, 5/15/2024	372,000	373,228
Barclays PLC:
3.20%, 8/10/2021	1,804,000	1,787,403
3.65%, 3/16/2025	2,100,000	2,094,372
3.68%, 1/10/2023	1,934,000	1,948,776
4.34%, 1/10/2028	1,614,000	1,652,639
4.38%, 9/11/2024	726,000	725,042
4.38%, 1/12/2026	3,384,000	3,513,675
4.84%, 5/9/2028 (a)	6,374,000	6,503,520
3 Month USD LIBOR + 1.36%, 4.34%, 5/16/2024 (d)	1,857,000	1,864,818
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (d)	4,188,000	4,238,549
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (d)	3,241,000	3,267,965
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (d)	2,183,000	2,332,907
BB&T Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.05%, 5/10/2021	$1,629,000	$1,626,540
Series MTN, 2.20%, 3/16/2023	1,349,000	1,347,597
Series MTN, 2.50%, 8/1/2024	1,347,000	1,348,051
Series MTN, 2.75%, 4/1/2022	1,277,000	1,286,016
Series MTN, 2.85%, 10/26/2024	979,000	1,002,065
Series MTN, 3.05%, 6/20/2022	1,847,000	1,885,916
Series MTN, 3.20%, 9/3/2021	1,497,000	1,543,706
Series MTN, 3.70%, 6/5/2025	1,419,000	1,502,480
Series MTN, 3.75%, 12/6/2023	1,267,000	1,324,699
Series MTN, 3.88%, 3/19/2029	1,061,000	1,086,581
Series MTN, 3.95%, 3/22/2022	340,000	348,840
BBVA USA:
2.50%, 8/27/2024	732,000	699,741
Series BKNT, 2.88%, 6/29/2022	751,000	741,823
Series BKNT, 3.50%, 6/11/2021	773,000	771,261
Series BKNT, 3.88%, 4/10/2025	707,000	666,072
BNP Paribas SA:
Series MTN, 3.25%, 3/3/2023	1,115,000	1,154,928
Series MTN, 4.25%, 10/15/2024 (a)	1,364,000	1,411,208
BPCE SA:
4.00%, 4/15/2024	2,082,000	2,216,768
Series MTN, 2.75%, 12/2/2021	1,286,000	1,284,778
Series MTN, 3.38%, 12/2/2026	914,000	898,316
Branch Banking & Trust Co.:
2.63%, 1/15/2022 (a)	1,091,000	1,096,673
Series BKNT, 2.85%, 4/1/2021	563,000	564,689
Series BKNT, 3.80%, 10/30/2026	681,000	716,010
Canadian Imperial Bank of Commerce:
2.25%, 1/28/2025	1,399,000	1,383,051
2.55%, 6/16/2022 (a)	902,000	913,825
3.10%, 4/2/2024 (a)	1,333,000	1,370,164
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (d)	925,000	918,238
Series BKNT, 3.50%, 9/13/2023	895,000	942,865
Capital One NA:
2.15%, 9/6/2022	1,868,000	1,818,367
Series BKNT, 2.25%, 9/13/2021	1,399,000	1,368,222
Security Description	Principal Amount	Value
Series BKNT, 2.65%, 8/8/2022	$884,000	$874,877
Series BKNT, 2.95%, 7/23/2021	1,392,000	1,396,273
CIT Bank NA Series BKNT, SOFR + 1.72%, 2.97%, 9/27/2025 (d)	884,000	756,554
Citibank NA:
Series BKNT, 3.40%, 7/23/2021	1,958,000	1,992,461
Series BKNT, 3.65%, 1/23/2024	2,789,000	2,922,565
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (d)	1,401,000	1,401,280
Citigroup, Inc.:
2.35%, 8/2/2021	2,078,000	2,078,914
2.70%, 10/27/2022	2,325,000	2,337,369
2.75%, 4/25/2022	4,447,000	4,490,047
2.90%, 12/8/2021	1,375,000	1,385,436
3.20%, 10/21/2026	3,922,000	4,060,878
3.30%, 4/27/2025	1,755,000	1,817,934
3.38%, 3/1/2023 (a)	1,002,000	1,022,912
3.40%, 5/1/2026	2,680,000	2,790,336
3.50%, 5/15/2023	1,491,000	1,510,920
3.70%, 1/12/2026	2,363,000	2,502,630
3.75%, 6/16/2024	875,000	906,535
3.88%, 10/25/2023	1,257,000	1,308,776
3.88%, 3/26/2025	1,863,000	1,905,253
4.00%, 8/5/2024	940,000	971,951
4.05%, 7/30/2022	1,160,000	1,186,100
4.13%, 7/25/2028	1,152,000	1,189,325
4.30%, 11/20/2026	1,187,000	1,241,020
4.40%, 6/10/2025	2,488,000	2,703,137
4.45%, 9/29/2027	4,756,000	4,941,484
4.50%, 1/14/2022	3,168,000	3,288,352
4.60%, 3/9/2026	2,015,000	2,151,839
5.50%, 9/13/2025	1,563,000	1,760,063
6.63%, 1/15/2028	91,000	109,599
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (d)	2,971,000	2,993,847
3 Month USD LIBOR + 0.90%, 3.35%, 4/24/2025 (d)	3,346,000	3,430,052
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (d)	3,837,000	3,844,290
3 Month USD LIBOR + 1.02%, 4.04%, 6/1/2024 (d)	1,507,000	1,580,436
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (d)	2,703,000	2,757,384
3 Month USD LIBOR + 1.19%, 4.08%, 4/23/2029 (d)	2,370,000	2,493,619

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.34%, 3.98%, 3/20/2030 (d)	$2,547,000	$2,674,070
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (d)	2,929,000	3,027,209
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (d)	2,985,000	3,114,579
SOFR + 0.87%, 2.31%, 11/4/2022 (d)	1,617,000	1,612,731
SOFR + 1.15%, 2.67%, 1/29/2031 (d)	2,863,000	2,771,470
SOFR + 1.42%, 2.98%, 11/5/2030 (d)	2,434,000	2,361,102
SOFR + 3.91%, 4.41%, 3/31/2031 (d)	7,850,000	8,676,762
Citizens Bank NA/Providence RI:
Series BKNT, 2.55%, 5/13/2021	1,167,000	1,165,366
Series BKNT, 2.65%, 5/26/2022	617,000	615,581
Series BKNT, 3.25%, 2/14/2022	728,000	737,653
Series BKNT, 3.70%, 3/29/2023	1,198,000	1,226,512
Series BKNT, 3.75%, 2/18/2026	522,000	531,955
Citizens Financial Group, Inc.:
2.38%, 7/28/2021	694,000	688,913
2.50%, 2/6/2030	675,000	623,882
2.85%, 7/27/2026	714,000	697,806
4.30%, 12/3/2025	862,000	889,222
Comerica Bank:
Series BKNT, 2.50%, 7/23/2024 (a)	595,000	589,627
Series BKNT, 4.00%, 7/27/2025	500,000	536,760
Comerica, Inc.:
3.70%, 7/31/2023 (a)	774,000	795,564
4.00%, 2/1/2029	1,174,000	1,159,865
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	1,404,000	1,416,468
2.75%, 1/10/2023	1,307,000	1,305,157
3.88%, 2/8/2022	2,549,000	2,627,662
3.95%, 11/9/2022	2,047,000	2,079,813
4.38%, 8/4/2025	1,340,000	1,352,971
4.63%, 12/1/2023	2,445,000	2,512,971
Series BKNT, 3.75%, 7/21/2026	1,580,000	1,524,558
Series GMTN, 1.88%, 7/19/2021	400,000	405,132
Series MTN, 3.38%, 5/21/2025	1,782,000	1,872,240
Credit Suisse AG:
2.10%, 11/12/2021	2,680,000	2,671,987
Security Description	Principal Amount	Value
3.00%, 10/29/2021	$2,478,000	$2,497,378
Series MTN, 3.63%, 9/9/2024	3,903,000	4,083,084
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 4/16/2021	1,845,000	1,856,808
3.75%, 3/26/2025	2,935,000	2,951,495
3.80%, 9/15/2022	2,053,000	2,080,551
3.80%, 6/9/2023	2,702,000	2,778,575
4.55%, 4/17/2026	2,297,000	2,417,064
Deutsche Bank AG:
3.30%, 11/16/2022	1,405,000	1,382,885
3.38%, 5/12/2021	909,000	859,496
3.70%, 5/30/2024 (a)	2,046,000	1,883,691
3.70%, 5/30/2024	1,034,000	999,950
3.95%, 2/27/2023	1,279,000	1,271,428
4.10%, 1/13/2026	162,000	148,123
4.10%, 1/13/2026	535,000	489,209
4.25%, 10/14/2021	3,628,000	3,442,827
SOFR + 2.58%, 3.96%, 11/26/2025 (d)	2,462,000	2,269,989
Series D, 5.00%, 2/14/2022 (a)	1,545,000	1,508,013
Series GMTN, 3.38%, 5/12/2021	771,000	744,177
Discover Bank:
2.45%, 9/12/2024	1,125,000	1,062,686
Series BKNT, 2.70%, 2/6/2030	921,000	804,530
Series BKNT, 3.20%, 8/9/2021	796,000	791,511
Series BKNT, 3.35%, 2/6/2023	268,000	266,711
Series BKNT, 3.45%, 7/27/2026	729,000	713,312
Series BKNT, 4.20%, 8/8/2023 (a)	994,000	1,030,977
Series BKNT, 4.25%, 3/13/2026	710,000	693,017
Series BKNT, 4.65%, 9/13/2028 (a)	939,000	933,253
Series BKNT, USD 5 Year Swap Rate + 1.73%, 4.68%, 8/9/2028 (d)	717,000	732,473
Fifth Third Bancorp:
2.38%, 1/28/2025	987,000	964,556
2.60%, 6/15/2022	794,000	788,116
3.50%, 3/15/2022	861,000	867,070
3.65%, 1/25/2024	2,087,000	2,169,562
3.95%, 3/14/2028 (a)	683,000	715,265
4.30%, 1/16/2024 (a)	934,000	985,090
Fifth Third Bank:
2.25%, 2/1/2027 (a)	700,000	662,970
Series BKNT, 1.80%, 1/30/2023	675,000	664,497
Series BKNT, 2.25%, 6/14/2021	1,683,000	1,687,325

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 2.88%, 10/1/2021	$922,000	$931,312
Series BKNT, 3.35%, 7/26/2021	927,000	940,330
Series BKNT, 3.85%, 3/15/2026	842,000	872,211
Series BKNT, 3.95%, 7/28/2025 (a)	770,000	816,123
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	765,000	786,864
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (d)	892,000	855,178
FNB Corp. 2.20%, 2/24/2023	745,000	730,592
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	3,296,000	3,287,430
2.60%, 2/7/2030 (a)	3,443,000	3,239,484
2.63%, 4/25/2021	1,777,000	1,778,759
3.00%, 4/26/2022	4,209,000	4,233,959
3.20%, 2/23/2023	2,414,000	2,459,287
3.50%, 1/23/2025	2,691,000	2,750,014
3.50%, 4/1/2025	3,535,000	3,630,233
3.50%, 11/16/2026	3,705,000	3,801,330
3.63%, 1/22/2023	2,707,000	2,788,156
3.63%, 2/20/2024 (a)	2,536,000	2,649,765
3.75%, 5/22/2025	3,285,000	3,379,444
3.75%, 2/25/2026	2,321,000	2,406,784
3.85%, 1/26/2027	3,930,000	4,017,796
4.00%, 3/3/2024	1,665,000	1,745,037
4.25%, 10/21/2025	2,456,000	2,547,019
5.25%, 7/27/2021	5,112,000	5,297,412
5.75%, 1/24/2022	6,549,000	6,938,469
5.95%, 1/15/2027	1,247,000	1,417,465
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (d)	3,970,000	3,980,441
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (d)	2,866,000	2,886,836
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (d)	1,949,000	1,953,950
3 Month USD LIBOR + 1.16%, 3.81%, 4/23/2029 (d)	3,504,000	3,620,228
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (d)	4,597,000	4,850,341
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (d)	3,341,000	3,414,903
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (d)	2,870,000	2,889,401
Series MTN, 3.85%, 7/8/2024	3,187,000	3,315,340
HSBC Holdings PLC:
Security Description	Principal Amount	Value
2.65%, 1/5/2022	$3,257,000	$3,251,040
2.95%, 5/25/2021	3,736,000	3,728,341
3.60%, 5/25/2023	2,384,000	2,420,022
3.90%, 5/25/2026	3,102,000	3,233,928
4.00%, 3/30/2022	2,065,000	2,115,716
4.25%, 3/14/2024	2,495,000	2,593,403
4.25%, 8/18/2025	2,481,000	2,555,356
4.30%, 3/8/2026	3,044,000	3,225,757
4.38%, 11/23/2026	2,009,000	2,120,700
4.88%, 1/14/2022	2,777,000	2,846,647
4.95%, 3/31/2030	3,600,000	3,976,452
5.10%, 4/5/2021	2,411,000	2,465,103
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (d)	357,000	352,841
3 Month USD LIBOR + 0.99%, 3.95%, 5/18/2024 (d)	1,451,000	1,483,488
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (d)	4,376,000	4,361,078
3 Month USD LIBOR + 1.14%, 2.63%, 11/7/2025 (d)	2,506,000	2,465,277
3 Month USD LIBOR + 1.21%, 3.80%, 3/11/2025 (a) (d)	3,329,000	3,409,462
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (d)	2,382,000	2,468,467
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (d)	4,984,000	5,277,657
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (d)	2,967,000	3,022,572
3 Month USD LIBOR + 1.61%, 3.97%, 5/22/2030 (d)	2,395,000	2,421,058
HSBC USA, Inc. 3.50%, 6/23/2024	763,000	771,103
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	1,219,000	1,207,919
2.55%, 2/4/2030	1,219,000	1,106,303
2.63%, 8/6/2024	732,000	739,832
4.00%, 5/15/2025 (a)	1,012,000	1,060,323
Huntington National Bank:
1.80%, 2/3/2023	942,000	923,932
3.25%, 5/14/2021	1,040,000	1,048,081
Series BKNT, 2.50%, 8/7/2022	686,000	687,832
Series BKNT, 3.13%, 4/1/2022	713,000	724,529
Series BKNT, 3.55%, 10/6/2023 (a)	787,000	816,930
ING Groep NV:
3.15%, 3/29/2022	1,779,000	1,781,010

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 4/9/2024	$1,412,000	$1,420,627
3.95%, 3/29/2027	1,951,000	1,982,645
4.05%, 4/9/2029 (a)	1,207,000	1,244,598
4.10%, 10/2/2023	1,897,000	1,944,539
4.55%, 10/2/2028	1,437,000	1,523,709
Intesa Sanpaolo SpA 5.25%, 1/12/2024	235,000	230,979
JPMorgan Chase & Co.:
2.40%, 6/7/2021	1,775,000	1,783,556
2.70%, 5/18/2023	2,731,000	2,802,388
2.95%, 10/1/2026	4,251,000	4,368,583
2.97%, 1/15/2023	2,017,000	2,044,229
3.13%, 1/23/2025	3,272,000	3,386,945
3.20%, 1/25/2023	3,483,000	3,582,649
3.20%, 6/15/2026	2,123,000	2,206,434
3.25%, 9/23/2022 (a)	3,592,000	3,690,421
3.30%, 4/1/2026	3,069,000	3,199,801
3.38%, 5/1/2023	2,753,000	2,854,889
3.63%, 5/13/2024	2,726,000	2,896,511
3.63%, 12/1/2027	1,460,000	1,537,307
3.88%, 2/1/2024 (a)	1,917,000	2,050,615
3.88%, 9/10/2024	4,279,000	4,513,232
3.90%, 7/15/2025	3,231,000	3,476,330
4.13%, 12/15/2026	2,244,000	2,451,480
4.25%, 10/1/2027	1,756,000	1,899,448
4.35%, 8/15/2021	2,370,000	2,436,313
4.50%, 1/24/2022	4,261,000	4,451,339
4.63%, 5/10/2021 (a)	1,968,000	2,015,075
7.63%, 10/15/2026	459,000	573,704
7.75%, 7/15/2025	55,000	67,600
8.00%, 4/29/2027	433,000	571,872
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (d)	1,759,000	1,785,473
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (a) (d)	2,639,000	2,684,839
3 Month USD LIBOR + 0.73%, 3.56%, 4/23/2024 (a) (d)	2,334,000	2,440,827
3 Month USD LIBOR + 0.89%, 3.80%, 7/23/2024 (d)	3,565,000	3,733,660
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (d)	1,808,000	1,828,539
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (d)	3,346,000	3,474,620
3 Month USD LIBOR + 1.00%, 4.02%, 12/5/2024 (d)	3,558,000	3,764,079
3 Month USD LIBOR + 1.12%, 4.01%, 4/23/2029 (d)	4,272,000	4,597,612
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (d)	$2,490,000	$2,559,147
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (d)	2,764,000	2,927,656
3 Month USD LIBOR + 1.25%, 3.96%, 1/29/2027 (d)	2,512,000	2,698,943
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (d)	3,959,000	4,326,356
3 Month USD LIBOR + 1.33%, 4.45%, 12/5/2029 (d)	1,392,000	1,555,115
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (d)	5,240,000	5,563,937
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (d)	3,210,000	3,347,067
SOFR + 1.51%, 2.74%, 10/15/2030 (d)	3,664,000	3,676,494
SOFR + 1.59%, 2.01%, 3/13/2026 (d)	6,490,000	6,486,301
SOFR + 1.16%, 2.30%, 10/15/2025 (d)	3,066,000	3,057,844
Series MTN, 2.30%, 8/15/2021	3,542,000	3,513,593
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023 (a)	2,405,000	2,369,935
Series BKNT, 2.30%, 9/14/2022	1,038,000	1,038,405
Series BKNT, 2.40%, 6/9/2022	789,000	784,700
Series BKNT, 2.50%, 11/22/2021	681,000	687,088
Series BKNT, 3.18%, 10/15/2027	400,000	396,716
Series BKNT, 3.30%, 2/1/2022	756,000	768,640
Series BKNT, 3.30%, 6/1/2025	849,000	882,357
Series BKNT, 3.35%, 6/15/2021	1,056,000	1,070,414
Series BKNT, 3.38%, 3/7/2023	708,000	720,850
Series BKNT, 3.90%, 4/13/2029	550,000	543,631
Series BKNT, 6.95%, 2/1/2028	146,000	169,715
Series MTN, 3.40%, 5/20/2026	697,000	708,298
KeyCorp.:
Series MTN, 2.25%, 4/6/2027 (a)	729,000	678,393

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.55%, 10/1/2029	$956,000	$858,297
Series MTN, 4.10%, 4/30/2028	2,025,000	2,130,847
Series MTN, 4.15%, 10/29/2025	475,000	497,529
Lloyds Bank PLC:
2.25%, 8/14/2022	833,000	829,326
3.30%, 5/7/2021	1,470,000	1,470,588
3.50%, 5/14/2025	505,000	511,954
Lloyds Banking Group PLC:
3.00%, 1/11/2022	2,044,000	2,020,065
3.10%, 7/6/2021	1,996,000	1,989,014
3.75%, 1/11/2027	1,526,000	1,547,349
3.90%, 3/12/2024	1,217,000	1,234,817
4.05%, 8/16/2023	2,342,000	2,387,130
4.38%, 3/22/2028	1,588,000	1,676,245
4.45%, 5/8/2025	1,918,000	2,005,499
4.50%, 11/4/2024	1,353,000	1,361,402
4.55%, 8/16/2028	1,455,000	1,528,085
4.58%, 12/10/2025	1,485,000	1,503,934
4.65%, 3/24/2026	1,776,000	1,794,826
1 year CMT + 1.15%, 2.44%, 2/5/2026 (a) (d)	1,114,000	1,052,017
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (d)	2,582,000	2,533,329
3 Month USD LIBOR + 1.21%, 3.57%, 11/7/2028 (d)	2,179,000	2,145,836
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (d)	1,912,000	1,883,224
M&T Bank Corp. 3.55%, 7/26/2023	817,000	883,406
Manufacturers & Traders Trust Co.:
Series BKNT, 2.50%, 5/18/2022	726,000	730,654
Series BKNT, 2.90%, 2/6/2025 (a)	803,000	828,190
Series BKNT, 3.40%, 8/17/2027	535,000	553,645
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	1,143,000	1,137,994
2.19%, 2/25/2025	7,190,000	7,153,762
2.53%, 9/13/2023	695,000	692,630
2.56%, 2/25/2030	3,378,000	3,237,070
2.62%, 7/18/2022	2,366,000	2,366,284
2.67%, 7/25/2022	2,411,000	2,419,921
2.76%, 9/13/2026 (a)	958,000	952,003
2.80%, 7/18/2024 (a)	880,000	883,705
3.00%, 2/22/2022	1,319,000	1,340,223
3.20%, 7/18/2029	4,076,000	4,115,089
3.22%, 3/7/2022	1,680,000	1,706,611
Security Description	Principal Amount	Value
3.29%, 7/25/2027 (a)	$1,092,000	$1,094,173
3.41%, 3/7/2024	2,616,000	2,703,008
3.46%, 3/2/2023	1,850,000	1,898,618
3.54%, 7/26/2021	966,000	974,298
3.68%, 2/22/2027	1,221,000	1,264,919
3.74%, 3/7/2029	2,089,000	2,216,262
3.76%, 7/26/2023	2,342,000	2,426,148
3.78%, 3/2/2025 (a)	832,000	867,077
3.85%, 3/1/2026	391,000	410,996
3.96%, 3/2/2028 (a)	780,000	826,129
4.05%, 9/11/2028	798,000	846,103
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	979,000	968,074
2.60%, 9/11/2022	877,000	876,544
2.84%, 9/13/2026 (a)	1,231,000	1,196,618
2.95%, 2/28/2022	1,795,000	1,787,497
3.17%, 9/11/2027 (a)	697,000	697,181
3.55%, 3/5/2023	893,000	907,056
3.66%, 2/28/2027 (a)	985,000	1,003,666
4.02%, 3/5/2028	1,255,000	1,346,916
3 Month USD LIBOR + 0.83%, 2.23%, 5/25/2026 (d)	3,350,000	3,284,407
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (d)	666,000	664,388
3 Month USD LIBOR + 0.98%, 2.84%, 7/16/2025 (d)	845,000	841,121
3 Month USD LIBOR + 1.00%, 3.92%, 9/11/2024 (d)	1,423,000	1,476,064
3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (a) (d)	1,200,000	1,129,980
3 Month USD LIBOR + 1.10%, 2.56%, 9/13/2025 (d)	726,000	715,894
3 Month USD LIBOR + 1.13%, 3.15%, 7/16/2030 (d)	905,000	884,276
3 Month USD LIBOR + 1.27%, 4.25%, 9/11/2029 (d)	501,000	532,834
Morgan Stanley:
2.75%, 5/19/2022	4,042,000	4,065,080
3.63%, 1/20/2027	3,871,000	4,140,576
3.95%, 4/23/2027	2,166,000	2,226,886
4.88%, 11/1/2022	4,807,000	5,026,872
5.00%, 11/24/2025	2,492,000	2,703,421
3 Month USD LIBOR + 0.85%, 3.74%, 4/24/2024 (d)	3,397,000	3,523,776
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (d)	4,091,000	4,243,431

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 3.12%, 3.62%, 4/1/2031 (d)	$4,500,000	$4,730,490
Series F, 3.88%, 4/29/2024	4,397,000	4,650,795
Series GMTN, 3.13%, 1/23/2023	3,264,000	3,340,998
Series GMTN, 3.70%, 10/23/2024	3,951,000	4,172,296
Series GMTN, 3.75%, 2/25/2023 (a)	2,907,000	3,006,768
Series GMTN, 3.88%, 1/27/2026	3,807,000	4,063,363
Series GMTN, 4.00%, 7/23/2025	3,426,000	3,651,362
Series GMTN, 4.35%, 9/8/2026	2,900,000	3,147,167
Series GMTN, 5.50%, 7/28/2021	3,036,000	3,153,827
Series GMTN, 3 Month USD LIBOR + 1.14%, 3.77%, 1/24/2029 (d)	3,650,000	3,827,390
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (d)	2,791,000	3,086,316
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (d)	3,947,000	3,835,103
Series MTN, 2.63%, 11/17/2021	3,955,000	3,968,328
Series MTN, 3.13%, 7/27/2026	1,096,000	1,138,525
Series MTN, 4.10%, 5/22/2023	2,554,000	2,616,164
Series MTN, 6.25%, 8/9/2026	1,177,000	1,404,491
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (d)	2,707,000	2,719,994
MUFG Americas Holdings Corp.:
3.00%, 2/10/2025	360,000	329,299
3.50%, 6/18/2022	64,000	62,564
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022	1,261,000	1,228,769
Series BKNT, 3.15%, 4/1/2022	931,000	931,996
National Australia Bank, Ltd.:
1.88%, 12/13/2022	1,235,000	1,230,270
2.80%, 1/10/2022	1,189,000	1,201,948
2.88%, 4/12/2023	958,000	976,384
3.00%, 1/20/2023	986,000	1,004,734
3.38%, 9/20/2021	752,000	765,235
3.38%, 1/14/2026	703,000	740,941
3.63%, 6/20/2023 (a)	895,000	931,230
3.70%, 11/4/2021	831,000	852,315
Series BKNT, 1.88%, 7/12/2021	1,349,000	1,339,786
Series BKNT, 2.50%, 7/12/2026 (a)	1,671,000	1,681,778
Security Description	Principal Amount	Value
Series GMTN, 2.50%, 5/22/2022	$1,414,000	$1,423,332
National Bank of Canada Series MTN, 2.10%, 2/1/2023	998,000	977,371
Northern Trust Corp.:
2.38%, 8/2/2022	695,000	716,844
3.15%, 5/3/2029 (a)	827,000	854,250
3.38%, 8/23/2021	400,000	407,816
3.65%, 8/3/2028	460,000	497,306
3.95%, 10/30/2025	940,000	929,453
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (d)	703,000	683,443
People's United Bank NA 4.00%, 7/15/2024	820,000	880,598
PNC Bank NA:
3.80%, 7/25/2023	849,000	896,120
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (d)	1,015,000	971,203
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (d)	791,000	786,990
Series BKNT, 2.15%, 4/29/2021	1,394,000	1,394,530
Series BKNT, 2.45%, 7/28/2022	844,000	847,908
Series BKNT, 2.55%, 12/9/2021	703,000	708,392
Series BKNT, 2.63%, 2/17/2022	901,000	909,379
Series BKNT, 2.70%, 11/1/2022	1,162,000	1,169,158
Series BKNT, 2.70%, 10/22/2029	1,285,000	1,232,482
Series BKNT, 2.95%, 1/30/2023	980,000	997,836
Series BKNT, 2.95%, 2/23/2025 (a)	1,290,000	1,328,094
Series BKNT, 3.10%, 10/25/2027	1,181,000	1,215,367
Series BKNT, 3.25%, 1/22/2028 (a)	904,000	932,250
Series BKNT, 3.30%, 10/30/2024	1,130,000	1,173,336
Series BKNT, 3.50%, 6/8/2023 (a)	931,000	963,818
Series BKNT, 4.05%, 7/26/2028	1,841,000	1,949,545
Series BKNT, 4.20%, 11/1/2025	699,000	801,208
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/22/2022 (d)	1,121,000	1,122,009
Series MTN, 3.25%, 6/1/2025	1,095,000	1,145,458
PNC Financial Services Group, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 11/1/2024 (a)	$1,160,000	$1,172,806
2.55%, 1/22/2030	2,883,000	2,788,466
2.60%, 7/23/2026	712,000	718,686
2.85%, 11/9/2022 (e)	1,576,000	1,594,912
3.15%, 5/19/2027	1,135,000	1,182,818
3.30%, 3/8/2022	1,051,000	1,066,387
3.45%, 4/23/2029	1,025,000	1,040,744
3.50%, 1/23/2024	1,405,000	1,445,857
3.90%, 4/29/2024	769,000	806,443
Regions Bank Series BKNT, 2.75%, 4/1/2021	1,193,000	1,186,462
Regions Financial Corp.:
2.75%, 8/14/2022	955,000	945,326
3.80%, 8/14/2023	1,046,000	1,062,203
Royal Bank of Canada:
Series GMTN, 1.95%, 1/17/2023	1,238,000	1,225,335
Series GMTN, 2.25%, 11/1/2024	2,322,000	2,326,481
Series GMTN, 2.55%, 7/16/2024	1,986,000	2,010,765
Series GMTN, 2.75%, 2/1/2022	1,765,000	1,798,782
Series GMTN, 2.80%, 4/29/2022	1,272,000	1,289,248
Series GMTN, 3.20%, 4/30/2021	1,822,000	1,842,953
Series GMTN, 3.70%, 10/5/2023	1,666,000	1,746,718
Series GMTN, 4.65%, 1/27/2026 (a)	1,476,000	1,582,316
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	3,182,000	3,263,300
4.80%, 4/5/2026	1,253,000	1,348,817
5.13%, 5/28/2024	2,872,000	2,890,611
6.00%, 12/19/2023	2,225,000	2,305,545
6.10%, 6/10/2023	1,638,000	1,686,157
6.13%, 12/15/2022	4,268,000	4,375,639
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (d)	1,793,000	1,788,948
3 Month USD LIBOR + 1.55%, 4.52%, 6/25/2024 (a) (d)	1,352,000	1,375,173
3 Month USD LIBOR + 1.75%, 4.89%, 5/18/2029 (d)	2,088,000	2,214,616
3 Month USD LIBOR + 1.76%, 4.27%, 3/22/2025 (d)	2,494,000	2,512,231
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (a) (d)	1,701,000	1,770,520
Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.91%, 5.08%, 1/27/2030 (a) (d)	$1,785,000	$1,933,441
5 year CMT + 2.10%, 3.75%, 11/1/2029 (d)	1,088,000	1,004,398
Santander Holdings USA, Inc.:
3.24%, 10/5/2026	1,182,000	1,064,687
3.40%, 1/18/2023	801,000	773,470
3.70%, 3/28/2022	767,000	757,865
4.40%, 7/13/2027	2,087,000	1,994,379
4.45%, 12/3/2021	1,195,000	1,206,759
4.50%, 7/17/2025	924,000	941,621
3.50%, 6/7/2024 (a)	1,207,000	1,177,247
Santander UK Group Holdings PLC:
2.88%, 8/5/2021	2,051,000	2,040,663
3.57%, 1/10/2023	1,153,000	1,148,353
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (d)	1,336,000	1,320,476
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (d)	1,290,000	1,303,416
3 Month USD LIBOR + 1.57%, 4.80%, 11/15/2024 (a) (d)	1,170,000	1,195,740
Santander UK PLC:
2.10%, 1/13/2023	1,343,000	1,299,836
2.88%, 6/18/2024	1,251,000	1,251,113
3.40%, 6/1/2021	1,268,000	1,271,005
3.75%, 11/15/2021	822,000	800,332
4.00%, 3/13/2024	1,057,000	1,075,064
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	1,255,000	1,242,576
2.80%, 3/11/2022	535,000	535,679
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	881,000	888,189
3.20%, 7/18/2022	1,255,000	1,276,021
3.95%, 7/19/2023	265,000	275,918
3.95%, 1/10/2024 (a)	580,000	606,500
Series GMTN, 3.40%, 7/11/2024	260,000	267,862
Series GMTN, 3.65%, 7/23/2025	600,000	631,242
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	2,045,000	2,030,133
2.35%, 1/15/2025	5,119,000	5,062,589
2.44%, 10/19/2021	1,986,000	1,984,570
2.45%, 9/27/2024 (a)	879,000	870,456
2.63%, 7/14/2026	2,793,000	2,754,066
2.70%, 7/16/2024	2,492,000	2,491,576
2.72%, 9/27/2029 (a)	739,000	720,843
2.75%, 1/15/2030 (a)	1,514,000	1,476,862
2.78%, 7/12/2022	2,877,000	2,896,103

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.78%, 10/18/2022	$2,158,000	$2,184,781
2.85%, 1/11/2022	720,000	724,025
3.01%, 10/19/2026	1,815,000	1,834,058
3.04%, 7/16/2029	2,868,000	2,847,522
3.10%, 1/17/2023	1,830,000	1,846,013
3.20%, 9/17/2029	1,017,000	964,797
3.35%, 10/18/2027	1,024,000	1,044,961
3.36%, 7/12/2027 (a)	1,426,000	1,442,242
3.45%, 1/11/2027 (a)	1,611,000	1,647,956
3.54%, 1/17/2028	452,000	463,558
3.75%, 7/19/2023	702,000	729,083
3.78%, 3/9/2026	1,984,000	2,097,663
3.94%, 10/16/2023	893,000	927,675
3.94%, 7/19/2028	775,000	821,461
4.31%, 10/16/2028	968,000	1,053,010
SunTrust Bank:
Series BKNT, 4.05%, 11/3/2025	759,000	806,407
Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (d)	694,000	713,779
SunTrust Banks, Inc.:
2.70%, 1/27/2022	1,064,000	1,068,235
2.90%, 3/3/2021	723,000	724,923
4.00%, 5/1/2025	1,232,000	1,320,913
SVB Financial Group 3.50%, 1/29/2025	435,000	448,276
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021	1,229,000	1,205,157
Series BKNT, 3.35%, 5/24/2021	1,355,000	1,368,008
Series BKNT, 3.90%, 11/20/2023	1,800,000	1,874,790
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	1,054,000	1,009,764
Series BKNT, 3.65%, 5/24/2021	791,000	781,540
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (d)	705,000	683,878
Synovus Financial Corp. 3.13%, 11/1/2022	495,000	495,257
Toronto-Dominion Bank:
1.80%, 7/13/2021	2,501,000	2,512,730
USD 5 Year swap Rate + 2.21%, 3.63%, 9/15/2031 (d)	964,000	958,515
Series GMTN, 3.25%, 3/11/2024	1,675,000	1,762,201
Series GMTN, 3.50%, 7/19/2023	2,288,000	2,416,403
Series MTN, 1.90%, 12/1/2022 (a)	1,491,000	1,487,809
Series MTN, 2.65%, 6/12/2024	2,275,000	2,311,559
Security Description	Principal Amount	Value
Series MTN, 3.25%, 6/11/2021	$1,432,000	$1,459,165
Truist Bank:
2.25%, 3/11/2030	2,160,000	1,988,410
Series BKNT, 1.25%, 3/9/2023	3,070,000	3,013,972
Series BKNT, 1.50%, 3/10/2025 (a)	2,170,000	2,112,018
Series BKNT, 2.15%, 12/6/2024	531,000	525,616
Series BKNT, 2.45%, 8/1/2022	985,000	988,674
Series BKNT, 2.75%, 5/1/2023	838,000	851,626
Series BKNT, 2.80%, 5/17/2022	1,628,000	1,649,815
Series BKNT, 3.00%, 2/2/2023	484,000	493,264
Series BKNT, 3.30%, 5/15/2026	953,000	980,475
Series BKNT, 3.63%, 9/16/2025	1,303,000	1,370,743
Series BKNT, 3 Month USD LIBOR + 0.74%, 3.69%, 8/2/2024 (d)	1,075,000	1,105,724
Series BKNT, 5 year CMT + 1.15%, 2.64%, 9/17/2029 (d)	1,240,000	1,176,115
Series BNKT, 3.20%, 4/1/2024	1,534,000	1,590,712
US Bancorp:
2.40%, 7/30/2024	1,641,000	1,643,133
3.38%, 2/5/2024 (a)	1,856,000	1,936,291
Series DMTN, 3.00%, 7/30/2029	1,276,000	1,280,785
Series MTN, 2.95%, 7/15/2022	1,676,000	1,695,693
Series MTN, 3.00%, 3/15/2022	1,434,000	1,461,662
Series MTN, 3.10%, 4/27/2026 (a)	1,195,000	1,212,901
Series MTN, 3.60%, 9/11/2024	1,188,000	1,266,360
Series MTN, 3.70%, 1/30/2024	900,000	947,925
Series MTN, 3.90%, 4/26/2028 (a)	1,019,000	1,098,788
Series MTN, 3.95%, 11/17/2025	898,000	971,079
Series MTN, 4.13%, 5/24/2021	1,363,000	1,395,617
Series V, 2.38%, 7/22/2026	1,862,000	1,847,867
Series V, 2.63%, 1/24/2022	1,706,000	1,738,175
Series X, 3.15%, 4/27/2027	1,466,000	1,504,849
US Bank NA:
1.95%, 1/9/2023 (a)	791,000	789,046

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 1.80%, 1/21/2022	$2,954,000	$2,949,510
Series BKNT, 2.05%, 1/21/2025	1,199,000	1,189,276
Series BKNT, 2.65%, 5/23/2022	1,153,000	1,168,093
Series BKNT, 2.80%, 1/27/2025 (a)	688,000	703,707
Series BKNT, 2.85%, 1/23/2023 (a)	1,099,000	1,123,101
Series BKNT, 3.15%, 4/26/2021 (a)	607,000	612,056
Series BKNT, 3.40%, 7/24/2023	1,585,000	1,646,118
Series BKNT, 3.45%, 11/16/2021	1,308,000	1,332,146
Wachovia Corp. 7.57%, 8/1/2026 (a) (e)	860,000	1,090,549
Webster Financial Corp. 4.10%, 3/25/2029 (a)	740,000	844,318
Wells Fargo & Co.:
2.10%, 7/26/2021	3,684,000	3,663,775
3.00%, 4/22/2026	4,758,000	4,901,311
3.00%, 10/23/2026	4,161,000	4,334,056
3.07%, 1/24/2023	4,469,000	4,525,846
4.13%, 8/15/2023	1,964,000	2,015,751
4.48%, 1/16/2024	716,000	767,122
7.95%, 11/15/2029	171,000	236,406
Series GMTN, 4.30%, 7/22/2027	2,874,000	3,037,387
Series M, 3.45%, 2/13/2023	2,635,000	2,700,638
Series MTN, 2.63%, 7/22/2022	10,547,000	10,591,719
Series MTN, 3.00%, 2/19/2025 (a)	3,029,000	3,128,381
Series MTN, 3.30%, 9/9/2024 (a)	2,556,000	2,682,496
Series MTN, 3.50%, 3/8/2022	3,228,000	3,290,817
Series MTN, 3.55%, 9/29/2025	3,556,000	3,746,957
Series MTN, 3.75%, 1/24/2024	3,443,000	3,635,774
Series MTN, 4.10%, 6/3/2026	2,751,000	2,898,426
Series MTN, 4.15%, 1/24/2029	2,992,000	3,259,964
Series MTN, 4.60%, 4/1/2021	2,913,000	2,976,591
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (d)	4,818,000	4,685,939
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (d)	3,782,000	3,709,915
Series MTN, 3 Month USD LIBOR + 1.00%, 2.57%, 2/11/2031 (d)	3,866,000	3,686,231
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.17%, 2.88%, 10/30/2030 (d)	$2,834,000	$2,806,227
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (d)	3,223,000	3,316,725
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (d)	3,487,000	3,633,454
Series MTN, 3 Month USD LIBOR + 3.77%, 4.48%, 4/4/2031 (a) (d)	5,490,000	6,218,468
Wells Fargo Bank NA:
Series BKNT, 3.55%, 8/14/2023	3,448,000	3,608,298
Series BKNT, 3.63%, 10/22/2021	2,575,000	2,644,370
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (d)	1,163,000	1,163,675
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (d)	2,559,000	2,542,341
Westpac Banking Corp.:
2.00%, 8/19/2021 (a)	1,861,000	1,856,515
2.00%, 1/13/2023 (a)	1,222,000	1,210,477
2.10%, 5/13/2021	1,402,000	1,401,565
2.35%, 2/19/2025 (a)	3,184,000	3,210,395
2.50%, 6/28/2022	1,137,000	1,149,678
2.65%, 1/16/2030	1,163,000	1,150,928
2.70%, 8/19/2026	1,208,000	1,246,728
2.75%, 1/11/2023	5,325,000	5,406,792
2.80%, 1/11/2022	1,339,000	1,353,046
2.85%, 5/13/2026	1,909,000	1,970,203
3.30%, 2/26/2024	1,558,000	1,621,161
3.35%, 3/8/2027	1,070,000	1,110,146
3.40%, 1/25/2028 (a)	740,000	786,946
3.65%, 5/15/2023	1,235,000	1,282,906
5 year CMT + 2.00%, 4.11%, 7/24/2034 (d)	220,000	211,387
5 year CMT + 1.350%, 2.89%, 2/4/2030 (d)	94,000	90,290
Series GMTN, 5 Year US ISDA + 2.24%, 4.32%, 11/23/2031 (a) (d)	1,270,000	1,292,835
Wintrust Financial Corp. 4.85%, 6/6/2029	720,000	813,924
Zions Bancorp NA:
3.25%, 10/29/2029	789,000	667,691
3.50%, 8/27/2021	697,000	696,854
Series BKNT, 3.35%, 3/4/2022	685,000	672,067
		1,308,772,348

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/2026	$2,621,000	$2,745,943
Anheuser-Busch InBev Finance, Inc.:
2.63%, 1/17/2023	297,000	300,323
3.30%, 2/1/2023	3,762,000	3,884,942
3.65%, 2/1/2026	2,545,000	2,648,785
3.70%, 2/1/2024 (a)	1,349,000	1,400,613
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	1,000	1,003
3.50%, 1/12/2024 (a)	1,163,000	1,209,520
4.00%, 4/13/2028 (a)	3,600,000	3,814,776
4.15%, 1/23/2025	2,732,000	2,940,206
4.75%, 1/23/2029	5,750,000	6,356,395
Beam Suntory, Inc. 3.25%, 5/15/2022	454,000	454,726
Brown-Forman Corp. 3.50%, 4/15/2025	531,000	548,258
Coca-Cola Co.:
1.55%, 9/1/2021	1,244,000	1,244,684
1.75%, 9/6/2024 (a)	1,882,000	1,927,488
2.13%, 9/6/2029	1,630,000	1,629,707
2.20%, 5/25/2022	961,000	977,452
2.25%, 9/1/2026	1,392,000	1,439,579
2.50%, 4/1/2023	809,000	845,478
2.55%, 6/1/2026	1,050,000	1,095,402
2.88%, 10/27/2025	1,459,000	1,559,831
2.90%, 5/25/2027 (a)	804,000	849,129
3.20%, 11/1/2023	1,981,000	2,140,847
3.30%, 9/1/2021	1,980,000	2,027,282
Coca-Cola Consolidated, Inc. 3.80%, 11/25/2025	436,000	461,183
Coca-Cola European Partners PLC 4.50%, 9/1/2021	225,000	228,404
Coca-Cola Femsa SAB de CV 2.75%, 1/22/2030	2,104,000	2,061,520
Constellation Brands, Inc.:
2.65%, 11/7/2022	589,000	575,129
2.70%, 5/9/2022	1,160,000	1,133,784
3.15%, 8/1/2029	1,251,000	1,165,307
3.20%, 2/15/2023	941,000	940,577
3.50%, 5/9/2027 (a)	705,000	669,912
3.60%, 2/15/2028	693,000	674,642
3.70%, 12/6/2026 (a)	789,000	772,344
3.75%, 5/1/2021	701,000	701,687
4.25%, 5/1/2023	574,000	592,770
4.40%, 11/15/2025	927,000	933,183
4.65%, 11/15/2028	890,000	910,746
4.75%, 11/15/2024	543,000	564,834
4.75%, 12/1/2025	668,000	697,619
Diageo Capital PLC:
Security Description	Principal Amount	Value
2.63%, 4/29/2023	$1,859,000	$1,903,486
3.50%, 9/18/2023	778,000	803,231
3.88%, 5/18/2028	345,000	365,986
Diageo Captial PLC:
2.13%, 10/24/2024 (a)	946,000	927,430
2.38%, 10/24/2029	677,000	652,763
Diageo Investment Corp.:
2.88%, 5/11/2022	1,724,000	1,738,413
8.00%, 9/15/2022	194,000	220,079
Fomento Economico Mexicano SAB de CV 2.88%, 5/10/2023 (a)	330,000	331,030
Keurig Dr Pepper, Inc.:
2.55%, 9/15/2026	838,000	806,994
3.13%, 12/15/2023	729,000	739,301
3.40%, 11/15/2025	430,000	435,543
3.43%, 6/15/2027	682,000	688,793
3.55%, 5/25/2021	2,569,000	2,597,798
4.06%, 5/25/2023	2,520,000	2,638,516
4.42%, 5/25/2025	1,188,000	1,265,766
4.60%, 5/25/2028	406,000	444,379
Molson Coors Brewing Co.:
2.10%, 7/15/2021	1,516,000	1,488,864
3.00%, 7/15/2026	2,097,000	1,983,468
3.50%, 5/1/2022	822,000	826,463
PepsiCo, Inc.:
1.70%, 10/6/2021	937,000	942,528
2.25%, 5/2/2022	1,120,000	1,139,858
2.25%, 3/19/2025	1,710,000	1,780,914
2.38%, 10/6/2026	1,155,000	1,197,377
2.63%, 3/19/2027 (a)	1,410,000	1,484,476
2.63%, 7/29/2029	1,530,000	1,596,540
2.75%, 3/5/2022	1,546,000	1,582,099
2.75%, 3/1/2023	1,018,000	1,060,787
2.75%, 4/30/2025	1,278,000	1,364,431
2.75%, 3/19/2030 (a)	1,585,000	1,698,787
2.85%, 2/24/2026 (a)	1,124,000	1,188,327
3.00%, 8/25/2021	1,405,000	1,437,694
3.00%, 10/15/2027 (a)	2,141,000	2,278,516
3.10%, 7/17/2022	1,368,000	1,425,771
3.50%, 7/17/2025	706,000	767,528
3.60%, 3/1/2024	1,910,000	2,041,255
		98,971,201
BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.90%, 2/21/2025	1,005,000	994,146
2.20%, 2/21/2027 (a)	1,180,000	1,165,167
2.25%, 8/19/2023 (a)	1,268,000	1,289,417
2.45%, 2/21/2030	1,819,000	1,802,484
2.60%, 8/19/2026	1,600,000	1,663,680
2.65%, 5/11/2022	2,009,000	2,030,717
2.70%, 5/1/2022	696,000	702,431
3.13%, 5/1/2025	1,546,000	1,602,970
3.20%, 11/2/2027	1,264,000	1,306,546
3.63%, 5/15/2022	1,158,000	1,211,291

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.63%, 5/22/2024	$2,007,000	$2,112,829
3.88%, 11/15/2021	1,907,743	1,941,243
Baxalta, Inc. 4.00%, 6/23/2025 (a)	1,093,000	1,147,464
Biogen, Inc.:
3.63%, 9/15/2022	1,413,000	1,453,242
4.05%, 9/15/2025	2,169,000	2,293,089
Celgene Corp. 3.95%, 10/15/2020	25,000	25,386
Gilead Sciences, Inc.:
1.95%, 3/1/2022	1,032,000	1,030,535
2.50%, 9/1/2023	1,162,000	1,186,983
2.95%, 3/1/2027	1,738,000	1,795,337
3.25%, 9/1/2022	1,556,000	1,598,619
3.50%, 2/1/2025	2,097,000	2,244,209
3.65%, 3/1/2026	4,516,000	4,875,835
3.70%, 4/1/2024 (a)	2,115,000	2,244,036
4.40%, 12/1/2021	1,518,000	1,580,117
4.50%, 4/1/2021	1,222,000	1,245,132
		40,542,905
BUILDING MATERIALS — 0.4%
Carrier Global Corp.:
1.92%, 2/15/2023 (c)	530,000	521,552
2.24%, 2/15/2025 (c)	927,000	900,562
2.49%, 2/15/2027 (c)	2,472,000	2,354,382
2.72%, 2/15/2030 (c)	2,097,000	1,930,184
Eagle Materials, Inc. 4.50%, 8/1/2026 (a)	586,000	535,745
Fortune Brands Home & Security, Inc.:
3.25%, 9/15/2029	1,004,000	955,667
4.00%, 9/21/2023	1,160,000	1,189,452
4.00%, 6/15/2025	698,000	709,098
Johnson Controls International PLC:
3.90%, 2/14/2026	60,000	67,380
3.63%, 7/2/2024 (e)	264,000	287,195
Lennox International, Inc. 3.00%, 11/15/2023	511,000	525,206
Martin Marietta Materials, Inc.:
3.45%, 6/1/2027	439,000	426,524
3.50%, 12/15/2027	1,042,000	1,015,762
4.25%, 7/2/2024	321,000	357,385
Series CB, 2.50%, 3/15/2030	895,000	812,401
Masco Corp.:
3.50%, 4/1/2021	368,000	364,497
3.50%, 11/15/2027	418,000	389,012
4.38%, 4/1/2026	677,000	649,751
4.45%, 4/1/2025	467,000	467,817
5.95%, 3/15/2022	340,000	345,783
Owens Corning:
3.40%, 8/15/2026	594,000	567,478
3.95%, 8/15/2029 (a)	865,000	838,436
4.20%, 12/1/2024	695,000	703,583
Security Description	Principal Amount	Value
Vulcan Materials Co.:
3.90%, 4/1/2027	$149,000	$149,520
4.50%, 4/1/2025 (a)	382,000	400,844
		17,465,216
CHEMICALS — 1.5%
Air Products & Chemicals, Inc.:
2.75%, 2/3/2023	267,000	280,841
3.00%, 11/3/2021	411,000	413,470
3.35%, 7/31/2024	697,000	723,033
Airgas, Inc. 3.65%, 7/15/2024	340,000	352,991
Albemarle Corp. 4.15%, 12/1/2024	850,000	865,793
Albemarle Wodgina Pty, Ltd. 3.45%, 11/15/2029 (c)	1,118,000	1,021,226
Braskem Finance, Ltd. 6.45%, 2/3/2024 (a)	491,000	475,372
Cabot Corp.:
3.70%, 7/15/2022	200,000	201,950
4.00%, 7/1/2029	688,000	690,133
Celanese US Holdings LLC:
3.50%, 5/8/2024	691,000	655,593
4.63%, 11/15/2022	525,000	511,376
5.88%, 6/15/2021	545,000	548,101
Dow Chemical Co.:
3.15%, 5/15/2024	1,890,000	1,875,145
3.50%, 10/1/2024	685,000	692,014
3.63%, 5/15/2026	1,161,000	1,130,489
4.55%, 11/30/2025	1,150,000	1,208,409
4.80%, 11/30/2028 (a)	806,000	858,293
7.38%, 11/1/2029	210,000	264,564
DowDuPont, Inc.:
4.21%, 11/15/2023	3,589,000	3,779,540
4.49%, 11/15/2025	2,334,000	2,475,137
4.73%, 11/15/2028	2,856,000	3,135,831
Eastman Chemical Co.:
3.50%, 12/1/2021	694,000	703,432
3.60%, 8/15/2022	1,167,000	1,230,893
3.80%, 3/15/2025	960,000	971,606
4.50%, 12/1/2028	699,000	740,164
Ecolab, Inc.:
2.38%, 8/10/2022	704,000	703,240
2.70%, 11/1/2026	1,277,000	1,305,132
3.25%, 1/14/2023	428,000	431,689
3.25%, 12/1/2027	542,000	536,412
4.35%, 12/8/2021	1,574,000	1,617,364
4.80%, 3/24/2030	1,720,000	1,946,180
FMC Corp.:
3.20%, 10/1/2026	929,000	933,459
3.45%, 10/1/2029	655,000	664,910
4.10%, 2/1/2024	685,000	715,277
Huntsman International LLC:
4.50%, 5/1/2029 (a)	1,406,000	1,200,302
5.13%, 11/15/2022	454,000	465,436

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
International Flavors & Fragrances, Inc.:
3.20%, 5/1/2023	$300,000	$314,205
4.45%, 9/26/2028 (a)	393,000	462,349
LYB International Finance B.V. 4.00%, 7/15/2023	1,070,000	1,075,125
LYB International Finance II B.V. 3.50%, 3/2/2027 (a)	1,224,000	1,188,859
LyondellBasell Industries NV:
5.75%, 4/15/2024	838,000	914,266
6.00%, 11/15/2021	1,640,000	1,672,046
Methanex Corp.:
4.25%, 12/1/2024	592,000	456,361
5.25%, 12/15/2029	1,228,000	921,491
Mosaic Co.:
3.25%, 11/15/2022	492,000	514,302
3.75%, 11/15/2021	1,142,000	1,175,689
4.05%, 11/15/2027 (a)	1,296,000	1,111,165
4.25%, 11/15/2023	1,342,000	1,269,089
NewMarket Corp. 4.10%, 12/15/2022	496,000	537,798
Nutrien, Ltd.:
3.00%, 4/1/2025 (a)	569,000	562,946
3.38%, 3/15/2025 (a)	1,110,000	1,110,178
3.50%, 6/1/2023	636,000	671,731
3.63%, 3/15/2024	482,000	484,998
4.00%, 12/15/2026	891,000	914,398
4.20%, 4/1/2029 (a)	1,089,000	1,149,222
PPG Industries, Inc.:
2.40%, 8/15/2024	660,000	655,156
2.80%, 8/15/2029 (a)	1,051,000	1,043,328
3.20%, 3/15/2023	388,000	399,000
3.75%, 3/15/2028 (a)	576,000	620,703
Praxair, Inc.:
2.20%, 8/15/2022	688,000	685,351
2.45%, 2/15/2022	497,000	498,650
2.65%, 2/5/2025	696,000	707,470
2.70%, 2/21/2023	659,000	692,293
3.00%, 9/1/2021	575,000	584,568
3.20%, 1/30/2026 (a)	1,180,000	1,245,655
4.05%, 3/15/2021	224,000	226,925
Rohm & Haas Co. 7.85%, 7/15/2029 (a)	1,101,000	1,392,853
RPM International, Inc.:
3.45%, 11/15/2022	439,000	435,383
3.75%, 3/15/2027	492,000	466,765
4.55%, 3/1/2029 (a)	699,000	724,688
Sasol Financing International, Ltd. 4.50%, 11/14/2022	142,000	63,900
SASOL Financing USA LLC:
5.88%, 3/27/2024	1,182,000	500,979
6.50%, 9/27/2028 (a)	857,000	359,940
Sherwin-Williams Co.:
2.30%, 5/15/2030	200,000	188,618
2.95%, 8/15/2029	916,000	899,668
Security Description	Principal Amount	Value
3.13%, 6/1/2024	$689,000	$682,103
3.45%, 8/1/2025	508,000	511,434
3.45%, 6/1/2027 (a)	1,884,000	1,901,973
3.95%, 1/15/2026	445,000	460,170
4.20%, 1/15/2022	690,000	705,270
Syngenta Finance NV 3.13%, 3/28/2022	568,000	513,898
Westlake Chemical Corp. 3.60%, 8/15/2026	1,244,000	1,130,298
		71,128,054
COMMERCIAL SERVICES — 0.9%
Automatic Data Processing, Inc. 3.38%, 9/15/2025	1,437,000	1,552,147
Block Financial LLC:
5.25%, 10/1/2025 (a)	645,000	643,658
5.50%, 11/1/2022	499,000	502,333
Cintas Corp. No. 2:
2.90%, 4/1/2022	821,000	820,540
3.25%, 6/1/2022	465,000	475,146
3.70%, 4/1/2027	1,333,000	1,368,045
Equifax, Inc.:
2.30%, 6/1/2021	372,000	372,100
2.60%, 12/1/2024	1,128,000	1,076,947
3.30%, 12/15/2022	1,041,000	1,056,948
3.60%, 8/15/2021	190,000	190,317
3.95%, 6/15/2023	565,000	585,979
Global Payments, Inc.:
2.65%, 2/15/2025	1,244,000	1,217,615
3.20%, 8/15/2029	1,766,000	1,696,985
4.00%, 6/1/2023	626,000	638,545
IHS Markit, Ltd.:
3.63%, 5/1/2024 (a)	680,000	673,832
4.13%, 8/1/2023	732,000	757,291
4.25%, 5/1/2029	1,628,000	1,629,726
4.75%, 8/1/2028	913,000	954,806
Moody's Corp.:
2.63%, 1/15/2023	952,000	950,601
2.75%, 12/15/2021	824,000	817,861
3.25%, 6/7/2021	602,000	604,059
3.25%, 1/15/2028 (a)	1,051,000	1,082,383
4.25%, 2/1/2029	30,000	32,800
4.50%, 9/1/2022	971,000	1,019,987
4.88%, 2/15/2024	660,000	694,181
PayPal Holdings, Inc.:
2.20%, 9/26/2022 (a)	585,000	578,834
2.40%, 10/1/2024	2,558,000	2,544,519
2.65%, 10/1/2026	1,967,000	1,924,080
2.85%, 10/1/2029	1,247,000	1,235,877
RELX Capital, Inc.:
3.50%, 3/16/2023	1,071,000	1,116,785
4.00%, 3/18/2029 (a)	1,120,000	1,175,720
S&P Global, Inc.:
2.50%, 12/1/2029	875,000	854,980
2.95%, 1/22/2027	540,000	534,038

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/15/2025	$748,000	$784,428
4.40%, 2/15/2026	1,670,000	1,850,878
Total System Services, Inc.:
3.75%, 6/1/2023	638,000	640,354
3.80%, 4/1/2021	701,000	718,770
4.45%, 6/1/2028	810,000	851,845
4.80%, 4/1/2026	1,046,000	1,113,959
Verisk Analytics, Inc.:
4.00%, 6/15/2025	295,000	315,733
4.13%, 9/12/2022	775,000	834,171
4.13%, 3/15/2029	1,482,000	1,559,094
5.80%, 5/1/2021	537,000	565,681
		40,614,578
COMPUTERS — 2.9%
Apple, Inc.:
1.55%, 8/4/2021	1,987,000	1,997,948
1.70%, 9/11/2022 (a)	1,767,000	1,794,053
1.80%, 9/11/2024 (a)	1,179,000	1,200,246
2.05%, 9/11/2026	2,228,000	2,285,126
2.10%, 9/12/2022 (a)	1,490,000	1,528,680
2.15%, 2/9/2022	1,846,000	1,888,384
2.20%, 9/11/2029 (a)	2,218,000	2,272,252
2.30%, 5/11/2022	1,730,000	1,773,129
2.40%, 1/13/2023 (a)	1,140,000	1,175,044
2.40%, 5/3/2023	7,564,000	7,873,519
2.45%, 8/4/2026	2,847,000	2,980,297
2.50%, 2/9/2022	2,286,000	2,343,036
2.50%, 2/9/2025 (a)	2,023,000	2,121,196
2.70%, 5/13/2022 (a)	1,903,000	1,966,161
2.75%, 1/13/2025	2,060,000	2,170,189
2.85%, 5/6/2021	3,979,000	4,046,961
2.85%, 2/23/2023	2,097,000	2,193,504
2.85%, 5/11/2024	2,794,000	2,941,858
2.90%, 9/12/2027	796,000	848,440
3.00%, 2/9/2024	2,333,000	2,466,471
3.00%, 6/20/2027	1,362,000	1,462,148
3.00%, 11/13/2027	2,225,000	2,390,340
3.20%, 5/13/2025	2,900,000	3,134,755
3.20%, 5/11/2027	2,897,000	3,135,307
3.25%, 2/23/2026	2,298,000	2,498,661
3.35%, 2/9/2027	3,450,000	3,765,813
3.45%, 5/6/2024	2,118,000	2,292,671
Dell International LLC/EMC Corp.:
4.00%, 7/15/2024 (c)	1,847,000	1,867,077
4.42%, 6/15/2021 (c)	6,308,000	6,303,584
4.90%, 10/1/2026 (c)	2,352,000	2,310,370
5.30%, 10/1/2029 (c)	200,000	197,362
5.45%, 6/15/2023 (c)	4,353,000	4,474,187
6.02%, 6/15/2026 (c)	5,941,000	6,146,974
DXC Technology Co.:
4.25%, 4/15/2024 (a)	640,000	660,794
4.75%, 4/15/2027 (a)	1,064,000	1,047,412
Genpact Luxembourg Sarl:
3.38%, 12/1/2024	1,015,000	1,019,283
Security Description	Principal Amount	Value
3.70%, 4/1/2022 (a)	$532,000	$541,539
Hewlett Packard Enterprise Co.:
2.25%, 4/1/2023	1,331,000	1,298,803
3.50%, 10/5/2021	1,038,000	1,046,605
4.40%, 10/15/2022	2,748,000	2,820,602
4.90%, 10/15/2025	2,016,000	2,082,226
HP, Inc.:
4.05%, 9/15/2022	749,000	804,838
4.30%, 6/1/2021	1,096,000	1,140,739
4.38%, 9/15/2021	886,000	900,522
4.65%, 12/9/2021	690,000	703,848
IBM Credit LLC:
2.20%, 9/8/2022	690,000	698,577
3.00%, 2/6/2023	550,000	567,864
3.60%, 11/30/2021	981,000	1,012,088
International Business Machines Corp.:
1.88%, 8/1/2022	1,147,000	1,154,926
2.50%, 1/27/2022 (a)	1,538,000	1,574,912
2.85%, 5/13/2022	3,869,000	3,968,124
2.88%, 11/9/2022 (a)	1,257,000	1,299,851
3.00%, 5/15/2024	2,425,000	2,566,086
3.30%, 5/15/2026	4,161,000	4,452,853
3.30%, 1/27/2027	636,000	672,990
3.38%, 8/1/2023	2,343,000	2,459,752
3.45%, 2/19/2026 (a)	1,449,000	1,547,199
3.50%, 5/15/2029	4,453,000	4,833,910
3.63%, 2/12/2024	3,061,000	3,258,955
6.22%, 8/1/2027	547,000	680,112
6.50%, 1/15/2028	270,000	345,854
7.00%, 10/30/2025	796,000	964,314
NetApp, Inc.:
3.30%, 9/29/2024	1,000,000	983,586
3.38%, 6/15/2021	561,000	562,963
Seagate HDD Cayman:
4.25%, 3/1/2022 (a)	202,000	202,222
4.75%, 6/1/2023 (a)	965,000	971,330
4.75%, 1/1/2025 (a)	698,000	688,703
4.88%, 3/1/2024	597,000	596,325
4.88%, 6/1/2027 (a)	1,305,000	1,285,569
Western Digital Corp. 4.75%, 2/15/2026 (a)	260,000	263,734
		139,525,753
COSMETICS/PERSONAL CARE — 0.7%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	825,000	837,317
Series MTN, 1.95%, 2/1/2023 (a)	674,000	683,052
Series MTN, 2.10%, 5/1/2023	1,019,000	1,029,740
Series MTN, 2.30%, 5/3/2022	686,000	698,080
Series MTN, 2.45%, 11/15/2021	73,000	73,475

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.25%, 3/15/2024	$62,000	$65,481
Estee Lauder Cos., Inc.:
1.70%, 5/10/2021	300,000	299,916
2.00%, 12/1/2024	1,215,000	1,203,300
2.38%, 12/1/2029	855,000	828,743
3.15%, 3/15/2027	640,000	656,499
Procter & Gamble Co.:
1.70%, 11/3/2021	1,158,000	1,169,244
2.15%, 8/11/2022	1,765,000	1,816,591
2.30%, 2/6/2022	1,569,000	1,609,072
2.45%, 3/25/2025	2,070,000	2,180,517
2.45%, 11/3/2026	1,534,000	1,616,591
2.70%, 2/2/2026 (a)	45,000	47,578
2.85%, 8/11/2027 (a)	1,160,000	1,249,030
3.00%, 3/25/2030	2,970,000	3,329,429
3.10%, 8/15/2023	1,121,000	1,186,444
Unilever Capital Corp.:
1.38%, 7/28/2021	297,000	299,225
2.00%, 7/28/2026 (a)	1,104,000	1,100,986
2.13%, 9/6/2029	1,152,000	1,130,884
2.20%, 5/5/2022	1,445,000	1,448,656
2.60%, 5/5/2024	1,516,000	1,551,202
2.90%, 5/5/2027 (a)	1,141,000	1,194,604
3.00%, 3/7/2022 (a)	674,000	692,643
3.10%, 7/30/2025 (a)	699,000	740,234
3.13%, 3/22/2023	656,000	681,322
3.25%, 3/7/2024	933,000	979,715
3.38%, 3/22/2025	876,000	933,054
3.50%, 3/22/2028	1,259,000	1,358,058
		32,690,682
DISTRIBUTION & WHOLESALE — 0.0% (f)
WW Grainger, Inc. 1.85%, 2/15/2025	953,000	943,451
DIVERSIFIED FINANCIAL SERVICES — 4.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.88%, 8/14/2024	771,000	640,462
3.30%, 1/23/2023	1,169,000	990,459
3.50%, 5/26/2022	798,000	681,005
3.50%, 1/15/2025	1,062,000	886,462
3.65%, 7/21/2027 (a)	1,402,000	1,078,194
3.88%, 1/23/2028	1,017,000	796,769
3.95%, 2/1/2022	1,002,000	904,866
4.13%, 7/3/2023 (a)	271,000	235,339
4.45%, 12/16/2021	751,000	684,063
4.45%, 10/1/2025	546,000	472,497
4.45%, 4/3/2026	881,000	714,438
4.50%, 5/15/2021	1,572,000	1,443,536
4.63%, 7/1/2022	529,000	454,099
4.88%, 1/16/2024	1,031,000	885,598
5.00%, 10/1/2021	1,220,000	1,116,959
Security Description	Principal Amount	Value
Affiliated Managers Group, Inc.:
3.50%, 8/1/2025	$308,000	$319,088
4.25%, 2/15/2024	175,000	183,757
Air Lease Corp.:
2.25%, 1/15/2023	1,635,000	1,377,177
2.50%, 3/1/2021	409,000	374,145
2.63%, 7/1/2022	660,000	583,374
2.75%, 1/15/2023	984,000	848,690
3.00%, 9/15/2023	943,000	798,721
3.25%, 3/1/2025	1,083,000	862,068
3.25%, 10/1/2029	60,000	47,873
3.38%, 6/1/2021	770,000	693,377
3.50%, 1/15/2022	703,000	632,918
3.63%, 4/1/2027	960,000	806,256
3.63%, 12/1/2027	761,000	631,387
3.75%, 2/1/2022	696,000	636,694
3.88%, 4/1/2021	246,000	231,579
3.88%, 7/3/2023	896,000	754,181
4.25%, 9/15/2024 (a)	983,000	849,666
4.63%, 10/1/2028	712,000	608,646
Series GMTN, 3.75%, 6/1/2026	714,000	615,818
Series MTN, 2.30%, 2/1/2025	1,037,000	821,708
Series MTN, 3.00%, 2/1/2030 (a)	759,000	586,912
Series MTN, 4.25%, 2/1/2024	336,000	288,903
Aircastle, Ltd.:
4.13%, 5/1/2024	543,000	466,486
4.25%, 6/15/2026	1,045,000	880,998
4.40%, 9/25/2023	703,000	671,752
5.00%, 4/1/2023	572,000	538,178
5.13%, 3/15/2021	476,000	472,568
5.50%, 2/15/2022	761,000	693,872
Ally Financial, Inc.:
3.88%, 5/21/2024	1,164,000	1,098,839
4.13%, 2/13/2022	1,026,000	1,012,046
4.25%, 4/15/2021	888,000	880,230
4.63%, 5/19/2022	1,074,000	1,053,701
4.63%, 3/30/2025 (a)	501,000	479,156
5.13%, 9/30/2024	7,000	6,882
American Express Co.:
2.50%, 8/1/2022	2,176,000	2,190,122
2.50%, 7/30/2024	2,198,000	2,219,365
2.65%, 12/2/2022	1,669,000	1,691,582
2.75%, 5/20/2022	1,621,000	1,645,639
3.00%, 10/30/2024	2,172,000	2,253,450
3.13%, 5/20/2026 (a)	1,087,000	1,129,110
3.38%, 5/17/2021	1,689,000	1,708,795
3.40%, 2/27/2023	2,124,000	2,188,209
3.40%, 2/22/2024	1,331,000	1,379,595
3.63%, 12/5/2024	843,000	873,415
3.70%, 11/5/2021	1,547,000	1,583,030
3.70%, 8/3/2023	2,436,000	2,546,960
4.20%, 11/6/2025	890,000	1,003,137
American Express Credit Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.25%, 5/5/2021	$2,492,000	$2,498,704
Series MTN, 2.70%, 3/3/2022	2,166,000	2,185,841
Series MTN, 3.30%, 5/3/2027	1,970,000	2,036,783
Ameriprise Financial, Inc.:
2.88%, 9/15/2026 (a)	457,000	448,107
3.00%, 3/22/2022	1,069,000	1,082,074
3.70%, 10/15/2024	869,000	896,504
4.00%, 10/15/2023	1,006,000	1,080,022
BAT Capital Corp.:
4.70%, 4/2/2027	2,150,000	2,203,901
4.91%, 4/2/2030	2,175,000	2,231,898
BGC Partners, Inc.:
3.75%, 10/1/2024	400,000	357,908
5.38%, 7/24/2023	893,000	882,963
BlackRock, Inc.:
2.40%, 4/30/2030	220,000	218,979
3.20%, 3/15/2027 (a)	1,028,000	1,093,771
3.25%, 4/30/2029	1,273,000	1,344,759
3.38%, 6/1/2022	612,000	631,719
3.50%, 3/18/2024 (a)	1,361,000	1,465,974
4.25%, 5/24/2021	1,028,000	1,054,070
Brookfield Asset Management, Inc. 4.00%, 1/15/2025 (a)	963,000	976,915
Brookfield Finance, Inc.:
3.90%, 1/25/2028	696,000	718,523
4.00%, 4/1/2024	2,098,000	2,115,602
4.25%, 6/2/2026	704,000	730,970
Capital One Bank USA NA:
3.38%, 2/15/2023 (a)	1,984,000	1,926,206
SOFR + 0.62%, 2.01%, 1/27/2023 (d)	3,296,000	3,220,818
SOFR + 0.91%, 2.28%, 1/28/2026 (d)	791,000	712,319
Capital One Financial Corp.:
3.05%, 3/9/2022	938,000	932,447
3.20%, 1/30/2023	1,612,000	1,598,427
3.20%, 2/5/2025	1,048,000	1,051,196
3.30%, 10/30/2024	1,935,000	1,916,153
3.45%, 4/30/2021	1,271,000	1,273,008
3.50%, 6/15/2023	848,000	842,412
3.75%, 4/24/2024	1,154,000	1,167,202
3.75%, 7/28/2026 (a)	1,316,000	1,250,924
3.75%, 3/9/2027	1,304,000	1,276,499
3.80%, 1/31/2028 (a)	1,637,000	1,607,387
3.90%, 1/29/2024	1,615,000	1,630,391
4.20%, 10/29/2025	1,157,000	1,145,580
4.25%, 4/30/2025 (a)	809,000	815,674
4.75%, 7/15/2021	1,740,000	1,780,333
Cboe Global Markets, Inc. 3.65%, 1/12/2027	474,000	492,453
Charles Schwab Corp.:
2.65%, 1/25/2023	866,000	879,995
3.00%, 3/10/2025	652,000	663,162
3.20%, 3/2/2027 (a)	848,000	853,928
3.20%, 1/25/2028	1,123,000	1,133,275
Security Description	Principal Amount	Value
3.25%, 5/21/2021	$1,113,000	$1,123,696
3.25%, 5/22/2029	1,001,000	990,299
3.45%, 2/13/2026	105,000	106,584
3.55%, 2/1/2024 (a)	1,197,000	1,259,902
3.85%, 5/21/2025	1,236,000	1,310,815
4.00%, 2/1/2029	742,000	761,055
CME Group, Inc.:
3.00%, 9/15/2022	846,000	866,084
3.00%, 3/15/2025	1,022,000	1,039,640
3.75%, 6/15/2028	426,000	476,268
Discover Financial Services:
3.75%, 3/4/2025	802,000	786,995
3.85%, 11/21/2022	258,000	263,261
3.95%, 11/6/2024	383,000	387,600
4.10%, 2/9/2027	1,259,000	1,237,572
4.50%, 1/30/2026	1,000,000	1,018,360
5.20%, 4/27/2022	1,111,000	1,143,463
E*TRADE Financial Corp.:
2.95%, 8/24/2022	738,000	713,004
3.80%, 8/24/2027 (a)	586,000	564,746
4.50%, 6/20/2028	720,000	743,854
Eaton Vance Corp. 3.50%, 4/6/2027	959,000	972,896
Franklin Resources, Inc.:
2.80%, 9/15/2022	304,000	305,347
2.85%, 3/30/2025	665,000	665,013
GE Capital International Funding Co. Unlimited Co. 3.37%, 11/15/2025	2,540,000	2,529,611
Intercontinental Exchange, Inc.:
2.35%, 9/15/2022	698,000	704,826
3.10%, 9/15/2027	681,000	696,731
3.45%, 9/21/2023 (a)	1,113,000	1,170,041
3.75%, 12/1/2025	1,467,000	1,544,648
3.75%, 9/21/2028	107,000	112,365
4.00%, 10/15/2023	806,000	867,433
International Lease Finance Corp.:
4.63%, 4/15/2021	669,000	636,801
5.88%, 8/15/2022	1,190,000	1,115,185
8.63%, 1/15/2022	810,000	808,364
Invesco Finance PLC:
3.13%, 11/30/2022	656,000	654,662
3.75%, 1/15/2026	388,000	409,557
4.00%, 1/30/2024	470,000	484,927
Janus Capital Group, Inc. 4.88%, 8/1/2025	290,000	280,775
Jefferies Financial Group, Inc. 5.50%, 10/18/2023 (a)	761,000	769,584
Jefferies Group LLC:
5.13%, 1/20/2023	925,000	941,234
6.45%, 6/8/2027	573,000	581,962
6.88%, 4/15/2021	497,000	500,176
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. 4.85%, 1/15/2027	1,401,000	1,385,603

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lazard Group LLC:
3.63%, 3/1/2027	$674,000	$665,393
3.75%, 2/13/2025 (a)	671,000	640,282
4.38%, 3/11/2029	338,000	340,261
4.50%, 9/19/2028	1,069,000	1,083,645
Legg Mason, Inc. 4.75%, 3/15/2026	560,000	560,090
Mastercard, Inc.:
2.00%, 11/21/2021	955,000	926,159
2.00%, 3/3/2025	1,412,000	1,445,182
2.95%, 11/21/2026 (a)	947,000	1,015,042
2.95%, 6/1/2029	688,000	731,096
3.30%, 3/26/2027	1,755,000	1,918,127
3.35%, 3/26/2030	3,000,000	3,338,550
3.38%, 4/1/2024 (a)	1,340,000	1,428,105
3.50%, 2/26/2028 (a)	557,000	606,256
Nasdaq, Inc.:
3.85%, 6/30/2026 (a)	430,000	436,828
4.25%, 6/1/2024	712,000	731,801
Nomura Holdings, Inc.:
2.65%, 1/16/2025 (a)	1,168,000	1,142,070
3.10%, 1/16/2030	2,013,000	1,895,541
ORIX Corp.:
2.90%, 7/18/2022	839,000	843,707
3.25%, 12/4/2024	699,000	695,309
3.70%, 7/18/2027	519,000	539,007
4.05%, 1/16/2024	634,000	662,898
Owl Rock Capital Corp. 3.75%, 7/22/2025	1,166,000	935,773
Raymond James Financial, Inc.:
3.63%, 9/15/2026	252,000	254,654
4.65%, 4/1/2030	1,675,000	1,749,203
Stifel Financial Corp. 4.25%, 7/18/2024 (a)	702,000	723,888
Synchrony Financial:
2.85%, 7/25/2022	948,000	900,316
3.70%, 8/4/2026	793,000	696,032
3.75%, 8/15/2021	1,173,000	1,169,950
3.95%, 12/1/2027	1,025,000	934,575
4.25%, 8/15/2024	1,313,000	1,274,844
4.38%, 3/19/2024	1,307,000	1,286,519
4.50%, 7/23/2025	1,289,000	1,259,766
5.15%, 3/19/2029	265,000	280,004
TD Ameritrade Holding Corp.:
2.75%, 10/1/2029 (a)	1,121,000	1,065,197
2.95%, 4/1/2022	1,034,000	1,031,425
3.30%, 4/1/2027	1,142,000	1,154,825
3.63%, 4/1/2025	1,192,000	1,246,653
3.75%, 4/1/2024	537,000	546,677
TJX Cos., Inc. 3.88%, 4/15/2030	1,455,000	1,506,274
Visa, Inc.:
1.90%, 4/15/2027	3,450,000	3,440,271
2.05%, 4/15/2030	2,290,000	2,286,680
2.15%, 9/15/2022	1,493,000	1,527,309
Security Description	Principal Amount	Value
2.75%, 9/15/2027 (a)	$1,251,000	$1,316,565
2.80%, 12/14/2022	1,532,000	1,595,777
3.15%, 12/14/2025	6,519,000	7,099,647
Western Union Co.:
2.85%, 1/10/2025 (a)	990,000	984,941
3.60%, 3/15/2022	565,000	572,763
4.25%, 6/9/2023	539,000	564,365
		202,611,758
ELECTRIC — 5.0%
AEP Texas, Inc.:
2.40%, 10/1/2022	525,000	509,397
3.95%, 6/1/2028	643,000	671,588
AEP Transmission Co. LLC 3.10%, 12/1/2026 (a)	433,000	454,169
Alabama Power Co.:
Series 13-A, 3.55%, 12/1/2023	233,000	241,339
Series 17A, 2.45%, 3/30/2022	832,526	841,675
Ameren Corp.:
2.50%, 9/15/2024	977,000	949,800
3.65%, 2/15/2026 (a)	677,000	678,794
Ameren Illinois Co.:
2.70%, 9/1/2022 (a)	739,000	718,397
3.25%, 3/1/2025	176,000	178,987
3.80%, 5/15/2028 (a)	646,000	684,928
American Electric Power Co., Inc.:
2.30%, 3/1/2030 (a)	650,000	608,556
3.20%, 11/13/2027	596,000	600,249
Series F, 2.95%, 12/15/2022	664,000	650,342
Series I, 3.65%, 12/1/2021 (a)	690,000	698,473
Series J, 4.30%, 12/1/2028	969,000	1,034,708
Appalachian Power Co.:
3.40%, 6/1/2025	686,000	682,858
4.60%, 3/30/2021	49,000	49,219
Series X, 3.30%, 6/1/2027	406,000	411,932
Arizona Public Service Co.:
2.60%, 8/15/2029	500,000	481,395
2.95%, 9/15/2027	875,000	894,171
3.15%, 5/15/2025 (a)	475,000	513,774
Atlantic City Electric Co. 4.00%, 10/15/2028	348,000	362,146
Avangrid, Inc.:
3.15%, 12/1/2024	855,000	855,120
3.80%, 6/1/2029	941,000	968,468
Baltimore Gas & Electric Co.:
2.40%, 8/15/2026	542,000	505,708
3.35%, 7/1/2023	681,000	699,918
3.50%, 11/15/2021 (a)	919,000	896,769
Berkshire Hathaway Energy Co.:
2.80%, 1/15/2023	579,000	570,755
3.25%, 4/15/2028	706,000	729,065
3.50%, 2/1/2025	385,000	402,598
3.70%, 7/15/2030 (c)	1,475,000	1,585,699
3.75%, 11/15/2023	975,000	1,018,943

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Black Hills Corp.:
3.05%, 10/15/2029 (a)	$685,000	$648,866
3.15%, 1/15/2027	547,000	533,434
3.95%, 1/15/2026	463,000	466,153
4.25%, 11/30/2023	637,000	666,831
CenterPoint Energy Houston Electric LLC:
1.85%, 6/1/2021	335,000	329,318
2.25%, 8/1/2022	617,000	575,501
Series AA, 3.00%, 2/1/2027	568,000	580,331
Series Z, 2.40%, 9/1/2026	697,000	739,629
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	998,000	993,130
2.50%, 9/1/2024 (a)	579,000	568,294
3.60%, 11/1/2021	988,000	986,281
3.85%, 2/1/2024	561,000	565,628
4.25%, 11/1/2028	555,000	577,389
Cleco Corporate Holdings LLC:
3.38%, 9/15/2029 (c)	500,000	469,845
3.74%, 5/1/2026	706,000	700,733
Cleveland Electric Illuminating Co. 5.50%, 8/15/2024 (a)	373,000	421,121
CMS Energy Corp.:
3.00%, 5/15/2026	420,000	408,148
3.45%, 8/15/2027	706,000	732,849
5.05%, 3/15/2022 (a)	510,000	527,473
Commonwealth Edison Co.:
2.20%, 3/1/2030	850,000	815,158
2.55%, 6/15/2026	845,000	842,288
3.40%, 9/1/2021	477,000	458,259
3.70%, 8/15/2028	1,088,000	1,165,281
Series 122, 2.95%, 8/15/2027	600,000	608,904
Connecticut Light & Power Co.:
2.50%, 1/15/2023	290,000	298,584
Series A, 3.20%, 3/15/2027	814,000	849,458
Consolidated Edison Co. of New York, Inc.:
3.80%, 5/15/2028	681,000	720,546
Series 20A, 3.35%, 4/1/2030	830,000	857,739
Series B, 3.13%, 11/15/2027	603,000	609,729
Series D, 4.00%, 12/1/2028	595,000	646,896
Consolidated Edison, Inc. 2.00%, 5/15/2021	963,000	951,723
Consumers Energy Co.:
2.85%, 5/15/2022	887,000	894,557
3.38%, 8/15/2023	220,000	235,121
3.80%, 11/15/2028	459,000	487,761
Delmarva Power & Light Co. 3.50%, 11/15/2023	722,000	747,075
Dominion Energy, Inc.:
2.72%, 8/15/2021 (e)	925,000	906,518
3.07%, 8/15/2024 (e)	980,000	972,866
3.38%, 4/1/2030	2,850,000	2,821,357
3.90%, 10/1/2025	1,175,000	1,212,353
4.10%, 4/1/2021 (e)	798,000	799,979
Security Description	Principal Amount	Value
4.25%, 6/1/2028	$799,000	$835,698
3 Month USD LIBOR + 3.06%, 5.75%, 10/1/2054 (d)	708,000	667,743
Series B, 2.75%, 1/15/2022	332,000	329,025
Series B, 2.75%, 9/15/2022	731,000	727,374
Series C, 2.00%, 8/15/2021	1,099,000	1,095,307
Series D, 2.85%, 8/15/2026	771,000	773,089
DTE Electric Co.:
2.25%, 3/1/2030	943,000	911,343
3.38%, 3/1/2025	255,000	267,444
3.65%, 3/15/2024	753,000	772,435
DTE Energy Co.:
2.25%, 11/1/2022	767,000	756,170
2.85%, 10/1/2026	531,000	522,488
2.95%, 3/1/2030	350,000	326,245
3.80%, 3/15/2027	695,000	706,447
Series B, 2.60%, 6/15/2022	687,000	670,347
Series B, 3.30%, 6/15/2022	654,000	660,167
Series C, 2.53%, 10/1/2024	700,000	680,841
Series C, 3.40%, 6/15/2029	783,000	782,264
Series C, 3.50%, 6/1/2024	869,000	895,913
Series D, 3.70%, 8/1/2023	494,000	499,553
Series F, 3.85%, 12/1/2023	859,000	887,201
Duke Energy Carolinas LLC:
2.45%, 8/15/2029 (a)	745,000	737,230
2.45%, 2/1/2030 (a)	909,000	909,082
2.50%, 3/15/2023 (a)	404,000	408,396
2.95%, 12/1/2026	1,182,000	1,227,377
3.05%, 3/15/2023	797,000	808,182
3.35%, 5/15/2022 (a)	709,000	727,505
3.90%, 6/15/2021	649,000	659,319
3.95%, 11/15/2028	546,000	604,886
Series A, 6.00%, 12/1/2028	15,000	17,881
Duke Energy Corp.:
1.80%, 9/1/2021	774,000	768,528
2.40%, 8/15/2022	924,000	917,246
2.65%, 9/1/2026	1,524,000	1,516,258
3.05%, 8/15/2022	602,000	600,254
3.15%, 8/15/2027	448,000	449,693
3.40%, 6/15/2029	746,000	759,115
3.55%, 9/15/2021	805,000	813,396
3.75%, 4/15/2024	1,182,000	1,222,472
3.95%, 10/15/2023	1,098,000	1,125,186
Duke Energy Florida LLC:
2.50%, 12/1/2029	876,000	863,789
3.10%, 8/15/2021	209,000	209,955
3.20%, 1/15/2027	668,000	693,270
3.80%, 7/15/2028	206,000	221,160
Duke Energy Florida Project Finance LLC Series 2026, 2.54%, 9/1/2031	250,000	258,250
Duke Energy Ohio, Inc.:
3.65%, 2/1/2029	687,000	733,455
3.80%, 9/1/2023	715,000	759,094

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.80%, 5/15/2022	$305,000	$308,636
3.00%, 9/15/2021	209,000	211,650
3.25%, 8/15/2025 (a)	583,000	620,895
3.38%, 9/1/2023	1,020,000	1,055,975
3.45%, 3/15/2029	734,000	779,831
3.70%, 9/1/2028	698,000	742,470
Edison International:
2.40%, 9/15/2022	622,000	599,770
2.95%, 3/15/2023 (a)	560,000	536,659
3.13%, 11/15/2022	465,000	460,499
3.55%, 11/15/2024 (a)	678,000	674,101
4.13%, 3/15/2028 (a)	900,000	848,304
4.95%, 4/15/2025	1,325,000	1,321,939
5.75%, 6/15/2027 (a)	746,000	775,258
Emera US Finance L.P.:
2.70%, 6/15/2021	1,117,000	1,132,303
3.55%, 6/15/2026	741,000	704,239
Enel Americas SA 4.00%, 10/25/2026 (a)	701,000	664,022
Enel Chile SA 4.88%, 6/12/2028	587,000	570,752
Enel Generacion Chile SA 4.25%, 4/15/2024 (a)	847,000	841,825
Entergy Arkansas LLC:
3.50%, 4/1/2026	696,000	735,651
3.70%, 6/1/2024	310,000	323,789
Entergy Corp.:
2.95%, 9/1/2026	1,189,000	1,161,296
4.00%, 7/15/2022	537,000	551,252
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	373,000	443,255
Entergy Louisiana LLC:
2.40%, 10/1/2026	593,000	606,052
3.12%, 9/1/2027	1,085,000	1,116,682
3.25%, 4/1/2028	560,000	578,508
4.05%, 9/1/2023	713,000	731,253
5.40%, 11/1/2024	439,000	472,403
Entergy Mississippi LLC 2.85%, 6/1/2028	455,000	460,674
Entergy Texas, Inc. 4.00%, 3/30/2029	97,000	105,677
Evergy, Inc.:
2.45%, 9/15/2024	765,000	745,470
2.90%, 9/15/2029	424,000	404,331
4.85%, 6/1/2021	391,000	391,974
Eversource Energy:
2.80%, 5/1/2023 (a)	619,000	622,460
Series H, 3.15%, 1/15/2025	376,000	372,582
Series K, 2.75%, 3/15/2022	867,000	880,066
Series L, 2.90%, 10/1/2024	819,000	809,344
Series M, 3.30%, 1/15/2028	335,000	335,178
Series N, 3.80%, 12/1/2023 (a)	497,000	497,184
Series O, 4.25%, 4/1/2029	350,000	371,728
Security Description	Principal Amount	Value
Exelon Corp.:
2.45%, 4/15/2021	$622,000	$616,725
3.40%, 4/15/2026	782,000	761,973
3.50%, 6/1/2022	1,326,000	1,287,400
3.95%, 6/15/2025	733,000	742,844
Exelon Generation Co. LLC:
3.40%, 3/15/2022	944,000	927,065
4.25%, 6/15/2022	657,000	632,330
FirstEnergy Corp.:
2.05%, 3/1/2025	575,000	534,273
2.65%, 3/1/2030	960,000	896,746
Series A, 2.85%, 7/15/2022	811,000	795,048
Series B, 3.90%, 7/15/2027	1,744,000	1,771,590
Series B, 4.25%, 3/15/2023	976,000	974,331
Florida Power & Light Co.:
2.75%, 6/1/2023	404,000	418,035
3.13%, 12/1/2025	1,045,000	1,100,312
3.25%, 6/1/2024 (a)	911,000	943,705
Fortis, Inc. 3.06%, 10/4/2026	1,378,000	1,328,227
Georgia Power Co.:
2.40%, 4/1/2021	531,000	532,487
2.85%, 5/15/2022	708,000	704,510
3.25%, 4/1/2026	349,000	354,936
3.25%, 3/30/2027	347,000	353,440
Series A, 2.10%, 7/30/2023	926,000	901,785
Series A, 2.20%, 9/15/2024 (a)	764,000	734,433
Series B, 2.65%, 9/15/2029	949,000	919,401
Gulf Power Co. Series A, 3.30%, 5/30/2027	504,000	524,609
Iberdrola International B.V. 5.81%, 3/15/2025	639,000	679,481
Indiana Michigan Power Co. 3.85%, 5/15/2028	365,000	387,068
Interstate Power & Light Co.:
3.25%, 12/1/2024	432,000	447,211
3.60%, 4/1/2029 (a)	684,000	718,145
4.10%, 9/26/2028	640,000	693,139
IPALCO Enterprises, Inc. 3.70%, 9/1/2024	729,000	744,025
ITC Holdings Corp.:
2.70%, 11/15/2022	662,000	656,042
3.25%, 6/30/2026	651,000	675,712
3.35%, 11/15/2027	749,000	759,598
3.65%, 6/15/2024	701,000	704,673
Kansas City Power & Light Co.:
3.15%, 3/15/2023 (a)	861,000	863,368
3.65%, 8/15/2025 (a)	685,000	763,939
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025 (a)	779,000	839,754
MidAmerican Energy Co.:
3.10%, 5/1/2027	591,000	607,784
3.50%, 10/15/2024	949,000	1,000,806
3.65%, 4/15/2029	979,000	1,060,208

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mississippi Power Co. 3.95%, 3/30/2028	$517,000	$530,194
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	706,000	674,491
2.70%, 2/15/2023 (a)	625,000	626,075
2.85%, 1/27/2025	132,000	133,973
2.95%, 2/7/2024 (a)	549,000	555,231
3.05%, 2/15/2022	562,000	562,393
3.05%, 4/25/2027	535,000	532,576
3.40%, 2/7/2028	1,137,000	1,175,010
3.70%, 3/15/2029	849,000	876,440
3.90%, 11/1/2028	698,000	692,926
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (d)	698,000	661,990
3 Month USD LIBOR + 3.63%, 5.25%, 4/20/2046 (d)	570,000	544,105
Series MTN, 1.75%, 1/21/2022	858,000	858,360
Series MTN, 2.30%, 9/15/2022	501,000	505,579
Series MTN, 3.25%, 11/1/2025	486,000	497,649
Nevada Power Co. Series CC, 3.70%, 5/1/2029 (a)	814,000	863,052
NextEra Energy Capital Holdings, Inc.:
2.40%, 9/1/2021	2,736,000	2,732,361
2.80%, 1/15/2023	467,000	476,415
2.90%, 4/1/2022	1,181,000	1,189,350
3.15%, 4/1/2024 (a)	827,000	846,451
3.20%, 2/25/2022	702,000	708,339
3.25%, 4/1/2026	733,000	750,387
3.30%, 8/15/2022	250,000	250,710
3.50%, 4/1/2029	2,019,000	2,053,525
3.55%, 5/1/2027	1,395,000	1,427,169
4.50%, 6/1/2021	1,360,000	1,386,330
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (a) (d)	681,000	565,836
3 Month USD LIBOR + 3.16%, 5.65%, 5/1/2079 (a) (d)	697,000	645,708
Northern States Power Co.:
2.15%, 8/15/2022	526,000	529,761
2.60%, 5/15/2023 (a)	545,000	549,055
NSTAR Electric Co.:
2.38%, 10/15/2022	407,000	405,234
3.20%, 5/15/2027	764,000	769,012
3.25%, 5/15/2029	697,000	719,799
Ohio Power Co. Series M, 5.38%, 10/1/2021	180,000	187,762
Oklahoma Gas & Electric Co.:
3.25%, 4/1/2030	1,635,000	1,643,322
Security Description	Principal Amount	Value
3.80%, 8/15/2028	$698,000	$748,584
Oncor Electric Delivery Co. LLC:
2.75%, 6/1/2024	860,000	844,597
2.95%, 4/1/2025	520,000	535,106
3.70%, 11/15/2028	937,000	1,017,844
4.10%, 6/1/2022	401,000	411,213
5.75%, 3/15/2029	565,000	689,345
7.00%, 9/1/2022	519,000	545,391
PacifiCorp:
2.95%, 2/1/2022	954,000	960,812
3.50%, 6/15/2029	420,000	443,071
3.60%, 4/1/2024	460,000	472,162
3.85%, 6/15/2021	940,000	959,467
PECO Energy Co.:
1.70%, 9/15/2021	165,000	163,728
2.38%, 9/15/2022 (a)	321,000	332,482
3.15%, 10/15/2025	295,000	307,166
PNM Resources, Inc. 3.25%, 3/9/2021	629,000	632,956
Potomac Electric Power Co. 3.60%, 3/15/2024	591,000	602,111
PPL Capital Funding, Inc.:
3.10%, 5/15/2026	805,000	797,135
3.40%, 6/1/2023	696,000	697,413
3.50%, 12/1/2022	595,000	594,875
3.95%, 3/15/2024	709,000	743,862
4.20%, 6/15/2022	803,000	808,854
PPL Electric Utilities Corp. 3.00%, 9/15/2021	504,000	508,218
Progress Energy, Inc. 3.15%, 4/1/2022	613,000	609,316
PSEG Power LLC:
3.00%, 6/15/2021	666,000	667,998
3.85%, 6/1/2023	850,000	863,982
Public Service Co. of Colorado:
2.25%, 9/15/2022	610,000	607,365
3.70%, 6/15/2028	709,000	754,234
Public Service Co. of New Hampshire 3.50%, 11/1/2023 (a)	245,000	251,779
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	261,000	258,098
Series MTN, 2.25%, 9/15/2026	1,005,000	1,006,980
Series MTN, 2.38%, 5/15/2023	257,000	255,512
Series MTN, 2.45%, 1/15/2030	1,144,000	1,136,964
Series MTN, 3.00%, 5/15/2025	508,000	468,239
Series MTN, 3.00%, 5/15/2027	600,000	615,126

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.20%, 5/15/2029 (a)	$598,000	$626,525
Series MTN, 3.25%, 9/1/2023	504,000	534,996
Series MTN, 3.65%, 9/1/2028	630,000	678,938
Series MTN, 3.70%, 5/1/2028	650,000	699,692
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	539,000	526,522
2.65%, 11/15/2022	693,000	694,102
2.88%, 6/15/2024	698,000	696,911
Puget Energy, Inc.:
3.65%, 5/15/2025	482,000	473,343
5.63%, 7/15/2022	706,000	702,244
6.00%, 9/1/2021	645,000	662,318
San Diego Gas & Electric Co.:
2.50%, 5/15/2026	1,293,000	1,257,339
3.00%, 8/15/2021	871,000	870,120
Series NNN, 3.60%, 9/1/2023	245,000	258,938
Sempra Energy:
2.88%, 10/1/2022	627,000	630,837
2.90%, 2/1/2023	696,000	693,425
3.25%, 6/15/2027 (a)	701,000	690,092
3.40%, 2/1/2028	944,000	946,653
3.55%, 6/15/2024	355,000	350,236
3.75%, 11/15/2025	701,000	679,164
4.05%, 12/1/2023 (a)	365,000	367,413
Sierra Pacific Power Co. 2.60%, 5/1/2026	372,000	372,264
Southern California Edison Co.:
2.25%, 6/1/2030	855,000	778,247
2.85%, 8/1/2029 (a)	1,334,000	1,270,528
3.88%, 6/1/2021	690,000	687,295
6.65%, 4/1/2029	707,000	822,241
Series A, 2.90%, 3/1/2021	791,000	788,311
Series A, 4.20%, 3/1/2029	731,000	778,844
Series B, 2.40%, 2/1/2022	627,000	615,858
Series B, 3.65%, 3/1/2028	273,000	282,492
Series C, 3.50%, 10/1/2023	756,000	787,797
Series D, 3.40%, 6/1/2023	685,000	703,461
Series E, 3.70%, 8/1/2025	2,298,000	2,367,009
Southern Co.:
2.35%, 7/1/2021	1,543,000	1,538,695
2.95%, 7/1/2023	1,500,000	1,517,085
3.25%, 7/1/2026	1,959,000	1,941,173
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (d)	497,000	467,970
Southern Power Co.:
4.15%, 12/1/2025	646,000	658,519
Series E, 2.50%, 12/15/2021	746,000	729,454
Southwestern Electric Power Co.:
Series K, 2.75%, 10/1/2026	1,163,000	1,104,350
Series M, 4.10%, 9/15/2028 (a)	883,000	949,198
Southwestern Public Service Co. 3.30%, 6/15/2024	167,000	180,312
Security Description	Principal Amount	Value
Tucson Electric Power Co. 3.05%, 3/15/2025	$157,000	$167,114
Union Electric Co.:
2.95%, 6/15/2027	719,000	736,314
3.50%, 4/15/2024	373,000	383,403
3.50%, 3/15/2029	116,000	123,698
Virginia Electric & Power Co.:
2.95%, 1/15/2022	326,000	327,689
3.45%, 9/1/2022 (a)	242,000	245,158
3.45%, 2/15/2024	253,000	264,276
Series A, 2.88%, 7/15/2029	997,000	994,358
Series A, 3.10%, 5/15/2025 (a)	343,000	355,739
Series A, 3.15%, 1/15/2026	1,028,000	1,063,815
Series A, 3.50%, 3/15/2027	872,000	914,004
Series A, 3.80%, 4/1/2028	446,000	476,127
Series B, 2.95%, 11/15/2026	773,000	786,326
Series C, 2.75%, 3/15/2023	849,000	859,239
WEC Energy Group, Inc.:
3.10%, 3/8/2022	362,000	366,087
3.38%, 6/15/2021 (a)	716,000	717,475
3.55%, 6/15/2025	476,000	482,169
Westar Energy, Inc.:
2.55%, 7/1/2026 (a)	281,000	288,371
3.10%, 4/1/2027	335,000	314,816
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	731,000	730,605
2.95%, 9/15/2021	282,000	283,139
Wisconsin Power & Light Co.:
3.00%, 7/1/2029	977,000	998,758
3.05%, 10/15/2027	350,000	361,067
Wisconsin Public Service Corp. 3.35%, 11/21/2021	689,000	694,319
Xcel Energy, Inc.:
2.40%, 3/15/2021	529,000	527,704
2.60%, 3/15/2022 (a)	555,000	555,350
2.60%, 12/1/2029 (a)	622,000	591,684
3.30%, 6/1/2025	587,000	600,436
3.35%, 12/1/2026	701,000	680,180
3.40%, 6/1/2030 (b)	1,000,000	1,020,630
4.00%, 6/15/2028	677,000	713,802
		237,687,532
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co.:
2.63%, 12/1/2021	685,000	701,611
2.63%, 2/15/2023 (a)	687,000	716,424
3.15%, 6/1/2025 (a)	193,000	194,025
Hubbell, Inc.:
3.15%, 8/15/2027	562,000	560,000
3.35%, 3/1/2026	420,000	419,055
3.50%, 2/15/2028	305,000	318,545
3.63%, 11/15/2022 (a)	20,000	19,849
		2,929,509

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.8%
Agilent Technologies, Inc.:
2.75%, 9/15/2029 (a)	$700,000	$669,053
3.05%, 9/22/2026	590,000	591,245
3.20%, 10/1/2022	627,000	625,896
3.88%, 7/15/2023	689,000	711,427
Allegion US Holding Co., Inc.:
3.20%, 10/1/2024	696,000	653,196
3.55%, 10/1/2027	532,000	508,666
Amphenol Corp.:
2.05%, 3/1/2025	1,572,000	1,499,814
3.20%, 4/1/2024	868,000	881,923
4.35%, 6/1/2029 (a)	433,000	444,388
Arrow Electronics, Inc.:
3.25%, 9/8/2024	1,138,000	1,059,068
3.50%, 4/1/2022	262,000	270,748
3.88%, 1/12/2028	685,000	639,263
4.00%, 4/1/2025 (a)	472,000	457,590
4.50%, 3/1/2023	611,000	659,440
Avnet, Inc.:
3.75%, 12/1/2021	261,000	263,406
4.63%, 4/15/2026	604,000	602,436
4.88%, 12/1/2022	702,000	764,155
Flex, Ltd.:
4.75%, 6/15/2025	708,000	713,183
4.88%, 6/15/2029	474,000	445,233
5.00%, 2/15/2023 (a)	748,000	750,109
FLIR Systems, Inc. 3.13%, 6/15/2021	237,000	237,306
Fortive Corp.:
2.35%, 6/15/2021	1,109,000	1,078,425
3.15%, 6/15/2026	1,710,000	1,742,883
Honeywell International, Inc.:
1.85%, 11/1/2021	1,814,000	1,817,247
2.15%, 8/8/2022	846,000	853,885
2.30%, 8/15/2024	1,287,000	1,307,528
2.50%, 11/1/2026	2,013,000	2,041,424
2.70%, 8/15/2029	1,123,000	1,130,906
3.35%, 12/1/2023	568,000	592,617
Jabil, Inc.:
3.60%, 1/15/2030	600,000	539,310
3.95%, 1/12/2028 (a)	917,000	867,904
4.70%, 9/15/2022	580,000	582,071
Keysight Technologies, Inc.:
3.00%, 10/30/2029	928,000	896,866
4.55%, 10/30/2024	751,000	782,872
4.60%, 4/6/2027	1,269,000	1,337,589
Legrand France SA 8.50%, 2/15/2025 (a)	415,000	532,491
PerkinElmer, Inc. 3.30%, 9/15/2029	785,000	737,178
Roper Technologies, Inc.:
2.95%, 9/15/2029	771,000	764,069
3.65%, 9/15/2023	1,185,000	1,214,341
4.20%, 9/15/2028	829,000	889,160
Security Description	Principal Amount	Value
Tech Data Corp.:
3.70%, 2/15/2022	$735,000	$724,056
4.95%, 2/15/2027	1,225,000	1,204,640
Trimble, Inc.:
4.15%, 6/15/2023	685,000	674,348
4.75%, 12/1/2024	612,000	628,695
4.90%, 6/15/2028	690,000	814,027
Tyco Electronics Group SA:
3.13%, 8/15/2027	593,000	626,178
3.45%, 8/1/2024 (a)	327,000	329,681
3.50%, 2/3/2022	234,000	235,114
3.70%, 2/15/2026	470,000	465,822
		38,858,872
ENGINEERING & CONSTRUCTION — 0.0% (f)
Fluor Corp.:
3.50%, 12/15/2024 (a)	985,000	683,974
4.25%, 9/15/2028 (a)	686,000	478,567
		1,162,541
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc.:
2.30%, 3/1/2030	950,000	897,114
2.50%, 8/15/2024	969,000	977,236
2.90%, 7/1/2026	1,104,000	1,117,822
3.20%, 3/15/2025	895,000	930,594
3.38%, 11/15/2027	794,000	807,935
3.55%, 6/1/2022	1,545,000	1,578,480
3.95%, 5/15/2028 (a)	952,000	1,031,711
4.75%, 5/15/2023	907,000	959,016
5.25%, 11/15/2021	710,000	742,554
Waste Connections, Inc.:
2.60%, 2/1/2030	1,219,000	1,143,641
3.50%, 5/1/2029 (a)	1,065,000	1,077,066
4.25%, 12/1/2028	682,000	727,087
Waste Management, Inc.:
2.40%, 5/15/2023	716,000	718,041
2.90%, 9/15/2022	1,051,000	1,058,000
2.95%, 6/15/2024 (a)	1,090,000	1,118,111
3.13%, 3/1/2025	721,000	746,437
3.15%, 11/15/2027	933,000	953,983
3.20%, 6/15/2026	1,014,000	1,059,184
3.45%, 6/15/2029	1,274,000	1,341,331
3.50%, 5/15/2024	482,000	501,839
4.60%, 3/1/2021	229,000	232,055
		19,719,237
FOOD — 1.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	836,000	1,117,548
Campbell Soup Co.:
2.50%, 8/2/2022	480,000	475,613
3.30%, 3/19/2025	616,000	620,786
3.65%, 3/15/2023	753,000	767,683

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/15/2025 (a)	$685,000	$710,667
4.15%, 3/15/2028	1,129,000	1,188,453
Conagra Brands, Inc.:
3.20%, 1/25/2023	1,524,000	1,516,761
3.80%, 10/22/2021	900,000	905,778
4.30%, 5/1/2024	1,379,000	1,426,548
4.60%, 11/1/2025	1,619,000	1,725,336
4.85%, 11/1/2028	660,000	706,550
7.00%, 10/1/2028	244,000	291,517
Flowers Foods, Inc.:
3.50%, 10/1/2026	697,000	701,119
4.38%, 4/1/2022	456,000	456,834
General Mills, Inc.:
2.60%, 10/12/2022	1,081,000	1,090,999
2.88%, 4/15/2030	980,000	978,040
3.15%, 12/15/2021	1,570,000	1,588,589
3.20%, 4/16/2021	910,000	907,825
3.20%, 2/10/2027 (a)	697,000	725,082
3.65%, 2/15/2024	524,000	541,669
3.70%, 10/17/2023	706,000	734,664
4.00%, 4/17/2025	1,404,000	1,489,461
4.20%, 4/17/2028 (a)	1,725,000	1,891,635
Hershey Co.:
2.05%, 11/15/2024	400,000	400,280
2.30%, 8/15/2026	807,000	822,285
2.45%, 11/15/2029	450,000	445,860
3.10%, 5/15/2021	850,000	860,982
3.20%, 8/21/2025	290,000	305,593
3.38%, 5/15/2023	725,000	756,625
Ingredion, Inc. 3.20%, 10/1/2026	480,000	520,656
JM Smucker Co.:
2.38%, 3/15/2030	1,005,000	936,931
3.00%, 3/15/2022	692,000	694,083
3.38%, 12/15/2027 (a)	697,000	706,068
3.50%, 10/15/2021	770,000	781,843
3.50%, 3/15/2025 (a)	374,000	388,264
Kellogg Co.:
2.65%, 12/1/2023	774,000	780,285
3.13%, 5/17/2022	570,000	567,207
3.25%, 4/1/2026	983,000	1,007,437
3.40%, 11/15/2027 (a)	880,000	892,646
4.30%, 5/15/2028	824,000	882,570
Kroger Co.:
2.65%, 10/15/2026 (a)	1,091,000	1,084,498
2.80%, 8/1/2022	837,000	847,446
2.95%, 11/1/2021	618,000	624,001
3.40%, 4/15/2022	602,000	612,842
3.50%, 2/1/2026	573,000	589,239
3.70%, 8/1/2027 (a)	685,000	716,263
3.85%, 8/1/2023	925,000	969,585
4.00%, 2/1/2024	1,054,000	1,108,017
4.50%, 1/15/2029 (a)	872,000	976,832
McCormick & Co., Inc.:
2.70%, 8/15/2022	674,000	675,530
Security Description	Principal Amount	Value
3.15%, 8/15/2024	$989,000	$1,000,067
3.40%, 8/15/2027	1,399,000	1,421,972
Mondelez International, Inc.:
3.63%, 5/7/2023	1,035,000	1,081,968
3.63%, 2/13/2026	1,943,000	2,034,671
4.00%, 2/1/2024 (a)	302,000	317,840
4.13%, 5/7/2028 (a)	595,000	642,463
Sysco Corp.:
2.40%, 2/15/2030	828,000	678,629
2.50%, 7/15/2021 (a)	752,000	751,549
2.60%, 6/12/2022	388,000	370,517
3.25%, 7/15/2027	557,000	508,396
3.30%, 7/15/2026	1,639,000	1,548,839
3.55%, 3/15/2025	696,000	653,815
3.75%, 10/1/2025	1,032,000	982,505
5.65%, 4/1/2025 (b)	1,535,000	1,603,369
5.95%, 4/1/2030 (b)	850,000	896,724
Tyson Foods, Inc.:
2.25%, 8/23/2021	909,000	907,927
3.55%, 6/2/2027	1,095,000	1,120,218
3.90%, 9/28/2023	697,000	725,368
3.95%, 8/15/2024	1,497,000	1,498,407
4.00%, 3/1/2026	1,244,000	1,316,090
4.35%, 3/1/2029	1,409,000	1,521,819
4.50%, 6/15/2022	1,300,000	1,344,070
Whole Foods Market, Inc. 5.20%, 12/3/2025	39,000	43,725
		65,483,973
FOREST PRODUCTS & PAPER — 0.3%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	914,000	785,190
4.50%, 8/1/2024	690,000	648,151
Domtar Corp. 4.40%, 4/1/2022	712,000	727,543
Fibria Overseas Finance, Ltd.:
4.00%, 1/14/2025 (a)	844,000	779,974
5.25%, 5/12/2024	393,000	384,126
5.50%, 1/17/2027 (a)	1,317,000	1,264,544
Georgia-Pacific LLC:
7.75%, 11/15/2029	4,000	5,732
8.00%, 1/15/2024	694,000	834,292
International Paper Co.:
3.00%, 2/15/2027 (a)	848,000	862,289
3.65%, 6/15/2024	839,000	869,934
3.80%, 1/15/2026 (a)	1,263,000	1,368,486
7.50%, 8/15/2021	674,000	733,454
Suzano Austria GmbH:
5.00%, 1/15/2030	872,000	766,619
6.00%, 1/15/2029	2,358,000	2,197,373
		12,227,707
GAS — 0.3%
Atmos Energy Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.63%, 9/15/2029 (a)	$675,000	$676,661
3.00%, 6/15/2027 (a)	694,000	711,017
CenterPoint Energy Resources Corp.:
3.55%, 4/1/2023	730,000	733,044
4.00%, 4/1/2028	430,000	461,940
Dominion Energy Gas Holdings LLC:
3.55%, 11/1/2023	180,000	186,606
3.60%, 12/15/2024 (a)	829,000	843,193
Series A, 2.50%, 11/15/2024	933,000	907,697
Series B, 3.00%, 11/15/2029	919,000	858,318
National Fuel Gas Co.:
3.75%, 3/1/2023	528,000	515,529
3.95%, 9/15/2027	770,000	625,094
4.75%, 9/1/2028	317,000	313,342
4.90%, 12/1/2021	219,000	215,715
5.20%, 7/15/2025	350,000	321,377
NiSource, Inc.:
2.65%, 11/17/2022	640,000	646,547
2.95%, 9/1/2029 (a)	554,000	529,613
3.49%, 5/15/2027	1,154,000	1,169,821
3.65%, 6/15/2023	806,000	823,724
ONE Gas, Inc. 3.61%, 2/1/2024	538,000	553,242
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029 (a)	855,000	864,225
Southern California Gas Co.:
3.15%, 9/15/2024	369,000	378,572
3.20%, 6/15/2025	384,000	401,756
Series TT, 2.60%, 6/15/2026	680,000	671,779
Series XX, 2.55%, 2/1/2030 (a)	50,000	49,938
Southern Co. Gas Capital Corp.:
2.45%, 10/1/2023	678,000	641,096
3.25%, 6/15/2026	684,000	696,934
3.50%, 9/15/2021	608,000	590,526
Southwest Gas Corp. 3.70%, 4/1/2028 (a)	488,000	510,326
		15,897,632
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	999,000	1,059,010
Snap-on, Inc. 3.25%, 3/1/2027 (a)	435,000	446,097
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (a)	932,000	899,790
2.90%, 11/1/2022	1,028,000	1,028,288
3.40%, 12/1/2021	390,000	393,888
3.40%, 3/1/2026	1,041,000	1,069,503
4.25%, 11/15/2028 (a)	1,035,000	1,103,382
5 year CMT + 2.66%, 4.00%, 3/15/2060 (d)	252,000	237,419
		6,237,377
Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 1.0%
Abbott Laboratories:
2.55%, 3/15/2022 (a)	$926,000	$948,780
2.95%, 3/15/2025 (a)	1,459,000	1,544,570
3.40%, 11/30/2023	1,274,000	1,353,982
3.75%, 11/30/2026	1,972,000	2,200,772
3.88%, 9/15/2025	950,000	1,031,557
Baxter International, Inc.:
1.70%, 8/15/2021	437,000	434,789
2.60%, 8/15/2026	1,409,000	1,381,567
Boston Scientific Corp.:
3.38%, 5/15/2022	1,088,000	1,110,097
3.45%, 3/1/2024	1,031,000	1,055,589
3.75%, 3/1/2026	1,290,000	1,352,075
3.85%, 5/15/2025	666,000	704,728
4.00%, 3/1/2028	60,000	63,220
4.00%, 3/1/2029	1,265,000	1,337,345
Covidien International Finance SA:
2.95%, 6/15/2023	1,144,000	1,191,693
3.20%, 6/15/2022 (a)	696,000	718,968
Danaher Corp. 3.35%, 9/15/2025 (a)	1,161,000	1,213,303
DH Europe Finance II Sarl:
2.05%, 11/15/2022	1,131,000	1,110,009
2.20%, 11/15/2024	1,152,000	1,130,723
2.60%, 11/15/2029	928,000	923,072
Edwards Lifesciences Corp. 4.30%, 6/15/2028	860,000	929,067
Medtronic, Inc.:
2.75%, 4/1/2023 (a)	600,000	615,522
3.15%, 3/15/2022	3,529,000	3,658,408
3.50%, 3/15/2025	2,757,000	2,961,625
Stryker Corp.:
3.38%, 5/15/2024	867,000	905,642
3.38%, 11/1/2025 (a)	1,289,000	1,361,184
3.50%, 3/15/2026	934,000	970,557
3.65%, 3/7/2028 (a)	751,000	781,288
Thermo Fisher Scientific, Inc.:
2.60%, 10/1/2029	1,186,000	1,159,374
2.95%, 9/19/2026	1,552,000	1,561,514
3.00%, 4/15/2023	1,088,000	1,105,560
3.20%, 8/15/2027 (a)	1,797,000	1,835,617
3.65%, 12/15/2025	1,133,000	1,173,743
4.13%, 3/25/2025	980,000	1,054,588
4.15%, 2/1/2024	1,317,000	1,400,300
4.50%, 3/25/2030 (a)	865,000	976,300
Zimmer Biomet Holdings, Inc.:
3.15%, 4/1/2022	1,410,000	1,410,183
3.38%, 11/30/2021	1,082,000	1,120,032
3.55%, 4/1/2025 (a)	2,826,000	2,844,143
3.70%, 3/19/2023	421,000	425,959
		49,057,445

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.8%
Adventist Health System 2.95%, 3/1/2029	$682,000	$672,541
Advocate Health & Hospitals Corp. 3.83%, 8/15/2028	300,000	329,154
Aetna, Inc.:
2.75%, 11/15/2022	1,311,000	1,317,437
2.80%, 6/15/2023	1,644,000	1,641,929
3.50%, 11/15/2024	985,000	1,004,976
Anthem, Inc.:
2.38%, 1/15/2025	768,000	754,368
2.88%, 9/15/2029	1,090,000	1,060,407
2.95%, 12/1/2022	964,000	985,333
3.13%, 5/15/2022	1,243,000	1,263,323
3.30%, 1/15/2023	1,293,000	1,314,063
3.35%, 12/1/2024	1,078,000	1,124,333
3.50%, 8/15/2024	1,193,000	1,218,363
3.65%, 12/1/2027	1,065,000	1,098,654
3.70%, 8/15/2021	1,001,000	1,014,433
4.10%, 3/1/2028	1,623,000	1,741,268
Ascension Health Series B, 2.53%, 11/15/2029	355,000	367,386
CHRISTUS Health Series C, 4.34%, 7/1/2028	500,000	539,040
CommonSpirit Health:
2.76%, 10/1/2024	2,114,000	2,130,975
2.95%, 11/1/2022	358,000	340,175
3.35%, 10/1/2029	495,000	487,238
Dignity Health 3.13%, 11/1/2022	498,000	504,071
HCA, Inc.:
4.13%, 6/15/2029	3,285,000	3,281,452
4.50%, 2/15/2027 (a)	1,846,000	1,894,845
4.75%, 5/1/2023	3,343,000	3,404,979
5.00%, 3/15/2024	2,790,000	2,889,129
5.25%, 4/15/2025	1,999,000	2,092,753
5.25%, 6/15/2026	2,268,000	2,375,027
Humana, Inc.:
2.90%, 12/15/2022	949,000	952,483
3.13%, 8/15/2029	782,000	744,284
3.15%, 12/1/2022	435,000	433,843
3.85%, 10/1/2024	472,000	479,585
3.95%, 3/15/2027	738,000	752,974
Kaiser Foundation Hospitals:
3.15%, 5/1/2027	693,000	714,906
3.50%, 4/1/2022	470,000	481,929
Laboratory Corp. of America Holdings:
2.30%, 12/1/2024 (a)	1,081,000	1,063,812
2.95%, 12/1/2029	1,043,000	994,334
3.20%, 2/1/2022	1,005,000	1,013,472
3.25%, 9/1/2024 (a)	1,052,000	1,073,145
3.60%, 2/1/2025 (a)	1,114,000	1,152,422
3.60%, 9/1/2027	592,000	601,389
Security Description	Principal Amount	Value
3.75%, 8/23/2022	$614,000	$634,225
4.00%, 11/1/2023	242,000	239,759
Mercy Health Series 2018, 4.30%, 7/1/2028	290,000	330,032
Providence St. Joseph Health Obligated Group:
Series 19A, 2.53%, 10/1/2029	686,000	670,544
Series H, 2.75%, 10/1/2026	405,000	427,214
Quest Diagnostics, Inc.:
3.45%, 6/1/2026	698,000	704,073
3.50%, 3/30/2025 (a)	1,189,000	1,238,165
4.20%, 6/30/2029	1,053,000	1,139,230
4.25%, 4/1/2024	608,000	646,024
4.70%, 4/1/2021	700,000	708,372
SSM Health Care Corp.:
Series 2018, 3.69%, 6/1/2023 (a)	495,000	490,352
Series A, 3.82%, 6/1/2027 (a)	523,000	542,503
Stanford Health Care Series 2020, 3.31%, 8/15/2030 (b)	600,000	639,450
Sutter Health Series 2018, 3.70%, 8/15/2028	53,000	55,490
Toledo Hospital Series B, 5.33%, 11/15/2028 (a)	912,000	977,026
UnitedHealth Group, Inc.:
2.38%, 10/15/2022	1,055,000	1,067,955
2.38%, 8/15/2024 (a)	933,000	952,630
2.75%, 2/15/2023	888,000	904,028
2.88%, 12/15/2021	1,562,000	1,583,587
2.88%, 3/15/2022	743,000	763,455
2.88%, 3/15/2023 (a)	1,442,000	1,491,720
2.88%, 8/15/2029 (a)	2,634,000	2,742,837
2.95%, 10/15/2027	1,047,000	1,090,817
3.10%, 3/15/2026	1,298,000	1,363,900
3.15%, 6/15/2021	775,000	785,757
3.35%, 7/15/2022	999,000	1,032,906
3.38%, 11/15/2021	909,000	928,534
3.38%, 4/15/2027	756,000	791,199
3.45%, 1/15/2027	3,019,000	3,235,734
3.50%, 6/15/2023 (a)	619,000	651,423
3.50%, 2/15/2024	857,000	905,138
3.70%, 12/15/2025	914,000	984,268
3.75%, 7/15/2025	2,491,000	2,684,900
3.85%, 6/15/2028	1,449,000	1,602,130
3.88%, 12/15/2028 (a)	1,216,000	1,356,959
		83,668,566
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.50%, 10/15/2024 (a)	885,000	828,581
4.38%, 9/15/2022	464,000	482,490
4.75%, 2/15/2023	221,000	221,422
5.75%, 8/15/2023	515,000	557,725

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
NVR, Inc. 3.95%, 9/15/2022	$681,000	$690,943
		2,781,161
HOME FURNISHINGS — 0.1%
Leggett & Platt, Inc.:
3.40%, 8/15/2022	681,000	689,594
3.50%, 11/15/2027	733,000	722,797
3.80%, 11/15/2024	357,000	377,695
4.40%, 3/15/2029	825,000	858,124
Whirlpool Corp.:
3.70%, 5/1/2025	772,000	747,528
4.00%, 3/1/2024	869,000	856,391
4.75%, 2/26/2029	843,000	871,653
Series MTN, 4.85%, 6/15/2021	291,000	296,325
		5,420,107
HOUSEHOLD PRODUCTS & WARES — 0.2%
Avery Dennison Corp.:
2.65%, 4/30/2030	635,000	599,694
4.88%, 12/6/2028 (a)	621,000	680,535
Church & Dwight Co., Inc.:
2.45%, 8/1/2022 (a)	591,000	585,965
2.88%, 10/1/2022 (a)	365,000	364,113
3.15%, 8/1/2027	917,000	941,502
Clorox Co.:
3.05%, 9/15/2022	690,000	713,577
3.10%, 10/1/2027	713,000	739,966
3.50%, 12/15/2024	675,000	716,047
3.80%, 11/15/2021	455,000	464,455
3.90%, 5/15/2028	618,000	679,812
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	38,000	38,466
2.40%, 6/1/2023	150,000	153,054
2.75%, 2/15/2026	896,000	933,274
3.05%, 8/15/2025 (a)	340,000	360,706
3.10%, 3/26/2030	1,000,000	1,083,110
3.20%, 4/25/2029 (a)	1,112,000	1,193,120
3.95%, 11/1/2028	636,000	712,861
		10,960,257
INSURANCE — 2.6%
Aflac, Inc.:
2.88%, 10/15/2026	4,000	3,925
3.25%, 3/17/2025	946,000	967,370
3.60%, 4/1/2030	2,390,000	2,424,990
3.63%, 6/15/2023 (a)	705,000	724,733
3.63%, 11/15/2024	934,000	984,025
Alleghany Corp. 4.95%, 6/27/2022	693,000	749,875
Allied World Assurance Co. Holdings, Ltd. 4.35%, 10/29/2025	231,000	236,572
Allstate Corp.:
Security Description	Principal Amount	Value
3.15%, 6/15/2023	$531,000	$548,380
3.28%, 12/15/2026 (a)	1,082,000	1,120,562
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (d)	350,000	311,118
American Equity Investment Life Holding Co. 5.00%, 6/15/2027	820,000	798,590
American Financial Group, Inc.:
3.50%, 8/15/2026	914,000	872,678
5.25%, 4/2/2030 (b)	2,075,000	2,047,506
American International Group, Inc.:
3.30%, 3/1/2021	946,000	946,870
3.75%, 7/10/2025	1,585,000	1,601,199
3.90%, 4/1/2026 (a)	1,689,000	1,739,180
4.13%, 2/15/2024	1,218,000	1,272,591
4.20%, 4/1/2028 (a)	704,000	727,563
4.25%, 3/15/2029 (a)	1,056,000	1,094,892
4.88%, 6/1/2022	1,890,000	1,955,640
Aon Corp.:
2.20%, 11/15/2022	781,000	778,587
3.75%, 5/2/2029	1,116,000	1,175,271
4.50%, 12/15/2028	704,000	781,222
8.21%, 1/1/2027	260,000	268,767
Aon PLC:
2.80%, 3/15/2021	413,000	408,771
3.50%, 6/14/2024	733,000	762,950
3.88%, 12/15/2025	663,000	670,585
4.00%, 11/27/2023	771,000	792,588
Arch Capital Finance LLC 4.01%, 12/15/2026	671,000	677,301
Aspen Insurance Holdings, Ltd. 4.65%, 11/15/2023	350,000	342,254
Assurant, Inc.:
4.00%, 3/15/2023	430,000	438,759
4.20%, 9/27/2023	660,000	682,374
4.90%, 3/27/2028	724,000	747,429
Assured Guaranty US Holdings, Inc. 5.00%, 7/1/2024	884,000	904,447
Athene Holding, Ltd.:
4.13%, 1/12/2028	1,450,000	1,327,388
6.15%, 4/3/2030	2,550,000	2,545,104
AXA Equitable Holdings, Inc. 7.00%, 4/1/2028	265,000	319,036
AXIS Specialty Finance LLC:
3.90%, 7/15/2029 (a)	718,000	756,384
5 year CMT + 3.19%, 4.90%, 1/15/2040 (d)	400,000	337,116
AXIS Specialty Finance PLC 4.00%, 12/6/2027	663,000	734,312
Berkshire Hathaway Finance Corp.:
1.85%, 3/12/2030 (a)	960,000	940,992
3.00%, 5/15/2022	927,000	961,790

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Berkshire Hathaway, Inc.:
2.75%, 3/15/2023	$2,335,000	$2,417,169
3.00%, 2/11/2023 (a)	1,322,000	1,381,358
3.13%, 3/15/2026	3,834,000	4,104,680
3.40%, 1/31/2022	308,000	318,592
3.75%, 8/15/2021 (a)	194,000	200,169
Brighthouse Financial, Inc. 3.70%, 6/22/2027 (a)	1,649,000	1,454,517
Brown & Brown, Inc.:
4.20%, 9/15/2024	807,000	850,869
4.50%, 3/15/2029	694,000	777,773
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	830,000	848,368
2.88%, 11/3/2022	1,490,000	1,507,731
3.15%, 3/15/2025 (a)	812,000	848,288
3.35%, 5/15/2024	988,000	1,025,811
3.35%, 5/3/2026	1,742,000	1,841,799
Cincinnati Financial Corp. 6.92%, 5/15/2028	451,000	602,031
CNA Financial Corp.:
3.45%, 8/15/2027	971,000	931,286
3.90%, 5/1/2029	925,000	920,273
3.95%, 5/15/2024	529,000	540,664
4.50%, 3/1/2026	899,000	930,807
5.75%, 8/15/2021	838,000	860,944
CNO Financial Group, Inc.:
5.25%, 5/30/2025 (a)	316,000	328,653
5.25%, 5/30/2029	516,000	501,815
Enstar Group, Ltd.:
4.50%, 3/10/2022	537,000	531,329
4.95%, 6/1/2029	724,000	686,309
Equitable Holdings, Inc.:
3.90%, 4/20/2023	1,180,000	1,169,109
4.35%, 4/20/2028	2,044,000	2,020,147
Fairfax Financial Holdings, Ltd. 4.85%, 4/17/2028	786,000	852,826
Fidelity National Financial, Inc.:
4.50%, 8/15/2028	705,000	803,961
5.50%, 9/1/2022	696,000	753,490
Globe Life, Inc.:
3.80%, 9/15/2022	138,000	145,822
4.55%, 9/15/2028	822,000	821,975
Hanover Insurance Group, Inc. 4.50%, 4/15/2026	346,000	361,169
Hartford Financial Services Group, Inc. 2.80%, 8/19/2029 (a)	694,000	675,727
Kemper Corp. 4.35%, 2/15/2025	702,000	705,973
Lincoln National Corp.:
3.05%, 1/15/2030	1,417,000	1,314,466
3.35%, 3/9/2025	490,000	490,725
3.63%, 12/12/2026	336,000	338,174
3.80%, 3/1/2028 (a)	929,000	923,231
4.00%, 9/1/2023 (a)	809,000	828,756
4.20%, 3/15/2022	56,000	59,474
Security Description	Principal Amount	Value
4.85%, 6/24/2021	$174,000	$177,988
Loews Corp.:
2.63%, 5/15/2023	929,000	917,034
3.75%, 4/1/2026 (a)	864,000	901,230
Manulife Financial Corp.:
4.15%, 3/4/2026	1,557,000	1,580,884
USD 5 Year Swap Rate + 1.65%, 4.06%, 2/24/2032 (d)	688,000	667,470
Markel Corp.:
3.35%, 9/17/2029	465,000	425,442
3.50%, 11/1/2027	709,000	711,191
4.90%, 7/1/2022	34,000	35,621
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	628,000	636,283
3.30%, 3/14/2023	808,000	825,340
3.50%, 6/3/2024	1,164,000	1,204,973
3.50%, 3/10/2025	883,000	925,181
3.75%, 3/14/2026 (a)	885,000	910,541
3.88%, 3/15/2024	1,266,000	1,314,387
4.38%, 3/15/2029	624,000	686,968
4.80%, 7/15/2021 (a)	709,000	727,604
Mercury General Corp. 4.40%, 3/15/2027	684,000	753,358
MetLife, Inc.:
3.00%, 3/1/2025	593,000	593,486
3.60%, 4/10/2024 (a)	1,353,000	1,424,046
3.60%, 11/13/2025	326,000	338,248
3.05%, 12/15/2022	1,511,000	1,522,091
Series D, 4.37%, 9/15/2023	1,051,000	1,110,119
Old Republic International Corp.:
3.88%, 8/26/2026	506,000	526,746
4.88%, 10/1/2024	634,000	685,487
PartnerRe Finance B LLC 3.70%, 7/2/2029	704,000	694,531
Primerica, Inc. 4.75%, 7/15/2022	432,000	446,291
Principal Financial Group, Inc.:
3.10%, 11/15/2026	781,000	770,472
3.13%, 5/15/2023	181,000	182,406
3.30%, 9/15/2022 (a)	719,000	727,966
3.40%, 5/15/2025	486,000	485,558
3.70%, 5/15/2029 (a)	888,000	916,896
Progressive Corp.:
2.45%, 1/15/2027 (a)	775,000	763,801
3.75%, 8/23/2021	647,000	660,852
4.00%, 3/1/2029 (a)	982,000	1,108,167
6.63%, 3/1/2029	45,000	59,707
Prudential Financial, Inc.:
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (d)	686,000	561,964
3 Month USD LIBOR + 2.67%, 5.70%, 9/15/2048 (d)	1,743,000	1,492,060

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (a) (d)	$677,000	$641,546
3 Month USD LIBOR + 3.04%, 5.20%, 3/15/2044 (d)	586,000	515,727
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (d)	692,000	650,265
3 Month USD LIBOR + 4.18%, 5.88%, 9/15/2042 (d)	877,000	840,517
Series MTN, 1.50%, 3/10/2026	1,105,000	1,042,159
Series MTN, 2.10%, 3/10/2030 (a)	1,965,000	1,835,860
Series MTN, 3.50%, 5/15/2024	810,000	839,792
Series MTN, 3.88%, 3/27/2028	518,000	533,633
Series MTN, 4.50%, 11/16/2021	1,064,000	1,096,495
Reinsurance Group of America, Inc.:
3.90%, 5/15/2029	833,000	840,155
3.95%, 9/15/2026	703,000	724,357
5.00%, 6/1/2021	477,000	490,008
Series MTN, 4.70%, 9/15/2023	224,000	224,992
RenaissanceRe Finance, Inc.:
3.45%, 7/1/2027	403,000	406,917
3.70%, 4/1/2025	50,000	52,905
RenaissanceRe Holdings, Ltd. 3.60%, 4/15/2029	809,000	812,333
Sompo International Holdings, Ltd. 4.70%, 10/15/2022	51,000	50,210
Swiss Re America Holding Corp. 7.00%, 2/15/2026 (a)	330,000	425,667
Trinity Acquisition PLC:
3.50%, 9/15/2021	723,000	700,023
4.40%, 3/15/2026	690,000	718,656
Unum Group:
4.00%, 3/15/2024	460,000	461,352
4.00%, 6/15/2029 (a)	807,000	768,780
Voya Financial, Inc.:
3.13%, 7/15/2024	713,000	714,640
3.65%, 6/15/2026	1,478,000	1,485,686
Willis North America, Inc.:
2.95%, 9/15/2029	757,000	736,773
3.60%, 5/15/2024	497,000	505,921
4.50%, 9/15/2028	1,019,000	1,113,899
Willis Towers Watson PLC 5.75%, 3/15/2021	492,000	504,039
WR Berkley Corp. 4.63%, 3/15/2022	808,000	694,206
Security Description	Principal Amount	Value
XLIT, Ltd. 4.45%, 3/31/2025	$553,000	$570,746
		124,628,594
INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
2.80%, 6/6/2023	1,578,000	1,593,780
3.13%, 11/28/2021	2,036,000	2,063,323
3.40%, 12/6/2027	3,509,000	3,748,033
3.60%, 11/28/2024	1,892,000	1,996,325
Alphabet, Inc.:
2.00%, 8/15/2026	2,404,000	2,536,653
3.38%, 2/25/2024	1,485,000	1,620,566
3.63%, 5/19/2021	1,081,000	1,113,484
Amazon.com, Inc.:
2.40%, 2/22/2023 (a)	2,592,000	2,696,743
2.50%, 11/29/2022	1,702,000	1,754,115
2.80%, 8/22/2024 (a)	2,720,000	2,888,205
3.15%, 8/22/2027	3,163,000	3,491,762
3.30%, 12/5/2021	1,745,000	1,804,627
3.80%, 12/5/2024	1,255,000	1,390,527
5.20%, 12/3/2025	1,536,000	1,828,946
Baidu, Inc.:
2.88%, 7/6/2022	650,000	659,197
3.50%, 11/28/2022	708,000	727,427
3.63%, 7/6/2027 (a)	682,000	706,027
3.88%, 9/29/2023	2,027,000	2,103,823
4.13%, 6/30/2025 (a)	520,000	557,076
4.38%, 5/14/2024	726,000	769,996
4.38%, 3/29/2028	685,000	743,321
4.88%, 11/14/2028 (a)	687,000	773,658
Booking Holdings, Inc.:
2.75%, 3/15/2023	588,000	587,318
3.55%, 3/15/2028	1,059,000	1,044,047
3.60%, 6/1/2026	1,478,000	1,441,050
3.65%, 3/15/2025 (a)	675,000	674,689
eBay, Inc.:
1.90%, 3/11/2025 (a)	710,000	671,653
2.60%, 7/15/2022	607,000	604,742
2.70%, 3/11/2030 (a)	1,210,000	1,090,041
2.75%, 1/30/2023	1,258,000	1,248,213
2.88%, 8/1/2021	1,096,000	1,086,158
3.45%, 8/1/2024 (a)	722,000	732,281
3.60%, 6/5/2027	1,400,000	1,416,674
3.80%, 3/9/2022	708,000	716,050
Expedia Group, Inc.:
3.80%, 2/15/2028	1,342,000	1,153,758
4.50%, 8/15/2024 (a)	591,000	541,935
5.00%, 2/15/2026 (a)	1,119,000	1,011,140
JD.com, Inc.:
3.13%, 4/29/2021	708,000	709,777
3.38%, 1/14/2030	874,000	870,163
3.88%, 4/29/2026 (a)	652,000	679,547
		53,846,850

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
INVESTMENT COMPANY SECURITY — 0.2%
Ares Capital Corp.:
3.25%, 7/15/2025	$906,000	$729,557
3.50%, 2/10/2023	1,054,000	949,032
3.63%, 1/19/2022	476,000	449,387
4.20%, 6/10/2024	847,000	751,314
4.25%, 3/1/2025	556,000	477,926
FS KKR Capital Corp.:
4.13%, 2/1/2025	1,183,000	1,004,414
4.63%, 7/15/2024	2,095,000	1,631,418
Goldman Sachs BDC, Inc. 3.75%, 2/10/2025 (a)	1,064,000	1,013,151
Main Street Capital Corp. 5.20%, 5/1/2024	100,000	91,725
Oaktree Specialty Lending Corp. 3.50%, 2/25/2025	590,000	537,325
Owl Rock Capital Corp.:
4.00%, 3/30/2025	681,000	526,093
5.25%, 4/15/2024	573,000	549,960
Prospect Capital Corp. 5.88%, 3/15/2023 (a)	361,000	285,645
TPG Specialty Lending, Inc. 3.88%, 11/1/2024 (a)	954,000	845,979
		9,842,926
IRON/STEEL — 0.2%
ArcelorMittal:
3.60%, 7/16/2024 (a)	1,054,000	959,625
4.25%, 7/16/2029 (a)	240,000	214,128
4.55%, 3/11/2026	708,000	637,745
6.13%, 6/1/2025	1,127,000	1,108,720
Nucor Corp.:
3.95%, 5/1/2028	693,000	704,060
4.00%, 8/1/2023	1,030,000	1,033,636
4.13%, 9/15/2022	433,000	445,778
Reliance Steel & Aluminum Co. 4.50%, 4/15/2023	555,000	553,391
Steel Dynamics, Inc.:
2.80%, 12/15/2024	1,207,000	1,133,711
4.13%, 9/15/2025 (a)	136,000	125,816
5.00%, 12/15/2026	1,500,000	1,489,470
5.25%, 4/15/2023	62,000	58,671
Vale Overseas, Ltd. 6.25%, 8/10/2026	2,395,000	2,607,173
		11,071,924
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 3.50%, 7/28/2025 (a)	497,000	466,191
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/2028 (a)	403,000	251,601
5.25%, 11/15/2022	1,256,000	911,140
7.50%, 10/15/2027	544,000	406,118
		2,035,050
Security Description	Principal Amount	Value
LODGING — 0.4%
Choice Hotels International, Inc.:
3.70%, 12/1/2029	$979,000	$757,374
5.75%, 7/1/2022	624,000	577,275
Hyatt Hotels Corp.:
3.38%, 7/15/2023	285,000	262,790
4.38%, 9/15/2028	486,000	442,916
4.85%, 3/15/2026	514,000	495,552
Las Vegas Sands Corp.:
2.90%, 6/25/2025	839,000	729,175
3.20%, 8/8/2024	2,107,000	1,902,832
3.50%, 8/18/2026	1,226,000	1,123,286
3.90%, 8/8/2029	699,000	600,203
Marriott International, Inc.:
2.13%, 10/3/2022	700,000	626,892
2.30%, 1/15/2022	309,000	289,595
2.88%, 3/1/2021	686,000	640,388
3.25%, 9/15/2022	691,000	632,963
3.60%, 4/15/2024	773,000	711,083
3.75%, 3/15/2025	698,000	637,867
3.75%, 10/1/2025	236,000	219,808
Series AA, 4.65%, 12/1/2028 (a)	660,000	630,062
Series N, 3.13%, 10/15/2021	819,000	732,907
Series R, 3.13%, 6/15/2026	581,000	533,166
Series X, 4.00%, 4/15/2028	545,000	501,787
Series Z, 4.15%, 12/1/2023	633,000	580,296
Sands China, Ltd.:
4.60%, 8/8/2023	2,947,000	3,007,060
5.13%, 8/8/2025	2,112,000	2,012,778
5.40%, 8/8/2028	1,070,000	995,496
		19,643,551
MACHINERY, CONSTRUCTION & MINING — 0.5%
ABB Finance USA, Inc.:
2.88%, 5/8/2022	2,071,000	2,088,169
3.38%, 4/3/2023	695,000	696,710
3.80%, 4/3/2028	414,000	438,720
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	1,693,000	1,689,851
1.93%, 10/1/2021	743,000	735,704
2.40%, 8/9/2026 (a)	563,000	560,855
Series I, 2.65%, 5/17/2021	960,000	968,208
Series MTN, 1.90%, 9/6/2022	887,000	883,026
Series MTN, 1.95%, 11/18/2022	449,000	447,002
Series MTN, 2.15%, 11/8/2024 (a)	1,696,000	1,699,460
Series MTN, 2.40%, 6/6/2022	732,000	735,353
Series MTN, 2.55%, 11/29/2022 (a)	814,000	820,764
Series MTN, 2.63%, 3/1/2023 (a)	856,000	864,423

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.85%, 6/1/2022	$491,000	$498,507
Series MTN, 2.85%, 5/17/2024	693,000	698,807
Series MTN, 2.95%, 2/26/2022	963,000	978,707
Series MTN, 3.15%, 9/7/2021	697,000	710,201
Series MTN, 3.25%, 12/1/2024 (a)	746,000	774,355
Series MTN, 3.30%, 6/9/2024 (a)	1,095,000	1,130,073
Series MTN, 3.45%, 5/15/2023 (a)	1,089,000	1,126,712
Series MTN, 3.65%, 12/7/2023	839,000	889,038
Series MTN, 3.75%, 11/24/2023	846,000	886,286
Caterpillar, Inc.:
2.60%, 6/26/2022	637,000	642,765
2.60%, 9/19/2029 (a)	803,000	786,980
3.40%, 5/15/2024 (a)	1,163,000	1,199,425
3.90%, 5/27/2021	991,000	1,014,209
Oshkosh Corp.:
3.10%, 3/1/2030	525,000	566,727
4.60%, 5/15/2028	694,000	661,667
		25,192,704
MACHINERY-DIVERSIFIED — 1.0%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	893,000	884,543
4.20%, 1/15/2024 (a)	920,000	921,288
4.38%, 4/5/2022	800,000	789,896
4.88%, 4/1/2021	623,000	625,635
CNH Industrial NV:
4.50%, 8/15/2023	695,000	706,426
Series MTN, 3.85%, 11/15/2027 (a)	354,000	337,907
Crane Co. 4.45%, 12/15/2023 (a)	139,000	130,942
Deere & Co.:
2.60%, 6/8/2022	717,000	726,400
2.75%, 4/15/2025 (a)	930,000	971,683
3.10%, 4/15/2030	700,000	749,854
Dover Corp.:
2.95%, 11/4/2029	142,000	148,815
3.15%, 11/15/2025	559,000	580,767
Flowserve Corp.:
3.50%, 9/15/2022	545,000	547,627
4.00%, 11/15/2023	58,000	57,967
IDEX Corp. 4.20%, 12/15/2021	44,000	43,475
John Deere Capital Corp.:
2.80%, 1/27/2023 (a)	571,000	581,626
3.65%, 10/12/2023 (a)	839,000	886,076
Series GMTN, 3.45%, 6/7/2023	698,000	718,130
Security Description	Principal Amount	Value
Series MTN, 1.20%, 4/6/2023	$370,000	$363,129
Series MTN, 1.75%, 3/9/2027	625,000	603,294
Series MTN, 1.95%, 6/13/2022 (a)	835,000	829,765
Series MTN, 2.05%, 1/9/2025	1,119,000	1,112,913
Series MTN, 2.15%, 9/8/2022	870,000	865,415
Series MTN, 2.25%, 9/14/2026	958,000	941,082
Series MTN, 2.30%, 6/7/2021	908,000	912,349
Series MTN, 2.45%, 1/9/2030	939,000	953,169
Series MTN, 2.60%, 3/7/2024	1,636,000	1,669,194
Series MTN, 2.65%, 1/6/2022 (a)	827,000	835,841
Series MTN, 2.65%, 6/24/2024	580,000	587,064
Series MTN, 2.65%, 6/10/2026	605,000	622,297
Series MTN, 2.70%, 1/6/2023 (a)	469,000	476,785
Series MTN, 2.75%, 3/15/2022	452,000	461,411
Series MTN, 2.80%, 3/6/2023 (a)	1,219,000	1,250,219
Series MTN, 2.80%, 9/8/2027	965,000	1,015,421
Series MTN, 2.80%, 7/18/2029 (a)	874,000	882,993
Series MTN, 2.88%, 3/12/2021 (a)	513,000	515,514
Series MTN, 2.95%, 4/1/2022	847,000	864,397
Series MTN, 3.05%, 1/6/2028	365,000	377,034
Series MTN, 3.13%, 9/10/2021	847,000	860,264
Series MTN, 3.15%, 10/15/2021	537,000	546,585
Series MTN, 3.20%, 1/10/2022	1,023,000	1,044,759
Series MTN, 3.35%, 6/12/2024 (a)	651,000	683,179
Series MTN, 3.40%, 9/11/2025	519,000	544,748
Series MTN, 3.45%, 1/10/2024	707,000	735,853
Series MTN, 3.45%, 3/13/2025	853,000	906,432
Series MTN, 3.45%, 3/7/2029	707,000	754,843
Series MTN, 3.90%, 7/12/2021	696,000	715,850
nVent Finance Sarl:
3.95%, 4/15/2023	785,000	819,352
4.55%, 4/15/2028	695,000	774,286
Otis Worldwide Corp.:
2.06%, 4/5/2025 (c)	1,690,000	1,650,961
2.29%, 4/5/2027 (a) (c)	760,000	726,948
2.57%, 2/15/2030 (c)	2,157,000	2,088,947
Rockwell Automation, Inc.:
2.88%, 3/1/2025	25,000	24,501
3.50%, 3/1/2029	700,000	734,580

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Roper Technologies, Inc.:
2.35%, 9/15/2024	$672,000	$658,701
2.80%, 12/15/2021	763,000	760,825
3.13%, 11/15/2022	692,000	687,772
3.80%, 12/15/2026	868,000	885,265
3.85%, 12/15/2025	490,000	515,171
Wabtec Corp.:
3.45%, 11/15/2026	361,000	330,976
4.40%, 3/15/2024	1,150,000	1,119,272
4.95%, 9/15/2028	1,962,000	1,893,271
Xylem, Inc.:
3.25%, 11/1/2026	674,000	711,238
4.88%, 10/1/2021	584,000	613,638
		48,336,560
MEDIA — 2.5%
CBS Corp.:
2.50%, 2/15/2023 (a)	663,000	632,893
2.90%, 6/1/2023	926,000	891,553
2.90%, 1/15/2027	711,000	637,419
3.38%, 3/1/2022	699,000	695,358
3.38%, 2/15/2028	795,000	726,900
3.50%, 1/15/2025	750,000	698,633
3.70%, 8/15/2024	820,000	801,411
3.70%, 6/1/2028	845,000	764,573
4.00%, 1/15/2026	1,132,000	1,121,088
4.20%, 6/1/2029 (a)	949,000	913,659
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.75%, 2/15/2028	1,515,000	1,494,108
4.20%, 3/15/2028	1,856,000	1,886,754
4.46%, 7/23/2022	3,461,000	3,587,430
4.50%, 2/1/2024	1,430,000	1,476,732
4.91%, 7/23/2025	5,491,000	5,826,830
5.05%, 3/30/2029	1,494,000	1,612,131
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	1,413,000	1,668,739
Comcast Corp.:
1.63%, 1/15/2022 (a)	1,157,000	1,160,228
2.35%, 1/15/2027	2,401,000	2,385,514
2.65%, 2/1/2030 (a)	300,000	308,445
2.75%, 3/1/2023	1,873,000	1,931,250
2.85%, 1/15/2023 (a)	843,000	870,448
3.00%, 2/1/2024	2,066,000	2,164,135
3.10%, 4/1/2025	685,000	726,970
3.13%, 7/15/2022	1,716,000	1,758,093
3.15%, 3/1/2026	1,749,000	1,827,618
3.15%, 2/15/2028	2,037,000	2,131,537
3.30%, 2/1/2027	1,600,000	1,679,424
3.30%, 4/1/2027	2,150,000	2,308,390
3.38%, 2/15/2025	1,634,000	1,741,991
3.38%, 8/15/2025	1,831,000	1,943,277
3.40%, 4/1/2030	1,400,000	1,523,270
Security Description	Principal Amount	Value
3.55%, 5/1/2028	$930,000	$995,760
3.60%, 3/1/2024	3,978,000	4,277,703
3.70%, 4/15/2024	3,541,000	3,798,856
3.95%, 10/15/2025	3,964,000	4,324,248
4.15%, 10/15/2028	3,957,000	4,441,653
Discovery Communications LLC:
2.95%, 3/20/2023	1,376,000	1,370,620
3.25%, 4/1/2023	700,000	688,961
3.30%, 5/15/2022	837,000	814,133
3.45%, 3/15/2025	910,000	906,933
3.50%, 6/15/2022	1,057,000	1,056,672
3.80%, 3/13/2024	653,000	641,050
3.90%, 11/15/2024	694,000	692,799
3.95%, 6/15/2025	1,029,000	1,006,599
3.95%, 3/20/2028	734,000	721,155
4.13%, 5/15/2029	1,288,000	1,238,863
4.38%, 6/15/2021	335,000	339,533
4.90%, 3/11/2026	1,034,000	1,076,322
Fox Corp.:
3.05%, 4/7/2025	1,600,000	1,597,504
3.67%, 1/25/2022	708,000	723,229
4.03%, 1/25/2024	3,438,000	3,571,434
4.71%, 1/25/2029 (a)	0	—
4.71%, 1/25/2029	1,088,000	1,192,360
FOX Corp. 3.50%, 4/8/2030	655,000	653,683
Grupo Televisa SAB 6.63%, 3/18/2025	675,000	741,157
NBCUniversal Media LLC 2.88%, 1/15/2023	1,607,000	1,657,203
TCI Communications, Inc.:
7.13%, 2/15/2028	835,000	1,065,769
7.88%, 2/15/2026	115,000	146,850
Thomson Reuters Corp.:
3.35%, 5/15/2026	811,000	788,973
4.30%, 11/23/2023	635,000	653,269
Time Warner Cable LLC 4.00%, 9/1/2021	1,556,000	1,558,536
Time Warner Entertainment Co. L.P. 8.38%, 3/15/2023	1,162,000	1,296,095
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	548,000	555,908
3.00%, 2/13/2026	1,786,000	1,866,049
Series GMTN, 3.15%, 9/17/2025	607,000	644,039
Series MTN, 1.85%, 7/30/2026	746,000	738,421
Series MTN, 2.35%, 12/1/2022	1,309,000	1,333,688
Series MTN, 2.45%, 3/4/2022	1,129,000	1,147,312
Series MTN, 2.55%, 2/15/2022 (a)	678,000	684,061
Series MTN, 2.95%, 6/15/2027 (a)	1,039,000	1,080,404

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3.75%, 6/1/2021	$1,023,000	$1,047,695
Viacom, Inc.:
3.88%, 12/15/2021	691,000	697,330
4.25%, 9/1/2023 (a)	882,000	898,626
4.50%, 3/1/2021	1,159,000	1,167,322
ViacomCBS, Inc.:
3.88%, 4/1/2024	858,000	841,243
4.75%, 5/15/2025 (b)	2,000,000	2,004,140
4.95%, 1/15/2031 (b)	1,750,000	1,731,887
Walt Disney Co.:
1.65%, 9/1/2022	1,167,000	1,173,138
1.75%, 8/30/2024	1,963,000	1,965,866
2.00%, 9/1/2029	2,069,000	2,011,978
3.00%, 9/15/2022	1,187,000	1,223,524
3.38%, 11/15/2026 (a)	1,021,000	1,068,099
3.70%, 9/15/2024	1,145,000	1,228,173
3.70%, 10/15/2025 (a)	901,000	981,054
4.00%, 10/1/2023	375,000	400,706
		120,425,386
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
2.50%, 1/15/2023	1,434,000	1,441,629
3.25%, 6/15/2025	1,273,000	1,321,922
Timken Co. 3.88%, 9/1/2024	704,000	715,841
		3,479,392
MINING — 0.3%
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	859,000	865,700
3.25%, 11/21/2021	269,000	272,825
3.85%, 9/30/2023 (a)	1,435,000	1,485,139
6.42%, 3/1/2026	572,000	694,379
Kinross Gold Corp.:
4.50%, 7/15/2027	680,000	634,501
5.13%, 9/1/2021	170,000	170,332
5.95%, 3/15/2024	803,000	790,329
Newmont Corp.:
2.80%, 10/1/2029	831,000	782,121
3.70%, 3/15/2023 (a)	104,000	104,143
Newmont Goldcorp Corp.:
3.50%, 3/15/2022	138,000	140,231
3.63%, 6/9/2021	713,000	730,789
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	3,798,000	4,010,156
Southern Copper Corp.:
3.50%, 11/8/2022	684,000	674,164
3.88%, 4/23/2025	678,000	663,335
		12,018,144
MISCELLANEOUS MANUFACTURER — 1.0%
3M Co.:
1.75%, 2/14/2023 (a)	1,009,000	1,001,644
2.00%, 2/14/2025	740,000	759,292
Security Description	Principal Amount	Value
2.38%, 8/26/2029	$1,473,000	$1,476,108
2.65%, 4/15/2025	795,000	822,873
2.88%, 10/15/2027	1,008,000	1,024,521
3.05%, 4/15/2030	710,000	744,044
Series MTN, 1.63%, 9/19/2021	713,000	713,050
Series MTN, 2.00%, 6/26/2022	554,000	554,277
Series MTN, 2.25%, 3/15/2023 (a)	1,250,000	1,280,275
Series MTN, 2.25%, 9/19/2026 (a)	1,038,000	1,036,038
Series MTN, 2.75%, 3/1/2022	337,000	339,686
Series MTN, 3.00%, 9/14/2021	720,000	736,186
Series MTN, 3.00%, 8/7/2025	1,132,000	1,181,932
Series MTN, 3.25%, 2/14/2024	1,053,000	1,109,146
Series MTN, 3.38%, 3/1/2029	1,159,000	1,237,847
Series MTN, 3.63%, 9/14/2028 (a)	675,000	723,654
Carlisle Cos., Inc.:
2.75%, 3/1/2030	1,112,000	969,864
3.50%, 12/1/2024	884,000	847,049
3.75%, 11/15/2022	146,000	147,929
3.75%, 12/1/2027	472,000	483,857
Eaton Corp.:
2.75%, 11/2/2022	2,428,000	2,424,771
3.10%, 9/15/2027	686,000	689,924
General Electric Co.:
2.70%, 10/9/2022	4,011,000	3,946,463
3.38%, 3/11/2024 (a)	1,067,000	1,055,306
5.55%, 1/5/2026	5,000	5,218
Series GMTN, 3.10%, 1/9/2023	2,095,000	2,082,975
Series GMTN, 3.15%, 9/7/2022	1,586,000	1,587,158
Series GMTN, 3.45%, 5/15/2024	1,079,000	1,067,573
Series MTN, 4.65%, 10/17/2021	1,794,000	1,845,631
Hexcel Corp.:
3.95%, 2/15/2027	398,000	403,560
4.70%, 8/15/2025	585,000	665,514
Hillenbrand, Inc. 4.50%, 9/15/2026 (a)	793,000	791,763
Illinois Tool Works, Inc.:
2.65%, 11/15/2026 (a)	1,982,000	1,977,045
3.38%, 9/15/2021	392,000	399,522
3.50%, 3/1/2024 (a)	503,000	530,725
Ingersoll-Rand Global Holding Co., Ltd.:
3.75%, 8/21/2028	712,000	715,895
4.25%, 6/15/2023 (a)	547,000	556,758
Ingersoll-Rand Luxembourg Finance SA:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/21/2026	$264,000	$269,100
3.55%, 11/1/2024	540,000	537,365
3.80%, 3/21/2029	1,130,000	1,161,459
Parker-Hannifin Corp.:
2.70%, 6/14/2024	882,000	875,914
3.25%, 3/1/2027	915,000	904,148
3.25%, 6/14/2029	1,423,000	1,445,683
Series MTN, 3.30%, 11/21/2024	523,000	537,973
Series MTN, 3.50%, 9/15/2022	205,000	217,368
Pentair Finance Sarl 4.50%, 7/1/2029	510,000	523,245
Textron, Inc.:
3.00%, 6/1/2030	1,135,000	1,065,651
3.38%, 3/1/2028	20,000	19,070
3.65%, 3/15/2027	892,000	866,185
3.88%, 3/1/2025	363,000	363,109
3.90%, 9/17/2029	120,000	117,358
4.30%, 3/1/2024	627,000	621,721
		47,460,422
OFFICE & BUSINESS EQUIPMENT — 0.0% (f)
Xerox Corp. 4.07%, 3/17/2022	158,000	153,352
OFFICE FURNISHINGS — 0.0% (f)
Steelcase, Inc. 5.13%, 1/18/2029	321,000	361,661
OIL & GAS — 3.4%
Apache Corp.:
3.25%, 4/15/2022	1,228,000	944,086
4.38%, 10/15/2028 (a)	1,087,000	590,556
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	784,000	768,147
2.52%, 9/19/2022	662,000	652,388
2.75%, 5/10/2023	1,197,000	1,196,473
3.02%, 1/16/2027	1,497,000	1,500,787
3.12%, 5/4/2026 (a)	1,541,000	1,547,750
3.22%, 11/28/2023	1,007,000	1,033,726
3.22%, 4/14/2024	1,172,000	1,195,792
3.25%, 5/6/2022	1,598,000	1,613,181
3.41%, 2/11/2026	1,981,000	2,017,807
3.59%, 4/14/2027	801,000	802,562
3.79%, 2/6/2024	1,510,000	1,556,931
3.80%, 9/21/2025	978,000	1,011,408
3.94%, 9/21/2028	1,393,000	1,480,829
4.23%, 11/6/2028 (a)	2,740,000	2,955,611
BP Capital Markets PLC:
2.50%, 11/6/2022	1,510,000	1,495,096
2.75%, 5/10/2023	538,000	533,798
3.06%, 3/17/2022	1,361,000	1,368,662
3.25%, 5/6/2022	328,000	330,480
3.28%, 9/19/2027	2,079,000	2,090,705
Security Description	Principal Amount	Value
3.51%, 3/17/2025	$1,366,000	$1,407,608
3.54%, 11/4/2024 (a)	1,328,000	1,359,088
3.56%, 11/1/2021	1,303,000	1,319,496
3.72%, 11/28/2028	541,000	567,568
3.81%, 2/10/2024	1,469,000	1,522,574
3.99%, 9/26/2023	605,000	630,725
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	1,266,000	1,099,268
3.45%, 11/15/2021	604,000	565,773
3.80%, 4/15/2024	1,100,000	928,477
3.85%, 6/1/2027	1,722,000	1,352,769
3.90%, 2/1/2025	487,000	400,621
Cenovus Energy, Inc.:
3.00%, 8/15/2022 (a)	0	—
4.25%, 4/15/2027 (a)	470,000	228,255
Chevron Corp.:
2.36%, 12/5/2022	2,957,000	2,997,807
2.41%, 3/3/2022	677,000	681,895
2.50%, 3/3/2022	743,000	752,585
2.57%, 5/16/2023	1,215,000	1,244,427
2.90%, 3/3/2024	1,624,000	1,681,766
2.95%, 5/16/2026	1,976,000	2,078,871
3.19%, 6/24/2023	6,288,000	6,575,110
3.33%, 11/17/2025	1,027,000	1,095,706
Cimarex Energy Co.:
3.90%, 5/15/2027	1,554,000	1,043,278
4.38%, 6/1/2024	659,000	524,057
4.38%, 3/15/2029 (a)	722,000	484,318
CNOOC Finance 2013, Ltd. 2.88%, 9/30/2029	1,092,000	1,126,693
Concho Resources, Inc.:
3.75%, 10/1/2027	1,472,000	1,241,720
4.30%, 8/15/2028	1,035,000	892,812
4.38%, 1/15/2025	771,000	619,067
ConocoPhillips Co.:
3.35%, 11/15/2024	10,000	10,112
4.95%, 3/15/2026	1,606,000	1,711,161
ConocoPhillips Holding Co. 6.95%, 4/15/2029	2,699,000	3,296,154
Continental Resources, Inc. 4.38%, 1/15/2028	1,291,000	595,719
Devon Energy Corp. 5.85%, 12/15/2025	1,067,000	858,903
Diamondback Energy, Inc.:
2.88%, 12/1/2024	1,995,000	1,391,632
3.25%, 12/1/2026	1,412,000	1,001,503
3.50%, 12/1/2029	1,659,000	1,139,882
Energen Corp. 4.63%, 9/1/2021 (a)	10,000	9,279
Eni USA, Inc. 7.30%, 11/15/2027	946,000	1,075,328
EOG Resources, Inc.:
2.63%, 3/15/2023	1,909,000	1,869,083
3.15%, 4/1/2025	1,010,000	1,001,001
4.15%, 1/15/2026 (a)	852,000	878,753

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Exxon Mobil Corp.:
1.90%, 8/16/2022	$686,000	$687,550
2.02%, 8/16/2024 (a)	1,316,000	1,316,658
2.28%, 8/16/2026 (a)	1,938,000	1,957,613
2.40%, 3/6/2022 (a)	1,338,000	1,352,437
2.44%, 8/16/2029	1,791,000	1,868,156
2.71%, 3/6/2025	2,283,000	2,371,055
2.73%, 3/1/2023	1,472,000	1,518,177
2.99%, 3/19/2025 (a)	1,860,000	1,978,054
3.04%, 3/1/2026	3,342,000	3,524,841
3.18%, 3/15/2024	1,349,000	1,405,766
3.29%, 3/19/2027 (a)	1,160,000	1,249,888
3.48%, 3/19/2030 (a)	1,860,000	2,061,308
Helmerich & Payne, Inc. 4.65%, 3/15/2025	694,000	717,638
Hess Corp.:
3.50%, 7/15/2024	315,000	250,570
4.30%, 4/1/2027 (a)	1,468,000	1,063,771
HollyFrontier Corp. 5.88%, 4/1/2026	1,524,000	1,321,537
Husky Energy, Inc.:
3.95%, 4/15/2022	627,000	551,070
4.00%, 4/15/2024	722,000	602,906
4.40%, 4/15/2029 (a)	808,000	561,132
Marathon Oil Corp.:
2.80%, 11/1/2022	1,622,000	1,251,973
3.85%, 6/1/2025	982,000	700,451
4.40%, 7/15/2027	1,717,000	1,144,415
Marathon Petroleum Corp.:
3.63%, 9/15/2024	1,060,000	942,753
3.80%, 4/1/2028 (a)	630,000	520,563
4.75%, 12/15/2023	1,115,000	1,054,991
5.13%, 3/1/2021	868,000	826,249
5.13%, 4/1/2024	34,000	28,968
5.13%, 12/15/2026	1,213,000	1,187,442
5.38%, 10/1/2022	564,000	561,242
Newfield Exploration Co.:
5.38%, 1/1/2026	1,114,000	581,998
5.63%, 7/1/2024	1,426,000	710,134
5.75%, 1/30/2022	968,000	657,001
Noble Energy, Inc.:
3.25%, 10/15/2029	210,000	135,278
3.85%, 1/15/2028 (a)	1,793,000	1,268,512
3.90%, 11/15/2024	458,000	369,107
Occidental Petroleum Corp.:
3.50%, 6/15/2025	185,000	94,315
5.55%, 3/15/2026	1,210,000	637,259
Ovintiv, Inc. 3.90%, 11/15/2021	909,000	624,719
Patterson-UTI Energy, Inc.:
3.95%, 2/1/2028 (a)	1,142,000	446,944
5.15%, 11/15/2029 (a)	635,000	254,381
Phillips 66:
3.90%, 3/15/2028 (a)	1,059,000	1,020,135
4.30%, 4/1/2022	2,484,000	2,483,106
Security Description	Principal Amount	Value
Pioneer Natural Resources Co.:
3.95%, 7/15/2022	$999,000	$961,837
4.45%, 1/15/2026	580,000	571,851
Shell International Finance B.V.:
1.75%, 9/12/2021	1,408,000	1,397,327
1.88%, 5/10/2021	1,276,000	1,268,867
2.00%, 11/7/2024 (a)	1,966,000	1,939,439
2.25%, 1/6/2023	1,222,000	1,222,134
2.38%, 8/21/2022	1,381,000	1,387,781
2.38%, 11/7/2029	1,967,000	1,942,688
2.50%, 9/12/2026	1,535,000	1,568,279
2.88%, 5/10/2026	2,524,000	2,602,294
3.25%, 5/11/2025	3,524,000	3,694,879
3.40%, 8/12/2023 (a)	685,000	714,065
3.50%, 11/13/2023	1,269,000	1,328,250
3.88%, 11/13/2028	2,090,000	2,288,195
Suncor Energy, Inc.:
3.60%, 12/1/2024	1,002,000	982,711
9.25%, 10/15/2021	493,000	519,267
Tosco Corp. 8.13%, 2/15/2030	100,000	120,581
Total Capital Canada, Ltd. 2.75%, 7/15/2023	1,684,000	1,708,788
Total Capital International SA:
2.22%, 7/12/2021	679,000	679,978
2.43%, 1/10/2025	1,274,000	1,277,758
2.70%, 1/25/2023	1,670,000	1,691,610
2.75%, 6/19/2021	1,572,000	1,582,422
2.83%, 1/10/2030	1,218,000	1,236,039
2.88%, 2/17/2022	1,511,000	1,521,955
3.46%, 2/19/2029 (a)	1,446,000	1,532,818
3.70%, 1/15/2024	1,150,000	1,205,694
3.75%, 4/10/2024	1,159,000	1,227,253
Total Capital SA:
3.88%, 10/11/2028	1,050,000	1,138,578
4.25%, 12/15/2021	815,000	840,550
Valero Energy Corp.:
3.40%, 9/15/2026	1,337,000	1,185,852
3.65%, 3/15/2025	683,000	665,870
4.00%, 4/1/2029	972,000	903,863
4.35%, 6/1/2028	1,134,000	1,081,439
		163,800,594
OIL & GAS SERVICES — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	1,783,000	1,698,379
3.14%, 11/7/2029 (a)	751,000	658,912
3.34%, 12/15/2027	1,989,000	1,834,256
Halliburton Co.:
2.92%, 3/1/2030	1,450,000	1,129,898
3.25%, 11/15/2021	1,292,000	1,248,227
3.50%, 8/1/2023 (a)	98,000	92,510
3.80%, 11/15/2025	85,000	79,715

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
National Oilwell Varco, Inc.:
2.60%, 12/1/2022	$1,091,000	$985,260
3.60%, 12/1/2029	479,000	360,342
Schlumberger Investment SA 3.65%, 12/1/2023	1,898,000	1,885,150
TechnipFMC PLC 3.45%, 10/1/2022	652,000	622,217
		10,594,866
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA, Inc. 4.50%, 5/15/2028 (c)	240,000	258,461
Bemis Co., Inc.:
3.10%, 9/15/2026 (c)	555,000	523,848
4.50%, 10/15/2021 (c)	482,000	490,907
Packaging Corp. of America:
3.00%, 12/15/2029	587,000	571,051
3.40%, 12/15/2027	490,000	510,193
3.65%, 9/15/2024	586,000	606,774
4.50%, 11/1/2023	679,000	712,325
WestRock MWV LLC 8.20%, 1/15/2030	275,000	364,546
WestRock RKT LLC:
4.00%, 3/1/2023	617,000	630,432
4.90%, 3/1/2022	552,000	589,840
WRKCo, Inc.:
3.00%, 9/15/2024	529,000	511,823
3.38%, 9/15/2027	650,000	633,692
3.75%, 3/15/2025	844,000	849,292
3.90%, 6/1/2028	698,000	704,484
4.00%, 3/15/2028	909,000	944,787
4.65%, 3/15/2026	1,264,000	1,330,398
4.90%, 3/15/2029 (a)	1,305,000	1,388,859
		11,621,712
PHARMACEUTICALS — 6.8%
AbbVie, Inc.:
2.15%, 11/19/2021 (c)	2,224,000	2,220,708
2.30%, 5/14/2021 (a)	2,552,000	2,554,424
2.30%, 11/21/2022 (c)	3,073,000	3,063,228
2.60%, 11/21/2024 (c)	3,805,000	3,841,642
2.85%, 5/14/2023 (a)	1,253,000	1,269,264
2.90%, 11/6/2022	1,267,000	1,280,937
2.95%, 11/21/2026 (c)	4,282,000	4,333,555
3.20%, 11/6/2022	1,741,000	1,777,753
3.20%, 5/14/2026	2,707,000	2,759,083
3.20%, 11/21/2029 (c)	11,132,000	11,067,991
3.38%, 11/14/2021	1,593,000	1,628,205
3.60%, 5/14/2025	4,845,000	5,054,256
3.75%, 11/14/2023	2,814,000	2,927,573
4.25%, 11/14/2028	1,595,000	1,715,454
Allergan Finance LLC 3.25%, 10/1/2022	2,868,000	2,886,327
Allergan Funding SCS:
Security Description	Principal Amount	Value
3.45%, 3/15/2022	$8,484,000	$8,536,177
3.80%, 3/15/2025	4,377,000	4,491,196
3.85%, 6/15/2024	1,196,000	1,236,473
Allergan, Inc. 2.80%, 3/15/2023	1,001,000	989,849
AmerisourceBergen Corp.:
3.25%, 3/1/2025	760,000	765,145
3.40%, 5/15/2024	1,094,000	1,114,578
3.45%, 12/15/2027	1,110,000	1,115,528
3.50%, 11/15/2021	833,000	839,406
AstraZeneca PLC:
2.38%, 6/12/2022	2,176,000	2,182,267
3.13%, 6/12/2027 (a)	1,279,000	1,344,319
3.38%, 11/16/2025	979,000	1,024,563
3.50%, 8/17/2023	1,703,000	1,793,566
4.00%, 1/17/2029 (a)	1,457,000	1,633,122
Becton Dickinson and Co.:
2.89%, 6/6/2022	2,576,000	2,558,998
3.13%, 11/8/2021	1,761,000	1,769,875
3.36%, 6/6/2024	881,000	874,710
3.70%, 6/6/2027	2,605,000	2,634,801
3.73%, 12/15/2024	1,914,000	1,973,411
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	1,068,000	1,079,631
2.25%, 8/15/2021 (c)	2,694,000	2,713,666
2.55%, 5/14/2021 (c)	1,171,000	1,185,216
2.60%, 5/16/2022 (c)	1,585,000	1,618,729
2.75%, 2/15/2023 (c)	2,625,000	2,681,910
2.90%, 7/26/2024 (c)	2,334,000	2,418,607
3.20%, 6/15/2026 (c)	2,946,000	3,131,038
3.25%, 8/15/2022 (c)	1,238,000	1,279,696
3.25%, 2/20/2023 (c)	1,372,000	1,421,392
3.25%, 11/1/2023	398,000	416,909
3.25%, 2/27/2027 (a)	713,000	766,183
3.40%, 7/26/2029 (c)	3,282,000	3,615,943
3.45%, 11/15/2027 (c)	1,607,000	1,710,828
3.55%, 8/15/2022 (c)	1,482,000	1,538,286
3.63%, 5/15/2024 (a) (c)	1,534,000	1,626,178
3.88%, 8/15/2025 (c)	4,330,000	4,700,778
3.90%, 2/20/2028 (c)	2,123,000	2,353,388
4.00%, 8/15/2023 (a) (c)	594,000	634,042
7.15%, 6/15/2023 (a)	186,000	215,727
Cardinal Health, Inc.:
2.62%, 6/15/2022	1,237,000	1,243,395
3.08%, 6/15/2024	1,404,000	1,389,174
3.20%, 3/15/2023	685,000	680,500
3.41%, 6/15/2027	1,959,000	1,984,976
3.50%, 11/15/2024	685,000	697,309
3.75%, 9/15/2025	705,000	716,907
Cigna Corp.:
2.40%, 3/15/2030	2,470,000	2,351,193
3.00%, 7/15/2023 (c)	1,132,000	1,139,596
3.05%, 11/30/2022 (c)	819,000	827,591
3.05%, 10/15/2027 (c)	1,068,000	1,052,108
3.25%, 4/15/2025 (a) (c)	931,000	927,769

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 9/17/2021	$1,769,000	$1,802,646
3.40%, 3/1/2027 (c)	1,164,000	1,176,478
3.75%, 7/15/2023	2,873,000	2,955,599
3.90%, 2/15/2022 (a) (c)	1,352,000	1,379,702
4.13%, 11/15/2025	2,856,000	3,049,951
4.38%, 10/15/2028	3,003,000	3,227,204
4.50%, 2/25/2026 (c)	60,000	64,582
CVS Health Corp.:
2.13%, 6/1/2021	2,187,000	2,182,014
2.63%, 8/15/2024	1,748,000	1,751,758
2.75%, 12/1/2022	1,805,000	1,818,158
2.88%, 6/1/2026 (a)	2,317,000	2,337,343
3.00%, 8/15/2026 (a)	1,177,000	1,185,451
3.25%, 8/15/2029	2,174,000	2,172,674
3.38%, 8/12/2024	3,371,000	3,450,724
3.50%, 7/20/2022	2,110,000	2,165,620
3.63%, 4/1/2027	2,185,000	2,242,575
3.70%, 3/9/2023	7,994,000	8,302,488
3.75%, 4/1/2030	2,275,000	2,347,709
3.88%, 7/20/2025	3,779,000	3,909,375
4.00%, 12/5/2023	1,678,000	1,755,826
4.10%, 3/25/2025	4,080,000	4,315,824
4.30%, 3/25/2028	9,782,000	10,369,605
4.75%, 12/1/2022	1,976,000	2,071,401
6.25%, 6/1/2027	336,000	392,142
Eli Lilly & Co.:
2.35%, 5/15/2022	1,769,000	1,804,415
2.75%, 6/1/2025	2,883,000	2,992,352
3.10%, 5/15/2027 (a)	290,000	307,328
3.38%, 3/15/2029	1,787,000	1,973,402
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	2,685,000	2,754,891
2.88%, 6/1/2022	1,819,000	1,873,461
3.00%, 6/1/2024	1,308,000	1,370,012
3.13%, 5/14/2021	2,299,000	2,330,059
3.38%, 6/1/2029	200,000	215,124
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	1,594,000	1,648,021
3.38%, 5/15/2023 (a)	1,895,000	1,992,308
3.63%, 5/15/2025	1,134,000	1,228,598
3.88%, 5/15/2028	2,384,000	2,671,606
Johnson & Johnson:
2.05%, 3/1/2023 (a)	722,000	741,155
2.25%, 3/3/2022	1,965,000	2,017,682
2.45%, 12/5/2021	32,000	32,686
2.45%, 3/1/2026 (a)	2,744,000	2,928,671
2.63%, 1/15/2025	1,246,000	1,329,607
2.90%, 1/15/2028	1,782,000	1,950,844
2.95%, 3/3/2027	1,946,000	2,121,860
3.38%, 12/5/2023	1,116,000	1,206,374
3.55%, 5/15/2021 (a)	400,000	413,624
McKesson Corp.:
2.70%, 12/15/2022	225,000	232,261
2.85%, 3/15/2023 (a)	701,000	709,482
3.80%, 3/15/2024 (a)	1,698,000	1,759,043
Security Description	Principal Amount	Value
3.95%, 2/16/2028	$967,000	$1,019,431
4.75%, 5/30/2029	1,095,000	1,242,453
Mead Johnson Nutrition Co. 4.13%, 11/15/2025 (a)	939,000	1,002,833
Merck & Co., Inc.:
2.35%, 2/10/2022	1,593,000	1,628,667
2.40%, 9/15/2022	1,650,000	1,695,589
2.75%, 2/10/2025	3,449,000	3,638,143
2.80%, 5/18/2023	2,424,000	2,507,264
2.90%, 3/7/2024 (a)	889,000	928,561
3.40%, 3/7/2029	555,000	611,344
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	500,000	618,270
Mylan NV:
3.15%, 6/15/2021	2,449,000	2,418,290
3.95%, 6/15/2026	2,874,000	2,919,179
Mylan, Inc.:
4.20%, 11/29/2023	684,000	687,817
4.55%, 4/15/2028 (a)	1,147,000	1,164,526
Novartis Capital Corp.:
1.75%, 2/14/2025	1,482,000	1,498,658
2.00%, 2/14/2027	1,682,000	1,695,792
2.40%, 5/17/2022	344,000	352,153
2.40%, 9/21/2022	2,024,000	2,068,811
3.00%, 11/20/2025	3,065,000	3,290,063
3.10%, 5/17/2027	947,000	1,016,870
3.40%, 5/6/2024	3,052,000	3,268,906
Perrigo Finance Unlimited Co.:
3.50%, 12/15/2021	363,000	369,588
3.90%, 12/15/2024	917,000	879,852
4.38%, 3/15/2026	1,041,000	1,060,883
Pfizer, Inc.:
1.95%, 6/3/2021	1,795,000	1,808,175
2.20%, 12/15/2021	2,349,000	2,374,087
2.63%, 4/1/2030	1,210,000	1,272,896
2.75%, 6/3/2026 (a)	1,436,000	1,513,386
2.80%, 3/11/2022	685,000	702,310
2.95%, 3/15/2024	915,000	968,756
3.00%, 9/15/2021	944,000	963,824
3.00%, 6/15/2023	1,239,000	1,298,336
3.00%, 12/15/2026 (a)	2,076,000	2,233,299
3.20%, 9/15/2023	1,374,000	1,443,621
3.40%, 5/15/2024 (a)	1,382,000	1,486,148
3.45%, 3/15/2029 (a)	1,320,000	1,453,096
3.60%, 9/15/2028 (a)	1,260,000	1,379,662
5.80%, 8/12/2023	639,000	719,993
Pharmacia LLC 6.60%, 12/1/2028	140,000	185,546
Sanofi:
3.38%, 6/19/2023 (a)	1,331,000	1,404,431
3.63%, 6/19/2028 (a)	1,432,000	1,611,043
Shire Acquisitions Investments Ireland DAC:
2.40%, 9/23/2021	4,409,000	4,370,642
2.88%, 9/23/2023	3,053,000	3,084,446

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 9/23/2026	$4,127,000	$4,199,883
Takeda Pharmaceutical Co., Ltd.:
4.00%, 11/26/2021	1,529,000	1,553,755
4.40%, 11/26/2023 (a)	1,929,000	2,039,879
5.00%, 11/26/2028 (a)	2,113,000	2,386,718
Wyeth LLC 6.45%, 2/1/2024	721,000	830,433
Zoetis, Inc.:
3.00%, 9/12/2027	698,000	708,526
3.25%, 8/20/2021	409,000	411,057
3.25%, 2/1/2023	2,177,000	2,222,695
3.90%, 8/20/2028	689,000	757,996
4.50%, 11/13/2025	920,000	950,388
		322,327,734
PIPELINES — 2.8%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp. 4.25%, 12/1/2027	9,000	10,155
Boardwalk Pipelines L.P.:
3.38%, 2/1/2023	452,000	391,098
4.45%, 7/15/2027	663,000	496,985
4.80%, 5/3/2029 (a)	331,000	252,576
4.95%, 12/15/2024	604,000	449,998
5.95%, 6/1/2026	603,000	547,753
Cheniere Corpus Christi Holdings LLC:
3.70%, 11/15/2029 (c)	923,000	701,517
5.13%, 6/30/2027	1,048,000	938,023
5.88%, 3/31/2025	4,117,000	3,460,997
7.00%, 6/30/2024	25,000	21,939
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	918,000	927,969
Enable Midstream Partners L.P.:
3.90%, 5/15/2024 (a)	1,066,000	591,225
4.15%, 9/15/2029	1,000,000	450,010
4.40%, 3/15/2027	1,487,000	738,771
4.95%, 5/15/2028	934,000	515,540
Enbridge Energy Partners L.P.:
4.20%, 9/15/2021	513,000	519,664
5.88%, 10/15/2025	741,000	678,334
Enbridge, Inc.:
2.50%, 1/15/2025	845,000	767,742
2.90%, 7/15/2022	642,009	615,552
3.13%, 11/15/2029	738,000	671,440
3.50%, 6/10/2024	1,184,000	1,165,494
3.70%, 7/15/2027	850,000	808,605
4.00%, 10/1/2023	1,143,000	1,093,828
4.25%, 12/1/2026	1,148,000	1,039,480
Energy Transfer Operating L.P.:
2.90%, 5/15/2025	1,239,000	1,046,596
3.60%, 2/1/2023	1,165,000	1,028,753
3.75%, 5/15/2030	410,000	318,718
4.05%, 3/15/2025	1,371,000	1,216,529
4.20%, 4/15/2027	740,000	578,369
4.25%, 3/15/2023	922,000	829,643
Security Description	Principal Amount	Value
4.50%, 4/15/2024	$1,011,000	$909,758
4.65%, 6/1/2021	870,000	836,305
4.75%, 1/15/2026	1,457,000	1,278,692
4.90%, 2/1/2024	799,000	728,440
5.20%, 2/1/2022	1,458,000	1,373,728
5.25%, 4/15/2029	1,759,000	1,466,513
5.50%, 6/1/2027	360,000	315,371
5.88%, 1/15/2024	1,364,000	1,328,331
Energy Transfer Partners L.P.:
4.95%, 6/15/2028	1,081,000	910,624
Series 5Y, 4.20%, 9/15/2023	907,000	805,207
Energy Transfer Partners L.P./Regency Energy Finance Corp.:
4.50%, 11/1/2023	686,000	619,424
5.00%, 10/1/2022 (a)	920,000	839,537
5.88%, 3/1/2022	900,000	822,393
Enterprise Products Operating LLC:
2.80%, 1/31/2030	1,214,000	1,101,875
2.85%, 4/15/2021	876,000	865,497
3.13%, 7/31/2029	814,000	740,593
3.35%, 3/15/2023	2,586,000	2,567,381
3.50%, 2/1/2022	1,400,000	1,382,346
3.70%, 2/15/2026	475,000	470,549
3.75%, 2/15/2025	1,484,000	1,482,664
3.90%, 2/15/2024	1,507,000	1,510,737
3.95%, 2/15/2027	965,000	860,568
4.05%, 2/15/2022 (a)	947,000	952,900
4.15%, 10/16/2028	1,130,000	1,122,452
3 Month USD LIBOR + 2.57%, 5.38%, 2/15/2078 (d)	685,000	458,299
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (d)	697,000	466,983
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (d)	513,000	353,072
Kinder Morgan Energy Partners L.P.:
3.45%, 2/15/2023 (a)	829,000	817,668
3.50%, 9/1/2023	984,000	967,193
3.95%, 9/1/2022	1,086,000	1,075,650
4.15%, 3/1/2022	673,000	660,213
4.15%, 2/1/2024	1,043,000	1,046,567
4.25%, 9/1/2024 (a)	797,000	782,295
4.30%, 5/1/2024	674,000	675,483
5.00%, 10/1/2021	719,000	708,301
5.80%, 3/1/2021	857,000	862,819
Kinder Morgan, Inc.:
3.15%, 1/15/2023	1,739,000	1,702,498
4.30%, 6/1/2025	1,282,000	1,306,832
4.30%, 3/1/2028	1,451,000	1,436,272

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Magellan Midstream Partners L.P. 5.00%, 3/1/2026 (a)	$877,000	$868,695
MPLX L.P.:
3.38%, 3/15/2023	779,000	709,139
3.50%, 12/1/2022 (c)	684,000	660,409
4.00%, 2/15/2025	1,226,000	1,025,733
4.00%, 3/15/2028 (a)	1,212,000	1,023,595
4.13%, 3/1/2027	1,298,000	1,115,332
4.25%, 12/1/2027 (c)	1,063,000	834,933
4.50%, 7/15/2023	1,325,000	1,129,695
4.80%, 2/15/2029 (a)	1,027,000	901,470
4.88%, 12/1/2024	1,429,000	1,186,942
4.88%, 6/1/2025	312,000	260,898
5.25%, 1/15/2025 (c)	1,086,000	1,006,440
6.38%, 5/1/2024 (c)	696,000	620,867
Northwest Pipeline LLC 4.00%, 4/1/2027	604,000	584,243
ONEOK Partners L.P.:
3.38%, 10/1/2022	684,000	630,860
4.90%, 3/15/2025	416,000	348,895
5.00%, 9/15/2023	515,000	479,645
ONEOK, Inc.:
2.20%, 9/15/2025	1,460,000	1,133,573
2.75%, 9/1/2024	624,000	546,630
3.10%, 3/15/2030	1,210,000	920,822
3.40%, 9/1/2029	897,000	679,397
4.00%, 7/13/2027	931,000	752,686
4.25%, 2/1/2022	662,000	637,983
4.35%, 3/15/2029	306,000	249,821
4.55%, 7/15/2028	756,000	642,978
7.50%, 9/1/2023	1,073,000	1,052,752
Phillips 66 Partners L.P.:
3.15%, 12/15/2029	975,000	796,361
3.55%, 10/1/2026	732,000	661,325
3.61%, 2/15/2025	745,000	702,192
3.75%, 3/1/2028	1,045,000	963,124
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	706,000	568,161
3.55%, 12/15/2029	1,427,000	1,010,444
3.60%, 11/1/2024	1,371,000	1,134,585
3.65%, 6/1/2022	1,059,000	970,976
3.85%, 10/15/2023	695,000	593,565
4.50%, 12/15/2026	706,000	567,998
4.65%, 10/15/2025	788,000	635,380
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	1,948,000	1,668,072
5.00%, 3/15/2027	2,062,000	1,817,900
5.63%, 4/15/2023	2,226,000	2,070,336
5.63%, 3/1/2025	2,283,000	2,164,855
5.75%, 5/15/2024	1,733,000	1,608,033
5.88%, 6/30/2026	2,295,000	2,084,870
6.25%, 3/15/2022	1,090,000	1,057,137
Security Description	Principal Amount	Value
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	$423,000	$429,637
Spectra Energy Partners L.P.:
3.38%, 10/15/2026	1,393,000	1,287,313
3.50%, 3/15/2025	489,000	467,821
4.75%, 3/15/2024	725,000	685,089
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	1,130,000	972,794
3.90%, 7/15/2026	677,000	564,456
4.00%, 10/1/2027	1,142,000	902,922
4.25%, 4/1/2024	627,000	551,522
4.40%, 4/1/2021	731,000	707,272
4.65%, 2/15/2022	711,000	670,317
5.95%, 12/1/2025	1,075,000	984,937
TC PipeLines L.P.:
3.90%, 5/25/2027	1,247,000	1,188,840
4.38%, 3/13/2025	300,000	304,677
4.65%, 6/15/2021	510,000	469,700
Tennessee Gas Pipeline Co. LLC 7.00%, 10/15/2028	585,000	644,799
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	1,531,000	1,480,201
3.75%, 10/16/2023	1,331,000	1,370,850
4.25%, 5/15/2028 (a)	2,013,000	2,046,396
4.88%, 1/15/2026	928,000	1,005,794
Transcontinental Gas Pipe Line Co. LLC:
4.00%, 3/15/2028	699,000	641,395
7.85%, 2/1/2026	1,389,000	1,538,693
Valero Energy Partners L.P.:
4.38%, 12/15/2026	939,000	742,852
4.50%, 3/15/2028	495,000	445,564
Western Midstream Operating L.P.:
4.50%, 3/1/2028 (a)	0	—
5.38%, 6/1/2021 (a)	0	—
Williams Cos., Inc.:
3.35%, 8/15/2022	1,038,000	989,069
3.60%, 3/15/2022	1,676,000	1,641,977
3.70%, 1/15/2023	1,170,000	1,076,576
3.75%, 6/15/2027	979,000	907,856
3.90%, 1/15/2025	1,079,000	947,416
4.00%, 11/15/2021	674,000	581,231
4.00%, 9/15/2025 (a)	1,156,000	1,019,315
4.30%, 3/4/2024	1,287,000	1,174,439
4.50%, 11/15/2023	683,000	631,413
4.55%, 6/24/2024 (a)	1,734,000	1,596,095
7.88%, 9/1/2021	564,000	538,925
		133,773,233
REAL ESTATE — 0.0% (f)
CBRE Services, Inc.:
4.88%, 3/1/2026 (a)	710,000	728,609

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.25%, 3/15/2025	$601,000	$638,136
		1,366,745
REAL ESTATE INVESTMENT TRUSTS — 5.0%
Alexandria Real Estate Equities, Inc.:
2.75%, 12/15/2029	149,000	138,220
3.45%, 4/30/2025	525,000	533,914
3.80%, 4/15/2026	1,103,000	1,101,026
3.90%, 6/15/2023	1,070,000	1,078,346
3.95%, 1/15/2027	519,000	525,425
3.95%, 1/15/2028	354,000	365,027
4.00%, 1/15/2024	1,203,000	1,258,278
4.30%, 1/15/2026	459,000	468,185
4.50%, 7/30/2029	816,000	878,595
American Campus Communities Operating Partnership L.P.:
2.85%, 2/1/2030	966,000	905,866
3.30%, 7/15/2026	331,000	326,767
3.63%, 11/15/2027	834,000	853,382
3.75%, 4/15/2023	662,000	673,049
4.13%, 7/1/2024	456,000	474,641
American Homes 4 Rent L.P.:
4.25%, 2/15/2028	829,000	821,987
4.90%, 2/15/2029	509,000	494,697
American Tower Corp.:
2.25%, 1/15/2022	1,099,000	1,078,581
2.40%, 3/15/2025	1,384,000	1,363,697
2.75%, 1/15/2027 (a)	1,355,000	1,317,209
2.90%, 1/15/2030 (a)	630,000	605,020
2.95%, 1/15/2025	931,000	924,548
3.00%, 6/15/2023	875,000	845,512
3.13%, 1/15/2027 (a)	676,000	655,098
3.38%, 5/15/2024	1,229,000	1,222,683
3.38%, 10/15/2026	1,445,000	1,436,518
3.45%, 9/15/2021	691,000	696,715
3.50%, 1/31/2023	1,481,000	1,494,981
3.55%, 7/15/2027	1,199,000	1,198,532
3.60%, 1/15/2028	700,000	691,439
3.80%, 8/15/2029	1,780,000	1,809,548
3.95%, 3/15/2029	894,000	930,055
4.00%, 6/1/2025	772,000	794,836
4.40%, 2/15/2026	821,000	879,431
4.70%, 3/15/2022	1,300,000	1,331,278
5.00%, 2/15/2024	586,000	620,580
AvalonBay Communities, Inc.:
2.30%, 3/1/2030	655,000	619,289
Series GMTN, 2.95%, 9/15/2022	333,000	335,664
Series GMTN, 2.95%, 5/11/2026	741,000	725,054
Series GMTN, 3.45%, 6/1/2025	364,000	371,862
Security Description	Principal Amount	Value
Series GMTN, 3.50%, 11/15/2024	$387,000	$391,149
Series GMTN, 3.50%, 11/15/2025	200,000	216,620
Series GMTN, 4.20%, 12/15/2023	130,000	134,797
Series MTN, 2.90%, 10/15/2026	707,000	709,050
Series MTN, 3.20%, 1/15/2028	432,000	432,246
Series MTN, 3.30%, 6/1/2029	980,000	984,949
Series MTN, 3.35%, 5/15/2027	547,000	548,668
Boston Properties L.P.:
2.75%, 10/1/2026	968,000	922,794
2.90%, 3/15/2030	695,000	635,237
3.13%, 9/1/2023	903,000	899,325
3.20%, 1/15/2025	1,056,000	1,061,892
3.40%, 6/21/2029	861,000	837,710
3.65%, 2/1/2026 (a)	1,400,000	1,403,556
3.80%, 2/1/2024	925,000	974,848
3.85%, 2/1/2023	1,071,000	1,090,321
4.13%, 5/15/2021	1,110,000	1,118,136
4.50%, 12/1/2028	1,427,000	1,565,647
Brandywine Operating Partnership L.P.:
3.95%, 2/15/2023	275,000	282,728
3.95%, 11/15/2027	300,000	296,019
4.10%, 10/1/2024	802,000	812,779
4.55%, 10/1/2029	802,000	846,367
Brixmor Operating Partnership L.P.:
3.25%, 9/15/2023	687,000	629,313
3.65%, 6/15/2024	547,000	504,088
3.85%, 2/1/2025	1,025,000	1,006,253
3.88%, 8/15/2022	745,000	712,503
3.90%, 3/15/2027	687,000	656,916
4.13%, 6/15/2026	703,000	733,088
4.13%, 5/15/2029 (a)	954,000	968,701
Camden Property Trust:
2.95%, 12/15/2022 (a)	375,000	375,315
3.15%, 7/1/2029	760,000	742,816
4.10%, 10/15/2028	634,000	655,714
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.85%, 4/15/2023	1,361,000	1,356,835
Columbia Property Trust Operating Partnership L.P.:
3.65%, 8/15/2026	300,000	310,950
4.15%, 4/1/2025	50,000	52,516
Corporate Office Properties L.P.:
3.60%, 5/15/2023	521,000	510,200
3.70%, 6/15/2021	150,000	153,492
5.00%, 7/1/2025	514,000	577,659
Crown Castle International Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 9/1/2021	$944,000	$940,252
3.10%, 11/15/2029	741,000	718,036
3.15%, 7/15/2023	766,000	766,429
3.20%, 9/1/2024	992,000	970,642
3.65%, 9/1/2027	756,000	765,526
3.70%, 6/15/2026 (a)	1,280,000	1,317,773
3.80%, 2/15/2028	1,519,000	1,539,005
4.00%, 3/1/2027	356,000	368,923
4.30%, 2/15/2029	983,000	1,026,183
4.45%, 2/15/2026	1,483,000	1,548,460
4.88%, 4/15/2022	1,215,000	1,246,456
5.25%, 1/15/2023	2,078,000	2,157,421
CubeSmart L.P.:
3.13%, 9/1/2026	836,000	845,188
4.00%, 11/15/2025	846,000	842,455
4.38%, 12/15/2023	619,000	661,631
4.38%, 2/15/2029	398,000	416,260
CyrusOne L.P./CyrusOne Finance Corp.:
2.90%, 11/15/2024	1,132,000	1,092,323
3.45%, 11/15/2029	1,049,000	935,750
Digital Realty Trust L.P.:
2.75%, 2/1/2023	494,000	491,283
3.60%, 7/1/2029	1,107,000	1,088,934
3.63%, 10/1/2022	519,000	547,581
3.70%, 8/15/2027	1,012,000	1,004,967
3.95%, 7/1/2022	568,000	581,490
4.45%, 7/15/2028	1,236,000	1,231,563
4.75%, 10/1/2025	510,000	547,720
Duke Realty L.P.:
2.88%, 11/15/2029 (a)	913,000	877,247
3.25%, 6/30/2026	429,000	428,974
3.38%, 12/15/2027	788,000	791,278
3.75%, 12/1/2024	528,000	536,818
3.88%, 10/15/2022 (a)	325,000	344,513
4.00%, 9/15/2028	500,000	517,930
EPR Properties:
3.75%, 8/15/2029	755,000	551,392
4.50%, 4/1/2025	210,000	177,761
4.50%, 6/1/2027	681,000	615,372
4.75%, 12/15/2026 (a)	669,000	611,841
4.95%, 4/15/2028	573,000	520,433
Equinix, Inc.:
2.63%, 11/18/2024 (a)	1,397,000	1,335,113
2.90%, 11/18/2026 (a)	1,056,000	977,127
3.20%, 11/18/2029	978,000	917,755
5.38%, 5/15/2027	1,932,000	1,926,185
5.88%, 1/15/2026 (a)	1,470,000	1,498,930
ERP Operating L.P.:
2.85%, 11/1/2026	982,000	992,468
3.00%, 4/15/2023	535,000	540,387
3.00%, 7/1/2029	682,000	666,546
3.25%, 8/1/2027	711,000	709,066
3.38%, 6/1/2025	975,000	1,002,495
3.50%, 3/1/2028 (a)	925,000	926,054
Security Description	Principal Amount	Value
4.15%, 12/1/2028	$695,000	$734,288
4.63%, 12/15/2021	164,000	167,759
Essex Portfolio L.P.:
3.00%, 1/15/2030	400,000	374,972
3.25%, 5/1/2023	699,000	733,789
3.38%, 4/15/2026	599,000	614,538
3.50%, 4/1/2025	361,000	375,426
3.63%, 8/15/2022	694,000	708,255
3.63%, 5/1/2027	105,000	106,823
3.88%, 5/1/2024	577,000	596,428
4.00%, 3/1/2029	766,000	783,940
Federal Realty Investment Trust:
3.20%, 6/15/2029 (a)	1,220,000	1,209,874
3.25%, 7/15/2027	247,000	246,029
GLP Capital L.P./GLP Financing II, Inc.:
3.35%, 9/1/2024 (a)	575,000	509,237
4.00%, 1/15/2030	617,000	475,312
5.25%, 6/1/2025	1,456,000	1,349,479
5.30%, 1/15/2029	1,381,000	1,174,264
5.38%, 11/1/2023	697,000	635,894
5.38%, 4/15/2026	1,533,000	1,373,001
5.75%, 6/1/2028	1,194,000	1,056,821
HCP, Inc.:
3.25%, 7/15/2026	989,000	952,348
3.40%, 2/1/2025	781,000	770,683
3.50%, 7/15/2029	1,060,000	1,035,122
3.88%, 8/15/2024	1,207,000	1,230,283
4.00%, 6/1/2025	1,151,000	1,144,140
4.20%, 3/1/2024	690,000	657,418
4.25%, 11/15/2023	810,000	792,666
Healthcare Realty Trust, Inc. 3.63%, 1/15/2028	848,000	815,751
Healthcare Trust of America Holdings L.P.:
3.50%, 8/1/2026 (a)	754,000	748,903
3.70%, 4/15/2023	515,000	500,544
3.75%, 7/1/2027	454,000	411,710
Healthpeak Properties, Inc.:
3.00%, 1/15/2030	967,000	901,002
3.15%, 8/1/2022	657,000	635,247
Highwoods Realty L.P.:
3.20%, 6/15/2021	290,000	293,379
3.88%, 3/1/2027	502,000	495,830
4.13%, 3/15/2028	535,000	553,345
4.20%, 4/15/2029 (a)	600,000	631,404
Hospitality Properties Trust:
3.95%, 1/15/2028	712,000	558,123
4.38%, 2/15/2030	487,000	366,146
4.50%, 6/15/2023 (a)	381,000	285,491
4.50%, 3/15/2025	514,000	380,422
4.65%, 3/15/2024	498,000	325,836
4.95%, 2/15/2027	502,000	376,159
5.00%, 8/15/2022	701,000	504,187
5.25%, 2/15/2026	425,000	305,005

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Host Hotels & Resorts L.P.:
3.88%, 4/1/2024	$743,000	$697,439
Series C, 4.75%, 3/1/2023	687,000	643,953
Series D, 3.75%, 10/15/2023	495,000	436,075
Series E, 4.00%, 6/15/2025	734,000	678,987
Series F, 4.50%, 2/1/2026	139,000	124,301
Series H, 3.38%, 12/15/2029	826,000	662,716
Hudson Pacific Properties L.P.:
3.95%, 11/1/2027	529,000	510,707
4.65%, 4/1/2029 (a)	816,000	845,352
Kilroy Realty L.P.:
3.05%, 2/15/2030	206,000	188,572
3.45%, 12/15/2024	681,000	701,226
3.80%, 1/15/2023	755,000	763,871
4.25%, 8/15/2029	365,000	393,934
4.38%, 10/1/2025	170,000	183,858
4.75%, 12/15/2028	695,000	722,828
Kimco Realty Corp.:
2.70%, 3/1/2024	957,000	944,061
2.80%, 10/1/2026 (a)	706,000	699,371
3.13%, 6/1/2023	425,000	404,409
3.20%, 5/1/2021	551,000	554,686
3.30%, 2/1/2025	701,000	686,216
3.40%, 11/1/2022	303,000	315,941
3.80%, 4/1/2027	447,000	430,854
Kite Realty Group L.P. 4.00%, 10/1/2026	636,000	637,132
Life Storage L.P.:
3.50%, 7/1/2026	245,000	234,727
3.88%, 12/15/2027	809,000	745,372
4.00%, 6/15/2029	893,000	908,449
Mid-America Apartments L.P.:
3.60%, 6/1/2027	1,095,000	1,101,756
3.75%, 6/15/2024	457,000	468,114
3.95%, 3/15/2029	1,032,000	1,054,064
4.00%, 11/15/2025	1,107,000	1,164,265
4.20%, 6/15/2028	402,000	419,720
4.30%, 10/15/2023	712,000	737,475
National Retail Properties, Inc.:
2.50%, 4/15/2030	950,000	851,086
3.30%, 4/15/2023 (a)	335,000	337,348
3.50%, 10/15/2027	500,000	498,570
3.60%, 12/15/2026	106,000	110,298
3.90%, 6/15/2024	411,000	428,500
4.00%, 11/15/2025	615,000	637,743
4.30%, 10/15/2028	610,000	620,230
Office Properties Income Trust:
4.00%, 7/15/2022	351,000	301,098
4.15%, 2/1/2022	112,000	105,175
4.25%, 5/15/2024	811,000	779,525
4.50%, 2/1/2025	609,000	552,795
Omega Healthcare Investors, Inc.:
3.63%, 10/1/2029	1,017,000	882,095
4.38%, 8/1/2023	954,000	951,157
Security Description	Principal Amount	Value
4.50%, 1/15/2025	$1,180,000	$1,135,608
4.50%, 4/1/2027	949,000	934,888
4.75%, 1/15/2028	215,000	214,512
4.95%, 4/1/2024	595,000	604,449
5.25%, 1/15/2026 (a)	364,000	361,463
Physicians Realty L.P.:
3.95%, 1/15/2028	707,000	650,009
4.30%, 3/15/2027	457,000	440,923
Piedmont Operating Partnership L.P. 3.40%, 6/1/2023	301,000	307,327
Prologis L.P.:
2.13%, 4/15/2027	1,360,000	1,330,678
3.25%, 10/1/2026	347,000	355,467
3.75%, 11/1/2025	753,000	806,019
3.88%, 9/15/2028	193,000	198,311
4.25%, 8/15/2023 (a)	911,000	963,155
4.38%, 2/1/2029 (a)	715,000	773,752
Public Storage:
2.37%, 9/15/2022	1,055,000	1,054,198
3.09%, 9/15/2027	477,000	473,857
3.39%, 5/1/2029 (a)	1,030,000	1,038,539
Rayonier, Inc. 3.75%, 4/1/2022	243,000	238,505
Realty Income Corp.:
3.00%, 1/15/2027	1,079,000	1,026,129
3.25%, 10/15/2022	966,000	958,050
3.25%, 6/15/2029 (a)	1,076,000	1,101,361
3.65%, 1/15/2028	1,181,000	1,188,440
3.88%, 7/15/2024	358,000	360,674
3.88%, 4/15/2025	1,139,000	1,167,794
4.13%, 10/15/2026	685,000	681,602
4.65%, 8/1/2023	999,000	1,029,140
Regency Centers Corp. 3.75%, 11/15/2022	67,000	70,950
Regency Centers L.P.:
2.95%, 9/15/2029	743,000	700,344
3.60%, 2/1/2027	573,000	584,047
4.13%, 3/15/2028	905,000	957,816
Sabra Health Care L.P.:
4.80%, 6/1/2024	692,000	661,261
5.13%, 8/15/2026	620,000	587,834
Sabra Health Care L.P./Sabra Capital Corp. 3.90%, 10/15/2029	1,065,000	954,826
Service Properties Trust:
4.35%, 10/1/2024	1,120,000	822,102
4.75%, 10/1/2026	350,000	281,792
4.95%, 10/1/2029	645,000	516,497
Simon Property Group L.P.:
2.00%, 9/13/2024	1,275,000	1,225,645
2.35%, 1/30/2022	755,000	748,182
2.45%, 9/13/2029	1,507,000	1,354,883
2.50%, 7/15/2021	438,000	433,099
2.63%, 6/15/2022	681,000	670,955
2.75%, 2/1/2023 (a)	1,197,000	1,171,468

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 6/1/2023	$1,102,000	$1,086,087
3.25%, 11/30/2026	824,000	826,942
3.30%, 1/15/2026	1,079,000	1,082,938
3.38%, 10/1/2024	1,109,000	1,087,064
3.38%, 6/15/2027	1,139,000	1,106,652
3.38%, 12/1/2027	812,000	799,187
3.50%, 9/1/2025	740,000	743,841
3.75%, 2/1/2024	152,000	153,917
SITE Centers Corp.:
3.63%, 2/1/2025	646,000	661,149
4.25%, 2/1/2026 (a)	589,000	600,421
4.70%, 6/1/2027	766,000	822,492
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	551,000	562,422
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	302,000	329,268
Spirit Realty L.P.:
3.20%, 1/15/2027	405,000	361,495
3.40%, 1/15/2030	378,000	326,320
4.00%, 7/15/2029	575,000	542,208
4.45%, 9/15/2026	308,000	291,513
STORE Capital Corp.:
4.50%, 3/15/2028	733,000	729,511
4.63%, 3/15/2029	726,000	725,122
Tanger Properties L.P.:
3.13%, 9/1/2026 (a)	340,000	328,824
3.88%, 7/15/2027 (a)	648,000	616,170
TJX Cos., Inc.:
3.50%, 4/15/2025	1,890,000	1,937,496
3.75%, 4/15/2027	1,800,000	1,847,286
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	580,000	576,479
Series MTN, 2.95%, 9/1/2026	780,000	753,441
Series MTN, 3.20%, 1/15/2030	958,000	941,187
Series MTN, 3.50%, 7/1/2027	687,000	688,580
Series MTN, 3.75%, 7/1/2024	25,000	24,929
Series MTN, 4.00%, 10/1/2025	150,000	160,728
Series MTN, 4.40%, 1/26/2029	612,000	645,550
Ventas Realty L.P.:
2.65%, 1/15/2025	1,039,000	977,315
3.10%, 1/15/2023	513,000	533,633
3.13%, 6/15/2023	607,000	595,692
3.25%, 10/15/2026	726,000	687,377
3.50%, 4/15/2024	1,466,000	1,479,297
3.50%, 2/1/2025 (a)	1,021,000	1,002,949
3.75%, 5/1/2024	738,000	664,953
3.85%, 4/1/2027	550,000	547,602
4.00%, 3/1/2028	790,000	777,692
4.13%, 1/15/2026	665,000	671,291
4.40%, 1/15/2029	141,000	143,867
4.75%, 11/15/2030	1,750,000	1,734,057
Security Description	Principal Amount	Value
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	$862,000	$849,096
VEREIT Operating Partnership L.P.:
3.10%, 12/15/2029	982,000	827,502
3.95%, 8/15/2027	1,100,000	959,816
4.60%, 2/6/2024	861,000	857,694
4.63%, 11/1/2025	658,000	614,026
4.88%, 6/1/2026	982,000	935,139
Vornado Realty L.P. 3.50%, 1/15/2025	1,136,000	1,089,776
Washington Real Estate Investment Trust 3.95%, 10/15/2022	125,000	117,180
Welltower, Inc.:
2.70%, 2/15/2027	520,000	490,308
3.63%, 3/15/2024	949,000	943,078
3.75%, 3/15/2023	1,190,000	1,190,357
3.95%, 9/1/2023	829,000	829,688
4.00%, 6/1/2025	1,400,000	1,382,262
4.13%, 3/15/2029	600,000	613,128
4.25%, 4/1/2026	644,000	665,555
4.25%, 4/15/2028	793,000	820,168
4.50%, 1/15/2024	1,191,000	1,194,704
Weyerhaeuser Co.:
3.25%, 3/15/2023	683,000	721,248
4.00%, 11/15/2029	600,000	607,806
4.63%, 9/15/2023	888,000	941,333
4.70%, 3/15/2021	908,000	909,244
6.95%, 10/1/2027	647,000	680,476
WP Carey, Inc.:
3.85%, 7/15/2029	728,000	708,875
4.00%, 2/1/2025	510,000	531,787
4.25%, 10/1/2026	300,000	317,499
4.60%, 4/1/2024	686,000	677,130
		237,874,362
RETAIL — 3.2%
Advance Auto Parts, Inc.:
4.50%, 1/15/2022	385,000	394,186
4.50%, 12/1/2023	707,000	717,930
AutoNation, Inc.:
3.50%, 11/15/2024	553,000	514,738
3.80%, 11/15/2027	437,000	400,257
4.50%, 10/1/2025 (a)	711,000	678,024
AutoZone, Inc.:
2.88%, 1/15/2023	427,000	424,886
3.13%, 7/15/2023	471,000	474,500
3.13%, 4/18/2024	675,000	673,043
3.13%, 4/21/2026 (a)	756,000	742,634
3.25%, 4/15/2025	259,000	258,026
3.63%, 4/15/2025	1,500,000	1,522,950
3.70%, 4/15/2022	706,000	717,670
3.75%, 6/1/2027	365,000	367,982
3.75%, 4/18/2029 (a)	802,000	812,554

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 4/15/2030	$1,500,000	$1,539,135
Best Buy Co., Inc.:
4.45%, 10/1/2028	778,000	797,466
5.50%, 3/15/2021	579,000	577,043
Costco Wholesale Corp.:
2.15%, 5/18/2021	1,993,000	2,009,642
2.25%, 2/15/2022	854,000	856,869
2.30%, 5/18/2022	822,000	835,777
2.75%, 5/18/2024 (a)	1,690,000	1,767,250
3.00%, 5/18/2027 (a)	1,468,000	1,578,306
Darden Restaurants, Inc. 3.85%, 5/1/2027	686,000	624,459
Dollar General Corp.:
3.25%, 4/15/2023	1,258,000	1,276,430
3.88%, 4/15/2027 (a)	742,000	760,899
4.13%, 5/1/2028 (a)	557,000	588,471
4.15%, 11/1/2025 (a)	587,000	626,200
Dollar Tree, Inc.:
3.70%, 5/15/2023	1,767,000	1,796,544
4.00%, 5/15/2025	750,000	770,610
4.20%, 5/15/2028	1,887,000	1,916,758
Home Depot Inc:
2.50%, 4/15/2027	3,650,000	3,711,867
2.70%, 4/15/2030	2,290,000	2,336,739
Home Depot, Inc.:
2.13%, 9/15/2026	1,358,000	1,362,536
2.63%, 6/1/2022	1,817,000	1,852,940
2.70%, 4/1/2023	1,414,000	1,469,598
2.80%, 9/14/2027	1,631,000	1,684,970
2.95%, 6/15/2029 (a)	1,612,000	1,670,193
3.00%, 4/1/2026 (a)	1,379,000	1,452,928
3.25%, 3/1/2022	1,072,000	1,106,744
3.35%, 9/15/2025	1,448,000	1,560,886
3.75%, 2/15/2024 (a)	2,010,000	2,124,650
3.90%, 12/6/2028	2,127,000	2,362,969
Kohl's Corp.:
3.25%, 2/1/2023	865,000	716,877
4.25%, 7/17/2025 (a)	725,000	615,003
Lowe's Cos., Inc.:
2.50%, 4/15/2026	2,088,000	2,059,144
3.10%, 5/3/2027	2,233,000	2,244,612
3.12%, 4/15/2022	1,237,000	1,247,601
3.13%, 9/15/2024 (a)	435,000	447,593
3.38%, 9/15/2025 (a)	1,075,000	1,113,883
3.65%, 4/5/2029	233,000	239,105
3.75%, 4/15/2021	687,000	694,296
3.80%, 11/15/2021	955,000	971,665
3.88%, 9/15/2023 (a)	324,000	338,269
4.00%, 4/15/2025 (a)	1,125,000	1,204,256
4.50%, 4/15/2030	2,000,000	2,221,460
Macy's Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	0	—
3.63%, 6/1/2024 (a)	0	—
McDonald's Corp.:
3.30%, 7/1/2025 (a)	430,000	447,991
Security Description	Principal Amount	Value
3.50%, 7/1/2027	$1,000,000	$1,061,240
3.60%, 7/1/2030 (a)	1,000,000	1,055,760
Series MTN, 1.45%, 9/1/2025	1,075,000	1,026,560
Series MTN, 2.13%, 3/1/2030	1,050,000	981,047
Series MTN, 2.63%, 1/15/2022	1,874,000	1,889,479
Series MTN, 2.63%, 9/1/2029	1,619,000	1,567,823
Series MTN, 3.25%, 6/10/2024	135,000	139,155
Series MTN, 3.35%, 4/1/2023	1,317,000	1,360,514
Series MTN, 3.38%, 5/26/2025	1,312,000	1,364,965
Series MTN, 3.50%, 3/1/2027 (a)	722,000	747,162
Series MTN, 3.63%, 5/20/2021	629,000	641,247
Series MTN, 3.70%, 1/30/2026 (a)	542,000	571,805
Series MTN, 3.80%, 4/1/2028	1,529,000	1,616,505
Nordstrom, Inc.:
4.00%, 10/15/2021	547,000	520,394
4.00%, 3/15/2027 (a)	687,000	565,909
6.95%, 3/15/2028 (a)	718,000	668,386
O'Reilly Automotive, Inc.:
3.55%, 3/15/2026	436,000	440,351
3.60%, 9/1/2027	511,000	502,972
3.80%, 9/1/2022	331,000	334,164
3.85%, 6/15/2023	375,000	390,743
3.90%, 6/1/2029	1,404,000	1,406,204
4.35%, 6/1/2028	708,000	727,435
4.63%, 9/15/2021	443,000	454,146
QVC, Inc.:
4.38%, 3/15/2023	1,160,000	1,100,770
4.45%, 2/15/2025 (a)	718,000	588,746
4.75%, 2/15/2027	1,007,000	890,913
4.85%, 4/1/2024 (a)	880,000	736,789
5.13%, 7/2/2022	583,000	487,889
Starbucks Corp.:
2.00%, 3/12/2027 (a)	960,000	908,726
2.25%, 3/12/2030	2,220,000	2,094,992
2.45%, 6/15/2026	860,000	851,314
2.70%, 6/15/2022	534,000	541,017
3.10%, 3/1/2023 (a)	1,190,000	1,212,241
3.50%, 3/1/2028	972,000	1,003,046
3.55%, 8/15/2029 (a)	1,165,000	1,208,187
3.80%, 8/15/2025 (a)	1,568,000	1,669,418
3.85%, 10/1/2023 (a)	888,000	926,450
4.00%, 11/15/2028	1,156,000	1,235,961
Target Corp.:
2.25%, 4/15/2025	2,100,000	2,146,473
2.35%, 2/15/2030	998,000	1,009,158
2.50%, 4/15/2026	1,197,000	1,229,678
2.65%, 9/15/2030	375,000	391,024
2.90%, 1/15/2022	1,558,000	1,588,739
3.38%, 4/15/2029 (a)	1,736,000	1,875,106
3.50%, 7/1/2024	1,297,000	1,381,072

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TJX Cos., Inc.:
2.25%, 9/15/2026	$1,585,000	$1,506,986
2.50%, 5/15/2023 (a)	523,000	525,599
2.75%, 6/15/2021	1,097,000	1,100,850
Walgreen Co. 3.10%, 9/15/2022	1,881,000	1,885,646
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	1,358,000	1,372,286
3.45%, 6/1/2026	2,960,000	2,941,441
3.80%, 11/18/2024	3,125,000	3,210,937
Walmart, Inc.:
2.35%, 12/15/2022	2,130,000	2,187,276
2.38%, 9/24/2029	1,075,000	1,113,463
2.55%, 4/11/2023	2,684,000	2,774,102
2.65%, 12/15/2024	1,665,000	1,751,264
2.85%, 7/8/2024	2,184,000	2,289,116
3.05%, 7/8/2026	1,103,000	1,186,784
3.13%, 6/23/2021	2,158,000	2,202,951
3.25%, 7/8/2029	1,832,000	2,010,015
3.30%, 4/22/2024	2,452,000	2,606,157
3.40%, 6/26/2023	2,575,000	2,737,482
3.55%, 6/26/2025	2,124,000	2,319,960
3.70%, 6/26/2028	4,021,000	4,512,688
5.88%, 4/5/2027	677,000	838,729
		150,465,421
SAVINGS & LOANS — 0.0% (f)
People's United Financial, Inc. 3.65%, 12/6/2022	879,000	915,435
SEMICONDUCTORS — 2.1%
Altera Corp. 4.10%, 11/15/2023	700,000	746,949
Analog Devices, Inc.:
2.50%, 12/5/2021	875,000	877,520
2.88%, 6/1/2023 (a)	602,000	606,214
3.13%, 12/5/2023 (a)	695,000	705,661
3.50%, 12/5/2026	1,178,000	1,192,972
3.90%, 12/15/2025 (a)	1,204,000	1,256,133
Applied Materials, Inc.:
3.30%, 4/1/2027	1,803,000	1,916,264
3.90%, 10/1/2025 (a)	937,000	994,654
4.30%, 6/15/2021	729,000	751,191
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.65%, 1/15/2023	2,222,000	2,164,472
3.00%, 1/15/2022	3,594,000	3,552,525
3.13%, 1/15/2025 (a)	1,295,000	1,215,578
3.50%, 1/15/2028	1,808,000	1,677,661
3.63%, 1/15/2024	2,376,000	2,378,590
3.88%, 1/15/2027	6,651,000	6,352,969
Broadcom, Inc.:
3.13%, 10/15/2022 (c)	2,330,000	2,284,612
3.63%, 10/15/2024 (c)	3,667,000	3,609,941
4.25%, 4/15/2026 (c)	3,744,000	3,701,056
4.75%, 4/15/2029 (c)	3,851,000	3,916,005
Security Description	Principal Amount	Value
Intel Corp.:
1.70%, 5/19/2021	$860,000	$861,049
2.35%, 5/11/2022	1,016,000	1,038,443
2.45%, 11/15/2029	3,023,000	3,064,959
2.60%, 5/19/2026	1,634,000	1,674,360
2.70%, 12/15/2022 (a)	2,145,000	2,239,981
2.88%, 5/11/2024 (a)	1,723,000	1,780,807
3.10%, 7/29/2022	788,000	817,779
3.15%, 5/11/2027	1,106,000	1,190,852
3.30%, 10/1/2021	2,476,000	2,543,570
3.70%, 7/29/2025	3,337,000	3,585,740
KLA Corp.:
4.10%, 3/15/2029	1,124,000	1,179,908
4.65%, 11/1/2024	1,780,000	1,883,311
Lam Research Corp.:
2.80%, 6/15/2021	968,000	985,395
3.75%, 3/15/2026	1,139,000	1,209,561
3.80%, 3/15/2025	92,000	95,876
4.00%, 3/15/2029	1,571,000	1,737,353
Marvell Technology Group, Ltd.:
4.20%, 6/22/2023	980,000	993,700
4.88%, 6/22/2028	727,000	752,656
Maxim Integrated Products, Inc.:
3.38%, 3/15/2023	310,000	316,293
3.45%, 6/15/2027	704,000	726,338
Microchip Technology, Inc. 4.33%, 6/1/2023	2,123,000	2,115,633
Micron Technology, Inc.:
4.19%, 2/15/2027	1,191,000	1,209,044
4.64%, 2/6/2024 (a)	1,175,000	1,202,342
4.98%, 2/6/2026 (a)	1,532,000	1,605,230
5.33%, 2/6/2029	799,000	873,331
NVIDIA Corp.:
2.20%, 9/16/2021	1,443,000	1,451,947
3.20%, 9/16/2026	1,395,000	1,500,002
NXP B.V./NXP Funding LLC:
4.88%, 3/1/2024 (c)	899,000	913,411
5.35%, 3/1/2026 (c)	944,000	1,001,744
5.55%, 12/1/2028 (c)	677,000	732,230
NXP B.V./NXP Funding LLC/NXP USA, Inc.:
3.88%, 6/18/2026 (c)	1,108,000	1,082,738
4.30%, 6/18/2029 (c)	1,470,000	1,514,026
QUALCOMM, Inc.:
2.60%, 1/30/2023 (a)	2,380,000	2,427,695
2.90%, 5/20/2024	2,173,000	2,248,121
3.00%, 5/20/2022 (a)	2,497,000	2,545,617
3.25%, 5/20/2027	642,000	675,339
3.45%, 5/20/2025	2,546,000	2,669,939
Texas Instruments, Inc.:
1.38%, 3/12/2025	800,000	794,568
1.85%, 5/15/2022	676,000	686,059
2.25%, 5/1/2023	597,000	610,803
2.25%, 9/4/2029	1,041,000	1,039,293
2.63%, 5/15/2024 (a)	318,000	329,279

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 3/12/2021 (a)	$371,000	$372,707
2.90%, 11/3/2027	696,000	713,421
Xilinx, Inc.:
2.95%, 6/1/2024	872,000	856,609
3.00%, 3/15/2021	857,000	856,571
		100,606,597
SHIPBUILDING — 0.0% (f)
Huntington Ingalls Industries, Inc. 3.48%, 12/1/2027 (a)	1,210,000	1,190,979
SOFTWARE — 2.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	574,000	576,675
2.60%, 6/15/2022	867,000	876,025
3.40%, 9/15/2026	695,000	733,086
3.40%, 6/15/2027	478,000	483,999
Adobe, Inc.:
1.70%, 2/1/2023 (a)	680,000	684,284
1.90%, 2/1/2025 (a)	1,153,000	1,165,741
2.15%, 2/1/2027	1,423,000	1,445,412
2.30%, 2/1/2030	895,000	891,116
3.25%, 2/1/2025	1,612,000	1,719,553
Autodesk, Inc.:
2.85%, 1/15/2030	922,000	908,244
3.50%, 6/15/2027	967,000	998,911
3.60%, 12/15/2022	202,000	206,793
4.38%, 6/15/2025	843,000	914,116
Broadridge Financial Solutions, Inc.:
2.90%, 12/1/2029	381,000	337,749
3.40%, 6/27/2026	703,000	705,622
CA, Inc.:
3.60%, 8/15/2022	791,000	746,000
4.70%, 3/15/2027	516,000	468,492
Cadence Design Systems, Inc. 4.38%, 10/15/2024	501,000	530,754
Citrix Systems, Inc.:
3.30%, 3/1/2030	1,050,000	975,408
4.50%, 12/1/2027 (a)	629,000	636,762
Electronic Arts, Inc.:
3.70%, 3/1/2021	756,000	762,570
4.80%, 3/1/2026	421,000	452,360
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	1,893,000	1,932,393
3.50%, 4/15/2023	748,000	769,460
3.75%, 5/21/2029 (a)	1,754,000	1,905,195
3.88%, 6/5/2024	400,000	414,776
5.00%, 10/15/2025	11,000	12,212
Series 10Y, 4.25%, 5/15/2028	1,156,000	1,265,670
Fiserv, Inc.:
2.75%, 7/1/2024	2,761,000	2,766,494
3.20%, 7/1/2026	856,000	883,503
3.50%, 10/1/2022	1,131,000	1,149,435
3.50%, 7/1/2029	4,050,000	4,198,676
Security Description	Principal Amount	Value
3.80%, 10/1/2023	$841,000	$870,393
3.85%, 6/1/2025	1,360,000	1,444,619
4.20%, 10/1/2028	1,442,000	1,559,033
4.75%, 6/15/2021	540,000	556,583
Microsoft Corp.:
1.55%, 8/8/2021	4,024,000	4,055,910
2.00%, 8/8/2023	3,124,000	3,207,911
2.13%, 11/15/2022	496,000	511,034
2.38%, 2/12/2022	2,020,000	2,078,540
2.38%, 5/1/2023 (a)	1,373,000	1,426,465
2.40%, 2/6/2022	2,592,000	2,654,726
2.40%, 8/8/2026	4,441,000	4,714,521
2.65%, 11/3/2022	1,122,000	1,172,355
2.70%, 2/12/2025 (a)	2,704,000	2,894,389
2.88%, 2/6/2024	2,919,000	3,105,057
3.13%, 11/3/2025	3,567,000	3,897,055
3.30%, 2/6/2027 (a)	5,145,000	5,702,615
3.63%, 12/15/2023	2,316,000	2,533,009
Oracle Corp.:
1.90%, 9/15/2021	7,328,000	7,346,320
2.40%, 9/15/2023	3,402,000	3,465,719
2.50%, 5/15/2022	3,408,000	3,464,505
2.50%, 10/15/2022	3,579,000	3,655,412
2.50%, 4/1/2025 (b)	3,725,000	3,779,236
2.63%, 2/15/2023	1,926,000	1,977,578
2.65%, 7/15/2026	3,835,000	3,902,726
2.80%, 7/8/2021	2,239,000	2,271,891
2.80%, 4/1/2027	3,875,000	3,966,605
2.95%, 11/15/2024	2,756,000	2,887,627
2.95%, 5/15/2025	2,258,000	2,333,982
2.95%, 4/1/2030	4,750,000	4,791,230
3.25%, 11/15/2027	3,678,000	3,790,657
3.40%, 7/8/2024	2,585,000	2,725,908
3.63%, 7/15/2023	1,190,000	1,257,068
salesforce.com, Inc.:
3.25%, 4/11/2023	1,452,000	1,508,875
3.70%, 4/11/2028	418,000	460,732
VMware, Inc.:
2.95%, 8/21/2022	2,295,000	2,284,351
3.90%, 8/21/2027	1,971,000	1,946,619
		132,718,742
TELECOMMUNICATIONS — 2.8%
America Movil SAB de CV:
3.13%, 7/16/2022	2,278,000	2,300,233
3.63%, 4/22/2029	1,500,000	1,520,640
AT&T, Inc.:
2.63%, 12/1/2022	1,840,000	1,844,655
2.95%, 7/15/2026	1,060,000	1,055,389
3.00%, 2/15/2022	1,304,000	1,313,963
3.00%, 6/30/2022	2,848,000	2,857,000
3.20%, 3/1/2022	1,899,000	1,931,169
3.40%, 6/15/2022	693,000	705,924
3.40%, 5/15/2025	5,008,000	5,178,422
3.55%, 6/1/2024	1,491,000	1,533,986

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 2/17/2023 (a)	$2,484,000	$2,555,763
3.60%, 7/15/2025	1,490,000	1,552,878
3.80%, 3/15/2022	1,203,000	1,230,416
3.80%, 3/1/2024	426,000	447,262
3.80%, 2/15/2027	2,080,000	2,178,758
3.88%, 8/15/2021	1,719,000	1,738,253
3.88%, 1/15/2026	1,614,000	1,663,566
3.90%, 3/11/2024	1,842,000	1,925,056
3.95%, 1/15/2025 (a)	1,888,000	1,993,634
4.00%, 1/15/2022	674,000	689,758
4.05%, 12/15/2023	820,000	859,196
4.10%, 2/15/2028	3,036,000	3,182,396
4.13%, 2/17/2026	2,980,000	3,155,850
4.25%, 3/1/2027	2,856,000	3,033,358
4.30%, 2/15/2030	281,000	300,487
4.35%, 3/1/2029	3,358,000	3,596,754
4.45%, 5/15/2021	1,477,000	1,507,884
4.45%, 4/1/2024	1,939,000	2,065,113
7.13%, 3/15/2026	151,000	180,812
British Telecommunications PLC:
4.50%, 12/4/2023	1,252,000	1,305,022
5.13%, 12/4/2028	684,000	761,271
Cisco Systems, Inc.:
1.85%, 9/20/2021 (a)	2,603,000	2,621,872
2.20%, 9/20/2023 (a)	646,000	671,853
2.50%, 9/20/2026	2,114,000	2,228,621
2.60%, 2/28/2023	691,000	715,786
2.90%, 3/4/2021	538,000	543,794
2.95%, 2/28/2026	1,300,000	1,387,308
3.00%, 6/15/2022 (a)	643,000	666,772
3.50%, 6/15/2025 (a)	817,000	897,319
3.63%, 3/4/2024 (a)	1,183,000	1,278,977
Corning, Inc. 2.90%, 5/15/2022	675,000	682,857
Juniper Networks, Inc.:
3.75%, 8/15/2029 (a)	747,000	728,161
4.35%, 6/15/2025 (a)	315,000	319,923
4.50%, 3/15/2024 (a)	1,043,000	1,100,813
Motorola Solutions, Inc.:
3.50%, 3/1/2023 (a)	698,000	686,483
3.75%, 5/15/2022	794,000	839,298
4.00%, 9/1/2024	708,000	711,667
4.60%, 2/23/2028	931,000	949,406
4.60%, 5/23/2029	967,000	948,695
Orange SA 4.13%, 9/14/2021	1,250,000	1,281,725
Rogers Communications, Inc.:
2.90%, 11/15/2026	622,000	622,342
3.00%, 3/15/2023	764,000	768,477
3.63%, 12/15/2025	1,159,000	1,186,943
4.10%, 10/1/2023	1,289,000	1,380,519
Telefonica Emisiones SA:
4.10%, 3/8/2027	2,021,000	2,082,681
4.57%, 4/27/2023	1,080,000	1,120,986
Security Description	Principal Amount	Value
TELUS Corp.:
2.80%, 2/16/2027	$1,150,000	$1,169,895
3.70%, 9/15/2027 (a)	763,000	820,423
Verizon Communications, Inc.:
2.45%, 11/1/2022	1,539,000	1,560,977
2.63%, 8/15/2026	3,207,000	3,300,067
2.95%, 3/15/2022 (a)	833,000	850,460
3.00%, 3/22/2027 (a)	1,460,000	1,552,360
3.13%, 3/16/2022 (a)	1,942,000	1,993,152
3.15%, 3/22/2030	1,110,000	1,202,918
3.38%, 2/15/2025	3,605,000	3,859,585
3.45%, 3/15/2021	708,000	717,770
3.50%, 11/1/2024	2,552,000	2,717,242
3.88%, 2/8/2029	1,461,000	1,636,393
4.02%, 12/3/2029	2,649,000	2,965,503
4.13%, 3/16/2027	1,507,000	1,675,799
4.15%, 3/15/2024 (a)	578,000	627,061
4.33%, 9/21/2028	5,760,000	6,529,421
4.60%, 4/1/2021	713,000	731,296
5.15%, 9/15/2023	4,979,000	5,551,286
Vodafone Group PLC:
2.95%, 2/19/2023 (a)	226,000	229,315
3.75%, 1/16/2024	4,057,000	4,223,702
4.13%, 5/30/2025	3,355,000	3,570,324
4.38%, 5/30/2028	2,244,000	2,364,323
		132,437,418
TEXTILES — 0.0% (f)
Mohawk Industries, Inc. 3.85%, 2/1/2023	787,000	809,406
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	320,000	316,672
3.00%, 11/19/2024 (a)	934,000	901,422
3.15%, 5/15/2021	527,000	517,904
3.50%, 9/15/2027	956,000	872,044
3.55%, 11/19/2026	138,000	132,674
3.90%, 11/19/2029	1,158,000	1,034,766
		3,775,482
TRANSPORTATION — 1.5%
BNSF Funding Trust I 3 Month USD LIBOR + 2.35%, 6.61%, 12/15/2055 (a) (d)	412,000	390,271
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	514,000	531,234
3.00%, 4/1/2025 (a)	689,000	706,955
3.05%, 3/15/2022	683,000	695,335
3.05%, 9/1/2022	1,204,000	1,231,728
3.25%, 6/15/2027	889,000	932,579
3.40%, 9/1/2024	1,043,000	1,109,888
3.45%, 9/15/2021	954,000	969,560
3.65%, 9/1/2025	1,188,000	1,263,497

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/1/2024	$697,000	$742,744
3.85%, 9/1/2023	390,000	415,619
7.00%, 12/15/2025	154,000	190,082
Canadian National Railway Co.:
2.75%, 3/1/2026	517,000	556,938
2.85%, 12/15/2021	686,000	707,074
2.95%, 11/21/2024	460,000	497,881
6.90%, 7/15/2028	724,000	1,030,476
Canadian Pacific Railway Co.:
2.05%, 3/5/2030	760,000	710,942
2.90%, 2/1/2025	931,000	953,316
4.00%, 6/1/2028	605,000	645,257
4.45%, 3/15/2023	830,000	879,136
4.50%, 1/15/2022	60,000	63,410
CH Robinson Worldwide, Inc. 4.20%, 4/15/2028	1,149,000	1,286,432
CSX Corp.:
2.40%, 2/15/2030	18,000	17,299
2.60%, 11/1/2026	699,000	702,949
3.25%, 6/1/2027	1,209,000	1,238,342
3.35%, 11/1/2025	858,000	916,524
3.40%, 8/1/2024	547,000	568,596
3.70%, 11/1/2023	717,000	753,244
3.80%, 3/1/2028	1,251,000	1,329,550
4.25%, 3/15/2029 (a)	1,362,000	1,519,760
FedEx Corp.:
2.63%, 8/1/2022	684,000	683,227
3.10%, 8/5/2029 (a)	1,805,000	1,770,001
3.20%, 2/1/2025	754,000	772,066
3.25%, 4/1/2026	790,000	779,777
3.30%, 3/15/2027 (a)	703,000	698,459
3.40%, 1/14/2022	829,000	834,248
3.40%, 2/15/2028 (a)	709,000	689,049
4.00%, 1/15/2024 (a)	374,000	394,869
4.20%, 10/17/2028 (a)	569,000	587,396
JB Hunt Transport Services, Inc.:
3.30%, 8/15/2022	354,000	341,160
3.88%, 3/1/2026 (a)	974,000	1,002,032
Kansas City Southern:
2.88%, 11/15/2029	955,000	919,761
3.00%, 5/15/2023	708,000	664,947
Kirby Corp. 4.20%, 3/1/2028	852,000	822,947
Norfolk Southern Corp.:
2.55%, 11/1/2029 (a)	784,000	756,521
2.90%, 2/15/2023	675,000	683,282
2.90%, 6/15/2026	850,000	862,988
3.00%, 4/1/2022	1,133,000	1,133,850
3.15%, 6/1/2027 (a)	789,000	788,511
3.25%, 12/1/2021	676,000	683,382
3.65%, 8/1/2025	620,000	651,688
3.80%, 8/1/2028	756,000	802,048
3.85%, 1/15/2024	220,000	229,112
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	709,000	684,554
Security Description	Principal Amount	Value
Series MTN, 2.50%, 9/1/2022	$562,000	$529,157
Series MTN, 2.50%, 9/1/2024	992,000	948,541
Series MTN, 2.80%, 3/1/2022	535,000	528,018
Series MTN, 2.88%, 6/1/2022	697,000	698,973
Series MTN, 2.90%, 12/1/2026	700,000	685,468
Series MTN, 3.40%, 3/1/2023	771,000	774,994
Series MTN, 3.45%, 11/15/2021	70,000	68,954
Series MTN, 3.50%, 6/1/2021	511,000	511,332
Series MTN, 3.65%, 3/18/2024 (a)	697,000	700,373
Series MTN, 3.75%, 6/9/2023 (a)	937,000	925,203
Series MTN, 3.88%, 12/1/2023	710,000	736,291
Union Pacific Corp.:
2.15%, 2/5/2027 (a)	979,000	953,477
2.40%, 2/5/2030	665,000	645,695
2.75%, 3/1/2026	1,095,000	1,094,299
2.95%, 3/1/2022	679,000	696,892
2.95%, 1/15/2023	742,000	744,330
3.00%, 4/15/2027 (a)	711,000	715,998
3.15%, 3/1/2024 (a)	650,000	681,044
3.20%, 6/8/2021	874,000	877,050
3.25%, 1/15/2025	742,000	771,079
3.25%, 8/15/2025 (a)	624,000	656,872
3.50%, 6/8/2023	928,000	960,870
3.65%, 2/15/2024	695,000	725,274
3.70%, 3/1/2029	1,486,000	1,586,677
3.75%, 3/15/2024	804,000	842,978
3.75%, 7/15/2025	832,000	849,331
3.95%, 9/10/2028	550,000	590,827
4.16%, 7/15/2022	1,520,000	1,564,658
United Parcel Service, Inc.:
2.05%, 4/1/2021	685,000	684,089
2.20%, 9/1/2024	977,000	986,477
2.35%, 5/16/2022	962,000	972,659
2.40%, 11/15/2026	617,000	629,531
2.45%, 10/1/2022	1,128,000	1,140,205
2.50%, 4/1/2023	1,581,000	1,607,592
2.50%, 9/1/2029 (a)	749,000	722,223
2.80%, 11/15/2024 (a)	706,000	730,322
3.05%, 11/15/2027	894,000	912,318
3.40%, 3/15/2029	1,232,000	1,293,736
		73,536,300
TRUCKING & LEASING — 0.1%
GATX Corp.:
3.25%, 3/30/2025	200,000	207,890
3.25%, 9/15/2026	380,000	388,862
3.50%, 3/15/2028	1,088,000	1,099,348
3.85%, 3/30/2027	628,000	645,358
4.35%, 2/15/2024	700,000	751,268
4.55%, 11/7/2028	553,000	587,286

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.70%, 4/1/2029 (a)	$30,000	$32,445
4.85%, 6/1/2021	175,000	179,585
		3,892,042
WATER — 0.1%
American Water Capital Corp.:
2.95%, 9/1/2027	800,000	786,384
3.40%, 3/1/2025	460,000	460,980
3.45%, 6/1/2029 (a)	756,000	817,720
3.75%, 9/1/2028	684,000	712,673
3.85%, 3/1/2024	457,000	471,720
Aqua America, Inc. 3.57%, 5/1/2029	688,000	699,971
United Utilities PLC 6.88%, 8/15/2028 (a)	448,000	544,885
		4,494,333
TOTAL CORPORATE BONDS & NOTES (Cost $4,828,261,306)		4,727,526,900
	Shares
SHORT-TERM INVESTMENTS — 5.5%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	8,512,701	8,505,039
State Street Navigator Securities Lending Portfolio II (i) (j)	255,999,113	255,999,113
TOTAL SHORT-TERM INVESTMENTS (Cost $264,502,840)		264,504,152
TOTAL INVESTMENTS — 104.7% (Cost $5,092,764,146)		4,992,031,052
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(224,687,183)
NET ASSETS — 100.0%		$4,767,343,869

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	When-issued security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$4,727,526,900	$—	$4,727,526,900
Short-Term Investments	264,504,152	—	—	264,504,152
TOTAL INVESTMENTS	$264,504,152	$4,727,526,900	$—	$4,992,031,052
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$408,789,299	$400,271,682	$(13,891)	$1,313	8,512,701	$8,505,039	$117,838
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,726,093	3,726,093	87,093,711	90,819,804	—	—	—	—	26,352
State Street Navigator Securities Lending Portfolio II	—	—	546,788,525	290,789,412	—	—	255,999,113	255,999,113	327,691
State Street Navigator Securities Lending Portfolio III	21,334,763	21,334,763	230,373,433	251,708,196	—	—	—	—	58,780
Total		$25,060,856	$1,273,044,968	$1,033,589,094	$(13,891)	$1,313		$264,504,152	$530,661
See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
5.25%, 11/15/2028	$1,219,100	$1,679,310
5.25%, 2/15/2029 (a)	2,779,500	3,850,476
5.50%, 8/15/2028	2,236,000	3,102,101
6.00%, 2/15/2026	1,986,400	2,609,478
6.13%, 11/15/2027	3,548,000	5,012,659
6.13%, 8/15/2029 (a)	2,198,200	3,268,449
6.25%, 8/15/2023 (a)	1,812,400	2,171,482
6.38%, 8/15/2027	799,400	1,129,277
6.50%, 11/15/2026	1,428,700	1,974,731
6.63%, 2/15/2027	1,264,500	1,777,413
6.75%, 8/15/2026	1,290,300	1,785,049
6.88%, 8/15/2025	1,093,900	1,466,510
7.50%, 11/15/2024	2,449,400	3,238,757
7.63%, 2/15/2025 (a)	2,905,900	3,910,706
Treasury Notes:
0.50%, 3/31/2025	4,530,800	4,558,764
0.63%, 3/31/2027	10,592,800	10,642,454
1.13%, 2/28/2025 (a)	13,560,800	14,064,033
1.13%, 2/28/2027 (a)	10,663,900	11,075,460
1.25%, 7/31/2023	8,511,700	8,766,386
1.25%, 8/31/2024	8,045,900	8,356,421
1.38%, 6/30/2023	9,138,100	9,442,227
1.38%, 8/31/2023	11,379,200	11,776,583
1.38%, 9/30/2023	9,151,900	9,476,506
1.38%, 1/31/2025 (a)	13,502,400	14,140,599
1.38%, 8/31/2026	10,363,900	10,905,576
1.50%, 9/30/2024	13,621,500	14,301,511
1.50%, 10/31/2024	12,127,300	12,745,034
1.50%, 11/30/2024 (a)	8,237,400	8,668,576
1.50%, 8/15/2026	22,708,800	24,048,265
1.50%, 1/31/2027	9,760,600	10,376,738
1.50%, 2/15/2030 (a)	14,611,400	15,730,085
1.63%, 4/30/2023	4,724,500	4,911,265
1.63%, 5/31/2023	10,342,300	10,759,224
1.63%, 10/31/2023	9,947,800	10,400,114
1.63%, 2/15/2026	20,165,100	21,444,324
1.63%, 5/15/2026 (a)	20,636,800	21,991,090
1.63%, 9/30/2026	10,519,900	11,243,143
1.63%, 10/31/2026	9,402,300	10,051,646
1.63%, 11/30/2026	16,344,300	17,488,401
1.63%, 8/15/2029 (a)	22,223,600	24,095,244
1.75%, 5/15/2023	15,426,400	16,098,895
1.75%, 6/30/2024	5,891,800	6,235,642
1.75%, 7/31/2024	13,341,200	14,131,249
1.75%, 12/31/2024	13,864,300	14,755,731
1.75%, 12/31/2026	13,716,600	14,803,212
1.75%, 11/15/2029 (a)	24,056,100	26,409,087
1.88%, 8/31/2024	7,992,700	8,510,352
1.88%, 6/30/2026	11,834,400	12,807,964
1.88%, 7/31/2026	9,545,300	10,336,516
2.00%, 4/30/2024	7,929,600	8,450,600
2.00%, 5/31/2024	21,776,600	23,249,923
Security Description	Principal Amount	Value
2.00%, 6/30/2024	$7,033,200	$7,512,337
2.00%, 2/15/2025	20,370,500	21,923,751
2.00%, 8/15/2025	21,491,100	23,238,931
2.00%, 11/15/2026	21,241,800	23,233,219
2.13%, 11/30/2023	11,474,600	12,210,588
2.13%, 2/29/2024	10,725,300	11,457,637
2.13%, 3/31/2024	23,412,700	25,053,418
2.13%, 7/31/2024	8,995,700	9,666,161
2.13%, 9/30/2024	11,280,100	12,157,833
2.13%, 11/30/2024	7,561,800	8,164,381
2.13%, 5/15/2025	23,760,100	25,781,565
2.13%, 5/31/2026	11,827,900	12,972,804
2.25%, 12/31/2023	8,550,300	9,152,161
2.25%, 1/31/2024	8,882,000	9,522,476
2.25%, 4/30/2024	14,947,500	16,089,582
2.25%, 10/31/2024 (a)	8,203,400	8,896,203
2.25%, 11/15/2024	18,344,600	19,899,592
2.25%, 12/31/2024	9,109,600	9,900,285
2.25%, 11/15/2025	22,173,300	24,331,732
2.25%, 3/31/2026	11,215,700	12,365,309
2.25%, 2/15/2027	19,951,700	22,224,323
2.25%, 8/15/2027	22,444,000	25,140,787
2.25%, 11/15/2027	20,010,700	22,458,884
2.38%, 2/29/2024	13,581,400	14,644,569
2.38%, 8/15/2024	21,078,900	22,903,542
2.38%, 4/30/2026	10,500,100	11,666,596
2.38%, 5/15/2027	13,410,300	15,094,969
2.38%, 5/15/2029	22,132,400	25,428,053
2.50%, 8/15/2023	16,111,300	17,276,852
2.50%, 1/31/2024	13,573,600	14,681,757
2.50%, 5/15/2024	22,666,900	24,643,170
2.50%, 1/31/2025	8,722,800	9,601,213
2.50%, 2/28/2026	10,073,300	11,243,534
2.63%, 6/30/2023	10,694,900	11,486,991
2.63%, 12/31/2023	15,920,000	17,269,469
2.63%, 3/31/2025	8,874,500	9,840,989
2.63%, 12/31/2025	11,091,500	12,433,745
2.63%, 1/31/2026	11,605,300	13,024,229
2.63%, 2/15/2029	24,182,200	28,221,383
2.75%, 4/30/2023	6,565,100	7,054,405
2.75%, 5/31/2023	11,805,500	12,707,514
2.75%, 7/31/2023	11,308,200	12,211,973
2.75%, 8/31/2023	14,241,000	15,405,869
2.75%, 11/15/2023	19,170,400	20,816,359
2.75%, 2/15/2024	16,613,600	18,130,889
2.75%, 2/28/2025	9,147,200	10,186,979
2.75%, 6/30/2025	8,414,900	9,422,058
2.75%, 8/31/2025	13,829,100	15,522,084
2.75%, 2/15/2028	25,553,100	29,745,405
2.88%, 9/30/2023	14,713,800	16,012,753
2.88%, 10/31/2023	12,619,600	13,757,336
2.88%, 11/30/2023	14,466,100	15,797,433
2.88%, 4/30/2025 (a)	10,237,400	11,495,481
2.88%, 5/31/2025	9,253,000	10,403,842
2.88%, 7/31/2025 (a)	8,772,200	9,895,453

See accompanying notes to schedule of investments.

SPDR PORTFOLIO INTERMEDIATE TERM TREASURY ETF (formerly, SPDR Bloomberg Barclays Intermediate Term Treasury ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.88%, 11/30/2025	$10,426,900	$11,820,683
2.88%, 5/15/2028	16,840,400	19,829,571
2.88%, 8/15/2028	26,218,500	30,954,217
3.00%, 9/30/2025	9,159,500	10,413,922
3.00%, 10/31/2025	9,019,400	10,270,842
3.13%, 11/15/2028 (a)	26,419,200	31,855,776
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,450,452,520)		1,500,751,102
	Shares
SHORT-TERM INVESTMENTS — 9.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c)	1,898,737	1,898,737
State Street Navigator Securities Lending Portfolio II (d) (e)	135,936,206	135,936,206
TOTAL SHORT-TERM INVESTMENTS (Cost $137,834,943)		137,834,943
TOTAL INVESTMENTS — 108.5% (Cost $1,588,287,463)		1,638,586,045
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.5)%		(128,365,394)
NET ASSETS — 100.0%		$1,510,220,651

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,500,751,102	$—	$1,500,751,102
Short-Term Investments	137,834,943	—	—	137,834,943
TOTAL INVESTMENTS	$137,834,943	$1,500,751,102	$—	$1,638,586,045
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	207,279	$207,279	$25,392,054	$23,700,596	$—	$—	1,898,737	$1,898,737	$17,771
State Street Navigator Securities Lending Portfolio II	—	—	584,702,665	448,766,459	—	—	135,936,206	135,936,206	108,364
State Street Navigator Securities Lending Portfolio III	9,073,350	9,073,350	147,172,605	156,245,955	—	—	—	—	19,781
Total		$9,280,629	$757,267,324	$628,713,010	$—	$—		$137,834,943	$145,916
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 99.1%
ADVERTISING — 0.1%
Interpublic Group of Cos., Inc. 5.40%, 10/1/2048	$93,000	$93,929
Omnicom Group, Inc.:
2.45%, 4/30/2030	142,000	127,435
4.20%, 6/1/2030 (a)	250,000	258,795
		480,159
AEROSPACE & DEFENSE — 2.1%
Boeing Co.:
3.25%, 2/1/2035	396,000	342,821
3.50%, 3/1/2039	126,000	109,333
3.60%, 5/1/2034	268,000	239,179
3.63%, 3/1/2048	330,000	286,823
3.65%, 3/1/2047	267,000	237,227
3.83%, 3/1/2059	95,000	83,093
3.90%, 5/1/2049	142,000	127,789
3.95%, 8/1/2059	25,000	22,309
5.88%, 2/15/2040	529,000	500,947
6.13%, 2/15/2033	84,000	90,937
6.63%, 2/15/2038	133,000	135,668
6.88%, 3/15/2039	95,000	97,296
General Dynamics Corp.:
3.60%, 11/15/2042	107,000	115,417
3.63%, 4/1/2030 (b)	200,000	223,478
4.25%, 4/1/2040	200,000	240,894
4.25%, 4/1/2050	90,000	112,809
Harris Corp.:
4.85%, 4/27/2035	193,000	220,252
5.05%, 4/27/2045	92,000	102,121
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	80,000	74,979
6.15%, 12/15/2040	93,000	115,145
Lockheed Martin Corp.:
3.60%, 3/1/2035	52,000	57,207
4.07%, 12/15/2042	254,000	300,599
4.09%, 9/15/2052	625,000	753,687
4.50%, 5/15/2036	82,000	93,850
4.70%, 5/15/2046	413,000	514,916
5.72%, 6/1/2040	92,000	119,344
Series B, 6.15%, 9/1/2036	90,000	119,328
Northrop Grumman Corp.:
3.85%, 4/15/2045	111,000	121,274
4.03%, 10/15/2047	616,000	703,995
4.75%, 6/1/2043	302,000	364,411
5.05%, 11/15/2040	273,000	336,098
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	195,000	270,859
Raytheon Co.:
4.20%, 12/15/2044	82,000	91,771
4.70%, 12/15/2041	93,000	109,992
4.88%, 10/15/2040	110,000	130,711
Rockwell Collins, Inc.:
Security Description	Principal Amount	Value
4.35%, 4/15/2047	$75,000	$82,545
4.80%, 12/15/2043	340,000	396,131
United Technologies Corp.:
3.75%, 11/1/2046	330,000	340,682
4.05%, 5/4/2047	203,000	221,252
4.15%, 5/15/2045	139,000	150,576
4.63%, 11/16/2048	256,000	302,431
5.40%, 5/1/2035	346,000	418,726
5.70%, 4/15/2040	412,000	522,535
6.05%, 6/1/2036	140,000	183,970
6.13%, 7/15/2038	351,000	460,944
		10,646,351
AGRICULTURE — 1.5%
Altria Group, Inc.:
3.88%, 9/16/2046	473,000	418,397
4.25%, 8/9/2042	307,000	278,725
4.50%, 5/2/2043	238,000	225,593
5.38%, 1/31/2044	314,000	346,895
5.80%, 2/14/2039	588,000	644,442
5.95%, 2/14/2049	358,000	413,748
6.20%, 2/14/2059	195,000	218,536
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	117,000	120,793
4.02%, 4/16/2043	130,000	144,434
4.50%, 3/15/2049	283,000	339,974
4.54%, 3/26/2042	363,000	412,916
5.38%, 9/15/2035 (b)	81,000	103,423
BAT Capital Corp.:
4.39%, 8/15/2037	175,000	160,505
4.54%, 8/15/2047	430,000	391,799
4.76%, 9/6/2049	598,000	558,394
Philip Morris International, Inc.:
3.88%, 8/21/2042	396,000	395,446
4.13%, 3/4/2043	160,000	169,562
4.25%, 11/10/2044	216,000	237,259
4.38%, 11/15/2041	268,000	286,109
4.50%, 3/20/2042	434,000	484,257
6.38%, 5/16/2038	133,000	175,392
Reynolds American, Inc.:
5.85%, 8/15/2045	408,000	430,791
6.15%, 9/15/2043	291,000	314,670
7.25%, 6/15/2037	334,000	391,865
		7,663,925
AIRLINES — 0.2%
American Airlines 2014-1 Pass Through Trust Series A, Class A, 3.70%, 4/1/2028	2,906	2,471
American Airlines 2015-2 Pass Through Trust Series 2015-2, Class AA, 3.60%, 3/22/2029	1,621	1,463

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
American Airlines 2016-1 Pass Through Trust Series AA, Class AA, 3.58%, 7/15/2029	$70,815	$62,477
American Airlines 2016-2 Pass Through Trust Series AA, Class AA, 3.20%, 12/15/2029	31,616	28,895
American Airlines 2016-3 Pass Through Trust Class AA, 3.00%, 4/15/2030	6,103	5,318
American Airlines 2017-1 Pass Through Trust Series AA, Class AA, 3.65%, 2/15/2029	69,905	64,038
American Airlines 2017-2 Pass Through Trust Series AA, Class AA, 3.35%, 4/15/2031	81,775	74,595
American Airlines 2019-1 Pass Through Trust Series AA, Class AA, 3.15%, 8/15/2033	49,230	42,424
JetBlue 2019-1 Pass Through Trust Series AA, Class AA, 2.75%, 11/15/2033	348,000	304,566
United Airlines 2014-1 Pass Through Trust Series A, Class A, 4.00%, 10/11/2027	54,823	53,912
United Airlines 2014-2 Pass Through Trust Series A, Class A, 3.75%, 3/3/2028	20,883	20,449
United Airlines 2018-1 Pass Through Trust Series AA, Class AA, 3.50%, 9/1/2031	86,298	83,903
United Airlines 2019-1 Pass Through Trust Series AA, Class AA, 4.15%, 2/25/2033	206,209	187,108
United Airlines 2019-2 Pass Through Trust Series AA, Class AA, 2.70%, 11/1/2033	81,000	68,009
US Airways 2013-1 Pass Through Trust Class A, 3.95%, 5/15/2027	5,871	4,216
		1,003,844
APPAREL — 0.2%
NIKE, Inc.:
3.25%, 3/27/2040	275,000	290,084
3.38%, 11/1/2046	297,000	315,779
3.38%, 3/27/2050	125,000	137,241
3.63%, 5/1/2043	228,000	251,215
Security Description	Principal Amount	Value
3.88%, 11/1/2045	$117,000	$137,507
		1,131,826
AUTO MANUFACTURERS — 0.6%
Cummins, Inc. 4.88%, 10/1/2043	102,000	125,482
Daimler Finance North America LLC 8.50%, 1/18/2031	468,000	632,380
Ford Motor Co.:
4.75%, 1/15/2043	425,000	241,332
7.45%, 7/16/2031	465,000	335,944
General Motors Co.:
5.00%, 4/1/2035	143,000	105,719
5.15%, 4/1/2038	138,000	101,382
5.40%, 4/1/2048	781,000	550,683
5.95%, 4/1/2049	124,000	94,867
6.25%, 10/2/2043	502,000	395,581
6.60%, 4/1/2036	116,000	100,656
6.75%, 4/1/2046	185,000	146,457
Toyota Motor Credit Corp. Series MTN, 3.38%, 4/1/2030 (a)	50,000	50,680
		2,881,163
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC 4.40%, 10/1/2046 (b)	82,000	63,747
Aptiv PLC 5.40%, 3/15/2049	275,000	237,421
BorgWarner, Inc. 4.38%, 3/15/2045	165,000	159,020
Lear Corp. 5.25%, 5/15/2049	332,000	287,569
		747,757
BANKS — 9.3%
Bank of America Corp.:
6.11%, 1/29/2037	360,000	452,142
7.75%, 5/14/2038	454,000	680,882
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	1,248,000	1,361,306
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	486,000	542,026
Series MTN, 4.88%, 4/1/2044	91,000	112,156
Series MTN, 5.00%, 1/21/2044	729,000	924,576
Series MTN, 5.88%, 2/7/2042	622,000	862,527
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	188,000	207,420
Series MTN, 3 Month USD LIBOR + 1.52%, 4.33%, 3/15/2050 (c)	791,000	932,288
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	461,000	522,451

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	$314,000	$360,328
Bank of America NA Series BKNT, 6.00%, 10/15/2036	308,000	408,017
Barclays PLC 4.95%, 1/10/2047	448,000	492,182
Citigroup, Inc.:
4.65%, 7/30/2045	129,000	152,259
4.65%, 7/23/2048	811,000	973,954
4.75%, 5/18/2046	448,000	485,238
5.30%, 5/6/2044	493,000	573,068
5.88%, 1/30/2042	24,000	32,105
6.00%, 10/31/2033	396,000	449,559
6.13%, 8/25/2036	326,000	391,044
6.63%, 6/15/2032	523,000	655,439
8.13%, 7/15/2039	461,000	717,694
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	409,000	448,293
Cooperatieve Rabobank UA:
5.25%, 8/4/2045	197,000	248,378
5.75%, 12/1/2043	208,000	267,043
Series MTN, 5.25%, 5/24/2041	444,000	647,849
Credit Suisse Group Funding Guernsey, Ltd. 4.88%, 5/15/2045	320,000	387,872
First Republic Bank:
Series BKNT, 4.38%, 8/1/2046	98,000	105,557
Series BKNT, 4.63%, 2/13/2047	582,000	653,778
Goldman Sachs Capital I 6.35%, 2/15/2034	228,000	272,918
Goldman Sachs Group, Inc.:
4.75%, 10/21/2045	437,000	517,911
5.15%, 5/22/2045	736,000	826,940
6.13%, 2/15/2033	84,000	107,906
6.25%, 2/1/2041	950,000	1,310,069
6.45%, 5/1/2036	418,000	514,871
6.75%, 10/1/2037	1,058,000	1,403,490
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	656,000	674,276
Series MTN, 4.80%, 7/8/2044	651,000	758,402
HSBC Bank USA NA Series BKNT, 5.88%, 11/1/2034	753,000	927,643
HSBC Holdings PLC:
6.10%, 1/14/2042	370,000	467,051
6.50%, 5/2/2036	617,000	740,702
6.50%, 9/15/2037	1,002,000	1,207,791
6.80%, 6/1/2038	417,000	516,838
HSBC USA, Inc. 7.20%, 7/15/2097	52,000	75,418
JPMorgan Chase & Co.:
4.85%, 2/1/2044	36,000	46,691
4.95%, 6/1/2045	344,000	429,257
5.40%, 1/6/2042	250,000	338,705
5.50%, 10/15/2040	317,000	422,206
5.60%, 7/15/2041	404,000	549,323
Security Description	Principal Amount	Value
5.63%, 8/16/2043	$566,000	$749,010
6.40%, 5/15/2038	767,000	1,092,055
8.75%, 9/1/2030	30,000	46,244
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	585,000	672,253
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	606,000	676,072
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	802,000	926,502
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	450,000	499,945
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	301,000	348,678
Lloyds Banking Group PLC:
4.34%, 1/9/2048	372,000	380,147
5.30%, 12/1/2045	90,000	84,596
Mitsubishi UFJ Financial Group, Inc.:
3.75%, 7/18/2039	413,000	394,419
4.15%, 3/7/2039	698,000	717,328
4.29%, 7/26/2038	137,000	145,968
Mizuho Financial Group, Inc. 3 Month USD LIBOR + 1.07%, 2.59%, 5/25/2031 (c)	102,000	96,048
Morgan Stanley:
4.30%, 1/27/2045	116,000	137,262
4.38%, 1/22/2047	733,000	891,951
6.38%, 7/24/2042	1,656,000	2,375,168
7.25%, 4/1/2032	272,000	380,038
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	180,000	203,580
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	650,000	692,828
Regions Financial Corp. 7.38%, 12/10/2037	219,000	273,724
Wachovia Corp. 5.50%, 8/1/2035	317,000	385,960
Wells Fargo & Co.:
3.90%, 5/1/2045	400,000	446,520
5.38%, 11/2/2043	424,000	499,654
5.61%, 1/15/2044	838,000	1,002,256
Series GMTN, 4.90%, 11/17/2045	526,000	598,430
Series MTN, 4.40%, 6/14/2046	559,000	601,003
Series MTN, 4.65%, 11/4/2044	482,000	530,210
Series MTN, 4.75%, 12/7/2046	282,000	316,263
Series MTN, 3 Month USD LIBOR + 4.24%, 5.01%, 4/4/2051 (c)	1,125,000	1,442,239
Wells Fargo Bank NA:
5.95%, 8/26/2036	500,000	654,790
Series BKNT, 5.85%, 2/1/2037	222,000	295,038
Series BKNT, 6.60%, 1/15/2038	730,000	1,003,801
Westpac Banking Corp. 4.42%, 7/24/2039 (b)	345,000	343,410
		47,059,229

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
BEVERAGES — 3.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 2/1/2036	$850,000	$887,434
4.90%, 2/1/2046	925,000	1,007,445
Anheuser-Busch InBev Finance, Inc.:
4.00%, 1/17/2043	33,000	32,310
4.63%, 2/1/2044	613,000	650,086
4.70%, 2/1/2036	168,000	174,589
4.90%, 2/1/2046	522,000	537,545
Anheuser-Busch InBev Worldwide, Inc.:
4.38%, 4/15/2038	761,000	783,632
4.44%, 10/6/2048	233,000	240,067
4.60%, 4/15/2048	982,000	1,037,503
4.75%, 4/15/2058	992,000	1,013,407
4.90%, 1/23/2031	660,000	732,633
4.95%, 1/15/2042	929,000	1,024,390
5.45%, 1/23/2039	410,000	471,373
5.55%, 1/23/2049	1,411,000	1,656,204
5.80%, 1/23/2059	372,000	457,880
5.88%, 6/15/2035	80,000	94,814
8.00%, 11/15/2039	91,000	129,741
8.20%, 1/15/2039	281,000	406,961
Brown-Forman Corp. 4.00%, 4/15/2038	125,000	129,059
Coca-Cola Femsa SAB de CV 5.25%, 11/26/2043	158,000	183,320
Constellation Brands, Inc.:
4.50%, 5/9/2047	296,000	276,316
5.25%, 11/15/2048	97,000	99,978
Diageo Capital PLC 3.88%, 4/29/2043	133,000	137,027
Diageo Investment Corp.:
4.25%, 5/11/2042	92,000	99,342
7.45%, 4/15/2035	171,000	251,214
Fomento Economico Mexicano SAB de CV:
3.50%, 1/16/2050	149,000	139,319
4.38%, 5/10/2043	235,000	250,432
Keurig Dr Pepper, Inc.:
4.42%, 12/15/2046	79,000	79,891
4.50%, 11/15/2045	12,000	12,712
4.99%, 5/25/2038	184,000	206,978
5.09%, 5/25/2048 (b)	334,000	415,610
Molson Coors Brewing Co.:
4.20%, 7/15/2046	234,000	211,232
5.00%, 5/1/2042	240,000	232,987
PepsiCo, Inc.:
2.88%, 10/15/2049	590,000	609,700
3.38%, 7/29/2049	370,000	415,458
3.45%, 10/6/2046	668,000	752,302
3.50%, 3/19/2040	182,000	205,665
3.63%, 3/19/2050	264,000	317,412
Security Description	Principal Amount	Value
3.88%, 3/19/2060	$60,000	$75,822
4.00%, 3/5/2042	571,000	685,731
4.25%, 10/22/2044	257,000	307,822
4.45%, 4/14/2046	201,000	262,848
4.60%, 7/17/2045	179,000	223,970
4.88%, 11/1/2040	32,000	41,381
		17,961,542
BIOTECHNOLOGY — 1.6%
Amgen, Inc.:
3.15%, 2/21/2040	116,000	115,883
3.38%, 2/21/2050	580,000	602,371
4.40%, 5/1/2045	579,000	684,899
4.56%, 6/15/2048	95,000	116,244
4.66%, 6/15/2051	855,000	1,072,845
4.95%, 10/1/2041	262,000	306,071
5.15%, 11/15/2041	271,000	335,614
5.65%, 6/15/2042	268,000	350,386
6.40%, 2/1/2039	527,000	731,803
Baxalta, Inc. 5.25%, 6/23/2045	96,000	117,580
Biogen, Inc. 5.20%, 9/15/2045	655,000	860,742
Gilead Sciences, Inc.:
4.00%, 9/1/2036	344,000	385,961
4.15%, 3/1/2047 (b)	275,000	335,409
4.50%, 2/1/2045	419,000	519,024
4.60%, 9/1/2035	145,000	182,977
4.75%, 3/1/2046	742,000	967,486
4.80%, 4/1/2044	446,000	570,693
5.65%, 12/1/2041	74,000	100,247
		8,356,235
BUILDING MATERIALS — 0.5%
Carrier Global Corp.:
3.38%, 4/5/2040 (d)	778,000	687,371
3.58%, 4/5/2050 (d)	684,000	593,329
Johnson Controls International PLC:
4.50%, 2/15/2047	263,000	280,837
4.63%, 7/2/2044	35,000	36,417
4.95%, 7/2/2064 (c) (e)	96,000	96,020
6.00%, 1/15/2036	61,000	72,533
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	212,000	210,448
Masco Corp. 4.50%, 5/15/2047	137,000	119,949
Owens Corning:
4.30%, 7/15/2047	188,000	159,704
4.40%, 1/30/2048	96,000	82,911
7.00%, 12/1/2036	26,000	36,267
Vulcan Materials Co. 4.50%, 6/15/2047	131,000	131,169
		2,506,955

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CHEMICALS — 1.6%
Albemarle Corp. 5.45%, 12/1/2044	$61,000	$59,257
Dow Chemical Co 5.55%, 11/30/2048	202,000	229,272
Dow Chemical Co.:
4.25%, 10/1/2034	226,000	216,490
4.38%, 11/15/2042	91,000	90,619
4.63%, 10/1/2044	199,000	193,321
4.80%, 5/15/2049	160,000	164,944
5.25%, 11/15/2041	69,000	73,019
7.38%, 11/1/2029	111,000	139,841
9.40%, 5/15/2039	235,000	353,120
DowDuPont, Inc.:
5.32%, 11/15/2038	624,000	699,691
5.42%, 11/15/2048	453,000	523,419
Eastman Chemical Co. 4.65%, 10/15/2044	415,000	447,075
Ecolab, Inc.:
3.95%, 12/1/2047	62,000	63,849
5.50%, 12/8/2041	73,000	86,288
FMC Corp. 4.50%, 10/1/2049	92,000	95,925
International Flavors & Fragrances, Inc.:
4.38%, 6/1/2047	212,000	206,755
5.00%, 9/26/2048	90,000	93,348
Lubrizol Corp. 6.50%, 10/1/2034	102,000	159,492
LYB International Finance B.V. 5.25%, 7/15/2043	360,000	390,334
LYB International Finance III LLC 4.20%, 10/15/2049 (b)	265,000	254,363
LyondellBasell Industries NV 4.63%, 2/26/2055	127,000	126,474
Methanex Corp. 5.65%, 12/1/2044	108,000	64,745
Mosaic Co.:
4.88%, 11/15/2041	369,000	299,344
5.45%, 11/15/2033	97,000	91,228
5.63%, 11/15/2043	103,000	92,147
Nutrien, Ltd.:
4.90%, 6/1/2043	260,000	291,606
5.00%, 4/1/2049	252,000	299,487
5.25%, 1/15/2045	78,000	89,869
5.63%, 12/1/2040	85,000	96,432
5.88%, 12/1/2036	82,000	96,092
6.13%, 1/15/2041	91,000	112,248
7.13%, 5/23/2036	15,000	18,994
Praxair, Inc. 3.55%, 11/7/2042	104,000	100,870
RPM International, Inc. 5.25%, 6/1/2045	104,000	105,733
Sherwin-Williams Co.:
2.30%, 5/15/2030	178,000	167,870
3.30%, 5/15/2050	300,000	283,704
Security Description	Principal Amount	Value
3.80%, 8/15/2049	$80,000	$79,248
4.00%, 12/15/2042	162,000	163,662
4.50%, 6/1/2047	120,000	131,234
4.55%, 8/1/2045	194,000	211,136
Westlake Chemical Corp.:
4.38%, 11/15/2047	309,000	245,859
5.00%, 8/15/2046	192,000	169,874
		7,878,278
COMMERCIAL SERVICES — 1.2%
American University Series 2019, 3.67%, 4/1/2049	45,000	48,591
California Institute of Technology:
3.65%, 9/1/2119	65,000	66,613
4.32%, 8/1/2045	60,000	73,655
4.70%, 11/1/2111	188,000	241,879
Cleveland Clinic Foundation 4.86%, 1/1/2114	87,000	99,027
George Washington University:
4.87%, 9/15/2045	88,000	103,085
Series 2014, 4.30%, 9/15/2044	182,000	194,116
Series 2018, 4.13%, 9/15/2048	118,000	128,498
Georgetown University:
Series 20A, 2.94%, 4/1/2050	75,000	64,528
Series A, 5.22%, 10/1/2118	94,000	142,110
Series B, 4.32%, 4/1/2049	92,000	99,104
Global Payments, Inc. 4.15%, 8/15/2049	97,000	92,666
Johns Hopkins University:
Series 2013, 4.08%, 7/1/2053	61,000	69,251
Series A, 2.81%, 1/1/2060	75,000	68,392
Leland Stanford Junior University 3.65%, 5/1/2048	199,000	222,384
Massachusetts Institute of Technology:
3.89%, 7/1/2116	91,000	104,502
4.68%, 7/1/2114	91,000	123,571
5.60%, 7/1/2111	265,000	396,973
Series F, 2.99%, 7/1/2050	92,000	95,952
Moody's Corp. 5.25%, 7/15/2044	82,000	95,245
Northwestern University Series 2017, 3.66%, 12/1/2057	249,000	262,693
President & Fellows of Harvard College 4.88%, 10/15/2040	159,000	202,347
President and Fellows of Harvard College:
3.15%, 7/15/2046	158,000	167,436
3.30%, 7/15/2056	116,000	124,971
Princeton University 5.70%, 3/1/2039	40,000	54,857
S&P Global, Inc.:
3.25%, 12/1/2049	116,000	116,514
4.50%, 5/15/2048	304,000	386,828

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
TJX Cos., Inc. 4.50%, 4/15/2050	$125,000	$134,934
Trustees of Boston College 3.13%, 7/1/2052	102,000	121,429
Trustees of Boston University Series CC, 4.06%, 10/1/2048	107,000	144,838
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	86,000	83,288
University of Chicago:
4.00%, 10/1/2053	92,000	114,922
Series 20B, 2.76%, 4/1/2045	50,000	47,479
University of Notre Dame du Lac:
Series 2015, 3.44%, 2/15/2045	59,000	66,202
Series 2017, 3.39%, 2/15/2048	138,000	151,055
University of Pennsylvania 4.67%, 9/1/2112	33,000	48,464
University of Southern California:
2.81%, 10/1/2050	82,000	80,998
3.03%, 10/1/2039	543,000	559,160
5.25%, 10/1/2111	7,000	10,913
Series 2017, 3.84%, 10/1/2047	82,000	92,720
Series A, 3.23%, 10/1/2120	122,000	109,086
Verisk Analytics, Inc. 5.50%, 6/15/2045	83,000	109,484
William Marsh Rice University:
3.57%, 5/15/2045	174,000	182,484
3.77%, 5/15/2055	86,000	94,623
		5,997,867
COMPUTERS — 2.1%
Apple, Inc.:
2.95%, 9/11/2049	231,000	244,114
3.45%, 2/9/2045	479,000	538,755
3.75%, 9/12/2047	452,000	531,706
3.75%, 11/13/2047	375,000	447,007
3.85%, 5/4/2043	624,000	740,339
3.85%, 8/4/2046	655,000	794,895
4.25%, 2/9/2047	315,000	408,564
4.38%, 5/13/2045	522,000	669,888
4.45%, 5/6/2044	695,000	890,295
4.50%, 2/23/2036	279,000	345,751
4.65%, 2/23/2046	603,000	796,816
Dell International LLC/EMC Corp.:
8.10%, 7/15/2036 (d)	332,000	379,522
8.35%, 7/15/2046 (d)	300,000	351,306
Hewlett Packard Enterprise Co.:
6.20%, 10/15/2035	272,000	310,314
6.35%, 10/15/2045	311,000	371,866
HP, Inc. 6.00%, 9/15/2041	215,000	236,709
International Business Machines Corp.:
4.00%, 6/20/2042	208,000	235,747
4.15%, 5/15/2039	454,000	513,370
4.25%, 5/15/2049	1,086,000	1,274,616
Security Description	Principal Amount	Value
4.70%, 2/19/2046	$125,000	$153,079
5.60%, 11/30/2039 (b)	69,000	91,373
5.88%, 11/29/2032	96,000	127,821
6.50%, 1/15/2028	30,000	38,428
7.13%, 12/1/2096	157,000	274,279
Seagate HDD Cayman 5.75%, 12/1/2034	91,000	83,815
		10,850,375
COSMETICS/PERSONAL CARE — 0.4%
Colgate-Palmolive Co.:
Series MTN, 3.70%, 8/1/2047 (b)	87,000	99,971
Series MTN, 4.00%, 8/15/2045	80,000	95,904
Estee Lauder Cos., Inc.:
3.13%, 12/1/2049	262,000	253,598
4.15%, 3/15/2047	30,000	33,445
4.38%, 6/15/2045	70,000	79,214
6.00%, 5/15/2037	178,000	234,038
Procter & Gamble Co.:
3.50%, 10/25/2047	221,000	257,821
5.50%, 2/1/2034	367,000	487,225
5.55%, 3/5/2037	107,000	147,594
5.80%, 8/15/2034	121,000	164,305
Unilever Capital Corp. 5.90%, 11/15/2032	191,000	257,305
		2,110,420
DISTRIBUTION & WHOLESALE — 0.1%
WW Grainger, Inc.:
3.75%, 5/15/2046	165,000	160,674
4.20%, 5/15/2047	187,000	202,515
4.60%, 6/15/2045	104,000	118,895
		482,084
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Ally Financial, Inc. 8.00%, 11/1/2031	268,000	310,368
American Express Co. 4.05%, 12/3/2042	319,000	378,739
BAT Capital Corp. 5.28%, 4/2/2050	150,000	150,045
BlackRock, Inc. 2.40%, 4/30/2030	117,000	116,457
Brookfield Finance LLC 3.45%, 4/15/2050	334,000	266,459
Brookfield Finance, Inc. 4.70%, 9/20/2047	197,000	189,252
CME Group, Inc.:
4.15%, 6/15/2048 (b)	81,000	102,853
5.30%, 9/15/2043	160,000	227,262
Credit Suisse USA, Inc. 7.13%, 7/15/2032	460,000	652,828

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
GE Capital International Funding Co. 4.42%, 11/15/2035	$2,421,000	$2,583,933
Intercontinental Exchange, Inc. 4.25%, 9/21/2048	394,000	444,791
Jefferies Group LLC 6.50%, 1/20/2043	95,000	85,730
Legg Mason, Inc. 5.63%, 1/15/2044	225,000	237,242
Mastercard, Inc.:
3.65%, 6/1/2049	313,000	355,042
3.85%, 3/26/2050	100,000	123,014
3.95%, 2/26/2048	239,000	287,010
Raymond James Financial, Inc. 4.95%, 7/15/2046	268,000	308,291
Visa, Inc.:
3.65%, 9/15/2047	129,000	149,395
4.15%, 12/14/2035	476,000	595,214
4.30%, 12/14/2045	671,000	839,354
VISA, Inc. 2.70%, 4/15/2040	105,000	104,227
Western Union Co. 6.20%, 11/17/2036	91,000	89,363
		8,596,869
ELECTRIC — 10.9%
AEP Texas, Inc.:
Series G, 4.15%, 5/1/2049	70,000	72,787
Series H, 3.45%, 1/15/2050	92,000	83,066
Aep Transmission Co. LLC 3.65%, 4/1/2050	100,000	103,124
AEP Transmission Co. LLC:
3.15%, 9/15/2049	101,000	94,131
3.75%, 12/1/2047	94,000	95,675
3.80%, 6/15/2049	70,000	71,709
4.00%, 12/1/2046	92,000	95,688
4.25%, 9/15/2048	138,000	156,010
Alabama Power Co.:
3.45%, 10/1/2049	225,000	229,151
3.75%, 3/1/2045	212,000	225,271
3.85%, 12/1/2042	243,000	210,625
4.30%, 1/2/2046	70,000	82,088
6.13%, 5/15/2038	94,000	125,407
Series A, 4.30%, 7/15/2048	167,000	189,413
Series B, 3.70%, 12/1/2047	87,000	91,652
Ameren Illinois Co.:
3.25%, 3/15/2050	200,000	201,694
3.70%, 12/1/2047	30,000	30,258
4.15%, 3/15/2046	93,000	102,772
American Electric Power Co., Inc. 3.25%, 3/1/2050	93,000	82,941
Appalachian Power Co.:
4.40%, 5/15/2044	97,000	103,183
4.45%, 6/1/2045	162,000	174,505
7.00%, 4/1/2038	83,000	109,905
Series Y, 4.50%, 3/1/2049	100,000	108,982
Security Description	Principal Amount	Value
Arizona Public Service Co.:
3.50%, 12/1/2049	$207,000	$208,642
4.20%, 8/15/2048	86,000	93,606
4.25%, 3/1/2049	90,000	99,053
4.35%, 11/15/2045	89,000	99,673
4.50%, 4/1/2042	99,000	114,128
5.05%, 9/1/2041	86,000	102,552
Avista Corp. 4.35%, 6/1/2048	91,000	102,447
Baltimore Gas & Electric Co.:
3.20%, 9/15/2049	97,000	85,719
3.50%, 8/15/2046	200,000	200,796
4.25%, 9/15/2048	80,000	91,914
6.35%, 10/1/2036	132,000	174,969
Berkshire Hathaway Energy Co.:
4.25%, 10/15/2050 (d)	220,000	251,636
4.45%, 1/15/2049	108,000	127,708
4.50%, 2/1/2045	100,000	113,197
5.15%, 11/15/2043	451,000	550,049
6.13%, 4/1/2036	107,000	141,514
Black Hills Corp.:
3.88%, 10/15/2049	132,000	112,873
4.20%, 9/15/2046	81,000	84,048
4.35%, 5/1/2033	60,000	74,552
CenterPoint Energy Houston Electric LLC:
3.55%, 8/1/2042	82,000	84,771
Series AC, 4.25%, 2/1/2049	124,000	143,695
Series K2, 6.95%, 3/15/2033	117,000	177,757
CenterPoint Energy, Inc.:
2.95%, 3/1/2030	132,000	124,861
3.70%, 9/1/2049	206,000	183,140
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	101,000	76,349
Cleveland Electric Illuminating Co. 5.95%, 12/15/2036	80,000	96,014
CMS Energy Corp. 4.88%, 3/1/2044	80,000	90,270
Commonwealth Edison Co.:
2.20%, 3/1/2030	578,000	554,308
3.00%, 3/1/2050	228,000	208,401
3.70%, 3/1/2045	162,000	170,003
3.80%, 10/1/2042	81,000	86,835
4.00%, 3/1/2048	109,000	122,605
4.00%, 3/1/2049	182,000	202,499
4.35%, 11/15/2045	259,000	297,459
4.60%, 8/15/2043	69,000	80,075
4.70%, 1/15/2044	107,000	127,425
6.45%, 1/15/2038	96,000	126,285
Series 123, 3.75%, 8/15/2047	181,000	193,152
Series 127, 3.20%, 11/15/2049	70,000	69,217
Connecticut Light & Power Co. 4.30%, 4/15/2044	237,000	271,078
Consolidated Edison Co. of New York, Inc.:
3.70%, 11/15/2059	80,000	76,870

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.95%, 3/1/2043	$102,000	$92,262
4.45%, 3/15/2044	216,000	238,715
4.50%, 12/1/2045	210,000	234,898
4.63%, 12/1/2054	130,000	147,524
5.70%, 6/15/2040	144,000	180,534
Series 05-A, 5.30%, 3/1/2035	57,000	71,963
Series 06-A, 5.85%, 3/15/2036	301,000	364,084
Series 06-B, 6.20%, 6/15/2036	82,000	103,765
Series 07-A, 6.30%, 8/15/2037	15,000	20,020
Series 09-C, 5.50%, 12/1/2039	175,000	217,765
Series 12-A, 4.20%, 3/15/2042	237,000	256,183
Series 2017, 3.88%, 6/15/2047	170,000	172,436
Series 20B, 3.95%, 4/1/2050	145,000	154,239
Series A, 4.13%, 5/15/2049	207,000	224,676
Series C, 4.00%, 11/15/2057	415,000	409,173
Series C, 4.30%, 12/1/2056	255,000	268,163
Series E, 4.65%, 12/1/2048	202,000	228,626
Consumers Energy Co.:
3.10%, 8/15/2050 (b)	82,000	82,578
3.25%, 8/15/2046	119,000	122,789
3.75%, 2/15/2050	167,000	184,463
3.95%, 5/15/2043	51,000	57,446
3.95%, 7/15/2047	105,000	120,858
4.05%, 5/15/2048	265,000	302,028
4.35%, 4/15/2049	107,000	125,711
Dayton Power & Light Co. 3.95%, 6/15/2049 (d)	105,000	109,356
Delmarva Power & Light Co. 4.15%, 5/15/2045	94,000	100,651
Dominion Energy South Carolina, Inc. 6.05%, 1/15/2038	96,000	122,140
Dominion Energy, Inc.:
4.70%, 12/1/2044	155,000	161,245
7.00%, 6/15/2038	82,000	100,496
Series A, 4.60%, 3/15/2049	60,000	60,979
Series C, 4.05%, 9/15/2042	285,000	282,136
Series C, 4.90%, 8/1/2041	196,000	208,795
Series E, 6.30%, 3/15/2033	126,000	157,380
Series F, 5.25%, 8/1/2033	131,000	139,687
DTE Electric Co.:
2.25%, 3/1/2030	192,000	185,555
2.63%, 3/1/2031	95,000	94,840
2.95%, 3/1/2050	298,000	284,715
3.70%, 3/15/2045	123,000	136,054
3.70%, 6/1/2046	93,000	100,816
3.95%, 3/1/2049	119,000	130,535
Series A, 4.00%, 4/1/2043	25,000	27,396
Series A, 4.05%, 5/15/2048	128,000	136,530
DTE Energy Co.:
2.95%, 3/1/2030	80,000	74,570
6.38%, 4/15/2033	107,000	134,346
Duke Energy Carolinas LLC:
3.20%, 8/15/2049	94,000	96,755
3.70%, 12/1/2047	147,000	158,478
Security Description	Principal Amount	Value
3.75%, 6/1/2045	$10,000	$10,718
3.88%, 3/15/2046	188,000	207,131
3.95%, 3/15/2048	100,000	113,141
4.00%, 9/30/2042	32,000	36,064
5.30%, 2/15/2040	314,000	385,780
6.05%, 4/15/2038	80,000	103,280
6.10%, 6/1/2037	117,000	155,195
6.45%, 10/15/2032	197,000	259,433
Duke Energy Corp.:
3.75%, 9/1/2046	293,000	293,067
3.95%, 8/15/2047	67,000	67,565
4.20%, 6/15/2049	71,000	74,837
4.80%, 12/15/2045	320,000	361,798
Duke Energy Florida LLC:
3.40%, 10/1/2046	188,000	184,943
3.85%, 11/15/2042 (b)	318,000	340,098
4.20%, 7/15/2048	423,000	488,628
5.65%, 4/1/2040	66,000	85,910
6.35%, 9/15/2037	208,000	282,044
6.40%, 6/15/2038	135,000	195,656
Duke Energy Indiana LLC:
2.75%, 4/1/2050	107,000	101,543
3.75%, 5/15/2046	182,000	195,817
6.12%, 10/15/2035	93,000	124,435
6.35%, 8/15/2038	96,000	127,642
6.45%, 4/1/2039	270,000	347,244
Series WWW, 4.90%, 7/15/2043	137,000	163,989
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	218,000	253,344
Duke Energy Progress LLC:
3.60%, 9/15/2047	7,000	7,135
3.70%, 10/15/2046	127,000	136,351
4.10%, 5/15/2042	85,000	95,759
4.10%, 3/15/2043	181,000	185,829
4.15%, 12/1/2044	187,000	204,357
4.20%, 8/15/2045	349,000	386,751
4.38%, 3/30/2044	85,000	85,782
El Paso Electric Co.:
5.00%, 12/1/2044	37,000	49,462
6.00%, 5/15/2035	131,000	175,653
Emera US Finance L.P. 4.75%, 6/15/2046	361,000	336,831
Entergy Arkansas LLC 4.20%, 4/1/2049	464,000	533,182
Entergy Louisiana LLC:
2.90%, 3/15/2051	82,000	78,256
3.05%, 6/1/2031	50,000	50,233
4.00%, 3/15/2033	156,000	172,882
4.20%, 9/1/2048	85,000	96,720
Entergy Mississippi LLC 3.85%, 6/1/2049	157,000	165,254
Entergy Texas, Inc. 3.55%, 9/30/2049	69,000	70,100
Eversource Energy 3.45%, 1/15/2050	198,000	181,788
Exelon Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 4/15/2046	$280,000	$278,258
5.10%, 6/15/2045	94,000	102,061
5.63%, 6/15/2035	110,000	126,564
Exelon Generation Co. LLC:
5.60%, 6/15/2042	158,000	143,194
6.25%, 10/1/2039	368,000	369,483
FirstEnergy Corp.:
2.65%, 3/1/2030	166,000	155,062
Series C, 3.40%, 3/1/2050	344,000	335,273
Series C, 4.85%, 7/15/2047	317,000	351,084
Florida Power & Light Co.:
3.15%, 10/1/2049	111,000	115,196
3.70%, 12/1/2047	87,000	96,018
3.80%, 12/15/2042	157,000	171,047
3.95%, 3/1/2048	318,000	376,461
3.99%, 3/1/2049	132,000	152,531
4.05%, 6/1/2042	97,000	109,973
4.05%, 10/1/2044	143,000	161,611
4.13%, 2/1/2042	144,000	163,490
4.13%, 6/1/2048	111,000	130,705
4.95%, 6/1/2035	274,000	333,195
5.63%, 4/1/2034	117,000	148,460
5.65%, 2/1/2037	192,000	244,671
5.69%, 3/1/2040	126,000	170,782
Georgia Power Co.:
4.30%, 3/15/2042	290,000	316,039
4.30%, 3/15/2043	75,000	79,322
Series 10-C, 4.75%, 9/1/2040	430,000	421,430
Series B, 3.70%, 1/30/2050 (b)	50,000	52,440
Iberdrola International B.V. 6.75%, 7/15/2036	26,000	36,745
Indiana Michigan Power Co.:
4.25%, 8/15/2048 (b)	75,000	80,420
6.05%, 3/15/2037	93,000	118,372
Series K, 4.55%, 3/15/2046	98,000	109,840
Series L, 3.75%, 7/1/2047	86,000	84,012
Interstate Power & Light Co.:
3.50%, 9/30/2049	97,000	88,106
6.25%, 7/15/2039	77,000	102,262
ITC Holdings Corp. 5.30%, 7/1/2043	103,000	104,238
Jersey Central Power & Light Co. 6.15%, 6/1/2037	71,000	100,495
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	84,500	100,087
Kansas City Power & Light Co.:
4.20%, 6/15/2047	88,000	98,960
Series B, 6.05%, 11/15/2035	30,000	41,656
Kentucky Utilities Co.:
4.38%, 10/1/2045	124,000	127,544
5.13%, 11/1/2040	258,000	306,700
Louisville Gas & Electric Co. 4.25%, 4/1/2049	138,000	159,160
MidAmerican Energy Co.:
3.15%, 4/15/2050	284,000	292,406
Security Description	Principal Amount	Value
3.95%, 8/1/2047	$356,000	$392,462
4.25%, 7/15/2049	80,000	94,753
4.40%, 10/15/2044	230,000	262,757
4.80%, 9/15/2043	315,000	373,880
6.75%, 12/30/2031	129,000	182,126
Series MTN, 5.75%, 11/1/2035	66,000	83,959
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	93,000	88,628
National Grid USA 5.80%, 4/1/2035	92,000	88,978
National Rural Utilities Cooperative Finance Corp.:
4.02%, 11/1/2032	112,000	114,858
4.30%, 3/15/2049	172,000	181,004
4.40%, 11/1/2048	57,000	63,354
Series C, 8.00%, 3/1/2032	51,000	74,580
Nevada Power Co.:
Series DD, 2.40%, 5/1/2030	82,000	73,870
Series EE, 3.13%, 8/1/2050	65,000	59,499
Series N, 6.65%, 4/1/2036	181,000	212,677
Series R, 6.75%, 7/1/2037	266,000	352,423
Northern States Power Co.:
2.90%, 3/1/2050	171,000	165,160
3.40%, 8/15/2042	97,000	98,974
3.60%, 5/15/2046	83,000	87,758
3.60%, 9/15/2047	20,000	22,397
4.00%, 8/15/2045	106,000	119,362
4.13%, 5/15/2044	96,000	108,494
5.35%, 11/1/2039	95,000	126,920
6.20%, 7/1/2037	80,000	110,658
6.25%, 6/1/2036	69,000	106,133
NorthWestern Corp. 4.18%, 11/15/2044	128,000	131,025
NSTAR Electric Co. 5.50%, 3/15/2040	83,000	100,242
Oglethorpe Power Corp.:
5.05%, 10/1/2048	110,000	106,435
5.25%, 9/1/2050	5,000	5,580
5.38%, 11/1/2040	96,000	114,833
5.95%, 11/1/2039	142,000	170,977
Ohio Power Co.:
4.00%, 6/1/2049	147,000	150,900
4.15%, 4/1/2048	231,000	252,199
Oklahoma Gas & Electric Co. 4.15%, 4/1/2047	141,000	159,791
Oncor Electric Delivery Co. LLC:
3.10%, 9/15/2049	176,000	174,972
3.75%, 4/1/2045	198,000	213,729
3.80%, 9/30/2047	405,000	424,274
3.80%, 6/1/2049	103,000	109,228
4.55%, 12/1/2041	36,000	42,249
5.30%, 6/1/2042	78,000	101,404
7.00%, 5/1/2032	85,000	120,760
7.25%, 1/15/2033	92,000	134,012
7.50%, 9/1/2038	117,000	172,023
PacifiCorp:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.10%, 2/1/2042	$217,000	$232,184
4.13%, 1/15/2049	101,000	113,228
4.15%, 2/15/2050	334,000	372,637
5.25%, 6/15/2035	50,000	60,834
5.75%, 4/1/2037	25,000	32,464
6.00%, 1/15/2039	231,000	316,264
6.10%, 8/1/2036	68,000	85,337
6.25%, 10/15/2037	134,000	171,682
6.35%, 7/15/2038	20,000	26,329
PECO Energy Co.:
3.00%, 9/15/2049	75,000	75,557
3.90%, 3/1/2048	80,000	89,895
4.15%, 10/1/2044	127,000	143,073
5.95%, 10/1/2036	22,000	29,675
Potomac Electric Power Co.:
4.15%, 3/15/2043	162,000	177,865
6.50%, 11/15/2037	69,000	92,527
PPL Capital Funding, Inc.:
4.00%, 9/15/2047	11,000	9,535
4.70%, 6/1/2043	76,000	76,230
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	95,000	93,983
3.95%, 6/1/2047	210,000	219,112
4.13%, 6/15/2044	167,000	180,193
4.15%, 10/1/2045	20,000	21,650
4.15%, 6/15/2048	82,000	96,922
4.75%, 7/15/2043	88,000	105,302
6.25%, 5/15/2039	70,000	96,510
Progress Energy, Inc.:
6.00%, 12/1/2039	138,000	173,487
7.75%, 3/1/2031	94,000	126,746
PSEG Power LLC 8.63%, 4/15/2031	25,000	31,920
Public Service Co. of Colorado:
3.80%, 6/15/2047	281,000	270,440
4.05%, 9/15/2049	202,000	225,329
4.10%, 6/15/2048	65,000	74,881
4.30%, 3/15/2044	95,000	108,298
Series 17, 6.25%, 9/1/2037	76,000	103,078
Series 34, 3.20%, 3/1/2050	157,000	169,976
Public Service Co. of New Hampshire 3.60%, 7/1/2049	293,000	297,143
Public Service Electric & Gas Co.:
Series MTN, 3.20%, 8/1/2049	188,000	191,382
Series MTN, 3.60%, 12/1/2047	5,000	5,061
Series MTN, 3.65%, 9/1/2042	232,000	241,002
Series MTN, 3.80%, 1/1/2043 (b)	95,000	102,577
Series MTN, 3.80%, 3/1/2046	145,000	155,536
Series MTN, 3.85%, 5/1/2049	117,000	128,556
Series MTN, 3.95%, 5/1/2042	178,000	193,379
Series MTN, 4.15%, 11/1/2045	98,000	112,996
Series MTN, 5.50%, 3/1/2040	93,000	124,311
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	159,000	166,037
Security Description	Principal Amount	Value
4.30%, 5/20/2045	$323,000	$371,883
5.64%, 4/15/2041	42,000	53,224
5.76%, 10/1/2039	82,000	110,643
5.80%, 3/15/2040	94,000	127,722
6.27%, 3/15/2037	97,000	133,389
San Diego Gas & 1st Mortgage 3.32%, 4/15/2050	30,000	29,960
San Diego Gas & Electric Co.:
4.15%, 5/15/2048	126,000	138,852
4.50%, 8/15/2040	100,000	106,320
6.00%, 6/1/2039	47,000	63,858
Series RRR, 3.75%, 6/1/2047	87,000	92,965
Sempra Energy:
3.80%, 2/1/2038	137,000	130,360
6.00%, 10/15/2039	98,000	120,803
South Carolina Electric & Gas Co.:
4.60%, 6/15/2043	303,000	367,188
5.10%, 6/1/2065	141,000	176,680
5.45%, 2/1/2041	213,000	259,739
6.63%, 2/1/2032	95,000	122,382
Southaven Combined Cycle Generation LLC 3.85%, 8/15/2033	657	733
Southern California Edison Co.:
3.65%, 2/1/2050	188,000	184,133
4.00%, 4/1/2047	606,000	634,609
4.05%, 3/15/2042	126,000	133,101
4.50%, 9/1/2040	219,000	231,014
4.65%, 10/1/2043	148,000	162,581
5.63%, 2/1/2036	288,000	343,405
6.00%, 1/15/2034	83,000	101,516
6.05%, 3/15/2039	89,000	111,006
Series 04-G, 5.75%, 4/1/2035	64,000	81,125
Series 05-E, 5.35%, 7/15/2035	50,000	60,323
Series 06-E, 5.55%, 1/15/2037	90,000	104,488
Series 08-A, 5.95%, 2/1/2038	106,000	122,482
Series 13-A, 3.90%, 3/15/2043	110,000	110,260
Series C, 4.13%, 3/1/2048	426,000	449,366
Southern Co.:
4.25%, 7/1/2036	55,000	55,281
4.40%, 7/1/2046	615,000	639,766
Southern Power Co. Series F, 4.95%, 12/15/2046	73,000	70,781
Southwestern Electric Power Co.:
6.20%, 3/15/2040	118,000	147,635
Series J, 3.90%, 4/1/2045	81,000	74,660
Southwestern Public Service Co.:
3.40%, 8/15/2046	70,000	71,156
3.70%, 8/15/2047	193,000	199,253
3.75%, 6/15/2049	82,000	88,837
4.50%, 8/15/2041	21,000	22,461
Series 6, 4.40%, 11/15/2048	228,000	256,751
Tampa Electric Co.:
3.63%, 6/15/2050 (b)	35,000	35,608
4.10%, 6/15/2042	31,000	33,173

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.30%, 6/15/2048	$82,000	$88,822
4.35%, 5/15/2044	141,000	153,534
4.45%, 6/15/2049 (b)	95,000	99,779
Toledo Edison Co. 6.15%, 5/15/2037	95,000	137,721
Tucson Electric Power Co. 4.85%, 12/1/2048	91,000	101,536
Union Electric Co.:
3.25%, 10/1/2049 (b)	121,000	115,787
3.65%, 4/15/2045	145,000	152,860
3.90%, 9/15/2042	427,000	465,135
4.00%, 4/1/2048	81,000	88,837
8.45%, 3/15/2039	54,000	86,052
Virginia Electric & Power Co.:
3.30%, 12/1/2049 (b)	109,000	113,065
4.45%, 2/15/2044	470,000	536,157
8.88%, 11/15/2038	143,000	227,809
Series A, 6.00%, 5/15/2037	86,000	100,641
Series B, 4.20%, 5/15/2045	96,000	106,765
Series C, 4.00%, 11/15/2046	196,000	215,398
Westar Energy, Inc.:
3.25%, 9/1/2049	197,000	195,918
4.10%, 4/1/2043	138,000	153,468
4.13%, 3/1/2042	157,000	171,826
4.25%, 12/1/2045	92,000	104,818
Wisconsin Electric Power Co.:
4.30%, 10/15/2048	112,000	124,314
5.70%, 12/1/2036	85,000	111,169
Wisconsin Power & Light Co.:
3.65%, 4/1/2050	100,000	101,912
6.38%, 8/15/2037	79,000	106,622
Wisconsin Public Service Corp.:
3.30%, 9/1/2049	155,000	148,017
3.67%, 12/1/2042	61,000	65,505
4.75%, 11/1/2044	62,000	73,280
Xcel Energy, Inc.:
3.40%, 6/1/2030 (a)	150,000	153,095
3.50%, 12/1/2049	13,000	11,940
6.50%, 7/1/2036	82,000	106,757
		55,244,947
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (f)
Emerson Electric Co.:
5.25%, 11/15/2039	34,000	40,657
6.13%, 4/15/2039	62,000	80,952
		121,609
ELECTRONICS — 0.1%
Fortive Corp. 4.30%, 6/15/2046	65,000	64,634
Honeywell International, Inc.:
3.81%, 11/21/2047	95,000	102,923
5.70%, 3/15/2037	119,000	153,784
5.38%, 3/1/2041	101,000	129,492
Security Description	Principal Amount	Value
Tyco Electronics Group SA 7.13%, 10/1/2037	$71,000	$111,300
		562,133
ENVIRONMENTAL CONTROL — 0.3%
Republic Services, Inc.:
2.30%, 3/1/2030	271,000	255,914
3.05%, 3/1/2050	142,000	127,266
6.20%, 3/1/2040	100,000	131,257
Waste Connections, Inc. 3.05%, 4/1/2050	80,000	72,558
Waste Management, Inc.:
3.90%, 3/1/2035	120,000	133,176
4.00%, 7/15/2039	84,000	91,201
4.10%, 3/1/2045	131,000	144,815
4.15%, 7/15/2049	260,000	308,370
		1,264,557
FOOD — 1.0%
Campbell Soup Co. 4.80%, 3/15/2048	77,000	90,119
Conagra Brands, Inc.:
5.30%, 11/1/2038	130,000	141,655
5.40%, 11/1/2048	258,000	288,524
8.25%, 9/15/2030	89,000	119,742
General Mills, Inc.:
4.15%, 2/15/2043	91,000	92,317
4.55%, 4/17/2038	213,000	234,251
4.70%, 4/17/2048	91,000	103,574
5.40%, 6/15/2040	133,000	160,066
Hershey Co 3.13%, 11/15/2049	50,000	46,760
Hershey Co. 3.38%, 8/15/2046	194,000	185,029
JM Smucker Co.:
3.55%, 3/15/2050	82,000	76,035
4.25%, 3/15/2035	130,000	138,514
4.38%, 3/15/2045	153,000	151,877
Kellogg Co.:
4.50%, 4/1/2046	92,000	102,545
Series B, 7.45%, 4/1/2031	174,000	231,629
Koninklijke Ahold Delhaize NV 5.70%, 10/1/2040	95,000	113,745
Kroger Co 3.95%, 1/15/2050	101,000	104,433
Kroger Co.:
3.88%, 10/15/2046	314,000	307,277
4.45%, 2/1/2047	173,000	180,122
4.65%, 1/15/2048 (b)	96,000	105,982
5.00%, 4/15/2042	127,000	138,683
5.40%, 7/15/2040	92,000	108,051
5.40%, 1/15/2049	173,000	209,318
7.50%, 4/1/2031	75,000	99,167
McCormick & Co., Inc. 4.20%, 8/15/2047	138,000	142,917

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Mondelez International, Inc. 4.63%, 5/7/2048	$96,000	$108,645
Sysco Corp.:
3.30%, 2/15/2050	102,000	73,424
4.45%, 3/15/2048	155,000	147,506
4.50%, 4/1/2046	104,000	92,791
4.85%, 10/1/2045	119,000	113,671
6.60%, 4/1/2040 (a)	60,000	64,842
6.60%, 4/1/2050 (a)	90,000	96,712
Tyson Foods, Inc.:
4.55%, 6/2/2047	188,000	209,458
4.88%, 8/15/2034	172,000	194,324
5.10%, 9/28/2048	186,000	228,157
5.15%, 8/15/2044	193,000	226,601
		5,228,463
FOREST PRODUCTS & PAPER — 0.4%
Celulosa Arauco y Constitucion SA 5.50%, 11/2/2047 (b)	94,000	75,207
Georgia-Pacific LLC:
7.75%, 11/15/2029	135,000	193,464
8.88%, 5/15/2031	73,000	107,463
International Paper Co.:
4.35%, 8/15/2048	148,000	151,516
4.40%, 8/15/2047	444,000	443,156
4.80%, 6/15/2044	302,000	287,951
5.00%, 9/15/2035	55,000	63,571
5.15%, 5/15/2046	138,000	149,905
6.00%, 11/15/2041	307,000	344,783
7.30%, 11/15/2039	87,000	118,318
		1,935,334
GAS — 0.9%
Atmos Energy Corp.:
3.38%, 9/15/2049 (b)	103,000	102,845
4.13%, 10/15/2044	95,000	99,909
4.13%, 3/15/2049	242,000	270,280
4.15%, 1/15/2043	95,000	103,649
5.50%, 6/15/2041	127,000	161,221
CenterPoint Energy Resources Corp.:
4.10%, 9/1/2047	145,000	145,725
5.85%, 1/15/2041	12,000	14,666
6.63%, 11/1/2037	51,000	68,428
Dominion Energy Gas Holdings LLC:
4.60%, 12/15/2044	63,000	60,794
4.80%, 11/1/2043	160,000	157,174
Series C, 3.90%, 11/15/2049	158,000	138,579
NiSource, Inc.:
3.95%, 3/30/2048	193,000	197,283
4.38%, 5/15/2047	237,000	241,342
4.80%, 2/15/2044	184,000	181,821
5.25%, 2/15/2043	92,000	98,823
5.65%, 2/1/2045	129,000	146,305
Security Description	Principal Amount	Value
5.95%, 6/15/2041	$95,000	$120,425
ONE Gas, Inc.:
4.50%, 11/1/2048	163,000	190,011
4.66%, 2/1/2044	91,000	110,323
Piedmont Natural Gas Co., Inc. 3.64%, 11/1/2046	237,000	240,820
Southern California Gas Co.:
3.75%, 9/15/2042	156,000	158,780
5.13%, 11/15/2040	82,000	97,970
Series UU, 4.13%, 6/1/2048	226,000	247,988
Series VV, 4.30%, 1/15/2049	187,000	210,065
Series WW, 3.95%, 2/15/2050	75,000	86,788
Southern Co. Gas Capital Corp.:
4.40%, 6/1/2043	43,000	40,703
4.40%, 5/30/2047	92,000	95,517
5.88%, 3/15/2041	232,000	255,933
Southwest Gas Corp.:
3.80%, 9/29/2046	119,000	108,686
4.15%, 6/1/2049	55,000	53,883
Washington Gas Light Co. Series K, 3.80%, 9/15/2046	184,000	184,221
		4,390,957
HAND & MACHINE TOOLS — 0.1%
Snap-on, Inc. 4.10%, 3/1/2048	96,000	112,980
Stanley Black & Decker, Inc.:
2.30%, 3/15/2030 (b)	192,000	185,364
4.85%, 11/15/2048	213,000	262,523
5.20%, 9/1/2040	40,000	46,533
		607,400
HEALTH CARE PRODUCTS — 1.3%
Abbott Laboratories:
4.75%, 11/30/2036	435,000	558,631
4.75%, 4/15/2043	171,000	217,507
4.90%, 11/30/2046	1,087,000	1,486,918
5.30%, 5/27/2040	148,000	200,354
6.00%, 4/1/2039	94,000	130,108
6.15%, 11/30/2037 (b)	102,000	145,780
Baxter International, Inc. 3.50%, 8/15/2046	91,000	84,177
Boston Scientific Corp.:
4.55%, 3/1/2039	273,000	295,258
4.70%, 3/1/2049	166,000	186,866
7.00%, 11/15/2035	91,000	127,008
7.38%, 1/15/2040	91,000	146,327
Danaher Corp. 4.38%, 9/15/2045	67,000	69,933
DH Europe Finance II Sarl:
3.25%, 11/15/2039	280,000	268,766
3.40%, 11/15/2049	360,000	355,734
Koninklijke Philips NV 5.00%, 3/15/2042	112,000	134,332
Medtronic, Inc.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 3/15/2035	$472,000	$580,843
4.63%, 3/15/2045	469,000	625,186
Stryker Corp.:
4.10%, 4/1/2043	153,000	158,578
4.38%, 5/15/2044	183,000	197,521
4.63%, 3/15/2046	244,000	287,166
Thermo Fisher Scientific, Inc.:
4.10%, 8/15/2047	198,000	210,575
5.30%, 2/1/2044	91,000	112,274
Zimmer Biomet Holdings, Inc. 4.45%, 8/15/2045	111,000	105,344
		6,685,186
HEALTH CARE SERVICES — 4.0%
Adventist Health System 3.63%, 3/1/2049	60,000	60,638
Advocate Health & Hospitals Corp.:
3.39%, 10/15/2049	92,000	95,191
4.27%, 8/15/2048	79,000	96,396
Aetna, Inc.:
3.88%, 8/15/2047	177,000	179,990
4.13%, 11/15/2042	152,000	152,236
4.50%, 5/15/2042	91,000	95,382
4.75%, 3/15/2044	89,000	98,617
6.63%, 6/15/2036	407,000	523,903
6.75%, 12/15/2037	129,000	169,799
AHS Hospital Corp. 5.02%, 7/1/2045	93,000	118,369
Allina Health System Series 2019, 3.89%, 4/15/2049	64,000	74,227
Anthem, Inc.:
3.70%, 9/15/2049	437,000	432,630
4.38%, 12/1/2047	57,000	61,920
4.55%, 3/1/2048	153,000	171,169
4.63%, 5/15/2042	123,000	133,664
4.65%, 1/15/2043	157,000	171,750
4.65%, 8/15/2044	400,000	437,224
5.10%, 1/15/2044	173,000	204,415
5.85%, 1/15/2036	2,000	2,704
5.95%, 12/15/2034	94,000	128,298
6.38%, 6/15/2037	54,000	74,801
Ascension Health:
3.95%, 11/15/2046	253,000	292,637
4.85%, 11/15/2053	198,000	265,407
Series B, 3.11%, 11/15/2039	45,000	46,005
Baylor Scott & White Holdings:
3.97%, 11/15/2046	123,000	137,055
4.19%, 11/15/2045	133,000	146,087
Children's Hospital Corp. Series 2017, 4.12%, 1/1/2047	92,000	113,137
Children's Hospital Medical Center 4.27%, 5/15/2044	139,000	183,568
City of Hope:
Series 2013, 5.62%, 11/15/2043	82,000	122,191
Series 2018, 4.38%, 8/15/2048	92,000	115,914
Security Description	Principal Amount	Value
CommonSpirit Health:
3.82%, 10/1/2049	$91,000	$91,904
4.19%, 10/1/2049	242,000	225,566
4.35%, 11/1/2042	221,000	217,422
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	75,000	76,149
Dartmouth-Hitchcock Health Series B, 4.18%, 8/1/2048 (b)	82,000	87,519
Dignity Health 5.27%, 11/1/2064	122,000	128,367
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	42,000	47,890
Hackensack Meridian Health, Inc.:
4.21%, 7/1/2048	94,000	108,633
4.50%, 7/1/2057	129,000	158,509
Hartford HealthCare Corp. 3.45%, 7/1/2054	92,000	93,570
HCA, Inc.:
5.13%, 6/15/2039	310,000	323,752
5.25%, 6/15/2049	426,000	454,222
5.50%, 6/15/2047	307,000	333,024
Humana, Inc.:
4.63%, 12/1/2042	138,000	147,249
4.95%, 10/1/2044	368,000	414,489
Indiana University Health, Inc. Obligated Group 3.97%, 11/1/2048	101,000	122,418
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	268,000	310,972
Kaiser Foundation Hospitals:
4.15%, 5/1/2047	297,000	356,406
4.88%, 4/1/2042	231,000	269,963
Series 2019, 3.27%, 11/1/2049	371,000	371,130
Laboratory Corp. of America Holdings 4.70%, 2/1/2045	227,000	258,045
Mayo Clinic:
3.77%, 11/15/2043	137,000	148,535
Series 2013, 4.00%, 11/15/2047	51,000	57,041
McLaren Health Care Corp. Series A, 4.39%, 5/15/2048	142,000	161,252
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	40,000	43,285
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	149,000	171,572
Series 2015, 4.20%, 7/1/2055	129,000	146,834
Montefiore Obligated Group:
4.29%, 9/1/2050	92,000	79,264
Series 18-C, 5.25%, 11/1/2048	102,000	105,058
Mount Sinai Hospitals Group, Inc.:
Series 2017, 3.98%, 7/1/2048	222,000	236,315
Series 2019, 3.74%, 7/1/2049	101,000	102,913
New York and Presbyterian Hospital:
4.02%, 8/1/2045	21,000	23,255
4.06%, 8/1/2056	146,000	150,536

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series 2019, 3.95%, 8/1/2119	$117,000	$122,928
Northwell Healthcare, Inc.:
3.81%, 11/1/2049	85,000	83,382
3.98%, 11/1/2046 (b)	211,000	206,101
4.26%, 11/1/2047	152,000	164,484
NYU Langone Hospitals:
4.37%, 7/1/2047	91,000	100,222
4.78%, 7/1/2044	243,000	279,987
Series 2020, 3.38%, 7/1/2055	82,000	76,275
Orlando Health Obligated Group 4.09%, 10/1/2048	65,000	65,307
Partners Healthcare System, Inc.:
Series 2015, 4.12%, 7/1/2055	155,000	176,480
Series 2017, 3.77%, 7/1/2048	85,000	82,813
Series 2020, 3.19%, 7/1/2049 (b)	75,000	74,632
Series 2020, 3.34%, 7/1/2060	95,000	95,226
PeaceHealth Obligated Group Series 2018, 4.79%, 11/15/2048	82,000	96,836
Providence St. Joseph Health Obligated Group Series I, 3.74%, 10/1/2047	137,000	140,496
Quest Diagnostics, Inc. 2.95%, 6/30/2030	227,000	221,990
RWJ Barnabas Health, Inc.:
3.48%, 7/1/2049	82,000	79,852
3.95%, 7/1/2046	119,000	125,946
Spectrum Health System Obligated Group Series 19A, 3.49%, 7/15/2049	92,000	98,563
Stanford Health Care Series 2018, 3.80%, 11/15/2048	122,000	121,856
Sutter Health Series 2018, 4.09%, 8/15/2048	92,000	99,742
Texas Health Resources 4.33%, 11/15/2055	43,000	59,684
Toledo Hospital:
5.75%, 11/15/2038	94,000	110,619
6.02%, 11/15/2048 (b)	92,000	100,568
Trinity Health Corp. 4.13%, 12/1/2045	303,000	333,121
UnitedHealth Group, Inc.:
3.50%, 8/15/2039	356,000	383,579
3.70%, 8/15/2049	185,000	204,173
3.75%, 10/15/2047	310,000	340,733
3.88%, 8/15/2059	495,000	532,952
3.95%, 10/15/2042	70,000	76,529
4.20%, 1/15/2047	497,000	587,822
4.25%, 3/15/2043	26,000	29,509
4.25%, 4/15/2047	217,000	253,235
4.25%, 6/15/2048	413,000	489,752
4.38%, 3/15/2042	158,000	183,405
4.45%, 12/15/2048	385,000	463,490
4.63%, 7/15/2035	257,000	299,043
4.63%, 11/15/2041	75,000	89,397
5.70%, 10/15/2040	93,000	122,091
5.80%, 3/15/2036	448,000	587,906
Security Description	Principal Amount	Value
5.95%, 2/15/2041	$51,000	$70,531
6.50%, 6/15/2037	216,000	295,348
6.63%, 11/15/2037	198,000	284,797
6.88%, 2/15/2038	709,000	1,041,663
Willis-Knighton Medical Center Series 2018, 4.81%, 9/1/2048	90,000	102,817
		20,484,265
HOME FURNISHINGS — 0.0% (f)
Whirlpool Corp. 4.50%, 6/1/2046	118,000	112,559
HOUSEHOLD PRODUCTS — 0.1%
Procter & Gamble Co 3.60%, 3/25/2050	115,000	142,794
Procter & Gamble Co. 3.55%, 3/25/2040	350,000	410,046
		552,840
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 2.65%, 4/30/2030	93,000	87,829
Church & Dwight Co., Inc. 3.95%, 8/1/2047	58,000	58,206
Kimberly-Clark Corp.:
2.88%, 2/7/2050	122,000	119,159
3.20%, 7/30/2046	247,000	249,016
3.90%, 5/4/2047	93,000	103,430
5.30%, 3/1/2041	91,000	116,537
6.63%, 8/1/2037	3,000	4,335
		738,512
INSURANCE — 3.9%
ACE Capital Trust II 9.70%, 4/1/2030	50,000	65,324
Aflac, Inc.:
4.00%, 10/15/2046	95,000	91,108
4.75%, 1/15/2049	262,000	284,307
Allstate Corp.:
3.85%, 8/10/2049	92,000	103,644
4.20%, 12/15/2046	469,000	542,201
5.35%, 6/1/2033	82,000	98,862
5.55%, 5/9/2035 (b)	85,000	113,371
5.95%, 4/1/2036	81,000	109,297
3 Month USD LIBOR + 2.12%, 6.50%, 5/15/2067 (c)	264,000	283,465
American Financial Group, Inc. 4.50%, 6/15/2047	154,000	126,577
American International Group, Inc.:
3.88%, 1/15/2035	218,000	211,922
4.38%, 1/15/2055	527,000	504,223
4.50%, 7/16/2044	359,000	368,772
4.70%, 7/10/2035	171,000	181,739
4.75%, 4/1/2048	100,000	105,058
6.25%, 5/1/2036	603,000	679,907

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 4.20%, 8.18%, 5/15/2068 (c)	$93,000	$109,081
Aon Corp. 6.25%, 9/30/2040	104,000	140,177
Aon PLC:
4.45%, 5/24/2043	51,000	52,299
4.60%, 6/14/2044	127,000	146,863
4.75%, 5/15/2045	122,000	134,119
Arch Capital Finance LLC 5.03%, 12/15/2046	304,000	309,679
Assurant, Inc. 3.70%, 2/22/2030	50,000	46,362
AXA SA 8.60%, 12/15/2030	56,000	74,585
Berkshire Hathaway Finance Corp.:
4.20%, 8/15/2048	618,000	741,798
4.25%, 1/15/2049	543,000	668,314
4.40%, 5/15/2042	310,000	370,004
5.75%, 1/15/2040	1,000	1,404
Berkshire Hathaway, Inc. 4.50%, 2/11/2043	298,000	361,635
Brighthouse Financial, Inc. 4.70%, 6/22/2047	177,000	139,743
Chubb Corp.:
6.00%, 5/11/2037	102,000	139,726
Series 1, 6.50%, 5/15/2038	210,000	306,856
Chubb INA Holdings, Inc.:
4.15%, 3/13/2043	92,000	110,412
4.35%, 11/3/2045	387,000	476,761
6.70%, 5/15/2036	98,000	139,385
Cincinnati Financial Corp. 6.13%, 11/1/2034	80,000	109,597
Equitable Holdings, Inc. 5.00%, 4/20/2048	231,000	211,728
Hartford Financial Services Group, Inc.:
3.60%, 8/19/2049	122,000	112,757
4.30%, 4/15/2043	100,000	99,288
4.40%, 3/15/2048	132,000	140,036
5.95%, 10/15/2036	81,000	105,867
6.10%, 10/1/2041	202,000	259,897
Lincoln National Corp.:
4.35%, 3/1/2048	142,000	131,471
7.00%, 6/15/2040	103,000	108,878
Loews Corp.:
4.13%, 5/15/2043	102,000	96,969
6.00%, 2/1/2035	23,000	31,184
Manulife Financial Corp. 5.38%, 3/4/2046	245,000	288,887
Markel Corp.:
4.15%, 9/17/2050	144,000	125,542
4.30%, 11/1/2047	237,000	219,178
5.00%, 4/5/2046	83,000	86,053
5.00%, 5/20/2049	142,000	148,218
Marsh & McLennan Cos., Inc.:
4.35%, 1/30/2047	103,000	114,496
Security Description	Principal Amount	Value
4.75%, 3/15/2039	$155,000	$181,438
4.90%, 3/15/2049	307,000	375,943
5.88%, 8/1/2033	100,000	129,404
MetLife, Inc.:
4.05%, 3/1/2045	171,000	180,961
4.13%, 8/13/2042	454,000	480,877
4.60%, 5/13/2046	238,000	267,207
4.72%, 12/15/2044	140,000	156,519
4.88%, 11/13/2043	96,000	109,516
5.70%, 6/15/2035	344,000	424,881
5.88%, 2/6/2041	174,000	221,359
6.38%, 6/15/2034	188,000	251,270
6.40%, 12/15/2066	208,000	216,149
6.50%, 12/15/2032	88,000	113,456
10.75%, 8/1/2069	93,000	123,112
Nationwide Financial Services, Inc. Series JR, 6.75%, 5/15/2087	95,000	97,458
Principal Financial Group, Inc.:
4.30%, 11/15/2046	67,000	71,663
4.35%, 5/15/2043	117,000	121,158
4.63%, 9/15/2042	50,000	53,503
6.05%, 10/15/2036	96,000	114,515
Progressive Corp 3.70%, 1/26/2045	127,000	138,078
Progressive Corp.:
4.13%, 4/15/2047	122,000	142,409
4.20%, 3/15/2048	149,000	180,549
4.35%, 4/25/2044	271,000	322,802
6.25%, 12/1/2032	80,000	108,290
Prudential Financial, Inc.:
3.91%, 12/7/2047	292,000	280,046
3.94%, 12/7/2049	260,000	246,363
Series B, 5.75%, 7/15/2033	81,000	100,112
Series MTN, 3.00%, 3/10/2040 (b)	118,000	108,661
Series MTN, 3.70%, 3/13/2051	171,000	156,345
Series MTN, 4.35%, 2/25/2050	503,000	503,805
Series MTN, 4.42%, 3/27/2048	227,000	232,473
Series MTN, 4.60%, 5/15/2044	53,000	56,536
Series MTN, 5.70%, 12/14/2036	13,000	16,061
Series MTN, 6.63%, 12/1/2037	86,000	116,048
Series MTN, 6.63%, 6/21/2040	33,000	40,691
Selective Insurance Group, Inc. 5.38%, 3/1/2049	82,000	89,443
Travelers Cos., Inc.:
3.75%, 5/15/2046	132,000	141,156
4.00%, 5/30/2047	243,000	275,214
4.05%, 3/7/2048	282,000	329,901
4.10%, 3/4/2049	277,000	326,644
4.60%, 8/1/2043 (b)	92,000	111,973
6.75%, 6/20/2036	95,000	131,567
Series MTN, 6.25%, 6/15/2037	100,000	138,286
Travelers Property Casualty Corp. 6.38%, 3/15/2033	69,000	95,456
Unum Group:
4.50%, 12/15/2049	68,000	52,433

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 8/15/2042	$275,000	$248,270
Voya Financial, Inc.:
4.80%, 6/15/2046	272,000	285,839
5.70%, 7/15/2043	57,000	66,243
Willis North America, Inc.:
3.88%, 9/15/2049	67,000	68,145
5.05%, 9/15/2048	95,000	111,477
WR Berkley Corp. 4.75%, 8/1/2044	44,000	40,791
XLIT, Ltd. 5.50%, 3/31/2045	114,000	113,246
		19,794,768
INTERNET — 1.1%
Alibaba Group Holding, Ltd.:
4.00%, 12/6/2037	262,000	295,557
4.20%, 12/6/2047	303,000	365,360
4.40%, 12/6/2057 (b)	113,000	151,247
4.50%, 11/28/2034 (b)	339,000	410,655
Amazon.com, Inc.:
3.88%, 8/22/2037	791,000	940,823
4.05%, 8/22/2047	682,000	865,151
4.25%, 8/22/2057	575,000	767,740
4.80%, 12/5/2034	345,000	449,304
4.95%, 12/5/2044	533,000	743,802
eBay, Inc. 4.00%, 7/15/2042	216,000	202,247
Expedia Group, Inc. 3.25%, 2/15/2030	275,000	229,034
JD.com, Inc. 4.13%, 1/14/2050	142,000	138,305
		5,559,225
IRON/STEEL — 0.4%
ArcelorMittal:
6.75%, 3/1/2041	194,000	190,089
7.00%, 10/15/2039	116,000	119,972
Nucor Corp.:
4.40%, 5/1/2048	151,000	166,878
5.20%, 8/1/2043	239,000	277,699
6.40%, 12/1/2037	31,000	38,868
Steel Dynamics, Inc. 3.45%, 4/15/2030	162,000	146,518
Vale Overseas, Ltd.:
6.88%, 11/21/2036	281,000	312,334
6.88%, 11/10/2039	205,000	226,465
8.25%, 1/17/2034	166,000	201,298
Vale SA 5.63%, 9/11/2042	120,000	120,419
		1,800,540
LEISURE TIME — 0.0% (f)
Harley-Davidson, Inc. 4.63%, 7/28/2045	12,000	10,548
Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	$170,000	$173,480
Caterpillar, Inc.:
3.25%, 9/19/2049	194,000	194,439
3.80%, 8/15/2042	215,000	236,562
4.30%, 5/15/2044 (b)	234,000	262,574
4.75%, 5/15/2064	136,000	158,422
5.20%, 5/27/2041	233,000	297,951
5.30%, 9/15/2035	93,000	112,374
6.05%, 8/15/2036	98,000	128,295
Oshkosh Corp. 3.10%, 3/1/2030	82,000	88,517
		1,652,614
MACHINERY-DIVERSIFIED — 0.4%
Crane Co. 4.20%, 3/15/2048	91,000	88,228
Deere & Co.:
2.88%, 9/7/2049	122,000	117,974
3.75%, 4/15/2050	90,000	103,141
3.90%, 6/9/2042	537,000	581,335
7.13%, 3/3/2031	71,000	100,420
Dover Corp. 5.38%, 10/15/2035	207,000	242,844
Otis Worldwide Corp.:
3.11%, 2/15/2040 (d)	289,000	270,911
3.36%, 2/15/2050 (d)	324,000	314,293
Rockwell Automation, Inc. 4.20%, 3/1/2049	110,000	124,693
Xylem, Inc. 4.38%, 11/1/2046	139,000	149,568
		2,093,407
MEDIA — 6.3%
CBS Corp.:
4.60%, 1/15/2045	64,000	55,768
4.85%, 7/1/2042	63,000	55,341
4.90%, 8/15/2044	161,000	142,841
5.90%, 10/15/2040	122,000	124,571
7.88%, 7/30/2030	680,000	813,518
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.80%, 3/1/2050	553,000	579,384
5.13%, 7/1/2049	352,000	373,979
5.38%, 4/1/2038	252,000	275,232
5.38%, 5/1/2047	796,000	871,111
5.75%, 4/1/2048	991,000	1,128,363
6.38%, 10/23/2035	391,000	464,793
6.48%, 10/23/2045	489,000	585,167
6.83%, 10/23/2055	102,000	122,997
Comcast Corp.:
2.65%, 2/1/2030	94,000	96,646

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.20%, 7/15/2036	$391,000	$407,230
3.25%, 11/1/2039	314,000	323,495
3.40%, 7/15/2046	1,053,000	1,117,707
3.45%, 2/1/2050	326,000	352,941
3.75%, 4/1/2040	125,000	139,830
3.90%, 3/1/2038	211,000	237,865
3.97%, 11/1/2047	177,000	203,631
4.00%, 8/15/2047	197,000	228,156
4.00%, 3/1/2048	34,000	39,306
4.00%, 11/1/2049	541,000	625,407
4.05%, 11/1/2052	520,000	616,002
4.20%, 8/15/2034	209,000	237,965
4.25%, 10/15/2030	538,000	621,196
4.25%, 1/15/2033	618,000	717,325
4.40%, 8/15/2035	225,000	265,174
4.50%, 1/15/2043	271,000	314,702
4.60%, 10/15/2038	144,000	173,382
4.60%, 8/15/2045	192,000	232,996
4.65%, 7/15/2042	290,000	364,028
4.70%, 10/15/2048	1,240,000	1,602,688
4.75%, 3/1/2044	145,000	181,992
4.95%, 10/15/2058	536,000	725,728
6.40%, 5/15/2038	253,000	355,652
6.45%, 3/15/2037	114,000	157,557
6.50%, 11/15/2035	70,000	100,241
6.55%, 7/1/2039	246,000	337,834
6.95%, 8/15/2037	520,000	765,497
7.05%, 3/15/2033	313,000	449,628
Discovery Communications LLC:
4.88%, 4/1/2043	40,000	37,434
4.95%, 5/15/2042	152,000	146,563
5.00%, 9/20/2037	486,000	486,272
5.20%, 9/20/2047	371,000	362,608
5.30%, 5/15/2049	125,000	125,894
6.35%, 6/1/2040	174,000	192,383
Fox Corp.:
5.48%, 1/25/2039	723,000	837,837
5.58%, 1/25/2049	261,000	312,151
Grupo Televisa SAB:
5.00%, 5/13/2045	169,000	167,665
5.25%, 5/24/2049	313,000	322,631
6.13%, 1/31/2046	301,000	328,505
6.63%, 1/15/2040	89,000	105,696
8.50%, 3/11/2032	2,000	2,660
NBCUniversal Media LLC:
4.45%, 1/15/2043	215,000	254,833
5.95%, 4/1/2041	818,000	1,131,188
Thomson Reuters Corp.:
5.50%, 8/15/2035	91,000	116,788
5.65%, 11/23/2043	108,000	132,769
5.85%, 4/15/2040	192,000	252,768
Time Warner Cable LLC:
4.50%, 9/15/2042	486,000	463,114
5.50%, 9/1/2041	204,000	213,965
5.88%, 11/15/2040	485,000	507,392
Security Description	Principal Amount	Value
6.55%, 5/1/2037	$523,000	$617,904
6.75%, 6/15/2039	193,000	219,941
7.30%, 7/1/2038	288,000	355,211
Time Warner Entertainment Co. L.P. 8.38%, 7/15/2033	542,000	719,326
TWDC Enterprises 18 Corp.:
4.38%, 8/16/2041	94,000	109,711
Series B, 7.00%, 3/1/2032 (b)	84,000	117,647
Series GMTN, 4.13%, 6/1/2044	534,000	587,058
Series MTN, 3.70%, 12/1/2042	139,000	150,092
Viacom, Inc.:
5.25%, 4/1/2044	130,000	123,618
5.85%, 9/1/2043	357,000	365,307
6.88%, 4/30/2036	445,000	499,797
ViacomCBS, Inc. 4.95%, 1/15/2031 (a)	250,000	247,413
Walt Disney Co:
4.95%, 10/15/2045	153,000	194,429
6.20%, 12/15/2034	518,000	710,121
6.40%, 12/15/2035	718,000	1,019,560
6.55%, 3/15/2033	205,000	272,461
7.75%, 12/1/2045	92,000	158,551
Walt Disney Co.:
2.75%, 9/1/2049	488,000	474,765
4.75%, 9/15/2044	162,000	202,775
4.75%, 11/15/2046	210,000	266,368
5.40%, 10/1/2043	247,000	328,456
6.15%, 3/1/2037	30,000	40,968
6.65%, 11/15/2037	199,000	280,091
		32,147,552
METAL FABRICATE & HARDWARE — 0.1%
Precision Castparts Corp.:
3.90%, 1/15/2043	35,000	35,974
4.38%, 6/15/2045	111,000	123,344
Valmont Industries, Inc. 5.25%, 10/1/2054	218,000	202,910
		362,228
MINING — 1.3%
Barrick Gold Corp.:
5.25%, 4/1/2042	105,000	123,638
6.45%, 10/15/2035 (b)	95,000	110,945
Barrick North America Finance LLC:
5.70%, 5/30/2041	446,000	541,069
5.75%, 5/1/2043	139,000	180,240
Barrick PD Australia Finance Pty, Ltd. 5.95%, 10/15/2039	87,000	107,799
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042 (b)	181,000	210,903
5.00%, 9/30/2043	679,000	908,482
Newmont Corp.:
2.25%, 10/1/2030	260,000	242,226

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
5.45%, 6/9/2044	$180,000	$219,965
5.88%, 4/1/2035	76,000	104,327
6.25%, 10/1/2039	333,000	410,123
Newmont Mining Corp. 4.88%, 3/15/2042	173,000	203,460
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	68,000	90,708
6.13%, 12/15/2033	88,000	116,160
7.25%, 3/15/2031	66,000	90,086
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	382,000	449,843
4.75%, 3/22/2042	86,000	104,533
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	288,000	361,892
Southern Copper Corp.:
5.25%, 11/8/2042	260,000	264,064
5.88%, 4/23/2045	301,000	318,341
6.75%, 4/16/2040	136,000	158,187
7.50%, 7/27/2035	490,000	580,126
Teck Resources, Ltd.:
5.40%, 2/1/2043	91,000	71,355
6.00%, 8/15/2040	191,000	164,279
6.13%, 10/1/2035	173,000	158,793
6.25%, 7/15/2041	266,000	229,505
		6,521,049
MISCELLANEOUS MANUFACTURER — 1.4%
3M Co.:
3.25%, 8/26/2049 (b)	312,000	326,330
3.70%, 4/15/2050	75,000	85,146
Series MTN, 3.13%, 9/19/2046	290,000	280,334
Series MTN, 3.63%, 10/15/2047	259,000	279,391
Series MTN, 4.00%, 9/14/2048	183,000	209,784
Series MTN, 5.70%, 3/15/2037	94,000	121,933
Eaton Corp.:
3.92%, 9/15/2047	99,000	102,118
4.00%, 11/2/2032	96,000	98,293
4.15%, 11/2/2042	426,000	473,337
General Electric Co.:
4.13%, 10/9/2042	771,000	745,287
Series A, 6.75%, 3/15/2032	936,000	1,128,152
Series GMTN, 6.15%, 8/7/2037	703,000	823,445
Series GMTN, 6.88%, 1/10/2039	536,000	673,940
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	387,000	423,614
4.88%, 9/15/2041	91,000	105,133
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	279,000	335,500
Ingersoll-Rand Luxembourg Finance SA 4.50%, 3/21/2049	123,000	134,381
Parker-Hannifin Corp.:
4.00%, 6/14/2049	198,000	205,562
4.10%, 3/1/2047	137,000	139,643
Security Description	Principal Amount	Value
Series MTN, 4.20%, 11/21/2034	$73,000	$74,751
Series MTN, 4.45%, 11/21/2044	119,000	122,140
Series MTN, 6.25%, 5/15/2038	159,000	205,659
Textron, Inc. 3.00%, 6/1/2030	132,000	123,935
		7,217,808
OIL & GAS — 3.6%
Apache Corp.:
4.25%, 1/15/2030 (b)	172,000	92,734
4.25%, 1/15/2044	246,000	112,060
4.75%, 4/15/2043	160,000	73,014
5.10%, 9/1/2040	52,000	24,841
5.35%, 7/1/2049 (b)	142,000	67,522
6.00%, 1/15/2037 (b)	93,000	43,563
BP Capital Markets America, Inc. 3.00%, 2/24/2050	262,000	244,614
Burlington Resources LLC:
5.95%, 10/15/2036	329,000	370,990
7.20%, 8/15/2031	472,000	548,238
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	203,000	157,686
6.45%, 6/30/2033	232,000	189,669
6.50%, 2/15/2037	90,000	72,273
7.20%, 1/15/2032	268,000	255,246
Series GMTN, 4.95%, 6/1/2047	242,000	173,761
Cenovus Energy, Inc. 5.25%, 6/15/2037	258,000	116,441
Concho Resources, Inc.:
4.85%, 8/15/2048 (b)	218,000	166,092
4.88%, 10/1/2047	113,000	85,969
Conoco Funding Co. 7.25%, 10/15/2031	39,000	48,544
ConocoPhillips 5.90%, 5/15/2038	118,000	143,420
ConocoPhillips Co.:
4.30%, 11/15/2044	504,000	449,442
5.95%, 3/15/2046	151,000	174,284
6.50%, 2/1/2039	427,000	535,095
Devon Energy Corp.:
4.75%, 5/15/2042	254,000	162,784
5.00%, 6/15/2045	216,000	138,344
5.60%, 7/15/2041	183,000	116,079
7.95%, 4/15/2032	40,000	29,364
Devon Financing Co. LLC 7.88%, 9/30/2031 (b)	92,000	63,983
Encana Corp.:
6.50%, 8/15/2034	80,000	37,506
6.50%, 2/1/2038	218,000	93,520
6.63%, 8/15/2037	103,000	44,980
7.20%, 11/1/2031	118,000	55,097
7.38%, 11/1/2031	20,000	9,349
8.13%, 9/15/2030	264,000	119,193
EOG Resources, Inc. 3.90%, 4/1/2035 (b)	155,000	156,550
Exxon Mobil Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/16/2039	$162,000	$163,019
3.10%, 8/16/2049 (b)	383,000	389,258
3.57%, 3/6/2045	298,000	323,133
4.11%, 3/1/2046	462,000	540,143
4.23%, 3/19/2040	132,000	155,895
4.33%, 3/19/2050	339,000	417,095
Hess Corp.:
5.60%, 2/15/2041	217,000	148,932
5.80%, 4/1/2047	268,000	180,319
6.00%, 1/15/2040	129,000	92,470
7.13%, 3/15/2033	121,000	98,662
7.30%, 8/15/2031	80,000	68,662
Husky Energy, Inc. 6.80%, 9/15/2037	69,000	57,834
Marathon Oil Corp.:
5.20%, 6/1/2045	67,000	43,561
6.60%, 10/1/2037	204,000	132,812
6.80%, 3/15/2032	97,000	80,382
Marathon Petroleum Corp.:
4.50%, 4/1/2048	106,000	74,808
4.75%, 9/15/2044	239,000	186,998
5.00%, 9/15/2054	139,000	100,808
6.50%, 3/1/2041	340,000	320,032
Noble Energy, Inc.:
4.20%, 10/15/2049	94,000	50,803
4.95%, 8/15/2047	93,000	54,674
5.05%, 11/15/2044	297,000	174,330
5.25%, 11/15/2043	411,000	256,830
6.00%, 3/1/2041	451,000	330,037
Occidental Petroleum Corp. 4.40%, 4/15/2046	120,000	51,392
Petro-Canada:
5.35%, 7/15/2033	253,000	237,671
5.95%, 5/15/2035	149,000	132,609
6.80%, 5/15/2038	281,000	275,532
Phillips 66:
4.65%, 11/15/2034	155,000	144,212
4.88%, 11/15/2044	461,000	465,338
5.88%, 5/1/2042	297,000	285,468
Shell International Finance B.V.:
3.13%, 11/7/2049	122,000	121,156
3.63%, 8/21/2042	134,000	143,124
4.00%, 5/10/2046	687,000	766,644
4.13%, 5/11/2035	202,000	231,720
4.38%, 5/11/2045	892,000	1,053,559
4.55%, 8/12/2043	289,000	332,437
5.50%, 3/25/2040	436,000	553,415
6.38%, 12/15/2038	860,000	1,236,998
Suncor Energy, Inc.:
4.00%, 11/15/2047	93,000	85,939
5.95%, 12/1/2034	104,000	96,687
6.50%, 6/15/2038	262,000	264,586
6.85%, 6/1/2039	576,000	603,302
7.15%, 2/1/2032	238,000	274,386
Security Description	Principal Amount	Value
Total Capital International SA 3.46%, 7/12/2049	$662,000	$685,667
Valero Energy Corp.:
4.90%, 3/15/2045	95,000	96,796
6.63%, 6/15/2037	319,000	334,972
7.50%, 4/15/2032	182,000	198,733
		18,286,087
OIL & GAS SERVICES — 0.4%
Baker Hughes a GE Co. LLC 5.13%, 9/15/2040	215,000	187,620
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 4.08%, 12/15/2047	511,000	419,335
Halliburton Co.:
4.50%, 11/15/2041	90,000	71,426
4.75%, 8/1/2043	106,000	79,190
4.85%, 11/15/2035	563,000	439,658
5.00%, 11/15/2045	290,000	223,967
6.70%, 9/15/2038	247,000	214,297
7.45%, 9/15/2039	310,000	274,499
National Oilwell Varco, Inc. 3.95%, 12/1/2042	86,000	53,990
		1,963,982
PACKAGING & CONTAINERS — 0.1%
Packaging Corp. of America 4.05%, 12/15/2049	94,000	92,665
Sonoco Products Co. 5.75%, 11/1/2040	89,000	104,641
WestRock MWV LLC 7.95%, 2/15/2031	94,000	125,223
WRKCo, Inc. 4.20%, 6/1/2032	111,000	114,972
		437,501
PHARMACEUTICALS — 7.8%
AbbVie, Inc.:
4.05%, 11/21/2039 (d)	473,000	490,373
4.25%, 11/21/2049 (d)	1,120,000	1,193,214
4.30%, 5/14/2036	532,000	572,203
4.40%, 11/6/2042	735,000	820,407
4.45%, 5/14/2046	874,000	949,619
4.50%, 5/14/2035	691,000	770,541
4.70%, 5/14/2045	298,000	334,785
4.88%, 11/14/2048	736,000	853,591
Allergan Finance LLC 4.63%, 10/1/2042	405,000	478,949
Allergan Funding SCS:
4.55%, 3/15/2035	475,000	536,166
4.75%, 3/15/2045	840,000	875,675
4.85%, 6/15/2044	223,000	260,312
AmerisourceBergen Corp.:
4.25%, 3/1/2045	80,000	77,475
4.30%, 12/15/2047	79,000	82,641
AstraZeneca PLC:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/18/2042	$255,000	$297,697
4.38%, 11/16/2045	439,000	542,025
4.38%, 8/17/2048	111,000	137,258
6.45%, 9/15/2037	597,000	846,152
Becton Dickinson and Co.:
4.67%, 6/6/2047	314,000	340,106
4.69%, 12/15/2044	282,000	301,554
Bristol-Myers Squibb Co.:
4.13%, 6/15/2039 (d)	347,000	415,703
4.25%, 10/26/2049 (d)	598,000	755,131
4.35%, 11/15/2047 (d)	264,000	330,792
4.50%, 3/1/2044 (b)	95,000	122,902
4.55%, 2/20/2048 (d)	728,000	926,773
4.63%, 5/15/2044 (d)	211,000	264,691
5.00%, 8/15/2045 (d)	570,000	760,523
5.25%, 8/15/2043 (d)	55,000	74,370
Cardinal Health, Inc.:
4.37%, 6/15/2047	202,000	202,630
4.50%, 11/15/2044	56,000	51,561
4.60%, 3/15/2043	50,000	43,812
4.90%, 9/15/2045	158,000	163,149
Cigna Corp.:
3.20%, 3/15/2040	133,000	125,208
3.40%, 3/15/2050	103,000	98,459
3.88%, 10/15/2047 (d)	758,000	756,719
4.80%, 8/15/2038	662,000	743,267
4.80%, 7/15/2046 (d)	237,000	265,101
4.90%, 12/15/2048	477,000	569,843
6.13%, 11/15/2041 (d)	143,000	180,549
CVS Health Corp.:
4.13%, 4/1/2040	160,000	162,379
4.25%, 4/1/2050	175,000	182,980
4.78%, 3/25/2038	1,132,000	1,249,988
4.88%, 7/20/2035	264,000	297,253
5.05%, 3/25/2048	1,641,000	1,873,759
5.13%, 7/20/2045	1,294,000	1,483,468
5.30%, 12/5/2043	396,000	467,118
6.13%, 9/15/2039	408,000	510,008
Eli Lilly & Co.:
3.88%, 3/15/2039 (b)	123,000	143,124
3.95%, 5/15/2047	95,000	106,004
3.95%, 3/15/2049	560,000	704,519
4.15%, 3/15/2059	266,000	341,366
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	41,000	47,273
5.38%, 4/15/2034	93,000	118,975
6.38%, 5/15/2038	616,000	912,296
Johnson & Johnson:
3.40%, 1/15/2038	169,000	192,281
3.50%, 1/15/2048 (b)	162,000	192,510
3.55%, 3/1/2036	167,000	192,145
3.63%, 3/3/2037	317,000	370,250
3.70%, 3/1/2046	389,000	474,607
3.75%, 3/3/2047	761,000	926,616
4.38%, 12/5/2033	334,000	430,486
Security Description	Principal Amount	Value
4.50%, 9/1/2040	$134,000	$171,760
4.50%, 12/5/2043 (b)	80,000	106,974
4.85%, 5/15/2041	95,000	130,984
4.95%, 5/15/2033 (b)	86,000	113,537
5.85%, 7/15/2038	130,000	188,093
5.95%, 8/15/2037	25,000	36,246
McKesson Corp. 4.88%, 3/15/2044	95,000	116,136
Mead Johnson Nutrition Co.:
4.60%, 6/1/2044	93,000	110,972
5.90%, 11/1/2039	92,000	121,299
Merck & Co., Inc.:
3.60%, 9/15/2042	353,000	401,996
3.70%, 2/10/2045	572,000	683,534
3.90%, 3/7/2039	294,000	351,186
4.00%, 3/7/2049	179,000	224,296
4.15%, 5/18/2043	267,000	342,705
6.50%, 12/1/2033	20,000	28,586
Merck Sharp & Dohme Corp. 5.75%, 11/15/2036	83,000	107,092
Mylan NV 5.25%, 6/15/2046	212,000	214,120
Mylan, Inc.:
5.20%, 4/15/2048	124,000	123,462
5.40%, 11/29/2043	256,000	267,845
Novartis Capital Corp.:
2.20%, 8/14/2030	515,000	526,788
2.75%, 8/14/2050	402,000	416,307
3.70%, 9/21/2042	196,000	229,559
4.00%, 11/20/2045	569,000	710,351
4.40%, 5/6/2044	94,000	122,913
Pfizer, Inc.:
3.90%, 3/15/2039	317,000	367,092
4.00%, 12/15/2036	213,000	244,754
4.00%, 3/15/2049	600,000	734,862
4.13%, 12/15/2046	107,000	131,053
4.30%, 6/15/2043	277,000	341,090
4.40%, 5/15/2044	325,000	409,643
5.60%, 9/15/2040	400,000	550,356
7.20%, 3/15/2039	137,000	220,497
Wyeth LLC:
5.95%, 4/1/2037	570,000	806,573
6.00%, 2/15/2036	296,000	412,701
6.50%, 2/1/2034 (b)	254,000	345,257
Zoetis, Inc.:
3.95%, 9/12/2047	71,000	72,564
4.70%, 2/1/2043	269,000	319,521
		39,794,035
PIPELINES — 3.9%
Columbia Pipeline Group, Inc. 5.80%, 6/1/2045	87,000	92,759
Enable Midstream Partners L.P. 5.00%, 5/15/2044	90,000	38,650
Enbridge Energy Partners L.P.:
5.50%, 9/15/2040	55,000	53,209

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
7.38%, 10/15/2045	$185,000	$196,520
Series B, 7.50%, 4/15/2038	160,000	175,371
Enbridge, Inc.:
4.00%, 11/15/2049 (b)	82,000	72,733
4.50%, 6/10/2044	269,000	253,105
5.50%, 12/1/2046	267,000	273,373
Energy Transfer Operating L.P.:
3.75%, 5/15/2030	147,000	114,272
4.90%, 3/15/2035	246,000	188,224
5.00%, 5/15/2050	344,000	270,250
5.15%, 2/1/2043	100,000	67,527
5.15%, 3/15/2045	350,000	271,957
5.30%, 4/15/2047	564,000	431,387
5.95%, 10/1/2043	268,000	215,673
6.05%, 6/1/2041	389,000	341,709
6.13%, 12/15/2045	181,000	155,213
6.50%, 2/1/2042	85,000	74,825
6.63%, 10/15/2036	151,000	143,754
7.50%, 7/1/2038	72,000	73,490
Series 20Y, 5.80%, 6/15/2038	132,000	115,610
Series 30Y, 6.00%, 6/15/2048	207,000	172,029
Enterprise Products Operating LLC:
3.70%, 1/31/2051	237,000	208,897
3.95%, 1/31/2060	171,000	145,872
4.20%, 1/31/2050	157,000	147,938
4.25%, 2/15/2048	479,000	454,911
4.45%, 2/15/2043	267,000	252,181
4.80%, 2/1/2049	315,000	320,695
4.85%, 3/15/2044	479,000	489,921
4.90%, 5/15/2046	572,000	552,855
4.95%, 10/15/2054	166,000	138,695
5.10%, 2/15/2045	102,000	89,767
5.95%, 2/1/2041	147,000	140,125
6.45%, 9/1/2040	439,000	448,377
7.55%, 4/15/2038	213,000	259,123
Series D, 6.88%, 3/1/2033	32,000	35,322
Series H, 6.65%, 10/15/2034	93,000	104,765
Kinder Morgan Energy Partners L.P.:
4.70%, 11/1/2042	314,000	295,819
5.00%, 8/15/2042	112,000	103,967
5.00%, 3/1/2043	264,000	242,331
5.40%, 9/1/2044	142,000	108,815
5.50%, 3/1/2044	258,000	251,083
5.63%, 9/1/2041	81,000	78,708
5.80%, 3/15/2035	108,000	92,626
6.38%, 3/1/2041	115,000	96,870
6.50%, 2/1/2037	116,000	110,686
6.50%, 9/1/2039	290,000	255,241
6.55%, 9/15/2040	136,000	130,416
7.30%, 8/15/2033	79,000	81,548
7.40%, 3/15/2031	102,000	108,634
7.50%, 11/15/2040	109,000	103,341
7.75%, 3/15/2032	50,000	53,851
Series MTN, 6.95%, 1/15/2038	98,000	101,850
Kinder Morgan, Inc.:
Security Description	Principal Amount	Value
5.05%, 2/15/2046	$116,000	$110,905
5.20%, 3/1/2048 (b)	182,000	184,974
5.30%, 12/1/2034	85,000	81,382
5.55%, 6/1/2045	303,000	314,369
Series GMTN, 7.75%, 1/15/2032	85,000	99,921
Series GMTN, 7.80%, 8/1/2031	538,000	618,824
Magellan Midstream Partners L.P.:
3.95%, 3/1/2050	95,000	80,845
4.20%, 10/3/2047	270,000	216,259
4.25%, 9/15/2046	132,000	112,955
4.85%, 2/1/2049	223,000	207,446
5.15%, 10/15/2043	113,000	110,344
MPLX L.P.:
4.50%, 4/15/2038	239,000	171,461
4.70%, 4/15/2048	360,000	278,312
4.90%, 4/15/2058	98,000	66,869
5.20%, 3/1/2047	244,000	192,675
5.20%, 12/1/2047 (d)	192,000	154,020
5.50%, 2/15/2049	365,000	313,991
ONEOK Partners L.P.:
6.13%, 2/1/2041	42,000	38,772
6.65%, 10/1/2036	73,000	71,630
6.85%, 10/15/2037	108,000	106,048
ONEOK, Inc.:
4.45%, 9/1/2049	139,000	108,046
4.50%, 3/15/2050	493,000	374,384
4.95%, 7/13/2047	149,000	118,296
5.20%, 7/15/2048	267,000	212,121
6.00%, 6/15/2035	103,000	82,395
Phillips 66 Partners L.P. 4.90%, 10/1/2046	88,000	77,836
Plains All American Pipeline L.P./PAA Finance Corp.:
4.30%, 1/31/2043	192,000	120,578
4.70%, 6/15/2044	150,000	98,513
4.90%, 2/15/2045	147,000	101,673
6.65%, 1/15/2037	90,000	67,010
Spectra Energy Partners L.P. 4.50%, 3/15/2045	86,000	78,350
Sunoco Logistics Partners Operations L.P.:
4.95%, 1/15/2043	96,000	70,013
5.30%, 4/1/2044	229,000	158,047
5.35%, 5/15/2045	257,000	196,487
5.40%, 10/1/2047	618,000	487,435
Tennessee Gas Pipeline Co. LLC 7.63%, 4/1/2037	90,000	105,312
Texas Eastern Transmission L.P. 7.00%, 7/15/2032	98,000	112,095
TransCanada PipeLines, Ltd.:
4.63%, 3/1/2034	509,000	468,219
4.75%, 5/15/2038	155,000	150,477
4.88%, 5/15/2048	83,000	84,726
5.00%, 10/16/2043	244,000	252,774
5.10%, 3/15/2049	231,000	259,332
5.60%, 3/31/2034	95,000	83,469

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.10%, 6/1/2040	$282,000	$306,963
6.20%, 10/15/2037	118,000	137,610
7.25%, 8/15/2038 (b)	94,000	105,776
7.63%, 1/15/2039	250,000	295,245
Western Midstream Operating L.P. 4.05%, 2/1/2030	112,000	49,066
Williams Cos., Inc.:
4.90%, 1/15/2045	313,000	271,412
5.10%, 9/15/2045	255,000	231,627
5.40%, 3/4/2044	137,000	123,375
5.75%, 6/24/2044	191,000	185,102
5.80%, 11/15/2043	94,000	88,567
6.30%, 4/15/2040	529,000	529,074
Series A, 7.50%, 1/15/2031	94,000	101,998
		19,622,275
REAL ESTATE INVESTMENT TRUSTS — 1.3%
Alexandria Real Estate Equities, Inc.:
3.38%, 8/15/2031	324,000	300,452
4.70%, 7/1/2030	230,000	234,795
4.85%, 4/15/2049	132,000	139,173
American Tower Corp. 3.70%, 10/15/2049	82,000	75,750
AvalonBay Communities, Inc.:
Series MTN, 3.90%, 10/15/2046	81,000	80,806
Series MTN, 4.15%, 7/1/2047	90,000	94,482
Series MTN, 4.35%, 4/15/2048	82,000	90,638
Camden Property Trust 3.35%, 11/1/2049	140,000	118,857
Crown Castle International Corp.:
3.30%, 7/1/2030	30,000	29,754
4.00%, 11/15/2049	82,000	79,253
4.15%, 7/1/2050	15,000	14,835
4.75%, 5/15/2047	111,000	115,315
5.20%, 2/15/2049	155,000	166,754
Duke Realty L.P. 3.05%, 3/1/2050	75,000	59,605
ERP Operating L.P.:
4.00%, 8/1/2047	89,000	88,951
4.50%, 7/1/2044	290,000	322,184
4.50%, 6/1/2045	62,000	64,907
Essex Portfolio L.P.:
2.65%, 3/15/2032	81,000	73,205
4.50%, 3/15/2048	182,000	187,231
Federal Realty Investment Trust 4.50%, 12/1/2044	179,000	197,122
HCP, Inc. 6.75%, 2/1/2041	82,000	100,306
Healthcare Realty Trust, Inc. 2.40%, 3/15/2030	168,000	153,584
Kimco Realty Corp.:
3.70%, 10/1/2049	135,000	112,460
4.13%, 12/1/2046	128,000	117,033
4.25%, 4/1/2045	47,000	43,394
Security Description	Principal Amount	Value
4.45%, 9/1/2047	$119,000	$108,063
National Retail Properties, Inc.:
3.10%, 4/15/2050	92,000	71,950
4.80%, 10/15/2048	60,000	64,185
Prologis L.P.:
2.25%, 4/15/2030	415,000	382,418
3.00%, 4/15/2050	197,000	169,052
4.38%, 9/15/2048	90,000	92,918
Realty Income Corp. 4.65%, 3/15/2047	95,000	103,527
Regency Centers L.P.:
4.40%, 2/1/2047	62,000	62,977
4.65%, 3/15/2049	118,000	119,193
Simon Property Group L.P.:
3.25%, 9/13/2049	301,000	241,375
4.25%, 10/1/2044	308,000	295,233
4.25%, 11/30/2046	95,000	90,450
4.75%, 3/15/2042	29,000	30,490
6.75%, 2/1/2040	141,000	179,086
UDR, Inc.:
3.00%, 8/15/2031	91,000	85,952
3.10%, 11/1/2034	75,000	69,492
Ventas Realty L.P.:
4.75%, 11/15/2030	350,000	346,811
4.88%, 4/15/2049	120,000	122,910
5.70%, 9/30/2043	56,000	58,908
Welltower, Inc.:
4.95%, 9/1/2048	213,000	232,213
6.50%, 3/15/2041	96,000	119,379
Weyerhaeuser Co. 7.38%, 3/15/2032	226,000	278,468
		6,385,896
RETAIL — 3.9%
Darden Restaurants, Inc. 4.55%, 2/15/2048	162,000	125,906
Home Depot, Inc.:
3.13%, 12/15/2049	92,000	90,987
3.30%, 4/15/2040	200,000	205,804
3.35%, 4/15/2050	225,000	236,855
3.50%, 9/15/2056	135,000	138,340
3.90%, 6/15/2047	384,000	427,227
4.20%, 4/1/2043	113,000	129,267
4.25%, 4/1/2046	173,000	201,201
4.40%, 3/15/2045	1,156,000	1,350,266
4.50%, 12/6/2048	488,000	593,628
4.88%, 2/15/2044	429,000	532,981
5.40%, 9/15/2040	303,000	395,085
5.88%, 12/16/2036	504,000	712,575
5.95%, 4/1/2041	245,000	342,218
Kohl's Corp. 5.55%, 7/17/2045	68,000	46,024
Lowe's Cos., Inc.:
3.70%, 4/15/2046	318,000	307,757
4.05%, 5/3/2047	632,000	646,846
4.25%, 9/15/2044	82,000	84,363

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.38%, 9/15/2045	$313,000	$325,990
4.55%, 4/5/2049	273,000	300,439
4.65%, 4/15/2042	267,000	291,956
5.00%, 4/15/2040	275,000	318,065
5.13%, 4/15/2050	100,000	122,428
5.50%, 10/15/2035	190,000	221,455
McDonald's Corp.:
Series MTN, 3.63%, 5/1/2043	271,000	262,415
Series MTN, 3.63%, 9/1/2049	460,000	462,953
Series MTN, 3.70%, 2/15/2042	96,000	96,224
Series MTN, 4.20%, 4/1/2050	220,000	246,398
Series MTN, 4.45%, 9/1/2048	370,000	410,500
Series MTN, 4.60%, 5/26/2045	301,000	335,296
Series MTN, 4.70%, 12/9/2035	114,000	128,813
Series MTN, 4.88%, 7/15/2040	84,000	95,757
Series MTN, 4.88%, 12/9/2045	118,000	137,431
Series MTN, 5.70%, 2/1/2039	171,000	211,241
Series MTN, 6.30%, 10/15/2037	575,000	747,707
Series MTN, 6.30%, 3/1/2038	97,000	126,902
Nordstrom, Inc.:
4.38%, 4/1/2030	117,000	93,955
5.00%, 1/15/2044	58,000	40,512
Starbucks Corp.:
3.35%, 3/12/2050 (b)	182,000	173,652
3.75%, 12/1/2047	159,000	160,080
4.30%, 6/15/2045	172,000	180,818
4.50%, 11/15/2048	294,000	331,118
Target Corp.:
2.65%, 9/15/2030	75,000	78,205
3.63%, 4/15/2046	418,000	464,515
3.90%, 11/15/2047 (b)	249,000	292,754
6.50%, 10/15/2037	152,000	214,933
7.00%, 1/15/2038	359,000	531,988
Walgreen Co. 4.40%, 9/15/2042	90,000	88,334
Walgreens Boots Alliance, Inc.:
4.65%, 6/1/2046	181,000	170,640
4.80%, 11/18/2044	461,000	453,550
Walmart, Inc.:
2.95%, 9/24/2049	82,000	87,619
3.63%, 12/15/2047	831,000	972,328
3.95%, 6/28/2038	117,000	138,286
4.00%, 4/11/2043	238,000	287,057
4.05%, 6/29/2048	524,000	652,422
4.30%, 4/22/2044	135,000	165,880
5.00%, 10/25/2040	435,000	545,560
5.25%, 9/1/2035	421,000	574,273
5.63%, 4/1/2040	280,000	400,025
5.63%, 4/15/2041 (b)	97,000	137,693
6.20%, 4/15/2038	87,000	126,496
6.50%, 8/15/2037	299,000	445,881
7.55%, 2/15/2030	551,000	805,557
		20,023,431
Security Description	Principal Amount	Value
SEMICONDUCTORS — 1.5%
Analog Devices, Inc. 5.30%, 12/15/2045	$94,000	$121,768
Applied Materials, Inc.:
4.35%, 4/1/2047 (b)	289,000	368,946
5.10%, 10/1/2035	96,000	129,897
5.85%, 6/15/2041 (b)	157,000	222,761
Intel Corp.:
3.10%, 2/15/2060	157,000	163,417
3.25%, 11/15/2049	444,000	473,508
3.73%, 12/8/2047	578,000	676,566
4.00%, 12/15/2032	96,000	111,691
4.10%, 5/19/2046	298,000	350,862
4.10%, 5/11/2047	412,000	496,468
4.80%, 10/1/2041	429,000	540,368
4.90%, 7/29/2045	448,000	594,653
KLA Corp. 3.30%, 3/1/2050	233,000	219,945
KLA-Tencor Corp. 5.00%, 3/15/2049	60,000	70,286
Lam Research Corp. 4.88%, 3/15/2049	159,000	204,956
NVIDIA Corp. 3.50%, 4/1/2050	1,000,000	1,096,530
QUALCOMM, Inc.:
4.30%, 5/20/2047	199,000	242,603
4.80%, 5/20/2045	694,000	887,682
Texas Instruments, Inc.:
3.88%, 3/15/2039	275,000	314,553
4.15%, 5/15/2048	267,000	326,442
		7,613,902
SOFTWARE — 3.2%
Activision Blizzard, Inc. 4.50%, 6/15/2047	82,000	99,880
Fiserv, Inc. 4.40%, 7/1/2049	454,000	479,438
Microsoft Corp.:
3.45%, 8/8/2036	317,000	354,089
3.50%, 2/12/2035	253,000	297,194
3.50%, 11/15/2042	732,000	843,249
3.70%, 8/8/2046	725,000	868,216
3.75%, 5/1/2043	145,000	166,567
3.75%, 2/12/2045	624,000	749,605
3.95%, 8/8/2056	421,000	525,063
4.00%, 2/12/2055	693,000	880,990
4.10%, 2/6/2037	612,000	738,660
4.20%, 11/3/2035	236,000	295,038
4.25%, 2/6/2047	896,000	1,153,896
4.45%, 11/3/2045	414,000	544,427
4.50%, 10/1/2040	111,000	144,480
4.50%, 2/6/2057	466,000	642,651
4.75%, 11/3/2055	159,000	225,631
4.88%, 12/15/2043	450,000	610,672
5.20%, 6/1/2039	458,000	642,194
5.30%, 2/8/2041	82,000	117,080

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Oracle Corp.:
3.25%, 5/15/2030	$48,000	$50,930
3.60%, 4/1/2040	350,000	349,790
3.60%, 4/1/2050	350,000	349,444
3.80%, 11/15/2037	382,000	391,672
3.85%, 7/15/2036	61,000	64,495
3.85%, 4/1/2060	350,000	361,301
3.90%, 5/15/2035	333,000	359,653
4.00%, 7/15/2046	590,000	626,132
4.00%, 11/15/2047	185,000	200,296
4.13%, 5/15/2045	851,000	931,905
4.30%, 7/8/2034	241,000	271,590
4.38%, 5/15/2055	66,000	73,825
4.50%, 7/8/2044	500,000	574,800
5.38%, 7/15/2040 (b)	314,000	401,622
6.13%, 7/8/2039	356,000	478,663
6.50%, 4/15/2038	185,000	255,603
		16,120,741
TELECOMMUNICATIONS — 8.3%
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	427,000	455,690
4.38%, 4/22/2049	265,000	291,458
6.13%, 11/15/2037	92,000	118,732
6.13%, 3/30/2040	330,000	430,030
6.38%, 3/1/2035	139,000	188,292
AT&T, Inc.:
4.30%, 12/15/2042	688,000	719,015
4.35%, 6/15/2045	438,000	459,094
4.50%, 5/15/2035	1,310,000	1,410,791
4.50%, 3/9/2048	581,000	620,351
4.55%, 3/9/2049	635,000	681,825
4.75%, 5/15/2046	926,000	1,013,498
4.80%, 6/15/2044	520,000	565,833
4.85%, 3/1/2039	121,000	135,261
4.85%, 7/15/2045	635,000	691,890
4.90%, 8/15/2037	646,000	719,476
4.90%, 6/15/2042	203,000	224,668
5.15%, 3/15/2042	40,000	45,947
5.15%, 11/15/2046	394,000	459,889
5.15%, 2/15/2050	261,000	309,924
5.25%, 3/1/2037	621,000	724,527
5.30%, 8/15/2058	34,000	39,884
5.35%, 12/15/2043	189,000	201,899
5.38%, 10/15/2041	385,000	435,843
5.45%, 3/1/2047	681,000	819,808
5.55%, 8/15/2041	178,000	200,264
5.65%, 2/15/2047	418,000	515,603
5.70%, 3/1/2057	501,000	626,180
6.00%, 8/15/2040	83,000	103,052
6.15%, 9/15/2034	358,000	471,686
6.20%, 3/15/2040	50,000	60,420
6.25%, 3/29/2041	139,000	168,986
6.30%, 1/15/2038	50,000	63,161
6.35%, 3/15/2040	469,000	592,835
Security Description	Principal Amount	Value
6.38%, 3/1/2041	$365,000	$450,319
6.50%, 9/1/2037 (b)	219,000	270,881
6.55%, 2/15/2039	81,000	106,515
Bell Canada, Inc.:
4.30%, 7/29/2049	197,000	224,389
4.46%, 4/1/2048	192,000	217,513
British Telecommunications PLC 9.63%, 12/15/2030	986,000	1,573,291
Cisco Systems, Inc.:
5.50%, 1/15/2040	374,000	535,643
5.90%, 2/15/2039	529,000	761,295
Corning, Inc.:
3.90%, 11/15/2049 (b)	111,000	109,546
4.70%, 3/15/2037	92,000	105,037
4.75%, 3/15/2042	95,000	104,852
5.35%, 11/15/2048	193,000	228,302
5.45%, 11/15/2079	313,000	322,374
5.75%, 8/15/2040	94,000	115,598
5.85%, 11/15/2068	132,000	146,627
Deutsche Telekom International Finance B.V.:
8.75%, 6/15/2030	1,248,000	1,750,981
9.25%, 6/1/2032	178,000	258,415
Juniper Networks, Inc. 5.95%, 3/15/2041	116,000	118,944
Motorola Solutions, Inc. 5.50%, 9/1/2044	97,000	93,751
Orange SA:
5.38%, 1/13/2042	141,000	179,414
5.50%, 2/6/2044	161,000	208,675
9.00%, 3/1/2031	571,000	879,129
Rogers Communications, Inc.:
3.70%, 11/15/2049	226,000	232,210
4.30%, 2/15/2048	144,000	161,562
4.35%, 5/1/2049	597,000	681,935
4.50%, 3/15/2043	75,000	82,812
7.50%, 8/15/2038	271,000	374,040
Telefonica Emisiones SA:
4.67%, 3/6/2038	238,000	246,485
4.90%, 3/6/2048	462,000	512,894
5.21%, 3/8/2047	509,000	568,757
5.52%, 3/1/2049	224,000	267,602
7.05%, 6/20/2036	523,000	681,333
Telefonica Europe B.V. 8.25%, 9/15/2030	561,000	786,303
TELUS Corp.:
4.30%, 6/15/2049 (b)	102,000	108,268
4.60%, 11/16/2048	349,000	349,087
Verizon Communications, Inc.:
3.85%, 11/1/2042	623,000	694,103
4.00%, 3/22/2050	82,000	97,746
4.13%, 8/15/2046	132,000	152,823
4.27%, 1/15/2036	557,000	648,192
4.40%, 11/1/2034	804,000	930,936
4.50%, 8/10/2033	1,383,000	1,627,542
4.52%, 9/15/2048	943,000	1,190,075

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.67%, 3/15/2055	$715,000	$909,130
4.75%, 11/1/2041	111,000	135,068
4.81%, 3/15/2039	442,000	548,168
4.86%, 8/21/2046	906,000	1,179,947
5.01%, 4/15/2049	707,000	945,457
5.01%, 8/21/2054	263,000	357,128
5.25%, 3/16/2037	293,000	372,670
5.50%, 3/16/2047	553,000	767,227
6.55%, 9/15/2043	249,000	350,774
Vodafone Group PLC:
4.25%, 9/17/2050	84,000	86,002
4.38%, 2/19/2043	297,000	304,882
4.88%, 6/19/2049	903,000	997,075
5.00%, 5/30/2038	178,000	195,565
5.13%, 6/19/2059	136,000	148,890
5.25%, 5/30/2048	453,000	537,453
6.15%, 2/27/2037	520,000	617,183
6.25%, 11/30/2032	92,000	110,535
		42,285,162
TEXTILES — 0.0% (f)
AMEREN Corp. 3.50%, 1/15/2031	85,000	84,799
TOYS/GAMES/HOBBIES — 0.0% (f)
Hasbro, Inc.:
5.10%, 5/15/2044	39,000	32,726
6.35%, 3/15/2040	88,000	83,741
		116,467
TRANSPORTATION — 3.6%
Burlington Northern Santa Fe LLC:
3.55%, 2/15/2050	139,000	151,320
3.90%, 8/1/2046	215,000	240,301
4.05%, 6/15/2048	189,000	220,291
4.13%, 6/15/2047	70,000	81,049
4.15%, 4/1/2045	525,000	606,102
4.15%, 12/15/2048	367,000	431,764
4.38%, 9/1/2042	82,000	95,701
4.40%, 3/15/2042	109,000	124,711
4.45%, 3/15/2043	219,000	255,308
4.55%, 9/1/2044	200,000	239,616
4.70%, 9/1/2045	362,000	435,960
4.90%, 4/1/2044	140,000	174,090
4.95%, 9/15/2041	82,000	101,270
5.05%, 3/1/2041	262,000	330,861
5.15%, 9/1/2043	186,000	234,347
5.40%, 6/1/2041	120,000	154,691
6.15%, 5/1/2037	171,000	218,080
6.20%, 8/15/2036	82,000	107,730
Canadian National Railway Co.:
3.20%, 8/2/2046	323,000	328,271
3.65%, 2/3/2048	295,000	321,978
4.45%, 1/20/2049	92,000	113,373
6.20%, 6/1/2036	87,000	122,752
6.25%, 8/1/2034	87,000	132,836
Security Description	Principal Amount	Value
6.38%, 11/15/2037	$10,000	$14,042
Canadian Pacific Railway Co.:
4.80%, 9/15/2035	64,000	75,990
4.80%, 8/1/2045	192,000	229,043
5.75%, 3/15/2033	30,000	37,738
5.75%, 1/15/2042	61,000	79,624
5.95%, 5/15/2037	86,000	108,965
6.13%, 9/15/2115	152,000	208,363
7.13%, 10/15/2031	128,000	177,171
CSX Corp.:
3.35%, 9/15/2049	86,000	83,368
3.80%, 11/1/2046	150,000	155,119
3.80%, 4/15/2050	200,000	210,466
4.10%, 3/15/2044	155,000	166,476
4.25%, 11/1/2066	239,000	236,682
4.30%, 3/1/2048	243,000	258,708
4.40%, 3/1/2043	161,000	176,896
4.50%, 3/15/2049	42,000	47,915
4.50%, 8/1/2054	249,000	280,909
4.65%, 3/1/2068	133,000	140,197
4.75%, 5/30/2042	90,000	103,422
4.75%, 11/15/2048	86,000	99,319
5.50%, 4/15/2041	115,000	137,484
6.00%, 10/1/2036	106,000	133,971
6.15%, 5/1/2037	239,000	307,928
6.22%, 4/30/2040	139,000	181,238
FedEx Corp.:
3.88%, 8/1/2042	69,000	60,083
3.90%, 2/1/2035	395,000	376,313
4.05%, 2/15/2048	347,000	301,557
4.10%, 4/15/2043	40,000	36,238
4.10%, 2/1/2045	102,000	91,102
4.40%, 1/15/2047	331,000	298,297
4.55%, 4/1/2046	629,000	592,015
4.75%, 11/15/2045	406,000	387,795
4.90%, 1/15/2034	92,000	97,002
Kansas City Southern:
4.20%, 11/15/2069	258,000	236,671
4.70%, 5/1/2048	40,000	39,434
4.95%, 8/15/2045	102,000	120,813
Norfolk Southern Corp.:
3.40%, 11/1/2049	317,000	306,609
3.94%, 11/1/2047	156,000	161,346
3.95%, 10/1/2042	226,000	242,186
4.05%, 8/15/2052	182,000	195,124
4.10%, 5/15/2049	156,000	167,892
4.15%, 2/28/2048	72,000	78,026
4.45%, 6/15/2045	127,000	145,299
4.65%, 1/15/2046	87,000	100,713
4.84%, 10/1/2041	199,000	232,446
5.10%, 8/1/2118	148,000	166,376
Union Pacific Corp.:
3.25%, 2/5/2050	242,000	238,508
3.35%, 8/15/2046	193,000	185,535
3.38%, 2/1/2035	185,000	193,823

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.60%, 9/15/2037	$98,000	$101,501
3.75%, 2/5/2070	184,000	178,927
3.80%, 10/1/2051	83,000	89,525
3.84%, 3/20/2060 (d)	207,000	219,184
3.95%, 8/15/2059	237,000	249,298
4.00%, 4/15/2047	175,000	185,306
4.05%, 11/15/2045	196,000	210,382
4.05%, 3/1/2046	94,000	99,205
4.10%, 9/15/2067	119,000	122,700
4.15%, 1/15/2045	213,000	231,156
4.25%, 4/15/2043	187,000	202,025
4.30%, 6/15/2042	34,000	37,085
4.30%, 3/1/2049	143,000	161,958
4.38%, 9/10/2038	128,000	141,064
4.38%, 11/15/2065	89,000	87,402
4.50%, 9/10/2048	417,000	468,612
United Parcel Service, Inc.:
3.40%, 11/15/2046	240,000	235,102
3.40%, 9/1/2049 (b)	54,000	52,919
3.63%, 10/1/2042	45,000	45,949
3.75%, 11/15/2047	241,000	251,522
4.88%, 11/15/2040	263,000	312,794
6.20%, 1/15/2038	488,000	652,427
		18,260,682
TRUCKING & LEASING — 0.0% (f)
GATX Corp. 5.20%, 3/15/2044	66,000	78,995
WATER — 0.3%
American Water Capital Corp.:
3.75%, 9/1/2047	265,000	266,190
4.00%, 12/1/2046	204,000	211,454
4.15%, 6/1/2049	286,000	310,925
4.20%, 9/1/2048 (b)	102,000	106,934
4.30%, 12/1/2042	97,000	102,266
4.30%, 9/1/2045	298,000	309,765
6.59%, 10/15/2037	33,000	44,738
Aqua America, Inc. 4.28%, 5/1/2049	103,000	112,328
Veolia Environnement SA 6.75%, 6/1/2038	74,000	102,966
		1,567,566
TOTAL CORPORATE BONDS & NOTES (Cost $532,850,092)		504,084,901

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (g) (h)	192,422	$192,249
State Street Navigator Securities Lending Portfolio II (i) (j)	8,713,598	8,713,598
TOTAL SHORT-TERM INVESTMENTS (Cost $8,905,808)		8,905,847
TOTAL INVESTMENTS — 100.9% (Cost $541,755,900)		512,990,748
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(4,515,695)
NET ASSETS — 100.0%		$508,475,053
(a)	When-issued security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2020.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2020.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$504,084,901	$—	$504,084,901
Short-Term Investments	8,905,847	—	—	8,905,847
TOTAL INVESTMENTS	$8,905,847	$504,084,901	$—	$512,990,748
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$41,571,421	$41,378,100	$(1,110)	$38	192,422	$192,249	$16,517
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,399,343	1,399,343	8,640,667	10,040,010	—	—	—	—	4,164
State Street Navigator Securities Lending Portfolio II	—	—	32,085,733	23,372,135	—	—	8,713,598	8,713,598	14,234
State Street Navigator Securities Lending Portfolio III	1,304,620	1,304,620	11,064,790	12,369,410	—	—	—	—	2,712
Total		$2,703,963	$93,362,611	$87,159,655	$(1,110)	$38		$8,905,847	$37,627
See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds:
2.00%, 2/15/2050 (a)	$36,798,500	$42,628,762
2.25%, 8/15/2046	34,536,200	41,179,022
2.25%, 8/15/2049	50,378,300	60,942,000
2.38%, 11/15/2049 (a)	46,373,000	57,654,681
2.50%, 2/15/2045	40,036,200	49,519,775
2.50%, 2/15/2046	35,410,000	44,102,048
2.50%, 5/15/2046	36,875,600	45,967,740
2.75%, 8/15/2042 (a)	22,589,400	28,865,018
2.75%, 11/15/2042 (a)	24,916,700	31,893,376
2.75%, 8/15/2047	34,172,200	44,979,158
2.75%, 11/15/2047	35,249,800	46,430,596
2.88%, 5/15/2043	37,155,700	48,325,632
2.88%, 8/15/2045	38,634,500	51,383,885
2.88%, 11/15/2046	36,696,800	49,099,172
2.88%, 5/15/2049 (a)	45,708,600	62,035,141
3.00%, 5/15/2042	14,329,100	19,050,986
3.00%, 11/15/2044	42,197,000	56,827,491
3.00%, 5/15/2045	37,431,000	50,473,364
3.00%, 11/15/2045	37,786,300	51,448,409
3.00%, 2/15/2047	33,900,100	46,443,137
3.00%, 5/15/2047	36,670,500	50,278,693
3.00%, 2/15/2048	38,540,300	53,125,395
3.00%, 8/15/2048	43,217,500	59,775,205
3.00%, 2/15/2049	48,848,400	67,723,727
3.13%, 11/15/2041	13,915,200	18,815,960
3.13%, 2/15/2042	16,686,300	22,594,293
3.13%, 2/15/2043	26,359,500	35,733,597
3.13%, 8/15/2044	38,530,500	52,859,030
3.13%, 5/15/2048	41,816,000	58,947,492
3.38%, 5/15/2044 (a)	36,084,000	51,329,490
3.38%, 11/15/2048	51,911,000	76,511,947
3.50%, 2/15/2039	10,637,400	14,905,657
3.63%, 8/15/2043	33,366,400	48,761,865
3.63%, 2/15/2044	36,643,500	53,762,885
3.75%, 8/15/2041	15,758,600	23,182,378
3.75%, 11/15/2043 (a)	31,410,400	46,826,035
3.88%, 8/15/2040	15,333,600	22,787,167
4.25%, 5/15/2039	10,151,400	15,558,607
4.25%, 11/15/2040	15,852,400	24,697,544
4.38%, 2/15/2038 (a)	7,499,000	11,562,521
4.38%, 11/15/2039	13,259,100	20,746,348
Security Description	Principal Amount	Value
4.38%, 5/15/2040	$11,715,000	$18,445,634
4.38%, 5/15/2041	12,947,300	20,576,092
4.50%, 2/15/2036 (a)	10,682,100	16,211,756
4.50%, 5/15/2038 (a)	7,302,700	11,437,854
4.50%, 8/15/2039	11,214,300	17,711,585
4.63%, 2/15/2040	14,182,600	22,940,355
4.75%, 2/15/2037	6,242,900	9,830,617
4.75%, 2/15/2041	18,705,200	30,989,256
5.00%, 5/15/2037 (a)	6,483,300	10,499,907
5.38%, 2/15/2031 (a)	11,711,300	17,202,802
6.25%, 5/15/2030 (a)	6,620,200	10,100,977
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,702,182,097)		1,945,682,064
	Shares
SHORT-TERM INVESTMENTS — 13.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c)	133,688	133,688
State Street Navigator Securities Lending Portfolio II (d) (e)	270,362,195	270,362,195
TOTAL SHORT-TERM INVESTMENTS (Cost $270,495,883)		270,495,883
TOTAL INVESTMENTS — 113.0% (Cost $1,972,677,980)		2,216,177,947
LIABILITIES IN EXCESS OF OTHER ASSETS — (13.0)%		(255,273,605)
NET ASSETS — 100.0%		$1,960,904,342
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR PORTFOLIO LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,945,682,064	$—	$1,945,682,064
Short-Term Investments	270,495,883	—	—	270,495,883
TOTAL INVESTMENTS	$270,495,883	$1,945,682,064	$—	$2,216,177,947
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	97,705	$97,705	$62,671,105	$62,635,122	$—	$—	133,688	$133,688	$46,733
State Street Navigator Securities Lending Portfolio II	—	—	1,309,066,553	1,038,704,358	—	—	270,362,195	270,362,195	255,116
State Street Navigator Securities Lending Portfolio III	—	—	138,899,686	138,899,686	—	—	—	—	1,782
Total		$97,705	$1,510,637,344	$1,240,239,166	$—	$—		$270,495,883	$303,631
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 101.3%
Federal Home Loan Mortgage Corp.:
2.00%, 2/1/2032	$4,026,260	$4,137,323
2.50%, 5/1/2028	302,427	313,982
2.50% 6/1/2028	151,260	157,175
2.50%, 10/1/2029	56,008	58,165
2.50%, 1/1/2031	198,197	205,981
2.50%, 6/1/2031	1,010,582	1,050,249
2.50%, 2/1/2033	241,518	251,317
2.50%, 1/1/2035	3,336,176	3,482,014
2.50%, 2/1/2040	9,322,929	9,706,220
2.50%, 9/1/2046	270,294	282,209
3.00%, 10/1/2026	212,707	222,579
3.00%, 3/1/2027	382,156	400,280
3.00%, 2/1/2029	43,359	45,452
3.00%, 7/1/2029	86,719	90,959
3.00%, 8/1/2029	250,344	262,585
3.00%, 9/1/2029	59,928	62,859
3.00%, 10/1/2030	223,482	234,527
3.00%, 11/1/2030	302,299	317,059
3.00%, 2/1/2031	1,087,861	1,141,549
3.00%, 11/1/2031	417,245	437,521
3.00%, 2/1/2032	229,071	240,446
3.00%, 5/1/2032	769,314	806,814
3.00%, 12/1/2032	6,955,497	7,294,538
3.00%, 2/1/2033	371,951	390,194
3.00%, 4/1/2033	4,411,802	4,629,673
3.00%, 5/1/2033	241,435	252,951
3.00%, 9/1/2034	2,847,485	3,000,467
3.00%, 12/1/2034	6,206,797	6,534,254
3.00%, 1/1/2035	5,731,343	6,017,552
3.00%, 4/1/2035	648,974	684,343
3.00%, 6/1/2035	712,405	751,231
3.00%, 7/1/2035	415,766	438,425
3.00%, 4/1/2036	398,390	420,086
3.00%, 8/1/2036	896,272	944,508
3.00%, 9/1/2036	523,250	551,470
3.00%, 1/1/2038	374,333	395,028
3.00% 2/1/2038	2,147,225	2,267,673
3.00% 11/1/2042	1,412,421	1,497,972
3.00%, 1/1/2043	868,995	921,475
3.00% 2/1/2043	1,212,353	1,285,689
3.00%, 3/1/2043	359,168	380,362
3.00%, 6/1/2043	100,565	106,499
3.00%, 7/1/2043	191,740	203,055
3.00%, 8/1/2043	97,645	103,407
3.00%, 9/1/2043	105,613	111,845
3.00%, 10/1/2043	106,170	112,435
3.00%, 12/1/2044	288,784	305,221
3.00%, 1/1/2045	1,209,041	1,278,215
3.00%, 6/1/2045	138,954	146,491
3.00% 7/1/2045	1,113,204	1,173,589
Security Description	Principal Amount	Value
3.00%, 8/1/2045	$1,019,394	$1,081,052
3.00%, 5/1/2046	363,048	382,024
3.00% 6/1/2046	5,871,970	6,214,918
3.00%, 7/1/2046	1,418,434	1,492,155
3.00%, 8/1/2046	269,163	283,232
3.00% 9/1/2046	3,888,738	4,091,995
3.00%, 10/1/2046	1,568,984	1,650,992
3.00%, 11/1/2046	448,071	471,491
3.00%, 12/1/2046	940,621	990,653
3.00%, 1/1/2047	735,483	773,926
3.00% 2/1/2047	3,242,799	3,423,798
3.00% 7/1/2047	2,249,041	2,366,130
3.00%, 2/1/2048	411,459	431,997
3.00%, 8/1/2048	1,863,246	1,964,250
3.00% 10/1/2049	11,230,121	11,806,349
3.00% 12/1/2049	117,677,538	123,962,497
3.00%, 1/1/2050	2,964,505	3,108,943
3.00% 2/1/2050	29,949,340	31,454,896
3.50%, 3/1/2021	35,794	35,945
3.50%, 2/1/2026	166,557	175,303
3.50%, 10/1/2026	130,395	137,300
3.50%, 1/1/2029	41,306	43,665
3.50%, 3/1/2029	852,062	899,035
3.50%, 4/1/2029	330,040	348,235
3.50%, 6/1/2029	70,267	74,162
3.50%, 8/1/2029	41,822	44,140
3.50%, 9/1/2029	816,347	861,350
3.50%, 2/1/2030	27,618	29,155
3.50%, 1/1/2034	373,471	392,876
3.50%, 3/1/2034	1,198,569	1,260,733
3.50%, 8/1/2034	423,597	445,806
3.50%, 7/1/2035	222,616	236,834
3.50%, 2/1/2039	276,077	293,484
3.50%, 3/1/2039	863,069	917,159
3.50%, 4/1/2039	431,171	457,042
3.50%, 10/1/2041	1,774,103	1,903,016
3.50%, 2/1/2042	1,047,375	1,123,481
3.50%, 7/1/2042	22,222	23,791
3.50%, 9/1/2042	357,647	382,742
3.50%, 3/1/2043	175,729	187,611
3.50%, 5/1/2043	470,655	502,480
3.50%, 11/1/2043	88,085	94,041
3.50%, 12/1/2043	909,041	978,499
3.50%, 1/1/2044	894,132	956,870
3.50%, 5/1/2044	331,853	353,684
3.50%, 6/1/2044	189,826	202,373
3.50%, 8/1/2044	85,501	91,153
3.50%, 10/1/2044	1,361,170	1,451,137
3.50%, 11/1/2044	143,805	153,310
3.50%, 12/1/2044	326,078	347,630
3.50% 1/1/2045	721,900	769,414
3.50%, 2/1/2045	317,311	338,284
3.50% 7/1/2045	274,104	292,012
3.50%, 8/1/2045	317,818	338,454
3.50%, 10/1/2045	318,973	339,684

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 11/1/2045	$233,861	$249,045
3.50% 12/1/2045	901,405	960,326
3.50% 1/1/2046	640,218	681,967
3.50% 3/1/2046	1,796,384	1,912,960
3.50% 5/1/2046	802,732	853,671
3.50%, 7/1/2046	1,524,352	1,625,581
3.50% 12/1/2046	863,633	918,536
3.50% 2/1/2047	3,294,390	3,510,291
3.50%, 6/1/2047	643,297	682,031
3.50%, 8/1/2047	675,562	716,239
3.50%, 9/1/2047	532,562	567,682
3.50%, 10/1/2047	3,450,746	3,658,522
3.50% 11/1/2047	3,488,041	3,720,941
3.50%, 12/1/2047	533,432	565,551
3.50% 2/1/2048	1,844,869	1,955,382
3.50% 5/1/2048	555,299	590,221
3.50% 6/1/2048	1,070,500	1,134,361
3.50%, 11/1/2048	277,836	293,870
3.50% 4/1/2049	3,647,156	3,854,142
3.50%, 6/1/2049	370,737	393,217
3.50%, 7/1/2049	2,873,649	3,037,746
3.50% 8/1/2049	4,594,151	4,858,516
3.50%, 9/1/2049	1,166,819	1,234,933
3.50%, 10/1/2049	679,963	718,792
3.50% 12/1/2049	96,306,977	102,941,033
3.50% 1/1/2050	40,638,497	43,328,149
4.00%, 5/1/2021	3,590	3,601
4.00%, 2/1/2027	436,611	460,877
4.00%, 11/1/2033	134,128	141,476
4.00%, 6/1/2035	163,391	176,339
4.00% 10/1/2040	1,359,960	1,476,943
4.00%, 12/1/2041	105,146	114,299
4.00%, 2/1/2042	277,490	301,532
4.00%, 4/1/2042	50,851	55,278
4.00%, 6/1/2042	171,117	185,105
4.00%, 10/1/2043	245,013	266,329
4.00% 5/1/2044	123,788	133,179
4.00%, 7/1/2044	219,687	236,355
4.00%, 8/1/2044	212,453	228,484
4.00%, 10/1/2044	183,458	197,377
4.00%, 11/1/2044	356,252	383,133
4.00%, 12/1/2044	49,951	53,741
4.00%, 2/1/2045	432,416	464,482
4.00%, 4/1/2045	74,443	79,994
4.00% 5/1/2045	1,969,685	2,128,917
4.00%, 10/1/2045	247,363	265,809
4.00% 12/1/2045	545,531	586,134
4.00%, 1/1/2046	957,495	1,028,895
4.00%, 9/1/2046	282,727	307,752
4.00%, 1/1/2047	5,251,817	5,626,450
4.00%, 5/1/2047	465,982	499,697
4.00%, 6/1/2047	347,469	371,273
4.00%, 7/1/2047	184,920	197,808
4.00%, 8/1/2047	639,850	684,443
4.00%, 9/1/2047	309,412	330,976
Security Description	Principal Amount	Value
4.00%, 12/1/2047	$346,601	$370,346
4.00%, 2/1/2048	741,291	791,768
4.00%, 3/1/2048	638,432	681,905
4.00%, 4/1/2048	638,748	682,758
4.00%, 5/1/2048	655,515	699,069
4.00% 7/1/2048	676,397	723,000
4.00%, 9/1/2048	822,798	881,648
4.00%, 10/1/2048	3,113,853	3,328,396
4.00%, 11/1/2048	315,709	336,686
4.00%, 12/1/2048	2,177,316	2,348,046
4.00% 1/1/2049	2,676,697	2,891,512
4.00% 3/1/2049	11,874,236	12,723,504
4.00%, 4/1/2049	7,420,412	7,968,596
4.00%, 6/1/2049	2,918,731	3,118,418
4.00% 7/1/2049	13,649,291	14,652,396
4.00%, 8/1/2049	942,950	1,005,869
4.00%, 9/1/2049	1,982,055	2,114,308
4.00% 1/1/2050	18,269,330	19,558,906
4.50%, 2/1/2039	76,249	83,544
4.50%, 7/1/2041	184,525	203,500
4.50%, 9/1/2041	50,799	56,023
4.50%, 10/1/2041	376,287	414,452
4.50%, 10/1/2043	107,594	117,959
4.50%, 3/1/2044	151,259	164,685
4.50%, 7/1/2044	459,450	500,273
4.50%, 9/1/2044	230,581	253,642
4.50%, 10/1/2044	260,022	282,999
4.50%, 7/1/2045	435,215	479,357
4.50%, 8/1/2045	44,850	48,712
4.50%, 8/1/2046	239,057	261,983
4.50%, 7/1/2047	713,853	777,175
4.50%, 12/1/2047	469,188	505,545
4.50%, 7/1/2048	218,898	235,519
4.50%, 8/1/2048	679,767	733,911
4.50%, 11/1/2048	132,926	143,578
4.50% 1/1/2049	1,738,129	1,882,554
4.50%, 3/1/2049	182,705	196,578
4.50%, 5/1/2049	1,364,730	1,468,433
4.50%, 8/1/2049	8,910,007	9,682,627
5.00%, 12/1/2033	406,195	454,148
5.00%, 9/1/2038	34,907	38,454
5.00%, 9/1/2039	165,190	181,955
5.00%, 12/1/2041	110,803	121,931
5.00%, 12/1/2044	407,962	448,897
5.00%, 7/1/2048	625,268	677,444
5.00% 8/1/2048	3,042,333	3,295,079
5.00% 9/1/2048	6,777,363	7,340,545
5.00%, 9/1/2049	19,518,123	21,229,077
5.50%, 9/1/2035	3,692	4,156
5.50%, 6/1/2036	8,435	9,454
5.50%, 12/1/2036	15,513	17,387
5.50%, 7/1/2037	218,979	245,393
5.50%, 4/1/2038	179,782	201,412
5.50%, 5/1/2038	2,994	3,355
5.50%, 8/1/2038	257,210	288,286

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 7/1/2040	$470,405	$548,860
Federal National Mortgage Association:
2.00%, 11/1/2031	185,565	190,684
2.00%, 4/1/2035	5,000,000	5,135,700
2.50% 12/1/2027	1,516,628	1,574,154
2.50% 7/1/2028	423,655	440,129
2.50%, 8/1/2028	206,822	214,865
2.50%, 9/1/2028	1,107,651	1,149,664
2.50%, 10/1/2028	97,939	101,747
2.50% 3/1/2029	558,772	580,191
2.50%, 6/1/2029	9,795,944	10,167,505
2.50%, 2/1/2030	76,307	79,230
2.50%, 4/1/2030	374,237	388,927
2.50%, 5/1/2030	106,635	110,799
2.50%, 6/1/2030	1,909,742	1,984,303
2.50% 7/1/2030	2,811,767	2,921,116
2.50%, 8/1/2030	2,297,981	2,387,700
2.50%, 11/1/2030	349,082	362,785
2.50%, 8/1/2031	583,308	606,065
2.50%, 9/1/2031	1,213,403	1,260,743
2.50% 10/1/2031	1,174,286	1,220,100
2.50% 11/1/2031	1,185,159	1,231,410
2.50%, 12/1/2031	416,292	432,533
2.50%, 2/1/2032	1,020,112	1,061,064
2.50%, 4/1/2032	692,290	720,201
2.50%, 6/1/2032	2,793,093	2,902,064
2.50%, 10/1/2032	105,069	109,305
2.50%, 12/1/2032	256,669	267,017
2.50%, 6/1/2034	788,493	818,142
2.50%, 8/1/2034	4,146,028	4,307,782
2.50%, 12/1/2034	3,591,617	3,726,672
2.50%, 1/1/2035	2,602,266	2,716,022
2.50%, 2/1/2035	5,662,861	5,875,800
2.50%, 2/1/2040	11,012,945	11,465,380
2.50%, 11/1/2049	1,769,256	1,833,993
2.50%, 12/1/2049	3,630,721	3,763,569
2.50%, 1/1/2050	1,980,094	2,052,546
2.50%, 2/1/2050	2,485,504	2,576,449
3.00%, 12/1/2026	55,593	58,158
3.00%, 2/1/2027	29,996	31,380
3.00% 8/1/2027	952,167	996,614
3.00%, 6/1/2028	1,502,100	1,572,905
3.00%, 10/1/2028	83,630	87,637
3.00%, 11/1/2028	121,788	127,694
3.00%, 6/1/2029	65,409	68,595
3.00%, 7/1/2029	121,926	127,852
3.00% 8/1/2029	156,046	163,630
3.00%, 9/1/2029	63,683	66,778
3.00%, 10/1/2029	204,594	214,559
3.00%, 2/1/2030	7,359,223	7,711,793
3.00%, 4/1/2030	188,214	197,263
3.00% 5/1/2030	1,857,185	1,944,727
3.00%, 6/1/2030	83,049	87,042
3.00%, 9/1/2030	71,259	74,685
Security Description	Principal Amount	Value
3.00%, 11/1/2030	$451,466	$473,174
3.00%, 12/1/2030	86,874	91,051
3.00%, 1/1/2031	460,669	483,641
3.00% 4/1/2031	448,328	470,453
3.00%, 7/1/2032	665,107	697,566
3.00% 11/1/2032	9,472,715	9,935,002
3.00% 12/1/2032	1,206,698	1,265,835
3.00%, 1/1/2033	316,329	331,767
3.00%, 2/1/2034	306,785	321,262
3.00%, 10/1/2034	2,551,661	2,671,013
3.00%, 12/1/2034	2,916,713	3,073,415
3.00% 1/1/2035	2,242,005	2,347,978
3.00%, 2/1/2035	216,248	227,886
3.00%, 2/1/2036	211,627	223,082
3.00%, 9/1/2036	515,427	545,307
3.00%, 12/1/2036	378,358	402,683
3.00%, 8/1/2037	355,868	375,446
3.00%, 3/1/2038	3,089,291	3,259,251
3.00%, 8/1/2038	5,691,418	6,021,360
3.00%, 11/1/2039	679,845	714,951
3.00%, 2/1/2040	4,965,274	5,221,672
3.00%, 9/1/2042	224,235	237,712
3.00%, 10/1/2042	416,221	441,237
3.00%, 12/1/2042	188,498	199,827
3.00%, 2/1/2043	541,153	573,678
3.00%, 3/1/2043	1,073,372	1,129,201
3.00% 4/1/2043	786,922	833,107
3.00% 5/1/2043	648,920	687,007
3.00% 6/1/2043	817,201	865,165
3.00% 7/1/2043	289,164	306,136
3.00% 8/1/2043	773,193	818,573
3.00%, 9/1/2043	170,077	180,059
3.00%, 1/1/2044	96,692	102,368
3.00%, 10/1/2044	2,883,290	3,056,585
3.00%, 1/1/2045	544,672	575,557
3.00% 4/1/2045	666,660	703,814
3.00%, 5/1/2045	176,184	185,688
3.00%, 8/1/2045	817,514	865,496
3.00% 11/1/2045	540,545	569,703
3.00%, 12/1/2045	235,257	247,947
3.00%, 4/1/2046	9,478,504	9,989,797
3.00%, 5/1/2046	247,722	260,607
3.00% 9/1/2046	4,790,391	5,065,233
3.00% 10/1/2046	3,228,343	3,405,494
3.00% 11/1/2046	6,490,303	6,839,447
3.00% 12/1/2046	831,713	876,394
3.00% 1/1/2047	5,966,981	6,318,021
3.00% 3/1/2047	1,420,137	1,495,716
3.00% 4/1/2047	9,536,698	10,034,489
3.00%, 7/1/2047	9,651,649	10,153,656
3.00%, 8/1/2047	976,854	1,027,663
3.00%, 12/1/2047	5,656,811	5,951,036
3.00%, 2/1/2048	471,037	494,565
3.00%, 11/1/2049	12,584,353	13,197,492
3.00%, 1/1/2050	4,499,151	4,718,360

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/2050	$5,894,619	$6,244,664
3.50%, 12/1/2025	99,590	104,850
3.50%, 1/1/2026	13,886	14,611
3.50%, 1/1/2027	84,420	88,824
3.50%, 1/1/2028	145,784	153,553
3.50%, 1/1/2029	99,712	105,377
3.50%, 5/1/2029	147,445	155,571
3.50%, 10/1/2029	45,966	48,499
3.50%, 9/1/2030	11,167,855	11,810,513
3.50%, 12/1/2030	140,028	147,774
3.50%, 3/1/2031	834,937	881,121
3.50%, 6/1/2031	674,775	713,982
3.50%, 4/1/2032	359,800	381,268
3.50% 5/1/2032	6,041,914	6,383,633
3.50%, 9/1/2032	1,208,887	1,285,053
3.50%, 11/1/2032	5,652,652	5,978,982
3.50%, 2/1/2033	273,077	289,026
3.50%, 3/1/2033	390,635	413,665
3.50%, 5/1/2033	472,089	500,041
3.50%, 6/1/2033	305,095	320,865
3.50%, 3/1/2034	895,391	944,919
3.50%, 4/1/2034	614,961	650,371
3.50% 6/1/2034	473,571	502,071
3.50%, 7/1/2034	199,942	210,425
3.50% 11/1/2034	2,153,041	2,270,516
3.50%, 7/1/2037	324,225	344,881
3.50%, 11/1/2037	285,935	304,146
3.50%, 2/1/2038	1,796,778	1,911,249
3.50%, 12/1/2038	354,551	376,877
3.50%, 9/1/2040	1,138,462	1,213,333
3.50%, 12/1/2040	243,772	261,410
3.50%, 1/1/2041	232,730	249,569
3.50% 5/1/2042	900,227	963,384
3.50%, 6/1/2042	373,021	399,191
3.50%, 7/1/2042	198,738	212,681
3.50%, 1/1/2043	111,155	118,954
3.50%, 2/1/2043	1,254,167	1,342,154
3.50%, 4/1/2043	284,127	303,251
3.50% 5/1/2043	472,151	504,521
3.50%, 6/1/2043	843,588	900,370
3.50%, 1/1/2044	124,910	133,318
3.50%, 5/1/2044	546,596	585,898
3.50%, 8/1/2044	211,311	226,580
3.50%, 9/1/2044	352,559	375,761
3.50%, 10/1/2044	70,673	75,321
3.50% 1/1/2045	337,873	360,094
3.50% 2/1/2045	4,683,369	5,014,835
3.50%, 3/1/2045	190,096	203,290
3.50%, 4/1/2045	174,953	186,258
3.50% 5/1/2045	762,176	812,261
3.50%, 7/1/2045	2,695,636	2,869,832
3.50% 8/1/2045	8,188,511	8,737,375
3.50%, 9/1/2045	987,051	1,058,515
3.50% 11/1/2045	3,539,429	3,771,812
3.50% 12/1/2045	771,237	821,075
Security Description	Principal Amount	Value
3.50% 2/1/2046	$1,311,852	$1,395,932
3.50%, 3/1/2046	188,167	201,790
3.50% 4/1/2046	1,186,990	1,262,157
3.50% 6/1/2046	845,945	899,515
3.50% 8/1/2046	8,210,820	8,748,622
3.50%, 10/1/2046	696,141	740,225
3.50% 2/1/2047	2,079,535	2,216,643
3.50%, 3/1/2047	834,721	885,558
3.50% 4/1/2047	956,000	1,018,316
3.50% 5/1/2047	23,643,229	25,166,590
3.50% 9/1/2047	1,994,264	2,121,951
3.50%, 10/1/2047	362,952	384,703
3.50% 11/1/2047	10,097,978	10,735,862
3.50% 12/1/2047	1,143,810	1,215,466
3.50% 1/1/2048	4,316,214	4,574,870
3.50% 2/1/2048	5,198,672	5,537,063
3.50% 3/1/2048	10,495,320	11,185,684
3.50%, 4/1/2048	244,550	261,885
3.50% 5/1/2048	2,520,878	2,692,884
3.50%, 6/1/2048	865,365	914,943
3.50%, 7/1/2048	15,797,850	16,818,728
3.50%, 8/1/2048	311,240	332,608
3.50%, 9/1/2048	154,665	164,168
3.50%, 11/1/2048	5,727,155	6,070,364
3.50% 4/1/2049	5,516,848	5,893,396
3.50%, 8/1/2049	15,079,408	15,940,505
3.50%, 9/1/2049	983,175	1,043,475
3.50%, 10/1/2049	6,148,223	6,499,312
3.50%, 11/1/2049	3,260,701	3,446,900
4.00%, 5/1/2020	2	2
4.00%, 7/1/2021	6,406	6,460
4.00%, 8/1/2026	45,412	47,924
4.00%, 11/1/2033	172,092	181,548
4.00%, 1/1/2034	205,162	221,336
4.00%, 8/1/2034	1,138,812	1,213,022
4.00%, 5/1/2037	165,713	178,238
4.00%, 9/1/2038	410,844	440,561
4.00%, 2/1/2039	1,758,509	1,885,705
4.00%, 12/1/2039	3,875,470	4,207,462
4.00%, 9/1/2040	1,259,095	1,367,392
4.00%, 10/1/2040	239,574	260,180
4.00%, 12/1/2040	201,090	218,386
4.00%, 2/1/2041	280,525	304,654
4.00% 10/1/2041	928,638	1,009,133
4.00%, 12/1/2041	96,683	105,070
4.00%, 2/1/2042	411,322	447,000
4.00%, 4/1/2042	377,798	408,585
4.00%, 9/1/2043	420,519	453,990
4.00% 10/1/2043	615,196	663,952
4.00%, 12/1/2043	129,410	139,584
4.00%, 2/1/2044	122,585	132,222
4.00%, 5/1/2044	445,914	479,857
4.00%, 6/1/2044	91,485	98,395
4.00% 7/1/2044	3,967,564	4,262,200
4.00%, 8/1/2044	412,971	450,905

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 9/1/2044	$63,086	$67,852
4.00% 10/1/2044	78,097	83,996
4.00%, 11/1/2044	668,655	719,162
4.00% 12/1/2044	2,031,299	2,215,893
4.00%, 3/1/2045	3,455,641	3,737,239
4.00% 6/1/2045	1,081,599	1,162,660
4.00%, 7/1/2045	1,650,574	1,772,976
4.00%, 8/1/2045	832,703	898,169
4.00% 9/1/2045	485,796	521,988
4.00% 12/1/2045	1,382,492	1,495,023
4.00%, 2/1/2046	202,739	217,774
4.00% 3/1/2046	20,097,390	21,838,577
4.00% 4/1/2046	1,291,848	1,387,820
4.00%, 6/1/2046	233,780	254,312
4.00%, 7/1/2046	604,149	647,252
4.00%, 9/1/2046	248,498	271,104
4.00%, 11/1/2046	6,732,794	7,281,446
4.00%, 2/1/2047	291,090	315,730
4.00%, 3/1/2047	272,948	294,374
4.00% 4/1/2047	24,143,793	26,225,916
4.00% 5/1/2047	1,891,199	2,027,078
4.00%, 6/1/2047	191,060	204,084
4.00% 7/1/2047	5,506,939	5,945,171
4.00% 8/1/2047	1,897,244	2,038,329
4.00%, 9/1/2047	602,733	643,819
4.00% 10/1/2047	18,954,070	20,260,335
4.00%, 1/1/2048	341,311	364,577
4.00%, 4/1/2048	247,381	267,484
4.00% 5/1/2048	809,578	863,064
4.00% 7/1/2048	6,948,260	7,424,390
4.00%, 8/1/2048	775,616	826,858
4.00%, 9/1/2048	886,550	949,996
4.00% 11/1/2048	4,634,138	4,951,694
4.00% 12/1/2048	10,326,132	11,008,340
4.00%, 2/1/2049	215,580	231,008
4.00%, 3/1/2049	298,291	318,194
4.00%, 4/1/2049	535,903	576,744
4.00%, 5/1/2049	377,696	402,898
4.00%, 6/1/2049	838,960	896,148
4.00% 7/1/2049	11,525,939	12,517,886
4.00% 8/1/2049	14,808,401	15,877,609
4.50%, 11/1/2024	20,932	21,916
4.50%, 3/1/2029	1,774,186	1,861,109
4.50%, 4/1/2031	61,563	67,050
4.50%, 9/1/2040	2,965,588	3,265,568
4.50%, 5/1/2041	160,558	176,800
4.50%, 9/1/2041	94,502	104,181
4.50%, 1/1/2042	190,532	210,046
4.50% 9/1/2043	400,271	440,425
4.50%, 10/1/2043	163,501	179,190
4.50% 12/1/2043	1,139,121	1,249,097
4.50%, 3/1/2044	63,921	69,578
4.50%, 4/1/2044	56,301	61,284
4.50%, 5/1/2044	178,259	195,364
4.50% 6/1/2044	263,537	286,859
Security Description	Principal Amount	Value
4.50%, 10/1/2044	$215,886	$234,990
4.50%, 5/1/2045	443,292	486,121
4.50%, 7/1/2046	206,852	226,837
4.50%, 8/1/2046	383,355	417,280
4.50%, 5/1/2047	3,320,566	3,660,653
4.50%, 8/1/2047	237,619	255,953
4.50%, 9/1/2047	468,711	504,876
4.50%, 12/1/2047	419,106	451,443
4.50%, 6/1/2048	582,962	631,234
4.50% 7/1/2048	306,255	331,614
4.50% 8/1/2048	1,306,938	1,413,131
4.50% 9/1/2048	4,359,166	4,708,889
4.50% 10/1/2048	18,371,253	19,760,718
4.50% 11/1/2048	13,261,249	14,354,675
4.50%, 12/1/2048	595,950	643,498
4.50% 2/1/2049	19,256,187	20,812,178
4.50%, 4/1/2049	1,040,234	1,119,435
4.50% 5/1/2049	9,394,766	10,158,894
4.50%, 9/1/2049	4,514,024	4,857,710
5.00%, 6/1/2039	377,091	421,413
5.00%, 8/1/2039	441,350	485,837
5.00%, 6/1/2040	244,221	268,711
5.00%, 7/1/2040	119,375	131,346
5.00%, 9/1/2040	119,336	131,303
5.00%, 2/1/2041	80,847	88,954
5.00%, 3/1/2042	201,029	221,188
5.00%, 7/1/2044	60,550	66,246
5.00%, 1/1/2045	66,435	72,685
5.00%, 5/1/2048	2,137,967	2,324,986
5.00%, 7/1/2048	790,831	856,501
5.00% 8/1/2048	616,057	672,864
5.00%, 9/1/2048	2,163,170	2,333,719
5.00%, 1/1/2049	366,158	396,564
5.00%, 8/1/2049	3,405,466	3,673,963
5.00%, 10/1/2049	2,642,315	2,873,451
5.50%, 1/1/2035	296,335	333,596
5.50%, 4/1/2036	149,439	168,138
5.50%, 11/1/2038	61,239	68,579
5.50%, 12/1/2038	28,592	32,014
5.50%, 12/1/2039	60,443	67,688
5.50%, 7/1/2041	132,284	148,190
6.00%, 1/1/2037	23,484	26,612
6.00%, 9/1/2037	43,549	50,868
6.00%, 9/1/2039	33,626	39,127
6.00%, 6/1/2040	78,776	91,902
6.00%, 10/1/2040	102,624	119,764
TBA, 2.50%, 4/1/2035 (a)	18,500,000	19,189,495
TBA, 2.50%, 4/1/2050 (a)	26,575,000	27,537,546
TBA, 3.00%, 4/1/2035 (a)	2,571,372	2,689,552
TBA, 3.00%, 4/1/2050 (a)	57,140,000	59,911,861
TBA, 3.50%, 4/1/2050 (a)	12,575,000	13,295,422
TBA, 4.00%, 4/1/2050 (a)	5,925,000	6,320,079
TBA, 5.00%, 4/1/2050 (a)	5,000,000	5,395,800
Government National Mortgage Association:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 1/20/2043	$69,118	$72,874
2.50%, 3/20/2043	418,248	440,934
2.50%, 12/20/2046	1,073,821	1,132,188
2.50%, 12/20/2049	2,482,016	2,596,967
2.50%, 1/20/2050	2,587,614	2,707,455
2.50%, 2/20/2050	2,893,535	3,026,110
3.00%, 5/20/2032	421,943	441,898
3.00%, 5/15/2042	120,746	130,454
3.00%, 7/20/2042	220,487	237,276
3.00%, 8/20/2042	276,496	297,550
3.00%, 12/20/2042	281,911	303,378
3.00%, 1/20/2043	426,999	459,514
3.00%, 3/20/2043	338,557	363,514
3.00%, 4/20/2043	206,491	221,712
3.00%, 8/20/2043	596,435	640,401
3.00%, 10/20/2043	1,299,692	1,395,499
3.00%, 11/20/2044	241,385	258,834
3.00%, 12/20/2044	116,337	124,746
3.00%, 2/15/2045	116,155	124,926
3.00%, 3/15/2045	104,870	112,359
3.00%, 3/20/2045	61,833	66,096
3.00%, 4/20/2045	188,599	201,603
3.00%, 5/20/2045	243,630	260,429
3.00%, 6/20/2045	11,226,422	12,000,485
3.00%, 7/20/2045	2,426,255	2,593,545
3.00%, 8/20/2045	98,862	105,678
3.00%, 9/20/2045	616,720	659,243
3.00%, 12/20/2045	274,886	293,840
3.00%, 1/20/2046	405,850	433,833
3.00% 2/20/2046	8,451,661	9,062,186
3.00%, 5/20/2046	345,078	369,071
3.00%, 6/20/2046	4,571,682	4,889,547
3.00%, 7/20/2046	248,885	266,190
3.00%, 8/20/2046	16,104,790	17,224,540
3.00%, 9/20/2046	1,636,272	1,750,040
3.00%, 10/20/2046	1,391,407	1,488,150
3.00%, 12/20/2046	833,243	891,178
3.00%, 1/20/2047	2,307,578	2,468,021
3.00%, 2/20/2047	513,060	548,733
3.00%, 6/20/2047	158,195	168,035
3.00%, 7/20/2047	11,453,462	12,165,852
3.00%, 10/20/2047	1,132,670	1,203,121
3.00%, 11/20/2047	805,696	855,810
3.00%, 1/20/2048	2,142,294	2,275,542
3.00%, 9/20/2048	679,902	722,191
3.00%, 12/20/2048	320,260	340,180
3.00%, 6/20/2049	374,254	395,850
3.00%, 9/20/2049	10,213,061	10,813,237
3.00%, 12/20/2049	5,063,377	5,360,929
3.00%, 1/20/2050	48,763,596	51,629,213
3.50%, 12/20/2041	212,049	229,300
3.50%, 2/15/2042	192,060	208,587
3.50%, 4/15/2042	81,526	88,541
3.50%, 6/20/2042	484,255	523,824
3.50%, 10/20/2042	360,801	390,283
Security Description	Principal Amount	Value
3.50%, 11/20/2042	$51,391	$55,679
3.50%, 2/20/2043	178,471	193,090
3.50% 3/20/2043	214,809	233,748
3.50% 4/20/2043	254,603	275,169
3.50%, 5/20/2043	201,837	217,824
3.50%, 7/20/2043	1,078,205	1,163,609
3.50%, 9/20/2043	246,763	266,308
3.50%, 10/20/2043	1,272,862	1,373,684
3.50%, 3/20/2044	1,895,973	2,046,151
3.50%, 4/20/2044	203,856	219,228
3.50%, 5/20/2044	216,004	232,293
3.50%, 6/20/2044	5,338,515	5,741,088
3.50%, 7/20/2044	109,433	117,685
3.50%, 8/20/2044	159,186	171,190
3.50%, 10/20/2044	4,087,910	4,396,177
3.50%, 12/20/2044	45,278	48,692
3.50%, 1/20/2045	1,611,553	1,733,079
3.50%, 2/20/2045	488,743	525,598
3.50%, 3/20/2045	56,393	60,016
3.50% 4/20/2045	187,889	201,759
3.50%, 5/20/2045	491,648	523,237
3.50%, 6/20/2045	100,961	107,448
3.50%, 7/20/2045	858,833	914,014
3.50%, 8/20/2045	518,706	552,034
3.50%, 9/20/2045	271,994	289,470
3.50%, 10/20/2045	917,706	976,669
3.50%, 11/20/2045	629,077	669,495
3.50%, 12/20/2045	66,054	70,298
3.50%, 1/20/2046	226,578	241,136
3.50%, 2/20/2046	112,539	119,769
3.50%, 4/20/2046	5,226,073	5,548,463
3.50%, 5/20/2046	1,709,404	1,814,855
3.50%, 6/20/2046	1,516,083	1,609,609
3.50%, 7/20/2046	4,136,171	4,391,326
3.50%, 8/20/2046	940,400	998,412
3.50%, 9/20/2046	1,047,848	1,112,489
3.50%, 10/20/2046	1,158,585	1,230,056
3.50%, 12/20/2046	632,440	671,454
3.50%, 1/20/2047	232,958	247,329
3.50%, 2/20/2047	628,122	666,871
3.50%, 3/20/2047	838,518	889,575
3.50%, 5/20/2047	890,955	945,205
3.50%, 6/20/2047	499,247	529,647
3.50%, 7/20/2047	603,808	640,574
3.50%, 8/20/2047	1,055,677	1,119,958
3.50%, 9/20/2047	1,587,235	1,683,882
3.50%, 10/20/2047	549,659	583,128
3.50%, 12/20/2047	4,266,363	4,526,142
3.50%, 1/20/2048	2,779,846	2,949,111
3.50%, 2/20/2048	2,821,099	2,992,876
3.50%, 6/20/2048	227,723	240,952
3.50%, 8/20/2048	168,860	178,670
3.50%, 2/20/2049	263,720	279,040
3.50%, 6/20/2049	1,230,726	1,301,124
3.50%, 7/20/2049	4,266,684	4,510,741

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 8/20/2049	$6,052,816	$6,399,042
3.50%, 9/20/2049	10,045,818	10,620,446
3.50%, 10/20/2049	50,146,183	53,014,583
3.50%, 11/20/2049	21,235,148	22,449,815
3.50%, 1/20/2050	14,913,169	15,766,214
4.00%, 2/15/2040	7,967	8,717
4.00%, 4/15/2040	106,785	116,612
4.00%, 11/20/2041	98,740	108,226
4.00%, 2/20/2042	109,879	120,436
4.00%, 5/20/2042	95,179	104,092
4.00%, 8/20/2042	44,029	48,152
4.00%, 8/20/2043	113,298	123,425
4.00%, 11/20/2043	707,846	771,118
4.00%, 3/20/2044	124,829	135,412
4.00%, 7/15/2044	135,428	146,977
4.00%, 7/20/2044	125,705	136,362
4.00%, 8/20/2044	299,894	325,319
4.00%, 12/20/2044	313,182	339,734
4.00%, 1/20/2045	109,350	118,621
4.00%, 2/20/2045	333,528	361,805
4.00%, 5/15/2045	63,571	68,930
4.00%, 6/15/2045	82,805	89,785
4.00%, 7/20/2045	439,081	472,651
4.00%, 8/20/2045	85,884	92,450
4.00%, 10/20/2045	166,426	179,150
4.00%, 11/20/2045	444,636	478,631
4.00%, 1/20/2046	105,602	113,676
4.00%, 4/20/2046	356,751	384,027
4.00%, 5/20/2046	780,175	836,635
4.00%, 1/20/2047	676,710	725,683
4.00%, 3/20/2047	484,919	520,012
4.00%, 4/20/2047	123,311	131,523
4.00%, 5/20/2047	304,231	324,492
4.00%, 6/20/2047	319,584	340,868
4.00%, 8/20/2047	342,526	365,338
4.00%, 9/20/2047	1,095,067	1,167,997
4.00%, 11/20/2047	1,788,654	1,907,776
4.00%, 2/20/2048	3,890,619	4,149,727
4.00%, 3/20/2048	6,238,656	6,654,140
4.00%, 6/20/2048	681,167	726,562
4.00%, 8/20/2048	321,767	343,211
4.00%, 9/20/2048	697,494	743,978
4.00%, 11/20/2048	945,581	1,008,598
4.00%, 3/20/2049	1,063,332	1,129,034
4.00%, 4/20/2049	456,823	485,050
4.00%, 5/20/2049	3,370,521	3,578,781
4.00%, 6/20/2049	15,837,200	16,815,760
4.00%, 7/20/2049	51,296,128	54,465,648
4.00%, 1/20/2050	489,166	519,391
4.50%, 6/15/2039	23,508	25,945
4.50%, 4/15/2040	105,249	116,977
4.50%, 6/15/2040	82,982	92,228
4.50%, 9/20/2040	97,260	106,958
4.50%, 3/15/2041	54,416	60,480
4.50%, 6/15/2041	25,597	28,464
Security Description	Principal Amount	Value
4.50%, 7/15/2041	$39,003	$43,371
4.50%, 7/20/2041	181,676	199,931
4.50%, 12/20/2041	157,303	172,989
4.50%, 10/20/2043	41,123	44,960
4.50%, 12/20/2043	111,630	122,044
4.50%, 1/20/2044	87,361	95,512
4.50%, 4/20/2044	125,779	137,514
4.50%, 5/20/2045	68,312	74,478
4.50%, 10/20/2045	100,697	109,788
4.50%, 11/20/2045	262,363	286,048
4.50%, 1/20/2046	5,039,833	5,494,802
4.50%, 6/20/2046	216,851	236,427
4.50%, 7/20/2046	119,584	130,380
4.50%, 12/20/2046	464,056	507,352
4.50%, 6/20/2047	1,571,012	1,676,228
4.50%, 8/20/2047	229,296	243,747
4.50%, 12/20/2047	127,311	135,335
4.50%, 1/20/2048	261,072	277,526
4.50%, 3/20/2048	157,485	167,410
4.50%, 4/20/2048	3,479,930	3,699,244
4.50%, 6/20/2048	233,780	248,662
4.50%, 8/20/2048	268,971	286,094
4.50%, 9/20/2048	515,511	548,329
4.50%, 11/20/2048	342,415	364,214
4.50%, 12/20/2048	7,635,617	8,121,705
4.50%, 2/20/2049	196,755	209,281
4.50%, 4/20/2049	952,162	1,012,777
4.50%, 5/20/2049	770,936	818,602
4.50%, 6/20/2049	13,216,902	14,034,080
4.50%, 7/20/2049	14,087,981	14,959,017
4.50%, 9/20/2049	1,877,944	1,994,054
5.00%, 12/15/2038	34,710	39,721
5.00%, 5/15/2039	38,082	41,356
5.00%, 11/20/2042	154,041	173,432
5.00%, 3/20/2043	30,847	34,714
5.00%, 4/20/2043	73,605	82,871
5.00%, 5/20/2043	26,320	29,633
5.00%, 8/20/2043	123,315	137,468
5.00%, 5/20/2044	66,821	74,490
5.00%, 6/20/2044	39,037	43,517
5.00%, 7/20/2044	100,777	112,150
5.00%, 12/20/2045	486,716	542,575
5.00%, 4/20/2048	95,580	101,796
5.00%, 5/20/2048	639,236	680,809
5.00%, 7/20/2048	231,947	246,510
5.00%, 10/20/2048	370,991	394,284
5.00%, 1/20/2049	2,741,430	2,913,559
5.00%, 4/20/2049	1,214,848	1,291,126
5.00%, 6/20/2049	8,212,336	8,727,973
5.00%, 7/20/2049	1,268,464	1,348,108
5.50%, 9/15/2035	30,219	32,766
5.50%, 7/15/2038	12,266	13,354
5.50%, 3/15/2039	80,387	93,004
5.50%, 2/20/2049	241,170	261,286
6.00%, 8/15/2040	29,066	34,394

See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
6.00%, 9/15/2040	$51,214	$60,848
6.00%, 1/20/2046	160,229	184,849
TBA, 2.50%, 4/1/2050 (a)	3,150,000	3,291,088
TBA, 3.00%, 4/1/2050 (a)	13,050,000	13,800,505
TBA, 3.50%, 4/1/2050 (a)	9,250,000	9,751,442
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,968,583,170)		2,003,201,378
	Shares
SHORT-TERM INVESTMENT — 7.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.81% (b) (c) (Cost $140,150,588)	140,177,929	140,051,769
TOTAL INVESTMENTS — 108.4% (Cost $2,108,733,758)		2,143,253,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.4)%		(165,583,936)
NET ASSETS — 100.0%		$1,977,669,211

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
TBA	To Be Announced

At March 31, 2020, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Notes	275	06/19/2020	$35,987,706	$38,139,063	$2,151,356
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Government Agency Obligations	$—	$2,003,201,378	$—	$2,003,201,378
Short-Term Investment	140,051,769	—	—	140,051,769
TOTAL INVESTMENTS	$140,051,769	$2,003,201,378	$—	$2,143,253,147
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	2,151,356	—	—	2,151,356
TOTAL OTHER FINANCIAL INSTRUMENTS:	$2,151,356	$—	$—	$2,151,356
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$142,203,125	$2,003,201,378	$—	$2,145,404,503
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to schedule of investments.

SPDR PORTFOLIO MORTGAGE BACKED BOND ETF (formerly, SPDR Bloomberg Barclays Mortgage Backed Bond ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,060,350,271	$919,974,696	$(224,987)	$(98,819)	140,177,929	$140,051,769	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	9,526,747	9,526,747	28,319,640	37,846,387	—	—	—	—	62,504
Total		$9,526,747	$1,088,669,911	$957,821,083	$(224,987)	$(98,819)		$140,051,769	$62,504
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 96.4%
ADVERTISING — 0.3%
Interpublic Group of Cos., Inc. 3.75%, 10/1/2021	$7,049,000	$7,122,028
Omnicom Group, Inc./Omnicom Capital, Inc. 3.63%, 5/1/2022	4,868,000	4,945,255
WPP Finance 2010 3.63%, 9/7/2022	4,963,000	5,167,029
		17,234,312
AEROSPACE & DEFENSE — 1.3%
Boeing Co 8.75%, 8/15/2021	470,000	483,776
Boeing Co.:
2.13%, 3/1/2022	2,579,000	2,430,114
2.30%, 8/1/2021 (a)	5,397,000	5,203,571
2.35%, 10/30/2021	3,233,000	3,117,711
2.70%, 5/1/2022 (a)	4,237,000	4,009,600
Embraer SA 5.15%, 6/15/2022	3,946,000	3,592,320
General Dynamics Corp.:
2.25%, 11/15/2022	2,232,000	2,245,504
3.00%, 5/11/2021	11,397,000	11,479,628
3.38%, 5/15/2023	5,451,000	5,656,721
3.88%, 7/15/2021 (a)	1,028,000	1,048,580
Lockheed Martin Corp.:
2.50%, 11/23/2020 (a)	6,054,000	6,041,771
3.35%, 9/15/2021	3,831,000	3,897,928
Northrop Grumman Corp.:
2.55%, 10/15/2022	10,237,000	10,230,244
3.50%, 3/15/2021	3,685,000	3,700,551
Raytheon Co. 2.50%, 12/15/2022	2,052,000	2,065,707
Rockwell Collins, Inc. 2.80%, 3/15/2022	8,478,000	8,564,815
		73,768,541
AGRICULTURE — 1.3%
Altria Group, Inc.:
2.85%, 8/9/2022	9,794,000	9,842,382
3.49%, 2/14/2022	7,582,000	7,671,847
4.75%, 5/5/2021	6,795,000	6,909,020
Archer-Daniels-Midland Co.:
3.38%, 3/15/2022	3,755,000	3,828,936
4.48%, 3/1/2021	652,000	664,923
BAT Capital Corp. 2.76%, 8/15/2022	8,359,000	8,214,891
Bunge, Ltd. Finance Corp. 3.00%, 9/25/2022	3,251,000	3,205,258
Philip Morris International, Inc.:
2.38%, 8/17/2022 (a)	4,940,000	4,981,200
2.50%, 8/22/2022	295,000	298,139
2.50%, 11/2/2022	3,869,000	3,882,890
2.63%, 2/18/2022	6,743,000	6,758,644
Security Description	Principal Amount	Value
2.90%, 11/15/2021	$3,815,000	$3,839,301
4.13%, 5/17/2021	795,000	811,202
Reynolds American, Inc. 4.00%, 6/12/2022	10,525,000	10,674,139
		71,582,772
AIRLINES — 0.2%
Continental Airlines 2007-1 Pass Through Trust Series 071A, 5.98%, 10/19/2023	25,888	26,458
Delta Air Lines 2007-1 Pass Through Trust Series 071A, 6.82%, 2/10/2024	1,010,172	975,128
Delta Air Lines, Inc.:
3.40%, 4/19/2021	3,916,000	3,649,164
3.63%, 3/15/2022	5,680,000	5,265,758
		9,916,508
APPAREL — 0.1%
Tapestry, Inc. 3.00%, 7/15/2022	3,884,000	3,763,635
AUTO MANUFACTURERS — 3.1%
American Honda Finance Corp.:
1.95%, 5/20/2022	3,055,000	3,024,633
Series GMTN, 1.70%, 9/9/2021 (a)	3,839,000	3,773,391
Series MTN, 1.65%, 7/12/2021	3,087,000	3,049,524
Series MTN, 1.95%, 5/10/2023	5,952,000	5,826,353
Series MTN, 2.20%, 6/27/2022	3,771,000	3,683,588
Series MTN, 2.60%, 11/16/2022 (a)	1,180,000	1,167,586
Series MTN, 3.38%, 12/10/2021	4,310,000	4,329,998
Ford Motor Credit Co. LLC 2.43%, 6/12/2020	2,739,000	2,686,192
General Motors Financial Co., Inc.:
3.15%, 6/30/2022	7,633,000	6,926,261
3.20%, 7/13/2020	4,933,000	4,918,990
3.20%, 7/6/2021	9,313,000	8,843,345
3.45%, 1/14/2022	8,405,000	7,847,833
3.45%, 4/10/2022 (a)	10,333,000	9,592,641
3.55%, 4/9/2021	3,954,000	3,782,752
3.55%, 7/8/2022 (a)	9,143,000	8,496,773
4.20%, 3/1/2021	8,179,000	7,864,109
4.20%, 11/6/2021 (a)	9,411,000	8,833,729
4.38%, 9/25/2021	4,970,000	4,733,875
PACCAR Financial Corp.:
3.15%, 8/9/2021	3,203,000	3,242,429
Series MTN, 1.90%, 2/7/2023 (a)	2,722,000	2,675,535

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.00%, 9/26/2022	$1,859,000	$1,826,449
Series MTN, 2.25%, 2/25/2021 (a)	245,000	243,763
Series MTN, 2.50%, 8/14/2020 (a)	419,000	418,128
Series MTN, 2.65%, 5/10/2022	3,746,000	3,753,792
Series MTN, 2.80%, 3/1/2021	3,029,000	3,045,841
Series MTN, 2.85%, 3/1/2022	527,000	525,018
Series MTN, 3.10%, 5/10/2021 (a)	3,432,000	3,464,673
Toyota Motor Corp.:
2.16%, 7/2/2022 (a)	2,311,000	2,292,489
3.18%, 7/20/2021	4,229,000	4,271,079
Toyota Motor Credit Corp.:
Series GMTN, 1.90%, 4/8/2021	4,760,000	4,785,894
Series GMTN, 2.70%, 1/11/2023	6,000	6,034
Series GMTN, 2.80%, 7/13/2022 (a)	2,195,000	2,201,102
Series MTN, 1.80%, 10/7/2021	6,283,000	6,258,371
Series MTN, 2.60%, 1/11/2022 (a)	4,142,000	4,162,296
Series MTN, 2.65%, 4/12/2022 (a)	4,398,000	4,403,366
Series MTN, 2.75%, 5/17/2021 (a)	1,230,000	1,240,812
Series MTN, 2.90%, 3/30/2023	1,555,000	1,568,342
Series MTN, 2.95%, 4/13/2021	18,022,000	18,086,699
Series MTN, 3.30%, 1/12/2022	3,763,000	3,818,128
Series MTN, 3.40%, 9/15/2021	4,208,000	4,268,048
		175,939,861
BANKS — 35.9%
Associated Bank NA Series BKNT, 3.50%, 8/13/2021	2,341,000	2,347,063
Australia & New Zealand Banking Group, Ltd.:
2.55%, 11/23/2021	2,050,000	2,064,535
2.63%, 5/19/2022	3,702,000	3,742,722
3.30%, 5/17/2021	6,013,000	6,080,406
Series MTN, 2.05%, 11/21/2022	7,099,000	7,102,266
Series MTN, 2.30%, 6/1/2021	5,364,000	5,371,563
Series MTN, 2.63%, 11/9/2022 (a)	908,000	922,337
Banco Santander SA:
3.13%, 2/23/2023	5,262,000	5,162,759
3.50%, 4/11/2022	4,699,000	4,676,727
Security Description	Principal Amount	Value
3.85%, 4/12/2023	$5,387,000	$5,384,845
Bank of America Corp.:
5.70%, 1/24/2022	7,974,000	8,407,945
3 Month USD LIBOR + 0.78%, 3.55%, 3/5/2024 (b)	5,000,000	5,179,850
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b)	42,032,000	42,825,144
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (b)	12,608,000	12,713,907
Series GMTN, 2.63%, 4/19/2021	7,168,000	7,205,202
Series GMTN, 3.30%, 1/11/2023	18,440,000	19,051,655
Series GMTN, 3 Month USD LIBOR + 0.93%, 2.82%, 7/21/2023 (b)	5,734,000	5,773,737
Series MTN, 2.50%, 10/21/2022	12,168,000	12,177,126
Series MTN, 5.00%, 5/13/2021 (a)	710,000	731,975
Series MTN, 3 Month USD LIBOR + 0.63%, 3.50%, 5/17/2022 (b)	9,913,000	10,030,866
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (b)	9,684,000	9,792,170
Bank of America NA 3 Month USD LIBOR + 0.65%, 3.34%, 1/25/2023 (a) (b)	3,096,000	3,156,774
Bank of Montreal:
Series D, 3.10%, 4/13/2021	6,039,000	6,098,303
Series MTN, 1.90%, 8/27/2021	8,442,000	8,444,195
Series MTN, 2.05%, 11/1/2022	17,241,000	17,139,795
Series MTN, 2.35%, 9/11/2022	1,145,000	1,158,797
Series MTN, 2.55%, 11/6/2022 (a)	594,000	603,118
Series MTN, 2.90%, 3/26/2022	10,287,000	10,424,126
Bank of New York Mellon Corp.:
3.55%, 9/23/2021 (a)	6,224,000	6,401,695
Series MTN, 1.85%, 1/27/2023 (a)	6,440,000	6,439,356
Series MTN, 1.95%, 8/23/2022 (a)	5,323,000	5,345,623
Series MTN, 2.05%, 5/3/2021	5,550,000	5,575,585
Series MTN, 2.50%, 4/15/2021	3,924,000	3,943,738
Series MTN, 2.60%, 2/7/2022	5,233,000	5,285,225
Series MTN, 2.95%, 1/29/2023	7,703,000	7,874,546

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 0.63%, 2.66%, 5/16/2023 (b)	$3,589,000	$3,628,156
Bank of Nova Scotia:
1.95%, 2/1/2023	9,028,000	8,984,936
2.00%, 11/15/2022	5,256,000	5,253,898
2.38%, 1/18/2023	2,299,000	2,306,610
2.70%, 3/7/2022 (a)	7,720,000	7,855,254
2.80%, 7/21/2021 (a)	3,934,000	3,977,274
Series BKNT, 2.45%, 3/22/2021	5,415,000	5,426,047
Series BKNT, 2.45%, 9/19/2022	6,000	6,095
Series BKNT, 3.13%, 4/20/2021	10,238,000	10,342,223
Barclays Bank PLC 5.14%, 10/14/2020	3,937,000	3,917,827
Barclays PLC:
3.20%, 8/10/2021	4,931,000	4,885,635
3.68%, 1/10/2023 (a)	250,000	251,910
3 Month USD LIBOR + 1.40%, 4.61%, 2/15/2023 (b)	18,323,000	18,544,159
BB&T Corp.:
Series MTN, 2.05%, 5/10/2021	5,715,000	5,706,370
Series MTN, 2.75%, 4/1/2022 (a)	3,788,000	3,814,743
Series MTN, 3.05%, 6/20/2022	14,425,000	14,728,935
Series MTN, 3.20%, 9/3/2021	3,854,000	3,974,245
Series MTN, 3.95%, 3/22/2022 (a)	1,188,000	1,218,888
BBVA USA:
Series BKNT, 2.88%, 6/29/2022	3,770,000	3,723,931
Series BKNT, 3.50%, 6/11/2021	3,968,000	3,959,072
BNP Paribas SA Series MTN, 3.25%, 3/3/2023	50,000	51,791
BPCE SA Series MTN, 2.75%, 12/2/2021	5,223,000	5,218,038
Branch Banking & Trust Co.:
2.63%, 1/15/2022 (a)	1,568,000	1,576,154
Series BKNT, 2.85%, 4/1/2021	3,551,000	3,561,653
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022 (a)	3,456,000	3,501,308
3 Month USD LIBOR + 0.79%, 2.61%, 7/22/2023 (b)	3,969,000	3,939,987
Capital One NA:
2.15%, 9/6/2022	17,040,000	16,587,247
Series BKNT, 2.25%, 9/13/2021	4,485,000	4,386,330
Security Description	Principal Amount	Value
Series BKNT, 2.65%, 8/8/2022	$10,330,000	$10,223,394
Series BKNT, 2.95%, 7/23/2021	2,832,000	2,840,694
Citibank NA:
Series BKNT, 3.40%, 7/23/2021	8,019,000	8,160,134
Series BKNT, 3 Month USD LIBOR + 0.60%, 2.84%, 5/20/2022 (b)	6,148,000	6,149,230
Citigroup, Inc.:
2.35%, 8/2/2021	7,289,000	7,292,207
2.70%, 3/30/2021	7,916,000	7,947,743
2.70%, 10/27/2022	11,562,000	11,623,510
2.75%, 4/25/2022	14,484,000	14,624,205
2.90%, 12/8/2021	16,622,000	16,748,161
4.05%, 7/30/2022	8,449,000	8,639,102
4.50%, 1/14/2022	16,757,000	17,393,598
3 Month USD LIBOR + 0.72%, 3.14%, 1/24/2023 (b)	8,892,000	8,960,379
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (b)	13,254,000	13,279,183
SOFR + 0.87%, 2.31%, 11/4/2022 (b)	6,006,000	5,990,144
Citizens Bank NA/Providence RI:
Series BKNT, 2.55%, 5/13/2021	3,530,000	3,525,058
Series BKNT, 2.65%, 5/26/2022	345,000	344,207
Series BKNT, 3.25%, 2/14/2022	4,615,000	4,676,195
Citizens Financial Group, Inc. 2.38%, 7/28/2021	3,076,000	3,053,453
Commonwealth Bank of Australia Series BKNT, 2.55%, 3/15/2021 (a)	3,944,000	3,936,073
Cooperatieve Rabobank UA:
2.75%, 1/10/2022	9,255,000	9,337,184
2.75%, 1/10/2023	3,828,000	3,822,603
3.13%, 4/26/2021	4,698,000	4,731,638
3.88%, 2/8/2022	14,045,000	14,478,429
3.95%, 11/9/2022	10,018,000	10,178,589
Series GMTN, 1.88%, 7/19/2021	36,000	36,462
Credit Suisse AG:
2.10%, 11/12/2021	9,040,000	9,012,970
3.00%, 10/29/2021	9,102,000	9,173,178
Credit Suisse Group Funding Guernsey, Ltd.:
3.45%, 4/16/2021	8,079,000	8,130,706
3.80%, 9/15/2022	14,379,000	14,571,966
Deutsche Bank AG:
3.30%, 11/16/2022	363,000	357,286

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
3.38%, 5/12/2021	$9,559,000	$9,038,417
4.25%, 10/14/2021	16,573,000	15,727,114
Series D, 5.00%, 2/14/2022	6,898,000	6,732,862
Series GMTN, 3.38%, 5/12/2021	4,014,000	3,874,353
Discover Bank:
7.00%, 4/15/2020	1,378,000	1,379,144
Series BKNT, 3.20%, 8/9/2021	3,877,000	3,855,134
Series BKNT, 3.35%, 2/6/2023	640,000	636,922
Fifth Third Bancorp:
2.60%, 6/15/2022	3,857,000	3,828,420
3.50%, 3/15/2022 (a)	2,475,000	2,492,449
Fifth Third Bank:
Series BKNT, 1.80%, 1/30/2023	4,524,000	4,453,607
Series BKNT, 2.25%, 6/14/2021 (a)	5,931,000	5,946,243
Series BKNT, 2.88%, 10/1/2021	3,971,000	4,011,107
Series BKNT, 3.35%, 7/26/2021	3,767,000	3,821,169
First Republic Bank:
Series BKNT, 2.50%, 6/6/2022	2,153,000	2,214,533
Series BKNT, SOFR + 0.62%, 1.91%, 2/12/2024 (a) (b)	3,418,000	3,276,905
FNB Corp. 2.20%, 2/24/2023	1,532,000	1,502,371
Goldman Sachs Group, Inc.:
2.35%, 11/15/2021	9,996,000	9,970,010
2.63%, 4/25/2021	5,952,000	5,957,892
3.00%, 4/26/2022	20,499,000	20,620,559
3.20%, 2/23/2023	6,137,000	6,252,130
3.63%, 1/22/2023	250,000	257,495
5.25%, 7/27/2021	17,701,000	18,343,015
5.75%, 1/24/2022	33,605,000	35,603,489
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (b)	25,599,000	25,666,325
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (b)	19,367,000	19,507,798
3 Month USD LIBOR + 1.05%, 2.91%, 6/5/2023 (b)	7,539,000	7,558,149
HSBC Holdings PLC:
2.65%, 1/5/2022	21,632,000	21,592,413
2.95%, 5/25/2021	5,987,000	5,974,727
3.40%, 3/8/2021	8,675,000	8,721,498
3.60%, 5/25/2023	9,975,000	10,125,722
4.00%, 3/30/2022	10,742,000	11,005,824
4.88%, 1/14/2022	2,537,000	2,600,628
5.10%, 4/5/2021	12,646,000	12,929,776
Security Description	Principal Amount	Value
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (a) (b)	$7,990,000	$7,896,916
3 Month USD LIBOR + 1.06%, 3.26%, 3/13/2023 (b)	11,415,000	11,376,075
Huntington Bancshares, Inc.:
2.30%, 1/14/2022	6,387,000	6,328,942
3.15%, 3/14/2021	3,329,000	3,334,959
7.00%, 12/15/2020 (a)	3,129,000	3,209,259
Huntington National Bank:
1.80%, 2/3/2023	3,033,000	2,974,827
3.25%, 5/14/2021	3,762,000	3,791,231
Series BKNT, 2.50%, 8/7/2022	566,000	567,511
Series BKNT, 3.13%, 4/1/2022	4,950,000	5,030,041
ING Groep NV 3.15%, 3/29/2022	7,551,000	7,559,533
JPMorgan Chase & Co.:
2.40%, 6/7/2021	9,963,000	10,011,022
2.55%, 3/1/2021	13,214,000	13,255,360
2.97%, 1/15/2023	6,029,000	6,110,391
3.20%, 1/25/2023 (a)	12,668,000	13,030,431
3.25%, 9/23/2022	14,361,000	14,754,491
4.35%, 8/15/2021	14,192,000	14,589,092
4.50%, 1/24/2022	16,724,000	17,471,061
4.63%, 5/10/2021	10,169,000	10,412,242
3 Month USD LIBOR + 0.61%, 3.51%, 6/18/2022 (b)	12,765,000	12,957,113
3 Month USD LIBOR + 0.70%, 3.21%, 4/1/2023 (b)	9,978,000	10,151,318
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (b)	7,396,000	7,480,019
Series MTN, 2.30%, 8/15/2021	12,193,000	12,095,212
KeyBank NA:
Series BKNT, 1.25%, 3/10/2023 (a)	10,270,000	10,120,263
Series BKNT, 2.30%, 9/14/2022	3,259,000	3,260,271
Series BKNT, 2.40%, 6/9/2022	1,719,000	1,709,631
Series BKNT, 2.50%, 11/22/2021	2,161,000	2,180,319
Series BKNT, 3.18%, 10/15/2027 (a)	1,690,000	1,676,125
Series BKNT, 3.30%, 2/1/2022	2,980,000	3,029,826
Series BKNT, 3.35%, 6/15/2021	3,219,000	3,262,939
KeyCorp. Series MTN, 5.10%, 3/24/2021	4,353,000	4,436,882

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Lloyds Bank PLC:
2.25%, 8/14/2022	$6,602,000	$6,572,885
3.30%, 5/7/2021	4,912,000	4,913,965
Lloyds Banking Group PLC:
3.00%, 1/11/2022	6,122,000	6,050,311
3.10%, 7/6/2021	3,939,000	3,925,213
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (b)	20,386,000	20,001,724
3 Month USD LIBOR + 1.25%, 2.86%, 3/17/2023 (b)	6,130,000	6,037,743
Manufacturers & Traders Trust Co. Series BKNT, 2.50%, 5/18/2022	3,917,000	3,942,108
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	3,025,000	3,011,750
2.62%, 7/18/2022	23,239,000	23,241,789
2.67%, 7/25/2022	8,659,000	8,691,038
2.95%, 3/1/2021	4,121,000	4,124,256
3.00%, 2/22/2022	3,987,000	4,051,151
3.22%, 3/7/2022	7,497,000	7,615,752
3.54%, 7/26/2021	6,214,000	6,267,378
Mizuho Financial Group, Inc.:
2.27%, 9/13/2021	4,219,000	4,171,916
2.60%, 9/11/2022	3,797,000	3,795,026
2.95%, 2/28/2022	6,107,000	6,081,473
3 Month USD LIBOR + 0.84%, 2.72%, 7/16/2023 (b)	12,294,000	12,264,249
Morgan Stanley:
2.75%, 5/19/2022	31,584,000	31,764,345
4.88%, 11/1/2022	5,625,000	5,882,287
Series GMTN, 2.50%, 4/21/2021	12,530,000	12,526,241
Series GMTN, 3.13%, 1/23/2023 (a)	8,223,000	8,416,981
Series GMTN, 3.75%, 2/25/2023 (a)	11,022,000	11,400,275
Series GMTN, 5.50%, 7/28/2021	14,427,000	14,986,912
Series MTN, 2.63%, 11/17/2021	20,033,000	20,100,511
MUFG Americas Holdings Corp. 3.50%, 6/18/2022	15,000	14,663
MUFG Union Bank NA:
Series BKNT, 2.10%, 12/9/2022 (a)	3,940,000	3,839,294
Series BKNT, 3.15%, 4/1/2022	7,903,000	7,911,456
National Australia Bank, Ltd.:
1.88%, 12/13/2022	6,493,000	6,468,132
2.80%, 1/10/2022	8,486,000	8,578,413
3.38%, 9/20/2021	3,177,000	3,232,915
3.70%, 11/4/2021	3,873,000	3,972,342
Security Description	Principal Amount	Value
Series BKNT, 1.88%, 7/12/2021	$4,824,000	$4,791,052
Series GMTN, 2.50%, 5/22/2022	3,954,000	3,980,096
National Bank of Canada Series MTN, 2.10%, 2/1/2023	8,036,000	7,869,896
Northern Trust Corp.:
2.38%, 8/2/2022	4,000	4,126
3.38%, 8/23/2021 (a)	3,619,000	3,689,715
PNC Bank NA:
3 Month USD LIBOR + 0.00%, 1.74%, 2/24/2023 (b)	3,779,000	3,615,936
3 Month USD LIBOR + 0.42%, 2.03%, 12/9/2022 (a) (b)	7,344,000	7,306,766
Series BKNT, 2.15%, 4/29/2021	4,847,000	4,848,842
Series BKNT, 2.45%, 7/28/2022	1,705,000	1,712,894
Series BKNT, 2.55%, 12/9/2021	1,103,000	1,111,460
Series BKNT, 2.63%, 2/17/2022	4,645,000	4,688,198
Series BKNT, 2.70%, 11/1/2022	6,151,000	6,188,890
Series BKNT, 3 Month USD LIBOR + 0.44%, 2.23%, 7/22/2022 (b)	4,281,000	4,284,853
PNC Financial Services Group, Inc.:
2.85%, 11/9/2022 (c)	3,963,000	4,010,556
3.30%, 3/8/2022	10,682,000	10,838,384
Regions Bank Series BKNT, 2.75%, 4/1/2021	3,816,000	3,795,088
Regions Financial Corp. 2.75%, 8/14/2022	6,438,000	6,372,783
Royal Bank of Canada:
Series GMTN, 1.95%, 1/17/2023	4,872,000	4,822,159
Series GMTN, 2.75%, 2/1/2022 (a)	4,735,000	4,825,628
Series GMTN, 2.80%, 4/29/2022	7,656,000	7,759,815
Series GMTN, 3.20%, 4/30/2021	5,744,000	5,810,056
Royal Bank of Scotland Group PLC:
6.13%, 12/15/2022	10,825,000	11,098,006
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (b)	9,160,000	9,139,298
Santander Holdings USA, Inc.:
3.70%, 3/28/2022	10,378,000	10,254,398
4.45%, 12/3/2021	3,955,000	3,993,917

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Santander UK Group Holdings PLC:
2.88%, 8/5/2021	$10,548,000	$10,494,838
3.13%, 1/8/2021	3,802,000	3,789,682
3.57%, 1/10/2023	687,000	684,231
3 Month USD LIBOR + 1.08%, 3.37%, 1/5/2024 (b)	997,000	985,415
Santander UK PLC:
2.10%, 1/13/2023	8,227,000	7,962,584
3.40%, 6/1/2021	5,846,000	5,859,855
3.75%, 11/15/2021	2,882,000	2,806,030
Skandinaviska Enskilda Banken AB:
1.88%, 9/13/2021	5,231,000	5,179,213
2.63%, 3/15/2021	4,392,000	4,392,395
2.80%, 3/11/2022	2,393,000	2,396,039
Sumitomo Mitsui Banking Corp.:
3.00%, 1/18/2023	11,000	11,090
3.20%, 7/18/2022 (a)	6,465,000	6,573,289
Sumitomo Mitsui Financial Group, Inc.:
2.06%, 7/14/2021	8,990,000	8,924,643
2.44%, 10/19/2021	5,996,000	5,991,683
2.78%, 7/12/2022	8,542,000	8,598,719
2.78%, 10/18/2022	9,503,000	9,620,932
2.85%, 1/11/2022	3,851,000	3,872,527
2.93%, 3/9/2021	6,963,000	6,972,609
3.10%, 1/17/2023	13,039,000	13,153,091
SunTrust Bank Series BKNT, 3 Month USD LIBOR + 0.59%, 3.50%, 8/2/2022 (b)	3,806,000	3,914,471
SunTrust Banks, Inc.:
2.70%, 1/27/2022	4,473,000	4,490,803
2.90%, 3/3/2021	4,971,000	4,984,223
Svenska Handelsbanken AB:
Series BKNT, 1.88%, 9/7/2021 (a)	4,904,000	4,808,862
Series BKNT, 2.45%, 3/30/2021	6,089,000	6,097,342
Series BKNT, 3.35%, 5/24/2021	6,748,000	6,812,781
Synchrony Bank:
Series BKNT, 3.00%, 6/15/2022	3,759,000	3,601,235
Series BKNT, 3.65%, 5/24/2021	3,810,000	3,764,432
Synovus Bank SOFR + 0.95%, 2.29%, 2/10/2023 (b)	1,799,000	1,745,102
Synovus Financial Corp. 3.13%, 11/1/2022	200,000	200,104
Toronto-Dominion Bank:
1.80%, 7/13/2021 (a)	6,088,000	6,116,553
Series MTN, 1.90%, 12/1/2022	10,668,000	10,645,170
Security Description	Principal Amount	Value
Series MTN, 2.13%, 4/7/2021 (a)	$7,514,000	$7,514,376
Series MTN, 3.25%, 6/11/2021	4,068,000	4,145,170
Truist Bank:
Series BKNT, 1.25%, 3/9/2023	9,235,000	9,066,461
Series BKNT, 2.45%, 8/1/2022	1,016,000	1,019,790
Series BKNT, 2.80%, 5/17/2022	11,709,000	11,865,901
US Bancorp:
Series MTN, 2.95%, 7/15/2022	5,557,000	5,622,295
Series MTN, 3.00%, 3/15/2022	5,284,000	5,385,928
Series MTN, 4.13%, 5/24/2021	3,735,000	3,824,379
Series V, 2.63%, 1/24/2022	3,964,000	4,038,761
US Bank NA:
1.95%, 1/9/2023 (a)	3,960,000	3,950,219
Series BKNT, 1.80%, 1/21/2022	12,006,000	11,987,751
Series BKNT, 2.65%, 5/23/2022	7,706,000	7,806,872
Series BKNT, 2.85%, 1/23/2023	21,000	21,461
Series BKNT, 3.45%, 11/16/2021	8,606,000	8,764,867
Wells Fargo & Co.:
2.10%, 7/26/2021	13,275,000	13,202,120
2.50%, 3/4/2021	7,761,000	7,788,552
3.07%, 1/24/2023	33,805,000	34,235,000
Series M, 3.45%, 2/13/2023	14,712,000	15,078,476
Series MTN, 2.63%, 7/22/2022	27,943,000	28,061,478
Series MTN, 3.50%, 3/8/2022 (a)	12,898,000	13,148,995
Series MTN, 4.60%, 4/1/2021	11,744,000	12,000,372
Wells Fargo Bank NA:
Series BKNT, 3.63%, 10/22/2021	14,040,000	14,418,238
Series BKNT, 3 Month USD LIBOR + 0.61%, 2.90%, 5/27/2022 (b)	6,612,000	6,615,835
Series BKNT, 3 Month USD LIBOR + 0.65%, 2.08%, 9/9/2022 (b)	13,830,000	13,739,967
Westpac Banking Corp.:
2.00%, 8/19/2021 (a)	4,086,000	4,076,153
2.00%, 1/13/2023 (a)	3,996,000	3,958,318
2.10%, 5/13/2021	4,736,000	4,734,532
2.50%, 6/28/2022	4,407,000	4,456,138
2.75%, 1/11/2023	5,916,000	6,006,870
2.80%, 1/11/2022	11,768,000	11,891,446
Zions Bancorp NA:
3.50%, 8/27/2021	5,104,000	5,102,928

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series BKNT, 3.35%, 3/4/2022	$11,364,000	$11,149,448
		2,045,539,921
BEVERAGES — 1.5%
Anheuser-Busch InBev Finance, Inc. 3.30%, 2/1/2023	2,436,000	2,515,608
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 7/15/2022 (a)	138,000	138,429
Beam Suntory, Inc. 3.25%, 5/15/2022	1,070,000	1,071,712
Coca-Cola Co.:
1.55%, 9/1/2021	3,622,000	3,623,992
2.20%, 5/25/2022 (a)	3,693,000	3,756,224
3.30%, 9/1/2021 (a)	6,144,000	6,290,719
Constellation Brands, Inc.:
2.65%, 11/7/2022	3,646,000	3,560,137
2.70%, 5/9/2022	4,185,000	4,090,419
3.20%, 2/15/2023	1,350,000	1,349,393
3.75%, 5/1/2021 (a)	3,921,000	3,924,843
Diageo Investment Corp.:
2.88%, 5/11/2022	7,370,000	7,431,613
8.00%, 9/15/2022	283,000	321,044
Keurig Dr Pepper, Inc.:
3.55%, 5/25/2021	7,821,000	7,908,673
4.06%, 5/25/2023	2,989,000	3,129,573
Molson Coors Brewing Co.:
2.10%, 7/15/2021	3,851,000	3,782,067
3.50%, 5/1/2022	4,435,000	4,459,082
PepsiCo, Inc.:
1.70%, 10/6/2021	1,775,000	1,785,472
2.00%, 4/15/2021	4,953,000	4,956,566
2.25%, 5/2/2022 (a)	2,763,000	2,811,988
2.75%, 3/5/2022 (a)	4,753,000	4,863,983
3.00%, 8/25/2021 (a)	3,811,000	3,899,682
3.10%, 7/17/2022 (a)	8,002,000	8,339,924
		84,011,143
BIOTECHNOLOGY — 1.0%
Amgen, Inc.:
2.65%, 5/11/2022	10,907,000	11,024,905
2.70%, 5/1/2022	566,000	571,230
3.63%, 5/15/2022	3,874,000	4,052,281
3.88%, 11/15/2021	11,178,471	11,374,765
Biogen, Inc.:
2.90%, 9/15/2020 (a)	3,305,000	3,314,419
3.63%, 9/15/2022	5,645,000	5,805,770
Celgene Corp.:
2.88%, 8/15/2020	23,000	22,648
3.95%, 10/15/2020	2,238,000	2,272,555
Gilead Sciences, Inc.:
1.95%, 3/1/2022	3,749,000	3,743,676
2.55%, 9/1/2020	5,814,000	5,826,674
3.25%, 9/1/2022	3,004,000	3,086,280
Security Description	Principal Amount	Value
4.40%, 12/1/2021	$4,837,000	$5,034,930
4.50%, 4/1/2021	3,760,000	3,831,177
		59,961,310
BUILDING MATERIALS — 0.1%
Carrier Global Corp. 1.92%, 2/15/2023 (d)	5,852,000	5,758,719
Masco Corp. 3.50%, 4/1/2021	2,032,000	2,012,656
		7,771,375
CHEMICALS — 0.9%
Air Products & Chemicals, Inc. 3.00%, 11/3/2021	443,000	445,662
Cabot Corp. 3.70%, 7/15/2022	2,944,000	2,972,704
Celanese US Holdings LLC:
4.63%, 11/15/2022	69,000	67,209
5.88%, 6/15/2021	2,712,000	2,727,431
Eastman Chemical Co.:
3.50%, 12/1/2021	3,166,000	3,209,026
3.60%, 8/15/2022	3,147,000	3,319,298
Ecolab, Inc.:
2.38%, 8/10/2022	3,890,000	3,885,799
4.35%, 12/8/2021	4,398,000	4,519,165
LyondellBasell Industries NV 6.00%, 11/15/2021	5,179,000	5,280,198
Mosaic Co.:
3.25%, 11/15/2022	5,779,000	6,040,962
3.75%, 11/15/2021	876,000	901,842
NewMarket Corp. 4.10%, 12/15/2022	349,000	378,410
Nutrien, Ltd. 3.15%, 10/1/2022	1,610,000	1,638,642
Praxair, Inc.:
2.20%, 8/15/2022	3,055,000	3,043,238
2.45%, 2/15/2022	2,011,000	2,017,677
2.70%, 2/21/2023	634,000	666,030
3.00%, 9/1/2021	3,663,000	3,723,952
4.05%, 3/15/2021	3,829,000	3,879,007
Sherwin-Williams Co. 4.20%, 1/15/2022	685,000	700,159
		49,416,411
COMMERCIAL SERVICES — 0.7%
Block Financial LLC 5.50%, 11/1/2022 (a)	1,987,000	2,000,273
Cintas Corp. No. 2 2.90%, 4/1/2022	3,713,000	3,710,921
Equifax, Inc.:
2.30%, 6/1/2021	939,000	939,254
3.60%, 8/15/2021	3,089,000	3,094,159
Global Payments, Inc. 4.00%, 6/1/2023	4,312,000	4,398,412
Moody's Corp.:

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.75%, 12/15/2021	$1,508,000	$1,496,765
3.25%, 6/7/2021	3,871,000	3,884,239
4.50%, 9/1/2022	3,091,000	3,246,941
PayPal Holdings, Inc. 2.20%, 9/26/2022 (a)	7,604,000	7,523,854
Total System Services, Inc. 3.80%, 4/1/2021	3,782,000	3,877,874
Verisk Analytics, Inc. 5.80%, 5/1/2021	3,008,000	3,168,657
		37,341,349
COMPUTERS — 3.0%
Apple, Inc.:
1.55%, 8/4/2021	6,294,000	6,328,680
1.70%, 9/11/2022 (a)	5,527,000	5,611,618
2.10%, 9/12/2022	2,047,000	2,100,140
2.15%, 2/9/2022 (a)	6,957,000	7,116,733
2.30%, 5/11/2022 (a)	10,771,000	11,039,521
2.50%, 2/9/2022	10,516,000	10,778,374
2.70%, 5/13/2022	7,710,000	7,965,895
2.85%, 5/6/2021 (a)	15,905,000	16,176,657
2.85%, 2/23/2023	3,264,000	3,414,209
Dell International LLC/EMC Corp.:
4.42%, 6/15/2021 (d)	19,221,000	19,207,545
5.45%, 6/15/2023 (d)	8,441,000	8,675,997
Hewlett Packard Enterprise Co.:
3.50%, 10/5/2021	3,937,000	3,969,638
3.60%, 10/15/2020	3,586,000	3,586,789
4.40%, 10/15/2022	8,936,000	9,172,089
HP, Inc.:
3.75%, 12/1/2020	3,133,000	3,121,032
4.05%, 9/15/2022 (a)	2,025,000	2,175,964
4.30%, 6/1/2021 (a)	3,829,000	3,985,300
4.38%, 9/15/2021	1,616,000	1,642,486
4.65%, 12/9/2021	2,956,000	3,015,327
IBM Credit LLC:
2.20%, 9/8/2022	496,000	502,165
3.60%, 11/30/2021	3,905,000	4,028,750
International Business Machines Corp.:
1.88%, 8/1/2022 (a)	7,285,000	7,335,339
2.50%, 1/27/2022 (a)	3,779,000	3,869,696
2.85%, 5/13/2022	15,843,000	16,248,898
2.88%, 11/9/2022	5,643,000	5,835,370
NetApp, Inc. 3.38%, 6/15/2021	3,278,000	3,289,473
Seagate HDD Cayman 4.25%, 3/1/2022 (a)	1,357,000	1,358,493
		171,552,178
COSMETICS/PERSONAL CARE — 0.6%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	41,000	41,612
Series MTN, 2.30%, 5/3/2022	349,000	355,146
Security Description	Principal Amount	Value
Series MTN, 2.45%, 11/15/2021	$20,000	$20,130
Estee Lauder Cos., Inc. 1.70%, 5/10/2021	2,651,000	2,650,258
Procter & Gamble Co.:
1.70%, 11/3/2021	2,628,000	2,653,518
1.90%, 10/23/2020 (a)	3,380,000	3,383,076
2.15%, 8/11/2022	5,334,000	5,489,913
2.30%, 2/6/2022 (a)	1,062,000	1,089,123
Unilever Capital Corp.:
1.38%, 7/28/2021	1,248,000	1,257,347
2.20%, 5/5/2022 (a)	7,855,000	7,874,873
2.75%, 3/22/2021	3,858,000	3,904,296
3.00%, 3/7/2022 (a)	3,586,000	3,685,189
		32,404,481
DIVERSIFIED FINANCIAL SERVICES — 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.30%, 1/23/2023	8,796,000	7,452,587
3.50%, 5/26/2022	4,020,000	3,430,628
3.95%, 2/1/2022	7,234,000	6,532,736
4.13%, 7/3/2023 (a)	2,530,000	2,197,077
4.25%, 7/1/2020	1,026,000	1,003,223
4.45%, 12/16/2021	4,019,000	3,660,787
4.50%, 5/15/2021	6,355,000	5,835,669
4.63%, 7/1/2022	5,157,000	4,426,820
5.00%, 10/1/2021	4,068,000	3,724,417
Air Lease Corp.:
2.25%, 1/15/2023	3,524,000	2,968,301
2.50%, 3/1/2021	3,793,000	3,469,761
2.63%, 7/1/2022	3,978,000	3,516,154
2.75%, 1/15/2023	976,000	841,790
3.38%, 6/1/2021	3,266,000	2,941,000
3.50%, 1/15/2022	8,286,000	7,459,969
3.75%, 2/1/2022 (a)	2,828,000	2,587,026
3.88%, 4/1/2021	3,560,000	3,351,313
Aircastle, Ltd.:
5.13%, 3/15/2021	2,568,000	2,549,485
5.50%, 2/15/2022	3,901,000	3,556,893
7.63%, 4/15/2020	1,561,000	1,564,278
Ally Financial, Inc.:
4.13%, 2/13/2022	5,831,000	5,751,698
4.25%, 4/15/2021	2,314,000	2,293,753
4.63%, 5/19/2022	3,790,000	3,718,369
American Express Co.:
2.50%, 8/1/2022	16,147,000	16,251,794
2.65%, 12/2/2022	5,309,000	5,380,831
2.75%, 5/20/2022	17,763,000	18,032,998
3.38%, 5/17/2021 (a)	4,414,000	4,465,732
3.40%, 2/27/2023	110,000	113,325
3.70%, 11/5/2021	4,807,000	4,918,955
American Express Credit Corp.:
Series MTN, 2.25%, 5/5/2021	6,846,000	6,864,416

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.70%, 3/3/2022 (a)	$7,640,000	$7,709,982
Ameriprise Financial, Inc. 3.00%, 3/22/2022	3,910,000	3,957,819
BGC Partners, Inc. 5.38%, 7/24/2023	3,978,000	3,933,287
BlackRock, Inc.:
3.38%, 6/1/2022 (a)	3,765,000	3,886,308
4.25%, 5/24/2021 (a)	3,914,000	4,013,259
Capital One Bank USA NA:
3.38%, 2/15/2023	15,615,000	15,160,135
SOFR + 0.62%, 2.01%, 1/27/2023 (b)	13,002,000	12,705,424
Capital One Financial Corp.:
3.05%, 3/9/2022	5,017,000	4,987,299
3.20%, 1/30/2023	888,000	880,523
3.45%, 4/30/2021	6,035,000	6,044,535
4.75%, 7/15/2021	4,704,000	4,813,039
Charles Schwab Corp. 3.25%, 5/21/2021	5,264,000	5,314,587
CME Group, Inc. 3.00%, 9/15/2022 (a)	499,000	510,846
Discover Financial Services:
3.85%, 11/21/2022	2,282,000	2,328,530
5.20%, 4/27/2022 (a)	2,893,000	2,977,534
E*TRADE Financial Corp. 2.95%, 8/24/2022	6,206,000	5,995,803
Franklin Resources, Inc. 2.80%, 9/15/2022 (a)	200,000	200,886
Intercontinental Exchange, Inc. 2.35%, 9/15/2022	3,775,000	3,811,920
International Lease Finance Corp.:
4.63%, 4/15/2021	2,594,000	2,469,151
5.88%, 8/15/2022	3,949,000	3,700,726
8.63%, 1/15/2022	1,947,000	1,943,067
Jefferies Group LLC:
5.13%, 1/20/2023 (a)	3,377,000	3,436,266
6.88%, 4/15/2021	34,000	34,217
Mastercard, Inc. 2.00%, 11/21/2021	3,941,000	3,821,982
Synchrony Financial:
2.85%, 7/25/2022	4,335,000	4,116,950
3.75%, 8/15/2021	5,505,000	5,490,687
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	3,824,000	3,814,478
Visa, Inc.:
2.15%, 9/15/2022 (a)	9,127,000	9,336,739
2.80%, 12/14/2022	6,407,000	6,673,723
Western Union Co. 3.60%, 3/15/2022	3,396,000	3,442,661
		278,374,148
ELECTRIC — 4.8%
Alabama Power Co. Series 17A, 2.45%, 3/30/2022	3,609,000	3,648,663
Security Description	Principal Amount	Value
Ameren Corp. 2.70%, 11/15/2020 (a)	$2,410,000	$2,395,444
American Electric Power Co., Inc.:
2.15%, 11/13/2020	2,907,000	2,883,424
Series I, 3.65%, 12/1/2021 (a)	4,477,000	4,531,978
Appalachian Power Co. 4.60%, 3/30/2021	2,429,000	2,439,833
Berkshire Hathaway Energy Co. 2.38%, 1/15/2021	1,719,000	1,722,593
CenterPoint Energy Houston Electric LLC 1.85%, 6/1/2021	613,000	602,604
CenterPoint Energy, Inc.:
2.50%, 9/1/2022	3,449,000	3,432,169
3.60%, 11/1/2021	3,574,000	3,567,781
CMS Energy Corp. 5.05%, 3/15/2022	2,111,000	2,183,323
Commonwealth Edison Co. 3.40%, 9/1/2021 (a)	2,908,000	2,793,745
Connecticut Light & Power Co. 2.50%, 1/15/2023	25,000	25,740
Consolidated Edison, Inc. 2.00%, 5/15/2021	3,850,000	3,804,917
Consumers Energy Co. 2.85%, 5/15/2022	2,827,000	2,851,086
Dominion Energy, Inc.:
2.72%, 8/15/2021 (a) (c)	4,522,000	4,431,650
4.10%, 4/1/2021 (c)	3,798,000	3,807,419
Series B, 2.75%, 1/15/2022 (a)	3,670,000	3,637,117
Series B, 2.75%, 9/15/2022	1,422,000	1,414,947
Series C, 2.00%, 8/15/2021	3,836,000	3,823,111
DTE Electric Co. 3.90%, 6/1/2021 (a)	189,000	184,054
DTE Energy Co.:
2.25%, 11/1/2022	2,981,000	2,938,908
Series B, 2.60%, 6/15/2022	3,881,000	3,786,925
Series B, 3.30%, 6/15/2022	3,266,000	3,296,798
Duke Energy Carolinas LLC:
3.35%, 5/15/2022	3,945,000	4,047,964
3.90%, 6/15/2021	1,070,000	1,087,013
Duke Energy Corp.:
1.80%, 9/1/2021	3,510,000	3,485,184
2.40%, 8/15/2022	700,000	694,883
3.05%, 8/15/2022	4,708,000	4,694,347
3.55%, 9/15/2021	3,976,000	4,017,470
Duke Energy Florida LLC 3.10%, 8/15/2021	1,223,000	1,228,589
Duke Energy Progress LLC:
2.80%, 5/15/2022	1,981,000	2,004,614
3.00%, 9/15/2021 (a)	536,000	542,796
Edison International:
2.40%, 9/15/2022 (a)	1,935,000	1,865,843
3.13%, 11/15/2022	3,745,000	3,708,748

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Emera US Finance L.P. 2.70%, 6/15/2021	$3,840,000	$3,892,608
Entergy Corp. 4.00%, 7/15/2022	3,921,000	4,025,063
Entergy Gulf States Louisiana LLC 3.95%, 10/1/2020	500,000	502,195
Evergy, Inc. 4.85%, 6/1/2021	2,160,000	2,165,378
Eversource Energy:
2.50%, 3/15/2021	3,930,000	3,874,941
Series K, 2.75%, 3/15/2022	4,923,000	4,997,190
Exelon Corp.:
2.45%, 4/15/2021	16,000	15,864
3.50%, 6/1/2022	5,029,000	4,882,606
5.15%, 12/1/2020	3,889,000	3,931,118
Exelon Generation Co. LLC:
3.40%, 3/15/2022	3,940,000	3,869,316
4.00%, 10/1/2020	3,818,000	3,809,944
4.25%, 6/15/2022	3,899,000	3,752,593
FirstEnergy Corp. Series A, 2.85%, 7/15/2022	3,062,000	3,001,770
Georgia Power Co.:
2.40%, 4/1/2021	3,811,000	3,821,671
2.85%, 5/15/2022	3,923,000	3,903,660
Series A, 2.10%, 7/30/2023	4,965,000	4,835,165
ITC Holdings Corp. 2.70%, 11/15/2022	1,000	991
LG&E & KU Energy LLC 3.75%, 11/15/2020	2,539,000	2,561,851
National Rural Utilities Cooperative Finance Corp.:
2.40%, 4/25/2022	4,903,000	4,684,179
3.05%, 2/15/2022	596,000	596,417
Series MTN, 1.75%, 1/21/2022	2,104,000	2,104,884
Series MTN, 2.90%, 3/15/2021	3,947,000	3,953,197
NextEra Energy Capital Holdings, Inc.:
1.95%, 9/1/2022	250,000	250,863
2.40%, 9/1/2021	11,625,000	11,609,539
2.90%, 4/1/2022	3,907,000	3,934,622
3.20%, 2/25/2022	39,000	39,352
3.30%, 8/15/2022 (a)	2,772,000	2,779,872
4.50%, 6/1/2021	3,917,000	3,992,833
NV Energy, Inc. 6.25%, 11/15/2020	3,820,000	3,777,904
Ohio Power Co. Series M, 5.38%, 10/1/2021	3,692,000	3,851,199
Oncor Electric Delivery Co. LLC:
4.10%, 6/1/2022 (a)	1,651,000	1,693,051
7.00%, 9/1/2022	55,000	57,797
PacifiCorp:
2.95%, 2/1/2022	362,000	364,585
Security Description	Principal Amount	Value
3.85%, 6/15/2021	$3,591,000	$3,665,370
PECO Energy Co. 1.70%, 9/15/2021	675,000	669,796
PNM Resources, Inc. 3.25%, 3/9/2021	3,425,000	3,446,543
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	279,000	278,941
4.20%, 6/15/2022	5,782,000	5,824,151
PPL Electric Utilities Corp. 3.00%, 9/15/2021	130,000	131,088
Progress Energy, Inc.:
3.15%, 4/1/2022	3,347,000	3,326,885
4.40%, 1/15/2021	3,582,000	3,602,847
PSEG Power LLC 3.00%, 6/15/2021	1,425,000	1,429,275
Public Service Co. of Colorado 2.25%, 9/15/2022	354,000	352,471
Public Service Electric & Gas Co. Series MTN, 1.90%, 3/15/2021	2,558,000	2,529,555
Public Service Enterprise Group, Inc.:
2.00%, 11/15/2021	3,717,000	3,630,951
2.65%, 11/15/2022	3,838,000	3,844,102
Puget Energy, Inc.:
5.63%, 7/15/2022	19,000	18,899
6.00%, 9/1/2021	2,901,000	2,978,892
6.50%, 12/15/2020	3,798,000	3,877,226
San Diego Gas & Electric Co. 3.00%, 8/15/2021 (a)	3,950,000	3,946,010
Sempra Energy:
2.85%, 11/15/2020 (a)	2,392,000	2,382,886
2.88%, 10/1/2022	395,000	397,417
2.90%, 2/1/2023 (a)	953,000	949,474
Southern California Edison Co.:
3.88%, 6/1/2021	3,901,000	3,885,708
Series A, 2.90%, 3/1/2021	2,709,000	2,699,789
Series B, 2.40%, 2/1/2022	2,188,000	2,149,119
Southern Co. 2.35%, 7/1/2021	6,222,000	6,204,641
Southern Power Co. Series E, 2.50%, 12/15/2021	983,000	961,197
Virginia Electric & Power Co. 2.95%, 1/15/2022	272,000	273,409
WEC Energy Group, Inc.:
3.10%, 3/8/2022	3,663,000	3,704,355
3.38%, 6/15/2021	3,796,000	3,803,820
Wisconsin Electric Power Co. 2.95%, 9/15/2021	1,956,000	1,963,902
Wisconsin Public Service Corp. 3.35%, 11/21/2021	2,593,000	2,613,018
Xcel Energy, Inc.:
2.40%, 3/15/2021 (a)	4,483,000	4,472,017
2.60%, 3/15/2022 (a)	355,000	355,224
		273,484,876

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Emerson Electric Co. 2.63%, 12/1/2021	$3,480,000	$3,564,390
ELECTRONICS — 0.7%
Amphenol Corp. 2.20%, 4/1/2020	1,750,000	1,750,000
Arrow Electronics, Inc.:
3.50%, 4/1/2022	2,510,000	2,593,809
4.50%, 3/1/2023	5,000	5,396
Avnet, Inc.:
3.75%, 12/1/2021	2,830,000	2,856,093
4.88%, 12/1/2022	104,000	113,208
FLIR Systems, Inc. 3.13%, 6/15/2021	3,121,000	3,125,026
Fortive Corp. 2.35%, 6/15/2021	5,561,000	5,407,683
Honeywell International, Inc.:
1.85%, 11/1/2021	9,424,000	9,440,869
2.15%, 8/8/2022	7,496,000	7,565,863
4.25%, 3/1/2021	1,425,000	1,466,140
Jabil, Inc.:
4.70%, 9/15/2022	1,792,000	1,798,397
5.63%, 12/15/2020	1,279,000	1,299,349
Tech Data Corp. 3.70%, 2/15/2022	3,918,000	3,859,661
		41,281,494
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
3.55%, 6/1/2022	2,174,000	2,221,111
5.25%, 11/15/2021	46,000	48,109
Waste Management, Inc.:
2.90%, 9/15/2022	4,590,000	4,620,569
4.60%, 3/1/2021	1,421,000	1,439,956
		8,329,745
FOOD — 1.3%
Campbell Soup Co.:
2.50%, 8/2/2022 (a)	3,727,000	3,692,935
3.30%, 3/15/2021	252,000	252,731
Conagra Brands, Inc.:
3.20%, 1/25/2023	3,103,000	3,088,261
3.80%, 10/22/2021	10,384,000	10,450,665
Flowers Foods, Inc. 4.38%, 4/1/2022	2,948,000	2,953,395
General Mills, Inc.:
2.60%, 10/12/2022	2,753,000	2,778,465
3.15%, 12/15/2021	4,136,000	4,184,970
3.20%, 4/16/2021	6,219,000	6,204,137
Hershey Co. 3.10%, 5/15/2021 (a)	3,632,000	3,678,926
JM Smucker Co.:
3.00%, 3/15/2022 (a)	2,953,000	2,961,889
Security Description	Principal Amount	Value
3.50%, 10/15/2021	$3,901,000	$3,960,997
Kellogg Co. 4.00%, 12/15/2020	642,000	649,710
Kraft Heinz Foods Co. 2.80%, 7/2/2020	266,000	266,702
Kroger Co.:
2.60%, 2/1/2021	1,667,000	1,666,800
2.80%, 8/1/2022	505,000	511,302
2.95%, 11/1/2021	975,000	984,467
3.40%, 4/15/2022 (a)	3,712,000	3,778,853
McCormick & Co., Inc. 2.70%, 8/15/2022	3,895,000	3,903,842
Sysco Corp.:
2.50%, 7/15/2021	3,959,000	3,956,625
2.60%, 6/12/2022	2,689,000	2,567,834
Tyson Foods, Inc.:
2.25%, 8/23/2021	3,893,000	3,888,406
4.50%, 6/15/2022	5,627,000	5,817,755
		72,199,667
FOREST PRODUCTS & PAPER — 0.0% (e)
International Paper Co. 7.50%, 8/15/2021	212,000	230,701
GAS — 0.1%
Dominion Energy Gas Holdings LLC 2.80%, 11/15/2020	2,807,000	2,793,470
NiSource, Inc. 2.65%, 11/17/2022	1,043,000	1,053,670
Southern Co. Gas Capital Corp. 3.50%, 9/15/2021	1,025,000	995,542
		4,842,682
HEALTH CARE PRODUCTS — 0.6%
Abbott Laboratories 2.55%, 3/15/2022 (a)	3,777,000	3,869,914
Baxter International, Inc. 1.70%, 8/15/2021	379,000	377,082
Boston Scientific Corp. 3.38%, 5/15/2022	3,172,000	3,236,424
Covidien International Finance SA 3.20%, 6/15/2022	1,119,000	1,155,927
DH Europe Finance II Sarl 2.05%, 11/15/2022	5,830,000	5,721,795
Medtronic, Inc. 3.15%, 3/15/2022	8,735,000	9,055,313
Stryker Corp. 2.63%, 3/15/2021	3,223,000	3,227,802
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	2,248,000	2,248,000
3.15%, 4/1/2022	3,833,000	3,833,498
3.38%, 11/30/2021	2,354,000	2,436,743
		35,162,498

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE SERVICES — 1.3%
Aetna, Inc. 2.75%, 11/15/2022	$7,157,000	$7,192,141
Anthem, Inc.:
2.95%, 12/1/2022 (a)	4,714,000	4,818,321
3.13%, 5/15/2022	3,460,000	3,516,571
3.30%, 1/15/2023	3,822,000	3,884,260
3.70%, 8/15/2021	3,784,000	3,834,781
Cigna Holding Co.:
4.38%, 12/15/2020	250,000	251,288
5.13%, 6/15/2020	42,000	42,283
Humana, Inc.:
2.90%, 12/15/2022	2,315,000	2,323,496
3.15%, 12/1/2022	6,059,000	6,042,883
Laboratory Corp. of America Holdings:
3.20%, 2/1/2022	4,140,000	4,174,900
3.75%, 8/23/2022	2,505,000	2,587,515
Quest Diagnostics, Inc. 4.70%, 4/1/2021	768,000	777,185
UnitedHealth Group, Inc.:
2.13%, 3/15/2021 (a)	3,039,000	3,038,696
2.38%, 10/15/2022	223,000	225,739
2.75%, 2/15/2023	186,000	189,357
2.88%, 12/15/2021	3,409,000	3,456,112
2.88%, 3/15/2022	4,046,000	4,157,386
2.88%, 3/15/2023	5,000,000	5,172,400
3.15%, 6/15/2021	3,953,000	4,007,868
3.35%, 7/15/2022	11,356,000	11,741,423
3.38%, 11/15/2021	3,844,000	3,926,608
		75,361,213
HOME BUILDERS — 0.1%
DR Horton, Inc.:
2.55%, 12/1/2020	2,696,000	2,660,251
4.38%, 9/15/2022	200,000	207,970
NVR, Inc. 3.95%, 9/15/2022	2,393,000	2,427,938
		5,296,159
HOME FURNISHINGS — 0.1%
Whirlpool Corp.:
4.70%, 6/1/2022	3,595,000	3,778,489
Series MTN, 4.85%, 6/15/2021	2,366,000	2,409,298
		6,187,787
HOUSEHOLD PRODUCTS & WARES — 0.1%
Church & Dwight Co., Inc. 2.45%, 8/1/2022	1,000	991
Clorox Co.:
3.05%, 9/15/2022	3,478,000	3,596,843
3.80%, 11/15/2021	165,000	168,429
Security Description	Principal Amount	Value
Kimberly-Clark Corp. 2.40%, 3/1/2022 (a)	$3,541,000	$3,584,413
		7,350,676
HOUSEWARES — 0.0% (e)
Newell Brands, Inc. 3.15%, 4/1/2021	27,000	26,835
Tupperware Brands Corp. 4.75%, 6/1/2021 (a)	2,278,000	1,390,856
		1,417,691
INSURANCE — 1.6%
Alleghany Corp. 4.95%, 6/27/2022	59,000	63,842
American International Group, Inc.:
3.30%, 3/1/2021	4,703,000	4,707,327
4.88%, 6/1/2022	12,405,000	12,835,826
6.40%, 12/15/2020	3,836,000	3,943,715
Aon Corp. 2.20%, 11/15/2022	3,630,000	3,618,783
Aon PLC 2.80%, 3/15/2021 (a)	1,499,000	1,483,650
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/2020 (a)	1,798,000	1,806,756
3.00%, 5/15/2022 (a)	451,000	467,926
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	3,640,000	3,663,806
3.00%, 2/11/2023	4,417,000	4,615,323
3.40%, 1/31/2022 (a)	3,969,000	4,105,494
3.75%, 8/15/2021 (a)	2,039,000	2,103,840
Chubb INA Holdings, Inc.:
2.70%, 3/13/2023	5,000,000	5,110,650
2.88%, 11/3/2022	3,737,000	3,781,470
CNA Financial Corp. 5.75%, 8/15/2021	2,671,000	2,744,132
Enstar Group, Ltd. 4.50%, 3/10/2022	2,464,000	2,437,980
Lincoln National Corp.:
4.20%, 3/15/2022 (a)	680,000	722,187
4.85%, 6/24/2021 (a)	930,000	951,316
Markel Corp. 4.90%, 7/1/2022	3,604,000	3,775,839
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022 (a)	3,923,000	3,974,744
3.50%, 12/29/2020	3,539,000	3,539,602
4.80%, 7/15/2021	859,000	881,540
MetLife, Inc. 3.05%, 12/15/2022	2,019,000	2,033,819
Progressive Corp. 3.75%, 8/23/2021	762,000	778,314
Prudential Financial, Inc.:
Series MTN, 4.50%, 11/15/2020	522,000	525,315
Series MTN, 4.50%, 11/16/2021 (a)	3,963,000	4,084,030

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Reinsurance Group of America, Inc. 5.00%, 6/1/2021	$3,610,000	$3,708,445
Trinity Acquisition PLC 3.50%, 9/15/2021	1,430,000	1,384,555
Unum Group 5.63%, 9/15/2020	1,099,000	1,100,517
Willis Towers Watson PLC 5.75%, 3/15/2021 (a)	1,297,000	1,328,738
WR Berkley Corp. 4.63%, 3/15/2022	3,021,000	2,595,541
		88,875,022
INTERNET — 0.9%
Alibaba Group Holding, Ltd. 3.13%, 11/28/2021	6,590,000	6,678,438
Alphabet, Inc. 3.63%, 5/19/2021 (a)	1,934,000	1,992,117
Amazon.com, Inc.:
2.40%, 2/22/2023 (a)	3,003,000	3,124,351
2.50%, 11/29/2022 (a)	4,268,000	4,398,686
3.30%, 12/5/2021	4,276,000	4,422,111
Baidu, Inc.:
2.88%, 7/6/2022	935,000	948,230
3.50%, 11/28/2022	4,994,000	5,131,036
eBay, Inc.:
2.60%, 7/15/2022	4,310,000	4,293,967
2.75%, 1/30/2023	6,878,000	6,824,489
2.88%, 8/1/2021 (a)	3,479,000	3,447,759
3.80%, 3/9/2022	3,928,000	3,972,661
JD.com, Inc. 3.13%, 4/29/2021	3,973,000	3,982,972
		49,216,817
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	45,020
3.63%, 1/19/2022	4,786,000	4,518,415
FS KKR Capital Corp. 4.75%, 5/15/2022	3,536,000	3,224,903
		7,788,338
IRON/STEEL — 0.1%
Nucor Corp. 4.13%, 9/15/2022	3,885,000	3,999,646
LEISURE TIME — 0.0% (e)
Royal Caribbean Cruises, Ltd.:
2.65%, 11/28/2020	2,280,000	2,086,109
5.25%, 11/15/2022	24,000	17,410
		2,103,519
LODGING — 0.3%
Choice Hotels International, Inc. 5.75%, 7/1/2022	2,204,000	2,038,964
Marriott International, Inc.:
2.13%, 10/3/2022	3,808,000	3,410,293
Security Description	Principal Amount	Value
2.30%, 1/15/2022	$6,700,000	$6,279,240
2.88%, 3/1/2021	2,347,000	2,190,948
Series N, 3.13%, 10/15/2021	730,000	653,262
		14,572,707
MACHINERY, CONSTRUCTION & MINING — 1.0%
ABB Finance USA, Inc. 2.88%, 5/8/2022	10,390,000	10,476,133
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021 (a)	3,834,000	3,826,869
1.93%, 10/1/2021	955,000	945,622
Series I, 2.65%, 5/17/2021	3,945,000	3,978,730
Series MTN, 1.90%, 9/6/2022	10,943,000	10,893,975
Series MTN, 1.95%, 11/18/2022	5,154,000	5,131,065
Series MTN, 2.40%, 6/6/2022 (a)	5,220,000	5,243,908
Series MTN, 2.55%, 11/29/2022	281,000	283,335
Series MTN, 2.85%, 6/1/2022	1,325,000	1,345,259
Series MTN, 2.90%, 3/15/2021	3,642,000	3,670,917
Series MTN, 2.95%, 2/26/2022	4,873,000	4,952,479
Series MTN, 3.15%, 9/7/2021	3,257,000	3,318,687
Caterpillar, Inc. 3.90%, 5/27/2021 (a)	4,360,000	4,462,111
		58,529,090
MACHINERY-DIVERSIFIED — 1.2%
CNH Industrial Capital LLC:
3.88%, 10/15/2021	500,000	495,265
4.38%, 11/6/2020 (a)	2,532,000	2,507,769
4.38%, 4/5/2022	1,415,000	1,397,129
4.88%, 4/1/2021	3,900,000	3,916,497
Deere & Co. 2.60%, 6/8/2022	4,691,000	4,752,499
IDEX Corp. 4.50%, 12/15/2020 (a)	3,839,000	3,877,198
John Deere Capital Corp.:
2.55%, 1/8/2021 (a)	3,895,000	3,910,424
2.80%, 1/27/2023 (a)	7,000	7,130
Series MTN, 1.20%, 4/6/2023	5,122,000	5,026,884
Series MTN, 1.95%, 6/13/2022 (a)	3,829,000	3,804,992
Series MTN, 2.15%, 9/8/2022 (a)	583,000	579,928
Series MTN, 2.30%, 6/7/2021	4,166,000	4,185,955
Series MTN, 2.65%, 1/6/2022 (a)	1,552,000	1,568,591
Series MTN, 2.70%, 1/6/2023 (a)	1,900,000	1,931,540

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 2.75%, 3/15/2022	$950,000	$969,779
Series MTN, 2.80%, 3/4/2021	952,000	955,427
Series MTN, 2.80%, 3/6/2023	50,000	51,280
Series MTN, 2.88%, 3/12/2021	3,360,000	3,376,464
Series MTN, 2.95%, 4/1/2022	4,210,000	4,296,473
Series MTN, 3.13%, 9/10/2021	3,954,000	4,015,920
Series MTN, 3.15%, 10/15/2021 (a)	427,000	434,622
Series MTN, 3.20%, 1/10/2022	3,785,000	3,865,507
Series MTN, 3.90%, 7/12/2021	1,298,000	1,335,019
Roper Technologies, Inc.:
2.80%, 12/15/2021	3,632,000	3,621,649
3.00%, 12/15/2020	3,731,000	3,738,201
Xylem, Inc. 4.88%, 10/1/2021	3,888,000	4,085,316
		68,707,458
MEDIA — 1.6%
CBS Corp.:
3.38%, 3/1/2022	3,830,000	3,810,046
4.30%, 2/15/2021	3,340,000	3,261,009
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	5,002,000	4,983,593
4.46%, 7/23/2022	11,336,000	11,750,104
4.50%, 2/1/2024	4,902,000	5,062,197
Comcast Corp.:
1.63%, 1/15/2022 (a)	5,001,000	5,014,953
2.85%, 1/15/2023 (a)	8,000	8,260
3.13%, 7/15/2022	5,170,000	5,296,820
Discovery Communications LLC:
2.95%, 3/20/2023	5,000,000	4,980,450
3.30%, 5/15/2022	3,193,000	3,105,767
3.50%, 6/15/2022	2,542,000	2,541,212
4.38%, 6/15/2021	3,782,000	3,833,170
Fox Corp. 3.67%, 1/25/2022	3,403,000	3,476,200
NBCUniversal Media LLC 2.88%, 1/15/2023 (a)	50,000	51,562
Time Warner Cable LLC:
4.00%, 9/1/2021	1,265,000	1,267,062
4.13%, 2/15/2021	6,298,000	6,415,962
TWDC Enterprises 18 Corp.:
2.75%, 8/16/2021	3,005,000	3,048,362
Series MTN, 2.35%, 12/1/2022	50,000	50,943
Series MTN, 2.45%, 3/4/2022	89,000	90,444
Series MTN, 2.55%, 2/15/2022 (a)	362,000	365,236
Security Description	Principal Amount	Value
Series MTN, 3.75%, 6/1/2021	$7,207,000	$7,380,977
Viacom, Inc.:
3.88%, 12/15/2021	3,903,000	3,938,752
4.50%, 3/1/2021	3,828,000	3,855,485
Walt Disney Co.:
1.65%, 9/1/2022	5,544,000	5,573,161
3.00%, 9/15/2022 (a)	4,427,000	4,563,219
		93,724,946
METAL FABRICATE & HARDWARE — 0.0% (e)
Precision Castparts Corp. 2.50%, 1/15/2023	260,000	261,383
MINING — 0.3%
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	3,858,000	3,888,093
3.25%, 11/21/2021	3,572,000	3,622,794
Kinross Gold Corp. 5.13%, 9/1/2021	2,734,000	2,739,331
Newmont Goldcorp Corp. 3.63%, 6/9/2021	3,264,000	3,345,437
Southern Copper Corp.:
3.50%, 11/8/2022	5,000	4,928
5.38%, 4/16/2020	2,006,000	1,996,652
		15,597,235
MISCELLANEOUS MANUFACTURER — 1.3%
3M Co.:
Series MTN, 1.63%, 9/19/2021 (a)	3,831,000	3,831,268
Series MTN, 2.00%, 6/26/2022 (a)	844,000	844,422
Series MTN, 2.75%, 3/1/2022	3,970,000	4,001,641
Series MTN, 3.00%, 9/14/2021	3,852,000	3,938,593
Eaton Corp. 2.75%, 11/2/2022 (a)	11,198,000	11,183,107
General Electric Co.:
2.70%, 10/9/2022	16,255,000	15,993,457
5.30%, 2/11/2021	7,276,000	7,400,565
Series GMTN, 3.10%, 1/9/2023 (a)	12,845,000	12,771,270
Series GMTN, 3.15%, 9/7/2022 (a)	6,579,000	6,583,803
Series MTN, 4.38%, 9/16/2020	300	300
Series MTN, 4.65%, 10/17/2021	4,135,000	4,254,005
Illinois Tool Works, Inc. 3.38%, 9/15/2021 (a)	875,000	891,791
		71,694,222
OIL & GAS — 3.2%
Anadarko Petroleum Corp. 4.85%, 3/15/2021	1	1

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Apache Corp. 3.25%, 4/15/2022	$2,952,000	$2,269,498
BP Capital Markets America, Inc.:
2.11%, 9/16/2021	2,841,000	2,783,555
2.52%, 9/19/2022	750,000	739,110
3.25%, 5/6/2022	9,359,000	9,447,910
4.50%, 10/1/2020	6,538,000	6,560,033
4.74%, 3/11/2021	5,531,000	5,606,000
BP Capital Markets PLC:
2.50%, 11/6/2022	200,000	198,026
3.06%, 3/17/2022	4,718,000	4,744,562
3.56%, 11/1/2021	5,368,000	5,435,959
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	6,471,000	5,618,769
3.45%, 11/15/2021	4,735,000	4,435,322
Chevron Corp.:
2.10%, 5/16/2021 (a)	6,738,000	6,759,831
2.36%, 12/5/2022	6,162,000	6,247,036
2.41%, 3/3/2022	2,644,000	2,663,116
2.50%, 3/3/2022 (a)	8,329,000	8,436,444
Energen Corp. 4.63%, 9/1/2021 (a)	2,569,000	2,383,852
EOG Resources, Inc. 4.40%, 6/1/2020 (a)	2,205,000	2,218,715
Exxon Mobil Corp.:
1.90%, 8/16/2022	3,558,000	3,566,041
2.22%, 3/1/2021 (a)	11,277,000	11,275,647
2.40%, 3/6/2022 (a)	6,339,000	6,407,398
Husky Energy, Inc. 3.95%, 4/15/2022	2,998,000	2,634,942
Marathon Oil Corp. 2.80%, 11/1/2022	3,748,000	2,892,969
Marathon Petroleum Corp.:
3.40%, 12/15/2020 (a)	3,599,000	3,496,429
5.13%, 3/1/2021	5,196,000	4,946,072
Newfield Exploration Co. 5.75%, 1/30/2022	5,741,000	3,896,532
Ovintiv, Inc. 3.90%, 11/15/2021	785,000	539,499
Phillips 66 4.30%, 4/1/2022	15,194,000	15,188,530
Pioneer Natural Resources Co.:
3.45%, 1/15/2021	3,705,000	3,588,885
3.95%, 7/15/2022	167,000	160,788
Shell International Finance B.V.:
1.75%, 9/12/2021	5,301,000	5,260,818
1.88%, 5/10/2021	7,343,000	7,301,953
2.25%, 11/10/2020	3,847,000	3,826,688
2.25%, 1/6/2023	2,505,000	2,505,276
2.38%, 8/21/2022	5,602,000	5,629,506
Suncor Energy, Inc. 9.25%, 10/15/2021	1,858,000	1,956,994
Total Capital International SA:
2.22%, 7/12/2021	3,514,000	3,519,060
Security Description	Principal Amount	Value
2.75%, 6/19/2021	$3,978,000	$4,004,374
2.88%, 2/17/2022	6,814,000	6,863,401
Total Capital SA:
4.13%, 1/28/2021	3,083,000	3,121,137
4.25%, 12/15/2021	3,733,000	3,850,030
		182,980,708
OIL & GAS SERVICES — 0.2%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. 2.77%, 12/15/2022	8,220,000	7,829,879
Halliburton Co. 3.25%, 11/15/2021	3,880,000	3,748,545
National Oilwell Varco, Inc. 2.60%, 12/1/2022	1,511,000	1,364,554
		12,942,978
PACKAGING & CONTAINERS — 0.0% (e)
Bemis Co., Inc. 4.50%, 10/15/2021 (d)	202,000	205,733
WestRock RKT LLC 4.90%, 3/1/2022	273,000	291,714
		497,447
PHARMACEUTICALS — 6.3%
AbbVie, Inc.:
2.15%, 11/19/2021 (d)	8,652,000	8,639,195
2.30%, 11/21/2022 (d)	32,558,000	32,454,466
2.90%, 11/6/2022	17,309,000	17,499,399
3.20%, 11/6/2022	162,000	165,420
3.38%, 11/14/2021	7,000,000	7,154,700
Allergan Finance LLC 3.25%, 10/1/2022	1,636,000	1,646,454
Allergan Funding SCS 3.45%, 3/15/2022	17,948,000	18,058,380
AmerisourceBergen Corp. 3.50%, 11/15/2021	3,790,000	3,819,145
AstraZeneca PLC 2.38%, 6/12/2022	4,663,000	4,676,429
Becton Dickinson and Co.:
2.89%, 6/6/2022	10,753,000	10,682,030
3.13%, 11/8/2021	3,830,000	3,849,303
3.25%, 11/12/2020	2,170,000	2,178,029
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	120,000	121,307
2.25%, 8/15/2021 (d)	4,913,000	4,948,865
2.55%, 5/14/2021 (d)	8,238,000	8,338,009
2.60%, 5/16/2022 (d)	12,748,000	13,019,277
2.75%, 2/15/2023 (d)	100,000	102,168
2.88%, 2/19/2021 (d)	3,942,000	3,965,061
3.25%, 8/15/2022 (d)	2,428,000	2,509,775
3.55%, 8/15/2022 (d)	2,912,000	3,022,598

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Cardinal Health, Inc. 2.62%, 6/15/2022	$8,087,000	$8,128,810
Cigna Corp.:
3.00%, 7/15/2023 (d)	6,485,000	6,528,514
3.05%, 11/30/2022 (d)	102,000	103,070
3.40%, 9/17/2021	6,366,000	6,487,081
3.90%, 2/15/2022 (d)	2,355,000	2,403,254
CVS Health Corp.:
2.13%, 6/1/2021	9,337,000	9,315,712
2.75%, 12/1/2022	5,782,000	5,824,151
2.80%, 7/20/2020	378,000	377,887
3.35%, 3/9/2021	11,146,000	11,218,003
3.50%, 7/20/2022	9,779,000	10,036,774
4.75%, 12/1/2022	2,484,000	2,603,927
Eli Lilly & Co. 2.35%, 5/15/2022 (a)	3,924,000	4,002,558
Express Scripts Holding Co. 3.90%, 2/15/2022	2,288,000	2,273,105
GlaxoSmithKline Capital PLC:
2.85%, 5/8/2022	8,400,000	8,618,652
2.88%, 6/1/2022	16,138,000	16,621,172
3.13%, 5/14/2021	5,184,000	5,254,036
Johnson & Johnson:
1.65%, 3/1/2021 (a)	3,765,000	3,778,855
1.95%, 11/10/2020	3,092,000	3,100,163
2.05%, 3/1/2023	5,000	5,133
2.25%, 3/3/2022 (a)	5,187,000	5,326,063
2.45%, 12/5/2021	558,000	569,964
3.55%, 5/15/2021 (a)	323,000	334,001
McKesson Corp.:
2.70%, 12/15/2022	144,000	148,647
3.65%, 11/30/2020	3,600,000	3,627,756
Merck & Co., Inc.:
2.35%, 2/10/2022	6,186,000	6,324,505
2.40%, 9/15/2022 (a)	3,842,000	3,948,154
Mylan NV 3.15%, 6/15/2021	13,158,000	12,992,999
Novartis Capital Corp.:
2.40%, 5/17/2022	3,016,000	3,087,479
2.40%, 9/21/2022 (a)	10,000,000	10,221,400
Perrigo Finance Unlimited Co. 3.50%, 12/15/2021 (a)	952,000	969,279
Pfizer, Inc.:
1.95%, 6/3/2021	4,387,000	4,419,201
2.20%, 12/15/2021	5,363,000	5,420,277
2.80%, 3/11/2022	3,817,000	3,913,456
3.00%, 9/15/2021	3,746,000	3,824,666
Sanofi 4.00%, 3/29/2021 (a)	8,779,000	8,931,491
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	17,542,000	17,389,385
Takeda Pharmaceutical Co., Ltd. 4.00%, 11/26/2021	7,755,000	7,880,553
Zoetis, Inc.:
3.25%, 8/20/2021	3,903,000	3,922,632
Security Description	Principal Amount	Value
3.25%, 2/1/2023	$5,200,000	$5,309,148
		362,091,923
PIPELINES — 2.2%
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	3,300,000	3,342,867
Enbridge, Inc. 2.90%, 7/15/2022	3,862,000	3,702,847
Energy Transfer Operating L.P.:
3.60%, 2/1/2023	350,000	309,068
4.65%, 6/1/2021	5,964,000	5,733,014
5.20%, 2/1/2022	8,640,000	8,140,608
Energy Transfer Partners L.P./Regency Energy Finance Corp. 5.88%, 3/1/2022	4,175,000	3,814,990
Enterprise Products Operating LLC:
2.85%, 4/15/2021	4,524,000	4,469,757
3.50%, 2/1/2022	3,850,000	3,801,451
4.05%, 2/15/2022	3,600,000	3,622,428
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	4,221,000	4,171,192
3.95%, 9/1/2022	1,665,000	1,649,133
4.15%, 3/1/2022	3,921,000	3,846,501
5.00%, 10/1/2021	6,105,000	6,014,158
5.80%, 3/1/2021	3,877,000	3,903,325
Kinder Morgan, Inc. 3.15%, 1/15/2023	8,758,000	8,574,170
MPLX L.P. 3.50%, 12/1/2022 (d)	400,000	386,204
ONEOK Partners L.P. 3.38%, 10/1/2022	5,007,000	4,618,006
ONEOK, Inc. 4.25%, 2/1/2022	3,732,000	3,596,603
Plains All American Pipeline L.P./PAA Finance Corp.:
2.85%, 1/31/2023	629,000	506,194
3.65%, 6/1/2022	3,555,000	3,259,508
Sabine Pass Liquefaction LLC 6.25%, 3/15/2022	8,848,000	8,581,233
Southern Natural Gas Co. LLC/Southern Natural Issuing Corp. 4.40%, 6/15/2021	1,260,000	1,279,769
Sunoco Logistics Partners Operations L.P.:
3.45%, 1/15/2023	150,000	129,132
4.40%, 4/1/2021	4,085,000	3,952,401
4.65%, 2/15/2022	3,922,000	3,697,583
TC PipeLines L.P. 4.65%, 6/15/2021	1,995,000	1,837,355
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	4,253,000	4,111,885
3.80%, 10/1/2020	3,895,000	3,879,654
9.88%, 1/1/2021	1,355,000	1,384,796

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Williams Cos., Inc.:
3.35%, 8/15/2022	$1,032,000	$983,352
3.60%, 3/15/2022 (a)	9,743,000	9,545,217
3.70%, 1/15/2023	2,531,000	2,328,900
4.00%, 11/15/2021	3,778,000	3,257,996
7.88%, 9/1/2021	4,641,000	4,434,661
		126,865,958
REAL ESTATE INVESTMENT TRUSTS — 1.6%
American Tower Corp.:
2.25%, 1/15/2022	2,907,000	2,852,988
2.80%, 6/1/2020	5,125,000	5,126,691
3.00%, 6/15/2023	3,257,000	3,147,239
3.45%, 9/15/2021	2,484,000	2,504,543
3.50%, 1/31/2023	1,297,000	1,309,244
4.70%, 3/15/2022	3,556,000	3,641,557
AvalonBay Communities, Inc. Series GMTN, 2.95%, 9/15/2022	553,000	557,424
Boston Properties L.P.:
3.85%, 2/1/2023	314,000	319,665
4.13%, 5/15/2021	5,062,000	5,099,104
Brixmor Operating Partnership L.P. 3.88%, 8/15/2022	3,193,000	3,053,721
Corporate Office Properties L.P. 3.70%, 6/15/2021	1,136,000	1,162,446
Crown Castle International Corp.:
2.25%, 9/1/2021	3,829,000	3,813,799
3.40%, 2/15/2021	3,025,000	3,038,945
4.88%, 4/15/2022	3,932,000	4,033,799
5.25%, 1/15/2023	6,953,000	7,218,744
Digital Realty Trust L.P. 3.95%, 7/1/2022	2,934,000	3,003,682
ERP Operating L.P. 4.63%, 12/15/2021	3,892,000	3,981,205
Essex Portfolio L.P. 3.63%, 8/15/2022	5,000	5,103
Healthpeak Properties, Inc. 3.15%, 8/1/2022	1,792,000	1,732,667
Highwoods Realty L.P. 3.20%, 6/15/2021	926,000	936,788
Hospitality Properties Trust 5.00%, 8/15/2022	3,855,000	2,772,670
Kimco Realty Corp. 3.20%, 5/1/2021	2,211,000	2,225,792
Office Properties Income Trust:
4.00%, 7/15/2022	290,000	248,771
4.15%, 2/1/2022	1,042,000	978,501
Public Storage 2.37%, 9/15/2022 (a)	640,000	639,514
Rayonier, Inc. 3.75%, 4/1/2022	100,000	98,150
Security Description	Principal Amount	Value
Realty Income Corp. 3.25%, 10/15/2022	$3,845,000	$3,813,356
Simon Property Group L.P.:
2.35%, 1/30/2022	3,614,000	3,581,366
2.50%, 7/15/2021	3,545,000	3,505,331
2.63%, 6/15/2022	3,515,000	3,463,154
SL Green Operating Partnership L.P. 3.25%, 10/15/2022	3,854,000	3,933,893
SL Green Realty Corp. 4.50%, 12/1/2022 (a)	50,000	54,514
Ventas Realty L.P./Ventas Capital Corp. 3.25%, 8/15/2022	3,881,000	3,822,901
Welltower, Inc. 3.75%, 3/15/2023	3,292,000	3,292,988
Weyerhaeuser Co. 4.70%, 3/15/2021	2,193,000	2,196,004
		91,166,259
RETAIL — 2.0%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	3,185,000	3,260,994
AutoZone, Inc. 3.70%, 4/15/2022	3,516,000	3,574,119
Best Buy Co., Inc. 5.50%, 3/15/2021	3,382,000	3,370,569
Costco Wholesale Corp.:
2.15%, 5/18/2021	4,213,000	4,248,179
2.25%, 2/15/2022 (a)	489,000	490,643
2.30%, 5/18/2022 (a)	4,754,000	4,833,677
Home Depot, Inc.:
2.00%, 4/1/2021	7,337,000	7,347,125
2.63%, 6/1/2022	5,362,000	5,468,060
3.25%, 3/1/2022	4,136,000	4,270,048
4.40%, 4/1/2021 (a)	3,994,000	4,061,938
Lowe's Cos., Inc.:
3.12%, 4/15/2022	7,190,000	7,251,618
3.75%, 4/15/2021	3,911,000	3,952,535
3.80%, 11/15/2021	1,181,000	1,201,608
McDonald's Corp.:
Series MTN, 2.63%, 1/15/2022	5,348,000	5,392,174
Series MTN, 2.75%, 12/9/2020	3,876,000	3,927,086
Series MTN, 3.63%, 5/20/2021	2,925,000	2,981,950
Nordstrom, Inc. 4.00%, 10/15/2021	3,888,000	3,698,888
O'Reilly Automotive, Inc. 4.63%, 9/15/2021	3,350,000	3,434,286
QVC, Inc. 5.13%, 7/2/2022	515,000	430,983
Starbucks Corp.:
2.20%, 11/22/2020	2,813,000	2,809,962
2.70%, 6/15/2022	212,000	214,786
3.10%, 3/1/2023 (a)	4,049,000	4,124,676

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
Target Corp. 2.90%, 1/15/2022	$3,787,000	$3,861,718
TJX Cos., Inc. 2.75%, 6/15/2021	3,832,000	3,845,450
Walgreen Co. 3.10%, 9/15/2022	6,114,000	6,129,102
Walgreens Boots Alliance, Inc. 3.30%, 11/18/2021 (a)	4,799,000	4,849,485
Walmart, Inc.:
2.35%, 12/15/2022	1,160,000	1,191,192
3.13%, 6/23/2021	11,924,000	12,172,377
4.25%, 4/15/2021 (a)	355,000	364,226
		112,759,454
SAVINGS & LOANS — 0.0% (e)
First Niagara Financial Group, Inc. 7.25%, 12/15/2021	105,000	112,465
People's United Financial, Inc. 3.65%, 12/6/2022	54,000	56,238
		168,703
SEMICONDUCTORS — 2.2%
Analog Devices, Inc.:
2.50%, 12/5/2021	1,607,000	1,611,628
2.95%, 1/12/2021	3,878,000	3,856,749
Applied Materials, Inc. 4.30%, 6/15/2021	3,781,000	3,896,094
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.20%, 1/15/2021	3,932,000	3,879,508
3.00%, 1/15/2022	21,209,000	20,964,248
Broadcom, Inc.:
3.13%, 4/15/2021 (d)	6,243,000	6,174,202
3.13%, 10/15/2022 (d)	14,774,000	14,486,202
Intel Corp.:
1.70%, 5/19/2021	3,759,000	3,763,586
2.35%, 5/11/2022 (a)	7,640,000	7,808,768
2.70%, 12/15/2022	200,000	208,856
3.10%, 7/29/2022	1,605,000	1,665,653
3.30%, 10/1/2021	15,464,000	15,886,012
Lam Research Corp. 2.80%, 6/15/2021	6,542,000	6,659,560
Microchip Technology, Inc. 3.92%, 6/1/2021	6,665,000	6,504,507
NVIDIA Corp. 2.20%, 9/16/2021 (a)	5,654,000	5,689,055
QUALCOMM, Inc.:
2.60%, 1/30/2023 (a)	5,785,000	5,900,931
3.00%, 5/20/2022	11,775,000	12,004,259
Texas Instruments, Inc.:
1.85%, 5/15/2022	3,414,000	3,464,800
2.75%, 3/12/2021	1,616,000	1,623,434
		126,048,052
Security Description	Principal Amount	Value
SOFTWARE — 2.6%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	$3,750,000	$3,767,475
2.60%, 6/15/2022	295,000	298,071
Adobe, Inc. 1.70%, 2/1/2023 (a)	3,956,000	3,980,923
Autodesk, Inc. 3.60%, 12/15/2022	5,000	5,119
CA, Inc. 3.60%, 8/15/2022	3,778,000	3,563,070
Electronic Arts, Inc. 3.70%, 3/1/2021 (a)	3,775,000	3,807,805
Fidelity National Information Services, Inc. 3.50%, 4/15/2023	4,060,000	4,176,481
Fiserv, Inc.:
2.70%, 6/1/2020	3,239,000	3,239,259
3.50%, 10/1/2022	3,637,000	3,696,283
4.75%, 6/15/2021	619,000	638,010
Microsoft Corp.:
1.55%, 8/8/2021 (a)	10,597,000	10,681,034
2.00%, 11/3/2020 (a)	3,862,000	3,875,594
2.00%, 8/8/2023	8,985,000	9,226,337
2.13%, 11/15/2022 (a)	1,982,000	2,042,074
2.38%, 2/12/2022	9,195,000	9,461,471
2.40%, 2/6/2022	7,430,000	7,609,806
2.65%, 11/3/2022	3,799,000	3,969,499
Oracle Corp.:
1.90%, 9/15/2021	25,162,000	25,224,905
2.50%, 5/15/2022	25,171,000	25,588,335
2.50%, 10/15/2022	7,314,000	7,470,154
2.80%, 7/8/2021 (a)	5,140,000	5,215,507
VMware, Inc.:
2.30%, 8/21/2020	500	494
2.95%, 8/21/2022	9,976,000	9,929,711
		147,467,417
TELECOMMUNICATIONS — 2.2%
America Movil SAB de CV 3.13%, 7/16/2022	6,061,000	6,120,155
AT&T, Inc.:
2.63%, 12/1/2022	34,000	34,086
2.80%, 2/17/2021	8,414,000	8,414,421
3.00%, 2/15/2022	1,900,000	1,914,516
3.00%, 6/30/2022	9,961,000	9,992,477
3.20%, 3/1/2022	7,086,000	7,206,037
3.40%, 6/15/2022	979,000	997,258
3.60%, 2/17/2023 (a)	9,599,000	9,876,315
3.80%, 3/15/2022	8,038,000	8,221,186
3.88%, 8/15/2021	5,295,000	5,354,304
4.00%, 1/15/2022	1,745,000	1,785,798
4.45%, 5/15/2021	3,921,000	4,002,988
4.60%, 2/15/2021	7,252,000	7,293,191
Cisco Systems, Inc.:
1.85%, 9/20/2021	8,688,000	8,750,988

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
2.20%, 2/28/2021	$6,928,000	$6,957,444
2.90%, 3/4/2021 (a)	3,636,000	3,675,160
3.00%, 6/15/2022 (a)	170,000	176,285
Corning, Inc. 2.90%, 5/15/2022 (a)	3,584,000	3,625,718
Motorola Solutions, Inc. 3.75%, 5/15/2022	544,000	575,035
Orange SA 4.13%, 9/14/2021	5,936,000	6,086,656
Verizon Communications, Inc.:
2.45%, 11/1/2022	3,728,000	3,781,236
2.95%, 3/15/2022 (a)	3,918,000	4,000,121
3.13%, 3/16/2022	5,940,000	6,096,460
3.45%, 3/15/2021	1,239,000	1,256,098
4.60%, 4/1/2021	7,627,000	7,822,709
Vodafone Group PLC 2.50%, 9/26/2022	4,017,000	4,004,467
		128,021,109
TOYS/GAMES/HOBBIES — 0.1%
Hasbro, Inc.:
2.60%, 11/19/2022	1,225,000	1,212,260
3.15%, 5/15/2021	2,780,000	2,732,017
		3,944,277
TRANSPORTATION — 1.2%
Burlington Northern Santa Fe LLC:
3.05%, 3/15/2022 (a)	153,000	155,763
3.05%, 9/1/2022	2,270,000	2,322,278
3.45%, 9/15/2021	4,972,000	5,053,093
Canadian National Railway Co. 2.85%, 12/15/2021	175,000	180,376
CSX Corp. 4.25%, 6/1/2021	1,639,000	1,668,666
FedEx Corp.:
2.63%, 8/1/2022	6,330,000	6,322,847
3.40%, 1/14/2022	3,949,000	3,973,997
Norfolk Southern Corp.:
3.00%, 4/1/2022 (a)	1,949,000	1,950,462
3.25%, 12/1/2021	3,870,000	3,912,260
Norfolk Southern Railway Co. 9.75%, 6/15/2020	2,752,000	2,799,912
Ryder System, Inc.:
Series MTN, 2.25%, 9/1/2021	100,000	96,552
Series MTN, 2.50%, 9/1/2022	356,000	335,195
Series MTN, 2.80%, 3/1/2022	2,439,000	2,407,171
Series MTN, 2.88%, 6/1/2022	2,421,000	2,427,852
Series MTN, 3.45%, 11/15/2021	3,922,000	3,863,405
Series MTN, 3.50%, 6/1/2021	3,644,000	3,646,369
Union Pacific Corp.:
2.95%, 3/1/2022	3,870,000	3,971,975
3.20%, 6/8/2021	3,829,000	3,842,363
4.16%, 7/15/2022	6,205,000	6,387,303
United Parcel Service, Inc.:
Security Description	Principal Amount	Value
2.05%, 4/1/2021	$3,971,000	$3,965,719
2.35%, 5/16/2022	3,362,000	3,399,251
2.45%, 10/1/2022	5,597,000	5,657,560
		68,340,369
TRUCKING & LEASING — 0.0% (e)
GATX Corp. 4.85%, 6/1/2021 (a)	50,000	51,310
TOTAL CORPORATE BONDS & NOTES (Cost $5,557,681,150)		5,491,703,871
	Shares
SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (f) (g)	71,405,278	71,405,278
State Street Navigator Securities Lending Portfolio II (h) (i)	117,988,000	117,988,000
TOTAL SHORT-TERM INVESTMENTS (Cost $189,393,278)		189,393,278
TOTAL INVESTMENTS — 99.7% (Cost $5,747,074,428)		5,681,097,149
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		18,305,140
NET ASSETS — 100.0%		$5,699,402,289
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2020. Maturity date shown is the final maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.5% of net assets as of March 31, 2020, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2020.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
BKNT	Bank Notes
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$5,491,703,871	$—	$5,491,703,871
Short-Term Investments	189,393,278	—	—	189,393,278
TOTAL INVESTMENTS	$189,393,278	$5,491,703,871	$—	$5,681,097,149
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$560,399,457	$560,400,837	$1,380	$—	—	$—	$244,849
State Street Institutional U.S. Government Money Market Fund, Class G Shares	83,320,381	83,320,381	563,784,365	575,699,468	—	—	71,405,278	71,405,278	136,966
State Street Navigator Securities Lending Portfolio II	—	—	420,861,415	302,873,415	—	—	117,988,000	117,988,000	225,305
State Street Navigator Securities Lending Portfolio III	27,959,848	27,959,848	162,138,638	190,098,486	—	—	—	—	37,919
Total		$111,280,229	$1,707,183,875	$1,629,072,206	$1,380	$—		$189,393,278	$645,039
See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.4%
Treasury Bonds:
7.13%, 2/15/2023	$4,041,400	$4,828,526
7.25%, 8/15/2022	2,599,900	3,021,978
7.63%, 11/15/2022	2,442,600	2,907,839
8.00%, 11/15/2021 (a)	5,701,400	6,412,516
8.13%, 5/15/2021 (a)	1,458,900	1,588,035
8.13%, 8/15/2021 (a)	4,803,800	5,317,957
Treasury Notes:
0.38%, 3/31/2022	8,272,800	8,297,360
0.50%, 3/15/2023	15,068,000	15,163,352
1.13%, 6/30/2021	23,666,900	23,937,775
1.13%, 7/31/2021	27,555,900	27,878,821
1.13%, 8/31/2021	30,368,000	30,741,669
1.13%, 9/30/2021	24,679,100	24,998,193
1.13%, 2/28/2022 (a)	54,229,400	55,161,468
1.25%, 3/31/2021	12,996,400	13,133,471
1.25%, 10/31/2021	24,709,000	25,092,182
1.38%, 4/30/2021	27,059,300	27,405,997
1.38%, 5/31/2021	24,204,300	24,539,946
1.38%, 1/31/2022	48,131,900	49,135,902
1.38%, 10/15/2022	38,036,300	39,079,327
1.38%, 2/15/2023 (a)	48,345,800	49,864,160
1.50%, 8/31/2021	31,456,400	32,016,717
1.50%, 9/30/2021	32,771,500	33,383,406
1.50%, 10/31/2021	36,549,600	37,274,881
1.50%, 11/30/2021	44,287,000	45,214,259
1.50%, 1/31/2022	22,108,100	22,600,351
1.50%, 8/15/2022	29,262,700	30,108,575
1.50%, 9/15/2022	39,734,300	40,926,329
1.50%, 1/15/2023 (a)	47,703,700	49,313,700
1.50%, 2/28/2023	21,095,500	21,820,658
1.50%, 3/31/2023	10,045,200	10,396,782
1.63%, 6/30/2021 (a)	28,436,200	28,938,277
1.63%, 12/31/2021	41,512,400	42,508,049
1.63%, 8/15/2022	14,362,400	14,811,225
1.63%, 8/31/2022	36,378,500	37,538,065
1.63%, 11/15/2022	72,389,400	74,883,441
1.63%, 12/15/2022	42,288,800	43,808,554
1.75%, 7/31/2021 (a)	47,918,300	48,882,282
1.75%, 11/30/2021	25,070,400	25,691,284
1.75%, 2/28/2022	21,713,100	22,320,388
1.75%, 3/31/2022	20,659,500	21,268,794
1.75%, 4/30/2022	20,281,900	20,904,618
1.75%, 5/15/2022	28,078,500	28,964,728
1.75%, 5/31/2022	28,080,900	28,969,397
1.75%, 6/15/2022 (a)	42,868,300	44,278,265
1.75%, 6/30/2022	21,651,200	22,371,779
1.75%, 7/15/2022	26,730,800	27,630,876
1.75%, 9/30/2022	19,252,500	19,947,395
1.75%, 1/31/2023	19,824,500	20,623,675
1.88%, 11/30/2021	16,503,600	16,944,556
1.88%, 1/31/2022	23,407,200	24,095,701
1.88%, 2/28/2022	26,801,400	27,624,287
Security Description	Principal Amount	Value
1.88%, 3/31/2022	$31,421,600	$32,426,846
1.88%, 4/30/2022	23,847,800	24,641,485
1.88%, 5/31/2022	17,065,400	17,654,690
1.88%, 7/31/2022	21,326,800	22,116,558
1.88%, 8/31/2022	19,536,300	20,279,595
1.88%, 9/30/2022	24,139,300	25,087,899
1.88%, 10/31/2022	20,220,300	21,038,590
2.00%, 5/31/2021	20,098,300	20,520,678
2.00%, 8/31/2021	20,826,200	21,330,585
2.00%, 10/31/2021	18,000,300	18,489,683
2.00%, 11/15/2021	30,383,400	31,241,494
2.00%, 12/31/2021	22,965,800	23,657,465
2.00%, 2/15/2022	18,588,300	19,180,802
2.00%, 7/31/2022 (a)	18,822,700	19,572,667
2.00%, 10/31/2022	23,732,000	24,768,421
2.00%, 11/30/2022	48,503,700	50,682,577
2.00%, 2/15/2023	39,774,200	41,675,904
2.13%, 5/31/2021	34,111,300	34,876,139
2.13%, 6/30/2021	18,534,300	18,978,110
2.13%, 8/15/2021	25,861,700	26,515,314
2.13%, 9/30/2021	27,022,700	27,765,824
2.13%, 12/31/2021	23,905,700	24,673,297
2.13%, 5/15/2022	29,286,500	30,435,080
2.13%, 6/30/2022	16,918,900	17,623,414
2.13%, 12/31/2022	51,531,900	54,092,391
2.25%, 3/31/2021 (a)	46,981,100	47,948,250
2.25%, 4/30/2021	59,745,600	61,073,539
2.25%, 7/31/2021	20,286,700	20,816,848
2.25%, 4/15/2022	32,763,400	34,079,055
2.38%, 3/15/2021	17,639,100	18,006,352
2.38%, 4/15/2021	24,754,400	25,312,341
2.38%, 3/15/2022	30,487,900	31,744,335
2.38%, 1/31/2023	29,380,200	31,094,810
2.50%, 1/15/2022 (a)	30,406,200	31,621,260
2.50%, 2/15/2022	27,816,100	28,979,813
2.50%, 3/31/2023	15,068,000	16,048,597
2.63%, 5/15/2021	27,385,400	28,135,289
2.63%, 6/15/2021	25,884,900	26,639,202
2.63%, 7/15/2021	25,009,000	25,777,831
2.63%, 12/15/2021	31,522,200	32,794,170
2.63%, 2/28/2023	26,350,500	28,116,807
2.75%, 8/15/2021	25,499,600	26,375,153
2.75%, 9/15/2021	28,420,200	29,449,322
2.88%, 10/15/2021	26,299,400	27,356,513
2.88%, 11/15/2021 (a)	25,884,000	26,976,992
3.13%, 5/15/2021	24,155,700	24,939,817
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,672,421,925)		2,697,179,572

See accompanying notes to schedule of investments.

SPDR PORTFOLIO SHORT TERM TREASURY ETF
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 13.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.36% (b) (c)	3,800,114	$3,800,114
State Street Navigator Securities Lending Portfolio II (d) (e)	349,783,660	349,783,660
TOTAL SHORT-TERM INVESTMENTS (Cost $353,583,774)		353,583,774
TOTAL INVESTMENTS — 112.4% (Cost $3,026,005,699)		3,050,763,346
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.4)%		(336,927,584)
NET ASSETS — 100.0%		$2,713,835,762

(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2020.
(d)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$2,697,179,572	$—	$2,697,179,572
Short-Term Investments	353,583,774	—	—	353,583,774
TOTAL INVESTMENTS	$353,583,774	$2,697,179,572	$—	$3,050,763,346
Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	969,950	$969,950	$80,737,838	$77,907,674	$—	$—	3,800,114	$3,800,114	$30,666
State Street Navigator Securities Lending Portfolio II	—	—	1,163,145,145	813,361,485	—	—	349,783,660	349,783,660	169,676
State Street Navigator Securities Lending Portfolio III	3,552,500	3,552,500	50,267,173	53,819,673	—	—	—	—	7,590
Total		$4,522,450	$1,294,150,156	$945,088,832	$—	$—		$353,583,774	$207,932
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Inflation Protected Indexed Bonds:
0.25%, 2/15/2050 (a)	$8,580,658	$8,834,508
0.63%, 2/15/2043	29,606,644	32,481,822
0.75%, 2/15/2042	29,150,504	32,557,270
0.75%, 2/15/2045	26,163,786	29,942,471
0.88%, 2/15/2047	22,827,315	27,180,516
1.00%, 2/15/2046	24,199,579	29,363,446
1.00%, 2/15/2048	21,714,551	26,727,408
1.00%, 2/15/2049 (a)	17,935,107	22,257,203
1.38%, 2/15/2044	25,634,770	32,880,660
1.75%, 1/15/2028 (a)	22,302,389	25,359,976
2.00%, 1/15/2026	29,454,820	32,759,612
2.13%, 2/15/2040	20,537,303	28,703,917
2.13%, 2/15/2041 (a)	31,610,802	44,031,844
2.38%, 1/15/2025	40,161,472	44,543,452
2.38%, 1/15/2027	24,510,699	28,383,242
2.50%, 1/15/2029	19,942,479	24,462,973
3.38%, 4/15/2032	8,498,913	12,018,243
3.63%, 4/15/2028	30,146,407	38,812,396
3.88%, 4/15/2029	35,893,673	48,392,010
Treasury Inflation Protected Indexed Notes:
0.13%, 4/15/2021 (a)	55,535,263	54,482,507
0.13%, 1/15/2022	50,003,922	49,295,128
0.13%, 4/15/2022 (a)	54,344,828	53,628,964
0.13%, 7/15/2022	49,007,501	48,532,056
0.13%, 1/15/2023 (a)	52,365,595	51,700,791
0.13%, 7/15/2024	50,571,445	50,649,801
0.13%, 10/15/2024	37,875,280	38,304,568
0.13%, 7/15/2026	45,489,885	45,902,153
0.13%, 1/15/2030 (a)	27,958,099	28,797,191
0.25%, 1/15/2025	47,461,158	47,859,618
Security Description	Principal Amount	Value
0.25%, 7/15/2029 (a)	$42,104,948	$43,746,203
0.38%, 7/15/2023	52,394,152	52,666,495
0.38%, 7/15/2025	46,114,827	47,043,179
0.38%, 1/15/2027	45,766,366	46,814,878
0.38%, 7/15/2027	41,644,162	42,838,769
0.50%, 4/15/2024 (a)	32,624,282	33,094,676
0.50%, 1/15/2028	41,585,634	43,297,348
0.63%, 7/15/2021	43,544,798	43,146,566
0.63%, 4/15/2023 (a)	50,073,509	50,395,637
0.63%, 1/15/2024	49,679,190	50,465,513
0.63%, 1/15/2026	52,725,161	54,439,688
0.75%, 7/15/2028	43,012,781	46,002,602
0.88%, 1/15/2029	41,786,939	45,415,583
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,579,356,084)		1,638,212,883
	Shares
SHORT-TERM INVESTMENT — 15.6%
State Street Navigator Securities Lending Portfolio II (b) (c) (Cost $257,349,860)	257,349,860	257,349,860
TOTAL INVESTMENTS — 114.9% (Cost $1,836,705,944)		1,895,562,743
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.9)%		(246,372,472)
NET ASSETS — 100.0%		$1,649,190,271
(a)	All or a portion of the shares of the security are on loan at March 31, 2020.
(b)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2020 are shown in the Affiliate Table below.
(c)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2020.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$1,638,212,883	$—	$1,638,212,883
Short-Term Investment	257,349,860	—	—	257,349,860
TOTAL INVESTMENTS	$257,349,860	$1,638,212,883	$—	$1,895,562,743
See accompanying notes to schedule of investments.

SPDR PORTFOLIO TIPS ETF (formerly, SPDR Bloomberg Barclays TIPS ETF)
SCHEDULE OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/19	Value at 6/30/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/20	Value at 3/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,317	$581,317	$65,669,885	$66,251,202	$—	$—	—	$—	$25,037
State Street Navigator Securities Lending Portfolio II	—	—	1,287,403,416	1,030,053,556	—	—	257,349,860	257,349,860	160,177
State Street Navigator Securities Lending Portfolio III	—	—	243,598,301	243,598,301	—	—	—	—	37,029
Total		$581,317	$1,596,671,602	$1,339,903,059	$—	$—		$257,349,860	$222,243
See accompanying notes to schedule of investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2020 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of March 31, 2020, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2020 are disclosed in the Schedules of Investments.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2020 (Unaudited)

Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the FORM N-PORT filings were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the FORM N-PORT filings.
Other information regarding the Fund's is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.